UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-03213

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 1-18-102 Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 1-18-102
Columbus, OH 43215
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 through June 30, 2026

Item 1. Reports to Stockholders.

(a)   The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“1940 Act”).

      (b)    Not applicable.

NVIT Allspring Discovery Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$45	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$495,683,935
Number of Portfolio Holdings	83
Portfolio Turnover Rate	57.79%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.8%
Repurchase Agreements	3.3%
Short-Term Investments	0.6%
Other liabilities in excess of assets	-1.7%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	9.3%
Aerospace & Defense	9.2%
Biotechnology	7.9%
Health Care Providers & Services	7.4%
Hotels, Restaurants & Leisure	6.7%
Electronic Equipment, Instruments & Components	5.6%
Construction & Engineering	4.9%
Trading Companies & Distributors	4.8%
IT Services	4.2%
Commercial Services & Supplies	3.3%
Other IndustriesFootnote Reference#	36.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Allspring Discovery Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-DIS-I (6-26)

NVIT Allspring Discovery Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$495,683,935
Number of Portfolio Holdings	83
Portfolio Turnover Rate	57.79%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.8%
Repurchase Agreements	3.3%
Short-Term Investments	0.6%
Other liabilities in excess of assets	-1.7%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	9.3%
Aerospace & Defense	9.2%
Biotechnology	7.9%
Health Care Providers & Services	7.4%
Hotels, Restaurants & Leisure	6.7%
Electronic Equipment, Instruments & Components	5.6%
Construction & Engineering	4.9%
Trading Companies & Distributors	4.8%
IT Services	4.2%
Commercial Services & Supplies	3.3%
Other IndustriesFootnote Reference#	36.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Allspring Discovery Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-DIS-II (6-26)

NVIT American Funds Asset Allocation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$48	0.93%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$6,385,544,691
Number of Portfolio Holdings	1
Portfolio Turnover Rate	8.00%

Asset Class WeightingsFootnote Reference1

Table Summary
Investment Company	100.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Table Summary
American Funds Asset Allocation Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Asset Allocation Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-AM-AA-II (6-26)

NVIT American Funds Bond Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT American Funds Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$43	0.86%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$3,055,836,230
Number of Portfolio Holdings	1
Portfolio Turnover Rate	2.20%

Asset Class WeightingsFootnote Reference1

Table Summary
Investment Company	100.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Table Summary
American Funds The Bond Fund of America, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Bond Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-AM-BD-II (6-26)

NVIT American Funds Global Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT American Funds Global Growth Fund (the "Fund") for the period of April 30, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class I	$14Footnote Reference**	0.79%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.
Footnote**	Actual expenses are equal to the Fund's annualized expense ratio multiplied by the average account value from April 30, 2026 through June 30, 2026 multiplied by 62/365 to reflect the period from commencement of operations.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$831,663,171
Number of Portfolio Holdings	1
Portfolio Turnover Rate	3.83%

Asset Class WeightingsFootnote Reference1

Table Summary
Investment Company	100.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Table Summary
American Funds Global Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-AM-GG-I (6-26)

NVIT American Funds Global Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT American Funds Global Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$58	1.05%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$831,663,171
Number of Portfolio Holdings	1
Portfolio Turnover Rate	3.83%

Asset Class WeightingsFootnote Reference1

Table Summary
Investment Company	100.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Table Summary
American Funds Global Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-AM-GG-II (6-26)

NVIT American Funds Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT American Funds Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$50	0.97%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$2,818,111,187
Number of Portfolio Holdings	1
Portfolio Turnover Rate	1.67%

Asset Class WeightingsFootnote Reference1

Table Summary
Investment Company	100.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Table Summary
American Funds Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-AM-GR-II (6-26)

NVIT American Funds Growth-Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$48	0.91%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$4,395,932,698
Number of Portfolio Holdings	1
Portfolio Turnover Rate	5.42%

Asset Class WeightingsFootnote Reference1

Table Summary
Investment Company	100.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Table Summary
American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Growth-Income Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-AM-GI-II (6-26)

NVIT Strategic Income Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Strategic Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$39	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$491,737,665
Number of Portfolio Holdings	444
Portfolio Turnover Rate	119.82%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	58.1%
Asset-Backed Securities	11.8%
Mortgage-Backed Securities	9.7%
Foreign Government Securities	8.5%
Collateralized Mortgage Obligations	7.5%
Commercial Mortgage-Backed Securities	4.7%
Repurchase Agreements	3.9%
Loan Participations	2.5%
U.S. Treasury Obligation	2.4%
Preferred Stocks	1.0%
Supranational	0.6%
Money Market Fund	0.6%
Credit Default Swaps	-0.8%
Other liabilities in excess of assets	-10.5%

Top IndustriesFootnote Reference2

Table Summary
Insurance	11.2%
Banks	9.1%
Oil, Gas & Consumable Fuels	5.4%
Capital Markets	5.1%
Consumer Finance	2.7%
Hotels, Restaurants & Leisure	2.4%
Electric Utilities	2.3%
Passenger Airlines	2.3%
Diversified Telecommunication Services	1.6%
Pharmaceuticals	1.2%
Other IndustriesFootnote Reference#	56.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Strategic Income Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-SI-I (6-26)

NVIT J.P. Morgan Equity and Options Total Return Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Equity and Options Total Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$40	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$705,818,759
Number of Portfolio Holdings	116
Portfolio Turnover Rate	3.71%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.8%
Other assets in excess of liabilities	0.2%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	20.1%
Technology Hardware, Storage & Peripherals	9.0%
Interactive Media & Services	7.6%
Software	7.2%
Broadline Retail	4.2%
Banks	3.8%
Capital Markets	3.4%
Oil, Gas & Consumable Fuels	3.2%
Pharmaceuticals	3.1%
Aerospace & Defense	3.0%
Other Industries	35.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Equity and Options Total Return Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-OTR-I (6-26)

NVIT J.P. Morgan Equity and Options Total Return Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Equity and Options Total Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$53	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$705,818,759
Number of Portfolio Holdings	116
Portfolio Turnover Rate	3.71%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.8%
Other assets in excess of liabilities	0.2%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	20.1%
Technology Hardware, Storage & Peripherals	9.0%
Interactive Media & Services	7.6%
Software	7.2%
Broadline Retail	4.2%
Banks	3.8%
Capital Markets	3.4%
Oil, Gas & Consumable Fuels	3.2%
Pharmaceuticals	3.1%
Aerospace & Defense	3.0%
Other Industries	35.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Equity and Options Total Return Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-OTR-II (6-26)

NVIT J.P. Morgan Equity and Options Total Return Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Equity and Options Total Return Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$40	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$705,818,759
Number of Portfolio Holdings	116
Portfolio Turnover Rate	3.71%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.8%
Other assets in excess of liabilities	0.2%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	20.1%
Technology Hardware, Storage & Peripherals	9.0%
Interactive Media & Services	7.6%
Software	7.2%
Broadline Retail	4.2%
Banks	3.8%
Capital Markets	3.4%
Oil, Gas & Consumable Fuels	3.2%
Pharmaceuticals	3.1%
Aerospace & Defense	3.0%
Other Industries	35.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Equity and Options Total Return Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-OTR-IV (6-26)

NVIT BlackRock Equity Dividend Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$42	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$642,318,768
Number of Portfolio Holdings	91
Portfolio Turnover Rate	61.93%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.2%
Repurchase Agreements	0.9%
Master Limited Partnership	0.8%
Other assets in excess of liabilities	1.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	9.0%
Health Care Providers & Services	7.2%
Broadline Retail	6.6%
Technology Hardware, Storage & Peripherals	6.3%
Software	5.8%
Oil, Gas & Consumable Fuels	4.8%
Pharmaceuticals	4.7%
Aerospace & Defense	4.2%
Capital Markets	3.2%
Health Care Equipment & Supplies	3.0%
Other IndustriesFootnote Reference#	45.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BR-EQD-I (6-26)

NVIT BlackRock Equity Dividend Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$55	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$642,318,768
Number of Portfolio Holdings	91
Portfolio Turnover Rate	61.93%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.2%
Repurchase Agreements	0.9%
Master Limited Partnership	0.8%
Other assets in excess of liabilities	1.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	9.0%
Health Care Providers & Services	7.2%
Broadline Retail	6.6%
Technology Hardware, Storage & Peripherals	6.3%
Software	5.8%
Oil, Gas & Consumable Fuels	4.8%
Pharmaceuticals	4.7%
Aerospace & Defense	4.2%
Capital Markets	3.2%
Health Care Equipment & Supplies	3.0%
Other IndustriesFootnote Reference#	45.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BR-EQD-II (6-26)

NVIT BlackRock Equity Dividend Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$42	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$642,318,768
Number of Portfolio Holdings	91
Portfolio Turnover Rate	61.93%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.2%
Repurchase Agreements	0.9%
Master Limited Partnership	0.8%
Other assets in excess of liabilities	1.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	9.0%
Health Care Providers & Services	7.2%
Broadline Retail	6.6%
Technology Hardware, Storage & Peripherals	6.3%
Software	5.8%
Oil, Gas & Consumable Fuels	4.8%
Pharmaceuticals	4.7%
Aerospace & Defense	4.2%
Capital Markets	3.2%
Health Care Equipment & Supplies	3.0%
Other IndustriesFootnote Reference#	45.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BR-EQD-IV (6-26)

NVIT BlackRock Managed Global Allocation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT BlackRock Managed Global Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$23	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$323,744,602
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1.42%

Asset Class WeightingsFootnote Reference1

Table Summary
Alternative Assets	95.1%
Other assets in excess of liabilities	4.9%

Top Ten HoldingsFootnote Reference2

Table Summary
BlackRock Global Allocation VI Fund, Class I	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Managed Global Allocation Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BR-MGA-II (6-26)

NVIT Blueprint℠ Aggressive Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$16	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$336,232,799
Number of Portfolio Holdings	11
Portfolio Turnover Rate	20.93%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	92.0%
Fixed Income Fund	8.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT U.S. 130/30 Equity Fund, Class Y	21.6%
Nationwide Large Cap Equity Portfolio, Class R6	21.4%
NVIT GS Large Cap Equity Fund, Class Y	11.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.0%
NVIT GS International Equity Insights Fund, Class Y	10.9%
NVIT GS Small Cap Equity Insights Fund, Class Y	7.0%
NVIT Loomis Core Bond Fund, Class Y	7.0%
iShares Core S&P 500 ETF	4.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares Core MSCI EAFE ETF	0.5%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-AG-I (6-26)

NVIT Blueprint℠ Aggressive Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$336,232,799
Number of Portfolio Holdings	11
Portfolio Turnover Rate	20.93%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	92.0%
Fixed Income Fund	8.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT U.S. 130/30 Equity Fund, Class Y	21.6%
Nationwide Large Cap Equity Portfolio, Class R6	21.4%
NVIT GS Large Cap Equity Fund, Class Y	11.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.0%
NVIT GS International Equity Insights Fund, Class Y	10.9%
NVIT GS Small Cap Equity Insights Fund, Class Y	7.0%
NVIT Loomis Core Bond Fund, Class Y	7.0%
iShares Core S&P 500 ETF	4.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares Core MSCI EAFE ETF	0.5%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-AG-II (6-26)

NVIT Blueprint℠ Aggressive Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$8	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$336,232,799
Number of Portfolio Holdings	11
Portfolio Turnover Rate	20.93%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	92.0%
Fixed Income Fund	8.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT U.S. 130/30 Equity Fund, Class Y	21.6%
Nationwide Large Cap Equity Portfolio, Class R6	21.4%
NVIT GS Large Cap Equity Fund, Class Y	11.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.0%
NVIT GS International Equity Insights Fund, Class Y	10.9%
NVIT GS Small Cap Equity Insights Fund, Class Y	7.0%
NVIT Loomis Core Bond Fund, Class Y	7.0%
iShares Core S&P 500 ETF	4.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
Nationwide Loomis Core Bond Fund, Class R6	1.0%
iShares Core MSCI EAFE ETF	0.5%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-AG-Y (6-26)

NVIT Blueprint℠ Balanced Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,417,437,881
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8.25%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	51.0%
Fixed Income Fund	49.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	36.7%
NVIT U.S. 130/30 Equity Fund, Class Y	13.6%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
NVIT Loomis Short Term Bond Fund, Class Y	8.9%
NVIT GS Large Cap Equity Fund, Class Y	6.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	5.6%
iShares Core S&P 500 ETF	5.1%
NVIT GS International Equity Insights Fund, Class Y	4.3%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.1%
Other Holdings	2.8%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-BAL-I (6-26)

NVIT Blueprint℠ Balanced Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$19	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,417,437,881
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8.25%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	51.0%
Fixed Income Fund	49.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	36.7%
NVIT U.S. 130/30 Equity Fund, Class Y	13.6%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
NVIT Loomis Short Term Bond Fund, Class Y	8.9%
NVIT GS Large Cap Equity Fund, Class Y	6.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	5.6%
iShares Core S&P 500 ETF	5.1%
NVIT GS International Equity Insights Fund, Class Y	4.3%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.1%
Other Holdings	2.8%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-BAL-II (6-26)

NVIT Blueprint℠ Balanced Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,417,437,881
Number of Portfolio Holdings	12
Portfolio Turnover Rate	8.25%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	51.0%
Fixed Income Fund	49.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	36.7%
NVIT U.S. 130/30 Equity Fund, Class Y	13.6%
Nationwide Large Cap Equity Portfolio, Class R6	11.0%
NVIT Loomis Short Term Bond Fund, Class Y	8.9%
NVIT GS Large Cap Equity Fund, Class Y	6.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	5.6%
iShares Core S&P 500 ETF	5.1%
NVIT GS International Equity Insights Fund, Class Y	4.3%
Nationwide Loomis Core Bond Fund, Class R6	3.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.1%
Other Holdings	2.8%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-BAL-Y (6-26)

NVIT Blueprint℠ Capital Appreciation Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,826,631,020
Number of Portfolio Holdings	12
Portfolio Turnover Rate	12.00%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	71.3%
Fixed Income Fund	28.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	23.9%
Nationwide Large Cap Equity Portfolio, Class R6	18.7%
NVIT U.S. 130/30 Equity Fund, Class Y	17.4%
NVIT GS Large Cap Equity Fund, Class Y	9.7%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.5%
iShares Core S&P 500 ETF	5.2%
NVIT GS International Equity Insights Fund, Class Y	4.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.4%
NVIT Loomis Short Term Bond Fund, Class Y	2.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.4%
Other Holdings	2.8%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-CAP-I (6-26)

NVIT Blueprint℠ Capital Appreciation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$19	0.37%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,826,631,020
Number of Portfolio Holdings	12
Portfolio Turnover Rate	12.00%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	71.3%
Fixed Income Fund	28.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	23.9%
Nationwide Large Cap Equity Portfolio, Class R6	18.7%
NVIT U.S. 130/30 Equity Fund, Class Y	17.4%
NVIT GS Large Cap Equity Fund, Class Y	9.7%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.5%
iShares Core S&P 500 ETF	5.2%
NVIT GS International Equity Insights Fund, Class Y	4.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.4%
NVIT Loomis Short Term Bond Fund, Class Y	2.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.4%
Other Holdings	2.8%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-CAP-II (6-26)

NVIT Blueprint℠ Capital Appreciation Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,826,631,020
Number of Portfolio Holdings	12
Portfolio Turnover Rate	12.00%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	71.3%
Fixed Income Fund	28.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	23.9%
Nationwide Large Cap Equity Portfolio, Class R6	18.7%
NVIT U.S. 130/30 Equity Fund, Class Y	17.4%
NVIT GS Large Cap Equity Fund, Class Y	9.7%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.5%
iShares Core S&P 500 ETF	5.2%
NVIT GS International Equity Insights Fund, Class Y	4.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.4%
NVIT Loomis Short Term Bond Fund, Class Y	2.9%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.4%
Other Holdings	2.8%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-CAP-Y (6-26)

NVIT Blueprint℠ Conservative Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$412,676,078
Number of Portfolio Holdings	13
Portfolio Turnover Rate	9.01%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	75.0%
Equity Fund	25.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	52.5%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT U.S. 130/30 Equity Fund, Class Y	6.7%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
iShares Core S&P 500 ETF	4.7%
Nationwide Large Cap Equity Portfolio, Class R6	4.7%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS International Equity Insights Fund, Class Y	2.6%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	2.3%
NVIT GS Large Cap Equity Fund, Class Y	2.1%
Other Holdings	1.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-CON-I (6-26)

NVIT Blueprint℠ Conservative Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$412,676,078
Number of Portfolio Holdings	13
Portfolio Turnover Rate	9.01%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	75.0%
Equity Fund	25.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	52.5%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT U.S. 130/30 Equity Fund, Class Y	6.7%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
iShares Core S&P 500 ETF	4.7%
Nationwide Large Cap Equity Portfolio, Class R6	4.7%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS International Equity Insights Fund, Class Y	2.6%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	2.3%
NVIT GS Large Cap Equity Fund, Class Y	2.1%
Other Holdings	1.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-CON-II (6-26)

NVIT Blueprint℠ Conservative Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$412,676,078
Number of Portfolio Holdings	13
Portfolio Turnover Rate	9.01%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	75.0%
Equity Fund	25.1%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	52.5%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT U.S. 130/30 Equity Fund, Class Y	6.7%
Nationwide Loomis Core Bond Fund, Class R6	5.5%
iShares Core S&P 500 ETF	4.7%
Nationwide Large Cap Equity Portfolio, Class R6	4.7%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS International Equity Insights Fund, Class Y	2.6%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	2.3%
NVIT GS Large Cap Equity Fund, Class Y	2.1%
Other Holdings	1.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-CON-Y (6-26)

NVIT Blueprint℠ Managed Growth & Income Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$13	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$471,510,748
Number of Portfolio Holdings	16
Portfolio Turnover Rate	8.87%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	50.6%
Fixed Income Fund	44.4%
Other assets in excess of liabilities	5.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	35.0%
NVIT U.S. 130/30 Equity Fund, Class Y	14.5%
Nationwide Large Cap Equity Portfolio, Class R6	11.2%
NVIT Loomis Short Term Bond Fund, Class Y	8.4%
NVIT GS Large Cap Equity Fund, Class Y	6.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	5.6%
iShares Core S&P 500 ETF	5.3%
NVIT GS International Equity Insights Fund, Class Y	4.7%
Nationwide Loomis Core Bond Fund, Class R6	3.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.5%
Other Holdings	3.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth & Income Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-MGI-I (6-26)

NVIT Blueprint℠ Managed Growth & Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$23	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$471,510,748
Number of Portfolio Holdings	16
Portfolio Turnover Rate	8.87%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	50.6%
Fixed Income Fund	44.4%
Other assets in excess of liabilities	5.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	35.0%
NVIT U.S. 130/30 Equity Fund, Class Y	14.5%
Nationwide Large Cap Equity Portfolio, Class R6	11.2%
NVIT Loomis Short Term Bond Fund, Class Y	8.4%
NVIT GS Large Cap Equity Fund, Class Y	6.3%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	5.6%
iShares Core S&P 500 ETF	5.3%
NVIT GS International Equity Insights Fund, Class Y	4.7%
Nationwide Loomis Core Bond Fund, Class R6	3.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.5%
Other Holdings	3.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth & Income Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-MGI-II (6-26)

NVIT Blueprint℠ Managed Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$11	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,034,856,705
Number of Portfolio Holdings	16
Portfolio Turnover Rate	11.81%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	59.4%
Fixed Income Fund	33.5%
Other assets in excess of liabilities	7.1%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	27.9%
NVIT U.S. 130/30 Equity Fund, Class Y	17.6%
Nationwide Large Cap Equity Portfolio, Class R6	15.5%
NVIT GS Large Cap Equity Fund, Class Y	8.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.7%
NVIT Loomis Short Term Bond Fund, Class Y	5.7%
iShares Core S&P 500 ETF	5.1%
NVIT GS International Equity Insights Fund, Class Y	4.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.5%
Nationwide Loomis Core Bond Fund, Class R6	2.4%
Other Holdings	2.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-MGR-I (6-26)

NVIT Blueprint℠ Managed Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,034,856,705
Number of Portfolio Holdings	16
Portfolio Turnover Rate	11.81%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	59.4%
Fixed Income Fund	33.5%
Other assets in excess of liabilities	7.1%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	27.9%
NVIT U.S. 130/30 Equity Fund, Class Y	17.6%
Nationwide Large Cap Equity Portfolio, Class R6	15.5%
NVIT GS Large Cap Equity Fund, Class Y	8.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.7%
NVIT Loomis Short Term Bond Fund, Class Y	5.7%
iShares Core S&P 500 ETF	5.1%
NVIT GS International Equity Insights Fund, Class Y	4.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.5%
Nationwide Loomis Core Bond Fund, Class R6	2.4%
Other Holdings	2.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-MGR-II (6-26)

NVIT Blueprint℠ Moderate Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,785,729,338
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11.82%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	63.2%
Fixed Income Fund	36.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	28.5%
NVIT U.S. 130/30 Equity Fund, Class Y	16.6%
Nationwide Large Cap Equity Portfolio, Class R6	15.3%
NVIT GS Large Cap Equity Fund, Class Y	8.5%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.8%
NVIT Loomis Short Term Bond Fund, Class Y	5.8%
iShares Core S&P 500 ETF	5.2%
NVIT GS International Equity Insights Fund, Class Y	4.7%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.4%
Other Holdings	2.7%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-MOD-I (6-26)

NVIT Blueprint℠ Moderate Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$19	0.37%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,785,729,338
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11.82%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	63.2%
Fixed Income Fund	36.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	28.5%
NVIT U.S. 130/30 Equity Fund, Class Y	16.6%
Nationwide Large Cap Equity Portfolio, Class R6	15.3%
NVIT GS Large Cap Equity Fund, Class Y	8.5%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.8%
NVIT Loomis Short Term Bond Fund, Class Y	5.8%
iShares Core S&P 500 ETF	5.2%
NVIT GS International Equity Insights Fund, Class Y	4.7%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.4%
Other Holdings	2.7%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-MOD-II (6-26)

NVIT Blueprint℠ Moderate Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,785,729,338
Number of Portfolio Holdings	12
Portfolio Turnover Rate	11.82%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	63.2%
Fixed Income Fund	36.8%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	28.5%
NVIT U.S. 130/30 Equity Fund, Class Y	16.6%
Nationwide Large Cap Equity Portfolio, Class R6	15.3%
NVIT GS Large Cap Equity Fund, Class Y	8.5%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.8%
NVIT Loomis Short Term Bond Fund, Class Y	5.8%
iShares Core S&P 500 ETF	5.2%
NVIT GS International Equity Insights Fund, Class Y	4.7%
Nationwide Loomis Core Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.4%
Other Holdings	2.7%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-MOD-Y (6-26)

NVIT Blueprint℠ Moderately Aggressive Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$516,128,263
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13.02%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	78.7%
Fixed Income Fund	21.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT U.S. 130/30 Equity Fund, Class Y	20.2%
Nationwide Large Cap Equity Portfolio, Class R6	18.1%
NVIT Loomis Core Bond Fund, Class Y	17.5%
NVIT GS Large Cap Equity Fund, Class Y	10.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.4%
NVIT GS International Equity Insights Fund, Class Y	8.2%
iShares Core S&P 500 ETF	5.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.9%
NVIT Loomis Short Term Bond Fund, Class Y	1.9%
Other Holdings	2.2%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-MAG-I (6-26)

NVIT Blueprint℠ Moderately Aggressive Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$516,128,263
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13.02%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	78.7%
Fixed Income Fund	21.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT U.S. 130/30 Equity Fund, Class Y	20.2%
Nationwide Large Cap Equity Portfolio, Class R6	18.1%
NVIT Loomis Core Bond Fund, Class Y	17.5%
NVIT GS Large Cap Equity Fund, Class Y	10.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.4%
NVIT GS International Equity Insights Fund, Class Y	8.2%
iShares Core S&P 500 ETF	5.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.9%
NVIT Loomis Short Term Bond Fund, Class Y	1.9%
Other Holdings	2.2%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-MAG-II (6-26)

NVIT Blueprint℠ Moderately Aggressive Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$7	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$516,128,263
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13.02%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	78.7%
Fixed Income Fund	21.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT U.S. 130/30 Equity Fund, Class Y	20.2%
Nationwide Large Cap Equity Portfolio, Class R6	18.1%
NVIT Loomis Core Bond Fund, Class Y	17.5%
NVIT GS Large Cap Equity Fund, Class Y	10.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.4%
NVIT GS International Equity Insights Fund, Class Y	8.2%
iShares Core S&P 500 ETF	5.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.9%
NVIT Loomis Short Term Bond Fund, Class Y	1.9%
Other Holdings	2.2%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-MAG-Y (6-26)

NVIT Blueprint℠ Moderately Conservative Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$446,880,799
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8.93%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	56.8%
Equity Fund	43.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	39.8%
NVIT U.S. 130/30 Equity Fund, Class Y	11.5%
NVIT Loomis Short Term Bond Fund, Class Y	10.9%
Nationwide Large Cap Equity Portfolio, Class R6	8.0%
NVIT GS International Equity Insights Fund, Class Y	5.3%
NVIT GS Large Cap Equity Fund, Class Y	5.2%
iShares Core S&P 500 ETF	5.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	4.1%
Nationwide Loomis Core Bond Fund, Class R6	4.0%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
Other Holdings	4.2%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-MCON-I (6-26)

NVIT Blueprint℠ Moderately Conservative Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$446,880,799
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8.93%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	56.8%
Equity Fund	43.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	39.8%
NVIT U.S. 130/30 Equity Fund, Class Y	11.5%
NVIT Loomis Short Term Bond Fund, Class Y	10.9%
Nationwide Large Cap Equity Portfolio, Class R6	8.0%
NVIT GS International Equity Insights Fund, Class Y	5.3%
NVIT GS Large Cap Equity Fund, Class Y	5.2%
iShares Core S&P 500 ETF	5.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	4.1%
Nationwide Loomis Core Bond Fund, Class R6	4.0%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
Other Holdings	4.2%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-MCON-II (6-26)

NVIT Blueprint℠ Moderately Conservative Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$6	0.11%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$446,880,799
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8.93%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	56.8%
Equity Fund	43.2%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Loomis Core Bond Fund, Class Y	39.8%
NVIT U.S. 130/30 Equity Fund, Class Y	11.5%
NVIT Loomis Short Term Bond Fund, Class Y	10.9%
Nationwide Large Cap Equity Portfolio, Class R6	8.0%
NVIT GS International Equity Insights Fund, Class Y	5.3%
NVIT GS Large Cap Equity Fund, Class Y	5.2%
iShares Core S&P 500 ETF	5.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	4.1%
Nationwide Loomis Core Bond Fund, Class R6	4.0%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
Other Holdings	4.2%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BP-MCON-Y (6-26)

NVIT BNY Mellon Dynamic U.S. Core Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$32	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$2,580,104,153
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.56%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	92.8%
Short-Term Investments	2.9%
Other assets in excess of liabilities	4.3%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	18.5%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	7.5%
Software	7.2%
Broadline Retail	3.6%
Banks	3.3%
Pharmaceuticals	3.3%
Financial Services	3.2%
Capital Markets	2.9%
Oil, Gas & Consumable Fuels	2.6%
Other IndustriesFootnote Reference#	40.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-USC-I (6-26)

NVIT BNY Mellon Dynamic U.S. Core Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$45	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$2,580,104,153
Number of Portfolio Holdings	513
Portfolio Turnover Rate	1.56%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	92.8%
Short-Term Investments	2.9%
Other assets in excess of liabilities	4.3%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	18.5%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	7.5%
Software	7.2%
Broadline Retail	3.6%
Banks	3.3%
Pharmaceuticals	3.3%
Financial Services	3.2%
Capital Markets	2.9%
Oil, Gas & Consumable Fuels	2.6%
Other IndustriesFootnote Reference#	40.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Core Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-USC-II (6-26)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$40	0.76%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,134,182,347
Number of Portfolio Holdings	88
Portfolio Turnover Rate	51.64%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	92.0%
Short-Term Investments	2.6%
Repurchase Agreements	1.3%
Other assets in excess of liabilities	4.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	10.1%
Insurance	6.8%
Oil, Gas & Consumable Fuels	5.5%
Health Care Providers & Services	5.1%
Pharmaceuticals	4.8%
Broadline Retail	4.7%
Semiconductors & Semiconductor Equipment	4.4%
Financial Services	4.1%
Communications Equipment	3.0%
Machinery	2.7%
Other IndustriesFootnote Reference#	48.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-DUSE-I (6-26)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$49	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,134,182,347
Number of Portfolio Holdings	88
Portfolio Turnover Rate	51.64%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	92.0%
Short-Term Investments	2.6%
Repurchase Agreements	1.3%
Other assets in excess of liabilities	4.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	10.1%
Insurance	6.8%
Oil, Gas & Consumable Fuels	5.5%
Health Care Providers & Services	5.1%
Pharmaceuticals	4.8%
Broadline Retail	4.7%
Semiconductors & Semiconductor Equipment	4.4%
Financial Services	4.1%
Communications Equipment	3.0%
Machinery	2.7%
Other IndustriesFootnote Reference#	48.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-DUSE-II (6-26)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class X

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$33	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,134,182,347
Number of Portfolio Holdings	88
Portfolio Turnover Rate	51.64%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	92.0%
Short-Term Investments	2.6%
Repurchase Agreements	1.3%
Other assets in excess of liabilities	4.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	10.1%
Insurance	6.8%
Oil, Gas & Consumable Fuels	5.5%
Health Care Providers & Services	5.1%
Pharmaceuticals	4.8%
Broadline Retail	4.7%
Semiconductors & Semiconductor Equipment	4.4%
Financial Services	4.1%
Communications Equipment	3.0%
Machinery	2.7%
Other IndustriesFootnote Reference#	48.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-DUSE-X (6-26)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class Z

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$47	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,134,182,347
Number of Portfolio Holdings	88
Portfolio Turnover Rate	51.64%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	92.0%
Short-Term Investments	2.6%
Repurchase Agreements	1.3%
Other assets in excess of liabilities	4.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	10.1%
Insurance	6.8%
Oil, Gas & Consumable Fuels	5.5%
Health Care Providers & Services	5.1%
Pharmaceuticals	4.8%
Broadline Retail	4.7%
Semiconductors & Semiconductor Equipment	4.4%
Financial Services	4.1%
Communications Equipment	3.0%
Machinery	2.7%
Other IndustriesFootnote Reference#	48.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-DUSE-Z (6-26)

NVIT Bond Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$21	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,136,778,043
Number of Portfolio Holdings	5,160
Portfolio Turnover Rate	22.06%

Asset Class WeightingsFootnote Reference1

Table Summary
U.S. Treasury Obligations	45.4%
Corporate Bonds	24.3%
Mortgage-Backed Securities	23.4%
Foreign Government Securities	1.6%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.3%
Repurchase Agreements	1.1%
U.S. Government Agency Securities	0.6%
Municipal Bonds	0.5%
Other assets in excess of liabilities	0.4%

Top IndustriesFootnote Reference2

Table Summary
Banks	4.1%
Electric Utilities	1.9%
Oil, Gas & Consumable Fuels	1.6%
Capital Markets	1.6%
Health Care Providers & Services	1.0%
Diversified Telecommunication Services	0.9%
Pharmaceuticals	0.9%
Consumer Finance	0.8%
Software	0.7%
Semiconductors & Semiconductor Equipment	0.7%
Other IndustriesFootnote Reference#	85.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Bond Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BDX-I (6-26)

NVIT Bond Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,136,778,043
Number of Portfolio Holdings	5,160
Portfolio Turnover Rate	22.06%

Asset Class WeightingsFootnote Reference1

Table Summary
U.S. Treasury Obligations	45.4%
Corporate Bonds	24.3%
Mortgage-Backed Securities	23.4%
Foreign Government Securities	1.6%
Commercial Mortgage-Backed Securities	1.4%
Supranational	1.3%
Repurchase Agreements	1.1%
U.S. Government Agency Securities	0.6%
Municipal Bonds	0.5%
Other assets in excess of liabilities	0.4%

Top IndustriesFootnote Reference2

Table Summary
Banks	4.1%
Electric Utilities	1.9%
Oil, Gas & Consumable Fuels	1.6%
Capital Markets	1.6%
Health Care Providers & Services	1.0%
Diversified Telecommunication Services	0.9%
Pharmaceuticals	0.9%
Consumer Finance	0.8%
Software	0.7%
Semiconductors & Semiconductor Equipment	0.7%
Other IndustriesFootnote Reference#	85.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Bond Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-BDX-Y (6-26)

NVIT GQG US Quality Equity Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT GQG US Quality Equity Fund (the "Fund") (formerly known as NVIT Calvert Equity Fund) for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$39	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$85,972,908
Number of Portfolio Holdings	39
Portfolio Turnover Rate	84.69%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	95.5%
Repurchase Agreement	0.9%
Other assets in excess of liabilities	3.6%

Top IndustriesFootnote Reference2

Table Summary
Insurance	15.2%
Oil, Gas & Consumable Fuels	13.0%
Tobacco	12.2%
Electric Utilities	11.0%
Diversified Telecommunication Services	8.3%
Health Care Providers & Services	7.1%
Pharmaceuticals	3.5%
Beverages	3.5%
Water Utilities	3.5%
Technology Hardware, Storage & Peripherals	3.1%
Other IndustriesFootnote Reference#	19.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GQG US Quality Equity Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-QE-I (6-26)

NVIT GQG US Quality Equity Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT GQG US Quality Equity Fund (the "Fund") (formerly known as NVIT Calvert Equity Fund) for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$85,972,908
Number of Portfolio Holdings	39
Portfolio Turnover Rate	84.69%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	95.5%
Repurchase Agreement	0.9%
Other assets in excess of liabilities	3.6%

Top IndustriesFootnote Reference2

Table Summary
Insurance	15.2%
Oil, Gas & Consumable Fuels	13.0%
Tobacco	12.2%
Electric Utilities	11.0%
Diversified Telecommunication Services	8.3%
Health Care Providers & Services	7.1%
Pharmaceuticals	3.5%
Beverages	3.5%
Water Utilities	3.5%
Technology Hardware, Storage & Peripherals	3.1%
Other IndustriesFootnote Reference#	19.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GQG US Quality Equity Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-QE-II (6-26)

NVIT Putnam International Value Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$48	0.93%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$305,129,171
Number of Portfolio Holdings	188
Portfolio Turnover Rate	12.64%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	96.4%
Repurchase Agreements	0.8%
Short-Term Investments	0.5%
Other assets in excess of liabilities	2.3%

Top CountriesFootnote Reference2

Table Summary
Japan	20.8%
United Kingdom	15.4%
France	10.6%
Australia	9.8%
Germany	9.7%
United States	9.5%
Netherlands	6.6%
Switzerland	3.9%
Spain	3.5%
Denmark	2.4%
Other CountriesFootnote Reference#	7.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Putnam International Value Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-IV-I (6-26)

NVIT Putnam International Value Fund

Class X

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$41	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$305,129,171
Number of Portfolio Holdings	188
Portfolio Turnover Rate	12.64%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	96.4%
Repurchase Agreements	0.8%
Short-Term Investments	0.5%
Other assets in excess of liabilities	2.3%

Top CountriesFootnote Reference2

Table Summary
Japan	20.8%
United Kingdom	15.4%
France	10.6%
Australia	9.8%
Germany	9.7%
United States	9.5%
Netherlands	6.6%
Switzerland	3.9%
Spain	3.5%
Denmark	2.4%
Other CountriesFootnote Reference#	7.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Putnam International Value Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-IV-X (6-26)

NVIT Putnam International Value Fund

Class Z

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Putnam International Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$54	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$305,129,171
Number of Portfolio Holdings	188
Portfolio Turnover Rate	12.64%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	96.4%
Repurchase Agreements	0.8%
Short-Term Investments	0.5%
Other assets in excess of liabilities	2.3%

Top CountriesFootnote Reference2

Table Summary
Japan	20.8%
United Kingdom	15.4%
France	10.6%
Australia	9.8%
Germany	9.7%
United States	9.5%
Netherlands	6.6%
Switzerland	3.9%
Spain	3.5%
Denmark	2.4%
Other CountriesFootnote Reference#	7.8%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Putnam International Value Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-IV-Z (6-26)

NVIT Loomis Core Bond Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$3,450,924,565
Number of Portfolio Holdings	750
Portfolio Turnover Rate	63.35%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	41.6%
Mortgage-Backed Securities	24.5%
U.S. Treasury Obligations	15.1%
Asset-Backed Securities	13.7%
Commercial Mortgage-Backed Securities	2.8%
Repurchase Agreements	1.4%
Collateralized Mortgage Obligations	0.5%
Municipal Bonds	0.5%
Other liabilities in excess of assets	-0.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.9%
Capital Markets	5.1%
Insurance	4.7%
Electric Utilities	2.9%
Consumer Finance	1.8%
Financial Services	1.3%
Oil, Gas & Consumable Fuels	1.1%
Diversified Telecommunication Services	0.9%
Software	0.9%
Chemicals	0.8%
Other IndustriesFootnote Reference#	71.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-LCB-I (6-26)

NVIT Loomis Core Bond Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$41	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$3,450,924,565
Number of Portfolio Holdings	750
Portfolio Turnover Rate	63.35%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	41.6%
Mortgage-Backed Securities	24.5%
U.S. Treasury Obligations	15.1%
Asset-Backed Securities	13.7%
Commercial Mortgage-Backed Securities	2.8%
Repurchase Agreements	1.4%
Collateralized Mortgage Obligations	0.5%
Municipal Bonds	0.5%
Other liabilities in excess of assets	-0.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.9%
Capital Markets	5.1%
Insurance	4.7%
Electric Utilities	2.9%
Consumer Finance	1.8%
Financial Services	1.3%
Oil, Gas & Consumable Fuels	1.1%
Diversified Telecommunication Services	0.9%
Software	0.9%
Chemicals	0.8%
Other IndustriesFootnote Reference#	71.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-LCB-II (6-26)

NVIT Loomis Core Bond Fund

Class P

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$34	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$3,450,924,565
Number of Portfolio Holdings	750
Portfolio Turnover Rate	63.35%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	41.6%
Mortgage-Backed Securities	24.5%
U.S. Treasury Obligations	15.1%
Asset-Backed Securities	13.7%
Commercial Mortgage-Backed Securities	2.8%
Repurchase Agreements	1.4%
Collateralized Mortgage Obligations	0.5%
Municipal Bonds	0.5%
Other liabilities in excess of assets	-0.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.9%
Capital Markets	5.1%
Insurance	4.7%
Electric Utilities	2.9%
Consumer Finance	1.8%
Financial Services	1.3%
Oil, Gas & Consumable Fuels	1.1%
Diversified Telecommunication Services	0.9%
Software	0.9%
Chemicals	0.8%
Other IndustriesFootnote Reference#	71.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-LCB-P (6-26)

NVIT Loomis Core Bond Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$21	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$3,450,924,565
Number of Portfolio Holdings	750
Portfolio Turnover Rate	63.35%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	41.6%
Mortgage-Backed Securities	24.5%
U.S. Treasury Obligations	15.1%
Asset-Backed Securities	13.7%
Commercial Mortgage-Backed Securities	2.8%
Repurchase Agreements	1.4%
Collateralized Mortgage Obligations	0.5%
Municipal Bonds	0.5%
Other liabilities in excess of assets	-0.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	8.9%
Capital Markets	5.1%
Insurance	4.7%
Electric Utilities	2.9%
Consumer Finance	1.8%
Financial Services	1.3%
Oil, Gas & Consumable Fuels	1.1%
Diversified Telecommunication Services	0.9%
Software	0.9%
Chemicals	0.8%
Other IndustriesFootnote Reference#	71.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-LCB-Y (6-26)

NVIT DoubleLine Total Return Tactical Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$27	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$114,592,535
Number of Portfolio Holdings	678
Portfolio Turnover Rate	26.33%

Asset Class WeightingsFootnote Reference1

Table Summary
Collateralized Mortgage Obligations	26.4%
U.S. Treasury Obligations	21.0%
Mortgage-Backed Securities	14.9%
Corporate Bonds	12.4%
Asset-Backed Securities	11.5%
Commercial Mortgage-Backed Securities	8.3%
Investment Company	0.9%
Foreign Government Securities	0.5%
Other assets in excess of liabilities	4.1%

Top IndustriesFootnote Reference2

Table Summary
Oil, Gas & Consumable Fuels	1.5%
Banks	1.3%
Electric Utilities	1.3%
Hotels, Restaurants & Leisure	0.7%
Other Industries	95.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-TRT-I (6-26)

NVIT DoubleLine Total Return Tactical Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$49	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$114,592,535
Number of Portfolio Holdings	678
Portfolio Turnover Rate	26.33%

Asset Class WeightingsFootnote Reference1

Table Summary
Collateralized Mortgage Obligations	26.4%
U.S. Treasury Obligations	21.0%
Mortgage-Backed Securities	14.9%
Corporate Bonds	12.4%
Asset-Backed Securities	11.5%
Commercial Mortgage-Backed Securities	8.3%
Investment Company	0.9%
Foreign Government Securities	0.5%
Other assets in excess of liabilities	4.1%

Top IndustriesFootnote Reference2

Table Summary
Oil, Gas & Consumable Fuels	1.5%
Banks	1.3%
Electric Utilities	1.3%
Hotels, Restaurants & Leisure	0.7%
Other Industries	95.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-TRT-II (6-26)

NVIT DoubleLine Total Return Tactical Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$114,592,535
Number of Portfolio Holdings	678
Portfolio Turnover Rate	26.33%

Asset Class WeightingsFootnote Reference1

Table Summary
Collateralized Mortgage Obligations	26.4%
U.S. Treasury Obligations	21.0%
Mortgage-Backed Securities	14.9%
Corporate Bonds	12.4%
Asset-Backed Securities	11.5%
Commercial Mortgage-Backed Securities	8.3%
Investment Company	0.9%
Foreign Government Securities	0.5%
Other assets in excess of liabilities	4.1%

Top IndustriesFootnote Reference2

Table Summary
Oil, Gas & Consumable Fuels	1.5%
Banks	1.3%
Electric Utilities	1.3%
Hotels, Restaurants & Leisure	0.7%
Other Industries	95.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-TRT-Y (6-26)

NVIT Fidelity Institutional AM® Emerging Markets Fund

Class D

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class D	$78	1.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$587,209,266
Number of Portfolio Holdings	63
Portfolio Turnover Rate	34.73%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.9%
Other assets in excess of liabilities	0.1%

Top CountriesFootnote Reference2

Table Summary
Taiwan	24.7%
China	22.7%
South Korea	15.2%
Mexico	4.9%
India	4.8%
Greece	3.3%
South Africa	3.3%
Hungary	3.0%
Saudi Arabia	2.9%
Peru	2.6%
Other Countries	12.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Emerging Markets Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-EM-D (6-26)

NVIT Fidelity Institutional AM® Emerging Markets Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$58	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$587,209,266
Number of Portfolio Holdings	63
Portfolio Turnover Rate	34.73%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.9%
Other assets in excess of liabilities	0.1%

Top CountriesFootnote Reference2

Table Summary
Taiwan	24.7%
China	22.7%
South Korea	15.2%
Mexico	4.9%
India	4.8%
Greece	3.3%
South Africa	3.3%
Hungary	3.0%
Saudi Arabia	2.9%
Peru	2.6%
Other Countries	12.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Emerging Markets Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-EM-I (6-26)

NVIT Fidelity Institutional AM® Emerging Markets Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$72	1.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$587,209,266
Number of Portfolio Holdings	63
Portfolio Turnover Rate	34.73%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.9%
Other assets in excess of liabilities	0.1%

Top CountriesFootnote Reference2

Table Summary
Taiwan	24.7%
China	22.7%
South Korea	15.2%
Mexico	4.9%
India	4.8%
Greece	3.3%
South Africa	3.3%
Hungary	3.0%
Saudi Arabia	2.9%
Peru	2.6%
Other Countries	12.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Emerging Markets Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-EM-II (6-26)

NVIT Fidelity Institutional AM® Emerging Markets Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Emerging Markets Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$50	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$587,209,266
Number of Portfolio Holdings	63
Portfolio Turnover Rate	34.73%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.9%
Other assets in excess of liabilities	0.1%

Top CountriesFootnote Reference2

Table Summary
Taiwan	24.7%
China	22.7%
South Korea	15.2%
Mexico	4.9%
India	4.8%
Greece	3.3%
South Africa	3.3%
Hungary	3.0%
Saudi Arabia	2.9%
Peru	2.6%
Other Countries	12.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Emerging Markets Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-EM-Y (6-26)

NVIT Loomis Short Term High Yield Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Loomis Short Term High Yield Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$44	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$85,960,339
Number of Portfolio Holdings	162
Portfolio Turnover Rate	51.98%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bonds	71.4%
Asset-Backed Securities	12.6%
Loan Participations	10.4%
Commercial Mortgage-Backed Securities	1.5%
Collateralized Mortgage Obligations	1.1%
Short-Term Investments	0.5%
Other assets in excess of liabilities	2.5%

Top IndustriesFootnote Reference2

Table Summary
Media	10.2%
Hotels, Restaurants & Leisure	7.7%
Insurance	6.5%
Oil, Gas & Consumable Fuels	6.2%
Software	4.8%
Financial Services	3.2%
Chemicals	3.2%
Automobile Components	2.8%
Building Products	2.5%
Automobiles	2.3%
Other Industries	50.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term High Yield Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-STHY-I (6-26)

NVIT Fidelity Institutional AM® Worldwide Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Worldwide Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$44	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$311,698,429
Number of Portfolio Holdings	150
Portfolio Turnover Rate	70.34%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.2%
Other assets in excess of liabilities	0.8%

Top CountriesFootnote Reference2

Table Summary
United States	71.1%
Japan	5.1%
Taiwan	4.7%
United Kingdom	3.4%
Spain	2.1%
Netherlands	1.8%
Australia	1.5%
Sweden	1.2%
Ireland	1.1%
Canada	1.0%
Other CountriesFootnote Reference#	7.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Worldwide Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-WW-I (6-26)

NVIT Fidelity Institutional AM® Worldwide Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Fidelity Institutional AM® Worldwide Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$58	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$311,698,429
Number of Portfolio Holdings	150
Portfolio Turnover Rate	70.34%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.2%
Other assets in excess of liabilities	0.8%

Top CountriesFootnote Reference2

Table Summary
United States	71.1%
Japan	5.1%
Taiwan	4.7%
United Kingdom	3.4%
Spain	2.1%
Netherlands	1.8%
Australia	1.5%
Sweden	1.2%
Ireland	1.1%
Canada	1.0%
Other CountriesFootnote Reference#	7.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Fidelity Institutional AM® Worldwide Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-WW-II (6-26)

NVIT Government Bond Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$34	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$265,497,334
Number of Portfolio Holdings	119
Portfolio Turnover Rate	32.06%

Asset Class WeightingsFootnote Reference1

Table Summary
Mortgage-Backed Security	46.0%
U.S. Treasury Obligation	26.3%
U.S. Government Agency Security	12.9%
Collateralized Mortgage Obligation	5.6%
Asset-Backed Security	3.9%
Commercial Mortgage-Backed Security	3.7%
Other assets in excess of liabilities	1.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Tennessee Valley Authority, 4.88%, 5/15/2035	5.1%
Resolution Funding Corp., 1/15/2030	4.9%
U.S. Treasury Notes, 3.63%, 12/31/2030	3.5%
FNMA UMBS, 2.00%, 4/1/2052	3.4%
U.S. Treasury Notes, 3.50%, 1/15/2029	2.7%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.7%
U.S. Treasury Bonds, 4.63%, 11/15/2055	2.6%
FNMA UMBS, 3.00%, 12/1/2047	2.3%
FNMA, 4.04%, 10/1/2030	2.3%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.2%
Other HoldingsFootnote Reference#	68.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-GB-I (6-26)

NVIT Government Bond Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$47	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$265,497,334
Number of Portfolio Holdings	119
Portfolio Turnover Rate	32.06%

Asset Class WeightingsFootnote Reference1

Table Summary
Mortgage-Backed Security	46.0%
U.S. Treasury Obligation	26.3%
U.S. Government Agency Security	12.9%
Collateralized Mortgage Obligation	5.6%
Asset-Backed Security	3.9%
Commercial Mortgage-Backed Security	3.7%
Other assets in excess of liabilities	1.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Tennessee Valley Authority, 4.88%, 5/15/2035	5.1%
Resolution Funding Corp., 1/15/2030	4.9%
U.S. Treasury Notes, 3.63%, 12/31/2030	3.5%
FNMA UMBS, 2.00%, 4/1/2052	3.4%
U.S. Treasury Notes, 3.50%, 1/15/2029	2.7%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.7%
U.S. Treasury Bonds, 4.63%, 11/15/2055	2.6%
FNMA UMBS, 3.00%, 12/1/2047	2.3%
FNMA, 4.04%, 10/1/2030	2.3%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.2%
Other HoldingsFootnote Reference#	68.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-GB-II (6-26)

NVIT Government Bond Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$34	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$265,497,334
Number of Portfolio Holdings	119
Portfolio Turnover Rate	32.06%

Asset Class WeightingsFootnote Reference1

Table Summary
Mortgage-Backed Security	46.0%
U.S. Treasury Obligation	26.3%
U.S. Government Agency Security	12.9%
Collateralized Mortgage Obligation	5.6%
Asset-Backed Security	3.9%
Commercial Mortgage-Backed Security	3.7%
Other assets in excess of liabilities	1.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Tennessee Valley Authority, 4.88%, 5/15/2035	5.1%
Resolution Funding Corp., 1/15/2030	4.9%
U.S. Treasury Notes, 3.63%, 12/31/2030	3.5%
FNMA UMBS, 2.00%, 4/1/2052	3.4%
U.S. Treasury Notes, 3.50%, 1/15/2029	2.7%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.7%
U.S. Treasury Bonds, 4.63%, 11/15/2055	2.6%
FNMA UMBS, 3.00%, 12/1/2047	2.3%
FNMA, 4.04%, 10/1/2030	2.3%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.2%
Other HoldingsFootnote Reference#	68.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-GB-IV (6-26)

NVIT Government Bond Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$27	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$265,497,334
Number of Portfolio Holdings	119
Portfolio Turnover Rate	32.06%

Asset Class WeightingsFootnote Reference1

Table Summary
Mortgage-Backed Security	46.0%
U.S. Treasury Obligation	26.3%
U.S. Government Agency Security	12.9%
Collateralized Mortgage Obligation	5.6%
Asset-Backed Security	3.9%
Commercial Mortgage-Backed Security	3.7%
Other assets in excess of liabilities	1.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Tennessee Valley Authority, 4.88%, 5/15/2035	5.1%
Resolution Funding Corp., 1/15/2030	4.9%
U.S. Treasury Notes, 3.63%, 12/31/2030	3.5%
FNMA UMBS, 2.00%, 4/1/2052	3.4%
U.S. Treasury Notes, 3.50%, 1/15/2029	2.7%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.7%
U.S. Treasury Bonds, 4.63%, 11/15/2055	2.6%
FNMA UMBS, 3.00%, 12/1/2047	2.3%
FNMA, 4.04%, 10/1/2030	2.3%
Tennessee Valley Authority, 4.38%, 8/1/2034	2.2%
Other HoldingsFootnote Reference#	68.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-GB-Y (6-26)

NVIT Government Money Market Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$22	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$3,614,439,058
Number of Portfolio Holdings	147
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Table Summary
Repurchase Agreements	45.1%
U.S. Treasury Obligations	37.5%
U.S. Government Agency Securities	17.7%
Other liabilities in excess of assets	-0.3%

Top Ten HoldingsFootnote Reference2

Table Summary
U.S. Treasury Notes, 3.87%, 1/31/2027	1.8%
U.S. Treasury Bills, 3.65%, 11/27/2026	1.7%
U.S. Treasury Bills, 3.64%, 7/14/2026	1.6%
U.S. Treasury Bills, 3.59%, 7/2/2026	1.5%
U.S. Treasury Notes, 3.87%, 1/31/2028	1.3%
U.S. Treasury Bills, 3.82%, 7/9/2026	1.3%
U.S. Treasury Notes, 3.96%, 7/31/2026	1.2%
U.S. Treasury Notes, 3.98%, 10/31/2026	1.2%
U.S. Treasury Notes, 3.93%, 7/31/2027	1.1%
FHLB, 3.63%, 8/21/2026	1.0%
Other HoldingsFootnote Reference#	86.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-MMKT-I (6-26)

NVIT Government Money Market Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$34	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$3,614,439,058
Number of Portfolio Holdings	147
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Table Summary
Repurchase Agreements	45.1%
U.S. Treasury Obligations	37.5%
U.S. Government Agency Securities	17.7%
Other liabilities in excess of assets	-0.3%

Top Ten HoldingsFootnote Reference2

Table Summary
U.S. Treasury Notes, 3.87%, 1/31/2027	1.8%
U.S. Treasury Bills, 3.65%, 11/27/2026	1.7%
U.S. Treasury Bills, 3.64%, 7/14/2026	1.6%
U.S. Treasury Bills, 3.59%, 7/2/2026	1.5%
U.S. Treasury Notes, 3.87%, 1/31/2028	1.3%
U.S. Treasury Bills, 3.82%, 7/9/2026	1.3%
U.S. Treasury Notes, 3.96%, 7/31/2026	1.2%
U.S. Treasury Notes, 3.98%, 10/31/2026	1.2%
U.S. Treasury Notes, 3.93%, 7/31/2027	1.1%
FHLB, 3.63%, 8/21/2026	1.0%
Other HoldingsFootnote Reference#	86.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-MMKT-II (6-26)

NVIT Government Money Market Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$22	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$3,614,439,058
Number of Portfolio Holdings	147
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Table Summary
Repurchase Agreements	45.1%
U.S. Treasury Obligations	37.5%
U.S. Government Agency Securities	17.7%
Other liabilities in excess of assets	-0.3%

Top Ten HoldingsFootnote Reference2

Table Summary
U.S. Treasury Notes, 3.87%, 1/31/2027	1.8%
U.S. Treasury Bills, 3.65%, 11/27/2026	1.7%
U.S. Treasury Bills, 3.64%, 7/14/2026	1.6%
U.S. Treasury Bills, 3.59%, 7/2/2026	1.5%
U.S. Treasury Notes, 3.87%, 1/31/2028	1.3%
U.S. Treasury Bills, 3.82%, 7/9/2026	1.3%
U.S. Treasury Notes, 3.96%, 7/31/2026	1.2%
U.S. Treasury Notes, 3.98%, 10/31/2026	1.2%
U.S. Treasury Notes, 3.93%, 7/31/2027	1.1%
FHLB, 3.63%, 8/21/2026	1.0%
Other HoldingsFootnote Reference#	86.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-MMKT-IV (6-26)

NVIT Government Money Market Fund

Class V

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class V	$20	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$3,614,439,058
Number of Portfolio Holdings	147
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Table Summary
Repurchase Agreements	45.1%
U.S. Treasury Obligations	37.5%
U.S. Government Agency Securities	17.7%
Other liabilities in excess of assets	-0.3%

Top Ten HoldingsFootnote Reference2

Table Summary
U.S. Treasury Notes, 3.87%, 1/31/2027	1.8%
U.S. Treasury Bills, 3.65%, 11/27/2026	1.7%
U.S. Treasury Bills, 3.64%, 7/14/2026	1.6%
U.S. Treasury Bills, 3.59%, 7/2/2026	1.5%
U.S. Treasury Notes, 3.87%, 1/31/2028	1.3%
U.S. Treasury Bills, 3.82%, 7/9/2026	1.3%
U.S. Treasury Notes, 3.96%, 7/31/2026	1.2%
U.S. Treasury Notes, 3.98%, 10/31/2026	1.2%
U.S. Treasury Notes, 3.93%, 7/31/2027	1.1%
FHLB, 3.63%, 8/21/2026	1.0%
Other HoldingsFootnote Reference#	86.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-MMKT-V (6-26)

NVIT Government Money Market Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$15	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$3,614,439,058
Number of Portfolio Holdings	147
Portfolio Turnover Rate	-%

Asset Class WeightingsFootnote Reference1

Table Summary
Repurchase Agreements	45.1%
U.S. Treasury Obligations	37.5%
U.S. Government Agency Securities	17.7%
Other liabilities in excess of assets	-0.3%

Top Ten HoldingsFootnote Reference2

Table Summary
U.S. Treasury Notes, 3.87%, 1/31/2027	1.8%
U.S. Treasury Bills, 3.65%, 11/27/2026	1.7%
U.S. Treasury Bills, 3.64%, 7/14/2026	1.6%
U.S. Treasury Bills, 3.59%, 7/2/2026	1.5%
U.S. Treasury Notes, 3.87%, 1/31/2028	1.3%
U.S. Treasury Bills, 3.82%, 7/9/2026	1.3%
U.S. Treasury Notes, 3.96%, 7/31/2026	1.2%
U.S. Treasury Notes, 3.98%, 10/31/2026	1.2%
U.S. Treasury Notes, 3.93%, 7/31/2027	1.1%
FHLB, 3.63%, 8/21/2026	1.0%
Other HoldingsFootnote Reference#	86.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-MMKT-Y (6-26)

NVIT GS Emerging Markets Equity Insights Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT GS Emerging Markets Equity Insights Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$58	1.02%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$417,290,854
Number of Portfolio Holdings	312
Portfolio Turnover Rate	76.71%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.0%
Other assets in excess of liabilities	1.0%

Top CountriesFootnote Reference2

Table Summary
Taiwan	28.0%
South Korea	24.8%
China	17.5%
India	10.5%
Brazil	3.8%
Saudi Arabia	2.9%
Mexico	2.0%
South Africa	1.8%
United Arab Emirates	1.3%
Poland	1.1%
Other CountriesFootnote Reference#	6.3%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Emerging Markets Equity Insights Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-EMEI-Y (6-26)

NVIT GS International Equity Insights Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT GS International Equity Insights Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$42	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$750,631,304
Number of Portfolio Holdings	395
Portfolio Turnover Rate	75.90%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.6%
Repurchase Agreements	2.0%
Other assets in excess of liabilities	0.4%

Top CountriesFootnote Reference2

Table Summary
Japan	26.0%
Germany	10.6%
United Kingdom	10.5%
France	9.9%
Switzerland	7.6%
Australia	6.2%
Netherlands	5.5%
United States	4.5%
Spain	3.9%
Italy	3.4%
Other CountriesFootnote Reference#	11.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS International Equity Insights Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-INEI-Y (6-26)

NVIT GS Large Cap Equity Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT GS Large Cap Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$31	0.60%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$649,418,199
Number of Portfolio Holdings	147
Portfolio Turnover Rate	97.54%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.5%
Other assets in excess of liabilities	1.5%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	16.9%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	7.1%
Software	6.9%
Broadline Retail	3.5%
Banks	3.3%
Specialty Retail	3.3%
Health Care Providers & Services	3.1%
Health Care Equipment & Supplies	2.9%
Financial Services	2.9%
Other Industries	41.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Large Cap Equity Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-LCE-Y (6-26)

NVIT GS Small Cap Equity Insights Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT GS Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$43	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$217,618,509
Number of Portfolio Holdings	557
Portfolio Turnover Rate	86.05%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	100.0%
Repurchase Agreements	4.1%
Short-Term Investments	1.2%
Other liabilities in excess of assets	-5.3%

Top IndustriesFootnote Reference2

Table Summary
Biotechnology	10.3%
Banks	8.8%
Software	5.9%
Machinery	4.1%
Oil, Gas & Consumable Fuels	3.7%
Health Care Providers & Services	3.5%
Specialty Retail	3.0%
Semiconductors & Semiconductor Equipment	2.8%
Metals & Mining	2.7%
Insurance	2.7%
Other IndustriesFootnote Reference#	52.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Small Cap Equity Insights Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-SCEI-Y (6-26)

NVIT International Equity Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$47	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$503,521,581
Number of Portfolio Holdings	246
Portfolio Turnover Rate	35.05%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.2%
Repurchase Agreements	0.9%
Other assets in excess of liabilities	0.9%

Top CountriesFootnote Reference2

Table Summary
Japan	13.9%
United Kingdom	10.7%
Taiwan	9.2%
South Korea	8.4%
Canada	7.7%
France	6.4%
China	6.0%
Netherlands	4.8%
Germany	3.8%
Australia	3.5%
Other CountriesFootnote Reference#	25.6%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Equity Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-IEQ-I (6-26)

NVIT International Equity Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$60	1.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$503,521,581
Number of Portfolio Holdings	246
Portfolio Turnover Rate	35.05%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.2%
Repurchase Agreements	0.9%
Other assets in excess of liabilities	0.9%

Top CountriesFootnote Reference2

Table Summary
Japan	13.9%
United Kingdom	10.7%
Taiwan	9.2%
South Korea	8.4%
Canada	7.7%
France	6.4%
China	6.0%
Netherlands	4.8%
Germany	3.8%
Australia	3.5%
Other CountriesFootnote Reference#	25.6%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Equity Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-IEQ-II (6-26)

NVIT International Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$25	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$903,651,778
Number of Portfolio Holdings	688
Portfolio Turnover Rate	4.90%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.5%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	0.9%

Top CountriesFootnote Reference2

Table Summary
Japan	23.2%
United Kingdom	10.8%
Germany	8.5%
France	8.1%
United States	7.2%
Australia	7.1%
Switzerland	6.2%
Netherlands	6.0%
Spain	3.7%
Italy	3.3%
Other CountriesFootnote Reference#	15.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-INTX-I (6-26)

NVIT International Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$36	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$903,651,778
Number of Portfolio Holdings	688
Portfolio Turnover Rate	4.90%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.5%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	0.9%

Top CountriesFootnote Reference2

Table Summary
Japan	23.2%
United Kingdom	10.8%
Germany	8.5%
France	8.1%
United States	7.2%
Australia	7.1%
Switzerland	6.2%
Netherlands	6.0%
Spain	3.7%
Italy	3.3%
Other CountriesFootnote Reference#	15.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-INTX-II (6-26)

NVIT International Index Fund

Class VIII

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class VIII	$43	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$903,651,778
Number of Portfolio Holdings	688
Portfolio Turnover Rate	4.90%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.5%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	0.9%

Top CountriesFootnote Reference2

Table Summary
Japan	23.2%
United Kingdom	10.8%
Germany	8.5%
France	8.1%
United States	7.2%
Australia	7.1%
Switzerland	6.2%
Netherlands	6.0%
Spain	3.7%
Italy	3.3%
Other CountriesFootnote Reference#	15.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-INTX-VIII (6-26)

NVIT International Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$17	0.32%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$903,651,778
Number of Portfolio Holdings	688
Portfolio Turnover Rate	4.90%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.5%
Repurchase Agreements	1.6%
Other assets in excess of liabilities	0.9%

Top CountriesFootnote Reference2

Table Summary
Japan	23.2%
United Kingdom	10.8%
Germany	8.5%
France	8.1%
United States	7.2%
Australia	7.1%
Switzerland	6.2%
Netherlands	6.0%
Spain	3.7%
Italy	3.3%
Other CountriesFootnote Reference#	15.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-INTX-Y (6-26)

NVIT Invesco Small Cap Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$61	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$355,294,667
Number of Portfolio Holdings	104
Portfolio Turnover Rate	59.92%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.0%
Repurchase Agreement	1.2%
Other assets in excess of liabilities	1.8%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	14.6%
Electronic Equipment, Instruments & Components	9.4%
Biotechnology	8.5%
Health Care Providers & Services	7.4%
Construction & Engineering	6.1%
Aerospace & Defense	6.1%
Machinery	5.5%
Capital Markets	4.1%
Pharmaceuticals	3.4%
Software	2.9%
Other IndustriesFootnote Reference#	32.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Invesco Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-SCG-I (6-26)

NVIT Invesco Small Cap Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$76	1.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$355,294,667
Number of Portfolio Holdings	104
Portfolio Turnover Rate	59.92%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.0%
Repurchase Agreement	1.2%
Other assets in excess of liabilities	1.8%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	14.6%
Electronic Equipment, Instruments & Components	9.4%
Biotechnology	8.5%
Health Care Providers & Services	7.4%
Construction & Engineering	6.1%
Aerospace & Defense	6.1%
Machinery	5.5%
Capital Markets	4.1%
Pharmaceuticals	3.4%
Software	2.9%
Other IndustriesFootnote Reference#	32.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Invesco Small Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-SCG-II (6-26)

NVIT Investor Destinations Aggressive Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$30	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$475,967,131
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13.75%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	94.4%
Fixed Income Fund	5.7%
Repurchase Agreement	3.5%
Other liabilities in excess of assets	-3.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Large Cap Equity Portfolio, Class R6	17.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.1%
Nationwide International Equity Portfolio, Class R6	13.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
iShares Core S&P Small-Cap ETF	9.3%
NVIT GS International Equity Insights Fund, Class Y	7.1%
NVIT Emerging Markets Fund, Class Y	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.1%
iShares Core S&P 500 ETF	4.8%
iShares Core MSCI EAFE ETF	1.9%
Other HoldingsFootnote Reference#	8.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-AG-II (6-26)

NVIT Investor Destinations Aggressive Fund

Class P

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$475,967,131
Number of Portfolio Holdings	14
Portfolio Turnover Rate	13.75%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	94.4%
Fixed Income Fund	5.7%
Repurchase Agreement	3.5%
Other liabilities in excess of assets	-3.6%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Large Cap Equity Portfolio, Class R6	17.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.1%
Nationwide International Equity Portfolio, Class R6	13.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.9%
iShares Core S&P Small-Cap ETF	9.3%
NVIT GS International Equity Insights Fund, Class Y	7.1%
NVIT Emerging Markets Fund, Class Y	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.1%
iShares Core S&P 500 ETF	4.8%
iShares Core MSCI EAFE ETF	1.9%
Other HoldingsFootnote Reference#	8.8%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-AG-P (6-26)

NVIT Investor Destinations Balanced Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,022,945,256
Number of Portfolio Holdings	18
Portfolio Turnover Rate	6.20%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	52.9%
Fixed Income Fund	45.1%
Alternative Assets	2.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.6%
NVIT Bond Index Fund, Class Y	11.2%
Nationwide Large Cap Equity Portfolio, Class R6	10.6%
Nationwide Bond Portfolio, Class R6	9.7%
NVIT Loomis Core Bond Fund, Class Y	7.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.8%
Nationwide International Equity Portfolio, Class R6	6.2%
iShares Core International Aggregate Bond ETF	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
iShares Core S&P 500 ETF	5.1%
Other Holdings	18.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Balanced Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-BAL-II (6-26)

NVIT Investor Destinations Balanced Fund

Class P

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,022,945,256
Number of Portfolio Holdings	18
Portfolio Turnover Rate	6.20%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	52.9%
Fixed Income Fund	45.1%
Alternative Assets	2.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.6%
NVIT Bond Index Fund, Class Y	11.2%
Nationwide Large Cap Equity Portfolio, Class R6	10.6%
Nationwide Bond Portfolio, Class R6	9.7%
NVIT Loomis Core Bond Fund, Class Y	7.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.8%
Nationwide International Equity Portfolio, Class R6	6.2%
iShares Core International Aggregate Bond ETF	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.9%
iShares Core S&P 500 ETF	5.1%
Other Holdings	18.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Balanced Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-BAL-P (6-26)

NVIT Investor Destinations Capital Appreciation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$26	0.51%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,442,643,642
Number of Portfolio Holdings	18
Portfolio Turnover Rate	7.39%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	70.7%
Fixed Income Fund	28.3%
Alternative Assets	1.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.6%
Nationwide Large Cap Equity Portfolio, Class R6	15.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.5%
Nationwide International Equity Portfolio, Class R6	9.0%
NVIT Bond Index Fund, Class Y	8.9%
Nationwide Bond Portfolio, Class R6	6.5%
NVIT Loomis Core Bond Fund, Class Y	5.3%
iShares Core S&P 500 ETF	5.1%
NVIT GS International Equity Insights Fund, Class Y	4.4%
NVIT Emerging Markets Fund, Class Y	3.0%
Other HoldingsFootnote Reference#	16.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-CAP-II (6-26)

NVIT Investor Destinations Capital Appreciation Fund

Class P

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,442,643,642
Number of Portfolio Holdings	18
Portfolio Turnover Rate	7.39%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	70.7%
Fixed Income Fund	28.3%
Alternative Assets	1.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	15.6%
Nationwide Large Cap Equity Portfolio, Class R6	15.0%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.5%
Nationwide International Equity Portfolio, Class R6	9.0%
NVIT Bond Index Fund, Class Y	8.9%
Nationwide Bond Portfolio, Class R6	6.5%
NVIT Loomis Core Bond Fund, Class Y	5.3%
iShares Core S&P 500 ETF	5.1%
NVIT GS International Equity Insights Fund, Class Y	4.4%
NVIT Emerging Markets Fund, Class Y	3.0%
Other HoldingsFootnote Reference#	16.7%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-CAP-P (6-26)

NVIT Investor Destinations Conservative Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$408,585,053
Number of Portfolio Holdings	18
Portfolio Turnover Rate	11.58%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	71.9%
Equity Fund	25.0%
Alternative Assets	3.0%
Other assets in excess of liabilities	0.1%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	15.3%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT Loomis Core Bond Fund, Class Y	12.5%
NVIT Bond Index Fund, Class Y	11.1%
iShares Core International Aggregate Bond ETF	8.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7.0%
iShares Core S&P 500 ETF	5.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	4.4%
Nationwide Large Cap Equity Portfolio, Class R6	3.4%
Other Holdings	15.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-CON-II (6-26)

NVIT Investor Destinations Conservative Fund

Class P

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$21	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$408,585,053
Number of Portfolio Holdings	18
Portfolio Turnover Rate	11.58%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	71.9%
Equity Fund	25.0%
Alternative Assets	3.0%
Other assets in excess of liabilities	0.1%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Bond Portfolio, Class R6	15.3%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT Loomis Core Bond Fund, Class Y	12.5%
NVIT Bond Index Fund, Class Y	11.1%
iShares Core International Aggregate Bond ETF	8.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7.0%
iShares Core S&P 500 ETF	5.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	4.4%
Nationwide Large Cap Equity Portfolio, Class R6	3.4%
Other Holdings	15.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Conservative Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-CON-P (6-26)

NVIT Investor Destinations Managed Growth & Income Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$15	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$375,671,711
Number of Portfolio Holdings	22
Portfolio Turnover Rate	5.94%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	53.5%
Fixed Income Fund	41.0%
Alternative Assets	1.8%
Other assets in excess of liabilities	3.7%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.6%
Nationwide Large Cap Equity Portfolio, Class R6	10.4%
NVIT Bond Index Fund, Class Y	10.4%
Nationwide Bond Portfolio, Class R6	9.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.7%
NVIT Loomis Core Bond Fund, Class Y	7.3%
Nationwide International Equity Portfolio, Class R6	6.7%
iShares Core International Aggregate Bond ETF	5.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.5%
iShares Core S&P 500 ETF	5.3%
Other Holdings	20.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth & Income Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-MGI-I (6-26)

NVIT Investor Destinations Managed Growth & Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$28	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$375,671,711
Number of Portfolio Holdings	22
Portfolio Turnover Rate	5.94%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	53.5%
Fixed Income Fund	41.0%
Alternative Assets	1.8%
Other assets in excess of liabilities	3.7%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	11.6%
Nationwide Large Cap Equity Portfolio, Class R6	10.4%
NVIT Bond Index Fund, Class Y	10.4%
Nationwide Bond Portfolio, Class R6	9.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	7.7%
NVIT Loomis Core Bond Fund, Class Y	7.3%
Nationwide International Equity Portfolio, Class R6	6.7%
iShares Core International Aggregate Bond ETF	5.9%
NVIT Loomis Short Term Bond Fund, Class Y	5.5%
iShares Core S&P 500 ETF	5.3%
Other Holdings	20.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth & Income Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-MGI-II (6-26)

NVIT Investor Destinations Managed Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$16	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$894,815,634
Number of Portfolio Holdings	22
Portfolio Turnover Rate	5.94%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	60.6%
Fixed Income Fund	32.6%
Alternative Assets	1.3%
Other assets in excess of liabilities	5.5%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
Nationwide Large Cap Equity Portfolio, Class R6	12.1%
Nationwide International Equity Portfolio, Class R6	9.4%
NVIT Bond Index Fund, Class Y	9.2%
Nationwide Bond Portfolio, Class R6	8.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.4%
NVIT Loomis Core Bond Fund, Class Y	8.0%
iShares Core S&P 500 ETF	5.2%
NVIT GS International Equity Insights Fund, Class Y	4.7%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
Other Holdings	18.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-MGR-I (6-26)

NVIT Investor Destinations Managed Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$894,815,634
Number of Portfolio Holdings	22
Portfolio Turnover Rate	5.94%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	60.6%
Fixed Income Fund	32.6%
Alternative Assets	1.3%
Other assets in excess of liabilities	5.5%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.4%
Nationwide Large Cap Equity Portfolio, Class R6	12.1%
Nationwide International Equity Portfolio, Class R6	9.4%
NVIT Bond Index Fund, Class Y	9.2%
Nationwide Bond Portfolio, Class R6	8.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.4%
NVIT Loomis Core Bond Fund, Class Y	8.0%
iShares Core S&P 500 ETF	5.2%
NVIT GS International Equity Insights Fund, Class Y	4.7%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.5%
Other Holdings	18.3%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-MGR-II (6-26)

NVIT Investor Destinations Moderate Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,733,619,295
Number of Portfolio Holdings	18
Portfolio Turnover Rate	6.57%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	61.9%
Fixed Income Fund	36.6%
Alternative Assets	1.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.6%
Nationwide Large Cap Equity Portfolio, Class R6	12.4%
NVIT Bond Index Fund, Class Y	9.9%
Nationwide Bond Portfolio, Class R6	9.4%
Nationwide International Equity Portfolio, Class R6	8.7%
NVIT Loomis Core Bond Fund, Class Y	8.5%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.5%
iShares Core S&P 500 ETF	5.1%
NVIT GS International Equity Insights Fund, Class Y	4.4%
NVIT Loomis Short Term Bond Fund, Class Y	3.4%
Other Holdings	17.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-MOD-II (6-26)

NVIT Investor Destinations Moderate Fund

Class P

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$21	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,733,619,295
Number of Portfolio Holdings	18
Portfolio Turnover Rate	6.57%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	61.9%
Fixed Income Fund	36.6%
Alternative Assets	1.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Fundamental All Cap Equity Portfolio, Class R6	12.6%
Nationwide Large Cap Equity Portfolio, Class R6	12.4%
NVIT Bond Index Fund, Class Y	9.9%
Nationwide Bond Portfolio, Class R6	9.4%
Nationwide International Equity Portfolio, Class R6	8.7%
NVIT Loomis Core Bond Fund, Class Y	8.5%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.5%
iShares Core S&P 500 ETF	5.1%
NVIT GS International Equity Insights Fund, Class Y	4.4%
NVIT Loomis Short Term Bond Fund, Class Y	3.4%
Other Holdings	17.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderate Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-MOD-P (6-26)

NVIT Investor Destinations Moderately Aggressive Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,086,121,269
Number of Portfolio Holdings	14
Portfolio Turnover Rate	10.18%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	81.0%
Fixed Income Fund	19.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Large Cap Equity Portfolio, Class R6	15.7%
Nationwide International Equity Portfolio, Class R6	14.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	13.7%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.2%
NVIT GS International Equity Insights Fund, Class Y	7.1%
Nationwide Bond Portfolio, Class R6	6.9%
NVIT Bond Index Fund, Class Y	6.6%
iShares Core S&P Small-Cap ETF	6.5%
NVIT Loomis Core Bond Fund, Class Y	5.2%
iShares Core S&P 500 ETF	4.1%
Other Holdings	10.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-MAG-II (6-26)

NVIT Investor Destinations Moderately Aggressive Fund

Class P

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,086,121,269
Number of Portfolio Holdings	14
Portfolio Turnover Rate	10.18%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	81.0%
Fixed Income Fund	19.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%

Top Ten HoldingsFootnote Reference2

Table Summary
Nationwide Large Cap Equity Portfolio, Class R6	15.7%
Nationwide International Equity Portfolio, Class R6	14.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	13.7%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.2%
NVIT GS International Equity Insights Fund, Class Y	7.1%
Nationwide Bond Portfolio, Class R6	6.9%
NVIT Bond Index Fund, Class Y	6.6%
iShares Core S&P Small-Cap ETF	6.5%
NVIT Loomis Core Bond Fund, Class Y	5.2%
iShares Core S&P 500 ETF	4.1%
Other Holdings	10.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Aggressive Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-MAG-P (6-26)

NVIT Investor Destinations Moderately Conservative Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$29	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$471,287,082
Number of Portfolio Holdings	18
Portfolio Turnover Rate	5.81%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	55.4%
Equity Fund	42.2%
Alternative Assets	2.5%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Bond Index Fund, Class Y	12.6%
Nationwide Bond Portfolio, Class R6	12.6%
NVIT Loomis Core Bond Fund, Class Y	9.3%
NVIT Loomis Short Term Bond Fund, Class Y	7.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	7.5%
Nationwide Large Cap Equity Portfolio, Class R6	7.4%
iShares Core International Aggregate Bond ETF	6.0%
Nationwide International Equity Portfolio, Class R6	5.7%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	5.0%
iShares Core S&P 500 ETF	5.0%
Other Holdings	21.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-MCON-II (6-26)

NVIT Investor Destinations Moderately Conservative Fund

Class P

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$22	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$471,287,082
Number of Portfolio Holdings	18
Portfolio Turnover Rate	5.81%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	55.4%
Equity Fund	42.2%
Alternative Assets	2.5%
Other liabilities in excess of assets	-0.1%

Top Ten HoldingsFootnote Reference2

Table Summary
NVIT Bond Index Fund, Class Y	12.6%
Nationwide Bond Portfolio, Class R6	12.6%
NVIT Loomis Core Bond Fund, Class Y	9.3%
NVIT Loomis Short Term Bond Fund, Class Y	7.7%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	7.5%
Nationwide Large Cap Equity Portfolio, Class R6	7.4%
iShares Core International Aggregate Bond ETF	6.0%
Nationwide International Equity Portfolio, Class R6	5.7%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	5.0%
iShares Core S&P 500 ETF	5.0%
Other Holdings	21.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Conservative Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ID-MCON-P (6-26)

NVIT iShares® Fixed Income ETF Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$33	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$107,815,928
Number of Portfolio Holdings	10
Portfolio Turnover Rate	1.26%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	99.7%
Money Market Fund	1.1%
Repurchase Agreement	0.8%
Other liabilities in excess of assets	-1.6%

Top Ten HoldingsFootnote Reference2

Table Summary
iShares Core U.S. Aggregate Bond ETF	49.1%
iShares Core 1-5 Year USD Bond ETF	14.7%
iShares MBS ETF	9.8%
iShares Core Universal USD Bond ETF	9.8%
iShares Core 10+ Year USD Bond ETF	9.7%
iShares U.S. Treasury Bond ETF	4.9%
BlackRock Liquidity FedFund, Institutional Shares	0.4%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Shares	0.4%
Invesco Government & Agency Portfolio, Institutional Shares	0.4%
CF Secured, LLC	0.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Fixed Income ETF Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ISH-FX-II (6-26)

NVIT iShares® Fixed Income ETF Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$8	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$107,815,928
Number of Portfolio Holdings	10
Portfolio Turnover Rate	1.26%

Asset Class WeightingsFootnote Reference1

Table Summary
Fixed Income Fund	99.7%
Money Market Fund	1.1%
Repurchase Agreement	0.8%
Other liabilities in excess of assets	-1.6%

Top Ten HoldingsFootnote Reference2

Table Summary
iShares Core U.S. Aggregate Bond ETF	49.1%
iShares Core 1-5 Year USD Bond ETF	14.7%
iShares MBS ETF	9.8%
iShares Core Universal USD Bond ETF	9.8%
iShares Core 10+ Year USD Bond ETF	9.7%
iShares U.S. Treasury Bond ETF	4.9%
BlackRock Liquidity FedFund, Institutional Shares	0.4%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Shares	0.4%
Invesco Government & Agency Portfolio, Institutional Shares	0.4%
CF Secured, LLC	0.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Fixed Income ETF Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ISH-FX-Y (6-26)

NVIT iShares® Global Equity ETF Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$36	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$121,988,831
Number of Portfolio Holdings	12
Portfolio Turnover Rate	62.08%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	99.8%
Money Market Fund	1.5%
Repurchase Agreement	1.4%
Other liabilities in excess of assets	-2.7%

Top Ten HoldingsFootnote Reference2

Table Summary
iShares Core S&P 500 ETF	38.8%
iShares Core MSCI International Developed Markets ETF	19.1%
iShares U.S. Equity Factor Rotation Active ETF	14.9%
iShares Core S&P Total U.S. Stock Market ETF	12.3%
iShares MSCI USA Momentum Factor ETF	5.2%
iShares Core MSCI EAFE ETF	4.5%
iShares MSCI USA Quality Factor ETF	2.4%
BlackRock Liquidity FedFund, Institutional Shares	0.5%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Shares	0.5%
Invesco Government & Agency Portfolio, Institutional Shares	0.5%
Other HoldingsFootnote Reference#	1.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Global Equity ETF Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ISH-GEQ-II (6-26)

NVIT iShares® Global Equity ETF Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$9	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$121,988,831
Number of Portfolio Holdings	12
Portfolio Turnover Rate	62.08%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	99.8%
Money Market Fund	1.5%
Repurchase Agreement	1.4%
Other liabilities in excess of assets	-2.7%

Top Ten HoldingsFootnote Reference2

Table Summary
iShares Core S&P 500 ETF	38.8%
iShares Core MSCI International Developed Markets ETF	19.1%
iShares U.S. Equity Factor Rotation Active ETF	14.9%
iShares Core S&P Total U.S. Stock Market ETF	12.3%
iShares MSCI USA Momentum Factor ETF	5.2%
iShares Core MSCI EAFE ETF	4.5%
iShares MSCI USA Quality Factor ETF	2.4%
BlackRock Liquidity FedFund, Institutional Shares	0.5%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Shares	0.5%
Invesco Government & Agency Portfolio, Institutional Shares	0.5%
Other HoldingsFootnote Reference#	1.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Global Equity ETF Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-ISH-GEQ-Y (6-26)

NVIT J.P. Morgan Digital Evolution Strategy Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$55	0.96%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$53,896,721
Number of Portfolio Holdings	40
Portfolio Turnover Rate	85.31%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.3%
Other assets in excess of liabilities	1.7%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	43.3%
Software	19.4%
Technology Hardware, Storage & Peripherals	12.3%
Interactive Media & Services	10.5%
IT Services	5.1%
Electronic Equipment, Instruments & Components	4.0%
Entertainment	2.6%
Broadline Retail	1.4%
Communications Equipment	1.4%
Other Industries	0.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Digital Evolution Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-JPM-DES-II (6-26)

NVIT J.P. Morgan Digital Evolution Strategy Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$32	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$53,896,721
Number of Portfolio Holdings	40
Portfolio Turnover Rate	85.31%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.3%
Other assets in excess of liabilities	1.7%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	43.3%
Software	19.4%
Technology Hardware, Storage & Peripherals	12.3%
Interactive Media & Services	10.5%
IT Services	5.1%
Electronic Equipment, Instruments & Components	4.0%
Entertainment	2.6%
Broadline Retail	1.4%
Communications Equipment	1.4%
Other Industries	0.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Digital Evolution Strategy Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-JPM-DES-Y (6-26)

NVIT J.P. Morgan Inflation Managed Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Inflation Managed Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$25	0.50%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$240,602,077
Number of Portfolio Holdings	402
Portfolio Turnover Rate	86.52%

Asset Class WeightingsFootnote Reference1

Table Summary
U.S. Treasury Obligations	50.6%
Corporate Bonds	29.4%
Mortgage-Backed Securities	12.3%
Asset-Backed Securities	6.3%
Other assets in excess of liabilities	1.4%

Top IndustriesFootnote Reference2

Table Summary
Banks	9.5%
Electric Utilities	3.1%
Capital Markets	2.6%
Consumer Finance	1.9%
Oil, Gas & Consumable Fuels	1.4%
Diversified Telecommunication Services	0.9%
Aerospace & Defense	0.8%
Health Care Providers & Services	0.7%
Financial Services	0.7%
Multi-Utilities	0.6%
Other Industries	77.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Inflation Managed Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-INMG-I (6-26)

NVIT J.P. Morgan Inflation Managed Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Inflation Managed Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$37	0.75%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$240,602,077
Number of Portfolio Holdings	402
Portfolio Turnover Rate	86.52%

Asset Class WeightingsFootnote Reference1

Table Summary
U.S. Treasury Obligations	50.6%
Corporate Bonds	29.4%
Mortgage-Backed Securities	12.3%
Asset-Backed Securities	6.3%
Other assets in excess of liabilities	1.4%

Top IndustriesFootnote Reference2

Table Summary
Banks	9.5%
Electric Utilities	3.1%
Capital Markets	2.6%
Consumer Finance	1.9%
Oil, Gas & Consumable Fuels	1.4%
Diversified Telecommunication Services	0.9%
Aerospace & Defense	0.8%
Health Care Providers & Services	0.7%
Financial Services	0.7%
Multi-Utilities	0.6%
Other Industries	77.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Inflation Managed Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-INMG-II (6-26)

NVIT J.P. Morgan Innovators Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Innovators Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$32	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$11,202,122
Number of Portfolio Holdings	59
Portfolio Turnover Rate	57.45%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.2%
Other assets in excess of liabilities	1.8%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	20.2%
Software	10.6%
Technology Hardware, Storage & Peripherals	8.1%
Broadline Retail	5.9%
Interactive Media & Services	5.2%
Capital Markets	4.2%
Biotechnology	3.7%
Communications Equipment	3.5%
Aerospace & Defense	3.3%
Financial Services	2.9%
Other Industries	32.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Innovators Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-JPM-INNO-Y (6-26)

NVIT J.P. Morgan Large Cap Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$35	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$371,373,907
Number of Portfolio Holdings	81
Portfolio Turnover Rate	49.79%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.8%
Other assets in excess of liabilities	2.2%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	32.7%
Interactive Media & Services	11.7%
Technology Hardware, Storage & Peripherals	11.4%
Pharmaceuticals	4.1%
Electrical Equipment	3.7%
Software	3.2%
Communications Equipment	3.2%
Aerospace & Defense	3.0%
Electronic Equipment, Instruments & Components	3.0%
Automobiles	2.9%
Other IndustriesFootnote Reference#	21.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-JPM-LCG-I (6-26)

NVIT J.P. Morgan Large Cap Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$41	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$371,373,907
Number of Portfolio Holdings	81
Portfolio Turnover Rate	49.79%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.8%
Other assets in excess of liabilities	2.2%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	32.7%
Interactive Media & Services	11.7%
Technology Hardware, Storage & Peripherals	11.4%
Pharmaceuticals	4.1%
Electrical Equipment	3.7%
Software	3.2%
Communications Equipment	3.2%
Aerospace & Defense	3.0%
Electronic Equipment, Instruments & Components	3.0%
Automobiles	2.9%
Other IndustriesFootnote Reference#	21.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-JPM-LCG-II (6-26)

NVIT J.P. Morgan Large Cap Growth Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$23	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$371,373,907
Number of Portfolio Holdings	81
Portfolio Turnover Rate	49.79%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.8%
Other assets in excess of liabilities	2.2%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	32.7%
Interactive Media & Services	11.7%
Technology Hardware, Storage & Peripherals	11.4%
Pharmaceuticals	4.1%
Electrical Equipment	3.7%
Software	3.2%
Communications Equipment	3.2%
Aerospace & Defense	3.0%
Electronic Equipment, Instruments & Components	3.0%
Automobiles	2.9%
Other IndustriesFootnote Reference#	21.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-JPM-LCG-Y (6-26)

NVIT J.P. Morgan U.S. Equity Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$48	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,448,929,502
Number of Portfolio Holdings	64
Portfolio Turnover Rate	29.59%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	20.5%
Interactive Media & Services	9.2%
Technology Hardware, Storage & Peripherals	7.3%
Software	6.1%
Broadline Retail	4.6%
Electric Utilities	3.8%
Banks	3.4%
Financial Services	3.4%
Capital Markets	3.0%
Health Care Equipment & Supplies	2.9%
Other Industries	35.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan U.S. Equity Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-JPM-USEQ-II (6-26)

NVIT J.P. Morgan U.S. Equity Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$22	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,448,929,502
Number of Portfolio Holdings	64
Portfolio Turnover Rate	29.59%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.5%
Other assets in excess of liabilities	0.5%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	20.5%
Interactive Media & Services	9.2%
Technology Hardware, Storage & Peripherals	7.3%
Software	6.1%
Broadline Retail	4.6%
Electric Utilities	3.8%
Banks	3.4%
Financial Services	3.4%
Capital Markets	3.0%
Health Care Equipment & Supplies	2.9%
Other Industries	35.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan U.S. Equity Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-JPM-USEQ-Y (6-26)

NVIT J.P. Morgan US Technology Leaders Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$30,879,210
Number of Portfolio Holdings	65
Portfolio Turnover Rate	49.08%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.3%
Other assets in excess of liabilities	0.7%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	41.0%
Software	13.3%
IT Services	8.9%
Interactive Media & Services	5.5%
Automobiles	4.2%
Electrical Equipment	4.0%
Electronic Equipment, Instruments & Components	4.0%
Communications Equipment	3.6%
Entertainment	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Other IndustriesFootnote Reference#	8.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan US Technology Leaders Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-JPM-TL-II (6-26)

NVIT J.P. Morgan US Technology Leaders Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$31	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$30,879,210
Number of Portfolio Holdings	65
Portfolio Turnover Rate	49.08%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.3%
Other assets in excess of liabilities	0.7%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	41.0%
Software	13.3%
IT Services	8.9%
Interactive Media & Services	5.5%
Automobiles	4.2%
Electrical Equipment	4.0%
Electronic Equipment, Instruments & Components	4.0%
Communications Equipment	3.6%
Entertainment	3.5%
Technology Hardware, Storage & Peripherals	3.3%
Other IndustriesFootnote Reference#	8.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan US Technology Leaders Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-JPM-TL-Y (6-26)

NVIT Jacobs Levy Large Cap Core Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$40	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$258,309,875
Number of Portfolio Holdings	126
Portfolio Turnover Rate	44.61%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.7%
Repurchase Agreement	0.9%
Other liabilities in excess of assets	-0.6%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	18.3%
Software	10.8%
Interactive Media & Services	7.9%
Capital Markets	7.2%
Technology Hardware, Storage & Peripherals	6.2%
Banks	4.0%
Hotels, Restaurants & Leisure	3.5%
Consumer Staples Distribution & Retail	3.2%
Oil, Gas & Consumable Fuels	3.2%
Specialty Retail	3.1%
Other IndustriesFootnote Reference#	32.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Core Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-LCC-I (6-26)

NVIT Jacobs Levy Large Cap Core Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$45	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$258,309,875
Number of Portfolio Holdings	126
Portfolio Turnover Rate	44.61%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.7%
Repurchase Agreement	0.9%
Other liabilities in excess of assets	-0.6%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	18.3%
Software	10.8%
Interactive Media & Services	7.9%
Capital Markets	7.2%
Technology Hardware, Storage & Peripherals	6.2%
Banks	4.0%
Hotels, Restaurants & Leisure	3.5%
Consumer Staples Distribution & Retail	3.2%
Oil, Gas & Consumable Fuels	3.2%
Specialty Retail	3.1%
Other IndustriesFootnote Reference#	32.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Core Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-LCC-II (6-26)

NVIT Jacobs Levy Large Cap Growth Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$37	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$559,959,599
Number of Portfolio Holdings	233
Portfolio Turnover Rate	67.25%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	95.8%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	3.1%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	20.1%
Software	13.2%
Interactive Media & Services	10.1%
Construction & Engineering	5.8%
Hotels, Restaurants & Leisure	5.5%
Broadline Retail	4.7%
Biotechnology	3.8%
Banks	3.2%
Technology Hardware, Storage & Peripherals	3.2%
Capital Markets	3.1%
Other IndustriesFootnote Reference#	27.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-LCG-I (6-26)

NVIT Jacobs Levy Large Cap Growth Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$50	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$559,959,599
Number of Portfolio Holdings	233
Portfolio Turnover Rate	67.25%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	95.8%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	3.1%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	20.1%
Software	13.2%
Interactive Media & Services	10.1%
Construction & Engineering	5.8%
Hotels, Restaurants & Leisure	5.5%
Broadline Retail	4.7%
Biotechnology	3.8%
Banks	3.2%
Technology Hardware, Storage & Peripherals	3.2%
Capital Markets	3.1%
Other IndustriesFootnote Reference#	27.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-LCG-II (6-26)

NVIT Loomis Short Term Bond Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$27	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,235,635,597
Number of Portfolio Holdings	585
Portfolio Turnover Rate	85.95%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bond	60.8%
Asset-Backed Security	20.5%
U.S. Treasury Obligation	12.5%
Commercial Mortgage-Backed Security	4.3%
Repurchase Agreement	1.8%
Mortgage-Backed Security	0.8%
Other liabilities in excess of assets	-0.7%

Top IndustriesFootnote Reference2

Table Summary
Banks	15.0%
Capital Markets	6.0%
Insurance	5.9%
Electric Utilities	4.3%
Financial Services	3.3%
Consumer Finance	2.7%
Oil, Gas & Consumable Fuels	1.7%
Automobiles	1.6%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.4%
Other IndustriesFootnote Reference#	56.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-STB-I (6-26)

NVIT Loomis Short Term Bond Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,235,635,597
Number of Portfolio Holdings	585
Portfolio Turnover Rate	85.95%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bond	60.8%
Asset-Backed Security	20.5%
U.S. Treasury Obligation	12.5%
Commercial Mortgage-Backed Security	4.3%
Repurchase Agreement	1.8%
Mortgage-Backed Security	0.8%
Other liabilities in excess of assets	-0.7%

Top IndustriesFootnote Reference2

Table Summary
Banks	15.0%
Capital Markets	6.0%
Insurance	5.9%
Electric Utilities	4.3%
Financial Services	3.3%
Consumer Finance	2.7%
Oil, Gas & Consumable Fuels	1.7%
Automobiles	1.6%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.4%
Other IndustriesFootnote Reference#	56.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-STB-II (6-26)

NVIT Loomis Short Term Bond Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$19	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,235,635,597
Number of Portfolio Holdings	585
Portfolio Turnover Rate	85.95%

Asset Class WeightingsFootnote Reference1

Table Summary
Corporate Bond	60.8%
Asset-Backed Security	20.5%
U.S. Treasury Obligation	12.5%
Commercial Mortgage-Backed Security	4.3%
Repurchase Agreement	1.8%
Mortgage-Backed Security	0.8%
Other liabilities in excess of assets	-0.7%

Top IndustriesFootnote Reference2

Table Summary
Banks	15.0%
Capital Markets	6.0%
Insurance	5.9%
Electric Utilities	4.3%
Financial Services	3.3%
Consumer Finance	2.7%
Oil, Gas & Consumable Fuels	1.7%
Automobiles	1.6%
Multi-Utilities	1.4%
Hotels, Restaurants & Leisure	1.4%
Other IndustriesFootnote Reference#	56.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-STB-Y (6-26)

NVIT Managed American Funds Asset Allocation Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Managed American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$35	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$2,597,820,128
Number of Portfolio Holdings	9
Portfolio Turnover Rate	9.92%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	47.6%
Balanced Fund	28.6%
Fixed Income Fund	19.0%
Other assets in excess of liabilities	4.8%

Top Ten HoldingsFootnote Reference2

Table Summary
American Balanced Fund, Class R6	30.0%
American Funds Growth Fund, Class 1	29.9%
American Funds Washington Mutual Investors Fund, Class 1	20.1%
Bond Fund of America (The), Class R6	15.0%
American Funds U.S. Government Securities Fund, Class 1	5.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Managed American Funds Asset Allocation Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-AM-MGAA-II (6-26)

NVIT Managed American Funds Growth-Income Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Managed American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$36	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$701,040,474
Number of Portfolio Holdings	3
Portfolio Turnover Rate	7.35%

Asset Class WeightingsFootnote Reference1

Table Summary
Equity Fund	96.3%
Other assets in excess of liabilities	3.7%

Top Ten HoldingsFootnote Reference2

Table Summary
American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Managed American Funds Growth-Income Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-AM-MGI-II (6-26)

NVIT Mid Cap Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$22	0.40%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,250,760,579
Number of Portfolio Holdings	412
Portfolio Turnover Rate	11.13%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	101.0%
Repurchase Agreements	2.0%
Short-Term Investments	0.6%
Other liabilities in excess of assets	-3.6%

Top IndustriesFootnote Reference2

Table Summary
Banks	5.8%
Semiconductors & Semiconductor Equipment	5.6%
Machinery	5.6%
Aerospace & Defense	4.5%
Electronic Equipment, Instruments & Components	4.0%
Insurance	3.4%
Construction & Engineering	3.1%
Oil, Gas & Consumable Fuels	3.1%
Biotechnology	3.0%
Specialty Retail	2.9%
Other IndustriesFootnote Reference#	59.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-MCX-I (6-26)

NVIT Mid Cap Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$34	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,250,760,579
Number of Portfolio Holdings	412
Portfolio Turnover Rate	11.13%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	101.0%
Repurchase Agreements	2.0%
Short-Term Investments	0.6%
Other liabilities in excess of assets	-3.6%

Top IndustriesFootnote Reference2

Table Summary
Banks	5.8%
Semiconductors & Semiconductor Equipment	5.6%
Machinery	5.6%
Aerospace & Defense	4.5%
Electronic Equipment, Instruments & Components	4.0%
Insurance	3.4%
Construction & Engineering	3.1%
Oil, Gas & Consumable Fuels	3.1%
Biotechnology	3.0%
Specialty Retail	2.9%
Other IndustriesFootnote Reference#	59.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-MCX-II (6-26)

NVIT Mid Cap Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,250,760,579
Number of Portfolio Holdings	412
Portfolio Turnover Rate	11.13%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	101.0%
Repurchase Agreements	2.0%
Short-Term Investments	0.6%
Other liabilities in excess of assets	-3.6%

Top IndustriesFootnote Reference2

Table Summary
Banks	5.8%
Semiconductors & Semiconductor Equipment	5.6%
Machinery	5.6%
Aerospace & Defense	4.5%
Electronic Equipment, Instruments & Components	4.0%
Insurance	3.4%
Construction & Engineering	3.1%
Oil, Gas & Consumable Fuels	3.1%
Biotechnology	3.0%
Specialty Retail	2.9%
Other IndustriesFootnote Reference#	59.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-MCX-Y (6-26)

NVIT Small Cap Value Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Small Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$58	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$222,451,636
Number of Portfolio Holdings	368
Portfolio Turnover Rate	68.34%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.4%
Repurchase Agreements	4.2%
Short-Term Investments	0.5%
Other liabilities in excess of assets	-4.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	15.4%
Insurance	6.9%
Consumer Finance	4.5%
Ground Transportation	4.4%
Oil, Gas & Consumable Fuels	4.2%
Biotechnology	4.0%
Specialty Retail	3.5%
Automobile Components	2.8%
Software	2.6%
Entertainment	2.5%
Other IndustriesFootnote Reference#	49.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Small Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-SCV-I (6-26)

NVIT Small Cap Value Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Small Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$71	1.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$222,451,636
Number of Portfolio Holdings	368
Portfolio Turnover Rate	68.34%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.4%
Repurchase Agreements	4.2%
Short-Term Investments	0.5%
Other liabilities in excess of assets	-4.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	15.4%
Insurance	6.9%
Consumer Finance	4.5%
Ground Transportation	4.4%
Oil, Gas & Consumable Fuels	4.2%
Biotechnology	4.0%
Specialty Retail	3.5%
Automobile Components	2.8%
Software	2.6%
Entertainment	2.5%
Other IndustriesFootnote Reference#	49.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Small Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-SCV-II (6-26)

NVIT Small Cap Value Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Small Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$58	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$222,451,636
Number of Portfolio Holdings	368
Portfolio Turnover Rate	68.34%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.4%
Repurchase Agreements	4.2%
Short-Term Investments	0.5%
Other liabilities in excess of assets	-4.1%

Top IndustriesFootnote Reference2

Table Summary
Banks	15.4%
Insurance	6.9%
Consumer Finance	4.5%
Ground Transportation	4.4%
Oil, Gas & Consumable Fuels	4.2%
Biotechnology	4.0%
Specialty Retail	3.5%
Automobile Components	2.8%
Software	2.6%
Entertainment	2.5%
Other IndustriesFootnote Reference#	49.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Small Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-SCV-IV (6-26)

NVIT Multi-Manager Small Company Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$59	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$450,715,055
Number of Portfolio Holdings	460
Portfolio Turnover Rate	44.60%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.4%
Repurchase Agreements	1.2%
Short-Term Investments	0.5%
Other liabilities in excess of assets	-0.1%

Top CountriesFootnote Reference2

Table Summary
United States	89.5%
Puerto Rico	1.7%
Israel	1.0%
United Kingdom	1.0%
Japan	0.9%
Brazil	0.9%
Thailand	0.8%
Canada	0.5%
Switzerland	0.5%
Bermuda	0.5%
Other CountriesFootnote Reference#	2.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-MM-SCO-I (6-26)

NVIT Multi-Manager Small Company Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$73	1.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$450,715,055
Number of Portfolio Holdings	460
Portfolio Turnover Rate	44.60%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.4%
Repurchase Agreements	1.2%
Short-Term Investments	0.5%
Other liabilities in excess of assets	-0.1%

Top CountriesFootnote Reference2

Table Summary
United States	89.5%
Puerto Rico	1.7%
Israel	1.0%
United Kingdom	1.0%
Japan	0.9%
Brazil	0.9%
Thailand	0.8%
Canada	0.5%
Switzerland	0.5%
Bermuda	0.5%
Other CountriesFootnote Reference#	2.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-MM-SCO-II (6-26)

NVIT Multi-Manager Small Company Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$59	1.03%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$450,715,055
Number of Portfolio Holdings	460
Portfolio Turnover Rate	44.60%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.4%
Repurchase Agreements	1.2%
Short-Term Investments	0.5%
Other liabilities in excess of assets	-0.1%

Top CountriesFootnote Reference2

Table Summary
United States	89.5%
Puerto Rico	1.7%
Israel	1.0%
United Kingdom	1.0%
Japan	0.9%
Brazil	0.9%
Thailand	0.8%
Canada	0.5%
Switzerland	0.5%
Bermuda	0.5%
Other CountriesFootnote Reference#	2.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-MM-SCO-IV (6-26)

NVIT NASDAQ-100 Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT NASDAQ-100 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$26	0.47%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$381,199,119
Number of Portfolio Holdings	107
Portfolio Turnover Rate	15.86%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.6%
Other assets in excess of liabilities	0.4%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	36.6%
Software	11.4%
Technology Hardware, Storage & Peripherals	10.0%
Interactive Media & Services	8.9%
Broadline Retail	4.6%
Consumer Staples Distribution & Retail	4.2%
Automobiles	3.3%
Biotechnology	2.5%
Communications Equipment	2.3%
Hotels, Restaurants & Leisure	2.1%
Other IndustriesFootnote Reference#	14.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT NASDAQ-100 Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-NASDX-I (6-26)

NVIT NASDAQ-100 Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT NASDAQ-100 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$381,199,119
Number of Portfolio Holdings	107
Portfolio Turnover Rate	15.86%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.6%
Other assets in excess of liabilities	0.4%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	36.6%
Software	11.4%
Technology Hardware, Storage & Peripherals	10.0%
Interactive Media & Services	8.9%
Broadline Retail	4.6%
Consumer Staples Distribution & Retail	4.2%
Automobiles	3.3%
Biotechnology	2.5%
Communications Equipment	2.3%
Hotels, Restaurants & Leisure	2.1%
Other IndustriesFootnote Reference#	14.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT NASDAQ-100 Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-NASDX-II (6-26)

NVIT Real Estate Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$45	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$214,396,128
Number of Portfolio Holdings	38
Portfolio Turnover Rate	55.42%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	102.9%
Other liabilities in excess of assets	-2.9%

Top IndustriesFootnote Reference2

Table Summary
Specialized REITs	21.8%
Health Care REITs	20.4%
Retail REITs	14.5%
Industrial REITs	13.9%
Residential REITs	12.2%
Diversified REITs	6.1%
Hotel & Resort REITs	3.3%
Office REITs	3.0%
Hotels, Restaurants & Leisure	2.2%
Health Care Providers & Services	1.8%
Other Industries	0.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Real Estate Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-RE-I (6-26)

NVIT Real Estate Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$58	1.08%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$214,396,128
Number of Portfolio Holdings	38
Portfolio Turnover Rate	55.42%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	102.9%
Other liabilities in excess of assets	-2.9%

Top IndustriesFootnote Reference2

Table Summary
Specialized REITs	21.8%
Health Care REITs	20.4%
Retail REITs	14.5%
Industrial REITs	13.9%
Residential REITs	12.2%
Diversified REITs	6.1%
Hotel & Resort REITs	3.3%
Office REITs	3.0%
Hotels, Restaurants & Leisure	2.2%
Health Care Providers & Services	1.8%
Other Industries	0.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Real Estate Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-RE-II (6-26)

NVIT S&P 500 Index Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$12	0.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$6,446,083,388
Number of Portfolio Holdings	513
Portfolio Turnover Rate	0.32%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.0%
Other assets in excess of liabilities	1.0%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	19.1%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	7.7%
Software	7.5%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Financial Services	3.3%
Capital Markets	3.0%
Oil, Gas & Consumable Fuels	2.7%
Other IndustriesFootnote Reference#	38.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-SPX-I (6-26)

NVIT S&P 500 Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$25	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$6,446,083,388
Number of Portfolio Holdings	513
Portfolio Turnover Rate	0.32%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.0%
Other assets in excess of liabilities	1.0%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	19.1%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	7.7%
Software	7.5%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Financial Services	3.3%
Capital Markets	3.0%
Oil, Gas & Consumable Fuels	2.7%
Other IndustriesFootnote Reference#	38.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-SPX-II (6-26)

NVIT S&P 500 Index Fund

Class IV

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$13	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$6,446,083,388
Number of Portfolio Holdings	513
Portfolio Turnover Rate	0.32%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.0%
Other assets in excess of liabilities	1.0%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	19.1%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	7.7%
Software	7.5%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Financial Services	3.3%
Capital Markets	3.0%
Oil, Gas & Consumable Fuels	2.7%
Other IndustriesFootnote Reference#	38.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-SPX-IV (6-26)

NVIT S&P 500 Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$8	0.15%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$6,446,083,388
Number of Portfolio Holdings	513
Portfolio Turnover Rate	0.32%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	99.0%
Other assets in excess of liabilities	1.0%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	19.1%
Technology Hardware, Storage & Peripherals	8.2%
Interactive Media & Services	7.7%
Software	7.5%
Broadline Retail	3.7%
Pharmaceuticals	3.4%
Banks	3.4%
Financial Services	3.3%
Capital Markets	3.0%
Oil, Gas & Consumable Fuels	2.7%
Other IndustriesFootnote Reference#	38.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-SPX-Y (6-26)

NVIT Small Cap Index Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$32	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$724,520,067
Number of Portfolio Holdings	2,009
Portfolio Turnover Rate	24.40%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	96.7%
Repurchase Agreements	5.3%
Short-Term Investments	0.9%
Other liabilities in excess of assets	-2.9%

Top IndustriesFootnote Reference2

Table Summary
Biotechnology	10.0%
Banks	9.8%
Software	5.7%
Semiconductors & Semiconductor Equipment	3.5%
Machinery	3.2%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	2.8%
Pharmaceuticals	2.7%
Electronic Equipment, Instruments & Components	2.7%
Health Care Equipment & Supplies	2.5%
Other IndustriesFootnote Reference#	54.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Small Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-SCX-II (6-26)

NVIT Small Cap Index Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$13	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$724,520,067
Number of Portfolio Holdings	2,009
Portfolio Turnover Rate	24.40%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	96.7%
Repurchase Agreements	5.3%
Short-Term Investments	0.9%
Other liabilities in excess of assets	-2.9%

Top IndustriesFootnote Reference2

Table Summary
Biotechnology	10.0%
Banks	9.8%
Software	5.7%
Semiconductors & Semiconductor Equipment	3.5%
Machinery	3.2%
Oil, Gas & Consumable Fuels	3.1%
Health Care Providers & Services	2.8%
Pharmaceuticals	2.7%
Electronic Equipment, Instruments & Components	2.7%
Health Care Equipment & Supplies	2.5%
Other IndustriesFootnote Reference#	54.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Small Cap Index Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-SCX-Y (6-26)

NVIT U.S. 130/30 Equity Fund

Class Y

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT U.S. 130/30 Equity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$42	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$1,299,558,587
Number of Portfolio Holdings	280
Portfolio Turnover Rate	44.34%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	98.0%
Other assets in excess of liabilities	2.0%

Top IndustriesFootnote Reference2

Table Summary
Semiconductors & Semiconductor Equipment	14.6%
Software	9.9%
Interactive Media & Services	8.0%
Capital Markets	6.5%
Hotels, Restaurants & Leisure	4.5%
Technology Hardware, Storage & Peripherals	4.2%
Health Care Equipment & Supplies	4.1%
Consumer Staples Distribution & Retail	3.7%
Broadline Retail	3.7%
Health Care Providers & Services	3.2%
Other Industries	37.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT U.S. 130/30 Equity Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-130-30-Y (6-26)

NVIT Victory Mid Cap Value Fund

Class I

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$45	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$475,087,274
Number of Portfolio Holdings	82
Portfolio Turnover Rate	35.93%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.0%
Repurchase Agreements	7.5%
Short-Term Investments	0.7%
Other liabilities in excess of assets	-5.2%

Top IndustriesFootnote Reference2

Table Summary
Machinery	7.7%
Health Care Providers & Services	6.7%
Specialty Retail	5.5%
Hotels, Restaurants & Leisure	4.7%
Electronic Equipment, Instruments & Components	4.1%
Chemicals	4.1%
Insurance	3.5%
Containers & Packaging	3.3%
Energy Equipment & Services	3.2%
Electrical Equipment	3.1%
Other IndustriesFootnote Reference#	54.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Victory Mid Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-MCV-I (6-26)

NVIT Victory Mid Cap Value Fund

Class II

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$51	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Fund Information

Key Fund Statistics

Table Summary
Net Assets	$475,087,274
Number of Portfolio Holdings	82
Portfolio Turnover Rate	35.93%

Asset Class WeightingsFootnote Reference1

Table Summary
Common Stocks	97.0%
Repurchase Agreements	7.5%
Short-Term Investments	0.7%
Other liabilities in excess of assets	-5.2%

Top IndustriesFootnote Reference2

Table Summary
Machinery	7.7%
Health Care Providers & Services	6.7%
Specialty Retail	5.5%
Hotels, Restaurants & Leisure	4.7%
Electronic Equipment, Instruments & Components	4.1%
Chemicals	4.1%
Insurance	3.5%
Containers & Packaging	3.3%
Energy Equipment & Services	3.2%
Electrical Equipment	3.1%
Other IndustriesFootnote Reference#	54.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of June 30, 2026.
Footnote[2]	Percentages indicated are based upon total investments as of June 30, 2026.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Victory Mid Cap Value Fund

Semi-Annual Shareholder Report - June 30, 2026

NSAR-MCV-II (6-26)

Item 2. Code of Ethics.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.
Item 5.    Audit Committee of Listed Registrants.

Not Applicable.

Item 6.    Investments.

6(a) The complete schedule of investments is included in Item 7 of this Form N-CSR.

6(b) Not Applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

7(a) The registrant’s Financial Statements are filed herewith.

7(b) Included as part of the Financial Statements under Item 7(a) of this form.

Semi-Annual Financial Statements
June 30, 2026 (Unaudited)
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery, you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the NVIT Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov /.
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html . You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures. Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov/
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at
1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2026 Nationwide.

Statements of Investments 2
Statements of Assets and Liabilities 14
Statements of Operations 22
Statements of Changes in Net Assets 26
Financial Highlights 34
Notes to Financial Statements 43

2 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Investor Destinations Aggressive Fund
Investment Companies 83 .5%
Shares Value ($)
Equity Funds 77.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 5,736,754 79,224,568
Nationwide International Equity
Portfolio, Class R6(a) 4,377,556 64,831,606
Nationwide Large Cap Equity
Portfolio, Class R6(a) 7,453,546 87,057,421
NVIT Emerging Markets Fund,
Class Y(a) 1,338,778 25,262,746
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,788,402 25,127,052
NVIT GS International Equity
Insights Fund, Class Y(a) 2,226,070 34,882,516
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,173,509 53,859,549
Total Equity Funds
(cost $293,831,203) 370,245,458
Fixed Income Funds 5.7%
Nationwide Bond Portfolio, Class
R6(a) 1,054,109 9,118,046
NVIT Bond Index Fund, Class
Y(a) 999,606 9,106,415
NVIT Loomis Core Bond Fund,
Class Y(a) 974,938 9,115,671
Total Fixed Income Funds
(cost $27,560,485) 27,340,132
Total Investment Companies
(cost $321,391,688) 397,585,590
Exchange Traded Funds 16 .6%
Equity Funds 16.6%
iShares Core MSCI EAFE ETF 95,660 9,238,843
iShares Core S&P 500 ETF 31,425 23,533,868
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF(b) 309,719 45,934,425
Total Exchange Traded Funds
(cost $64,329,203) 78,707,136
Repurchase Agreement 3 .5%
Principal
Amount ($)
CF Secured, LLC, 3.63%,
dated 6/30/2026, due
7/1/2026, repurchase price
$16,631,927, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
7.50%, maturing 10/13/2026
- 11/20/2075; total market
value $16,964,565.(c)(d) 16,630,250 16,630,250
Total Repurchase Agreement
(cost $16,630,250) 16,630,250
Total Investments
(cost $402,351,141) — 103.6% 492,922,976
Liabilities in excess of other assets — (3.6)% (16,955,845)
NET ASSETS — 100.0% $ 475,967,131
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $18,093,820, which was collateralized by
cash used to purchase repurchase agreements with a total
value of $16,630,250 and by $1,729,390 of collateral in the
form of U.S. Government Treasury Securities, interest rates
ranging from 1.25% - 4.25%, and maturity dates ranging from
8/15/2028 - 8/15/2035, a total value of $18,359,640.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $16,630,250.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Aggressive Fund - June 30, 2026 (Unaudited) - Statement of Investments - 3
Investment Companies 87 .4%
Shares Value ($)
Equity Funds 68.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 10,768,602 148,714,388
Nationwide International Equity
Portfolio, Class R6(a) 10,813,289 160,144,804
Nationwide Large Cap Equity
Portfolio, Class R6(a) 14,588,340 170,391,817
NVIT Emerging Markets Fund,
Class Y(a) 2,310,219 43,593,841
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,103,381 43,602,497
NVIT GS International Equity
Insights Fund, Class Y(a) 4,925,910 77,189,016
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 4,010,103 99,370,344
Total Equity Funds
(cost $591,737,246) 743,006,707
Fixed Income Funds 19.0%
Nationwide Bond Portfolio, Class
R6(a) 8,691,868 75,184,658
NVIT Bond Index Fund, Class
Y(a) 7,847,469 71,490,440
NVIT Loomis Core Bond Fund,
Class Y(a) 6,080,082 56,848,763
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 324,615 3,236,412
Total Fixed Income Funds
(cost $208,211,174) 206,760,273
Total Investment Companies
(cost $799,948,420) 949,766,980
Exchange Traded Funds 12 .6%
Equity Funds 12.6%
iShares Core MSCI EAFE ETF 223,547 21,590,169
iShares Core S&P 500 ETF 58,891 44,102,881
iShares Core S&P Small-Cap
ETF 479,388 71,098,035
Total Exchange Traded Funds
(cost $112,436,135) 136,791,085
Total Investments
(cost $912,384,555) — 100.0% 1,086,558,065
Liabilities in excess of other assets — 0.0%
†
(436,796)
NET ASSETS — 100.0% $ 1,086,121,269
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Investor Destinations Moderate Fund
Investment Companies 85 .8%
Shares Value ($)
Alternative Assets 1.5%
Nationwide Strategic Income
Fund, Class R6(a) 2,559,897 26,008,549
Total Alternative Assets
(cost $26,107,123) 26,008,549
Equity Funds 52.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 15,846,184 218,835,804
Nationwide International Equity
Portfolio, Class R6(a) 10,203,911 151,119,924
Nationwide Large Cap Equity
Portfolio, Class R6(a) 18,481,151 215,859,845
NVIT Emerging Markets Fund,
Class Y(a) 2,743,100 51,762,299
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,677,005 51,661,914
NVIT GS International Equity
Insights Fund, Class Y(a) 4,871,072 76,329,702
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,942,845 147,263,708
Total Equity Funds
(cost $723,925,998) 912,833,196
Fixed Income Funds 31.6%
Nationwide Bond Portfolio, Class
R6(a) 18,885,447 163,359,115
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 786,795 7,010,341
NVIT Bond Index Fund, Class
Y(a) 18,755,918 170,866,415
NVIT Loomis Core Bond Fund,
Class Y(a) 15,762,000 147,374,697
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,963,503 59,456,125
Total Fixed Income Funds
(cost $554,808,669) 548,066,693
Total Investment Companies
(cost $1,304,841,790) 1,486,908,438
Exchange Traded Funds 14 .2%
Shares Value ($)
Equity Funds 9.2%
iShares Core MSCI EAFE ETF 370,979 35,829,152
iShares Core S&P 500 ETF 117,947 88,329,329
iShares Core S&P Small-Cap
ETF 243,681 36,140,329
Total Equity Funds
(cost $131,726,605) 160,298,810
Fixed Income Funds 5.0%
iShares Core International
Aggregate Bond ETF 1,021,239 51,674,693
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 366,920 35,385,765
Total Fixed Income Funds
(cost $87,877,553) 87,060,458
Total Exchange Traded Funds
(cost $219,604,158) 247,359,268
Total Investments
(cost $1,524,445,948) — 100.0% 1,734,267,706
Liabilities in excess of other assets — 0.0%
†
(648,411)
NET ASSETS — 100.0% $ 1,733,619,295
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $16,916,251, which was collateralized
by $17,648,511 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% - 5.25%, and
maturity dates ranging from 11/30/2026 - 8/15/2053.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Conservative Fund - June 30, 2026 (Unaudited) - Statement of Investments - 5
Investment Companies 80 .3%
Shares Value ($)
Alternative Assets 2.5%
Nationwide Strategic Income
Fund, Class R6(a) 1,162,228 11,808,237
Total Alternative Assets
(cost $11,852,970) 11,808,237
Equity Funds 32.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,570,293 35,495,746
Nationwide International Equity
Portfolio, Class R6(a) 1,808,536 26,784,411
Nationwide Large Cap Equity
Portfolio, Class R6(a) 2,975,192 34,750,241
NVIT Emerging Markets Fund,
Class Y(a) 407,459 7,688,754
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 800,429 11,246,029
NVIT GS International Equity
Insights Fund, Class Y(a) 820,122 12,851,314
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 959,324 23,772,060
Total Equity Funds
(cost $120,044,030) 152,588,555
Fixed Income Funds 45.4%
Nationwide Bond Portfolio, Class
R6(a) 6,885,750 59,561,740
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,594,332 14,205,497
NVIT Bond Index Fund, Class
Y(a) 6,547,442 59,647,194
NVIT Loomis Core Bond Fund,
Class Y(a) 4,715,954 44,094,169
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,646,553 36,356,136
Total Fixed Income Funds
(cost $215,762,716) 213,864,736
Total Investment Companies
(cost $347,659,716) 378,261,528
Exchange Traded Funds 19 .8%
Equity Funds 9.8%
iShares Core MSCI EAFE ETF 148,848 14,375,740
iShares Core S&P 500 ETF 31,652 23,703,866
iShares Core S&P Small-Cap
ETF 53,885 7,991,685
Total Equity Funds
(cost $38,206,999) 46,071,291
Fixed Income Funds 10.0%
iShares Core International
Aggregate Bond ETF 561,423 28,408,004
iShares J.P. Morgan USD
Emerging Markets Bond ETF 195,874 18,890,088
Total Fixed Income Funds
(cost $47,739,082) 47,298,092
Total Exchange Traded Funds
(cost $85,946,081) 93,369,383
Total Investments
(cost $433,605,797) — 100.1% 471,630,911
Liabilities in excess of other assets — (0.1)% (343,829)
NET ASSETS — 100.0% $ 471,287,082
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Investor Destinations Conservative Fund
Investment Companies 76 .7%
Shares Value ($)
Alternative Assets 3.0%
Nationwide Strategic Income
Fund, Class R6(a) 1,205,011 12,242,916
Total Alternative Assets
(cost $12,288,943) 12,242,916
Equity Funds 16.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,308,040 18,064,038
Nationwide International Equity
Portfolio, Class R6(a) 804,307 11,911,787
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,182,139 13,807,379
NVIT Emerging Markets Fund,
Class Y(a) 129,047 2,435,118
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 347,689 4,885,023
NVIT GS International Equity
Insights Fund, Class Y(a) 363,886 5,702,089
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 486,085 12,045,178
Total Equity Funds
(cost $54,487,846) 68,850,612
Fixed Income Funds 56.9%
Nationwide Bond Portfolio, Class
R6(a) 7,224,062 62,488,140
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,290,602 20,409,268
NVIT Bond Index Fund, Class
Y(a) 4,980,309 45,370,618
NVIT Loomis Core Bond Fund,
Class Y(a) 5,468,549 51,130,929
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,325,164 53,091,887
Total Fixed Income Funds
(cost $233,419,077) 232,490,842
Total Investment Companies
(cost $300,195,866) 313,584,370
Exchange Traded Funds 23 .2%
Shares Value ($)
Equity Funds 8.2%
iShares Core MSCI EAFE ETF 121,765 11,760,064
iShares Core S&P 500 ETF 27,381 20,505,357
iShares Core S&P Small-Cap
ETF 9,231 1,369,050
Total Equity Funds
(cost $29,948,541) 33,634,471
Fixed Income Funds 15.0%
iShares Core International
Aggregate Bond ETF 644,723 32,622,984
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 294,524 28,403,894
Total Fixed Income Funds
(cost $61,485,573) 61,026,878
Total Exchange Traded Funds
(cost $91,434,114) 94,661,349
Total Investments
(cost $391,629,980) — 99.9% 408,245,719
Other assets in excess of liabilities — 0.1% 339,334
NET ASSETS — 100.0% $ 408,585,053
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $28,460,987, which was collateralized
by $29,692,988 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% - 5.25%, and
maturity dates ranging from 11/30/2026 - 8/15/2053.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Balanced Fund - June 30, 2026 (Unaudited) - Statement of Investments - 7
Investment Companies 81 .1%
Shares Value ($)
Alternative Assets 2.0%
Nationwide Strategic Income
Fund, Class R6(a) 2,016,138 20,483,961
Total Alternative Assets
(cost $20,561,565) 20,483,961
Equity Funds 44.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 8,568,180 118,326,564
Nationwide International Equity
Portfolio, Class R6(a) 4,249,988 62,942,328
Nationwide Large Cap Equity
Portfolio, Class R6(a) 9,272,529 108,303,140
NVIT Emerging Markets Fund,
Class Y(a) 1,326,762 25,035,993
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,779,403 25,000,618
NVIT GS International Equity
Insights Fund, Class Y(a) 1,992,331 31,219,822
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 3,209,603 79,533,955
Total Equity Funds
(cost $356,442,845) 450,362,420
Fixed Income Funds 35.1%
Nationwide Bond Portfolio, Class
R6(a) 11,533,847 99,767,773
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 475,041 4,232,618
NVIT Bond Index Fund, Class
Y(a) 12,540,496 114,243,914
NVIT Loomis Core Bond Fund,
Class Y(a) 8,518,980 79,652,459
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,078,314 60,600,788
Total Fixed Income Funds
(cost $361,565,284) 358,497,552
Total Investment Companies
(cost $738,569,694) 829,343,933
Exchange Traded Funds 18 .9%
Shares Value ($)
Equity Funds 8.9%
iShares Core MSCI EAFE ETF 216,599 20,919,131
iShares Core S&P 500 ETF 69,273 51,877,857
iShares Core S&P Small-Cap
ETF 128,583 19,070,145
Total Equity Funds
(cost $75,426,317) 91,867,133
Fixed Income Funds 10.0%
iShares Core International
Aggregate Bond ETF 1,208,097 61,129,708
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 424,905 40,977,839
Total Fixed Income Funds
(cost $103,059,036) 102,107,547
Total Exchange Traded Funds
(cost $178,485,353) 193,974,680
Total Investments
(cost $917,055,047) — 100.0% 1,023,318,613
Liabilities in excess of other assets — 0.0%
†
(373,357)
NET ASSETS — 100.0% $ 1,022,945,256
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of June
30, 2026. The total value of securities on loan as of June 30,
2026 was $686,074, which was collateralized by $715,773
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.13% - 5.25%, and maturity dates
ranging from 11/30/2026 - 8/15/2053.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
Investment Companies 85 .4%
Shares Value ($)
Alternative Assets 1.0%
Nationwide Strategic Income
Fund, Class R6(a) 1,434,538 14,574,910
Total Alternative Assets
(cost $14,647,857) 14,574,910
Equity Funds 60.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 16,351,860 225,819,185
Nationwide International Equity
Portfolio, Class R6(a) 8,749,918 129,586,282
Nationwide Large Cap Equity
Portfolio, Class R6(a) 18,585,583 217,079,606
NVIT Emerging Markets Fund,
Class Y(a) 2,323,867 43,851,375
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,104,330 43,615,834
NVIT GS International Equity
Insights Fund, Class Y(a) 4,036,620 63,253,838
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 6,116,019 151,554,954
Total Equity Funds
(cost $710,912,996) 874,761,074
Fixed Income Funds 23.8%
Nationwide Bond Portfolio, Class
R6(a) 10,905,015 94,328,377
NVIT Bond Index Fund, Class
Y(a) 14,042,330 127,925,627
NVIT Loomis Core Bond Fund,
Class Y(a) 8,233,216 76,980,572
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,393,704 43,805,232
Total Fixed Income Funds
(cost $350,411,546) 343,039,808
Total Investment Companies
(cost $1,075,972,399) 1,232,375,792
Exchange Traded Funds 14 .6%
Equity Funds 10.1%
iShares Core MSCI EAFE ETF 310,246 29,963,559
iShares Core S&P 500 ETF 98,250 73,578,442
iShares Core S&P Small-Cap
ETF(b) 281,367 41,729,540
Total Equity Funds
(cost $121,111,966) 145,271,541
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 4.5%
iShares Core International
Aggregate Bond ETF(b) 856,538 43,340,823
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 229,080 22,092,475
Total Fixed Income Funds
(cost $66,156,244) 65,433,298
Total Exchange Traded Funds
(cost $187,268,210) 210,704,839
Repurchase Agreement 0 .0%
†
Principal
Amount ($)
CF Secured, LLC, 3.63%,
dated 6/30/2026, due
7/1/2026, repurchase price
$51,755, collateralized by
U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
7.50%, maturing 10/13/2026
- 11/20/2075; total market
value $52,790.(c)(d) 51,750 51,750
Total Repurchase Agreement
(cost $51,750) 51,750
Total Investments
(cost $1,263,292,359) — 100.0% 1,443,132,381
Liabilities in excess of other assets — 0.0%
†
(488,739)
NET ASSETS — 100.0% $ 1,442,643,642
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $20,487,369, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $51,750 and by $21,323,090 of collateral in the form of U.S. Government Treasury Securities, interest rates
ranging from 0.13% - 5.25%, and maturity dates ranging from
11/30/2026 - 8/15/2053, a total value of $21,374,840.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $51,750.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth & Income Fund - June 30, 2026 (Unaudited) - Statement of Investments - 9
Investment Companies 77 .3%
Shares Value ($)
Alternative Assets 1.8%
Nationwide Strategic Income
Fund, Class R6(a) 666,477 6,771,403
Total Alternative Assets
(cost $6,797,011) 6,771,403
Equity Funds 44.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,028,609 41,825,097
Nationwide International Equity
Portfolio, Class R6(a) 1,647,531 24,399,938
Nationwide Large Cap Equity
Portfolio, Class R6(a) 3,226,615 37,686,866
NVIT Emerging Markets Fund,
Class Y(a) 562,871 10,621,370
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 765,823 10,759,817
NVIT GS International Equity
Insights Fund, Class Y(a) 769,417 12,056,765
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,129,464 27,988,114
Total Equity Funds
(cost $130,487,192) 165,337,967
Fixed Income Funds 31.5%
Nationwide Bond Portfolio, Class
R6(a) 3,804,697 32,910,632
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 148,753 1,325,394
NVIT Bond Index Fund, Class
Y(a) 4,126,991 37,596,889
NVIT Loomis Core Bond Fund,
Class Y(a) 2,805,488 26,231,312
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,010,160 20,041,300
Total Fixed Income Funds
(cost $118,424,844) 118,105,527
Total Investment Companies
(cost $255,709,047) 290,214,897
Exchange Traded Funds 19 .0%
Equity Funds 9.5%
iShares Core MSCI EAFE ETF 84,819 8,191,819
iShares Core S&P 500 ETF 25,372 19,000,837
iShares Core S&P Small-Cap
ETF 56,820 8,426,974
Total Equity Funds
(cost $29,218,890) 35,619,630
Fixed Income Funds 9.5%
iShares Core International
Aggregate Bond ETF 421,494 21,327,597
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond ETF 150,795 14,542,670
Total Fixed Income Funds
(cost $36,202,478) 35,870,267
Total Exchange Traded Funds
(cost $65,421,368) 71,489,897
Total Investments
(cost $321,130,415) — 96.3% 361,704,794
Other assets in excess of liabilities — 3.7% 13,966,917
NET ASSETS — 100.0% $ 375,671,711
(a) Investment in affiliate.
ETF Exchange Traded Fund

10 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (43) 9/2026 USD (6,762,395) 43,459
Russell 2000 E-Mini Index (4) 9/2026 USD (609,120) (7,525)
S&P 500 E-Mini Index (38) 9/2026 USD (14,341,675) 73,878
S&P Midcap 400 E-Mini Index (2) 9/2026 USD (777,000) (5,345)
Net contracts 104,467
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Managed Growth Fund - June 30, 2026 (Unaudited) - Statement of Investments - 11
Investment Companies 80 .4%
Shares Value ($)
Alternative Assets 1.3%
Nationwide Strategic Income
Fund, Class R6(a) 1,155,379 11,738,655
Total Alternative Assets
(cost $11,783,065) 11,738,655
Equity Funds 51.2%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 7,611,906 105,120,427
Nationwide International Equity
Portfolio, Class R6(a) 5,374,056 79,589,764
Nationwide Large Cap Equity
Portfolio, Class R6(a) 8,758,957 102,304,612
NVIT Emerging Markets Fund,
Class Y(a) 1,570,203 29,629,729
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,127,053 29,885,098
NVIT GS International Equity
Insights Fund, Class Y(a) 2,547,668 39,921,962
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,872,538 71,181,499
Total Equity Funds
(cost $360,463,454) 457,633,091
Fixed Income Funds 27.9%
Nationwide Bond Portfolio, Class
R6(a) 8,618,539 74,550,365
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 343,864 3,063,825
NVIT Bond Index Fund, Class
Y(a) 8,539,928 77,798,748
NVIT Loomis Core Bond Fund,
Class Y(a) 7,183,776 67,168,307
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,710,627 27,024,948
Total Fixed Income Funds
(cost $251,277,406) 249,606,193
Total Investment Companies
(cost $623,523,925) 718,977,939
Exchange Traded Funds 14 .1%
Equity Funds 9.4%
iShares Core MSCI EAFE ETF 196,735 19,000,666
iShares Core S&P 500 ETF 58,875 44,090,899
iShares Core S&P Small-Cap
ETF(b) 145,116 21,522,154
Total Equity Funds
(cost $69,223,581) 84,613,719
Fixed Income Funds 4.7%
iShares Core International
Aggregate Bond ETF 492,024 24,896,414
Exchange Traded Funds
Shares Value ($)
iShares J.P. Morgan USD
Emerging Markets Bond
ETF(b) 175,697 16,944,219
Total Fixed Income Funds
(cost $42,230,071) 41,840,633
Total Exchange Traded Funds
(cost $111,453,652) 126,454,352
Total Investments
(cost $734,977,577) — 94.5% 845,432,291
Other assets in excess of liabilities — 5.5% 49,383,343
NET ASSETS — 100.0% $ 894,815,634
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $18,472,524, which was collateralized
by $19,176,277 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 5.25%, and
maturity dates ranging from 8/13/2026 - 5/15/2055.
ETF Exchange Traded Fund

12 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 351 9/2026 USD 55,200,015 393,200
Russell 2000 E-Mini Index 28 9/2026 USD 4,263,840 110,256
S&P 500 E-Mini Index 260 9/2026 USD 98,127,250 1,107,192
S&P Midcap 400 E-Mini Index 14 9/2026 USD 5,439,000 101,035
Net contracts 1,711,683
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

14 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 397,585,590
Investment securities of unaffiliated issuers, at value
*
78,707,136
Repurchase agreements, at value 16,630,250
Cash —
Interest and dividends receivable 303
Security lending income receivable 1,474
Receivable for investments sold 146,547
Receivable for capital shares issued 25,713
Reclaims receivable —
Prepaid expenses 2,799
Total Assets 493,099,812
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 186,656
Cash overdraft (Note 2) 64,083
Payable upon return of securities loaned (Note 2) 16,630,250
Accrued expenses and other payables:
Investment advisory fees 50,489
Fund administration fees 19,597
Distribution fees 97,202
Administrative servicing fees 55,494
Accounting and transfer agent fees 680
Trustee fees 449
Custodian fees 1,403
Compliance program costs (Note 3) 477
Professional fees 16,498
Printing fees 9,403
Other —
Total Liabilities 17,132,681
Net Assets $ 475,967,131
* Includes value of securities on loan (Note 2) 18,093,820
Cost of investment securities of affiliated issuers 321,391,688
Cost of investment securities of unaffiliated issuers 64,329,203
Cost of repurchase agreements 16,630,250
Represented by:
Capital $ 330,007,059
Total distributable earnings (loss) 145,960,072
Net Assets $ 475,967,131

Investor Destinations Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 15
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 949,766,980 $ 1,486,908,438 $ 378,261,528 $ 313,584,370 $ 829,343,933
136,791,085 247,359,268 93,369,383 94,661,349 193,974,680
— — — — —
— 204,714 — 50,385 —
293 571 1,872 473 369
2,954 10,989 3,011 9,317 9,016
341,794 1,015,323 312,547 167,448 1,046,920
151,080 52,448 30,004 2,217,433 3,010
— 1,141 — — —
4,654 6,320 1,595 1,414 3,706
1,087,058,840 1,735,559,212 471,979,940 410,692,189 1,024,381,634
102,307 — — 1,866,841 —
36,538 1,045,311 187,966 8,094 598,000
247,776 — 238,336 — 313,805
— — — — —
115,792 185,482 50,350 43,748 109,811
30,651 42,509 19,617 18,480 29,690
222,681 356,703 97,016 84,131 211,179
139,324 242,336 63,621 52,077 127,606
1,491 2,593 817 719 1,571
1,109 2,168 681 654 1,414
3,393 5,260 1,177 964 3,189
1,114 1,824 504 445 1,094
19,620 23,757 17,128 16,792 20,235
15,775 28,655 13,505 11,464 15,457
— 3,319 2,140 2,727 3,327
937,571 1,939,917 692,858 2,107,136 1,436,378
$ 1,086,121,269 $ 1,733,619,295 $ 471,287,082 $ 408,585,053 $ 1,022,945,256
— 16,916,251 — 28,460,987 686,074
799,948,420 1,304,841,790 347,659,716 300,195,866 738,569,694
112,436,135 219,604,158 85,946,081 91,434,114 178,485,353
— — — — —
$ 792,171,397 $ 1,417,289,860 $ 428,574,032 $ 413,769,901 $ 872,725,522
293,949,872 316,329,435 42,713,050 (5,184,848) 150,219,734
$ 1,086,121,269 $ 1,733,619,295 $ 471,287,082 $ 408,585,053 $ 1,022,945,256

16 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Net Assets:
Class II Shares $ 399,812,094
Class P Shares 76,155,037
Total $ 475,967,131
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 26,658,815
Class P Shares 5,088,365
Total 31,747,180
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 15 .00
Class P Shares $ 14 .97

Investor Destinations Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 17
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 928,520,392 $ 1,672,086,739 $ 467,714,672 $ 403,826,146 $ 1,010,641,707
157,600,877 61,532,556 3,572,410 4,758,907 12,303,549
$ 1,086,121,269 $ 1,733,619,295 $ 471,287,082 $ 408,585,053 $ 1,022,945,256
72,132,942 145,298,365 40,916,937 36,886,347 59,986,280
12,317,253 5,350,973 312,890 433,432 727,350
84,450,195 150,649,338 41,229,827 37,319,779 60,713,630
$ 12 .87 $ 11 .51 $ 11 .43 $ 10 .95 $ 16 .85
$ 12 .80 $ 11 .50 $ 11 .42 $ 10 .98 $ 16 .92

18 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,232,375,792
Investment securities of unaffiliated issuers, at value
*
210,704,839
Repurchase agreements, at value 51,750
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable 426
Security lending income receivable 13,107
Receivable for investments sold 568,984
Receivable for capital shares issued 1,378
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) 73,402
Prepaid expenses 5,937
Total Assets 1,443,795,615
Liabilities:
Payable for capital shares redeemed 332,857
Payable for variation margin on futures contracts —
Cash overdraft (Note 2) 76,976
Payable upon return of securities loaned (Note 2) 51,750
Accrued expenses and other payables:
Investment advisory fees 154,643
Fund administration fees 37,095
Distribution fees 297,568
Administrative servicing fees 176,013
Accounting and transfer agent fees 1,116
Trustee fees 1,439
Custodian fees 1,734
Compliance program costs (Note 3) 1,346
Professional fees 19,422
Printing fees 12
Other 2
Total Liabilities 1,151,973
Commitments and contingencies (Note 3) —
Net Assets $ 1,442,643,642
* Includes value of securities on loan (Note 2) 20,487,369
Cost of investment securities of affiliated issuers 1,075,972,399
Cost of investment securities of unaffiliated issuers 187,268,210
Cost of repurchase agreements 51,750
Represented by:
Capital $ 1,155,115,960
Total distributable earnings (loss) 287,527,682
Net Assets $ 1,442,643,642

Investor Destinations Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 19
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 290,214,897 $ 718,977,939
71,489,897 126,454,352
— —
12,901,518 39,405,993
1,416,159 9,466,687
25,395 78,851
3,446 6,516
469,789 546,092
5,483 36
— 881,162
15,332 21,962
1,480 3,452
376,543,396 895,843,042
530,497 557,735
123,540 —
— —
— —
46,410 110,524
17,882 27,304
76,700 182,432
46,218 108,616
591 1,332
585 1,163
1,297 3,523
405 949
16,570 19,589
10,396 12,118
594 2,123
871,685 1,027,408
— —
$ 375,671,711 $ 894,815,634
— 18,472,524
255,709,047 623,523,925
65,421,368 111,453,652
— —
$ 343,140,728 $ 781,123,496
32,530,983 113,692,138
$ 375,671,711 $ 894,815,634

20 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ —
Class II Shares 1,422,329,904
Class P Shares 20,313,738
Total $ 1,442,643,642
Shares Outstanding (unlimited number of shares authorized):
Class I Shares —
Class II Shares 84,030,594
Class P Shares 1,200,668
Total 85,231,262
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ —
Class II Shares $ 16 .93
Class P Shares $ 16 .92

Investor Destinations Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 21
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 3,477,078 $ 8,670,876
372,194,633 886,144,758
— —
$ 375,671,711 $ 894,815,634
270,856 651,580
29,431,687 67,629,718
— —
29,702,543 68,281,298
$ 12 .84 $ 13 .31
$ 12 .65 $ 13 .10
$ — $ —

22 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from unaffiliated issuers $ 750,617
Dividend income from affiliated issuers 252,796
Income from securities lending (net of fees) (Note 2) 26,961
Interest income (unaffiliated) 951
Total Income 1,031,325
EXPENSES:
Investment advisory fees 294,648
Fund administration fees 71,068
Distribution fees Class II Shares 477,573
Distribution fees Class P Shares 89,064
Administrative servicing fees Class II Shares 286,545
Professional fees 13,949
Printing fees 2,366
Trustee fees 7,119
Custodian fees 2,578
Accounting and transfer agent fees 1,388
Compliance program costs (Note 3) 928
Other 3,192
Total Expenses 1,250,418
NET INVESTMENT INCOME/(LOSS) (219,093)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 7,522,432
Transactions in investment securities of unaffiliated issuers 202,984
Net realized gains (losses) 7,725,416
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 31,311,991
Investment securities of unaffiliated issuers 9,423,514
Net change in unrealized appreciation/depreciation 40,735,505
Net realized/unrealized gains (losses) 48,460,921
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 48,241,828

Investor Destinations Funds - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 23
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 1,550,373 $ 3,358,785 $ 1,278,714 $ 1,401,594 $ 2,626,584
476,430 1,552,133 791,550 920,591 1,019,000
68,775 119,386 39,896 58,571 90,528
838 1,571 2,216 1,154 968
2,096,416 5,031,875 2,112,376 2,381,910 3,737,080
685,017 1,115,917 306,245 268,811 666,706
135,631 206,932 73,006 66,813 132,630
1,131,048 2,072,755 584,595 511,152 1,267,357
186,305 73,263 4,342 5,798 14,781
678,632 1,243,659 350,759 306,692 760,418
22,825 32,799 14,235 13,351 22,453
5,401 9,626 2,996 2,611 5,485
16,736 27,485 7,573 6,629 16,482
6,148 10,497 2,800 2,302 6,442
2,985 4,966 1,515 1,353 2,949
2,171 3,564 983 862 2,138
8,086 13,969 3,989 3,466 8,566
2,880,985 4,815,432 1,353,038 1,189,840 2,906,407
(784,569) 216,443 759,338 1,192,070 830,673
17,263,687 26,678,198 4,919,529 1,996,107 13,884,647
843,699 2,157,278 639,012 303,764 1,421,307
18,107,386 28,835,476 5,558,541 2,299,871 15,305,954
62,775,217 69,421,385 12,651,971 6,520,824 33,341,325
15,139,584 12,909,046 3,666,825 1,507,307 7,552,305
77,914,801 82,330,431 16,318,796 8,028,131 40,893,630
96,022,187 111,165,907 21,877,337 10,328,002 56,199,584
$ 95,237,618 $ 111,382,350 $ 22,636,675 $ 11,520,072 $ 57,030,257

24 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from unaffiliated issuers $ 2,709,055
Dividend income from affiliated issuers 1,101,766
Income from securities lending (net of fees) (Note 2) 113,370
Interest income (unaffiliated) 970
Total Income 3,925,161
EXPENSES:
Investment advisory fees 934,117
Fund administration fees 176,726
Distribution fees Class II Shares 1,772,440
Distribution fees Class P Shares 23,957
Administrative servicing fees Class I Shares —
Administrative servicing fees Class II Shares 1,063,469
Professional fees 28,533
Printing fees 10,954
Trustee fees 22,690
Custodian fees 7,041
Accounting and transfer agent fees 3,334
Compliance program costs (Note 3) 3,034
Other 9,912
Total expenses before expenses reimbursed 4,056,207
Expenses reimbursed by adviser (Note 3) (424,981)
Net Expenses 3,631,226
NET INVESTMENT INCOME 293,935
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 12,679,040
Transactions in investment securities of unaffiliated issuers 1,255,313
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) 13,934,353
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 74,997,326
Investment securities of unaffiliated issuers 13,807,554
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 88,804,880
Net realized/unrealized gains (losses) 102,739,233
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 103,033,168

Investor Destinations Funds - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 25
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 952,226 $ 1,694,143
348,499 727,665
36,724 68,875
209,439 638,789
1,546,888 3,129,472
285,529 669,596
63,276 118,336
471,700 1,105,572
— —
2,507 6,249
283,021 663,347
12,865 20,319
2,648 5,104
6,091 14,337
2,235 5,263
1,137 2,516
794 1,859
2,952 7,535
1,134,755 2,620,033
(91,579) (129,582)
1,043,176 2,490,451
503,712 639,021
3,291,488 9,711,614
135,077 286,601
(3,575,251) (2,460,498)
(148,686) 7,537,717
13,763,988 38,186,838
3,219,747 7,516,004
183,983 1,770,665
17,167,718 47,473,507
17,019,032 55,011,224
$ 17,522,744 $ 55,650,245

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income/(loss) $ (219,093) $ 9,846,623
Net realized gains 7,725,416 44,581,046
Net change in unrealized appreciation/depreciation 40,735,505 19,691,985
Change in net assets resulting from operations 48,241,828 74,119,654
Distributions to Shareholders From:
Distributable earnings:
Class II — (5,789,498)
Class P — (995,533)
Change in net assets from shareholder distributions — (6,785,031)
Change in net assets from capital transactions (17,863,432) (13,156,332)
Change in net assets 30,378,396 54,178,291
Net Assets:
Beginning of period 445,588,735 391,410,444
End of period $ 475,967,131 $ 445,588,735
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 10,784,106 $ 25,615,443
Dividends reinvested — 5,789,498
Cost of shares redeemed (28,945,680) (47,199,731)
Total Class II Shares (18,161,574) (15,794,790)
Class P Shares
Proceeds from shares issued 1,540,085 5,035,398
Dividends reinvested — 995,533
Cost of shares redeemed (1,241,943) (3,392,473)
Total Class P Shares 298,142 2,638,458
Change in net assets from capital transactions $ (17,863,432) $ (13,156,332)
SHARE TRANSACTIONS:
Class II Shares
Issued 760,590 2,118,905
Reinvested — 448,451
Redeemed (2,047,313) (3,809,218)
Total Class II Shares (1,286,723) (1,241,862)
Class P Shares
Issued 109,660 405,059
Reinvested — 77,353
Redeemed (87,319) (282,950)
Total Class P Shares 22,341 199,462
Total change in shares (1,264,382) (1,042,400)

Investor Destinations Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 27
NVIT Investor Destinations Moderately
Aggressive Fund NVIT Investor Destinations Moderate Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ (784,569) $ 28,067,641 $ 216,443 $ 47,599,843
18,107,386 99,755,558 28,835,476 74,623,521
77,914,801 34,414,217 82,330,431 112,274,427
95,237,618 162,237,416 111,382,350 234,497,791
— (8,170,040) — —
— (1,283,563) — —
— (9,453,603) — —
(57,262,830) (89,723,033) (126,113,519) (241,018,410)
37,974,788 63,060,780 (14,731,169) (6,520,619)
1,048,146,481 985,085,701 1,748,350,464 1,754,871,083
$ 1,086,121,269 $ 1,048,146,481 $ 1,733,619,295 $ 1,748,350,464
$ 8,343,064 $ 17,997,593 $ 7,065,524 $ 22,411,687
— 8,170,040 — —
(63,951,131) (118,339,139) (133,447,332) (263,257,041)
(55,608,067) (92,171,506) (126,381,808) (240,845,354)
1,888,684 4,862,428 1,567,559 3,451,497
— 1,283,563 — —
(3,543,447) (3,697,518) (1,299,270) (3,624,553)
(1,654,763) 2,448,473 268,289 (173,056)
$ (57,262,830) $ (89,723,033) $ (126,113,519) $ (241,018,410)
689,812 1,721,253 644,749 2,288,770
— 723,012 — —
(5,199,910) (10,973,854) (12,030,465) (26,332,646)
(4,510,098) (8,529,589) (11,385,716) (24,043,876)
153,458 454,068 140,547 349,586
— 114,400 — —
(292,355) (339,092) (116,930) (371,638)
(138,897) 229,376 23,617 (22,052)
(4,648,995) (8,300,213) (11,362,099) (24,065,928)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Moderately
Conservative Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 759,338 $ 15,051,589
Net realized gains (losses) 5,558,541 (110,757)
Net change in unrealized appreciation/depreciation 16,318,796 39,227,262
Change in net assets resulting from operations 22,636,675 54,168,094
Change in net assets from capital transactions (37,340,839) (70,786,961)
Change in net assets (14,704,164) (16,618,867)
Net Assets:
Beginning of period 485,991,246 502,610,113
End of period $ 471,287,082 $ 485,991,246
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 7,939,547 $ 15,801,786
Dividends reinvested — —
Cost of shares redeemed (45,122,965) (86,637,345)
Total Class II Shares (37,183,418) (70,835,559)
Class P Shares
Proceeds from shares issued 97,855 378,045
Dividends reinvested — —
Cost of shares redeemed (255,276) (329,447)
Total Class P Shares (157,421) 48,598
Change in net assets from capital transactions $ (37,340,839) $ (70,786,961)
SHARE TRANSACTIONS:
Class II Shares
Issued 713,688 1,572,763
Reinvested — —
Redeemed (4,058,443) (8,460,630)
Total Class II Shares (3,344,755) (6,887,867)
Class P Shares
Issued 8,664 36,565
Reinvested — —
Redeemed (22,941) (31,908)
Total Class P Shares (14,277) 4,657
Total change in shares (3,359,032) (6,883,210)

Investor Destinations Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 29
NVIT Investor Destinations Conservative
Fund NVIT Investor Destinations Balanced Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 1,192,070 $ 14,338,870 $ 830,673 $ 28,627,944
2,299,871 (14,004,821) 15,305,954 18,821,327
8,028,131 36,169,217 40,893,630 82,112,739
11,520,072 36,503,266 57,030,257 129,562,010
(27,544,989) (55,881,478) (84,986,527) (171,770,573)
(16,024,917) (19,378,212) (27,956,270) (42,208,563)
424,609,970 443,988,182 1,050,901,526 1,093,110,089
$ 408,585,053 $ 424,609,970 $ 1,022,945,256 $ 1,050,901,526
$ 30,082,790 $ 45,828,039 $ 2,175,899 $ 4,353,833
— — — —
(57,655,523) (101,667,717) (87,201,608) (175,539,855)
(27,572,733) (55,839,678) (85,025,709) (171,186,022)
112,917 220,661 322,837 914,868
— — — —
(85,173) (262,461) (283,655) (1,499,419)
27,744 (41,800) 39,182 (584,551)
$ (27,544,989) $ (55,881,478) $ (84,986,527) $ (171,770,573)
2,787,374 4,485,449 133,302 290,629
— — — —
(5,347,766) (9,990,630) (5,343,875) (11,801,065)
(2,560,392) (5,505,181) (5,210,573) (11,510,436)
10,432 21,745 19,519 60,780
— — — —
(7,871) (25,814) (17,041) (101,451)
2,561 (4,069) 2,478 (40,671)
(2,557,831) (5,509,250) (5,208,095) (11,551,107)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 293,935 $ 34,560,822
Net realized gains (losses) 13,934,353 63,951,117
Net change in unrealized appreciation/depreciation 88,804,880 60,102,725
Change in net assets resulting from operations 103,033,168 158,614,664
Distributions to Shareholders From:
Distributable earnings:
Class II — (14,915,881)
Class P — (256,062)
Change in net assets from shareholder distributions — (15,171,943)
Change in net assets from capital transactions (124,723,913) 268,846,693
Change in net assets (21,690,745) 412,289,414
Net Assets:
Beginning of period 1,464,334,387 1,052,044,973
End of period $ 1,442,643,642 $ 1,464,334,387
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 1,852,878 425,363,359
Dividends reinvested — 14,915,881
Cost of shares redeemed (126,890,053) (171,869,584)
Total Class II Shares (125,037,175) 268,409,656
Class P Shares
Proceeds from shares issued 653,487 2,542,865
Dividends reinvested — 256,062
Cost of shares redeemed (340,225) (2,361,890)
Total Class P Shares 313,262 437,037
Change in net assets from capital transactions $ (124,723,913) $ 268,846,693

Investor Destinations Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 31
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 503,712 $ 10,709,672 $ 639,021 $ 24,886,650
(148,686) 377,880 7,537,717 13,288,991
17,167,718 24,172,254 47,473,507 54,363,354
17,522,744 35,259,806 55,650,245 92,538,995
— — — —
— — — —
— — — —
(32,226,270) (48,831,593) (70,868,961) (158,474,590)
(14,703,526) (13,571,787) (15,218,716) (65,935,595)
390,375,237 403,947,024 910,034,350 975,969,945
$ 375,671,711 $ 390,375,237 $ 894,815,634 $ 910,034,350
$ 130,077 $ 450,122 $ 109,676 $ 748,978
— — — —
(58,203) (148,183) (201,598) (740,404)
71,874 301,939 (91,922) 8,574
1,307,907 6,971,115 1,070,787 4,778,217
— — — —
(33,606,051) (56,104,647) (71,847,826) (163,261,381)
(32,298,144) (49,133,532) (70,777,039) (158,483,164)
— — — —
— — — —
— — — —
— — — —
$ (32,226,270) $ (48,831,593) $ (70,868,961) $ (158,474,590)

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 113,959 27,476,826
Reinvested — 980,663
Redeemed (7,799,302) (11,693,690)
Total Class II Shares (7,685,343) 16,763,799
Class P Shares
Issued 40,467 175,644
Reinvested — 16,857
Redeemed (20,958) (163,887)
Total Class P Shares 19,509 28,614
Total change in shares (7,665,834) 16,792,413

Investor Destinations Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 33
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
10,384 39,124 8,604 64,329
— — — —
(4,640) (12,856) (15,773) (63,525)
5,744 26,268 (7,169) 804
106,045 611,503 84,624 405,541
— — — —
(2,719,915) (4,929,922) (5,666,312) (14,191,975)
(2,613,870) (4,318,419) (5,581,688) (13,786,434)
— — — —
— — — —
— — — —
— — — —
(2,608,126) (4,292,151) (5,588,857) (13,785,630)

34 - Financial Highlights - June 30, 2026 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2026 (Unaudited) $ 13.50 $ (0.01) $ 1.51 $ 1.50 $ — $ — $ — $ 15.00 11.11% $ 399,812 0.57% (0.12)% 0.57% 13.75%
12/31/2025 11.50 0.29 1.92 2.21 — (0.21) (0.21) 13.50 19.26% 377,370 0.58% 2.34% 0.58% 58.61%
12/31/2024 10.21 0.12 1.17 1.29 — — — 11.50 12.63% 335,678 0.58% 1.05% 0.58% 65.50%
12/31/2023 8.65 0.07 1.60 1.67 — (0.11) (0.11) 10.21 19.38% 322,138 0.58% 0.71% 0.58% 32.02%
12/31/2022 14.81 0.08 (2.87) (2.79) — (3.37) (3.37) 8.65 (18.89)% 284,010 0.59% 0.67% 0.59% 21.13%
12/31/2021 13.05 0.43 1.59 2.02 (0.02) (0.24) (0.26) 14.81 15.50% 358,122 0.58% 2.99% 0.58% 61.15%
Class P Shares
6/30/2026 (Unaudited) 13.47 — 1.50 1.50 — — — 14.97 11.14% 76,155 0.43% 0.03% 0.43% 13.75%
12/31/2025 11.45 0.32 1.91 2.23 — (0.21) (0.21) 13.47 19.52% 68,219 0.43% 2.60% 0.43% 58.61%
12/31/2024 10.15 0.14 1.16 1.30 — — — 11.45 12.81% 55,732 0.43% 1.25% 0.43% 65.50%
12/31/2023 8.59 0.09 1.58 1.67 — (0.11) (0.11) 10.15 19.52% 48,034 0.43% 0.92% 0.43% 32.02%
12/31/2022 14.72 0.10 (2.86) (2.76) — (3.37) (3.37) 8.59 (18.77)% 37,279 0.44% 0.86% 0.44% 21.13%
12/31/2021 12.96 0.45 1.58 2.03 (0.03) (0.24) (0.27) 14.72 15.74% 40,988 0.43% 3.18% 0.43% 61.15%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - June 30, 2026 (Unaudited) - Financial Highlights - 35
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2026 (Unaudited) $ 11.77 $ (0.01) $ 1.11 $ 1.10 $ — $ — $ — $ 12.87 9.35% $ 928,520 0.57% (0.17)% 0.57% 10.18%
12/31/2025 10.12 0.30 1.45 1.75 — (0.10) (0.10) 11.77 17.38% 902,466 0.57% 2.76% 0.57% 59.75%
12/31/2024 9.10 0.13 0.89 1.02 — — — 10.12 11.21% 862,310 0.57% 1.32% 0.57% 59.00%
12/31/2023 7.80 0.08 1.31 1.39 — (0.09) (0.09) 9.10 17.93% 879,263 0.57% 0.90% 0.57% 26.42%
12/31/2022 14.70 0.08 (2.75) (2.67) — (4.23) (4.23) 7.80 (18.28)% 827,408 0.57% 0.77% 0.57% 16.14%
12/31/2021 13.15 0.40 1.39 1.79 (0.02) (0.22) (0.24) 14.70 13.63% 1,099,938 0.57% 2.85% 0.57% 59.87%
Class P Shares
6/30/2026 (Unaudited) 11.70 — 1.10 1.10 — — — 12.80 9.40%(g) 157,601 0.42% (0.02)% 0.42% 10.18%
12/31/2025 10.04 0.33 1.43 1.76 — (0.10) (0.10) 11.70 17.62% 145,681 0.42% 3.05% 0.42% 59.75%
12/31/2024 9.01 0.15 0.88 1.03 — — — 10.04 11.43% 122,776 0.42% 1.55% 0.42% 59.00%
12/31/2023 7.71 0.09 1.30 1.39 — (0.09) (0.09) 9.01 18.14% 108,393 0.42% 1.12% 0.42% 26.42%
12/31/2022 14.58 0.11 (2.75) (2.64) — (4.23) (4.23) 7.71 (18.23)% 88,712 0.42% 0.98% 0.42% 16.14%
12/31/2021 13.04 0.44 1.36 1.80 (0.04) (0.22) (0.26) 14.58 13.84% 104,200 0.42% 3.14% 0.42% 59.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

36 - Financial Highlights - June 30, 2026 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2026 (Unaudited) $ 10.79 $ — $ 0.72 $ 0.72 $ — $ — $ — $ 11.51 6.67% $ 1,672,087 0.57% 0.02% 0.57% 6.57%
12/31/2025 9.43 0.27 1.09 1.36 — — — 10.79 14.42% 1,690,943 0.57% 2.73% 0.57% 58.67%
12/31/2024 8.65 0.16 0.62 0.78 — — — 9.43 9.02% 1,704,568 0.57% 1.78% 0.57% 51.63%
12/31/2023 7.54 0.11 1.00 1.11 — — — 8.65 14.72% 1,816,480 0.57% 1.31% 0.57% 18.91%
12/31/2022 13.14 0.10 (2.26) (2.16) — (3.44) (3.44) 7.54 (16.55)% 1,802,235 0.57% 1.01% 0.57% 12.51%
12/31/2021 12.07 0.33 0.91 1.24 (0.02) (0.15) (0.17) 13.14 10.31% 2,427,562 0.57% 2.61% 0.57% 50.07%
Class P Shares
6/30/2026 (Unaudited) 10.78 0.01 0.71 0.72 — — — 11.50 6.68% 61,533 0.42% 0.18% 0.42% 6.57%
12/31/2025 9.40 0.30 1.08 1.38 — — — 10.78 14.68% 57,407 0.42% 3.04% 0.42% 58.67%
12/31/2024 8.61 0.18 0.61 0.79 — — — 9.40 9.18% 50,303 0.42% 2.02% 0.42% 51.63%
12/31/2023 7.49 0.12 1.00 1.12 — — — 8.61 14.95% 45,615 0.42% 1.56% 0.42% 18.91%
12/31/2022 13.07 0.12 (2.26) (2.14) — (3.44) (3.44) 7.49 (16.49)% 39,031 0.42% 1.22% 0.42% 12.51%
12/31/2021 12.02 0.39 0.86 1.25 (0.05) (0.15) (0.20) 13.07 10.44% 45,364 0.42% 3.08% 0.42% 50.07%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - June 30, 2026 (Unaudited) - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2026 (Unaudited) $ 10.90 $ 0.02 $ 0.51 $ 0.53 $ — $ — $ — $ 11.43 4.86% $ 467,715 0.58% 0.32% 0.58% 5.81%
12/31/2025 9.76 0.31 0.83 1.14 — — — 10.90 11.68% 482,432 0.57% 3.05% 0.57% 61.56%
12/31/2024 9.20 0.22 0.34 0.56 — — — 9.76 6.09% 499,472 0.57% 2.32% 0.57% 40.85%
12/31/2023 8.27 0.16 0.77 0.93 — — — 9.20 11.25% 548,239 0.57% 1.88% 0.57% 14.63%
12/31/2022 11.88 0.14 (1.84) (1.70) — (1.91) (1.91) 8.27 (14.39)% 574,999 0.58% 1.42% 0.58% 13.53%
12/31/2021 11.25 0.26 0.49 0.75 (0.02) (0.10) (0.12) 11.88 6.71% 771,094 0.58% 2.24% 0.58% 34.00%
Class P Shares
6/30/2026 (Unaudited) 10.88 0.03 0.51 0.54 — — — 11.42 4.96% 3,572 0.43% 0.48% 0.43% 5.81%
12/31/2025 9.73 0.35 0.80 1.15 — — — 10.88 11.82% 3,559 0.42% 3.42% 0.42% 61.56%
12/31/2024 9.15 0.25 0.33 0.58 — — — 9.73 6.34% 3,138 0.42% 2.62% 0.42% 40.85%
12/31/2023 8.21 0.18 0.76 0.94 — — — 9.15 11.45% 2,908 0.42% 2.11% 0.42% 14.63%
12/31/2022 11.80 0.17 (1.85) (1.68) — (1.91) (1.91) 8.21 (14.34)% 2,709 0.43% 1.68% 0.43% 13.53%
12/31/2021 11.18 0.28 0.49 0.77 (0.05) (0.10) (0.15) 11.80 6.87% 2,985 0.43% 2.45% 0.43% 34.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

38 - Financial Highlights - June 30, 2026 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2026 (Unaudited) $ 10.65 $ 0.03 $ 0.27 $ 0.30 $ — $ — $ — $ 10.95 2.82% $ 403,826 0.58% 0.57% 0.58% 11.58%
12/31/2025 9.78 0.34 0.53 0.87 — — — 10.65 8.90% 420,012 0.58% 3.31% 0.58% 65.77%
12/31/2024 9.42 0.27 0.09 0.36 — — — 9.78 3.82% 439,731 0.57% 2.85% 0.57% 36.09%
12/31/2023 8.72 0.22 0.48 0.70 — — — 9.42 8.03% 499,205 0.58% 2.44% 0.58% 14.13%
12/31/2022 10.74 0.16 (1.46) (1.30) — (0.72) (0.72) 8.72 (12.19)% 542,037 0.58% 1.69% 0.58% 17.41%
12/31/2021 10.54 0.20 0.09 0.29 (0.02) (0.07) (0.09) 10.74 2.75% 698,366 0.58% 1.86% 0.58% 25.65%
Class P Shares
6/30/2026 (Unaudited) 10.67 0.04 0.27 0.31 — — — 10.98 2.91% 4,759 0.43% 0.73% 0.43% 11.58%
12/31/2025 9.79 0.37 0.51 0.88 — — — 10.67 8.99% 4,598 0.43% 3.60% 0.43% 65.77%
12/31/2024 9.41 0.30 0.08 0.38 — — — 9.79 4.04% 4,257 0.42% 3.10% 0.42% 36.09%
12/31/2023 8.70 0.25 0.46 0.71 — — — 9.41 8.16% 4,184 0.43% 2.79% 0.43% 14.13%
12/31/2022 10.70 0.18 (1.46) (1.28) — (0.72) (0.72) 8.70 (12.04)% 3,506 0.43% 1.84% 0.43% 17.41%
12/31/2021 10.51 0.21 0.09 0.30 (0.04) (0.07) (0.11) 10.70 2.85% 4,493 0.43% 2.02% 0.43% 25.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - June 30, 2026 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2026 (Unaudited) $ 15.94 $ 0.01 $ 0.90 $ 0.91 $ — $ — $ — $ 16.85 5.71% $ 1,010,642 0.57% 0.16% 0.57% 6.20%
12/31/2025 14.11 0.40 1.43 1.83 — — — 15.94 12.97% 1,039,308 0.57% 2.69% 0.57% 58.45%
12/31/2024 13.09 0.28 0.74 1.02 — — — 14.11 7.79% 1,082,290 0.57% 2.02% 0.57% 46.21%
12/31/2023 11.58 0.20 1.31 1.51 — — — 13.09 13.04% 1,201,305 0.57% 1.60% 0.57% 16.90%
12/31/2022 17.34 0.17 (2.75) (2.58) — (3.18) (3.18) 11.58 (14.99)% 1,205,067 0.57% 1.19% 0.57% 13.14%
12/31/2021 16.20 0.38 0.95 1.33 (0.03) (0.16) (0.19) 17.34 8.24% 1,567,915 0.57% 2.26% 0.57% 41.04%
Class P Shares
6/30/2026 (Unaudited) 15.99 0.03 0.90 0.93 — — — 16.92 5.82% 12,304 0.42% 0.32% 0.42% 6.20%
12/31/2025 14.13 0.45 1.41 1.86 — — — 15.99 13.16% 11,593 0.42% 3.00% 0.42% 58.45%
12/31/2024 13.09 0.30 0.74 1.04 — — — 14.13 7.95% 10,820 0.42% 2.21% 0.42% 46.21%
12/31/2023 11.57 0.22 1.30 1.52 — — — 13.09 13.14% 10,977 0.42% 1.82% 0.42% 16.90%
12/31/2022 17.30 0.20 (2.75) (2.55) — (3.18) (3.18) 11.57 (14.84)% 10,818 0.42% 1.41% 0.42% 13.14%
12/31/2021 16.16 0.43 0.93 1.36 (0.06) (0.16) (0.22) 17.30 8.45% 12,255 0.42% 2.51% 0.42% 41.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

40 - Financial Highlights - June 30, 2026 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2026 (Unaudited) $ 15.76 $ — $ 1.17 $ 1.17 $ — $ — $ — $ 16.93 7.42% $ 1,422,330 0.51% 0.04% 0.57% 7.39%
12/31/2025 13.82 0.47 1.69 2.16 — (0.22) (0.22) 15.76 15.70% 1,445,732 0.56% 3.18% 0.57% 50.71%
12/31/2024 12.51 0.20 1.11 1.31 — — — 13.82 10.47% 1,036,149 0.57% 1.48% 0.57% 55.20%
12/31/2023 10.76 0.12 1.64 1.76 — (0.01) (0.01) 12.51 16.38% 1,105,475 0.57% 1.04% 0.57% 19.54%
12/31/2022 20.21 0.13 (3.65) (3.52) — (5.93) (5.93) 10.76 (17.57)% 1,078,510 0.57% 0.89% 0.57% 12.44%
12/31/2021 18.32 0.51 1.71 2.22 (0.03) (0.30) (0.33) 20.21 12.16% 1,467,723 0.57% 2.60% 0.57% 55.36%
Class P Shares
6/30/2026 (Unaudited) 15.75 0.01 1.16 1.17 — — — 16.92 7.43% 20,314 0.42% 0.14% 0.42% 7.39%
12/31/2025 13.79 0.41 1.77 2.18 — (0.22) (0.22) 15.75 15.88% 18,602 0.42% 2.80% 0.42% 50.71%
12/31/2024 12.46 0.22 1.11 1.33 — — — 13.79 10.67% 15,896 0.42% 1.62% 0.42% 55.20%
12/31/2023 10.70 0.14 1.63 1.77 — (0.01) (0.01) 12.46 16.56% 16,271 0.42% 1.25% 0.42% 19.54%
12/31/2022 20.12 0.16 (3.65) (3.49) — (5.93) (5.93) 10.70 (17.50)% 14,549 0.42% 1.09% 0.42% 12.44%
12/31/2021 18.24 0.59 1.66 2.25 (0.07) (0.30) (0.37) 20.12 12.38% 17,656 0.42% 3.01% 0.42% 55.36%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - June 30, 2026 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2026 (Unaudited) $ 12.25 $ 0.03 $ 0.56 $ 0.59 $ — $ — $ — $ 12.84 4.82% $ 3,477 0.30% 0.52% 0.35% 5.94%
12/31/2025 11.16 0.37 0.72 1.09 — — — 12.25 9.77% 3,247 0.30% 3.21% 0.35% 61.00%
12/31/2024 10.35 0.29 0.52 0.81 — — — 11.16 7.83% 2,666 0.30% 2.62% 0.35% 52.20%
12/31/2023 9.21 0.21 0.93 1.14 — — — 10.35 12.38% 2,107 0.30% 2.15% 0.35% 24.34%
12/31/2022 12.00 0.16 (1.81) (1.65) — (1.14) (1.14) 9.21 (13.87)% 1,763 0.30% 1.58% 0.35% 15.70%
12/31/2021 11.45 0.30 0.58 0.88 (0.05) (0.28) (0.33) 12.00 7.72% 1,673 0.30% 2.56% 0.35% 45.26%
Class II Shares
6/30/2026 (Unaudited) 12.08 0.02 0.55 0.57 — — — 12.65 4.72% 372,195 0.55% 0.26% 0.60% 5.94%
12/31/2025 11.04 0.31 0.73 1.04 — — — 12.08 9.42% 387,128 0.55% 2.74% 0.60% 61.00%
12/31/2024 10.26 0.23 0.55 0.78 — — — 11.04 7.60% 401,281 0.55% 2.17% 0.60% 52.20%
12/31/2023 9.15 0.17 0.94 1.11 — — — 10.26 12.13% 417,323 0.55% 1.77% 0.60% 24.34%
12/31/2022 11.97 0.13 (1.81) (1.68) — (1.14) (1.14) 9.15 (14.17)% 408,553 0.55% 1.23% 0.60% 15.70%
12/31/2021 11.41 0.26 0.60 0.86 (0.02) (0.28) (0.30) 11.97 7.57% 510,651 0.55% 2.23% 0.60% 45.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

42 - Financial Highlights - June 30, 2026 (Unaudited) - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2026 (Unaudited) $ 12.49 $ 0.03 $ 0.79 $ 0.82 $ — $ — $ — $ 13.31 6.57% $ 8,671 0.31% 0.40% 0.34% 5.94%
12/31/2025 11.26 0.36 0.87 1.23 — — — 12.49 10.92% 8,231 0.31% 3.12% 0.34% 58.64%
12/31/2024 10.29 0.25 0.72 0.97 — — — 11.26 9.43% 7,412 0.31% 2.27% 0.34% 54.81%
12/31/2023 9.09 0.18 1.02 1.20 — — — 10.29 13.20% 6,081 0.31% 1.85% 0.34% 25.48%
12/31/2022 12.96 0.16 (2.06) (1.90) — (1.97) (1.97) 9.09 (14.96)% 4,883 0.31% 1.43% 0.34% 14.73%
12/31/2021 12.01 0.36 1.12 1.48 (0.06) (0.47) (0.53) 12.96 12.34% 4,793 0.31% 2.81% 0.34% 51.90%
Class II Shares
6/30/2026 (Unaudited) 12.32 0.01 0.77 0.78 — — — 13.10 6.33% 886,145 0.56% 0.14% 0.59% 5.94%
12/31/2025 11.13 0.31 0.88 1.19 — — — 12.32 10.69% 901,804 0.56% 2.68% 0.59% 58.64%
12/31/2024 10.20 0.20 0.73 0.93 — — — 11.13 9.12% 968,558 0.56% 1.87% 0.59% 54.81%
12/31/2023 9.03 0.14 1.03 1.17 — — — 10.20 12.96% 1,038,996 0.56% 1.50% 0.59% 25.48%
12/31/2022 12.92 0.12 (2.04) (1.92) — (1.97) (1.97) 9.03 (15.16)% 1,023,306 0.56% 1.06% 0.59% 14.73%
12/31/2021 11.98 0.30 1.13 1.43 (0.02) (0.47) (0.49) 12.92 12.01% 1,286,826 0.56% 2.38% 0.59% 51.90%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 43
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2026, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC. Shares of Investor
Destinations Moderate and Investor Destinations Capital Appreciation are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”) (together, the “Underlying
Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I, Class II and Class P shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

44 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Investor Destinations Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 78,707,136 $ – $ – $ 78,707,136
Investment Companies 397,585,590 – – 397,585,590
Repurchase Agreement – 16,630,250 – 16,630,250
Total $ 476,292,726 $ 16,630,250 $ – $ 492,922,976
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 136,791,085 $ – $ – $ 136,791,085
Investment Companies 949,766,980 – – 949,766,980
Total $ 1,086,558,065 $ – $ – $ 1,086,558,065

Investor Destinations Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 45
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 247,359,268 $ – $ – $ 247,359,268
Investment Companies 1,486,908,438 – – 1,486,908,438
Total $ 1,734,267,706 $ – $ – $ 1,734,267,706
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 93,369,383 $ – $ – $ 93,369,383
Investment Companies 378,261,528 – – 378,261,528
Total $ 471,630,911 $ – $ – $ 471,630,911
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 94,661,349 $ – $ – $ 94,661,349
Investment Companies 313,584,370 – – 313,584,370
Total $ 408,245,719 $ – $ – $ 408,245,719
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 193,974,680 $ – $ – $ 193,974,680
Investment Companies 829,343,933 – – 829,343,933
Total $ 1,023,318,613 $ – $ – $ 1,023,318,613
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 210,704,839 $ – $ – $ 210,704,839
Investment Companies 1,232,375,792 – – 1,232,375,792
Repurchase Agreement – 51,750 – 51,750
Total $ 1,443,080,631 $ 51,750 $ – $ 1,443,132,381
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 71,489,897 $ – $ – $ 71,489,897
Futures Contracts# 117,337 – – 117,337
Investment Companies 290,214,897 – – 290,214,897
Total Assets $ 361,822,131 $ – $ – $ 361,822,131
Liabilities:
Futures Contracts# $ (12,870) $ – $ – $ (12,870)
Total Liabilities $ (12,870) $ – $ – $ (12,870)
Total $ 361,809,261 $ – $ – $ 361,809,261

46 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Investor Destinations Funds
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semi-annual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2026, Funds that had overdrawn balances were as follows:
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Investor Destinations Managed Growth & Income and Investor Destinations
Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, each Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, each Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 126,454,352 $ – $ – $ 126,454,352
Futures Contracts# 1,711,683 – – 1,711,683
Investment Companies 718,977,939 – – 718,977,939
Total $ 847,143,974 $ – $ – $ 847,143,974
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Fund
U.S. Dollar
Amount
Investor Destinations Aggressive $ 64,083
Investor Destinations Moderately Aggressive 247,776
Investor Destinations Moderately Conservative 238,336
Investor Destinations Balanced 313,805
Investor Destinations Capital Appreciation 76,976

Investor Destinations Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 47
price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2026:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2026:
Investor Destinations Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 117,337
Total $ 117,337
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (12,870)
Total $ (12,870)
Investor Destinations Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 1,711,683
Total $ 1,711,683
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (3,575,251)
Total $ (3,575,251)

48 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Investor Destinations Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2026:
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended June 30, 2026:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2026, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Securities Lending
During the six months ended June 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (2,460,498)
Total $ (2,460,498)
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 183,983
Total $ 183,983
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 1,770,665
Total $ 1,770,665
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 23,359,339
Average Notional Balance Short $ 5,767,549
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $ 152,341,748
Average Notional Balance Short $ 19,964,699

Investor Destinations Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 49
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2026, which were comprised of repurchase agreements purchased with cash collateral, as shown on each Fund's
Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the six months ended June 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Aggressive $ 16,630,250
Investor Destinations Capital Appreciation 51,750
As of June 30, 2026, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $116,116,883, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.50%, maturing 10/13/2026 - 11/20/2075; total market value
$118,439,223.

50 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Investor Destinations Funds
As of June 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Investor Destinations Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 16,630,250 $ – $ 16,630,250 $ (16,630,250) $ –
Total $ 16,630,250 $ – $ 16,630,250 $ (16,630,250) $ –
Investor Destinations Capital Appreciation
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 51,750 $ – $ 51,750 $ (51,750) $ –
Total $ 51,750 $ – $ 51,750 $ (51,750) $ –
* As of June 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Investor Destinations Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 51
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(j) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Investor Destinations Managed Growth &
Income and Investor Destinations Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended June 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13%
Investor Destinations Moderate All assets 0.13%
Investor Destinations Moderately Conservative All assets 0.13%
Investor Destinations Conservative All assets 0.13%
Investor Destinations Balanced All assets 0.13%
Investor Destinations Capital Appreciation All assets 0.13%
Investor Destinations Managed Growth & Income All assets 0.15%
Investor Destinations Managed Growth All assets 0.15%

52 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Investor Destinations Funds
For the six months ended June 30, 2026, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $26,037 during the six months ended June 30, 2026.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2027.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Effective Advisory Fee
Rate
Investor Destinations Aggressive 0.13%
Investor Destinations Moderately Aggressive 0.13
Investor Destinations Moderate 0.13
Investor Destinations Moderately Conservative 0.13
Investor Destinations Conservative 0.13
Investor Destinations Balanced 0.13
Investor Destinations Capital Appreciation 0.13
Investor Destinations Managed Growth & Income 0.15
Investor Destinations Managed Growth 0.15
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28
Investor Destinations Managed Growth & Income All Classes 0.15
Investor Destinations Managed Growth All Classes 0.16
Fund Classes
Amount
(annual rate)
Investor Destinations Capital Appreciation Class II 0.90%

Investor Destinations Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 53
As of June 30, 2026, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2026, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2026, NFM earned an aggregate of $1,044,418 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2026, the Funds' aggregate portion of such costs amounted to $16,333.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II and Class P shares of each Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount
Six Months Ended
June 30, 2026
Amount Total
Investor Destinations Capital
Appreciation $ — $ — $ 92,788 $ 424,981 $ 517,769
Investor Destinations Managed
Growth & Income 93,837 190,333 184,517 91,579 560,266
Investor Destinations Managed
Growth 146,837 285,720 273,020 129,582 835,159
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

54 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Investor Destinations Funds
For the six months ended June 30, 2026, the effective rates for administrative services fees were as follows:
N/A - Not applicable.
For the six months ended June 30, 2026, each Fund’s total administrative services fees were as follows:
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the six months ended June 30, 2026 were as follows:
Fund Class I Class II
Investor Destinations Aggressive N/A 0.15%
Investor Destinations Moderately Aggressive N/A 0.15
Investor Destinations Moderate N/A 0.15
Investor Destinations Moderately Conservative N/A 0.15
Investor Destinations Conservative N/A 0.15
Investor Destinations Balanced N/A 0.15
Investor Destinations Capital Appreciation N/A 0.15
Investor Destinations Managed Growth & Income 0.15% 0.15
Investor Destinations Managed Growth 0.15 0.15
Fund Amount
Investor Destinations Aggressive $ 286,545
Investor Destinations Moderately Aggressive 678,632
Investor Destinations Moderate 1,243,659
Investor Destinations Moderately Conservative 350,759
Investor Destinations Conservative 306,692
Investor Destinations Balanced 760,418
Investor Destinations Capital Appreciation 1,063,469
Investor Destinations Managed Growth & Income 285,528
Investor Destinations Managed Growth 669,596
Investor Destinations Aggressive
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 5,736,754 74,490,890 3,443,892 (3,666,282) 90,669 4,865,399 79,224,568 252,796 —
Nationwide International
Equity Portfolio, Class R6 4,377,556 61,187,773 1,423,605 (5,750,873) 198,617 7,772,484 64,831,606 — —
Nationwide Large Cap Equity
Portfolio, Class R6 7,453,546 57,962,313 27,440,007 (3,433,903) 114,679 4,974,325 87,057,421 — —
NVIT Emerging Markets
Fund, Class Y 1,338,778 23,535,674 436,823 (4,630,266) 716,407 5,204,108 25,262,746 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,788,402 23,632,053 465,366 (5,193,723) 1,702,127 4,521,229 25,127,052 — —
NVIT GS International Equity
Insights Fund, Class Y 2,226,070 32,929,201 642,914 (3,157,351) 361,510 4,106,242 34,882,516 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 2,173,509 74,141,143 4,145,335 (28,302,792) 4,399,772 (523,909) 53,859,549 — —
Nationwide Bond Portfolio,
Class R6 1,054,109 8,690,614 716,149 (344,528) (10,240) 66,051 9,118,046 — —
NVIT Bond Index Fund,
Class Y 999,606 21,924,437 346,901 (13,369,027) (40,760) 244,864 9,106,415 — —
NVIT Loomis Core Bond
Fund, Class Y 974,938 8,667,127 754,311 (376,616) (10,349) 81,198 9,115,671 — —
Total 387,161,225 39,815,303 (68,225,361) 7,522,432 31,311,991 397,585,590 252,796 —

Investor Destinations Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 55
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 10,768,602 141,952,153 3,619,307 (6,203,689) 230,964 9,115,653 148,714,388 476,430 —
Nationwide International
Equity Portfolio, Class R6 10,813,289 154,038,730 987,651 (14,765,901) 514,529 19,369,795 160,144,804 — —
Nationwide Large Cap Equity
Portfolio, Class R6 14,588,340 118,264,527 50,382,971 (8,729,457) 655,032 9,818,744 170,391,817 — —
NVIT Emerging Markets
Fund, Class Y 2,310,219 41,743,494 480,619 (9,088,870) 1,561,216 8,897,382 43,593,841 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,103,381 41,617,861 538,617 (9,528,351) 3,425,516 7,548,854 43,602,497 — —
NVIT GS International Equity
Insights Fund, Class Y 4,925,910 74,247,250 538,898 (7,551,838) 814,764 9,139,942 77,189,016 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 4,010,103 141,403,573 5,235,946 (54,593,917) 10,846,508 (3,521,766) 99,370,344 — —
Nationwide Bond Portfolio,
Class R6 8,691,868 74,863,977 2,461,180 (2,633,229) (66,739) 559,469 75,184,658 — —
NVIT Bond Index Fund,
Class Y 7,847,469 91,694,287 841,534 (21,670,571) (670,856) 1,296,046 71,490,440 — —
NVIT Loomis Core Bond
Fund, Class Y 6,080,082 56,571,447 1,732,898 (1,924,371) (47,247) 516,036 56,848,763 — —
NVIT Loomis Short Term
Bond Fund, Class Y 324,615 3,094,558 106,792 — — 35,062 3,236,412 — —
Total 939,491,857 66,926,413 (136,690,194) 17,263,687 62,775,217 949,766,980 476,430 —
Investor Destinations Moderate
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 2,559,897 26,186,335 652,172 (802,916) (4,159) (22,883) 26,008,549 652,172 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 15,846,184 218,775,614 712,465 (14,647,120) 660,353 13,334,492 218,835,804 712,466 —
Nationwide International
Equity Portfolio, Class R6 10,203,911 151,066,820 151,549 (19,336,942) 761,384 18,477,113 151,119,924 — —
Nationwide Large Cap Equity
Portfolio, Class R6 18,481,151 145,104,181 73,026,000 (14,465,390) 1,075,533 11,119,521 215,859,845 — —
NVIT Emerging Markets
Fund, Class Y 2,743,100 51,378,686 — (12,223,976) 2,121,911 10,485,678 51,762,299 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,677,005 51,378,687 — (12,959,091) 5,229,902 8,012,416 51,661,914 — —
NVIT GS International Equity
Insights Fund, Class Y 4,871,072 75,863,491 — (9,461,439) 922,045 9,005,605 76,329,702 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 5,942,845 218,612,340 2,310,389 (84,645,284) 16,717,102 (5,730,839) 147,263,708 — —
Nationwide Bond Portfolio,
Class R6 18,885,447 168,907,952 — (6,689,639) (162,446) 1,303,248 163,359,115 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 786,795 6,930,357 187,494 — — (107,510) 7,010,341 187,495 —
NVIT Bond Index Fund,
Class Y 18,755,918 176,381,687 594,400 (7,067,628) (384,541) 1,342,497 170,866,415 — —
NVIT Loomis Core Bond
Fund, Class Y 15,762,000 152,067,711 — (5,973,624) (140,921) 1,421,531 147,374,697 — —
NVIT Loomis Short Term
Bond Fund, Class Y 5,963,503 61,116,878 — (2,323,304) (117,965) 780,516 59,456,125 — —
Total 1,503,770,739 77,634,469 (190,596,353) 26,678,198 69,421,385 1,486,908,438 1,552,133 —

56 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Investor Destinations Funds
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 1,162,228 12,219,525 296,767 (698,060) (583) (9,412) 11,808,237 296,768 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,570,293 36,407,041 116,084 (3,328,971) 148,623 2,152,969 35,495,746 116,084 —
Nationwide International
Equity Portfolio, Class R6 1,808,536 27,630,733 105,592 (4,438,533) 181,073 3,305,546 26,784,411 — —
Nationwide Large Cap Equity
Portfolio, Class R6 2,975,192 23,986,262 11,775,523 (3,020,543) 223,551 1,785,448 34,750,241 — —
NVIT Emerging Markets
Fund, Class Y 407,459 7,892,718 — (2,127,835) 377,680 1,546,191 7,688,754 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 800,429 11,733,367 105,896 (3,581,434) 1,096,525 1,891,675 11,246,029 — —
NVIT GS International Equity
Insights Fund, Class Y 820,122 13,191,841 39,191 (2,090,181) 206,118 1,504,345 12,851,314 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 959,324 36,366,555 560,306 (14,955,282) 3,045,528 (1,245,047) 23,772,060 — —
Nationwide Bond Portfolio,
Class R6 6,885,750 61,675,768 1,232,778 (3,778,056) (83,099) 514,349 59,561,740 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,594,332 14,593,174 476,060 (648,980) (29,379) (185,378) 14,205,497 378,698 —
NVIT Bond Index Fund,
Class Y 6,547,442 61,598,720 1,346,333 (3,647,188) (62,809) 412,138 59,647,194 — —
NVIT Loomis Core Bond
Fund, Class Y 4,715,954 45,524,699 694,582 (2,515,254) (55,189) 445,331 44,094,169 — —
NVIT Loomis Short Term
Bond Fund, Class Y 3,646,553 37,701,219 354,777 (2,105,166) (128,510) 533,816 36,356,136 — —
Total 390,521,622 17,103,889 (46,935,483) 4,919,529 12,651,971 378,261,528 791,550 —
Investor Destinations Conservative
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 1,205,011 12,763,807 669,762 (1,180,743) (768) (9,142) 12,242,916 310,741 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 1,308,040 18,609,884 1,711,274 (3,459,777) 114,051 1,088,606 18,064,038 59,862 —
Nationwide International
Equity Portfolio, Class R6 804,307 12,411,345 1,429,234 (3,523,496) 128,974 1,465,730 11,911,787 — —
Nationwide Large Cap Equity
Portfolio, Class R6 1,182,139 8,170,235 6,516,976 (1,523,564) 142,249 501,483 13,807,379 — —
NVIT Emerging Markets
Fund, Class Y 129,047 2,556,305 212,667 (961,986) 155,318 472,814 2,435,118 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 347,689 5,118,310 681,617 (2,229,582) 714,167 600,511 4,885,023 — —
NVIT GS International Equity
Insights Fund, Class Y 363,886 5,954,985 450,953 (1,488,898) 126,560 658,489 5,702,089 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 486,085 18,598,785 1,742,949 (9,233,133) 1,439,064 (502,487) 12,045,178 — —
Nationwide Bond Portfolio,
Class R6 7,224,062 65,008,036 3,769,220 (6,719,711) (161,105) 591,700 62,488,140 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,290,602 21,258,803 1,423,784 (1,963,631) (86,599) (223,089) 20,409,268 549,988 —
NVIT Bond Index Fund,
Class Y 4,980,309 55,706,014 2,961,802 (13,565,463) (201,919) 470,184 45,370,618 — —
NVIT Loomis Core Bond
Fund, Class Y 5,468,549 53,199,990 2,727,184 (5,235,907) (86,821) 526,483 51,130,929 — —

Investor Destinations Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 57
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Loomis Short Term
Bond Fund, Class Y 5,325,164 55,238,789 3,834,019 (6,573,399) (287,064) 879,542 53,091,887 — —
Total 334,595,288 28,131,441 (57,659,290) 1,996,107 6,520,824 313,584,370 920,591 —
Investor Destinations Balanced
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 2,016,138 21,080,619 517,240 (1,093,130) (4,097) (16,671) 20,483,961 517,240 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 8,568,180 120,926,297 388,556 (10,654,413) 484,372 7,181,752 118,326,564 388,556 —
Nationwide International
Equity Portfolio, Class R6 4,249,988 64,295,987 — (9,502,483) 405,068 7,743,756 62,942,328 — —
Nationwide Large Cap Equity
Portfolio, Class R6 9,272,529 70,854,305 39,563,000 (7,921,309) 630,140 5,177,004 108,303,140 — —
NVIT Emerging Markets
Fund, Class Y 1,326,762 25,505,822 — (6,733,253) 1,220,292 5,043,132 25,035,993 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,779,403 25,610,944 — (7,210,472) 2,972,013 3,628,133 25,000,618 — —
NVIT GS International Equity
Insights Fund, Class Y 1,992,331 31,813,166 — (4,749,737) 495,237 3,661,156 31,219,822 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 3,209,603 120,893,435 427,020 (47,729,729) 8,621,060 (2,677,831) 79,533,955 — —
Nationwide Bond Portfolio,
Class R6 11,533,847 103,905,014 — (4,840,024) (112,200) 814,983 99,767,773 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 475,041 4,184,326 113,203 — — (64,911) 4,232,618 113,204 —
NVIT Bond Index Fund,
Class Y 12,540,496 118,443,350 637,726 (5,483,515) (546,912) 1,193,265 114,243,914 — —
NVIT Loomis Core Bond
Fund, Class Y 8,518,980 82,837,780 — (3,884,561) (86,562) 785,802 79,652,459 — —
NVIT Loomis Short Term
Bond Fund, Class Y 6,078,314 63,032,398 — (3,109,601) (193,764) 871,755 60,600,788 — —
Total 853,383,443 41,646,745 (112,912,227) 13,884,647 33,341,325 829,343,933 1,019,000 —
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 1,434,538 14,627,239 364,307 (401,848) (2,921) (11,867) 14,574,910 364,307 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 16,351,860 227,502,061 737,459 (16,815,752) 552,018 13,843,399 225,819,185 737,459 —
Nationwide International
Equity Portfolio, Class R6 8,749,918 131,451,850 — (18,544,349) 248,413 16,430,368 129,586,282 — —
Nationwide Large Cap Equity
Portfolio, Class R6 18,585,583 144,610,606 74,716,999 (14,256,369) 811,895 11,196,475 217,079,606 — —
NVIT Emerging Markets
Fund, Class Y 2,323,867 44,594,348 — (11,726,540) 1,987,293 8,996,274 43,851,375 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,104,330 44,594,348 — (12,492,138) 2,146,969 9,366,655 43,615,834 — —
NVIT GS International Equity
Insights Fund, Class Y 4,036,620 63,635,621 — (8,748,474) 887,524 7,479,167 63,253,838 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 6,116,019 227,265,690 — (86,918,258) 7,297,683 3,909,839 151,554,954 — —

58 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Investor Destinations Funds
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Bond Portfolio,
Class R6 10,905,015 97,907,182 — (4,237,992) (102,888) 762,075 94,328,377 — —
NVIT Bond Index Fund,
Class Y 14,042,330 133,340,331 415,198 (6,547,907) (935,483) 1,653,488 127,925,627 — —
NVIT Loomis Core Bond
Fund, Class Y 8,233,216 79,706,491 — (3,396,282) (79,572) 749,935 76,980,572 — —
NVIT Loomis Short Term
Bond Fund, Class Y 4,393,704 45,355,891 — (2,040,286) (131,891) 621,518 43,805,232 — —
Total 1,254,591,658 76,233,963 (186,126,195) 12,679,040 74,997,326 1,232,375,792 1,101,766 —
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 666,477 7,335,727 190,368 (749,437) (850) (4,405) 6,771,403 176,150 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 3,028,609 43,263,241 218,021 (4,307,764) 118,556 2,533,043 41,825,097 136,296 —
Nationwide International
Equity Portfolio, Class R6 1,647,531 23,584,102 43,294 (2,282,035) 99,365 2,955,212 24,399,938 — —
Nationwide Large Cap Equity
Portfolio, Class R6 3,226,615 25,368,140 12,937,872 (2,700,841) 105,566 1,976,129 37,686,866 — —
NVIT Emerging Markets
Fund, Class Y 562,871 9,139,737 17,062 (899,325) 151,276 2,212,620 10,621,370 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 765,823 9,148,427 17,133 (903,072) 331,021 2,166,308 10,759,817 — —
NVIT GS International Equity
Insights Fund, Class Y 769,417 11,612,190 21,326 (1,124,156) 114,141 1,433,264 12,056,765 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 1,129,464 42,963,916 81,754 (17,021,777) 2,723,954 (759,733) 27,988,114 — —
Nationwide Bond Portfolio,
Class R6 3,804,697 36,315,177 70,380 (3,709,714) (87,092) 321,881 32,910,632 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 148,753 1,456,038 38,895 (149,887) (29,470) 9,818 1,325,394 36,053 —
NVIT Bond Index Fund,
Class Y 4,126,991 41,548,734 80,617 (4,249,309) (72,889) 289,736 37,596,889 — —
NVIT Loomis Core Bond
Fund, Class Y 2,805,488 28,901,201 56,162 (2,960,277) (69,185) 303,411 26,231,312 — —
NVIT Loomis Short Term
Bond Fund, Class Y 2,010,160 22,013,157 42,656 (2,248,312) (92,905) 326,704 20,041,300 — —
Total 302,649,787 13,815,540 (43,305,906) 3,291,488 13,763,988 290,214,897 348,499 —
Investor Destinations Managed Growth
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Strategic Income
Fund, Class R6 1,155,379 12,635,745 304,317 (1,192,731) (785) (7,891) 11,738,655 303,330 —
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 7,611,906 108,078,863 349,335 (9,941,017) 260,142 6,373,104 105,120,427 341,112 —
Nationwide International
Equity Portfolio, Class R6 5,374,056 76,511,160 5,658 (6,838,326) 286,282 9,624,990 79,589,764 — —
Nationwide Large Cap Equity
Portfolio, Class R6 8,758,957 71,807,648 31,579,459 (7,110,904) 274,979 5,753,430 102,304,612 — —
NVIT Emerging Markets
Fund, Class Y 1,570,203 25,367,811 1,908 (2,305,946) 387,961 6,177,995 29,629,729 — —

Investor Destinations Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 59
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semi-
annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.
nationwide.com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended June 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2026, none of the Funds engaged in interfund lending.
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,127,053 25,284,935 1,907 (2,305,947) 903,475 6,000,728 29,885,098 — —
NVIT GS International Equity
Insights Fund, Class Y 2,547,668 38,237,489 2,829 (3,419,162) 349,809 4,750,997 39,921,962 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 2,872,538 107,270,580 8,224 (41,000,713) 7,885,225 (2,981,817) 71,181,499 — —
Nationwide Bond Portfolio,
Class R6 8,618,539 81,720,428 6,382 (7,712,995) (176,412) 712,962 74,550,365 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 343,864 3,343,939 83,486 (318,061) (62,577) 17,038 3,063,825 83,223 —
NVIT Bond Index Fund,
Class Y 8,539,928 85,410,561 6,678 (8,070,815) (134,484) 586,808 77,798,748 — —
NVIT Loomis Core Bond
Fund, Class Y 7,183,776 73,517,776 5,757 (6,957,599) (159,189) 761,562 67,168,307 — —
NVIT Loomis Short Term
Bond Fund, Class Y 2,710,627 29,491,565 2,303 (2,783,040) (102,812) 416,932 27,024,948 — —
Total 738,678,500 32,358,243 (99,957,256) 9,711,614 38,186,838 718,977,939 727,665 —
*
Purchases include reinvestment of income and realized gain distributions, as applicable.

60 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Investor Destinations Funds
6. Investment Transactions
For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semi-annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and  at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semi-annual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semi-annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
10. Investments in Underlying Funds
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 63,080,706 $ 80,954,757
Investor Destinations Moderately Aggressive 108,465,498 166,437,898
Investor Destinations Moderate 114,149,152 240,034,158
Investor Destinations Moderately Conservative 27,722,779 64,159,220
Investor Destinations Conservative 48,405,874 75,508,380
Investor Destinations Balanced 64,290,769 148,565,322
Investor Destinations Capital Appreciation 107,330,517 231,702,484
Investor Destinations Managed Growth & Income 21,847,256 53,690,663
Investor Destinations Managed Growth 50,640,405 121,597,766
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

Investor Destinations Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 61
11. Federal Tax Information
As of June 30, 2026, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Subsequent Events
The Trusts’ credit agreement has been renewed through June 30, 2027. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2026 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 402,837,858 $ 90,379,358 $ (294,240) $ 90,085,118
Investor Destinations Moderately Aggressive 915,809,541 172,227,488 (1,478,964) 170,748,524
Investor Destinations Moderate 1,532,572,202 209,740,140 (8,044,636) 201,695,504
Investor Destinations Moderately Conservative 438,059,501 36,264,490 (2,693,080) 33,571,410
Investor Destinations Conservative 398,096,758 13,110,511 (2,961,550) 10,148,961
Investor Destinations Balanced 924,241,993 103,570,914 (4,494,294) 99,076,620
Investor Destinations Capital Appreciation 1,269,627,669 182,026,878 (8,522,166) 173,504,712
Investor Destinations Managed Growth & Income 324,558,507 38,067,832 (817,078) 37,250,754
Investor Destinations Managed Growth 740,093,406 109,308,065 (2,257,497) 107,050,568

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-ID (8-26)

Semi-Annual Financial Statements
June 30, 2026 (Unaudited)
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Blueprint
SM
Managed Growth & Income Fund
NVIT Blueprint
SM
Managed Growth Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery, you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the NVIT Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov /.
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html . You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures. Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov/
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at
1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2026 Nationwide.

Statements of Investments 2
Statements of Assets and Liabilities 12
Statements of Operations 20
Statements of Changes in Net Assets 24
Financial Highlights 36
Notes to Financial Statements 45

2 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
Investment Companies 94 .5%
Shares Value ($)
Equity Funds 86.5%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 6,161,906 71,971,062
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 825,783 11,602,248
NVIT GS International Equity
Insights Fund, Class Y(a) 2,337,636 36,630,748
NVIT GS Large Cap Equity
Fund, Class Y(a) 2,765,979 37,534,334
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,545,895 23,698,573
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,489,806 36,917,381
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 5,557,126 72,631,636
Total Equity Funds
(cost $237,302,086) 290,985,982
Fixed Income Funds 8.0%
Nationwide Loomis Core Bond
Fund, Class R6(a) 345,655 3,259,529
Investment Companies
Shares Value ($)
NVIT Loomis Core Bond Fund,
Class Y(a) 2,531,142 23,666,174
Total Fixed Income Funds
(cost $26,615,201) 26,925,703
Total Investment Companies
(cost $263,917,287) 317,911,685
Exchange Traded Funds 5 .5%
Equity Funds 5.5%
iShares Core MSCI EAFE ETF 19,072 1,841,974
iShares Core S&P 500 ETF 22,159 16,594,653
Total Exchange Traded Funds
(cost $16,023,538) 18,436,627
Total Investments
(cost $279,940,825) — 100.0% 336,348,312
Liabilities in excess of other assets — 0.0%
†
(115,513)
NET ASSETS — 100.0% $ 336,232,799
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Aggressive Fund - June 30, 2026 (Unaudited) - Statement of Investments - 3
Investment Companies 94 .6%
Shares Value ($)
Equity Funds 73.3%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 7,989,513 93,317,513
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,068,635 15,014,318
NVIT GS International Equity
Insights Fund, Class Y(a) 2,713,627 42,522,540
NVIT GS Large Cap Equity
Fund, Class Y(a) 3,867,075 52,476,204
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,443,251 22,125,043
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,953,237 48,401,204
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 7,985,185 104,366,374
Total Equity Funds
(cost $303,566,280) 378,223,196
Fixed Income Funds 21.3%
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,039,172 9,799,393
NVIT Loomis Core Bond Fund,
Class Y(a) 9,679,782 90,505,964
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 987,089 9,841,281
Total Fixed Income Funds
(cost $113,344,481) 110,146,638
Total Investment Companies
(cost $416,910,761) 488,369,834
Exchange Traded Funds 5 .4%
Equity Funds 5.4%
iShares Core MSCI EAFE ETF 17,408 1,681,265
iShares Core S&P 500 ETF 35,051 26,249,343
Total Exchange Traded Funds
(cost $24,375,168) 27,930,608
Total Investments
(cost $441,285,929) — 100.0% 516,300,442
Liabilities in excess of other assets — 0.0%
†
(172,179)
NET ASSETS — 100.0% $ 516,128,263
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
Investment Companies 93 .9%
Shares Value ($)
Equity Funds 57.1%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 23,507,011 274,561,891
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,241,136 31,487,958
NVIT GS International Equity
Insights Fund, Class Y(a) 5,377,629 84,267,449
NVIT GS Large Cap Equity
Fund, Class Y(a) 11,165,287 151,512,950
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,786,007 42,709,484
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,611,702 139,057,967
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 22,744,871 297,275,464
Total Equity Funds
(cost $827,705,025) 1,020,873,163
Fixed Income Funds 36.8%
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,653,533 43,882,819
NVIT Loomis Core Bond Fund,
Class Y(a) 54,441,575 509,028,724
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 10,430,782 103,994,899
Total Fixed Income Funds
(cost $697,938,216) 656,906,442
Total Investment Companies
(cost $1,525,643,241) 1,677,779,605
Exchange Traded Funds 6 .1%
Equity Funds 6.1%
iShares Core MSCI EAFE ETF 168,278 16,252,289
iShares Core S&P 500 ETF 123,212 92,272,235
Total Exchange Traded Funds
(cost $91,985,839) 108,524,524
Total Investments
(cost $1,617,629,080) — 100.0% 1,786,304,129
Liabilities in excess of other assets — 0.0%
†
(574,791)
NET ASSETS — 100.0% $ 1,785,729,338
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Conservative Fund - June 30, 2026 (Unaudited) - Statement of Investments - 5
Investment Companies 94 .0%
Shares Value ($)
Equity Funds 37.2%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 3,060,560 35,747,340
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 613,153 8,614,798
NVIT GS International Equity
Insights Fund, Class Y(a) 1,507,467 23,622,002
NVIT GS Large Cap Equity
Fund, Class Y(a) 1,700,796 23,079,796
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 380,695 5,836,055
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 732,991 18,163,525
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,934,418 51,422,846
Total Equity Funds
(cost $131,371,070) 166,486,362
Fixed Income Funds 56.8%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,010,343 9,002,155
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,902,219 17,937,928
NVIT Loomis Core Bond Fund,
Class Y(a) 19,036,150 177,988,003
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,907,395 48,926,724
Total Fixed Income Funds
(cost $269,169,121) 253,854,810
Total Investment Companies
(cost $400,540,191) 420,341,172
Exchange Traded Funds 6 .0%
Equity Funds 6.0%
iShares Core MSCI EAFE ETF 42,864 4,139,805
iShares Core S&P 500 ETF 30,141 22,572,294
Total Exchange Traded Funds
(cost $22,672,419) 26,712,099
Total Investments
(cost $423,212,610) — 100.0% 447,053,271
Liabilities in excess of other assets — 0.0%
†
(172,472)
NET ASSETS — 100.0% $ 446,880,799
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
Investment Companies 94 .8%
Shares Value ($)
Equity Funds 19.8%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 1,646,262 19,228,341
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 288,371 4,051,617
NVIT GS International Equity
Insights Fund, Class Y(a) 690,524 10,820,516
NVIT GS Large Cap Equity
Fund, Class Y(a) 637,515 8,651,074
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 108,111 1,657,349
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 390,857 9,685,439
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,111,189 27,593,239
Total Equity Funds
(cost $63,977,826) 81,687,575
Fixed Income Funds 75.0%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,853,708 16,516,539
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,417,039 22,792,680
Investment Companies
Shares Value ($)
NVIT Loomis Core Bond Fund,
Class Y(a) 23,176,775 216,702,842
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,382,599 53,664,512
Total Fixed Income Funds
(cost $318,957,427) 309,676,573
Total Investment Companies
(cost $382,935,253) 391,364,148
Exchange Traded Funds 5 .3%
Equity Funds 5.3%
iShares Core MSCI EAFE ETF 26,072 2,518,034
iShares Core S&P 500 ETF 25,696 19,243,477
Total Exchange Traded Funds
(cost $18,799,428) 21,761,511
Total Investments
(cost $401,734,681) — 100.1% 413,125,659
Liabilities in excess of other assets — (0.1)% (449,581)
NET ASSETS — 100.0% $ 412,676,078
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Balanced Fund - June 30, 2026 (Unaudited) - Statement of Investments - 7
Investment Companies 93 .9%
Shares Value ($)
Equity Funds 44.9%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 13,408,095 156,606,546
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,120,059 29,786,823
NVIT GS International Equity
Insights Fund, Class Y(a) 3,871,084 60,659,883
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,644,837 90,170,432
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,722,979 26,413,264
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 3,215,707 79,685,226
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 14,764,828 192,976,308
Total Equity Funds
(cost $507,789,069) 636,298,482
Fixed Income Funds 49.0%
Nationwide Loomis Core Bond
Fund, Class R6(a) 5,250,988 49,516,813
NVIT Loomis Core Bond Fund,
Class Y(a) 55,652,546 520,351,301
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 12,611,010 125,731,772
Total Fixed Income Funds
(cost $744,306,535) 695,599,886
Total Investment Companies
(cost $1,252,095,604) 1,331,898,368
Exchange Traded Funds 6 .1%
Equity Funds 6.1%
iShares Core MSCI EAFE ETF 138,423 13,368,893
iShares Core S&P 500 ETF 97,241 72,822,813
Total Exchange Traded Funds
(cost $72,982,309) 86,191,706
Total Investments
(cost $1,325,077,913) — 100.0% 1,418,090,074
Liabilities in excess of other assets — 0.0%
†
(652,193)
NET ASSETS — 100.0% $ 1,417,437,881
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
Investment Companies 93 .9%
Shares Value ($)
Equity Funds 65.2%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 29,289,235 342,098,265
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,072,795 43,172,772
NVIT GS International Equity
Insights Fund, Class Y(a) 4,765,291 74,672,107
NVIT GS Large Cap Equity
Fund, Class Y(a) 13,028,884 176,801,953
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,014,492 61,542,170
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 7,040,193 174,455,976
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 24,358,132 318,360,786
Total Equity Funds
(cost $972,987,557) 1,191,104,029
Fixed Income Funds 28.7%
Nationwide Loomis Core Bond
Fund, Class R6(a) 3,731,570 35,188,708
NVIT Loomis Core Bond Fund,
Class Y(a) 46,698,333 436,629,409
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,278,066 52,622,317
Total Fixed Income Funds
(cost $557,104,698) 524,440,434
Total Investment Companies
(cost $1,530,092,255) 1,715,544,463
Exchange Traded Funds 6 .1%
Equity Funds 6.1%
iShares Core MSCI EAFE ETF 178,497 17,239,240
iShares Core S&P 500 ETF 126,502 94,736,083
Total Exchange Traded Funds
(cost $95,051,893) 111,975,323
Total Investments
(cost $1,625,144,148) — 100.0% 1,827,519,786
Liabilities in excess of other assets — 0.0%
†
(888,766)
NET ASSETS — 100.0% $ 1,826,631,020
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth & Income Fund - June 30, 2026 (Unaudited) - Statement of Investments - 9
Investment Companies 89 .0%
Shares Value ($)
Equity Funds 44.6%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 4,298,337 50,204,573
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 795,362 11,174,829
NVIT GS International Equity
Insights Fund, Class Y(a) 1,337,461 20,958,019
NVIT GS Large Cap Equity
Fund, Class Y(a) 2,077,480 28,191,400
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 640,390 9,817,173
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,007,420 24,963,870
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,986,966 65,179,639
Total Equity Funds
(cost $166,830,053) 210,489,503
Fixed Income Funds 44.4%
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,554,058 14,654,770
NVIT Loomis Core Bond Fund,
Class Y(a) 16,773,524 156,832,452
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,796,897 37,855,060
Total Fixed Income Funds
(cost $213,453,766) 209,342,282
Total Investment Companies
(cost $380,283,819) 419,831,785
Exchange Traded Funds 6 .0%
Equity Funds 6.0%
iShares Core MSCI EAFE ETF 47,033 4,542,447
iShares Core S&P 500 ETF 31,533 23,614,749
Total Exchange Traded Funds
(cost $23,942,624) 28,157,196
Total Investments
(cost $404,226,443) — 95.0% 447,988,981
Other assets in excess of liabilities — 5.0% 23,521,767
NET ASSETS — 100.0% $ 471,510,748
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (14) 9/2026 USD (2,201,710) 11,897
Russell 2000 E-Mini Index (4) 9/2026 USD (609,120) (8,375)
S&P 500 E-Mini Index (32) 9/2026 USD (12,077,200) 28,993
S&P Midcap 400 E-Mini Index (2) 9/2026 USD (777,000) (6,545)
Net contracts 25,970
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 87 .3%
Shares Value ($)
Equity Funds 53.8%
Nationwide Large Cap Equity
Portfolio, Class R6(a) 12,755,722 148,986,839
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,188,624 16,700,173
NVIT GS International Equity
Insights Fund, Class Y(a) 2,758,006 43,217,952
NVIT GS Large Cap Equity
Fund, Class Y(a) 5,964,078 80,932,544
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,554,680 23,833,240
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 3,002,974 74,413,692
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 12,958,561 169,368,392
Total Equity Funds
(cost $450,493,418) 557,452,832
Fixed Income Funds 33.5%
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,417,424 22,796,309
NVIT Loomis Core Bond Fund,
Class Y(a) 28,725,237 268,580,967
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,534,114 55,175,116
Total Fixed Income Funds
(cost $350,077,093) 346,552,392
Total Investment Companies
(cost $800,570,511) 904,005,224
Exchange Traded Funds 5 .6%
Equity Funds 5.6%
iShares Core MSCI EAFE ETF 90,019 8,694,035
iShares Core S&P 500 ETF 65,587 49,117,448
Total Exchange Traded Funds
(cost $48,911,257) 57,811,483
Total Investments
(cost $849,481,768) — 92.9% 961,816,707
Other assets in excess of liabilities — 7.1% 73,039,998
NET ASSETS — 100.0% $ 1,034,856,705
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 147 9/2026 USD 23,117,955 179,180
Russell 2000 E-Mini Index 46 9/2026 USD 7,004,880 194,955
S&P 500 E-Mini Index 423 9/2026 USD 159,645,488 1,941,416
S&P Midcap 400 E-Mini Index 23 9/2026 USD 8,935,500 170,751
Net contracts 2,486,302
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

12 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 317,911,685
Investment securities of unaffiliated issuers, at value 18,436,627
Cash 134
Interest and dividends receivable 98
Receivable for investments sold 97,481
Receivable for capital shares issued 37,897
Prepaid expenses 1,386
Total Assets 336,485,308
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 131,383
Cash overdraft (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 27,374
Fund administration fees 17,377
Distribution fees 14,960
Administrative servicing fees 38,014
Accounting and transfer agent fees 429
Trustee fees 221
Custodian fees 988
Compliance program costs (Note 3) 324
Professional fees 15,327
Printing fees 6,106
Other 6
Total Liabilities 252,509
Net Assets $ 336,232,799
Cost of investment securities of affiliated issuers 263,917,287
Cost of investment securities of unaffiliated issuers 16,023,538
Represented by:
Capital $ 230,086,316
Total distributable earnings (loss) 106,146,483
Net Assets $ 336,232,799

Blueprint Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 13
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 488,369,834 $ 1,677,779,605 $ 420,341,172 $ 391,364,148 $ 1,331,898,368
27,930,608 108,524,524 26,712,099 21,761,511 86,191,706
78 — — 90 —
32 159 39 51 128
— 949,376 40,527 1,574,145 980,316
160,667 194,570 151,058 1,509 15,583
2,061 6,520 1,544 1,479 5,142
516,463,280 1,787,454,754 447,246,439 414,702,933 1,419,091,243
85,684 175,195 132,289 — —
68,628 4,416 4,057 1,855,546 601,763
— 941,136 49,487 — 556,815
42,389 144,740 36,717 34,288 116,870
20,689 43,803 19,475 18,933 37,145
26,960 127,181 32,380 30,102 102,369
63,214 230,423 58,534 53,893 183,600
718 2,649 737 721 2,160
497 2,301 696 654 2,001
2,135 7,605 2,066 3,068 6,240
521 1,876 480 451 1,506
16,362 23,464 16,607 16,545 21,986
7,210 17,890 10,199 10,108 17,813
10 2,737 1,916 2,546 3,094
335,017 1,725,416 365,640 2,026,855 1,653,362
$ 516,128,263 $ 1,785,729,338 $ 446,880,799 $ 412,676,078 $ 1,417,437,881
416,910,761 1,525,643,241 400,540,191 382,935,253 1,252,095,604
24,375,168 91,985,839 22,672,419 18,799,428 72,982,309
$ 353,732,989 $ 1,353,527,114 $ 383,126,395 $ 402,637,717 $ 1,148,056,334
162,395,274 432,202,224 63,754,404 10,038,361 269,381,547
$ 516,128,263 $ 1,785,729,338 $ 446,880,799 $ 412,676,078 $ 1,417,437,881

14 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Net Assets:
Class I Shares $ 114,058,742
Class II Shares 203,533,590
Class Y Shares 18,640,467
Total $ 336,232,799
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 6,242,756
Class II Shares 11,227,766
Class Y Shares 953,956
Total 18,424,478
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 18 .27
Class II Shares $ 18 .13
Class Y Shares $ 19 .54

Blueprint Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 15
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 145,372,773 $ 66,521,934 $ 9,652,896 $ 9,717,367 $ 35,156,861
364,116,546 1,714,991,687 437,221,232 402,188,594 1,379,418,510
6,638,944 4,215,717 6,671 770,117 2,862,510
$ 516,128,263 $ 1,785,729,338 $ 446,880,799 $ 412,676,078 $ 1,417,437,881
10,145,161 4,650,596 718,817 792,147 2,481,095
25,581,690 120,812,411 32,735,863 32,947,955 98,556,627
430,891 274,029 470 61,210 190,954
36,157,742 125,737,036 33,455,150 33,801,312 101,228,676
$ 14 .33 $ 14 .30 $ 13 .43 $ 12 .27 $ 14 .17
$ 14 .23 $ 14 .20 $ 13 .36 $ 12 .21 $ 14 .00
$ 15 .41 $ 15 .38 $ 14 .19 $ 12 .58 $ 14 .99

16 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,715,544,463
Investment securities of unaffiliated issuers, at value 111,975,323
Cash 596
Deposits with broker for futures contracts —
Interest and dividends receivable 165
Receivable for investments sold 2,720,815
Receivable for capital shares issued 2,410
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 6,738
Total Assets 1,830,250,510
Liabilities:
Payable for capital shares redeemed 3,006,106
Payable for variation margin on futures contracts —
Accrued expenses and other payables:
Investment advisory fees 147,997
Fund administration fees 44,600
Distribution fees 130,171
Administrative servicing fees 235,124
Accounting and transfer agent fees 2,698
Trustee fees 2,267
Custodian fees 7,354
Compliance program costs (Note 3) 1,912
Professional fees 23,310
Printing fees 15,580
Other 2,371
Total Liabilities 3,619,490
Commitments and contingencies (Note 3) —
Net Assets $ 1,826,631,020
Cost of investment securities of affiliated issuers 1,530,092,255
Cost of investment securities of unaffiliated issuers 95,051,893
Represented by:
Capital $ 1,297,446,060
Total distributable earnings (loss) 529,184,960
Net Assets $ 1,826,631,020

Blueprint Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 17
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 419,831,785 $ 904,005,224
28,157,196 57,811,483
22,609,042 59,130,764
1,168,137 12,977,045
43,563 118,257
319,663 578,819
2,129 3,780
— 1,200,100
64,546 161,170
1,823 4,023
472,197,884 1,035,990,665
328,542 578,972
100,090 —
85,481 187,595
19,615 29,862
72,628 168,494
58,233 127,265
658 1,537
622 1,416
2,563 4,740
491 1,095
16,537 19,766
910 11,883
766 1,335
687,136 1,133,960
— —
$ 471,510,748 $ 1,034,856,705
380,283,819 800,570,511
23,942,624 48,911,257
$ 401,199,848 $ 811,213,999
70,310,900 223,642,706
$ 471,510,748 $ 1,034,856,705

18 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Net Assets:
Class I Shares $ 68,444,689
Class II Shares 1,752,107,377
Class Y Shares 6,078,954
Total $ 1,826,631,020
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 4,757,552
Class II Shares 122,462,205
Class Y Shares 389,071
Total 127,608,828
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 14 .39
Class II Shares $ 14 .31
Class Y Shares $ 15 .62

Blueprint Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 19
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 31,447,692 $ 12,437,654
440,063,056 1,022,419,051
— —
$ 471,510,748 $ 1,034,856,705
2,147,977 793,932
30,434,518 66,154,585
— —
32,582,495 66,948,517
$ 14 .64 $ 15 .67
$ 14 .46 $ 15 .45
$ — $ —

20 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
INVESTMENT INCOME:
Dividend income from unaffiliated issuers $ 303,985
Dividend income from affiliated issuers 67,029
Interest income (unaffiliated) 258
Total Income 371,272
EXPENSES:
Investment advisory fees 309,689
Fund administration fees 56,247
Distribution fees Class II Shares 237,821
Administrative servicing fees Class I Shares 79,034
Administrative servicing fees Class II Shares 142,693
Professional fees 11,576
Printing fees 1,675
Trustee fees 4,810
Custodian fees 1,631
Accounting and transfer agent fees 916
Compliance program costs (Note 3) 627
Other 3,002
Total expenses before fees waived 849,721
Distribution fees waived - Class II (Note 3) (152,207)
Investment advisory fees waived (Note 3) (154,842)
Net Expenses 542,672
NET INVESTMENT INCOME/(LOSS) (171,400)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 6,722,216
Transactions in investment securities of unaffiliated issuers (5,280)
Net realized gains (losses) 6,716,936
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 21,190,813
Investment securities of unaffiliated issuers 853,013
Net change in unrealized appreciation/depreciation 22,043,826
Net realized/unrealized gains (losses) 28,760,762
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 28,589,362

Blueprint Funds - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 21
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 476,962 $ 1,848,116 $ 465,894 $ 406,990 $ 1,498,389
212,593 964,180 636,202 956,341 1,090,147
62 240 71 82 199
689,617 2,812,536 1,102,167 1,363,413 2,588,735
493,744 1,748,348 447,087 419,639 1,412,838
76,041 212,417 71,037 68,088 174,875
437,312 2,118,800 547,733 511,813 1,721,686
103,844 47,855 6,668 7,150 24,877
262,388 1,271,286 328,641 307,089 1,033,016
14,433 33,534 13,659 13,197 28,076
2,526 8,992 2,674 2,663 7,493
7,796 28,182 7,152 6,764 22,631
2,994 12,242 3,374 3,624 10,169
1,444 4,914 1,374 1,321 4,039
1,013 3,657 931 879 2,942
4,317 14,507 3,800 3,622 11,820
1,407,852 5,504,734 1,434,130 1,345,849 4,454,462
(279,883) (1,356,047) (350,553) (327,564) (1,101,891)
(246,867) (881,018) (223,540) (209,817) (706,406)
881,102 3,267,669 860,037 808,468 2,646,165
(191,485) (455,133) 242,130 554,945 (57,430)
11,427,114 32,156,815 4,737,584 (1,412,635) 22,719,374
(12,192) 648,106 319,202 303,528 656,618
11,414,922 32,804,921 5,056,786 (1,109,107) 23,375,992
26,143,741 68,839,818 14,106,145 11,710,975 46,189,991
1,275,038 4,858,498 1,045,767 702,708 3,715,023
27,418,779 73,698,316 15,151,912 12,413,683 49,905,014
38,833,701 106,503,237 20,208,698 11,304,576 73,281,006
$ 38,642,216 $ 106,048,104 $ 20,450,828 $ 11,859,521 $ 73,223,576

22 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from unaffiliated issuers $ 1,897,498
Dividend income from affiliated issuers 781,069
Interest income (unaffiliated) 245
Total Income 2,678,812
EXPENSES:
Investment advisory fees 1,786,441
Fund administration fees 216,732
Distribution fees Class II Shares 2,165,042
Administrative servicing fees Class I Shares 48,769
Administrative servicing fees Class II Shares 1,299,032
Professional fees 34,612
Printing fees 8,929
Trustee fees 28,769
Custodian fees 12,271
Accounting and transfer agent fees 5,052
Compliance program costs (Note 3) 3,733
Other 14,756
Total expenses before fees waived and expenses reimbursed 5,624,138
Distribution fees waived - Class II (Note 3) (1,385,642)
Investment advisory fees waived (Note 3) (901,067)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 3,337,429
NET INVESTMENT INCOME/(LOSS) (658,617)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 42,169,577
Transactions in investment securities of unaffiliated issuers 580,957
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) 42,750,534
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 73,252,656
Investment securities of unaffiliated issuers 4,962,707
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 78,215,363
Net realized/unrealized gains (losses) 120,965,897
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 120,307,280

Blueprint Funds - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 23
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 484,838 $ 998,209
330,382 515,932
335,140 922,336
1,150,360 2,436,477
517,747 1,133,831
72,944 133,177
550,930 1,273,777
22,450 8,798
330,560 764,270
13,947 22,517
2,901 5,778
7,510 16,507
2,949 6,495
1,332 2,904
981 2,145
3,699 8,701
1,527,950 3,378,900
(110,189) (254,763)
— —
(388,191) (970,227)
1,029,570 2,153,910
120,790 282,567
4,308,341 19,378,212
56,863 485,647
(4,514,066) (3,035,683)
(148,862) 16,828,176
17,772,937 35,290,927
1,311,272 2,494,702
235,193 2,706,566
19,319,402 40,492,195
19,170,540 57,320,371
$ 19,291,330 $ 57,602,938

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income/(loss) $ (171,400) $ 5,574,134
Net realized gains 6,716,936 43,055,648
Net change in unrealized appreciation/depreciation 22,043,826 (2,405,519)
Change in net assets resulting from operations 28,589,362 46,224,263
Distributions to Shareholders From:
Distributable earnings:
Class I — (553,821)
Class II — (1,051,621)
Class Y — (44,350)
Change in net assets from shareholder distributions — (1,649,792)
Change in net assets from capital transactions 7,570,336 8,864,109
Change in net assets 36,159,698 53,438,580
Net Assets:
Beginning of period 300,073,101 246,634,521
End of period $ 336,232,799 $ 300,073,101
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 4,944,815 $ 8,609,553
Dividends reinvested — 553,821
Cost of shares redeemed (3,820,463) (5,199,167)
Total Class I Shares 1,124,352 3,964,207
Class II Shares
Proceeds from shares issued 17,201,686 24,229,522
Dividends reinvested — 1,051,621
Cost of shares redeemed (16,396,122) (27,563,885)
Total Class II Shares 805,564 (2,282,742)
Class Y Shares
Proceeds from shares issued 5,742,217 7,501,450
Dividends reinvested — 44,350
Cost of shares redeemed (101,797) (363,156)
Total Class Y Shares 5,640,420 7,182,644
Change in net assets from capital transactions $ 7,570,336 $ 8,864,109

Blueprint Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 25
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ (191,485) $ 10,853,765 $ (455,133) $ 46,642,784
11,414,922 67,536,236 32,804,921 194,534,420
27,418,779 (6,556,277) 73,698,316 (12,571,592)
38,642,216 71,833,724 106,048,104 228,605,612
— (2,288,216) — (1,301,152)
— (6,070,350) — (37,124,605)
— (51,378) — (31,960)
— (8,409,944) — (38,457,717)
(15,604,020) (30,990,079) (123,528,504) (238,844,863)
23,038,196 32,433,701 (17,480,400) (48,696,968)
493,090,067 460,656,366 1,803,209,738 1,851,906,706
$ 516,128,263 $ 493,090,067 $ 1,785,729,338 $ 1,803,209,738
$ 2,352,866 $ 5,715,365 $ 1,313,922 $ 2,691,883
— 2,288,216 — 1,301,152
(4,840,682) (7,050,218) (2,276,827) (4,941,199)
(2,487,816) 953,363 (962,905) (948,164)
6,818,914 11,289,911 3,780,213 2,633,116
— 6,070,350 — 37,124,605
(21,793,086) (52,276,576) (128,105,450) (278,977,721)
(14,974,172) (34,916,315) (124,325,237) (239,220,000)
2,262,407 3,832,496 1,808,846 1,645,082
— 51,378 — 31,960
(404,439) (911,001) (49,208) (353,741)
1,857,968 2,972,873 1,759,638 1,323,301
$ (15,604,020) $ (30,990,079) $ (123,528,504) $ (238,844,863)

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
SHARE TRANSACTIONS:
Class I Shares
Issued 283,380 560,350
Reinvested — 34,657
Redeemed (223,839) (341,004)
Total Class I Shares 59,541 254,003
Class II Shares
Issued 1,013,352 1,575,845
Reinvested — 66,265
Redeemed (962,244) (1,799,742)
Total Class II Shares 51,108 (157,632)
Class Y Shares
Issued 309,879 456,697
Reinvested — 2,598
Redeemed (5,691) (22,969)
Total Class Y Shares 304,188 436,326
Total change in shares 414,837 532,697

Blueprint Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 27
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
169,603 469,191 95,434 213,062
— 179,327 — 99,629
(354,248) (571,060) (165,378) (386,547)
(184,645) 77,458 (69,944) (73,856)
494,153 921,354 270,773 206,693
— 478,734 — 2,862,344
(1,607,847) (4,311,048) (9,391,029) (22,146,475)
(1,113,694) (2,910,960) (9,120,256) (19,077,438)
154,889 289,169 122,308 118,371
— 3,750 — 2,278
(28,231) (70,379) (3,315) (25,288)
126,658 222,540 118,993 95,361
(1,171,681) (2,610,962) (9,071,207) (19,055,933)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income/(loss) $ 242,130 $ 14,316,678
Net realized gains (losses) 5,056,786 25,635,652
Net change in unrealized appreciation/depreciation 15,151,912 9,685,213
Change in net assets resulting from operations 20,450,828 49,637,543
Distributions to Shareholders From:
Distributable earnings:
Class I — (106,072)
Class II — (5,768,197)
Class Y — (73)
Change in net assets from shareholder distributions — (5,874,342)
Change in net assets from capital transactions (36,812,993) (61,879,037)
Change in net assets (16,362,165) (18,115,836)
Net Assets:
Beginning of period 463,242,964 481,358,800
End of period $ 446,880,799 $ 463,242,964
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,677,039 $ 1,494,916
Dividends reinvested — 106,072
Cost of shares redeemed (1,921,642) (1,341,942)
Total Class I Shares 755,397 259,046
Class II Shares
Proceeds from shares issued 2,945,145 8,647,729
Dividends reinvested — 5,768,197
Cost of shares redeemed (40,513,535) (76,554,082)
Total Class II Shares (37,568,390) (62,138,156)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — 73
Cost of shares redeemed — —
Total Class Y Shares — 73
Change in net assets from capital transactions $ (36,812,993) $ (61,879,037)

Blueprint Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 29
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 554,945 $ 15,719,292 $ (57,430) $ 42,334,070
(1,109,107) 5,770,538 23,375,992 123,264,079
12,413,683 16,239,480 49,905,014 7,451,399
11,859,521 37,729,310 73,223,576 173,049,548
— — — (587,886)
— — — (26,957,008)
— — — (23,823)
— — — (27,568,717)
(34,864,143) (67,194,897) (111,603,050) (201,422,674)
(23,004,622) (29,465,587) (38,379,474) (55,941,843)
435,680,700 465,146,287 1,455,817,355 1,511,759,198
$ 412,676,078 $ 435,680,700 $ 1,417,437,881 $ 1,455,817,355
$ 1,498,677 $ 3,553,017 $ 3,735,043 $ 5,123,373
— — — 587,886
(2,399,824) (2,158,578) (3,893,570) (4,243,267)
(901,147) 1,394,439 (158,527) 1,467,992
10,913,459 32,627,655 1,703,873 4,023,414
— — — 26,957,008
(45,057,159) (101,637,642) (114,043,570) (235,028,998)
(34,143,700) (69,009,987) (112,339,697) (204,048,576)
195,567 476,358 914,683 1,164,175
— — — 23,823
(14,863) (55,707) (19,509) (30,088)
180,704 420,651 895,174 1,157,910
$ (34,864,143) $ (67,194,897) $ (111,603,050) $ (201,422,674)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
SHARE TRANSACTIONS:
Class I Shares
Issued 206,926 123,369
Reinvested — 8,465
Redeemed (147,034) (110,208)
Total Class I Shares 59,892 21,626
Class II Shares
Issued 229,658 691,123
Reinvested — 462,566
Redeemed (3,122,643) (6,288,879)
Total Class II Shares (2,892,985) (5,135,190)
Class Y Shares
Issued — —
Reinvested — 6
Redeemed — —
Total Class Y Shares — 6
Total change in shares (2,833,093) (5,113,558)

Blueprint Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 31
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
123,488 315,075 273,320 400,584
— — — 44,911
(199,377) (190,990) (286,092) (333,000)
(75,889) 124,085 (12,772) 112,495
907,506 2,885,071 125,630 316,072
— — — 2,083,231
(3,749,815) (8,937,833) (8,426,522) (18,684,269)
(2,842,309) (6,052,762) (8,300,892) (16,284,966)
15,812 40,382 63,672 86,829
— — — 1,723
(1,204) (4,778) (1,336) (2,239)
14,608 35,604 62,336 86,313
(2,903,590) (5,893,073) (8,251,328) (16,086,158)

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income/(loss) $ (658,617) $ 43,186,108
Net realized gains (losses) 42,750,534 254,539,840
Net change in unrealized appreciation/depreciation 78,215,363 (40,105,482)
Change in net assets resulting from operations 120,307,280 257,620,466
Distributions to Shareholders From:
Distributable earnings:
Class I — (1,532,544)
Class II — (45,466,724)
Class Y — (85,218)
Change in net assets from shareholder distributions — (47,084,486)
Change in net assets from capital transactions (142,674,302) (223,709,021)
Change in net assets (22,367,022) (13,173,041)
Net Assets:
Beginning of period 1,848,998,042 1,862,171,083
End of period $ 1,826,631,020 $ 1,848,998,042
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,813,972 $ 3,682,519
Dividends reinvested — 1,532,544
Cost of shares redeemed (3,522,449) (3,353,823)
Total Class I Shares 291,523 1,861,240
Class II Shares
Proceeds from shares issued 6,617,226 6,194,544
Dividends reinvested — 45,466,724
Cost of shares redeemed (150,926,342) (279,144,172)
Total Class II Shares (144,309,116) (227,482,904)
Class Y Shares
Proceeds from shares issued 1,474,881 1,920,326
Dividends reinvested — 85,218
Cost of shares redeemed (131,590) (92,901)
Total Class Y Shares 1,343,291 1,912,643
Change in net assets from capital transactions $ (142,674,302) $ (223,709,021)

Blueprint Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 33
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 120,790 $ 13,383,803 $ 282,567 $ 26,938,983
(148,862) 24,125,958 16,828,176 79,826,845
19,319,402 3,057,478 40,492,195 (5,226,225)
19,291,330 40,567,239 57,602,938 101,539,603
— (11,262) — (198,229)
— (550,123) — (19,675,952)
— — — —
— (561,385) — (19,874,181)
(28,548,508) (38,606,954) (85,398,963) (141,759,159)
(9,257,178) 1,398,900 (27,796,025) (60,093,737)
480,767,926 479,369,026 1,062,652,730 1,122,746,467
$ 471,510,748 $ 480,767,926 $ 1,034,856,705 $ 1,062,652,730
$ 1,814,377 $ 20,638,144 $ 440,874 $ 1,074,506
— 11,262 — 198,229
(975,971) (1,025,850) (188,232) (1,153,704)
838,406 19,623,556 252,642 119,031
4,194,851 6,715,839 2,210,502 7,405,152
— 550,123 — 19,675,952
(33,581,765) (65,496,472) (87,862,107) (168,959,294)
(29,386,914) (58,230,510) (85,651,605) (141,878,190)
— — — —
— — — —
— — — —
— — — —
$ (28,548,508) $ (38,606,954) $ (85,398,963) $ (141,759,159)

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
SHARE TRANSACTIONS:
Class I Shares
Issued 276,678 292,525
Reinvested — 117,888
Redeemed (256,858) (268,018)
Total Class I Shares 19,820 142,395
Class II Shares
Issued 480,862 488,388
Reinvested — 3,513,657
Redeemed (11,058,142) (22,172,996)
Total Class II Shares (10,577,280) (18,170,951)
Class Y Shares
Issued 98,987 140,473
Reinvested — 6,044
Redeemed (8,909) (6,872)
Total Class Y Shares 90,078 139,645
Total change in shares (10,467,382) (17,888,911)

Blueprint Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 35
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
127,288 1,492,979 28,875 77,045
— 825 — 13,882
(68,646) (76,576) (12,400) (83,237)
58,642 1,417,228 16,475 7,690
301,565 511,407 148,109 535,689
— 40,750 — 1,394,469
(2,382,044) (5,007,892) (5,911,289) (12,210,083)
(2,080,479) (4,455,735) (5,763,180) (10,279,925)
— — — —
— — — —
— — — —
— — — —
(2,021,837) (3,038,507) (5,746,705) (10,272,235)

36 - Financial Highlights - June 30, 2026 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments ) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)(h)
Class I Shares
6/30/2026 (Unaudited) $ 16.70 $ (0.01) $ 1.58 $ 1.57 $ — $ — $ — $ 18.27 9.40%( i ) $ 114,059 0.30% (0.06)% 0.40% 20.93%
12/31/2025 14.16 0.32 2.31 2.63 — (0.09) (0.09) 16.70 18.61%( i ) 103,240 0.31% 2.12% 0.41% 50.75%
12/31/2024 12.39 0.15 1.76 1.91 — (0.14) (0.14) 14.16 15.44% 83,955 0.31% 1.08% 0.41% 23.66%
12/31/2023 11.01 0.52 1.60 2.12 — (0.74) (0.74) 12.39 19.74% 69,681 0.32% 4.48% 0.42% 9.76%
12/31/2022 13.04 0.29 (2.28) (1.99) — (0.04) (0.04) 11.01 (15.23)% 45,599 0.32% 2.52% 0.42% 9.84%
12/31/2021 10.87 0.17 2.02 2.19 (0.02) — (0.02) 13.04 20.19% 48,630 0.33% 1.40% 0.43% 16.53%
Class II Shares
6/30/2026 (Unaudited) 16.57 (0.01) 1.57 1.56 — — — 18.13 9.41% 203,534 0.39% (0.15)% 0.65% 20.93%
12/31/2025 14.07 0.30 2.29 2.59 — (0.09) (0.09) 16.57 18.45% 185,239 0.40% 2.01% 0.66% 50.75%
12/31/2024 12.32 0.13 1.76 1.89 — (0.14) (0.14) 14.07 15.37% 159,456 0.40% 0.98% 0.66% 23.66%
12/31/2023 10.97 0.48 1.61 2.09 — (0.74) (0.74) 12.32 19.54% 137,265 0.41% 4.12% 0.67% 9.76%
12/31/2022 12.99 0.28 (2.26) (1.98) — (0.04) (0.04) 10.97 (15.22)% 116,771 0.41% 2.42% 0.67% 9.84%
12/31/2021 10.83 0.16 2.02 2.18 (0.02) — (0.02) 12.99 20.10% 128,857 0.42% 1.35% 0.68% 16.53%
Class Y Shares
6/30/2026 (Unaudited) 17.84 0.01 1.69 1.70 — — — 19.54 9.53% 18,640 0.15% 0.10% 0.25% 20.93%
12/31/2025 15.10 0.50 2.33 2.83 — (0.09) (0.09) 17.84 18.78% 11,594 0.15% 3.02% 0.25% 50.75%
12/31/2024 13.17 0.38 1.69 2.07 — (0.14) (0.14) 15.10 15.74%( i ) 3,224 0.16% 2.54% 0.26% 23.66%
12/31/2023(j) 12.29 0.48 0.40 0.88 — — — 13.17 7.16%( i ) 20 0.18% 12.75% 0.26% 9.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor for the years ended 2023 and 2022.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
( i ) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - June 30, 2026 (Unaudited) - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)(h)
Class I Shares
6/30/2026 (Unaudited) $ 13.26 $ — $ 1.07 $ 1.07 $ — $ — $ — $ 14.33 8.07% $ 145,373 0.29% (0.02)% 0.39% 13.02%
12/31/2025 11.58 0.30 1.60 1.90 — (0.22) (0.22) 13.26 16.51% 136,976 0.30% 2.42% 0.40% 47.96%
12/31/2024 10.35 0.16 1.26 1.42 — (0.19) (0.19) 11.58 13.74% 118,690 0.29% 1.41% 0.39% 21.97%
12/31/2023 9.36 0.40 1.24 1.64 — (0.65) (0.65) 10.35 18.07% 107,285 0.30% 4.09% 0.40% 13.04%
12/31/2022 11.23 0.24 (1.93) (1.69) — (0.18) (0.18) 9.36 (15.01)% 89,199 0.30% 2.47% 0.40% 7.97%
12/31/2021 9.53 0.15 1.58 1.73 (0.03) — (0.03) 11.23 18.12% 103,327 0.30% 1.45% 0.40% 14.74%
Class II Shares
6/30/2026 (Unaudited) 13.18 (0.01) 1.06 1.05 — — — 14.23 7.97% 364,117 0.38% (0.11)% 0.64% 13.02%
12/31/2025 11.52 0.28 1.60 1.88 — (0.22) (0.22) 13.18 16.43% 351,779 0.39% 2.26% 0.65% 47.96%
12/31/2024 10.30 0.14 1.27 1.41 — (0.19) (0.19) 11.52 13.71% 340,953 0.38% 1.28% 0.64% 21.97%
12/31/2023 9.33 0.38 1.24 1.62 — (0.65) (0.65) 10.30 17.90% 324,297 0.39% 3.90% 0.65% 13.04%
12/31/2022 11.21 0.23 (1.93) (1.70) — (0.18) (0.18) 9.33 (15.13)% 300,110 0.39% 2.34% 0.65% 7.97%
12/31/2021 9.51 0.14 1.58 1.72 (0.02) — (0.02) 11.21 18.06% 370,583 0.39% 1.31% 0.65% 14.74%
Class Y Shares
6/30/2026 (Unaudited) 14.25 0.01 1.15 1.16 — — — 15.41 8.14% 6,639 0.14% 0.14% 0.24% 13.02%
12/31/2025 12.41 0.44 1.62 2.06 — (0.22) (0.22) 14.25 16.70% 4,335 0.15% 3.32% 0.25% 47.96%
12/31/2024 11.07 0.44 1.09 1.53 — (0.19) (0.19) 12.41 13.84%(i) 1,013 0.14% 3.57% 0.24% 21.97%
12/31/2023(j) 10.33 0.40 0.34 0.74 — — — 11.07 7.16%(i) 20 0.15% 12.52% 0.23% 13.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor for the year ended 2023.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

38 - Financial Highlights - June 30, 2026 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
hh
NVIT Blueprint
SM
Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2026 (Unaudited) $ 13.47 $ — $ 0.83 $ 0.83 $ — $ — $ — $ 14.30 6.16% $ 66,522 0.28% 0.04% 0.38% 11.82%
12/31/2025 12.11 0.35 1.29 1.64 — (0.28) (0.28) 13.47 13.60% 63,575 0.28% 2.74% 0.38% 40.03%
12/31/2024 11.04 0.22 1.01 1.23 — (0.16) (0.16) 12.11 11.18% 58,047 0.28% 1.89% 0.38% 17.01%
12/31/2023 10.26 0.42 1.07 1.49 — (0.71) (0.71) 11.04 14.95% 55,277 0.28% 3.96% 0.38% 10.09%
12/31/2022 12.32 0.27 (2.00) (1.73) — (0.33) (0.33) 10.26 (14.08)% 48,288 0.29% 2.50% 0.39% 15.72%
12/31/2021 10.87 0.18 1.30 1.48 (0.03) — (0.03) 12.32 13.64% 56,500 0.28% 1.50% 0.38% 9.16%
Class II Shares
6/30/2026 (Unaudited) 13.37 — 0.83 0.83 — — — 14.20 6.21% 1,714,992 0.37% (0.06)% 0.63% 11.82%
12/31/2025 12.03 0.32 1.30 1.62 — (0.28) (0.28) 13.37 13.52% 1,737,391 0.37% 2.57% 0.63% 40.03%
12/31/2024 10.99 0.20 1.00 1.20 — (0.16) (0.16) 12.03 10.96% 1,793,086 0.37% 1.69% 0.63% 17.01%
12/31/2023 10.22 0.40 1.08 1.48 — (0.71) (0.71) 10.99 14.92% 1,880,551 0.37% 3.71% 0.63% 10.09%
12/31/2022 12.29 0.25 (1.99) (1.74) — (0.33) (0.33) 10.22 (14.20)%(h) 1,845,598 0.38% 2.32% 0.64% 15.72%
12/31/2021 10.84 0.15 1.32 1.47 (0.02) — (0.02) 12.29 13.56%(h) 2,380,436 0.37% 1.32% 0.63% 9.16%
Class Y Shares
6/30/2026 (Unaudited) 14.47 0.01 0.90 0.91 — — — 15.38 6.29% 4,216 0.13% 0.20% 0.23% 11.82%
12/31/2025 12.97 0.54 1.24 1.78 — (0.28) (0.28) 14.47 13.77% 2,244 0.13% 3.94% 0.23% 40.03%
12/31/2024 11.80 0.46 0.87 1.33 — (0.16) (0.16) 12.97 11.31% 774 0.13% 3.58% 0.23% 17.01%
12/31/2023(i) 11.09 0.41 0.30 0.71 — — — 11.80 6.40% 11 0.15% 11.96% 0.23% 10.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - June 30, 2026 (Unaudited) - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2026 (Unaudited) $ 12.83 $ 0.01 $ 0.59 $ 0.60 $ — $ — $ — $ 13.43 4.68% $ 9,653 0.30% 0.21% 0.40% 8.93%
12/31/2025 11.67 0.40 0.92 1.32 — (0.16) (0.16) 12.83 11.32% 8,453 0.30% 3.31% 0.40% 26.08%
12/31/2024 10.84 0.28 0.56 0.84 — (0.01) (0.01) 11.67 7.79% 7,439 0.29% 2.44% 0.39% 13.64%
12/31/2023 10.20 0.42 0.76 1.18 — (0.54) (0.54) 10.84 11.88% 7,026 0.29% 3.99% 0.39% 8.69%
12/31/2022 12.07 0.27 (1.84) (1.57) — (0.30) (0.30) 10.20 (13.05)% 6,282 0.30% 2.52% 0.40% 17.97%
12/31/2021 11.08 0.18 0.84 1.02 (0.03) — (0.03) 12.07 9.23% 6,691 0.30% 1.56% 0.40% 9.22%
Class II Shares
6/30/2026 (Unaudited) 12.76 0.01 0.59 0.60 — — — 13.36 4.70% 437,221 0.39% 0.11% 0.65% 8.93%
12/31/2025 11.63 0.37 0.92 1.29 — (0.16) (0.16) 12.76 11.10% 454,784 0.39% 3.05% 0.65% 26.08%
12/31/2024 10.80 0.25 0.59 0.84 — (0.01) (0.01) 11.63 7.82% 473,914 0.38% 2.18% 0.64% 13.64%
12/31/2023 10.18 0.37 0.79 1.16 — (0.54) (0.54) 10.80 11.70% 517,483 0.38% 3.54% 0.64% 8.69%
12/31/2022 12.06 0.24 (1.82) (1.58) — (0.30) (0.30) 10.18 (13.14)%(h) 542,585 0.39% 2.26% 0.65% 17.97%
12/31/2021 11.07 0.16 0.85 1.01 (0.02) — (0.02) 12.06 9.12%(h) 696,957 0.39% 1.38% 0.65% 9.22%
Class Y Shares
6/30/2026 (Unaudited) 13.55 0.03 0.61 0.64 — — — 14.19 4.72%(h) 7 0.11% 0.38% 0.23% 8.93%
12/31/2025 12.31 0.44 0.96 1.40 — (0.16) (0.16) 13.55 11.38%(h) 6 0.12% 3.44% 0.24% 26.08%
12/31/2024 11.42 0.31 0.59 0.90 — (0.01) (0.01) 12.31 7.92%(h) 6 0.13% 2.59% 0.23% 13.64%
12/31/2023(i) 10.79 0.42 0.21 0.63 — — — 11.42 5.84%(h) 5 0.15% 12.75% 0.22% 8.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

40 - Financial Highlights - June 30, 2026 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2026 (Unaudited) $ 11.92 $ 0.02 $ 0.33 $ 0.35 $ — $ — $ — $ 12.27 2.94% $ 9,717 0.30% 0.36% 0.40% 9.01%
12/31/2025 10.96 0.43 0.53 0.96 — — — 11.92 8.76% 10,348 0.30% 3.80% 0.40% 22.73%
12/31/2024 10.42 0.32 0.22 0.54 — — — 10.96 5.18% 8,152 0.29% 2.94% 0.39% 16.43%
12/31/2023 9.77 0.36 0.50 0.86 — (0.21) (0.21) 10.42 8.91% 7,653 0.29% 3.54% 0.39% 8.85%
12/31/2022 11.35 0.25 (1.61) (1.36) — (0.22) (0.22) 9.77 (11.97)% 7,377 0.30% 2.40% 0.40% 21.03%
12/31/2021 10.91 0.18 0.31 0.49 (0.02) (0.03) (0.05) 11.35 4.49% 8,584 0.30% 1.64% 0.40% 15.86%
Class II Shares
6/30/2026 (Unaudited) 11.87 0.02 0.32 0.34 — — — 12.21 2.86% 402,189 0.39% 0.26% 0.65% 9.01%
12/31/2025 10.92 0.39 0.56 0.95 — — — 11.87 8.70% 424,763 0.39% 3.46% 0.65% 22.73%
12/31/2024 10.39 0.28 0.25 0.53 — — — 10.92 5.10% 456,871 0.38% 2.63% 0.64% 16.43%
12/31/2023 9.75 0.33 0.52 0.85 — (0.21) (0.21) 10.39 8.83% 514,447 0.38% 3.31% 0.64% 8.85%
12/31/2022 11.34 0.23 (1.60) (1.37) — (0.22) (0.22) 9.75 (12.07)% 554,768 0.39% 2.24% 0.65% 21.03%
12/31/2021 10.90 0.16 0.32 0.48 (0.01) (0.03) (0.04) 11.34 4.38% 700,533 0.39% 1.47% 0.65% 15.86%
Class Y Shares
6/30/2026 (Unaudited) 12.22 0.03 0.33 0.36 — — — 12.58 2.95% 770 0.15% 0.53% 0.25% 9.01%
12/31/2025 11.21 0.62 0.39 1.01 — — — 12.22 9.01% 569 0.15% 5.23% 0.25% 22.73%
12/31/2024 10.64 0.45 0.12 0.57 — — — 11.21 5.36% 123 0.14% 4.02% 0.24% 16.43%
12/31/2023(h) 10.12 0.33 0.19 0.52 — — — 10.64 5.14% 11 0.15% 10.66% 0.23% 8.85%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - June 30, 2026 (Unaudited) - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2026 (Unaudited) $ 13.45 $ 0.01 $ 0.71 $ 0.72 $ — $ — $ — $ 14.17 5.35% $ 35,157 0.29% 0.08% 0.39% 8.25%
12/31/2025 12.17 0.40 1.13 1.53 — (0.25) (0.25) 13.45 12.59% 33,547 0.29% 3.16% 0.39% 32.29%
12/31/2024 11.22 0.26 0.79 1.05 — (0.10) (0.10) 12.17 9.34% 28,974 0.29% 2.21% 0.39% 14.72%
12/31/2023 10.41 0.43 0.93 1.36 — (0.55) (0.55) 11.22 13.40% 27,005 0.29% 3.98% 0.39% 9.46%
12/31/2022 12.48 0.27 (1.97) (1.70) — (0.37) (0.37) 10.41 (13.60)% 22,509 0.29% 2.46% 0.39% 17.28%
12/31/2021 11.26 0.20 1.05 1.25 (0.03) — (0.03) 12.48 11.12% 25,787 0.29% 1.63% 0.39% 8.94%
Class II Shares
6/30/2026 (Unaudited) 13.29 — 0.71 0.71 — — — 14.00 5.34% 1,379,419 0.38% (0.01)% 0.64% 8.25%
12/31/2025 12.04 0.36 1.14 1.50 — (0.25) (0.25) 13.29 12.47% 1,420,442 0.38% 2.87% 0.64% 32.29%
12/31/2024 11.11 0.23 0.80 1.03 — (0.10) (0.10) 12.04 9.26% 1,482,243 0.38% 1.97% 0.64% 14.72%
12/31/2023 10.32 0.39 0.95 1.34 — (0.55) (0.55) 11.11 13.32% 1,591,767 0.38% 3.66% 0.64% 9.46%
12/31/2022 12.39 0.25 (1.95) (1.70) — (0.37) (0.37) 10.32 (13.70)% 1,577,974 0.38% 2.24% 0.64% 17.28%
12/31/2021 11.18 0.17 1.06 1.23 (0.02) — (0.02) 12.39 11.00% 2,042,920 0.38% 1.43% 0.64% 8.94%
Class Y Shares
6/30/2026 (Unaudited) 14.22 0.02 0.75 0.77 — — — 14.99 5.41% 2,863 0.14% 0.24% 0.24% 8.25%
12/31/2025 12.83 0.56 1.08 1.64 — (0.25) (0.25) 14.22 12.80% 1,829 0.14% 4.10% 0.24% 32.29%
12/31/2024 11.82 1.06 0.05 1.11 — (0.10) (0.10) 12.83 9.38%(h) 543 0.14% 8.24% 0.24% 14.72%
12/31/2023(i) 11.13 0.40 0.29 0.69 — — — 11.82 6.20%(h) 11 0.15% 11.79% 0.23% 9.46%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

42 - Financial Highlights - June 30, 2026 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2026 (Unaudited) $ 13.45 $ — $ 0.94 $ 0.94 $ — $ — $ — $ 14.39 6.99% $ 68,445 0.28% 0.01% 0.38% 12.00%
12/31/2025 11.99 0.32 1.47 1.79 — (0.33) (0.33) 13.45 15.05% 63,744 0.28% 2.55% 0.38% 47.66%
12/31/2024 10.75 0.19 1.16 1.35 — (0.11) (0.11) 11.99 12.58% 55,080 0.28% 1.65% 0.38% 18.82%
12/31/2023 9.96 0.40 1.18 1.58 — (0.79) (0.79) 10.75 16.45% 48,703 0.28% 3.83% 0.38% 9.43%
12/31/2022 12.27 0.26 (2.10) (1.84) — (0.47) (0.47) 9.96 (15.02)%(h) 40,461 0.29% 2.45% 0.39% 16.86%
12/31/2021 10.62 0.18 1.50 1.68 (0.03) — (0.03) 12.27 15.85%(h) 45,476 0.28% 1.54% 0.38% 9.64%
Class II Shares
6/30/2026 (Unaudited) 13.39 (0.01) 0.93 0.92 — — — 14.31 6.87%(h) 1,752,107 0.37% (0.08)% 0.63% 12.00%
12/31/2025 11.94 0.29 1.49 1.78 — (0.33) (0.33) 13.39 15.03%(h) 1,780,889 0.37% 2.34% 0.63% 47.66%
12/31/2024 10.71 0.17 1.17 1.34 — (0.11) (0.11) 11.94 12.53% 1,805,026 0.37% 1.44% 0.63% 18.82%
12/31/2023 9.94 0.37 1.19 1.56 — (0.79) (0.79) 10.71 16.28% 1,890,222 0.37% 3.56% 0.63% 9.43%
12/31/2022 12.25 0.24 (2.08) (1.84) — (0.47) (0.47) 9.94 (15.05)% 1,849,289 0.38% 2.20% 0.64% 16.86%
12/31/2021 10.60 0.15 1.52 1.67 (0.02) — (0.02) 12.25 15.76% 2,464,639 0.37% 1.33% 0.63% 9.64%
Class Y Shares
6/30/2026 (Unaudited) 14.60 0.01 1.01 1.02 — — — 15.62 6.99% 6,079 0.13% 0.17% 0.23% 12.00%
12/31/2025 12.96 0.43 1.54 1.97 — (0.33) (0.33) 14.60 15.32% 4,366 0.13% 3.15% 0.23% 47.66%
12/31/2024 11.60 0.32 1.15 1.47 — (0.11) (0.11) 12.96 12.69% 2,066 0.13% 2.53% 0.23% 18.82%
12/31/2023(i) 10.87 0.60 0.13 0.73 — — — 11.60 6.72% 921 0.14% 17.27% 0.24% 9.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - June 30, 2026 (Unaudited) - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2026 (Unaudited) $ 14.04 $ 0.02 $ 0.58 $ 0.60 $ — $ — $ — $ 14.64 4.27% $ 31,448 0.25% 0.24% 0.42% 8.87%
12/31/2025 12.85 0.74 0.47 1.21 — (0.02) (0.02) 14.04 9.39% 29,342 0.25% 5.49% 0.42% 44.49%
12/31/2024 11.80 0.30 0.75 1.05 — — — 12.85 8.90% 8,639 0.25% 2.42% 0.41% 16.44%
12/31/2023 10.47 0.47 0.86 1.33 — — — 11.80 12.70% 6,852 0.25% 4.24% 0.41% 19.75%
12/31/2022 12.12 0.30 (1.95) (1.65) — — — 10.47 (13.61)% 5,146 0.25% 2.78% 0.42% 15.38%
12/31/2021 11.03 0.19 0.94 1.13 (0.04) — (0.04) 12.12 10.24% 3,888 0.25% 1.64% 0.42% 10.52%
Class II Shares
6/30/2026 (Unaudited) 13.88 — 0.58 0.58 — — — 14.46 4.18% 440,063 0.45% 0.04% 0.67% 8.87%
12/31/2025 12.73 0.37 0.80 1.17 — (0.02) (0.02) 13.88 9.17% 451,426 0.45% 2.82% 0.67% 44.49%
12/31/2024 11.71 0.25 0.77 1.02 — — — 12.73 8.71% 470,730 0.45% 2.00% 0.66% 16.44%
12/31/2023 10.41 0.40 0.90 1.30 — — — 11.71 12.49% 492,894 0.45% 3.69% 0.67% 19.75%
12/31/2022 12.08 0.24 (1.91) (1.67) — — — 10.41 (13.82)% 482,259 0.45% 2.17% 0.67% 15.38%
12/31/2021 10.99 0.15 0.96 1.11 (0.02) — (0.02) 12.08 10.08% 602,996 0.45% 1.27% 0.67% 10.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44 - Financial Highlights - June 30, 2026 (Unaudited) - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2026 (Unaudited) $ 14.80 $ 0.02 $ 0.85 $ 0.87 $ — $ — $ — $ 15.67 5.88% $ 12,438 0.22% 0.25% 0.41% 11.81%
12/31/2025 13.67 0.39 1.01 1.40 — (0.27) (0.27) 14.80 10.28% 11,507 0.22% 2.81% 0.41% 40.90%
12/31/2024 12.28 0.28 1.11 1.39 — — — 13.67 11.32% 10,524 0.22% 2.13% 0.41% 17.14%
12/31/2023 11.09 0.48 0.91 1.39 — (0.20) (0.20) 12.28 12.61% 8,817 0.22% 4.17% 0.41% 19.94%
12/31/2022 13.06 0.31 (2.28) (1.97) — — — 11.09 (15.08)% 7,648 0.22% 2.67% 0.41% 13.95%
12/31/2021 11.32 0.19 1.59 1.78 (0.04) — (0.04) 13.06 15.72% 7,629 0.22% 1.54% 0.41% 9.86%
Class II Shares
6/30/2026 (Unaudited) 14.62 — 0.83 0.83 — — — 15.45 5.68%(h) 1,022,419 0.42% 0.05% 0.66% 11.81%
12/31/2025 13.53 0.35 1.01 1.36 — (0.27) (0.27) 14.62 10.09%(h) 1,051,146 0.42% 2.50% 0.66% 40.90%
12/31/2024 12.18 0.23 1.12 1.35 — — — 13.53 11.08% 1,112,222 0.42% 1.78% 0.66% 17.14%
12/31/2023 11.02 0.43 0.93 1.36 — (0.20) (0.20) 12.18 12.42% 1,155,641 0.42% 3.78% 0.66% 19.94%
12/31/2022 13.01 0.26 (2.25) (1.99) — — — 11.02 (15.30)%(h) 1,126,400 0.42% 2.23% 0.66% 13.95%
12/31/2021 11.28 0.15 1.60 1.75 (0.02) — (0.02) 13.01 15.50%(h) 1,432,147 0.42% 1.20% 0.66% 9.86%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 45
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2026, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Blueprint
SM
Aggressive Fund ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund ("Blueprint Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund ("Blueprint Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund ("Blueprint Capital Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund ("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund ("Blueprint Managed Growth")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds. Shares of Blueprint
Managed Growth & Income are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)(together, the “Underlying
Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I, Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

46 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Blueprint Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 18,436,627 $ – $ – $ 18,436,627
Investment Companies 317,911,685 – – 317,911,685
Total $ 336,348,312 $ – $ – $ 336,348,312
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 27,930,608 $ – $ – $ 27,930,608
Investment Companies 488,369,834 – – 488,369,834
Total $ 516,300,442 $ – $ – $ 516,300,442

Blueprint Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 47
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 108,524,524 $ – $ – $ 108,524,524
Investment Companies 1,677,779,605 – – 1,677,779,605
Total $ 1,786,304,129 $ – $ – $ 1,786,304,129
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 26,712,099 $ – $ – $ 26,712,099
Investment Companies 420,341,172 – – 420,341,172
Total $ 447,053,271 $ – $ – $ 447,053,271
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 21,761,511 $ – $ – $ 21,761,511
Investment Companies 391,364,148 – – 391,364,148
Total $ 413,125,659 $ – $ – $ 413,125,659
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 86,191,706 $ – $ – $ 86,191,706
Investment Companies 1,331,898,368 – – 1,331,898,368
Total $ 1,418,090,074 $ – $ – $ 1,418,090,074
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 111,975,323 $ – $ – $ 111,975,323
Investment Companies 1,715,544,463 – – 1,715,544,463
Total $ 1,827,519,786 $ – $ – $ 1,827,519,786
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 28,157,196 $ – $ – $ 28,157,196
Futures Contracts# 40,890 – – 40,890
Investment Companies 419,831,785 – – 419,831,785
Total Assets $ 448,029,871 $ – $ – $ 448,029,871
Liabilities:
Futures Contracts# $ (14,920) $ – $ – $ (14,920)
Total Liabilities $ (14,920) $ – $ – $ (14,920)
Total $ 448,014,951 $ – $ – $ 448,014,951

48 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Blueprint Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2026, Funds that had overdrawn balances were as follows:
(c) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Blueprint Managed Growth & Income and Blueprint Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 50% and 60%, respectively, which is represented by each Fund’s allocations to underlying equity funds. Second, each Funds enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, Blueprint Managed Growth & Income and Blueprint Managed Growth may increase their equity exposure to a maximum of 65% or to a minimum of 0% and a maximum of 80% or to a minimum of 0%, respectively, of each Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 57,811,483 $ – $ – $ 57,811,483
Futures Contracts# 2,486,302 – – 2,486,302
Investment Companies 904,005,224 – – 904,005,224
Total $ 964,303,009 $ – $ – $ 964,303,009
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Fund
U.S. Dollar
Amount
Blueprint Moderate $ 941,136
Blueprint Moderately Conservative 49,487
Blueprint Balanced 556,815

Blueprint Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 49
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2026:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2026:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2026:
Blueprint Managed Growth & Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 40,890
Total $ 40,890
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (14,920)
Total $ (14,920)
Blueprint Managed Growth
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 2,486,302
Total $ 2,486,302
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (4,514,066)
Total $ (4,514,066)
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (3,035,683)
Total $ (3,035,683)
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 235,193
Total $ 235,193

50 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Blueprint Funds
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended June 30, 2026:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2026, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(e) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(f) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 2,706,566
Total $ 2,706,566
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 39,163,535
Average Notional Balance Short $ 5,481,411
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $ 188,321,105
Average Notional Balance Short $ 25,733,725

Blueprint Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 51
(g) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(h) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”), an affiliate of NFA, as subadviser for Blueprint Managed Growth
& Income and Blueprint Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended June 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $30,697 during the six months ended June 30, 2026.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%

52 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Blueprint Funds
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2027.
During the six months ended June 30, 2026, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2026, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
Fund
Advisory Fee
Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10
Blueprint Moderate 0.10
Blueprint Moderately Conservative 0.10
Blueprint Conservative 0.10
Blueprint Balanced 0.10
Blueprint Capital Appreciation 0.10
Fund Amount
Blueprint Aggressive $ 154,842
Blueprint Moderately Aggressive 246,867
Blueprint Moderate 881,018
Blueprint Moderately Conservative 223,540
Blueprint Conservative 209,817
Blueprint Balanced 706,406
Blueprint Capital Appreciation 901,067
Fund
Effective Advisory Fee
Rate Before Contractual*
Fee Waivers *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Blueprint Aggressive 0.20% 0.10%
Blueprint Moderately Aggressive 0.20 0.10
Blueprint Moderate 0.20 0.10
Blueprint Moderately Conservative 0.20 0.10
Blueprint Conservative 0.20 0.10
Blueprint Balanced 0.20 0.10
Blueprint Capital Appreciation 0.20 0.10
Blueprint Managed Growth & Income 0.22 0.22
Blueprint Managed Growth 0.22 0.22
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

Blueprint Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 53
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2027.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2026, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2026, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25
Blueprint Moderate All Classes 0.25
Blueprint Moderately Conservative All Classes 0.25
Blueprint Conservative All Classes 0.25
Blueprint Balanced All Classes 0.25
Blueprint Capital Appreciation All Classes 0.25
Blueprint Managed Growth & Income All Classes 0.10
Blueprint Managed Growth All Classes 0.07
Fund Classes
Amount
(annual rate)
Blueprint Managed Growth & Income Class I 0.88%
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount
Six Months Ended
June 30, 2026
Amount Total
Blueprint Aggressive $ — $ — $ — $ — $ —
Blueprint Moderately Aggressive — — — — —
Blueprint Moderate — — — — —
Blueprint Moderately Conservative — — — — —
Blueprint Conservative — — — — —
Blueprint Balanced — — — — —
Blueprint Capital Appreciation — — — — —
Blueprint Managed Growth &
Income 399,769 818,700 768,874 388,191 2,375,534
Blueprint Managed Growth 1,065,022 2,175,735 2,030,635 970,227 6,241,619

54 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Blueprint Funds
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2026, NFM earned an aggregate of $1,081,558 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2026, the Funds' aggregate portion of such costs amounted to $16,908.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2027:
During the six months ended June 30, 2026, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
Blueprint Aggressive 0.16%
Blueprint Moderately Aggressive 0.16
Blueprint Moderate 0.16
Blueprint Moderately Conservative 0.16
Blueprint Conservative 0.16
Blueprint Balanced 0.16
Blueprint Capital Appreciation 0.16
Blueprint Managed Growth & Income 0.05
Blueprint Managed Growth 0.05
Fund Amount
Blueprint Aggressive $ 152,207
Blueprint Moderately Aggressive 279,883
Blueprint Moderate 1,356,047
Blueprint Moderately Conservative 350,553
Blueprint Conservative 327,564
Blueprint Balanced 1,101,891
Blueprint Capital Appreciation 1,385,642
Blueprint Managed Growth & Income 110,189
Blueprint Managed Growth 254,763

Blueprint Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 55
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the six months ended June 30, 2026, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2026, each Fund’s total administrative services fees were as follows:
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the six months ended June 30, 2026 were as follows:
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15
Blueprint Conservative 0.15 0.15
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15
Fund Amount
Blueprint Aggressive $ 221,727
Blueprint Moderately Aggressive 366,232
Blueprint Moderate 1,319,141
Blueprint Moderately Conservative 335,309
Blueprint Conservative 314,239
Blueprint Balanced 1,057,893
Blueprint Capital Appreciation 1,347,801
Blueprint Managed Growth & Income 353,010
Blueprint Managed Growth 773,068
Blueprint Aggressive
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 6,161,906 48,476,776 20,634,765 (1,628,764) 36,414 4,451,871 71,971,062 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 825,783 10,361,653 643,778 (2,178,647) 547,232 2,228,232 11,602,248 — —
NVIT GS International Equity
Insights Fund, Class Y 2,337,636 29,750,671 6,297,635 (3,610,354) 762,847 3,429,949 36,630,748 — —
NVIT GS Large Cap Equity
Fund, Class Y 2,765,979 52,752,396 2,953,232 (21,195,638) 4,645,314 (1,620,970) 37,534,334 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,545,895 14,275,793 7,095,493 (2,136,815) 103,183 4,360,919 23,698,573 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 1,489,806 48,696,705 3,105,933 (17,547,066) 1,223,574 1,438,235 36,917,381 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 5,557,126 51,913,673 20,920,541 (6,318,000) (507,760) 6,623,182 72,631,636 — —
Nationwide Loomis Core
Bond Fund, Class R6 345,655 3,032,247 289,944 (21,360) (3,994) (37,308) 3,259,529 67,029 —
NVIT Loomis Core Bond
Fund, Class Y 2,531,142 24,234,034 3,513,030 (4,312,999) (84,594) 316,703 23,666,174 — —
Total 283,493,948 65,454,351 (58,949,643) 6,722,216 21,190,813 317,911,685 67,029 —

56 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Blueprint Funds
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 7,989,513 66,849,848 23,187,000 (2,719,573) 110,642 5,889,596 93,317,513 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,068,635 13,890,262 — (2,542,727) 984,048 2,682,735 15,014,318 — —
NVIT GS International Equity
Insights Fund, Class Y 2,713,627 41,158,009 171,486 (4,264,072) 1,398,654 4,058,463 42,522,540 — —
NVIT GS Large Cap Equity
Fund, Class Y 3,867,075 73,689,959 545,473 (26,099,002) 6,893,739 (2,553,965) 52,476,204 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,443,251 20,313,395 — (3,060,011) 579,674 4,291,985 22,125,043 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 1,953,237 67,883,359 411,021 (23,339,000) 1,742,698 1,703,126 48,401,204 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 7,985,185 75,058,333 25,402,601 (5,133,529) 315,762 8,723,207 104,366,374 — —
Nationwide Loomis Core
Bond Fund, Class R6 1,039,172 9,720,477 212,595 — — (133,679) 9,799,393 212,593 —
NVIT Loomis Core Bond
Fund, Class Y 9,679,782 88,600,732 4,843,144 (3,713,503) (598,103) 1,373,694 90,505,964 — —
NVIT Loomis Short Term
Bond Fund, Class Y 987,089 9,732,702 — — — 108,579 9,841,281 — —
Total 466,897,076 54,773,320 (70,871,417) 11,427,114 26,143,741 488,369,834 212,593 —
Blueprint Moderate
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 23,507,011 196,862,041 79,977,662 (20,334,237) 858,289 17,198,136 274,561,891 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,241,136 29,604,559 — (5,583,820) 2,028,740 5,438,479 31,487,958 — —
NVIT GS International Equity
Insights Fund, Class Y 5,377,629 84,241,520 — (10,921,375) 3,534,895 7,412,409 84,267,449 — —
NVIT GS Large Cap Equity
Fund, Class Y 11,165,287 223,741,518 2,555,787 (87,735,159) 24,406,397 (11,455,593) 151,512,950 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,786,007 40,765,495 — (7,613,777) 1,550,254 8,007,512 42,709,484 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 5,611,702 196,823,158 10,596,049 (78,779,130) 5,685,788 4,732,102 139,057,967 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 22,744,871 224,325,809 78,189,854 (31,553,979) 1,680,004 24,633,776 297,275,464 — —
Nationwide Loomis Core
Bond Fund, Class R6 4,653,533 44,957,416 964,180 (1,438,667) (267,808) (332,302) 43,882,819 964,180 —
NVIT Loomis Core Bond
Fund, Class Y 54,441,575 546,136,002 2,294,708 (44,121,159) (6,997,314) 11,716,487 509,028,724 — —
NVIT Loomis Short Term
Bond Fund, Class Y 10,430,782 108,026,682 — (5,198,165) (322,430) 1,488,812 103,994,899 — —
Total 1,695,484,200 174,578,240 (293,279,468) 32,156,815 68,839,818 1,677,779,605 964,180 —

Blueprint Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 57
Blueprint Moderately Conservative
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 3,060,560 27,827,281 9,283,650 (3,805,816) 181,099 2,261,126 35,747,340 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 613,153 8,860,834 310,589 (2,823,861) 964,092 1,303,144 8,614,798 — —
NVIT GS International Equity
Insights Fund, Class Y 1,507,467 19,747,237 5,515,263 (4,336,187) 742,680 1,953,009 23,622,002 — —
NVIT GS Large Cap Equity
Fund, Class Y 1,700,796 35,277,967 753,271 (14,974,313) 4,192,500 (2,169,629) 23,079,796 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 380,695 5,858,156 114,509 (1,500,542) 330,171 1,033,761 5,836,055 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 732,991 27,761,685 804,856 (11,791,309) 741,958 646,335 18,163,525 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,934,418 41,649,961 12,198,080 (7,282,759) 327,387 4,530,177 51,422,846 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,010,343 9,279,224 242,492 (383,287) (16,360) (119,914) 9,002,155 242,333 —
Nationwide Loomis Core
Bond Fund, Class R6 1,902,219 18,657,836 393,714 (870,121) (159,490) (84,011) 17,937,928 393,869 —
NVIT Loomis Core Bond
Fund, Class Y 19,036,150 189,992,053 1,519,586 (15,160,969) (2,413,247) 4,050,580 177,988,003 — —
NVIT Loomis Short Term
Bond Fund, Class Y 4,907,395 51,016,693 — (2,638,330) (153,206) 701,567 48,926,724 — —
Total 435,928,927 31,136,010 (65,567,494) 4,737,584 14,106,145 420,341,172 636,202 —
Blueprint Conservative
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 1,646,262 13,002,321 7,484,347 (2,560,194) 104,041 1,197,826 19,228,341 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 288,371 4,404,685 101,461 (1,550,062) 588,571 506,962 4,051,617 — —
NVIT GS International Equity
Insights Fund, Class Y 690,524 7,088,895 4,825,010 (2,127,479) 382,790 651,300 10,820,516 — —
NVIT GS Large Cap Equity
Fund, Class Y 637,515 13,546,880 330,630 (5,999,381) 1,827,702 (1,054,757) 8,651,074 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 108,111 1,700,922 60 (436,020) 61,863 330,524 1,657,349 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 390,857 13,026,971 2,659,243 (6,776,180) 428,451 346,954 9,685,439 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 2,111,189 24,504,109 5,395,696 (5,168,730) (87,961) 2,950,125 27,593,239 — —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,853,708 17,434,455 462,391 (1,127,843) (52,642) (199,822) 16,516,539 448,189 —
Nationwide Loomis Core
Bond Fund, Class R6 2,417,039 24,013,551 632,758 (1,538,078) (292,509) (23,042) 22,792,680 508,152 —
NVIT Loomis Core Bond
Fund, Class Y 23,176,775 237,670,036 6,615,688 (29,606,652) (4,211,247) 6,235,017 216,702,842 — —
NVIT Loomis Short Term
Bond Fund, Class Y 5,382,599 56,818,820 757,213 (4,519,715) (161,694) 769,888 53,664,512 — —
Total 413,211,645 29,264,497 (61,410,334) (1,412,635) 11,710,975 391,364,148 956,341 —

58 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Blueprint Funds
Blueprint Balanced
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 13,408,095 119,617,017 41,079,000 (14,569,563) 659,182 9,820,910 156,606,546 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,120,059 29,535,234 — (7,345,298) 2,976,206 4,620,681 29,786,823 — —
NVIT GS International Equity
Insights Fund, Class Y 3,871,084 60,980,374 — (8,239,817) 2,676,855 5,242,471 60,659,883 — —
NVIT GS Large Cap Equity
Fund, Class Y 6,644,837 135,797,242 78,275 (53,497,173) 15,616,508 (7,824,420) 90,170,432 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,722,979 25,655,126 — (5,275,187) 1,160,555 4,872,770 26,413,264 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 3,215,707 120,522,330 — (46,820,345) 3,416,976 2,566,265 79,685,226 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 14,764,828 152,071,113 45,760,381 (22,608,888) 1,518,157 16,235,545 192,976,308 — —
Nationwide Loomis Core
Bond Fund, Class R6 5,250,988 50,915,117 1,090,147 (1,806,975) (341,262) (340,214) 49,516,813 1,090,147 —
NVIT Loomis Core Bond
Fund, Class Y 55,652,546 543,486,893 557,271 (28,312,441) (4,585,133) 9,204,711 520,351,301 — —
NVIT Loomis Short Term
Bond Fund, Class Y 12,611,010 130,726,628 — (6,407,458) (378,670) 1,791,272 125,731,772 — —
Total 1,369,307,074 88,565,074 (194,883,145) 22,719,374 46,189,991 1,331,898,368 1,090,147 —
Blueprint Capital Appreciation
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 29,289,235 257,864,689 88,246,000 (26,533,733) 1,071,458 21,449,851 342,098,265 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,072,795 41,697,811 — (9,121,676) 3,352,572 7,244,065 43,172,772 — —
NVIT GS International Equity
Insights Fund, Class Y 4,765,291 74,980,047 — (10,031,994) 3,246,759 6,477,295 74,672,107 — —
NVIT GS Large Cap Equity
Fund, Class Y 13,028,884 262,859,572 — (101,022,789) 28,735,670 (13,770,500) 176,801,953 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,014,492 59,274,552 — (11,568,879) 2,458,368 11,378,129 61,542,170 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 7,040,193 259,369,400 — (97,711,548) 7,026,819 5,771,305 174,455,976 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 24,358,132 233,191,153 88,551,000 (30,408,824) 1,472,034 25,555,423 318,360,786 — —
Nationwide Loomis Core
Bond Fund, Class R6 3,731,570 36,822,543 781,069 (1,926,410) (366,273) (122,221) 35,188,708 781,069 —
NVIT Loomis Core Bond
Fund, Class Y 46,698,333 456,833,755 4,403,929 (28,457,403) (4,628,074) 8,477,202 436,629,409 — —
NVIT Loomis Short Term
Bond Fund, Class Y 5,278,066 55,298,724 — (3,268,758) (199,756) 792,107 52,622,317 — —
Total 1,738,192,246 181,981,998 (320,052,014) 42,169,577 73,252,656 1,715,544,463 781,069 —

Blueprint Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 59
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent semi-
annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.
nationwide.com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 4,298,337 37,548,197 12,269,637 (2,950,291) 40,532 3,296,498 50,204,573 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 795,362 9,228,146 84,057 (686,423) 109,344 2,439,705 11,174,829 — —
NVIT GS International Equity
Insights Fund, Class Y 1,337,461 19,573,108 174,840 (1,427,760) 307,655 2,330,176 20,958,019 — —
NVIT GS Large Cap Equity
Fund, Class Y 2,077,480 42,738,055 391,205 (17,327,221) 4,868,488 (2,479,127) 28,191,400 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 640,390 8,315,120 73,971 (604,052) 72,805 1,959,329 9,817,173 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 1,007,420 37,468,470 346,740 (14,620,537) 938,105 831,092 24,963,870 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 4,986,966 48,433,449 14,724,024 (3,730,340) 116,001 5,636,505 65,179,639 — —
Nationwide Loomis Core
Bond Fund, Class R6 1,554,058 15,585,993 477,483 (1,201,240) (211,284) 3,818 14,654,770 330,382 —
NVIT Loomis Core Bond
Fund, Class Y 16,773,524 166,738,633 1,576,083 (12,870,429) (1,805,709) 3,193,874 156,832,452 — —
NVIT Loomis Short Term
Bond Fund, Class Y 3,796,897 40,132,234 378,258 (3,088,903) (127,596) 561,067 37,855,060 — —
Total 425,761,405 30,496,298 (58,507,196) 4,308,341 17,772,937 419,831,785 330,382 —
Blueprint Managed Growth
Security Description
Shares/Principal
at June 30, 2026
Market Value
December 31,
2025
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
June 30, 2026
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Large Cap Equity
Portfolio, Class R6 12,755,722 108,672,468 41,271,287 (10,678,289) 89,519 9,631,854 148,986,839 — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,188,624 16,069,852 19,776 (3,492,103) 1,367,280 2,735,368 16,700,173 — —
NVIT GS International Equity
Insights Fund, Class Y 2,758,006 47,427,432 57,227 (10,449,189) 4,038,325 2,144,157 43,217,952 — —
NVIT GS Large Cap Equity
Fund, Class Y 5,964,078 123,930,644 1,857,782 (51,700,807) 14,327,202 (7,482,277) 80,932,544 — —
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,554,680 23,146,709 27,810 (4,526,484) 824,216 4,360,989 23,833,240 — —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 3,002,974 107,765,205 7,866,776 (46,597,776) 2,917,760 2,461,727 74,413,692 — —
NVIT U.S. 130/30 Equity
Fund, Class Y 12,958,561 125,658,507 41,123,512 (11,932,120) 384,320 14,134,173 169,368,392 — —
Nationwide Loomis Core
Bond Fund, Class R6 2,417,424 24,235,019 1,155,464 (2,264,085) (392,303) 62,214 22,796,309 515,932 —
NVIT Loomis Core Bond
Fund, Class Y 28,725,237 295,192,388 369,013 (29,416,378) (3,960,811) 6,396,755 268,580,967 — —
NVIT Loomis Short Term
Bond Fund, Class Y 5,534,114 58,237,769 1,742,480 (5,433,804) (217,296) 845,967 55,175,116 — —
Total 930,335,993 95,491,127 (176,491,035) 19,378,212 35,290,927 904,005,224 515,932 —
* Purchases include reinvestment of income and realized gain distributions, as applicable.

60 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Blueprint Funds
restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended June 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2026, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semi-annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and  at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semi-annual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semi-annual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases
*
Sales
Blueprint Aggressive $ 73,146,552 $ 65,662,933
Blueprint Moderately Aggressive 65,044,349 80,831,210
Blueprint Moderate 210,635,694 334,419,407
Blueprint Moderately Conservative 40,371,422 76,896,339
Blueprint Conservative 38,192,985 72,161,092
Blueprint Balanced 117,958,594 229,685,271
Blueprint Capital Appreciation 218,730,047 361,525,636
Blueprint Managed Growth & Income 39,851,352 68,242,353
Blueprint Managed Growth 114,603,943 200,066,239
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Blueprint Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 61
9. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
10. Investments in Underlying Funds
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
11. Federal Tax Information
As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
12. Subsequent Events
The Trusts’ credit agreement has been renewed through June 30, 2027. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2026 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 284,571,287 $ 52,004,098 $ (227,073) $ 51,777,025
Blueprint Moderately Aggressive 444,566,822 75,058,156 (3,324,536) 71,733,620
Blueprint Moderate 1,630,871,676 198,498,448 (43,065,995) 155,432,453
Blueprint Moderately Conservative 431,121,642 33,388,514 (17,456,885) 15,931,629
Blueprint Conservative 423,361,389 5,722,301 (15,958,031) (10,235,730)
Blueprint Balanced 1,341,251,082 129,468,861 (52,629,869) 76,838,992
Blueprint Capital Appreciation 1,639,473,432 222,396,307 (34,349,953) 188,046,354
Blueprint Managed Growth & Income 414,738,048 38,222,860 (4,945,957) 33,276,903
Blueprint Managed Growth 866,595,930 101,746,484 (4,039,405) 97,707,079

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-BP (8-26)

Semi-Annual Financial Statements
June 30, 2026 (Unaudited)
Nationwide Variable Insurance Trust
Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery, you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the NVIT Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov /.
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html . You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures. Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov/
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at
1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2026 Nationwide.

Statements of Investments 2
Statements of Assets and Liabilities 8
Statements of Operations 12
Statements of Changes in Net Assets 14
Financial Highlights 18
Notes to Financial Statements 23

2 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
Investment Company 95 .1%
Shares Value ($)
Alternative Assets 95.1%
BlackRock Global Allocation VI
Fund, Class I 16,113,147 307,761,107
Total Alternative Assets
(cost $253,916,576) 307,761,107
Total Investment Company
(cost $253,916,576) 307,761,107
Total Investments
(cost $253,916,576) — 95.1% 307,761,107
Other assets in excess of liabilities — 4.9% 15,983,495
NET ASSETS — 100.0% $ 323,744,602
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (19) 9/2026 USD (2,988,035) 11,416
S&P 500 E-Mini Index (16) 9/2026 USD (6,038,600) 3,909
Net contracts 15,325
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Fixed Income ETF Fund - June 30, 2026 (Unaudited) - Statement of Investments - 3
Exchange Traded Funds 99 .7%
Shares Value ($)
Fixed Income Funds 99.7%
iShares Core 10+ Year USD
Bond ETF 217,279 10,701,186
iShares Core 1-5 Year USD
Bond ETF(a) 335,206 16,173,690
iShares Core U.S. Aggregate
Bond ETF 543,247 53,770,588
iShares Core Universal USD
Bond ETF(a) 233,062 10,755,811
iShares MBS ETF 113,925 10,768,191
iShares U.S. Treasury Bond ETF 235,774 5,370,932
Total Exchange Traded Funds
(cost $110,779,322) 107,540,398
Short-Term Investments 1 .1%
Money Market Funds 1.1%
BlackRock Liquidity FedFund,
Institutional Shares, 3.54% (b)
(c) 400,000 400,000
Invesco Government & Agency
Portfolio, Institutional Shares,
3.57% (b)(c) 400,000 400,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.56% (b)(c) 400,000 400,000
Total Short-Term Investments
(cost $1,200,000)
1,200,000
Repurchase Agreement 0 .8%
Principal
Amount ($)
CF Secured, LLC, 3.63%,
dated 6/30/2026, due
7/1/2026, repurchase price
$824,163, collateralized by
U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
7.50%, maturing 10/13/2026
- 11/20/2075; total market
value $840,646.(c)(d) 824,080 824,080
Total Repurchase Agreement
(cost $824,080) 824,080
Total Investments
(cost $112,803,402) — 101.6% 109,564,478
Liabilities in excess of other assets — (1.6)% (1,748,550)
NET ASSETS — 100.0% $ 107,815,928
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $2,241,045, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,200,000 and $824,080,
respectively, and by $269,693 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 4.88%, and maturity dates ranging from 4/15/2027 -
11/15/2055, a total value of $2,293,773.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $2,024,080.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 99 .8%
Shares Value ($)
Equity Funds 99.8%
iShares Core MSCI EAFE ETF 58,497 5,649,640
iShares Core MSCI International
Developed Markets ETF(a) 269,172 23,959,000
iShares Core S&P 500 ETF 64,931 48,626,177
iShares Core S&P Total U.S.
Stock Market ETF(a) 93,535 15,364,994
iShares MSCI USA Momentum
Factor ETF(a) 18,897 6,478,459
iShares MSCI USA Quality
Factor ETF 13,809 3,030,109
iShares U.S. Equity Factor
Rotation Active ETF(a) 274,211 18,649,090
Total Exchange Traded Funds
(cost $93,702,902) 121,757,469
Short-Term Investments 1 .5%
Money Market Funds 1.5%
BlackRock Liquidity FedFund,
Institutional Shares, 3.54% (b)
(c) 600,000 600,000
Invesco Government & Agency
Portfolio, Institutional Shares,
3.57% (b)(c) 600,000 600,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.56% (b)(c) 600,000 600,000
RBC BlueBay U.S. Government
Money Market Fund,
Institutional Shares, 3.55% (b)
(c) 41,362 41,362
Total Short-Term Investments
(cost $1,841,362)
1,841,362
Repurchase Agreement 1 .4%
Principal
Amount ($)
CF Secured, LLC, 3.63%,
dated 6/30/2026, due
7/1/2026, repurchase price
$1,672,594, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
7.50%, maturing 10/13/2026
- 11/20/2075; total market
value $1,706,046.(c)(d) 1,672,426 1,672,426
Total Repurchase Agreement
(cost $1,672,426) 1,672,426
Total Investments
(cost $97,216,690) — 102.7% 125,271,257
Liabilities in excess of other assets — (2.7)% (3,282,426)
NET ASSETS — 100.0% $ 121,988,831
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $3,486,921, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,841,362 and $1,672,426,
respectively, a total value of $3,513,788.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $3,513,788.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Asset Allocation Fund - June 30, 2026 (Unaudited) - Statement of Investments - 5
Investment Companies 95 .2%
Shares Value ($)
Balanced Fund 28.6%
American Balanced Fund, Class
R6 18,061,359 741,599,404
Total Balanced Fund
(cost $598,432,774) 741,599,404
Equity Funds 47.6%
American Funds Growth Fund,
Class 1 5,354,040 740,195,976
American Funds Washington
Mutual Investors Fund, Class
1 27,895,772 496,544,750
Total Equity Funds
(cost $929,196,089) 1,236,740,726
Investment Companies
Shares Value ($)
Fixed Income Funds 19.0%
American Funds U.S.
Government Securities Fund,
Class 1 12,569,578 123,433,259
Bond Fund of America (The),
Class R6 32,946,311 370,975,462
Total Fixed Income Funds
(cost $502,286,741) 494,408,721
Total Investment Companies
(cost $2,029,915,604) 2,472,748,851
Total Investments
(cost $2,029,915,604) — 95.2% 2,472,748,851
Other assets in excess of liabilities — 4.8% 125,071,277
NET ASSETS — 100.0% $ 2,597,820,128
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (48) 9/2026 USD (7,548,720) 15,752
Russell 2000 E-Mini Index (5) 9/2026 USD (761,400) (14,083)
S&P 500 E-Mini Index (294) 9/2026 USD (110,959,275) 150,438
S&P Midcap 400 E-Mini Index (15) 9/2026 USD (5,827,500) (76,918)
Net contracts 75,189
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 96 .3%
Shares Value ($)
Equity Fund 96.3%
American Funds Growth-Income
Fund, Class 1 9,667,887 675,011,846
Total Investment Company
(cost $456,655,750) 675,011,846
Total Investments
(cost $456,655,750) — 96.3% 675,011,846
Other assets in excess of liabilities — 3.7% 26,028,628
NET ASSETS — 100.0% $ 701,040,474
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 1 9/2026 USD 157,265 848
S&P 500 E-Mini Index 4 9/2026 USD 1,509,650 8,477
Net contracts 9,325
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

8 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Assets:
Investment securities, at value
*
$ 307,761,107
Repurchase agreements, at value —
Cash 15,483,931
Deposits with broker for futures contracts 666,065
Interest and dividends receivable 29,928
Security lending income receivable —
Receivable for investments sold 107,077
Receivable for capital shares issued —
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,356
Total Assets 324,049,464
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 105,183
Payable for variation margin on futures contracts 48,660
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 39,887
Fund administration fees 16,607
Distribution fees —
Administrative servicing fees 67,723
Accounting and transfer agent fees 476
Trustee fees 434
Custodian fees 1,296
Compliance program costs (Note 3) 338
Professional fees 16,039
Printing fees 7,896
Other 323
Total Liabilities 304,862
Commitments and contingencies (Note 3) —
Net Assets $ 323,744,602
* Includes value of securities on loan (Note 2) —
Cost of investment securities 253,916,576
Cost of repurchase agreements —
Represented by:
Capital $ 268,498,278
Total distributable earnings (loss) 55,246,324
Net Assets $ 323,744,602

Fund of Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 9
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 108,740,398 $ 123,598,831 $ 2,472,748,851 $ 675,011,846
824,080 1,672,426 — —
276,392 569,945 117,769,411 26,064,385
— — 9,288,653 358,199
470 547 1,613,678 49,217
4,062 5,548 — —
— 1,103,521 2,320,208 618,066
186,993 56,210 — —
— — — 9,325
3,989 3,749 — —
494 540 11,077 3,017
110,036,878 127,011,317 2,603,751,878 702,114,055
56,380 1,410,118 1,384,642 —
48,757 10,386 2,287,118 641,767
— — 787,767 —
2,024,080 3,513,788 — —
9,680 10,862 314,873 84,495
15,611 15,991 57,805 23,420
18,841 21,712 532,915 143,544
22,363 14,974 502,663 144,969
174 194 4,336 1,066
119 97 3,597 900
751 959 10,989 5,853
108 120 2,752 738
14,100 14,184 27,541 17,826
9,978 9,100 14,702 9,000
8 1 50 3
2,220,950 5,022,486 5,931,750 1,073,581
— — — —
$ 107,815,928 $ 121,988,831 $ 2,597,820,128 $ 701,040,474
2,241,045 3,486,921 — —
111,979,322 95,544,264 2,029,915,604 456,655,750
824,080 1,672,426 — —
$ 113,057,803 $ 73,148,441 $ 2,205,961,359 $ 338,377,514
(5,241,875) 48,840,390 391,858,769 362,662,960
$ 107,815,928 $ 121,988,831 $ 2,597,820,128 $ 701,040,474

10 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Net Assets:
Class II Shares $ 323,744,602
Class Y Shares —
Total $ 323,744,602
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 21,336,821
Class Y Shares —
Total 21,336,821
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 15 .17
Class Y Shares $ —

Fund of Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 11
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 91,713,636 $ 106,689,015 $ 2,597,820,128 $ 701,040,474
16,102,292 15,299,816 — —
$ 107,815,928 $ 121,988,831 $ 2,597,820,128 $ 701,040,474
9,484,922 4,426,487 200,723,421 37,379,110
1,679,376 664,356 — —
11,164,298 5,090,843 200,723,421 37,379,110
$ 9 .67 $ 24 .10 $ 12 .94 $ 18 .75
$ 9 .59 $ 23 .03 $ — $ —

12 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
INVESTMENT INCOME:
Interest income $ 223,893
Income from securities lending (net of fees) (Note 2) —
Dividend income —
Total Income 223,893
EXPENSES:
Investment advisory fees 1,185,743
Fund administration fees 56,187
Distribution fees Class II Shares 400,587
Administrative servicing fees Class II Shares 400,587
Professional fees 11,879
Printing fees 2,156
Trustee fees 5,101
Custodian fees 1,832
Accounting and transfer agent fees 908
Compliance program costs (Note 3) 666
Other 2,450
Total expenses before fees waived and expenses reimbursed 2,068,096
Distribution fees waived - Class II (Note 3) (400,587)
Investment advisory fees waived (Note 3) (945,390)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 722,119
NET INVESTMENT INCOME/(LOSS) (498,226)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions —
Net realized gains (losses) from:
Transactions in investment securities 681,980
Expiration or closing of futures contracts (Note 2) (3,336,266)
Net realized gains (losses) (2,654,286)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 23,695,122
Futures contracts (Note 2) 138,819
Net change in unrealized appreciation/depreciation 23,833,941
Net realized/unrealized gains (losses) 21,179,655
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 20,681,429

Fund of Funds - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 13
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 4,377 $ 3,322 $ 1,817,141 $ 396,950
12,733 23,461 — —
1,767,137 843,945 16,696,753 2,556,644
1,784,247 870,728 18,513,894 2,953,594
56,284 62,149 1,918,242 508,145
38,973 40,294 301,162 95,965
110,499 125,225 3,248,318 863,122
110,499 125,225 3,248,318 863,122
8,363 8,498 47,602 17,501
— — 13,937 4,206
1,581 1,767 41,813 11,081
1,389 1,616 15,305 6,964
373 400 7,279 1,952
210 230 5,430 1,435
1,026 1,117 24,625 6,503
329,197 366,521 8,872,031 2,379,996
— — — —
— — — —
(21,121) (19,859) — —
308,076 346,662 8,872,031 2,379,996
1,476,171 524,066 9,641,863 573,598
— — 105,748,498 46,190,345
(252,098) 21,889,304 5,768,501 12,357,772
— — (30,936,904) (6,840,530)
(252,098) 21,889,304 80,580,095 51,707,587
(693,812) (7,444,668) 32,952,984 7,951,942
— — 840,780 12,229
(693,812) (7,444,668) 33,793,764 7,964,171
(945,910) 14,444,636 114,373,859 59,671,758
$ 530,261 $ 14,968,702 $ 124,015,722 $ 60,245,356

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Fund of Funds
NVIT BlackRock Managed Global Allocation
Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income/(loss) $ (498,226) $ 9,061,402
Net realized gains (losses) (2,654,286) 16,322,404
Net change in unrealized appreciation/depreciation 23,833,941 19,684,128
Change in net assets resulting from operations 20,681,429 45,067,934
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Class Y — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (22,771,335) (49,231,647)
Change in net assets (2,089,906) (4,163,713)
Net Assets:
Beginning of period 325,834,508 329,998,221
End of period $ 323,744,602 $ 325,834,508
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 4,635,637 $ 6,636,097
Dividends reinvested — —
Cost of shares redeemed (27,406,972) (55,867,744)
Total Class II Shares (22,771,335) (49,231,647)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (22,771,335) $ (49,231,647)
SHARE TRANSACTIONS:
Class II Shares
Issued 321,562 529,108
Reinvested — —
Redeemed (1,869,602) (4,252,215)
Total Class II Shares (1,548,040) (3,723,107)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (1,548,040) (3,723,107)

Fund of Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 15
NVIT iShares
®
Fixed Income ETF Fund NVIT iShares
®
Global Equity ETF Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 1,476,171 $ 3,086,307 $ 524,066 $ 1,370,569
(252,098) (1,321,673) 21,889,304 367,503
(693,812) 3,604,843 (7,444,668) 14,958,172
530,261 5,369,477 14,968,702 16,696,244
— (2,670,122) — (1,300,975)
— (416,919) — (170,983)
— (3,087,041) — (1,471,958)
9,236,209 18,853,233 (1,887,619) (530,399)
9,766,470 21,135,669 13,081,083 14,693,887
98,049,458 76,913,789 108,907,748 94,213,861
$ 107,815,928 $ 98,049,458 $ 121,988,831 $ 108,907,748
$ 9,018,958 $ 19,887,217 $ 4,826,141 $ 14,092,748
— 2,670,122 — 1,300,975
(3,043,620) (9,459,714) (9,081,064) (13,870,430)
5,975,338 13,097,625 (4,254,923) 1,523,293
4,188,223 6,983,245 3,342,137 4,093,770
— 416,919 — 170,983
(927,352) (1,644,556) (974,833) (6,318,445)
3,260,871 5,755,608 2,367,304 (2,053,692)
$ 9,236,209 $ 18,853,233 $ (1,887,619) $ (530,399)
934,259 2,057,179 218,060 725,159
— 277,556 — 60,957
(314,967) (985,406) (404,551) (716,253)
619,292 1,349,329 (186,491) 69,863
437,117 738,545 154,514 226,163
— 43,840 — 8,403
(96,849) (171,421) (44,543) (349,561)
340,268 610,964 109,971 (114,995)
959,560 1,960,293 (76,520) (45,132)

The accompanying notes are an integral part of these financial statements.
16 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Fund of Funds
NVIT Managed American Funds Asset
Allocation Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 9,641,863 $ 37,559,377
Net realized gains 80,580,095 26,041,307
Net change in unrealized appreciation/depreciation 33,793,764 227,390,505
Change in net assets resulting from operations 124,015,722 290,991,189
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (224,107,357) (416,671,179)
Change in net assets (100,091,635) (125,679,990)
Net Assets:
Beginning of period 2,697,911,763 2,823,591,753
End of period $ 2,597,820,128 $ 2,697,911,763
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 18,038,519 $ 38,464,488
Dividends reinvested — —
Cost of shares redeemed (242,145,876) (455,135,667)
Total Class II Shares (224,107,357) (416,671,179)
Change in net assets from capital transactions $ (224,107,357) $ (416,671,179)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,463,648 3,378,969
Reinvested — —
Redeemed (19,383,301) (39,280,797)
Total Class II Shares (17,919,653) (35,901,828)
Total change in shares (17,919,653) (35,901,828)

Fund of Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 17
NVIT Managed American Funds Growth-
Income Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 573,598 $ 3,576,190
51,707,587 99,142,868
7,964,171 (26,889,006)
60,245,356 75,830,052
— (39,339,470)
— (39,339,470)
(72,802,516) (71,950,064)
(12,557,160) (35,459,482)
713,597,634 749,057,116
$ 701,040,474 $ 713,597,634
$ 1,084,111 $ 30,319,168
— 39,339,470
(73,886,627) (141,608,702)
(72,802,516) (71,950,064)
$ (72,802,516) $ (71,950,064)
62,427 1,997,772
— 2,369,848
(4,175,135) (8,486,247)
(4,112,708) (4,118,627)
(4,112,708) (4,118,627)

18 - Financial Highlights - June 30, 2026 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2026 (Unaudited) $ 14.24 $ (0.02) $ 0.95 $ 0.93 $ — $ — $ — $ 15.17 6.53% $ 323,745 0.45% (0.31)% 1.29% 1.42%
12/31/2025 12.40 0.37 1.47 1.84 — — — 14.24 14.84% 325,835 0.45% 2.80% 1.29% 12.71%
12/31/2024 11.55 0.12 0.73 0.85 — — — 12.40 7.36% 329,998 0.45% 1.02% 1.29% 10.42%
12/31/2023 10.33 0.20 1.02 1.22 — — — 11.55 11.81% 342,628 0.45% 1.83% 1.29% 3.93%
12/31/2022 12.13 (0.04) (1.76) (1.80) — — — 10.33 (14.84)% 334,538 0.45% (0.37)% 1.29% 6.33%
12/31/2021 12.04 0.05 0.49 0.54 (0.45) — (0.45) 12.13 4.43% 394,088 0.45% 0.44% 1.29% 6.74%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - June 30, 2026 (Unaudited) - Financial Highlights - 19
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Fixed Income ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2026 (Unaudited) $ 9.62 $ 0.13 $ (0.08) $ 0.05 $ — $ — $ — $ 9.67 0.52% $ 91,714 0.67% 2.82% 0.71% 1.26%
12/31/2025 9.34 0.34 0.25 0.59 (0.31) — (0.31) 9.62 6.33% 85,305 0.67% 3.47% 0.72% 7.80%
12/31/2024 9.53 0.31 (0.23) 0.08 (0.27) — (0.27) 9.34 0.81% 70,209 0.67% 3.29% 0.75% 2.64%
12/31/2023 9.29 0.26 0.22 0.48 (0.24) — (0.24) 9.53 5.22% 51,313 0.67% 2.81% 0.79% 5.33%
12/31/2022 10.97 0.18 (1.69) (1.51) (0.17) — (0.17) 9.29 (13.74)% 38,622 0.67% 1.79% 0.81% 14.54%
12/31/2021 11.30 0.13 (0.36) (0.23) (0.10) — (0.10) 10.97 (2.02)% 42,094 0.67% 1.19% 0.97% 7.69%
Class Y Shares
6/30/2026 (Unaudited) 9.52 0.16 (0.09) 0.07 — — — 9.59 0.74% 16,102 0.17% 3.32% 0.21% 1.26%
12/31/2025 9.21 0.39 0.24 0.63 (0.32) — (0.32) 9.52 6.88% 12,745 0.17% 4.05% 0.22% 7.80%
12/31/2024 9.39 0.37 (0.24) 0.13 (0.31) — (0.31) 9.21 1.36% 6,705 0.17% 3.87% 0.25% 2.64%
12/31/2023 9.15 0.31 0.22 0.53 (0.29) — (0.29) 9.39 5.77% 3,761 0.17% 3.37% 0.29% 5.33%
12/31/2022 10.81 0.22 (1.66) (1.44) (0.22) — (0.22) 9.15 (13.31)% 2,489 0.17% 2.30% 0.31% 14.54%
12/31/2021 11.14 0.19 (0.37) (0.18) (0.15) — (0.15) 10.81 (1.59)% 2,574 0.17% 1.70% 0.48% 7.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

20 - Financial Highlights - June 30, 2026 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Global Equity ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2026 (Unaudited) $ 21.18 $ 0.10 $ 2.82 $ 2.92 $ — $ — $ — $ 24.10 13.79% $ 106,689 0.67% 0.86% 0.70% 62.08%
12/31/2025 18.19 0.26 3.02 3.28 (0.27) (0.02) (0.29) 21.18 18.00% 97,715 0.67% 1.33% 0.71% 16.94%
12/31/2024 15.92 0.23 2.25 2.48 (0.21) — (0.21) 18.19 15.57% 82,643 0.67% 1.29% 0.73% 12.38%
12/31/2023 13.39 0.23 2.51 2.74 (0.21) — (0.21) 15.92 20.48% 62,870 0.67% 1.56% 0.76% 12.44%
12/31/2022 16.26 0.23 (2.88) (2.65) (0.22) — (0.22) 13.39 (16.33)%(h) 45,331 0.67% 1.64% 0.79% 13.66%
12/31/2021 13.51 0.28 2.66 2.94 (0.18) (0.01) (0.19) 16.26 21.79%(h) 45,409 0.64% 1.80% 0.94% 14.50%
Class Y Shares
6/30/2026 (Unaudited) 20.19 0.15 2.69 2.84 — — — 23.03 14.07% 15,300 0.17% 1.43% 0.21% 62.08%
12/31/2025 17.29 0.34 2.87 3.21 (0.29) (0.02) (0.31) 20.19 18.57% 11,193 0.17% 1.83% 0.21% 16.94%
12/31/2024 15.13 0.29 2.16 2.45 (0.29) — (0.29) 17.29 16.19% 11,571 0.17% 1.73% 0.23% 12.38%
12/31/2023 12.73 0.28 2.40 2.68 (0.28) — (0.28) 15.13 21.05% 8,521 0.17% 2.04% 0.26% 12.44%
12/31/2022 15.48 0.28 (2.75) (2.47) (0.28) — (0.28) 12.73 (15.96)% 5,347 0.17% 2.12% 0.29% 13.66%
12/31/2021 12.85 0.31 2.57 2.88 (0.24) (0.01) (0.25) 15.48 22.42% 5,202 0.17% 2.11% 0.51% 14.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fund of Funds - June 30, 2026 (Unaudited) - Financial Highlights - 21
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
6/30/2026 (Unaudited) $ 12.34 $ 0.05 $ 0.55 $ 0.60 $ — $ — $ — $ 12.94 4.86% $ 2,597,820 0.68% 0.74% 0.68% 9.92%
12/31/2025 11.09 0.16 1.09 1.25 — — — 12.34 11.27% 2,697,912 0.68% 1.38% 0.68% 17.55%
12/31/2024 9.55 0.17 1.37 1.54 — — — 11.09 16.13% 2,823,592 0.68% 1.58% 0.68% 11.67%
12/31/2023 8.86 0.15 1.32 1.47 — (0.78) (0.78) 9.55 17.22% 2,790,413 0.68% 1.68% 0.68% 10.72%
12/31/2022 13.57 0.12 (2.03) (1.91) — (2.80) (2.80) 8.86 (14.30)% 2,658,674 0.69% 1.11% 0.69% 18.36%
12/31/2021 12.04 0.03 1.50 1.53 — — — 13.57 12.71% 3,242,649 0.68% 0.24% 0.68% 111.63%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

22 - Financial Highlights - June 30, 2026 (Unaudited) - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
6/30/2026 (Unaudited) $ 17.20 $ 0.01 $ 1.54 $ 1.55 $ — $ — $ — $ 18.75 9.01% $ 701,040 0.69% 0.17% 0.69% 7.35%
12/31/2025 16.42 0.08 1.64 1.72 — (0.94) (0.94) 17.20 10.66% 713,598 0.69% 0.49% 0.69% 21.80%
12/31/2024 14.16 0.12 2.86 2.98 — (0.72) (0.72) 16.42 21.33% 749,057 0.69% 0.75% 0.69% 7.15%
12/31/2023 12.24 0.14 2.75 2.89 — (0.97) (0.97) 14.16 24.31% 733,545 0.69% 1.05% 0.69% 10.47%
12/31/2022 14.47 0.11 (2.34) (2.23) — — — 12.24 (15.41)% 645,973 0.69% 0.87% 0.69% 5.56%
12/31/2021 11.84 0.08 2.58 2.66 (0.03) — (0.03) 14.47 22.45% 743,472 0.69% 0.63% 0.69% 10.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

Fund of Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 23
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2026, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BlackRock Managed Global Allocation Fund ("BlackRock Managed Global Allocation")
NVIT iShares
®
Fixed Income ETF Fund ("iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund ("iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of BlackRock Managed Global Allocation, Managed American Asset Allocation, and Managed American Growth-Income.
Shares of iShares Fixed Income and iShares Global Equity are held by separate accounts established by NLIC, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds ("ETFs")) (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
Each Underlying Fund held by iShares Fixed Income and iShares Global Equity is sponsored by BlackRock Fund Advisors (the
“iShares ETF Underlying Funds”).
The Funds, as applicable, currently offer Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

24 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fund of Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other unaffiliated mutual funds (including ETFs), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's (the
"SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 15,325 $ – $ – $ 15,325
Investment Company 307,761,107 – – 307,761,107
Total $ 307,776,432 $ – $ – $ 307,776,432
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 107,540,398 $ – $ – $ 107,540,398
Repurchase Agreement – 824,080 – 824,080
Short-Term Investments 1,200,000 – – 1,200,000
Total $ 108,740,398 $ 824,080 $ – $ 109,564,478

Fund of Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 25
For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semi-annual report. BlackRock Managed Global Allocation's Underlying Fund's most recent annual or semi-
annual report can be found at www.blackrock.com. iShares ETF Underlying Funds’ most recent annual or semi-annual report to shareholders can be found at www.ishares.com. Managed American Asset Allocation's and Managed American Growth-Income's
Underlying Funds' most recent annual or semi-annual report can be found at www.americanfunds.com.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2026, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 121,757,469 $ – $ – $ 121,757,469
Repurchase Agreement – 1,672,426 – 1,672,426
Short-Term Investments 1,841,362 – – 1,841,362
Total $ 123,598,831 $ 1,672,426 $ – $ 125,271,257
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 166,190 $ – $ – $ 166,190
Investment Companies 2,472,748,851 – – 2,472,748,851
Total Assets $ 2,472,915,041 $ – $ – $ 2,472,915,041
Liabilities:
Futures Contracts# $ (91,001) $ – $ – $ (91,001)
Total Liabilities $ (91,001) $ – $ – $ (91,001)
Total $ 2,472,824,040 $ – $ – $ 2,472,824,040
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 9,325 $ – $ – $ 9,325
Investment Company 675,011,846 – – 675,011,846
Total $ 675,021,171 $ – $ – $ 675,021,171
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

26 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fund of Funds
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2026:
BlackRock Managed Global Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 15,325
Total $ 15,325
Managed American Asset Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 166,190
Total $ 166,190
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (91,001)
Total $ (91,001)
Managed American Growth-Income
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 9,325
Total $ 9,325
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

Fund of Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 27
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2026:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2026:
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended June 30, 2026:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2026, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (3,336,266)
Total $ (3,336,266)
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (30,936,904)
Total $ (30,936,904)
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (6,840,530)
Total $ (6,840,530)
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 138,819
Total $ 138,819
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 840,780
Total $ 840,780
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 12,229
Total $ 12,229
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Long $ 26,566,926
Average Notional Balance Short $ 2,363,333
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Long $ 191,949,916
Average Notional Balance Short $ 28,676,983
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Long $ 22,432,562
Average Notional Balance Short $ 538,583

28 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fund of Funds
(d) Securities Lending
During the six months ended June 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the six months ended June 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
iShares Fixed Income $ 2,024,080
iShares Global Equity 3,513,788

Fund of Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 29
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2026, the joint repos on a gross basis were as follows:
CF Secured, LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $116,116,883, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.50%, maturing 10/13/2026 - 11/20/2075; total market value
$118,439,223.
iShares Fixed Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 824,080 $ – $ 824,080 $ (824,080) $ –
Total $ 824,080 $ – $ 824,080 $ (824,080) $ –
iShares Global Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,672,426 $ – $ 1,672,426 $ (1,672,426) $ –
Total $ 1,672,426 $ – $ 1,672,426 $ (1,672,426) $ –
* As of June 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

30 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fund of Funds
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(j) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.

Fund of Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 31
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2026, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended June 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2027 or the Funds cease to operate as a “fund-of-funds”.
During the six months ended June 30, 2026, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2026, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
1
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $88,066 during the six months ended June 30, 2026.
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee
Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%
Fund Amount
BlackRock Managed Global Allocation $ 945,390
Fund
Effective Advisory Fee
Rate Before Contractual*
Fee Waivers *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
BlackRock Managed Global Allocation 0.74% 0.15%
iShares Fixed Income 0.11 0.11
iShares Global Equity 0.11 0.11
Managed American Asset Allocation 0.15 0.15
Managed American Growth-Income 0.15 0.15
* Please see above for additional information regarding contractual waivers.

32 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fund of Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2027.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2027.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, but including acquired fund fees and expenses) from exceeding the amounts listed in the following table until at least April 30, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2026, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
A
During the six months ended June 30, 2026, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
Fund Classes
Amount
(annual rate)
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17
Managed American Asset Allocation All Classes 0.23
Managed American Growth-Income Class II 0.22
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
Fund Classes
Amount
(annual rate)
Managed American Asset Allocation Class II 1.11%
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount
Six Months Ended
June 30, 2026
Amount Total
BlackRock Managed Global
Allocation $ — $ — $ — $ — $ —
iShares Fixed Income 26,446 50,935 46,478 21,121 144,980
iShares Global Equity 26,702 48,598 43,364 19,859 138,523
Managed American Asset Allocation — — — — —
Managed American Growth-Income — — — — —

Fund of Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 33
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2026, NFM earned an aggregate of $532,581 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2026, the Funds' aggregate portion of such costs amounted to $7,971.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II shares of each Fund. Class Y shares do not pay a distribution fee.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2027:
During the six months ended June 30, 2026, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%
Fund Amount
BlackRock Managed Global Allocation $ 400,587

34 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fund of Funds
For the six months ended June 30, 2026, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2026, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended June 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2026, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the iShares Fixed Income and iShares Global Equity invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.
Fund Class II
BlackRock Managed Global Allocation 0.25%
iShares Fixed Income 0.25
iShares Global Equity 0.25
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25
Fund Amount
BlackRock Managed Global Allocation $ 400,587
iShares Fixed Income 110,499
iShares Global Equity 125,225
Managed American Asset Allocation 3,248,318
Managed American Growth-Income 863,122
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 4,332,904 $ 27,346,546
iShares Fixed Income 11,837,983 1,298,115
iShares Global Equity 70,871,803 72,473,257
Managed American Asset Allocation 246,590,836 356,877,633
Managed American Growth-Income 49,132,377 71,831,192
* Purchases include reinvestments of income and realized gain distributions, as applicable.

Fund of Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 35
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s annual or semi-annual report to shareholders, which is available at www.ishares.com for iShares Fixed Income and iShares Global Equity
or at the SEC's website at www.sec.gov. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such Underlying Fund’s annual or semi-annual report to shareholders.
BlackRock Managed Global Allocation, Managed American Asset Allocation and Managed American Growth-Income each concentrates its investments primarily in a single Underlying Fund. Therefore, each Fund has the same principal risks as the
Underlying Fund. Information about each Underlying Fund’s risks may be found in such Underlying Fund’s annual or semi-
annual report to shareholders which can be found at www.blackrock.com for BlackRock Managed Global Allocation and www.
americanfunds.com for Managed American Asset Allocation and Managed American Growth-Income or at the SEC's website at
www.sec.gov. The relative concentration in each Underlying Fund also may affect the direct performance of each Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Investments in Underlying Funds
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Federal Tax Information
As of June 30, 2026, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through June 30, 2027. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2026 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 262,134,164 $ 45,642,268 $ – $ 45,642,268
iShares Fixed Income 116,063,149 – (6,498,671) (6,498,671)
iShares Global Equity 98,296,331 26,974,926 – 26,974,926
Managed American Asset Allocation 2,206,318,294 277,505,155 (10,999,409) 266,505,746
Managed American Growth-Income 467,197,355 207,823,816 – 207,823,816

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-FOF (8-26)

Semi-Annual Financial Statements
June 30, 2026 (Unaudited)
Nationwide Variable Insurance Trust
1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Fund
NVIT GS Small Cap Equity Insights Fund
NVIT U.S. 130/30 Equity Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery, you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the NVIT Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov /.
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html . You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures. Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov/
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at
1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2026 Nationwide.

Statements of Investments 2
Statements of Assets and Liabilities 44
Statements of Operations 48
Statements of Changes in Net Assets 50
Financial Highlights 54
Notes to Financial Statements 59

2 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks 99 .0%
Shares Value ($)
AUSTRALIA 0 .5%
Metals & Mining 0 .5%
Anglogold Ashanti plc 25,055 2,025,835
BELGIUM 0 .3%
Metals & Mining 0 .3%
Viohalco SA 61,882 1,361,137
BRAZIL 3 .7%
Banks 1 .3%
Banco Bradesco SA, ADR 524,700 1,820,709
Banco Bradesco SA 24,400 74,538
Itau Unibanco Holding SA
(Preference) 350,400 2,863,041
Itausa SA (Preference) 175,200 454,095
5,212,383
Capital Markets 0 .2%
Banco BTG Pactual SA 82,400 863,378
Communications Equipment 0 .1%
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 220,500 601,406
Electric Utilities 1 .1%
Axia Energia SA 418,390 4,407,347
Axia Energia SA (Preference) * 36,366 373,431
4,780,778
Health Care Providers & Services 0 .1%
Fleury SA 160,800 479,693
Metals & Mining 0 .6%
Cia de Ferro Ligas da Bahia
FERBASA (Preference), Class
FE 127,100 145,509
Gerdau SA (Preference) 91,000 366,306
Metalurgica Gerdau SA
(Preference) 390,400 696,508
Usinas Siderurgicas de Minas
Gerais SA * 340,100 503,335
Usinas Siderurgicas de Minas
Gerais SA (Preference) * 510,600 835,784
2,547,442
Oil, Gas & Consumable Fuels 0 .2%
Petroleo Brasileiro SA (Preference) 110,400 808,384
Water Utilities 0 .1%
Cia De Saneamento do Parana
Sanepar 114,600 261,670
15,555,134
CHILE 0 .9%
Banks 0 .3%
Banco de Chile 6,062,385 1,186,878
Banco de Credito e Inversiones SA 2,040 134,019
1,320,897
Chemicals 0 .5%
Sociedad Quimica y Minera de
Chile SA, ADR 27,055 2,003,152
Marine Transportation 0 .0%
†
Cia Sud Americana de Vapores SA 1,101,995 52,353
Passenger Airlines 0 .1%
Latam Airlines Group SA 11,121,455 323,403
3,699,805
Common Stocks
Shares Value ($)
CHINA 17 .4%
Air Freight & Logistics 0 .0%
†
J&T Global Express Ltd. *(a) 67,000 71,583
Automobile Components 0 .0%
†
Huayu Automotive Systems Co.
Ltd., Class A 43,286 98,960
Tianneng Power International Ltd.
(a) 140,000 84,651
183,611
Automobiles 1 .0%
Geely Automobile Holdings Ltd. 1,336,000 2,880,171
Yadea Group Holdings Ltd. Reg.
S (b) 1,028,000 1,167,725
4,047,896
Banks 2 .6%
Agricultural Bank of China Ltd.,
Class H 792,000 540,301
Bank of China Ltd., Class H 749,000 477,474
China Construction Bank Corp.,
Class H 3,715,000 3,827,757
Huishang Bank Corp. Ltd., Class H 1,164,000 641,057
Industrial & Commercial Bank of
China Ltd., Class H 5,158,000 4,232,968
Ping An Bank Co. Ltd., Class A 1,078,800 1,597,755
11,317,312
Broadline Retail 1 .9%
Alibaba Group Holding Ltd. 398,100 4,756,069
JD.com, Inc., Class A 268,600 3,418,023
PDD Holdings, Inc., ADR * 2,880 219,686
8,393,778
Capital Markets 0 .1%
China International Capital Corp.
Ltd., Class H Reg. S (b) 84,800 228,045
Chemicals 0 .8%
Ningxia Baofeng Energy Group
Co. Ltd., Class A 700,287 2,073,230
Satellite Chemical Co. Ltd., Class
A 88,300 303,738
Sinopec Shanghai Petrochemical
Co. Ltd., Class H * 682,000 94,739
Zhejiang Longsheng Group Co.
Ltd., Class A 435,900 780,032
3,251,739
Communications Equipment 0 .3%
Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class H
Reg. S (b) 7,500 248,441
Zhongji Innolight Co. Ltd., Class A 5,300 1,002,295
1,250,736
Construction & Engineering 0 .2%
Sinopec Engineering Group Co.
Ltd., Class H 1,325,500 834,433
Diversified Telecommunication Services 0 .2%
CITIC Telecom International
Holdings Ltd. 2,074,000 653,639
Electrical Equipment 1 .0%
Contemporary Amperex
Technology Co. Ltd., Class A 52,300 3,040,718
Harbin Electric Co. Ltd., Class H 336,000 662,476
Ningbo Deye Technology Corp.,
Class A 14,000 219,310

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2026 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
CHINA
Electrical Equipment
Sun King Technology Group Ltd. 142,000 52,693
Zhejiang Chint Electrics Co. Ltd.,
Class A 76,200 282,339
4,257,536
Electronic Equipment, Instruments & Components 1 .9%
AAC Technologies Holdings, Inc. 234,000 1,290,841
BOE Technology Group Co. Ltd.,
Class A 1,227,200 1,579,560
Kingboard Holdings Ltd. 37,500 570,982
Q Technology Group Co. Ltd. Reg.
S 456,000 401,344
Shengyi Technology Co. Ltd.,
Class A 80,400 2,071,259
TCL Technology Group Corp.,
Class A 2,163,391 1,867,553
7,781,539
Energy Equipment & Services 0 .3%
Anton Oilfield Services Group 5,698,000 602,040
China Oilfield Services Ltd., Class
H 558,000 443,131
1,045,171
Financial Services 0 .1%
China Development Bank
Financial Leasing Co. Ltd.,
Class H Reg. S (b) 1,106,000 210,536
Ground Transportation 0 .2%
Full Truck Alliance Co. Ltd., ADR 89,600 727,552
Hotels, Restaurants & Leisure 0 .6%
H World Group Ltd. 29,800 125,073
H World Group Ltd., ADR 15,900 663,348
Trip.com Group Ltd. * 40,650 1,614,481
2,402,902
Household Durables 0 .1%
TCL Electronics Holdings Ltd. 219,000 361,818
Independent Power and Renewable Electricity Producers 0 .3%
China Resources Power Holdings
Co. Ltd. (a) 110,000 237,886
China Yangtze Power Co. Ltd.,
Class A 207,500 809,449
Datang International Power
Generation Co. Ltd., Class H (a) 732,000 224,616
1,271,951
Insurance 0 .9%
China Life Insurance Co. Ltd.,
Class H 475,000 1,624,939
China Pacific Insurance Group Co.
Ltd., Class H 329,600 1,133,074
Ping An Insurance Group Co. of
China Ltd., Class H 152,500 997,276
3,755,289
Interactive Media & Services 2 .2%
Kuaishou Technology Reg. S (a)
(b) 31,800 169,916
Tencent Holdings Ltd. 170,600 9,401,632
9,571,548
IT Services 0 .1%
GDS Holdings Ltd., Class A *(a) 150,900 556,112
Common Stocks
Shares Value ($)
CHINA
Life Sciences Tools & Services 0 .1%
Wuxi Biologics Cayman, Inc. Reg.
S *(b) 95,000 420,977
Machinery 0 .3%
Lonking Holdings Ltd. 2,883,000 957,482
Weichai Power Co. Ltd., Class H 42,000 184,506
1,141,988
Marine Transportation 0 .5%
SITC International Holdings Co.
Ltd. 489,000 1,963,666
Metals & Mining 0 .8%
China Hongqiao Group Ltd. 638,500 1,638,591
China Nonferrous Mining Corp.
Ltd. 374,000 535,179
China Oriental Group Co. Ltd. * 1,604,000 229,716
Henan Shenhuo Coal Industry &
Electricity Power Co. Ltd., Class
A 168,490 525,859
Jiangxi Copper Co. Ltd., Class H 72,000 285,890
3,215,235
Paper & Forest Products 0 .1%
Lee & Man Paper Manufacturing
Ltd. 908,000 332,303
Pharmaceuticals 0 .1%
China Shineway Pharmaceutical
Group Ltd. 187,000 176,363
Consun Pharmaceutical Group
Ltd. 102,000 163,861
340,224
Semiconductors & Semiconductor Equipment 0 .1%
GigaDevice Semiconductor, Inc.,
Class A 3,000 369,095
Ingenic Semiconductor Co. Ltd.,
Class A 2,000 74,163
443,258
Technology Hardware, Storage & Peripherals 0 .5%
Lenovo Group Ltd. 688,000 2,055,366
Transportation Infrastructure 0 .0%
†
Qingdao Port International Co.
Ltd., Class H Reg. S (b) 233,000 187,228
Water Utilities 0 .1%
Guangdong Investment Ltd. 248,000 245,996
72,520,967
COLOMBIA 0 .1%
Banks 0 .1%
Grupo Cibest SA, ADR 4,342 344,885
CZECH REPUBLIC 0 .1%
Banks 0 .1%
Moneta Money Bank A/S Reg. S
(b) 33,212 291,189
HONG KONG 0 .3%
Electronic Equipment, Instruments & Components 0 .2%
Wasion Holdings Ltd. 324,000 826,163
Food Products 0 .0%
†
WH Group Ltd. Reg. S (b) 129,000 136,756

4 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
HONG KONG
Household Durables 0 .1%
Skyworth Group Ltd. * 400,000 215,677
1,178,596
INDIA 10 .4%
Automobile Components 0 .3%
Bharat Forge Ltd. 32,666 744,462
Bosch Ltd. 322 136,595
Samvardhana Motherson
International Ltd. 100,674 159,339
Sundram Fasteners Ltd. 5,378 53,232
1,093,628
Automobiles 0 .5%
Eicher Motors Ltd. 30,492 2,290,185
Banks 1 .9%
Bank of India 1,037,299 1,554,662
Canara Bank 225,805 300,707
HDFC Bank Ltd. 365,033 3,087,764
ICICI Bank Ltd., ADR 10,498 304,757
State Bank of India 176,541 1,931,361
Yes Bank Ltd. * 2,492,512 638,961
7,818,212
Capital Markets 0 .2%
Anand Rathi Wealth Ltd. 9,682 203,273
HDFC Asset Management Co. Ltd.
Reg. S (b) 19,133 539,668
Motilal Oswal Financial Services
Ltd. 11,116 112,287
855,228
Chemicals 0 .4%
Asian Paints Ltd. 35,372 988,008
Atul Ltd. 5,219 358,265
Gujarat Alkalies & Chemicals Ltd. 34,984 227,697
1,573,970
Communications Equipment 0 .1%
Astra Microwave Products Ltd. 27,371 511,247
Construction & Engineering 0 .2%
Kalpataru Projects International
Ltd. 9,867 143,172
Larsen & Toubro Ltd. 12,456 548,670
691,842
Electric Utilities 0 .3%
Adani Energy Solutions Ltd. * 68,844 1,092,538
Electrical Equipment 1 .4%
Bharat Heavy Electricals Ltd. 134,717 592,342
GE Vernova T&D India Ltd. 33,332 1,755,179
Hitachi Energy India Ltd. 6,365 2,366,683
Polycab India Ltd. 10,708 1,129,927
Siemens Energy India Ltd. 3,421 133,686
5,977,817
Electronic Equipment, Instruments & Components 0 .1%
Honeywell Automation India Ltd. * 555 233,787
Financial Services 0 .4%
Bajaj Holdings & Investment Ltd. 2,056 231,413
Power Finance Corp. Ltd. 168,670 761,508
REC Ltd. 174,731 676,318
1,669,239
Health Care Providers & Services 0 .1%
Dr Lal PathLabs Ltd. Reg. S (b) 16,708 290,751
Common Stocks
Shares Value ($)
INDIA
Household Durables 0 .3%
Dixon Technologies India Ltd. Reg.
S 11,067 1,402,204
Independent Power and Renewable Electricity Producers 0 .2%
NTPC Ltd. 196,922 745,819
Industrial Conglomerates 0 .0%
†
Apar Industries Ltd. 315 52,723
Insurance 0 .1%
Life Insurance Corp. of India 41,032 188,808
Star Health & Allied Insurance Co.
Ltd. * 10,825 67,422
256,230
IT Services 0 .3%
Infosys Ltd., ADR (a) 52,936 555,299
Tata Consultancy Services Ltd. 37,495 808,550
1,363,849
Machinery 0 .2%
Grindwell Norton Ltd. 2,875 66,057
Jamna Auto Industries Ltd. 346,210 483,957
Kirloskar Oil Engines Ltd. 4,986 124,873
MTAR Technologies Ltd. Reg. S * 4,216 343,132
1,018,019
Metals & Mining 0 .8%
Hindalco Industries Ltd. 154,887 1,576,701
Hindustan Zinc Ltd. 208,531 1,182,848
Jindal Steel Ltd. 32,112 361,158
Tata Steel Ltd. 93,817 187,358
3,308,065
Oil, Gas & Consumable Fuels 1 .4%
Aegis Logistics Ltd. 26,808 335,000
Bharat Petroleum Corp. Ltd. 705,752 2,272,030
Indian Oil Corp. Ltd. 1,354,729 2,001,543
Reliance Industries Ltd. 97,180 1,337,552
5,946,125
Pharmaceuticals 0 .6%
Laurus Labs Ltd. Reg. S (b) 135,457 2,184,685
Lupin Ltd. 5,481 140,385
Pfizer Ltd. 7,977 374,692
2,699,762
Specialty Retail 0 .0%
†
Electronics Mart India Ltd. * 64,388 83,760
Wireless Telecommunication Services 0 .6%
Bharti Airtel Ltd. 133,760 2,621,397
43,596,397
INDONESIA 0 .9%
Banks 0 .6%
Bank Mandiri Persero Tbk. PT 10,235,700 2,210,830
Food Products 0 .3%
Astra Agro Lestari Tbk. PT 195,400 65,018
Bumitama Agri Ltd. 854,300 1,082,706
Charoen Pokphand Indonesia Tbk.
PT 416,500 79,138
Perusahaan Perkebunan London
Sumatra Indonesia Tbk. PT 2,645,600 188,038
1,414,900
Gas Utilities 0 .0%
†
Perusahaan Gas Negara Persero
Tbk. PT 1,586,400 121,513

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2026 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
INDONESIA
Oil, Gas & Consumable Fuels 0 .0%
†
AKR Corporindo Tbk. PT 1,049,800 70,966
3,818,209
LUXEMBOURG 0 .1%
Capital Markets 0 .1%
Reinet Investments SCA 11,899 329,278
MEXICO 2 .0%
Banks 1 .3%
Grupo Financiero Banorte SAB de
CV, Class O 500,478 5,282,243
Regional SAB de CV 36,575 280,365
5,562,608
Metals & Mining 0 .7%
Grupo Mexico SAB de CV
Series B
185,905 2,107,437
Ternium SA, ADR 16,141 689,221
2,796,658
8,359,266
PERU 0 .1%
Banks 0 .1%
Credicorp Ltd. 720 280,498
PHILIPPINES 0 .2%
Banks 0 .2%
Metropolitan Bank & Trust Co. 777,170 825,265
POLAND 1 .1%
Banks 0 .6%
Bank Millennium SA * 34,447 179,165
Bank Polska Kasa Opieki SA 3,597 219,004
Powszechna Kasa Oszczednosci
Bank Polski SA 77,235 2,119,409
2,517,578
Insurance 0 .0%
†
Powszechny Zaklad Ubezpieczen
SA 9,688 169,122
Oil, Gas & Consumable Fuels 0 .5%
ORLEN SA 61,169 2,057,116
4,743,816
QATAR 0 .5%
Diversified Telecommunication Services 0 .2%
Ooredoo QPSC 222,931 812,090
Marine Transportation 0 .2%
Qatar Navigation QSC 281,915 789,603
Wireless Telecommunication Services 0 .1%
Vodafone Qatar PQSC 453,519 330,264
1,931,957
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC *^∞ 819,980 0
VTB Bank PJSC *^∞ 109,749 0
0
Chemicals 0 .0%
†
PhosAgro PJSC *^∞ 7,500 0
PhosAgro PJSC, GDR Reg. S *^∞ 48 0
0
0
Common Stocks
Shares Value ($)
SAUDI ARABIA 2 .8%
Banks 1 .6%
Al Rajhi Bank 47,882 840,598
Arab National Bank 217,646 1,201,979
Banque Saudi Fransi 114,414 590,940
Riyad Bank 464,926 2,465,486
Saudi Awwal Bank 221,757 1,910,032
7,009,035
Chemicals 0 .2%
Saudi Basic Industries Corp. 56,071 769,437
Construction & Engineering 0 .1%
Al Babtain Power &
Telecommunication Co. 17,553 303,275
Electrical Equipment 0 .2%
Riyadh Cables Group Co. 27,486 877,289
Oil, Gas & Consumable Fuels 0 .7%
Saudi Arabian Oil Co. Reg. S (b) 408,947 2,839,909
11,798,945
SOUTH AFRICA 1 .8%
Broadline Retail 0 .5%
Naspers Ltd., Class N 44,795 2,246,805
Capital Markets 0 .1%
Investec Ltd. 18,134 142,786
JSE Ltd. 33,483 321,671
464,457
Chemicals 0 .1%
Omnia Holdings Ltd. 74,237 506,998
Electronic Equipment, Instruments & Components 0 .3%
DataTec Ltd. 208,726 1,175,177
Financial Services 0 .2%
Remgro Ltd. 58,714 705,561
Food Products 0 .0%
†
Astral Foods Ltd. 3,692 53,383
Insurance 0 .5%
Discovery Ltd. 74,878 1,209,667
Momentum Group Ltd. 153,216 380,931
Old Mutual Ltd. 586,206 479,782
2,070,380
Metals & Mining 0 .1%
Gold Fields Ltd., ADR 7,461 250,615
7,473,376
SOUTH KOREA 24 .5%
Automobile Components 0 .3%
Hyundai Mobis Co. Ltd. 3,817 1,241,645
Banks 2 .5%
Hana Financial Group, Inc. 36,876 2,733,225
KB Financial Group, Inc. 30,696 3,156,576
Shinhan Financial Group Co. Ltd. 48,524 3,006,686
Woori Financial Group, Inc. 79,121 1,484,682
10,381,169
Broadline Retail 0 .0%
†
Shinsegae, Inc. 386 189,065
Capital Markets 0 .0%
†
Daishin Securities Co. Ltd.
(Preference) * 6,049 77,276
Electrical Equipment 0 .4%
HD Hyundai Electric Co. Ltd. 2,400 1,521,433

6 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
SOUTH KOREA
Electrical Equipment
LS Eco Energy Ltd. 6,070 207,099
1,728,532
Electronic Equipment, Instruments & Components 1 .4%
INTOPS Co. Ltd. 43,241 518,705
LG Innotek Co. Ltd. 929 599,238
Partron Co. Ltd. 33,371 125,362
Samsung Electro-Mechanics Co.
Ltd. 2,265 3,274,693
Samsung SDI Co. Ltd. * 4,048 1,280,380
Samsung SDI Co. Ltd.
(Preference) * 383 55,429
5,853,807
Household Durables 0 .7%
LG Electronics, Inc. 14,585 1,943,049
LG Electronics, Inc. (Preference) 17,212 825,330
2,768,379
Industrial Conglomerates 3 .8%
Doosan Co. Ltd. (Preference) 214 71,280
SK Square Co. Ltd. 7,595 8,459,375
SK, Inc. 13,363 7,287,480
15,818,135
Insurance 0 .3%
Mirae Asset Life Insurance Co.
Ltd. * 11,365 154,680
Samsung Fire & Marine Insurance
Co. Ltd. 1,214 486,154
Samsung Life Insurance Co. Ltd. 2,267 591,808
1,232,642
Machinery 0 .3%
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 5,626 1,276,936
TSI Co. Ltd. * 26,760 59,320
1,336,256
Oil, Gas & Consumable Fuels 0 .0%
†
HD Hyundai Co. Ltd. 652 84,248
Semiconductors & Semiconductor Equipment 5 .3%
Anapass, Inc. * 7,922 77,786
LOT Vacuum Co. Ltd. * 18,280 128,640
SK hynix, Inc. 11,981 21,138,262
TES Co. Ltd. 5,430 749,309
22,093,997
Technology Hardware, Storage & Peripherals 9 .4%
KONA I Co. Ltd. * 3,488 103,416
Samsung Electronics Co. Ltd. 160,204 35,023,325
Samsung Electronics Co. Ltd.
(Preference) 30,260 4,237,002
39,363,743
Trading Companies & Distributors 0 .1%
SK Networks Co. Ltd. 39,211 257,934
102,426,828
TAIWAN 27 .8%
Chemicals 0 .1%
Daxin Materials Corp. 11,000 135,727
Shinkong Synthetic Fibers Corp. 90,000 73,929
209,656
Communications Equipment 0 .2%
Accton Technology Corp. 9,000 711,648
YFC-Boneagle Electric Co. Ltd. 144,000 152,748
864,396
Common Stocks
Shares Value ($)
TAIWAN
Construction & Engineering 0 .2%
Acter Group Corp. Ltd. 7,000 285,403
United Integrated Services Co.
Ltd. 12,000 501,423
786,826
Electrical Equipment 0 .1%
Hong TAI Electric Industrial 264,000 308,409
Electronic Equipment, Instruments & Components 5 .8%
Alltek Technology Corp. 106,000 198,981
Channel Well Technology Co. Ltd. 7,000 11,679
Chroma ATE, Inc. 22,000 1,509,694
Chunghwa Precision Test Tech Co.
Ltd. 10,000 970,181
Delta Electronics, Inc. 82,000 5,075,369
Elite Material Co. Ltd. 3,000 513,384
Eson Precision Ind Co. Ltd. 18,000 58,477
Fositek Corp. 3,000 159,591
Genius Electronic Optical Co. Ltd. 12,000 249,478
GeoVision, Inc. 226,000 449,982
Gold Circuit Electronics Ltd. 18,000 685,170
Hon Hai Precision Industry Co.
Ltd. 481,000 3,855,911
Kaimei Electronic Corp. 90,000 603,164
Kinko Optical Co. Ltd. * 65,000 165,876
Nan Ya Printed Circuit Board Corp. 54,000 2,029,947
New Era Electronics Co. Ltd. 174,000 247,466
Sea Sonic Electronics Co. Ltd. 107,000 224,132
TA-I Technology Co. Ltd. * 21,000 149,923
Taiwan PCB Techvest Co. Ltd. 334,000 388,896
Tripod Technology Corp. 56,000 917,818
Unimicron Technology Corp. 63,000 2,145,126
Weikeng Industrial Co. Ltd. 213,000 335,374
WPG Holdings Ltd. 83,000 281,084
Yageo Corp. 75,000 2,713,200
Zhen Ding Technology Holding
Ltd. 11,000 219,948
24,159,851
Insurance 0 .6%
Cathay Financial Holding Co. Ltd. 861,000 2,675,946
Semiconductors & Semiconductor Equipment 19 .9%
Advanced Wireless Semiconductor
Co. 34,000 162,034
AP Memory Technology Corp. 15,000 483,362
Ardentec Corp. 186,000 1,307,796
ASE Technology Holding Co. Ltd. 190,000 4,102,968
Brillian Network & Automation
Integrated System Co. Ltd. 11,000 149,743
Contrel Technology Co. Ltd. 90,000 419,420
Forcelead Technology Corp. 28,000 172,465
Keystone Microtech Corp. 5,000 275,702
Macronix International Co. Ltd. * 142,000 702,132
MediaTek, Inc. 43,000 5,871,666
Nanya Technology Corp. * 58,000 835,248
Pan Jit International, Inc. 31,000 179,125
Sitronix Technology Corp. 22,000 231,902
Taiwan Semiconductor
Manufacturing Co. Ltd. 827,000 63,504,209
Topco Scientific Co. Ltd. 66,000 1,144,226
United Microelectronics Corp. * 335,000 1,797,114
Win Semiconductors Corp. 29,000 396,387
Winbond Electronics Corp. 106,000 698,941

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2026 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
TAIWAN
Semiconductors & Semiconductor Equipment
ZillTek Technology Corp. 63,000 528,255
82,962,695
Technology Hardware, Storage & Peripherals 0 .9%
Asia Vital Components Co. Ltd. 48,000 3,849,318
115,817,097
THAILAND 1 .1%
Banks 0 .5%
Kiatnakin Phatra Bank PCL 42,400 128,888
Krung Thai Bank PCL 1,862,900 2,143,289
2,272,177
Electronic Equipment, Instruments & Components 0 .1%
Delta Electronics Thailand PCL 27,800 276,751
Oil, Gas & Consumable Fuels 0 .2%
Thai Oil PCL 553,100 810,217
Wireless Telecommunication Services 0 .3%
Advanced Info Service PCL 108,200 1,221,033
4,580,178
TURKEY 0 .4%
Capital Markets 0 .0%
†
Is Yatirim Menkul Degerler A/S 171,372 132,866
Insurance 0 .1%
Anadolu Hayat Emeklilik A/S 37,145 82,092
Turkiye Sigorta A/S 2,882,529 381,649
463,741
Metals & Mining 0 .3%
Iskenderun Demir ve Celik A/S 722,493 872,018
Oil, Gas & Consumable Fuels 0 .0%
†
Turkiye Petrol Rafinerileri A/S 29,469 143,536
1,612,161
UNITED ARAB EMIRATES 1 .3%
Banks 0 .5%
Abu Dhabi Commercial Bank
PJSC 165,390 653,979
Dubai Islamic Bank PJSC 219,203 446,974
Emirates NBD Bank PJSC 125,741 1,016,703
2,117,656
Construction & Engineering 0 .3%
NMDC Group PJSC 19,673 117,830
Orascom Construction plc Reg. S 71,135 1,042,484
1,160,314
Industrial Conglomerates 0 .1%
Dubai Investments PJSC 546,778 552,720
Real Estate Management & Development 0 .4%
Emaar Development PJSC 147,321 559,168
Emaar Properties PJSC 313,303 1,026,031
1,585,199
5,415,889
UNITED STATES 0 .7%
Biotechnology 0 .6%
BeOne Medicines Ltd., Class H * 116,100 2,532,700
Marine Transportation 0 .1%
Seanergy Maritime Holdings Corp. 17,200 230,996
2,763,696
Total Common Stocks
(cost $283,770,064) 412,750,404
Preferred Stock 0 .0%
†
Shares Value ($)
BRAZIL 0 .0%
†
Electric Utilities 0 .0%
†
Axia Energia SA*∞ 34 358
Total Preferred Stock
(cost $392) 358
Short-Term Investments 0 .0%
†
Money Market Funds 0 .0%
†
BlackRock Liquidity FedFund,
Institutional Shares, 3.54%(c)(d) 38,271 38,271
Invesco Government & Agency
Portfolio, Institutional Shares,
3.57%(c)(d) 38,271 38,271
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.56%(c)(d) 38,271 38,271
RBC BlueBay U.S. Government
Money Market Fund, Institutional
Shares, 3.55%(c)(d) 58,958 58,958
Total Short-Term Investments
(cost $173,771) 173,771
Repurchase Agreement 0 .1%
Principal
Amount ($)
CF Secured, LLC, 3.63%, dated
6/30/2026, due 7/1/2026,
repurchase price $415,874,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
10/13/2026 - 11/20/2075; total
market value $424,191.(d)(e) 415,832 415,832
Total Repurchase Agreement
(cost $415,832) 415,832
Total Investments
(cost $284,360,059) — 99.1% 413,340,365
Other assets in excess of liabilities — 0.9% 3,950,489
NET ASSETS — 100.0%
$417,290,854

8 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $1,647,753, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $173,771 and $415,832,
respectively, and by $1,157,697 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 5.38%, and maturity dates ranging from
7/9/2026 - 11/15/2055, a total value of $1,747,300.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$8,915,826 which represents 2.14% of net assets.
(c) Represents 7-day effective yield as of June 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $589,603.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
TA Tax Allocation

NVIT GS Emerging Markets Equity Insights Fund - June 30, 2026 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 32 9/2026 USD 2,811,680 19,734
Net contracts 19,734
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks 97 .6%
Shares Value ($)
AUSTRALIA 6 .1%
Banks 1 .0%
Commonwealth Bank of Australia 22,339 2,553,199
National Australia Bank Ltd. 85,359 2,245,147
Westpac Banking Corp. 104,621 2,557,863
7,356,209
Broadline Retail 1 .2%
Wesfarmers Ltd. 149,917 9,408,959
Capital Markets 0 .3%
Macquarie Group Ltd. 11,864 2,064,712
Chemicals 0 .1%
Orica Ltd. 45,051 741,288
Commercial Services & Supplies 0 .1%
Brambles Ltd. 28,068 378,944
Construction & Engineering 0 .0%
†
Monadelphous Group Ltd. 9,339 201,795
NRW Holdings Ltd. 32,673 169,407
371,202
Diversified Telecommunication Services 0 .2%
Telstra Group Ltd. 395,293 1,390,192
Electric Utilities 0 .1%
Origin Energy Ltd. 74,035 562,800
Electronic Equipment, Instruments & Components 0 .2%
Codan Ltd. 27,279 837,917
Dicker Data Ltd. 49,615 433,348
1,271,265
Financial Services 0 .0%
†
AMP Ltd. 108,644 121,032
Challenger Ltd. 28,955 200,935
321,967
Ground Transportation 0 .2%
Aurizon Holdings Ltd. 431,428 1,249,117
Hotels, Restaurants & Leisure 0 .1%
Aristocrat Leisure Ltd. 19,309 822,619
Metals & Mining 2 .5%
BHP Group Ltd. 181,447 7,573,376
Evolution Mining Ltd. 102,366 835,910
Fortescue Ltd. 136,452 1,817,629
Glencore plc 48,921 333,675
Perenti Ltd. 246,562 382,582
Perseus Mining Ltd. 116,061 386,958
PLS Group Ltd. * 95,496 334,310
Regis Resources Ltd. 206,991 866,401
Rio Tinto Ltd. 2,653 315,905
Rio Tinto plc, ADR 62,279 5,912,145
Sandfire Resources Ltd. * 50,702 681,251
South32 Ltd. 99,649 267,975
19,708,117
Oil, Gas & Consumable Fuels 0 .1%
Woodside Energy Group Ltd. 24,232 469,139
46,116,530
AUSTRIA 0 .8%
Banks 0 .5%
BAWAG Group AG Reg. S (a) 13,461 2,698,936
Construction & Engineering 0 .2%
Strabag SE, Class BR 16,378 1,668,574
Common Stocks
Shares Value ($)
AUSTRIA
Electronic Equipment, Instruments & Components 0 .1%
AT&S Austria Technologie &
Systemtechnik AG * 4,335 1,046,872
Oil, Gas & Consumable Fuels 0 .0%
†
OMV AG 5,362 336,387
5,750,769
BELGIUM 0 .4%
Banks 0 .3%
KBC Ancora 22,510 2,112,860
Chemicals 0 .1%
Umicore SA 19,420 453,125
Pharmaceuticals 0 .0%
†
UCB SA 261 78,152
2,644,137
BERMUDA 0 .0%
†
Insurance 0 .0%
†
Conduit Holdings Ltd. 24,368 152,641
CHINA 0 .4%
Automobile Components 0 .1%
Nexteer Automotive Group Ltd. 804,000 392,253
Broadline Retail 0 .3%
Prosus NV 40,605 1,764,879
Diversified Telecommunication Services 0 .0%
†
CITIC Telecom International
Holdings Ltd. 481,000 151,591
Electronic Equipment, Instruments & Components 0 .0%
†
AAC Technologies Holdings, Inc. 26,000 143,427
Technology Hardware, Storage & Peripherals 0 .0%
†
Lenovo Group Ltd. 122,000 364,469
2,816,619
DENMARK 1 .2%
Banks 1 .0%
Danske Bank A/S 79,556 4,268,347
Jyske Bank A/S (Registered) 9,887 1,430,036
Ringkjoebing Landbobank A/S 5,391 1,280,202
6,978,585
Construction & Engineering 0 .0%
†
Per Aarsleff Holding A/S 1,890 213,586
Pharmaceuticals 0 .1%
H Lundbeck A/S 95,918 624,171
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 8,913 1,027,910
8,844,252
FINLAND 1 .0%
Banks 0 .5%
Nordea Bank Abp 191,532 3,637,599
Broadline Retail 0 .0%
†
Puuilo OYJ 16,447 337,672
Insurance 0 .5%
Sampo OYJ, Class A 351,957 3,699,357
7,674,628

NVIT GS International Equity Insights Fund - June 30, 2026 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
FRANCE 9 .9%
Aerospace & Defense 2 .1%
Safran SA 27,459 10,856,253
Thales SA 20,567 5,284,172
16,140,425
Automobile Components 0 .3%
Valeo SE 144,856 2,126,867
Banks 0 .9%
BNP Paribas SA 56,447 6,597,360
Building Products 0 .2%
Cie de Saint-Gobain SA 15,851 1,435,071
Chemicals 0 .8%
Air Liquide SA 29,005 5,743,978
Construction & Engineering 0 .5%
Vinci SA 25,323 3,703,630
Electrical Equipment 0 .8%
Legrand SA 29,457 4,972,098
Nexans SA 4,388 729,034
5,701,132
Energy Equipment & Services 0 .2%
Technip Energies NV (b) 8,557 323,900
Vallourec SACA * 15,392 359,301
Viridien * 7,416 705,197
1,388,398
Food Products 0 .8%
Danone SA 76,314 6,258,758
Health Care Equipment & Supplies 1 .1%
BioMerieux 1,525 119,756
EssilorLuxottica SA 45,691 8,572,207
8,691,963
Insurance 1 .0%
AXA SA 166,029 8,320,832
Life Sciences Tools & Services 0 .1%
Sartorius Stedim Biotech 2,283 474,129
Office REITs 0 .1%
Gecina SA 7,310 614,993
Oil, Gas & Consumable Fuels 0 .2%
Etablissements Maurel et Prom SA 16,681 146,561
Gaztransport Et Technigaz SA 708 149,958
TotalEnergies SE 19,127 1,485,801
1,782,320
Retail REITs 0 .3%
Klepierre SA 49,000 2,048,595
Textiles, Apparel & Luxury Goods 0 .5%
Hermes International SCA 1,877 3,434,621
74,463,072
GEORGIA 0 .3%
Banks 0 .3%
Lion Finance Group plc 9,558 1,437,520
TBC Bank Group plc 17,651 1,038,188
2,475,708
GERMANY 10 .6%
Aerospace & Defense 0 .1%
MTU Aero Engines AG 2,347 976,157
Air Freight & Logistics 0 .4%
Deutsche Post AG 54,750 3,322,217
Common Stocks
Shares Value ($)
GERMANY
Automobile Components 0 .0%
†
Aumovio SE * 5,691 234,015
Capital Markets 1 .2%
Deutsche Bank AG (Registered) 212,124 7,182,314
Deutsche Boerse AG 2,652 723,644
7,905,958
Chemicals 0 .7%
BASF SE 96,273 5,146,268
Commercial Services & Supplies 0 .1%
Bilfinger SE 4,487 412,055
Diversified Telecommunication Services 1 .1%
Deutsche Telekom AG
(Registered) 285,334 7,776,534
Electrical Equipment 0 .3%
Siemens Energy AG 13,751 2,606,188
Health Care Providers & Services 0 .4%
Fresenius SE & Co. KGaA 71,390 3,260,114
Household Products 0 .5%
Henkel AG & Co. KGaA 15,093 1,193,506
Henkel AG & Co. KGaA
(Preference) 29,378 2,468,875
3,662,381
Independent Power and Renewable Electricity Producers 0 .5%
RWE AG 54,691 3,543,339
Industrial Conglomerates 1 .9%
Siemens AG (Registered) 42,837 13,764,828
Insurance 0 .9%
Allianz SE (Registered) 12,730 6,024,382
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 895 499,625
6,524,007
Interactive Media & Services 0 .1%
Scout24 SE Reg. S (a) 12,630 1,044,279
Life Sciences Tools & Services 0 .1%
Sartorius AG (Preference) (b) 4,268 1,119,949
Machinery 0 .3%
Duerr AG 11,110 225,014
GEA Group AG 29,718 2,038,558
2,263,572
Metals & Mining 0 .0%
†
Aurubis AG 1,297 268,573
Multi-Utilities 0 .0%
†
E.ON SE 6,858 141,495
Oil, Gas & Consumable Fuels 0 .0%
†
Friedrich Vorwerk Group SE 3,144 242,182
Passenger Airlines 0 .2%
Deutsche Lufthansa AG
(Registered) 150,912 1,726,723
Pharmaceuticals 0 .4%
Merck KGaA 18,792 3,153,724
Semiconductors & Semiconductor Equipment 0 .6%
AIXTRON SE 7,589 456,461
Infineon Technologies AG 40,854 3,813,988
4,270,449

12 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
GERMANY
Software 0 .8%
Nemetschek SE 6,114 369,791
SAP SE 37,239 5,702,880
6,072,671
79,437,678
HONG KONG 1 .6%
Automobile Components 0 .0%
†
Johnson Electric Holdings Ltd. (b) 77,000 191,831
Banks 0 .3%
Bank of East Asia Ltd. (The) 816,200 1,306,690
Dah Sing Banking Group Ltd. 118,400 175,019
Dah Sing Financial Holdings Ltd. 90,800 437,864
1,919,573
Electric Utilities 0 .1%
Power Assets Holdings Ltd. 76,500 558,215
Electronic Equipment, Instruments & Components 0 .0%
†
Cowell e Holdings, Inc. (b) 100,000 300,182
Food Products 0 .3%
WH Group Ltd. Reg. S (a) 2,143,000 2,271,838
Insurance 0 .5%
AIA Group Ltd. 378,600 3,472,500
Real Estate Management & Development 0 .4%
CK Asset Holdings Ltd. 148,000 837,695
Hongkong Land Holdings Ltd. 187,400 1,340,956
Swire Properties Ltd. (b) 266,000 699,204
2,877,855
Semiconductors & Semiconductor Equipment 0 .0%
†
ASMPT Ltd. 11,700 361,020
11,953,014
IRELAND 0 .1%
Banks 0 .1%
AIB Group plc 81,178 953,962
ISRAEL 0 .2%
Aerospace & Defense 0 .1%
Elbit Systems Ltd. 809 615,293
Banks 0 .0%
†
Bank Hapoalim BM 11,549 266,357
Semiconductors & Semiconductor Equipment 0 .1%
Tower Semiconductor Ltd. * 2,800 720,834
1,602,484
ITALY 3 .4%
Automobile Components 0 .0%
†
Brembo NV 17,010 199,021
Banks 2 .4%
Banco BPM SpA 166,231 2,871,099
Credito Emiliano SpA 29,548 574,641
FinecoBank Banca Fineco SpA 101,748 2,552,641
Intesa Sanpaolo SpA 250,778 1,717,829
UniCredit SpA 107,555 9,622,651
17,338,861
Capital Markets 0 .1%
Azimut Holding SpA 19,284 782,358
Construction & Engineering 0 .0%
†
Maire SpA 18,903 309,446
Common Stocks
Shares Value ($)
ITALY
Electric Utilities 0 .2%
Enel SpA 121,382 1,394,623
Electrical Equipment 0 .7%
Prysmian SpA 26,701 4,485,362
Electronic Equipment, Instruments & Components 0 .0%
†
Esprinet SpA 36,359 279,039
Financial Services 0 .0%
†
Banca Mediolanum SpA 10,436 259,897
Machinery 0 .0%
†
Industrie De Nora SpA 22,113 168,148
Oil, Gas & Consumable Fuels 0 .0%
†
d'Amico International Shipping SA 14,155 106,076
25,322,831
IVORY COAST 0 .1%
Metals & Mining 0 .1%
Endeavour Mining plc 14,834 733,946
JAPAN 25 .8%
Automobile Components 1 .0%
Denso Corp. 70,600 815,488
G-Tekt Corp. (b) 12,100 154,620
Stanley Electric Co. Ltd. 8,100 175,888
Sumitomo Electric Industries Ltd. 346,000 6,386,675
TPR Co. Ltd. 13,200 113,262
7,645,933
Automobiles 0 .8%
Isuzu Motors Ltd. 221,800 2,932,918
Toyota Motor Corp. 172,600 2,894,547
5,827,465
Banks 2 .3%
77 Bank Ltd. (The) 8,100 166,209
Aozora Bank Ltd. (b) 14,000 234,057
Awa Bank Ltd. (The) 7,200 322,435
Bank of Nagoya Ltd. (The) 7,000 258,046
Bank of the Ryukyus Ltd. 18,700 301,655
CCI Group, Inc. 21,900 138,305
Chiba Bank Ltd. (The) (b) 28,200 428,874
Chugin Financial Group, Inc. 123,800 2,359,630
First Bank of Toyama Ltd. (The) (b) 6,700 105,392
Fukuoka Financial Group, Inc. 50,600 2,132,218
Hachijuni Nagano Bank Ltd. 34,200 507,951
Hirogin Holdings, Inc. 16,800 217,242
Mebuki Financial Group, Inc. 10,400 91,515
Mitsubishi UFJ Financial Group,
Inc. 261,300 5,183,695
Nanto Bank Ltd. (The) 45,900 498,755
Nishi-Nippon Financial Holdings,
Inc. 10,600 271,483
Oita Bank Ltd. (The) (b) 44,200 659,818
San-In Godo Bank Ltd. (The) 71,100 1,002,947
Shikoku Bank Ltd. (The) 6,600 122,606
Tochigi Bank Ltd. (The) 22,600 130,546
TOMONY Holdings, Inc. 44,200 239,245
Yamanashi Chuo Bank Ltd. (The) 4,200 161,636
Yokohama Financial Group, Inc. 260,000 2,777,542
18,311,802
Building Products 0 .4%
AGC, Inc. 48,500 2,097,397
Daikin Industries Ltd. 6,200 941,775
3,039,172

NVIT GS International Equity Insights Fund - June 30, 2026 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
JAPAN
Capital Markets 0 .8%
Daiwa Securities Group, Inc. 373,600 3,673,513
IwaiCosmo Holdings, Inc. 52,500 1,293,063
Nomura Holdings, Inc. 58,400 509,598
Okasan Securities Group, Inc. 24,300 144,240
Tokai Tokyo Financial Holdings,
Inc. 51,700 240,164
5,860,578
Chemicals 0 .6%
Ishihara Sangyo Kaisha Ltd. 18,000 317,608
Mitsubishi Chemical Group Corp. 119,900 833,055
Resonac Holdings Corp. 1,000 111,508
Sakai Chemical Industry Co. Ltd. 7,300 211,156
Shin-Etsu Chemical Co. Ltd. 34,800 1,517,543
Toray Industries, Inc. 63,500 440,792
Tosoh Corp. 53,700 973,364
4,405,026
Commercial Services & Supplies 0 .1%
Dai Nippon Printing Co. Ltd. 26,800 490,760
Japan Elevator Service Holdings
Co. Ltd. 23,100 247,900
Kyodo Printing Co. Ltd. (b) 20,600 200,549
939,209
Construction & Engineering 0 .2%
Asahi Kogyosha Co. Ltd. 6,200 172,687
Chudenko Corp. 25,100 840,798
Seikitokyu Kogyo Co. Ltd. (b) 33,200 297,144
Taikisha Ltd. 14,800 455,061
1,765,690
Construction Materials 0 .0%
†
Asia Pile Holdings Corp. 16,800 151,245
Consumer Finance 0 .0%
†
Orient Corp. (b) 22,500 117,649
Diversified Telecommunication Services 0 .4%
NTT, Inc. 3,210,600 2,863,458
Electric Utilities 0 .1%
Kyushu Electric Power Co., Inc. 53,500 540,320
Electrical Equipment 1 .1%
Fuji Electric Co. Ltd. 27,200 2,301,683
Fujikura Ltd. 52,000 2,018,561
Furukawa Electric Co. Ltd. 8,000 237,915
Mabuchi Motor Co. Ltd. (b) 79,200 771,492
Mitsubishi Electric Corp. 63,900 2,343,288
Nitto Kogyo Corp. (b) 9,100 269,323
7,942,262
Electronic Equipment, Instruments & Components 2 .4%
Alps Alpine Co. Ltd. 13,500 171,721
Dexerials Corp. 17,400 463,148
Iriso Electronics Co. Ltd. (b) 13,600 246,030
Kyocera Corp. 238,100 5,278,924
Murata Manufacturing Co. Ltd. 76,400 5,506,265
Nippon Electric Glass Co. Ltd. (b) 15,300 624,346
Sumida Corp. (b) 69,400 590,723
TDK Corp. 241,800 5,400,882
18,282,039
Financial Services 0 .6%
ORIX Corp. 121,300 4,597,255
Ground Transportation 0 .0%
†
Fukuyama Transporting Co. Ltd. 2,300 78,661
Common Stocks
Shares Value ($)
JAPAN
Health Care Equipment & Supplies 0 .7%
Asahi Intecc Co. Ltd. 30,900 725,120
Hoya Corp. 26,000 4,192,979
PHC Holdings Corp. 16,100 102,053
5,020,152
Hotels, Restaurants & Leisure 0 .1%
Food & Life Cos. Ltd. 7,400 221,584
Resorttrust, Inc. 13,400 143,348
Tokyotokeiba Co. Ltd. 9,000 266,910
631,842
Household Durables 1 .4%
Casio Computer Co. Ltd. 16,300 193,302
JVCKenwood Corp. (b) 31,000 216,324
Sony Group Corp. 521,800 10,463,464
10,873,090
Independent Power and Renewable Electricity Producers 0 .1%
Electric Power Development Co.
Ltd. 21,300 479,577
Industrial Conglomerates 0 .3%
Hitachi Ltd. 76,000 2,112,006
Insurance 1 .1%
Daiichi Life Group, Inc. 188,800 2,069,334
Sompo Holdings, Inc. 122,900 4,688,098
Tokio Marine Holdings, Inc. 31,900 1,412,552
8,169,984
Interactive Media & Services 0 .2%
LY Corp. 671,800 1,797,040
IT Services 1 .0%
Fujitsu Ltd. 196,100 3,913,420
NEC Corp. 146,400 3,554,088
7,467,508
Leisure Products 0 .1%
Noritsu Koki Co. Ltd. (b) 25,900 323,583
Yamaha Corp. (b) 49,300 346,352
669,935
Machinery 2 .1%
FANUC Corp. 63,100 2,885,253
Fuji Corp. 11,100 583,677
Hitachi Construction Machinery
Co. Ltd. 41,800 1,368,047
Kubota Corp. 47,600 796,908
Makita Corp. 31,100 1,113,433
Nabtesco Corp. (b) 15,600 501,972
NGK Corp. 127,300 5,987,400
NSK Ltd. 159,600 1,131,844
Sumitomo Heavy Industries Ltd. 5,300 167,249
Tsugami Corp. (b) 17,700 890,821
15,426,604
Marine Transportation 0 .0%
†
Mitsui OSK Lines Ltd. 10,000 320,130
Media 0 .0%
†
Tv Tokyo Holdings Corp. 10,300 230,530
Metals & Mining 0 .1%
Daido Steel Co. Ltd. 19,600 337,020
Daiki Aluminium Industry Co. Ltd.
(b) 9,900 91,105
Sumitomo Metal Mining Co. Ltd. 1,700 79,445
507,570
Oil, Gas & Consumable Fuels 0 .7%
Cosmo Energy Holdings Co. Ltd. 54,700 1,271,711

14 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
JAPAN
Oil, Gas & Consumable Fuels
ENEOS Holdings, Inc. 474,000 3,489,342
Idemitsu Kosan Co. Ltd. 31,300 229,897
4,990,950
Pharmaceuticals 0 .7%
Astellas Pharma, Inc. 381,800 5,132,843
Professional Services 0 .1%
Recruit Holdings Co. Ltd. 12,100 842,274
Real Estate Management & Development 0 .1%
Daito Trust Construction Co. Ltd. 41,800 797,284
Semiconductors & Semiconductor Equipment 3 .3%
Advantest Corp. 25,500 5,183,530
Disco Corp. 2,200 1,118,116
Kioxia Holdings Corp. * 12,500 7,096,776
Lasertec Corp. (b) 1,300 404,483
Renesas Electronics Corp. 140,500 4,244,214
Tokyo Electron Ltd. 15,500 7,495,700
25,542,819
Specialty Retail 0 .3%
Bic Camera, Inc. (b) 24,300 247,100
Fast Retailing Co. Ltd. 3,500 1,789,995
K's Holdings Corp. 22,800 267,147
2,304,242
Technology Hardware, Storage & Peripherals 0 .2%
Brother Industries Ltd. 62,700 1,426,842
Tobacco 1 .2%
Japan Tobacco, Inc. (b) 242,200 8,900,254
Trading Companies & Distributors 0 .2%
Inaba Denki Sangyo Co. Ltd. 28,400 477,942
Meiwa Corp. 55,900 302,509
Mitsubishi Corp. 22,200 597,160
1,377,611
Wireless Telecommunication Services 1 .0%
SoftBank Corp. 1,961,600 2,510,693
SoftBank Group Corp. 126,700 4,753,483
7,264,176
194,653,027
LUXEMBOURG 0 .1%
Metals & Mining 0 .1%
ArcelorMittal SA 10,814 650,246
NETHERLANDS 5 .5%
Banks 0 .2%
ING Groep NV 44,623 1,411,754
Construction & Engineering 0 .1%
Koninklijke BAM Groep NV 40,966 574,799
Consumer Staples Distribution & Retail 0 .6%
Koninklijke Ahold Delhaize NV 107,187 4,313,774
Financial Services 0 .1%
Adyen NV Reg. S *(a) 478 446,403
EXOR NV 3,669 281,096
727,499
Health Care Equipment & Supplies 0 .0%
†
Koninklijke Philips NV 7,440 202,159
Insurance 0 .2%
NN Group NV 13,979 1,224,857
Semiconductors & Semiconductor Equipment 4 .3%
ASM International NV 3,231 3,698,540
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment
ASML Holding NV 14,019 27,803,069
BE Semiconductor Industries NV 3,242 1,064,555
32,566,164
41,021,006
NEW ZEALAND 0 .2%
Health Care Equipment & Supplies 0 .2%
Fisher & Paykel Healthcare Corp.
Ltd. 75,280 1,665,083
NIGERIA 0 .0%
†
Wireless Telecommunication Services 0 .0%
†
Airtel Africa plc Reg. S (a) 69,430 301,852
NORWAY 0 .5%
Aerospace & Defense 0 .0%
†
Kongsberg Gruppen ASA 3,762 113,425
Banks 0 .1%
SpareBank 1 Nord Norge 15,928 246,241
SpareBank 1 SMN 28,043 532,780
779,021
Chemicals 0 .0%
†
Elkem ASA Reg. S *(a) 47,641 154,051
Electrical Equipment 0 .0%
†
Zaptec ASA 56,513 274,659
Energy Equipment & Services 0 .2%
Aker Solutions ASA 77,893 349,482
Odfjell Drilling Ltd. 20,174 170,795
Solstad Offshore ASA 77,095 419,824
940,101
Oil, Gas & Consumable Fuels 0 .2%
Var Energi ASA 216,058 892,412
Passenger Airlines 0 .0%
†
Norwegian Air Shuttle ASA 210,288 313,702
3,467,371
PORTUGAL 0 .4%
Banks 0 .1%
Banco Comercial Portugues SA,
Class R 337,389 399,387
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 6,778 129,830
Electric Utilities 0 .3%
EDP SA 433,090 2,267,342
2,796,559
SINGAPORE 0 .3%
Aerospace & Defense 0 .2%
Singapore Technologies
Engineering Ltd. 187,900 1,516,095
Diversified Telecommunication Services 0 .1%
Singapore Telecommunications
Ltd. 139,800 479,049
Industrial Conglomerates 0 .0%
†
Keppel Ltd. 17,100 145,673
Semiconductors & Semiconductor Equipment 0 .0%
†
AEM Holdings Ltd. 17,800 148,288
2,289,105

NVIT GS International Equity Insights Fund - June 30, 2026 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 23,113 1,132,015
SPAIN 3 .8%
Banks 1 .2%
Banco Bilbao Vizcaya Argentaria
SA 227,925 5,717,737
Banco Santander SA 91,243 1,262,268
CaixaBank SA 54,983 780,410
Unicaja Banco SA Reg. S (a) 353,460 1,260,068
9,020,483
Commercial Services & Supplies 0 .0%
†
Befesa SA Reg. S (a) 3,277 111,791
Construction & Engineering 0 .2%
ACS Actividades de Construccion
y Servicios SA 12,639 1,866,365
Containers & Packaging 0 .1%
Vidrala SA (b) 5,011 480,730
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg. S (a) 49,403 1,479,396
Gas Utilities 0 .2%
Naturgy Energy Group SA 48,299 1,515,573
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA (b) 27,017 1,551,610
Independent Power and Renewable Electricity Producers 0 .1%
Solaria Energia y Medio Ambiente
SA * 28,421 646,611
Oil, Gas & Consumable Fuels 0 .5%
Repsol SA (b) 141,464 3,521,732
Specialty Retail 1 .1%
Industria de Diseno Textil SA 136,807 8,622,160
28,816,451
SWEDEN 2 .1%
Banks 0 .1%
Skandinaviska Enskilda Banken
AB, Class A 14,366 285,917
Svenska Handelsbanken AB,
Class A 15,829 232,918
518,835
Communications Equipment 0 .5%
Telefonaktiebolaget LM Ericsson,
Class B 352,248 3,931,848
Electrical Equipment 0 .0%
†
Hexatronic Group AB * 68,154 277,036
Electronic Equipment, Instruments & Components 0 .1%
Hanza AB 24,370 362,135
Lagercrantz Group AB, Class B 10,603 278,961
641,096
Financial Services 0 .8%
Investor AB, Class A 133,583 5,463,529
Health Care Providers & Services 0 .0%
†
Attendo AB Reg. S (a) 21,768 275,536
Machinery 0 .5%
Atlas Copco AB, Class B 15,673 277,771
Epiroc AB, Class A 32,025 878,582
Epiroc AB, Class B 75,321 1,748,321
Common Stocks
Shares Value ($)
SWEDEN
Machinery
Trelleborg AB, Class B 20,146 839,074
3,743,748
Metals & Mining 0 .1%
Boliden AB 16,550 934,452
Specialty Retail 0 .0%
†
Clas Ohlson AB, Class B 5,203 229,749
16,015,829
SWITZERLAND 7 .6%
Capital Markets 1 .1%
Partners Group Holding AG (b) 4,043 3,310,410
Swissquote Group Holding SA
(Registered) 2,571 120,680
UBS Group AG (Registered) 94,512 4,681,997
8,113,087
Construction & Engineering 0 .1%
Burkhalter Holding AG 4,171 795,240
Electrical Equipment 1 .2%
ABB Ltd. (Registered) 81,167 8,806,709
Electronic Equipment, Instruments & Components 0 .1%
Inficon Holding AG (Registered) 606 136,794
Sensirion Holding AG Reg. S *(a) 2,518 251,682
388,476
Food Products 1 .8%
Nestle SA (Registered) 124,038 12,737,969
Health Care Equipment & Supplies 0 .4%
Sonova Holding AG (Registered) 12,229 2,904,414
Health Care Providers & Services 0 .0%
†
Galenica AG Reg. S (a) 2,724 284,108
Life Sciences Tools & Services 1 .3%
Lonza Group AG (Registered) 14,506 9,789,618
Machinery 0 .0%
†
Burckhardt Compression Holding
AG 637 372,493
Pharmaceuticals 0 .2%
Galderma Group AG 8,139 1,850,832
Professional Services 0 .4%
SGS SA (Registered) 26,587 3,081,226
Specialty Retail 0 .1%
Avolta AG 16,051 1,075,499
Textiles, Apparel & Luxury Goods 0 .9%
Cie Financiere Richemont SA
(Registered) 28,398 6,589,624
56,789,295
UNITED KINGDOM 10 .5%
Aerospace & Defense 0 .8%
BAE Systems plc 62,312 1,524,408
Rolls-Royce Holdings plc 179,099 3,438,730
Senior plc 238,132 909,852
5,872,990
Banks 2 .9%
Barclays plc 516,264 3,466,979
HSBC Holdings plc 175,778 3,338,983
Lloyds Banking Group plc 3,530,051 5,208,825
NatWest Group plc 594,337 5,238,473

16 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks
Standard Chartered plc 132,557 3,592,926
20,846,186
Capital Markets 0 .2%
3i Group plc 18,858 622,388
IG Group Holdings plc 32,799 787,106
Investec plc 40,324 321,347
1,730,841
Construction & Engineering 0 .3%
Balfour Beatty plc 130,404 1,501,532
Costain Group plc 191,897 528,692
2,030,224
Energy Equipment & Services 0 .1%
Hunting plc 86,917 510,942
Hotels, Restaurants & Leisure 0 .5%
Compass Group plc 106,787 3,450,224
Household Products 0 .5%
Reckitt Benckiser Group plc 58,867 3,837,718
Independent Power and Renewable Electricity Producers
0 .0%
†
Drax Group plc 21,130 212,845
Industrial Conglomerates 0 .1%
CK Hutchison Holdings Ltd. 35,000 297,484
Smiths Group plc 22,358 759,697
1,057,181
Insurance 0 .5%
Beazley plc 162,423 2,772,845
Lancashire Holdings Ltd. 89,346 765,479
3,538,324
Machinery 0 .0%
†
Rotork plc 39,523 154,929
Media 0 .0%
†
Future plc 52,662 211,172
Multi-Utilities 0 .8%
National Grid plc 371,740 6,154,829
Telecom Plus plc 15,429 152,065
6,306,894
Oil, Gas & Consumable Fuels 0 .2%
DCC plc 16,336 1,352,836
Harbour Energy plc 67,755 190,889
1,543,725
Personal Care Products 0 .5%
Unilever plc 59,382 3,572,846
Pharmaceuticals 1 .4%
AstraZeneca plc 47,613 9,028,377
GSK plc, ADR (b) 33,809 1,772,268
10,800,645
Professional Services 0 .6%
Intertek Group plc 43,610 3,360,221
RELX plc 25,559 805,057
4,165,278
Software 0 .0%
†
Sage Group plc (The) 18,204 197,145
Tobacco 0 .9%
Imperial Brands plc 189,409 7,003,203
Wireless Telecommunication Services 0 .2%
Vodafone Group plc, ADR 120,727 1,596,615
78,639,927
Common Stocks
Shares Value ($)
UNITED STATES 4 .5%
Entertainment 0 .2%
Spotify Technology SA * 3,271 1,501,814
Health Care Equipment & Supplies 0 .3%
Alcon AG (b) 29,986 2,027,607
Hotels, Restaurants & Leisure 0 .6%
InterContinental Hotels Group plc 24,202 4,174,481
Oil, Gas & Consumable Fuels 0 .9%
BP plc, ADR (b) 119,282 4,407,470
Shell plc 61,975 2,394,527
6,801,997
Pharmaceuticals 2 .5%
Novartis AG (Registered) 12,847 2,011,677
Roche Holding AG 20,459 8,421,385
Sanofi SA 105,577 9,021,821
19,454,883
33,960,782
Total Common Stocks
(cost $608,416,415) 733,140,819
Rights 0 .0%
†
Number of
Rights
SPAIN 0 .0%
†
Construction & Engineering 0 .0%
†
ACS Actividades de Construccion
y Servicios SA, expiring
07/13/26* 12,639 26,529
Total Rights
(cost $27,003) 26,529
Short-Term Investments 0 .1%
Shares
Money Market Funds 0 .1%
BlackRock Liquidity FedFund,
Institutional Shares, 3.54%(c)(d) 100,000 100,000
Invesco Government & Agency
Portfolio, Institutional Shares,
3.57%(c)(d) 100,000 100,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.56%(c)(d) 100,000 100,000
RBC BlueBay U.S. Government
Money Market Fund, Institutional
Shares, 3.55%(c)(d) 100,000 100,000
Total Short-Term Investments
(cost $400,000) 400,000

NVIT GS International Equity Insights Fund - June 30, 2026 (Unaudited) - Statement of Investments - 17
Repurchase Agreements 2 .0%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.63%, dated 6/30/2026, due
7/1/2026, repurchase price
$5,000,504, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 1.25% - 8.50%, maturing
2/20/2027 - 5/20/2076; total
market value $5,100,000.(d)
(e) 5,000,000 5,000,000
CF Secured, LLC, 3.63%, dated
6/30/2026, due 7/1/2026,
repurchase price $7,794,673,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
10/13/2026 - 11/20/2075; total
market value $7,950,567.(d)
(e) 7,793,888 7,793,888
Pershing LLC, 3.63%, dated
6/30/2026, due 7/1/2026,
repurchase price $2,000,202,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
7/1/2026 - 5/20/2076; total
market value $2,040,005.(d)
(e) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $14,793,888) 14,793,888
Total Investments
(cost $623,637,306) — 99.7% 748,361,236
Other assets in excess of liabilities — 0.3% 2,270,068
NET ASSETS — 100.0%
$750,631,304
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$10,579,940 which represents 1.41% of net assets.
(b) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $25,243,664, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $400,000 and $14,793,888,
respectively, and by $14,150,644 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.38%, and maturity dates ranging from
7/9/2026 - 5/15/2056, a total value of $29,344,532.
(c) Represents 7-day effective yield as of June 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $15,193,888.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
BAM Build America Mutual
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust

18 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS International Equity Insights Fund
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Hang Seng Index 3 7/2026 HKD 436,965 (3,814)
MSCI Singapore Index 4 7/2026 SGD 147,927 (991)
EURO STOXX 50 Index 67 9/2026 EUR 4,865,784 56,728
FTSE 100 Index 12 9/2026 GBP 1,677,933 1,914
SPI 200 Index 5 9/2026 AUD 759,508 (10,770)
TOPIX Index 10 9/2026 JPY 2,461,945 91,760
Net contracts 134,827
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SGD Singapore Dollar
The accompanying notes are an integral part of these financial statements.

NVIT GS Large Cap Equity Fund - June 30, 2026 (Unaudited) - Statement of Investments - 19
Common Stocks 98 .5%
Shares Value ($)
Aerospace & Defense 2 .3%
Boeing Co. (The)* 17,069 3,694,926
GE Aerospace 3,915 1,463,153
Howmet Aerospace, Inc. 25,793 6,934,706
Karman Holdings, Inc.* 22,698 1,133,084
RTX Corp. 10,482 1,988,750
15,214,619
Automobile Components 0 .5%
Gentex Corp. 121,470 3,069,547
Automobiles 2 .3%
Tesla, Inc.* 36,030 15,154,218
Banks 3 .2%
Bank of America Corp. 14,713 838,347
JPMorgan Chase & Co. 46,177 15,115,117
PNC Financial Services
Group, Inc. (The) 20,752 5,109,558
21,063,022
Beverages 2 .4%
Coca-Cola Co. (The) 120,909 9,826,274
PepsiCo, Inc. 42,935 5,813,399
15,639,673
Biotechnology 1 .8%
AbbVie, Inc. 19,450 4,894,398
Vertex Pharmaceuticals, Inc.* 13,825 6,867,292
11,761,690
Broadline Retail 3 .4%
Amazon.com, Inc.* 93,223 22,218,770
Capital Markets 2 .0%
Blackrock, Inc. 1,834 1,763,501
CME Group, Inc. 24,947 5,509,046
Coinbase Global, Inc., Class
A* 4,152 606,981
Invesco Ltd. 107,475 2,836,265
MarketAxess Holdings, Inc. 18,727 2,125,327
12,841,120
Chemicals 0 .1%
Eastman Chemical Co. 10,452 700,075
Commercial Services & Supplies 0 .4%
Cintas Corp. 2,890 491,531
Clean Harbors, Inc.* 6,481 1,936,199
2,427,730
Construction & Engineering 0 .7%
Everus Construction Group,
Inc.* 14,512 2,408,267
IES Holdings, Inc.* 2,741 2,013,703
Sterling Infrastructure, Inc.* 362 303,848
4,725,818
Construction Materials 0 .5%
Amrize Ltd. CHF 66,615 3,550,580
Consumer Finance 2 .7%
Capital One Financial Corp. 3,342 670,472
OneMain Holdings, Inc. 98,444 6,002,131
SoFi Technologies, Inc.* 233,871 4,193,307
Synchrony Financial 84,288 6,410,102
17,276,012
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail 2 .6%
BJ's Wholesale Club Holdings,
Inc.* 18,235 1,590,457
Casey's General Stores, Inc. 8,829 7,017,201
Costco Wholesale Corp. 715 668,861
Sysco Corp. 92,187 7,704,989
Walmart, Inc. 1,689 191,296
17,172,804
Diversified Telecommunication Services 0 .5%
Comcast Corp., Class A 101,054 2,480,876
Space Exploration
Technologies Corp., Class
A* 4,735 809,022
3,289,898
Electrical Equipment 1 .9%
AMETEK, Inc. 23,142 5,598,976
Emerson Electric Co. 34,843 4,987,775
Powell Industries, Inc. 2,889 827,294
Vertiv Holdings Co., Class A 3,610 1,208,700
12,622,745
Electronic Equipment, Instruments & Components 1 .1%
Corning, Inc. 1,831 467,692
Fabrinet* 2,563 1,440,611
Jabil, Inc. 7,258 2,797,814
Littelfuse, Inc. 1,859 846,458
Sanmina Corp.* 3,695 935,131
TTM Technologies, Inc.* 3,884 726,386
7,214,092
Entertainment 0 .5%
Netflix, Inc.* 47,878 3,418,489
Financial Services 2 .9%
Berkshire Hathaway, Inc.,
Class B* 6,636 3,320,588
Block, Inc., Class A* 54,491 4,141,316
Mastercard, Inc., Class A 21,678 11,133,821
18,595,725
Food Products 0 .2%
Tyson Foods, Inc., Class A 18,504 1,059,354
Ground Transportation 1 .7%
Old Dominion Freight Line, Inc. 11,186 2,422,888
Ryder System, Inc. 7,934 2,092,751
Saia, Inc.* 3,156 1,329,181
XPO, Inc.* 26,768 5,495,203
11,340,023
Health Care Equipment & Supplies 2 .9%
Align Technology, Inc.* 23,452 3,955,414
Boston Scientific Corp.* 152,333 6,501,573
Cooper Cos., Inc. (The)* 9,746 698,886
GE HealthCare Technologies,
Inc. 13,367 855,622
Globus Medical, Inc., Class A* 49,304 3,895,509
Intuitive Surgical, Inc.* 2,884 1,146,909
Medtronic plc 21,741 1,700,798
18,754,711
Health Care Providers & Services 3 .1%
Chemed Corp. 742 345,579
CVS Health Corp. 67,249 6,956,909
Elevance Health, Inc. 11,979 4,632,639
Encompass Health Corp. 4,389 443,640

20 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS Large Cap Equity Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
HCA Healthcare, Inc. 15,370 5,992,609
Molina Healthcare, Inc.* 2,937 671,692
UnitedHealth Group, Inc. 2,437 1,012,890
20,055,958
Health Care REITs 1 .5%
Healthpeak Properties, Inc. 98,286 2,103,320
Welltower, Inc. 33,270 7,551,292
9,654,612
Hotel & Resort REITs 0 .1%
Host Hotels & Resorts, Inc. 26,024 617,029
Hotels, Restaurants & Leisure 1 .7%
Airbnb, Inc., Class A* 8,508 1,217,495
Aramark 26,881 1,529,529
Cava Group, Inc.* 14,321 1,123,912
Chipotle Mexican Grill, Inc.,
Class A* 11,014 374,476
Expedia Group, Inc. 653 167,089
Hilton Worldwide Holdings,
Inc. 2,208 729,656
Starbucks Corp. 47,078 4,810,901
Viking Holdings Ltd.* 8,357 874,727
10,827,785
Independent Power and Renewable Electricity Producers
0 .1%
Talen Energy Corp.* 884 339,686
Insurance 0 .2%
Kinsale Capital Group, Inc. 4,077 1,344,635
Interactive Media & Services 7 .0%
Alphabet, Inc., Class A 96,750 34,575,547
Meta Platforms, Inc., Class A 14,055 7,917,041
Reddit, Inc., Class A* 16,591 2,879,866
45,372,454
IT Services 0 .9%
Cloudflare, Inc., Class A* 3,191 782,688
Gartner, Inc.* 3,020 391,452
International Business
Machines Corp. 11,641 3,273,566
Snowflake, Inc., Class A* 2,753 700,639
Twilio, Inc., Class A* 2,544 524,904
5,673,249
Life Sciences Tools & Services 0 .6%
IQVIA Holdings, Inc.* 9,806 1,894,715
Tempus AI, Inc., Class A* 32,857 1,903,406
3,798,121
Machinery 2 .5%
Illinois Tool Works, Inc. 29,110 7,873,382
Mueller Industries, Inc. 31,920 3,923,925
PACCAR, Inc. 35,523 4,267,023
Parker-Hannifin Corp. 469 458,738
16,523,068
Marine Transportation 0 .8%
Kirby Corp.* 37,732 5,130,420
Media 0 .2%
Trade Desk, Inc. (The), Class
A* 83,289 1,505,865
Metals & Mining 0 .6%
Anglogold Ashanti plc 32,457 2,625,447
Common Stocks
Shares Value ($)
Metals & Mining
Coeur Mining, Inc. 26,520 432,806
Newmont Corp. 6,312 589,541
3,647,794
Oil, Gas & Consumable Fuels 2 .8%
Chevron Corp. 9,249 1,533,114
ConocoPhillips 6,034 627,295
Exxon Mobil Corp. 62,195 8,503,300
Kinder Morgan, Inc. 228,717 7,312,083
Occidental Petroleum Corp. 7,117 345,673
18,321,465
Personal Care Products 0 .2%
elf Beauty, Inc.* 20,246 1,498,204
Pharmaceuticals 2 .7%
Eli Lilly & Co. 6,695 8,030,184
Johnson & Johnson 37,331 9,480,954
17,511,138
Semiconductors & Semiconductor Equipment 16 .7%
Advanced Micro Devices, Inc.* 15,993 9,290,494
Allegro MicroSystems, Inc.* 2,467 171,753
Broadcom, Inc. 59,235 22,376,021
Intel Corp.* 39,974 5,581,570
Lattice Semiconductor Corp.* 4,275 653,904
MACOM Technology Solutions
Holdings, Inc.* 2,604 990,483
Micron Technology, Inc. 13,649 15,754,904
NVIDIA Corp. 214,765 42,972,329
SiTime Corp.* 2,038 1,519,451
Texas Instruments, Inc. 30,058 8,959,388
108,270,297
Software 6 .8%
AppLovin Corp., Class A* 1,119 576,542
Elastic NV* 20,565 1,172,616
Fortinet, Inc.* 28,153 4,324,864
Microsoft Corp. 58,541 21,836,964
Oracle Corp. 33,274 4,876,305
Palantir Technologies, Inc.,
Class A* 31,897 3,721,423
Synopsys, Inc.* 13,181 5,879,649
Terawulf, Inc.* 8,189 202,268
Zoom Communications, Inc.,
Class A* 15,031 1,297,326
Zscaler, Inc.* 3,162 446,316
44,334,273
Specialized REITs 0 .7%
Lamar Advertising Co., Class A 9,824 1,532,348
VICI Properties, Inc., Class A 110,299 2,928,438
4,460,786
Specialty Retail 3 .2%
AutoNation, Inc.* 3,737 694,297
Burlington Stores, Inc.* 17,890 5,667,552
Carvana Co., Class A* 6,051 398,277
O'Reilly Automotive, Inc.* 67,033 6,173,069
TJX Cos., Inc. (The) 52,448 7,945,872
20,879,067
Technology Hardware, Storage & Peripherals 8 .1%
Apple, Inc. 160,523 46,448,935
Sandisk Corp.* 659 1,498,388

NVIT GS Large Cap Equity Fund - June 30, 2026 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Seagate Technology Holdings
plc 1,197 1,155,105
Western Digital Corp. 5,183 3,310,486
52,412,914
Textiles, Apparel & Luxury Goods 0 .5%
Birkenstock Holding plc* 42,535 1,830,281
On Holding AG, Class A* 31,509 1,116,049
2,946,330
Wireless Telecommunication Services 0 .9%
T-Mobile US, Inc. 34,039 5,709,362
Total Investments
(cost $443,121,063) — 98.5% 639,945,227
Other assets in excess of liabilities — 1.5% 9,472,972
NET ASSETS — 100.0%
$ 649,418,199
* Denotes a non-income producing security.
REIT Real Estate Investment Trust

22 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS Large Cap Equity Fund
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 21 9/2026 USD 7,925,663 (60,752)
Net contracts (60,752)
Currency:
USD United States Dollar

NVIT GS Small Cap Equity Insights Fund - June 30, 2026 (Unaudited) - Statement of Investments - 23
Common Stocks 100 .0%
Shares Value ($)
Aerospace & Defense 2 .4%
Archer Aviation, Inc., Class
A*(a) 10,928 51,689
Astronics Corp.* 11,213 911,168
Astronics Corp., Class B* 2,242 170,392
Firefly Aerospace, Inc.*(a) 3,097 91,052
Mercury Systems, Inc.* 11,338 1,386,978
Moog, Inc., Class A 5,298 2,245,504
Redwire Corp.*(a) 29,577 361,727
Satellogic, Inc., Class A* 6,002 34,332
Voyager Technologies, Inc.,
Class A*(a) 1,453 46,859
5,299,701
Automobile Components 1 .0%
Adient plc* 12,813 235,503
Cooper-Standard Holdings,
Inc.* 11,523 311,697
Dana, Inc. 20,433 555,982
Gentherm, Inc.* 5,404 184,330
Holley, Inc.* 41,299 105,313
LCI Industries 2,284 241,830
Motorcar Parts of America,
Inc.* 7,850 120,262
Strattec Security Corp.* 553 45,042
Versigent plc* 8,788 369,184
2,169,143
Banks 9 .3%
ACNB Corp. 844 50,117
Ameris Bancorp 11,884 1,072,650
Associated Banc-Corp. 5,737 176,528
Atlantic Union Bankshares
Corp. 6,257 264,734
BancFirst Corp. 3,214 357,172
Cathay General Bancorp 14,061 871,641
ChoiceOne Financial Services,
Inc. 1,779 60,486
Community Trust Bancorp, Inc. 9,753 705,727
Eastern Bankshares, Inc. 40,504 900,809
Finwise Bancorp* 1,438 20,851
First Bancorp, Inc. (The) 3,325 115,777
First Financial Bancorp 1,552 52,504
First Financial Bankshares,
Inc. 28,230 976,758
First Merchants Corp. 6,492 283,635
Flagstar Bank NA 4,692 70,098
German American Bancorp,
Inc. 16,314 774,262
Glacier Bancorp, Inc.(a) 21,728 1,120,730
Hancock Whitney Corp. 14,487 1,082,469
Hanmi Financial Corp. 7,223 234,025
Hingham Institution for
Savings(a) 381 117,024
Hope Bancorp, Inc. 7,737 105,842
International Bancshares Corp. 12,428 943,907
Lakeland Financial Corp. 586 36,168
Nicolet Bankshares, Inc.(a) 649 107,338
Northrim Bancorp, Inc. 8,805 244,251
OFG Bancorp 11,474 563,029
Origin Bancorp, Inc. 9,918 507,306
Park National Corp. 137 25,070
Renasant Corp. 3,702 157,483
S&T Bancorp, Inc.(a) 9,125 447,855
Common Stocks
Shares Value ($)
Banks
ServisFirst Bancshares, Inc. 11,179 969,778
Stock Yards Bancorp, Inc. 10,543 806,223
TriCo Bancshares 8,845 476,303
Trustmark Corp. 14,769 679,522
UMB Financial Corp. 9,331 1,332,094
United Bankshares, Inc. 22,832 1,046,391
United Community Banks, Inc. 27,093 950,693
Washington Trust Bancorp,
Inc. 6,485 236,573
WesBanco, Inc. 23,802 928,992
Westamerica Bancorp 4,630 271,642
Western New England
Bancorp, Inc. 3,658 52,309
20,196,766
Beverages 0 .1%
National Beverage Corp.* 3,960 123,552
Biotechnology 10 .8%
ACADIA Pharmaceuticals,
Inc.* 30,732 777,520
ALX Oncology Holdings, Inc.* 14,864 30,768
AnaptysBio, Inc.* 3,628 244,890
Annexon, Inc.* 81,231 463,829
Arbutus Biopharma Corp.* 47,655 228,744
Arcutis Biotherapeutics,
Inc.*(a) 7,595 199,141
Ardelyx, Inc.* 41,284 210,548
ArriVent Biopharma, Inc.*(a) 16,443 571,230
Atrium Therapeutics, Inc.* 3,438 46,241
Aurinia Pharmaceuticals, Inc.* 66,310 1,125,281
Beam Therapeutics, Inc.* 8,846 303,595
BioCryst Pharmaceuticals,
Inc.* 13,423 134,230
Biohaven Ltd.* 24,969 371,539
Bright Minds Biosciences,
Inc.*(a) 4,059 284,942
C4 Therapeutics, Inc.* 11,180 52,211
Cabaletta Bio, Inc.* 51,836 161,210
Candel Therapeutics, Inc.*(a) 6,693 68,938
Canton Strategic Holdings,
Inc.* 27,272 76,907
CareDx, Inc.* 1,268 36,138
Celcuity, Inc.*(a) 4,598 481,043
Celldex Therapeutics, Inc.*(a) 23,667 880,649
Climb Bio, Inc.* 2,102 27,410
Cogent Biosciences, Inc.* 7,962 308,129
Compass Therapeutics, Inc.* 20,090 43,997
Corvus Pharmaceuticals, Inc.* 8,972 134,042
CytomX Therapeutics, Inc.* 34,218 128,317
Denali Therapeutics, Inc.*(a) 58,804 1,512,439
Eledon Pharmaceuticals, Inc.* 81,103 319,546
Emergent BioSolutions, Inc.* 20,368 170,684
Enanta Pharmaceuticals, Inc.* 8,755 127,648
Erasca, Inc.* 5,545 101,584
Evommune, Inc.*(a) 918 12,200
First Tracks Biotherapeutics,
Inc.* 6,556 131,907
GRAIL, Inc.*(a) 1,939 132,375
Hyperliquid Strategies, Inc.* 36,928 290,623
Ideaya Biosciences, Inc.* 14,958 557,485
ImmunityBio, Inc.*(a) 12,769 111,793
Immunome, Inc.* 4,716 99,932

24 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Biotechnology
Immunovant, Inc.* 9,030 347,926
Inhibrx Biosciences, Inc.* 1,885 178,604
Intellia Therapeutics, Inc.* 1,255 21,235
Iovance Biotherapeutics,
Inc.*(a) 85,012 353,650
Ironwood Pharmaceuticals,
Inc., Class A* 16,776 70,627
Jade Biosciences, Inc.* 3,560 79,103
Kodiak Sciences, Inc.* 11,385 443,560
Krystal Biotech, Inc.*(a) 723 268,717
Kymera Therapeutics, Inc.* 4,728 542,160
Kyverna Therapeutics, Inc.* 12,296 109,557
Lexeo Therapeutics, Inc.* 23,849 111,017
MacroGenics, Inc.* 5,028 23,229
Myriad Genetics, Inc.* 38,313 218,767
Novavax, Inc.*(a) 27,607 260,058
ORIC Pharmaceuticals, Inc.* 24,766 268,216
Palisade Bio, Inc.* 45,286 94,648
Praxis Precision Medicines,
Inc.* 2,203 737,542
Precision BioSciences, Inc.* 14,645 115,110
Prelude Therapeutics, Inc.* 5,140 27,396
Prime Medicine, Inc.*(a) 35,572 131,261
Prothena Corp. plc* 18,695 183,024
Puma Biotechnology, Inc.* 11,430 92,697
Relay Therapeutics, Inc.* 12,980 242,856
Rezolute, Inc.* 13,748 71,490
Rhythm Pharmaceuticals, Inc.* 4,414 490,086
Rigel Pharmaceuticals, Inc.* 3,020 118,142
Rocket Pharmaceuticals,
Inc.*(a) 68,558 234,468
Sana Biotechnology, Inc.*(a) 75,028 261,848
Sarepta Therapeutics, Inc.* 32,802 589,452
SELLAS Life Sciences Group,
Inc.*(a) 2,688 39,675
Spruce Biosciences, Inc.* 493 26,622
Spyre Therapeutics, Inc.* 6,292 558,604
Sutro Biopharma, Inc.* 10,345 343,454
Syndax Pharmaceuticals, Inc.* 10,475 228,983
Tango Therapeutics, Inc.* 3,130 97,844
Tectonic Therapeutic, Inc.* 1,289 44,309
TG Therapeutics, Inc.* 15,914 874,315
Travere Therapeutics, Inc.* 8,182 464,819
Twist Bioscience Corp.* 11,949 1,229,313
Vaxcyte, Inc.* 4,714 274,025
Veracyte, Inc.* 22,498 1,321,308
Verastem, Inc.* 11,598 44,304
Viridian Therapeutics, Inc.*(a) 15,824 290,687
Zenas Biopharma, Inc.* 3,793 96,266
23,580,679
Broadline Retail 0 .0%
†
Kohl's Corp. 1,925 34,111
Building Products 0 .1%
Griffon Corp. 537 52,374
UFP Industries, Inc. 618 56,077
108,451
Capital Markets 1 .5%
BGC Group, Inc., Class A 12,010 128,387
Donnelley Financial Solutions,
Inc.* 9,354 392,400
Common Stocks
Shares Value ($)
Capital Markets
GCM Grosvenor, Inc., Class A 68,261 839,610
Patria Investments Ltd., Class
A 8,209 90,135
Piper Sandler Cos. 801 57,944
Silvercrest Asset Management
Group, Inc., Class A 5,694 57,566
StepStone Group, Inc., Class
A 32,238 1,333,364
Webull Corp.*(a) 54,274 353,867
3,253,273
Chemicals 1 .7%
Alto Ingredients, Inc.* 6,963 39,689
Avient Corp. 14,716 543,903
Balchem Corp. 1,628 275,050
Ecovyst, Inc.* 2,255 28,075
Flotek Industries, Inc.* 536 12,607
Hawkins, Inc. 2,617 371,876
Innospec, Inc. 15,692 1,277,172
Mativ Holdings, Inc. 11,658 88,251
Minerals Technologies, Inc. 13,196 976,108
Quaker Chemical Corp. 851 135,198
Stepan Co. 612 34,101
3,782,030
Commercial Services & Supplies 1 .7%
ABM Industries, Inc. 12,593 557,114
BrightView Holdings, Inc.* 93,743 1,328,338
Brink's Co. (The) 3,144 297,077
Deluxe Corp. 10,328 246,633
Ennis, Inc. 14,552 309,230
Healthcare Services Group,
Inc.* 16,000 392,960
Liquidity Services, Inc.* 2,868 112,196
MillerKnoll, Inc. 18,398 376,423
Pitney Bowes, Inc. 3,506 61,425
Vestis Corp.* 3,576 51,924
3,733,320
Communications Equipment 0 .3%
ADTRAN Holdings, Inc.* 2,163 30,066
Ondas, Inc.* 19,622 161,685
Vistance Networks, Inc. 28,252 361,060
552,811
Construction & Engineering 1 .1%
Argan, Inc. 376 300,255
Cardinal Infrastructure Group,
Inc., Class A*(a) 1,773 167,017
Centuri Holdings, Inc.* 7,622 230,489
Construction Partners, Inc.,
Class A*(a) 12,421 1,475,242
Matrix Service Co.* 9,587 131,342
2,304,345
Construction Materials 0 .3%
Knife River Corp.* 7,246 606,128
Consumer Finance 2 .4%
Dave, Inc.* 768 286,149
Encore Capital Group, Inc.*(a) 11,910 1,111,084
FirstCash Holdings, Inc. 7,426 1,606,392
LendingTree, Inc.* 9,541 422,571
Medallion Financial Corp.(a) 20,510 209,407
Oportun Financial Corp.* 46,921 267,919

NVIT GS Small Cap Equity Insights Fund - June 30, 2026 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Consumer Finance
Regional Management Corp. 15,882 654,339
Upstart Holdings, Inc.*(a) 16,142 571,911
5,129,772
Consumer Staples Distribution & Retail 0 .2%
United Natural Foods, Inc.* 3,457 157,881
Yesway, Inc., Class A* 11,598 235,440
393,321
Containers & Packaging 0 .1%
O-I Glass, Inc.* 30,853 297,114
Diversified Consumer Services 2 .0%
American Public Education,
Inc.*(a) 1,027 55,150
Frontdoor, Inc.* 22,396 1,737,706
Graham Holdings Co., Class B 44 50,222
Laureate Education, Inc.* 42,395 1,539,786
Lincoln Educational Services
Corp.* 15,772 787,023
Universal Technical Institute,
Inc.*(a) 6,524 279,032
4,448,919
Diversified Telecommunication Services 0 .5%
Bandwidth, Inc., Class A* 4,134 261,682
Cogent Communications
Holdings, Inc. 37,766 524,192
Liberty Latin America Ltd.,
Class A* 6,327 49,604
Lumen Technologies, Inc.* 28,712 220,508
1,055,986
Electrical Equipment 1 .1%
American Superconductor
Corp.* 16,991 705,297
Amprius Technologies, Inc.* 9,748 135,107
Array Technologies, Inc.*(a) 5,591 41,429
Atkore, Inc. 2,252 171,242
Babcock & Wilcox Enterprises,
Inc.* 7,580 106,878
Enovix Corp.*(a) 4,718 28,638
NuScale Power Corp., Class
A* 2,503 25,105
Plug Power, Inc.*(a) 57,752 156,508
Preformed Line Products Co. 402 165,045
SES AI Corp.* 28,992 27,838
Shoals Technologies Group,
Inc., Class A* 2,686 26,592
Sunrun, Inc.* 63,122 844,572
2,434,251
Electronic Equipment, Instruments & Components 2 .6%
Aeva Technologies, Inc.* 3,934 112,985
Benchmark Electronics, Inc. 15,269 1,506,592
Knowles Corp.* 39,765 1,649,452
nLight, Inc.* 12,429 865,307
Novanta, Inc.*(a) 252 40,885
PC Connection, Inc. 1,378 100,580
Plexus Corp.* 416 125,079
Richardson Electronics Ltd. 2,331 44,312
Vishay Intertechnology, Inc.(a) 22,840 1,228,335
5,673,527
Energy Equipment & Services 2 .4%
Archrock, Inc. 10,789 439,220
Common Stocks
Shares Value ($)
Energy Equipment & Services
Atlas Energy Solutions, Inc.,
Class A(a) 14,374 238,752
Core Laboratories, Inc.(a) 32,188 374,990
Flowco Holdings, Inc., Class A 8,396 179,171
Forum Energy Technologies,
Inc.* 15,058 756,363
Helix Energy Solutions Group,
Inc.* 98,328 859,387
Nabors Industries Ltd.* 6,893 579,081
National Energy Services
Reunited Corp.* 17,612 527,127
Patterson-UTI Energy, Inc. 87,364 802,001
ProPetro Holding Corp.* 5,464 78,354
Ranger Energy Services, Inc.,
Class A 6,777 108,500
Tidewater, Inc.* 760 50,639
Transocean Ltd.* 47,607 232,798
5,226,383
Entertainment 1 .8%
AMC Entertainment Holdings,
Inc., Class A* 66,526 126,399
Cinemark Holdings, Inc. 25,309 803,055
CuriosityStream, Inc.(a) 62,747 166,907
IMAX Corp.* 28,741 1,145,616
Madison Square Garden
Entertainment Corp., Class
A* 8,873 717,737
Marcus Corp. (The) 36,021 845,053
Starz Entertainment Corp.* 4,327 124,877
3,929,644
Financial Services 1 .6%
Acacia Research Corp.* 44,364 206,736
Alerus Financial Corp. 15,701 488,301
Bladex, Inc., Class E 25,057 1,540,254
Essent Group Ltd. 604 38,825
Finance of America Cos., Inc.,
Class A* 1,208 33,244
NCR Atleos Corp.* 13,621 591,288
Paymentus Holdings, Inc.,
Class A* 8,238 199,030
Paysign, Inc.* 21,107 172,866
Security National Financial
Corp., Class A* 3,215 31,154
Sezzle, Inc.*(a) 1,656 284,219
3,585,917
Food Products 0 .1%
Alico, Inc. 1,062 43,935
BRC, Inc., Class A* 50,108 55,620
Marzetti Co. (The) 715 81,624
181,179
Ground Transportation 1 .5%
ArcBest Corp. 2,125 305,022
Covenant Logistics Group,
Inc., Class A 2,054 90,746
Heartland Express, Inc. 8,574 130,496
Hertz Global Holdings, Inc.*(a) 46,482 105,282
Marten Transport Ltd. 38,595 669,623
RXO, Inc.* 21,964 605,987
Universal Logistics Holdings,
Inc. 5,786 85,633

26 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Ground Transportation
Werner Enterprises, Inc. 30,237 1,318,636
3,311,425
Health Care Equipment & Supplies 2 .7%
Alphatec Holdings, Inc.* 14,743 127,527
AngioDynamics, Inc.* 2,484 32,317
AtriCure, Inc.* 37,601 1,052,076
Butterfly Network, Inc.* 16,432 138,357
Cerus Corp.* 115,894 338,410
CONMED Corp. 7,635 249,894
CVRx, Inc.* 9,258 47,586
Embecta Corp. 8,432 27,488
Enovis Corp.* 36,137 748,036
Haemonetics Corp.* 9,226 691,950
iRadimed Corp. 6,640 634,518
IRhythm Holdings, Inc.* 2,845 338,413
LeMaitre Vascular, Inc.(a) 5,686 545,629
Omnicell, Inc.* 1,531 63,567
Orthofix Medical, Inc.* 6,867 62,764
OrthoPediatrics Corp.* 8,978 171,749
SI-BONE, Inc.*(a) 18,171 296,551
Strive, Inc., Class A*(a) 9,147 99,794
TransMedics Group, Inc.* 2,904 192,884
UFP Technologies, Inc.* 98 25,983
5,885,493
Health Care Providers & Services 3 .7%
Addus HomeCare Corp.* 495 49,733
Alignment Healthcare, Inc.* 41,065 977,758
AMN Healthcare Services,
Inc.* 13,104 424,176
Aveanna Healthcare Holdings,
Inc.* 5,330 45,678
Brookdale Senior Living,
Inc.*(a) 58,367 939,125
Castle Biosciences, Inc.* 6,385 152,282
Clover Health Investments
Corp., Class A* 8,159 42,753
Community Health Systems,
Inc.* 64,108 214,121
HealthEquity, Inc.* 9,928 896,697
Hims & Hers Health, Inc.*(a) 11,662 404,322
InfuSystem Holdings, Inc.* 14,356 138,535
LifeStance Health Group, Inc.* 36,190 387,595
Lumexa Imaging Holdings,
Inc.*(a) 16,948 191,173
NeoGenomics, Inc.* 31,341 457,265
Nutex Health, Inc.* 1,419 242,493
Oncology Institute, Inc. (The)* 35,535 192,955
OPKO Health, Inc.*(a) 162,108 243,162
Option Care Health, Inc.* 3,802 79,728
Pennant Group, Inc. (The)* 19,239 710,881
Privia Health Group, Inc.* 20,357 523,786
Viemed Healthcare, Inc.* 64,634 736,828
8,051,046
Health Care REITs 0 .6%
Sabra Health Care REIT, Inc.
(a) 62,413 1,217,678
Health Care Technology 0 .3%
Evolent Health, Inc., Class A* 5,083 27,550
Common Stocks
Shares Value ($)
Health Care Technology
HealthStream, Inc. 20,286 552,793
580,343
Hotel & Resort REITs 2 .5%
Apple Hospitality REIT, Inc. 98,715 1,659,399
Braemar Hotels & Resorts, Inc. 61,163 132,112
Chatham Lodging Trust 95,282 1,260,581
DiamondRock Hospitality Co. 37,636 458,406
Pebblebrook Hotel Trust 27,992 543,325
Service Properties Trust 15,904 26,878
Sunstone Hotel Investors, Inc. 41,710 477,580
Xenia Hotels & Resorts, Inc. 38,493 783,717
5,341,998
Hotels, Restaurants & Leisure 1 .9%
Black Rock Coffee Bar, Inc.,
Class A* 3,456 28,650
Bloomin' Brands, Inc. 57,535 525,870
Brightstar Lottery plc(a) 36,284 388,965
Cheesecake Factory, Inc.
(The)(a) 18,252 1,451,764
Cracker Barrel Old Country
Store, Inc.(a) 808 43,066
El Pollo Loco Holdings, Inc.* 9,542 161,832
Marriott Vacations Worldwide
Corp. 1,762 179,513
Monarch Casino & Resort, Inc. 1,464 192,677
Portillo's, Inc., Class A*(a) 55,521 263,170
RCI Hospitality Holdings, Inc. 1,049 28,659
Sabre Corp.*(a) 193,070 403,516
Shake Shack, Inc., Class A* 4,738 265,423
Super Group SGHC Ltd. 1,275 17,276
Sweetgreen, Inc., Class A* 17,657 155,558
4,105,939
Household Durables 2 .1%
Century Communities, Inc.(a) 5,845 418,852
Green Brick Partners, Inc.* 8,004 640,640
Hovnanian Enterprises, Inc.,
Class A* 241 34,321
Installed Building Products,
Inc.(a) 2,839 652,516
LGI Homes, Inc.* 20,403 1,299,263
Meritage Homes Corp. 18,913 1,585,855
4,631,447
Household Products 1 .0%
Energizer Holdings, Inc.(a) 60,250 1,291,760
WD-40 Co. 3,258 793,779
2,085,539
Independent Power and Renewable Electricity Producers
0 .3%
Ormat Technologies, Inc.(a) 6,884 749,668
Industrial REITs 0 .1%
One Liberty Properties, Inc. 11,923 291,160
Insurance 2 .8%
Accelerant Holdings, Class A* 29,522 345,998
AMERISAFE, Inc. 29,426 995,481
CNO Financial Group, Inc. 13,582 692,410
Investors Title Co.(a) 1,819 497,824
Lemonade, Inc.*(a) 21,752 1,414,967
Octave Specialty Group, Inc.* 9,611 59,973
Oscar Health, Inc., Class A* 20,084 572,796

NVIT GS Small Cap Equity Insights Fund - June 30, 2026 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
Insurance
Stewart Information Services
Corp. 15,646 1,032,949
Universal Insurance Holdings,
Inc. 12,925 534,578
6,146,976
Interactive Media & Services 0 .4%
EverQuote, Inc., Class A* 12,939 307,819
QuinStreet, Inc.*(a) 40,162 588,373
896,192
IT Services 0 .8%
Everforth, Inc.* 23,542 420,695
Fastly, Inc., Class A* 42,172 774,278
Globant SA* 9,864 285,464
TSS, Inc.* 17,892 220,072
1,700,509
Leisure Products 0 .6%
JAKKS Pacific, Inc.(a) 1,754 40,833
Johnson Outdoors, Inc., Class
A 9,542 439,314
MasterCraft Boat Holdings,
Inc.*(a) 18,341 473,564
Peloton Interactive, Inc., Class
A* 18,080 106,853
Smith & Wesson Brands, Inc. 21,025 316,216
1,376,780
Life Sciences Tools & Services 0 .8%
Adaptive Biotechnologies
Corp.* 50,326 1,079,493
Alpha Teknova, Inc.*(a) 20,561 116,786
BioLife Solutions, Inc.* 1,304 36,825
Cytek Biosciences, Inc.* 58,987 261,312
Mesa Laboratories, Inc. 1,549 154,203
Pacific Biosciences of
California, Inc.* 80,292 134,891
1,783,510
Machinery 4 .3%
3D Systems Corp.*(a) 114,702 346,400
Aebi Schmidt Holding AG(a) 30,010 376,625
Blue Bird Corp.* 605 47,771
Chart Industries, Inc.* 3,457 722,306
Enpro, Inc. 3,391 1,278,170
ESCO Technologies, Inc. 4,741 1,659,540
Federal Signal Corp. 5,011 643,863
Gencor Industries, Inc.* 7,863 117,316
Helios Technologies, Inc. 1,022 91,213
Hillman Solutions Corp.* 41,783 352,648
Kadant, Inc. 4,547 1,428,804
Kennametal, Inc. 4,392 153,940
Manitowoc Co., Inc. (The)* 6,165 85,632
Microvast Holdings, Inc.*(a) 74,585 87,264
Miller Industries, Inc. 14,282 730,524
Omega Flex, Inc. 3,376 105,973
Standex International Corp. 2,232 798,319
Trinity Industries, Inc. 10,334 357,350
9,383,658
Marine Transportation 0 .4%
Costamare Bulkers Holdings
Ltd.* 1,354 23,776
Costamare, Inc. 40,898 573,390
Common Stocks
Shares Value ($)
Marine Transportation
Safe Bulkers, Inc. 35,091 221,424
818,590
Media 0 .5%
Cable One, Inc.*(a) 3,515 186,682
EW Scripps Co. (The), Class
A* 105,772 292,988
Gray Media, Inc.(a) 15,997 63,508
John Wiley & Sons, Inc., Class
A 10,284 498,877
1,042,055
Metals & Mining 2 .9%
Ampco-Pittsburgh Corp.* 5,902 51,052
Caledonia Mining Corp. plc 1,811 34,590
Century Aluminum Co.* 13,893 639,217
Commercial Metals Co. 18,962 1,189,866
Constellium SE, Class A* 25,229 804,048
Critical Metals Corp.* 8,664 88,806
Ferroglobe plc 31,142 99,032
Friedman Industries, Inc. 4,046 130,200
Hycroft Mining Holding Corp.,
Class A*(a) 3,632 84,989
Ivanhoe Electric, Inc.* 28,927 277,989
Kaiser Aluminum Corp. 3,161 618,386
Materion Corp. 3,611 1,073,875
SSR Mining, Inc.* 20,806 588,394
United States Antimony
Corp.*(a) 20,334 147,625
US Goldmining, Inc.*(a) 2,933 23,845
USA Rare Earth, Inc.* 1,276 27,536
Warrior Met Coal, Inc.(a) 2,496 202,575
Worthington Steel, Inc. 4,436 148,961
6,230,986
Mortgage Real Estate Investment Trusts (REITs) 0 .5%
Ladder Capital Corp., Class A 16,668 165,847
Orchid Island Capital, Inc.(a) 111,363 776,200
TPG Mortgage Investment
Trust, Inc. 24,732 195,877
TPG RE Finance Trust, Inc. 4,621 38,678
1,176,602
Office REITs 0 .5%
Brandywine Realty Trust 151,599 480,569
Douglas Emmett, Inc.(a) 49,128 579,710
Hudson Pacific Properties,
Inc.* 5,153 78,274
1,138,553
Oil, Gas & Consumable Fuels 3 .9%
Clean Energy Fuels Corp.* 40,387 82,793
Comstock Resources, Inc.*(a) 38,988 581,701
Core Natural Resources, Inc. 2,503 200,290
Crescent Energy Co., Class A 114,095 1,120,413
Delek US Holdings, Inc. 12,244 622,118
DHT Holdings, Inc. 30,819 509,438
Encore Energy Corp.*(a) 8,851 11,595
Energy Fuels, Inc.*(a) 9,879 143,245
Golar LNG Ltd. 3,981 198,413
Green Plains, Inc.* 43,507 669,138
Kinetik Holdings, Inc., Class A 15,056 727,807
Kosmos Energy Ltd.* 78,090 164,770
Magnolia Oil & Gas Corp.,
Class A(a) 49,328 1,261,810

28 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Nordic American Tankers Ltd. 70,104 388,376
Northern Oil & Gas, Inc. 34,082 618,588
PBF Energy, Inc., Class A 4,278 194,735
REX American Resources
Corp.* 6,429 290,269
SandRidge Energy, Inc. 17,948 245,888
Scorpio Tankers, Inc. 4,103 284,174
Teekay Tankers Ltd., Class A 2,239 145,244
8,460,805
Passenger Airlines 0 .8%
Allegiant Travel Co.* 4,062 477,691
Frontier Group Holdings, Inc.* 4,593 36,331
SkyWest, Inc.* 11,355 1,127,892
1,641,914
Personal Care Products 0 .0%
†
Herbalife Ltd.* 3,349 44,039
Pharmaceuticals 1 .7%
Alumis, Inc.* 2,239 63,006
Amneal Pharmaceuticals, Inc.* 65,153 1,127,798
Definium Therapeutics, Inc.* 3,442 161,912
Indivior Pharmaceuticals, Inc.* 4,026 165,187
Innoviva, Inc.* 6,868 155,972
LB Pharmaceuticals, Inc.* 965 31,319
Ligand Pharmaceuticals, Inc.* 1,025 323,992
Liquidia Corp.* 878 70,003
MBX Biosciences, Inc.* 1,869 103,169
Nektar Therapeutics* 3,944 275,331
Phathom Pharmaceuticals,
Inc.* 10,465 113,545
Rapport Therapeutics, Inc.* 4,763 198,474
Supernus Pharmaceuticals,
Inc.* 20,596 957,920
Theravance Biopharma, Inc.* 777 13,209
Third Harmonic Bio, Inc.*^∞ 12,914 0
3,760,837
Professional Services 0 .2%
Asure Software, Inc.* 4,135 32,832
Public Policy Holding Co., Inc. 2,574 19,073
Upwork, Inc.*(a) 17,153 143,399
Willdan Group, Inc.* 3,595 284,365
479,669
Real Estate Management & Development 0 .2%
Forestar Group, Inc.* 6,220 196,863
Opendoor Technologies,
Inc.*(a) 71,099 328,477
525,340
Residential REITs 1 .0%
NexPoint Residential Trust,
Inc. 36,167 1,009,783
UMH Properties, Inc. 76,867 1,163,766
2,173,549
Retail REITs 0 .9%
Macerich Co. (The)(a) 10,595 266,888
Phillips Edison & Co., Inc. 36,580 1,522,460
Tanger, Inc. 5,305 209,388
1,998,736
Semiconductors & Semiconductor Equipment 2 .9%
ACM Research, Inc., Class A* 4,022 510,351
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Alpha & Omega
Semiconductor Ltd.* 1,065 50,406
Ambarella, Inc.* 5,337 457,915
AXT, Inc.* 8,933 643,891
Cohu, Inc.* 18,668 1,379,752
Diodes, Inc.* 4,215 461,290
MaxLinear, Inc., Class A* 6,044 773,813
Navitas Semiconductor Corp.,
Class A*(a) 28,748 515,164
QuickLogic Corp.* 1,645 32,851
Rigetti Computing, Inc.*(a) 15,402 297,567
Silicon Laboratories, Inc.*(a) 3,870 845,827
Ultra Clean Holdings, Inc.* 2,912 415,222
6,384,049
Software 6 .3%
8x8, Inc.* 119,914 205,053
A10 Networks, Inc. 1,290 48,194
Adeia, Inc. 19,718 649,314
Agilysys, Inc.* 6,234 651,453
Alkami Technology, Inc.*(a) 12,643 229,091
Arteris, Inc.* 17,071 829,480
Asana, Inc., Class A* 15,133 105,931
AvePoint, Inc.* 63,183 708,281
Cerence, Inc.* 17,229 195,032
Cipher Digital, Inc.* 11,295 276,728
Cleanspark, Inc.*(a) 24,514 356,679
Clear Secure, Inc., Class A 9,581 533,949
Consensus Cloud Solutions,
Inc.* 5,121 195,366
Core Scientific, Inc.* 4,032 103,179
Digital Turbine, Inc.* 26,463 341,373
Domo, Inc., Class B* 53,505 167,471
D-Wave Quantum, Inc.*(a) 14,059 337,275
eGain Corp.* 8,390 52,857
Hut 8 Corp.* 8,115 936,836
Intapp, Inc.* 5,314 133,966
InterDigital, Inc. 1,473 417,051
Keel Infrastructure Corp.* 22,331 128,180
MARA Holdings, Inc.*(a) 19,044 264,521
Ooma, Inc.* 31,824 611,657
Porch Group, Inc.*(a) 29,677 446,342
Progress Software Corp.* 31,571 1,060,154
Q2 Holdings, Inc.* 8,271 397,835
Red Violet, Inc.* 7,133 454,515
Riot Platforms, Inc.*(a) 27,867 762,998
Silvaco Group, Inc.*(a) 21,082 290,721
SoundHound AI, Inc., Class
A*(a) 7,187 46,500
Telos Corp.* 12,759 58,691
Tenable Holdings, Inc.* 2,877 106,104
Vertex, Inc., Class A* 23,327 267,794
Weave Communications, Inc.* 8,150 48,819
Xperi, Inc.* 4,201 34,574
Zeta Global Holdings Corp.,
Class A* 58,573 1,152,717
13,606,681
Specialized REITs 0 .2%
Four Corners Property Trust,
Inc. 14,996 368,152

NVIT GS Small Cap Equity Insights Fund - June 30, 2026 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Specialty Retail 3 .1%
Advance Auto Parts, Inc.(a) 22,821 1,419,923
American Eagle Outfitters, Inc. 6,503 111,852
Boot Barn Holdings, Inc.* 946 155,399
Buckle, Inc. (The) 3,172 133,858
Camping World Holdings, Inc.,
Class A(a) 104,879 800,227
Citi Trends, Inc.* 5,696 329,457
EVgo, Inc., Class A*(a) 34,650 66,181
Group 1 Automotive, Inc. 1,798 523,524
RealReal, Inc. (The)* 34,051 401,461
RH* 181 29,816
Shoe Station Group, Inc. 23,372 346,607
Signet Jewelers Ltd. 2,312 199,294
ThredUp, Inc., Class A* 19,206 131,561
Upbound Group, Inc. 35,476 752,801
Victoria's Secret & Co.* 11,050 922,454
Zumiez, Inc.*(a) 26,757 476,275
6,800,690
Technology Hardware, Storage & Peripherals 0 .2%
Corsair Gaming, Inc.*(a) 16,349 158,095
CPI Card Group, Inc.* 1,605 33,352
Eastman Kodak Co.* 12,654 117,049
One Stop Systems, Inc.* 2,784 50,613
Quantum Computing, Inc.*(a) 1,828 17,732
376,841
Textiles, Apparel & Luxury Goods 1 .4%
Figs, Inc., Class A* 57,386 587,059
G-III Apparel Group Ltd. 12,059 406,509
Movado Group, Inc. 16,767 659,110
Steven Madden Ltd. 30,829 1,297,901
2,950,579
Tobacco 0 .3%
Turning Point Brands, Inc. 6,669 565,598
Trading Companies & Distributors 0 .5%
Boise Cascade Co. 5,248 407,402
Custom Truck One Source,
Inc.*(a) 48,712 575,289
DXP Enterprises, Inc.* 509 85,889
1,068,580
Wireless Telecommunication Services 0 .1%
Gogo, Inc.* 61,719 191,329
Telephone & Data Systems,
Inc. 706 26,129
217,458
Total Common Stocks
(cost $182,295,319) 217,469,987
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Cargo Therapeutics, Inc.,
CVR*^∞ 20,331 0
Total Rights
(cost $0) 0
Short-Term Investments 1 .2%
Shares Value ($)
Money Market Funds 1.2%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 600,000 600,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 600,000 600,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 600,000 600,000
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(b)(c) 800,000 800,000
Total Short-Term Investments
(cost $2,600,000) 2,600,000
Repurchase Agreements 4 .1%
Principal
Amount ($)
Bank of America NA,
3.65%, dated 6/30/2026,
due 7/1/2026, repurchase
price $2,000,203,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
6/1/2043 - 2/1/2047; total
market value $2,040,000.
(c)(d) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $5,000,504,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25%
- 8.50%, maturing
2/20/2027 - 5/20/2076;
total market value
$5,100,000.(c)(d) 5,000,000 5,000,000

30 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $2,001,263,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$2,041,288.(c)(d) 2,001,061 2,001,061
Total Repurchase Agreements
(cost $9,001,061) 9,001,061
Total Investments
(cost $193,896,380) — 105.3% 229,071,048
Liabilities in excess of other assets — (5.3)% (11,452,539)
NET ASSETS — 100.0%
$ 217,618,509
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $22,669,670, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $2,600,000 and $9,001,061,
respectively, and by $11,576,889 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/9/2026 - 11/15/2055, a total value of $23,177,950.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $11,601,061.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT U.S. 130/30 Equity Fund - June 30, 2026 (Unaudited) - Statement of Investments - 31
Common Stocks 98 .0%
Shares Value ($)
Aerospace & Defense 0 .7%
Lockheed Martin Corp. 17,618 8,975,666
Automobiles 1 .1%
General Motors Co. 188,704 14,545,304
Banks 0 .3%
Western Alliance Bancorp 52,648 4,327,666
Biotechnology 1 .3%
Incyte Corp.* 99,441 11,272,632
Neurocrine Biosciences, Inc.* 22,044 3,715,185
Regeneron Pharmaceuticals,
Inc. 3,207 1,999,693
16,987,510
Broadline Retail 3 .6%
Amazon.com, Inc.* 110,461 26,327,275
eBay, Inc. 181,687 20,303,522
46,630,797
Building Products 0 .9%
A O Smith Corp. 127,052 7,968,701
Trex Co., Inc.* 65,676 3,286,427
11,255,128
Capital Markets 6 .4%
Bank of New York Mellon
Corp. (The) 69,872 10,104,190
Evercore, Inc., Class A 12,823 4,378,285
Interactive Brokers Group,
Inc., Class A 262,767 22,871,240
Northern Trust Corp. 94,413 16,412,756
State Street Corp. 92,665 15,715,984
Stifel Financial Corp. 106,130 7,404,690
StoneX Group, Inc.* 50,846 6,025,251
82,912,396
Chemicals 1 .6%
Albemarle Corp. 74,153 10,012,879
Solstice Advanced Materials,
Inc. 50,573 4,480,768
Westlake Corp. 91,228 6,659,644
21,153,291
Construction & Engineering 2 .7%
Argan, Inc. 4,030 3,218,157
Comfort Systems USA, Inc. 9,294 18,420,243
EMCOR Group, Inc. 16,084 13,347,790
34,986,190
Consumer Finance 1 .3%
Ally Financial, Inc. 370,415 17,020,569
Consumer Staples Distribution & Retail 3 .7%
Maplebear, Inc.* 293,990 13,920,427
Sysco Corp. 147,208 12,303,645
Target Corp. 163,668 21,376,677
47,600,749
Electric Utilities 0 .0%
†
Portland General Electric Co. 4,560 236,345
Electrical Equipment 0 .3%
Powell Industries, Inc. 12,720 3,642,499
Electronic Equipment, Instruments & Components 1 .3%
Jabil, Inc. 42,726 16,470,018
Common Stocks
Shares Value ($)
Entertainment 0 .4%
ROBLOX Corp., Class A* 85,642 4,657,212
Financial Services 1 .2%
Chime Financial, Inc., Class A* 159,047 3,257,282
Corebridge Financial, Inc. 436,063 12,484,484
15,741,766
Food Products 2 .0%
Archer-Daniels-Midland Co. 225,988 17,265,483
Darling Ingredients, Inc.* 6,861 374,748
Smithfield Foods, Inc. 49,873 1,209,919
Tyson Foods, Inc., Class A 133,703 7,654,497
26,504,647
Gas Utilities 0 .1%
Southwest Gas Holdings, Inc. 7,591 673,170
Ground Transportation 2 .6%
JB Hunt Transport Services,
Inc. 47,568 13,767,606
Landstar System, Inc. 68,140 14,092,033
Ryder System, Inc. 18,180 4,795,339
U-Haul Holding Co.* 22,110 1,446,879
34,101,857
Health Care Equipment & Supplies 4 .0%
Align Technology, Inc.* 96,561 16,285,978
Edwards Lifesciences Corp.* 253,862 22,964,357
GE HealthCare Technologies,
Inc. 197,012 12,610,738
51,861,073
Health Care Providers & Services 3 .1%
Centene Corp.* 339,542 21,795,201
McKesson Corp. 3,600 2,720,160
Molina Healthcare, Inc.* 70,751 16,180,754
40,696,115
Hotels, Restaurants & Leisure 4 .4%
Booking Holdings, Inc. 122,538 21,841,173
Domino's Pizza, Inc. 41,442 12,268,490
DraftKings, Inc., Class A* 359,993 9,093,423
Las Vegas Sands Corp. 314,845 14,542,691
57,745,777
Household Durables 0 .0%
†
Installed Building Products,
Inc. 1,106 254,203
Household Products 0 .8%
Clorox Co. (The) 107,466 10,256,555
Independent Power and Renewable Electricity Producers
1 .3%
Talen Energy Corp.* 33,609 12,914,595
Vistra Corp. 21,113 3,349,155
16,263,750
Insurance 1 .9%
CNA Financial Corp. 53,830 2,616,676
Everest Group Ltd. 21,549 7,697,949
First American Financial Corp. 24,692 1,693,624
Globe Life, Inc. 66,461 11,875,252
Oscar Health, Inc., Class A* 24,774 706,555
Reinsurance Group of
America, Inc. 3,440 731,516
25,321,572

32 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Interactive Media & Services 7 .9%
Alphabet, Inc., Class C 216,169 76,378,993
Match Group, Inc. 461,979 17,578,301
Pinterest, Inc., Class A* 112,288 2,361,417
Reddit, Inc., Class A* 15,401 2,673,305
Snap, Inc., Class A* 706,310 3,136,016
102,128,032
IT Services 1 .5%
VeriSign, Inc. 75,810 19,070,764
Life Sciences Tools & Services 0 .8%
West Pharmaceutical
Services, Inc. 29,782 10,691,738
Machinery 0 .7%
Graco, Inc. 116,840 8,834,272
Media 0 .4%
Trade Desk, Inc. (The), Class
A* 309,786 5,600,931
Oil, Gas & Consumable Fuels 2 .7%
Chevron Corp. 1,646 272,841
Phillips 66 89,008 15,046,802
Valero Energy Corp. 76,790 19,999,188
35,318,831
Passenger Airlines 2 .0%
American Airlines Group, Inc.* 257,554 4,654,001
Southwest Airlines Co. 420,838 21,639,490
26,293,491
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 16,030 1,265,568
Residential REITs 2 .3%
Camden Property Trust 137,368 15,727,262
Essex Property Trust, Inc. 50,438 14,707,217
30,434,479
Semiconductors & Semiconductor Equipment 14 .3%
Broadcom, Inc. 29,465 11,130,404
Cirrus Logic, Inc.* 55,944 8,309,362
KLA Corp. 86,630 26,137,137
Micron Technology, Inc. 41,452 47,847,629
NVIDIA Corp. 392,573 78,549,932
Texas Instruments, Inc. 47,724 14,225,093
186,199,557
Software 9 .7%
Adobe, Inc.* 36,664 7,516,853
Atlassian Corp., Class A* 49,910 3,882,499
Crowdstrike Holdings, Inc.,
Class A* 3,470 2,648,096
Docusign, Inc., Class A* 175,451 7,793,533
Dropbox, Inc., Class A* 140,028 3,846,569
Fortinet, Inc.* 160,046 24,586,267
Intuit, Inc. 22,249 5,806,989
Manhattan Associates, Inc.* 42,526 5,921,745
Microsoft Corp. 98,227 36,640,636
Nutanix, Inc., Class A* 140,083 7,138,630
Pegasystems, Inc. 71,585 2,145,402
SentinelOne, Inc., Class A* 61,138 1,037,512
Synopsys, Inc.* 23,660 10,554,016
Zscaler, Inc.* 48,766 6,883,321
126,402,068
Common Stocks
Shares Value ($)
Specialized REITs 0 .0%
†
Millrose Properties, Inc. 2,420 72,721
Specialty Retail 2 .0%
Best Buy Co., Inc. 141,111 10,707,502
Carvana Co., Class A* 42,654 2,807,486
Tractor Supply Co. 176,734 5,586,562
Wayfair, Inc., Class A* 35,459 3,277,121
Williams-Sonoma, Inc. 14,688 3,423,773
25,802,444
Technology Hardware, Storage & Peripherals 4 .1%
Apple, Inc. 123,090 35,617,322
Everpure, Inc., Class A* 57,827 4,556,189
Sandisk Corp.* 5,602 12,737,436
52,910,947
Textiles, Apparel & Luxury Goods 2 .3%
Deckers Outdoor Corp.* 184,085 18,277,800
Lululemon Athletica, Inc.* 99,691 11,382,718
29,660,518
Trading Companies & Distributors 0 .2%
Core & Main, Inc., Class A* 55,372 2,671,699
Total Investments
(cost $1,000,693,876) — 98.0% 1,274,179,885
Other assets in excess of liabilities — 2.0% 25,378,702
NET ASSETS — 100.0%
$ 1,299,558,587
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

NVIT U.S. 130/30 Equity Fund - June 30, 2026 (Unaudited) - Statement of Investments - 33
OTC Total return swap contracts outstanding as of June 30, 2026 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
A O Smith Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 1,604,942 26,613 26,613
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 5,907,332 56,051 56,051
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 20,774,952 133,387 133,387
American Airlines
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 310,316 2,576 2,576
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 628,060 1,087 1,087
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 50,861,965 1,339,398 1,339,398
Applied Digital Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 651,482 8,209 8,209
Applied
Optoelectronics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 591,307 7,743 7,743
Archer-Daniels-
Midland Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 635,052 413 413
Argan, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 9,458,825 82,797 82,797
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 11,407,271 63,895 63,895
Carvana Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 343,844 10,970 10,970
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,136,562 19,797 19,797
Cipher Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,350,359 31,658 31,658
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 7,073,593 103,820 103,820
Cisco Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 5,489,728 11,217 11,217
Constellation Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,137,719 270,596 270,596
Construction
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,077,504 85,810 85,810
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 105,874 147 147

34 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Corning, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 9,384,754 9,553 9,553
Crowdstrike
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 24,016,779 636,658 636,658
Darling Ingredients,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 386,054 10,390 10,390
Domino's Pizza, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,860,303 24,843 24,843
DoorDash, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 453,575 642 642
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 7,980,447 20,336 20,336
Elanco Animal
Health, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,566,205 8,273 8,273
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 5,911,235 110,193 110,193
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 12,478,613 277,764 277,764
Everpure, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,122,679 92,191 92,191
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 4,552,556 284,067 284,067
Honeywell
Aerospace, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,417,455 28,597 28,597
Honeywell
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,461,046 60,286 60,286
Hut 8 Corp. Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,691,354 90,329 90,329
ImmunityBio, Inc. Increases in total
return of reference
entity
OBFR - 3.87% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 808,664 1,385 1,385
Installed Building
Products, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 454,474 5,705 5,705
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.62% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,110,737 12,930 12,930
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 4,136,534 22,010 22,010
KLA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,172,383 477,081 477,081

NVIT U.S. 130/30 Equity Fund - June 30, 2026 (Unaudited) - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Lantheus Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,958,979 24,015 24,015
Lockheed Martin
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 1,796,724 37,973 37,973
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,377,461 11,376 11,376
Maplebear, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 2,848,339 7,219 7,219
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,350,966 15,878 15,878
Mueller Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,774,495 750 750
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,136,130 273,816 273,816
NuScale Power
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,426,025 32,700 32,700
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 40,700,460 1,055,650 1,055,650
Oklo, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 473,325 3,889 3,889
Portland General
Electric Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,341,274 4,641 4,641
Powell Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,360,885 119,000 119,000
Primo Brands Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,698,381 61,272 61,272
Rayonier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,743,334 37,567 37,567
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 8,697,470 247,995 247,995
Royal Caribbean
Cruises Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,350,044 61,398 61,398
Royal Gold, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 4,623,367 58,137 58,137
Ryder System, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 2,864,102 1,948 1,948
Sandisk Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 9,822,514 964,829 964,829

36 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,820,287 25,744 25,744
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,818,278 8,190 8,190
Solstice Advanced
Materials, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 641,564 44,387 44,387
Stifel Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 7,182,489 218,210 218,210
StoneX Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,201,697 138,688 138,688
Sysco Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 5,888,545 12,682 12,682
Terawulf, Inc. Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 745,446 26,558 26,558
Texas Instruments,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 11,644,999 491,866 491,866
Toast, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 2,787,953 28,106 28,106
Tractor Supply Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 4,939,663 64,070 64,070
Trex Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 4,093,422 28,631 28,631
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,490,947 55,672 55,672
Urban Outfitters, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 857,548 7,261 7,261
Viper Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 5,972,930 1,409 1,409
West
Pharmaceutical
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/31/2026 7,488,381 90,111 90,111
Zscaler, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,631,835 41,042 41,042
– –
Total unrealized appreciation 8,732,097 8,732,097
– –
AAON, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 5,655,687 (55,684) (55,684)
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,902,840 (458,931) (458,931)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 5,693,429 (899,180) (899,180)

NVIT U.S. 130/30 Equity Fund - June 30, 2026 (Unaudited) - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,217,843 (74,839) (74,839)
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 3,824,703 (108,169) (108,169)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 3,433,798 (97,148) (97,148)
Amcor plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,593,618 (159,158) (159,158)
Amentum Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,089,454 (23,191) (23,191)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,357,644 (208,957) (208,957)
Atlantic Union
Bankshares Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 5,284,808 (50,768) (50,768)
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 466,662 (8,819) (8,819)
Axon Enterprise, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,689,327 (685,937) (685,937)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 5,860,097 (44,131) (44,131)
Best Buy Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 8,559,208 (89,112) (89,112)
CareTrust REIT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 743,261 (4,926) (4,926)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,475,320 (207,369) (207,369)
Centene Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 688,117 (3,752) (3,752)
Coeur Mining, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,905,495 (584) (584)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,829,939 (103,644) (103,644)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,279,155 (59,972) (59,972)
Commercial Metals
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,642,920 (49,222) (49,222)
Compass, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,499,661 (93,665) (93,665)

38 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Corcept
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 338,496 (3,659) (3,659)
Core Natural
Resources, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,090,388 (37,622) (37,622)
Docusign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,112,321 (15,525) (15,525)
DraftKings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 390,621 (8,351) (8,351)
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 5,793,128 (9,681) (9,681)
D-Wave Quantum,
Inc.
Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 839,770 (5,601) (5,601)
Element Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,445,991 (236,201) (236,201)
Erie Indemnity Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 4,969,059 (46,426) (46,426)
Essex Property
Trust, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,644,678 (15,733) (15,733)
Estee Lauder Cos.,
Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,488,910 (2,197) (2,197)
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 3,768,682 (16,366) (16,366)
Federal Signal Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,832,070 (95,710) (95,710)
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,529,748 (17,924) (17,924)
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,934,126 (31,425) (31,425)
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,574,053 (6,807) (6,807)
Graco, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 342,816 (725) (725)
GXO Logistics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,714,556 (29,136) (29,136)
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 4,678,486 (130,016) (130,016)
Hims & Hers Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 4,874,533 (179,965) (179,965)

NVIT U.S. 130/30 Equity Fund - June 30, 2026 (Unaudited) - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,324,272 (15,187) (15,187)
Ingersoll Rand, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,287,213 (90,926) (90,926)
International Paper
Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,787,132 (38,504) (38,504)
ITT, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,794,140 (264,943) (264,943)
JBT Marel Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,858,909 (206,172) (206,172)
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 4,110,425 (133,635) (133,635)
Kymera
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 5,053,278 (235,764) (235,764)
Las Vegas Sands
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,150,916 (4,485) (4,485)
Liberty Media Corp-
Liberty Formula One
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,243,960 (126,392) (126,392)
Loar Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,501,698 (37,358) (37,358)
Lululemon Athletica,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,184,960 (1,142) (1,142)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 6,939,470 (141,938) (141,938)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,521,706 (440,925) (440,925)
Match Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 158,668 (2,836) (2,836)
Mirion Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 4,996,930 (130,985) (130,985)
MKS, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,701,966 (110,766) (110,766)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 3,262,863 (11,984) (11,984)
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 10,781,015 (93,715) (93,715)
Northern Trust Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,400,951 (3,712) (3,712)

40 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 1,903,356 (3,735) (3,735)
Oscar Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 4,018,953 (131,053) (131,053)
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,844,324 (29,539) (29,539)
Pinnacle Financial
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,131,650 (27,767) (27,767)
Pinterest, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 6,828,630 (276,003) (276,003)
Piper Sandler Cos. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 3,366,944 (5,106) (5,106)
Planet Labs PBC Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 2,466,297 (137,720) (137,720)
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 5,466,614 (211,857) (211,857)
Regal Rexnord
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,298,649 (492,717) (492,717)
Regeneron
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 4,154,647 (55,103) (55,103)
Rocket Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,362,920 (116,872) (116,872)
Samsara, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,886,638 (39,550) (39,550)
Sanmina Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 6,301,186 (315,458) (315,458)
Southwest Gas
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 203,393 (694) (694)
SPX Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 780,621 (22,161) (22,161)
State Street Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,906,774 (9,941) (9,941)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,770,577 (151,697) (151,697)
Synopsys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 10,141,401 (27,055) (27,055)
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,301,175 (38,731) (38,731)

NVIT U.S. 130/30 Equity Fund - June 30, 2026 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 7,162,506 (275,803) (275,803)
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 8,119,270 (334,940) (334,940)
Trade Desk, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,531,159 (48,272) (48,272)
TransUnion Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 4,689,712 (28,818) (28,818)
TTM Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,514,094 (7,663) (7,663)
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 7,651,005 (117,891) (117,891)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 6,715,062 (4,808) (4,808)
U-Haul Holding Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 318,627 (7,547) (7,547)
USA Rare Earth, Inc. Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 544,960 (13,637) (13,637)
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 4,201,677 (75,156) (75,156)
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,276,429 (16,056) (16,056)
Viavi Solutions, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 187,705 (1,337) (1,337)
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 2,813,869 (62,367) (62,367)
Wayfair, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 9/30/2026 978,451 (33,984) (33,984)
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,464,381 (57,419) (57,419)
Williams-Sonoma,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 9,626,331 (291,970) (291,970)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,241,867 (16,680) (16,680)
– –
Total unrealized depreciation (9,954,704) (9,954,704)
– –
Net unrealized depreciation (1,222,607) (1,222,607)
Financing Costs of Swap Contracts (8,373) (8,373)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,230,980) (1,230,980)

42 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT U.S. 130/30 Equity Fund
OBFR Overnight Bank Funding Rate
As of June 30, 2026, the Fund had $13,320,000 segregated as collateral for swap contracts.
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.63%
The accompanying notes are an integral part of these financial statements.

44 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Assets:
Investment securities, at value
*
$ 412,924,533
Repurchase agreements, at value 415,832
Cash 2,478,139
Cash pledged for swap contracts —
Deposits with broker for futures contracts 196,013
Foreign currencies, at value 1,156,092
Interest and dividends receivable 1,301,999
Security lending income receivable 8,854
Receivable for investments sold —
Receivable for capital shares issued 159,000
Reclaims receivable 85,904
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts 42,830
Receivable for variation margin on centrally cleared swap contracts —
Prepaid expenses 2,015
Total Assets 418,771,211
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 46,341
Swap contracts, at value (Note 2) —
Cash overdraft (Note 2) —
Payable upon return of securities loaned (Note 2) 589,603
Payable for capital gain country tax 4,058
Accrued expenses and other payables:
Investment advisory fees 323,221
Fund administration fees 26,044
Accounting and transfer agent fees 800
Trustee fees 580
Due to broker —
Deferred capital gain country tax 459,986
Custodian fees 4
Compliance program costs (Note 3) 395
Professional fees 23,725
Printing fees 5,591
Other 9
Total Liabilities 1,480,357
Net Assets $ 417,290,854
* Includes value of securities on loan (Note 2) 1,647,753
Cost of investment securities 283,944,227
Cost of repurchase agreements 415,832
Cost of foreign currencies 1,153,457
Represented by:
Capital $ 167,992,243
Total distributable earnings (loss) 249,298,611
Net Assets $ 417,290,854

1940 Act Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 45
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 733,567,348 $ 639,945,227 $ 220,069,987 $ 1,274,179,885
14,793,888 — 9,001,061 —
10,878,598 — 8,293,779 10,755,716
— — — 13,320,000
770,322 578,893 — —
1,321,673 — — —
741,262 256,726 177,647 669,206
4,737 — 6,229 —
970 15,312,449 5,659,229 3,107,485
41,684 — — —
4,477,150 — — —
— — — 8,732,097
51,944 50,400 — —
— — — 457,857
2,835 3,244 892 4,237
766,652,411 656,146,939 243,208,824 1,311,226,483
— 1,922,992 13,421,189 —
131,242 1,255,746 369,910 518,883
— — — 9,963,077
— 3,077,949 — —
15,193,888 — 11,601,061 —
— — — —
451,830 320,175 126,656 755,712
33,461 46,991 18,428 50,636
765 6,272 4,699 2,537
951 6,008 204 1,231
— — — 326,152
— — — —
100,367 31,221 12,208 4,468
773 1,407 213 1,031
38,975 40,116 31,183 37,877
6,037 10,942 4,081 6,290
62,818 8,921 483 2
16,021,107 6,728,740 25,590,315 11,667,896
$ 750,631,304 $ 649,418,199 $ 217,618,509 $ 1,299,558,587
25,243,664 — 22,669,670 —
608,843,418 443,121,063 184,895,319 1,000,693,876
14,793,888 — 9,001,061 —
1,323,246 — — —
$ 353,547,497 $ (153,833,971) $ 127,476,238 $ 877,469,933
397,083,807 803,252,170 90,142,271 422,088,654
$ 750,631,304 $ 649,418,199 $ 217,618,509 $ 1,299,558,587

46 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Net Assets:
Class Y Shares $ 417,290,854
Total $ 417,290,854
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 29,707,433
Total 29,707,433
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 14 .05

1940 Act Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 47
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 750,631,304 $ 649,418,199 $ 217,618,509 $ 1,299,558,587
$ 750,631,304 $ 649,418,199 $ 217,618,509 $ 1,299,558,587
47,911,822 47,851,929 14,196,501 99,401,275
47,911,822 47,851,929 14,196,501 99,401,275
$ 15 .67 $ 13 .57 $ 15 .33 $ 13 .07

48 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
INVESTMENT INCOME:
Dividend income $ 5,545,027
Income from securities lending (net of fees) (Note 2) 70,707
Interest income 41,245
Income from non-cash dividends —
Foreign tax withholding (555,212)
European Union tax reclaims (Note 2) —
Total Income 5,101,767
EXPENSES:
Investment advisory fees 1,875,582
Fund administration fees 77,635
Professional fees 66,762
Printing fees 2,242
Trustee fees 6,594
Custodian fees 26,058
Accounting and transfer agent fees 5,410
Compliance program costs (Note 3) 896
Other 4,105
Total expenses before earnings credit 2,065,284
Earnings credit (Note 4) —
Net Expenses 2,065,284
NET INVESTMENT INCOME 3,036,483
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9)† 67,847,477
Expiration or closing of futures contracts (Note 2) 1,619,353
Settlement of forward foreign currency contracts (Note 2) (720)
Foreign currency transactions (Note 2) (430,324)
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 69,035,786
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 32,220,177
Futures contracts (Note 2) (77,013)
Translation of assets and liabilities denominated in foreign currencies (Note 2) 46,628
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 32,189,792
Net realized/unrealized gains (losses) 101,225,578
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 104,262,061
† Net of capital gain country taxes $ (1,080,077)
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ 1,258,928

1940 Act Funds - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 49
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 14,567,945 $ 4,918,125 $ 1,409,771 $ 5,462,046
71,286 — 36,095 —
144,362 164,721 51,219 388,548
— — 117,320 —
(1,523,881) — (1,172) —
(667) — — —
13,259,045 5,082,846 1,613,233 5,850,594
2,670,093 2,468,203 719,283 3,733,927
117,511 147,480 51,531 160,815
38,245 30,480 18,243 31,292
3,410 8,206 963 4,339
11,747 12,724 3,194 15,253
— 31,188 — 9,465
5,949 4,304 601 2,650
1,527 1,879 420 1,990
6,523 13,936 1,519 8,349
2,855,005 2,718,400 795,754 3,968,080
— — — (9,328)
2,855,005 2,718,400 795,754 3,958,752
10,404,040 2,364,446 817,479 1,891,842
97,433,568 129,351,220 39,287,260 58,438,490
806,644 629,813 569,360 —
(18,019) — — —
(43,953) — — —
– — — (4,612,700)
98,178,240 129,981,033 39,856,620 53,825,790
(11,851,374) (77,118,816) 7,003,857 61,008,001
91,946 (60,752) 11,316 —
(148,271) — — —
— — — (1,728,579)
(11,907,699) (77,179,568) 7,015,173 59,279,422
86,270,541 52,801,465 46,871,793 113,105,212
$ 96,674,581 $ 55,165,911 $ 47,689,272 $ 114,997,054
$ — $ — $ — $ —
$ — $ — $ — $ —

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - 1940 Act Funds
NVIT GS Emerging Markets Equity Insights
Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 3,036,483 $ 10,878,121
Net realized gains 69,035,786 110,005,620
Net change in unrealized appreciation/depreciation 32,189,792 42,794,263
Change in net assets resulting from operations 104,262,061 163,678,004
Distributions to Shareholders From:
Distributable earnings:
Class Y — (19,850,783)
Change in net assets from shareholder distributions — (19,850,783)
Change in net assets from capital transactions (88,758,230) (308,087,928)
Change in net assets 15,503,831 (164,260,707)
Net Assets:
Beginning of period 401,787,023 566,047,730
End of period $ 417,290,854 $ 401,787,023
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 2,970,197 $ 22,455,204
Dividends reinvested — 19,850,783
Cost of shares redeemed (91,728,427) (350,393,915)
Total Class Y Shares (88,758,230) (308,087,928)
Change in net assets from capital transactions $ (88,758,230) $ (308,087,928)
SHARE TRANSACTIONS:
Class Y Shares
Issued 246,658 2,166,855
Reinvested — 1,926,598
Redeemed (7,230,729) (33,745,425)
Total Class Y Shares (6,984,071) (29,651,972)
Total change in shares (6,984,071) (29,651,972)

1940 Act Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 51
NVIT GS International Equity Insights Fund NVIT GS Large Cap Equity Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 10,404,040 $ 17,831,802 $ 2,364,446 $ 13,625,430
98,178,240 166,607,264 129,981,033 482,204,245
(11,907,699) 101,727,302 (77,179,568) (285,799,746)
96,674,581 286,166,368 55,165,911 210,029,929
— (59,600,111) — (366,174,563)
— (59,600,111) — (366,174,563)
(78,461,894) (515,606,141) (370,085,825) (919,641,084)
18,212,687 (289,039,884) (314,919,914) (1,075,785,718)
732,418,617 1,021,458,501 964,338,113 2,040,123,831
$ 750,631,304 $ 732,418,617 $ 649,418,199 $ 964,338,113
$ 18,737,574 $ 355,720,333 $ 9,465,659 $ 320,672,915
— 59,600,111 — 366,174,563
(97,199,468) (930,926,585) (379,551,484) (1,606,488,562)
(78,461,894) (515,606,141) (370,085,825) (919,641,084)
$ (78,461,894) $ (515,606,141) $ (370,085,825) $ (919,641,084)
1,248,144 26,638,645 741,349 22,525,156
— 4,649,120 — 29,409,800
(6,526,775) (74,637,576) (27,818,264) (123,088,259)
(5,278,631) (43,349,811) (27,076,915) (71,153,303)
(5,278,631) (43,349,811) (27,076,915) (71,153,303)

The accompanying notes are an integral part of these financial statements.
52 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - 1940 Act Funds
+
NVIT GS Small Cap Equity Insights Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 817,479 $ 1,683,835
Net realized gains 39,856,620 15,032,444
Net change in unrealized appreciation/depreciation 7,015,173 12,246,400
Change in net assets resulting from operations 47,689,272 28,962,679
Distributions to Shareholders From:
Distributable earnings:
Class Y — (31,347,464)
Change in net assets from shareholder distributions — (31,347,464)
Change in net assets from capital transactions (29,409,923) 9,386,707
Change in net assets 18,279,349 7,001,922
Net Assets:
Beginning of period 199,339,160 192,337,238
End of period $ 217,618,509 $ 199,339,160
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 7,311,843 $ 23,333,282
Dividends reinvested — 31,347,464
Cost of shares redeemed (36,721,766) (45,294,039)
Total Class Y Shares (29,409,923) 9,386,707
Change in net assets from capital transactions $ (29,409,923) $ 9,386,707
SHARE TRANSACTIONS:
Class Y Shares
Issued 552,189 1,907,006
Reinvested — 2,663,730
Redeemed (2,638,799) (3,645,524)
Total Class Y Shares (2,086,610) 925,212
Total change in shares (2,086,610) 925,212

1940 Act Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 53
NVIT U.S. 130/30 Equity Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 1,891,842 $ 1,470,912
53,825,790 95,991,615
59,279,422 25,623,813
114,997,054 123,086,340
— (169,553,805)
— (169,553,805)
208,128,521 (55,184,312)
323,125,575 (101,651,777)
976,433,012 1,078,084,789
$ 1,299,558,587 $ 976,433,012
$ 332,265,690 $ 67,862,617
— 169,553,805
(124,137,169) (292,600,734)
208,128,521 (55,184,312)
$ 208,128,521 $ (55,184,312)
25,372,565 5,505,734
— 14,999,063
(10,106,182) (22,999,342)
15,266,383 (2,494,545)
15,266,383 (2,494,545)

54 - Financial Highlights - June 30, 2026 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging Markets Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2026 (Unaudited) $ 10.95 $ 0.09 $ 3.01 $ 3.10 $ — $ — $ — $ 14.05 28.31% $ 417,291 1.02% 1.50% 1.02% 76.71%
12/31/2025 8.53 0.19 2.62 2.81 (0.39) — (0.39) 10.95 33.28% 401,787 1.00% 2.02% 1.00% 150.11%
12/31/2024 8.03 0.17 0.61 0.78 (0.28) — (0.28) 8.53 9.79% 566,048 1.00% 1.97% 1.00% 153.24%
12/31/2023 7.33 0.19 0.78 0.97 (0.27) — (0.27) 8.03 13.43% 749,325 0.99% 2.47% 0.99% 160.74%
12/31/2022 12.27 0.27 (2.54) (2.27) (0.41) (2.26) (2.67) 7.33 (18.86)% 440,867 0.98% 2.81% 0.98% 157.70%
12/31/2021 12.54 0.32 (0.27) 0.05 (0.24) (0.08) (0.32) 12.27 0.33% 536,099 0.98% 2.39% 0.98% 188.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

1940 Act Funds - June 30, 2026 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT GS International Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2026 (Unaudited) $ 13.77 $ 0.21 $ 1.69 $ 1.90 $ — $ — $ — $ 15.67 13.80% $ 750,631 0.79% 2.86% 0.79% 75.90%
12/31/2025 10.58 0.28 4.01 4.29 (0.57) (0.53) (1.10) 13.77 41.44% 732,419 0.82% 2.27% 0.82% 148.53%
12/31/2024 10.13 0.22 0.51 0.73 (0.28) — (0.28) 10.58 7.09% 1,021,459 0.79% 2.04% 0.79% 169.60%
12/31/2023 8.76 0.24 1.45 1.69 (0.32) — (0.32) 10.13 19.52% 747,311 0.80% 2.47% 0.80% 152.26%
12/31/2022 11.46 0.32 (2.02) (1.70) (0.48) (0.52) (1.00) 8.76 (14.29)% 780,568 0.77% 3.30% 0.77% 158.67%
12/31/2021 10.80 0.28 0.99 1.27 (0.61) — (0.61) 11.46 11.65% 1,190,973 0.76% 2.43% 0.76% 156.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

56 - Financial Highlights - June 30, 2026 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Large Cap Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2026 (Unaudited) $ 12.87 $ 0.03 $ 0.67 $ 0.70 $ — $ — $ — $ 13.57 5.44% $ 649,418 0.60% 0.53% 0.60% 97.54%
12/31/2025 13.97 0.10 1.74 1.84 (0.17) (2.77) (2.94) 12.87 14.12% 964,338 0.57% 0.72% 0.58% 148.19%
12/31/2024 11.34 0.08 2.79 2.87 (0.09) (0.15) (0.24) 13.97 25.37% 2,040,124 0.58% 0.62% 0.58% 124.07%
12/31/2023 9.28 0.08 2.08 2.16 (0.10) — (0.10) 11.34 23.31% 2,178,517 0.57% 0.83% 0.57% 190.89%
12/31/2022 15.55 0.10 (3.06) (2.96) (0.11) (3.20) (3.31) 9.28 (19.64)%(f) 2,307,008 0.57% 0.85% 0.57% 203.75%
12/31/2021 12.26 0.10 3.57 3.67 (0.11) (0.27) (0.38) 15.55 30.06%(f) 3,044,622 0.57% 0.67% 0.57% 207.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

1940 Act Funds - June 30, 2026 (Unaudited) - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
NVIT GS Small Cap Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2026 (Unaudited) $ 12.24 $ 0.05 $ 3.04 $ 3.09 $ — $ — $ — $ 15.33 25.25% $ 217,619 0.77% 0.79% 0.77% 86.05%
12/31/2025 12.52 0.11 1.74 1.85 (0.12) (2.01) (2.13) 12.24 15.51% 199,339 0.78% 0.87% 0.78% 155.51%
12/31/2024 10.58 0.08 1.95 2.03 (0.09) — (0.09) 12.52 19.18% 192,337 0.78% 0.70% 0.78% 153.92%
12/31/2023 8.92 0.09 1.67 1.76 (0.10) — (0.10) 10.58 19.83% 224,795 0.75% 0.92% 0.75% 151.16%
12/31/2022 14.29 0.10 (2.87) (2.77) (0.08) (2.52) (2.60) 8.92 (19.68)% 226,448 0.75% 0.85% 0.75% 158.45%
12/31/2021 11.68 0.06 2.63 2.69 (0.08) — (0.08) 14.29 23.02% 297,076 0.77% 0.42% 0.77% 171.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

58 - Financial Highlights - June 30, 2026 (Unaudited) - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT U.S. 130/30 Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
6/30/2026 (Unaudited) $ 11.61 $ 0.02 $ 1.44 $ 1.46 $ — $ — $ — $ 13.07 12.58%(e) $ 1,299,559 0.79% 0.37% 0.79% 44.34%
12/31/2025 12.44 0.02 1.49 1.51 (0.19) (2.15) (2.34) 11.61 12.68%(e) 976,433 0.80% 0.14% 0.80% 95.81%
12/31/2024 11.08 0.06 2.25 2.31 — (0.95) (0.95) 12.44 21.64% 1,078,085 0.80% 0.48% 0.80% 98.83%
12/31/2023 12.90 0.08 2.86 2.94 (2.36) (2.40) (4.76) 11.08 26.17% 917,773 0.80% 0.66% 0.80% 71.61%
12/31/2022 16.63 0.11 0.10 0.21 (0.93) (3.01) (3.94) 12.90 1.64% 1,005,389 0.79% 0.69% 0.79% 113.42%
12/31/2021 12.22 0.08 4.33 4.41 — — — 16.63 36.09% 1,389,716 0.78% 0.56% 0.78% 102.12%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

1940 Act Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 59
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2026, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT GS Emerging Markets Equity Insights Fund ("GS Emerging Markets")
NVIT GS International Equity Insights Fund ("GS International")
NVIT GS Large Cap Equity Fund ("GS Large Cap")
NVIT GS Small Cap Equity Insights Fund ("GS Small Cap")
NVIT U.S. 130/30 Equity Fund ("U.S. 130/30")
Only other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds, hold shares of GS Large Cap,
GS Small Cap and U.S. 130/30. Shares of GS Emerging Markets and GS International are held by other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and NVIT Investor Destinations Funds.
The Funds currently offer Class Y shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

60 - Notes to Financial Statements - June 30, 2026 (Unaudited) - 1940 Act Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

1940 Act Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 61
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
GS Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Air Freight & Logistics $ – $ 71,583 $ – $ 71,583
Automobile Components – 2,518,883 – 2,518,883
Automobiles – 6,338,081 – 6,338,081
Banks 13,026,029 46,455,667 – 59,481,696
Biotechnology – 2,532,700 – 2,532,700
Broadline Retail 219,686 10,609,961 – 10,829,647
Capital Markets 863,378 2,087,150 – 2,950,528
Chemicals 2,003,152 6,311,800 – 8,314,952
Communications Equipment 601,406 2,626,380 – 3,227,786
Construction & Engineering 1,042,484 2,734,205 – 3,776,689
Diversified Telecommunication Services – 1,465,729 – 1,465,729
Electric Utilities 4,780,778 1,092,538 – 5,873,316
Electrical Equipment – 13,149,582 – 13,149,582
Electronic Equipment, Instruments &
Components – 40,307,077 – 40,307,077
Energy Equipment & Services – 1,045,171 – 1,045,171
Financial Services – 2,585,337 – 2,585,337
Food Products – 1,605,038 – 1,605,038
Gas Utilities – 121,513 – 121,513
Ground Transportation 727,552 – – 727,552
Health Care Providers & Services 479,693 290,751 – 770,444
Hotels, Restaurants & Leisure 663,348 1,739,554 – 2,402,902
Household Durables – 4,748,077 – 4,748,077
Independent Power and Renewable
Electricity Producers – 2,017,770 – 2,017,770
Industrial Conglomerates – 16,423,578 – 16,423,578
Insurance – 10,623,350 – 10,623,350
Interactive Media & Services – 9,571,549 – 9,571,549
IT Services 555,299 1,364,663 – 1,919,962
Life Sciences Tools & Services – 420,977 – 420,977
Machinery – 3,496,262 – 3,496,262
Marine Transportation 283,349 2,753,268 – 3,036,617
Metals & Mining 5,594,714 10,782,290 – 16,377,004
Oil, Gas & Consumable Fuels 808,384 11,952,118 – 12,760,502
Paper & Forest Products – 332,303 – 332,303
Passenger Airlines 323,403 – – 323,403
Pharmaceuticals – 3,039,985 – 3,039,985
Real Estate Management & Development – 1,585,199 – 1,585,199
Semiconductors & Semiconductor
Equipment – 105,499,951 – 105,499,951
Specialty Retail – 83,760 – 83,760
Technology Hardware, Storage &
Peripherals – 45,268,427 – 45,268,427
Trading Companies & Distributors – 257,934 – 257,934
Transportation Infrastructure – 187,228 – 187,228
Water Utilities 261,671 245,995 – 507,666
Wireless Telecommunication Services – 4,172,694 – 4,172,694
Total Common Stocks $ 32,234,326 $ 380,516,078 $ – $ 412,750,404
Futures Contracts# 19,734 – – 19,734
Preferred Stock – 358 – 358
Repurchase Agreement – 415,832 – 415,832
Short-Term Investments 173,771 – – 173,771
Total $ 32,427,831 $ 380,932,268 $ – $ 413,360,099

62 - Notes to Financial Statements - June 30, 2026 (Unaudited) - 1940 Act Funds
GS International
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 25,234,383 $ – $ 25,234,383
Air Freight & Logistics – 3,322,217 – 3,322,217
Automobile Components – 10,789,921 – 10,789,921
Automobiles – 5,827,465 – 5,827,465
Banks – 103,623,479 – 103,623,479
Broadline Retail – 11,511,510 – 11,511,510
Building Products – 4,474,243 – 4,474,243
Capital Markets – 26,457,535 – 26,457,535
Chemicals – 16,643,738 – 16,643,738
Commercial Services & Supplies – 1,841,999 – 1,841,999
Communications Equipment – 3,931,848 – 3,931,848
Construction & Engineering – 13,298,757 – 13,298,757
Construction Materials – 151,245 – 151,245
Consumer Finance – 117,649 – 117,649
Consumer Staples Distribution & Retail – 4,443,604 – 4,443,604
Containers & Packaging – 480,730 – 480,730
Diversified Telecommunication Services – 14,140,221 – 14,140,221
Electric Utilities – 5,323,299 – 5,323,299
Electrical Equipment – 30,093,347 – 30,093,347
Electronic Equipment, Instruments &
Components – 22,352,396 – 22,352,396
Energy Equipment & Services – 2,839,442 – 2,839,442
Entertainment 1,501,814 – – 1,501,814
Financial Services – 11,370,148 – 11,370,148
Food Products – 21,268,564 – 21,268,564
Gas Utilities – 1,515,573 – 1,515,573
Ground Transportation – 1,327,778 – 1,327,778
Health Care Equipment & Supplies – 20,511,378 – 20,511,378
Health Care Providers & Services – 3,819,758 – 3,819,758
Hotels, Restaurants & Leisure – 10,630,776 – 10,630,776
Household Durables – 10,873,090 – 10,873,090
Household Products – 7,500,099 – 7,500,099
Independent Power and Renewable
Electricity Producers – 4,882,372 – 4,882,372
Industrial Conglomerates – 17,079,688 – 17,079,688
Insurance – 35,102,502 – 35,102,502
Interactive Media & Services – 2,841,319 – 2,841,319
IT Services – 7,467,508 – 7,467,508
Leisure Products – 669,935 – 669,935
Life Sciences Tools & Services – 11,383,696 – 11,383,696
Machinery – 22,129,494 – 22,129,494
Marine Transportation – 320,130 – 320,130
Media – 441,703 – 441,703
Metals & Mining 5,912,145 18,022,772 – 23,934,917
Multi-Utilities – 6,448,389 – 6,448,389
Office REITs – 614,993 – 614,993
Oil, Gas & Consumable Fuels 4,407,469 16,279,449 – 20,686,918
Passenger Airlines – 2,040,425 – 2,040,425
Personal Care Products – 3,572,846 – 3,572,846
Pharmaceuticals 10,800,645 30,294,605 – 41,095,250
Professional Services – 8,088,779 – 8,088,779
Real Estate Management & Development – 3,675,139 – 3,675,139
Retail REITs – 2,048,595 – 2,048,595
Semiconductors & Semiconductor
Equipment – 63,609,572 – 63,609,572
Software – 6,269,816 – 6,269,816
Specialty Retail – 12,231,650 – 12,231,650

1940 Act Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 63
Level 1 Level 2 Level 3 Total
Assets:
Technology Hardware, Storage &
Peripherals $ – $ 1,791,311 $ – $ 1,791,311
Textiles, Apparel & Luxury Goods – 11,052,155 – 11,052,155
Tobacco – 15,903,457 – 15,903,457
Trading Companies & Distributors – 1,377,611 – 1,377,611
Wireless Telecommunication Services 1,596,615 7,566,028 – 9,162,643
Total Common Stocks $ 24,218,688 $ 708,922,131 $ – $ 733,140,819
Futures Contracts# 150,402 – – 150,402
Repurchase Agreements – 14,793,888 – 14,793,888
Rights 26,529 – – 26,529
Short-Term Investments 400,000 – – 400,000
Total Assets $ 24,795,619 $ 723,716,019 $ – $ 748,511,638
Liabilities:
Futures Contracts# $ (15,575) $ – $ – $ (15,575)
Total Liabilities $ (15,575) $ – $ – $ (15,575)
Total $ 24,780,044 $ 723,716,019 $ – $ 748,496,063
GS Large Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 639,945,227 $ – $ – $ 639,945,227
Total Assets $ 639,945,227 $ – $ – $ 639,945,227
Liabilities:
Futures Contracts# $ (60,752) $ – $ – $ (60,752)
Total Liabilities $ (60,752) $ – $ – $ (60,752)
Total $ 639,884,475 $ – $ – $ 639,884,475
GS Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 5,299,701 $ – $ – $ 5,299,701
Automobile Components 2,169,143 – – 2,169,143
Banks 20,196,765 – – 20,196,765
Beverages 123,552 – – 123,552
Biotechnology 23,580,678 – – 23,580,678
Broadline Retail 34,111 – – 34,111
Building Products 108,451 – – 108,451
Capital Markets 3,253,273 – – 3,253,273
Chemicals 3,782,030 – – 3,782,030
Commercial Services & Supplies 3,733,320 – – 3,733,320
Communications Equipment 552,812 – – 552,812
Construction & Engineering 2,304,345 – – 2,304,345
Construction Materials 606,128 – – 606,128
Consumer Finance 5,129,772 – – 5,129,772
Consumer Staples Distribution & Retail 393,321 – – 393,321
Containers & Packaging 297,114 – – 297,114
Diversified Consumer Services 4,448,919 – – 4,448,919
Diversified Telecommunication Services 1,055,986 – – 1,055,986
Electrical Equipment 2,434,251 – – 2,434,251
Electronic Equipment, Instruments &
Components 5,673,527 – – 5,673,527
Energy Equipment & Services 5,226,383 – – 5,226,383
Entertainment 3,929,644 – – 3,929,644

64 - Notes to Financial Statements - June 30, 2026 (Unaudited) - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Financial Services $ 3,585,917 $ – $ – $ 3,585,917
Food Products 181,179 – – 181,179
Ground Transportation 3,311,425 – – 3,311,425
Health Care Equipment & Supplies 5,885,493 – – 5,885,493
Health Care Providers & Services 8,051,046 – – 8,051,046
Health Care REITs 1,217,678 – – 1,217,678
Health Care Technology 580,343 – – 580,343
Hotel & Resort REITs 5,341,998 – – 5,341,998
Hotels, Restaurants & Leisure 4,105,939 – – 4,105,939
Household Durables 4,631,448 – – 4,631,448
Household Products 2,085,539 – – 2,085,539
Independent Power and Renewable
Electricity Producers 749,668 – – 749,668
Industrial REITs 291,160 – – 291,160
Insurance 6,146,977 – – 6,146,977
Interactive Media & Services 896,192 – – 896,192
IT Services 1,700,509 – – 1,700,509
Leisure Products 1,376,780 – – 1,376,780
Life Sciences Tools & Services 1,783,510 – – 1,783,510
Machinery 9,383,658 – – 9,383,658
Marine Transportation 818,590 – – 818,590
Media 1,042,055 – – 1,042,055
Metals & Mining 6,230,986 – – 6,230,986
Mortgage Real Estate Investment Trusts
(REITs) 1,176,602 – – 1,176,602
Office REITs 1,138,553 – – 1,138,553
Oil, Gas & Consumable Fuels 8,460,805 – – 8,460,805
Passenger Airlines 1,641,914 – – 1,641,914
Personal Care Products 44,039 – – 44,039
Pharmaceuticals 3,760,837 – – 3,760,837
Professional Services 479,669 – – 479,669
Real Estate Management & Development 525,340 – – 525,340
Residential REITs 2,173,549 – – 2,173,549
Retail REITs 1,998,736 – – 1,998,736
Semiconductors & Semiconductor
Equipment 6,384,049 – – 6,384,049
Software 13,606,680 – – 13,606,680
Specialized REITs 368,152 – – 368,152
Specialty Retail 6,800,690 – – 6,800,690
Technology Hardware, Storage &
Peripherals 376,841 – – 376,841
Textiles, Apparel & Luxury Goods 2,950,579 – – 2,950,579
Tobacco 565,598 – – 565,598
Trading Companies & Distributors 1,068,580 – – 1,068,580
Wireless Telecommunication Services 217,458 – – 217,458
Total Common Stocks $ 217,469,987 $ – $ – $ 217,469,987
Repurchase Agreements – 9,001,061 – 9,001,061
Rights – – – –
Short-Term Investments 2,600,000 – – 2,600,000
Total $ 220,069,987 $ 9,001,061 $ – $ 229,071,048

1940 Act Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 65
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2026, Funds that had overdrawn balances were as follows:
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
U.S. 130/30
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,274,179,885 $ – $ – $ 1,274,179,885
Total Return Swaps† – 8,732,097 – 8,732,097
Total Assets $ 1,274,179,885 $ 8,732,097 $ – $ 1,282,911,982
Liabilities:
Total Return Swaps† $ – $ (9,963,077) $ – $ (9,963,077)
Total Liabilities $ – $ (9,963,077) $ – $ (9,963,077)
Total $ 1,274,179,885 $ (1,230,980) $ – $ 1,272,948,905
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of June 30, 2026, GS Emerging Markets held four common stock investments that were categorized as Level 3 investments which were each valued at $0.
As of June 30, 2026, GS Small Cap held one common stock investment and one rights investment that were categorized as
Level 3 investments which were each valued at $0.
Fund
U.S. Dollar
Amount
GS Large Cap $ 3,077,949

66 - Notes to Financial Statements - June 30, 2026 (Unaudited) - 1940 Act Funds
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
As of June 30, 2026, the Funds had no open forward foreign currency contracts.
(e) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for

1940 Act Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 67
centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2026:
GS Emerging Markets
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 19,734
Total $ 19,734
GS International
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 150,402
Total $ 150,402

68 - Notes to Financial Statements - June 30, 2026 (Unaudited) - 1940 Act Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2026:
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (15,575)
Total $ (15,575)
GS Large Cap
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (60,752)
Total $ (60,752)
U.S. 130/30
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 8,732,097
Total $ 8,732,097
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (9,963,077)
Total $ (9,963,077)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
GS Emerging Markets
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (720)
Futures Contracts
Equity risk 1,619,353
Total $ 1,618,633
GS International
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (18,019)
Futures Contracts
Equity risk 806,644
Total $ 788,625
GS Large Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 629,813
Total $ 629,813

1940 Act Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 69
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2026:
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended June 30, 2026:
GS Small Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 569,360
Total $ 569,360
U.S. 130/30
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ (4,612,700)
Total $ (4,612,700)
GS Emerging Markets
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (77,013)
Total $ (77,013)
GS International
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 91,946
Total $ 91,946
GS Large Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (60,752)
Total $ (60,752)
GS Small Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 11,316
Total $ 11,316
U.S. 130/30
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (1,728,579)
Total $ (1,728,579)
GS Emerging Markets
Futures Contracts:
Average Notional Balance Long $ 3,558,506
GS International
Futures Contracts:
Average Notional Balance Long $ 9,331,980

70 - Notes to Financial Statements - June 30, 2026 (Unaudited) - 1940 Act Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of June 30, 2026, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
The following tables set forth certain Funds' net exposure by counterparty for OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2026:
GS Large Cap
Futures Contracts:
Average Notional Balance Long $ 6,227,945
GS Small Cap
Futures Contracts:
Average Notional Balance Long $ 2,240,296
U.S. 130/30
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 325,792,813
Average Notional Balance — Pays Float Rate $ (307,290,194)
U.S. 130/30
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 8,732,097 $ (8,732,097) $ — $ —
Total $ 8,732,097 $ (8,732,097) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (9,954,703) $ 8,732,096 $ — $ (1,222,607)
Total $ (9,954,703) $ 8,732,096 $ — $ (1,222,607)

1940 Act Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 71
(g) Securities Lending
During the six months ended June 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
1
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the six months ended June 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
GS Emerging Markets $ 589,603
GS International 15,193,888
GS Small Cap 11,601,061

72 - Notes to Financial Statements - June 30, 2026 (Unaudited) - 1940 Act Funds
transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2026, the joint repos on a gross basis were as follows:
Bank of America NA, 3.65%, dated 6/30/2026, due 7/1/2026, repurchase price $43,504,411, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 3.50%, maturing 6/1/2043 - 2/1/2047; total market value $44,370,000.
Cantor Fitzgerald & Co., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $15,001,513, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.25% - 8.50%, maturing 2/20/2027 - 5/20/2076; total market value
$15,300,000.
Cantor Fitzgerald & Co., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $53,005,345, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.25% - 8.50%, maturing 2/20/2027 - 5/20/2076; total market value
$54,060,000.
CF Secured, LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $116,116,883, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.50%, maturing 10/13/2026 - 11/20/2075; total market value
$118,439,223.
Pershing LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $32,003,226, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 7/1/2026 - 5/20/2076; total market value $32,640,077.
GS Emerging Markets
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 415,832 $ – $ 415,832 $ (415,832) $ –
Total $ 415,832 $ – $ 415,832 $ (415,832) $ –

1940 Act Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 73
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual
GS International
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
CF Secured, LLC 7,793,888 – 7,793,888 (7,793,888) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 14,793,888 $ – $ 14,793,888 $ (14,793,888) $ –
GS Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 5,000,000 – 5,000,000 (5,000,000) –
CF Secured, LLC 2,001,061 – 2,001,061 (2,001,061) –
Total $ 9,001,061 $ – $ 9,001,061 $ (9,001,061) $ –
* As of June 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

74 - Notes to Financial Statements - June 30, 2026 (Unaudited) - 1940 Act Funds
amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
(m) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(n) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the

1940 Act Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 75
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2026, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended June 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
For the six months ended June 30, 2026, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund Subadviser
GS Emerging Markets Equity Goldman Sachs Asset Management, L.P. (“GSAM”)
GS International GSAM
GS Large Cap GSAM
GS Small Cap GSAM
U.S. 130/30 Jacobs Levy Equity Management, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
GS Emerging Markets Equity Up to $100 million 0.95%
$100 million up to $200 million 0.93%
$200 million up to $500 million 0.91%
$500 million and more 0.89%
GS International Up to $200 million 0.78%
$200 million up to $500 million 0.73%
$500 million up to $1 billion 0.70%
$1 billion up to $2 billion 0.68%
$2 billion and more 0.67%
GS Large Cap Up to $200 million 0.58%
$200 million up to $500 million 0.55%
$500 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion and more 0.51%
GS Small Cap Up to $100 million 0.72%
$100 million up to $200 million 0.68%
$200 million and more 0.66%
U.S. 130/30 Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Effective Advisory Fee
Rate
GS Emerging Markets 0.93%
GS International 0.73
GS Large Cap 0.55
GS Small Cap 0.70
U.S. 130/30 0.74

76 - Notes to Financial Statements - June 30, 2026 (Unaudited) - 1940 Act Funds
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2026, NFM earned an aggregate of $554,972 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2026, the Funds' aggregate portion of such costs amounted to $6,712.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended June 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2026, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Purchases Sales
GS Emerging Markets $ 310,054,662 $ 396,103,049
GS International 548,645,146 630,461,685
GS Large Cap 878,382,401 1,254,497,829
GS Small Cap 175,918,874 202,615,751
U.S. 130/30 642,657,817 439,647,609

1940 Act Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 77
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2026, the Funds recaptured the following amounts of brokerage commissions:
Fund Amount
U.S. 130/30 $ 488

78 - Notes to Financial Statements - June 30, 2026 (Unaudited) - 1940 Act Funds
10. Federal Tax Information
As of June 30, 2026, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through June 30, 2027. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2026 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
GS Emerging Markets $ 289,696,122 $ 141,658,235 $ (17,994,258) $ 123,663,977
GS International 624,711,471 147,566,641 (23,782,049) 123,784,592
GS Large Cap 453,136,646 203,590,189 (16,842,360) 186,747,829
GS Small Cap 194,575,623 40,579,708 (6,084,283) 34,495,425
U.S. 130/30 1,006,886,069 326,317,141 (60,254,305) 266,062,836

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-40 (8-26)

Semi-Annual Financial Statements
June 30, 2026 (Unaudited)
Nationwide Variable Insurance Trust
Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Equity and Options Total Return Fund
(formerly, NVIT AQR Large Cap Defensive Style Fund)
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery, you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the NVIT Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov /.
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html . You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures. Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov/
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at
1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2026 Nationwide.

Statements of Investments 2
Statements of Assets and Liabilities 26
Statements of Operations 34
Statements of Changes in Net Assets 38
Financial Highlights 48
Notes to Financial Statements 56

2 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks 92 .8%
Shares Value ($)
Aerospace & Defense 2 .1%
Axon Enterprise, Inc.*(a) 2,906 1,629,133
Boeing Co. (The)* 29,215 6,324,171
GE Aerospace 38,729 14,474,189
General Dynamics Corp. 9,353 3,313,207
Honeywell Aerospace, Inc.* 11,809 2,610,734
Howmet Aerospace, Inc. 14,819 3,984,236
Huntington Ingalls Industries,
Inc. 1,554 434,949
L3Harris Technologies, Inc. 7,031 2,043,138
Lockheed Martin Corp. 7,499 3,820,440
Northrop Grumman Corp. 4,916 2,503,768
RTX Corp. 49,934 9,473,978
Textron, Inc. 6,870 630,185
TransDigm Group, Inc. 2,089 2,782,632
54,024,760
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc. 4,285 807,037
Expeditors International of
Washington, Inc. 4,709 767,473
FedEx Corp. 8,182 2,562,029
United Parcel Service, Inc.,
Class B 27,952 3,004,840
7,141,379
Automobile Components 0 .0%
†
Aptiv plc* 7,323 449,486
Automobiles 1 .9%
Ford Motor Co. 147,103 2,044,732
General Motors Co. 33,581 2,588,424
Tesla, Inc.* 104,624 44,004,854
48,638,010
Banks 3 .2%
Bank of America Corp. 242,292 13,805,798
Citigroup, Inc. 63,295 8,858,768
Citizens Financial Group, Inc. 16,181 1,133,803
Fifth Third Bancorp 32,998 1,860,097
Huntington Bancshares, Inc. 73,173 1,297,357
JPMorgan Chase & Co. 99,548 32,585,047
KeyCorp 35,458 817,307
M&T Bank Corp. 5,589 1,330,238
PNC Financial Services
Group, Inc. (The) 15,023 3,698,963
Regions Financial Corp. 29,626 894,705
Truist Financial Corp. 46,144 2,298,894
US Bancorp 57,572 3,477,349
Wells Fargo & Co. 113,442 9,374,847
81,433,173
Beverages 0 .9%
Brown-Forman Corp., Class
B(a) 5,907 157,422
Coca-Cola Co. (The) 144,020 11,704,506
Constellation Brands, Inc.,
Class A 4,969 691,138
Keurig Dr Pepper, Inc. 49,788 1,629,561
Molson Coors Beverage Co.,
Class B(a) 4,692 182,800
Monster Beverage Corp.* 26,636 2,560,252
PepsiCo, Inc. 50,840 6,883,736
23,809,415
Common Stocks
Shares Value ($)
Biotechnology 1 .5%
AbbVie, Inc. 65,748 16,544,827
Amgen, Inc. 20,032 7,253,988
Biogen, Inc.* 5,424 1,171,909
Gilead Sciences, Inc. 46,154 5,831,096
Incyte Corp.* 6,216 704,646
Moderna, Inc.*(a) 13,340 934,200
Regeneron Pharmaceuticals,
Inc. 3,714 2,315,828
Vertex Pharmaceuticals, Inc.* 9,415 4,676,713
39,433,207
Broadline Retail 3 .4%
Amazon.com, Inc.* 363,403 86,613,471
eBay, Inc. 16,502 1,844,098
88,457,569
Building Products 0 .5%
A O Smith Corp.(a) 3,965 248,685
Allegion plc 3,139 440,998
Builders FirstSource, Inc.* 4,067 363,915
Carrier Global Corp. 28,673 2,103,165
Johnson Controls International
plc 22,537 3,292,881
Lennox International, Inc.(a) 1,122 642,850
Masco Corp. 7,026 571,706
Trane Technologies plc 8,190 4,022,600
11,686,800
Capital Markets 2 .7%
Ameriprise Financial, Inc. 3,330 1,527,671
Ares Management Corp.,
Class A 7,949 884,803
Bank of New York Mellon
Corp. (The) 25,357 3,666,876
Blackrock, Inc. 5,368 5,161,654
Blackstone, Inc. 27,852 3,277,345
Cboe Global Markets, Inc. 3,973 964,128
Charles Schwab Corp. (The) 60,599 5,591,470
CME Group, Inc. 13,351 2,948,301
Coinbase Global, Inc., Class
A* 8,140 1,189,987
FactSet Research Systems,
Inc.(a) 1,515 348,571
Franklin Resources, Inc. 11,751 390,956
Goldman Sachs Group, Inc.
(The) 10,956 11,080,570
Interactive Brokers Group,
Inc., Class A 17,007 1,480,289
Intercontinental Exchange, Inc. 20,931 2,576,815
Invesco Ltd. 15,742 415,431
KKR & Co., Inc. 25,227 2,315,334
Moody's Corp. 5,634 2,551,751
Morgan Stanley 44,429 9,287,438
MSCI, Inc., Class A 2,688 1,505,387
Nasdaq, Inc. 16,621 1,310,067
Northern Trust Corp. 6,958 1,209,579
Raymond James Financial,
Inc. 6,295 957,029
Robinhood Markets, Inc.,
Class A* 29,485 2,956,756
S&P Global, Inc. 11,208 4,564,570
State Street Corp. 10,475 1,776,560

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2026 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 8,030 912,931
70,852,269
Chemicals 0 .9%
Air Products & Chemicals, Inc. 8,135 2,385,019
Albemarle Corp. 4,492 606,555
CF Industries Holdings, Inc. 5,840 632,238
Corteva, Inc. 24,634 2,086,253
Dow, Inc. 27,485 751,990
DuPont de Nemours, Inc. 4,954 671,961
Ecolab, Inc. 9,399 2,618,655
International Flavors &
Fragrances, Inc.(a) 9,714 769,543
Linde plc 17,142 8,895,670
LyondellBasell Industries NV,
Class A 9,466 498,385
Mosaic Co. (The) 12,281 260,234
PPG Industries, Inc. 8,180 992,152
Sherwin-Williams Co. (The) 8,525 2,935,328
24,103,983
Commercial Services & Supplies 0 .4%
Cintas Corp. 12,375 2,104,740
Copart, Inc.* 33,905 955,782
Republic Services, Inc., Class
A 7,677 1,635,815
Rollins, Inc. 11,003 459,265
Veralto Corp. 8,717 773,024
Waste Management, Inc. 13,701 3,053,679
8,982,305
Communications Equipment 1 .3%
Arista Networks, Inc.* 38,414 6,525,770
Ciena Corp.* 5,208 2,554,837
Cisco Systems, Inc. 146,377 17,193,443
F5, Inc.* 2,056 855,214
Lumentum Holdings, Inc.* 2,888 2,478,077
Motorola Solutions, Inc. 6,222 2,583,934
32,191,275
Construction & Engineering 0 .3%
Comfort Systems USA, Inc. 1,309 2,594,372
EMCOR Group, Inc. 1,702 1,412,456
Quanta Services, Inc. 5,495 3,956,620
7,963,448
Construction Materials 0 .2%
CRH plc 24,530 2,624,710
Martin Marietta Materials, Inc. 2,243 1,293,538
Vulcan Materials Co. 5,000 1,475,050
5,393,298
Consumer Finance 0 .5%
American Express Co. 19,712 6,667,584
Capital One Financial Corp. 23,199 4,654,183
Synchrony Financial 12,077 918,456
12,240,223
Consumer Staples Distribution & Retail 1 .6%
Casey's General Stores, Inc. 1,403 1,115,090
Costco Wholesale Corp. 16,439 15,378,191
Dollar General Corp. 8,346 960,708
Dollar Tree, Inc.* 7,087 857,173
Kroger Co. (The) 21,045 1,168,629
Sysco Corp. 17,928 1,498,422
Target Corp. 16,610 2,169,432
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Walmart, Inc. 163,072 18,469,535
41,617,180
Containers & Packaging 0 .2%
Amcor plc(a) 16,945 734,566
Avery Dennison Corp. 2,929 475,523
Ball Corp. 9,683 604,219
International Paper Co.(a) 18,109 689,953
Packaging Corp. of America 3,409 812,297
Smurfit Westrock plc 19,547 904,244
4,220,802
Distributors 0 .0%
†
Genuine Parts Co. 5,384 635,204
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 257,097 5,321,908
Comcast Corp., Class A 131,117 3,218,922
Verizon Communications, Inc. 154,678 6,549,067
15,089,897
Electric Utilities 1 .3%
Alliant Energy Corp. 9,385 715,982
American Electric Power Co.,
Inc.(a) 20,371 2,786,956
Constellation Energy Corp. 11,873 2,948,897
Duke Energy Corp. 28,677 3,629,935
Edison International 14,290 1,063,890
Entergy Corp. 16,965 1,948,600
Evergy, Inc. 8,404 726,358
Eversource Energy 14,374 1,038,809
Exelon Corp.(a) 37,420 1,744,520
FirstEnergy Corp. 19,920 946,997
NextEra Energy, Inc. 77,474 6,799,893
NRG Energy, Inc. 7,584 1,107,719
PG&E Corp. 82,944 1,395,118
Pinnacle West Capital Corp. 4,515 483,105
PPL Corp. 27,976 1,016,928
Southern Co. (The) 41,758 3,996,658
Xcel Energy, Inc.(a) 22,997 1,846,659
34,197,024
Electrical Equipment 1 .2%
AMETEK, Inc. 8,350 2,020,199
Eaton Corp. plc 14,449 6,157,008
Emerson Electric Co. 20,907 2,992,837
GE Vernova, Inc. 9,961 11,702,780
Generac Holdings, Inc.* 2,216 648,867
Hubbell, Inc., Class B 1,975 1,033,320
Rockwell Automation, Inc. 4,197 2,077,851
Vertiv Holdings Co., Class A 14,231 4,764,823
31,397,685
Electronic Equipment, Instruments & Components 1 .1%
Amphenol Corp., Class A 45,727 8,062,585
CDW Corp. 4,923 692,371
Coherent Corp.* 7,262 2,864,641
Corning, Inc. 29,044 7,418,709
Flex Ltd.* 13,630 2,209,014
Jabil, Inc. 3,843 1,481,400
Keysight Technologies, Inc.* 6,393 2,237,997
TE Connectivity plc 10,801 2,177,589
Teledyne Technologies, Inc.* 1,781 1,187,749

4 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Zebra Technologies Corp.,
Class A* 1,650 434,379
28,766,434
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 36,117 2,004,494
Halliburton Co. 32,051 1,088,131
SLB Ltd. 55,435 2,577,173
5,669,798
Entertainment 1 .0%
Electronic Arts, Inc. 8,206 1,682,558
Live Nation Entertainment,
Inc.*(a) 5,646 1,033,839
Netflix, Inc.* 156,153 11,149,324
Take-Two Interactive Software,
Inc.* 6,359 1,589,623
TKO Group Holdings, Inc.,
Class A 2,503 503,879
Walt Disney Co. (The) 64,075 6,167,219
Warner Bros Discovery, Inc.* 93,744 2,499,215
24,625,657
Financial Services 3 .1%
Apollo Global Management,
Inc. 17,100 2,023,101
Berkshire Hathaway, Inc.,
Class B* 68,071 34,062,048
Block, Inc., Class A* 20,488 1,557,088
Corpay, Inc.* 2,468 822,510
Fidelity National Information
Services, Inc. 19,148 744,474
Fiserv, Inc.* 20,445 1,002,827
Global Payments, Inc. 9,032 655,362
Jack Henry & Associates, Inc. 2,718 374,377
Mastercard, Inc., Class A 29,934 15,374,103
PayPal Holdings, Inc. 32,438 1,400,673
Visa, Inc., Class A 61,593 21,131,942
79,148,505
Food Products 0 .3%
Archer-Daniels-Midland Co. 18,221 1,392,084
Bunge Global SA(a) 4,896 522,550
General Mills, Inc.(a) 20,332 707,554
Hershey Co. (The)(a) 5,628 987,433
Hormel Foods Corp.(a) 9,198 228,294
J M Smucker Co. (The) 4,062 456,975
Kraft Heinz Co. (The)(a) 32,242 761,556
McCormick & Co., Inc.
(Non-Voting) 9,656 486,856
Mondelez International, Inc.,
Class A 47,555 2,750,581
Tyson Foods, Inc., Class A 10,421 596,602
8,890,485
Gas Utilities 0 .0%
†
Atmos Energy Corp. 6,407 1,103,734
Ground Transportation 0 .8%
CSX Corp. 68,527 3,257,088
Fedex Freight Holding Co.,
Inc.* 3,984 601,584
JB Hunt Transport Services,
Inc. 2,769 801,432
Norfolk Southern Corp. 8,273 2,602,603
Common Stocks
Shares Value ($)
Ground Transportation
Old Dominion Freight Line, Inc. 6,687 1,448,404
Uber Technologies, Inc.* 75,581 5,453,925
Union Pacific Corp. 22,074 6,004,128
20,169,164
Health Care Equipment & Supplies 1 .3%
Abbott Laboratories 64,687 5,869,698
Align Technology, Inc.*(a) 2,417 407,651
Baxter International, Inc.(a) 16,904 360,393
Becton Dickinson & Co. 10,118 1,531,157
Boston Scientific Corp.* 55,999 2,390,037
Cooper Cos., Inc. (The)* 7,219 517,675
Dexcom, Inc.* 14,050 946,268
Edwards Lifesciences Corp.* 21,808 1,972,752
GE HealthCare Technologies,
Inc. 16,444 1,052,580
IDEXX Laboratories, Inc.* 2,919 1,536,678
Insulet Corp.* 2,551 388,390
Intuitive Surgical, Inc.* 13,211 5,253,750
Medtronic plc 47,586 3,722,653
ResMed, Inc.(a) 5,252 1,023,510
Solventum Corp.* 5,593 431,500
STERIS plc 3,708 780,794
Stryker Corp. 12,763 4,018,303
Zimmer Biomet Holdings, Inc.
(a) 7,167 617,007
32,820,796
Health Care Providers & Services 1 .6%
Cardinal Health, Inc. 8,611 2,045,629
Cencora, Inc. 7,358 2,082,167
Centene Corp.* 17,383 1,115,815
Cigna Group (The) 9,942 2,740,811
CVS Health Corp. 47,327 4,895,978
DaVita, Inc.* 1,086 241,613
Elevance Health, Inc. 7,997 3,092,680
HCA Healthcare, Inc. 5,895 2,298,402
Henry Schein, Inc.* 3,614 301,841
Humana, Inc. 4,503 1,788,682
Labcorp Holdings, Inc. 3,065 858,200
McKesson Corp. 4,524 3,418,334
Quest Diagnostics, Inc. 4,230 896,548
UnitedHealth Group, Inc. 33,698 14,005,900
Universal Health Services,
Inc., Class B 2,006 298,272
40,080,872
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. 6,296 332,744
Healthpeak Properties, Inc. 27,143 580,860
Ventas, Inc. 17,509 1,554,799
Welltower, Inc. 26,294 5,967,949
8,436,352
Health Care Technology 0 .0%
†
Veeva Systems, Inc., Class A* 5,530 981,409
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 22,584 535,467
Hotels, Restaurants & Leisure 1 .5%
Airbnb, Inc., Class A* 15,449 2,210,752
Booking Holdings, Inc. 28,702 5,115,844
Carnival Corp. Ltd. 47,111 1,345,961

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2026 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.,
Class A* 48,461 1,647,674
Darden Restaurants, Inc. 4,365 899,234
Domino's Pizza, Inc. 1,160 343,406
DoorDash, Inc., Class A* 13,800 2,546,514
Expedia Group, Inc.(a) 4,341 1,110,775
Hilton Worldwide Holdings,
Inc. 8,407 2,778,177
Las Vegas Sands Corp. 10,742 496,173
Marriott International, Inc.,
Class A 8,144 3,018,085
McDonald's Corp. 26,492 7,161,052
MGM Resorts International* 7,576 362,209
Norwegian Cruise Line
Holdings Ltd.* 18,657 393,849
Royal Caribbean Cruises Ltd. 9,252 2,937,788
Starbucks Corp. 42,382 4,331,017
Wynn Resorts Ltd.(a) 3,333 323,601
Yum! Brands, Inc. 9,989 1,596,842
38,618,953
Household Durables 0 .2%
DR Horton, Inc. 9,551 1,555,667
Garmin Ltd. 5,924 1,407,187
Lennar Corp., Class A 8,213 743,194
NVR, Inc.* 105 715,407
PulteGroup, Inc. 6,725 922,737
5,344,192
Household Products 0 .7%
Church & Dwight Co., Inc. 8,285 802,651
Clorox Co. (The) 4,778 456,012
Colgate-Palmolive Co. 30,124 2,761,768
Kimberly-Clark Corp.(a) 12,280 1,347,976
Procter & Gamble Co. (The) 86,454 12,677,615
18,046,022
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 26,214 384,297
Vistra Corp. 11,630 1,844,867
2,229,164
Industrial Conglomerates 0 .2%
3M Co. 19,371 3,136,359
Honeywell International, Inc. 11,809 2,644,035
5,780,394
Industrial REITs 0 .2%
Prologis, Inc. 34,580 4,684,553
Insurance 1 .5%
Aflac, Inc. 17,233 2,020,569
Allstate Corp. (The) 9,362 2,227,594
American International Group,
Inc. 19,509 1,454,006
Aon plc, Class A 7,947 2,635,940
Arch Capital Group Ltd.* 12,898 1,251,880
Arthur J Gallagher & Co. 9,616 2,207,545
Assurant, Inc. 2,104 564,987
Brown & Brown, Inc. 11,177 717,005
Chubb Ltd. 13,287 4,527,412
Cincinnati Financial Corp. 5,570 1,031,230
Erie Indemnity Co., Class A(a) 1,031 247,182
Everest Group Ltd. 1,534 547,991
Common Stocks
Shares Value ($)
Insurance
Globe Life, Inc. 2,716 485,295
Hartford Insurance Group, Inc.
(The) 9,997 1,324,803
Loews Corp. 6,405 725,110
Marsh & McLennan Cos., Inc. 17,809 2,968,226
MetLife, Inc. 19,429 1,643,888
Principal Financial Group, Inc. 7,450 802,961
Progressive Corp. (The) 21,751 4,751,506
Prudential Financial, Inc. 12,984 1,401,363
Travelers Cos., Inc. (The) 7,741 2,555,459
W R Berkley Corp. 11,149 786,339
Willis Towers Watson plc(a) 3,530 922,636
37,800,927
Interactive Media & Services 7 .2%
Alphabet, Inc., Class A 217,768 77,823,750
Alphabet, Inc., Class C 175,463 61,996,342
Meta Platforms, Inc., Class A 81,558 45,940,806
185,760,898
IT Services 0 .6%
Accenture plc, Class A 22,807 2,838,103
Akamai Technologies, Inc.*(a) 5,371 634,906
Cognizant Technology
Solutions Corp., Class A 16,889 654,111
Gartner, Inc.* 2,735 354,511
GoDaddy, Inc., Class A* 4,984 423,042
International Business
Machines Corp. 34,773 9,778,515
VeriSign, Inc. 3,123 785,622
15,468,810
Leisure Products 0 .0%
†
Hasbro, Inc. 4,974 410,803
Life Sciences Tools & Services 0 .7%
Agilent Technologies, Inc. 10,742 1,426,860
Bio-Techne Corp. 5,257 371,407
Charles River Laboratories
International, Inc.* 1,793 406,635
Danaher Corp. 23,317 4,441,422
IQVIA Holdings, Inc.* 6,128 1,184,052
Mettler-Toledo International,
Inc.* 786 1,004,123
Revvity, Inc. 4,288 477,083
Thermo Fisher Scientific, Inc. 13,800 6,918,768
Waters Corp.* 3,630 1,361,395
West Pharmaceutical
Services, Inc. 2,522 905,398
18,497,143
Machinery 1 .8%
Caterpillar, Inc. 17,122 18,233,218
Cummins, Inc. 5,208 3,714,398
Deere & Co. 9,378 5,948,747
Dover Corp. 4,906 1,100,318
Fortive Corp. 10,857 663,254
IDEX Corp. 2,548 578,268
Illinois Tool Works, Inc. 9,644 2,608,413
Ingersoll Rand, Inc. 13,726 1,125,395
Nordson Corp. 1,963 592,217
Otis Worldwide Corp. 14,299 1,023,808
PACCAR, Inc. 19,641 2,359,277
Parker-Hannifin Corp. 4,677 4,574,667
Pentair plc 6,339 485,948

6 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Machinery
Snap-on, Inc. 1,982 797,557
Stanley Black & Decker, Inc. 5,311 499,871
Westinghouse Air Brake
Technologies Corp. 6,206 1,673,138
Xylem, Inc. 8,655 1,023,107
47,001,601
Media 0 .1%
Charter Communications, Inc.,
Class A*(a) 3,277 466,022
EchoStar Corp., Class A* 5,179 525,668
Fox Corp., Class A(a) 7,900 412,064
Fox Corp., Class B 5,216 244,317
News Corp., Class A 13,637 338,607
News Corp., Class B 4,547 127,589
Omnicom Group, Inc. 10,434 759,908
Paramount Skydance Corp.,
Class B(a) 12,264 120,923
Trade Desk, Inc. (The), Class
A* 17,282 312,459
3,307,557
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 53,996 3,395,809
Newmont Corp. 39,335 3,673,889
Nucor Corp. 8,492 1,891,593
Steel Dynamics, Inc. 4,983 1,143,399
10,104,690
Multi-Utilities 0 .5%
Ameren Corp. 10,541 1,191,555
CenterPoint Energy, Inc. 24,095 1,061,144
CMS Energy Corp. 10,801 826,277
Consolidated Edison, Inc. 13,717 1,517,512
Dominion Energy, Inc. 31,839 2,174,285
DTE Energy Co. 7,766 1,183,305
NiSource, Inc. 18,048 858,182
Public Service Enterprise
Group, Inc. 18,209 1,477,842
Sempra 24,639 2,284,282
WEC Energy Group, Inc.(a) 12,134 1,416,887
13,991,271
Office REITs 0 .0%
†
BXP, Inc.(a) 5,223 346,337
Oil, Gas & Consumable Fuels 2 .5%
APA Corp.(a) 12,843 418,297
Chevron Corp. 69,733 11,558,942
ConocoPhillips 45,577 4,738,185
Devon Energy Corp. 43,480 1,796,594
Diamondback Energy, Inc. 7,062 1,241,358
EOG Resources, Inc. 19,454 2,523,767
EQT Corp. 23,123 1,229,450
Expand Energy Corp. 8,901 811,682
Exxon Mobil Corp. 153,815 21,029,587
Kinder Morgan, Inc. 73,718 2,356,764
Marathon Petroleum Corp. 10,806 2,762,770
Occidental Petroleum Corp. 27,482 1,334,801
ONEOK, Inc. 23,668 2,057,696
Phillips 66 14,863 2,512,590
Targa Resources Corp. 7,806 2,093,101
Texas Pacific Land Corp. 2,196 961,057
Valero Energy Corp. 10,965 2,855,725
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 45,120 3,354,221
65,636,587
Passenger Airlines 0 .2%
Delta Air Lines, Inc. 24,266 2,272,754
Southwest Airlines Co. 18,631 958,006
United Airlines Holdings, Inc.* 11,746 1,597,338
4,828,098
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 8,585 677,786
Kenvue, Inc. 69,852 1,334,871
2,012,657
Pharmaceuticals 3 .1%
Bristol-Myers Squibb Co. 75,634 4,358,031
Eli Lilly & Co. 29,374 35,232,057
Johnson & Johnson 89,334 22,688,156
Merck & Co., Inc. 91,584 11,768,544
Pfizer, Inc. 211,511 5,093,185
Viatris, Inc. 41,607 660,719
Zoetis, Inc., Class A 15,217 1,093,494
80,894,186
Professional Services 0 .3%
Automatic Data Processing,
Inc. 14,846 3,324,762
Broadridge Financial
Solutions, Inc. 4,427 606,278
Equifax, Inc. 4,262 676,465
Jacobs Solutions, Inc. 4,242 534,492
Leidos Holdings, Inc. 4,748 488,901
Paychex, Inc. 11,710 1,151,444
Verisk Analytics, Inc., Class A 4,737 850,433
7,632,775
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 11,117 1,497,349
CoStar Group, Inc.* 14,094 399,142
1,896,491
Residential REITs 0 .2%
AvalonBay Communities, Inc. 5,002 943,827
Camden Property Trust 3,890 445,366
Equity Residential 13,208 897,220
Essex Property Trust, Inc. 2,211 644,706
Invitation Homes, Inc. 21,063 636,313
Mid-America Apartment
Communities, Inc. 4,347 603,972
UDR, Inc. 11,084 442,473
4,613,877
Retail REITs 0 .2%
Federal Realty Investment
Trust 3,176 392,046
Kimco Realty Corp. 24,706 626,297
Realty Income Corp.(a) 33,969 2,104,719
Regency Centers Corp. 5,951 474,533
Simon Property Group, Inc. 12,194 2,727,188
6,324,783
Semiconductors & Semiconductor Equipment 17 .8%
Advanced Micro Devices, Inc.* 60,517 35,154,931
Analog Devices, Inc. 18,177 7,219,359
Applied Materials, Inc. 29,527 21,348,021

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2026 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc. 175,828 66,419,027
First Solar, Inc.* 3,881 915,761
Intel Corp.* 175,444 24,497,246
KLA Corp. 48,457 14,619,962
Lam Research Corp. 46,455 20,130,345
Marvell Technology, Inc. 32,491 9,678,744
Microchip Technology, Inc. 19,732 1,799,558
Micron Technology, Inc. 41,869 48,328,968
Monolithic Power Systems,
Inc. 1,844 2,549,072
NVIDIA Corp. 899,459 179,972,751
NXP Semiconductors NV 9,513 2,673,438
ON Semiconductor Corp.* 14,532 1,373,855
Qnity Electronics, Inc. 7,585 1,238,706
QUALCOMM, Inc. 39,128 7,230,463
Skyworks Solutions, Inc.(a) 5,814 394,189
Teradyne, Inc. 5,815 2,813,530
Texas Instruments, Inc. 33,761 10,063,141
458,421,067
Software 7 .0%
Adobe, Inc.* 14,911 3,057,053
AppLovin Corp., Class A* 10,081 5,194,034
Autodesk, Inc.* 7,951 1,545,833
Cadence Design Systems,
Inc.* 10,126 3,800,490
Crowdstrike Holdings, Inc.,
Class A* 9,378 7,156,727
Datadog, Inc., Class A* 12,178 3,170,664
Fair Isaac Corp.* 857 1,023,926
Fortinet, Inc.* 23,514 3,612,221
Gen Digital, Inc. 20,195 502,654
Intuit, Inc. 10,255 2,676,555
Microsoft Corp. 275,897 102,915,099
Oracle Corp. 63,081 9,244,521
Palantir Technologies, Inc.,
Class A* 84,978 9,914,383
Palo Alto Networks, Inc.* 30,061 10,251,402
PTC, Inc.* 4,315 490,227
Roper Technologies, Inc. 3,723 1,259,826
Salesforce, Inc. 30,326 4,750,871
ServiceNow, Inc.* 38,020 3,774,626
Synopsys, Inc.* 7,199 3,211,258
Trimble, Inc.* 9,416 481,911
Tyler Technologies, Inc.* 1,554 454,483
Workday, Inc., Class A* 7,826 958,059
179,446,823
Specialized REITs 0 .7%
American Tower Corp. 17,603 2,879,323
Crown Castle, Inc. 16,571 1,254,922
Digital Realty Trust, Inc. 12,131 2,178,485
Equinix, Inc. 3,624 3,777,621
Extra Space Storage, Inc. 7,885 1,145,691
Iron Mountain, Inc. 10,791 1,363,011
Public Storage 5,931 1,887,897
SBA Communications Corp.,
Class A 3,709 654,490
VICI Properties, Inc., Class A 39,777 1,056,079
Weyerhaeuser Co. 27,450 657,153
16,854,672
Common Stocks
Shares Value ($)
Specialty Retail 1 .4%
AutoZone, Inc.* 602 1,923,956
Best Buy Co., Inc. 7,118 540,114
Carvana Co., Class A*(a) 26,752 1,760,817
Home Depot, Inc. (The) 37,033 13,060,798
Lowe's Cos., Inc. 20,835 4,593,909
O'Reilly Automotive, Inc.* 30,615 2,819,335
Ross Stores, Inc. 11,914 2,535,895
TJX Cos., Inc. (The) 41,310 6,258,465
Tractor Supply Co. 19,878 628,343
Ulta Beauty, Inc.* 1,564 705,333
Williams-Sonoma, Inc. 4,530 1,055,943
35,882,908
Technology Hardware, Storage & Peripherals 7 .6%
Apple, Inc. 545,297 157,787,140
Dell Technologies, Inc., Class
C 10,736 4,632,154
Hewlett Packard Enterprise
Co. 50,300 2,269,033
HP, Inc.(a) 35,156 771,323
NetApp, Inc. 7,260 1,123,558
Sandisk Corp.* 5,491 12,485,051
Seagate Technology Holdings
plc 8,320 8,028,800
Super Micro Computer, Inc.* 19,655 576,481
Western Digital Corp. 12,783 8,164,758
195,838,298
Textiles, Apparel & Luxury Goods 0 .2%
Deckers Outdoor Corp.* 5,361 532,294
Lululemon Athletica, Inc.* 3,828 437,081
NIKE, Inc., Class B 44,842 1,840,764
Ralph Lauren Corp., Class A 1,332 534,678
Tapestry, Inc. 7,371 1,078,967
4,423,784
Tobacco 0 .6%
Altria Group, Inc. 62,368 4,487,378
Philip Morris International, Inc. 57,909 10,476,317
14,963,695
Trading Companies & Distributors 0 .3%
Fastenal Co. 43,429 2,085,895
United Rentals, Inc. 2,314 2,621,508
WW Grainger, Inc. 1,608 2,187,523
6,894,926
Water Utilities 0 .0%
†
American Water Works Co.,
Inc. 7,409 974,876
Wireless Telecommunication Services 0 .1%
T-Mobile US, Inc. 17,485 2,932,759
Total Common Stocks
(cost $866,074,387) 2,393,053,642

8 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Purchased Options 0 .2%
Number of
Contracts Value ($)
Call Options 0 .2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
8/21/2026 at USD 7,750.00,
European Style
Notional Amount: USD
399,302,425
Exchange Traded
*
1,058 3,438,500
S&P 500 E-Mini Index
9/18/2026 at USD 7,950.00,
American Style
Notional Amount: USD
395,905,713
Exchange Traded
*
1,049 2,386,475
Total Purchased Options
(cost $10,740,278) 5,824,975
Short-Term Investments 2 .9%
Shares
Money Market Funds 0.1%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 600,000 600,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 600,000 600,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 600,000 600,000
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(b)(c) 600,000 600,000
2,400,000
U.S. Treasury Obligations 2.8%
U.S. Treasury Bills, 3.58%,
8/6/2026 73,000,000 72,736,105
Total Short-Term Investments
(cost $75,143,003) 75,136,105
Repurchase Agreements 0 .1%
Principal
Amount ($)
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $1,964,298,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$2,003,584.(c)(d) 1,964,100 1,964,100
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $1,000,101,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 7/1/2026
- 5/20/2076; total market
value $1,020,002.(c)(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $2,964,100) 2,964,100
Total Investments
(cost $954,921,768) — 96.0% 2,476,978,822
Other assets in excess of liabilities — 4.0% 103,125,331
NET ASSETS — 100.0%
$ 2,580,104,153
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $27,838,633, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $2,400,000 and $2,964,100,
respectively, and by $23,481,426 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2026 - 11/15/2055, a total value of $28,845,526.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $5,364,100.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund - June 30, 2026 (Unaudited) - Statement of Investments - 9
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 33 9/2026 USD 12,454,613 207,566
Net contracts 207,566
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 92 .0%
Shares Value ($)
Aerospace & Defense 1 .8%
Honeywell Aerospace, Inc.* 20,396 4,509,037
L3Harris Technologies, Inc. 53,335 15,498,618
20,007,655
Automobiles 1 .0%
Ford Motor Co. 832,794 11,575,837
Banks 9 .7%
Citigroup, Inc. 151,368 21,185,465
Fifth Third Bancorp 592,345 33,390,488
First Horizon Corp. 529,978 13,588,636
JPMorgan Chase & Co. 126,510 41,410,518
109,575,107
Beverages 1 .4%
Coca-Cola Co. (The) 191,905 15,596,119
Biotechnology 0 .7%
Gilead Sciences, Inc. 65,410 8,263,899
Broadline Retail 4 .5%
Amazon.com, Inc.* 215,877 51,452,124
Building Products 1 .4%
Carlisle Cos., Inc. 23,467 8,512,654
Carrier Global Corp. 99,480 7,296,858
15,809,512
Capital Markets 2 .1%
Goldman Sachs Group, Inc.
(The) 9,216 9,320,786
Morgan Stanley 70,621 14,762,614
24,083,400
Communications Equipment 2 .9%
Cisco Systems, Inc. 280,294 32,923,333
Construction Materials 1 .3%
CRH plc 132,356 14,162,092
Consumer Finance 1 .0%
Capital One Financial Corp. 59,019 11,840,392
Consumer Staples Distribution & Retail 1 .3%
Target Corp. 111,590 14,574,770
Containers & Packaging 2 .5%
International Paper Co. 367,631 14,006,741
Packaging Corp. of America 60,802 14,487,901
28,494,642
Diversified Telecommunication Services 1 .4%
AT&T, Inc. 787,391 16,298,994
Electric Utilities 1 .0%
Constellation Energy Corp. 21,169 5,257,745
NRG Energy, Inc. 42,240 6,169,574
11,427,319
Electrical Equipment 0 .8%
Regal Rexnord Corp. 37,121 8,841,851
Energy Equipment & Services 1 .9%
SLB Ltd. 466,958 21,708,877
Entertainment 0 .9%
Walt Disney Co. (The) 100,056 9,630,390
Financial Services 4 .0%
Berkshire Hathaway, Inc.,
Class B* 67,117 33,584,676
Common Stocks
Shares Value ($)
Financial Services
Voya Financial, Inc. 124,889 11,306,201
44,890,877
Food Products 0 .4%
Bunge Global SA(a) 41,715 4,452,242
Ground Transportation 0 .7%
CSX Corp. 169,181 8,041,173
Health Care Equipment & Supplies 0 .9%
Alcon AG CHF(a) 59,735 4,008,218
Medtronic plc 71,895 5,624,346
9,632,564
Health Care Providers & Services 4 .9%
Elevance Health, Inc. 45,181 17,472,848
UnitedHealth Group, Inc. 92,640 38,503,963
55,976,811
Hotels, Restaurants & Leisure 0 .4%
Las Vegas Sands Corp. 108,107 4,993,462
Household Products 2 .2%
Colgate-Palmolive Co. 271,302 24,872,967
Industrial Conglomerates 0 .4%
Honeywell International, Inc. 20,396 4,566,553
Insurance 6 .6%
American International Group,
Inc. 69,751 5,198,542
Aon plc, Class A 44,674 14,817,919
Assurant, Inc. 121,689 32,677,147
Chubb Ltd. 31,955 10,888,347
Old Republic International
Corp.(a) 269,832 11,041,525
74,623,480
IT Services 1 .7%
International Business
Machines Corp. 70,441 19,808,714
Life Sciences Tools & Services 1 .9%
Agilent Technologies, Inc. 84,110 11,172,331
Thermo Fisher Scientific, Inc. 21,633 10,845,921
22,018,252
Machinery 2 .6%
CNH Industrial NV 532,026 5,974,652
Cummins, Inc. 10,057 7,172,753
Dover Corp. 47,833 10,727,985
Pentair plc 72,387 5,549,188
29,424,578
Media 2 .1%
Omnicom Group, Inc. 322,981 23,522,706
Metals & Mining 1 .7%
Freeport-McMoRan, Inc. 122,122 7,680,253
Newmont Corp. 123,265 11,512,951
19,193,204
Multi-Utilities 0 .5%
Dominion Energy, Inc. 77,226 5,273,764
Oil, Gas & Consumable Fuels 5 .3%
Diamondback Energy, Inc. 71,090 12,496,200
EQT Corp. 88,963 4,730,163
Exxon Mobil Corp. 133,167 18,206,592
Marathon Petroleum Corp. 29,185 7,461,729

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - June 30, 2026 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Occidental Petroleum Corp. 151,599 7,363,163
Phillips 66 58,754 9,932,364
60,190,211
Passenger Airlines 2 .1%
Delta Air Lines, Inc.(a) 248,199 23,246,318
Personal Care Products 0 .5%
Estee Lauder Cos., Inc. (The),
Class A 64,557 5,096,775
Pharmaceuticals 4 .6%
Bristol-Myers Squibb Co. 188,132 10,840,166
Johnson & Johnson 119,043 30,233,350
Pfizer, Inc. 474,510 11,426,201
52,499,717
Semiconductors & Semiconductor Equipment 4 .2%
Applied Materials, Inc. 26,666 19,279,518
Marvell Technology, Inc. 18,817 5,605,396
Texas Instruments, Inc. 76,395 22,771,058
47,655,972
Software 2 .5%
Dolby Laboratories, Inc., Class
A(a) 123,353 6,485,901
Microsoft Corp. 60,000 22,381,200
28,867,101
Specialized REITs 0 .9%
Weyerhaeuser Co. 433,762 10,384,262
Specialty Retail 0 .5%
Lowe's Cos., Inc. 25,430 5,607,061
Technology Hardware, Storage & Peripherals 0 .4%
Seagate Technology Holdings
plc 5,163 4,982,295
Textiles, Apparel & Luxury Goods 0 .7%
Deckers Outdoor Corp.* 78,765 7,820,577
Tobacco 1 .3%
Philip Morris International, Inc. 78,358 14,175,746
Trading Companies & Distributors 0 .4%
Ferguson Enterprises, Inc. 19,414 4,607,525
Total Common Stocks
(cost $840,056,179) 1,042,691,220
Purchased Options 0 .2%
Number of
Contracts
Call Options 0 .2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
8/21/2026 at USD 7,750.00,
European Style
Notional Amount: USD
170,967,863
Exchange Traded
*
453 1,472,250
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
9/18/2026 at USD 7,950.00,
American Style
Notional Amount: USD
170,967,863
Exchange Traded
*
453 1,030,575
Total Purchased Options
(cost $4,619,346) 2,502,825
Short-Term Investments 2 .6%
Shares
Money Market Funds 0.3%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 900,000 900,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 900,000 900,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 900,000 900,000
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(b)(c) 200,000 200,000
2,900,000
U.S. Treasury Obligations 2.3%
U.S. Treasury Bills, 3.58%,
8/6/2026 27,000,000 26,902,395
Total Short-Term Investments
(cost $29,804,947) 29,802,395
Repurchase Agreements 1 .3%
Principal
Amount ($)
BofA Securities, Inc.,
3.65%, dated 6/30/2026,
due 7/1/2026, repurchase
price $2,000,203,
collateralized by U.S.
Government Agency
Securities, ranging from
4.78% - 5.01%, maturing
9/20/2054 - 11/20/2072;
total market value
$2,040,000.(c)(d) 2,000,000 2,000,000

12 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $1,000,101,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25%
- 8.50%, maturing
2/20/2027 - 5/20/2076;
total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $2,000,202,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25%
- 8.50%, maturing
2/20/2027 - 5/20/2076;
total market value
$2,040,000.(c)(d) 2,000,000 2,000,000
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $10,259,434,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$10,464,623.(c)(d) 10,258,400 10,258,400
Total Repurchase Agreements
(cost $15,258,400) 15,258,400
Total Investments
(cost $889,738,872) — 96.1% 1,090,254,840
Other assets in excess of liabilities — 3.9% 43,927,507
NET ASSETS — 100.0%
$ 1,134,182,347
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $18,131,428, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $2,900,000 and $15,258,400,
respectively, and by $418,226 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.13% - 5.25%, and maturity dates ranging from 11/30/2026 -
8/15/2053, a total value of $18,576,626.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $18,158,400.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
CHF Switzerland Franc
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - June 30, 2026 (Unaudited) - Statement of Investments - 13
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 798 9/2026 USD 95,791,920 283,673
Total long contracts 283,673
Short Contracts
S&P 500 E-Mini Index (216) 9/2026 USD (81,521,100) (529,737)
Total short contracts (529,737)
Net contracts (246,064)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT J.P. Morgan Digital Evolution Strategy Fund
Common Stocks 98 .3%
Shares Value ($)
Broadline Retail 1 .4%
Amazon.com, Inc.* 3,075 732,895
Communications Equipment 1 .3%
Lumentum Holdings, Inc.* 840 720,770
Electronic Equipment, Instruments & Components 4 .0%
Celestica, Inc.* 1,862 679,258
Coherent Corp.* 1,735 684,405
Corning, Inc. 3,025 772,676
2,136,339
Entertainment 2 .5%
ROBLOX Corp., Class A* 12,499 679,696
Take-Two Interactive Software,
Inc.* 2,787 696,694
1,376,390
Interactive Media & Services 10 .4%
Alphabet, Inc., Class A 13,072 4,671,541
Meta Platforms, Inc., Class A 1,641 924,359
5,595,900
IT Services 5 .0%
MongoDB, Inc., Class A* 1,886 633,507
Shopify, Inc., Class A* 7,387 843,448
Snowflake, Inc., Class A* 2,481 631,414
Twilio, Inc., Class A* 2,948 608,261
2,716,630
Semiconductors & Semiconductor Equipment 42 .5%
Advanced Micro Devices, Inc.* 5,473 3,179,320
Applied Materials, Inc. 4,439 3,209,397
Broadcom, Inc. 13,327 5,034,274
Cerebras Systems, Inc., Class
A* 1,224 270,504
Intel Corp.* 10,452 1,459,413
Microchip Technology, Inc. 7,131 650,347
Micron Technology, Inc. 3,343 3,858,792
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp. 16,676 3,336,701
NXP Semiconductors NV 2,392 672,224
Texas Instruments, Inc. 4,244 1,265,009
22,935,981
Software 19 .1%
AppLovin Corp., Class A* 2,047 1,054,676
Circle Internet Group, Inc.,
Class A* 4,088 256,031
Core Scientific, Inc.* 18,901 483,677
Datadog, Inc., Class A* 2,699 702,712
D-Wave Quantum, Inc.* 4,305 103,277
Guidewire Software, Inc.* 4,277 526,285
Hut 8 Corp.* 4,728 545,824
Microsoft Corp. 7,615 2,840,547
Oracle Corp. 6,708 983,057
Palantir Technologies, Inc.,
Class A* 3,588 418,612
Palo Alto Networks, Inc.* 2,926 997,825
Salesforce, Inc. 6,641 1,040,379
Samsara, Inc., Class A* 9,996 324,170
10,277,072
Technology Hardware, Storage & Peripherals 12 .1%
Apple, Inc. 8,685 2,513,091
Dell Technologies, Inc., Class
C 2,865 1,236,133
Sandisk Corp.* 723 1,643,907
Seagate Technology Holdings
plc 1,146 1,105,890
6,499,021
Total Investments
(cost $36,087,928) — 98.3% 52,990,998
Other assets in excess of liabilities — 1.7% 905,723
NET ASSETS — 100.0%
$ 53,896,721
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Equity and Options Total Return Fund - June 30, 2026 (Unaudited) - Statement of Investments - 15
Common Stocks 99 .8%
Shares Value ($)
Aerospace & Defense 3 .0%
Howmet Aerospace, Inc. 27,248 7,325,897
Northrop Grumman Corp. 8,242 4,197,733
RTX Corp. 39,652 7,523,174
Textron, Inc. 21,089 1,934,494
20,981,298
Air Freight & Logistics 0 .3%
United Parcel Service, Inc.,
Class B 21,355 2,295,663
Automobile Components 0 .1%
Aptiv plc* 11,608 712,499
Automobiles 1 .5%
Tesla, Inc.* 25,962 10,919,617
Banks 3 .8%
Bank of America Corp. 162,730 9,272,355
First Citizens BancShares,
Inc., Class A 1,062 2,209,799
Wells Fargo & Co. 183,686 15,179,811
26,661,965
Beverages 0 .8%
Coca-Cola Co. (The) 29,064 2,362,031
PepsiCo, Inc. 23,924 3,239,310
5,601,341
Biotechnology 2 .4%
AbbVie, Inc. 41,026 10,323,783
Regeneron Pharmaceuticals,
Inc. 5,980 3,728,769
Vertex Pharmaceuticals, Inc.* 5,449 2,706,682
16,759,234
Broadline Retail 4 .1%
Amazon.com, Inc.* 122,855 29,281,261
Building Products 0 .8%
Trane Technologies plc 12,184 5,984,293
Capital Markets 3 .4%
Ameriprise Financial, Inc. 9,879 4,532,090
Blackstone, Inc. 19,183 2,257,263
Charles Schwab Corp. (The) 51,925 4,791,120
CME Group, Inc. 15,019 3,316,646
Morgan Stanley 28,000 5,853,120
State Street Corp. 19,405 3,291,088
24,041,327
Chemicals 0 .7%
Axalta Coating Systems Ltd.* 70,222 2,402,997
DuPont de Nemours, Inc. 10,898 1,478,204
Linde plc 2,703 1,402,695
5,283,896
Communications Equipment 0 .4%
Arista Networks, Inc.* 9,571 1,625,922
Motorola Solutions, Inc. 2,480 1,029,919
2,655,841
Construction Materials 0 .4%
Vulcan Materials Co. 8,772 2,587,828
Consumer Finance 1 .1%
American Express Co. 22,418 7,582,888
Consumer Staples Distribution & Retail 1 .5%
BJ's Wholesale Club Holdings,
Inc.* 23,437 2,044,175
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Costco Wholesale Corp. 2,127 1,989,745
Performance Food Group Co.* 31,721 3,546,091
Walmart, Inc. 26,848 3,040,804
10,620,815
Diversified Telecommunication Services 0 .8%
AT&T, Inc. 145,009 3,001,686
Comcast Corp., Class A 121,661 2,986,778
5,988,464
Electric Utilities 2 .0%
Entergy Corp. 36,108 4,147,365
NextEra Energy, Inc. 54,229 4,759,679
Southern Co. (The) 55,912 5,351,338
14,258,382
Electrical Equipment 1 .4%
Eaton Corp. plc 11,165 4,757,630
GE Vernova, Inc. 4,260 5,004,903
9,762,533
Electronic Equipment, Instruments & Components 1 .2%
Amphenol Corp., Class A 31,854 5,616,497
Corning, Inc. 10,207 2,607,174
8,223,671
Entertainment 1 .0%
Netflix, Inc.* 22,595 1,613,283
Spotify Technology SA* 2,438 1,119,359
Walt Disney Co. (The) 43,108 4,149,145
6,881,787
Financial Services 2 .7%
Berkshire Hathaway, Inc.,
Class B* 10,323 5,165,526
Corpay, Inc.* 5,639 1,879,310
Fidelity National Information
Services, Inc. 28,932 1,124,876
Mastercard, Inc., Class A 21,577 11,081,947
19,251,659
Food Products 0 .7%
Mondelez International, Inc.,
Class A 79,836 4,617,714
Ground Transportation 1 .2%
CSX Corp. 178,989 8,507,347
Health Care Equipment & Supplies 1 .6%
Edwards Lifesciences Corp.* 29,240 2,645,050
Medtronic plc 46,742 3,656,627
Stryker Corp. 15,462 4,868,056
11,169,733
Health Care Providers & Services 1 .4%
Cigna Group (The) 9,704 2,675,199
UnitedHealth Group, Inc. 17,367 7,218,246
9,893,445
Health Care REITs 0 .4%
Ventas, Inc. 33,687 2,991,406
Hotels, Restaurants & Leisure 1 .5%
Chipotle Mexican Grill, Inc.,
Class A* 52,900 1,798,600
Hilton Worldwide Holdings,
Inc. 13,158 4,348,193

16 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT J.P. Morgan Equity and Options Total Return Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
McDonald's Corp. 16,969 4,586,890
10,733,683
Household Products 0 .2%
Procter & Gamble Co. (The) 11,696 1,715,101
Independent Power and Renewable Electricity Producers
0 .1%
Vistra Corp. 3,633 576,303
Industrial Conglomerates 0 .7%
3M Co. 29,287 4,741,858
Industrial REITs 0 .6%
Prologis, Inc. 30,083 4,075,344
Insurance 1 .3%
Arthur J Gallagher & Co. 7,354 1,688,258
MetLife, Inc. 33,981 2,875,132
Progressive Corp. (The) 22,551 4,926,266
9,489,656
Interactive Media & Services 7 .6%
Alphabet, Inc., Class A 102,475 36,621,491
Meta Platforms, Inc., Class A 30,387 17,116,693
53,738,184
IT Services 0 .2%
Cognizant Technology
Solutions Corp., Class A 35,753 1,384,714
Life Sciences Tools & Services 0 .7%
Thermo Fisher Scientific, Inc. 9,969 4,998,058
Machinery 1 .3%
Deere & Co. 7,621 4,834,229
Dover Corp. 20,069 4,501,075
9,335,304
Multi-Utilities 0 .5%
CMS Energy Corp. 48,647 3,721,495
Oil, Gas & Consumable Fuels 3 .2%
ConocoPhillips 51,038 5,305,910
EOG Resources, Inc. 43,419 5,632,747
Exxon Mobil Corp. 84,312 11,527,137
22,465,794
Pharmaceuticals 3 .1%
Bristol-Myers Squibb Co. 112,267 6,468,824
Elanco Animal Health, Inc.* 93,437 2,299,485
Eli Lilly & Co. 8,638 10,360,676
Johnson & Johnson 10,915 2,772,083
21,901,068
Professional Services 0 .2%
Leidos Holdings, Inc. 12,583 1,295,672
Semiconductors & Semiconductor Equipment 20 .1%
Advanced Micro Devices, Inc.* 20,503 11,910,398
Analog Devices, Inc. 11,653 4,628,222
ASML Holding NV
(Registered), ADR-NL 2,038 4,054,479
Broadcom, Inc. 48,690 18,392,647
Intel Corp.* 22,012 3,073,536
Lam Research Corp. 28,665 12,421,404
Micron Technology, Inc. 18,373 21,207,770
NVIDIA Corp.(a) 295,022 59,030,952
NXP Semiconductors NV 17,238 4,844,395
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Qnity Electronics, Inc. 12,804 2,091,021
141,654,824
Software 7 .2%
AppLovin Corp., Class A* 1,683 867,132
Autodesk, Inc.* 4,829 938,854
Cadence Design Systems,
Inc.* 5,006 1,878,852
Crowdstrike Holdings, Inc.,
Class A* 4,475 3,415,052
Intuit, Inc. 7,354 1,919,394
Microsoft Corp.(a) 94,174 35,128,786
Oracle Corp. 11,873 1,739,988
Palantir Technologies, Inc.,
Class A* 11,741 1,369,823
Roper Technologies, Inc. 2,614 884,551
Salesforce, Inc. 15,684 2,457,055
50,599,487
Specialized REITs 0 .6%
Digital Realty Trust, Inc. 21,577 3,874,798
Specialty Retail 1 .8%
AutoZone, Inc.* 975 3,116,041
Lowe's Cos., Inc. 27,734 6,115,070
TJX Cos., Inc. (The) 25,165 3,812,498
13,043,609
Technology Hardware, Storage & Peripherals 9 .0%
Apple, Inc.(a) 163,661 47,356,947
Hewlett Packard Enterprise
Co. 98,213 4,430,389
Sandisk Corp.* 710 1,614,348
Seagate Technology Holdings
plc 10,119 9,764,835
63,166,519
Tobacco 1 .2%
Philip Morris International, Inc. 47,803 8,648,041
Total Investments
(cost $565,410,272) — 99.8% 704,675,419
Other assets in excess of liabilities — 0.2% 1,143,340
NET ASSETS — 100.0%
$ 705,818,759
* Denotes a non-income producing security.
(a) Security or a portion of the security was used to cover the margin requirement for written options contracts.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust

NVIT J.P. Morgan Equity and Options Total Return Fund - June 30, 2026 (Unaudited) - Statement of Investments - 17
Written Call Options Contracts as of June 30, 2026:
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
S&P 500 Index Exchange Traded 236 USD 176,984,896 USD 7,530.00 7/24/2026 (2,127,776)
S&P 500 Index Exchange Traded 236 USD 176,984,896 USD 7,570.00 7/2/2026 (84,960)
S&P 500 Index Exchange Traded 236 USD 176,984,896 USD 7,580.00 7/10/2026 (556,960)
S&P 500 Index Exchange Traded 236 USD 176,984,896 USD 7,645.00 7/17/2026 (617,140)
Total written call options contracts (3,386,836)
Total Written Options Contracts (Premiums Received ($4,894,518)) (3,386,836)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT J.P. Morgan Innovators Fund
Common Stocks 98 .2%
Shares Value ($)
Aerospace & Defense 3 .2%
Boeing Co. (The)* 750 162,353
GE Aerospace 533 199,198
361,551
Automobiles 0 .9%
Tesla, Inc.* 250 105,150
Beverages 1 .9%
Celsius Holdings, Inc.* 2,207 64,621
PepsiCo, Inc. 1,067 144,472
209,093
Biotechnology 3 .7%
Gilead Sciences, Inc. 1,125 142,133
Insmed, Inc.* 1,125 119,948
Natera, Inc.* 541 146,854
408,935
Broadline Retail 5 .8%
Amazon.com, Inc.* 2,707 645,186
Capital Markets 4 .1%
Charles Schwab Corp. (The) 1,999 184,448
Morgan Stanley 875 182,910
Robinhood Markets, Inc.,
Class A* 906 90,853
458,211
Chemicals 2 .3%
Ecolab, Inc. 375 104,479
Sherwin-Williams Co. (The) 458 157,698
262,177
Communications Equipment 3 .4%
Arista Networks, Inc.* 1,041 176,845
Ciena Corp.* 204 100,074
Lumentum Holdings, Inc.* 123 105,542
382,461
Construction & Engineering 1 .1%
Quanta Services, Inc. 167 120,247
Consumer Finance 1 .6%
American Express Co. 541 182,993
Electric Utilities 1 .5%
NextEra Energy, Inc. 1,874 164,481
Electrical Equipment 2 .7%
GE Vernova, Inc. 167 196,202
Vertiv Holdings Co., Class A 333 111,495
307,697
Entertainment 1 .4%
Netflix, Inc.* 2,200 157,080
Financial Services 2 .9%
Affirm Holdings, Inc., Class A* 958 78,125
Corpay, Inc.* 286 95,315
Mastercard, Inc., Class A 292 149,971
323,411
Health Care Equipment & Supplies 1 .4%
Stryker Corp. 500 157,420
Health Care Providers & Services 0 .6%
UnitedHealth Group, Inc. 165 68,579
Hotels, Restaurants & Leisure 2 .5%
Carnival Corp. Ltd. 4,248 121,365
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
DoorDash, Inc., Class A* 869 160,357
281,722
Household Durables 1 .0%
SharkNinja, Inc.* 738 112,375
Insurance 1 .2%
Progressive Corp. (The) 625 136,531
Interactive Media & Services 5 .1%
Alphabet, Inc., Class A 1,612 576,080
IT Services 0 .5%
MongoDB, Inc., Class A* 164 55,088
Life Sciences Tools & Services 1 .9%
Thermo Fisher Scientific, Inc. 417 209,067
Machinery 1 .6%
Caterpillar, Inc. 167 177,838
Pharmaceuticals 2 .7%
Eli Lilly & Co. 250 299,858
Professional Services 0 .9%
Verisk Analytics, Inc., Class A 583 104,666
Real Estate Management & Development 1 .0%
Zillow Group, Inc., Class C* 3,457 108,965
Semiconductors & Semiconductor Equipment 19 .8%
Advanced Micro Devices, Inc.* 453 263,152
Broadcom, Inc. 1,229 464,255
Lam Research Corp. 532 230,531
Micron Technology, Inc. 247 285,110
NVIDIA Corp. 3,115 623,280
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 370 176,701
Texas Instruments, Inc. 583 173,775
2,216,804
Software 10 .4%
AppLovin Corp., Class A* 208 107,168
Autodesk, Inc.* 666 129,484
Datadog, Inc., Class A* 493 128,357
HubSpot, Inc.* 292 53,293
IREN Ltd.*(a) 1,708 78,107
Microsoft Corp. 1,308 487,910
Oracle Corp. 780 114,309
Zscaler, Inc.* 500 70,575
1,169,203
Specialty Retail 1 .1%
Wayfair, Inc., Class A* 1,315 121,532
Technology Hardware, Storage & Peripherals 8 .0%
Apple, Inc. 2,166 626,754
Hewlett Packard Enterprise
Co. 1,749 78,897
Sandisk Corp.* 82 186,446
892,097

NVIT J.P. Morgan Innovators Fund - June 30, 2026 (Unaudited) - Statement of Investments - 19
Common Stocks
Shares Value ($)
Tobacco 2 .0%
Philip Morris International, Inc. 1,208 218,539
Total Investments
(cost $7,957,301) — 98.2% 10,995,037
Other assets in excess of liabilities — 1.8% 207,085
NET ASSETS — 100.0%
$ 11,202,122
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2026. The total value of securities on loan as of June
30, 2026 was $78,061, which was collateralized by $81,605
in the form of U.S Government Treasury Securities, interest
rates ranging from 0.13% - 5.25%, and maturity dates
ranging from 1/15/2027 - 5/15/2056.
ADR American Depositary Receipt
TW Taiwan
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks 97 .8%
Shares Value ($)
Aerospace & Defense 2 .9%
GE Aerospace 18,769 7,014,538
Rocket Lab Corp.* 12,804 1,301,527
RTX Corp. 13,328 2,528,721
10,844,786
Automobiles 2 .8%
Tesla, Inc.* 24,703 10,390,082
Beverages 1 .8%
Coca-Cola Co. (The) 35,772 2,907,191
Monster Beverage Corp.* 37,551 3,609,402
6,516,593
Biotechnology 2 .6%
Alnylam Pharmaceuticals, Inc.* 640 192,659
Amgen, Inc. 1,848 669,198
Gilead Sciences, Inc. 19,903 2,514,545
Insmed, Inc.* 8,454 901,366
Natera, Inc.* 16,507 4,480,825
Revolution Medicines, Inc.* 4,161 779,272
9,537,865
Broadline Retail 1 .0%
Amazon.com, Inc.* 15,552 3,706,664
Capital Markets 2 .5%
Charles Schwab Corp. (The) 12,417 1,145,717
Goldman Sachs Group, Inc.
(The) 7,934 8,024,209
9,169,926
Communications Equipment 3 .1%
Ciena Corp.* 13,101 6,426,826
Cisco Systems, Inc. 19,010 2,232,915
Lumentum Holdings, Inc.* 3,337 2,863,346
11,523,087
Construction & Engineering 0 .9%
Quanta Services, Inc. 4,699 3,383,468
Consumer Staples Distribution & Retail 1 .1%
Walmart, Inc. 35,882 4,063,995
Diversified Telecommunication Services 0 .1%
Space Exploration
Technologies Corp., Class
A*(a) 3,259 556,833
Electrical Equipment 3 .6%
Bloom Energy Corp., Class A* 7,361 2,228,175
GE Vernova, Inc. 7,506 8,818,499
Vertiv Holdings Co., Class A 6,866 2,298,874
13,345,548
Electronic Equipment, Instruments & Components 2 .9%
Amphenol Corp., Class A 15,464 2,726,613
Celestica, Inc.* 4,490 1,637,952
Corning, Inc. 25,170 6,429,173
10,793,738
Entertainment 0 .0%
†
Netflix, Inc.* 1,751 125,021
ROBLOX Corp., Class A* 476 25,885
150,906
Financial Services 1 .5%
Berkshire Hathaway, Inc.,
Class B* 3,656 1,829,426
Mastercard, Inc., Class A 7,233 3,714,869
Common Stocks
Shares Value ($)
Financial Services
Visa, Inc., Class A 625 214,431
5,758,726
Ground Transportation 0 .7%
Union Pacific Corp. 8,890 2,418,080
Health Care Providers & Services 0 .1%
Hims & Hers Health, Inc.*(a) 5,866 203,374
McKesson Corp. 241 182,100
385,474
Hotels, Restaurants & Leisure 0 .6%
DoorDash, Inc., Class A* 738 136,183
McDonald's Corp. 7,462 2,017,053
2,153,236
Household Products 0 .2%
Procter & Gamble Co. (The) 4,415 647,416
Industrial Conglomerates 0 .6%
3M Co. 14,286 2,313,046
Interactive Media & Services 11 .5%
Alphabet, Inc., Class C 102,839 36,336,104
Meta Platforms, Inc., Class A 11,029 6,212,525
42,548,629
IT Services 1 .3%
Cloudflare, Inc., Class A* 192 47,094
DigitalOcean Holdings, Inc.* 10,152 1,594,169
International Business
Machines Corp. 2,716 763,766
Snowflake, Inc., Class A* 1,035 263,407
Twilio, Inc., Class A* 9,870 2,036,477
4,704,913
Machinery 2 .7%
Caterpillar, Inc. 6,843 7,287,110
Deere & Co. 4,081 2,588,701
9,875,811
Metals & Mining 0 .6%
Freeport-McMoRan, Inc. 33,929 2,133,795
Oil, Gas & Consumable Fuels 1 .0%
Exxon Mobil Corp. 27,887 3,812,711
Pharmaceuticals 4 .0%
Bristol-Myers Squibb Co. 3,244 186,919
Eli Lilly & Co. 5,874 7,045,452
Johnson & Johnson 20,534 5,215,020
Merck & Co., Inc. 20,130 2,586,705
15,034,096
Semiconductors & Semiconductor Equipment 32 .0%
Advanced Micro Devices, Inc.* 22,872 13,286,574
Analog Devices, Inc. 5,151 2,045,823
Applied Materials, Inc. 13,342 9,646,266
Broadcom, Inc. 35,655 13,468,676
Cerebras Systems, Inc., Class
A*(a) 733 161,993
Lam Research Corp. 22,301 9,663,693
Marvell Technology, Inc. 9,955 2,965,495
Micron Technology, Inc. 13,245 15,288,571
MKS, Inc. 2,434 1,082,643
NVIDIA Corp. 189,878 37,992,689
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 12,530 5,983,952

NVIT J.P. Morgan Large Cap Growth Fund - June 30, 2026 (Unaudited) - Statement of Investments - 21
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Teradyne, Inc. 3,930 1,901,491
Texas Instruments, Inc. 17,504 5,217,417
118,705,283
Software 3 .1%
AppLovin Corp., Class A* 843 434,339
Crowdstrike Holdings, Inc.,
Class A* 3,738 2,852,617
Microsoft Corp. 12,217 4,557,185
Oracle Corp. 2,944 431,443
Palantir Technologies, Inc.,
Class A* 1,064 124,137
Palo Alto Networks, Inc.* 9,439 3,218,888
11,618,609
Specialty Retail 0 .2%
AutoZone, Inc.* 120 383,513
Carvana Co., Class A* 5,280 347,529
731,042
Technology Hardware, Storage & Peripherals 11 .1%
Apple, Inc. 70,079 20,278,059
Dell Technologies, Inc., Class
C 11,850 5,112,801
Sandisk Corp.* 3,772 8,576,510
Western Digital Corp. 11,537 7,368,913
41,336,283
Tobacco 1 .3%
Philip Morris International, Inc. 26,711 4,832,287
Total Common Stocks
(cost $298,713,263) 362,992,928
Repurchase Agreement 0 .0%
†
Principal
Amount ($)
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026,
repurchase price
$96,809, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$98,745.(b)(c) 96,800 96,800
Total Repurchase Agreement
(cost $96,800) 96,800
Total Investments
(cost $298,810,063) — 97.8% 363,089,728
Other assets in excess of liabilities — 2.2% 8,284,179
NET ASSETS — 100.0%
$ 371,373,907
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $526,531, which was collateralized
by cash used to purchase repurchase agreements with a
total value of $96,800 and by $430,001 in the form of U.S
Government Treasury Securities, interest rates ranging from
0.13% - 5.25%, and maturity dates ranging from 1/15/2027 -
5/15/2056, a total value of $526,801.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $96,800.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
TW Taiwan
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 2 .1%
Howmet Aerospace, Inc. 69,821 18,772,074
Northrop Grumman Corp. 21,459 10,929,283
29,701,357
Automobiles 1 .1%
Tesla, Inc.* 38,634 16,249,460
Banks 3 .4%
US Bancorp 208,541 12,595,877
Wells Fargo & Co. 442,624 36,578,447
49,174,324
Biotechnology 2 .7%
AbbVie, Inc. 93,841 23,614,149
Regeneron Pharmaceuticals,
Inc. 7,847 4,892,918
Vertex Pharmaceuticals, Inc.* 21,819 10,838,152
39,345,219
Broadline Retail 4 .6%
Amazon.com, Inc.* 280,043 66,745,449
Building Products 1 .3%
Carrier Global Corp. 73,624 5,400,320
Trane Technologies plc 26,623 13,076,153
18,476,473
Capital Markets 3 .0%
Blackstone, Inc. 151,691 17,849,480
Morgan Stanley 121,545 25,407,767
43,257,247
Construction Materials 0 .8%
Vulcan Materials Co. 40,996 12,094,230
Consumer Finance 2 .4%
American Express Co. 101,488 34,328,316
Consumer Staples Distribution & Retail 1 .7%
Walmart, Inc. 221,032 25,034,084
Diversified Telecommunication Services 1 .0%
Space Exploration
Technologies Corp., Class
A*(a) 85,551 14,617,244
Electric Utilities 3 .8%
Entergy Corp. 91,119 10,465,928
NextEra Energy, Inc. 385,694 33,852,363
Southern Co. (The) 105,251 10,073,573
54,391,864
Electrical Equipment 1 .2%
Eaton Corp. plc 39,634 16,888,840
Electronic Equipment, Instruments & Components 1 .7%
Amphenol Corp., Class A 62,134 10,955,467
Corning, Inc. 53,298 13,613,908
24,569,375
Energy Equipment & Services 2 .0%
Baker Hughes Co., Class A 512,089 28,420,940
Entertainment 1 .5%
Walt Disney Co. (The) 230,920 22,226,050
Financial Services 3 .3%
Affirm Holdings, Inc., Class A* 77,427 6,314,172
Common Stocks
Shares Value ($)
Financial Services
Mastercard, Inc., Class A 81,831 42,028,401
48,342,573
Food Products 0 .7%
Mondelez International, Inc.,
Class A 187,242 10,830,077
Ground Transportation 0 .8%
Canadian Pacific Kansas City
Ltd. 129,352 11,208,351
Health Care Equipment & Supplies 2 .9%
Edwards Lifesciences Corp.* 139,721 12,639,162
Medtronic plc 135,037 10,563,944
Stryker Corp. 58,771 18,503,462
41,706,568
Hotels, Restaurants & Leisure 2 .8%
Chipotle Mexican Grill, Inc.,
Class A* 127,190 4,324,460
DoorDash, Inc., Class A* 48,482 8,946,383
Marriott International, Inc.,
Class A 23,220 8,605,100
McDonald's Corp. 69,207 18,707,344
40,583,287
Industrial REITs 0 .7%
Prologis, Inc. 72,183 9,778,631
Insurance 2 .8%
Aon plc, Class A 36,031 11,951,122
Arthur J Gallagher & Co. 69,580 15,973,481
Progressive Corp. (The) 59,492 12,996,027
40,920,630
Interactive Media & Services 9 .1%
Alphabet, Inc., Class A 277,441 99,149,090
Meta Platforms, Inc., Class A 59,051 33,262,838
132,411,928
Life Sciences Tools & Services 0 .6%
Thermo Fisher Scientific, Inc. 18,736 9,393,481
Machinery 0 .7%
Deere & Co. 15,814 10,031,295
Oil, Gas & Consumable Fuels 1 .0%
ConocoPhillips 144,485 15,020,661
Pharmaceuticals 2 .0%
Eli Lilly & Co. 24,221 29,051,394
Semiconductors & Semiconductor Equipment 20 .4%
Advanced Micro Devices, Inc.* 57,530 33,419,752
ASML Holding NV
(Registered), ADR-NL 8,768 17,443,410
Broadcom, Inc. 153,453 57,966,871
Micron Technology, Inc. 40,755 47,043,089
NVIDIA Corp. 579,062 115,864,515
NXP Semiconductors NV 83,392 23,435,654
295,173,291
Software 6 .1%
Cadence Design Systems,
Inc.* 26,343 9,887,055
Crowdstrike Holdings, Inc.,
Class A* 15,573 11,884,379
Intuit, Inc. 19,296 5,036,256
Microsoft Corp. 128,551 47,952,094

NVIT J.P. Morgan U.S. Equity Fund - June 30, 2026 (Unaudited) - Statement of Investments - 23
Common Stocks
Shares Value ($)
Software
Oracle Corp. 9,199 1,348,113
Palantir Technologies, Inc.,
Class A* 101,288 11,817,271
87,925,168
Specialty Retail 2 .8%
AutoZone, Inc.* 4,964 15,864,646
Lowe's Cos., Inc. 110,336 24,327,985
40,192,631
Technology Hardware, Storage & Peripherals 7 .2%
Apple, Inc. 287,729 83,257,264
Western Digital Corp. 33,949 21,683,905
104,941,169
Trading Companies & Distributors 0 .9%
United Rentals, Inc. 11,450 12,971,591
Water Utilities 0 .4%
American Water Works Co.,
Inc. 43,938 5,781,362
Total Investments
(cost $1,110,416,316) — 99.5% 1,441,784,560
Other assets in excess of liabilities — 0.5% 7,144,942
NET ASSETS — 100.0%
$ 1,448,929,502
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $13,155,366, which was collateralized
by $12,903,359 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.00% - 4.88%, and
maturity dates ranging from 9/30/2026 - 2/15/2053.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

24 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
Common Stocks 99 .3%
Shares Value ($)
Automobiles 4 .2%
Rivian Automotive, Inc., Class
A* 19,442 337,319
Tesla, Inc.* 2,260 950,556
1,287,875
Banks 0 .8%
NU Holdings Ltd., Class A* 17,397 232,424
Broadline Retail 0 .6%
Amazon.com, Inc.* 777 185,190
Capital Markets 2 .0%
Robinhood Markets, Inc.,
Class A* 6,052 606,895
Communications Equipment 3 .6%
Ciena Corp.* 1,344 659,312
Lumentum Holdings, Inc.* 532 456,488
1,115,800
Consumer Finance 0 .7%
Figure Technology Solutions,
Inc., Class A* 6,828 209,688
Diversified Telecommunication Services 0 .6%
Space Exploration
Technologies Corp., Class
A*(a) 1,083 185,041
Electrical Equipment 4 .0%
Bloom Energy Corp., Class A* 1,752 530,330
Rockwell Automation, Inc. 537 265,858
Vicor Corp.* 1,143 434,089
1,230,277
Electronic Equipment, Instruments & Components 3 .9%
Corning, Inc. 3,081 786,980
Fabrinet* 374 210,218
TTM Technologies, Inc.* 1,166 218,065
1,215,263
Entertainment 3 .5%
Take-Two Interactive Software,
Inc.* 4,295 1,073,664
Financial Services 0 .6%
Block, Inc., Class A* 2,623 199,348
Insurance 0 .9%
Lemonade, Inc.* 4,282 278,544
Interactive Media & Services 5 .5%
Alphabet, Inc., Class C 3,453 1,220,049
Meta Platforms, Inc., Class A 859 483,866
1,703,915
IT Services 8 .8%
Cloudflare, Inc., Class A* 2,612 640,671
DigitalOcean Holdings, Inc.* 3,309 519,612
Shopify, Inc., Class A* 2,891 330,095
Snowflake, Inc., Class A* 2,560 651,520
Twilio, Inc., Class A* 2,829 583,708
2,725,606
Life Sciences Tools & Services 0 .8%
Tempus AI, Inc., Class A* 4,484 259,758
Machinery 0 .4%
Symbotic, Inc., Class A* 2,547 114,488
Common Stocks
Shares Value ($)
Media 0 .4%
EchoStar Corp., Class A*(a) 1,145 116,217
Semiconductors & Semiconductor Equipment 40 .8%
Advanced Micro Devices, Inc.* 1,953 1,134,517
Allegro MicroSystems, Inc.* 4,004 278,758
Amkor Technology, Inc. 4,773 411,576
Analog Devices, Inc. 793 314,956
Applied Materials, Inc. 319 230,637
ASML Holding NV
(Registered), ADR-NL 497 988,752
Broadcom, Inc. 2,780 1,050,145
Cerebras Systems, Inc., Class
A*(a) 220 48,620
Enphase Energy, Inc.* 1,436 70,709
Entegris, Inc. 2,330 419,074
GLOBALFOUNDRIES, Inc. 5,907 486,796
Intel Corp.* 11,529 1,609,794
Lam Research Corp. 3,611 1,564,755
MACOM Technology Solutions
Holdings, Inc.* 982 373,523
MaxLinear, Inc., Class A* 1,426 182,571
Micron Technology, Inc. 707 816,083
NVIDIA Corp. 5,028 1,006,052
ON Semiconductor Corp.* 5,280 499,171
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 1,215 580,248
Texas Instruments, Inc. 1,498 446,509
Wolfspeed, Inc.*(a) 1,614 77,875
12,591,121
Software 13 .2%
AppLovin Corp., Class A* 659 339,537
Cadence Design Systems,
Inc.* 778 291,999
Circle Internet Group, Inc.,
Class A* 1,270 79,540
Crowdstrike Holdings, Inc.,
Class A* 1,074 819,612
Microsoft Corp. 772 287,971
Oracle Corp. 2,680 392,754
Palantir Technologies, Inc.,
Class A* 860 100,336
Palo Alto Networks, Inc.* 3,286 1,120,592
Salesforce, Inc. 1,436 224,964
Zoom Communications, Inc.,
Class A* 4,917 424,386
4,081,691
Specialty Retail 0 .7%
Warby Parker, Inc., Class A* 7,333 222,483
Technology Hardware, Storage & Peripherals 3 .3%
Sandisk Corp.* 441 1,002,715
Total Common Stocks
(cost $17,302,282) 30,638,003
Short-Term Investments 0 .0%
†
Money Market Funds 0.0%
†
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 518 518

NVIT J.P. Morgan US Technology Leaders Fund - June 30, 2026 (Unaudited) - Statement of Investments - 25
Short-Term Investments
Shares Value ($)
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 518 518
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 518 518
Total Short-Term Investments
(cost $1,554) 1,554
Repurchase Agreement 0 .2%
Principal
Amount ($)
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026,
repurchase price
$74,572, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$76,063.(c)(d) 74,564 74,564
Total Repurchase Agreement
(cost $74,564) 74,564
Total Investments
(cost $17,378,400) — 99.5% 30,714,121
Other assets in excess of liabilities — 0.5% 165,089
NET ASSETS — 100.0%
$ 30,879,210
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $379,059, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,554 and $74,564, respectively, and by $305,115 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
- 5.25%, and maturity dates ranging from 1/15/2027 -
5/15/2056, a total value of $381,233.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $76,118.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
NL Netherlands
TW Taiwan
The accompanying notes are an integral part of these financial statements.

26 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Assets:
Investment securities, at value
*
$ 2,474,014,722
Repurchase agreements, at value 2,964,100
Cash 104,615,644
Deposits with broker for futures contracts 4,293,168
Foreign currencies, at value —
Interest and dividends receivable 1,400,021
Security lending income receivable 4,097
Receivable for investments sold 629,730
Receivable for capital shares issued 10,848
Reclaims receivable —
Due from custodian —
Receivable for reimbursement from investment adviser (Note 3) 13,466
Prepaid expenses 17,674
Total Assets 2,587,963,470
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 860,921
Payable for variation margin on futures contracts 138,634
Written options, at value (Note 2) —
Payable upon return of securities loaned (Note 2) 5,364,100
Accrued expenses and other payables:
Investment advisory fees 902,456
Fund administration fees 82,457
Distribution fees 130,774
Administrative servicing fees 305,758
Accounting and transfer agent fees 3,482
Trustee fees 2,406
Custodian fees 22,932
Compliance program costs (Note 3) 2,605
Professional fees 42,792
Printing fees —
Other —
Total Liabilities 7,859,317
Commitments and contingencies (Note 3) —
Net Assets $ 2,580,104,153
* Includes value of securities on loan (Note 2) 27,838,633
Cost of investment securities 951,957,668
Cost of repurchase agreements 2,964,100
Cost of foreign currencies —
Premiums of written options —
Represented by:
Capital $ 924,084,448
Total distributable earnings (loss) 1,656,019,705
Net Assets $ 2,580,104,153

Equity Funds (I) - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 27
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Equity and Options
Total Return Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
$ 1,074,996,440 $ 52,990,998 $ 704,675,419 $ 10,995,037 $ 362,992,928
15,258,400 — — — 96,800
59,366,528 969,659 5,248,430 266,742 8,182,939
1,628,997 — — — —
72,721 — — — —
1,564,049 6,641 322,890 3,340 143,378
2,309 13 — 2 29
773,156 202,846 — — 488,051
360,561 315 76,767 — 145,266
67,747 — — — —
— — — — 71,549
85,032 18,166 — 9,543 100,610
7,177 213 2,821 56 1,665
1,154,183,117 54,188,851 710,326,327 11,274,720 372,223,215
— — — — 365,573
302,774 183,184 561,358 2,343 35,255
678,000 — — — —
— — 3,386,836 — —
18,158,400 — — — 96,800
517,485 32,475 338,102 6,837 192,984
45,286 13,893 32,599 12,873 19,420
120,821 3,661 21,432 — 24,807
138,634 8,561 82,882 — 63,775
434 10 1,130 22 —
797 3 942 7 117
1,351 4 6,985 7 76
930 39 740 11 231
31,459 50,181 54,868 50,163 50,169
3,103 112 19,694 23 26
1,296 7 — 312 75
20,000,770 292,130 4,507,568 72,598 849,308
— — — — —
$ 1,134,182,347 $ 53,896,721 $ 705,818,759 $ 11,202,122 $ 371,373,907
18,131,428 — — 78,061 526,531
874,480,472 36,087,928 565,410,272 7,957,301 298,713,263
15,258,400 — — — 96,800
71,350 — — — —
— — (4,894,518) — —
$ 786,449,087 $ 37,855,911 $ 366,865,669 $ 7,723,636 $ 335,856,610
347,733,260 16,040,810 338,953,090 3,478,486 35,517,297
$ 1,134,182,347 $ 53,896,721 $ 705,818,759 $ 11,202,122 $ 371,373,907

28 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Net Assets:
Class I Shares $ 1,944,642,973
Class II Shares 635,461,180
Class IV Shares —
Class X Shares —
Class Y Shares —
Class Z Shares —
Total $ 2,580,104,153
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 59,628,521
Class II Shares 19,798,736
Class IV Shares —
Class X Shares —
Class Y Shares —
Class Z Shares —
Total 79,427,257
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 32 .61
Class II Shares $ 32 .10
Class IV Shares $ —
Class X Shares $ —
Class Y Shares $ —
Class Z Shares $ —

Equity Funds (I) - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 29
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Equity and Options
Total Return Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
$ 250,379,906 $ — $ 433,942,114 $ — $ 25,470,763
72,067,225 30,068,045 104,503,540 — 310,697,948
— — 167,373,105 — —
273,633,203 — — — —
— 23,828,676 — 11,202,122 35,205,196
538,102,013 — — — —
$ 1,134,182,347 $ 53,896,721 $ 705,818,759 $ 11,202,122 $ 371,373,907
11,855,496 — 16,879,434 — 1,269,765
3,448,845 1,074,164 4,104,193 — 15,508,828
— — 6,519,314 — —
12,971,772 — — — —
— 849,260 — 683,450 1,754,052
26,064,369 — — — —
54,340,482 1,923,424 27,502,941 683,450 18,532,645
$ 21 .12 $ — $ 25 .71 $ — $ 20 .06
$ 20 .90 $ 27 .99 $ 25 .46 $ — $ 20 .03
$ — $ — $ 25 .67 $ — $ —
$ 21 .09 $ — $ — $ — $ —
$ — $ 28 .06 $ — $ 16 .39 $ 20 .07
$ 20 .65 $ — $ — $ — $ —

30 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
U.S. Equity Fund
Assets:
Investment securities, at value
*
$ 1,441,784,560
Repurchase agreements, at value —
Cash 4,022,845
Interest and dividends receivable 697,794
Security lending income receivable 4,014
Receivable for investments sold 7,904,135
Receivable for capital shares issued 18,189
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 9,798
Total Assets 1,454,441,335
Liabilities:
Payable for investments purchased 3,392,531
Payable for capital shares redeemed 1,396,596
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 498,030
Fund administration fees 50,106
Distribution fees 35,810
Administrative servicing fees 32,554
Accounting and transfer agent fees 1,281
Trustee fees 1,463
Due to broker 8
Custodian fees 4,633
Compliance program costs (Note 3) 1,781
Professional fees 54,091
Printing fees 2,918
Recoupment fees (Note 3) 40,000
Other 31
Total Liabilities 5,511,833
Commitments and contingencies (Note 3) —
Net Assets $ 1,448,929,502
* Includes value of securities on loan (Note 2) 13,155,366
Cost of investment securities 1,110,416,316
Cost of repurchase agreements —
Represented by:
Capital $ 1,111,665,201
Total distributable earnings (loss) 337,264,301
Net Assets $ 1,448,929,502

Equity Funds (I) - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 31
NVIT J.P. Morgan
US Technology
Leaders Fund
$ 30,639,557
74,564
162,286
4,036
195
143,459
—
13,590
116
31,037,803
—
201
76,118
18,182
13,612
1
10
36
1
—
155
27
50,202
44
—
4
158,593
—
$ 30,879,210
379,059
17,303,836
74,564
$ 16,699,707
14,179,503
$ 30,879,210

32 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
U.S. Equity Fund
Net Assets:
Class II Shares $ 176,410,004
Class Y Shares 1,272,519,498
Total $ 1,448,929,502
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 7,121,715
Class Y Shares 51,345,904
Total 58,467,619
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 24 .77
Class Y Shares $ 24 .78

Equity Funds (I) - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 33
NVIT J.P. Morgan
US Technology
Leaders Fund
$ 7,875
30,871,335
$ 30,879,210
320
1,252,393
1,252,713
$ 24 .61
$ 24 .65

34 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
INVESTMENT INCOME:
Dividend income $ 13,773,638
Interest income 3,158,585
Income from securities lending (net of fees) (Note 2) 32,262
Foreign tax withholding (1,472)
Total Income 16,963,013
EXPENSES:
Investment advisory fees 5,730,749
Fund administration fees 339,344
Distribution fees Class II Shares 765,411
Distribution fees Class Z Shares —
Administrative servicing fees Class I Shares 1,389,018
Administrative servicing fees Class II Shares 459,249
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class X Shares —
Administrative servicing fees Class Z Shares —
Professional fees 51,906
Printing fees 8,250
Trustee fees 38,972
Custodian fees 36,183
Accounting and transfer agent fees 6,885
Compliance program costs (Note 3) 5,061
Other 19,050
Total expenses before fees waived and expenses reimbursed 8,850,078
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (468,228)
Expenses reimbursed by adviser (Note 3) (69,227)
Net Expenses 8,312,623
NET INVESTMENT INCOME/(LOSS) 8,650,390
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 85,608,644
Expiration or closing of futures contracts (Note 2) (12,931,135)
Foreign currency transactions (Note 2) —
Expiration or closing of written option contracts (Note 2) —
Net realized gains (losses) 72,677,509
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 143,848,187
Futures contracts (Note 2) 3,171,211
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Written options contracts (Note 2) —
Net change in unrealized appreciation/depreciation 147,019,398
Net realized/unrealized gains (losses) 219,696,907
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 228,347,297

Equity Funds (I) - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 35
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Equity and Options
Total Return Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
$ 11,147,715 $ 92,524 $ 4,461,568 $ 40,191 $ 1,279,381
1,610,725 4,044 83,296 857 236,312
19,778 14 — 35 312
(3,262) (368) (7,213) (145) (4,980)
12,774,956 96,214 4,537,651 40,938 1,511,025
3,036,656 158,680 2,035,163 38,818 1,117,508
160,668 31,199 114,972 26,735 68,273
86,016 29,611 130,968 — 358,926
656,402 — — — —
299,546 — 320,756 — 30,707
86,016 29,611 78,581 — 358,926
— — 123,177 — —
153,680 — — — —
315,077 — — — —
30,187 21,628 39,232 21,243 26,182
— 177 25,612 35 14,641
16,857 680 11,103 157 5,146
9,639 508 10,853 255 3,554
2,373 206 2,174 46 734
2,303 81 1,446 21 743
6,479 146 5,689 29 2,928
4,861,899 272,527 2,899,726 87,339 1,988,268
(27,525) (11,844) — — (215,357)
— — — — —
(483,207) (94,493) — (55,344) (482,949)
4,351,167 166,190 2,899,726 31,995 1,289,962
8,423,789 (69,976) 1,637,925 8,943 221,063
85,185,438 (1,044,731) 15,691,127 306,784 (26,982,082)
(1,686,599) — — — —
3 — — — —
— — (27,168,100) — —
83,498,842 (1,044,731) (11,476,973) 306,784 (26,982,082)
48,952,845 10,360,863 43,959,389 568,250 52,380,764
1,676,561 — — — —
(2,904) — — — —
— — (1,310,364) — —
50,626,502 10,360,863 42,649,025 568,250 52,380,764
134,125,344 9,316,132 31,172,052 875,034 25,398,682
$ 142,549,133 $ 9,246,156 $ 32,809,977 $ 883,977 $ 25,619,745

36 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
U.S. Equity Fund
INVESTMENT INCOME:
Dividend income $ 10,675,002
Interest income 232,370
Income from securities lending (net of fees) (Note 2) 4,013
Foreign tax withholding (48,297)
Total Income 10,863,088
EXPENSES:
Investment advisory fees 3,740,716
Fund administration fees 264,804
Distribution fees Class II Shares 199,325
Administrative servicing fees Class II Shares 199,325
Professional fees 51,179
Printing fees 5,102
Trustee fees 30,979
Custodian fees 20,103
Accounting and transfer agent fees 4,048
Compliance program costs (Note 3) 4,207
Recoupment fees (Note 3) 40,000
Other 20,945
Total expenses before fees waived and expenses reimbursed 4,580,733
Distribution fees waived - Class II (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 4,580,733
NET INVESTMENT INCOME/(LOSS) 6,282,355
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 12,080,221
Expiration or closing of futures contracts (Note 2) 660,587
Net realized gains (losses) 12,740,808
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 82,459,566
Net change in unrealized appreciation/depreciation 82,459,566
Net realized/unrealized gains (losses) 95,200,374
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 101,482,729

Equity Funds (I) - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 37
NVIT J.P. Morgan
US Technology
Leaders Fund
$ 34,448
8,150
515
(857)
42,256
95,648
29,275
8
—
21,478
96
385
316
92
50
—
163
147,511
(4)
(76,069)
71,438
(29,182)
813,598
—
813,598
5,295,443
5,295,443
6,109,041
$ 6,079,859

The accompanying notes are an integral part of these financial statements.
38 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income/(loss) $ 8,650,390 $ 19,862,816
Net realized gains (losses) 72,677,509 111,616,823
Net change in unrealized appreciation/depreciation 147,019,398 248,255,905
Change in net assets resulting from operations 228,347,297 379,735,544
Distributions to Shareholders From:
Distributable earnings:
Class I — (16,407,332)
Class II — (4,024,962)
Class X — —
Class Y — —
Class Z — —
Change in net assets from shareholder distributions — (20,432,294)
Change in net assets from capital transactions (134,858,370) (261,265,968)
Change in net assets 93,488,927 98,037,282
Net Assets:
Beginning of period 2,486,615,226 2,388,577,944
End of period $ 2,580,104,153 $ 2,486,615,226
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 9,077,360 $ 22,202,981
Dividends reinvested — 16,407,332
Cost of shares redeemed (104,198,691) (202,556,218)
Total Class I Shares (95,121,331) (163,945,905)
Class II Shares
Proceeds from shares issued 7,257,526 8,965,751
Dividends reinvested — 4,024,962
Cost of shares redeemed (46,994,565) (110,310,776)
Total Class II Shares (39,737,039) (97,320,063)
Class X Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ (134,858,370) $ (261,265,968)

Equity Funds (I) - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 39
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 8,423,789 $ 9,281,355 $ (69,976) $ 24,100
83,498,842 53,677,271 (1,044,731) 1,447,694
50,626,502 49,765,160 10,360,863 3,175,314
142,549,133 112,723,786 9,246,156 4,647,108
— (27,129,412) — —
— (7,827,000) — (486,018) (a)
— (11,531,893) — —
— — — (824,671)
— (23,378,102) — —
— (69,866,407) — (1,310,689)
(76,284,887) 492,366,772 7,909,002 22,560,229
66,264,246 535,224,151 17,155,158 25,896,648
1,067,918,101 532,693,950 36,741,563 10,844,915
$ 1,134,182,347 $ 1,067,918,101 $ 53,896,721 $ 36,741,563
$ 1,065,556 $ 1,962,571 $ — $ —
— 27,129,412 — —
(14,883,383) (30,305,798) — —
(13,817,827) (1,213,815) — —
2,443,943 1,584,789 21,124,146 21,592,059 (a)
— 7,827,000 — 486,018 (a)
(6,037,091) (11,900,509) (15,809,033) (1,481,253) (a)
(3,593,148) (2,488,720) 5,315,113 20,596,824 (a)
12,710,027 163,116,282 — —
— 11,531,893 — —
(17,437,316) (16,581,790) — —
(4,727,289) 158,066,385 — —
— — 3,121,278 1,753,557
— — — 824,671
— — (527,389) (614,823)
— — 2,593,889 1,963,405
1,696,374 356,243,557 — —
— 23,378,102 — —
(55,842,997) (41,618,737) — —
(54,146,623) 338,002,922 — —
$ (76,284,887) $ 492,366,772 $ 7,909,002 $ 22,560,229

The accompanying notes are an integral part of these financial statements.
40 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
SHARE TRANSACTIONS:
Class I Shares
Issued 285,643 780,708
Reinvested — 553,483
Redeemed (3,410,132) (7,449,476)
Total Class I Shares (3,124,489) (6,115,285)
Class II Shares
Issued 249,903 361,180
Reinvested — 138,048
Redeemed (1,556,574) (4,116,382)
Total Class II Shares (1,306,671) (3,617,154)
Class X Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares (4,431,160) (9,732,439)
(a) For the period from May 2, 2025 (commencement of operations) through December 31, 2025.

Equity Funds (I) - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 41
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
53,199 106,730 — —
— 1,535,609 — —
(750,943) (1,642,618) — —
(697,744) (279) — —
121,141 85,653 885,001 1,020,690 (a)
— 448,069 — 23,010 (a)
(304,073) (650,890) (785,440) (69,097) (a)
(182,932) (117,168) 99,561 974,603 (a)
638,933 9,062,103 — —
— 650,900 — —
(881,711) (908,187) — —
(242,778) 8,804,816 — —
— — 141,331 88,100
— — — 39,045
— — (21,342) (30,897)
— — 119,989 96,248
84,998 20,252,674 — —
— 1,346,755 — —
(2,898,850) (2,288,673) — —
(2,813,852) 19,310,756 — —
(3,937,306) 27,998,125 219,550 1,070,851

The accompanying notes are an integral part of these financial statements.
42 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Equity Funds (I)
NVIT J.P. Morgan Equity and Options Total
Return Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 1,637,925 $ 4,922,609
Net realized gains (losses) (11,476,973) 207,763,767
Net change in unrealized appreciation/depreciation 42,649,025 (107,517,623)
Change in net assets resulting from operations 32,809,977 105,168,753
Distributions to Shareholders From:
Distributable earnings:
Class I — (36,628,888)
Class II — (9,026,250)
Class IV — (13,678,360)
Class Y — —
Change in net assets from shareholder distributions — (59,333,498)
Change in net assets from capital transactions (37,101,566) (12,250,360)
Change in net assets (4,291,589) 33,584,895
Net Assets:
Beginning of period 710,110,348 676,525,453
End of period $ 705,818,759 $ 710,110,348
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,132,406 $ 4,743,994
Dividends reinvested — 36,628,888
Cost of shares redeemed (24,302,062) (55,082,659)
Total Class I Shares (21,169,656) (13,709,777)
Class II Shares
Proceeds from shares issued 1,346,762 8,440,224
Dividends reinvested — 9,026,250
Cost of shares redeemed (11,263,452) (19,854,308)
Total Class II Shares (9,916,690) (2,387,834)
Class IV Shares
Proceeds from shares issued 236,138 1,289,806
Dividends reinvested — 13,678,360
Cost of shares redeemed (6,251,358) (11,120,915)
Total Class IV Shares (6,015,220) 3,847,251
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (37,101,566) $ (12,250,360)

Equity Funds (I) - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 43
NVIT J.P. Morgan Innovators Fund NVIT J.P. Morgan Large Cap Growth Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 8,943 $ 17,254 $ 221,063 $ 64,613
306,784 319,433 (26,982,082) (1,417,667)
568,250 858,674 52,380,764 6,212,385
883,977 1,195,361 25,619,745 4,859,331
— — — (24,858) (a)
— — — (285,799) (a)
— — — —
— (245,291) — (91,400)
— (245,291) — (402,057)
477,847 1,217,295 (8,382,295) 331,335,721
1,361,824 2,167,365 17,237,450 335,792,995
9,840,298 7,672,933 354,136,457 18,343,462
$ 11,202,122 $ 9,840,298 $ 371,373,907 $ 354,136,457
$ — $ — $ 361,750 $ 26,238,015 (a)
— — — 24,858 (a)
— — (2,590,454) (385,339) (a)
— — (2,228,704) 25,877,534 (a)
— — 12,378,327 302,806,222 (a)
— — — 285,799 (a)
— — (20,007,423) (6,879,671) (a)
— — (7,629,096) 296,212,350 (a)
— — — —
— — — —
— — — —
— — — —
668,224 1,555,414 2,328,121 11,604,800
— 245,291 — 91,400
(190,377) (583,410) (852,616) (2,450,363)
477,847 1,217,295 1,475,505 9,245,837
$ 477,847 $ 1,217,295 $ (8,382,295) $ 331,335,721

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Equity Funds (I)
NVIT J.P. Morgan Equity and Options Total
Return Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
SHARE TRANSACTIONS:
Class I Shares
Issued 124,236 196,295
Reinvested — 1,552,317
Redeemed (973,261) (2,286,976)
Total Class I Shares (849,025) (538,364)
Class II Shares
Issued 54,891 354,445
Reinvested — 386,560
Redeemed (455,193) (832,647)
Total Class II Shares (400,302) (91,642)
Class IV Shares
Issued 9,362 53,563
Reinvested — 580,384
Redeemed (249,837) (461,224)
Total Class IV Shares (240,475) 172,723
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (1,489,802) (457,283)
(a) For the period from May 2, 2025 (commencement of operations) through December 31, 2025.

Equity Funds (I) - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 45
NVIT J.P. Morgan Innovators Fund NVIT J.P. Morgan Large Cap Growth Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
— — 18,725 1,408,354 (a)
— — — 1,348 (a)
— — (137,967) (20,695) (a)
— — (119,242) 1,389,007 (a)
— — 671,266 16,276,027 (a)
— — — 15,507 (a)
— — (1,082,929) (371,043) (a)
— — (411,663) 15,920,491 (a)
— — — —
— — — —
— — — —
— — — —
44,085 109,782 126,609 685,106
— 16,331 — 4,959
(11,754) (40,969) (43,841) (139,718)
32,331 85,144 82,768 550,347
32,331 85,144 (448,137) 17,859,845

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Equity Funds (I)
NVIT J.P. Morgan U.S. Equity Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income/(loss) $ 6,282,355 $ 7,675,339
Net realized gains (losses) 12,740,808 (10,803,493)
Net change in unrealized appreciation/depreciation 82,459,566 177,970,201
Change in net assets resulting from operations 101,482,729 174,842,047
Distributions to Shareholders From:
Distributable earnings:
Class II — (1,284,703)
Class Y — (15,531,466)
Change in net assets from shareholder distributions — (16,816,169)
Change in net assets from capital transactions (671,978,036) 841,552,389
Change in net assets (570,495,307) 999,578,267
Net Assets:
Beginning of period 2,019,424,809 1,019,846,542
End of period $ 1,448,929,502 $ 2,019,424,809
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 17,665,281 $ 35,220,109
Dividends reinvested — 1,284,703
Cost of shares redeemed (1,564,105) (11,994,000)
Total Class II Shares 16,101,176 24,510,812
Class Y Shares
Proceeds from shares issued 40,310,102 1,099,414,258
Dividends reinvested — 15,531,466
Cost of shares redeemed (728,389,314) (297,904,147)
Total Class Y Shares (688,079,212) 817,041,577
Change in net assets from capital transactions $ (671,978,036) $ 841,552,389
SHARE TRANSACTIONS:
Class II Shares
Issued 756,536 1,610,440
Reinvested — 55,808
Redeemed (66,003) (547,773)
Total Class II Shares 690,533 1,118,475
Class Y Shares
Issued 1,731,899 47,881,348
Reinvested — 666,520
Redeemed (29,123,563) (13,204,131)
Total Class Y Shares (27,391,664) 35,343,737
Total change in shares (26,701,131) 36,462,212
(a) For the period from May 2, 2025 (commencement of operations) through December 31, 2025.

Equity Funds (I) - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 47
NVIT J.P. Morgan US Technology Leaders
Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ (29,182) $ (48,775)
813,598 613,279
5,295,443 2,937,623
6,079,859 3,502,127
— (199) (a)
— (721,220)
— (721,419)
532,951 4,407,923
6,612,810 7,188,631
24,266,400 17,077,769
$ 30,879,210 $ 24,266,400
$ — $ 5,000 (a)
— 199 (a)
— — (a)
— 5,199 (a)
1,831,123 5,546,537
— 721,220
(1,298,172) (1,865,033)
532,951 4,402,724
$ 532,951 $ 4,407,923
— 310 (a)
— 10 (a)
— — (a)
— 320 (a)
92,611 290,790
— 36,438
(57,559) (98,493)
35,052 228,735
35,052 229,055

48 - Financial Highlights - June 30, 2026 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 29.76 $ 0.12 $ 2.73 $ 2.85 $ — $ — $ — $ 32.61 9.58% $ 1,944,643 0.61% 0.76% 0.66% 1.56%
12/31/2025 25.62 0.24 4.16 4.40 (0.26) — (0.26) 29.76 17.18% 1,867,658 0.61% 0.90% 0.66% 8.40%
12/31/2024 21.10 0.28 4.54 4.82 (0.30) — (0.30) 25.62 22.80% 1,764,356 0.61% 1.19% 0.66% 3.51%
12/31/2023 17.27 0.27 3.84 4.11 (0.28) — (0.28) 21.10 23.88% 1,617,136 0.61% 1.44% 0.66% 3.09%
12/31/2022 24.03 0.18 (5.46) (5.28) (0.17) (1.31) (1.48) 17.27 (22.10)% 1,439,331 0.61% 0.93% 0.67% 1.98%
12/31/2021 18.84 0.13 5.54 5.67 (0.11) (0.37) (0.48) 24.03 30.24% 2,016,400 0.61% 0.62% 0.67% 9.79%
Class II Shares
6/30/2026 (Unaudited) 29.33 0.08 2.69 2.77 — — — 32.10 9.44% 635,461 0.86% 0.51% 0.91% 1.56%
12/31/2025 25.25 0.17 4.10 4.27 (0.19) — (0.19) 29.33 16.91% 618,957 0.86% 0.65% 0.91% 8.40%
12/31/2024 20.80 0.22 4.46 4.68 (0.23) — (0.23) 25.25 22.50% 624,222 0.86% 0.94% 0.91% 3.51%
12/31/2023 17.03 0.22 3.78 4.00 (0.23) — (0.23) 20.80 23.56% 599,599 0.86% 1.18% 0.91% 3.09%
12/31/2022 23.71 0.13 (5.38) (5.25) (0.12) (1.31) (1.43) 17.03 (22.26)% 554,007 0.86% 0.68% 0.92% 1.98%
12/31/2021 18.62 0.08 5.46 5.54 (0.08) (0.37) (0.45) 23.71 29.91% 807,253 0.86% 0.37% 0.92% 9.79%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (I) - June 30, 2026 (Unaudited) - Financial Highlights - 49
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 18.54 $ 0.16 $ 2.42 $ 2.58 $ — $ — $ — $ 21.12 13.92% $ 250,380 0.76% 1.58% 0.85% 51.64%
12/31/2025 17.72 0.28 2.89 3.17 (0.17) (2.18) (2.35) 18.54 18.63% 232,794 0.76% 1.53% 0.87% 83.60%
12/31/2024 16.79 0.32 2.24 2.56 (0.31) (1.32) (1.63) 17.72 15.32% 222,389 0.85% 1.76% 0.88% 69.58%
12/31/2023 16.61 0.29 1.14 1.43 (0.29) (0.96) (1.25) 16.79 8.84% 222,008 0.88% 1.71% 0.88% 79.22%
12/31/2022 19.87 0.24 (0.62) (0.38) (0.20) (2.68) (2.88) 16.61 (1.13)% 229,418 0.87% 1.34% 0.87% 79.56%
12/31/2021 14.95 0.17 4.98 5.15 (0.23) — (0.23) 19.87 34.53% 259,805 0.88% 0.96% 0.90% 86.42%
Class II Shares
6/30/2026 (Unaudited) 18.36 0.14 2.40 2.54 — — — 20.90 13.83% 72,067 0.93% 1.41% 1.10% 51.64%
12/31/2025 17.57 0.25 2.86 3.11 (0.14) (2.18) (2.32) 18.36 18.43% 66,694 0.93% 1.36% 1.12% 83.60%
12/31/2024 16.66 0.28 2.23 2.51 (0.28) (1.32) (1.60) 17.57 15.12% 65,852 1.02% 1.59% 1.13% 69.58%
12/31/2023 16.49 0.25 1.14 1.39 (0.26) (0.96) (1.22) 16.66 8.65% 67,545 1.05% 1.54% 1.13% 79.22%
12/31/2022 19.75 0.21 (0.62) (0.41) (0.17) (2.68) (2.85) 16.49 (1.30)% 72,340 1.04% 1.17% 1.12% 79.56%
12/31/2021 14.85 0.14 4.95 5.09 (0.19) — (0.19) 19.75 34.32% 84,025 1.06% 0.78% 1.15% 86.42%
Class X Shares
6/30/2026 (Unaudited) 18.51 0.17 2.41 2.58 — — — 21.09 13.94% 273,633 0.63% 1.71% 0.72% 51.64%
12/31/2025 17.69 0.32 2.87 3.19 (0.19) (2.18) (2.37) 18.51 18.81% 244,612 0.63% 1.74% 0.73% 83.60%
12/31/2024 16.76 0.34 2.25 2.59 (0.34) (1.32) (1.66) 17.69 15.49% 77,992 0.72% 1.89% 0.75% 69.58%
12/31/2023 16.58 0.31 1.14 1.45 (0.31) (0.96) (1.27) 16.76 9.00% 69,066 0.75% 1.85% 0.75% 79.22%
12/31/2022 19.84 0.27 (0.62) (0.35) (0.23) (2.68) (2.91) 16.58 (1.02)% 66,042 0.74% 1.48% 0.74% 79.56%
12/31/2021 14.92 0.19 4.98 5.17 (0.25) — (0.25) 19.84 34.71% 68,665 0.75% 1.09% 0.77% 86.42%
Class Z Shares
6/30/2026 (Unaudited) 18.14 0.14 2.37 2.51 — — — 20.65 13.84%(g) 538,102 0.88% 1.46% 0.97% 51.64%
12/31/2025 17.40 0.27 2.83 3.10 (0.18) (2.18) (2.36) 18.14 18.55% 523,819 0.88% 1.50% 0.98% 83.60%
12/31/2024 16.52 0.29 2.20 2.49 (0.29) (1.32) (1.61) 17.40 15.13% 166,461 0.97% 1.64% 1.00% 69.58%
12/31/2023 16.35 0.26 1.14 1.40 (0.27) (0.96) (1.23) 16.52 8.78% 172,151 1.00% 1.59% 1.00% 79.22%
12/31/2022 19.62 0.22 (0.63) (0.41) (0.18) (2.68) (2.86) 16.35 (1.30)% 191,855 0.99% 1.23% 0.99% 79.56%
12/31/2021 14.76 0.15 4.91 5.06 (0.20) — (0.20) 19.62 34.35% 204,457 1.00% 0.83% 1.02% 86.42%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

50 - Financial Highlights - June 30, 2026 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Digital Evolution Strategy Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2026 (Unaudited) $ 21.56 $ (0.06) $ 6.49 $ 6.43 $ — $ — $ — $ 27.99 29.82% $ 30,068 0.96% (0.50)% 1.50% 85.31%
12/31/2025(g) 15.53 (0.04) 7.23 7.19 — (1.16) (1.16) 21.56 46.48% 21,011 0.96% (0.29)% 1.75% 90.46%
Class Y Shares
6/30/2026 (Unaudited) 21.57 (0.01) 6.50 6.49 — — — 28.06 30.09% 23,829 0.56% (0.12)% 1.01% 85.31%
12/31/2025 17.13 0.05 5.59 5.64 (0.04) (1.16) (1.20) 21.57 33.10% 15,731 0.56% 0.26% 1.44% 90.46%
12/31/2024 13.14 0.01 4.92 4.93 (0.01) (0.93) (0.94) 17.13 37.48% 10,845 0.62% 0.04% 1.82% 77.54%
12/31/2023 7.76 — 5.38 5.38 — — — 13.14 69.35% 5,286 0.62% 0.01% 2.96% 72.09%
12/31/2022(h) 10.00 (0.01) (2.23) (2.24) — — — 7.76 (22.40)% 2,698 0.63% (0.15)% 5.60% 66.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from May 2, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of May 1, 2025 through
December 31, 2025.
(h) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

Equity Funds (I) - June 30, 2026 (Unaudited) - Financial Highlights - 51
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Equity and Options Total Return Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2026 (Unaudited) $ 24.53 $ 0.06 $ 1.12 $ 1.18 $ — $ — $ — $ 25.71 4.81% $ 433,942 0.79% 0.51% 0.79% 3.71%
12/31/2025 23.00 0.18 3.52 3.70 (0.22) (1.95) (2.17) 24.53 16.49% 434,918 0.79% 0.75% 0.79% 91.00%
12/31/2024 21.20 0.24 2.67 2.91 (0.25) (0.86) (1.11) 23.00 13.66% 420,226 0.79% 1.02% 0.79% 19.96%
12/31/2023 22.00 0.30 1.42 1.72 (0.28) (2.24) (2.52) 21.20 8.27% 410,239 0.79% 1.37% 0.79% 20.34%
12/31/2022 27.22 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 22.00 (8.44)% 416,998 0.79% 1.16% 0.79% 25.96%
12/31/2021 23.53 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.22 21.88% 502,466 0.80% 0.79% 0.80% 17.86%
Class II Shares
6/30/2026 (Unaudited) 24.33 0.03 1.10 1.13 — — — 25.46 4.64% 104,504 1.04% 0.26% 1.04% 3.71%
12/31/2025 22.83 0.12 3.49 3.61 (0.16) (1.95) (2.11) 24.33 16.22% 109,585 1.04% 0.50% 1.04% 91.00%
12/31/2024 21.06 0.18 2.64 2.82 (0.19) (0.86) (1.05) 22.83 13.33% 104,948 1.04% 0.77% 1.04% 19.96%
12/31/2023 21.87 0.24 1.42 1.66 (0.23) (2.24) (2.47) 21.06 8.03% 104,400 1.04% 1.12% 1.04% 20.34%
12/31/2022 27.08 0.22 (2.62) (2.40) (0.21) (2.60) (2.81) 21.87 (8.66)% 105,627 1.04% 0.91% 1.04% 25.96%
12/31/2021 23.42 0.14 4.86 5.00 (0.13) (1.21) (1.34) 27.08 21.57% 128,404 1.05% 0.54% 1.05% 17.86%
Class IV Shares
6/30/2026 (Unaudited) 24.50 0.06 1.11 1.17 — — — 25.67 4.78% 167,373 0.79% 0.51% 0.79% 3.71%
12/31/2025 22.98 0.18 3.51 3.69 (0.22) (1.95) (2.17) 24.50 16.47% 165,607 0.79% 0.75% 0.79% 91.00%
12/31/2024 21.18 0.24 2.67 2.91 (0.25) (0.86) (1.11) 22.98 13.67% 151,352 0.79% 1.02% 0.79% 19.96%
12/31/2023 21.98 0.30 1.42 1.72 (0.28) (2.24) (2.52) 21.18 8.29% 143,021 0.79% 1.37% 0.79% 20.34%
12/31/2022 27.20 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 21.98 (8.45)% 139,336 0.79% 1.17% 0.79% 25.96%
12/31/2021 23.51 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.20 21.90% 160,843 0.80% 0.79% 0.80% 17.86%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

52 - Financial Highlights - June 30, 2026 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Innovators Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
6/30/2026 (Unaudited) $ 15.11 $ 0.01 $ 1.27 $ 1.28 $ — $ — $ — $ 16.39 8.47% $ 11,202 0.62% 0.17% 1.69% 57.45%
12/31/2025 13.56 0.03 1.93 1.96 (0.03) (0.38) (0.41) 15.11 14.47% 9,840 0.62% 0.21% 1.93% 92.22%
12/31/2024 11.57 0.03 2.64 2.67 (0.03) (0.65) (0.68) 13.56 23.05% 7,673 0.62% 0.22% 2.25% 96.08%
12/31/2023 8.65 0.04 2.92 2.96 (0.04) — (0.04) 11.57 34.17% 5,280 0.62% 0.38% 2.82% 93.79%
12/31/2022(f) 10.00 0.02 (1.35) (1.33) (0.02) — (0.02) 8.65 (13.30)% 3,152 0.63% 0.37% 5.28% 52.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

Equity Funds (I) - June 30, 2026 (Unaudited) - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 18.67 $ 0.02 $ 1.37 $ 1.39 $ — $ — $ — $ — $ 20.06 7.45% $ 25,471 0.69% 0.19% 0.97% 49.79%
12/31/2025(g) 15.45 0.01 3.23 3.24 — (0.02) — (0.02) 18.67 20.96% 25,934 0.69% 0.05% 0.95% 45.48%
Class II Shares
6/30/2026 (Unaudited) 18.66 0.01 1.36 1.37 — — — — 20.03 7.34% 310,698 0.79% 0.09% 1.22% 49.79%
12/31/2025(g) 15.45 (0.01) 3.24 3.23 — (0.02) — (0.02) 18.66 20.89% 297,018 0.79% (0.06)% 1.21% 45.48%
Class Y Shares
6/30/2026 (Unaudited) 18.66 0.04 1.37 1.41 — — — — 20.07 7.56% 35,205 0.44% 0.44% 0.72% 49.79%
12/31/2025 16.36 0.06 2.30 2.36 (0.04) (0.02) — (0.06) 18.66 14.41% 31,184 0.44% 0.34% 1.01% 45.48%
12/31/2024 12.33 0.02 4.04 4.06 (0.02) — (0.01) (0.03) 16.36 32.89% 18,343 0.62% 0.11% 1.33% 51.74%
12/31/2023 9.14 0.02 3.19 3.21 (0.02) — — (0.02) 12.33 35.15% 9,304 0.62% 0.23% 1.93% 59.02%
12/31/2022(h) 10.00 0.05 (0.87) (0.82) (0.04) — — (0.04) 9.14 (8.19)% 4,234 0.62% 0.77% 4.47% 12.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from May 2, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of May 1, 2025 through
December 31, 2025.
(h) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

54 - Financial Highlights - June 30, 2026 (Unaudited) - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan U.S. Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2026 (Unaudited) $ 23.75 $ 0.02 $ 1.00 $ 1.02 $ — $ — $ — $ 24.77 4.29% $ 176,410 0.94% 0.20% 0.94% 29.59%
12/31/2025 21.01 0.04 2.91 2.95 (0.02) (0.19) (0.21) 23.75 14.09% 152,767 0.94% 0.17% 0.94% 43.89%
12/31/2024 16.99 0.06 3.96 4.02 — — — 21.01 23.66% 111,623 0.94% 0.31% 0.98% 54.75%
12/31/2023 13.49 0.11 3.49 3.60 (0.10) — (0.10) 16.99 26.73% 80,253 0.94% 0.70% 1.03% 51.24%
12/31/2022 16.94 0.10 (3.38) (3.28) (0.08) (0.09) (0.17) 13.49 (19.38)% 54,725 0.94% 0.69% 1.10% 47.17%
12/31/2021 13.62 0.05 3.74 3.79 (0.04) (0.43) (0.47) 16.94 27.93% 44,370 0.89% 0.33% 1.37% 61.64%
Class Y Shares
6/30/2026 (Unaudited) 23.71 0.08 0.99 1.07 — — — 24.78 4.51% 1,272,519 0.44% 0.70% 0.44% 29.59%
12/31/2025 20.93 0.15 2.92 3.07 (0.10) (0.19) (0.29) 23.71 14.69% 1,866,658 0.44% 0.68% 0.44% 43.89%
12/31/2024 16.89 0.16 3.93 4.09 (0.05) — (0.05) 20.93 24.23%(h) 908,224 0.43% 0.76% 0.43% 54.75%
12/31/2023 13.41 0.18 3.47 3.65 (0.17) — (0.17) 16.89 27.30%(h) 9 0.44% 1.20% 0.52% 51.24%
12/31/2022 16.83 0.17 (3.35) (3.18) (0.15) (0.09) (0.24) 13.41 (18.95)%(h) 7 0.44% 1.16% 0.61% 47.17%
12/31/2021 13.52 0.12 3.74 3.86 (0.12) (0.43) (0.55) 16.83 28.66%(h) 9 0.44% 0.80% 0.97% 61.64%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor for the six months ended 2026 and for the year ended 2025.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (I) - June 30, 2026 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
6/30/2026 (Unaudited) $ 19.91 $ (0.04) $ 4.74 $ 4.70 $ — $ — $ — $ 24.61 23.61%(g) $ 8 0.69% (0.36)% 1.41% 49.08%
12/31/2025(h) 16.11 (0.08) 4.52 4.44 — (0.64) (0.64) 19.91 27.60%(g) 6 0.93% (0.62)% 1.74% 62.33%
Class Y Shares
6/30/2026 (Unaudited) 19.93 (0.02) 4.74 4.72 — — — 24.65 23.68% 30,871 0.56% (0.23)% 1.16% 49.08%
12/31/2025 17.27 (0.05) 3.35 3.30 — (0.64) (0.64) 19.93 19.15% 24,260 0.56% (0.24)% 1.27% 62.33%
12/31/2024 13.47 (0.03) 3.87 3.84 — (0.04) (0.04) 17.27 28.52% 17,078 0.62% (0.22)% 1.48% 60.67%
12/31/2023 8.17 (0.02) 5.32 5.30 — — — 13.47 64.87% 7,936 0.62% (0.22)% 2.37% 31.34%
12/31/2022(i) 10.00 (0.01) (1.82) (1.83) — — — 8.17 (18.30)% 3,137 0.63% (0.12)% 5.35% 20.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from May 2, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of May 1, 2025 through
December 31, 2025.
(i) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

56 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (I)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2026, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BNY Mellon Dynamic U.S. Core Fund ("U.S. Core")
NVIT BNY Mellon Dynamic U.S. Equity Income Fund ("U.S. Equity Income")
NVIT J.P. Morgan Digital Evolution Strategy Fund ("Digital Evolution Strategy")
NVIT J.P. Morgan Equity and Options Total Return Fund ("Total Return")
NVIT J.P. Morgan Innovators Fund ("Innovators")
NVIT J.P. Morgan Large Cap Growth Fund ("Large Cap Growth")
NVIT J.P. Morgan U.S. Equity Fund ("U.S. Equity")
NVIT J.P. Morgan US Technology Leaders Fund ("US Technology Leaders")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of Innovators and US Technology Leaders. Shares of U.S. Core, U.S. Equity Income, Digital Evolution Strategy, and Total
Return are held by separate accounts established by NLIC and Nationwide Life and Annuity Insurance Company (“NLAIC”), a
wholly owned subsidiary of NLIC, and other affiliated insurance companies. Shares of Large Cap Growth are held by separate accounts established by NLIC and NLAIC. Shares of U.S. Equity are held by separate accounts established by NLIC, NLAIC, and series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class X, Class Y, and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Digital Evolution Strategy and Large Cap Growth, is a diversified fund as defined in the 1940 Act. Digital
Evolution Strategy and Large Cap Growth are non-diversified funds, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Equity Funds (I) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 57
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

58 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (I)
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,393,053,642 $ – $ – $ 2,393,053,642
Futures Contracts# 207,566 – – 207,566
Purchased Option 5,824,975 – – 5,824,975
Repurchase Agreements – 2,964,100 – 2,964,100
Short-Term Investments   2,400,000 72,736,105 – 75,136,105
Total $ 2,401,486,183 $ 75,700,205 $ – $ 2,477,186,388
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,042,691,220 $ – $ – $ 1,042,691,220
Futures Contracts# 283,673 – – 283,673
Purchased Option 2,502,825 – – 2,502,825
Repurchase Agreements – 15,258,400 – 15,258,400
Short-Term Investments   2,900,000 26,902,395 – 29,802,395
Total Assets $ 1,048,377,718 $ 42,160,795 $ – $ 1,090,538,513
Liabilities:
Futures Contracts# $ (529,737) $ – $ – $ (529,737)
Total Liabilities $ (529,737) $ – $ – $ (529,737)
Total $ 1,047,847,981 $ 42,160,795 $ – $ 1,090,008,776
Digital Evolution Strategy
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 52,990,998 $ – $ – $ 52,990,998
Total $ 52,990,998 $ – $ – $ 52,990,998
Total Return
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 704,675,419 $ – $ – $ 704,675,419
Total Assets $ 704,675,419 $ – $ – $ 704,675,419

Equity Funds (I) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 59
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2026, the Funds did not have overdrawn balances.
Level 1 Level 2 Level 3 Total
Liabilities:
Written Options $ (3,386,836) $ – $ – $ (3,386,836)
Total Liabilities $ (3,386,836) $ – $ – $ (3,386,836)
Total $ 701,288,583 $ – $ – $ 701,288,583
Innovators
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 10,995,037 $ – $ – $ 10,995,037
Total $ 10,995,037 $ – $ – $ 10,995,037
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 362,992,928 $ – $ – $ 362,992,928
Repurchase Agreement – 96,800 – 96,800
Total $ 362,992,928 $ 96,800 $ – $ 363,089,728
U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,441,784,560 $ – $ – $ 1,441,784,560
Total $ 1,441,784,560 $ – $ – $ 1,441,784,560
US Technology Leaders
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 30,638,003 $ – $ – $ 30,638,003
Repurchase Agreement – 74,564 – 74,564
Short-Term Investments 1,554 – – 1,554
Total $ 30,639,557 $ 74,564 $ – $ 30,714,121
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

60 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (I)
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material

Equity Funds (I) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 61
losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, to gain exposure to its index or certain securities in its index, or to more effectively gain targeted equity exposure from its cash positions. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized

62 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (I)
gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2026:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2026:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 5,824,975
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 207,566
Total $ 6,032,541
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,502,825
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 283,673
Total $ 2,786,498
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (529,737)
Total $ (529,737)
Total Return
Liabilities: Statements of Assets and Liabilities Fair Value
Written Options
Equity risk Written options, at value $ (3,386,836)
Total $ (3,386,836)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 20,575,104
Futures Contracts
Equity risk (3,995,404)
Interest rate risk (8,935,731)
Total $ 7,643,969
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 9,940,756
Futures Contracts
Equity risk 2,253,272
Interest rate risk (3,939,871)
Total $ 8,254,157

Equity Funds (I) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 63
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2026:
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended June 30, 2026:
Total Return
Realized Gains (Losses): Total
Written Options
Equity risk $ (27,168,100)
Total $ (27,168,100)
U.S. Equity
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 660,587
Total $ 660,587
§ Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (1,622,661)
Futures Contracts
Equity risk 198,149
Interest rate risk 2,973,062
Total $ 1,548,550
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (1,005,696)
Futures Contracts
Equity risk 456,700
Interest rate risk 1,219,861
Total $ 670,865
Total Return
Unrealized Appreciation/Depreciation: Total
Written Options
Equity risk $ (1,310,364)
Total $ (1,310,364)
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 7,762,282
Average Number of Purchased Option Contracts 1,941
Futures Contracts:
Average Notional Balance Long $ 193,166,158
Average Notional Balance Short $ 34,984,904

64 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (I)
As of June 30, 2026, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
(f) Securities Lending
During the six months ended June 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned,
U.S. Equity Income
Options:
Average Value Purchased $ 3,378,778
Average Number of Purchased Option Contracts 834
Futures Contracts:
Average Notional Balance Long $ 166,874,665
Average Notional Balance Short $ 98,131,666
Total Return
Options:
Average Value Written $ 5,997,445
Average Number of Written Option Contracts 1,002
U.S. Equity
Futures Contracts:
Average Notional Balance Long $ 1,898,938
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
U.S. Core $ 5,364,100
U.S. Equity Income 18,158,400
Large Cap Growth 96,800
US Technology Leaders 76,118

Equity Funds (I) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 65
and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended June 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2026, the joint repos on a gross basis were as follows:
BofA Securities, Inc., 3.65%, dated 6/30/2026, due 7/1/2026, repurchase price $11,001,115, collateralized by U.S. Government
Agency Securities, ranging from 4.78% - 5.01%, maturing 9/20/2054 - 11/20/2072; total market value $11,220,000.
Cantor Fitzgerald & Co., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $15,001,513, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.25% - 8.50%, maturing 2/20/2027 - 5/20/2076; total market value
$15,300,000.
Cantor Fitzgerald & Co., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $53,005,345, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.25% - 8.50%, maturing 2/20/2027 - 5/20/2076; total market value
$54,060,000.
CF Secured, LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $116,116,883, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.50%, maturing 10/13/2026 - 11/20/2075; total market value
$118,439,223.
Pershing LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $32,003,226, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 7/1/2026 - 5/20/2076; total market value $32,640,077.

66 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (I)
As of June 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,964,100 $ – $ 1,964,100 $ (1,964,100) $ –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 2,964,100 $ – $ 2,964,100 $ (2,964,100) $ –
U.S. Equity Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 2,000,000 – 2,000,000 (2,000,000) –
CF Secured, LLC 10,258,400 – 10,258,400 (10,258,400) –
Total $ 15,258,400 $ – $ 15,258,400 $ (15,258,400) $ –
Large Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 96,800 $ – $ 96,800 $ (96,800) $ –
Total $ 96,800 $ – $ 96,800 $ (96,800) $ –

Equity Funds (I) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 67
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
US Technology Leaders
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 74,564 $ – $ 74,564 $ (74,564) $ –
Total $ 74,564 $ – $ 74,564 $ (74,564) $ –
* As of June 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

68 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (I)
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2026, the subadviser for each Fund is as follows:
Fund Subadviser
U.S. Core Newton Investment Management North America, LLC (“Newton US”)
U.S. Equity Income Newton US
Digital Evolution Strategy J.P. Morgan Investment Management Inc. ("JPMIM")
Total Return JPMIM
Innovators JPMIM
Large Cap Growth JPMIM
U.S. Equity JPMIM

Equity Funds (I) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 69
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended June 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2027.
During the six months ended June 30, 2026, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the six months ended June 30, 2026, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Fund Subadviser
US Technology Leaders JPMIM
Fund Fee Schedule
Advisory Fee
(annual rate)
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Digital Evolution Strategy $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Total Return Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Innovators $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Large Cap Growth $0 up to $500 million 0.65%
$500 million and more 0.60%
U.S. Equity All assets 0.39%
US Technology Leaders $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
U.S. Core 0.038%
Fund Amount
U.S. Core $ 468,228
Fund
Effective Advisory Fee
Rate Before Contractual*
Fee Waivers *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
U.S. Core 0.46% 0.43%
U.S. Equity Income 0.56 0.56
Digital Evolution Strategy 0.75 0.75
Total Return 0.58 0.58
Innovators 0.75 0.75
Large Cap Growth 0.65 0.65
U.S. Equity 0.39 0.39
US Technology Leaders 0.75 0.75
* Please see above for additional information regarding contractual waivers.

70 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (I)
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2027.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses from exceeding the amounts listed in the following table until at least April 30, 2027.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2026, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund Classes
Amount
(annual rate)
Digital Evolution Strategy All Classes 0.56%
Innovators All Classes 0.62
Large Cap Growth All Classes 0.44
U.S. Equity All Classes 0.44
US Technology Leaders All Classes 0.56
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90
U.S. Equity Income Class I 0.76
Class II 0.93
Class X 0.63
Class Z 0.88
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.67%
U.S. Equity Income Class X 0.68%
Class Z 0.92%
Large Cap Growth Class I 0.76%
Class II 0.83%
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount
Six Months Ended
June 30, 2026
Amount Total
U.S. Core $ 62,692 $ 174,835 $ 162,082 $ 69,227 $ 468,836
U.S. Equity Income — 154,139 642,681 483,207 1,280,027
Digital Evolution Strategy 40,761 108,655 132,623 94,493 376,532

Equity Funds (I) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 71
Pursuant to the Expense Limitation Agreement, during the six months ended June 30, 2026, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2026, NFM earned an aggregate of $1,035,270 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2026, the Funds' aggregate portion of such costs amounted to $13,912.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount
Six Months Ended
June 30, 2026
Amount Total
Total Return $ — $ — $ — $ — $ —
Innovators 37,031 104,725 109,920 55,344 307,020
Large Cap Growth 35,932 102,741 260,232 482,949 881,854
U.S. Equity 13,534 35,302 — — 48,836
US Technology Leaders 38,520 115,572 142,170 76,069 372,331
Fund Amount
U.S. Equity
$ 40,000
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class II Shares Class Z Shares
U.S. Core 0.25% N/A
U.S. Equity Income 0.25% 0.25%
Digital Evolution Strategy 0.25% N/A
Total Return 0.25% N/A
Large Cap Growth 0.25% N/A
U.S. Equity 0.25% N/A
US Technology Leaders 0.25% N/A
N/A - Not Applicable.

72 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (I)
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2027:
During the six months ended June 30, 2026, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund, up to 0.20% of the average daily net assets of Class
IV,  and up to 0.12% of the average daily net assets of Class X and Class Z shares of each Fund.
For the six months ended June 30, 2026, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2026, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any,
Fund
Distribution
Fee Waiver
(Annual Rate)
U.S. Equity Income 0.08%
Digital Evolution Strategy 0.10
Large Cap Growth 0.15
US Technology Leaders 0.10
Fund Amount
U.S. Equity Income $ 27,525
Digital Evolution Strategy 11,844
Large Cap Growth 215,357
US Technology Leaders 4
Fund Class I Class II Class IV Class X Class Z
U.S. Core 0.15% 0.15 % N/A N/A N/A
U.S. Equity Income 0.25 0.25 N/A 0.12% 0.12%
Digital Evolution Strategy N/A 0.25 N/A N/A N/A
Total Return 0.15 0.15 0.15 % N/A N/A
Large Cap Growth 0.25 0.25 N/A N/A N/A
U.S. Equity N/A 0.25 N/A N/A N/A
N/A — Not Applicable.
Fund Amount
U.S. Core $ 1,848,267
U.S. Equity Income 854,319
Digital Evolution Strategy 29,611
Total Return 522,514
Innovators N/A
Large Cap Growth 389,633
U.S. Equity 199,325
US Technology Leaders N/A
N/A — Not Applicable.

Equity Funds (I) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 73
would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended June 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2026, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in
general.
These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Fund Purchases Sales
U.S. Core $ 35,917,747 $ 134,307,897
U.S. Equity Income 520,414,050 564,884,287
Digital Evolution Strategy 53,384,078 35,194,361
Total Return 26,172,614 89,593,818
Innovators 6,785,193 5,847,787
Large Cap Growth 167,326,218 178,423,224
U.S. Equity 570,357,071 1,238,149,245
US Technology Leaders 13,186,404 12,553,669

74 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (I)
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2026, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
As of June 30, 2026, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund Amount
Digital Evolution Strategy $ 732
Total Return 89
Innovators 69
Large Cap Growth 3,933
U.S. Equity 10,655
US Technology Leaders 357
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Core $ 964,659,062 $ 1,558,056,812 $ (45,529,486) $ 1,512,527,326
U.S. Equity Income 895,629,768 210,188,898 (15,809,890) 194,379,008
Digital Evolution Strategy 36,987,057 17,697,078 (1,693,137) 16,003,941
Total Return 560,544,350 165,193,114 (24,448,881) 140,744,233
Innovators 7,991,780 3,293,197 (289,940) 3,003,257
Large Cap Growth 299,507,859 65,786,807 (2,204,938) 63,581,869
U.S. Equity 1,127,037,526 336,270,532 (21,523,498) 314,747,034
US Technology Leaders 17,465,108 13,543,779 (294,766) 13,249,013

Equity Funds (I) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 75
11. Subsequent Events
The Trusts’ credit agreement has been renewed through June 30, 2027. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2026 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CEQ-1 (8-26)

Semi-Annual Financial Statements
June 30, 2026 (Unaudited)
Nationwide Variable Insurance Trust
Equity Funds (II)
NVIT Allspring Discovery Fund
NVIT BlackRock Equity Dividend Fund
NVIT GQG US Quality Equity Fund
NVIT Invesco Small Cap Growth Fund
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Small Company Fund
NVIT Real Estate Fund
NVIT Small Cap Value Fund
(formerly, NVIT Multi-Manager Small Cap Value Fund)
NVIT Victory Mid Cap Value Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery, you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the NVIT Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov /.
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html . You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures. Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov/
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at
1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2026 Nationwide.

Statements of Investments 2
Statements of Assets and Liabilities 44
Statements of Operations 52
Statements of Changes in Net Assets 56
Financial Highlights 67
Notes to Financial Statements 77

2 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks 97 .8%
Shares Value ($)
BRAZIL 0 .8%
Broadline Retail 0 .8%
MercadoLibre, Inc. * 2,299 3,902,300
CANADA 1 .8%
Biotechnology 0 .4%
Xenon Pharmaceuticals, Inc. * 36,351 2,194,146
Commercial Services & Supplies 1 .4%
RB Global, Inc. 59,456 6,923,652
9,117,798
DENMARK 1 .3%
Biotechnology 1 .3%
Ascendis Pharma A/S *(a) 24,465 6,525,305
ISRAEL 1 .6%
Pharmaceuticals 1 .6%
Teva Pharmaceutical Industries
Ltd., ADR * 235,028 7,962,749
THAILAND 1 .1%
Electronic Equipment, Instruments & Components 1 .1%
Fabrinet * 9,662 5,430,817
UNITED KINGDOM 0 .8%
Capital Markets 0 .8%
Marex Group plc 64,385 3,924,266
UNITED STATES 90 .4%
Aerospace & Defense 9 .4%
ATI, Inc. * 32,629 6,431,176
Axon Enterprise, Inc. *(a) 8,856 4,964,762
Carpenter Technology Corp. 24,022 14,817,731
Curtiss-Wright Corp. 11,057 8,378,552
Mercury Systems, Inc. * 78,009 9,542,841
York Space Systems, Inc. *(a) 106,939 2,632,838
46,767,900
Biotechnology 6 .3%
Bridgebio Pharma, Inc. * 55,161 4,108,391
Krystal Biotech, Inc. * 8,133 3,022,792
Madrigal Pharmaceuticals, Inc. * 6,763 3,631,393
Natera, Inc. * 22,768 6,180,374
Neurocrine Biosciences, Inc. * 29,907 5,040,376
TG Therapeutics, Inc. * 45,830 2,517,900
Twist Bioscience Corp. * 65,746 6,763,949
31,265,175
Building Products 2 .2%
Modine Manufacturing Co. * 40,547 10,826,860
Capital Markets 1 .0%
Miami International Holdings, Inc. * 135,188 5,023,586
Commercial Services & Supplies 2 .0%
Casella Waste Systems, Inc.,
Class A *(a) 100,253 9,721,533
Communications Equipment 2 .5%
Viavi Solutions, Inc. * 258,588 12,347,577
Construction & Engineering 5 .0%
Argan, Inc. (a) 11,550 9,223,253
Construction Partners, Inc., Class
A *(a) 75,638 8,983,525
Legence Corp., Class A * 75,658 6,448,331
24,655,109
Diversified Consumer Services 1 .9%
Liberty Live Holdings, Inc., Class
C *(a) 90,429 9,552,920
Common Stocks
Shares Value ($)
UNITED STATES
Electrical Equipment 1 .0%
Bloom Energy Corp., Class A * 16,361 4,952,475
Electronic Equipment, Instruments & Components 4 .6%
Novanta, Inc. *(a) 62,801 10,188,835
Teledyne Technologies, Inc. * 8,339 5,561,279
TTM Technologies, Inc. * 37,109 6,940,125
22,690,239
Entertainment 1 .4%
TKO Group Holdings, Inc., Class
A (a) 35,453 7,137,043
Financial Services 2 .3%
Affirm Holdings, Inc., Class A * 141,534 11,542,098
Ground Transportation 2 .4%
Saia, Inc. * 14,640 6,165,782
XPO, Inc. * 28,033 5,754,895
11,920,677
Health Care Equipment & Supplies 2 .7%
Glaukos Corp. *(a) 56,530 7,900,633
IRhythm Holdings, Inc. *(a) 47,775 5,682,836
13,583,469
Health Care Providers & Services 7 .6%
Alignment Healthcare, Inc. * 178,780 4,256,752
BrightSpring Health Services, Inc.
*(a) 96,398 6,722,797
Encompass Health Corp. 44,386 4,486,537
Guardant Health, Inc. * 83,059 12,461,341
RadNet, Inc. *(a) 93,005 5,735,618
Tenet Healthcare Corp. * 21,436 4,010,247
37,673,292
Hotels, Restaurants & Leisure 6 .8%
Cava Group, Inc. *(a) 80,207 6,294,645
Dutch Bros, Inc., Class A * 103,433 7,427,524
Hyatt Hotels Corp., Class A (a) 40,667 7,882,891
Viking Holdings Ltd. * 59,198 6,196,255
Wyndham Hotels & Resorts, Inc. 71,762 6,043,078
33,844,393
Household Durables 1 .0%
SharkNinja, Inc. *(a) 31,998 4,872,335
Independent Power and Renewable Electricity Producers 2 .1%
Talen Energy Corp. * 26,909 10,340,052
IT Services 4 .2%
Akamai Technologies, Inc. *(a) 19,945 2,357,698
DigitalOcean Holdings, Inc. *(a) 35,478 5,571,110
MongoDB, Inc., Class A * 15,833 5,318,305
Twilio, Inc., Class A * 37,712 7,781,117
21,028,230
Life Sciences Tools & Services 0 .4%
Repligen Corp. * 15,699 2,141,972
Machinery 2 .7%
Federal Signal Corp. 29,037 3,730,964
RBC Bearings, Inc. * 14,609 9,409,073
13,140,037
Pharmaceuticals 1 .7%
Axsome Therapeutics, Inc. * 13,369 3,272,330
Elanco Animal Health, Inc. *(a) 205,453 5,056,198
8,328,528
Professional Services 1 .3%
UL Solutions, Inc., Class A (a) 63,127 6,430,116

NVIT Allspring Discovery Fund - June 30, 2026 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
UNITED STATES
Real Estate Management & Development 1 .6%
Jones Lang LaSalle, Inc. * 25,445 7,886,678
Semiconductors & Semiconductor Equipment 9 .7%
FormFactor, Inc. * 42,697 6,828,531
Impinj, Inc. *(a) 24,898 3,566,141
MACOM Technology Solutions
Holdings, Inc. * 32,472 12,351,374
Monolithic Power Systems, Inc. 3,491 4,825,819
Qnity Electronics, Inc. 48,580 7,933,599
SiTime Corp. * 10,530 7,850,747
Ultra Clean Holdings, Inc. * 28,022 3,995,657
47,351,868
Software 0 .9%
Terawulf, Inc. *(a) 173,540 4,286,438
Specialty Retail 0 .8%
Burlington Stores, Inc. *(a) 12,348 3,911,846
Trading Companies & Distributors 4 .9%
Applied Industrial Technologies,
Inc. 21,333 7,213,754
Herc Holdings, Inc. 24,097 3,454,064
SiteOne Landscape Supply, Inc. * 33,052 3,781,479
Xometry, Inc., Class A *(a) 103,307 9,971,192
24,420,489
447,642,935
Total Common Stocks
(cost $320,873,883) 484,506,170
Short-Term Investments 0 .6%
Money Market Funds 0 .6%
BlackRock Liquidity FedFund,
Institutional Shares, 3.54%(b)(c) 700,000 700,000
Invesco Government & Agency
Portfolio, Institutional Shares,
3.57%(b)(c) 700,000 700,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.56%(b)(c) 700,000 700,000
RBC BlueBay U.S. Government
Money Market Fund, Institutional
Shares, 3.55%(b)(c) 900,000 900,000
Total Short-Term Investments
(cost $3,000,000) 3,000,000
Repurchase Agreements 3 .3%
Principal
Amount ($)
BNP Paribas Securities Corp.,
3.63%, dated 6/30/2026, due
7/1/2026, repurchase price
$3,000,303, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
10/31/2030 - 5/15/2056; total
market value $3,060,000.(c)
(d) 3,000,000 3,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc., 3.65%,
dated 6/30/2026, due
7/1/2026, repurchase price
$8,000,811, collateralized
by U.S. Government Agency
Securities, ranging from
4.78% - 5.01%, maturing
9/20/2054 - 11/20/2072; total
market value $8,160,000.(c)
(d) 8,000,000 8,000,000
CF Secured, LLC, 3.63%, dated
6/30/2026, due 7/1/2026,
repurchase price $2,848,788,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
10/13/2026 - 11/20/2075; total
market value $2,905,764.(c)
(d) 2,848,501 2,848,501
Pershing LLC, 3.63%, dated
6/30/2026, due 7/1/2026,
repurchase price $2,700,272,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
7/1/2026 - 5/20/2076; total
market value $2,754,007.(c)
(d) 2,700,000 2,700,000
Total Repurchase Agreements
(cost $16,548,501) 16,548,501
Total Investments
(cost $340,422,384) — 101.7% 504,054,671
Liabilities in excess of other assets — (1.7)% (8,370,736)
NET ASSETS — 100.0%
$495,683,935

4 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Allspring Discovery Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2026. The total value of securities on loan as of June
30, 2026 was $101,578,247, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $3,000,000 and $16,548,501,
respectively, and by $83,685,344 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.25%, and maturity dates ranging from
7/9/2026 - 5/15/2056, a total value of $103,233,845.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $19,548,501.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NVIT BlackRock Equity Dividend Fund - June 30, 2026 (Unaudited) - Statement of Investments - 5
Common Stocks 97 .2%
Shares Value ($)
Aerospace & Defense 4 .2%
Airbus SE 10,729 2,388,029
Boeing Co. (The)* 54,760 11,853,897
Honeywell Aerospace, Inc.* 23,429 5,179,573
L3Harris Technologies, Inc. 19,268 5,599,088
Lockheed Martin Corp. 3,324 1,693,445
26,714,032
Air Freight & Logistics 2 .0%
FedEx Corp. 40,814 12,780,088
Banks 8 .9%
Bank of America Corp. 98,395 5,606,547
Citigroup, Inc. 133,821 18,729,587
Citizens Financial Group, Inc. 49,727 3,484,371
First Citizens BancShares,
Inc., Class A 3,602 7,495,006
JPMorgan Chase & Co. 21,373 6,996,024
Wells Fargo & Co. 182,920 15,116,509
57,428,044
Beverages 2 .0%
Keurig Dr Pepper, Inc. 310,116 10,150,097
PepsiCo, Inc. 18,335 2,482,559
12,632,656
Broadline Retail 6 .5%
Amazon.com, Inc.* 175,968 41,940,213
Building Products 0 .7%
Fortune Brands Innovations,
Inc. 86,294 4,737,541
Capital Markets 3 .2%
Carlyle Group, Inc. (The)(a) 57,681 2,428,947
Charles Schwab Corp. (The) 91,191 8,414,193
Intercontinental Exchange, Inc. 76,372 9,402,157
20,245,297
Chemicals 2 .6%
Air Products & Chemicals, Inc. 10,649 3,122,074
International Flavors &
Fragrances, Inc. 55,901 4,428,477
PPG Industries, Inc. 73,524 8,917,726
16,468,277
Commercial Services & Supplies 1 .2%
Rentokil Initial plc 1,374,172 7,779,850
Communications Equipment 0 .5%
Cisco Systems, Inc. 25,738 3,023,186
Consumer Finance 0 .5%
Capital One Financial Corp. 17,434 3,497,609
Consumer Staples Distribution & Retail 1 .5%
Costco Wholesale Corp. 1,690 1,580,944
Dollar General Corp. 53,913 6,205,926
Walmart, Inc. 13,640 1,544,866
9,331,736
Containers & Packaging 1 .5%
Crown Holdings, Inc. 86,831 9,709,442
Diversified Telecommunication Services 0 .8%
Comcast Corp., Class A 105,037 2,578,658
Verizon Communications, Inc. 62,909 2,663,567
5,242,225
Common Stocks
Shares Value ($)
Electric Utilities 2 .9%
American Electric Power Co.,
Inc.(a) 65,379 8,944,501
Evergy, Inc.(a) 112,584 9,730,635
18,675,136
Electronic Equipment, Instruments & Components 0 .9%
CDW Corp.(a) 41,710 5,866,094
Entertainment 1 .4%
Walt Disney Co. (The) 90,185 8,680,306
Ground Transportation 0 .7%
CSX Corp. 29,781 1,415,491
Knight-Swift Transportation
Holdings, Inc., Class A 21,120 1,644,614
Union Pacific Corp. 5,862 1,594,464
4,654,569
Health Care Equipment & Supplies 3 .0%
Baxter International, Inc.(a) 623,751 13,298,371
Medtronic plc 76,693 5,999,694
19,298,065
Health Care Providers & Services 7 .1%
Cardinal Health, Inc. 26,132 6,207,918
CVS Health Corp. 231,166 23,914,123
UnitedHealth Group, Inc. 37,150 15,440,654
45,562,695
Health Care REITs 0 .5%
Healthcare Realty Trust, Inc.,
Class A(a) 166,904 3,366,454
Hotel & Resort REITs 0 .3%
Host Hotels & Resorts, Inc. 77,893 1,846,843
Hotels, Restaurants & Leisure 1 .3%
Restaurant Brands
International, Inc. 116,528 8,449,445
Household Products 1 .0%
Procter & Gamble Co. (The) 42,351 6,210,351
Industrial Conglomerates 0 .0%
†
Honeywell International, Inc. 1 112
Industrial REITs 1 .1%
Rexford Industrial Realty, Inc. 126,753 4,246,225
STAG Industrial, Inc. 66,694 2,538,374
6,784,599
Insurance 2 .6%
Arthur J Gallagher & Co. 27,258 6,257,619
Chubb Ltd. 21,700 7,394,058
Fidelity National Financial, Inc. 64,084 3,022,202
16,673,879
Interactive Media & Services 1 .9%
Meta Platforms, Inc., Class A 22,234 12,524,190
Leisure Products 1 .0%
Hasbro, Inc. 77,139 6,370,910
Life Sciences Tools & Services 1 .0%
Danaher Corp. 32,985 6,282,983
Machinery 1 .4%
Caterpillar, Inc. 2,761 2,940,189
PACCAR, Inc. 48,378 5,811,165
8,751,354

6 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks
Shares Value ($)
Metals & Mining 0 .5%
Barrick Mining Corp. 57,441 2,109,808
Freeport-McMoRan, Inc. 19,788 1,244,467
3,354,275
Multi-Utilities 1 .7%
DTE Energy Co. 70,079 10,677,937
Oil, Gas & Consumable Fuels 4 .0%
BP plc 981,907 6,043,071
Chevron Corp. 64,183 10,638,974
EQT Corp. 98,306 5,226,930
Marathon Petroleum Corp. 15,702 4,014,530
25,923,505
Pharmaceuticals 4 .6%
Johnson & Johnson 59,713 15,165,311
Merck & Co., Inc. 112,335 14,435,047
29,600,358
Residential REITs 1 .1%
AvalonBay Communities, Inc. 20,924 3,948,149
Sun Communities, Inc. 25,716 3,083,606
7,031,755
Semiconductors & Semiconductor Equipment 3 .0%
Applied Materials, Inc. 4,420 3,195,660
Intel Corp.* 69,062 9,643,127
QUALCOMM, Inc. 7,850 1,450,601
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 3,551 1,695,851
Texas Instruments, Inc. 10,725 3,196,801
19,182,040
Software 5 .7%
Microsoft Corp. 98,759 36,839,082
Specialty Retail 1 .8%
Home Depot, Inc. (The) 32,798 11,567,199
Technology Hardware, Storage & Peripherals 6 .3%
Apple, Inc. 103,121 29,839,092
Hewlett Packard Enterprise
Co. 153,791 6,937,512
Western Digital Corp. 5,697 3,638,788
40,415,392
Textiles, Apparel & Luxury Goods 0 .5%
LVMH Moet Hennessy Louis
Vuitton SE 5,620 3,112,181
Tobacco 2 .4%
British American Tobacco plc,
ADR-UK 247,843 15,306,784
Trading Companies & Distributors 1 .4%
WESCO International, Inc. 26,974 9,317,629
Total Common Stocks
(cost $521,051,763) 623,856,318
Master Limited Partnership 0 .8%
Oil, Gas & Consumable Fuels 0 .8%
Enterprise Products Partners
LP 128,018 4,705,942
Total Master Limited Partnership
(cost  $2,274,622)
4,705,942
Short-Term Investments 0 .2%
Shares Value ($)
Money Market Funds 0.2%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 500,000 500,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 500,000 500,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 500,000 500,000
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(b)(c) 100,000 100,000
Total Short-Term Investments
(cost $1,600,000) 1,600,000
Repurchase Agreements 0 .9%
Principal
Amount ($)
BofA Securities, Inc.,
3.65%, dated 6/30/2026,
due 7/1/2026, repurchase
price $1,000,101,
collateralized by U.S.
Government Agency
Securities, ranging from
4.78% - 5.01%, maturing
9/20/2054 - 11/20/2072;
total market value
$1,020,000.(c)(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $2,000,202,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25%
- 8.50%, maturing
2/20/2027 - 5/20/2076;
total market value
$2,040,000.(c)(d) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $3,000,303,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25%
- 8.50%, maturing
2/20/2027 - 5/20/2076;
total market value
$3,060,000.(c)(d) 3,000,000 3,000,000

NVIT BlackRock Equity Dividend Fund - June 30, 2026 (Unaudited) - Statement of Investments - 7
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026,
repurchase price
$87,238, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$88,983.(c)(d) 87,229 87,229
Total Repurchase Agreements
(cost $6,087,229) 6,087,229
Total Investments
(cost $531,013,614) — 99.1% 636,249,489
Other assets in excess of liabilities — 0.9% 6,069,279
NET ASSETS — 100.0%
$ 642,318,768
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $26,813,727, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,600,000 and $6,087,229,
respectively, and by $20,361,212 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/31/2026 - 5/15/2056, a total value of $28,048,441.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $7,687,229.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT GQG US Quality Equity Fund
Common Stocks 95 .5%
Shares Value ($)
Banks 2 .0%
Bank of America Corp. 30,120 1,716,238
Beverages 3 .4%
Coca-Cola Co. (The) 35,418 2,878,421
Biotechnology 1 .9%
AbbVie, Inc. 6,640 1,670,890
Capital Markets 2 .0%
State Street Corp. 9,880 1,675,648
Diversified Telecommunication Services 8 .0%
AT&T, Inc. 161,039 3,333,507
Verizon Communications, Inc. 83,102 3,518,539
6,852,046
Electric Utilities 10 .6%
American Electric Power Co.,
Inc.(a) 12,628 1,727,637
Duke Energy Corp. 11,620 1,470,859
Exelon Corp. 46,606 2,172,772
NextEra Energy, Inc. 17,171 1,507,099
Xcel Energy, Inc. 28,323 2,274,337
9,152,704
Food Products 1 .5%
Hershey Co. (The)(a) 7,131 1,251,134
Gas Utilities 2 .1%
Atmos Energy Corp. 10,554 1,818,138
Health Care Equipment & Supplies 1 .1%
Intuitive Surgical, Inc.* 2,362 939,320
Health Care Providers & Services 6 .8%
Cigna Group (The) 13,395 3,692,734
CVS Health Corp. 21,070 2,179,691
5,872,425
Hotels, Restaurants & Leisure 1 .7%
McDonald's Corp. 5,284 1,428,318
Insurance 14 .6%
Allstate Corp. (The) 14,626 3,480,110
Cincinnati Financial Corp. 10,199 1,888,243
Old Republic International
Corp.(a) 15,976 653,738
Progressive Corp. (The) 16,093 3,515,516
RenaissanceRe Holdings Ltd. 5,237 1,659,605
Travelers Cos., Inc. (The) 4,123 1,361,085
12,558,297
Interactive Media & Services 1 .2%
Meta Platforms, Inc., Class A 1,871 1,053,916
Multi-Utilities 1 .7%
CenterPoint Energy, Inc.(a) 33,900 1,492,956
Oil, Gas & Consumable Fuels 12 .5%
BP plc, ADR(a) 28,833 1,065,380
Chevron Corp. 8,632 1,430,840
Devon Energy Corp. 31,479 1,300,712
Diamondback Energy, Inc. 5,058 889,095
Exxon Mobil Corp. 44,306 6,057,516
10,743,543
Pharmaceuticals 3 .4%
Novartis AG, ADR 18,685 2,928,313
Semiconductors & Semiconductor Equipment 2 .0%
NVIDIA Corp. 8,734 1,747,586
Common Stocks
Shares Value ($)
Software 0 .9%
Microsoft Corp. 1,959 730,746
Technology Hardware, Storage & Peripherals 3 .0%
Apple, Inc. 3,750 1,085,100
Dell Technologies, Inc., Class
C 3,505 1,512,267
2,597,367
Tobacco 11 .8%
Altria Group, Inc. 69,887 5,028,369
Philip Morris International, Inc. 28,181 5,098,225
10,126,594
Water Utilities 3 .3%
American Water Works Co.,
Inc. 21,723 2,858,312
Total Common Stocks
(cost $78,560,260) 82,092,912
Repurchase Agreement 0 .9%
Principal
Amount ($)
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $764,225,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$779,510.(b)(c) 764,148 764,148
Total Repurchase Agreement
(cost $764,148) 764,148
Total Investments
(cost $79,324,408) — 96.4% 82,857,060
Other assets in excess of liabilities — 3.6% 3,115,848
NET ASSETS — 100.0%
$ 85,972,908

NVIT GQG US Quality Equity Fund - June 30, 2026 (Unaudited) - Statement of Investments - 9
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2026. The total value of securities on loan as of June 30,
2026 was $6,756,322, which was collateralized by cash used
to purchase repurchase agreements with a total value of
$764,148 and by $6,253,441 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 6.13%, and maturity dates ranging from 8/31/2026 -
8/15/2054, a total value of $7,017,589.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $764,148.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Invesco Small Cap Growth Fund
Common Stocks 97 .0%
Shares Value ($)
Aerospace & Defense 6 .0%
Arxis, Inc., Class A* 20,440 943,102
ATI, Inc.* 18,395 3,625,654
Curtiss-Wright Corp. 4,628 3,506,913
Embraer SA, ADR-BR 43,191 2,755,586
Mercury Systems, Inc.* 48,252 5,902,667
VSE Corp.(a) 19,705 4,502,593
21,236,515
Automobile Components 1 .2%
Garrett Motion, Inc. 114,301 4,141,125
Banks 1 .6%
Ameris Bancorp(a) 42,021 3,792,816
Texas Capital Bancshares, Inc. 19,039 1,965,967
5,758,783
Biotechnology 8 .4%
Arrowhead Pharmaceuticals,
Inc.* 22,623 1,844,001
Bridgebio Pharma, Inc.* 56,495 4,207,747
Cogent Biosciences, Inc.* 31,844 1,232,363
Halozyme Therapeutics, Inc.* 53,869 4,216,327
Madrigal Pharmaceuticals,
Inc.* 5,119 2,748,647
Mirum Pharmaceuticals, Inc.* 20,766 2,431,076
Praxis Precision Medicines,
Inc.*(a) 5,361 1,794,809
Protagonist Therapeutics,
Inc.*(a) 34,797 4,265,416
Rhythm Pharmaceuticals,
Inc.*(a) 15,328 1,701,868
Twist Bioscience Corp.* 35,319 3,633,619
Xenon Pharmaceuticals, Inc.* 27,996 1,689,838
29,765,711
Building Products 2 .4%
AZZ, Inc. 19,113 2,963,471
Modine Manufacturing Co.* 21,401 5,714,495
8,677,966
Capital Markets 4 .1%
Acadian Asset Management,
Inc.(a) 20,521 1,467,662
Evercore, Inc., Class A 13,747 4,693,776
Marex Group plc 49,686 3,028,362
Piper Sandler Cos. 33,526 2,425,271
WisdomTree, Inc.(a) 166,176 2,815,021
14,430,092
Chemicals 1 .8%
Element Solutions, Inc. 102,105 4,875,514
Perimeter Solutions, Inc.* 47,376 1,688,954
6,564,468
Communications Equipment 1 .5%
Viavi Solutions, Inc.* 112,909 5,391,405
Construction & Engineering 6 .0%
Argan, Inc.(a) 6,435 5,138,669
Construction Partners, Inc.,
Class A*(a) 21,075 2,503,078
Everus Construction Group,
Inc.* 33,800 5,609,110
Legence Corp., Class A* 35,318 3,010,153
Sterling Infrastructure, Inc.* 6,138 5,151,992
21,413,002
Common Stocks
Shares Value ($)
Consumer Finance 2 .1%
Dave, Inc.*(a) 5,501 2,049,617
Enova International, Inc.*(a) 22,682 5,460,238
7,509,855
Electrical Equipment 2 .5%
Forgent Power Solutions, Inc.,
Class A* 92,159 5,148,002
Powell Industries, Inc. 13,399 3,836,937
8,984,939
Electronic Equipment, Instruments & Components 9 .2%
Advanced Energy Industries,
Inc. 8,551 3,188,412
Cognex Corp. 75,233 5,448,374
Fabrinet* 10,402 5,846,756
Littelfuse, Inc. 9,569 4,357,053
Sanmina Corp.* 24,163 6,115,172
TTM Technologies, Inc.* 41,916 7,839,130
32,794,897
Energy Equipment & Services 1 .4%
Archrock, Inc. 86,032 3,502,363
Liberty Energy, Inc., Class A 59,743 1,564,669
5,067,032
Entertainment 0 .3%
Sphere Entertainment Co.*(a) 5,543 959,105
Ground Transportation 2 .5%
ArcBest Corp. 19,305 2,771,040
Knight-Swift Transportation
Holdings, Inc., Class A 79,698 6,206,083
8,977,123
Health Care Equipment & Supplies 0 .9%
Glaukos Corp.*(a) 13,380 1,869,989
LeMaitre Vascular, Inc. 12,313 1,181,555
3,051,544
Health Care Providers & Services 7 .3%
Alignment Healthcare, Inc.* 157,500 3,750,075
Billiontoone, Inc., Class A*(a) 20,326 2,438,713
BrightSpring Health Services,
Inc.*(a) 130,552 9,104,697
Encompass Health Corp. 7,800 788,424
GMR Solutions, Inc., Class A* 53,631 829,135
Guardant Health, Inc.* 45,456 6,819,764
RadNet, Inc.*(a) 33,744 2,080,992
25,811,800
Health Care Technology 0 .4%
HeartFlow, Inc.* 47,948 1,406,794
Hotels, Restaurants & Leisure 0 .9%
Life Time Group Holdings,
Inc.* 18,274 746,310
Rush Street Interactive, Inc.* 85,333 2,537,804
3,284,114
Independent Power and Renewable Electricity Producers
0 .4%
Fervo Energy Co., Class A* 47,808 1,397,428
Industrials 0 .0%
†
Dpc Holdings Ltd.*(a) 3,996 196,044
IT Services 0 .7%
DigitalOcean Holdings, Inc.*(a) 14,868 2,334,722

NVIT Invesco Small Cap Growth Fund - June 30, 2026 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 0 .8%
Repligen Corp.* 20,483 2,794,701
Machinery 5 .4%
Atmus Filtration Technologies,
Inc. 36,229 1,847,317
CECO Environmental Corp.* 18,318 1,662,175
Enpro, Inc. 6,528 2,460,599
ESCO Technologies, Inc. 18,932 6,626,957
Helios Technologies, Inc. 29,346 2,619,130
SPX Technologies, Inc.* 16,827 4,125,476
19,341,654
Marine Transportation 0 .7%
Kirby Corp.* 17,434 2,370,501
Metals & Mining 1 .9%
Century Aluminum Co.* 59,186 2,723,148
ERO Copper Corp.* 79,618 2,129,781
MP Materials Corp.*(a) 31,187 1,746,784
6,599,713
Oil, Gas & Consumable Fuels 2 .6%
Chord Energy Corp. 38,291 4,376,661
Golar LNG Ltd. 44,769 2,231,287
Par Pacific Holdings, Inc.* 25,012 1,402,673
SM Energy Co. 51,865 1,353,677
9,364,298
Pharmaceuticals 3 .4%
Axsome Therapeutics, Inc.* 20,111 4,922,569
Ligand Pharmaceuticals,
Inc.*(a) 22,308 7,051,336
11,973,905
Professional Services 0 .4%
Planet Labs PBC*(a) 42,175 1,397,258
Semiconductors & Semiconductor Equipment 14 .4%
Allegro MicroSystems, Inc.*(a) 105,034 7,312,467
Lattice Semiconductor Corp.* 51,018 7,803,713
MACOM Technology Solutions
Holdings, Inc.* 9,946 3,783,160
MKS, Inc. 19,404 8,630,899
Nova Ltd.*(a) 11,511 6,249,782
Onto Innovation, Inc.* 18,753 7,097,073
Silicon Motion Technology
Corp., ADR-TW 8,884 2,961,304
SiTime Corp.* 7,758 5,784,055
Tower Semiconductor Ltd.* 6,507 1,695,984
51,318,437
Software 2 .9%
JFrog Ltd.* 57,426 5,218,875
Terawulf, Inc.*(a) 200,579 4,954,301
10,173,176
Specialty Retail 1 .6%
Boot Barn Holdings, Inc.*(a) 9,956 1,635,472
Five Below, Inc.* 21,947 3,945,851
5,581,323
Textiles, Apparel & Luxury Goods 0 .5%
Gildan Activewear, Inc., Class
A 37,173 1,918,127
Trading Companies & Distributors 0 .8%
Applied Industrial
Technologies, Inc. 2,565 867,355
Common Stocks
Shares Value ($)
Trading Companies & Distributors
Xometry, Inc., Class A*(a) 20,136 1,943,526
2,810,881
Total Common Stocks
(cost $230,767,885) 344,798,438
Short-Term Investments 0 .4%
Money Market Funds 0.4%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 400,000 400,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 400,000 400,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 400,000 400,000
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(b)(c) 200,000 200,000
Total Short-Term Investments
(cost $1,400,000) 1,400,000
Repurchase Agreement 1 .2%
Principal
Amount ($)
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $4,256,834,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$4,341,971.(c)(d) 4,256,405 4,256,405
Total Repurchase Agreement
(cost $4,256,405) 4,256,405
Total Investments
(cost $236,424,290) — 98.6% 350,454,843
Other assets in excess of liabilities — 1.4% 4,839,824
NET ASSETS — 100.0%
$ 355,294,667

12 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Invesco Small Cap Growth Fund
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $61,920,696, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,400,000 and $4,256,405,
respectively, and by $57,453,070 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.25%, and maturity dates ranging from
7/9/2026 - 5/15/2056, a total value of $63,109,475.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $5,656,405.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
BR Brazil
TW Taiwan

NVIT Jacobs Levy Large Cap Core Fund - June 30, 2026 (Unaudited) - Statement of Investments - 13
Common Stocks 99 .7%
Shares Value ($)
Aerospace & Defense 1 .9%
Huntington Ingalls Industries,
Inc. 6,147 1,720,484
Lockheed Martin Corp. 6,334 3,226,919
4,947,403
Automobile Components 0 .2%
Autoliv, Inc.(a) 3,836 445,628
Automobiles 1 .6%
General Motors Co. 52,446 4,042,538
Banks 4 .0%
Citigroup, Inc. 35,829 5,014,627
Wells Fargo & Co. 56,671 4,683,291
Western Alliance Bancorp 3,768 309,730
Zions Bancorp NA 6,372 440,879
10,448,527
Biotechnology 2 .0%
Incyte Corp.* 17,761 2,013,387
Neurocrine Biosciences, Inc.* 5,688 958,627
Regeneron Pharmaceuticals,
Inc. 3,380 2,107,565
5,079,579
Broadline Retail 2 .8%
Amazon.com, Inc.* 20,219 4,818,997
Coupang, Inc.* 35,912 623,791
eBay, Inc. 17,167 1,918,412
7,361,200
Building Products 0 .4%
A O Smith Corp.(a) 15,474 970,529
Capital Markets 7 .3%
Bank of New York Mellon
Corp. (The) 34,342 4,966,197
Charles Schwab Corp. (The) 30,790 2,840,993
Interactive Brokers Group,
Inc., Class A 32,000 2,785,280
Northern Trust Corp. 21,068 3,662,461
State Street Corp. 11,812 2,003,315
Stifel Financial Corp. 18,029 1,257,884
StoneX Group, Inc.* 10,580 1,253,730
18,769,860
Chemicals 0 .7%
Albemarle Corp. 5,464 737,804
Dow, Inc. 23,939 654,971
Solstice Advanced Materials,
Inc. 2,120 187,832
Westlake Corp. 5,204 379,892
1,960,499
Construction & Engineering 1 .7%
Comfort Systems USA, Inc. 965 1,912,582
EMCOR Group, Inc. 2,484 2,061,422
Fluor Corp.*(a) 9,281 486,231
4,460,235
Consumer Finance 0 .3%
Ally Financial, Inc. 17,856 820,483
Consumer Staples Distribution & Retail 3 .2%
Costco Wholesale Corp. 2,372 2,218,935
Dollar General Corp. 272 31,310
Maplebear, Inc.* 26,812 1,269,548
Sysco Corp. 20,034 1,674,442
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Target Corp. 24,423 3,189,888
8,384,123
Distributors 0 .2%
Pool Corp. 2,220 477,078
Electrical Equipment 0 .3%
Powell Industries, Inc.(a) 2,380 681,537
Financial Services 0 .1%
Chime Financial, Inc., Class A* 12,551 257,044
Food Products 1 .9%
Archer-Daniels-Midland Co.(a) 25,794 1,970,662
Darling Ingredients, Inc.* 8,858 483,824
Lamb Weston Holdings, Inc.(a) 12,431 536,770
Smithfield Foods, Inc. 12,730 308,830
Tyson Foods, Inc., Class A 27,832 1,593,382
4,893,468
Gas Utilities 0 .3%
Southwest Gas Holdings, Inc. 9,071 804,416
Ground Transportation 1 .7%
JB Hunt Transport Services,
Inc. 5,747 1,663,354
Landstar System, Inc. 9,276 1,918,370
Ryder System, Inc. 1,876 494,832
U-Haul Holding Co.*(a) 7,072 462,792
4,539,348
Health Care Equipment & Supplies 2 .7%
Align Technology, Inc.* 8,158 1,375,928
Edwards Lifesciences Corp.* 42,651 3,858,210
GE HealthCare Technologies,
Inc. 24,443 1,564,596
Lantheus Holdings, Inc.* 2,608 289,332
7,088,066
Health Care Providers & Services 2 .0%
Centene Corp.* 24,335 1,562,064
McKesson Corp. 4,449 3,361,664
Molina Healthcare, Inc.* 768 175,642
5,099,370
Health Care REITs 0 .5%
Alexandria Real Estate
Equities, Inc. 22,561 1,192,349
Hotels, Restaurants & Leisure 3 .5%
Airbnb, Inc., Class A* 6,820 975,942
Booking Holdings, Inc. 25,725 4,585,224
Domino's Pizza, Inc.(a) 2,760 817,070
DraftKings, Inc., Class A* 19,418 490,499
Las Vegas Sands Corp. 27,241 1,258,262
Starbucks Corp.(a) 8,840 903,359
9,030,356
Household Products 0 .4%
Clorox Co. (The) 12,056 1,150,625
Independent Power and Renewable Electricity Producers
0 .1%
Vistra Corp. 1,124 178,300
Industrial Conglomerates 0 .9%
3M Co. 14,361 2,325,190
Insurance 2 .3%
Everest Group Ltd. 3,418 1,221,012

14 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks
Shares Value ($)
Insurance
MetLife, Inc. 20,598 1,742,797
Oscar Health, Inc., Class A* 22,595 644,409
Prudential Financial, Inc. 14,906 1,608,805
Reinsurance Group of
America, Inc. 3,202 680,905
5,897,928
Interactive Media & Services 8 .0%
Alphabet, Inc., Class C 53,276 18,824,009
Match Group, Inc. 33,603 1,278,594
Pinterest, Inc., Class A* 13,499 283,884
Snap, Inc., Class A*(a) 66,198 293,919
20,680,406
IT Services 1 .3%
VeriSign, Inc. 12,992 3,268,268
Life Sciences Tools & Services 0 .9%
West Pharmaceutical
Services, Inc. 6,303 2,262,777
Machinery 0 .8%
Cummins, Inc. 3,068 2,188,128
Multi-Utilities 0 .6%
Public Service Enterprise
Group, Inc. 20,166 1,636,673
Oil, Gas & Consumable Fuels 3 .2%
Chevron Corp. 20,648 3,422,613
Phillips 66 13,483 2,279,301
Valero Energy Corp. 9,689 2,523,403
8,225,317
Passenger Airlines 1 .0%
American Airlines Group, Inc.* 54,682 988,104
Southwest Airlines Co. 29,903 1,537,612
2,525,716
Personal Care Products 0 .3%
Estee Lauder Cos., Inc. (The),
Class A 10,268 810,659
Pharmaceuticals 0 .1%
Corcept Therapeutics, Inc.* 2,250 195,637
Real Estate Management & Development 0 .3%
CoStar Group, Inc.* 28,592 809,725
Residential REITs 0 .4%
Camden Property Trust 8,599 984,500
Semiconductors & Semiconductor Equipment 18 .4%
Broadcom, Inc. 6,678 2,522,615
Cirrus Logic, Inc.* 1,661 246,708
First Solar, Inc.* 2,220 523,831
KLA Corp. 21,009 6,338,625
Lam Research Corp. 11,640 5,043,961
Micron Technology, Inc. 8,338 9,624,470
NVIDIA Corp. 112,788 22,567,751
Qnity Electronics, Inc. 3,932 642,135
47,510,096
Software 10 .9%
Adobe, Inc.* 11,401 2,337,433
Atlassian Corp., Class A* 7,418 577,046
Crowdstrike Holdings, Inc.,
Class A* 4,551 3,473,050
Docusign, Inc., Class A* 7,071 314,094
Common Stocks
Shares Value ($)
Software
Dropbox, Inc., Class A* 60,424 1,659,847
Fortinet, Inc.* 29,718 4,565,279
Intuit, Inc. 7,646 1,995,606
Manhattan Associates, Inc.* 7,459 1,038,666
Microsoft Corp. 18,213 6,793,813
Nutanix, Inc., Class A* 9,442 481,164
Palantir Technologies, Inc.,
Class A* 4,511 526,299
Pegasystems, Inc.(a) 9,548 286,154
Synopsys, Inc.* 6,130 2,734,409
Workday, Inc., Class A* 9,741 1,192,493
Zscaler, Inc.* 1,192 168,251
28,143,604
Specialty Retail 3 .2%
AutoZone, Inc.* 457 1,460,545
Best Buy Co., Inc. 21,412 1,624,743
Carvana Co., Class A*(a) 8,575 564,406
Five Below, Inc.* 1,504 270,404
Lowe's Cos., Inc. 9,228 2,034,682
Tractor Supply Co. 44,925 1,420,079
Williams-Sonoma, Inc. 3,458 806,060
8,180,919
Technology Hardware, Storage & Peripherals 6 .3%
Apple, Inc. 40,615 11,752,356
Sandisk Corp.* 1,982 4,506,533
16,258,889
Textiles, Apparel & Luxury Goods 0 .7%
Deckers Outdoor Corp.* 10,122 1,005,013
Lululemon Athletica, Inc.* 6,693 764,207
1,769,220
Trading Companies & Distributors 0 .3%
Core & Main, Inc., Class A* 16,180 780,685
Total Common Stocks
(cost $182,643,479) 257,536,898
Short-Term Investments 0 .1%
Money Market Funds 0.1%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 100,000 100,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 100,000 100,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 100,000 100,000
Total Short-Term Investments
(cost $300,000) 300,000

NVIT Jacobs Levy Large Cap Core Fund - June 30, 2026 (Unaudited) - Statement of Investments - 15
Repurchase Agreement 0 .9%
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $2,196,011,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$2,239,932.(c)(d) 2,195,790 2,195,790
Total Repurchase Agreement
(cost $2,195,790) 2,195,790
Total Investments
(cost $185,139,269) — 100.7% 260,032,688
Liabilities in excess of other assets — (0.7)% (1,722,813)
NET ASSETS — 100.0%
$ 258,309,875
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $6,318,183, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $300,000 and $2,195,790,
respectively, and by $3,999,276 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 5.25%, and maturity dates ranging from
8/13/2026 - 5/15/2056, a total value of $6,495,066.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $2,495,790.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks 95 .8%
Shares Value ($)
Automobiles 1 .5%
Tesla, Inc.* 19,657 8,267,734
Banks 3 .1%
NU Holdings Ltd., Class A* 512,782 6,850,768
Popular, Inc. 51,936 8,526,852
Western Alliance Bancorp 23,833 1,959,073
17,336,693
Biotechnology 3 .7%
Halozyme Therapeutics, Inc.* 46,833 3,665,619
Natera, Inc.* 23,727 6,440,694
Neurocrine Biosciences, Inc.* 32,651 5,502,836
Ultragenyx Pharmaceutical,
Inc.* 157,008 5,242,497
20,851,646
Broadline Retail 4 .6%
Amazon.com, Inc.* 48,125 11,470,113
Coupang, Inc.* 207,851 3,610,372
eBay, Inc. 60,454 6,755,735
Etsy, Inc.*(a) 14,167 1,067,200
MercadoLibre, Inc.* 1,398 2,372,951
Pattern Group, Inc., Class
A*(a) 22,450 565,515
25,841,886
Capital Markets 3 .0%
Bank of New York Mellon
Corp. (The) 48,568 7,023,418
Interactive Brokers Group,
Inc., Class A 90,896 7,911,588
Piper Sandler Cos. 25,122 1,817,326
16,752,332
Chemicals 0 .4%
Solstice Advanced Materials,
Inc. 24,751 2,192,938
Construction & Engineering 5 .6%
Argan, Inc.(a) 11,181 8,928,588
Comfort Systems USA, Inc. 4,821 9,554,981
EMCOR Group, Inc. 9,122 7,570,165
Legence Corp., Class A* 26,347 2,245,555
Sterling Infrastructure, Inc.* 837 702,544
Tutor Perini Corp. 28,640 2,376,261
31,378,094
Consumer Finance 1 .2%
Ally Financial, Inc. 147,379 6,772,065
Consumer Staples Distribution & Retail 0 .2%
Casey's General Stores, Inc. 1,216 966,465
Electrical Equipment 1 .4%
Powell Industries, Inc.(a) 19,724 5,648,165
Vicor Corp.*(a) 6,162 2,340,204
7,988,369
Electronic Equipment, Instruments & Components 1 .1%
Jabil, Inc. 15,876 6,119,880
Entertainment 1 .4%
ROBLOX Corp., Class A* 91,630 4,982,840
Spotify Technology SA* 6,887 3,162,028
8,144,868
Ground Transportation 0 .3%
U-Haul Holding Co.*(a) 27,622 1,807,584
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 0 .3%
Lantheus Holdings, Inc.* 15,081 1,673,086
Health Care Providers & Services 1 .2%
Centene Corp.* 103,068 6,615,935
Hotels, Restaurants & Leisure 5 .3%
Booking Holdings, Inc. 61,960 11,043,750
Domino's Pizza, Inc.(a) 14,333 4,243,141
DraftKings, Inc., Class A* 179,795 4,541,622
Las Vegas Sands Corp. 77,199 3,565,822
Viking Holdings Ltd.*(a) 61,916 6,480,748
29,875,083
Household Durables 0 .8%
Installed Building Products,
Inc.(a) 19,211 4,415,456
Household Products 0 .5%
WD-40 Co. 12,584 3,065,966
Independent Power and Renewable Electricity Producers
1 .2%
Vistra Corp. 41,832 6,635,810
Industrial Conglomerates 0 .4%
3M Co. 15,389 2,491,633
Insurance 1 .8%
Everest Group Ltd. 12,640 4,515,387
Neptune Insurance Holdings,
Inc., Class A*(a) 34,409 1,083,883
Oscar Health, Inc., Class A* 149,986 4,277,601
9,876,871
Interactive Media & Services 9 .8%
Alphabet, Inc., Class C 131,344 46,407,775
Cargurus, Inc., Class A* 25,667 874,988
Meta Platforms, Inc., Class A 10,348 5,828,925
Reddit, Inc., Class A* 10,920 1,895,494
55,007,182
IT Services 1 .7%
Cloudflare, Inc., Class A* 29,873 7,327,249
Kyndryl Holdings, Inc.* 185,010 2,092,463
9,419,712
Leisure Products 1 .0%
Polaris, Inc.(a) 80,771 5,527,967
Life Sciences Tools & Services 0 .1%
10X Genomics, Inc., Class
A*(a) 14,020 537,527
Machinery 0 .1%
Franklin Electric Co., Inc. 3,748 401,748
Media 0 .7%
Trade Desk, Inc. (The), Class
A* 207,272 3,747,478
Metals & Mining 0 .4%
Anglogold Ashanti plc 27,120 2,193,737
Passenger Airlines 2 .2%
American Airlines Group, Inc.* 405,735 7,331,632
Southwest Airlines Co. 92,451 4,753,830
12,085,462
Pharmaceuticals 1 .9%
Corcept Therapeutics, Inc.*(a) 41,461 3,605,034
Eli Lilly & Co. 4,224 5,066,392

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2026 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
Pharmaceuticals
Liquidia Corp.*(a) 28,155 2,244,798
10,916,224
Semiconductors & Semiconductor Equipment 19 .5%
Broadcom, Inc. 49,581 18,729,223
First Solar, Inc.* 12,676 2,991,029
KLA Corp. 55,532 16,754,560
Kulicke & Soffa Industries, Inc. 51,331 6,866,034
Lam Research Corp. 42,483 18,409,158
Micron Technology, Inc. 3,300 3,809,157
NVIDIA Corp. 195,708 39,159,214
SolarEdge Technologies,
Inc.*(a) 44,827 2,619,690
109,338,065
Software 12 .8%
Adobe, Inc.* 26,651 5,463,988
Atlassian Corp., Class A* 31,512 2,451,319
Clear Secure, Inc., Class A 65,806 3,667,368
Commvault Systems, Inc.*(a) 17,215 2,439,882
Crowdstrike Holdings, Inc.,
Class A* 16,429 12,537,627
Docusign, Inc., Class A* 58,646 2,605,055
Dropbox, Inc., Class A* 205,437 5,643,355
Fortinet, Inc.* 73,013 11,216,257
InterDigital, Inc.(a) 6,492 1,838,080
Microsoft Corp. 32,097 11,972,823
SentinelOne, Inc., Class A* 219,564 3,726,001
Varonis Systems, Inc., Class
B* 111,548 4,680,554
Zscaler, Inc.* 25,761 3,636,165
71,878,474
Specialty Retail 2 .0%
Carvana Co., Class A*(a) 23,895 1,572,769
RH*(a) 15,494 2,552,327
Williams-Sonoma, Inc. 29,612 6,902,557
11,027,653
Technology Hardware, Storage & Peripherals 3 .1%
Apple, Inc. 26,827 7,762,661
Sandisk Corp.* 2,921 6,641,565
Western Digital Corp. 4,387 2,802,065
17,206,291
Textiles, Apparel & Luxury Goods 1 .2%
Deckers Outdoor Corp.* 68,433 6,794,712
Trading Companies & Distributors 0 .3%
DXP Enterprises, Inc.* 10,763 1,816,149
Total Common Stocks
(cost $391,459,262) 536,968,775
Short-Term Investments 0 .3%
Money Market Funds 0.3%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 400,000 400,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 400,000 400,000
Short-Term Investments
Shares Value ($)
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 400,000 400,000
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(b)(c) 200,000 200,000
Total Short-Term Investments
(cost $1,400,000) 1,400,000
Repurchase Agreements 1 .1%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $3,000,303,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
10/31/2030 - 5/15/2056;
total market value
$3,060,000.(c)(d) 3,000,000 3,000,000
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $2,912,665,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$2,970,919.(c)(d) 2,912,372 2,912,372
Total Repurchase Agreements
(cost $5,912,372) 5,912,372
Total Investments
(cost $398,771,634) — 97.2% 544,281,147
Other assets in excess of liabilities — 2.8% 15,678,452
NET ASSETS — 100.0%
$ 559,959,599
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $25,856,216, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,400,000 and $5,912,372,
respectively, and by $18,905,901 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
7/15/2026 - 5/15/2056, a total value of $26,218,273.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $7,312,372.

18 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
OTC Total return swap contracts outstanding as of June 30, 2026 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
10X Genomics, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 3,071,877 95,345 95,345
Alignment
Healthcare, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,084,919 71,260 71,260
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 17,532,544 112,569 112,569
American Airlines
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 616,639 5,119 5,119
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 30,013,865 790,384 790,384
Applied Digital Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 242,898 3,061 3,061
Applied
Optoelectronics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 82,525 1,081 1,081
Bullish Increases in total
return of reference
entity
OBFR - 0.75% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,200,577 13,323 13,323
Cargurus, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 588,734 1,554 1,554
Celsius Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,312,447 22,860 22,860
CG oncology, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,154,563 43,550 43,550
Cipher Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 941,192 12,677 12,677
Coca-Cola Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,697,299 30,812 30,812
Construction
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,054,052 37,028 37,028
Disc Medicine, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,618,149 30,089 30,089
Domino's Pizza, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 418,136 5,584 5,584
Duolingo, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 860,120 7,553 7,553
EMCOR Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 296,267 5,523 5,523

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2026 (Unaudited) - Statement of Investments - 19
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Equitable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 150,831 68 68
Everpure, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 3,701,791 303,980 303,980
First Solar, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,506,839 33,572 33,572
Franklin Electric
Co., Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 225,742 3,580 3,580
FTI Consulting, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,905,540 3,581 3,581
Hasbro, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,697,968 60,434 60,434
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 57,974 1,561 1,561
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.62% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 366,642 4,268 4,268
Knife River Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 2,343,957 65,569 65,569
Kulicke & Soffa
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 1,707,786 61,764 61,764
Lantheus Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,116,278 13,684 13,684
Legence Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 69,377 3,769 3,769
Life360, Inc. Increases in total
return of reference
entity
OBFR - 0.62% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 2,616,867 104,939 104,939
Micron Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 25,957,674 202,617 202,617
Neptune Insurance
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 101,020 3,271 3,271
Netskope, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,109,010 45,111 45,111
Norwegian Cruise
Line Holdings Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 258,196 9,907 9,907
NuScale Power
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,879,391 43,097 43,097
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 47,262,810 1,266,853 1,266,853

20 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Pattern Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 888,502 26,101 26,101
Planet Fitness, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 4,131,864 46,728 46,728
Restaurant Brands
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,745,118 22,853 22,853
Revolution
Medicines, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 4,451,458 126,926 126,926
RH OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 836,005 7,765 7,765
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,908,684 1,404 1,404
Royal Caribbean
Cruises Ltd.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 3,255,063 24,589 24,589
Sable Offshore
Corp.
Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 61,055 77,111 77,111
Sandisk Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 5,200,021 510,779 510,779
ServisFirst
Bancshares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,620,403 7,658 7,658
SolarEdge
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,111,996 58,606 58,606
Southwest Airlines
Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 3,130,520 – –
StoneX Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,774,656 39,686 39,686
Tango Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 381,841 15,880 15,880
TG Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 2,291,877 32,539 32,539
Tutor Perini Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,781,702 37,575 37,575
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,065,275 86,460 86,460
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 1,817,359 28,982 28,982
Varonis Systems,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 4,459,257 185,980 185,980

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2026 (Unaudited) - Statement of Investments - 21
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Vera Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 260,807 1,459 1,459
Veracyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 2,025,304 50,348 50,348
Waste Management,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,757,026 6,061 6,061
Zscaler, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 1,464,149 36,824 36,824
– –
Total unrealized appreciation 4,953,311 4,953,311
– –
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 2,657,784 (176,867) (176,867)
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 8/31/2026 144,375 (4,085) (4,085)
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,268,055 (23,962) (23,962)
Avis Budget Group,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,498,848 (74,522) (74,522)
Bel Fuse, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,418,581 (90,893) (90,893)
Belden, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,758,240 (29,891) (29,891)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,853,050 (22,101) (22,101)
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 433,250 (9,094) (9,094)
Brady Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,860,189 (49,039) (49,039)
Brink's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 2,556,143 (8,308) (8,308)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,262,362 (90,500) (90,500)
Centrus Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.62% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,617,931 (73,442) (73,442)
Chefs' Warehouse,
Inc. (The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/29/2027 868,552 (7,321) (7,321)
Clear Secure, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 10/30/2026 517,337 (1,389) (1,389)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 2,787,325 (13,178) (13,178)

22 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Commvault
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,888,032 (49,924) (49,924)
Compass, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 2,294,453 (61,409) (61,409)
Corcept
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 5/28/2027 228,505 (2,470) (2,470)
Corning, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 4,394,376 (344) (344)
Coupang, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 3/31/2027 339,896 (4,109) (4,109)
CSW Industrials,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,813,056 (81,673) (81,673)
Dianthus
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,312,568 (24,237) (24,237)
Docusign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 2/26/2027 1,694,401 (23,650) (23,650)
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 2,743,054 (78,201) (78,201)
DraftKings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 11/30/2026 1,243,095 (26,574) (26,574)
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2026 3,474,527 (5,806) (5,806)
D-Wave Quantum,
Inc.
Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2026 330,846 (2,207) (2,207)
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 77,364 (205) (205)
Extreme Networks,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 641,541 (7,729) (7,729)
Fastly, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 687,215 (13,475) (13,475)
Firefly Aerospace,
Inc.
Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 413,540 (4,923) (4,923)
FTAI Aviation Ltd. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,076,467 (78,581) (78,581)
Garrett Motion, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 1,203,923 (10,464) (10,464)
Hims & Hers Health,
Inc.
Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,940,376 (71,638) (71,638)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2026 (Unaudited) - Statement of Investments - 23
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Intuitive Machines,
Inc.
Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 169,280 (3,324) (3,324)
Ivanhoe Electric,
Inc. / US
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,202,298 (30,026) (30,026)
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,696,031 (55,140) (55,140)
Kadant, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,891,230 (4,232) (4,232)
Keysight
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 229,646 (6,521) (6,521)
Knowles Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 1,587,771 (22,967) (22,967)
Kontoor Brands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,380,548 (75,777) (75,777)
Kymera
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2027 2,081,834 (97,129) (97,129)
Las Vegas Sands
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,512,690 (9,792) (9,792)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 3,537,061 (72,346) (72,346)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 2,943,153 (198,983) (198,983)
Mirion Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,007,901 (78,846) (78,846)
Navitas
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 251,507 (2,526) (2,526)
Ondas, Inc. Increases in total
return of reference
entity
OBFR - 7.12% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 209,996 (5,607) (5,607)
Oruka Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 1,039,066 (29,260) (29,260)
Oscar Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 1/29/2027 596,125 (19,439) (19,439)
OSI Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,145,551 (28,599) (28,599)
Pinnacle Financial
Partners, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,855,005 (3,396) (3,396)
Piper Sandler Cos. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,091,256 (3,171) (3,171)

24 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,625,285 (71,968) (71,968)
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 3,084,487 (119,538) (119,538)
Reddit, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 4/30/2027 2,096,846 (9,785) (9,785)
Rush Street
Interactive, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,243,170 (119,172) (119,172)
Samsara, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 3,008,466 (30,613) (30,613)
Sanmina Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2026 3,299,404 (165,179) (165,179)
Scholar Rock
Holding Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 319,000 (232) (232)
Sensient
Technologies Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,974,380 (122,538) (122,538)
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.87% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,622,999 (30,539) (30,539)
Solaris Energy
Infrastructure, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/28/2027 3,147,374 (51,167) (51,167)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,522,843 (61,267) (61,267)
Texas Pacific Land
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 3,352,858 (138,751) (138,751)
TTM Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 3,112,200 (3,661) (3,661)
Uniti Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2027 1,206,598 (7,364) (7,364)
USA Rare Earth, Inc. Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 265,434 (6,642) (6,642)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2027 1,343,233 (162,986) (162,986)
Valvoline, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/31/2027 2,756,136 (7,382) (7,382)
Viavi Solutions, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 989,905 (7,049) (7,049)
Victory Capital
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 1,739,622 (32,491) (32,491)

NVIT Jacobs Levy Large Cap Growth Fund - June 30, 2026 (Unaudited) - Statement of Investments - 25
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date
Notional
Amount
Unrealized
Appreciation
(Depreciation) ($) Value ($)
WD-40 Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 12/31/2026 636,388 (4,649) (4,649)
Western Alliance
Bancorp
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity
Monthly
JPMorgan Chase
Bank NA 6/30/2027 817,608 (2,573) (2,573)
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.50% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/26/2027 3,984,876 (24,794) (24,794)
Yum! Brands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/30/2027 2,854,620 (28,928) (28,928)
– –
Total unrealized depreciation (3,178,560) (3,178,560)
– –
Net unrealized appreciation 1,774,751 1,774,751
Financing Costs of Swap Contracts (6,045) (6,045)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts 1,768,706 1,768,706
OBFR Overnight Bank Funding Rate
As of June 30, 2026, the Fund had $14,510,000 segregated as collateral for swap contracts.
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
Overnight Bank Funding Rate (OBFR) 3.63%
The accompanying notes are an integral part of these financial statements.

26 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks 98 .4%
Shares Value ($)
AUSTRALIA 0 .0%
†
Capital Markets 0 .0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0 .5%
Banks 0 .4%
Bank of NT Butterfield & Son Ltd.
(The) 26,514 1,577,583
Insurance 0 .1%
Hamilton Insurance Group Ltd.,
Class B 13,780 467,693
2,045,276
BRAZIL 0 .9%
Aerospace & Defense 0 .3%
Embraer SA, ADR 24,449 1,559,846
Financial Services 0 .3%
Pagseguro Digital Ltd., Class A (a) 138,005 1,248,945
Metals & Mining 0 .3%
ERO Copper Corp. * 45,788 1,224,829
4,033,620
CAMEROON 0 .3%
Oil, Gas & Consumable Fuels 0 .3%
Golar LNG Ltd. 25,747 1,283,230
CANADA 0 .5%
Biotechnology 0 .2%
Xenon Pharmaceuticals, Inc. * 16,005 966,062
Oil, Gas & Consumable Fuels 0 .1%
Teekay Tankers Ltd., Class A 5,966 387,014
Textiles, Apparel & Luxury Goods 0 .2%
Gildan Activewear, Inc., Class A (a) 21,378 1,103,105
2,456,181
GERMANY 0 .0%
†
Chemicals 0 .0%
†
Orion SA 28,303 187,649
IRELAND 0 .1%
Biotechnology 0 .1%
Prothena Corp. plc * 58,890 576,533
ISRAEL 1 .0%
Media 0 .0%
†
Nexxen International Ltd. *(a) 16,252 146,756
Semiconductors & Semiconductor Equipment 1 .0%
Nova Ltd. *(a) 6,620 3,594,262
Tower Semiconductor Ltd. * 3,714 968,017
4,562,279
4,709,035
JAPAN 0 .9%
Semiconductors & Semiconductor Equipment 0 .9%
Allegro MicroSystems, Inc. *(a) 60,042 4,180,124
NORWAY 0 .1%
Oil, Gas & Consumable Fuels 0 .1%
SFL Corp. Ltd. 35,550 362,610
PUERTO RICO 1 .7%
Banks 1 .7%
First Bancorp 170,917 4,455,807
OFG Bancorp 61,143 3,000,287
7,456,094
Common Stocks
Shares Value ($)
SOUTH AFRICA 0 .1%
Metals & Mining 0 .1%
Caledonia Mining Corp. plc (a) 33,348 636,947
SWITZERLAND 0 .5%
Automobile Components 0 .5%
Garrett Motion, Inc. 65,437 2,370,783
TAIWAN 0 .4%
Semiconductors & Semiconductor Equipment 0 .4%
Silicon Motion Technology Corp.,
ADR 5,089 1,696,316
THAILAND 0 .7%
Electronic Equipment, Instruments & Components 0 .7%
Fabrinet * 5,979 3,360,676
UNITED KINGDOM 1 .0%
Capital Markets 0 .4%
Marex Group plc 28,574 1,741,585
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg. S *^∞ 94,500 0
Industrials 0 .0%
†
Dpc Holdings Ltd. *(a) 2,289 112,298
Insurance 0 .6%
Pelagos Insurance Capital Ltd. 102,363 2,492,540
4,346,423
UNITED STATES 89 .7%
Aerospace & Defense 2 .3%
Arxis, Inc., Class A * 11,755 542,376
ATI, Inc. * 10,479 2,065,411
Curtiss-Wright Corp. 2,636 1,997,455
Mercury Systems, Inc. *(a) 27,750 3,394,657
VSE Corp. (a) 11,277 2,576,795
10,576,694
Air Freight & Logistics 0 .0%
†
Radiant Logistics, Inc. * 18,440 174,442
Automobile Components 1 .6%
Adient plc * 8,350 153,473
Cooper-Standard Holdings, Inc. * 24,703 668,216
Dana, Inc. 119,269 3,245,309
Goodyear Tire & Rubber Co. (The)
*(a) 105,800 698,280
Lear Corp. (a) 9,086 1,218,069
Stoneridge, Inc. * 27,990 204,887
Strattec Security Corp. *(a) 11,548 940,585
7,128,819
Banks 7 .9%
1st Source Corp. 4,320 352,426
Ameris Bancorp 23,818 2,149,813
Avidbank Holdings, Inc. * 2,180 72,005
Banc of California, Inc. 103,106 2,106,456
Bank7 Corp. 2,940 143,913
BankUnited, Inc. 83,197 4,030,894
BayCom Corp. 6,628 218,061
BCB Bancorp, Inc. 17,300 185,456
BOK Financial Corp. (a) 3,380 469,414
Business First Bancshares, Inc. (a) 7,174 220,457
Byline Bancorp, Inc. 13,352 502,836
Capital City Bank Group, Inc. 6,687 330,472
Central Pacific Financial Corp. 23,426 894,873
Civista Bancshares, Inc. 4,023 113,529

NVIT Multi-Manager Small Company Fund - June 30, 2026 (Unaudited) - Statement of Investments - 27
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Community Trust Bancorp, Inc. 12,640 914,630
Eagle Bancorp Montana, Inc. 7,320 175,168
Enterprise Financial Services
Corp. 8,706 573,551
Equity Bancshares, Inc., Class A 920 45,071
FB Financial Corp. 6,919 382,967
First Bank 1,200 21,276
First Business Financial Services,
Inc. 2,511 158,620
First Community Corp. 7,260 237,257
First Financial Corp. 8,506 658,705
First Internet Bancorp 12,067 335,463
First Western Financial, Inc. * 3,200 102,752
Franklin Financial Services Corp. 2,060 128,956
FS Bancorp, Inc. 1,170 50,778
Great Southern Bancorp, Inc. (a) 1,834 143,804
Hanmi Financial Corp. 37,728 1,222,387
HBT Financial, Inc. (a) 9,648 308,640
Hilltop Holdings, Inc. 70,737 2,743,180
Home Bancorp, Inc. 1,500 102,780
HomeTrust Bancshares, Inc. 9,647 481,289
Hope Bancorp, Inc. 22,100 302,328
Independent Bank Corp. 16,000 577,120
Kearny Financial Corp. 63,291 598,733
Mercantile Bank Corp. 3,127 179,552
Meridian Corp. 15,895 318,377
Midland States Bancorp, Inc. 27,947 870,270
MVB Financial Corp. 603 17,493
National Bank Holdings Corp.,
Class A 3,719 165,235
Northeast Community Bancorp,
Inc. 1,660 46,048
Northpointe Bancshares, Inc. 12,450 238,791
OP Bancorp 980 14,690
Origin Bancorp, Inc. 3,880 198,462
PCB Bancorp 1,703 48,314
Peapack-Gladstone Financial
Corp. 13,318 630,341
Plumas Bancorp 1,739 101,627
Primis Financial Corp. 12,541 205,296
Prosperity Bancshares, Inc. 11,140 813,554
RBB Bancorp 15,467 424,028
Sierra Bancorp (a) 3,626 147,796
South Plains Financial, Inc. 5,592 240,931
Southern First Bancshares, Inc. * 405 24,746
Southside Bancshares, Inc. 1,100 38,709
Texas Capital Bancshares, Inc. 48,883 5,047,658
Third Coast Bancshares, Inc. *(a) 9,592 387,517
Tompkins Financial Corp. 5,267 497,837
Unity Bancorp, Inc. 6,548 384,302
Valley National Bancorp 97,301 1,425,460
WaFd, Inc. 960 36,835
Westamerica Bancorp 10,585 621,022
Western Alliance Bancorp 3,796 312,031
Zions Bancorp NA 5,345 369,821
35,862,803
Beverages 0 .0%
†
MGP Ingredients, Inc. 8,088 141,702
Biotechnology 5 .8%
Akebia Therapeutics, Inc. *(a) 358,293 408,454
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
Alector, Inc. * 149,514 300,523
Allogene Therapeutics, Inc. *(a) 304,265 632,871
Anika Therapeutics, Inc. * 22,292 326,132
Arcturus Therapeutics Holdings,
Inc. *(a) 34,728 233,372
Arrowhead Pharmaceuticals, Inc.
*(a) 13,003 1,059,875
Bridgebio Pharma, Inc. * 32,490 2,419,855
Caribou Biosciences, Inc. *(a) 51,874 91,298
Cogent Biosciences, Inc. * 18,314 708,752
Design Therapeutics, Inc. *(a) 28,150 407,331
Entrada Therapeutics, Inc. *(a) 46,752 344,095
Foghorn Therapeutics, Inc. * 13,298 64,894
Halozyme Therapeutics, Inc. * 30,980 2,424,805
Intellia Therapeutics, Inc. *(a) 75,307 1,274,194
Ironwood Pharmaceuticals, Inc.,
Class A * 65,247 274,690
Keros Therapeutics, Inc. *(a) 58,566 626,656
Kura Oncology, Inc. * 128,203 1,406,387
Madrigal Pharmaceuticals, Inc. * 2,944 1,580,781
MeiraGTx Holdings plc *(a) 37,558 507,409
Mirum Pharmaceuticals, Inc. * 11,875 1,390,206
Myriad Genetics, Inc. * 161,193 920,412
Nkarta, Inc. * 4,200 11,886
Organogenesis Holdings, Inc.,
Class A *(a) 58,608 142,417
PMV Pharmaceuticals, Inc. * 7,891 10,574
Praxis Precision Medicines, Inc.
*(a) 3,051 1,021,444
Protagonist Therapeutics, Inc. * 20,011 2,452,947
Protara Therapeutics, Inc. * 30,200 115,364
Rezolute, Inc. * 64,100 333,320
Rhythm Pharmaceuticals, Inc. *(a) 8,826 979,951
Rocket Pharmaceuticals, Inc. *(a) 161,966 553,924
Sana Biotechnology, Inc. *(a) 89,400 312,006
TScan Therapeutics, Inc. * 44,500 43,614
Twist Bioscience Corp. * 20,312 2,089,699
Tyra Biosciences, Inc. *(a) 4,985 159,221
Upstream Bio, Inc. * 5,900 40,828
Vanda Pharmaceuticals, Inc. *(a) 127,280 778,954
Viridian Therapeutics, Inc. * 4,100 75,317
26,524,458
Broadline Retail 0 .1%
1stdibs.com, Inc. * 18,425 90,283
Dillard's, Inc., Class A (a) 352 186,003
276,286
Building Products 1 .3%
Apogee Enterprises, Inc. 3,147 143,944
AZZ, Inc. 10,938 1,695,937
Insteel Industries, Inc. 21,739 656,518
Modine Manufacturing Co. * 12,308 3,286,482
5,782,881
Capital Markets 1 .6%
Acadian Asset Management, Inc.
(a) 11,744 839,931
Evercore, Inc., Class A 7,905 2,699,082
Piper Sandler Cos. 19,194 1,388,494
Silvercrest Asset Management
Group, Inc., Class A 700 7,077
StoneX Group, Inc. *(a) 5,593 662,771

28 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Capital Markets
WisdomTree, Inc. (a) 95,221 1,613,044
7,210,399
Chemicals 2 .0%
AdvanSix, Inc. 12,360 245,717
Alto Ingredients, Inc. * 24,210 137,997
Arq, Inc. * 32,028 81,671
Aspen Aerogels, Inc. * 155,113 983,416
Core Molding Technologies, Inc. * 7,241 170,888
Element Solutions, Inc. 57,552 2,748,107
FMC Corp. 122,381 1,407,381
Huntsman Corp. 53,859 571,983
Kronos Worldwide, Inc. (a) 41,551 263,018
Mativ Holdings, Inc. 86,028 651,232
Perimeter Solutions, Inc. * 27,114 966,614
Scotts Miracle-Gro Co. (The) (a) 6,023 410,227
Stepan Co. 3,030 168,832
8,807,083
Communications Equipment 1 .1%
Aviat Networks, Inc. * 9,310 206,682
Inseego Corp. * 2,000 20,660
NETGEAR, Inc. * 63,704 1,487,488
Ribbon Communications, Inc. * 82,425 192,875
Viavi Solutions, Inc. * 64,933 3,100,551
5,008,256
Construction & Engineering 4 .0%
Argan, Inc. (a) 3,700 2,954,635
Construction Partners, Inc., Class
A * 12,062 1,432,604
Everus Construction Group, Inc. * 19,128 3,174,292
Fluor Corp. * 53,088 2,781,280
Legence Corp., Class A * 51,007 4,347,327
Matrix Service Co. * 41,736 571,783
Sterling Infrastructure, Inc. * 3,514 2,949,511
18,211,432
Consumer Finance 3 .4%
Bread Financial Holdings, Inc. 39,459 4,275,382
Dave, Inc. *(a) 3,147 1,172,541
Enova International, Inc. *(a) 13,045 3,140,323
LendingTree, Inc. * 13,522 598,889
PRA Group, Inc. * 83,375 1,583,291
PROG Holdings, Inc. 59,793 2,786,952
Regional Management Corp. 10,613 437,256
World Acceptance Corp. * 6,681 1,495,408
15,490,042
Consumer Staples Distribution & Retail 0 .9%
Andersons, Inc. (The) 53,023 3,626,773
Maplebear, Inc. *(a) 11,677 552,906
4,179,679
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 153,083 725,613
Distributors 0 .4%
Gold.com, Inc. 40,177 1,671,765
Diversified Consumer Services 0 .0%
†
Phoenix Education Partners, Inc. 980 32,193
Diversified REITs 0 .2%
Alpine Income Property Trust, Inc. 12,802 265,770
CTO Realty Growth, Inc. 25,904 557,195
822,965
Diversified Telecommunication Services 0 .2%
ATN International, Inc. 3,231 85,589
Common Stocks
Shares Value ($)
UNITED STATES
Diversified Telecommunication Services
IDT Corp., Class B 12,928 751,893
837,482
Electric Utilities 0 .0%
†
Genie Energy Ltd., Class B 15,161 219,076
Electrical Equipment 1 .7%
Atkore, Inc. 30,790 2,341,272
Forgent Power Solutions, Inc.,
Class A * 53,000 2,960,579
Powell Industries, Inc. (a) 7,705 2,206,404
7,508,255
Electronic Equipment, Instruments & Components 4 .0%
Advanced Energy Industries, Inc. 4,899 1,826,690
Cognex Corp. 42,587 3,084,151
Littelfuse, Inc. 5,461 2,486,557
PC Connection, Inc. 10,926 797,489
Sanmina Corp. * 13,833 3,500,856
ScanSource, Inc. *(a) 28,024 1,459,770
SmartRent, Inc., Class A * 214,275 254,987
TTM Technologies, Inc. * 23,961 4,481,186
17,891,686
Energy Equipment & Services 1 .3%
Archrock, Inc. 49,477 2,014,210
DMC Global, Inc. * 27,705 160,966
Drilling Tools International Corp. * 30,184 58,255
Forum Energy Technologies, Inc. * 24,396 1,225,411
Liberty Energy, Inc., Class A (a) 34,202 895,750
National Energy Services Reunited
Corp. * 25,584 765,729
Oil States International, Inc. * 2,094 16,773
Ranger Energy Services, Inc.,
Class A 36,425 583,164
5,720,258
Entertainment 1 .5%
CuriosityStream, Inc. 12,000 31,920
Playtika Holding Corp. (a) 226,485 842,524
Sphere Entertainment Co. *(a) 34,225 5,921,952
6,796,396
Financial Services 0 .3%
Compass Diversified Holdings * 74,076 789,650
Finance of America Cos., Inc.,
Class A * 11,493 316,287
Jackson Financial, Inc., Class A 71 7,270
Paysafe Ltd. *(a) 60,576 452,503
1,565,710
Financials 0 .2%
Marqeta, Inc., Class A * 166,793 677,180
Food Products 0 .4%
Darling Ingredients, Inc. * 6,541 357,269
Dole plc 58,830 807,147
Hain Celestial Group, Inc. (The) * 237,359 132,969
Smithfield Foods, Inc. 18,333 444,759
1,742,144
Gas Utilities 0 .9%
Southwest Gas Holdings, Inc. 44,549 3,950,605
Ground Transportation 3 .5%
ArcBest Corp. 43,857 6,295,235
Covenant Logistics Group, Inc.,
Class A 22,356 987,688
Knight-Swift Transportation
Holdings, Inc., Class A 45,306 3,527,978

NVIT Multi-Manager Small Company Fund - June 30, 2026 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
UNITED STATES
Ground Transportation
Landstar System, Inc. 6,711 1,387,902
Lyft, Inc., Class A * 3,856 56,336
U-Haul Holding Co. * 4,310 282,046
Werner Enterprises, Inc. 75,041 3,272,538
15,809,723
Health Care Equipment & Supplies 1 .7%
Align Technology, Inc. * 2,620 441,889
AngioDynamics, Inc. * 6,011 78,203
Dentsply Sirona, Inc. 9,948 105,548
Embecta Corp. 45,450 148,167
Glaukos Corp. *(a) 7,551 1,055,328
Inogen, Inc. *(a) 47,221 304,575
Lantheus Holdings, Inc. * 1,938 215,002
LeMaitre Vascular, Inc. 7,090 680,356
Omnicell, Inc. *(a) 63,756 2,647,149
OraSure Technologies, Inc. * 116,069 517,668
Orthofix Medical, Inc. *(a) 46,768 427,460
RxSight, Inc. * 50,133 241,641
Varex Imaging Corp. * 56,242 586,604
7,449,590
Health Care Providers & Services 3 .7%
Alignment Healthcare, Inc. * 90,169 2,146,924
Billiontoone, Inc., Class A *(a) 11,448 1,373,531
BrightSpring Health Services, Inc.
*(a) 73,901 5,153,857
Encompass Health Corp. 4,468 451,625
Fulgent Genetics, Inc. * 68,061 1,396,612
GMR Solutions, Inc., Class A * 31,381 485,150
Guardant Health, Inc. * 26,141 3,921,934
Molina Healthcare, Inc. * 1,669 381,700
RadNet, Inc. *(a) 19,406 1,196,768
16,508,101
Health Care REITs 0 .5%
Community Healthcare Trust, Inc.
(a) 28,946 529,133
LTC Properties, Inc. 26,634 1,024,077
National Health Investors, Inc. (a) 9,130 696,254
2,249,464
Health Care Technology 0 .4%
Definitive Healthcare Corp., Class
A * 25,529 21,212
Evolent Health, Inc., Class A * 112,000 607,040
HealthStream, Inc. (a) 11,906 324,439
HeartFlow, Inc. * 27,575 809,050
1,761,741
Hotel & Resort REITs 1 .1%
Braemar Hotels & Resorts, Inc. 56,129 121,239
Chatham Lodging Trust 32,407 428,745
Summit Hotel Properties, Inc. (a) 146,892 1,029,713
Sunstone Hotel Investors, Inc. 128,510 1,471,440
Xenia Hotels & Resorts, Inc. 104,350 2,124,565
5,175,702
Hotels, Restaurants & Leisure 0 .5%
Bloomin' Brands, Inc. (a) 23,600 215,704
Life Time Group Holdings, Inc. * 10,431 426,002
Rush Street Interactive, Inc. * 48,821 1,451,937
2,093,643
Household Durables 0 .9%
Cricut, Inc., Class A (a) 102,589 450,366
Ethan Allen Interiors, Inc. (a) 40,186 897,755
Flexsteel Industries, Inc. 9,252 689,089
Common Stocks
Shares Value ($)
UNITED STATES
Household Durables
La-Z-Boy, Inc. 17,720 710,926
Lifetime Brands, Inc. 3,400 29,002
Sonos, Inc. * 78,646 1,064,081
3,841,219
Independent Power and Renewable Electricity Producers 0 .2%
Fervo Energy Co., Class A * 28,007 818,645
Industrial REITs 0 .1%
LXP Industrial Trust 6,867 369,994
Insurance 3 .2%
American Coastal Insurance Corp. 3,468 38,495
American Integrity Insurance
Group, Inc. 19,286 363,155
CNO Financial Group, Inc. 58,328 2,973,562
Donegal Group, Inc., Class A 18,794 354,455
Employers Holdings, Inc. 34,578 1,745,498
Genworth Financial, Inc., Class A * 25,215 238,786
Heritage Insurance Holdings, Inc. * 49,665 1,295,263
Hippo Holdings, Inc. * 9,452 267,114
James River Group Holdings, Inc. 46,324 203,826
Kemper Corp. 6,940 187,102
Mercury General Corp. 10,102 1,077,075
Octave Specialty Group, Inc. * 51,635 322,202
Oscar Health, Inc., Class A * 5,300 151,156
Reinsurance Group of America,
Inc. 10,733 2,282,373
Safety Insurance Group, Inc. 1,570 117,530
Selective Insurance Group, Inc. 5,840 566,538
Selectquote, Inc. * 5,587 4,699
SiriusPoint Ltd. *(a) 8,950 214,800
Slide Insurance Holdings, Inc. * 2,689 52,086
United Fire Group, Inc. 15,979 837,939
Universal Insurance Holdings, Inc. 29,401 1,216,025
14,509,679
Interactive Media & Services 0 .5%
Match Group, Inc. 13,208 502,564
Nextdoor Holdings, Inc. * 360,582 818,522
Pinterest, Inc., Class A * 15,338 322,558
Snap, Inc., Class A *(a) 22,137 98,288
ZipRecruiter, Inc., Class A * 118,791 445,466
2,187,398
IT Services 0 .7%
DigitalOcean Holdings, Inc. *(a) 8,391 1,317,638
Everforth, Inc. * 44,040 786,995
Grid Dynamics Holdings, Inc. * 43,023 244,371
Information Services Group, Inc. 32,767 134,672
Kyndryl Holdings, Inc. * 24,020 271,666
Unisys Corp. * 103,363 378,309
3,133,651
Leisure Products 1 .1%
Callaway Golf Co. * 206,357 3,877,448
Funko, Inc., Class A *(a) 100,533 591,134
Johnson Outdoors, Inc., Class A 13,192 607,360
MasterCraft Boat Holdings, Inc. * 129 3,331
5,079,273
Life Sciences Tools & Services 1 .6%
10X Genomics, Inc., Class A *(a) 88,129 3,378,866
Codexis, Inc. * 8,530 19,278
Fortrea Holdings, Inc. * 60,434 1,051,552
Maravai LifeSciences Holdings,
Inc., Class A * 158,334 988,004

30 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Life Sciences Tools & Services
MaxCyte, Inc. * 43,428 53,416
Repligen Corp. * 11,555 1,576,564
Standard BioTools, Inc. * 64,300 52,900
7,120,580
Machinery 3 .4%
Albany International Corp., Class A 17,842 1,329,229
Atmus Filtration Technologies, Inc. 20,835 1,062,377
CECO Environmental Corp. * 10,502 952,951
Enpro, Inc. 3,699 1,394,264
ESCO Technologies, Inc. 10,887 3,810,884
FreightCar America, Inc. * 2,500 24,350
Graco, Inc. 5,800 438,538
Helios Technologies, Inc. 16,795 1,498,954
Hyster-Yale, Inc. (a) 16,294 571,268
L B Foster Co., Class A * 671 30,309
Manitowoc Co., Inc. (The) * 48,631 675,485
Miller Industries, Inc. 3,140 160,611
SPX Technologies, Inc. * 9,522 2,334,509
Titan International, Inc. * 4,536 34,973
Wabash National Corp. 88,285 1,191,848
15,510,550
Marine Transportation 0 .3%
Kirby Corp. * 9,866 1,341,480
Media 0 .3%
PubMatic, Inc., Class A * 87,596 1,149,260
Scholastic Corp. 5,793 266,478
1,415,738
Metals & Mining 1 .7%
Century Aluminum Co. * 33,504 1,541,519
Commercial Metals Co. 57,704 3,620,926
Compass Minerals International,
Inc. * 22,120 688,596
Ferroglobe plc 202,055 642,535
MP Materials Corp. *(a) 17,936 1,004,595
SunCoke Energy, Inc. 42,298 340,499
7,838,670
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Angel Oak Mortgage REIT, Inc. (a) 10,560 95,885
Nexpoint Real Estate Finance,
Inc. (a) 7,971 123,551
TPG Mortgage Investment Trust,
Inc. 29,611 234,518
453,954
Multi-Utilities 0 .6%
Avista Corp. 61,079 2,498,742
Office REITs 0 .3%
Easterly Government Properties,
Inc., Class A 53,939 1,344,699
Oil, Gas & Consumable Fuels 2 .9%
Amplify Energy Corp. * 19,515 77,670
Chord Energy Corp. 21,675 2,477,452
DHT Holdings, Inc. 77,825 1,286,447
Excelerate Energy, Inc., Class A
(a) 40,151 1,525,336
Granite Ridge Resources, Inc. (a) 87,800 387,198
Green Plains, Inc. *(a) 145,493 2,237,682
Gulfport Energy Corp. * 7,565 1,283,781
Par Pacific Holdings, Inc. * 22,537 1,263,875
PrimeEnergy Resources Corp. *(a) 1,786 298,066
SM Energy Co. 29,268 763,895
Common Stocks
Shares Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
World Kinect Corp. (a) 49,466 1,629,410
13,230,812
Paper & Forest Products 0 .3%
Clearwater Paper Corp. * 30,287 474,900
Magnera Corp. * 73,336 861,698
1,336,598
Passenger Airlines 1 .4%
Allegiant Travel Co. * 27,059 3,182,138
American Airlines Group, Inc. * 40,622 734,040
JetBlue Airways Corp. *(a) 385,712 2,210,130
6,126,308
Personal Care Products 0 .3%
Herbalife Ltd. * 15,112 198,723
Nature's Sunshine Products, Inc. * 20,552 448,034
Nu Skin Enterprises, Inc., Class A 28,000 147,840
SkinHealth Systems, Inc. *(a) 3,915 2,711
USANA Health Sciences, Inc. * 21,996 469,614
1,266,922
Pharmaceuticals 2 .2%
Arvinas, Inc. * 86,570 719,397
Axsome Therapeutics, Inc. * 11,566 2,831,010
BioAge Labs, Inc. * 35,625 873,169
Ligand Pharmaceuticals, Inc. *(a) 12,771 4,036,785
Pacira BioSciences, Inc. *(a) 49,420 1,253,785
SIGA Technologies, Inc. 45,581 165,915
9,880,061
Professional Services 0 .7%
Franklin Covey Co. *(a) 3,828 93,901
ICF International, Inc. 3,390 246,995
Kelly Services, Inc., Class A 81,809 1,004,615
Kforce, Inc. 4,582 214,987
Mistras Group, Inc. * 18,669 326,147
Planet Labs PBC *(a) 24,146 799,957
Resources Connection, Inc. 62,403 265,213
2,951,815
Real Estate Management & Development 0 .2%
Forestar Group, Inc. * 28,620 905,823
Zillow Group, Inc., Class A * 3,255 102,109
1,007,932
Residential REITs 0 .2%
American Homes 4 Rent, Class A 11,748 393,793
NexPoint Residential Trust, Inc. 14,358 400,875
794,668
Retail REITs 0 .2%
InvenTrust Properties Corp. (a) 1,577 55,826
SITE Centers Corp. 158,799 630,432
686,258
Semiconductors & Semiconductor Equipment 4 .3%
Alpha & Omega Semiconductor
Ltd. * 3,910 185,060
Cirrus Logic, Inc. * 3,469 515,251
Lattice Semiconductor Corp. * 29,340 4,487,846
MACOM Technology Solutions
Holdings, Inc. * 5,698 2,167,348
MKS, Inc. 10,984 4,885,684
Onto Innovation, Inc. * 10,785 4,081,583
SiTime Corp. * 4,461 3,325,943
19,648,715
Software 2 .8%
8x8, Inc. * 18,100 30,951
Arteris, Inc. * 55,380 2,690,914

NVIT Multi-Manager Small Company Fund - June 30, 2026 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
UNITED STATES
Software
CS Disco, Inc. * 42,058 158,979
Docusign, Inc., Class A * 7,341 326,087
eGain Corp. *(a) 23,963 150,967
JFrog Ltd. * 32,866 2,986,862
Nutanix, Inc., Class A * 5,216 265,807
OneSpan, Inc. 70,699 1,014,531
Pegasystems, Inc. (a) 6,511 195,135
Rapid7, Inc. * 71,772 581,353
Rimini Street, Inc. *(a) 47,653 203,002
Telos Corp. *(a) 30,518 140,383
Terawulf, Inc. *(a) 114,827 2,836,227
Thryv Holdings, Inc. * 53,653 211,393
Xperi, Inc. *(a) 75,219 619,052
Yext, Inc. * 10,270 47,961
12,459,604
Specialty Retail 2 .9%
Arko Corp. (a) 38,409 308,424
Bed Bath & Beyond, Inc. * 25,900 149,961
Boot Barn Holdings, Inc. *(a) 5,696 935,682
Citi Trends, Inc. * 14,677 848,918
Designer Brands, Inc., Class A (a) 67,408 392,989
Five Below, Inc. * 14,027 2,521,914
Genesco, Inc. *(a) 23,148 781,708
Haverty Furniture Cos., Inc. (a) 14,431 368,423
Lands' End, Inc. * 15,194 159,233
Shoe Station Group, Inc. (a) 38,077 564,682
Sonic Automotive, Inc., Class A (a) 19,007 1,611,604
Sportsman's Warehouse Holdings,
Inc. * 11,274 14,994
Stitch Fix, Inc., Class A * 244,081 1,003,173
Wayfair, Inc., Class A * 1,956 180,774
Winmark Corp. (a) 6,148 2,601,095
Zumiez, Inc. * 31,575 562,035
13,005,609
Textiles, Apparel & Luxury Goods 0 .4%
Deckers Outdoor Corp. * 4,594 456,138
Fossil Group, Inc. *(a) 32,294 133,697
Movado Group, Inc. 30,660 1,205,245
Superior Group of Cos., Inc. (a) 6,808 89,321
1,884,401
Trading Companies & Distributors 0 .9%
Alta Equipment Group, Inc. * 25,688 166,201
Applied Industrial Technologies,
Inc. 1,461 494,037
BlueLinx Holdings, Inc. * 13,056 807,905
Boise Cascade Co. 1,680 130,418
Core & Main, Inc., Class A * 11,971 577,601
Hudson Technologies, Inc. * 64,540 370,460
Titan Machinery, Inc. * 15,183 320,665
Xometry, Inc., Class A *(a) 11,344 1,094,923
3,962,210
Water Utilities 0 .2%
American States Water Co. 3,001 247,973
California Water Service Group 16,420 798,833
1,046,806
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc. 29,024 297,206
403,634,465
Total Common Stocks
(cost $317,872,462) 443,335,962
Rights 0 .0%
†
Number of
Rights
Value ($)
UNITED STATES 0 .0%
†
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Short-Term Investments 0 .5%
Shares
Money Market Funds 0 .5%
BlackRock Liquidity FedFund,
Institutional Shares, 3.54%(b)(c) 500,000 500,000
Invesco Government & Agency
Portfolio, Institutional Shares,
3.57%(b)(c) 500,000 500,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.56%(b)(c) 500,000 500,000
RBC BlueBay U.S. Government
Money Market Fund, Institutional
Shares, 3.55%(b)(c) 700,000 700,000
Total Short-Term Investments
(cost $2,200,000) 2,200,000
Repurchase Agreements 1 .2%
Principal
Amount ($)
CF Secured, LLC, 3.63%, dated
6/30/2026, due 7/1/2026,
repurchase price $453,895,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
10/13/2026 - 11/20/2075; total
market value $462,972.(c)(d) 453,849 453,849
MetLife, Inc., 3.64%, dated
6/30/2026, due 7/1/2026,
repurchase price $5,000,506,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047; total
market value $5,102,558.(c)
(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $5,453,849) 5,453,849
Total Investments
(cost $325,538,386) — 100.1% 450,989,811
Liabilities in excess of other assets — (0.1)% (274,756)
NET ASSETS — 100.0%
$450,715,055

32 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Multi-Manager Small Company Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $76,807,026, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $2,200,000 and $5,453,849,
respectively, and by $70,810,447 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/9/2026 - 5/15/2056, a total value of $78,464,296.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $7,653,849.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Real Estate Fund - June 30, 2026 (Unaudited) - Statement of Investments - 33
Common Stocks 102 .9%
Shares Value ($)
Diversified REITs 6 .3%
Broadstone Net Lease, Inc. 186,460 3,854,128
WP Carey, Inc. 135,734 9,704,981
13,559,109
Health Care Providers & Services 1 .8%
Brookdale Senior Living, Inc.* 241,997 3,893,732
Health Care REITs 21 .0%
American Healthcare REIT,
Inc. 23,403 1,220,467
CareTrust REIT, Inc. 88,998 3,591,069
Ventas, Inc. 86,156 7,650,653
Welltower, Inc. 143,124 32,484,854
44,947,043
Hotel & Resort REITs 3 .4%
Pebblebrook Hotel Trust 178,326 3,461,308
Ryman Hospitality Properties,
Inc. 29,024 3,731,035
7,192,343
Hotels, Restaurants & Leisure 2 .2%
Hilton Worldwide Holdings,
Inc. 6,658 2,200,203
Marriott International, Inc.,
Class A 6,927 2,567,077
4,767,280
Industrial REITs 14 .3%
Americold Realty Trust, Inc. 70,269 1,104,629
EastGroup Properties, Inc. 24,941 5,051,301
LXP Industrial Trust 53,301 2,871,858
Prologis, Inc. 159,479 21,604,620
30,632,408
Office REITs 3 .1%
COPT Defense Properties 55,807 2,030,817
Hudson Pacific Properties,
Inc.* 149,892 2,276,859
Vornado Realty Trust 61,916 2,433,299
6,740,975
Common Stocks
Shares Value ($)
Residential REITs 12 .6%
Centerspace 27,281 1,532,919
Essex Property Trust, Inc. 34,311 10,004,745
Invitation Homes, Inc. 248,520 7,507,789
Sun Communities, Inc. 17,902 2,146,629
UDR, Inc. 143,770 5,739,298
26,931,380
Retail REITs 14 .9%
Acadia Realty Trust 98,988 2,069,839
CBL & Associates Properties,
Inc. 10,706 568,381
Curbline Properties Corp. 109,306 3,322,902
InvenTrust Properties Corp. 73,579 2,604,697
Macerich Co. (The) 174,590 4,397,922
NETSTREIT Corp. 193,683 4,092,522
Simon Property Group, Inc. 66,569 14,888,157
31,944,420
Software 0 .9%
Terawulf, Inc.* 76,182 1,881,695
Specialized REITs 22 .4%
American Tower Corp. 17,575 2,874,743
Blackstone Digital
Infrastructure Trust, Inc.* 27,100 586,173
Digital Realty Trust, Inc. 26,673 4,789,937
Equinix, Inc. 23,006 23,981,224
National Storage Affiliates
Trust 50,126 2,229,103
Outfront Media, Inc. 101,661 3,330,415
Public Storage 32,472 10,336,162
48,127,757
Total Investments
(cost $155,401,426) — 102.9% 220,618,142
Liabilities in excess of other assets — (2.9)% (6,222,014)
NET ASSETS — 100.0%
$ 214,396,128
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

34 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Value Fund
Common Stocks 99 .4%
Shares Value ($)
Aerospace & Defense 0 .0%
†
Astronics Corp., Class B* 527 40,052
Air Freight & Logistics 0 .1%
Radiant Logistics, Inc.* 15,301 144,747
Automobile Components 2 .9%
Cooper-Standard Holdings,
Inc.* 24,694 667,973
Dana, Inc. 103,662 2,820,643
Gentherm, Inc.* 1,116 38,067
Goodyear Tire & Rubber Co.
(The)*(a) 94,800 625,680
Holley, Inc.* 8,894 22,680
Lear Corp. 9,807 1,314,726
Stoneridge, Inc.* 26,324 192,691
Strattec Security Corp.*(a) 10,444 850,664
6,533,124
Banks 16 .1%
1st Source Corp. 2,940 239,845
Avidbank Holdings, Inc.* 760 25,103
Banc of California, Inc. 92,540 1,890,592
Bank of NT Butterfield & Son
Ltd. (The) 22,847 1,359,396
Bank7 Corp. 1,563 76,509
BankUnited, Inc. 76,007 3,682,539
BayCom Corp. 6,932 228,063
BCB Bancorp, Inc.(a) 14,989 160,682
BOK Financial Corp.(a) 2,995 415,946
Business First Bancshares,
Inc.(a) 8,104 249,036
Byline Bancorp, Inc. 9,255 348,543
Capital City Bank Group, Inc. 5,799 286,587
Central Pacific Financial Corp. 17,044 651,081
Civista Bancshares, Inc. 4,305 121,487
Community Trust Bancorp, Inc. 10,778 779,896
Eagle Bancorp Montana, Inc. 7,000 167,510
Enterprise Financial Services
Corp. 1,188 78,265
Equity Bancshares, Inc., Class
A 820 40,172
FB Financial Corp. 7,470 413,464
First Bancorp 145,302 3,788,023
First Bank 3,256 57,729
First Business Financial
Services, Inc. 735 46,430
First Community Corp. 3,205 104,739
First Financial Corp. 8,764 678,684
First Internet Bancorp 11,009 306,050
First Western Financial, Inc.* 3,020 96,972
Franklin Financial Services
Corp. 1,450 90,770
FS Bancorp, Inc. 931 40,405
Great Southern Bancorp, Inc.
(a) 621 48,693
Hanmi Financial Corp. 31,695 1,026,918
HBT Financial, Inc.(a) 10,400 332,696
Hilltop Holdings, Inc. 58,341 2,262,464
Home Bancorp, Inc. 1,511 103,534
HomeTrust Bancshares, Inc. 8,184 408,300
Hope Bancorp, Inc. 8,750 119,700
Independent Bank Corp. 14,139 509,994
Kearny Financial Corp. 51,487 487,067
Common Stocks
Shares Value ($)
Banks
Mercantile Bank Corp. 2,999 172,203
Meridian Corp. 14,529 291,016
Midland States Bancorp, Inc. 26,741 832,715
MVB Financial Corp. 212 6,150
National Bank Holdings Corp.,
Class A 15,009 666,850
Northeast Community
Bancorp, Inc. 6,400 177,536
Northpointe Bancshares, Inc. 15,504 297,367
OFG Bancorp 48,174 2,363,898
OP Bancorp(a) 3,952 59,240
Origin Bancorp, Inc. 2,985 152,683
PCB Bancorp 2,650 75,180
Peapack-Gladstone Financial
Corp. 8,353 395,347
Plumas Bancorp 1,040 60,778
Primis Financial Corp. 11,663 190,923
Prosperity Bancshares, Inc. 9,518 695,100
RBB Bancorp 10,683 292,874
Sierra Bancorp(a) 4,175 170,173
SmartFinancial, Inc. 2,244 105,288
South Plains Financial, Inc. 4,721 203,404
Southern First Bancshares,
Inc.* 627 38,310
Southside Bancshares, Inc. 1,440 50,674
Texas Capital Bancshares, Inc. 26,489 2,735,254
Third Coast Bancshares,
Inc.*(a) 7,880 318,352
Tompkins Financial Corp. 3,676 347,456
TriCo Bancshares 1,795 96,661
Unity Bancorp, Inc. 4,556 267,392
Valley National Bancorp 110,167 1,613,947
WaFd, Inc. 4,786 183,639
Westamerica Bancorp 8,384 491,889
Western Alliance Bancorp 3,438 282,604
Zions Bancorp NA 5,043 348,925
35,707,712
Biotechnology 4 .2%
Akebia Therapeutics, Inc.*(a) 196,066 223,515
Alector, Inc.* 133,398 268,130
Allogene Therapeutics, Inc.*(a) 277,844 577,915
Anika Therapeutics, Inc.* 20,885 305,547
Arcturus Therapeutics
Holdings, Inc.*(a) 35,734 240,132
Caribou Biosciences, Inc.*(a) 39,626 69,742
Design Therapeutics, Inc.*(a) 29,474 426,489
Entrada Therapeutics, Inc.*(a) 43,566 320,646
Foghorn Therapeutics, Inc.* 9,753 47,595
Intellia Therapeutics, Inc.*(a) 63,629 1,076,603
Ironwood Pharmaceuticals,
Inc., Class A* 61,732 259,892
Keros Therapeutics, Inc.*(a) 34,541 369,589
Kura Oncology, Inc.* 111,054 1,218,262
MeiraGTx Holdings plc*(a) 34,550 466,770
Myriad Genetics, Inc.* 96,851 553,019
Nkarta, Inc.* 3,800 10,754
Organogenesis Holdings, Inc.,
Class A*(a) 23,700 57,591
PMV Pharmaceuticals, Inc.* 14,496 19,425
Protara Therapeutics, Inc.* 26,300 100,466
Prothena Corp. plc* 51,886 507,964

NVIT Small Cap Value Fund - June 30, 2026 (Unaudited) - Statement of Investments - 35
Common Stocks
Shares Value ($)
Biotechnology
Rezolute, Inc.* 57,800 300,560
Rocket Pharmaceuticals,
Inc.*(a) 156,802 536,263
Sana Biotechnology, Inc.*(a) 80,800 281,992
TScan Therapeutics, Inc.* 39,000 38,224
Tyra Biosciences, Inc.*(a) 8,223 262,643
Upstream Bio, Inc.* 5,300 36,676
Vanda Pharmaceuticals,
Inc.*(a) 117,155 716,988
9,293,392
Broadline Retail 0 .1%
1stdibs.com, Inc.* 14,347 70,300
Dillard's, Inc., Class A(a) 289 152,714
223,014
Building Products 0 .3%
Insteel Industries, Inc. 18,883 570,267
Capital Markets 0 .3%
Silvercrest Asset Management
Group, Inc., Class A 4,610 46,607
StoneX Group, Inc.*(a) 5,901 699,269
745,876
Chemicals 2 .3%
AdvanSix, Inc. 15,602 310,168
Alto Ingredients, Inc.*(a) 21,875 124,688
Arq, Inc.* 36,211 92,338
Aspen Aerogels, Inc.*(a) 143,439 909,403
Core Molding Technologies,
Inc.* 6,640 156,704
FMC Corp. 109,091 1,254,547
Huntsman Corp. 46,600 494,892
Kronos Worldwide, Inc.(a) 38,898 246,224
Mativ Holdings, Inc. 79,661 603,034
Orion SA 26,253 174,057
Scotts Miracle-Gro Co. (The)
(a) 6,582 448,300
Stepan Co. 3,956 220,428
5,034,783
Communications Equipment 0 .8%
Aviat Networks, Inc.*(a) 13,881 308,158
Inseego Corp.*(a) 7,809 80,667
NETGEAR, Inc.* 55,968 1,306,853
Ribbon Communications, Inc.* 60,033 140,477
1,836,155
Construction & Engineering 2 .1%
Fluor Corp.* 31,656 1,658,458
Legence Corp., Class A* 28,208 2,404,168
Matrix Service Co.* 40,182 550,493
Orion Group Holdings, Inc.* 2,721 45,767
4,658,886
Consumer Finance 4 .7%
Bread Financial Holdings, Inc. 40,807 4,421,438
LendingTree, Inc.* 12,326 545,918
PRA Group, Inc.* 61,737 1,172,386
PROG Holdings, Inc. 55,485 2,586,156
Regional Management Corp. 9,309 383,531
World Acceptance Corp.*(a) 6,024 1,348,352
10,457,781
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail 1 .8%
Andersons, Inc. (The) 49,634 3,394,965
Maplebear, Inc.*(a) 11,445 541,921
3,936,886
Containers & Packaging 0 .3%
Ardagh Metal Packaging SA 135,281 641,232
Distributors 0 .7%
Gold.com, Inc.(a) 38,728 1,611,472
Diversified Consumer Services 0 .0%
†
Phoenix Education Partners,
Inc. 880 28,908
Diversified REITs 0 .4%
Alpine Income Property Trust,
Inc. 12,565 260,850
CTO Realty Growth, Inc. 24,981 537,341
798,191
Diversified Telecommunication Services 0 .3%
ATN International, Inc. 1,359 36,000
IDT Corp., Class B 11,840 688,614
724,614
Electric Utilities 0 .1%
Genie Energy Ltd., Class B 13,311 192,344
Electrical Equipment 1 .0%
Atkore, Inc. 28,044 2,132,466
Electronic Equipment, Instruments & Components 1 .1%
PC Connection, Inc. 10,280 750,337
ScanSource, Inc.* 26,252 1,367,467
SmartRent, Inc., Class A*(a) 200,434 238,516
2,356,320
Energy Equipment & Services 1 .1%
DMC Global, Inc.* 23,053 133,938
Drilling Tools International
Corp.* 7,300 14,089
Forum Energy Technologies,
Inc.* 21,064 1,058,045
National Energy Services
Reunited Corp.* 23,678 708,682
Oil States International, Inc.* 8,389 67,196
Ranger Energy Services, Inc.,
Class A 32,555 521,206
2,503,156
Entertainment 2 .6%
CuriosityStream, Inc. 10,600 28,196
Playtika Holding Corp.(a) 177,009 658,473
Sphere Entertainment Co.*(a) 29,065 5,029,117
5,715,786
Financial Services 1 .5%
Compass Diversified Holdings* 149,985 1,598,840
Finance of America Cos., Inc.,
Class A* 9,714 267,329
Jackson Financial, Inc., Class
A 329 33,686
Pagseguro Digital Ltd., Class
A(a) 125,289 1,133,866
Paysafe Ltd.*(a) 47,606 355,617
3,389,338

36 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Value Fund
Common Stocks
Shares Value ($)
Financials 0 .3%
Marqeta, Inc., Class A* 154,774 628,382
Food Products 0 .7%
Darling Ingredients, Inc.* 5,973 326,245
Dole plc 50,566 693,765
Hain Celestial Group, Inc.
(The)* 201,049 112,628
Smithfield Foods, Inc. 16,873 409,339
1,541,977
Gas Utilities 1 .6%
Southwest Gas Holdings, Inc. 39,917 3,539,840
Ground Transportation 4 .5%
ArcBest Corp. 28,438 4,081,991
Covenant Logistics Group,
Inc., Class A 17,477 772,134
Landstar System, Inc. 5,420 1,120,910
Lyft, Inc., Class A*(a) 58,999 861,975
U-Haul Holding Co.*(a) 3,930 257,179
Werner Enterprises, Inc.(a) 69,114 3,014,062
10,108,251
Health Care Equipment & Supplies 2 .4%
Align Technology, Inc.* 2,428 409,507
AngioDynamics, Inc.* 3,100 40,331
Dentsply Sirona, Inc. 3,036 32,212
Embecta Corp. 39,000 127,140
Inogen, Inc.* 39,730 256,259
Lantheus Holdings, Inc.* 1,927 213,781
Omnicell, Inc.*(a) 59,861 2,485,429
OraSure Technologies, Inc.* 104,238 464,901
Orthofix Medical, Inc.*(a) 43,107 393,998
RxSight, Inc.* 39,800 191,836
Varex Imaging Corp.* 63,219 659,374
5,274,768
Health Care Providers & Services 0 .8%
DocGo, Inc.* 73,908 38,144
Fulgent Genetics, Inc.* 62,894 1,290,585
Molina Healthcare, Inc.* 1,496 342,135
1,670,864
Health Care REITs 0 .6%
Alexandria Real Estate
Equities, Inc. 2,958 156,330
Community Healthcare Trust,
Inc.(a) 22,899 418,594
LTC Properties, Inc. 22,580 868,201
1,443,125
Health Care Technology 0 .5%
Definitive Healthcare Corp.,
Class A* 54,234 45,063
Evolent Health, Inc., Class A* 149,741 811,596
HealthStream, Inc. 9,593 261,409
1,118,068
Hotel & Resort REITs 2 .2%
Braemar Hotels & Resorts, Inc. 45,064 97,338
Chatham Lodging Trust 33,590 444,396
Summit Hotel Properties, Inc.
(a) 126,100 883,961
Sunstone Hotel Investors, Inc. 131,479 1,505,435
Xenia Hotels & Resorts, Inc. 92,620 1,885,743
4,816,873
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 0 .0%
†
Bloomin' Brands, Inc. 6,400 58,496
Household Durables 1 .5%
Cricut, Inc., Class A(a) 96,441 423,376
Ethan Allen Interiors, Inc.(a) 35,742 798,477
Flexsteel Industries, Inc. 7,073 526,797
La-Z-Boy, Inc. 15,092 605,491
Lifetime Brands, Inc.(a) 4,700 40,091
Sonos, Inc.*(a) 69,808 944,502
3,338,734
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
Industrial REITs 0 .2%
LXP Industrial Trust 8,535 459,866
Insurance 7 .2%
American Coastal Insurance
Corp. 9,238 102,542
American Integrity Insurance
Group, Inc. 16,025 301,751
CNO Financial Group, Inc. 55,089 2,808,437
Donegal Group, Inc., Class A 17,301 326,297
Employers Holdings, Inc. 31,598 1,595,067
Genworth Financial, Inc.,
Class A* 4,336 41,062
Hamilton Insurance Group
Ltd., Class B 14,820 502,991
Heritage Insurance Holdings,
Inc.* 42,577 1,110,408
Hippo Holdings, Inc.* 8,576 242,358
James River Group Holdings,
Inc. 38,379 168,868
Kemper Corp. 13,546 365,200
Mercury General Corp. 11,058 1,179,004
Octave Specialty Group, Inc.* 51,900 323,856
Oscar Health, Inc., Class A* 4,780 136,326
Pelagos Insurance Capital Ltd. 88,970 2,166,419
Reinsurance Group of
America, Inc. 8,166 1,736,500
Safety Insurance Group, Inc. 1,410 105,552
Selective Insurance Group,
Inc. 5,618 545,002
Selectquote, Inc.* 5,368 4,515
SiriusPoint Ltd.*(a) 32,316 775,584
Slide Insurance Holdings, Inc.* 6,275 121,547
United Fire Group, Inc. 12,248 642,285
Universal Insurance Holdings,
Inc. 17,257 713,749
16,015,320
Interactive Media & Services 0 .8%
Match Group, Inc. 12,369 470,640
Nextdoor Holdings, Inc.* 340,194 772,240
Pinterest, Inc., Class A* 13,749 289,141
Snap, Inc., Class A*(a) 20,217 89,764
ZipRecruiter, Inc., Class A* 71,733 268,999
1,890,784
IT Services 0 .6%
Everforth, Inc.* 27,547 492,265
Grid Dynamics Holdings, Inc.* 49,003 278,337

NVIT Small Cap Value Fund - June 30, 2026 (Unaudited) - Statement of Investments - 37
Common Stocks
Shares Value ($)
IT Services
Information Services Group,
Inc. 20,800 85,488
Kyndryl Holdings, Inc.* 22,661 256,296
Unisys Corp.* 81,974 300,025
1,412,411
Leisure Products 2 .0%
Callaway Golf Co.*(a) 180,830 3,397,796
Funko, Inc., Class A*(a) 90,590 532,669
Johnson Outdoors, Inc., Class
A 9,233 425,087
MasterCraft Boat Holdings,
Inc.* 1,635 42,216
4,397,768
Life Sciences Tools & Services 1 .7%
10X Genomics, Inc., Class
A*(a) 79,988 3,066,740
Codexis, Inc.* 18,093 40,890
Maravai LifeSciences
Holdings, Inc., Class A* 81,898 511,043
MaxCyte, Inc.* 37,160 45,707
Standard BioTools, Inc.* 57,600 47,388
3,711,768
Machinery 2 .3%
Albany International Corp.,
Class A 25,204 1,877,698
FreightCar America, Inc.* 2,200 21,428
Graco, Inc.(a) 5,171 390,979
Hyster-Yale, Inc. 18,921 663,370
L B Foster Co., Class A* 3,457 156,153
Manitowoc Co., Inc. (The)* 42,908 595,992
Miller Industries, Inc. 5,691 291,095
Titan International, Inc.* 4,600 35,466
Wabash National Corp. 81,902 1,105,677
5,137,858
Media 1 .0%
Nexxen International Ltd.*(a) 20,328 183,562
PubMatic, Inc., Class A* 81,151 1,064,701
Scholastic Corp.(a) 23,439 1,078,194
2,326,457
Metals & Mining 2 .1%
Caledonia Mining Corp. plc 29,542 564,252
Commercial Metals Co. 45,020 2,825,005
Compass Minerals
International, Inc.* 20,220 629,449
Ferroglobe plc 181,652 577,653
SunCoke Energy, Inc. 19,658 158,247
4,754,606
Mortgage Real Estate Investment Trusts (REITs) 0 .2%
Angel Oak Mortgage REIT,
Inc.(a) 9,562 86,823
Nexpoint Real Estate Finance,
Inc.(a) 6,649 103,060
TPG Mortgage Investment
Trust, Inc. 26,384 208,961
398,844
Multi-Utilities 0 .7%
Avista Corp. 39,321 1,608,622
Common Stocks
Shares Value ($)
Office REITs 0 .6%
Easterly Government
Properties, Inc., Class A 46,744 1,165,328
Orion Properties, Inc. 21,606 62,441
1,227,769
Oil, Gas & Consumable Fuels 4 .3%
Amplify Energy Corp.*(a) 20,200 80,396
DHT Holdings, Inc. 46,611 770,480
Excelerate Energy, Inc., Class
A 32,750 1,244,173
Granite Ridge Resources, Inc.
(a) 79,851 352,143
Green Plains, Inc.*(a) 123,230 1,895,277
Gulfport Energy Corp.* 6,781 1,150,736
Par Pacific Holdings, Inc.* 4,675 262,174
PrimeEnergy Resources
Corp.*(a) 1,533 255,842
SFL Corp. Ltd. 33,600 342,720
Teekay Tankers Ltd., Class A 27,859 1,807,213
World Kinect Corp.(a) 44,640 1,470,442
9,631,596
Paper & Forest Products 0 .5%
Clearwater Paper Corp.* 25,321 397,033
Magnera Corp.* 55,450 651,538
1,048,571
Passenger Airlines 2 .0%
Allegiant Travel Co.*(a) 18,751 2,205,117
American Airlines Group, Inc.* 32,371 584,944
JetBlue Airways Corp.*(a) 308,693 1,768,811
4,558,872
Personal Care Products 0 .7%
Herbalife Ltd.* 42,788 562,662
Nature's Sunshine Products,
Inc.* 17,858 389,304
Nu Skin Enterprises, Inc.,
Class A 20,300 107,184
SkinHealth Systems, Inc.*(a) 3,842 2,661
USANA Health Sciences, Inc.* 19,661 419,762
1,481,573
Pharmaceuticals 1 .4%
Arvinas, Inc.* 103,051 856,354
BioAge Labs, Inc.*(a) 33,276 815,595
Biote Corp., Class A* 851 1,608
Pacira BioSciences, Inc.*(a) 44,457 1,127,874
Pliant Therapeutics, Inc.* 50,300 57,342
SIGA Technologies, Inc. 42,406 154,358
3,013,131
Professional Services 0 .8%
Franklin Covey Co.*(a) 3,381 82,936
ICF International, Inc. 5,875 428,053
Kelly Services, Inc., Class A 57,796 709,735
Kforce, Inc. 3,348 157,088
Mistras Group, Inc.* 15,655 273,493
Resources Connection, Inc. 55,494 235,849
1,887,154
Real Estate Management & Development 0 .4%
Forestar Group, Inc.* 26,384 835,054
Zillow Group, Inc., Class A* 838 26,288
861,342

38 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Value Fund
Common Stocks
Shares Value ($)
Residential REITs 0 .4%
American Homes 4 Rent,
Class A 13,220 443,134
NexPoint Residential Trust,
Inc. 14,286 398,865
841,999
Retail REITs 0 .2%
InvenTrust Properties Corp.(a) 1,814 64,216
SITE Centers Corp. 95,563 379,385
443,601
Semiconductors & Semiconductor Equipment 0 .3%
Alpha & Omega
Semiconductor Ltd.* 3,765 178,197
Cirrus Logic, Inc.* 3,541 525,945
704,142
Software 2 .7%
8x8, Inc.*(a) 59,537 101,808
Arteris, Inc.* 50,703 2,463,659
CS Disco, Inc.* 36,629 138,458
Docusign, Inc., Class A* 6,827 303,255
eGain Corp.*(a) 29,133 183,538
Nutanix, Inc., Class A* 5,022 255,921
OneSpan, Inc. 64,669 928,000
Pegasystems, Inc.(a) 6,052 181,379
Rapid7, Inc.* 54,240 439,344
Rimini Street, Inc.* 39,052 166,362
Telos Corp.* 39,507 181,732
Thryv Holdings, Inc.* 48,300 190,302
Xperi, Inc.*(a) 62,706 516,070
Yext, Inc.* 7,400 34,558
6,084,386
Specialty Retail 3 .6%
Arko Corp.(a) 31,339 251,652
Bed Bath & Beyond, Inc.* 75,245 435,669
Citi Trends, Inc.* 12,658 732,139
Designer Brands, Inc., Class
A(a) 64,951 378,664
Five Below, Inc.* 1,261 226,715
Gap, Inc. (The) 7,026 131,246
Genesco, Inc.*(a) 22,394 756,245
Haverty Furniture Cos., Inc.(a) 9,425 240,620
Lands' End, Inc.*(a) 13,771 144,320
Shoe Station Group, Inc.(a) 30,068 445,909
Sonic Automotive, Inc., Class
A 15,841 1,343,158
Sportsman's Warehouse
Holdings, Inc.* 10,600 14,098
Stitch Fix, Inc., Class A* 205,516 844,671
Wayfair, Inc., Class A* 1,220 112,753
Winmark Corp.(a) 3,626 1,534,088
Zumiez, Inc.* 28,409 505,680
8,097,627
Textiles, Apparel & Luxury Goods 0 .8%
Columbia Sportswear Co. 2,176 134,520
Deckers Outdoor Corp.* 4,165 413,543
Fossil Group, Inc.* 9,200 38,088
Movado Group, Inc. 29,524 1,160,589
Superior Group of Cos., Inc. 7,360 96,563
1,843,303
Common Stocks
Shares Value ($)
Trading Companies & Distributors 1 .5%
Alta Equipment Group, Inc.* 25,800 166,926
BlueLinx Holdings, Inc.* 16,204 1,002,704
Boise Cascade Co. 11,334 879,858
Core & Main, Inc., Class A* 10,730 517,723
Hudson Technologies, Inc.* 56,676 325,320
Titan Machinery, Inc.* 20,745 438,134
3,330,665
Water Utilities 0 .4%
American States Water Co. 1,730 142,950
California Water Service
Group 14,009 681,538
824,488
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc. 19,602 200,724
Total Common Stocks
(cost $179,837,479) 221,011,127
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0
Short-Term Investments 0 .5%
Shares
Money Market Funds 0.5%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 300,000 300,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 300,000 300,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 300,000 300,000
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(b)(c) 200,000 200,000
Total Short-Term Investments
(cost $1,100,000) 1,100,000

NVIT Small Cap Value Fund - June 30, 2026 (Unaudited) - Statement of Investments - 39
Repurchase Agreements 4 .2%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $4,000,403,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
10/31/2030 - 5/15/2056;
total market value
$4,080,000.(c)(d) 4,000,000 4,000,000
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $4,390,259,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$4,478,064.(c)(d) 4,389,817 4,389,817
MetLife, Inc.,
3.64%, dated 6/30/2026,
due 7/1/2026, repurchase
price $1,000,101,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$1,020,512.(c)(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $9,389,817) 9,389,817
Total Investments
(cost $190,333,405) — 104.1% 231,500,944
Liabilities in excess of other assets — (4.1)% (9,049,308)
NET ASSETS — 100.0%
$ 222,451,636
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $32,786,594, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $1,100,000 and $9,389,817,
respectively, and by $23,334,815 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/9/2026 - 5/15/2056, a total value of $33,824,632.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $10,489,817.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

40 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Victory Mid Cap Value Fund
Common Stocks 97 .0%
Shares Value ($)
Aerospace & Defense 2 .5%
L3Harris Technologies, Inc. 18,600 5,404,974
StandardAero, Inc.*(a) 218,700 6,541,317
11,946,291
Air Freight & Logistics 1 .1%
CH Robinson Worldwide, Inc. 28,050 5,282,937
Automobile Components 1 .8%
Aptiv plc*(a) 27,425 1,683,347
BorgWarner, Inc. 102,250 6,789,400
8,472,747
Banks 1 .9%
Truist Financial Corp. 178,100 8,872,942
Beverages 0 .7%
Coca-Cola Consolidated, Inc. 17,600 3,360,192
Building Products 1 .8%
Carrier Global Corp. 114,300 8,383,905
Capital Markets 2 .0%
LPL Financial Holdings, Inc. 7,650 2,154,852
Raymond James Financial,
Inc.(a) 47,525 7,225,226
9,380,078
Chemicals 4 .3%
CF Industries Holdings, Inc.(a) 40,700 4,406,182
DuPont de Nemours, Inc. 51,358 6,966,199
RPM International, Inc.(a) 81,750 9,086,513
20,458,894
Commercial Services & Supplies 1 .1%
Republic Services, Inc., Class
A 24,250 5,167,190
Communications Equipment 1 .2%
F5, Inc.* 14,275 5,937,829
Construction & Engineering 0 .5%
API Group Corp.*(a) 51,800 2,193,730
Construction Materials 1 .1%
Amrize Ltd. CHF 102,300 5,452,590
Consumer Staples Distribution & Retail 2 .7%
Casey's General Stores, Inc. 2,420 1,923,392
US Foods Holding Corp.*(a) 108,775 11,122,244
13,045,636
Containers & Packaging 3 .5%
AptarGroup, Inc. 56,150 7,029,980
Packaging Corp. of America 39,600 9,435,888
16,465,868
Electric Utilities 2 .1%
Alliant Energy Corp.(a) 130,100 9,925,329
Electrical Equipment 3 .3%
Hubbell, Inc., Class B 16,850 8,815,920
Regal Rexnord Corp. 28,500 6,788,415
15,604,335
Electronic Equipment, Instruments & Components 4 .3%
CDW Corp. 27,000 3,797,280
IPG Photonics Corp.* 29,600 3,472,672
Keysight Technologies, Inc.* 25,500 8,926,785
Zebra Technologies Corp.,
Class A* 16,400 4,317,464
20,514,201
Common Stocks
Shares Value ($)
Energy Equipment & Services 3 .4%
Baker Hughes Co., Class A 87,300 4,845,150
Halliburton Co. 187,500 6,365,625
SLB Ltd. 107,500 4,997,675
16,208,450
Food Products 1 .4%
Archer-Daniels-Midland Co.(a) 84,175 6,430,970
Ground Transportation 3 .1%
CSX Corp. 164,500 7,818,685
Knight-Swift Transportation
Holdings, Inc., Class A 90,500 7,047,235
14,865,920
Health Care Providers & Services 7 .0%
Centene Corp.* 67,175 4,311,963
Labcorp Holdings, Inc. 44,075 12,341,000
Molina Healthcare, Inc.*(a) 43,800 10,017,060
Quest Diagnostics, Inc.(a) 32,075 6,798,296
33,468,319
Hotels, Restaurants & Leisure 5 .0%
Aramark 126,000 7,169,400
Expedia Group, Inc. 8,250 2,111,010
Hilton Worldwide Holdings,
Inc. 21,275 7,030,536
Texas Roadhouse, Inc., Class
A 37,825 7,308,925
23,619,871
Insurance 3 .7%
American Financial Group, Inc. 34,975 4,894,401
Hartford Insurance Group, Inc.
(The) 56,600 7,500,632
Old Republic International
Corp. 123,225 5,042,367
17,437,400
IT Services 2 .2%
Akamai Technologies, Inc.*(a) 42,450 5,018,014
Okta, Inc., Class A* 39,550 5,396,598
10,414,612
Life Sciences Tools & Services 1 .7%
Revvity, Inc.(a) 74,700 8,311,122
Machinery 8 .1%
AGCO Corp.(a) 29,900 3,579,030
Crane Co.(a) 29,550 6,591,718
IDEX Corp. 32,000 7,262,400
Lincoln Electric Holdings, Inc. 30,300 8,044,953
Toro Co. (The) 75,300 7,335,726
Xylem, Inc. 46,400 5,484,944
38,298,771
Metals & Mining 1 .2%
Steel Dynamics, Inc. 25,200 5,782,392
Multi-Utilities 1 .8%
CMS Energy Corp.(a) 110,075 8,420,738
Oil, Gas & Consumable Fuels 3 .2%
Chord Energy Corp. 34,625 3,957,637
Devon Energy Corp. 141,675 5,854,011
Expand Energy Corp. 61,000 5,562,590
15,374,238

NVIT Victory Mid Cap Value Fund - June 30, 2026 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Professional Services 2 .1%
CACI International, Inc., Class
A*(a) 11,145 5,163,033
FTI Consulting, Inc.* 32,000 4,768,320
9,931,353
Residential REITs 3 .1%
Camden Property Trust 68,500 7,842,565
Equity LifeStyle Properties,
Inc.(a) 105,575 6,804,309
14,646,874
Retail REITs 1 .3%
NNN REIT, Inc.(a) 128,850 5,995,390
Semiconductors & Semiconductor Equipment 2 .9%
Microchip Technology, Inc. 103,400 9,430,080
MKS, Inc. 10,325 4,592,560
14,022,640
Software 0 .8%
Trimble, Inc.* 70,300 3,597,954
Specialized REITs 1 .7%
Lamar Advertising Co., Class
A(a) 51,850 8,087,563
Specialty Retail 5 .8%
AutoZone, Inc.* 1,925 6,152,184
Lowe's Cos., Inc. 39,400 8,687,306
Penske Automotive Group,
Inc.(a) 36,350 6,504,833
Williams-Sonoma, Inc. 26,725 6,229,598
27,573,921
Water Utilities 1 .6%
American Water Works Co.,
Inc.(a) 59,150 7,782,957
Total Common Stocks
(cost $384,210,295) 460,736,149
Short-Term Investments 0 .7%
Money Market Funds 0.7%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 900,000 900,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 900,000 900,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 900,000 900,000
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(b)(c) 700,000 700,000
Total Short-Term Investments
(cost $3,400,000) 3,400,000
Repurchase Agreements 7 .5%
Principal
Amount ($) Value ($)
Bank of America NA,
3.65%, dated 6/30/2026,
due 7/1/2026, repurchase
price $10,001,014,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
6/1/2043 - 2/1/2047;
total market value
$10,200,000.(c)(d) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $3,000,303,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25%
- 8.50%, maturing
2/20/2027 - 5/20/2076;
total market value
$3,060,000.(c)(d) 3,000,000 3,000,000
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $15,504,925,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$15,815,023.(c)(d) 15,503,361 15,503,361
MetLife, Inc.,
3.64%, dated 6/30/2026,
due 7/1/2026, repurchase
price $2,000,202,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$2,041,023.(c)(d) 2,000,000 2,000,000

42 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Victory Mid Cap Value Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $5,000,504,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 7/1/2026
- 5/20/2076; total market
value $5,100,012.(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $35,503,361) 35,503,361
Total Investments
(cost $423,113,656) — 105.2% 499,639,510
Liabilities in excess of other assets — (5.2)% (24,552,236)
NET ASSETS — 100.0%
$ 475,087,274
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $70,901,190, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $3,400,000 and $35,503,361,
respectively, and by $33,608,456 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.25%, and maturity dates ranging from
7/15/2026 - 5/15/2056, a total value of $72,511,817.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $38,903,361.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

44 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Assets:
Investment securities, at value
*
$ 487,506,170
Repurchase agreements, at value 16,548,501
Cash 12,357,002
Cash pledged for swap contracts —
Foreign currencies, at value —
Interest and dividends receivable 26,572
Security lending income receivable 94,217
Receivable for investments sold 12,608,857
Receivable for capital shares issued 478
Reclaims receivable —
Swap contracts, at value (Note 2) —
Receivable for variation margin on centrally cleared swap contracts —
Due from broker —
Receivable for reimbursement from investment adviser (Note 3) 8,594
Prepaid expenses 1,550
Total Assets 529,151,941
Liabilities:
Payable for investments purchased 13,100,681
Payable for capital shares redeemed 376,016
Swap contracts, at value (Note 2) —
Payable upon return of securities loaned (Note 2) 19,548,501
Accrued expenses and other payables:
Investment advisory fees 282,656
Fund administration fees 25,846
Distribution fees 21,937
Administrative servicing fees 29,767
Accounting and transfer agent fees 795
Trustee fees 457
Custodian fees 4,760
Compliance program costs (Note 3) 459
Professional fees 31,876
Printing fees 43,477
Other 778
Total Liabilities 33,468,006
Commitments and contingencies (Note 3) —
Net Assets $ 495,683,935
* Includes value of securities on loan (Note 2) 101,578,247
Cost of investment securities 323,873,883
Cost of repurchase agreements 16,548,501
Cost of foreign currencies —
Represented by:
Capital $ 273,949,588
Total distributable earnings (loss) 221,734,347
Net Assets $ 495,683,935

Equity Funds (II) - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 45
NVIT BlackRock
Equity Dividend
Fund
NVIT GQG US
Quality Equity Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
$ 630,162,260 $ 82,092,912 $ 346,198,438 $ 257,836,898 $ 538,368,775
6,087,229 764,148 4,256,405 2,195,790 5,912,372
12,800,037 336,010 11,365,768 876,786 17,381,332
— — — — 14,510,000
121,005 — — — —
804,524 182,475 48,906 82,500 118,452
5,176 612 6,957 739 3,382
7,619,738 11,021,732 — 56,829 36,297,315
156,047 91,142 86,859 25,817 126,551
310,714 — — — —
— — — — 4,953,311
— — — — 103,893
— — — — 182,544
11,153 49 — — 3,127
2,621 383 1,896 977 2,068
658,080,504 94,489,463 361,965,229 261,076,336 617,963,122
4,499,356 7,601,120 — 10,090 46,623,202
2,967,720 31,815 655,054 39,954 451,236
— — — — 3,184,605
7,687,229 764,148 5,656,405 2,495,790 7,312,372
322,903 43,295 225,326 115,006 179,925
29,995 15,391 20,783 19,843 31,212
113,214 5,883 29,921 9,816 75,669
80,454 5,600 43,233 26,021 98,867
585 222 368 427 763
596 191 14 264 425
5,516 2,303 6,327 2,336 2,611
635 102 294 259 529
36,336 32,236 30,232 30,653 35,564
17,196 14,103 2,605 15,998 —
1 146 — 4 6,543
15,761,736 8,516,555 6,670,562 2,766,461 58,003,523
— — — — —
$ 642,318,768 $ 85,972,908 $ 355,294,667 $ 258,309,875 $ 559,959,599
26,813,727 6,756,322 61,920,696 6,318,183 25,856,216
524,926,385 78,560,260 232,167,885 182,943,479 392,859,262
6,087,229 764,148 4,256,405 2,195,790 5,912,372
121,014 — — — —
$ 390,492,682 $ 57,685,989 $ 185,789,204 $ 145,595,138 $ 354,051,075
251,826,086 28,286,919 169,505,463 112,714,737 205,908,524
$ 642,318,768 $ 85,972,908 $ 355,294,667 $ 258,309,875 $ 559,959,599

46 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Net Assets:
Class I Shares $ 385,435,543
Class II Shares 110,248,392
Class IV Shares —
Total $ 495,683,935
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 40,992,571
Class II Shares 13,680,292
Class IV Shares —
Total 54,672,863
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9 .40
Class II Shares $ 8 .06
Class IV Shares $ —

Equity Funds (II) - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 47
NVIT BlackRock
Equity Dividend
Fund
NVIT GQG US
Quality Equity Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
$ 64,197,710 $ 8,223,765 $ 202,860,613 $ 210,327,156 $ 184,165,148
554,885,038 77,749,143 152,434,054 47,982,719 375,794,451
23,236,020 — — — —
$ 642,318,768 $ 85,972,908 $ 355,294,667 $ 258,309,875 $ 559,959,599
2,460,081 718,584 8,039,543 19,240,267 17,535,453
21,608,894 6,808,099 7,373,551 4,566,675 38,387,034
889,820 — — — —
24,958,795 7,526,683 15,413,094 23,806,942 55,922,487
$ 26 .10 $ 11 .44 $ 25 .23 $ 10 .93 $ 10 .50
$ 25 .68 $ 11 .42 $ 20 .67 $ 10 .51 $ 9 .79
$ 26 .11 $ — $ — $ — $ —

48 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Small Company
Fund
Assets:
Investment securities, at value
*
$ 445,535,962
Repurchase agreements, at value 5,453,849
Cash 8,673,823
Interest and dividends receivable 170,360
Security lending income receivable 7,389
Receivable for investments sold 4,338,051
Receivable for capital shares issued 534
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,610
Total Assets 464,181,578
Liabilities:
Payable for investments purchased 4,927,788
Payable for capital shares redeemed 401,801
Payable upon return of securities loaned (Note 2) 7,653,849
Accrued expenses and other payables:
Investment advisory fees 290,524
Fund administration fees 25,450
Distribution fees 20,510
Administrative servicing fees 59,506
Accounting and transfer agent fees 644
Trustee fees 269
Custodian fees 8,995
Compliance program costs (Note 3) 405
Professional fees 32,129
Printing fees 44,608
Other 45
Total Liabilities 13,466,523
Commitments and contingencies (Note 3) —
Net Assets $ 450,715,055
* Includes value of securities on loan (Note 2) 76,807,026
Cost of investment securities 320,084,537
Cost of repurchase agreements 5,453,849
Represented by:
Capital $ 255,944,760
Total distributable earnings (loss) 194,770,295
Net Assets $ 450,715,055

Equity Funds (II) - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 49
NVIT Real Estate
Fund
NVIT Small Cap
Value Fund
NVIT Victory Mid
Cap Value Fund
$ 220,618,142 $ 222,111,127 $ 464,136,149
— 9,389,817 35,503,361
2,244,079 2,596,108 14,644,500
709,604 128,369 371,616
— 3,158 4,866
628,070 3,895,889 1,098,798
24,925 11,655 101,189
— — 7,462
— 6,267 28,991
765 792 1,964
224,225,585 238,143,182 515,898,896
1,136,066 4,801,877 1,200,243
8,465,005 124,211 269,625
— 10,489,817 38,903,361
109,582 152,731 274,044
18,752 20,102 23,925
16,271 11,185 89,913
28,532 33,685 12,646
378 430 435
283 218 443
2,473 1,381 2,106
231 207 418
30,362 30,909 30,972
21,246 24,544 3,491
276 249 —
9,829,457 15,691,546 40,811,622
— — —
$ 214,396,128 $ 222,451,636 $ 475,087,274
— 32,786,594 70,901,190
155,401,426 180,943,588 387,610,295
— 9,389,817 35,503,361
$ 134,717,419 $ 156,121,908 $ 380,818,594
79,678,709 66,329,728 94,268,680
$ 214,396,128 $ 222,451,636 $ 475,087,274

50 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Small Company
Fund
Net Assets:
Class I Shares $ 315,223,357
Class II Shares 105,234,370
Class IV Shares 30,257,328
Total $ 450,715,055
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 12,047,081
Class II Shares 4,650,080
Class IV Shares 1,158,864
Total 17,856,025
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 26 .17
Class II Shares $ 22 .63
Class IV Shares $ 26 .11

Equity Funds (II) - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 51
NVIT Real Estate
Fund
NVIT Small Cap
Value Fund
NVIT Victory Mid
Cap Value Fund
$ 142,529,922 $ 142,002,284 $ 30,051,226
71,866,206 56,814,281 445,036,048
— 23,635,071 —
$ 214,396,128 $ 222,451,636 $ 475,087,274
15,729,965 12,828,288 3,480,741
8,065,247 5,534,391 51,021,372
— 2,135,850 —
23,795,212 20,498,529 54,502,113
$ 9 .06 $ 11 .07 $ 8 .63
$ 8 .91 $ 10 .27 $ 8 .72
$ — $ 11 .07 $ —

52 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
INVESTMENT INCOME:
Dividend income $ 295,946
Income from securities lending (net of fees) (Note 2) 175,173
Interest income 96,610
Foreign tax withholding (5,697)
Total Income 562,032
EXPENSES:
Investment advisory fees 1,637,541
Fund administration fees 81,618
Distribution fees Class II Shares 122,409
Administrative servicing fees Class I Shares 119,007
Administrative servicing fees Class II Shares 34,275
Administrative servicing fees Class IV Shares —
Professional fees 21,041
Printing fees 1,988
Trustee fees 6,871
Custodian fees 7,177
Accounting and transfer agent fees 1,478
Compliance program costs (Note 3) 895
Other 3,239
Total expenses before fees waived and expenses reimbursed 2,037,539
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (63,501)
Expenses reimbursed by adviser (Note 3) (51,758)
Net Expenses 1,922,280
NET INVESTMENT INCOME/(LOSS) (1,360,248)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 35,278,270
Foreign currency transactions (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 35,278,270
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 52,247,388
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 52,247,388
Net realized/unrealized gains (losses) 87,525,658
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 86,165,410

Equity Funds (II) - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 53
NVIT BlackRock
Equity Dividend
Fund
NVIT GQG US
Quality Equity Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
NVIT Jacobs Levy
Large Cap Growth
Fund
$ 6,191,354 $ 1,822,070 $ 448,293 $ 1,319,033 $ 1,417,300
18,902 8,980 80,167 4,279 16,863
233,633 24,061 197,366 23,686 227,998
(51,196) (24,865) (3,453) — (17,528)
6,392,693 1,830,246 722,373 1,346,998 1,644,633
1,863,340 303,838 1,183,740 730,098 1,006,194
102,446 37,864 61,538 56,973 99,214
646,516 106,425 148,934 57,838 421,587
46,453 2,087 126,071 147,822 207,294
387,911 21,286 89,361 — 421,587
16,342 — — — —
25,514 14,619 18,626 18,239 24,291
4,099 3,733 130 373 3,353
9,441 1,511 4,356 3,839 7,793
8,797 1,923 4,805 3,849 7,230
5,575 408 867 821 1,598
1,228 198 572 500 1,021
5,165 745 1,819 2,028 1,547
3,122,827 494,637 1,640,819 1,022,380 2,202,709
— (68,113) — — —
— (23,373) (12,927) (66,923) —
(70,723) (49) — — (19,170)
3,052,104 403,102 1,627,892 955,457 2,183,539
3,340,589 1,427,144 (905,519) 391,541 (538,906)
87,901,930 (809,098) 47,190,889 21,076,666 53,828,559
(6,740) — — — —
— — — — (23,539,272)
87,895,190 (809,098) 47,190,889 21,076,666 30,289,287
(19,361,504) 2,946,038 50,293,355 4,617,810 26,425,913
(10,571) — — — —
— — — — 1,438,236
(19,372,075) 2,946,038 50,293,355 4,617,810 27,864,149
68,523,115 2,136,940 97,484,244 25,694,476 58,153,436
$ 71,863,704 $ 3,564,084 $ 96,578,725 $ 26,086,017 $ 57,614,530

54 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager
Small Company
Fund
INVESTMENT INCOME:
Dividend income $ 2,133,603
Interest income 127,170
Income from securities lending (net of fees) (Note 2) 67,233
Foreign tax withholding (20,619)
Total Income 2,307,387
EXPENSES:
Investment advisory fees 1,657,188
Fund administration fees 77,843
Distribution fees Class II Shares 109,206
Administrative servicing fees Class I Shares 205,906
Administrative servicing fees Class II Shares 65,524
Administrative servicing fees Class IV Shares 20,073
Professional fees 20,483
Printing fees —
Trustee fees 6,061
Custodian fees 7,870
Accounting and transfer agent fees 1,286
Compliance program costs (Note 3) 789
Other 2,799
Total expenses before fees waived and expenses reimbursed 2,175,028
Investment advisory fees waived (Note 3) (52,469)
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,122,559
NET INVESTMENT INCOME 184,828
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 47,426,569
Net realized gains (losses) 47,426,569
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 53,556,278
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 53,556,278
Net realized/unrealized gains (losses) 100,982,847
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 101,167,675

Equity Funds (II) - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 55
NVIT Real Estate
Fund
NVIT Small Cap
Value Fund
NVIT Victory Mid
Cap Value Fund
$ 3,382,969 $ 1,630,876 $ 4,117,046
28,417 40,244 233,833
— 21,652 26,813
— (16,496) (796)
3,411,386 1,676,276 4,376,896
731,751 878,000 1,712,938
52,287 54,724 82,749
92,336 63,869 535,578
101,402 97,239 21,254
55,402 38,322 21,425
— 16,079 —
17,501 17,891 21,230
148 220 532
3,346 3,162 7,186
3,686 2,968 5,142
727 843 1,218
435 414 963
1,570 1,513 2,902
1,060,591 1,175,244 2,413,117
(13,600) — (82,341)
(85,028) — —
— (38,683) (165,973)
961,963 1,136,561 2,164,803
2,449,423 539,715 2,212,093
5,359,538 20,369,479 21,752,860
5,359,538 20,369,479 21,752,860
23,519,308 15,815,401 37,998,402
— — (163)
23,519,308 15,815,401 37,998,239
28,878,846 36,184,880 59,751,099
$ 31,328,269 $ 36,724,595 $ 61,963,192

The accompanying notes are an integral part of these financial statements.
56 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Equity Funds (II)
NVIT Allspring Discovery Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income/(loss) $ (1,360,248) $ (2,749,673)
Net realized gains (losses) 35,278,270 28,995,785
Net change in unrealized appreciation/depreciation 52,247,388 (1,464,184)
Change in net assets resulting from operations 86,165,410 24,781,928
Distributions to Shareholders From:
Distributable earnings:
Class I — (3,545,836)
Class II — (1,218,373)
Class IV — —
Change in net assets from shareholder distributions — (4,764,209)
Change in net assets from capital transactions (22,097,884) (50,934,956)
Change in net assets 64,067,526 (30,917,237)
Net Assets:
Beginning of period 431,616,409 462,533,646
End of period $ 495,683,935 $ 431,616,409
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,480,177 $ 3,115,534
Dividends reinvested — 3,545,836
Cost of shares redeemed (18,247,615) (38,371,851)
Total Class I Shares (16,767,438) (31,710,481)
Class II Shares
Proceeds from shares issued 3,331,173 4,364,343
Dividends reinvested — 1,218,373
Cost of shares redeemed (8,661,619) (24,807,191)
Total Class II Shares (5,330,446) (19,224,475)
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ (22,097,884) $ (50,934,956)

Equity Funds (II) - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 57
NVIT BlackRock Equity Dividend Fund NVIT GQG US Quality Equity Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 3,340,589 $ 8,365,182 $ 1,427,144 $ 1,146,918
87,895,190 56,405,491 (809,098) 24,084,110
(19,372,075) 42,924,969 2,946,038 (23,177,234)
71,863,704 107,695,642 3,564,084 2,053,794
— (3,291,509) — (419,616)
— (25,918,945) — (4,135,907)
— (1,130,454) — —
— (30,340,908) — (4,555,523)
(17,899,662) (18,211,061) (9,439,889) (7,622,211)
53,964,042 59,143,673 (5,875,805) (10,123,940)
588,354,726 529,211,053 91,848,713 101,972,653
$ 642,318,768 $ 588,354,726 $ 85,972,908 $ 91,848,713
$ 3,046,347 $ 5,808,116 $ 920,587 $ 2,383,515
— 3,291,509 — 419,616
(7,910,785) (10,124,495) (1,232,935) (2,107,997)
(4,864,438) (1,024,870) (312,348) 695,134
34,517,112 22,083,859 4,138,532 4,362,725
— 25,918,945 — 4,135,907
(47,068,958) (64,812,040) (13,266,073) (16,815,977)
(12,551,846) (16,809,236) (9,127,541) (8,317,345)
221,554 356,817 — —
— 1,130,454 — —
(704,932) (1,864,226) — —
(483,378) (376,955) — —
$ (17,899,662) $ (18,211,061) $ (9,439,889) $ (7,622,211)

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Equity Funds (II)
NVIT Allspring Discovery Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
SHARE TRANSACTIONS:
Class I Shares
Issued 177,560 418,862
Reinvested — 446,017
Redeemed (2,233,847) (5,117,563)
Total Class I Shares (2,056,287) (4,252,684)
Class II Shares
Issued 493,491 743,107
Reinvested — 178,647
Redeemed (1,227,557) (3,853,974)
Total Class II Shares (734,066) (2,932,220)
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares (2,790,353) (7,184,904)

Equity Funds (II) - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 59
NVIT BlackRock Equity Dividend Fund NVIT GQG US Quality Equity Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
126,002 271,432 76,891 204,920
— 147,322 — 37,649
(329,802) (466,895) (106,191) (183,772)
(203,800) (48,141) (29,300) 58,797
1,500,438 1,053,205 357,177 382,894
— 1,179,926 — 371,844
(1,964,996) (2,998,374) (1,125,666) (1,461,599)
(464,558) (765,243) (768,489) (706,861)
9,179 16,138 — —
— 50,574 — —
(29,018) (83,917) — —
(19,839) (17,205) — —
(688,197) (830,589) (797,789) (648,064)

The accompanying notes are an integral part of these financial statements.
60 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Equity Funds (II)
NVIT Invesco Small Cap Growth Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income/(loss) $ (905,519) $ (1,414,666)
Net realized gains 47,190,889 10,132,317
Net change in unrealized appreciation/depreciation 50,293,355 24,375,749
Change in net assets resulting from operations 96,578,725 33,093,400
Distributions to Shareholders From:
Distributable earnings:
Class I — (7,505,561)
Class II — (6,813,000)
Change in net assets from shareholder distributions — (14,318,561)
Change in net assets from capital transactions 13,328,073 44,510,402
Change in net assets 109,906,798 63,285,241
Net Assets:
Beginning of period 245,387,869 182,102,628
End of period $ 355,294,667 $ 245,387,869
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 23,916,597 $ 56,679,933
Dividends reinvested — 7,505,561
Cost of shares redeemed (24,432,682) (24,601,889)
Total Class I Shares (516,085) 39,583,605
Class II Shares
Proceeds from shares issued 24,807,093 23,260,003
Dividends reinvested — 6,813,000
Cost of shares redeemed (10,962,935) (25,146,206)
Total Class II Shares 13,844,158 4,926,797
Change in net assets from capital transactions $ 13,328,073 $ 44,510,402
SHARE TRANSACTIONS:
Class I Shares
Issued 1,118,473 3,370,728
Reinvested — 444,906
Redeemed (1,180,808) (1,476,798)
Total Class I Shares (62,335) 2,338,836
Class II Shares
Issued 1,412,656 1,688,457
Reinvested — 491,913
Redeemed (658,733) (1,779,551)
Total Class II Shares 753,923 400,819
Total change in shares 691,588 2,739,655

Equity Funds (II) - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 61
NVIT Jacobs Levy Large Cap Core Fund NVIT Jacobs Levy Large Cap Growth Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 391,541 $ 1,004,648 $ (538,906) $ (655,648)
21,076,666 16,563,690 30,289,287 28,572,115
4,617,810 9,105,695 27,864,149 32,473,185
26,086,017 26,674,033 57,614,530 60,389,652
— (23,880,277) — (24,625,400)
— (5,973,442) — (54,292,562)
— (29,853,719) — (78,917,962)
(12,123,890) (1,172,540) 2,563,417 83,737,606
13,962,127 (4,352,226) 60,177,947 65,209,296
244,347,748 248,699,974 499,781,652 434,572,356
$ 258,309,875 $ 244,347,748 $ 559,959,599 $ 499,781,652
$ 1,775,951 $ 1,895,862 $ 12,278,088 $ 35,284,109
— 23,880,277 — 24,625,400
(9,684,685) (24,338,427) (15,189,934) (27,989,698)
(7,908,734) 1,437,712 (2,911,846) 31,919,811
693,017 3,839,790 40,165,842 106,145,657
— 5,973,442 — 54,292,562
(4,908,173) (12,423,484) (34,690,579) (108,620,424)
(4,215,156) (2,610,252) 5,475,263 51,817,795
$ (12,123,890) $ (1,172,540) $ 2,563,417 $ 83,737,606
169,821 188,632 1,281,828 3,621,368
— 2,508,361 — 2,653,599
(959,045) (2,467,130) (1,602,913) (2,869,043)
(789,224) 229,863 (321,085) 3,405,924
74,011 415,394 4,652,450 11,594,921
— 653,011 — 6,262,118
(503,176) (1,308,232) (3,982,388) (11,879,050)
(429,165) (239,827) 670,062 5,977,989
(1,218,389) (9,964) 348,977 9,383,913

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Equity Funds (II)
NVIT Multi-Manager Small Company Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 184,828 $ 948,278
Net realized gains 47,426,569 22,487,438
Net change in unrealized appreciation/depreciation 53,556,278 8,854,129
Change in net assets resulting from operations 101,167,675 32,289,845
Distributions to Shareholders From:
Distributable earnings:
Class I — (20,291,400)
Class II — (7,192,012)
Class IV — (1,996,591)
Change in net assets from shareholder distributions — (29,480,003)
Change in net assets from capital transactions (5,197,186) (28,186,418)
Change in net assets 95,970,489 (25,376,576)
Net Assets:
Beginning of period 354,744,566 380,121,142
End of period $ 450,715,055 $ 354,744,566
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 12,366,414 $ 8,486,900
Dividends reinvested — 20,291,400
Cost of shares redeemed (21,226,938) (41,471,069)
Total Class I Shares (8,860,524) (12,692,769)
Class II Shares
Proceeds from shares issued 22,460,079 30,575,667
Dividends reinvested — 7,192,012
Cost of shares redeemed (17,415,594) (53,068,495)
Total Class II Shares 5,044,485 (15,300,816)
Class IV Shares
Proceeds from shares issued 139,799 1,130,420
Dividends reinvested — 1,996,591
Cost of shares redeemed (1,520,946) (3,319,844)
Total Class IV Shares (1,381,147) (192,833)
Change in net assets from capital transactions $ (5,197,186) $ (28,186,418)

Equity Funds (II) - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 63
NVIT Real Estate Fund NVIT Small Cap Value Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 2,449,423 $ 3,786,862 $ 539,715 $ 846,943
5,359,538 7,491,556 20,369,479 4,325,745
23,519,308 (10,585,999) 15,815,401 (1,587,878)
31,328,269 692,419 36,724,595 3,584,810
— (3,723,838) — (10,307,133)
— (1,765,154) — (4,122,999)
— — — (1,656,548)
— (5,488,992) — (16,086,680)
(11,512,156) (14,826,663) (10,494,530) 1,701,995
19,816,113 (19,623,236) 26,230,065 (10,799,875)
194,580,015 214,203,251 196,221,571 207,021,446
$ 214,396,128 $ 194,580,015 $ 222,451,636 $ 196,221,571
$ 2,225,015 $ 7,961,437 $ 3,019,969 $ 6,909,191
— 3,723,838 — 10,307,133
(9,064,644) (17,449,669) (11,356,173) (18,458,065)
(6,839,629) (5,764,394) (8,336,204) (1,241,741)
14,468,317 8,960,755 5,524,543 4,163,096
— 1,765,154 — 4,122,999
(19,140,844) (19,788,178) (6,791,234) (5,786,456)
(4,672,527) (9,062,269) (1,266,691) 2,499,639
— — 57,776 963,293
— — — 1,656,548
— — (949,411) (2,175,744)
— — (891,635) 444,097
$ (11,512,156) $ (14,826,663) $ (10,494,530) $ 1,701,995

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Equity Funds (II)
NVIT Multi-Manager Small Company Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
SHARE TRANSACTIONS:
Class I Shares
Issued 532,957 434,182
Reinvested — 1,036,512
Redeemed (932,918) (2,133,824)
Total Class I Shares (399,961) (663,130)
Class II Shares
Issued 1,119,289 1,807,667
Reinvested — 425,180
Redeemed (899,829) (3,156,535)
Total Class II Shares 219,460 (923,688)
Class IV Shares
Issued 6,295 57,445
Reinvested — 102,197
Redeemed (66,446) (169,640)
Total Class IV Shares (60,151) (9,998)
Total change in shares (240,652) (1,596,816)

Equity Funds (II) - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 65
NVIT Real Estate Fund NVIT Small Cap Value Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
259,772 1,014,919 303,272 747,511
— 474,732 — 1,109,587
(1,074,188) (2,220,183) (1,143,565) (1,981,825)
(814,416) (730,532) (840,293) (124,727)
1,786,429 1,179,987 606,302 488,987
— 228,647 — 478,315
(2,253,436) (2,602,726) (737,630) (670,499)
(467,007) (1,194,092) (131,328) 296,803
— — 5,812 104,540
— — — 178,339
— — (95,102) (231,210)
— — (89,290) 51,669
(1,281,423) (1,924,624) (1,060,911) 223,745

66 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Victory Mid Cap Value Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 2,212,093 $ 3,482,863
Net realized gains (losses) 21,752,860 (5,868,153)
Net change in unrealized appreciation/depreciation 37,998,239 12,056,923
Change in net assets resulting from operations 61,963,192 9,671,633
Distributions to Shareholders From:
Distributable earnings:
Class I — (2,146,593)
Class II — (25,912,515)
Change in net assets from shareholder distributions — (28,059,108)
Change in net assets from capital transactions (27,714,128) 132,504,028
Change in net assets 34,249,064 114,116,553
Net Assets:
Beginning of period 440,838,210 326,721,657
End of period $ 475,087,274 $ 440,838,210
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,484,498 $ 7,924,853
Dividends reinvested — 2,146,593
Cost of shares redeemed (4,494,928) (6,537,833)
Total Class I Shares (1,010,430) 3,533,613
Class II Shares
Proceeds from shares issued 9,547,744 144,238,288
Dividends reinvested — 25,912,515
Cost of shares redeemed (36,251,442) (41,180,388)
Total Class II Shares (26,703,698) 128,970,415
Change in net assets from capital transactions $ (27,714,128) $ 132,504,028
SHARE TRANSACTIONS:
Class I Shares
Issued 428,019 1,028,804
Reinvested — 283,056
Redeemed (560,456) (822,022)
Total Class I Shares (132,437) 489,838
Class II Shares
Issued 1,167,102 19,173,110
Reinvested — 3,381,645
Redeemed (4,421,602) (5,209,336)
Total Class II Shares (3,254,500) 17,345,419
Total change in shares (3,386,937) 17,835,257

Equity Funds (II) - June 30, 2026 (Unaudited) - Financial Highlights - 67
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 7.79 $ (0.02) $ 1.63 $ 1.61 $ — $ — $ — $ 9.40 20.67% $ 385,436 0.82% (0.56)% 0.87% 57.79%
12/31/2025 7.43 (0.04) 0.48 0.44 — (0.08) (0.08) 7.79 5.91% 335,276 0.82% (0.57)% 0.88% 72.91%
12/31/2024 6.27 (0.03) 1.19 1.16 — — — 7.43 18.50% 351,465 0.82% (0.47)% 0.88% 62.68%
12/31/2023 5.20 (0.02) 1.09 1.07 — — — 6.27 20.58% 330,070 0.82% (0.34)% 0.87% 53.01%
12/31/2022 11.56 (0.04) (4.12) (4.16) — (2.20) (2.20) 5.20 (37.61)% 299,552 0.82% (0.59)% 0.89% 52.92%
12/31/2021 13.85 (0.09) (0.35) (0.44) (0.02) (1.83) (1.85) 11.56 (4.70)% 524,188 0.82% (0.71)% 0.88% 56.85%
Class II Shares
6/30/2026 (Unaudited) 6.68 (0.03) 1.41 1.38 — — — 8.06 20.66% 110,248 1.07% (0.81)% 1.12% 57.79%
12/31/2025 6.40 (0.05) 0.41 0.36 — (0.08) (0.08) 6.68 5.62% 96,340 1.07% (0.82)% 1.13% 72.91%
12/31/2024 5.42 (0.04) 1.02 0.98 — — — 6.40 18.08% 111,069 1.07% (0.72)% 1.13% 62.68%
12/31/2023 4.50 (0.03) 0.95 0.92 — — — 5.42 20.44% 113,717 1.07% (0.59)% 1.12% 53.01%
12/31/2022 10.47 (0.05) (3.72) (3.77) — (2.20) (2.20) 4.50 (37.82)% 106,384 1.07% (0.84)% 1.15% 52.92%
12/31/2021 12.72 (0.12) (0.30) (0.42) — (1.83) (1.83) 10.47 (4.93)% 168,596 1.07% (0.96)% 1.13% 56.85%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

68 - Financial Highlights - June 30, 2026 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Equity Dividend Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 23.24 $ 0.16 $ 2.70 $ 2.86 $ — $ — $ — $ 26.10 12.31% $ 64,198 0.80% 1.33% 0.82% 61.93%
12/31/2025 20.23 0.38 3.89 4.27 (0.35) (0.91) (1.26) 23.24 21.44% 61,896 0.80% 1.72% 0.83% 57.78%
12/31/2024 19.49 0.39 1.55 1.94 (0.36) (0.84) (1.20) 20.23 9.86% 54,856 0.80% 1.89% 0.84% 50.55%
12/31/2023 19.32 0.40 1.78 2.18 (0.35) (1.66) (2.01) 19.49 11.99% 57,789 0.80% 2.05% 0.84% 41.27%
12/31/2022 22.79 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.32 (3.99)% 54,699 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.39 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.79 20.29% 59,202 0.80% 1.46% 0.85% 49.65%
Class II Shares
6/30/2026 (Unaudited) 22.89 0.13 2.66 2.79 — — — 25.68 12.19% 554,885 1.05% 1.08% 1.07% 61.93%
12/31/2025 19.95 0.32 3.82 4.14 (0.29) (0.91) (1.20) 22.89 21.10% 505,309 1.05% 1.47% 1.08% 57.78%
12/31/2024 19.24 0.34 1.52 1.86 (0.31) (0.84) (1.15) 19.95 9.57% 455,595 1.05% 1.65% 1.09% 50.55%
12/31/2023 19.09 0.35 1.77 2.12 (0.31) (1.66) (1.97) 19.24 11.77% 454,664 1.05% 1.80% 1.09% 41.27%
12/31/2022 22.57 0.30 (1.32) (1.02) (0.25) (2.21) (2.46) 19.09 (4.29)% 435,196 1.05% 1.42% 1.09% 52.53%
12/31/2021 19.21 0.26 3.57 3.83 (0.24) (0.23) (0.47) 22.57 20.00% 461,237 1.05% 1.21% 1.10% 49.65%
Class IV Shares
6/30/2026 (Unaudited) 23.25 0.16 2.70 2.86 — — — 26.11 12.30% 23,236 0.80% 1.33% 0.82% 61.93%
12/31/2025 20.24 0.38 3.89 4.27 (0.35) (0.91) (1.26) 23.25 21.42% 21,150 0.80% 1.76% 0.83% 57.78%
12/31/2024 19.51 0.40 1.53 1.93 (0.36) (0.84) (1.20) 20.24 9.79% 18,760 0.80% 1.90% 0.84% 50.55%
12/31/2023 19.33 0.40 1.79 2.19 (0.35) (1.66) (2.01) 19.51 12.04% 18,675 0.80% 2.05% 0.84% 41.27%
12/31/2022 22.80 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.33 (3.99)% 17,690 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.40 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.80 20.28% 20,018 0.80% 1.46% 0.85% 49.65%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2026 (Unaudited) - Financial Highlights - 69
The accompanying notes are an integral part of these financial statements.
NVIT GQG US Quality Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2026 (Unaudited) $ 11.05 $ 0.18 $ 0.21 $ 0.39 $ — $ — $ — $ 11.44 3.53% $ 8,224 0.78% 3.13% 0.83% 84.69%
12/31/2025 11.38 0.15 0.09 0.24 (0.12) (0.45) (0.57) 11.05 2.14% 8,264 0.78% 1.31% 0.84% 140.61%
12/31/2024 12.04 0.03 1.04 1.07 (0.03) (1.70) (1.73) 11.38 8.63% 7,843 0.78% 0.23% 0.83% 8.36%
12/31/2023 11.31 0.04 2.18 2.22 (0.04) (1.45) (1.49) 12.04 20.59% 7,800 0.85% 0.36% 0.91% 92.57%
12/31/2022 15.84 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.31 (22.92)% 6,576 0.86% 0.49% 0.92% 30.18%
12/31/2021 14.08 0.04 3.65 3.69 (0.05) (1.88) (1.93) 15.84 26.81% 9,380 0.87% 0.28% 0.94% 17.60%
Class II Shares
6/30/2026 (Unaudited) 11.03 0.18 0.21 0.39 — — — 11.42 3.54%(h) 77,749 0.87% 3.04% 1.08% 84.69%
12/31/2025 11.36 0.13 0.10 0.23 (0.11) (0.45) (0.56) 11.03 2.04% 83,584 0.87% 1.17% 1.09% 140.61%
12/31/2024 12.03 0.02 1.03 1.05 (0.02) (1.70) (1.72) 11.36 8.47% 94,129 0.87% 0.15% 1.08% 8.36%
12/31/2023 11.29 0.04 2.18 2.22 (0.03) (1.45) (1.48) 12.03 20.68% 97,601 0.87% 0.34% 1.09% 92.57%
12/31/2022 15.82 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.29 (22.95)% 89,538 0.87% 0.49% 1.09% 30.18%
12/31/2021 14.07 0.04 3.64 3.68 (0.05) (1.88) (1.93) 15.82 26.76% 132,963 0.87% 0.27% 1.10% 17.60%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor for the years ended 2025 and 2024.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

70 - Financial Highlights - June 30, 2026 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Invesco Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2026 (Unaudited) $ 18.13 $ (0.06) $ 7.16 $ 7.10 $ — $ — $ — $ 25.23 39.16% $ 202,861 1.03% (0.53)% 1.04% 59.92%
12/31/2025 16.63 (0.10) 2.74 2.64 — (1.14) (1.14) 18.13 16.36% 146,917 1.07% (0.58)% 1.08% 86.94%
12/31/2024 13.72 (0.09) 3.00 2.91 — — — 16.63 21.21% 95,860 1.08% (0.59)% 1.09% 116.42%
12/31/2023 11.68 (0.05) 2.09 2.04 — — — 13.72 17.47% 74,780 1.09% (0.43)% 1.09% 90.98%
12/31/2022 19.86 (0.07) (5.83) (5.90) — (2.28) (2.28) 11.68 (30.33)%(h) 64,673 1.09% (0.49)% 1.11% 77.32%
12/31/2021 19.65 (0.13) 2.16 2.03 — (1.82) (1.82) 19.86 10.25%(h) 96,458 1.09% (0.64)% 1.12% 61.82%
Class II Shares
6/30/2026 (Unaudited) 14.88 (0.07) 5.86 5.79 — — — 20.67 38.91% 152,434 1.28% (0.77)% 1.29% 59.92%
12/31/2025 13.87 (0.11) 2.26 2.15 — (1.14) (1.14) 14.88 16.08% 98,470 1.32% (0.82)% 1.33% 86.94%
12/31/2024 11.47 (0.11) 2.51 2.40 — — — 13.87 20.92% 86,242 1.33% (0.83)% 1.34% 116.42%
12/31/2023 9.79 (0.07) 1.75 1.68 — — — 11.47 17.16% 61,076 1.34% (0.67)% 1.34% 90.98%
12/31/2022 17.19 (0.09) (5.03) (5.12) — (2.28) (2.28) 9.79 (30.51)% 49,741 1.34% (0.73)% 1.36% 77.32%
12/31/2021 17.26 (0.16) 1.91 1.75 — (1.82) (1.82) 17.19 10.05% 66,855 1.34% (0.89)% 1.37% 61.82%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor for the years ended 2025 and 2024.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - June 30, 2026 (Unaudited) - Financial Highlights - 71
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 9.84 $ 0.02 $ 1.07 $ 1.09 $ — $ — $ — $ 10.93 11.08% $ 210,327 0.77% 0.34% 0.82% 44.61%
12/31/2025 10.00 0.04 1.10 1.14 (0.05) (1.25) (1.30) 9.84 11.88% 197,077 0.77% 0.44% 0.82% 89.97%
12/31/2024 12.59 0.06 2.22 2.28 (0.04) (4.83) (4.87) 10.00 21.48% 198,083 0.77% 0.49% 0.82% 66.02%
12/31/2023 11.05 0.06 2.44 2.50 (0.06) (0.90) (0.96) 12.59 23.39% 182,646 0.79% 0.50% 0.84% 166.06%
12/31/2022 15.15 0.05 (2.64) (2.59) (0.05) (1.46) (1.51) 11.05 (17.06)% 162,956 0.83% 0.41% 0.83% 10.20%
12/31/2021 12.24 0.04 3.19 3.23 (0.04) (0.28) (0.32) 15.15 26.57% 216,356 0.84% 0.30% 0.84% 12.58%
Class II Shares
6/30/2026 (Unaudited) 9.46 0.01 1.04 1.05 — — — 10.51 11.10% 47,983 0.87% 0.24% 0.92% 44.61%
12/31/2025 9.67 0.03 1.05 1.08 (0.04) (1.25) (1.29) 9.46 11.66% 47,270 0.87% 0.34% 0.92% 89.97%
12/31/2024 12.31 0.05 2.17 2.22 (0.03) (4.83) (4.86) 9.67 21.48% 50,617 0.87% 0.39% 0.92% 66.02%
12/31/2023 10.83 0.05 2.38 2.43 (0.05) (0.90) (0.95) 12.31 23.20% 48,678 0.89% 0.40% 0.94% 166.06%
12/31/2022 14.88 0.04 (2.59) (2.55) (0.04) (1.46) (1.50) 10.83 (17.11)% 45,596 0.93% 0.32% 0.93% 10.20%
12/31/2021 12.03 0.03 3.13 3.16 (0.03) (0.28) (0.31) 14.88 26.42% 57,249 0.94% 0.20% 0.94% 12.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

72 - Financial Highlights - June 30, 2026 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 9.42 $ — $ 1.08 $ 1.08 $ — $ — $ — $ 10.50 11.46% $ 184,165 0.70% (0.05)% 0.71% 67.25%
12/31/2025 9.78 — 1.37 1.37 (0.39) (1.34) (1.73) 9.42 14.20% 168,202 0.70% 0.03% 0.72% 97.60%
12/31/2024 8.50 — 2.10 2.10 (0.08) (0.74) (0.82) 9.78 26.06% 141,377 0.70% (0.04)% 0.71% 100.08%
12/31/2023 6.97 — 2.39 2.39 (0.44) (0.42) (0.86) 8.50 35.36% 108,357 0.81% (0.01)% 0.87% 106.31%
12/31/2022 10.48 — (1.20) (1.20) (0.50) (1.81) (2.31) 6.97 (12.49)% 79,244 0.81% 0.03% 0.88% 136.52%
12/31/2021 8.94 (0.01) 3.42 3.41 — (1.87) (1.87) 10.48 40.45% 93,990 0.81% (0.11)% 0.90% 107.88%
Class II Shares
6/30/2026 (Unaudited) 8.79 (0.01) 1.01 1.00 — — — 9.79 11.38% 375,794 0.95% (0.30)% 0.96% 67.25%
12/31/2025 9.24 (0.02) 1.28 1.26 (0.37) (1.34) (1.71) 8.79 13.82% 331,579 0.95% (0.22)% 0.97% 97.60%
12/31/2024 8.07 (0.02) 1.99 1.97 (0.06) (0.74) (0.80) 9.24 25.86% 293,196 0.95% (0.25)% 0.96% 100.08%
12/31/2023 6.67 (0.02) 2.28 2.26 (0.44) (0.42) (0.86) 8.07 34.99% 232,429 1.06% (0.26)% 1.12% 106.31%
12/31/2022 10.11 (0.02) (1.15) (1.17) (0.46) (1.81) (2.27) 6.67 (12.64)% 149,006 1.06% (0.23)% 1.14% 136.52%
12/31/2021 8.70 (0.03) 3.31 3.28 — (1.87) (1.87) 10.11 40.03%(g) 187,861 1.06% (0.36)% 1.15% 107.88%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - June 30, 2026 (Unaudited) - Financial Highlights - 73
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Company Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 20.27 $ 0.02 $ 5.88 $ 5.90 $ — $ — $ — $ 26.17 29.11% $ 315,223 1.03% 0.15% 1.06% 44.60%
12/31/2025 19.97 0.06 1.94 2.00 (0.20) (1.50) (1.70) 20.27 10.35% 252,312 1.04% 0.33% 1.07% 75.06%
12/31/2024 18.22 0.15 2.19 2.34 (0.02) (0.57) (0.59) 19.97 13.08% 261,850 1.04% 0.78% 1.07% 69.07%
12/31/2023 16.16 0.08 2.17 2.25 (0.09) (0.10) (0.19) 18.22 13.99% 258,290 1.04% 0.47% 1.06% 80.61%
12/31/2022 25.89 0.10 (4.82) (4.72) (0.08) (4.93) (5.01) 16.16 (18.77)% 261,535 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.99 (0.02) 6.17 6.15 — (0.25) (0.25) 25.89 30.84% 350,780 1.06% (0.07)% 1.08% 74.63%
Class II Shares
6/30/2026 (Unaudited) 17.55 (0.01) 5.09 5.08 — — — 22.63 28.95% 105,234 1.28% (0.09)% 1.31% 44.60%
12/31/2025 17.51 0.01 1.69 1.70 (0.16) (1.50) (1.66) 17.55 10.05% 77,775 1.29% 0.08% 1.32% 75.06%
12/31/2024 16.06 0.10 1.92 2.02 — (0.57) (0.57) 17.51 12.84% 93,772 1.29% 0.57% 1.32% 69.07%
12/31/2023 14.27 0.03 1.91 1.94 (0.05) (0.10) (0.15) 16.06 13.69% 72,835 1.29% 0.21% 1.31% 80.61%
12/31/2022 23.58 0.04 (4.37) (4.33) (0.05) (4.93) (4.98) 14.27 (18.98)% 68,627 1.30% 0.23% 1.32% 74.80%
12/31/2021 18.27 (0.07) 5.63 5.56 — (0.25) (0.25) 23.58 30.51% 78,214 1.31% (0.31)% 1.33% 74.63%
Class IV Shares
6/30/2026 (Unaudited) 20.23 0.02 5.86 5.88 — — — 26.11 29.07% 30,257 1.03% 0.15% 1.06% 44.60%
12/31/2025 19.93 0.06 1.94 2.00 (0.20) (1.50) (1.70) 20.23 10.37% 24,657 1.04% 0.33% 1.07% 75.06%
12/31/2024 18.18 0.15 2.19 2.34 (0.02) (0.57) (0.59) 19.93 13.12% 24,499 1.04% 0.80% 1.07% 69.07%
12/31/2023 16.13 0.08 2.16 2.24 (0.09) (0.10) (0.19) 18.18 13.96% 23,259 1.04% 0.47% 1.06% 80.61%
12/31/2022 25.85 0.10 (4.81) (4.71) (0.08) (4.93) (5.01) 16.13 (18.76)% 21,765 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.97 (0.02) 6.15 6.13 — (0.25) (0.25) 25.85 30.77% 28,226 1.06% (0.08)% 1.08% 74.63%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

74 - Financial Highlights - June 30, 2026 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Real Estate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 7.80 $ 0.10 $ 1.16 $ 1.26 $ — $ — $ — $ 9.06 16.15% $ 142,530 0.83% 2.43% 0.93% 55.42%
12/31/2025 7.98 0.15 (0.11) 0.04 (0.13) (0.09) (0.22) 7.80 0.58% 129,051 0.84% 1.97% 0.93% 111.04%
12/31/2024 7.37 0.14 0.66 0.80 (0.19) — (0.19) 7.98 10.72% 137,795 0.83% 1.75% 0.93% 70.65%
12/31/2023 6.84 0.15 0.70 0.85 (0.16) (0.16) (0.32) 7.37 12.88% 138,949 0.84% 2.16% 0.93% 107.42%
12/31/2022 10.55 0.15 (3.09) (2.94) (0.13) (0.64) (0.77) 6.84 (28.52)% 136,237 0.84% 1.83% 0.93% 92.95%
12/31/2021 7.26 0.07 3.32 3.39 (0.10) — (0.10) 10.55 46.75% 202,790 0.85% 0.82% 0.94% 65.02%
Class II Shares
6/30/2026 (Unaudited) 7.68 0.09 1.14 1.23 — — — 8.91 16.02% 71,866 1.08% 2.18% 1.18% 55.42%
12/31/2025 7.86 0.13 (0.11) 0.02 (0.11) (0.09) (0.20) 7.68 0.33% 65,529 1.09% 1.69% 1.18% 111.04%
12/31/2024 7.26 0.11 0.66 0.77 (0.17) — (0.17) 7.86 10.49% 76,408 1.08% 1.52% 1.18% 70.65%
12/31/2023 6.74 0.13 0.70 0.83 (0.15) (0.16) (0.31) 7.26 12.64% 77,177 1.09% 1.92% 1.18% 107.42%
12/31/2022 10.41 0.13 (3.06) (2.93) (0.10) (0.64) (0.74) 6.74 (28.72)% 76,361 1.09% 1.54% 1.18% 92.95%
12/31/2021 7.17 0.05 3.27 3.32 (0.08) — (0.08) 10.41 46.33% 118,765 1.10% 0.57% 1.19% 65.02%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2026 (Unaudited) - Financial Highlights - 75
The accompanying notes are an integral part of these financial statements.
NVIT Small Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 9.28 $ 0.03 $ 1.76 $ 1.79 $ — $ — $ — $ 11.07 19.29% $ 142,002 1.06% 0.60% 1.10% 68.34%
12/31/2025 9.87 0.05 0.16 0.21 (0.12) (0.68) (0.80) 9.28 2.17% 126,788 1.06% 0.50% 1.10% 63.49%
12/31/2024 9.42 0.08 0.53 0.61 (0.07) (0.09) (0.16) 9.87 6.53% 136,084 1.06% 0.79% 1.10% 40.66%
12/31/2023 8.47 0.03 1.40 1.43 (0.04) (0.44) (0.48) 9.42 17.45% 142,939 1.06% 0.39% 1.10% 54.06%
12/31/2022 11.58 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.47 (12.91)% 131,645 1.06% 0.35% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.82 2.81 — — — 11.58 32.04% 165,179 1.06% (0.06)% 1.13% 60.03%
Class II Shares
6/30/2026 (Unaudited) 8.61 0.02 1.64 1.66 — — — 10.27 19.28% 56,814 1.31% 0.34% 1.35% 68.34%
12/31/2025 9.22 0.02 0.15 0.17 (0.10) (0.68) (0.78) 8.61 1.87% 48,801 1.31% 0.26% 1.35% 63.49%
12/31/2024 8.82 0.05 0.50 0.55 (0.06) (0.09) (0.15) 9.22 6.30% 49,501 1.31% 0.54% 1.35% 40.66%
12/31/2023 7.96 0.01 1.31 1.32 (0.02) (0.44) (0.46) 8.82 17.15% 52,154 1.31% 0.14% 1.35% 54.06%
12/31/2022 11.00 0.01 (1.44) (1.43) (0.01) (1.60) (1.61) 7.96 (13.16)% 49,703 1.31% 0.11% 1.36% 52.48%
12/31/2021 8.36 (0.03) 2.67 2.64 — — — 11.00 31.58% 60,496 1.31% (0.30)% 1.38% 60.03%
Class IV Shares
6/30/2026 (Unaudited) 9.27 0.03 1.77 1.80 — — — 11.07 19.42% 23,635 1.06% 0.60% 1.10% 68.34%
12/31/2025 9.86 0.05 0.16 0.21 (0.12) (0.68) (0.80) 9.27 2.16% 20,633 1.06% 0.50% 1.10% 63.49%
12/31/2024 9.42 0.08 0.52 0.60 (0.07) (0.09) (0.16) 9.86 6.43% 21,437 1.06% 0.79% 1.10% 40.66%
12/31/2023 8.46 0.03 1.41 1.44 (0.04) (0.44) (0.48) 9.42 17.59% 21,833 1.06% 0.39% 1.10% 54.06%
12/31/2022 11.57 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.46 (12.94)% 19,877 1.06% 0.36% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.81 2.80 — — — 11.57 31.93% 24,718 1.06% (0.06)% 1.13% 60.03%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

76 - Financial Highlights - June 30, 2026 (Unaudited) - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Victory Mid Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 7.54 $ 0.04 $ 1.05 $ 1.09 $ — $ — $ — $ 8.63 14.46% $ 30,051 0.84% 1.07% 0.95% 35.93%
12/31/2025 8.08 0.09 0.11 0.20 (0.08) (0.66) (0.74) 7.54 2.39% 27,239 0.85% 1.14% 0.97% 62.79%
12/31/2024 7.66 0.08 0.58 0.66 (0.09) (0.15) (0.24) 8.08 8.54% 25,239 0.92% 1.04% 0.99% 88.43%
12/31/2023 8.43 0.11 0.54 0.65 (0.13) (1.29) (1.42) 7.66 8.82% 24,318 0.93% 1.33% 0.99% 36.55%
12/31/2022 9.52 0.13 (0.39) (0.26) (0.13) (0.70) (0.83) 8.43 (2.59)% 24,558 0.93% 1.44% 0.99% 93.03%
12/31/2021 7.73 0.07 1.80 1.87 (0.08) — (0.08) 9.52 24.20% 22,901 0.93% 0.84% 1.00% 56.28%
Class II Shares
6/30/2026 (Unaudited) 7.62 0.04 1.06 1.10 — — — 8.72 14.44% 445,036 0.95% 0.96% 1.06% 35.93%
12/31/2025 8.16 0.08 0.11 0.19 (0.07) (0.66) (0.73) 7.62 2.30% 413,600 0.95% 1.06% 1.07% 62.79%
12/31/2024 7.73 0.08 0.58 0.66 (0.08) (0.15) (0.23) 8.16 8.49% 301,483 1.01% 0.95% 1.08% 88.43%
12/31/2023 8.50 0.10 0.54 0.64 (0.12) (1.29) (1.41) 7.73 8.63% 312,734 1.02% 1.24% 1.08% 36.55%
12/31/2022 9.59 0.12 (0.39) (0.27) (0.12) (0.70) (0.82) 8.50 (2.66)% 325,615 1.02% 1.32% 1.08% 93.03%
12/31/2021 7.79 0.07 1.80 1.87 (0.07) — (0.07) 9.59 24.02% 360,185 1.02% 0.73% 1.09% 56.28%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 77
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2026, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Allspring Discovery Fund ("Discovery")
NVIT BlackRock Equity Dividend Fund ("Equity Dividend")
NVIT GQG US Quality Equity Fund ("US Quality Equity")
NVIT Invesco Small Cap Growth Fund ("Small Cap Growth")
NVIT Jacobs Levy Large Cap Core Fund ("JL Large Cap Core")
NVIT Jacobs Levy Large Cap Growth Fund ("JL Large Cap Growth")
NVIT Multi-Manager Small Company Fund ("Small Company")
NVIT Real Estate Fund ("Real Estate")
NVIT Small Cap Value Fund (formerly, NVIT Multi-Manager Small Cap Value Fund) ("Small Cap Value")
NVIT Victory Mid Cap Value Fund ("Mid Cap Value")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of Equity Dividend,
Small Cap Growth, JL Large Cap Core, and Real Estate. Shares of Discovery, US Quality Equity, JL Large Cap Growth, Small
Company, Small Cap Value, and Mid Cap Value are held by separate accounts established by NLIC, NLAIC, and other affiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II and Class IV shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Real Estate and US Quality Equity, is a diversified fund as defined in the 1940 Act. Real Estate and US Quality
Equity are non-diversified funds, as defined in the 1940 Act.
Effective February 20, 2026, NVIT Multi-Manager Small Cap Value Fund was renamed to "NVIT Small Cap Value Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

78 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (II)
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

Equity Funds (II) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 79
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Discovery
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 484,506,170 $ – $ – $ 484,506,170
Repurchase Agreements – 16,548,501 – 16,548,501
Short-Term Investments 3,000,000 – – 3,000,000
Total $ 487,506,170 $ 16,548,501 $ – $ 504,054,671
Equity Dividend
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 24,326,003 $ 2,388,029 $ – $ 26,714,032
Air Freight & Logistics 12,780,088 – – 12,780,088
Banks 57,428,045 – – 57,428,045
Beverages 12,632,656 – – 12,632,656
Broadline Retail 41,940,213 – – 41,940,213
Building Products 4,737,541 – – 4,737,541
Capital Markets 20,245,297 – – 20,245,297
Chemicals 16,468,277 – – 16,468,277
Commercial Services & Supplies – 7,779,850 – 7,779,850
Communications Equipment 3,023,185 – – 3,023,185
Consumer Finance 3,497,609 – – 3,497,609
Consumer Staples Distribution & Retail 9,331,736 – – 9,331,736
Containers & Packaging 9,709,442 – – 9,709,442
Diversified Telecommunication Services 5,242,225 – – 5,242,225
Electric Utilities 18,675,136 – – 18,675,136
Electronic Equipment, Instruments &
Components 5,866,094 – – 5,866,094
Entertainment 8,680,306 – – 8,680,306
Ground Transportation 4,654,569 – – 4,654,569
Health Care Equipment & Supplies 19,298,065 – – 19,298,065
Health Care Providers & Services 45,562,696 – – 45,562,696
Health Care REITs 3,366,454 – – 3,366,454
Hotel & Resort REITs 1,846,843 – – 1,846,843
Hotels, Restaurants & Leisure 8,449,445 – – 8,449,445
Household Products 6,210,351 – – 6,210,351
Industrial Conglomerates 112 – – 112
Industrial REITs 6,784,599 – – 6,784,599
Insurance 16,673,879 – – 16,673,879
Interactive Media & Services 12,524,190 – – 12,524,190
Leisure Products 6,370,910 – – 6,370,910
Life Sciences Tools & Services 6,282,983 – – 6,282,983

80 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Machinery $ 8,751,354 $ – $ – $ 8,751,354
Metals & Mining 3,354,275 – – 3,354,275
Multi-Utilities 10,677,937 – – 10,677,937
Oil, Gas & Consumable Fuels 19,880,434 6,043,071 – 25,923,505
Pharmaceuticals 29,600,358 – – 29,600,358
Residential REITs 7,031,755 – – 7,031,755
Semiconductors & Semiconductor
Equipment 19,182,040 – – 19,182,040
Software 36,839,082 – – 36,839,082
Specialty Retail 11,567,199 – – 11,567,199
Technology Hardware, Storage &
Peripherals 40,415,392 – – 40,415,392
Textiles, Apparel & Luxury Goods – 3,112,180 – 3,112,180
Tobacco 15,306,784 – – 15,306,784
Trading Companies & Distributors 9,317,629 – – 9,317,629
Total Common Stocks $ 604,533,188 $ 19,323,130 $ – $ 623,856,318
Master Limited Partnership 4,705,942 – – 4,705,942
Repurchase Agreements – 6,087,229 – 6,087,229
Short-Term Investments 1,600,000 – – 1,600,000
Total $ 610,839,130 $ 25,410,359 $ – $ 636,249,489
US Quality Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 82,092,912 $ – $ – $ 82,092,912
Repurchase Agreement – 764,148 – 764,148
Total $ 82,092,912 $ 764,148 $ – $ 82,857,060
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 344,798,438 $ – $ – $ 344,798,438
Repurchase Agreement – 4,256,405 – 4,256,405
Short-Term Investments 1,400,000 – – 1,400,000
Total $ 346,198,438 $ 4,256,405 $ – $ 350,454,843
JL Large Cap Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 257,536,898 $ – $ – $ 257,536,898
Repurchase Agreement – 2,195,790 – 2,195,790
Short-Term Investments 300,000 – – 300,000
Total $ 257,836,898 $ 2,195,790 $ – $ 260,032,688

Equity Funds (II) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 81
JL Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 536,968,775 $ – $ – $ 536,968,775
Repurchase Agreements – 5,912,372 – 5,912,372
Short-Term Investments 1,400,000 – – 1,400,000
Total Return Swaps† – 4,953,311 – 4,953,311
Total Assets $ 538,368,775 $ 10,865,683 $ – $ 549,234,458
Liabilities:
Total Return Swaps† $ – $ (3,184,605) $ – $ (3,184,605)
Total Liabilities $ – $ (3,184,605) $ – $ (3,184,605)
Total $ 538,368,775 $ 7,681,078 $ – $ 546,049,853
Small Company
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 12,136,540 $ – $ – $ 12,136,540
Air Freight & Logistics 174,442 – – 174,442
Automobile Components 9,499,602 – – 9,499,602
Banks 44,896,479 – – 44,896,479
Beverages 141,702 – – 141,702
Biotechnology 28,067,053 – – 28,067,053
Broadline Retail 276,286 – – 276,286
Building Products 5,782,881 – – 5,782,881
Capital Markets 8,951,985 – – 8,951,985
Chemicals 8,994,732 – – 8,994,732
Communications Equipment 5,008,256 – – 5,008,256
Construction & Engineering 18,211,432 – – 18,211,432
Consumer Finance 15,490,042 – – 15,490,042
Consumer Staples Distribution & Retail 4,179,679 – – 4,179,679
Containers & Packaging 725,613 – – 725,613
Distributors 1,671,765 – – 1,671,765
Diversified Consumer Services 32,193 – – 32,193
Diversified REITs 822,965 – – 822,965
Diversified Telecommunication Services 837,482 – – 837,482
Electric Utilities 219,076 – – 219,076
Electrical Equipment 7,508,255 – – 7,508,255
Electronic Equipment, Instruments &
Components 21,252,362 – – 21,252,362
Energy Equipment & Services 5,720,258 – – 5,720,258
Entertainment 6,796,396 – – 6,796,396
Financial Services 2,814,655 – – 2,814,655
Financials 677,180 – – 677,180
Food Products 1,742,144 – – 1,742,144
Gas Utilities 3,950,605 – – 3,950,605
Ground Transportation 15,809,723 – – 15,809,723
Health Care Equipment & Supplies 7,449,590 – – 7,449,590
Health Care Providers & Services 16,508,101 – – 16,508,101
Health Care REITs 2,249,464 – – 2,249,464
Health Care Technology 1,761,741 – – 1,761,741
Hotel & Resort REITs 5,175,702 – – 5,175,702
Hotels, Restaurants & Leisure 2,093,643 – – 2,093,643
Household Durables 3,841,219 – – 3,841,219
Independent Power and Renewable
Electricity Producers 818,645 – – 818,645
Industrial REITs 369,994 – – 369,994
Industrials 112,298 – – 112,298
Insurance 17,469,911 – – 17,469,911

82 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Interactive Media & Services $ 2,187,398 $ – $ – $ 2,187,398
IT Services 3,133,651 – – 3,133,651
Leisure Products 5,079,273 – – 5,079,273
Life Sciences Tools & Services 7,120,580 – – 7,120,580
Machinery 15,510,550 – – 15,510,550
Marine Transportation 1,341,480 – – 1,341,480
Media 1,562,493 – – 1,562,493
Metals & Mining 9,700,446 – – 9,700,446
Mortgage Real Estate Investment Trusts
(REITs) 453,954 – – 453,954
Multi-Utilities 2,498,742 – – 2,498,742
Office REITs 1,344,699 – – 1,344,699
Oil, Gas & Consumable Fuels 15,263,667 – – 15,263,667
Paper & Forest Products 1,336,598 – – 1,336,598
Passenger Airlines 6,126,308 – – 6,126,308
Personal Care Products 1,266,922 – – 1,266,922
Pharmaceuticals 9,880,061 – – 9,880,061
Professional Services 2,951,815 – – 2,951,815
Real Estate Management & Development 1,007,932 – – 1,007,932
Residential REITs 794,668 – – 794,668
Retail REITs 686,258 – – 686,258
Semiconductors & Semiconductor
Equipment 30,087,435 – – 30,087,435
Software 12,459,604 – – 12,459,604
Specialty Retail 13,005,609 – – 13,005,609
Textiles, Apparel & Luxury Goods 2,987,506 – – 2,987,506
Trading Companies & Distributors 3,962,210 – – 3,962,210
Water Utilities 1,046,806 – – 1,046,806
Wireless Telecommunication Services 297,206 – – 297,206
Total Common Stocks $ 443,335,962 $ – $ – $ 443,335,962
Repurchase Agreements – 5,453,849 – 5,453,849
Rights – – – –
Short-Term Investments 2,200,000 – – 2,200,000
Total $ 445,535,962 $ 5,453,849 $ – $ 450,989,811
Real Estate
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 220,618,142 $ – $ – $ 220,618,142
Total $ 220,618,142 $ – $ – $ 220,618,142
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 40,052 $ – $ – $ 40,052
Air Freight & Logistics 144,747 – – 144,747
Automobile Components 6,533,124 – – 6,533,124
Banks 35,707,711 – – 35,707,711
Biotechnology 9,293,392 – – 9,293,392
Broadline Retail 223,014 – – 223,014
Building Products 570,267 – – 570,267
Capital Markets 745,876 – – 745,876
Chemicals 5,034,783 – – 5,034,783
Communications Equipment 1,836,155 – – 1,836,155
Construction & Engineering 4,658,886 – – 4,658,886
Consumer Finance 10,457,780 – – 10,457,780

Equity Funds (II) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 83
Level 1 Level 2 Level 3 Total
Assets:
Consumer Staples Distribution & Retail $ 3,936,886 $ – $ – $ 3,936,886
Containers & Packaging 641,232 – – 641,232
Distributors 1,611,472 – – 1,611,472
Diversified Consumer Services 28,908 – – 28,908
Diversified REITs 798,191 – – 798,191
Diversified Telecommunication Services 724,614 – – 724,614
Electric Utilities 192,344 – – 192,344
Electrical Equipment 2,132,466 – – 2,132,466
Electronic Equipment, Instruments &
Components 2,356,320 – – 2,356,320
Energy Equipment & Services 2,503,156 – – 2,503,156
Entertainment 5,715,786 – – 5,715,786
Financial Services 3,389,338 – – 3,389,338
Financials 628,382 – – 628,382
Food Products 1,541,977 – – 1,541,977
Gas Utilities 3,539,840 – – 3,539,840
Ground Transportation 10,108,250 – – 10,108,250
Health Care Equipment & Supplies 5,274,768 – – 5,274,768
Health Care Providers & Services 1,670,864 – – 1,670,864
Health Care REITs 1,443,125 – – 1,443,125
Health Care Technology 1,118,069 – – 1,118,069
Hotel & Resort REITs 4,816,873 – – 4,816,873
Hotels, Restaurants & Leisure 58,496 – – 58,496
Household Durables 3,338,734 – – 3,338,734
Independent Power and Renewable
Electricity Producers – – – –
Industrial REITs 459,866 – – 459,866
Insurance 16,015,319 – – 16,015,319
Interactive Media & Services 1,890,785 – – 1,890,785
IT Services 1,412,411 – – 1,412,411
Leisure Products 4,397,768 – – 4,397,768
Life Sciences Tools & Services 3,711,768 – – 3,711,768
Machinery 5,137,858 – – 5,137,858
Media 2,326,457 – – 2,326,457
Metals & Mining 4,754,606 – – 4,754,606
Mortgage Real Estate Investment Trusts
(REITs) 398,844 – – 398,844
Multi-Utilities 1,608,622 – – 1,608,622
Office REITs 1,227,769 – – 1,227,769
Oil, Gas & Consumable Fuels 9,631,596 – – 9,631,596
Paper & Forest Products 1,048,571 – – 1,048,571
Passenger Airlines 4,558,872 – – 4,558,872
Personal Care Products 1,481,574 – – 1,481,574
Pharmaceuticals 3,013,131 – – 3,013,131
Professional Services 1,887,154 – – 1,887,154
Real Estate Management & Development 861,342 – – 861,342
Residential REITs 842,000 – – 842,000
Retail REITs 443,601 – – 443,601
Semiconductors & Semiconductor
Equipment 704,142 – – 704,142
Software 6,084,386 – – 6,084,386
Specialty Retail 8,097,627 – – 8,097,627
Textiles, Apparel & Luxury Goods 1,843,303 – – 1,843,303
Trading Companies & Distributors 3,330,665 – – 3,330,665
Water Utilities 824,488 – – 824,488
Wireless Telecommunication Services 200,724 – – 200,724
Total Common Stocks $ 221,011,127 $ – $ – $ 221,011,127
Repurchase Agreements – 9,389,817 – 9,389,817
Rights – – – –
Short-Term Investments 1,100,000 – – 1,100,000
Total $ 222,111,127 $ 9,389,817 $ – $ 231,500,944

84 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (II)
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2026, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of
Mid Cap Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 460,736,149 $ – $ – $ 460,736,149
Repurchase Agreements – 35,503,361 – 35,503,361
Short-Term Investments 3,400,000 – – 3,400,000
Total $ 464,136,149 $ 35,503,361 $ – $ 499,639,510
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of June 30, 2026, Small Company held two common stock investments and one rights investment that were categorized as
Level 3 investments which were each valued at $0.
As of June 30, 2026, Small Cap Value held one common stock investment and one rights investment that were categorized as
Level 3 investments which were each valued at $0.
Mid Cap Value
Common
Stocks Total
Balance as of 12/31/2025 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 66 66
Distributions — —
Purchases — —
Sales (66) (66)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2026 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2026 ** $ — $ —
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Equity Funds (II) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 85
operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the

86 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (II)
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
As of June 30, 2026, the Funds had no open forward foreign currency contracts.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
As of June 30, 2026, the Funds had no open futures contracts.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2026:
JL Large Cap Growth
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 4,953,311
Total $ 4,953,311

Equity Funds (II) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 87
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2026:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2026:
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended June 30, 2026:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of June 30, 2026, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
Liabilities: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ (3,184,605)
Total $ (3,184,605)
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
JL Large Cap Growth
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ (23,539,272)
Total $ (23,539,272)
JL Large Cap Growth
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ 1,438,236
Total $ 1,438,236
JL Large Cap Growth
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 167,740,024
Average Notional Balance — Pays Float Rate $ (154,600,448)

88 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (II)
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2026:
(g) Securities Lending
During the six months ended June 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
JL Large Cap Growth
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 4,953,311 $ (3,178,560) $ — $ 1,774,751
Total $ 4,953,311 $ (3,178,560) $ — $ 1,774,751
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
(3,178,560) 3,178,560 — —
Total $ (3,178,560) $ 3,178,560 $ — $ —

Equity Funds (II) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 89
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the six months ended June 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
l
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Discovery $ 19,548,501
Equity Dividend 7,687,229
US Quality Equity 764,148
Small Cap Growth 5,656,405
JL Large Cap Core 2,495,790
JL Large Cap Growth 7,312,372
Small Company 7,653,849
Small Cap Value 10,489,817
Mid Cap Value 38,903,361

90 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (II)
As of June 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2026, the joint repos on a gross basis were as follows:
Bank of America NA, 3.65%, dated 6/30/2026, due 7/1/2026, repurchase price $43,504,411, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 3.50%, maturing 6/1/2043 - 2/1/2047; total market value $44,370,000.
BNP Paribas Securities Corp., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $22,002,219, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.88%, maturing 10/31/2030 - 5/15/2056; total market value
$22,440,000.
BofA Securities, Inc., 3.65%, dated 6/30/2026, due 7/1/2026, repurchase price $11,001,115, collateralized by U.S. Government
Agency Securities, ranging from 4.78% - 5.01%, maturing 9/20/2054 - 11/20/2072; total market value $11,220,000.
Cantor Fitzgerald & Co., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $15,001,513, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.25% - 8.50%, maturing 2/20/2027 - 5/20/2076; total market value
$15,300,000.
Cantor Fitzgerald & Co., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $53,005,345, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.25% - 8.50%, maturing 2/20/2027 - 5/20/2076; total market value
$54,060,000.
CF Secured, LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $116,116,883, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.50%, maturing 10/13/2026 - 11/20/2075; total market value
$118,439,223.
MetLife, Inc., 3.64%, dated 6/30/2026, due 7/1/2026, repurchase price $59,005,965, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 5.50%, maturing 8/15/2028 - 8/15/2047; total market value $60,210,181.
Pershing LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $32,003,226, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 7/1/2026 - 5/20/2076; total market value $32,640,077.
Discovery
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BNP Paribas
Securities Corp. $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
BofA Securities, Inc. 8,000,000 – 8,000,000 (8,000,000) –
CF Secured, LLC 2,848,501 – 2,848,501 (2,848,501) –
Pershing LLC 2,700,000 – 2,700,000 (2,700,000) –
Total $ 16,548,501 $ – $ 16,548,501 $ (16,548,501) $ –

Equity Funds (II) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 91
Equity Dividend
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 3,000,000 – 3,000,000 (3,000,000) –
CF Secured, LLC 87,229 – 87,229 (87,229) –
Total $ 6,087,229 $ – $ 6,087,229 $ (6,087,229) $ –
US Quality Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 764,148 $ – $ 764,148 $ (764,148) $ –
Total $ 764,148 $ – $ 764,148 $ (764,148) $ –
Small Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 4,256,405 $ – $ 4,256,405 $ (4,256,405) $ –
Total $ 4,256,405 $ – $ 4,256,405 $ (4,256,405) $ –

92 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (II)
JL Large Cap Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,195,790 $ – $ 2,195,790 $ (2,195,790) $ –
Total $ 2,195,790 $ – $ 2,195,790 $ (2,195,790) $ –
JL Large Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BNP Paribas
Securities Corp. $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
CF Secured, LLC 2,912,372 – 2,912,372 (2,912,372) –
Total $ 5,912,372 $ – $ 5,912,372 $ (5,912,372) $ –
Small Company
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 453,849 $ – $ 453,849 $ (453,849) $ –
MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 5,453,849 $ – $ 5,453,849 $ (5,453,849) $ –

Equity Funds (II) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 93
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally,
Small Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BNP Paribas
Securities Corp. $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
CF Secured, LLC 4,389,817 – 4,389,817 (4,389,817) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 9,389,817 $ – $ 9,389,817 $ (9,389,817) $ –
Mid Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
Cantor Fitzgerald &
Co. 3,000,000 – 3,000,000 (3,000,000) –
CF Secured, LLC 15,503,361 – 15,503,361 (15,503,361) –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 35,503,361 $ – $ 35,503,361 $ (35,503,361) $ –
* As of June 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

94 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (II)
a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(m) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.

Equity Funds (II) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 95
(n) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2026, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended June 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Discovery Allspring Global Investments, LLC
Equity Dividend BlackRock Investment Management, LLC
US Quality Equity GQG Partners LLC
Small Cap Growth Invesco Advisers, Inc. ("Invesco")
JL Large Cap Core Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
JL Large Cap Growth Jacobs Levy
Small Company Jacobs Levy
Real Estate Wellington Management Capital, LLP
Small Cap Value Jacobs Levy
Invesco
Mid Cap Value Victory Capital Management Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
Discovery Up to $1 billion 0.75%
$1 billion and more 0.70%
Equity Dividend Up to $100 million 0.70%
$100 million up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
US Quality Fund Up to $1 billion 0.65%
$1 billion and more 0.60%
Small Cap Growth Up to $200 million 0.84%
$200 million and more 0.79%
JL Large Cap Core Up to $1 billion 0.60%
$1 billion and more 0.55%
JL Large Cap Growth Up to $1 billion 0.40%
$1 billion and more 0.35%
Small Company Up to $200 million 0.885%
$200 million and more 0.835%
Real Estate Up to $500 million 0.70%
$500 million up to $1 billion 0.65%
$1 billion and more 0.60%
Small Cap Value Up to $200 million 0.87%
$200 million and more 0.82%
Mid Cap Value Up to $1 billion 0.75%
$1 billion and more 0.73%

96 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (II)
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2027.
During the six months ended June 30, 2026, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the six months ended June 30, 2026, NFA voluntarily waived investment advisory fees payable by Real Estate, for which
NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued
at anytime at the discretion of NFA.
For the six months ended June 30, 2026, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Fund
Advisory Fee
Waiver
(annual rate)
Discovery 0.029%
US Quality Equity 0.050
Small Cap Growth 0.009
JL Large Cap Core 0.055
Small Company 0.027
Real Estate 0.013
Mid Cap Value 0.03605
Fund Amount
Discovery $ 63,501
US Quality Equity 23,373
Small Cap Growth 12,927
JL Large Cap Core 66,923
Small Company 52,469
Real Estate 13,600
Mid Cap Value 82,341
Fund Amount
Real Estate $ 85,028
Fund
Effective Advisory Fee
Rate Before Contractual*
and Voluntary** Fee
Waivers ***
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Discovery 0.75% 0.72% 0.72%
Equity Dividend 0.62 0.62       0.62
US Quality Equity 0.65 0.60 0.60
Small Cap Growth 0.82 0.81 0.81
JL Large Cap Core 0.60 0.54 0.54
JL Large Cap Growth 0.40 0.40       0.40
Small Company 0.85 0.82 0.82
Real Estate 0.70 0.69 0.61
Small Cap Value 0.87 0.87       0.87
Mid Cap Value 0.75 0.71 0.71
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.

Equity Funds (II) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 97
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2027.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2026, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2026, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
Fund Classes
Amount
(annual rate)
Discovery All Classes 0.78%
Equity Dividend All Classes 0.65
US Quality Equity All Classes 0.78
Small Cap Growth All Classes 0.94
JL Large Cap Growth All Classes 0.45
Small Cap Value All Classes 0.91
Mid Cap Value All Classes 0.73
Fund Classes
Amount
(annual rate)
Small Cap Growth Class I 1.17%
JL Large Cap Growth Class I 0.72%
Class II 0.97%
Mid Cap Value Class I 0.86%
Class II 1.01%
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount
Six Months Ended
June 30, 2026
Amount Total
Discovery $ 19,361 $ 118,489 $ 114,812 $ 51,758 $ 304,420
Equity Dividend 92,946 190,756 178,110 70,723 532,535
US Quality Equity 1,355 — 8,145 49 9,549
Small Cap Growth — — — — —
JL Large Cap Core — — — — —
JL Large Cap Growth 61,822 51,901 94,104 19,170 226,997
Small Company — — — — —
Real Estate — — — — —
Small Cap Value 29,433 89,070 85,597 38,683 242,783
Mid Cap Value 41,805 96,289 270,812 165,973 574,879

98 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (II)
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2026, NFM earned an aggregate of $707,256 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2026, the Funds' aggregate portion of such costs amounted to $7,015.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2027:
During the six months ended June 30, 2026, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class II Shares
Discovery 0.25%
Equity Dividend 0.25%
US Quality Equity 0.25%
Small Cap Growth 0.25%
JL Large Cap Core 0.25%
JL Large Cap Growth 0.25%
Small Company 0.25%
Real Estate 0.25%
Small Cap Value 0.25%
Mid Cap Value 0.25%
Fund
Distribution
Fee Waiver
(Annual Rate)
US Quality Equity 0.16%
Fund Amount
US Quality Equity $ 68,113

Equity Funds (II) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 99
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.20% of the average daily net assets of Class
IV shares of each Fund.
For the six months ended June 30, 2026, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2026, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended June 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2026, none of the Funds engaged in interfund lending.
Fund Class I Class II Class IV
Discovery 0.07% 0.07 % N/A
Equity Dividend 0.15 0.15 0.15%
US Quality Equity 0.05 0.05 N/A
Small Cap Growth 0.15 0.15 N/A
JL Large Cap Core 0.15 N/A N/A
JL Large Cap Growth 0.25 0.25 N/A
Small Company 0.15 0.15 0.15
Real Estate 0.15 0.15 N/A
Small Cap Value 0.15 0.15 0.15
Mid Cap Value 0.15 0.01 N/A
N/A — Not Applicable.
Fund Amount
Discovery $ 153,282
Equity Dividend 450,706
US Quality Equity 23,373
Small Cap Growth 215,432
JL Large Cap Core 147,822
JL Large Cap Growth 628,881
Small Company 291,503
Real Estate 156,804
Small Cap Value 151,640
Mid Cap Value 42,679

100 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Equity Funds (II)
5. Investment Transactions
For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases Sales
Discovery $ 253,415,141 $ 281,301,170
Equity Dividend 366,156,657 370,638,732
US Quality Equity 78,164,843 89,535,214
Small Cap Growth 176,710,758 168,133,050
JL Large Cap Core 109,168,777 120,726,631
JL Large Cap Growth 334,957,148 380,177,996
Small Company 172,764,065 182,947,843
Real Estate 114,726,425 114,727,624
Small Cap Value 138,797,429 146,567,200
Mid Cap Value 160,380,274 185,716,084

Equity Funds (II) - June 30, 2026 (Unaudited) - Notes to Financial Statements - 101
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2026, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
As of June 30, 2026, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through June 30, 2027. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2026 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
US Quality Equity $ 68
JL Large Cap Core 44
JL Large Cap Growth 124
Small Company 665
Real Estate 2,015
Small Cap Value 899
Mid Cap Value 5,004
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Discovery $ 342,343,853 $ 165,802,642 $ (4,091,824) $ 161,710,818
Equity Dividend 535,274,401 115,739,024 (14,763,936) 100,975,088
US Quality Equity 79,880,923 5,116,579 (2,140,442) 2,976,137
Small Cap Growth 236,890,975 118,838,723 (5,274,855) 113,563,868
JL Large Cap Core 185,398,617 83,390,591 (8,756,520) 74,634,071
JL Large Cap Growth 400,452,879 171,407,833 (25,810,859) 145,596,974
Small Company 325,979,012 137,165,204 (12,154,405) 125,010,799
Real Estate 156,860,817 64,433,470 (676,145) 63,757,325
Small Cap Value 190,582,578 48,488,815 (7,570,449) 40,918,366
Mid Cap Value 424,788,852 83,661,005 (8,810,347) 74,850,658

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CEQ-2 (8-26)

Semi-Annual Financial Statements
June 30, 2026 (Unaudited)
Nationwide Variable Insurance Trust
Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT J.P. Morgan Inflation Managed Fund
NVIT Loomis Core Bond Fund
NVIT Loomis Short Term Bond Fund
NVIT Loomis Short Term High Yield Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery, you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the NVIT Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov /.
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html . You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures. Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov/
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at
1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2026 Nationwide.

Statements of Investments 2
Statements of Assets and Liabilities 78
Statements of Operations 84
Statements of Changes in Net Assets 88
Financial Highlights 97
Notes to Financial Statements 104

2 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities 11 .5%
Principal
Amount ($) Value ($)
Airlines 0 .6%
Aaset Trust, Series 2021-
2A, Class A, 2.80%,
1/15/2047(a) 41,220 39,156
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 452,711 433,011
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 74,595 73,112
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 161,165 160,439
705,718
Automobiles 0 .3%
Exeter Automobile
Receivables Trust, Series
2025-1A, Class A3, 4.67%,
8/15/2028 38,785 38,795
Porsche Innovative Lease
Owner Trust, Series 2026-
1A, Class A2A, 4.10%,
10/20/2028 200,000 199,721
Stellantis Financial
Underwritten Enhanced
Lease Trust, Series 2025-
CA, Class C, 4.44%,
8/20/2030(a) 100,000 98,979
337,495
Equipment Loans & Leases 0 .1%
MetroNet Infrastructure Issuer
LLC, Series 2026-1A, Class
A2, 5.27%, 4/20/2056(a) 100,000 100,048
Home Equity 2 .8%
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 4.12%,
4/25/2037(b) 357,499 229,659
J.P. Morgan Mortgage
Acquisition Trust, Series
2006-RM1, Class A5,
3.70%, 8/25/2036(b) 1,484,533 645,542
Long Beach Mortgage Loan
Trust, Series 2006-6, Class
2A4, 4.26%, 7/25/2036(b) 1,585,910 628,991
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
4.18%, 5/25/2037(b) 511,119 498,403
Merrill Lynch First Franklin
Mortgage Loan Trust, Series
2007-5, Class 2A2, 5.76%,
10/25/2037(b) 556,328 491,431
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 672,570
3,166,596
Other 7 .7%
AB Issuer LLC, Series 2026-
1A, Class A2, 6.41%,
4/30/2056(a) 100,000 100,482
Acrec Fl LLC, Series 2025-
FL3, Class A, 4.95%,
8/18/2042(a)(b) 100,000 100,061
AMSR Trust, Series 2024-
SFR1, Class B, 4.29%,
7/17/2041(a)(c) 746,000 724,415
AREIT Ltd., Series 2025-
CRE10, Class A, 5.02%,
12/17/2029(a)(b) 100,000 100,094
BDS LLC, Series 2026-
FL17, Class A, 4.99%,
5/19/2043(a)(b) 90,000 90,150
Brsp Ltd., Series 2026-
FL3, Class A, 5.09%,
8/19/2043(a)(b) 100,000 100,125
BXMT Ltd., Series 2026-
FL6, Class A, 5.09%,
8/19/2043(a)(b) 100,000 100,063
Cherry Securitization Trust,
Series 2026-1A, Class A,
5.43%, 1/17/2034(a) 100,000 100,005
CIFC Funding Ltd., Series
2025-7A, Class D1, 6.26%,
1/22/2039(a)(b) 500,000 500,219
DataBank Issuer II LLC,
Series 2025-1A, Class A2,
5.18%, 9/27/2055(a) 100,000 98,024
FS Rialto Issuer LLC, Series
2026-FL11, Class A, 5.09%,
1/19/2044(a)(b) 100,000 100,312
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 177,317
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 966,964 874,001
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 568,233 511,564
Invesco CLO Ltd., Series
2021-3A, Class DR, 6.76%,
10/22/2034(a)(b) 500,000 489,225
Iskandar Enterprise LLC,
Series 2026-1A, Class A23,
5.54%, 4/17/2056(a) 100,000 99,115
LoanCore Issuer LLC, Series
2025-CRE8, Class A,
5.02%, 8/17/2042(a)(b) 100,000 100,125

NVIT DoubleLine Total Return Tactical Fund - June 30, 2026 (Unaudited) - Statement of Investments - 3
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
MF1 LLC
Series 2025-FL17, Class A,
4.96%, 2/18/2040(a)(b) 100,000 100,120
Series 2026-FL21, Class
ASFX, 5.12%, 2/18/2041(a) 100,000 98,545
MF1 Ltd.
Series 2021-FL7, Class B,
5.50%, 10/16/2036(a)(b) 100,000 100,142
Series 2022-FL8, Class A,
4.99%, 2/19/2037(a)(b) 3,315 3,316
Octagon Investment Partners
51 Ltd., Series 2021-
1A, Class AR, 4.67%,
7/20/2034(a)(b) 500,000 500,280
Oryx Funding LLC, Series
2026-1A, Class A2, 6.30%,
6/5/2056(a) 250,000 250,704
PFP Ltd., Series 2026-
13, Class A, 5.14%,
8/18/2043(a)(b) 100,000 100,452
Point Au Roche Park CLO
Ltd., Series 2021-1A, Class
AR, 4.85%, 1/20/2039(a)(b) 500,000 499,300
Progress Residential Trust,
Series 2022-SFR3, Class A,
3.20%, 4/17/2039(a) 465,863 459,547
QTS Issuer ABS I LLC, Series
2025-1A, Class B, 5.93%,
5/25/2055(a) 100,000 97,405
Reach ABS Trust, Series
2026-2A, Class A, 4.34%,
2/15/2035(a) 233,002 232,774
Scalelogix Abs Us Issuer LLC,
Series 2025-1A, Class B,
6.16%, 7/25/2055(a) 150,000 146,038
SoFi Consumer Loan Program
Trust
Series 2025-3, Class C,
5.04%, 8/15/2034(a) 250,000 249,327
Series 2026-2, Class A,
4.27%, 3/25/2036(a) 230,715 230,407
Stack Infrastructure Issuer
LLC, Series 2025-1A, Class
A2, 5.00%, 5/25/2050(a) 100,000 97,178
Vibrant CLO XR Ltd., Series
2018-10RA, Class C1,
8.68%, 4/20/2036(a)(b) 500,000 500,000
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 333,896 310,904
Voya CLO Ltd., Series 2023-
1A, Class A1R, 4.89%,
1/20/2039(a)(b) 500,000 500,335
8,842,071
Total Asset-Backed Securities
(cost $15,075,101)
13,151,928
Collateralized Mortgage Obligations 26 .4%
Principal
Amount ($) Value ($)
Alternative Loan Trust, Series
2005-64CB, Class 1A12,
4.56%, 12/25/2035(b) 655,240 553,716
Angel Oak Mortgage Trust
Series 2025-6, Class M1A,
6.33%, 4/25/2070(a)(b) 900,000 905,944
Series 2025-13, Class M1,
5.74%, 10/25/2070(a)(b) 700,000 692,631
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
4.24%, 2/25/2036(b) 3 3
BRAVO Residential Funding
Trust, Series 2025-
NQM9, Class M1, 6.02%,
9/25/2065(a)(b) 1,000,000 998,292
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1 1
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,016,371 411,329
CIM Trust, Series 2023-
R4, Class A1, 5.00%,
5/25/2062(a)(b) 646,244 640,329
FHLMC REMICS
Series 5004, Class LS, IO,
2.41%, 7/25/2050(b) 2,068,666 225,733
Series 5009, Class ZN,
3.50%, 7/25/2050 1,540,899 1,053,015
Series 5025, Class GB,
1.50%, 10/25/2050 1,626,000 1,072,253
Series 375, Class C1, IO,
2.50%, 1/25/2051 2,110,127 331,313
Series 5129, Class TZ,
2.50%, 8/25/2051 2,037,083 993,126
Series 5131, Class IG, IO,
3.50%, 8/25/2051 1,489,674 261,769
Series 5198, Class KZ,
2.00%, 2/25/2052 1,777,126 1,104,583
Series 5460, Class AN,
5.00%, 2/25/2054 594,000 591,376
Series 5524, Class FB,
4.83%, 4/25/2055(b) 814,931 820,213
FHLMC STACR REMIC Trust,
Series 2024-DNA3, Class
M2, 5.08%, 10/25/2044(a)
(b) 108,840 108,840
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2028(a)(b) 1,000,000 984,972
FNMA REMICS
Series 2025-35, Class KY,
3.50%, 4/25/2046 1,155,000 1,047,560
Series 2020-77, Class S,
IO, 0.52%, 11/25/2050(b) 4,982,402 163,827
Series 2023-36, Class , IO,
2.50%, 10/25/2052 1,768,850 270,322
Series 2026-12, Class EC,
4.00%, 2/25/2053 887,424 861,631
Series 2026-23, Class BA,
4.00%, 8/25/2053 1,243,911 1,208,447

4 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2024-73, Class AL,
5.00%, 1/25/2054 1,556,693 1,549,779
Series 2025-108, Class MC,
4.50%, 5/25/2055 1,690,256 1,654,438
Series 2025-102, Class EP,
4.50%, 12/25/2055 1,165,189 1,140,214
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 657,071
GNMA REMICS
Series 2019-84, Class SA,
IO, 0.00%, 7/20/2049(b) 3,099,563 19,615
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 5,628,681 781,183
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 2,310,081 339,348
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 2,645,332 360,526
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,166,924 361,339
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 3,065,218 486,112
Series 2025-208, Class MF,
4.61%, 12/20/2055(b) 630,996 631,838
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 4.12%,
7/25/2047(b) 553,408 364,781
J.P. Morgan Mortgage Trust
Series 2026-NQM1, Class
A3, 5.15%, 6/25/2066(a)(c) 566,305 559,200
Series 2026-VIS1, Class
M1, 5.50%, 6/25/2066(a)(b) 640,000 627,509
New Residential Mortgage
Loan Trust
Series 2021-NQ1R, Class
M1, 2.27%, 7/25/2055(a)(b) 550,000 464,523
Series 2025-NQM5, Class
A3, 5.46%, 8/25/2065(a)(c) 173,452 171,985
Series 2025-NQM5, Class
M1, 6.09%, 8/25/2065(a)(b) 285,000 281,508
PRPM Trust, Series 2025-
NQM5, Class M1, 5.90%,
10/25/2070(a)(b) 500,000 495,223
RALI Trust
Series 2005-QS5, Class A5,
5.75%, 4/25/2035 342,855 299,562
Series 2006-QS17, Class
A7, 6.00%, 12/25/2036 748,975 626,795
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 486,027
Series 2024-R1, Class M1,
5.90%, 9/25/2069(a)(b) 1,000,000 995,330
Series 2026-1, Class M1,
5.67%, 1/25/2071(a)(b) 500,000 493,035
Series 2026-2, Class M1,
5.38%, 2/25/2071(a)(b) 1,087,000 1,068,419
Total Collateralized Mortgage Obligations
(cost $30,824,205)
30,216,585
Commercial Mortgage-Backed Securities 8 .3%
Principal
Amount ($) Value ($)
BANK
Series 2020-BN30,
Class XB, IO, 0.82%,
12/15/2053(b) 3,036,000 82,791
Series 2017-BNK6, Class
XA, IO, 0.89%, 7/15/2060(b) 3,248,928 14,907
Series 2018-BN10, Class
XA, IO, 0.83%, 2/15/2061(b) 2,616,574 21,705
Series 2018-BN13, Class B,
4.71%, 8/15/2061(b) 100,000 95,186
BANK5
Series 2024-5YR12, Class
A3, 5.90%, 12/15/2057(b) 100,000 102,980
Series 2026-5YR22, Class
A3, 5.71%, 6/15/2059(b) 100,000 103,132
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.13%, 2/15/2053(b) 1,845,857 53,660
Series 2021-C12, Class XA,
IO, 1.04%, 11/15/2054(b) 2,631,161 89,523
Series 2022-C18, Class XD,
IO, 2.37%, 12/15/2055(a)(b) 1,000,000 126,622
Series 2023-5C23, Class
A3, 6.68%, 12/15/2056(b) 100,000 103,530
Series 2024-5C25, Class
AS, 6.36%, 3/15/2057(b) 59,000 60,525
Series 2025-5C37, Class
A3, 5.02%, 9/15/2058 49,000 49,233
Series 2025-5C38, Class
A3, 5.15%, 11/15/2058 51,000 51,524
Series 2026-5C40, Class
AS, 5.53%, 2/15/2059(b) 85,000 85,922
Series 2025-C32, Class XA,
IO, 1.34%, 2/15/2062(b) 989,766 75,724
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.76%, 9/15/2053(b) 1,091,037 43,667
Series 2021-B27, Class XA,
IO, 1.35%, 7/15/2054(b) 1,903,870 80,803
Series 2025-V14, Class AM,
6.09%, 4/15/2057(b) 175,000 179,372
Series 2024-V8, Class A1,
5.51%, 7/15/2057 71,099 71,714
Series 2025-V19, Class A3,
5.25%, 1/15/2058 100,000 101,290
Series 2025-V16, Class A3,
5.44%, 8/15/2058(b) 100,000 101,815
Series 2025-V17, Class A3,
5.07%, 9/15/2058 48,000 48,280
Series 2025-V18, Class A3,
5.18%, 10/15/2058 100,000 100,972
Series 2026-V20, Class B,
5.69%, 2/15/2059(b) 100,000 100,647
Series 2026-V21, Class A3,
5.13%, 3/15/2059 59,000 59,449
BMO Mortgage Trust
Series 2024-5C7, Class AS,
5.89%, 11/15/2057(b) 50,000 50,325
Series 2025-5C12, Class
AS, 5.56%, 10/15/2058 49,000 49,504
Series 2025-5C13, Class
AS, 5.58%, 12/15/2058 150,000 151,177

NVIT DoubleLine Total Return Tactical Fund - June 30, 2026 (Unaudited) - Statement of Investments - 5
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BSTN Commercial Mortgage
Trust, Series 2025-
HUB, Class A, 5.06%,
4/13/2041(a)(b) 100,000 99,102
BX Commercial Mortgage
Trust
Series 2024-MF, Class D,
6.32%, 2/15/2039(a)(b) 88,545 88,794
Series 2026-XL6, Class A,
4.83%, 3/15/2043(a)(b) 45,210 45,210
Series 2026-ALOHA, Class
C, 5.33%, 4/15/2043(a)(b) 40,000 40,075
BXMT Ltd., Series 2021-
FL4, Class A, 5.05%,
5/15/2038(a)(b) 27,943 27,946
BXP Trust, Series 2017-
GM, Class B, 3.54%,
6/13/2039(a)(b) 50,000 49,131
CD Mortgage Trust, Series
2017-CD6, Class XA, IO,
1.01%, 11/13/2050(b) 4,005,696 31,568
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 0.87%,
5/10/2058(b) 13,670 0
COMM Mortgage Trust, Series
2016-COR1, Class B,
3.90%, 10/10/2049 100,000 93,256
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 1.54%, 1/15/2049(b) 11,894 0
Series 2017-CX10,
Class XA, IO, 0.98%,
11/15/2050(b) 4,640,312 43,993
CSMC, Series 2021-
B33, Class A1, 3.05%,
10/10/2043(a) 78,465 74,104
CSMC Trust, Series 2017-
CALI, Class F, 3.90%,
11/10/2032(a)(b) 250,000 5,000
CSTL Commercial Mortgage
Trust, Series 2026-
GATE3, Class C, 5.30%,
2/10/2043(a)(b) 40,000 39,668
ELP Commercial Mortgage
Trust, Series 2025-
ELP, Class D, 5.61%,
11/13/2042(a)(b) 100,000 99,097
Extended Stay America Trust,
Series 2026-ESH2, Class A,
4.83%, 2/15/2043(a)(b) 93,692 93,809
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.54%, 5/25/2030(b) 727,129 689,927
Series 2020-M7, Class X2,
IO, 1.33%, 3/25/2031(b) 5,079,980 164,698
Series 2022-M5, Class X,
IO, 0.66%, 1/1/2034(b) 13,031,000 335,970
FS Trust, Series 2026-
HULA, Class A, 5.08%,
3/15/2041(a)(b) 50,000 50,109
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GGP, Series 2026-TY, Class
A, 4.83%, 3/5/2043(a)(b) 40,000 39,405
GGP Commercial Mortgage
Trust, Series 2026-SSP,
Class A, 5.12%, 7/5/2043(a)
(b) 50,000 50,169
GNMA REMICS
Series 2021-35, Class , IO,
1.03%, 12/16/2062(b) 4,028,424 285,736
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,451,382 235,208
Series 2021-129, Class , IO,
0.98%, 6/16/2063(b) 5,062,279 349,671
Series 2021-79, Class , IO,
0.87%, 8/16/2063(b) 4,564,193 287,944
Series 2021-65, Class , IO,
0.88%, 8/16/2063(b) 4,577,072 292,466
Series 2021-150, Class , IO,
1.04%, 11/16/2063(b) 5,485,521 430,255
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,245,640 297,531
Series 2021-208, Class , IO,
0.76%, 6/16/2064(b) 5,971,582 312,807
Series 2024-29, Class AI,
IO, 0.73%, 10/16/2065(b) 7,359,842 404,082
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.57%, 11/10/2049(b) 3,583,206 188
Series 2017-GS8, Class XA,
IO, 1.07%, 11/10/2050(b) 4,532,862 32,287
Series 2018-GS9, Class C,
4.49%, 3/10/2051(b) 100,000 87,028
JPMDB Commercial Mortgage
Securities Trust, Series
2020-COR7, Class XA, IO,
1.76%, 5/13/2053(b) 1,130,841 44,523
LBTY Commercial Mortgage
Trust, Series 2026-
225L, Class B, 5.05%,
2/10/2043(a)(b) 50,000 49,195
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.38%, 5/15/2050(b) 2,144,051 14,574
Morgan Stanley Capital I
Trust, Series 2019-L3,
Class XA, IO, 0.72%,
11/15/2052(b) 2,784,771 47,857
MTN Commercial Mortgage
Trust, Series 2026-
LPFX, Class A, 5.15%,
5/15/2043(a)(b) 50,000 49,906
NYC Commercial Mortgage
Trust
Series 2026-7W34, Class A,
5.21%, 2/5/2041(a)(b) 100,000 99,135
Series 2026-1PARK, Class
A, 4.88%, 2/15/2043(a)(b) 100,000 99,938
NYC Trust, Series 2026-
9W57, Class B, 5.35%,
6/6/2040(a)(b) 40,000 39,823

6 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
PENN Commercial Mortgage
Trust, Series 2025-
P11, Class B, 6.12%,
8/10/2042(a)(b) 100,000 102,070
PLYM Commercial Mortgage
Trust, Series 2026-
IND, Class A, 4.88%,
3/15/2043(a)(b) 50,000 50,031
SFO Commercial Mortgage
Trust, Series 2021-
555, Class A, 5.14%,
5/15/2038(a)(b) 100,000 99,906
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.81%, 10/10/2048(b) 384,318 15
SHOPS Commercial Mortgage
Trust, Series 2026-CSTL,
Class A, 4.97%, 5/5/2039(a)
(b) 50,000 49,636
UBS Commercial Mortgage
Trust, Series 2017-
C6, Class B, 4.15%,
12/15/2050(b) 100,000 92,449
Velocity Commercial Capital
Loan Trust, Series
2025-5, Class A, 5.32%,
12/25/2055(a)(b) 723,165 716,151
Wells Fargo Commercial
Mortgage Trust
Series 2017-C42, Class B,
4.00%, 12/15/2050(b) 100,000 91,860
Series 2021-C59, Class XA,
IO, 1.59%, 4/15/2054(b) 1,597,482 82,905
Series 2024-5C1, Class A3,
5.93%, 7/15/2057 48,000 49,208
Series 2025-5C7, Class A3,
5.20%, 12/15/2058 52,000 52,413
Series 2026-5C8, Class A3,
5.03%, 3/15/2059 100,000 100,297
Series 2026-5C8, Class C,
5.55%, 3/15/2059 100,000 97,522
Series 2026-5C10, Class
A3, 5.79%, 6/15/2059 93,000 95,823
Total Commercial Mortgage-Backed
Securities
(cost $10,053,445) 9,557,450
Corporate Bonds 12 .4%
Aerospace & Defense 0 .2%
Goat Holdco LLC ,
6.75%, 2/1/2032(a) 20,000 20,497
Honeywell Aerospace, Inc. ,
4.95%, 3/16/2036(a) 28,000 27,572
Lockheed Martin Corp. ,
5.00%, 8/15/2035 34,000 34,150
Northrop Grumman Corp. ,
4.03%, 10/15/2047 21,000 16,725
5.20%, 6/1/2054 67,000 62,520
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Spirit AeroSystems, Inc. ,
4.60%, 6/15/2028 13,000 12,951
Textron, Inc. ,
5.50%, 5/15/2035 31,000 31,542
TransDigm, Inc. ,
6.38%, 5/31/2033(a) 30,000 30,285
6.25%, 1/31/2034(a) 5,000 5,102
6.75%, 1/31/2034(a) 5,000 5,129
246,473
Automobile Components 0 .1%
American Axle &
Manufacturing, Inc. ,
6.38%, 10/15/2032(a) 15,000 14,947
7.75%, 10/15/2033(a) 10,000 9,879
Clarios Global LP ,
6.75%, 2/15/2030(a) 35,000 36,065
6.75%, 9/15/2032(a) 40,000 40,851
Dexko Global, Inc. ,
7.50%, 4/15/2032(a) 40,300 33,258
135,000
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 19,000 16,747
Hyundai Capital America ,
5.30%, 1/8/2029(a) 59,000 59,677
Nissan Motor Acceptance Co.
LLC ,
6.13%, 9/30/2030(a) 20,000 19,660
96,084
Banks 1 .3%
Banco de Credito del Peru
S.A. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.45%),
3.25%, 9/30/2031(d) 75,000 74,557
Banco Internacional del Peru
SAA Interbank ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.07%),
6.40%, 4/30/2035(a)(d) 150,000 154,365
Banco Mercantil del Norte SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.07%),
8.38%, 5/20/2031(a)(d)(e) 200,000 204,800
Bank of America Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.63%, 5/1/2030(d)(e) 19,000 19,589
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 24,000 24,470
(SOFR + 1.70%), 5.74%,
2/12/2036(d) 32,000 32,645
(SOFR + 1.57%), 5.49%,
4/23/2037(d) 13,000 12,948

NVIT DoubleLine Total Return Tactical Fund - June 30, 2026 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Nova Scotia (The) ,
(SOFR + 1.05%), 4.81%,
2/2/2034(d) 21,000 20,677
Canadian Imperial Bank of
Commerce ,
(SOFR + 0.67%), 4.72%,
6/16/2029(d) 10,000 10,011
Citigroup, Inc. ,
Series GG, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.88%,
8/15/2030(d)(e) 17,000 17,410
(SOFR + 1.46%), 4.95%,
5/7/2031(d) 30,000 30,099
(SOFR + 1.17%), 4.50%,
9/11/2031(d) 20,000 19,740
(SOFR + 1.35%), 3.06%,
1/25/2033(d) 81,000 73,383
Huntington Bancshares, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(d) 22,000 18,981
JPMorgan Chase & Co. ,
(SOFR + 1.01%), 5.14%,
1/24/2031(d) 31,000 31,349
(SOFR + 0.99%), 4.62%,
4/23/2032(d) 73,000 72,157
(SOFR + 1.64%), 5.58%,
7/23/2036(d) 21,000 21,319
(SOFR + 1.19%), 4.81%,
10/22/2036(d) 36,000 35,001
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.42%), 5.37%,
7/21/2036(d) 21,000 21,194
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
5.42%, 1/25/2041(d) 13,000 12,772
Royal Bank of Canada ,
(SOFR + 0.98%), 4.31%,
11/3/2031(d) 79,000 77,449
Santander Holdings USA, Inc. ,
(SOFR + 1.10%), 5.04%,
6/5/2030(d) 6,000 5,999
Toronto-Dominion Bank (The) ,
4.93%, 10/15/2035 34,000 33,401
Truist Financial Corp. ,
(SOFR + 1.57%), 5.15%,
8/5/2032(d) 63,000 63,468
United Overseas Bank Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.23%),
2.00%, 10/14/2031(d) 200,000 198,463
Wells Fargo & Co. ,
(SOFR + 0.97%), 4.84%,
5/20/2032(d) 117,000 116,604
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.38%), 5.21%,
12/3/2035(d) 35,000 34,939
1,437,790
Biotechnology 0 .1%
AbbVie, Inc. ,
4.70%, 5/14/2045 62,000 55,566
Amgen, Inc. ,
5.75%, 3/2/2063 60,000 58,182
113,748
Broadline Retail 0 .1%
Getty Images, Inc. ,
10.50%, 11/15/2030(a) 20,000 16,674
Wayfair LLC ,
7.25%, 10/31/2029(a) 25,000 25,801
6.75%, 11/15/2032(a) 10,000 10,269
52,744
Building Products 0 .3%
Advanced Drainage Systems,
Inc. ,
5.38%, 3/1/2034(a) 10,000 9,770
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a) 30,000 30,327
6.75%, 5/15/2035(a) 15,000 15,294
CRH America Finance, Inc. ,
4.40%, 2/9/2031 35,000 34,464
EMRLD Borrower LP ,
6.63%, 12/15/2030(a) 30,000 30,670
Griffon Corp. ,
5.75%, 3/1/2028 40,000 40,004
Miter Brands Acquisition
Holdco, Inc. ,
6.75%, 4/1/2032(a) 30,000 29,742
Quikrete Holdings, Inc. ,
6.75%, 3/1/2033(a) 25,000 25,485
Standard Building Solutions,
Inc. ,
6.50%, 8/15/2032(a) 65,000 65,393
5.88%, 3/15/2034(a) 10,000 9,636
290,785
Capital Markets 0 .4%
Banco Nacional de Mexico
SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.70%, 8/7/2036(a)(d) 200,000 196,980
Bank of New York Mellon
Corp. (The) ,
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.03%), 5.63%,
3/20/2031(d)(e) 28,000 27,947
(SOFR + 1.23%), 5.06%,
7/22/2032(d) 53,000 53,628

8 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Charles Schwab Corp. (The) ,
(SOFR + 0.78%), 4.74%,
5/21/2030(d) 17,000 17,032
(SOFR + 0.94%), 4.34%,
11/14/2031(d) 18,000 17,702
Goldman Sachs Group, Inc.
(The) ,
Series Z, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.46%),
6.85%, 2/10/2030(d)(e) 15,000 15,423
(SOFR + 1.06%), 4.37%,
10/21/2031(d) 36,000 35,209
(SOFR + 0.96%), 4.52%,
1/21/2032(d) 5,000 4,906
Morgan Stanley ,
(SOFR + 0.80%), 4.24%,
1/9/2030(d) 17,000 16,778
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(d) 18,000 17,599
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d) 18,000 18,520
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(d) 33,000 34,032
455,756
Chemicals 0 .1%
Celanese US Holdings LLC ,
6.50%, 4/15/2030 10,000 10,191
6.75%, 4/15/2033 10,000 10,187
Nutrien Ltd. ,
4.85%, 5/29/2031 14,000 13,986
Olin Corp. ,
6.63%, 4/1/2033(a) 5,000 4,937
Solstice Advanced Materials,
Inc. ,
5.63%, 9/30/2033(a) 5,000 4,969
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 20,000 18,798
63,068
Commercial Services & Supplies 0 .4%
Allied Universal Holdco LLC ,
7.88%, 2/15/2031(a) 60,000 62,723
Element Fleet Management
Corp. ,
4.80%, 5/29/2029(a) 35,000 34,914
5.04%, 3/25/2030(a) 37,000 37,206
Garda World Security Corp. ,
6.50%, 1/15/2031(a) 15,000 15,207
8.25%, 8/1/2032(a) 45,000 46,050
8.38%, 11/15/2032(a) 30,000 30,691
GFL Environmental Holdings
US, Inc. ,
5.50%, 2/1/2034(a) 40,000 39,123
Madison IAQ LLC ,
5.88%, 6/30/2029(a) 50,000 50,026
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Rollins, Inc. ,
5.25%, 2/24/2035 38,000 37,952
Veralto Corp. ,
4.85%, 1/15/2032 28,000 27,955
5.45%, 9/18/2033 15,000 15,382
Veritiv Operating Co. ,
10.50%, 11/30/2030(a) 10,000 10,227
Waste Connections, Inc. ,
5.25%, 9/1/2035 27,000 27,371
434,827
Communications Equipment 0 .0%
†
Motorola Solutions, Inc. ,
5.20%, 8/15/2032 31,000 31,271
5.50%, 9/1/2044 14,000 13,551
44,822
Construction & Engineering 0 .1%
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 95,927 78,360
MasTec, Inc. ,
5.90%, 6/15/2029 33,000 33,957
WSP Global, Inc. ,
5.04%, 9/18/2031(a) 42,000 41,702
154,019
Consumer Finance 0 .4%
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
5.41%, 2/8/2041(d) 42,000 41,937
Avolon Holdings Funding Ltd. ,
5.75%, 3/1/2029(a) 36,000 36,720
Azorra Finance Ltd. ,
7.75%, 4/15/2030(a) 15,000 15,558
7.25%, 1/15/2031(a) 25,000 25,686
Gabx Leasing LLC ,
4.63%, 4/15/2031(a) 19,000 18,735
General Motors Financial Co.,
Inc. ,
4.60%, 1/8/2031 39,000 38,465
5.10%, 9/15/2031 20,000 20,038
GGAM Finance Ltd. ,
6.88%, 4/15/2029(a) 60,000 61,308
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a) 90,000 91,471
OneMain Finance Corp. ,
6.13%, 5/15/2030 20,000 19,999
7.50%, 5/15/2031 20,000 20,662
6.50%, 3/15/2033 25,000 24,601
415,180
Consumer Staples Distribution & Retail 0 .1%
Kroger Co. (The) ,
5.65%, 9/15/2064 34,000 31,864
Performance Food Group,
Inc. ,
5.63%, 3/1/2034(a) 15,000 14,722

NVIT DoubleLine Total Return Tactical Fund - June 30, 2026 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 46,000 46,006
US Foods, Inc. ,
5.75%, 4/15/2033(a) 40,000 40,055
132,647
Containers & Packaging 0 .1%
CCL Industries, Inc. ,
3.05%, 6/1/2030(a) 36,000 33,661
Clydesdale Acquisition
Holdings, Inc. ,
6.75%, 4/15/2032(a) 30,000 29,118
Sonoco Products Co. ,
4.60%, 9/1/2029 16,000 15,903
78,682
Distributors 0 .1%
ADI Escrow Issuer LLC ,
7.13%, 7/15/2034(a) 15,000 15,275
Dealer Tire Financial LLC ,
10.38%, 10/1/2031(a) 10,000 9,964
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 35,000 34,957
60,196
Diversified Consumer Services 0 .1%
Graham Holdings Co. ,
5.63%, 12/1/2033(a) 55,000 54,537
Mavis Tire Express Services
Topco Corp. ,
6.50%, 5/15/2029(a) 15,000 14,936
Wand NewCo 3, Inc. ,
7.63%, 1/30/2032(a) 40,000 41,373
110,846
Diversified Telecommunication Services 0 .5%
Altice France SA ,
6.88%, 7/15/2032(a) 29,897 28,990
APLD ComputeCo LLC ,
9.25%, 12/15/2030(a) 10,000 10,788
AT&T, Inc. ,
3.50%, 9/15/2053 96,000 62,321
6.05%, 8/15/2056 10,000 9,710
Beacon Point DC LLC ,
6.13%, 11/30/2042(a) 36,000 36,309
Bell Canada ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.36%),
7.00%, 9/15/2055(d) 33,000 34,100
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 6,000 5,988
4.75%, 3/1/2030(a) 30,000 28,445
4.75%, 2/1/2032(a) 25,000 22,299
7.38%, 2/1/2036(a) 5,000 4,903
Cipher Compute LLC ,
7.13%, 11/15/2030(a) 15,000 15,593
Level 3 Financing, Inc. ,
6.88%, 6/30/2033(a) 30,000 30,822
Meridian Arc Holdco LLC ,
6.25%, 4/30/2031(a) 15,000 15,034
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
PR RNO Property Owner 1
LLC ,
6.50%, 5/1/2031(a) 10,000 9,985
QTS Fayetteville I Dc1-2 LLC ,
5.70%, 4/15/2036(a) 43,000 40,884
SE Cosmos LLC ,
8.88%, 5/1/2031(a) 15,000 15,421
Space Exploration
Technologies Corp. ,
5.88%, 7/15/2036(a) 37,000 36,518
Stingray Compute LLC ,
6.00%, 6/15/2031(a) 9,000 9,018
SV RNO Property Owner 1
LLC ,
5.88%, 3/1/2031(a) 20,000 19,712
TELUS Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.71%),
7.00%, 10/15/2055(d) 33,000 34,122
Uniti Group LP ,
8.63%, 6/15/2032(a) 15,000 15,648
Uniti Services LLC ,
7.50%, 10/15/2033(a) 10,000 10,524
Verizon Communications, Inc. ,
5.75%, 11/30/2045 41,000 39,853
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.04%),
6.20%, 5/14/2056(d) 28,000 28,307
Windstream Services LLC ,
8.25%, 10/1/2031(a) 5,000 5,273
570,567
Electric Utilities 1 .2%
Adani Transmission Step-One
Ltd. ,
Reg. S, 4.25%, 5/21/2036 127,000 114,857
AEP Texas, Inc. ,
5.45%, 5/15/2029 17,000 17,332
Series Q, 5.20%, 4/15/2036 13,000 12,822
Alliant Energy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.08%),
5.75%, 4/1/2056(d) 17,000 16,807
Arizona Public Service Co. ,
5.90%, 8/15/2055 78,000 78,235
Chile Electricity Lux MPC Sarl ,
Reg. S, 6.01%, 1/20/2033 172,000 177,107
Chpe LLC ,
5.10%, 6/30/2033(a) 7,000 6,981
Commonwealth Edison Co. ,
5.95%, 6/1/2055 67,000 68,243
Duke Energy Corp. ,
5.00%, 8/15/2052 23,000 20,015
5.80%, 6/15/2054 49,000 47,749
Entergy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.67%),
7.13%, 12/1/2054(d) 33,000 34,119

10 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Generadora de Gatun SA ,
6.87%, 9/30/2044(a) 200,000 206,617
Hydro One, Inc. ,
4.75%, 5/30/2031 43,000 43,082
JSW Hydro Energy Ltd. ,
Reg. S, 4.13%, 5/18/2031 135,500 125,590
Kentucky Utilities Co. ,
5.85%, 8/15/2055 14,000 14,057
Liberty Utilities Co. ,
5.10%, 5/15/2031(a) 28,000 27,933
NextEra Energy Capital
Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.75%, 6/15/2054(d) 16,000 16,664
5.90%, 3/15/2055 17,000 16,828
NRG Energy, Inc. ,
6.00%, 2/1/2033(a) 15,000 15,080
6.13%, 5/15/2036(a) 10,000 10,005
Pampa Energia SA ,
7.75%, 11/14/2037(a) 20,000 20,452
Southern Co. (The) ,
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.07%), 6.38%,
3/15/2055(d) 12,000 12,315
Star Energy Geothermal
Wayang Windu Ltd. ,
Reg. S, 6.75%, 4/24/2033 120,500 121,677
Trans-Allegheny Interstate
Line Co. ,
5.00%, 1/15/2031(a) 65,000 65,532
Virginia Electric and Power
Co. ,
5.55%, 8/15/2054 23,000 22,218
Series D, 5.60%, 9/15/2055 15,000 14,556
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a) 71,000 69,756
5.55%, 4/30/2036(a) 17,000 16,913
1,413,542
Electrical Equipment 0 .2%
GE Vernova, Inc. ,
5.50%, 2/4/2056 11,000 10,670
Hubbell, Inc. ,
4.90%, 6/15/2033 20,000 19,850
Molex Electronic Technologies
LLC ,
5.25%, 4/30/2032(a) 37,000 37,637
Vertiv Group Corp. ,
4.13%, 11/15/2028(a) 104,000 102,973
Vertiv Holdings Co. ,
5.80%, 3/15/2056 13,000 12,795
183,925
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
5.30%, 11/15/2055 25,000 23,724
Arrow Electronics, Inc. ,
5.88%, 4/10/2034 33,000 33,963
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Flex Ltd. ,
5.38%, 11/13/2035 16,000 15,777
Jabil, Inc. ,
4.75%, 2/1/2033 14,000 13,667
87,131
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
5.00%, 6/15/2036 28,000 27,387
Kodiak Gas Services LLC ,
6.50%, 10/1/2033(a) 15,000 15,205
6.75%, 10/1/2035(a) 15,000 15,388
Nabors Industries, Inc. ,
9.13%, 1/31/2030(a) 10,000 10,451
7.63%, 11/15/2032(a) 10,000 10,231
WBI Operating LLC ,
6.50%, 10/15/2033(a) 30,000 30,188
Weatherford International Ltd. ,
6.75%, 10/15/2033(a) 35,000 35,710
144,560
Financial Services 0 .1%
Block Financial LLC ,
5.38%, 9/15/2032 28,000 27,438
Freedom Mortgage Holdings
LLC ,
8.38%, 4/1/2032(a) 10,000 10,172
PennyMac Financial Services,
Inc. ,
7.88%, 12/15/2029(a) 35,000 36,397
6.88%, 5/15/2032(a) 10,000 9,787
Rocket Cos., Inc. ,
6.38%, 8/1/2033(a) 15,000 15,254
99,048
Food Products 0 .1%
Bunge Ltd. Finance Corp. ,
4.65%, 9/17/2034 41,000 39,581
J&F Luxembourg Finance
Sarl ,
8.50%, 12/1/2032(a) 25,000 24,875
JBS NV ,
5.63%, 3/10/2037(a) 11,000 10,954
6.25%, 3/1/2056 32,000 31,345
Mars, Inc. ,
5.70%, 5/1/2055(a) 40,000 39,407
Post Holdings, Inc. ,
6.25%, 10/15/2034(a) 5,000 4,913
151,075
Gas Utilities 0 .0%
†
National Fuel Gas Co. ,
5.05%, 10/15/2031 20,000 19,911
5.95%, 3/15/2035 12,000 12,356
32,267
Ground Transportation 0 .5%
Burlington Northern Santa Fe
LLC ,
5.50%, 3/15/2055 36,000 34,957
CSX Corp. ,
3.80%, 11/1/2046 81,000 63,127

NVIT DoubleLine Total Return Tactical Fund - June 30, 2026 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Dcli Bidco LLC ,
7.75%, 11/15/2029(a) 30,000 31,023
ERAC USA Finance LLC ,
5.25%, 4/30/2036(a) 34,000 33,921
Genesee & Wyoming, Inc. ,
6.25%, 4/15/2032(a) 60,000 60,860
Lima Metro Line 2 Finance
Ltd. ,
Reg. S, 5.88%, 7/5/2034 72,853 74,422
Penske Truck Leasing Co. LP ,
5.25%, 2/1/2030(a) 64,000 64,746
PODS LLC ,
8.75%, 5/15/2031(a) 10,000 9,771
Synergy Infrastructure
Holdings LLC ,
7.00%, 7/15/2034(a) 15,000 15,215
Triton Container International
Ltd. ,
5.15%, 2/15/2033 34,000 33,392
Uber Technologies, Inc. ,
4.80%, 9/15/2034 65,000 63,780
Watco Cos. LLC ,
7.13%, 8/1/2032(a) 55,000 56,474
541,688
Health Care Equipment & Supplies 0 .2%
Augusta SpinCo Corp. ,
5.25%, 3/23/2036 14,000 14,010
Bausch + Lomb Corp. ,
8.38%, 10/1/2028(a) 30,000 30,825
GE HealthCare Technologies,
Inc. ,
4.80%, 1/15/2031 37,000 37,039
Medline Borrower LP ,
5.25%, 10/1/2029(a) 38,000 37,768
5.25%, 6/15/2033(a) 17,000 16,899
Solventum Corp. ,
5.60%, 3/23/2034 33,000 33,774
VSP Optical Group, Inc. ,
5.40%, 6/1/2033(a) 14,000 14,035
5.45%, 12/1/2035(a) 34,000 33,751
218,101
Health Care Providers & Services 0 .2%
Cardinal Health, Inc. ,
4.60%, 3/15/2043 31,000 27,109
4.50%, 11/15/2044 4,000 3,387
Centene Corp. ,
4.63%, 12/15/2029 15,000 14,551
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 20,000 19,800
CVS Health Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.52%),
6.75%, 12/10/2054(d) 16,000 16,669
Laboratory Corp. of America
Holdings ,
4.55%, 4/1/2032 63,000 62,001
LifePoint Health, Inc. ,
10.00%, 6/1/2032(a) 20,000 19,966
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
LifePoint Health, Inc.,
7.00%, 5/1/2034(a) 10,000 9,585
Quest Diagnostics, Inc. ,
5.00%, 12/15/2034 68,000 67,540
Radiology Partners, Inc. ,
8.50%, 7/15/2032(a) 25,000 26,090
Select Medical Corp. ,
6.25%, 12/1/2032(a) 10,000 9,714
Tenet Healthcare Corp. ,
5.50%, 11/15/2032(a) 5,000 4,972
281,384
Health Care REITs 0 .1%
CTR Partnership LP ,
3.88%, 6/30/2028(a) 18,000 17,542
Omega Healthcare Investors,
Inc. ,
3.38%, 2/1/2031 37,000 34,351
Sabra Health Care LP ,
3.20%, 12/1/2031 20,000 18,136
70,029
Hotel & Resort REITs 0 .0%
†
RHP Hotel Properties LP ,
6.50%, 6/15/2033(a) 25,000 25,649
5.75%, 3/15/2034(a) 15,000 14,861
40,510
Hotels, Restaurants & Leisure 0 .7%
Acushnet Co. ,
5.63%, 12/1/2033(a) 55,000 54,709
Airbnb, Inc. ,
5.25%, 3/16/2036 33,000 32,863
Carnival Corp. Ltd. ,
5.13%, 5/1/2029(a) 10,000 9,984
5.88%, 6/15/2031(a) 30,000 30,540
5.75%, 8/1/2032(a) 30,000 30,293
6.13%, 2/15/2033(a) 11,000 11,134
Expedia Group, Inc. ,
3.80%, 2/15/2028 63,000 62,196
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 10,000 9,807
Full House Resorts, Inc. ,
8.25%, 2/15/2028(a) 15,000 14,663
Hilton Domestic Operating
Co., Inc. ,
5.75%, 9/15/2033(a) 20,000 20,075
Las Vegas Sands Corp. ,
5.65%, 5/18/2033 19,000 19,001
Life Time, Inc. ,
6.00%, 11/15/2031(a) 60,000 60,930
Light & Wonder International,
Inc. ,
6.25%, 10/1/2033(a) 35,000 34,810
Lindblad Expeditions LLC ,
7.00%, 9/15/2030(a) 15,000 15,509
Marriott International, Inc. ,
4.50%, 10/15/2031 33,000 32,564
5.30%, 5/15/2034 34,000 34,334
McDonald's Corp. ,
4.45%, 3/1/2047 43,000 36,308

12 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
NCL Corp. Ltd. ,
5.88%, 1/15/2031(a) 10,000 9,705
6.25%, 9/15/2033(a) 10,000 9,712
Penn Entertainment, Inc. ,
6.75%, 4/1/2031(a) 10,000 10,052
Rivers Enterprise Borrower
LLC ,
6.25%, 10/15/2030(a) 10,000 10,125
6.63%, 2/1/2033(a) 45,000 45,673
Royal Caribbean Cruises Ltd. ,
5.38%, 7/15/2027(a) 16,000 16,035
5.38%, 1/15/2036 29,000 28,786
Sabre Financial Borrower
LLC ,
11.13%, 6/15/2029(a) 5,000 5,277
Sabre GLBL, Inc. ,
10.75%, 11/15/2029(a) 8,000 7,687
10.75%, 3/15/2030(a) 10,000 9,540
Viking Cruises Ltd. ,
5.88%, 10/15/2033(a) 90,000 90,141
Voyager Parent LLC ,
9.25%, 7/1/2032(a) 13,000 13,748
766,201
Household Durables 0 .1%
Installed Building Products,
Inc. ,
5.63%, 2/1/2034(a) 40,000 39,704
Newell Brands, Inc. ,
6.38%, 5/15/2030 10,000 10,136
Taylor Morrison Communities,
Inc. ,
5.75%, 11/15/2032(a) 20,000 20,583
Whirlpool Corp. ,
7.50%, 7/1/2031(a) 10,000 10,119
6.50%, 6/15/2033 15,000 13,003
93,545
Household Products 0 .0%
†
Energizer Holdings, Inc. ,
6.00%, 9/15/2033(a) 15,000 14,432
Independent Power and Renewable Electricity Producers
0 .1%
Constellation Energy
Generation LLC ,
4.40%, 1/15/2031 27,000 26,544
PSEG Power LLC ,
5.20%, 5/15/2030(a) 22,000 22,248
Talen Energy Supply LLC ,
6.25%, 2/1/2034(a) 15,000 14,909
63,701
Industrial REITs 0 .0%
†
First Industrial LP ,
5.25%, 1/15/2031 43,000 43,267
Information Technology 0 .0%
†
nVent Finance Sarl ,
5.65%, 5/15/2033 16,000 16,454
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 0 .3%
Acrisure LLC ,
6.75%, 7/1/2032(a) 25,000 22,470
Alliant Holdings Intermediate
LLC ,
6.50%, 10/1/2031(a) 40,000 39,890
Arthur J Gallagher & Co. ,
4.85%, 12/15/2029 18,000 18,131
Asurion LLC ,
8.00%, 12/31/2032(a) 5,000 5,038
8.38%, 2/1/2034(a) 5,000 4,628
Brown & Brown, Inc. ,
6.25%, 6/23/2055 14,000 14,120
CRC Insurance Group LLC ,
7.13%, 6/1/2031(a) 50,000 49,841
Guardian Life Global Funding ,
4.33%, 10/6/2030(a) 35,000 34,428
Liberty Mutual Group, Inc. ,
5.25%, 5/1/2036(a) 28,000 27,674
Marsh & McLennan Cos., Inc. ,
4.95%, 3/15/2036 18,000 17,699
New York Life Insurance Co. ,
6.75%, 11/15/2039(a) 16,000 17,706
Progressive Corp. (The) ,
5.15%, 3/26/2036 34,000 33,988
Travelers Cos., Inc. (The) ,
4.60%, 8/1/2043 18,000 16,086
301,699
IT Services 0 .1%
CoreWeave, Inc. ,
9.25%, 6/1/2030(a) 15,000 15,097
Kyndryl Holdings, Inc. ,
4.10%, 10/15/2041 86,000 60,906
VeriSign, Inc. ,
5.10%, 7/15/2031 11,000 11,032
5.25%, 6/1/2032 41,000 41,232
128,267
Life Sciences Tools & Services 0 .0%
†
Illumina, Inc. ,
4.75%, 12/12/2030 27,000 26,836
Machinery 0 .1%
CNH Industrial Capital LLC ,
4.38%, 3/7/2031 18,000 17,616
Columbus McKinnon Corp. ,
7.13%, 2/1/2033(a) 20,000 20,042
Kennametal, Inc. ,
5.80%, 5/28/2036 14,000 14,146
Westinghouse Air Brake
Technologies Corp. ,
4.90%, 5/29/2030 65,000 65,410
Xylem, Inc. ,
5.20%, 6/1/2033 19,000 19,255
136,469
Marine Transportation 0 .2%
Yinson Bergenia Production
BV ,
8.50%, 1/31/2045(a) 197,340 210,824

NVIT DoubleLine Total Return Tactical Fund - June 30, 2026 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0 .3%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 10,000 10,005
7.13%, 2/15/2031(a) 20,000 20,710
Directv Financing LLC ,
8.88%, 2/1/2030(a) 20,000 20,355
9.25%, 6/1/2032(a) 20,000 20,321
DirecTV Financing LLC ,
5.88%, 8/15/2027(a) 4,000 3,994
Discovery Global Holdings,
Inc. ,
4.05%, 3/15/2029 10,000 9,901
4.28%, 3/15/2032 5,000 4,487
5.05%, 3/15/2042 10,000 7,325
DISH DBS Corp. ,
5.75%, 12/1/2028(a)(g) 30,000 29,063
5.13%, 6/1/2029(g) 20,000 17,998
EchoStar Corp. ,
10.75%, 11/30/2029 10,000 10,806
Gray Media, Inc. ,
9.63%, 7/15/2032(a) 15,000 14,477
7.25%, 8/15/2033(a) 15,000 14,770
Lamar Media Corp. ,
5.38%, 11/1/2033(a) 30,000 29,402
McGraw-Hill Education, Inc. ,
7.38%, 9/1/2031(a) 20,000 20,326
Neptune Bidco US, Inc. ,
10.38%, 5/15/2031(a) 15,000 15,546
Nexstar Media, Inc. ,
6.50%, 9/15/2033(a) 20,000 19,995
7.25%, 4/15/2034(a) 5,000 4,987
Univision Communications,
Inc. ,
7.38%, 6/30/2030(a) 30,000 30,081
Videotron Ltd. ,
5.70%, 1/15/2035(a) 32,000 32,099
336,648
Metals & Mining 0 .1%
ArcelorMittal SA ,
6.00%, 6/17/2034 33,000 34,532
Glencore Funding LLC ,
5.20%, 7/1/2033(a) 34,000 34,023
Novelis Corp. ,
6.88%, 1/30/2030(a) 10,000 10,252
Southern Copper Corp. ,
5.25%, 11/8/2042 10,000 9,426
Vale Overseas Ltd. ,
6.40%, 6/28/2054 28,000 28,574
Volcan Cia Minera SAA ,
8.50%, 10/28/2032(a) 25,000 25,868
142,675
Mortgage Real Estate Investment Trusts (REITs) 0 .0%
†
Starwood Property Trust, Inc. ,
5.25%, 10/15/2028(a) 30,000 29,863
Multi-Utilities 0 .2%
Black Hills Corp. ,
6.00%, 1/15/2035 59,000 61,308
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
CMS Energy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.96%),
6.50%, 6/1/2055(d) 16,000 16,387
DTE Energy Co. ,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
1.81%), 6.20%, 7/1/2058(d) 29,000 29,243
NiSource, Inc. ,
5.35%, 4/1/2034 60,000 61,149
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.45%),
6.95%, 11/30/2054(d) 15,000 15,510
5.85%, 4/1/2055 31,000 30,740
Southern Co. Gas Capital
Corp. ,
Series A, 4.05%, 9/15/2028 10,000 9,894
WEC Energy Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.91%),
5.63%, 5/15/2056(d) 23,000 22,861
247,092
Oil, Gas & Consumable Fuels 1 .5%
Antero Midstream Partners LP ,
5.75%, 7/1/2034(a) 24,000 23,700
Buckeye Partners LP ,
6.88%, 7/1/2029(a) 60,000 61,251
Caturus Energy LLC ,
7.13%, 5/15/2031(a) 20,000 19,788
Cheniere Energy Partners LP ,
6.05%, 11/30/2056(a) 21,000 21,213
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 63,000 62,849
5.65%, 4/15/2034 67,000 68,759
6.00%, 7/30/2056(a) 3,000 2,999
Chord Energy Corp. ,
6.00%, 10/1/2030(a) 15,000 15,064
6.75%, 3/15/2033(a) 25,000 25,370
CNX Resources Corp. ,
5.88%, 3/1/2034(a) 20,000 19,463
Colonial Enterprises, Inc. ,
5.63%, 11/15/2035(a) 20,000 19,991
Cosan Overseas Ltd. ,
Reg. S, 8.25%, 8/5/2026(h) 100,000 98,950
Crescent Energy Finance
LLC ,
7.88%, 4/15/2032(a) 10,000 10,125
Eastern Energy Gas Holdings
LLC ,
5.65%, 10/15/2054 36,000 34,448
Ecopetrol SA ,
5.88%, 11/2/2051 35,000 28,048
Enbridge, Inc. ,
5.45%, 3/27/2036 17,000 17,182

14 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 33,000 34,050
Esentia Energy Development
SAB de CV ,
6.13%, 7/30/2033(a) 200,000 199,160
Expand Energy Corp. ,
4.75%, 2/1/2032 16,000 15,593
Gulfport Energy Operating
Corp. ,
6.75%, 9/1/2029(a) 65,000 66,294
Harvest Midstream I LP ,
7.50%, 5/15/2032(a) 30,000 31,073
6.75%, 5/15/2034(a) 10,000 10,143
Hilcorp Energy I LP ,
7.25%, 2/15/2035(a) 15,000 14,769
Kinder Morgan Energy
Partners LP ,
6.95%, 1/15/2038 15,000 16,776
Matador Resources Co. ,
6.50%, 4/15/2032(a) 20,000 20,109
6.00%, 4/15/2034(a) 15,000 14,624
MPLX LP ,
5.30%, 4/1/2036 18,000 17,743
NGL Energy Operating LLC ,
8.13%, 2/15/2029(a) 10,000 10,351
NGPL PipeCo LLC ,
5.60%, 8/15/2036(a) 14,000 13,923
ONEOK, Inc. ,
5.70%, 11/1/2054 18,000 16,710
Par Petroleum LLC ,
7.38%, 6/1/2034(a) 15,000 15,178
Parex Resources, Inc. ,
8.50%, 5/11/2031(a) 200,000 203,179
PBF Holding Co. LLC ,
7.25%, 6/1/2034(a) 5,000 4,950
Permian Resources Operating
LLC ,
6.25%, 2/1/2033(a) 31,000 31,658
Peru LNG Srl ,
Reg. S, 5.38%, 3/22/2030 133,360 129,664
Rio Grande LNG LLC ,
5.25%, 6/30/2031(a) 14,000 13,998
6.15%, 6/30/2041(a) 6,000 6,001
SM Energy Co. ,
7.00%, 8/1/2032(a) 20,000 20,184
Tallgrass Energy Partners LP ,
7.38%, 2/15/2029(a) 20,000 20,515
6.75%, 3/15/2034(a) 10,000 10,089
TransCanada PipeLines Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.12%),
6.38%, 10/17/2056(d) 17,000 17,197
Venture Global LNG, Inc. ,
8.38%, 6/1/2031(a) 25,000 26,023
9.88%, 2/1/2032(a) 10,000 10,676
6.38%, 12/15/2034(a) 10,000 9,828
6.63%, 6/15/2036(a) 5,000 4,928
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Venture Global Plaquemines
LNG LLC ,
6.13%, 12/15/2030(a) 5,000 5,116
7.50%, 5/1/2033(a) 5,000 5,487
6.50%, 1/15/2034(a) 15,000 15,630
Viper Energy Partners LLC ,
4.90%, 8/1/2030 22,000 21,927
Vista Energy Argentina SAU ,
7.88%, 4/8/2038(a) 15,000 15,442
Western Midstream Operating
LP ,
5.50%, 12/15/2035 17,000 16,821
5.70%, 7/1/2036 29,000 29,052
Williams Cos., Inc. (The) ,
5.95%, 3/15/2056 38,000 37,635
YPF SA ,
Reg. S, 7.00%,
9/30/2033(c) 10,000 10,200
1,691,896
Paper & Forest Products 0 .0%
†
Suzano Netherlands BV ,
5.50%, 1/15/2036 39,000 37,916
Passenger Airlines 0 .0%
†
Allegiant Travel Co. ,
7.13%, 7/1/2031(a) 10,000 10,122
JetBlue Airways Corp. ,
9.88%, 9/20/2031(a) 10,000 9,057
United Airlines Holdings, Inc. ,
5.38%, 3/1/2031 30,000 29,785
48,964
Personal Care Products 0 .0%
†
Prestige Brands, Inc. ,
6.25%, 7/15/2034(a) 5,000 5,000
Pharmaceuticals 0 .1%
Bausch Health Cos., Inc. ,
14.00%, 10/15/2030(a) 1,000 935
Eli Lilly & Co. ,
5.60%, 5/20/2056 36,000 36,157
Merck & Co., Inc. ,
5.70%, 9/15/2055 44,000 44,272
Royalty Pharma plc ,
5.95%, 9/25/2055 20,000 19,932
Teva Pharmaceutical Finance
Co. LLC ,
6.15%, 2/1/2036 34,000 35,861
Zoetis, Inc. ,
4.70%, 2/1/2043 12,000 10,732
147,889
Professional Services 0 .1%
Amentum Holdings, Inc. ,
7.25%, 8/1/2032(a) 15,000 15,449
CACI International, Inc. ,
6.38%, 6/15/2033(a) 10,000 10,142
Jacobs Solutions, Inc. ,
5.38%, 3/3/2036 58,000 57,038
Verisk Analytics, Inc. ,
5.25%, 6/5/2034 33,000 32,941

NVIT DoubleLine Total Return Tactical Fund - June 30, 2026 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
VT Topco, Inc. ,
8.50%, 8/15/2030(a) 15,000 15,218
130,788
Real Estate Management & Development 0 .0%
†
Anywhere Real Estate Group
LLC ,
5.25%, 4/15/2030(a) 15,000 14,476
7.00%, 4/15/2030(a) 15,000 15,118
9.75%, 4/15/2030(a) 5,000 5,375
34,969
Residential REITs 0 .1%
Essential Properties LP ,
5.40%, 12/1/2035 44,000 43,552
5.38%, 7/15/2036 15,000 14,800
Store Capital LLC ,
4.95%, 2/11/2031 6,000 5,924
64,276
Retail REITs 0 .1%
Agree LP ,
5.63%, 6/15/2034 45,000 46,222
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.25%, 8/15/2032 36,000 36,400
82,622
Semiconductors & Semiconductor Equipment 0 .1%
Intel Corp. ,
5.30%, 5/15/2036 17,000 16,915
Marvell Technology, Inc. ,
5.30%, 4/15/2036 27,000 26,863
NXP BV ,
4.85%, 8/19/2032 27,000 26,633
Qnity Electronics, Inc. ,
6.25%, 8/15/2033(a) 15,000 15,261
Qorvo, Inc. ,
3.38%, 4/1/2031(a) 38,000 34,709
120,381
Software 0 .1%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 30,000 28,765
Cloud Software Group, Inc. ,
9.00%, 9/30/2029(a) 10,000 9,706
6.63%, 8/15/2033(a) 15,000 13,005
Ellucian Holdings, Inc. ,
6.50%, 12/1/2029(a) 10,000 9,666
OAK-Eagle Acquireco, Inc. ,
7.25%, 7/1/2033(a) 20,000 20,922
8.75%, 7/1/2034(a) 5,000 5,307
Roper Technologies, Inc. ,
4.25%, 9/15/2028 20,000 19,846
UKG, Inc. ,
6.88%, 2/1/2031(a) 35,000 34,002
141,219
Specialized REITs 0 .1%
American Tower Corp. ,
5.55%, 7/15/2033 64,000 65,657
3.70%, 10/15/2049 24,000 17,515
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Equinix, Inc. ,
2.95%, 9/15/2051 57,000 35,658
Extra Space Storage LP ,
5.40%, 6/15/2035 33,000 33,252
152,082
Specialty Retail 0 .2%
Academy Ltd. ,
5.88%, 5/15/2031(a) 15,000 15,000
AutoZone, Inc. ,
5.13%, 6/15/2030 32,000 32,416
Lowe's Cos., Inc. ,
5.63%, 4/15/2053 19,000 18,300
Michaels Cos., Inc. (The) ,
8.50%, 3/15/2033(a) 35,000 34,667
O'Reilly Automotive, Inc. ,
5.00%, 8/19/2034 31,000 30,674
Staples, Inc. ,
10.75%, 9/1/2029(a) 15,000 14,309
Victra Holdings LLC ,
8.75%, 9/15/2029(a) 130,000 134,092
279,458
Technology Hardware, Storage & Peripherals 0 .0%
†
Dell International LLC ,
5.00%, 2/15/2034 28,000 27,638
Dell, Inc. ,
6.50%, 4/15/2038 14,000 15,044
42,682
Textiles, Apparel & Luxury Goods 0 .0%
†
Beach Acquisition Bidco LLC ,
0.00%, 7/15/2033(a)(i) 15,000 16,285
Tobacco 0 .1%
BAT Capital Corp. ,
5.63%, 8/15/2035 37,000 38,129
4.54%, 8/15/2047 41,000 33,799
Philip Morris International,
Inc. ,
5.25%, 2/13/2034 31,000 31,508
4.88%, 4/29/2036 28,000 27,412
130,848
Trading Companies & Distributors 0 .2%
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 45,000 45,524
GATX Corp. ,
5.20%, 3/15/2044 21,000 19,500
Herc Holdings, Inc. ,
7.00%, 6/15/2030(a) 15,000 15,533
5.75%, 3/15/2031(a) 5,000 4,994
6.00%, 3/15/2034(a) 5,000 4,967
QXO Building Products, Inc. ,
6.50%, 7/15/2031(a) 15,000 15,287
6.75%, 4/30/2032(a) 15,000 15,489
6.88%, 7/15/2034(a) 15,000 15,399
United Rentals North America,
Inc. ,
5.38%, 11/15/2033(a) 40,000 39,397
WESCO Distribution, Inc. ,
6.38%, 3/15/2033(a) 5,000 5,130

16 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
WESCO Distribution, Inc.,
5.50%, 4/15/2034(a) 10,000 9,892
191,112
Transportation Infrastructure 0 .1%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 146,000 135,264
Seaspan Corp. Pte. Ltd. ,
5.50%, 8/1/2029(a) 25,000 24,528
159,792
Water Utilities 0 .0%
†
Essential Utilities, Inc. ,
5.13%, 3/15/2036 13,000 12,815
Wireless Telecommunication Services 0 .1%
T-Mobile USA, Inc. ,
5.50%, 1/15/2055 34,000 31,214
5.25%, 6/15/2055 21,000 18,614
5.88%, 11/15/2055 16,000 15,580
65,408
Total Corporate Bonds
(cost $14,250,920)
14,270,869
Foreign Government Securities 0 .5%
DOMINICAN REPUBLIC 0 .1%
Dominican Republic
Government Bond ,
Reg. S, 5.75%, 3/17/2034 150,000 147,795
PERU 0 .0%
†
Republic of Peru ,
5.50%, 3/30/2036 25,000 25,241
POLAND 0 .0%
†
Republic of Poland ,
5.38%, 4/14/2036 25,000 25,219
SAUDI ARABIA 0 .2%
Kingdom of Saudi Arabia ,
Reg. S, 4.63%, 10/4/2047 200,000 168,522
SOUTH AFRICA 0 .2%
Republic of South Africa ,
Reg. S, 6.13%, 12/11/2037 200,000 196,682
Total Foreign Government Securities
(cost $554,910)
563,459
Mortgage-Backed Securities 14 .9%
FHLMC Gold Pool Pool#
Q50135 ,
3.50%, 8/1/2047 1,039,556
962,024
FHLMC UMBS Pool
Pool# SD5677
5.00%, 3/1/2054 490,326 487,561
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SL1124
6.00%, 4/1/2055 1,272,620 1,308,544
Pool# SL3352
5.00%, 11/1/2055 1,577,895 1,571,285
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,923,613
Pool# BS9551
5.94%, 9/1/2053 1,855,996 1,941,430
FNMA UMBS Pool
Pool# MA2888
2.50%, 1/1/2047 820,740 708,117
Pool# AS9937
3.00%, 7/1/2047 833,043 744,763
Pool# FM8215
2.50%, 3/1/2051 1,113,889 951,015
Pool# CB0705
3.00%, 6/1/2051 1,075,537 948,461
Pool# MA4416
3.50%, 9/1/2051 893,699 816,466
Pool# MA4918
5.00%, 2/1/2053 1,364,768 1,350,857
Pool# FS9671
5.50%, 11/1/2054 817,511 833,191
Pool# FA0627
5.50%, 2/1/2055 870,651 881,985
Pool# FA4185
5.00%, 1/1/2056 1,670,607 1,651,343
Total Mortgage-Backed Securities
(cost $18,191,617)
17,080,655
U.S. Treasury Obligations 21 .0%
U.S. Treasury Bonds, 1.38%,
11/15/2040 1,000,000 646,445
U.S. Treasury Inflation Linked
Notes
0.38%, 7/15/2027 517,329 508,672
1.63%, 10/15/2027 674,520 671,151
0.50%, 1/15/2028 513,034 499,883
U.S. Treasury Notes
0.75%, 1/31/2028 14,650,000 13,888,314
0.88%, 11/15/2030 9,000,000 7,815,235
Total U.S. Treasury Obligations
(cost $24,144,204)
24,029,700

NVIT DoubleLine Total Return Tactical Fund - June 30, 2026 (Unaudited) - Statement of Investments - 17
Investment Company 0 .9%
Shares Value ($)
Fixed Income Fund 0 .9%
American Beacon DoubleLine
Floating Rate Fund, Class
Y 112,959 1,004,205
Total Investment Company
(cost $1,065,202)
1,004,205
Total Investments
(cost $114,159,604) — 95.9%
109,874,851
Other assets in excess of
liabilities — 4.1% 4,717,684
NET ASSETS — 100.0%
$ 114,592,535
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$29,711,840 which represents 25.93% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of June 30, 2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2026.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2026.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2026. The
maturity date reflects the next call date.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) Security in default.
(h) Perpetual bond security. The maturity date reflects the next call date.
(i) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
MTN Medium Term Note
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 171 9/2026 USD 35,248,711 (6,939)
U.S. Treasury 5 Year Note 240 9/2026 USD 25,691,250 106,574
U.S. Treasury 10 Year Ultra Note 4 9/2026 USD 449,875 5,177
U.S. Treasury Long Bond 90 9/2026 USD 10,215,000 310,281
Total long contracts 415,093
Short Contracts
U.S. Treasury Ultra Bond (37) 9/2026 USD (4,297,781) (145,261)
Total short contracts (145,261)
Net contracts 269,832
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Government Bond Fund
Asset-Backed Securities 3 .9%
Principal
Amount ($) Value ($)
Automobiles 0 .1%
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 390,030 390,914
Equipment Loans & Leases 0 .1%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 351,148 353,471
Home Equity 0 .6%
BRAVO Residential Funding
Trust
Series 2024-CES1, Class
A1A, 6.38%, 4/25/2054(a)
(b) 536,063 538,830
Series 2025-CES3, Class
A1B, 5.19%, 12/25/2055(a)
(b) 975,754 967,994
1,506,824
Other 3 .1%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 445,705 446,090
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 306,296 306,330
FNA LLC, Series 2025-
1, Class A, 5.62%,
3/15/2045(a)(c) 904,672 899,334
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 508,832 450,160
HTS Fund II LLC, Series
2025-1, Class A, 5.35%,
6/23/2045(a) 1,400,000 1,399,334
Progress Residential Trust,
Series 2022-SFR2, Class D,
3.95%, 4/17/2027(a) 1,900,000 1,874,849
RCKTL, Series 2025-
2A, Class B, 4.60%,
11/27/2034(a) 950,000 946,102
Reach Abs Trust, Series
2026-1A, Class B, 4.37%,
2/15/2033(a) 500,000 496,761
Reach ABS Trust
Series 2025-1A, Class A,
4.96%, 8/16/2032(a) 112,355 112,450
Series 2025-2A, Class A,
4.93%, 8/18/2032(a) 210,471 210,875
Renew, Series 2018-1, Class
M, 4.45%, 9/20/2053(a) 782,213 714,339
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 325,000 318,873
8,175,497
Total Asset-Backed Securities
(cost $10,511,326)
10,426,706
Collateralized Mortgage Obligations 5 .6%
Principal
Amount ($) Value ($)
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(c) 81,843 80,264
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 5.47%, 2/25/2062(a)(b) 652,528 651,053
Cross Mortgage Trust, Series
2024-H1, Class A1, 6.09%,
12/25/2068(a)(b) 554,414 555,311
FNMA REMICS
Series 2015-92, Class PA,
2.50%, 12/25/2041 1,483,778 1,377,083
Series 2013-59, Class MX,
2.50%, 9/25/2042 5,016,867 4,784,601
Series 2015-88, Class JA,
2.50%, 12/25/2045 1,205,420 1,121,482
GCAT Trust
Series 2024-NQM1, Class
A1, 6.01%, 1/25/2059(a)(b) 667,078 668,012
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(c) 932,812 849,206
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(c) 399,129 383,028
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(c) 1,212,083 1,174,968
OBX Trust
Series 2024-NQM1, Class
A1, 5.93%, 11/25/2063(a)(b) 509,561 509,875
Series 2024-NQM2, Class
A1, 5.88%, 12/25/2063(a)(b) 730,858 731,454
PRPM Trust, Series 2024-
NQM4, Class A3, 6.13%,
12/26/2069(a)(b) 885,608 886,002
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 5.16%,
3/25/2067(a)(c) 1,161,825 1,152,757
Total Collateralized Mortgage Obligations
(cost $15,505,940)
14,925,096
Commercial Mortgage-Backed Securities 3 .7%
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K-154, Class A2,
4.35%, 1/25/2033(c) 2,800,000 2,761,266
Series K-157, Class A2,
4.20%, 5/25/2033 7,200,000 7,029,626
Total Commercial Mortgage-Backed
Securities
(cost $9,759,911) 9,790,892

NVIT Government Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 19
Mortgage-Backed Securities 46 .0%
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,348,040 1,281,116
Pool# G08881
3.50%, 6/1/2049 878,788 807,681
FHLMC Non Gold Pool Pool#
847558 ,
6.56%, 6/1/2035 (c) 175,957
182,369
FHLMC Pool Gold Pool Pool#
WN5200 ,
4.25%, 1/1/2030 3,902,000
3,871,719
FHLMC UMBS Pool
Pool# SD8025
3.50%, 11/1/2049 2,019,161 1,852,614
Pool# SD8030
3.00%, 12/1/2049 1,106,747 978,078
Pool# SD8050
3.00%, 3/1/2050 1,642,485 1,446,559
Pool# SD8080
2.00%, 6/1/2050 1,994,064 1,614,033
Pool# SD8171
1.50%, 10/1/2051 2,570,276 1,968,535
Pool# SD8182
2.00%, 12/1/2051 3,403,727 2,732,305
Pool# SD8199
2.00%, 3/1/2052 4,268,082 3,429,493
Pool# QE0958
2.00%, 3/1/2052 3,183,760 2,555,271
Pool# SD8200
2.50%, 3/1/2052 3,343,817 2,809,019
Pool# QE0799
2.50%, 4/1/2052 2,257,547 1,891,931
Pool# SD8302
6.50%, 2/1/2053 604,098 626,016
Pool# SD6605
5.50%, 9/1/2053 3,836,708 3,873,366
Pool# SD8378
7.00%, 11/1/2053 380,529 401,853
FNMA Pool
Pool# BZ2178
4.41%, 10/1/2029 2,899,000 2,895,145
Pool# BZ5226
4.04%, 10/1/2030 6,064,000 5,962,787
Pool# 745684
6.06%, 4/1/2034(c) 471,372 483,562
Pool# 790760
6.39%, 9/1/2034(c) 221,085 226,476
Pool# 799144
5.41%, 4/1/2035(c) 52,735 53,380
Pool# 822705
5.88%, 4/1/2035(c) 97,664 100,126
Pool# 815217
5.71%, 5/1/2035(c) 370,957 379,221
Pool# 783609
6.07%, 5/1/2035(c) 283,814 290,439
Pool# 821377
6.26%, 5/1/2035(c) 32,272 32,941
Pool# 826181
6.33%, 7/1/2035(c) 462,137 473,708
Pool# 873932
6.31%, 8/1/2036 4,862,662 4,849,346
Pool# 745866
6.23%, 9/1/2036(c) 522,250 538,668
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047 6,860,784 6,143,655
Pool# MA3746
4.00%, 8/1/2049 855,112 810,663
Pool# BP5843
2.50%, 5/1/2050 4,367,924 3,670,692
Pool# MA4096
2.50%, 8/1/2050 2,914,171 2,461,916
Pool# MA4119
2.00%, 9/1/2050 3,638,670 2,935,157
Pool# MA4183
2.50%, 11/1/2050 2,440,885 2,061,570
Pool# CB0456
2.50%, 5/1/2051 2,959,762 2,478,006
Pool# FS3885
3.00%, 11/1/2051 2,378,258 2,077,550
Pool# MA4492
2.00%, 12/1/2051 4,176,003 3,352,244
Pool# FS1648
2.50%, 1/1/2052 2,618,156 2,197,259
Pool# MA4577
2.00%, 4/1/2052 11,145,984 8,930,622
Pool# FS1749
2.50%, 4/1/2052 3,563,757 2,995,793
Pool# MA4980
6.00%, 4/1/2053 832,454 854,159
Pool# FS7087
5.50%, 8/1/2053 2,800,006 2,834,059
Pool# FS5738
6.50%, 8/1/2053 4,316,982 4,467,224
Pool# FA3721
5.00%, 9/1/2053 4,183,367 4,143,805
Pool# CB7339
6.00%, 10/1/2053 2,097,653 2,147,169
Pool# MA5189
5.00%, 11/1/2053 1,424,283 1,406,680
Pool# MA5192
6.50%, 11/1/2053 717,689 742,667
Pool# FS8795
6.00%, 8/1/2054 4,195,193 4,306,881
Pool# FA1490
6.00%, 4/1/2055 3,716,743 3,803,568
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 1,356,462 1,375,310
Pool# MA8647
5.00%, 2/20/2053 1,400,460 1,388,231
Pool# MA8727
6.00%, 3/20/2053 842,224 866,558
Pool# MA9018
6.00%, 7/20/2053 731,693 752,987
Pool# MA9490
6.50%, 2/20/2054 772,840 803,191
Pool# MA9543
6.50%, 3/20/2054 942,372 979,381
Pool# MA9852
6.00%, 8/20/2054 813,843 834,644

20 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Government Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 787508
6.50%, 5/20/2064 1,563,754 1,623,908
Total Mortgage-Backed Securities
(cost $131,314,012)
122,053,306
U.S. Government Agency Securities 8 .0%
FFCB, 3.19%, 3/9/2033 2,475,000 2,282,822
Tennessee Valley Authority
4.38%, 8/1/2034(d) 5,750,000 5,742,565
4.88%, 5/15/2035 13,000,000 13,281,622
Total U.S. Government Agency Securities
(cost $21,092,142)
21,307,009
U.S. Treasury Obligations 26 .3%
U.S. Treasury Bonds
4.63%, 11/15/2045 1,325,000 1,272,621
2.50%, 2/15/2046 5,150,000 3,550,885
5.00%, 5/15/2046 (d) 2,000,000 2,015,000
2.25%, 8/15/2046 5,000,000 3,261,133
1.25%, 5/15/2050 (d) 6,000,000 2,855,156
4.25%, 2/15/2054 1,250,000 1,115,332
4.63%, 2/15/2055 2,000,000 1,900,547
4.63%, 11/15/2055 (d) 7,000,000 6,659,844
4.75%, 2/15/2056 (d) 4,500,000 4,371,328
5.00%, 5/15/2056 1,000,000 1,010,625
U.S. Treasury Notes
4.25%, 1/15/2028 2,500,000 2,502,734
3.50%, 1/31/2028 (d) 1,000,000 989,688
3.50%, 10/15/2028 3,000,000 2,956,289
3.50%, 1/15/2029 (d) 7,250,000 7,133,604
3.88%, 6/30/2030 3,000,000 2,965,312
3.63%, 9/30/2030 (d) 2,000,000 1,955,937
3.63%, 10/31/2030 4,000,000 3,909,688
3.63%, 12/31/2030 9,500,000 9,276,230
3.88%, 3/31/2031 (d) 4,250,000 4,189,570
3.88%, 4/30/2031 (d) 1,500,000 1,478,438
4.00%, 11/15/2035 4,625,000 4,473,965
Total U.S. Treasury Obligations
(cost $73,416,465)
69,843,926
Short-Term Investments 4 .9%
Shares
Money Market Funds 0 .0%
†
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(e)(f) 10,625 10,625
Invesco Government
& Agency Portfolio,
Institutional Shares,
3.57%(e)(f) 10,625 10,625
Short-Term Investments
Shares Value ($)
Money Market Funds
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(e)(f) 10,625 10,625
31,875
Principal
Amount ($)
U.S. Government Agency Security 4 .9%
Resolution Funding Corp.,
2.56%, 1/15/2030(g) 15,000,000 12,895,444
Total Short-Term Investments
(cost $13,826,760)
12,927,319
Repurchase Agreement 0 .1%
CF Secured, LLC
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $325,324,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$331,830. (f)(h) 325,291 325,291
Total Repurchase Agreement
(cost $325,291)
325,291
Total Investments
(cost $275,751,847) — 98.5%
261,599,545
Other assets in excess of
liabilities — 1.5% 3,897,789
NET ASSETS — 100.0%
$ 265,497,334
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$18,068,636 which represents 6.81% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2026.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of June 30, 2026.

NVIT Government Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 21
(d) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $29,000,576, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $31,875 and $325,291,
respectively, and by $29,767,479 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 4.88%, and maturity dates ranging from
7/30/2026 - 5/15/2056, a total value of $30,124,645.
(e) Represents 7-day effective yield as of June 30, 2026.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $357,166.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Government Money Market Fund
U.S. Government Agency Securities 17 .7%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.14%), 3.76%,
9/25/2026(a) 3,000,000 3,000,000
(SOFR + 0.14%), 3.76%,
11/23/2026(a) 16,000,000 16,000,000
(SOFR + 0.14%), 3.76%,
12/2/2026(a) 9,700,000 9,700,000
(SOFR + 0.09%), 3.71%,
5/12/2027(a) 5,400,000 5,400,000
(SOFR + 0.09%), 3.71%,
2/17/2028(a) 3,800,000 3,800,000
(SOFR + 0.09%), 3.71%,
3/24/2028(a) 5,500,000 5,500,000
(SOFR + 0.09%), 3.71%,
4/7/2028(a) 8,700,000 8,700,000
(SOFR + 0.09%), 3.71%,
5/15/2028(a) 6,300,000 6,300,000
FHLB
(SOFR + 0.00%), 3.62%,
7/6/2026(a) 8,100,000 8,100,000
3.56%, 7/8/2026 6,600,000 6,595,512
(SOFR + 0.01%), 3.63%,
7/10/2026(a) 5,800,000 5,800,000
3.56%, 7/17/2026 7,000,000 6,989,111
3.60%, 7/22/2026 5,300,000 5,289,074
3.61%, 7/24/2026 5,400,000 5,387,777
(SOFR + 0.01%), 3.63%,
8/13/2026(a) 12,500,000 12,500,000
(SOFR + 0.02%), 3.64%,
8/18/2026(a) 7,600,000 7,600,000
(SOFR + 0.01%), 3.63%,
8/21/2026(a) 38,000,000 38,000,000
(SOFR + 0.02%), 3.64%,
8/24/2026(a) 14,700,000 14,700,000
3.60%, 8/26/2026 15,000,000 14,917,400
(SOFR + 0.02%), 3.64%,
8/28/2026(a) 3,700,000 3,700,000
3.61%, 9/9/2026 12,100,000 12,016,594
(SOFR + 0.14%), 3.76%,
9/10/2026(a) 3,000,000 3,000,000
(SOFR + 0.14%), 3.76%,
9/14/2026(a) 4,000,000 4,000,000
3.69%, 9/16/2026 15,000,000 14,882,575
(SOFR + 0.02%), 3.64%,
9/18/2026(a) 6,000,000 6,000,000
(SOFR + 0.14%), 3.76%,
9/18/2026(a) 7,500,000 7,500,000
(SOFR + 0.02%), 3.64%,
9/28/2026(a) 7,100,000 7,100,000
3.69%, 10/7/2026 11,300,000 11,188,491
(SOFR + 0.03%), 3.65%,
10/19/2026(a) 7,300,000 7,300,000
(SOFR + 0.03%), 3.65%,
10/22/2026(a) 8,000,000 8,000,000
3.68%, 10/28/2026 8,000,000 7,904,536
(SOFR + 0.02%), 3.64%,
10/29/2026(a) 7,100,000 7,100,000
(SOFR + 0.03%), 3.65%,
11/2/2026(a) 11,600,000 11,600,000
(SOFR + 0.04%), 3.66%,
11/4/2026(a) 4,800,000 4,800,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(SOFR + 0.03%), 3.65%,
11/5/2026(a) 8,700,000 8,700,000
3.80%, 11/6/2026 27,200,000 27,200,000
3.84%, 11/6/2026 13,600,000 13,600,000
(SOFR + 0.02%), 3.64%,
11/9/2026(a) 8,500,000 8,500,000
(SOFR + 0.04%), 3.66%,
11/16/2026(a) 4,000,000 4,000,000
(SOFR + 0.03%), 3.65%,
11/24/2026(a) 5,000,000 5,000,000
3.72%, 11/25/2026 9,600,000 9,456,685
(SOFR + 0.03%), 3.65%,
12/1/2026(a) 8,000,000 8,000,000
(SOFR + 0.03%), 3.65%,
12/8/2026(a) 5,500,000 5,500,000
(SOFR + 0.03%), 3.65%,
12/11/2026(a) 8,000,000 8,000,000
(SOFR + 0.04%), 3.66%,
12/14/2026(a) 13,000,000 13,000,000
(SOFR + 0.04%), 3.66%,
12/17/2026(a) 13,900,000 13,900,000
(SOFR + 0.03%), 3.65%,
12/18/2026(a) 5,000,000 5,000,000
(SOFR + 0.03%), 3.65%,
12/22/2026 9,200,000 9,200,000
(SOFR + 0.05%), 3.67%,
12/23/2026(a) 7,600,000 7,599,413
(SOFR + 0.04%), 3.66%,
12/28/2026(a) 8,000,000 8,000,000
(SOFR + 0.05%), 3.67%,
1/14/2027(a) 6,000,000 6,000,000
(SOFR + 0.04%), 3.66%,
1/19/2027(a) 10,000,000 10,000,000
(SOFR + 0.04%), 3.66%,
1/21/2027(a) 8,300,000 8,300,000
3.70%, 1/21/2027 7,000,000 6,857,200
(SOFR + 0.04%), 3.66%,
1/28/2027(a) 9,700,000 9,700,000
(SOFR + 0.05%), 3.67%,
1/29/2027(a) 8,000,000 8,000,000
(SOFR + 0.06%), 3.68%,
3/1/2027(a) 8,000,000 8,000,000
(SOFR + 0.06%), 3.68%,
3/16/2027(a) 6,400,000 6,400,000
(SOFR + 0.10%), 3.72%,
3/16/2027(a) 7,000,000 7,000,000
(SOFR + 0.05%), 3.67%,
5/20/2027(a) 6,100,000 6,100,000
(SOFR + 0.06%), 3.68%,
5/27/2027(a) 12,200,000 12,200,000
(SOFR + 0.15%), 3.77%,
8/26/2027(a) 5,000,000 5,000,000
(SOFR + 0.14%), 3.76%,
9/23/2027(a) 3,500,000 3,500,000
(SOFR + 0.18%), 3.80%,
10/8/2027(a) 12,300,000 12,300,000
(SOFR + 0.15%), 3.77%,
11/19/2027(a) 8,500,000 8,500,000
(SOFR + 0.10%), 3.72%,
12/17/2027(a) 7,000,000 7,000,000

NVIT Government Money Market Fund - June 30, 2026 (Unaudited) - Statement of Investments - 23
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(SOFR + 0.09%), 3.71%,
3/30/2028(a) 5,000,000 5,000,000
(SOFR + 0.09%), 3.71%,
6/9/2028(a) 16,000,000 16,000,000
(SOFR + 0.11%), 3.73%,
6/16/2028 8,000,000 8,000,000
FHLMC, (SOFR + 0.14%),
3.76%, 10/16/2026(a) 8,000,000 8,000,000
FNMA
(SOFR + 0.14%), 3.76%,
9/11/2026(a) 4,000,000 4,000,000
(SOFR + 0.14%), 3.76%,
10/23/2026(a) 4,000,000 4,000,000
(SOFR + 0.14%), 3.76%,
11/20/2026(a) 8,000,000 8,000,000
(SOFR + 0.14%), 3.76%,
12/11/2026(a) 5,500,000 5,500,000
Total U.S. Government Agency Securities
(cost $638,384,368)
638,384,368
U.S. Treasury Obligations 37 .5%
U.S. Treasury Bills
3.59%, 7/2/2026 53,400,000 53,394,726
3.82%, 7/9/2026 48,200,000 48,159,857
3.64%, 7/14/2026 59,300,000 59,222,779
3.62%, 7/21/2026 25,000,000 24,950,000
3.58%, 7/23/2026 35,000,000 34,924,711
3.56%, 8/13/2026 10,000,000 9,958,194
3.67%, 8/18/2026 18,700,000 18,609,617
3.65%, 8/25/2026 7,300,000 7,259,738
3.66%, 9/1/2026 17,000,000 16,894,014
3.60%, 9/3/2026 14,500,000 14,408,876
3.65%, 9/8/2026 11,900,000 11,817,776
3.62%, 9/10/2026 28,000,000 27,803,133
3.66%, 9/15/2026 28,000,000 27,786,313
3.64%, 9/17/2026 10,000,000 9,922,650
3.70%, 9/24/2026 18,000,000 17,845,725
3.67%, 9/29/2026 20,000,000 19,818,500
3.67%, 10/1/2026 25,400,000 25,165,995
3.68%, 10/6/2026 16,000,000 15,843,291
3.68%, 10/8/2026 8,200,000 8,118,482
3.71%, 10/13/2026 17,000,000 16,820,008
3.68%, 10/15/2026 23,530,000 23,279,889
3.66%, 10/22/2026 13,600,000 13,446,747
3.82%, 10/27/2026 11,000,000 10,864,071
3.66%, 10/29/2026 17,300,000 17,092,977
3.68%, 11/5/2026 17,000,000 16,783,500
3.68%, 11/12/2026 19,100,000 18,842,994
3.68%, 11/19/2026 16,700,000 16,463,549
3.65%, 11/27/2026 64,200,000 63,257,736
3.73%, 12/3/2026 18,000,000 17,715,962
3.75%, 12/17/2026 13,100,000 12,873,690
3.76%, 12/24/2026 35,900,000 35,257,522
3.51%, 1/21/2027 35,000,000 34,327,650
3.61%, 3/18/2027 14,700,000 14,330,009
3.69%, 4/15/2027 20,900,000 20,304,768
3.79%, 5/13/2027 6,200,000 6,001,359
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
(US Treasury 3 Month
Bill Money Market Yield +
0.18%), 3.96%, 7/31/2026(a) 44,300,000 44,297,488
4.38%, 7/31/2026 1,400,000 1,400,738
3.75%, 8/31/2026 4,800,000 4,800,336
3.50%, 9/30/2026 14,600,000 14,592,412
1.13%, 10/31/2026 8,400,000 8,331,122
(US Treasury 3 Month
Bill Money Market
Yield + 0.21%), 3.98%,
10/31/2026(a) 43,000,000 43,006,437
4.13%, 10/31/2026 4,200,000 4,205,376
4.25%, 11/30/2026 19,500,000 19,550,481
1.25%, 12/31/2026 11,500,000 11,367,174
4.25%, 12/31/2026 23,100,000 23,171,689
1.50%, 1/31/2027 6,000,000 5,930,517
(US Treasury 3 Month
Bill Money Market Yield +
0.10%), 3.87%, 1/31/2027(a) 67,000,000 66,999,531
4.13%, 1/31/2027 26,700,000 26,784,742
1.88%, 2/28/2027 12,700,000 12,555,968
4.13%, 2/28/2027 5,000,000 5,009,353
4.25%, 3/15/2027 10,500,000 10,552,523
2.50%, 3/31/2027 3,000,000 2,974,453
3.88%, 3/31/2027 30,300,000 30,365,157
4.50%, 4/15/2027 3,000,000 3,019,842
2.75%, 4/30/2027 3,000,000 2,974,230
3.75%, 4/30/2027 27,900,000 27,893,451
(US Treasury 3 Month
Bill Money Market Yield +
0.16%), 3.94%, 4/30/2027(a) 20,000,000 20,000,000
2.63%, 5/31/2027 8,400,000 8,307,340
3.88%, 5/31/2027 26,200,000 26,217,603
4.63%, 6/15/2027 6,700,000 6,743,833
(US Treasury 3 Month
Bill Money Market Yield +
0.16%), 3.93%, 7/31/2027(a) 38,600,000 38,586,982
(US Treasury 3 Month
Bill Money Market
Yield + 0.19%), 3.97%,
10/31/2027(a) 34,600,000 34,615,864
(US Treasury 3 Month
Bill Money Market Yield +
0.10%), 3.87%, 1/31/2028(a) 48,400,000 48,394,585
(US Treasury 3 Month
Bill Money Market Yield +
0.10%), 3.88%, 4/30/2028(a) 15,400,000 15,402,410
Total U.S. Treasury Obligations
(cost $1,357,618,445) 1,357,618,445

24 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Government Money Market Fund
Repurchase Agreements 45 .1%
Principal
Amount ($) Value ($)
Banco Santander SA, 3.65%,
dated 6/30/2026, due
7/1/2026, repurchase
price $321,032,546,
collateralized by U.S.
Government Agency
Securities, ranging from
1.04% - 7.50%, maturing
4/20/2030 - 8/15/2068;
total market value
$340,471,437.(b) 321,000,000 321,000,000
Canadian Imperial Bank
of Commerce, 3.65%,
dated 6/30/2026, due
7/1/2026, repurchase
price $450,045,625,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25% -
7.00%, maturing 1/1/2027
- 5/20/2072; total market
value $459,000,017.(b) 450,000,000 450,000,000
MUFG Securities Ltd.,
3.64%, dated 6/30/2026,
due 7/1/2026, repurchase
price $160,016,178,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.63% - 4.88%, maturing
6/15/2027 - 2/15/2055;
total market value
$163,200,003.(b) 160,000,000 160,000,000
MUFG Securities Ltd.,
3.65%, dated 6/30/2026,
due 7/1/2026, repurchase
price $350,035,486,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.23%
- 6.50%, maturing
10/15/2027 - 5/20/2056;
total market value
$357,000,003.(b) 350,000,000 350,000,000
Nomura Securities
International, Inc., 3.65%,
dated 6/30/2026, due
7/1/2026, repurchase
price $100,010,139,
collateralized by U.S.
Government Agency
Securities, ranging from
1.15% - 6.25%, maturing
8/28/2026 - 3/1/2062;
total market value
$102,009,495.(b) 100,000,000 100,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
RBC Dominion Securities,
Inc., 3.65%, dated
6/30/2026, due
7/1/2026, repurchase
price $100,010,139,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
7.00%, maturing 4/15/2029
- 5/1/2056; total market
value $104,910,032.(b) 100,000,000 100,000,000
Royal Bank of Canada,
3.65%, dated 6/30/2026,
due 7/1/2026, repurchase
price $150,015,208,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
6.25%, maturing 8/6/2026
- 10/20/2054; total market
value $153,856,835.(b) 150,000,000 150,000,000
Total Repurchase Agreements
(cost $1,631,000,000)
1,631,000,000
Total Investments
(cost $3,627,002,813) — 100.3% 3,627,002,813
Liabilities in excess of other assets — (0.3)% (12,563,755)
NET ASSETS — 100.0%
$3,614,439,058
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2026.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Inflation Managed Fund - June 30, 2026 (Unaudited) - Statement of Investments - 25
Asset-Backed Securities 6 .3%
Principal
Amount ($) Value ($)
Airlines 0 .1%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 226,050 216,178
Automobiles 4 .3%
American Credit Acceptance
Receivables Trust
Series 2026-2, Class B,
4.50%, 10/8/2030(a) 200,000 199,122
Series 2026-1, Class D,
5.10%, 1/12/2033(a) 370,000 367,037
AmeriCredit Automobile
Receivables Trust, Series
2023-2, Class B, 5.84%,
7/18/2029 430,000 433,475
Avis Budget Rental Car
Funding AESOP LLC
Series 2022-1A, Class A,
3.83%, 8/21/2028(a) 500,000 496,704
Series 2024-2A, Class B,
5.57%, 10/20/2028(a) 500,000 503,791
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 100,000 101,515
Bridgecrest Lending Auto
Securitization Trust
Series 2024-1, Class C,
5.65%, 4/16/2029 249,491 250,660
Series 2025-2, Class C,
5.17%, 3/17/2031 40,000 40,162
Series 2025-3, Class C,
4.81%, 5/15/2031 55,000 54,960
Series 2026-1, Class C,
4.44%, 11/17/2031 140,000 138,314
Series 2026-2, Class C,
4.88%, 2/17/2032 165,000 164,296
CarMax Auto Owner Trust,
Series 2025-3, Class A3,
4.35%, 7/15/2030 30,000 30,003
Carvana Auto Receivables
Trust, Series 2025-
P3, Class A3, 4.04%,
11/11/2030 35,000 34,817
CPS Auto Receivables Trust,
Series 2026-B, Class B,
4.59%, 12/16/2030(a) 340,000 338,389
Credit Acceptance Auto Loan
Trust
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 500,000 503,193
Series 2025-1A, Class C,
5.71%, 7/16/2035(a) 100,000 100,382
Series 2025-2A, Class A,
4.50%, 11/15/2035(a) 50,000 49,768
Series 2026-1A, Class B,
4.96%, 6/16/2036(a) 110,000 109,008
Drive Auto Receivables Trust
Series 2024-2, Class B,
4.52%, 7/16/2029 475,000 475,341
Series 2025-2, Class C,
4.39%, 9/15/2032 20,000 19,812
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-1, Class C,
4.99%, 9/15/2032 17,000 17,052
Exeter Automobile
Receivables Trust
Series 2024-1A, Class C,
5.41%, 5/15/2030 407,458 409,120
Series 2026-2A, Class B,
4.66%, 1/15/2031 200,000 199,345
Series 2025-4A, Class C,
4.57%, 6/16/2031 60,000 59,577
Series 2025-3A, Class C,
5.09%, 10/15/2031 27,000 27,102
Series 2025-5A, Class C,
4.68%, 3/15/2032 25,000 24,839
Series 2026-1A, Class C,
4.40%, 5/17/2032 135,000 133,012
Ford Credit Auto Owner Trust,
Series 2026-1, Class A,
4.32%, 8/15/2038(a)(b) 365,000 360,840
GLS Auto Receivables Issuer
Trust
Series 2026-2A, Class B,
4.63%, 9/16/2030(a) 200,000 199,315
Series 2025-4A, Class C,
4.74%, 8/15/2031(a) 25,000 24,871
GM Financial Automobile
Leasing Trust, Series
2025-3, Class A3, 4.17%,
8/21/2028 100,000 99,885
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-1, Class A4,
4.59%, 7/17/2028 142,000 142,172
Series 2026-1, Class A3,
3.84%, 5/16/2031 290,000 286,722
Hertz Vehicle Financing III
LLC, Series 2025-3A, Class
A, 5.06%, 12/26/2029(a) 100,000 100,213
Honda Auto Receivables
Owner Trust, Series 2025-3,
Class A3, 4.04%, 2/21/2030 100,000 99,559
Hyundai Auto Lease
Securitization Trust, Series
2026-A, Class A3, 3.97%,
12/15/2028(a) 190,000 188,717
M&T Bank RV Trust, Series
2026-1A, Class A, 4.35%,
1/15/2046(a) 89,002 87,693
Mercedes-Benz Auto Lease
Trust, Series 2025-A, Class
A4, 4.69%, 2/18/2031 15,000 15,052
Nissan Auto Receivables
Owner Trust, Series
2025-A, Class A3, 4.49%,
12/17/2029 100,000 100,236
OneMain Direct Auto
Receivables Trust, Series
2026-1A, Class C, 4.86%,
5/15/2034(a) 195,000 191,766

26 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Santander Drive Auto
Receivables Trust
Series 2024-4, Class A3,
4.85%, 1/16/2029 25,123 25,151
Series 2024-4, Class C,
4.95%, 4/15/2030 550,000 551,786
Series 2024-2, Class C,
5.84%, 6/17/2030 500,000 506,102
Series 2024-3, Class C,
5.64%, 8/15/2030 456,000 460,642
Series 2025-4, Class C,
4.52%, 1/15/2032 5,000 4,967
Series 2026-1, Class C,
4.26%, 4/15/2032 185,000 182,322
SFS Auto Receivables
Securitization Trust
Series 2024-1A, Class A4,
4.94%, 1/21/2031(a) 120,000 120,747
Series 2024-1A, Class B,
5.38%, 1/21/2031(a) 535,000 541,023
Toyota Auto Receivables
Owner Trust
Series 2026-A, Class A3,
3.86%, 9/16/2030 170,000 168,368
Series 2026-B, Class A3,
4.13%, 12/16/2030 223,000 221,699
Toyota Lease Owner Trust,
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 45,000 44,723
Truist Bank Auto Credit-Linked
Notes, Series 2026-1, Class
B, 5.07%, 6/26/2034(a) 290,000 289,566
Veros Auto Receivables Trust,
Series 2026-1, Class B,
4.84%, 5/15/2029(a) 45,000 44,884
Volkswagen Auto Lease Trust,
Series 2025-B, Class A3,
4.01%, 1/22/2029 50,000 49,831
10,389,648
Equipment Loans & Leases 0 .1%
SCF Equipment Leasing LLC,
Series 2024-1A, Class B,
5.56%, 4/20/2032(a) 100,000 101,340
Other 1 .8%
AMSR Trust, Series 2026-
SFR1, Class B, 3.78%,
4/17/2043 750,000 698,732
Hilton Grand Vacations Trust
Series 2026-1A, Class B,
5.01%, 2/25/2043(a) 124,799 124,584
Series 2025-3EXT, Class B,
4.90%, 10/25/2044(a) 87,166 86,389
Series 2026-2A, Class A,
4.83%, 3/27/2045(a) 100,000 99,940
Lendmark Funding Trust
Series 2024-2A, Class A,
4.47%, 2/21/2034(a) 607,000 603,388
Series 2026-1A, Class B,
5.09%, 11/20/2035(a) 320,000 317,381
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Mariner Finance Issuance
Trust, Series 2026-
AA, Class B, 5.30%,
5/20/2039(a) 240,000 240,649
MVW LLC, Series 2026-
1A, Class A, 4.67%,
3/20/2043(a) 251,216 249,173
NMABS Issuer I LLC, Series
2025-1A, Class A, 5.14%,
11/22/2055(a) 559,183 542,637
Oportun Issuance Trust,
Series 2026-A, Class B,
5.06%, 1/9/2034(a) 190,000 188,922
Progress Residential Trust,
Series 2026-SFR2, Class B,
4.32%, 5/17/2043(a) 355,000 338,808
Purchasing Power Funding
LLC, Series 2026-A, Class
A, 4.37%, 8/15/2030(a) 225,000 222,146
Reach Abs Trust, Series
2026-1A, Class C, 4.80%,
2/15/2033(a) 235,000 231,872
Stream Innovations Issuer
Trust, Series 2025-
1A, Class A, 5.05%,
9/15/2045(a) 68,757 68,458
Westgate Resorts LLC, Series
2026-1A, Class B, 5.47%,
10/20/2039(a) 297,459 296,756
4,309,835
Total Asset-Backed Securities
(cost $15,114,680)
15,017,001
Collateralized Mortgage Obligations 0 .2%
FHLMC REMICS, Series
4995, Class QE, 1.25%,
7/25/2050 349,909 270,974
LHOME Mortgage Trust,
Series 2026-RTL1, Class
A1, 4.91%, 1/25/2041(a)(b) 100,000 99,240
Total Collateralized Mortgage Obligations
(cost $365,558)
370,214
Corporate Bonds 29 .4%
Aerospace & Defense 0 .8%
Boeing Co. (The) ,
6.39%, 5/1/2031 500,000 531,275
Honeywell Aerospace, Inc. ,
4.95%, 3/16/2036(a) 250,000 246,183
L3Harris Technologies, Inc. ,
3.85%, 12/15/2026 190,000 189,657
Leidos, Inc. ,
2.30%, 2/15/2031 230,000 204,477

NVIT J.P. Morgan Inflation Managed Fund - June 30, 2026 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
RTX Corp. ,
5.75%, 1/15/2029 640,000 659,254
1,830,846
Automobiles 0 .3%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 550,000 534,579
1.80%, 1/10/2028(a) 100,000 95,749
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 200,000 170,351
800,679
Banks 9 .4%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.47%, 12/13/2029(a)(c) 300,000 284,086
AIB Group plc ,
(United States SOFR
Compounded Index
+ 1.91%), 5.87%,
3/28/2035(a)(c) 360,000 372,866
Banco Santander SA ,
2.75%, 12/3/2030 600,000 544,176
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(c) 280,000 279,006
(SOFR + 1.53%), 1.90%,
7/23/2031(c) 2,260,000 2,015,697
(SOFR + 1.65%), 5.47%,
1/23/2035(c) 520,000 530,178
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.03%, 9/30/2027(a)(c) 520,000 516,956
Bank of Nova Scotia (The) ,
(SOFR + 0.97%), 4.90%,
6/5/2032(c) 300,000 299,229
Banque Federative du Credit
Mutuel SA ,
5.54%, 1/22/2030(a) 260,000 265,746
Barclays plc ,
(SOFR + 1.74%), 5.69%,
3/12/2030(c) 540,000 551,221
(SOFR + 1.23%), 5.37%,
2/25/2031(c) 200,000 202,811
BNP Paribas SA ,
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(c) 500,000 505,528
(SOFR + 1.29%), 4.92%,
1/15/2034(a)(c) 250,000 245,252
BPCE SA ,
(SOFR + 1.09%), 2.05%,
10/19/2027(a)(c) 660,000 654,941
(SOFR + 1.31%), 2.28%,
1/20/2032(a)(c) 660,000 583,436
CaixaBank SA ,
(SOFR + 1.79%), 5.58%,
7/3/2036(a)(c) 620,000 626,018
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citibank NA ,
5.80%, 9/29/2028 970,000 997,970
Citigroup, Inc. ,
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 900,000 809,089
Cooperatieve Rabobank UA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.56%, 2/28/2029(a)(c) 300,000 304,703
Credit Agricole SA ,
(SOFR + 1.69%), 5.34%,
1/10/2030(a)(c) 250,000 253,380
(SOFR + 1.17%), 4.66%,
1/12/2032(a)(c) 250,000 246,062
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.71%, 3/1/2030(a)(c) 240,000 245,493
DNB Bank ASA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.68%),
1.61%, 3/30/2028(a)(c) 300,000 293,678
Fifth Third Bancorp ,
2.55%, 5/5/2027 100,000 98,510
3.95%, 3/14/2028 240,000 237,573
HSBC Holdings plc ,
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(c) 510,000 497,582
(SOFR + 2.39%), 2.85%,
6/4/2031(c) 980,000 907,865
Huntington Bancshares, Inc. ,
(SOFR + 1.28%), 5.27%,
1/15/2031(c) 395,000 399,638
KeyCorp ,
(United States SOFR
Compounded Index +
1.23%), 5.12%, 4/4/2031(c) 260,000 262,017
Lloyds Banking Group plc ,
3.75%, 1/11/2027 200,000 199,398
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.60%),
4.24%, 2/10/2030(c) 235,000 232,005
M&T Bank Corp. ,
(SOFR + 1.40%), 5.18%,
7/8/2031(c) 205,000 206,639
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.17%),
5.16%, 4/24/2031(c) 240,000 242,510
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.02%),
5.33%, 4/21/2037(c) 200,000 199,458

28 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.12%),
5.38%, 5/26/2030(c) 590,000 601,081
National Bank of Canada ,
5.60%, 12/18/2028 250,000 255,928
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(c) 600,000 622,189
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.34%), 5.30%,
1/21/2028(c) 125,000 125,528
(SOFR + 1.07%), 5.22%,
1/29/2031(c) 420,000 426,807
Royal Bank of Canada ,
(SOFR + 0.98%), 4.31%,
11/3/2031(c) 280,000 274,501
Santander UK Group Holdings
plc ,
(SOFR + 2.60%), 6.53%,
1/10/2029(c) 430,000 441,358
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
6.10%, 4/13/2033(a)(c) 1,200,000 1,246,908
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
5.40%, 8/12/2036(a)(c) 220,000 219,746
Sumitomo Mitsui Financial
Group, Inc. ,
1.90%, 9/17/2028 810,000 764,044
Toronto-Dominion Bank (The) ,
4.41%, 1/13/2031 250,000 247,242
Truist Financial Corp. ,
(SOFR + 1.62%), 5.44%,
1/24/2030(c) 575,000 584,593
US Bancorp ,
(SOFR + 1.56%), 5.38%,
1/23/2030(c) 90,000 91,529
(SOFR + 1.86%), 5.68%,
1/23/2035(c) 100,000 103,250
Wells Fargo & Co. ,
(SOFR + 1.50%), 5.20%,
1/23/2030(c) 780,000 788,767
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 440,000 414,184
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 120,000 122,887
(SOFR + 1.10%), 4.96%,
1/23/2037(c) 225,000 219,663
22,660,922
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0 .1%
Constellation Brands, Inc. ,
2.88%, 5/1/2030 150,000 140,125
Maple Parent Holdings Corp. ,
5.70%, 3/26/2036(a) 50,000 50,620
190,745
Biotechnology 0 .3%
AbbVie, Inc. ,
3.20%, 11/21/2029 545,000 521,859
Amgen, Inc. ,
5.25%, 3/2/2030 60,000 61,133
4.85%, 2/19/2036 115,000 112,663
Regeneron Pharmaceuticals,
Inc. ,
1.75%, 9/15/2030 140,000 123,815
819,470
Broadline Retail 0 .1%
Amazon.com, Inc. ,
4.88%, 3/13/2036 250,000 246,101
Capital Markets 2 .6%
Deutsche Bank AG ,
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 440,000 435,644
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 150,000 141,591
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 340,000 309,464
Goldman Sachs Group, Inc.
(The) ,
3.50%, 11/16/2026 540,000 538,363
(SOFR + 1.09%), 1.99%,
1/27/2032(c) 450,000 395,821
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 910,000 817,261
(SOFR + 1.19%), 5.07%,
1/21/2037(c) 85,000 82,989
Macquarie Group Ltd. ,
(CME Term SOFR 3
Month + 2.01%), 5.03%,
1/15/2030(a)(c) 210,000 211,078
Morgan Stanley ,
(SOFR + 1.45%), 5.17%,
1/16/2030(c) 1,295,000 1,306,672
(SOFR + 1.20%), 4.71%,
3/12/2032(c) 135,000 133,332
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 550,000 478,199
(SOFR + 1.18%), 5.07%,
1/30/2037(c) 115,000 112,462
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 500,000 494,347
2.68%, 7/16/2030 230,000 210,795
UBS Group AG ,
(SOFR + 1.06%), 4.40%,
9/23/2031(a)(c) 480,000 470,422
6,138,440
Chemicals 0 .1%
Nutrien Ltd. ,
5.35%, 5/29/2036 125,000 124,719

NVIT J.P. Morgan Inflation Managed Fund - June 30, 2026 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
RPM International, Inc. ,
2.95%, 1/15/2032 130,000 117,124
241,843
Construction & Engineering 0 .1%
Quanta Services, Inc. ,
2.35%, 1/15/2032 130,000 114,134
5.10%, 8/9/2035 25,000 24,834
138,968
Consumer Finance 1 .9%
AerCap Ireland Capital DAC ,
2.45%, 10/29/2026 175,000 173,931
3.00%, 10/29/2028 1,100,000 1,058,824
Aircastle Ltd. ,
5.25%, 3/15/2030(a) 200,000 201,251
5.75%, 10/1/2031(a) 150,000 153,437
American Express Co. ,
(SOFR + 0.93%), 5.04%,
7/26/2028(c) 125,000 125,711
(United States SOFR
Compounded Index
+ 1.02%), 5.09%,
1/30/2031(c) 100,000 101,199
(SOFR + 0.87%), 4.46%,
2/10/2032(c) 400,000 394,099
Avolon Holdings Funding Ltd. ,
2.53%, 11/18/2027(a) 810,000 785,989
4.85%, 4/1/2033(a) 307,000 297,172
Capital One Financial Corp. ,
(SOFR + 1.56%), 5.46%,
7/26/2030(c) 550,000 559,026
General Motors Financial Co.,
Inc. ,
4.90%, 10/6/2029 450,000 451,142
2.35%, 1/8/2031 75,000 67,074
Synchrony Financial ,
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(c) 100,000 101,991
4,470,846
Consumer Staples Distribution & Retail 0 .1%
Kroger Co. (The) ,
5.00%, 9/15/2034 150,000 148,018
Containers & Packaging 0 .2%
Amcor Flexibles North
America, Inc. ,
5.13%, 3/12/2036 45,000 44,202
Smurfit Westrock Financing
DAC ,
5.42%, 1/15/2035 200,000 202,415
Sonoco Products Co. ,
5.00%, 9/1/2034 240,000 235,405
482,022
Diversified REITs 0 .2%
WP Carey, Inc. ,
2.40%, 2/1/2031 580,000 521,599
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 0 .9%
AT&T, Inc. ,
1.65%, 2/1/2028 475,000 453,922
Beacon Point DC LLC ,
6.13%, 11/30/2042(a) 350,000 353,006
Comcast Corp. ,
5.17%, 1/15/2037(a) 547,000 525,552
NBN Co. Ltd. ,
2.63%, 5/5/2031(a) 210,000 190,910
Space Exploration
Technologies Corp. ,
5.35%, 7/15/2031(a) 155,000 154,596
5.65%, 7/15/2033(a) 230,000 228,630
Verizon Communications, Inc. ,
4.78%, 2/15/2035 120,000 116,075
5.40%, 7/2/2037 108,000 107,710
2,130,401
Electric Utilities 3 .1%
Atlantic City Electric Co. ,
4.00%, 10/15/2028 125,000 123,756
Baltimore Gas and Electric
Co. ,
5.30%, 6/1/2034 200,000 202,241
CenterPoint Energy Houston
Electric LLC ,
Series AA, 3.00%, 2/1/2027 190,000 188,657
Cleveland Electric Illuminating
Co. (The) ,
3.50%, 4/1/2028(a) 475,000 464,783
Duke Energy Carolinas LLC ,
6.45%, 10/15/2032 425,000 458,817
Duquesne Light Holdings, Inc. ,
2.53%, 10/1/2030(a) 350,000 313,549
Edison International ,
5.25%, 11/15/2028 380,000 380,708
Evergy, Inc. ,
2.90%, 9/15/2029 200,000 189,370
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 385,000 381,477
Fortis, Inc. ,
3.06%, 10/4/2026 410,000 408,473
Georgia Power Co. ,
4.85%, 3/15/2031 455,000 457,865
ITC Holdings Corp. ,
2.95%, 5/14/2030(a) 140,000 130,584
NextEra Energy Capital
Holdings, Inc. ,
2.25%, 6/1/2030 725,000 661,289
Niagara Mohawk Power Corp. ,
1.96%, 6/27/2030(a) 150,000 135,149
NRG Energy, Inc. ,
2.45%, 12/2/2027(a) 240,000 232,082
5.41%, 10/15/2035(a) 5,000 4,914
Pacific Gas and Electric Co. ,
4.55%, 7/1/2030 590,000 580,953
5.70%, 3/1/2035 125,000 126,306
5.20%, 5/1/2036 500,000 485,642
PPL Capital Funding, Inc. ,
5.25%, 9/1/2034 150,000 150,650
SCE Recovery Funding LLC ,
4.45%, 3/15/2036 175,000 171,099

30 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co. ,
5.45%, 3/1/2035 425,000 425,833
Southwestern Electric Power
Co. ,
Series M, 4.10%, 9/15/2028 400,000 395,193
Virginia Electric and Power
Co. ,
5.15%, 3/15/2035 150,000 150,020
Vistra Operations Co. LLC ,
5.70%, 12/30/2034(a) 190,000 192,056
7,411,466
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
4.40%, 2/15/2033 260,000 252,807
Energy Equipment & Services 0 .1%
Halliburton Co. ,
2.92%, 3/1/2030 120,000 112,636
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a) 160,000 158,199
270,835
Entertainment 0 .1%
Take-Two Interactive
Software, Inc. ,
5.60%, 6/12/2034 210,000 214,847
Financial Services 0 .7%
Corebridge Financial, Inc. ,
3.65%, 4/5/2027 90,000 89,416
Fiserv, Inc. ,
5.35%, 3/15/2031 360,000 362,437
Global Payments, Inc. ,
2.15%, 1/15/2027 665,000 656,375
LSEG Finance plc ,
2.00%, 4/6/2028(a) 270,000 258,351
Nationwide Building Society ,
5.13%, 7/29/2029(a) 270,000 273,043
1,639,622
Food Products 0 .5%
Bimbo Bakeries USA, Inc. ,
6.05%, 1/15/2029(a) 210,000 215,538
Bunge Ltd. Finance Corp. ,
4.20%, 9/17/2029 330,000 326,061
5.15%, 8/4/2035 50,000 49,681
JBS NV ,
5.50%, 1/15/2036 255,000 254,629
Kraft Heinz Foods Co. ,
5.00%, 7/15/2035 200,000 194,864
Mars, Inc. ,
5.00%, 3/1/2032(a) 130,000 130,915
1,171,688
Gas Utilities 0 .0%
†
ONE Gas, Inc. ,
2.00%, 5/15/2030 70,000 63,514
Ground Transportation 0 .1%
Canadian Pacific Railway Co. ,
2.05%, 3/5/2030 60,000 54,820
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Penske Truck Leasing Co. LP ,
5.55%, 5/1/2028(a) 100,000 101,354
Uber Technologies, Inc. ,
4.80%, 9/15/2034 190,000 186,433
4.80%, 9/15/2035 10,000 9,725
352,332
Health Care Equipment & Supplies 0 .1%
Solventum Corp. ,
5.60%, 3/23/2034 125,000 127,931
Zimmer Biomet Holdings, Inc. ,
5.50%, 2/19/2035 170,000 173,057
300,988
Health Care Providers & Services 0 .7%
Cencora, Inc. ,
4.60%, 2/13/2033 20,000 19,566
5.15%, 2/15/2035 200,000 199,714
Cigna Group (The) ,
5.25%, 1/15/2036 205,000 205,525
3.20%, 3/15/2040 54,000 42,162
CVS Health Corp. ,
1.88%, 2/28/2031 230,000 201,734
HCA, Inc. ,
4.13%, 6/15/2029 415,000 408,600
3.50%, 9/1/2030 300,000 284,591
Humana, Inc. ,
3.95%, 3/15/2027 150,000 149,431
Quest Diagnostics, Inc. ,
2.95%, 6/30/2030 170,000 159,259
1,670,582
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. ,
3.38%, 8/15/2031 260,000 239,492
Healthpeak OP LLC ,
2.13%, 12/1/2028 280,000 263,911
Welltower OP LLC ,
2.75%, 1/15/2032 270,000 243,510
746,913
Hotels, Restaurants & Leisure 0 .2%
Expedia Group, Inc. ,
3.25%, 2/15/2030 480,000 455,883
Industrial REITs 0 .1%
Prologis LP ,
4.75%, 6/15/2033 210,000 208,091
Insurance 0 .5%
Aon North America, Inc. ,
5.45%, 3/1/2034 240,000 244,844
Athene Global Funding ,
2.72%, 1/7/2029(a) 320,000 301,865
CNO Global Funding ,
1.75%, 10/7/2026(a) 200,000 198,571
F&G Global Funding ,
2.30%, 4/11/2027(a) 360,000 352,736
Five Corners Funding Trust II ,
2.85%, 5/15/2030(a) 120,000 111,712
1,209,728

NVIT J.P. Morgan Inflation Managed Fund - June 30, 2026 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services 0 .3%
Alphabet, Inc. ,
4.80%, 2/15/2036 350,000 344,066
Meta Platforms, Inc. ,
4.60%, 11/15/2032 10,000 9,833
4.88%, 11/15/2035 135,000 131,378
5.25%, 5/15/2036 240,000 238,306
723,583
Leisure Products 0 .1%
Hasbro, Inc. ,
3.90%, 11/19/2029 180,000 174,959
Life Sciences Tools & Services 0 .1%
Thermo Fisher Scientific, Inc. ,
4.55%, 6/15/2033 125,000 122,804
4.90%, 2/12/2036 55,000 54,353
177,157
Media 0 .2%
Time Warner Cable
Enterprises LLC ,
8.38%, 7/15/2033 405,000 448,888
Metals & Mining 0 .1%
Glencore Funding LLC ,
2.50%, 9/1/2030(a) 380,000 346,392
Multi-Utilities 0 .6%
Ameren Corp. ,
5.00%, 1/15/2029 200,000 201,655
Consumers Energy Co. ,
4.63%, 5/15/2033 90,000 88,765
DTE Energy Co. ,
5.20%, 4/1/2030 210,000 213,024
NiSource, Inc. ,
5.25%, 3/30/2028 170,000 171,894
Public Service Enterprise
Group, Inc. ,
1.60%, 8/15/2030 90,000 79,319
Puget Energy, Inc. ,
2.38%, 6/15/2028 280,000 267,475
Sempra ,
3.70%, 4/1/2029 365,000 356,206
1,378,338
Office REITs 0 .2%
COPT Defense Properties LP ,
2.00%, 1/15/2029 140,000 130,897
Kilroy Realty LP ,
2.65%, 11/15/2033 330,000 268,477
399,374
Oil, Gas & Consumable Fuels 1 .3%
APA Infrastructure Ltd. ,
5.13%, 9/16/2034(a) 70,000 69,150
Cheniere Energy Partners LP ,
5.55%, 10/30/2035 20,000 20,316
Cheniere Energy, Inc. ,
5.65%, 4/15/2034 150,000 153,939
Columbia Pipelines Holding
Co. LLC ,
5.68%, 1/15/2034(a) 530,000 541,194
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Devon Energy Corp. ,
3.90%, 5/15/2027(a) 220,000 218,472
Enbridge, Inc. ,
5.70%, 3/8/2033 340,000 351,068
Energy Transfer LP ,
5.25%, 7/1/2029 210,000 212,995
5.70%, 4/1/2035 330,000 338,690
Eni SpA ,
4.25%, 5/9/2029(a) 260,000 257,181
Enterprise Products Operating
LLC ,
3.95%, 2/15/2027 120,000 119,683
MPLX LP ,
4.13%, 3/1/2027 140,000 139,665
4.25%, 12/1/2027 100,000 99,526
2.65%, 8/15/2030 90,000 82,844
ONEOK, Inc. ,
4.95%, 10/15/2032 270,000 268,046
Plains All American Pipeline
LP ,
3.55%, 12/15/2029 210,000 202,158
Sabine Pass Liquefaction
LLC ,
4.50%, 5/15/2030 170,000 168,356
3,243,283
Pharmaceuticals 0 .1%
Novartis Capital Corp. ,
4.90%, 3/18/2036 125,000 124,227
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 200,000 181,750
305,977
Real Estate Management & Development 0 .1%
Mitsui Fudosan Co. Ltd. ,
3.65%, 7/20/2027(a) 200,000 198,088
Residential REITs 0 .3%
Essex Portfolio LP ,
1.65%, 1/15/2031 260,000 226,622
Mid-America Apartments LP ,
1.70%, 2/15/2031 210,000 183,506
UDR, Inc. ,
3.20%, 1/15/2030 160,000 152,250
2.10%, 8/1/2032 100,000 85,034
647,412
Retail REITs 0 .4%
Brixmor Operating Partnership
LP ,
2.25%, 4/1/2028 230,000 220,970
NNN REIT, Inc. ,
4.30%, 10/15/2028 260,000 258,102
4.60%, 2/15/2031 50,000 49,536
Realty Income Corp. ,
4.13%, 10/15/2026 180,000 179,974
Regency Centers LP ,
2.95%, 9/15/2029 100,000 95,007
3.70%, 6/15/2030 110,000 106,125
909,714

32 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0 .3%
Broadcom, Inc. ,
4.80%, 2/15/2036 53,000 51,434
Marvell Technology, Inc. ,
2.95%, 4/15/2031 340,000 312,519
5.45%, 7/15/2035 32,000 32,441
NXP BV ,
2.50%, 5/11/2031 420,000 376,791
773,185
Software 0 .4%
Oracle Corp. ,
4.50%, 5/6/2028 230,000 228,497
2.88%, 3/25/2031 300,000 268,022
4.80%, 9/26/2032 100,000 95,151
5.70%, 2/4/2036 110,000 106,530
Roper Technologies, Inc. ,
4.90%, 10/15/2034 180,000 173,968
Synopsys, Inc. ,
5.15%, 4/1/2035 200,000 198,857
1,071,025
Specialized REITs 0 .4%
American Tower Corp. ,
1.45%, 9/15/2026 600,000 596,536
Equinix, Inc. ,
2.90%, 11/18/2026 180,000 178,927
Extra Space Storage LP ,
2.20%, 10/15/2030 300,000 269,033
1,044,496
Specialty Retail 0 .2%
AutoZone, Inc. ,
1.65%, 1/15/2031 170,000 148,291
O'Reilly Automotive, Inc. ,
3.60%, 9/1/2027 240,000 237,624
385,915
Technology Hardware, Storage & Peripherals 0 .0%
†
Dell International LLC ,
5.30%, 4/1/2032 110,000 111,874
Tobacco 0 .3%
Altria Group, Inc. ,
2.45%, 2/4/2032 350,000 307,928
BAT Capital Corp. ,
2.26%, 3/25/2028 400,000 384,857
692,785
Trading Companies & Distributors 0 .0%
†
Aviation Capital Group LLC ,
5.13%, 4/10/2030(a) 120,000 120,321
Water Utilities 0 .1%
American Water Capital Corp. ,
5.25%, 3/1/2035 250,000 252,992
Wireless Telecommunication Services 0 .2%
T-Mobile USA, Inc. ,
4.95%, 3/15/2028 190,000 191,183
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
3.88%, 4/15/2030 360,000 348,831
540,014
Total Corporate Bonds
(cost $71,425,803)
70,735,968
Foreign Government Securities 0 .3%
MEXICO 0 .2%
United Mexican States ,
6.00%, 5/13/2030 200,000 204,990
5.63%, 2/9/2034 287,000 282,408
487,398
PANAMA 0 .1%
Republic of Panama ,
5.23%, 2/23/2034 200,000 196,560
Total Foreign Government Securities
(cost $690,527)
683,958
Mortgage-Backed Securities 12 .3%
FHLMC Pool Gold Pool
Pool# WN1011
2.21%, 7/1/2029 1,000,000 941,329
Pool# WN4013
4.47%, 12/1/2033 625,000 620,264
FHLMC UMBS Pool
Pool# SD8157
3.00%, 7/1/2051 270,487 237,105
Pool# RA6606
3.00%, 1/1/2052 100,497 88,405
Pool# SD1549
3.50%, 4/1/2052 191,285 174,347
Pool# RA7779
4.50%, 8/1/2052 134,067 129,295
Pool# SD8267
5.00%, 11/1/2052 83,291 82,677
FNMA Pool
Pool# BS6526
3.50%, 10/1/2029 1,691,000 1,642,624
Pool# BZ5419
4.17%, 11/1/2030 1,656,000 1,632,782
Pool# BZ3977
4.42%, 6/1/2032 500,000 496,052
Pool# BZ3982
4.66%, 6/1/2032 395,141 396,285
Pool# BZ5943
4.78%, 6/1/2032 500,000 502,277
Pool# BZ4488
4.42%, 8/1/2032 205,000 203,232
Pool# BZ4871
4.23%, 10/1/2032 205,000 201,075
Pool# AN8880
3.69%, 6/1/2033 1,400,000 1,328,279
Pool# CB5339
5.00%, 11/1/2052 439,115 431,685

NVIT J.P. Morgan Inflation Managed Fund - June 30, 2026 (Unaudited) - Statement of Investments - 33
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM4389
3.50%, 9/1/2050 112,805 103,465
Pool# MA4468
3.50%, 11/1/2051 113,852 104,106
Pool# CB2523
2.50%, 1/1/2052 39,223 33,133
Pool# CB3273
4.00%, 4/1/2052 238,380 224,445
Pool# BV8244
4.00%, 6/1/2052 246,448 232,431
Pool# MA4655
4.00%, 7/1/2052 46,076 43,133
Pool# CB6031
5.00%, 4/1/2053 186,154 184,230
Pool# FS6259
4.50%, 6/1/2053 191,696 185,647
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
3.00%, 7/25/2056 3,350,000 2,920,258
3.50%, 7/25/2056 2,500,000 2,267,968
5.00%, 7/25/2056 8,775,000 8,621,453
5.50%, 7/25/2056 4,235,000 4,248,532
GNMA II Pool
Pool# MA6868
4.00%, 9/20/2050 187,452 177,244
Pool# 786082
3.00%, 11/20/2051 55,392 48,686
Pool# MA8148
3.00%, 7/20/2052 242,875 216,086
Pool# 788066
4.00%, 7/20/2065 1,033,040 967,136
Total Mortgage-Backed Securities
(cost $29,725,638)
29,685,666
U.S. Treasury Obligations 50 .6%
U.S. Treasury Inflation Linked
Bonds, 2.38%, 2/15/2056 1,885,572 1,737,227
U.S. Treasury Inflation Linked
Notes
0.38%, 7/15/2027 11,782,830 11,585,670
1.25%, 4/15/2028 23,825,965 23,438,640
2.38%, 10/15/2028 25,218,996 25,487,448
1.25%, 4/15/2031 3,269,248 3,167,303
1.88%, 7/15/2035 23,397,653 22,878,569
1.88%, 1/15/2036 3,161,755 3,070,524
U.S. Treasury Notes
3.50%, 3/15/2029 4,205,000 4,134,205
3.50%, 2/28/2031 27,135,000 26,338,969
Total U.S. Treasury Obligations
(cost $123,948,497)
121,838,555
Total Investments
(cost $241,270,703) — 99.1%
238,331,362
Other assets in excess of
liabilities — 0.9% 2,270,715
NET ASSETS — 100.0%
$ 240,602,077
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$26,016,950 which represents 10.81% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2026.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2026.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
UMBS Uniform Mortgage-Backed Securities

34 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of June 30, 2026
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
46-V1 1.00 Quarterly 6/20/2031 0.51 USD 29,170,000 (454,406) (194,799) (649,205)
(454,406) (194,799) (649,205)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

NVIT J.P. Morgan Inflation Managed Fund - June 30, 2026 (Unaudited) - Statement of Investments - 35
Centrally Cleared Inflation-Linked swap contracts outstanding as of June 30, 2026 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 month USCPI At
Termination
2.42% At
Termination Rec 4/2/2036 USD 2,618,000 – 15,950 15,950
1 month USCPI At
Termination
2.49% At
Termination Rec 3/25/2031 USD 4,240,000 (2,109) 29,025 26,916
1 month USCPI At
Termination
2.45% At
Termination Rec 2/17/2036 USD 3,830,000 – 15,248 15,249
1 month USCPI At
Termination
2.49% At
Termination Rec 2/4/2036 USD 885,000 – 464 464
1 month USCPI At
Termination
2.59% At
Termination Rec 4/20/2031 USD 6,325,000 (2,397) 13,776 11,379
1 month USCPI At
Termination
2.46% At
Termination Rec 4/8/2036 USD 39,780,000 29,336 84,292 113,628
1 month USCPI At
Termination
2.54% At
Termination Rec 3/19/2031 USD 32,960,000 27,114 104,532 131,645
1 month USCPI At
Termination
2.54% At
Termination Rec 3/18/2031 USD 19,615,000 – 85,543 85,543
Total unrealized appreciation 51,944 348,830 400,774
1 month USCPI At
Termination
2.44% At
Termination Rec 6/24/2031 USD 2,110,000 – (1,864) (1,864)
1 month USCPI At
Termination
2.50% At
Termination Rec 2/3/2036 USD 2,950,000 (798) (1,117) (1,916)
1 month USCPI At
Termination
2.68% At
Termination Rec 5/11/2031 USD 14,930,000 – (68,331) (68,331)
1 month USCPI At
Termination
2.74% At
Termination Rec 5/5/2031 USD 5,765,000 – (35,427) (35,427)
1 month USCPI At
Termination
2.53% At
Termination Rec 6/5/2036 USD 2,345,000 – (23,014) (23,014)
1 month USCPI At
Termination
2.54% At
Termination Rec 6/3/2036 USD 1,455,000 – (14,927) (14,927)
1 month USCPI At
Termination
2.53% At
Termination Rec 6/2/2036 USD 2,320,000 – (22,017) (22,017)
Total unrealized depreciation (798) (166,697) (167,496)
Net unrealized appreciation 51,146 182,133 233,278
– – –
Currency:
USD United States dollar
As of June 30, 2026, the Fund had $4,869,346 segregated as collateral for swap contracts.
The following reference rates, and their values as of period end, are used for security descriptions:
Index Reference Rate
1 Month United States Consumer Price Index (USCPI) 3.34%

36 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT J.P. Morgan Inflation Managed Fund
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 156 9/2026 USD 16,699,313 60,916
U.S. Treasury 10 Year Note 285 9/2026 USD 31,318,828 254,833
U.S. Treasury 10 Year Ultra Note 125 9/2026 USD 14,058,594 207,594
Total long contracts 523,343
Short Contracts
U.S. Treasury 2 Year Note (92) 9/2026 USD (18,964,219) 27,919
U.S. Treasury Long Bond (27) 9/2026 USD (3,064,500) (91,359)
U.S. Treasury Ultra Bond (8) 9/2026 USD (929,250) (32,420)
Total short contracts (95,860)
Net contracts 427,483
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Loomis Core Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 37
Asset-Backed Securities 13 .7%
Principal
Amount ($) Value ($)
Airlines 0 .4%
AASET, Series 2025-
1A, Class A, 5.94%,
2/16/2050(a) 459,793 461,092
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 2,525,427 2,441,323
PK ALIFT Loan Funding 7
LP, Series 2025-2, Class A,
4.75%, 3/15/2043(a) 1,097,957 1,088,904
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 3,204,888 3,242,625
Series 2024-1, Class AA,
5.45%, 2/15/2037 2,584,300 2,627,627
Series 2024-1, Class A,
5.88%, 2/15/2037 2,819,236 2,827,985
12,689,556
Automobiles 8 .7%
Ally Auto Receivables Trust
Series 2025-1, Class A3,
3.96%, 3/15/2030 2,010,000 2,002,297
Series 2026-1, Class A3,
3.92%, 10/15/2030 1,680,000 1,666,479
American Credit Acceptance
Receivables Trust
Series 2025-2, Class C,
5.11%, 4/14/2031(a) 3,095,000 3,106,578
Series 2026-2, Class C,
4.85%, 5/10/2032(a) 4,130,000 4,111,094
Series 2026-1, Class C,
4.55%, 1/12/2033(a) 8,585,000 8,521,938
ARI Fleet Lease Trust, Series
2026-B, Class A2, 4.34%,
2/15/2035(a) 940,000 938,207
AutoNation Finance Trust
Series 2025-1A, Class A3,
4.62%, 11/13/2029(a) 2,180,000 2,184,718
Series 2026-1A, Class A3,
4.03%, 8/12/2030(a) 1,640,000 1,629,021
Avis Budget Rental Car
Funding AESOP LLC
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 8,370,000 8,496,818
Series 2026-1A, Class A,
4.28%, 8/20/2030(a) 2,350,000 2,316,131
Series 2025-2A, Class A,
5.12%, 8/20/2031(a) 2,945,000 2,966,155
BMW Vehicle Lease Trust,
Series 2025-1, Class A3,
4.43%, 6/26/2028 1,655,000 1,657,088
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 1,515,000 1,515,726
Bridgecrest Lending Auto
Securitization Trust
Series 2025-2, Class A3,
4.78%, 12/15/2028 6,410,294 6,420,528
Series 2025-3, Class A3,
4.66%, 1/15/2029 3,665,000 3,669,459
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2026-1, Class A3,
4.04%, 12/17/2029 1,755,000 1,748,223
Carmax Auto Owner Trust,
Series 2025-4, Class A3,
3.97%, 12/16/2030 2,555,000 2,532,452
CarMax Auto Owner Trust
Series 2025-2, Class A3,
4.48%, 3/15/2030 2,875,000 2,878,192
Series 2026-2, Class A3,
4.22%, 6/16/2031 2,140,000 2,127,336
CarMax Select Receivables
Trust
Series 2024-A, Class A3,
5.40%, 11/15/2028 799,217 802,919
Series 2025-A, Class A3,
4.77%, 9/17/2029 4,565,000 4,580,086
Series 2026-B, Class A3,
4.64%, 12/16/2030 1,295,000 1,295,468
Carvana Auto Receivables
Trust
Series 2025-P3, Class A3,
4.04%, 11/11/2030 3,558,000 3,539,423
Series 2026-P2, Class A3,
4.77%, 4/10/2031 7,850,000 7,860,831
Series 2025-P2, Class A4,
4.75%, 6/10/2031 6,015,000 6,026,215
Chase Auto Owner Trust,
Series 2026-1A, Class A3,
4.53%, 6/25/2031(a) 7,070,000 7,077,952
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 291,743 292,404
Credit Acceptance Auto Loan
Trust
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 11,265,000 11,300,547
Series 2025-2A, Class B,
4.87%, 1/15/2036(a) 3,770,000 3,743,625
Series 2026-1A, Class A,
4.65%, 4/15/2036(a) 2,395,000 2,382,618
Enterprise Fleet Financing
LLC
Series 2026-2, Class A2,
4.33%, 2/20/2029(a) 2,885,000 2,881,301
Series 2025-1, Class A3,
4.82%, 2/20/2029(a) 1,075,000 1,079,941
Series 2025-3, Class A3,
4.46%, 9/20/2029(a) 5,110,000 5,096,033
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 3,730,568 3,734,536
Series 2026-2A, Class A3,
4.45%, 5/15/2030 3,084,000 3,083,332
Series 2025-1A, Class C,
5.09%, 5/15/2031 8,147,000 8,199,528
Series 2026-3A, Class C,
4.92%, 10/15/2032 2,755,000 2,751,130

38 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Exeter Select Automobile
Receivables Trust
Series 2025-1, Class A3,
4.69%, 4/15/2030 1,250,000 1,252,595
Series 2026-1, Class A3,
4.67%, 6/16/2031 1,060,000 1,060,632
First Investors Auto Owner
Trust
Series 2026-1A, Class A3,
4.50%, 5/15/2031(a) 4,690,000 4,668,133
Series 2025-1A, Class C,
4.75%, 12/15/2031(a) 4,040,000 3,998,737
Ford Credit Auto Lease Trust
Series 2024-B, Class A3,
4.99%, 12/15/2027 549,828 550,865
Series 2025-A, Class A3,
4.72%, 6/15/2028 1,355,000 1,358,222
Ford Credit Auto Owner Trust,
Series 2024-1, Class A,
4.87%, 8/15/2036(a)(b) 2,482,000 2,506,570
GLS Auto Receivables Issuer
Trust
Series 2024-4A, Class A3,
4.75%, 7/17/2028(a) 268,059 268,185
Series 2025-4A, Class A3,
4.29%, 7/16/2029(a) 1,920,000 1,917,204
Series 2026-1A, Class A3,
3.97%, 11/15/2029(a) 2,350,000 2,336,518
Series 2026-2A, Class B,
4.63%, 9/16/2030(a) 2,411,000 2,402,741
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 1,840,000 1,847,607
GLS Auto Select Receivables
Issuer Trust
Series 2025-4A, Class A2,
4.17%, 2/18/2031(a) 1,455,920 1,451,786
Series 2026-1A, Class A2,
4.05%, 2/17/2032(a) 1,771,443 1,762,403
GLS Auto Select Receivables
Trust
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 786,126 787,658
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 1,595,388 1,593,665
GM Financial Automobile
Leasing Trust
Series 2024-2, Class A3,
5.39%, 7/20/2027 298,390 298,646
Series 2025-1, Class A3,
4.66%, 2/21/2028 1,825,000 1,828,389
Series 2025-3, Class A3,
4.17%, 8/21/2028 4,355,000 4,350,000
Series 2026-2, Class A3,
4.30%, 3/20/2029 2,590,000 2,586,260
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 305,491 305,686
Honda Auto Receivables
Owner Trust, Series
2026-2, Class A3, 4.30%,
11/15/2030 4,713,000 4,700,948
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 335,187 336,601
Hyundai Auto Lease
Securitization Trust, Series
2026-B, Class A3, 4.21%,
4/16/2029(a) 2,520,000 2,510,200
Hyundai Auto Receivables
Trust, Series 2025-B, Class
A3, 4.36%, 12/17/2029 2,110,000 2,110,648
LAD Auto Receivables Trust
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 2,482,325 2,486,030
Series 2025-2A, Class A3,
4.25%, 1/15/2030(a) 7,985,000 7,968,478
Series 2026-2A, Class A3,
4.33%, 8/15/2031(a) 4,175,000 4,151,620
M&T Bank Auto Receivables
Trust
Series 2025-1A, Class A3,
4.73%, 6/17/2030(a) 935,000 937,737
Series 2026-1A, Class A3,
4.66%, 6/16/2031(a) 3,815,000 3,820,382
NextGear Floorplan Master
Owner Trust
Series 2025-2A, Class A2,
4.23%, 10/15/2030(a) 2,805,000 2,778,980
Series 2026-1A, Class A2,
4.07%, 2/15/2031(a) 8,010,000 7,899,054
Octane Receivables Trust
Series 2024-3A, Class A2,
4.94%, 5/20/2030(a) 339,734 340,531
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 4,753,742 4,744,363
Santander Drive Auto
Receivables Trust
Series 2025-3, Class A2,
4.63%, 10/16/2028 1,610,915 1,612,479
Series 2024-5, Class A3,
4.62%, 11/15/2028 406,723 406,994
Series 2025-1, Class A3,
4.74%, 1/16/2029 1,905,507 1,907,855
Series 2024-3, Class A3,
5.63%, 1/16/2029 378,556 378,920
Series 2025-2, Class A3,
4.67%, 8/15/2029 10,805,000 10,820,119
Series 2025-4, Class A3,
4.17%, 4/15/2030 3,325,000 3,319,329
Series 2025-1, Class C,
5.04%, 3/17/2031 3,081,000 3,094,809
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 606,898 607,652
SFS Auto Receivables
Securitization Trust, Series
2025-2A, Class A3, 4.44%,
12/20/2030(a) 5,965,000 5,969,554

NVIT Loomis Core Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 39
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Stellantis Financial
Underwritten Enhanced
Lease Trust
Series 2025-BA, Class A3,
4.27%, 1/22/2029(a) 5,340,000 5,331,680
Series 2025-CA, Class A3,
4.11%, 4/20/2029(a) 9,585,000 9,523,553
Toyota Auto Receivables
Owner Trust, Series 2026-
B, Class A2A, 4.04%,
2/15/2029 2,745,000 2,740,350
Toyota Lease Owner Trust,
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 3,830,000 3,806,396
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 870,000 871,013
Veros Auto Receivables Trust,
Series 2026-1, Class A,
4.53%, 8/15/2028(a) 791,564 791,220
Westlake Automobile
Receivables Trust
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 2,173,686 2,176,186
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 2,675,000 2,680,443
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 2,400,000 2,396,885
Series 2026-1A, Class A3,
4.01%, 7/16/2029(a) 4,350,000 4,331,181
Series 2025-1A, Class C,
5.14%, 10/15/2030(a) 1,769,000 1,781,477
Wheels Fleet Lease Funding 1
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 2,368,906 2,378,955
Wheels Fleet Lease Funding
LLC
Series 2026-1A, Class A2A,
4.30%, 4/18/2039(a) 2,480,000 2,474,510
Series 2025-3A, Class A1,
4.08%, 9/18/2040(a) 3,605,000 3,577,843
World Omni Auto Receivables
Trust
Series 2024-C, Class A3,
4.43%, 12/17/2029 2,156,120 2,158,757
Series 2025-C, Class A3,
4.08%, 11/15/2030 6,335,000 6,306,723
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 789,908 791,499
302,370,785
Credit Card 0 .3%
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 8,500,000 8,521,414
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card
Mission Lane Credit Card
Master Trust, Series
2026-A, Class A, 4.95%,
7/15/2032(a) 3,140,000 3,124,167
11,645,581
Equipment Loans & Leases 0 .3%
Dell Equipment Finance Trust,
Series 2026-1A, Class A3,
4.32%, 12/22/2031(a) 940,000 936,648
DLLAD LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 52,573 52,632
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 1,250,000 1,261,388
OWN Equipment Fund II LLC,
Series 2025-1M, Class A,
5.48%, 9/26/2033(a) 2,189,522 2,171,578
SCF Equipment Leasing LLC
Series 2025-1A, Class A3,
5.11%, 11/21/2033(a) 1,980,000 1,996,847
Series 2025-2A, Class A3,
4.33%, 6/20/2036(a) 5,125,000 5,080,786
11,499,879
Other 3 .8%
720 East CLO V Ltd., Series
2024-2A, Class A1, 5.21%,
7/20/2037(a)(c) 8,500,000 8,505,236
Affirm Asset Securitization
Trust, Series 2026-
X1, Class B, 4.59%,
4/15/2031(a) 825,000 823,465
Affirm Master Trust, Series
2025-2A, Class A, 4.67%,
7/15/2033(a) 6,660,000 6,672,928
Applebee's Funding LLC,
Series 2025-1A, Class A2,
6.72%, 6/7/2055(a) 10,685,000 10,661,322
BHG Securitization Trust,
Series 2025-2CON, Class
A, 4.84%, 9/17/2036(a) 2,157,836 2,145,293
Bluepeak ABS Issuer LLC,
Series 2025-1A, Class A2,
5.86%, 12/20/2055(a) 9,155,000 9,221,555
ByzFunder Asset
Securitization I LLC, Series
2026-1, Class A, 6.46%,
6/15/2032(a) 5,475,000 5,459,696
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class
DRR, 6.63%, 1/17/2038(a)
(c) 3,269,319 3,223,588
Cerberus Loan Funding
XXXIX LP, Series 2022-
3A, Class AR, 5.07%,
1/15/2033(a)(c) 1,072,635 1,072,859
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 5.45%,
4/15/2034(a)(c) 5,600,000 5,600,795

40 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
CVS Pass-Through Trust
6.04%, 12/10/2028 1,661,700 1,666,968
6.94%, 1/10/2030 4,006,659 4,107,968
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 2,170,000 2,181,990
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 552,686 554,852
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 163,714 162,272
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 277,718 281,734
Jack in the Box Funding LLC,
Series 2026-1A, Class A2,
7.62%, 5/25/2056(a) 5,185,000 5,198,127
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.10%, 8/15/2037(a)(c) 8,750,000 8,751,951
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 5,941,590
OneMain Financial Issuance
Trust, Series 2019-
2A, Class A, 3.14%,
10/14/2036(a) 3,625,000 3,578,346
Reach Abs Trust, Series
2026-1A, Class A, 4.32%,
2/15/2033(a) 1,484,340 1,483,368
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 42,064 42,089
Regional Management
Issuance Trust
Series 2024-2, Class A,
5.11%, 12/15/2033(a) 1,865,000 1,867,595
Series 2024-1, Class A,
5.83%, 7/15/2036(a) 929,000 938,166
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,785,740
SEB Funding LLC, Series
2026-1A, Class A2, 6.67%,
1/30/2056(a) 7,790,000 7,720,696
Shentel Issuer LLC, Series
2025-1A, Class A2, 5.64%,
12/20/2055(a) 3,240,000 3,256,788
SoFi Consumer Loan Program
Trust, Series 2025-2, Class
A, 4.82%, 6/25/2034(a) 713,068 714,009
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 1,839,197 1,730,003
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 2,214,667 2,084,215
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
TIF Funding III LLC, Series
2024-1A, Class A, 5.48%,
4/20/2049(a) 3,329,988 3,330,030
Wellington Management CLO
3 Ltd.
Series 2024-3A, Class A1,
5.04%, 7/18/2037(a)(c) 1,350,000 1,350,452
Series 2024-3A, Class B,
5.33%, 7/18/2037(a)(c) 500,000 500,287
Wise CLO Ltd., Series
2024-2A, Class A, 5.13%,
7/15/2037(a)(c) 8,500,000 8,512,801
Zayo Issuer LLC, Series
2025-2A, Class A2, 5.95%,
6/20/2055(a) 7,765,000 7,858,150
129,986,924
Student Loan 0 .2%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 3,159,787 2,816,144
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 3,278,285 2,940,023
5,756,167
Total Asset-Backed Securities
(cost $476,921,060)
473,948,892
Collateralized Mortgage Obligations 0 .5%
FHLMC REMIC, Series
4235, Class QD, 3.00%,
8/15/2033 2,228,269 2,144,646
FNMA REMICS
Series 2007-6, Class PA,
5.50%, 2/25/2037 21,179 21,729
Series 2025-114, Class AE,
4.50%, 1/25/2056 12,334,054 12,093,206
GNMA REMICS, Series
2023-19, Class WB, 5.63%,
11/20/2051(c) 1,589,785 1,615,290
Verus Securitization Trust,
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(c) 1,816,022 1,597,526
Total Collateralized Mortgage Obligations
(cost $17,871,862)
17,472,397
Commercial Mortgage-Backed Securities 2 .8%
ALA Trust, Series 2025-
OANA, Class A, 5.37%,
6/15/2040(a)(c) 1,845,000 1,853,072
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(c) 1,400,000 1,378,846
BANK5, Series 2024-
5YR11, Class A3, 5.89%,
11/15/2057 14,000,000 14,379,015

NVIT Loomis Core Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 41
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 2,600,000 2,679,188
BAY Trust, Series 2026-
MDWS, Class A, 5.24%,
6/15/2041(a)(c) 10,370,000 10,331,113
Benchmark Mortgage Trust,
Series 2024-V7, Class A3,
6.23%, 5/15/2056(c) 2,405,000 2,486,050
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.13%,
11/15/2042(a)(c) 4,060,000 4,068,881
BMO Mortgage Trust, Series
2024-5C6, Class A3, 5.32%,
9/15/2057 10,888,000 11,005,208
BX Trust
Series 2024-VLT4, Class A,
5.12%, 6/15/2041(a)(c) 263,863 264,028
Series 2025-DELC, Class A,
5.18%, 12/15/2042(a)(c) 2,260,000 2,266,356
Series 2025-VLT7, Class A,
5.33%, 7/15/2044(a)(c) 8,630,000 8,630,000
Citigroup Commercial
Mortgage Trust, Series
2018-C6, Class A4, 4.41%,
11/10/2051 4,505,000 4,456,323
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 2,010,000 1,870,035
Extended Stay America Trust
Series 2025-ESH, Class A,
4.93%, 10/15/2042(a)(c) 1,194,285 1,196,898
Series 2026-ESH2, Class A,
4.83%, 2/15/2043(a)(c) 4,459,741 4,465,315
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.67%, 3/5/2033(a)
(c) 125,000 104,219
Hudson Yards Mortgage Trust,
Series 2026-10HY, Class A,
5.09%, 12/10/2039(a)(c) 10,335,000 10,374,083
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.23%,
1/15/2042(a)(c) 3,740,000 3,733,066
NY Commercial Mortgage
Trust, Series 2025-
299P, Class A, 5.85%,
2/10/2047(a)(c) 739,000 764,219
NYC Trust, Series 2026-
9W57, Class A, 5.05%,
6/6/2040(a)(c) 11,110,000 11,060,287
Total Commercial Mortgage-Backed
Securities
(cost $97,671,218) 97,366,202
Corporate Bonds 41 .6%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .3%
Boeing Co. (The) ,
3.25%, 2/1/2035(d) 3,500,000 3,034,862
3.55%, 3/1/2038 1,060,000 888,914
GE Capital Funding LLC ,
4.55%, 5/15/2032(d) 1,207,000 1,197,297
Rolls-Royce plc ,
5.75%, 10/15/2027(a)(d) 3,620,000 3,664,872
8,785,945
Automobiles 0 .6%
General Motors Co. ,
5.63%, 4/15/2030(d) 3,188,000 3,266,431
Hyundai Capital America ,
4.75%, 6/18/2029(a) 4,872,000 4,855,343
5.15%, 3/27/2030(a)(d) 4,920,000 4,957,589
5.00%, 4/7/2031(a) 3,616,000 3,610,679
Mercedes-Benz Finance North
America LLC ,
4.25%, 3/10/2029(a) 4,146,000 4,095,169
20,785,211
Banks 9 .0%
Banco Bilbao Vizcaya
Argentaria SA ,
4.97%, 5/8/2031 7,400,000 7,388,151
Bank of America Corp. ,
(SOFR + 0.87%), 4.48%,
4/23/2030(d)(e) 12,093,000 12,016,735
(SOFR + 0.87%), 4.46%,
2/6/2032(e) 5,887,000 5,783,206
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(e) 1,855,000 1,866,848
Series J, (SOFR + 1.21%),
5.30%, 6/2/2037(e) 2,699,000 2,701,568
Bank of Nova Scotia (The) ,
(SOFR + 1.09%), 4.34%,
9/15/2031(e) 4,630,000 4,538,311
Barclays plc ,
(SOFR + 0.91%), 4.91%,
6/26/2030(e) 6,688,000 6,686,779
BBVA Mexico SA Institucion
De Banca Multiple Grupo
Financiero BBVA Mexico ,
5.40%, 6/3/2031(a) 6,535,000 6,613,420
BNP Paribas SA ,
(SOFR + 0.94%), 4.89%,
6/30/2030(a)(e) 7,700,000 7,698,935
CaixaBank SA ,
(SOFR + 1.36%), 4.89%,
7/3/2031(a)(d)(e) 4,995,000 4,976,851
(SOFR + 1.21%), 4.82%,
4/22/2032(a)(d)(e) 4,765,000 4,726,124
Canadian Imperial Bank of
Commerce ,
(SOFR + 1.03%), 4.86%,
3/30/2029(e) 8,935,000 8,969,798

42 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Canadian Imperial Bank of
Commerce,
(United States SOFR
Compounded Index
+ 1.01%), 5.05%,
6/16/2032(d)(e) 4,810,000 4,829,894
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(d)(e) 12,360,000 12,367,656
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(e) 1,336,000 1,369,334
Credit Agricole SA ,
(SOFR + 1.17%), 4.66%,
1/12/2032(a)(d)(e) 7,578,000 7,458,637
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.98%),
5.00%, 3/27/2032(a)(e) 8,815,000 8,812,281
DNB Bank ASA ,
(SOFR + 1.13%), 4.83%,
3/30/2032(a)(d)(e) 10,900,000 10,861,133
Federation des Caisses
Desjardins du Quebec ,
4.57%, 8/26/2030(a)(d) 4,360,000 4,331,510
5.02%, 5/27/2031(a) 5,550,000 5,585,932
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(d)(e) 1,390,000 1,393,482
First-Citizens Bank & Trust
Co. ,
(SOFR + 1.15%), 5.10%,
7/13/2029(e) 3,095,000 3,099,274
HSBC Holdings plc ,
(SOFR + 0.94%), 4.71%,
5/12/2030(d)(e) 7,404,000 7,372,518
(SOFR + 1.21%), 4.68%,
3/10/2032(d)(e) 9,062,000 8,937,378
Huntington Bancshares, Inc. ,
(SOFR + 1.28%), 5.27%,
1/15/2031(d)(e) 2,627,000 2,657,845
Huntington National Bank
(The) ,
5.65%, 1/10/2030 2,000,000 2,055,833
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
5.20%, 6/29/2032(a)(e) 7,573,000 7,589,964
JPMorgan Chase & Co. ,
(SOFR + 1.26%), 5.15%,
4/23/2037(e) 4,325,000 4,293,846
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.60%),
4.24%, 2/10/2030(e) 2,445,000 2,413,841
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.68%),
4.78%, 7/13/2030(e) 12,136,000 12,114,104
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(d)(e) 8,545,000 8,492,570
Morgan Stanley Private Bank
NA ,
(SOFR + 1.02%), 4.47%,
11/19/2031(e) 9,774,000 9,606,679
National Securities Clearing
Corp. ,
4.70%, 6/9/2031(a)(d) 2,665,000 2,664,652
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.80%),
4.98%, 6/18/2032(e) 4,600,000 4,597,236
NatWest Markets plc ,
4.89%, 3/27/2031(a) 8,071,000 8,062,953
Norinchukin Bank (The) ,
5.36%, 3/10/2036(a) 3,119,000 3,088,821
Pinnacle Financial Partners,
Inc. ,
(SOFR + 1.70%), 5.60%,
5/19/2032(e) 5,141,000 5,157,438
Royal Bank of Canada ,
(SOFR + 0.89%), 4.50%,
8/6/2029(e) 13,930,000 13,883,713
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(d)(e) 1,280,000 1,313,138
(SOFR + 1.60%), 5.70%,
6/5/2037(e) 5,015,000 5,011,051
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(e) 3,200,000 3,110,035
Societe Generale SA ,
(SOFR + 1.65%), 5.51%,
5/22/2031(a)(d)(e) 1,714,000 1,741,203
(SOFR + 1.28%), 5.37%,
5/27/2032(a)(e) 11,950,000 12,019,905
(SOFR + 1.51%), 5.40%,
8/8/2034(a)(e) 1,547,000 1,536,794
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.77%),
4.30%, 1/13/2030(a)(d)(e) 4,129,000 4,076,445
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.05%), 4.93%,
7/7/2032(e) 9,112,000 9,076,326
Toronto-Dominion Bank (The) ,
4.87%, 4/22/2033 3,440,000 3,414,604

NVIT Loomis Core Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(d)(e) 7,125,000 7,116,719
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(d)(e) 3,500,000 3,531,483
(SOFR + 0.74%), 4.18%,
1/23/2030(e) 7,491,000 7,392,808
(SOFR + 0.97%), 4.84%,
5/20/2032(e) 12,964,000 12,920,173
309,325,934
Beverages 0 .1%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a)(d) 3,485,000 3,548,183
Molson Coors Beverage Co. ,
5.50%, 7/8/2036(d) 298,000 299,519
3,847,702
Biotechnology 0 .4%
Amgen, Inc. ,
4.05%, 8/18/2029 1,675,000 1,649,441
5.25%, 3/2/2030 1,019,000 1,038,243
5.65%, 2/19/2056(d) 3,785,000 3,695,356
CSL Finance plc ,
4.25%, 4/27/2032(a)(d) 7,000,000 6,729,282
13,112,322
Broadline Retail 0 .4%
Amazon.com, Inc. ,
5.80%, 3/13/2056(d) 9,341,000 9,281,408
eBay, Inc. ,
4.25%, 3/6/2029(d) 4,020,000 3,973,888
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a) 1,120,000 1,118,026
14,373,322
Building Products 0 .1%
Carrier Global Corp. ,
2.49%, 2/15/2027(d) 1,046,000 1,034,256
2.72%, 2/15/2030(d) 3,515,000 3,286,605
4,320,861
Capital Markets 5 .1%
Antares Holdings LP ,
6.35%, 10/23/2029(a) 1,885,000 1,878,339
6.63%, 6/10/2031(a)(d) 2,915,000 2,915,245
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030(d) 1,877,000 1,857,301
Ares Capital Corp. ,
5.55%, 1/15/2030(d) 3,075,000 3,057,808
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030 1,125,000 1,095,642
5.95%, 3/1/2031 3,578,000 3,457,616
Barings BDC, Inc. ,
5.20%, 9/15/2028 3,582,000 3,523,634
BGC Group, Inc. ,
6.15%, 4/2/2030 1,835,000 1,872,453
Blackstone Private Credit
Fund ,
5.95%, 5/15/2031(d) 1,825,000 1,796,636
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Blackstone Secured Lending
Fund ,
5.90%, 5/21/2031 1,266,000 1,247,119
Blue Owl Capital Corp. ,
6.30%, 8/15/2031(d) 2,190,000 2,176,716
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 2,575,000 2,591,567
6.55%, 10/15/2031(a) 4,229,000 4,210,004
Blue Owl Technology Finance
Corp. ,
6.50%, 10/15/2029 2,707,000 2,681,831
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 2,870,000 2,765,375
Charles Schwab Corp. (The) ,
(SOFR + 1.28%), 5.49%,
5/21/2037(e) 2,390,000 2,422,242
Deutsche Bank AG ,
(SOFR + 1.72%), 5.30%,
5/9/2031(d)(e) 7,520,000 7,598,636
(SOFR + 1.30%), 4.95%,
8/4/2031(e) 3,780,000 3,766,731
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(e) 12,790,000 12,679,899
(SOFR + 1.34%), 5.09%,
4/20/2034(d)(e) 6,670,000 6,643,244
(SOFR + 1.33%), 4.94%,
10/21/2036(e) 4,566,000 4,433,846
Golub Capital BDC, Inc. ,
7.05%, 12/5/2028(d) 3,256,000 3,344,554
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028(d) 1,125,000 1,112,390
Hercules Capital, Inc. ,
5.35%, 2/10/2029 3,157,000 3,126,193
HPS Corporate Lending Fund ,
5.45%, 11/15/2030 2,960,000 2,861,456
5.65%, 4/2/2031(a)(d) 3,105,000 3,013,686
ING Bank NV ,
4.71%, 7/7/2031(a) 15,235,000 15,197,047
Jefferies Financial Group, Inc. ,
5.13%, 4/28/2031 5,865,000 5,789,491
LPL Holdings, Inc. ,
5.15%, 6/15/2030(d) 3,370,000 3,380,674
Main Street Capital Corp. ,
5.40%, 8/15/2028(d) 3,636,000 3,616,843
Marex Group plc ,
5.83%, 5/8/2028 5,012,000 5,046,698
Morgan Stanley ,
3.63%, 1/20/2027(d) 4,000,000 3,984,277
(SOFR + 1.11%), 5.23%,
1/15/2031(e) 2,750,000 2,781,017
(SOFR + 0.95%), 4.49%,
1/16/2032(e) 5,482,000 5,375,442
(SOFR + 1.02%), 1.93%,
4/28/2032(e) 4,630,000 4,025,569
MSD Investment Corp. ,
6.38%, 6/12/2029(a) 715,000 716,662
6.25%, 5/31/2030(d) 1,615,000 1,598,459
6.13%, 2/5/2031(a) 1,119,000 1,092,679

44 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Nasdaq, Inc. ,
5.35%, 6/28/2028(d) 1,231,000 1,247,365
Nomura Holdings, Inc. ,
5.17%, 7/14/2031 5,291,000 5,303,882
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 1,885,000 1,840,630
Nuveen LLC ,
5.55%, 1/15/2030(a) 1,000,000 1,016,197
State Street Corp. ,
(SOFR + 0.91%), 4.56%,
4/23/2032(e) 5,785,000 5,718,753
TPG Operating Group II LP ,
5.38%, 1/15/2036(d) 2,032,000 1,977,421
Trinity Capital, Inc. ,
7.00%, 5/21/2031(d) 2,305,000 2,332,423
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d)(e) 10,000,000 10,020,187
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(e) 1,250,000 1,147,194
(SOFR + 1.29%), 4.84%,
11/6/2033(a)(e) 4,683,000 4,600,927
175,940,000
Chemicals 0 .8%
Eastman Chemical Co. ,
4.50%, 2/20/2031 8,515,000 8,352,846
LYB International Finance III
LLC ,
5.13%, 1/15/2031 1,766,000 1,763,203
Mosaic Co. (The) ,
4.35%, 1/15/2029 2,104,000 2,084,957
Nutrien Ltd. ,
4.85%, 5/29/2031 4,191,000 4,186,963
Syensqo Finance America
LLC ,
5.85%, 6/4/2034(a)(d) 7,891,000 8,059,519
Westlake Corp. ,
6.38%, 11/15/2055 4,730,000 4,670,815
29,118,303
Commercial Services & Supplies 0 .4%
Element Fleet Management
Corp. ,
4.80%, 5/29/2029(a) 2,191,000 2,185,602
4.64%, 11/24/2030(a)(d) 6,210,000 6,133,228
Republic Services, Inc. ,
4.75%, 7/15/2031 5,486,000 5,498,076
13,816,906
Construction & Engineering 0 .2%
WSP Global, Inc. ,
5.71%, 9/18/2036(a) 5,159,000 5,101,392
Consumer Finance 1 .8%
AerCap Ireland Capital DAC ,
4.13%, 2/28/2029(d) 7,250,000 7,144,879
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ally Financial, Inc. ,
(SOFR + 1.78%), 5.55%,
7/31/2033(d)(e) 6,849,000 6,792,430
American Express Co. ,
(SOFR + 0.87%), 4.46%,
2/10/2032(e) 4,538,000 4,471,057
Avilease Capital Ltd. ,
5.50%, 6/30/2031(a) 5,405,000 5,441,800
Avolon Holdings Funding Ltd. ,
4.95%, 10/15/2032(a) 9,059,000 8,840,202
Capital One Financial Corp. ,
(SOFR + 1.15%), 4.72%,
1/30/2032(d)(e) 2,642,000 2,606,422
Ford Motor Credit Co. LLC ,
5.80%, 3/5/2027 2,690,000 2,703,894
5.11%, 5/3/2029 585,000 580,927
General Motors Financial Co.,
Inc. ,
4.75%, 4/6/2029(d) 5,820,000 5,816,887
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 3,625,000 3,635,658
Stellantis Financial Services
US Corp. ,
4.95%, 9/15/2028(a)(d) 5,377,000 5,336,879
5.40%, 6/15/2029(a) 3,202,000 3,190,679
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(e) 1,205,000 1,204,687
(SOFR + 1.53%), 4.95%,
2/25/2032(e) 1,305,000 1,272,176
Toyota Motor Credit Corp. ,
Series B, 4.60%, 3/11/2033 4,285,000 4,202,069
63,240,646
Consumer Staples Distribution & Retail 0 .2%
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a)(d) 7,725,000 7,647,342
Containers & Packaging 0 .2%
Amcor Group Finance plc ,
5.45%, 5/23/2029(d) 3,615,000 3,687,689
Sonoco Products Co. ,
4.60%, 9/1/2029(d) 4,680,000 4,651,745
8,339,434
Diversified REITs 0 .1%
VICI Properties LP ,
4.75%, 4/1/2028 2,675,000 2,672,469
Diversified Telecommunication Services 0 .9%
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 2,935,650
6.20%, 10/30/2056 8,896,000 8,793,582
Beacon Point DC LLC ,
6.13%, 11/30/2042(a) 2,407,000 2,427,672
Comcast Corp. ,
2.65%, 2/1/2030 3,905,000 3,636,581
2.94%, 11/1/2056 3,432,000 1,858,732
Space Exploration
Technologies Corp. ,
5.65%, 7/15/2033(a) 12,081,000 12,009,025

NVIT Loomis Core Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 204,293
31,865,535
Electric Utilities 3 .0%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 2,418,830 2,287,778
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a)(d) 9,525,000 9,444,987
Baltimore Gas and Electric
Co. ,
5.15%, 6/1/2033 2,914,000 2,938,825
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 2,315,000 2,329,164
Duke Energy Carolinas LLC ,
5.75%, 6/15/2056 7,775,000 7,765,441
Electricite de France SA ,
5.70%, 5/23/2028(a) 779,000 793,373
ENEL Finance International
NV ,
4.38%, 9/30/2030(a)(d) 7,245,000 7,117,565
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a)(d) 3,140,000 2,879,961
Evergy, Inc. ,
4.25%, 3/15/2029 3,885,000 3,840,038
Exelon Corp. ,
4.95%, 3/15/2036(d) 3,302,000 3,209,969
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 6,825,000 6,762,540
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034 2,309,000 2,300,874
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 3,675,000 3,776,618
Liberty Utilities Co. ,
5.10%, 5/15/2031(a)(d) 4,147,000 4,137,036
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028(d) 2,320,000 2,206,812
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.77%), 6.20%,
10/1/2056(e) 4,593,000 4,588,560
NSTAR Electric Co. ,
4.85%, 3/1/2030 1,175,000 1,182,850
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028(d) 1,840,000 1,849,867
6.10%, 1/15/2029(d) 3,640,000 3,747,963
5.60%, 8/15/2036 4,006,000 4,007,282
PacifiCorp ,
4.25%, 3/15/2029(d) 4,695,000 4,636,982
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030(d) 472,000 461,969
Public Service Co. of New
Hampshire ,
5.35%, 10/1/2033 3,425,000 3,498,957
Southern California Edison
Co. ,
5.85%, 11/1/2027 2,100,000 2,131,167
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co.,
5.15%, 6/1/2029 4,418,000 4,464,601
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 6,000,000 5,960,940
Xcel Energy, Inc. ,
4.75%, 3/21/2028 1,520,000 1,524,293
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
5.75%, 12/3/2056(d)(e) 1,950,000 1,927,112
101,773,524
Electronic Equipment, Instruments & Components 0 .2%
Jabil, Inc. ,
4.20%, 2/1/2029(d) 2,880,000 2,837,752
TD SYNNEX Corp. ,
4.30%, 1/17/2029 3,540,000 3,495,805
6,333,557
Energy Equipment & Services 0 .1%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a) 4,389,000 4,339,597
Financial Services 1 .3%
Atlas Warehouse Lending Co.
LP ,
4.95%, 11/15/2030(a)(d) 3,465,000 3,416,429
Block Financial LLC ,
5.38%, 9/15/2032(d) 4,705,000 4,610,538
Experian Finance US, Inc. ,
5.35%, 8/24/2036(a)(d) 5,040,000 5,018,288
Global Payments, Inc. ,
4.88%, 11/15/2030(d) 7,001,000 6,882,501
Mastercard, Inc. ,
4.60%, 6/8/2031(d) 8,455,000 8,442,006
NTT Finance Corp. ,
4.74%, 3/31/2028(a) 3,781,000 3,782,660
PayPal Holdings, Inc. ,
4.95%, 6/1/2031(d) 4,751,000 4,751,060
Rocket Cos., Inc. ,
6.13%, 8/1/2031(a)(d) 5,925,000 6,051,332
Western Union Co. (The) ,
4.75%, 6/15/2029 3,524,000 3,497,502
46,452,316
Food Products 0 .4%
Campbell's Co. (The) ,
4.55%, 3/21/2031(d) 5,312,000 5,169,687
JBS NV ,
3.63%, 1/15/2032(d) 641,000 593,614
6.25%, 3/1/2056(d) 5,239,000 5,131,833
McCormick & Co., Inc. ,
4.15%, 2/15/2029(d) 2,240,000 2,215,691
13,110,825
Gas Utilities 0 .5%
Atmos Energy Corp. ,
4.75%, 1/15/2032 17,220,000 17,165,559
Ground Transportation 0 .6%
Ashtead Capital, Inc. ,
4.38%, 8/15/2027(a)(d) 2,500,000 2,490,207

46 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Ashtead Capital, Inc.,
4.00%, 5/1/2028(a)(d) 6,500,000 6,395,242
4.25%, 11/1/2029(a)(d) 1,730,000 1,693,764
ERAC USA Finance LLC ,
5.25%, 4/30/2036(a) 3,320,000 3,312,330
Fedex Freight Holding Co.,
Inc. ,
4.65%, 3/15/2031(a) 5,412,000 5,316,275
19,207,818
Health Care Equipment & Supplies 0 .1%
GE HealthCare Technologies,
Inc. ,
4.15%, 12/15/2028(d) 1,858,000 1,841,451
4.80%, 8/14/2029(d) 1,741,000 1,750,096
3,591,547
Health Care Providers & Services 0 .2%
CVS Health Corp. ,
1.75%, 8/21/2030(d) 4,080,000 3,618,994
HCA, Inc. ,
3.13%, 3/15/2027 1,099,000 1,088,821
5.63%, 9/1/2028(d) 145,000 147,247
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030(d) 3,050,000 2,775,748
7,630,810
Health Care REITs 0 .2%
Healthpeak OP LLC ,
3.25%, 7/15/2026 1,025,000 1,024,560
Omega Healthcare Investors,
Inc. ,
5.20%, 7/1/2030 5,060,000 5,084,660
6,109,220
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
4.25%, 12/15/2028(d) 1,415,000 1,399,906
Hotels, Restaurants & Leisure 0 .3%
Brightstar Lottery plc ,
5.25%, 1/15/2029(a)(d) 4,145,000 4,131,071
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 6,405,000 6,481,422
5.30%, 5/15/2031 670,000 667,437
11,279,930
Household Durables 0 .1%
Panasonic Holdings Corp. ,
5.36%, 7/8/2036(a) 3,065,000 3,061,749
Household Products 0 .2%
Clorox Co. (The) ,
4.70%, 5/15/2031(d) 7,221,000 7,175,269
Independent Power and Renewable Electricity Producers
0 .2%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a)(d) 1,770,000 1,847,595
Southern Power Co. ,
4.80%, 6/15/2031 3,225,000 3,215,925
5,063,520
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs 0 .1%
LXP Industrial Trust ,
6.75%, 11/15/2028 1,878,000 1,947,201
2.38%, 10/1/2031(d) 471,000 412,020
2,359,221
Insurance 4 .7%
American National Global
Funding ,
4.63%, 12/15/2028(a) 131,000 129,596
5.25%, 6/3/2030(a) 5,725,000 5,730,426
American National Group,
Inc. ,
6.00%, 7/15/2035(d) 2,593,000 2,583,315
Athene Global Funding ,
4.83%, 5/9/2028(a)(d) 5,105,000 5,092,979
5.13%, 6/1/2029(a)(d) 4,512,000 4,520,579
5.38%, 1/7/2030(a) 1,130,000 1,133,360
Brighthouse Financial Global
Funding ,
5.65%, 6/10/2029(a)(d) 4,150,000 4,168,419
CNO Global Funding ,
4.38%, 9/8/2028(a) 5,400,000 5,338,729
4.70%, 12/11/2030(a) 208,000 204,701
5.20%, 6/11/2031(a) 6,785,000 6,788,190
F&G Global Funding ,
4.65%, 9/8/2028(a)(d) 1,193,000 1,178,991
4.50%, 1/9/2029(a)(d) 8,005,000 7,872,306
Fairfax Financial Holdings
Ltd. ,
6.20%, 6/8/2056(a)(d) 8,625,000 8,604,510
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 3,575,000 3,536,323
GA Global Funding Trust ,
5.50%, 4/1/2032(a) 3,658,000 3,640,168
Guardian Life Global Funding ,
4.81%, 6/1/2031(a) 4,990,000 4,987,703
Jackson National Life Global
Funding ,
4.70%, 6/5/2028(a)(d) 5,745,000 5,725,495
5.25%, 6/16/2031(a) 1,788,000 1,785,418
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a)(d) 4,860,000 4,856,660
4.20%, 1/12/2029(a)(d) 3,215,000 3,170,146
4.95%, 5/21/2031(a) 1,358,000 1,352,089
Massachusetts Mutual Life
Insurance Co. ,
5.95%, 6/1/2056(a) 9,535,000 9,445,136
MassMutual Global Funding II ,
4.95%, 1/10/2030(a) 784,000 789,492
Mercury General Corp. ,
6.25%, 6/15/2036(d) 2,420,000 2,462,393
NLG Global Funding ,
5.40%, 1/23/2030(a) 390,000 396,056
4.35%, 9/15/2030(a) 6,586,000 6,441,745
Old Republic International
Corp. ,
5.70%, 6/1/2036(d) 6,476,000 6,499,352
Pacific Life Global Funding II ,
4.85%, 2/10/2030(a) 4,620,000 4,632,976
Pine Street Trust III ,
6.22%, 5/15/2054(a)(d) 2,995,000 3,029,037

NVIT Loomis Core Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Principal Life Global Funding
II ,
4.65%, 5/18/2029(a)(d) 8,618,000 8,592,610
RGA Global Funding ,
4.60%, 11/25/2030(a)(d) 2,077,000 2,048,799
5.10%, 5/26/2031(a) 6,005,000 6,028,431
Sammons Financial Group
Global Funding ,
4.95%, 6/12/2030(a)(d) 7,675,000 7,642,018
5.10%, 6/22/2031(a) 4,411,000 4,392,641
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a)(d) 5,420,000 5,281,695
Sompo Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.41%, 4/22/2037(a)(e) 3,560,000 3,495,050
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 5,358,000 5,330,932
4.70%, 12/10/2032(a) 3,612,000 3,508,032
162,416,498
Interactive Media & Services 0 .2%
Meta Platforms, Inc. ,
5.63%, 11/15/2055 4,150,000 3,760,550
6.30%, 5/15/2056 4,295,000 4,275,322
8,035,872
IT Services 0 .6%
CGI, Inc. ,
4.95%, 3/14/2030(d) 6,939,000 6,908,779
Gartner, Inc. ,
5.60%, 11/20/2035(d) 9,075,000 8,593,142
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026(d) 1,054,000 1,046,643
VeriSign, Inc. ,
5.10%, 7/15/2031(d) 3,995,000 4,006,761
20,555,325
Leisure Products 0 .1%
Hasbro, Inc. ,
4.65%, 3/12/2031 2,400,000 2,369,826
Polaris, Inc. ,
5.60%, 3/1/2031(d) 2,330,000 2,331,495
4,701,321
Machinery 0 .7%
CNH Industrial Capital LLC ,
4.75%, 3/21/2028 2,800,000 2,806,132
4.50%, 10/16/2030(d) 2,980,000 2,935,590
4.95%, 6/25/2031 12,080,000 12,062,210
Daimler Truck Finance North
America LLC ,
4.65%, 10/12/2030(a) 5,230,000 5,184,214
22,988,146
Media 0 .2%
Charter Communications
Operating LLC ,
3.70%, 4/1/2051 3,165,000 1,963,771
Omnicom Group, Inc. ,
5.00%, 6/2/2033(d) 3,502,000 3,440,268
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Paramount Global ,
5.85%, 9/1/2043 3,570,000 2,673,016
8,077,055
Metals & Mining 0 .4%
ArcelorMittal SA ,
5.38%, 5/19/2036 7,065,000 7,003,643
Glencore Funding LLC ,
5.19%, 4/1/2030(a)(d) 3,050,000 3,084,406
5.51%, 4/1/2036(a) 3,246,000 3,265,090
13,353,139
Multi-Utilities 0 .3%
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,278,874
Consolidated Edison Co. of
New York, Inc. ,
5.88%, 6/15/2056 3,717,000 3,736,644
DTE Energy Co. ,
4.95%, 7/1/2027(d) 2,513,000 2,525,420
NiSource, Inc. ,
5.25%, 3/30/2028(d) 485,000 490,404
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031(d) 3,120,000 2,747,724
10,779,066
Office REITs 0 .1%
Cousins Properties LP ,
4.88%, 3/1/2033(d) 2,195,000 2,137,049
Oil, Gas & Consumable Fuels 1 .1%
Aker BP ASA ,
6.00%, 6/13/2033(a)(d) 1,000,000 1,041,016
APA Corp. ,
6.75%, 2/15/2055(d) 2,236,000 2,333,252
Australian Metcoal Financing
Pty. Ltd. ,
6.25%, 10/22/2031(a) 887,000 902,791
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(d) 795,000 789,704
Columbia Pipelines Operating
Co. LLC ,
5.51%, 5/15/2036(a) 3,835,000 3,850,417
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 661,512
Enterprise Products Operating
LLC ,
Series E, (CME Term SOFR
3 Month + 3.29%), 5.25%,
8/16/2077(d)(e) 2,500,000 2,490,246
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 4,967,600
ONEOK, Inc. ,
3.25%, 6/1/2030 2,270,000 2,140,772
5.80%, 11/1/2030 1,209,000 1,251,115
6.25%, 10/15/2055(d) 3,387,000 3,398,812
South Bow USA Infrastructure
Holdings LLC ,
5.03%, 10/1/2029 1,876,000 1,882,426

48 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Targa Resources Corp. ,
6.13%, 5/15/2055(d) 768,000 766,416
6.05%, 5/15/2056(d) 1,699,000 1,680,525
Targa Resources Partners LP ,
5.00%, 1/15/2028(d) 1,500,000 1,498,740
Valero Energy Partners LP ,
4.50%, 3/15/2028(d) 320,000 319,596
Var Energi ASA ,
5.00%, 5/18/2027(a)(d) 3,815,623 3,825,585
7.50%, 1/15/2028(a) 1,000,000 1,037,446
Western Midstream Operating
LP ,
5.70%, 7/1/2036(d) 4,035,000 4,042,260
38,880,231
Other Specialized Funds 0 .2%
Prologis Targeted US Logistics
Fund LP ,
4.63%, 3/15/2033(a) 7,670,000 7,468,059
Paper & Forest Products 0 .2%
Georgia-Pacific LLC ,
4.90%, 5/15/2033(a) 5,472,000 5,442,952
Passenger Airlines 0 .2%
Air Canada ,
3.88%, 8/15/2026(a) 2,510,000 2,506,846
Southwest Airlines Co. ,
4.38%, 11/15/2028(d) 2,690,000 2,669,013
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 3,032,000 2,989,965
8,165,824
Pharmaceuticals 0 .0%
†
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 1,335,000 1,378,505
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
5.00%, 5/7/2036 2,543,000 2,524,502
Residential REITs 0 .3%
Invitation Homes Operating
Partnership LP ,
4.95%, 2/1/2032 3,920,000 3,893,124
Mid-America Apartments LP ,
4.65%, 1/15/2033 5,124,000 5,035,228
8,928,352
Retail REITs 0 .2%
Kite Realty Group LP ,
4.00%, 10/1/2026 1,256,000 1,254,352
Kite Realty Group Trust ,
4.75%, 9/15/2030(d) 2,124,000 2,114,638
Realty Income Corp. ,
4.75%, 4/15/2033 3,970,000 3,918,589
7,287,579
Semiconductors & Semiconductor Equipment 0 .6%
Intel Corp. ,
6.13%, 5/15/2056 3,523,000 3,518,313
Microchip Technology, Inc. ,
5.05%, 2/15/2030 2,025,000 2,033,471
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp. ,
5.63%, 6/15/2056 10,354,000 10,277,435
NXP BV ,
4.30%, 8/19/2028 3,580,000 3,553,525
19,382,744
Software 0 .9%
Intuit, Inc. ,
5.50%, 6/15/2036 8,715,000 8,681,289
Oracle Corp. ,
2.95%, 4/1/2030 1,000,000 920,419
5.95%, 9/26/2055(d) 8,104,000 6,886,927
6.70%, 2/4/2056(d) 5,265,000 4,955,475
Roper Technologies, Inc. ,
4.25%, 9/15/2028(d) 1,880,000 1,865,495
Salesforce, Inc. ,
5.55%, 3/15/2036(d) 6,226,000 6,221,280
VMware LLC ,
2.20%, 8/15/2031 2,540,000 2,236,892
31,767,777
Specialized REITs 0 .4%
CubeSmart LP ,
3.13%, 9/1/2026 3,125,000 3,118,037
EPR Properties ,
4.75%, 12/15/2026 3,408,000 3,408,464
4.50%, 6/1/2027 385,000 384,223
4.95%, 4/15/2028(d) 340,000 339,965
3.75%, 8/15/2029 140,000 134,603
4.75%, 11/15/2030 5,327,000 5,213,662
Extra Space Storage LP ,
5.70%, 4/1/2028(d) 1,213,000 1,234,107
2.35%, 3/15/2032(d) 1,535,000 1,337,214
15,170,275
Specialty Retail 0 .1%
AutoNation, Inc. ,
4.45%, 1/15/2029(d) 3,535,000 3,501,359
Technology Hardware, Storage & Peripherals 0 .1%
Hewlett Packard Enterprise
Co. ,
5.25%, 4/1/2033(d) 3,302,000 3,312,223
Textiles, Apparel & Luxury Goods 0 .1%
PVH Corp. ,
5.50%, 6/13/2030(d) 4,966,000 5,002,019
Tobacco 0 .6%
BAT Capital Corp. ,
2.26%, 3/25/2028(d) 4,275,000 4,113,164
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a)(d) 5,970,000 5,954,812
5.50%, 7/7/2036(a) 8,495,000 8,442,215
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 1,816,000 1,871,288
20,381,479
Trading Companies & Distributors 0 .5%
Aviation Capital Group LLC ,
4.25%, 4/30/2029(a)(d) 1,525,000 1,499,749
5.13%, 4/10/2030(a) 3,765,000 3,775,081

NVIT Loomis Core Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors
Sumisho Air Lease Corp. ,
4.50%, 3/24/2029(a)(d) 10,410,000 10,321,680
15,596,510
Water Utilities 0 .1%
American Water Capital Corp. ,
5.20%, 4/1/2036 3,210,000 3,208,416
Wireless Telecommunication Services 0 .5%
SoftBank Corp. ,
4.70%, 7/9/2030(a)(d) 3,376,000 3,335,278
T-Mobile USA, Inc. ,
2.40%, 3/15/2029(d) 2,561,000 2,417,282
2.88%, 2/15/2031 550,000 505,457
3.30%, 2/15/2051 2,660,000 1,735,118
Vodafone Group plc ,
6.10%, 6/18/2056 8,694,000 8,539,754
16,532,889
Total Corporate Bonds
(cost $1,449,861,705)
1,435,322,858
Foreign Government Security 0 .1%
MEXICO 0 .1%
United Mexican States ,
5.38%, 3/22/2033 4,670,000 4,562,824
Total Foreign Government Security
(cost $4,654,372)
4,562,824
Mortgage-Backed Securities 24 .5%
FHLMC Gold Pool
Pool# C03795
3.50%, 4/1/2042 317,457 296,890
Pool# Q08997
3.50%, 6/1/2042 170,929 160,042
Pool# Q19480
4.00%, 6/1/2043 656,744 629,924
Pool# V80509
4.00%, 10/1/2043 83,059 80,044
Pool# Q29697
3.50%, 11/1/2044 215,813 200,997
Pool# G07961
3.50%, 3/1/2045 184,153 171,435
Pool# V82196
4.50%, 1/1/2046 79,996 78,464
Pool# G61281
3.50%, 1/1/2048 513,880 474,383
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 5,920,815 5,412,163
Pool# SB0861
2.50%, 2/1/2037 4,012,106 3,762,325
Pool# SB8260
5.00%, 10/1/2038 2,565,237 2,577,276
Pool# SD8018
4.00%, 10/1/2049 1,315,996 1,247,454
Pool# QA7325
3.00%, 2/1/2050 853,467 755,940
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QA6750
3.00%, 2/1/2050 84,809 75,187
Pool# QA8311
3.00%, 3/1/2050 760,168 676,402
Pool# RA2650
3.00%, 5/1/2050 731,752 649,615
Pool# SD8084
3.00%, 8/1/2050 6,207,643 5,466,632
Pool# SD7535
2.50%, 2/1/2051 17,339,480 14,803,553
Pool# QB9401
2.00%, 3/1/2051 1,646,914 1,340,246
Pool# QC2992
2.50%, 6/1/2051 15,986,379 13,465,059
Pool# SD1372
2.50%, 9/1/2051 17,006,536 14,326,783
Pool# RA5910
3.50%, 9/1/2051 5,762,887 5,266,025
Pool# SD8178
2.50%, 11/1/2051 5,650,466 4,754,683
Pool# SD8181
1.50%, 12/1/2051 6,366,415 4,877,430
Pool# RA6433
2.50%, 12/1/2051 8,442,662 7,060,770
Pool# SD8199
2.00%, 3/1/2052 50,895,025 40,895,217
Pool# SD3771
2.50%, 3/1/2052 11,258,456 9,547,870
Pool# SD8200
2.50%, 3/1/2052 11,146,058 9,363,397
Pool# SD1607
2.50%, 3/1/2052 8,717,680 7,481,434
Pool# QE0799
2.50%, 4/1/2052 7,525,155 6,306,437
Pool# SD1011
2.50%, 4/1/2052 6,727,796 5,645,123
Pool# SD8213
3.00%, 5/1/2052 3,841,618 3,357,920
Pool# SD5351
3.00%, 6/1/2052 9,953,485 8,914,553
Pool# SD1042
3.00%, 6/1/2052 3,492,117 3,117,366
Pool# SD5726
3.00%, 7/1/2052 7,313,528 6,456,368
Pool# SD1440
3.50%, 7/1/2052 4,987,584 4,551,963
Pool# SD2254
3.50%, 7/1/2052 1,379,248 1,255,197
Pool# QE6924
4.00%, 8/1/2052 6,050,127 5,668,160
Pool# SD8244
4.00%, 9/1/2052 2,073,980 1,944,091
Pool# SD1716
5.00%, 9/1/2052 6,406,140 6,406,442
Pool# SD1686
5.50%, 9/1/2052 6,420,801 6,535,413
Pool# SD8255
3.50%, 10/1/2052 3,382,463 3,070,854
Pool# SD1853
5.50%, 11/1/2052 2,838,088 2,904,728
Pool# SD8288
5.00%, 1/1/2053 24,071,494 23,834,227

50 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8302
6.50%, 2/1/2053 1,006,830 1,043,361
Pool# SD8309
6.00%, 3/1/2053 981,595 1,008,211
Pool# SD2921
4.50%, 5/1/2053 12,120,487 11,727,187
Pool# SD8338
4.00%, 6/1/2053 4,027,085 3,769,673
Pool# SL2686
2.50%, 10/1/2053 4,244,709 3,559,354
Pool# SD4084
5.50%, 10/1/2053 6,690,750 6,754,853
Pool# SD6706
4.50%, 1/1/2054 16,728,042 16,113,528
Pool# RJ1975
6.00%, 7/1/2054 2,262,702 2,334,634
Pool# RJ2655
5.00%, 10/1/2054 6,087,484 6,015,627
Pool# SD6767
6.00%, 10/1/2054 12,176,300 12,463,364
Pool# SL0046
6.00%, 1/1/2055 6,850,088 7,076,284
Pool# SL1788
5.50%, 6/1/2055 7,404,987 7,527,310
Pool# SL2854
6.50%, 9/1/2055 8,009,237 8,287,977
Pool# RQ0055
5.00%, 10/1/2055 8,552,699 8,414,109
Pool# TB6562
5.50%, 6/1/2056 8,800,822 8,834,513
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,146,920 2,141,320
Pool# 468516
5.17%, 6/1/2028 724,847 724,685
Pool# 468127
5.70%, 5/1/2041 993,998 1,031,048
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 5,963,215 5,440,801
Pool# CA9439
2.50%, 3/1/2036 11,958,991 11,268,411
Pool# CB3424
3.00%, 5/1/2037 5,187,920 4,949,689
Pool# FS4267
4.50%, 3/1/2038 1,649,758 1,652,040
Pool# AH9471
4.50%, 4/1/2041 174,344 172,414
Pool# AH4038
4.50%, 4/1/2041 136,743 135,228
Pool# AI3506
4.50%, 6/1/2041 6,044 5,978
Pool# FS3014
5.00%, 10/1/2042 9,406,734 9,416,963
Pool# AL2866
3.50%, 11/1/2042 3,856,402 3,601,517
Pool# AQ9328
3.50%, 1/1/2043 63,975 59,737
Pool# AB9046
3.50%, 4/1/2043 378,346 352,849
Pool# AT2021
3.50%, 4/1/2043 260,754 243,519
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AR9398
3.50%, 6/1/2043 599,120 558,115
Pool# AB9864
3.50%, 7/1/2043 136,012 126,789
Pool# AS0212
3.50%, 8/1/2043 595,375 554,260
Pool# AS0210
3.50%, 8/1/2043 359,548 335,167
Pool# AU3742
3.50%, 8/1/2043 202,970 189,291
Pool# AU6857
4.00%, 9/1/2043 219,611 211,082
Pool# AU4386
4.00%, 10/1/2043 61,241 58,946
Pool# AS1559
4.00%, 1/1/2044 375,534 360,996
Pool# AW2478
4.50%, 6/1/2044 78,331 76,668
Pool# AL6432
4.00%, 1/1/2045 395,842 378,247
Pool# AS5175
3.50%, 6/1/2045 366,310 340,551
Pool# AS6464
3.50%, 1/1/2046 340,561 316,166
Pool# BC0180
4.00%, 1/1/2046 1,815,423 1,730,862
Pool# AS7908
3.00%, 9/1/2046 4,011,834 3,592,941
Pool# AS8483
3.00%, 12/1/2046 1,725,093 1,537,938
Pool# MA2863
3.00%, 1/1/2047 2,710,995 2,420,066
Pool# AS8784
3.00%, 2/1/2047 1,767,254 1,574,552
Pool# BE7557
3.50%, 2/1/2047 3,058,149 2,834,347
Pool# BM2003
4.00%, 10/1/2047 2,544,075 2,416,365
Pool# BJ3716
3.50%, 12/1/2047 1,623,653 1,497,153
Pool# MA3210
3.50%, 12/1/2047 660,964 607,016
Pool# BM3355
3.50%, 2/1/2048 1,056,331 975,678
Pool# MA3305
3.50%, 3/1/2048 3,333,260 3,061,124
Pool# CA2208
4.50%, 8/1/2048 708,540 687,683
Pool# CA2469
4.00%, 10/1/2048 667,658 633,509
Pool# MA3745
3.50%, 8/1/2049 3,576,999 3,282,339
Pool# BO8947
3.00%, 1/1/2050 500,322 444,278
Pool# FM4334
3.00%, 4/1/2050 1,078,747 957,901
Pool# FS2253
3.50%, 4/1/2050 5,546,359 5,049,395
Pool# CA5689
3.00%, 5/1/2050 1,550,249 1,380,197
Pool# BP9581
2.50%, 8/1/2050 995,637 848,890

NVIT Loomis Core Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM5316
2.00%, 12/1/2050 1,292,423 1,043,000
Pool# BR4515
2.00%, 2/1/2051 1,901,169 1,542,991
Pool# BR4029
2.00%, 2/1/2051 1,661,927 1,353,990
Pool# BR4051
2.00%, 2/1/2051 1,359,473 1,107,567
Pool# BR2667
2.00%, 2/1/2051 1,119,648 911,416
Pool# FM7151
2.00%, 5/1/2051 726,015 587,635
Pool# FM7189
2.50%, 5/1/2051 2,098,865 1,798,477
Pool# FS3080
3.00%, 5/1/2051 7,096,238 6,331,856
Pool# FM7398
2.50%, 6/1/2051 11,239,258 9,677,312
Pool# FM7738
2.50%, 6/1/2051 1,628,624 1,379,906
Pool# FM8178
2.50%, 7/1/2051 1,209,429 1,018,411
Pool# CB1038
2.50%, 7/1/2051 980,303 830,773
Pool# FS2041
2.00%, 8/1/2051 6,967,704 5,603,327
Pool# FS3391
2.50%, 8/1/2051 4,518,894 3,873,632
Pool# FP0012
3.00%, 8/1/2051 2,997,565 2,664,815
Pool# FM9563
3.00%, 10/1/2051 10,501,180 9,294,666
Pool# FS5928
2.50%, 1/1/2052 9,243,786 7,793,180
Pool# CB2665
3.00%, 1/1/2052 12,787,864 11,165,991
Pool# MA4546
1.50%, 2/1/2052 5,733,846 4,391,465
Pool# CB3040
2.00%, 3/1/2052 6,450,222 5,173,730
Pool# BU8883
3.00%, 3/1/2052 15,626,257 13,648,269
Pool# FS5448
3.00%, 3/1/2052 9,985,145 8,925,065
Pool# FS2122
3.00%, 3/1/2052 4,364,767 3,822,025
Pool# MA4577
2.00%, 4/1/2052 15,922,834 12,758,031
Pool# FS1571
2.00%, 4/1/2052 15,416,049 12,369,236
Pool# FS1380
3.50%, 4/1/2052 5,812,469 5,318,761
Pool# MA4600
3.50%, 5/1/2052 3,328,459 3,021,848
Pool# FS1855
4.00%, 5/1/2052 5,688,088 5,356,103
Pool# FS1804
4.00%, 5/1/2052 5,619,713 5,300,116
Pool# FS6731
3.00%, 6/1/2052 10,047,451 8,986,867
Pool# FS2074
3.00%, 6/1/2052 4,008,498 3,569,393
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4654
3.50%, 7/1/2052 12,151,713 11,041,122
Pool# FS2513
4.00%, 7/1/2052 5,313,149 4,991,217
Pool# FS2323
4.00%, 7/1/2052 4,698,724 4,418,967
Pool# FS2293
4.50%, 7/1/2052 13,216,752 12,795,780
Pool# FS2257
4.50%, 7/1/2052 2,485,871 2,411,912
Pool# BV8011
3.00%, 8/1/2052 7,661,917 6,692,652
Pool# MA4733
4.50%, 9/1/2052 14,848,888 14,332,671
Pool# FS2790
5.00%, 9/1/2052 9,239,315 9,167,409
Pool# MA4805
4.50%, 11/1/2052 4,605,216 4,442,154
Pool# MA4839
4.00%, 12/1/2052 4,117,925 3,851,062
Pool# MA4933
3.50%, 2/1/2053 1,953,238 1,773,308
Pool# MA4980
6.00%, 4/1/2053 2,219,878 2,277,758
Pool# FS4736
6.50%, 5/1/2053 3,902,250 4,038,057
Pool# DA1019
6.50%, 9/1/2053 374,387 387,903
Pool# FS7835
5.50%, 10/1/2053 7,474,492 7,542,722
Pool# MA5248
6.50%, 1/1/2054 2,761,384 2,857,487
Pool# MA5273
6.50%, 2/1/2054 1,780,315 1,842,274
Pool# CB8628
6.00%, 6/1/2054 3,283,078 3,404,047
Pool# FS8585
5.50%, 7/1/2054 14,402,590 14,649,001
Pool# FS9717
6.00%, 7/1/2054 4,298,856 4,398,227
Pool# CB8858
6.00%, 7/1/2054 2,635,040 2,717,599
Pool# FS8795
6.00%, 8/1/2054 13,284,778 13,638,457
Pool# FS9406
6.00%, 8/1/2054 3,534,677 3,631,585
Pool# FS9008
5.50%, 9/1/2054 5,877,106 5,969,234
Pool# FS9980
6.00%, 9/1/2054 10,392,967 10,674,152
Pool# FS9012
6.00%, 9/1/2054 724,496 749,631
Pool# CB9361
5.00%, 10/1/2054 12,130,602 11,987,671
Pool# MA5499
6.50%, 10/1/2054 5,028,114 5,203,104
Pool# FA0470
6.00%, 1/1/2055 8,589,454 8,885,230
Pool# DF3697
5.50%, 11/1/2055 3,430,817 3,485,516
Pool# DH1011
5.00%, 5/1/2056 1,354,020 1,331,345

52 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# DG8407
5.50%, 5/1/2056 5,721,910 5,753,440
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 327,712 307,557
Pool# MA0783
3.50%, 2/20/2043 409,781 381,883
Pool# MA2892
3.50%, 6/20/2045 20,213 18,661
Pool# MA3663
3.50%, 5/20/2046 235,811 216,291
Pool# MA3803
3.50%, 7/20/2046 111,356 102,066
Pool# MA4262
3.50%, 2/20/2047 9,560 8,815
Pool# MA4510
3.50%, 6/20/2047 360,945 332,391
Pool# MA4586
3.50%, 7/20/2047 244,791 225,426
Pool# MA4837
3.50%, 11/20/2047 423,800 388,576
Pool# MA4962
3.50%, 1/20/2048 248,400 228,211
Pool# MA6542
3.50%, 3/20/2050 269,101 245,678
Pool# BT6867
3.00%, 5/20/2050 2,612,299 2,324,098
Pool# MA6994
2.00%, 11/20/2050 8,170,526 6,703,896
Pool# MA7590
3.00%, 9/20/2051 8,493,859 7,549,623
Pool# MA7705
2.50%, 11/20/2051 12,040,281 10,296,979
Pool# MA8099
3.50%, 6/20/2052 5,886,878 5,362,721
Pool# MA8349
5.50%, 10/20/2052 6,220,382 6,310,690
Pool# MA8429
5.50%, 11/20/2052 2,589,609 2,625,592
Pool# MA8430
6.00%, 11/20/2052 2,342,316 2,411,058
Pool# MA8571
6.00%, 1/20/2053 1,017,941 1,047,661
Pool# MA8726
5.50%, 3/20/2053 8,647,658 8,757,672
Pool# MA8727
6.00%, 3/20/2053 1,758,142 1,808,940
Pool# MA8950
6.50%, 6/20/2053 1,604,801 1,671,464
Pool# MA9608
7.00%, 4/20/2054 1,279,133 1,330,482
Pool# MA9852
6.00%, 8/20/2054 3,051,911 3,129,915
Total Mortgage-Backed Securities
(cost $877,390,840)
846,780,072
Municipal Bonds 0 .5%
Principal
Amount ($) Value ($)
California 0 .1%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,560,741
District of Columbia 0 .3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 6,000,000 7,051,008
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, RB, Series
D, 8.00%, 10/1/2047 2,000,000 2,454,694
9,505,702
Michigan 0 .1%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,727,694
Total Municipal Bonds
(cost $17,351,659)
15,794,137
U.S. Treasury Obligations 15 .1%
U.S. Treasury Bonds
2.00%, 11/15/2041 18,000,000 12,465,703
2.38%, 2/15/2042 55,000,000 40,111,328
3.25%, 5/15/2042 11,500,000 9,468,633
3.13%, 2/15/2043 23,000,000 18,388,320
3.88%, 5/15/2043 18,000,000 15,909,609
4.63%, 5/15/2044 58,097,000 56,124,879
3.00%, 11/15/2044 30,860,000 23,604,284
4.63%, 11/15/2044 54,195,000 52,228,314
4.75%, 2/15/2045 10,580,000 10,348,976
4.88%, 8/15/2045 33,223,000 32,969,934
4.63%, 2/15/2046 13,642,000 13,094,188
2.25%, 8/15/2046 7,000,000 4,565,586
1.25%, 5/15/2050 75,000,000 35,689,454
2.25%, 2/15/2052 54,800,000 32,993,453
2.88%, 5/15/2052 6,375,000 4,409,956
4.50%, 11/15/2054 68,078,100 63,373,797
4.75%, 5/15/2055 15,775,000 15,302,366
4.63%, 11/15/2055 37,619,000 35,790,952
4.75%, 2/15/2056 (d) 8,954,000 8,697,972
U.S. Treasury Notes, 4.38%,
5/15/2036 (d) 34,647,000 34,462,938
Total U.S. Treasury Obligations
(cost $563,850,575)
520,000,642
Short-Term Investments 0 .2%
Shares
Money Market Funds 0 .2%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(f)(g) 2,000,000 2,000,000
Invesco Government
& Agency Portfolio,
Institutional Shares,
3.57%(f)(g) 2,000,000 2,000,000

NVIT Loomis Core Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 53
Short-Term Investments
Shares Value ($)
Money Market Funds
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(f)(g) 2,000,000 2,000,000
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(f)(g) 1,300,000 1,300,000
Total Short-Term Investments
(cost $7,300,000)
7,300,000
Repurchase Agreements 1 .4%
Principal
Amount ($)
Bank of America NA
3.65%, dated 6/30/2026,
due 7/1/2026, repurchase
price $20,002,028,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
6/1/2043 - 2/1/2047;
total market value
$20,400,000. (g)(h) 20,000,000 20,000,000
CF Secured, LLC
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $15,896,998,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$16,214,938. (g)(h) 15,895,395 15,895,395
MetLife, Inc.
3.64%, dated 6/30/2026,
due 7/1/2026, repurchase
price $12,001,213,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$12,246,138. (g)(h) 12,000,000 12,000,000
Total Repurchase Agreements
(cost $47,895,395)
47,895,395
Total Investments
(cost $3,560,768,686) — 100.4%
3,466,443,419
Liabilities in excess of other
assets — (0.4)% (15,518,854)
NET ASSETS — 100.0%
$ 3,450,924,565
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$970,855,040 which represents 28.13% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2026.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of June 30, 2026.
(d) The security or a portion of this security is on loan as of June
30, 2026. The total value of securities on loan as of June
30, 2026 was $332,151,889, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $7,300,000 and $47,895,395,
respectively, and by $294,469,408 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.63%, and maturity dates ranging from
7/15/2026 - 5/15/2056, a total value of $349,664,803.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2026.
(f) Represents 7-day effective yield as of June 30, 2026.
(g) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $55,195,395.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.

54 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Core Bond Fund
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 407 9/2026 USD 43,568,078 93,590
Net contracts 93,590
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Loomis Short Term Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 55
Asset-Backed Securities 20 .5%
Principal
Amount ($) Value ($)
Airlines 0 .2%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 798,713 772,114
PK ALIFT Loan Funding 7
LP, Series 2025-2, Class A,
4.75%, 3/15/2043(a) 381,299 378,155
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 933,463 944,454
Series 2019-2, Class B,
3.50%, 5/1/2028 54,350 53,056
Volofin Finance Designated
Activity Co., Series 2024-
1A, Class A, 5.94%,
6/15/2037(a) 588,714 592,443
2,740,222
Automobiles 15 .6%
Ally Auto Receivables Trust
Series 2025-1, Class A3,
3.96%, 3/15/2030 1,335,000 1,329,884
Series 2026-1, Class A3,
3.92%, 10/15/2030 1,200,000 1,190,342
American Credit Acceptance
Receivables Trust
Series 2025-2, Class C,
5.11%, 4/14/2031(a) 1,030,000 1,033,853
Series 2026-2, Class C,
4.85%, 5/10/2032(a) 1,465,000 1,458,293
Series 2026-1, Class C,
4.55%, 1/12/2033(a) 2,370,000 2,352,591
AmeriCredit Automobile
Receivables Trust
Series 2024-1, Class A3,
5.43%, 1/18/2029 1,821,281 1,828,716
Series 2023-2, Class B,
5.84%, 7/18/2029 5,365,000 5,408,355
Series 2026-1, Class A3,
4.15%, 11/18/2032(a) 4,710,000 4,682,318
ARI Fleet Lease Trust
Series 2024-A, Class A2,
5.30%, 11/15/2032(a) 143,457 143,828
Series 2026-B, Class A2,
4.34%, 2/15/2035(a) 705,000 703,655
AutoNation Finance Trust
Series 2025-1A, Class A2,
4.72%, 4/10/2028(a) 278,166 278,298
Series 2026-1A, Class A3,
4.03%, 8/12/2030(a) 1,145,000 1,137,335
Series 2026-2A, Class A3,
4.56%, 6/16/2031(a) 1,195,000 1,195,760
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 3,920,000 3,936,989
Series 2025-1A, Class A,
4.80%, 8/20/2029(a) 295,000 294,988
Series 2026-1A, Class A,
4.28%, 8/20/2030(a) 780,000 768,758
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
BMW Vehicle Lease Trust
Series 2025-1, Class A3,
4.43%, 6/26/2028 1,115,000 1,116,407
Series 2025-2, Class A3,
3.97%, 9/25/2028 3,945,000 3,932,171
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 206,102 206,779
BofA Auto Trust, Series
2025-1A, Class A3, 4.35%,
11/20/2029(a) 1,000,000 1,000,479
Bridgecrest Lending Auto
Securitization Trust
Series 2024-3, Class B,
5.37%, 10/16/2028 364,071 364,544
Series 2025-2, Class A3,
4.78%, 12/15/2028 1,357,650 1,359,817
Series 2025-3, Class A3,
4.66%, 1/15/2029 905,000 906,101
Series 2026-1, Class A3,
4.04%, 12/17/2029 1,220,000 1,215,289
Capital One Prime Auto
Receivables Trust, Series
2023-2, Class A3, 5.82%,
6/15/2028 1,306,106 1,314,737
CarMax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 1,022,929 1,024,943
Series 2025-2, Class A2A,
4.59%, 7/17/2028 755,949 756,726
Series 2024-4, Class A3,
4.60%, 10/15/2029 921,266 923,367
Series 2026-2, Class A3,
4.22%, 6/16/2031 1,525,000 1,515,976
CarMax Select Receivables
Trust
Series 2025-A, Class A3,
4.77%, 9/17/2029 2,975,000 2,984,832
Series 2026-B, Class A3,
4.64%, 12/16/2030 930,000 930,336
Carvana Auto Receivables
Trust
Series 2024-P2, Class A3,
5.33%, 7/10/2029 898,945 902,910
Series 2024-P4, Class A3,
4.64%, 1/10/2030 777,702 779,087
Series 2025-P2, Class A3,
4.55%, 8/12/2030 1,710,000 1,712,568
Series 2025-P3, Class A3,
4.04%, 11/11/2030 1,370,000 1,362,847
Series 2026-P2, Class A3,
4.77%, 4/10/2031 2,845,000 2,848,925
Chase Auto Owner Trust
Series 2026-1A, Class A2,
4.25%, 7/25/2029(a) 3,240,000 3,238,451
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 2,201,404 2,212,573
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 1,421,204 1,419,934

56 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Chesapeake Funding II LLC,
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 361,466 363,677
Citizens Auto Receivables
Trust
Series 2024-1, Class A3,
5.11%, 4/17/2028(a) 401,484 402,439
Series 2024-2, Class A3,
5.33%, 8/15/2028(a) 976,697 980,098
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 1,513,040 1,514,512
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 555,000 564,186
Series 2025-1A, Class A,
5.02%, 3/15/2035(a) 630,000 631,988
Series 2026-1A, Class A,
4.65%, 4/15/2036(a) 865,000 860,528
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 1,670,000 1,671,198
Enterprise Fleet Financing
LLC
Series 2025-1, Class A2,
4.65%, 10/20/2027(a) 402,017 402,524
Series 2025-3, Class A2,
4.50%, 4/20/2028(a) 1,050,531 1,051,746
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 1,551,969 1,563,096
Series 2026-2, Class A2,
4.33%, 2/20/2029(a) 710,000 709,089
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 604,532 606,784
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 229,548 230,035
Exeter Automobile
Receivables Trust
Series 2025-2A, Class A3,
4.74%, 1/16/2029 1,216,490 1,217,784
Series 2025-4A, Class A3,
4.39%, 9/17/2029 360,000 359,980
Series 2026-2A, Class A3,
4.45%, 5/15/2030 1,090,000 1,089,764
Series 2024-4A, Class C,
5.48%, 8/15/2030 555,000 558,678
Series 2026-3A, Class C,
4.92%, 10/15/2032 1,420,000 1,418,005
Exeter Select Automobile
Receivables Trust
Series 2025-1, Class A2,
4.83%, 10/16/2028 77,082 77,133
Series 2026-1, Class A2,
4.37%, 10/15/2029 915,000 914,036
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 1,198,286 1,203,467
First Investors Auto Owner
Trust
Series 2026-1A, Class A3,
4.50%, 5/15/2031(a) 1,705,000 1,697,050
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-1A, Class C,
4.75%, 12/15/2031(a) 1,345,000 1,331,263
Flagship Credit Auto Trust,
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 5,315,000 5,328,677
Ford Credit Auto Lease Trust
Series 2025-A, Class A3,
4.72%, 6/15/2028 1,735,000 1,739,125
Series 2026-A, Class A3,
4.00%, 7/15/2029 1,335,000 1,325,735
Ford Credit Auto Owner Trust,
Series 2023-B, Class A3,
5.23%, 5/15/2028 703,648 705,971
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 447,510 448,227
GLS Auto Receivables Issuer
Trust
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 1,432,674 1,435,465
Series 2026-1A, Class A3,
3.97%, 11/15/2029(a) 680,000 676,099
Series 2026-2A, Class B,
4.63%, 9/16/2030(a) 745,000 742,448
Series 2025-2A, Class C,
5.11%, 1/15/2031(a) 610,000 612,522
GLS Auto Select Receivables
Issuer Trust, Series 2025-
4A, Class A2, 4.17%,
2/18/2031(a) 967,784 965,036
GLS Auto Select Receivables
Trust
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 985,513 991,734
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 536,091 536,062
Series 2025-1A, Class A2,
4.71%, 4/15/2030(a) 1,005,255 1,007,214
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 265,252 266,794
Series 2025-3A, Class A2,
4.46%, 10/15/2030(a) 618,996 618,327
GM Financial Automobile
Leasing Trust
Series 2024-3, Class A3,
4.21%, 10/20/2027 818,726 818,912
Series 2025-1, Class A3,
4.66%, 2/21/2028 2,315,000 2,319,298
Series 2026-2, Class A3,
4.30%, 3/20/2029 1,860,000 1,857,315
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-2, Class A3,
4.47%, 2/16/2028 253,827 254,012
Series 2023-4, Class A3,
5.78%, 8/16/2028 961,920 967,978
Series 2026-1, Class A2A,
3.77%, 3/16/2029 735,000 732,999

NVIT Loomis Short Term Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 57
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Harley-Davidson Motorcycle
Trust
Series 2023-B, Class A3,
5.69%, 8/15/2028 603,090 605,962
Series 2024-A, Class A3,
5.37%, 3/15/2029 1,851,358 1,861,312
Series 2023-B, Class A4,
5.78%, 4/15/2031 1,460,000 1,478,534
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 2,490,000 2,504,913
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 1,540,000 1,553,968
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 1,565,000 1,536,198
Honda Auto Receivables
Owner Trust
Series 2023-2, Class A3,
4.93%, 11/15/2027 477,222 477,998
Series 2023-3, Class A3,
5.41%, 2/18/2028 919,310 923,198
Series 2023-4, Class A3,
5.67%, 6/21/2028 401,838 404,309
Series 2026-2, Class A2A,
4.11%, 12/15/2028 2,260,000 2,257,270
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 1,157,372 1,162,467
Hyundai Auto Lease
Securitization Trust
Series 2026-A, Class A2A,
3.85%, 5/15/2028(a) 1,815,000 1,809,677
Series 2026-B, Class A3,
4.21%, 4/16/2029(a) 1,830,000 1,822,883
Hyundai Auto Receivables
Trust
Series 2023-C, Class A3,
5.54%, 10/16/2028 618,247 621,716
Series 2025-B, Class A3,
4.36%, 12/17/2029 1,430,000 1,430,439
LAD Auto Receivables Trust
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 336,403 337,032
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 760,000 764,304
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 752,193 752,844
Series 2025-1A, Class A3,
4.69%, 7/16/2029(a) 1,567,338 1,569,678
Series 2026-2A, Class A2,
4.17%, 8/15/2029(a) 3,050,000 3,045,587
M&T Bank Auto Receivables
Trust
Series 2026-1A, Class A2,
4.33%, 7/16/2029(a) 1,450,000 1,449,099
Series 2025-1A, Class A3,
4.73%, 6/17/2030(a) 1,250,000 1,253,659
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 713,110 714,823
NextGear Floorplan Master
Owner Trust
Series 2024-1A, Class A2,
5.12%, 3/15/2029(a) 1,915,000 1,924,153
Series 2025-2A, Class A2,
4.23%, 10/15/2030(a) 1,855,000 1,837,792
Series 2026-1A, Class A2,
4.07%, 2/15/2031(a) 1,360,000 1,341,163
Nissan Auto Receivables
Owner Trust, Series 2023-B,
Class A3, 5.93%, 3/15/2028 293,264 294,485
Octane Receivables Trust
Series 2025-1A, Class A2,
4.25%, 2/20/2031(a) 1,575,474 1,572,365
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 872,612 876,695
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 1,022,419 1,023,802
Prestige Auto Receivables
Trust
Series 2025-1A, Class A2,
4.87%, 12/15/2027(a) 137,197 137,224
Series 2023-1A, Class C,
5.65%, 2/15/2028(a) 142,105 142,158
Santander Drive Auto
Receivables Trust
Series 2023-4, Class B,
5.77%, 12/15/2028 1,689,535 1,697,282
Series 2024-3, Class A3,
5.63%, 1/16/2029 291,389 291,669
Series 2023-5, Class B,
6.16%, 12/17/2029 3,152,190 3,172,343
Series 2025-4, Class A3,
4.17%, 4/15/2030 1,110,000 1,108,107
Series 2023-3, Class C,
5.77%, 11/15/2030 1,155,000 1,165,641
SBNA Auto Lease Trust
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 427,587 428,119
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 342,159 342,508
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 63,102 63,160
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 986,673 989,607
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 985,831 987,143
Series 2025-2A, Class A3,
4.44%, 12/20/2030(a) 1,980,000 1,981,512

58 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Stellantis Financial
Underwritten Enhanced
Lease Trust
Series 2025-BA, Class A3,
4.27%, 1/22/2029(a) 3,585,000 3,579,415
Series 2025-CA, Class A3,
4.11%, 4/20/2029(a) 3,315,000 3,293,748
Toyota Auto Receivables
Owner Trust
Series 2023-B, Class A3,
4.71%, 2/15/2028 804,854 806,207
Series 2023-C, Class A3,
5.16%, 4/17/2028 422,092 423,370
Series 2026-B, Class A2A,
4.04%, 2/15/2029 1,965,000 1,961,671
Series 2024-D, Class A3,
4.40%, 6/15/2029 1,190,153 1,190,795
Toyota Lease Owner Trust
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 1,756,560 1,756,826
Series 2025-B, Class A3,
3.96%, 11/20/2028(a) 2,550,000 2,534,284
USB Auto Owner Trust, Series
2025-1A, Class A3, 4.49%,
6/17/2030(a) 580,000 580,675
Veros Auto Receivables Trust,
Series 2026-1, Class A,
4.53%, 8/15/2028(a) 551,602 551,362
Volkswagen Auto Loan
Enhanced Trust
Series 2024-1, Class A2A,
4.65%, 11/22/2027 388,564 388,910
Series 2023-1, Class A3,
5.02%, 6/20/2028 574,792 576,531
VStrong Auto Receivables
Trust, Series 2024-A, Class
B, 5.77%, 7/15/2030(a) 355,000 358,064
Westlake Automobile
Receivables Trust
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 189,351 189,478
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 1,532,449 1,534,211
Series 2025-1A, Class A3,
4.75%, 8/15/2028(a) 540,000 541,099
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 3,410,498 3,422,837
Series 2025-3A, Class A3,
4.22%, 6/15/2029(a) 1,595,000 1,592,930
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 767,744 769,947
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 986,462 993,354
Series 2024-2A, Class A1,
4.87%, 6/21/2039(a) 1,009,411 1,013,693
World Omni Auto Receivables
Trust
Series 2023-B, Class A3,
4.66%, 5/15/2028 449,296 449,749
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2025-C, Class A2A,
4.19%, 10/16/2028 836,617 836,772
Series 2023-D, Class A3,
5.79%, 2/15/2029 583,519 587,719
Series 2024-C, Class A3,
4.43%, 12/17/2029 1,983,559 1,985,986
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 688,800 690,188
191,867,391
Credit Card 0 .9%
Citibank Credit Card Issuance
Trust, Series 2025-A1,
Class A, 4.30%, 6/21/2030 5,290,000 5,281,061
Mission Lane Credit Card
Master Trust
Series 2024-B, Class A,
5.88%, 1/15/2030(a) 1,355,000 1,357,698
Series 2026-A, Class A,
4.95%, 7/15/2032(a) 2,245,000 2,233,680
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 1,055,000 1,055,749
World Financial Network
Credit Card Master Trust,
Series 2024-A, Class A,
5.47%, 2/15/2031 1,290,000 1,301,002
11,229,190
Equipment Loans & Leases 1 .0%
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 1,860,076 1,875,581
Dell Equipment Finance Trust,
Series 2026-1A, Class A3,
4.32%, 12/22/2031(a) 505,000 503,199
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 520,464 521,054
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 2,064,572 2,069,907
HPEFS Equipment Trust,
Series 2025-2A, Class A2,
4.07%, 11/22/2032(a) 2,580,000 2,577,608
Kubota Credit Owner Trust,
Series 2025-2A, Class A2,
4.48%, 4/17/2028(a) 530,305 530,823
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 346,577 347,260
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 983,370 984,843
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 38,840 38,877

NVIT Loomis Short Term Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 59
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases
SCF Equipment Leasing LLC
Series 2025-1A, Class A2,
4.82%, 7/22/2030(a) 183,712 183,725
Series 2025-2A, Class A2,
4.26%, 12/22/2031(a) 2,461,997 2,457,955
12,090,832
Other 2 .8%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 35,988 36,060
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 136,907 137,105
Affirm Asset Securitization
Trust, Series 2026-
X1, Class B, 4.59%,
4/15/2031(a) 310,000 309,423
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 300,923 305,205
Series 2025-2CON, Class
A, 4.84%, 9/17/2036(a) 664,499 660,636
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 660,097 680,837
Bluepeak ABS Issuer LLC,
Series 2025-1A, Class A2,
5.86%, 12/20/2055(a) 2,935,000 2,956,337
ByzFunder Asset
Securitization I LLC, Series
2026-1, Class A, 6.46%,
6/15/2032(a) 1,975,000 1,969,479
CyrusOne Data Centers
Issuer I LLC, Series 2025-
1A, Class A2, 5.91%,
2/20/2050(a) 1,340,000 1,347,404
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 475,695 482,573
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 571,808 579,718
Series 2025-3EXT, Class A,
4.56%, 10/25/2044(a) 1,216,361 1,206,343
Invesco CLO Ltd., Series
2021-1A, Class A1, 4.93%,
4/15/2034(a)(b) 1,350,000 1,350,682
Jack in the Box Funding LLC,
Series 2026-1A, Class A2,
7.62%, 5/25/2056(a) 1,875,000 1,879,747
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 516,593 522,081
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 2,350,000 1,921,125
Reach Abs Trust, Series
2026-1A, Class A, 4.32%,
2/15/2033(a) 549,652 549,292
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 27,728 27,745
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 1,225,000 1,237,086
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 960,000 961,955
RKTL, Series 2026-2A, Class
A, 4.33%, 5/25/2035(a) 1,896,326 1,893,716
SEB Funding LLC, Series
2026-1A, Class A2, 6.67%,
1/30/2056(a) 2,765,000 2,740,401
Shentel Issuer LLC, Series
2025-1A, Class A2, 5.64%,
12/20/2055(a) 1,085,000 1,090,622
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 1,119,984 1,122,384
SoFi Consumer Loan Program
Trust
Series 2025-1, Class A,
4.80%, 2/27/2034(a) 370,717 371,234
Series 2025-2, Class A,
4.82%, 6/25/2034(a) 473,276 473,900
Stream Innovations Issuer
Trust, Series 2024-
1A, Class A, 6.27%,
7/15/2044(a) 214,108 219,531
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 2,675,000 2,682,235
Tricon American Homes Trust,
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 956,460
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,230,100
Verizon Master Trust, Series
2025-7, Class A1A, 3.96%,
8/20/2031 2,025,000 2,004,111
34,905,527
Total Asset-Backed Securities
(cost $252,874,661)
252,833,162
Collateralized Mortgage Obligations 0 .0%
†
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 486 475
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 176,634 173,258
Total Collateralized Mortgage Obligations
(cost $180,139)
173,733

60 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Commercial Mortgage-Backed Securities 4 .3%
Principal
Amount ($) Value ($)
ALA Trust, Series 2025-
OANA, Class A, 5.37%,
6/15/2040(a)(b) 795,000 798,478
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 1,520,000 1,571,079
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 562,649 579,062
BAY Trust, Series 2026-
MDWS, Class A, 5.24%,
6/15/2041(a)(b) 3,805,000 3,790,731
BBCMS Mortgage Trust,
Series 2024-5C25, Class
A3, 5.95%, 3/15/2057 1,485,000 1,518,775
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 2,590,000 2,629,980
BFLD Commercial Mortgage
Trust, Series 2025-
660F, Class A, 5.13%,
11/15/2042(a)(b) 1,370,000 1,372,997
BX Trust
Series 2024-VLT4, Class A,
5.12%, 6/15/2041(a)(b) 1,597,568 1,598,566
Series 2025-DELC, Class A,
5.18%, 12/15/2042(a)(b) 710,000 711,997
Series 2025-VLT7, Class A,
5.33%, 7/15/2044(a)(b) 2,870,000 2,870,000
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 210,000 209,409
CSMC OA LLC
Series 2014-USA, Class A1,
3.30%, 9/15/2037(a) 366,176 338,554
Series 2014-USA, Class A2,
3.95%, 9/15/2037(a) 1,545,000 1,437,415
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 1,190,000 1,208,601
Extended Stay America Trust
Series 2025-ESH, Class A,
4.93%, 10/15/2042(a)(b) 423,779 424,705
Series 2026-ESH2, Class A,
4.83%, 2/15/2043(a)(b) 1,564,657 1,566,613
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K531,
Class AS, 4.12%,
9/25/2029(b) 7,497,126 7,484,402
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC, Series K561, Class
AS, 4.09%, 3/25/2031(b) 14,957,825 15,021,575
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.67%, 3/5/2033(a)(b) 380,000 316,825
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 729,912 674,516
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust, Series
2025-BMS, Class A, 5.23%,
1/15/2042(a)(b) 1,660,000 1,656,922
NYC Trust, Series 2026-
9W57, Class A, 5.05%,
6/6/2040(a)(b) 4,020,000 4,002,012
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 115,000 116,383
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 4.87%,
12/15/2039(a)(b) 1,055,000 1,055,330
Total Commercial Mortgage-Backed
Securities
(cost $52,583,428) 52,954,927
Corporate Bonds 60 .8%
Aerospace & Defense 0 .4%
Boeing Co. (The) ,
6.30%, 5/1/2029 1,970,000 2,050,846
Lockheed Martin Corp. ,
4.15%, 8/15/2028 2,880,000 2,867,176
4,918,022
Automobile Components 0 .1%
ZF North America Capital,
Inc. ,
7.50%, 3/24/2031(a)(d) 1,865,000 1,877,578
Automobiles 1 .7%
Honda Motor Co. Ltd. ,
4.44%, 7/8/2028 2,838,000 2,826,886
Hyundai Capital America ,
4.88%, 11/1/2027(a) 895,000 897,271
4.75%, 4/6/2029(a) 249,000 248,279
4.75%, 6/18/2029(a) 2,500,000 2,491,453
5.15%, 3/27/2030(a) 1,915,000 1,929,631
Mercedes-Benz Finance North
America LLC ,
4.65%, 4/1/2027(a)(d) 3,630,000 3,637,579
4.25%, 3/10/2029(a)(d) 3,096,000 3,058,042
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a)(d) 1,333,000 1,327,943
5.63%, 9/29/2028(a)(d) 1,750,000 1,745,987
Stellantis Finance US, Inc. ,
5.75%, 3/18/2030(a) 2,289,000 2,287,551
20,450,622
Banks 15 .1%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(e) 1,800,000 1,806,339
ANZ New Zealand
International Ltd. ,
4.00%, 1/22/2029(a) 4,082,000 4,027,063

NVIT Loomis Short Term Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Bilbao Vizcaya
Argentaria SA ,
4.15%, 3/3/2029(d) 2,400,000 2,364,889
Banco Santander SA ,
4.87%, 4/15/2031(d) 6,000,000 5,965,893
Bank of America Corp. ,
(SOFR + 0.87%), 4.48%,
4/23/2030(e) 6,185,000 6,145,994
Bank of Montreal ,
(United States SOFR
Compounded Index
+ 0.67%), 5.00%,
1/27/2029(d)(e) 1,160,000 1,167,409
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a)(d) 2,115,000 2,135,485
4.59%, 10/16/2028(a) 1,825,000 1,822,395
Barclays plc ,
(SOFR + 0.91%), 4.91%,
6/26/2030(e) 3,450,000 3,449,370
BBVA Mexico SA Institucion
De Banca Multiple Grupo
Financiero BBVA Mexico ,
5.40%, 6/3/2031(a) 2,453,000 2,482,436
BNP Paribas SA ,
(SOFR + 1.45%), 4.79%,
5/9/2029(a)(d)(e) 3,420,000 3,422,918
CaixaBank SA ,
(SOFR + 1.14%), 4.63%,
7/3/2029(a)(e) 4,365,000 4,360,322
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(d) 2,335,000 2,355,183
(SOFR + 1.03%), 4.86%,
3/30/2029(e) 1,643,000 1,649,399
(United States SOFR
Compounded Index
+ 0.79%), 4.28%,
1/29/2030(d)(e) 469,000 463,824
(United States SOFR
Compounded Index
+ 1.01%), 5.05%,
6/16/2032(e) 1,757,000 1,764,267
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(e) 810,000 811,528
Citigroup, Inc. ,
(SOFR + 1.14%), 4.64%,
5/7/2028(e) 4,085,000 4,087,530
Credit Agricole SA ,
(SOFR + 1.13%), 5.23%,
1/9/2029(a)(e) 1,091,000 1,099,500
Depository Trust Co. (The) ,
4.30%, 3/27/2029(a) 2,789,000 2,774,830
Federation des Caisses
Desjardins du Quebec ,
5.02%, 5/27/2031(a) 2,023,000 2,036,098
Fifth Third Bank NA ,
(SOFR + 0.81%), 4.97%,
1/28/2028(d)(e) 1,830,000 1,834,584
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
First-Citizens Bank & Trust
Co. ,
(SOFR + 1.15%), 5.10%,
7/13/2029(e) 1,127,000 1,128,556
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(e) 4,440,000 4,469,376
(SOFR + 0.94%), 4.71%,
5/12/2030(d)(e) 3,830,000 3,813,715
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(e) 2,115,000 2,177,096
Huntington National Bank
(The) ,
(SOFR + 0.72%), 4.87%,
4/12/2028(d)(e) 2,980,000 2,985,907
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.80%),
5.00%, 6/29/2030(a)(e) 6,180,000 6,187,292
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(d)(e) 2,915,000 2,914,138
(SOFR + 0.82%), 4.41%,
4/23/2030(e) 6,185,000 6,132,394
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.60%),
4.24%, 2/10/2030(e) 1,225,000 1,209,389
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.68%),
4.78%, 7/13/2030(e) 6,185,000 6,173,841
National Australia Bank Ltd. ,
3.85%, 12/13/2028(d) 6,365,000 6,284,999
Series B, 4.43%,
6/4/2029(d) 6,175,000 6,168,553
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(e) 2,880,000 2,880,107
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.80%),
4.98%, 6/18/2032(e) 1,702,000 1,700,977
NatWest Markets plc ,
4.79%, 3/21/2028(a)(d) 2,190,000 2,199,331
4.65%, 3/27/2029(a) 4,434,000 4,427,489
Pinnacle Financial Partners,
Inc. ,
(SOFR + 1.70%), 5.60%,
5/19/2032(e) 1,847,000 1,852,906
PNC Bank NA ,
(SOFR + 0.73%), 4.43%,
7/21/2028(d)(e) 5,085,000 5,076,475

62 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 0.68%), 4.62%,
10/26/2029(d)(e) 1,018,000 1,015,581
Regions Bank ,
(SOFR + 0.81%), 4.76%,
7/27/2029(d)(e) 3,083,000 3,084,113
Royal Bank of Canada ,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(e) 2,905,000 2,905,190
(SOFR + 0.89%), 4.50%,
8/6/2029(e) 3,100,000 3,089,699
Santander Holdings USA, Inc. ,
(SOFR + 1.10%), 5.04%,
6/5/2030(d)(e) 6,190,000 6,188,627
Santander UK Group Holdings
plc ,
(United States SOFR
Compounded Index
+ 1.58%), 5.14%,
9/22/2036(e) 885,000 860,119
Societe Generale SA ,
5.25%, 2/19/2027(a) 5,075,000 5,099,778
(SOFR + 0.86%), 4.86%,
7/7/2029(a)(e) 6,185,000 6,182,596
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.77%),
4.30%, 1/13/2030(a)(d)(e) 820,000 809,563
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.05%), 4.93%,
7/7/2032(e) 3,313,000 3,300,029
Svenska Handelsbanken AB ,
4.38%, 5/23/2028(a)(d) 4,235,000 4,232,273
Swedbank AB ,
6.14%, 9/12/2026(a) 1,370,000 1,374,224
Toronto-Dominion Bank (The) ,
4.57%, 6/2/2028 3,335,000 3,335,037
Truist Bank ,
(SOFR + 0.77%), 4.42%,
7/24/2028(d)(e) 4,815,000 4,809,404
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(d)(e) 3,221,000 3,222,161
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(d)(e) 1,925,000 1,942,316
(SOFR + 0.74%), 4.18%,
1/23/2030(d)(e) 3,714,000 3,665,317
Wells Fargo Bank NA ,
5.25%, 12/11/2026 2,850,000 2,862,396
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a)(d) 2,825,000 2,839,700
186,627,920
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0 .2%
Bacardi-Martini BV ,
5.55%, 2/1/2030(a) 2,235,000 2,275,521
Broadline Retail 0 .1%
eBay, Inc. ,
4.25%, 3/6/2029 960,000 948,988
Capital Markets 6 .1%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 687,000 674,589
6.35%, 10/23/2029(a) 1,060,000 1,056,254
6.63%, 6/10/2031(a) 1,159,000 1,159,097
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030(d) 603,000 596,671
Ares Capital Corp. ,
5.55%, 1/15/2030(d) 1,107,000 1,100,811
Ares Strategic Income Fund ,
5.70%, 3/15/2028 1,180,000 1,178,238
Bain Capital Specialty
Finance, Inc. ,
5.95%, 3/15/2030 715,000 696,341
5.95%, 3/1/2031 1,100,000 1,062,990
Barings BDC, Inc. ,
5.20%, 9/15/2028 1,540,000 1,514,907
Blackstone Private Credit
Fund ,
5.95%, 5/15/2031(d) 650,000 639,898
Blackstone Secured Lending
Fund ,
5.90%, 5/21/2031 452,000 445,259
Blue Owl Capital Corp. ,
6.30%, 8/15/2031 793,000 788,190
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 555,000 558,571
6.55%, 10/15/2031(a) 1,904,000 1,895,447
Blue Owl Technology Finance
Corp. ,
6.75%, 4/4/2029(d) 1,365,000 1,371,510
6.50%, 10/15/2029 537,000 532,007
Brookfield Asset Management
Ltd. ,
4.83%, 4/15/2031 1,990,000 1,971,305
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a)(d) 1,065,000 1,104,885
Carlyle Secured Lending, Inc. ,
5.75%, 2/15/2031 950,000 915,368
Deutsche Bank AG ,
(SOFR + 1.21%), 5.37%,
1/10/2029(e) 4,150,000 4,190,522
FS KKR Capital Corp. ,
6.13%, 1/15/2030 1,170,000 1,140,170
7.50%, 8/1/2031 1,236,000 1,231,117
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.71%), 4.15%,
1/21/2029(e) 5,602,000 5,553,776
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026(d) 202,000 201,205
7.05%, 12/5/2028(d) 979,000 1,005,626
Golub Capital Private Credit
Fund ,
5.45%, 8/15/2028 380,000 375,741

NVIT Loomis Short Term Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 63
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Hercules Capital, Inc. ,
3.38%, 1/20/2027 665,000 657,739
5.35%, 2/10/2029 890,000 881,315
HPS Corporate Lending Fund ,
5.45%, 1/14/2028 741,000 738,146
5.65%, 4/2/2031(a)(d) 1,160,000 1,125,886
ING Bank NV ,
4.56%, 7/7/2029(a) 6,185,000 6,175,616
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(d) 947,000 965,259
5.13%, 4/28/2031 2,088,000 2,061,118
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,255,000 1,253,191
6.50%, 6/4/2027 655,000 661,780
Marex Group plc ,
5.83%, 5/8/2028 655,000 659,534
6.40%, 11/4/2029 1,120,000 1,147,030
Morgan Stanley ,
(SOFR + 0.86%), 1.51%,
7/20/2027(e) 3,500,000 3,494,280
Series I, (SOFR + 0.91%),
4.13%, 10/18/2029(e) 5,765,000 5,686,308
(SOFR + 0.80%), 4.24%,
1/9/2030(e) 3,347,000 3,303,286
MSD Investment Corp. ,
6.38%, 6/12/2029(a) 265,000 265,616
6.25%, 5/31/2030 535,000 529,520
6.13%, 2/5/2031(a) 389,000 379,850
New Mountain Finance Corp. ,
6.20%, 10/15/2027 660,000 662,310
Nomura Holdings, Inc. ,
5.17%, 7/14/2031 1,870,000 1,874,553
North Haven Private Income
Fund LLC ,
5.13%, 9/25/2028(a) 625,000 610,288
Sixth Street Lending Partners ,
6.50%, 3/11/2029 798,000 814,814
Trinity Capital, Inc. ,
7.00%, 5/21/2031(d) 835,000 844,934
UBS AG ,
(SOFR + 0.81%), 4.30%,
3/16/2029(d)(e) 4,523,000 4,504,558
USAA Capital Corp. ,
4.38%, 6/1/2028(a)(d) 2,855,000 2,848,799
75,106,225
Chemicals 1 .1%
Eastman Chemical Co. ,
5.00%, 8/1/2029(d) 960,000 965,501
LYB International Finance III
LLC ,
5.13%, 1/15/2031 591,000 590,064
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a)(d) 1,435,000 1,453,150
Mosaic Co. (The) ,
4.35%, 1/15/2029 699,000 692,673
Nutrien Ltd. ,
4.85%, 5/29/2031 2,158,000 2,155,921
Orbia Advance Corp. SAB de
CV ,
6.80%, 5/13/2030(a)(d) 1,239,000 1,232,748
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Sherwin-Williams Co. (The) ,
4.30%, 8/15/2028(d) 3,985,000 3,963,945
Syensqo Finance America
LLC ,
5.65%, 6/4/2029(a)(d) 2,945,000 3,013,968
14,067,970
Commercial Services & Supplies 0 .6%
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a)(d) 3,045,000 3,065,895
4.80%, 5/29/2029(a) 684,000 682,315
Mobility Global, Inc. ,
5.45%, 6/15/2031(a) 1,270,000 1,283,727
Republic Services, Inc. ,
4.75%, 7/15/2031 1,960,000 1,964,314
6,996,251
Consumer Finance 2 .7%
AerCap Ireland Capital DAC ,
4.88%, 4/1/2028 4,100,000 4,116,683
4.13%, 2/28/2029(d) 875,000 862,313
Ally Financial, Inc. ,
(United States SOFR
Compounded Index
+ 1.96%), 5.74%,
5/15/2029(d)(e) 965,000 978,295
American Express Co. ,
(SOFR + 0.81%), 4.35%,
7/20/2029(e) 1,933,000 1,923,114
(SOFR + 0.81%), 4.44%,
5/3/2030(d)(e) 4,570,000 4,541,835
American Honda Finance
Corp. ,
4.15%, 1/8/2029(d) 3,583,000 3,540,486
Avilease Capital Ltd. ,
5.50%, 6/30/2031(a) 1,960,000 1,973,345
Avolon Holdings Funding Ltd. ,
4.95%, 1/15/2028(a) 1,513,000 1,516,373
4.20%, 4/15/2029(a)(d) 1,897,000 1,863,008
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(e) 780,000 786,184
(SOFR + 1.15%), 4.72%,
1/30/2032(d)(e) 936,000 923,395
Caterpillar Financial Services
Corp. ,
3.95%, 11/14/2028 2,888,000 2,859,753
General Motors Financial Co.,
Inc. ,
5.05%, 4/4/2028(d) 1,135,000 1,141,809
4.75%, 4/6/2029(d) 2,098,000 2,096,878
Macquarie Airfinance Holdings
Ltd. ,
5.20%, 3/27/2028(a) 1,190,000 1,193,499
OneMain Finance Corp. ,
6.63%, 5/15/2029 720,000 734,154
Stellantis Financial Services
US Corp. ,
5.40%, 6/15/2029(a)(d) 1,197,000 1,192,768

64 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Synchrony Financial ,
(SOFR + 1.68%), 5.45%,
3/6/2031(e) 720,000 719,813
(SOFR + 1.53%), 4.95%,
2/25/2032(e) 454,000 442,581
33,406,286
Consumer Staples Distribution & Retail 0 .3%
Albertsons Cos., Inc. ,
5.75%, 3/31/2034(a)(d) 1,872,000 1,782,790
Alimentation Couche-Tard,
Inc. ,
4.15%, 9/29/2028(a) 1,835,000 1,816,553
3,599,343
Containers & Packaging 0 .2%
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 2,630,000 2,638,424
Diversified REITs 0 .0%
†
VICI Properties LP ,
4.75%, 4/1/2028 630,000 629,404
Diversified Telecommunication Services 0 .6%
ELK Grove Village Property
LLC ,
7.50%, 6/15/2031(a) 805,000 810,439
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a) 1,208,000 1,231,024
Space Exploration
Technologies Corp. ,
5.35%, 7/15/2031(a) 4,870,000 4,857,313
6,898,776
Electric Utilities 4 .3%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a) 2,545,000 2,562,146
Baltimore Gas and Electric
Co. ,
5.15%, 6/1/2033 1,053,000 1,061,971
Capital Power US Holdings,
Inc. ,
5.26%, 6/1/2028(a) 550,000 553,365
Duke Energy Corp. ,
4.85%, 1/5/2027(d) 3,020,000 3,028,727
Evergy, Inc. ,
4.25%, 3/15/2029 2,750,000 2,718,174
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 4,310,000 4,270,557
Georgia Power Co. ,
4.00%, 10/1/2028(d) 4,425,000 4,380,841
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 4,180,000 4,190,891
Jersey Central Power & Light
Co. ,
4.15%, 1/15/2029(d) 5,785,000 5,714,043
Liberty Utilities Co. ,
5.10%, 5/15/2031(a) 2,079,000 2,074,005
NextEra Energy Capital
Holdings, Inc. ,
4.69%, 9/1/2027 1,960,000 1,964,485
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc.,
4.85%, 2/4/2028(d) 4,065,000 4,087,433
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028(d) 435,000 437,333
6.10%, 1/15/2029(d) 902,000 928,753
PacifiCorp ,
4.25%, 3/15/2029 2,335,000 2,306,145
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028 3,965,000 3,978,996
4.65%, 6/1/2029(d) 326,000 326,040
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 2,310,000 2,308,709
Southern California Edison
Co. ,
5.15%, 6/1/2029 2,139,000 2,161,562
Vistra Operations Co. LLC ,
5.00%, 4/30/2031(a) 4,309,000 4,276,424
Xcel Energy, Inc. ,
4.75%, 3/21/2028 350,000 350,989
53,681,589
Electrical Equipment 0 .2%
Molex Electronic Technologies
LLC ,
4.75%, 4/30/2028(a)(d) 2,555,000 2,557,493
Electronic Equipment, Instruments & Components 0 .4%
Flex Ltd. ,
6.00%, 1/15/2028(d) 2,845,000 2,892,378
Jabil, Inc. ,
4.20%, 2/1/2029 991,000 976,462
TD SYNNEX Corp. ,
4.30%, 1/17/2029 835,000 824,576
4,693,416
Energy Equipment & Services 0 .3%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(d) 2,990,000 2,987,675
Oceaneering International,
Inc. ,
6.88%, 7/15/2034(a) 1,225,000 1,244,314
4,231,989
Entertainment 0 .1%
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029(d) 760,000 774,778
Financial Services 3 .3%
Atlas Warehouse Lending Co.
LP ,
6.05%, 1/15/2028(a)(d) 2,105,000 2,132,056
4.63%, 11/15/2028(a) 299,000 294,976
Enact Holdings, Inc. ,
6.25%, 5/28/2029 1,751,000 1,802,065
Equitable America Global
Funding ,
4.65%, 6/9/2028(a)(d) 4,000,000 3,991,529
Essent Group Ltd. ,
6.25%, 7/1/2029 1,125,000 1,159,795

NVIT Loomis Short Term Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Experian Finance US, Inc. ,
5.35%, 8/24/2036(a)(d) 1,359,000 1,353,145
Fidelity National Information
Services, Inc. ,
4.55%, 3/10/2029(d) 4,412,000 4,377,782
Global Payments, Inc. ,
4.50%, 11/15/2028 4,416,000 4,363,119
Lseg US Fin Corp. ,
4.25%, 3/23/2029(a)(d) 6,260,000 6,188,641
National Rural Utilities
Cooperative Finance Corp. ,
Series D, 4.05%, 2/9/2029 4,253,000 4,196,987
4.40%, 5/11/2029(d) 988,000 983,725
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(e) 1,645,000 1,654,332
NTT Finance Corp. ,
4.74%, 3/31/2028(a) 1,457,000 1,457,640
PayPal Holdings, Inc. ,
4.95%, 6/1/2031 1,703,000 1,703,021
Rocket Cos., Inc. ,
6.50%, 8/1/2029(a) 261,000 266,401
6.13%, 8/1/2031(a) 2,140,000 2,185,629
Western Union Co. (The) ,
4.75%, 6/15/2029 1,258,000 1,248,541
WS Escrow LLC ,
7.75%, 6/1/2033(a) 1,215,000 1,247,583
40,606,967
Food Products 0 .6%
Campbell's Co. (The) ,
4.55%, 3/21/2031(d) 1,895,000 1,844,232
Conagra Brands, Inc. ,
5.30%, 10/1/2026(d) 4,125,000 4,135,617
McCormick & Co., Inc. ,
4.15%, 2/15/2029 1,800,000 1,780,466
7,760,315
Ground Transportation 0 .6%
Canadian Pacific Railway Co. ,
4.00%, 3/15/2029 1,388,000 1,367,472
Fedex Freight Holding Co.,
Inc. ,
4.30%, 3/15/2029(a)(d) 6,360,000 6,274,008
7,641,480
Health Care Equipment & Supplies 0 .5%
Baxter International, Inc. ,
4.90%, 12/15/2030(d) 1,825,000 1,811,512
GE HealthCare Technologies,
Inc. ,
4.15%, 12/15/2028(d) 460,000 455,903
Smith & Nephew plc ,
5.15%, 3/20/2027 3,040,000 3,050,579
Solventum Corp. ,
5.45%, 2/25/2027 1,208,000 1,215,731
6,533,725
Health Care Providers & Services 0 .8%
Elevance Health, Inc. ,
4.00%, 9/15/2028(d) 2,570,000 2,539,974
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc. ,
4.40%, 6/15/2028(d) 5,765,000 5,761,903
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 1,310,000 1,293,077
9,594,954
Health Care Technology 0 .1%
IQVIA, Inc. ,
6.25%, 2/1/2029(d) 1,295,000 1,337,883
Hotel & Resort REITs 0 .1%
Host Hotels & Resorts LP ,
4.25%, 12/15/2028 945,000 934,920
Hotels, Restaurants & Leisure 1 .4%
Carnival Corp. Ltd. ,
5.75%, 3/15/2030(a) 3,021,000 3,058,273
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 2,985,000 2,975,429
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 1,840,000 1,850,321
5.25%, 6/30/2029(d) 1,000,000 1,015,096
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 2,125,000 2,150,355
5.30%, 5/15/2031 240,000 239,082
Marriott International, Inc. ,
4.20%, 7/15/2027(d) 5,790,000 5,781,424
17,069,980
Insurance 6 .0%
American National Global
Funding ,
4.63%, 12/15/2028(a) 135,000 133,553
5.25%, 6/3/2030(a)(d) 2,885,000 2,887,735
Athene Global Funding ,
4.83%, 5/9/2028(a) 2,913,000 2,906,140
5.13%, 6/1/2029(a)(d) 1,102,000 1,104,096
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a)(d) 3,055,000 3,073,502
Brown & Brown, Inc. ,
4.70%, 6/23/2028 1,940,000 1,939,073
CNO Global Funding ,
5.88%, 6/4/2027(a)(d) 1,020,000 1,031,448
4.38%, 9/8/2028(a) 1,815,000 1,794,406
5.20%, 6/11/2031(a) 2,446,000 2,447,150
Corebridge Global Funding ,
4.25%, 8/21/2028(a)(d) 5,790,000 5,732,576
F&G Global Funding ,
4.65%, 9/8/2028(a)(d) 262,000 258,923
4.50%, 1/9/2029(a) 2,795,000 2,748,669
Fortitude Global Funding ,
4.63%, 10/6/2028(a) 1,190,000 1,177,126
GA Global Funding Trust ,
4.40%, 9/23/2027(a) 2,845,000 2,832,800
Jackson National Life Global
Funding ,
5.25%, 4/12/2028(a)(d) 1,495,000 1,502,132
4.70%, 6/5/2028(a)(d) 1,335,000 1,330,467
Lincoln Financial Global
Funding ,
4.63%, 5/28/2028(a)(d) 2,388,000 2,386,359

66 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Lincoln Financial Global
Funding,
4.20%, 1/12/2029(a)(d) 740,000 729,676
MassMutual Global Funding II ,
4.00%, 1/22/2029(a) 3,562,000 3,509,663
Mercury General Corp. ,
6.25%, 6/15/2036 747,000 760,086
Met Tower Global Funding ,
4.00%, 1/14/2029(a)(d) 4,208,000 4,149,234
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a)(d) 4,850,000 4,888,689
New York Life Global Funding ,
4.15%, 7/25/2028(a)(d) 2,880,000 2,860,212
Northwestern Mutual Global
Funding ,
4.13%, 8/25/2028(a) 5,790,000 5,744,971
Principal Life Global Funding
II ,
4.80%, 1/9/2028(a)(d) 4,145,000 4,159,349
Sammons Financial Group
Global Funding ,
5.05%, 1/10/2028(a) 2,000,000 2,004,369
5.10%, 6/22/2031(a) 2,277,000 2,267,523
SBL Holdings, Inc. ,
5.90%, 9/26/2028(a)(d) 1,935,000 1,885,624
SiriusPoint Ltd. ,
7.00%, 4/5/2029 1,296,000 1,353,710
Sompo Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.41%, 4/22/2037(a)(e) 1,369,000 1,344,024
Western-Southern Global
Funding ,
4.50%, 7/16/2028(a) 3,142,000 3,126,127
74,069,412
Interactive Media & Services 0 .3%
Meta Platforms, Inc. ,
4.55%, 5/15/2031(d) 4,332,000 4,308,692
IT Services 0 .7%
CGI, Inc. ,
4.95%, 3/14/2030 2,478,000 2,467,208
Gartner, Inc. ,
4.95%, 3/20/2031(d) 4,419,000 4,296,753
VeriSign, Inc. ,
5.10%, 7/15/2031 1,430,000 1,434,209
8,198,170
Leisure Products 0 .1%
Polaris, Inc. ,
5.60%, 3/1/2031(d) 779,000 779,500
Life Sciences Tools & Services 0 .2%
Illumina, Inc. ,
4.65%, 9/9/2026 2,585,000 2,585,832
Machinery 0 .5%
CNH Industrial Capital LLC ,
4.50%, 10/8/2027(d) 2,920,000 2,917,985
4.75%, 3/21/2028 1,395,000 1,398,055
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Weir Group, Inc. ,
5.35%, 5/6/2030(a)(d) 1,370,000 1,382,085
5,698,125
Media 0 .3%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 1,605,000 1,644,200
Discovery Global Holdings,
Inc. ,
3.76%, 3/15/2027 397,000 393,524
Omnicom Group, Inc. ,
5.00%, 6/2/2033 1,228,000 1,206,353
3,244,077
Metals & Mining 0 .2%
ArcelorMittal SA ,
5.38%, 5/19/2036 1,809,000 1,793,289
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 1,013,000 1,045,875
2,839,164
Mortgage Real Estate Investment Trusts (REITs) 0 .2%
Starwood Property Trust, Inc. ,
5.88%, 8/15/2029(a) 2,109,000 2,115,304
Multi-Utilities 1 .5%
Ameren Corp. ,
5.70%, 12/1/2026 4,175,000 4,194,223
Dominion Energy, Inc. ,
4.60%, 5/15/2028(d) 3,390,000 3,390,804
DTE Energy Co. ,
4.95%, 7/1/2027 2,505,000 2,517,380
Sempra ,
5.40%, 8/1/2026 2,260,000 2,260,656
WEC Energy Group, Inc. ,
5.60%, 9/12/2026(d) 1,439,000 1,441,065
4.75%, 1/15/2028 4,249,000 4,259,505
18,063,633
Office REITs 0 .1%
Cousins Properties LP ,
4.88%, 3/1/2033 1,095,000 1,066,090
Oil, Gas & Consumable Fuels 1 .7%
Australian Metcoal Financing
Pty. Ltd. ,
6.25%, 10/22/2031(a) 455,000 463,100
California Resources Corp. ,
7.25%, 1/15/2035(a)(d) 1,330,000 1,319,338
Columbia Pipelines Operating
Co. LLC ,
5.51%, 5/15/2036(a) 988,000 991,972
Crescent Energy Finance
LLC ,
7.63%, 4/1/2032(a)(d) 855,000 861,894
8.38%, 1/15/2034(a)(d) 835,000 860,050
Enbridge, Inc. ,
4.60%, 6/20/2028 2,817,000 2,815,405
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 3,540,000 3,565,010

NVIT Loomis Short Term Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinetik Holdings LP ,
6.63%, 12/15/2028(a) 3,215,000 3,268,137
PBF Holding Co. LLC ,
7.25%, 6/1/2034(a)(d) 1,270,000 1,257,312
SM Energy Co. ,
6.63%, 4/15/2034(a) 1,775,000 1,747,174
Targa Resources Corp. ,
4.35%, 1/15/2029(d) 1,144,000 1,135,314
Venture Global LNG, Inc. ,
6.63%, 6/15/2036(a)(d) 1,620,000 1,596,798
Western Midstream Operating
LP ,
5.70%, 7/1/2036(d) 1,020,000 1,021,835
20,903,339
Other Specialized Funds 0 .2%
Prologis Targeted US Logistics
Fund LP ,
4.63%, 3/15/2033(a) 2,704,000 2,632,807
Paper & Forest Products 0 .4%
Georgia-Pacific LLC ,
4.40%, 6/30/2028(a)(d) 2,765,000 2,754,986
4.60%, 5/15/2031(a) 2,840,000 2,816,216
5,571,202
Passenger Airlines 0 .3%
Air Canada ,
3.88%, 8/15/2026(a) 595,000 594,252
Southwest Airlines Co. ,
4.38%, 11/15/2028(d) 640,000 635,007
United Airlines Holdings, Inc. ,
4.88%, 3/1/2029 2,930,000 2,895,678
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 251,465
4,376,402
Pharmaceuticals 0 .6%
EMD Finance LLC ,
4.13%, 8/15/2028(a)(d) 4,055,000 4,013,786
Sanofi SA ,
3.80%, 11/3/2028(d) 4,055,000 4,003,433
8,017,219
Semiconductors & Semiconductor Equipment 0 .9%
Microchip Technology, Inc. ,
4.90%, 3/15/2028(d) 4,140,000 4,160,658
NVIDIA Corp. ,
4.50%, 6/15/2031 6,185,000 6,163,102
NXP BV ,
4.30%, 8/19/2028 1,210,000 1,201,052
11,524,812
Software 1 .0%
Intuit, Inc. ,
4.95%, 6/15/2031(d) 2,873,000 2,872,934
Oracle Corp. ,
4.45%, 9/26/2030(d) 1,728,000 1,668,152
4.95%, 2/4/2031(d) 4,631,000 4,533,896
Roper Technologies, Inc. ,
4.25%, 9/15/2028(d) 895,000 888,095
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Salesforce, Inc. ,
4.90%, 9/15/2031(d) 2,186,000 2,181,126
12,144,203
Specialized REITs 0 .8%
Extra Space Storage LP ,
5.70%, 4/1/2028(d) 1,010,000 1,027,575
Iron Mountain, Inc. ,
6.25%, 1/15/2035(a) 2,430,000 2,439,472
Public Storage Operating Co. ,
(United States SOFR
Compounded Index
+ 0.70%), 4.35%,
4/16/2027(d)(e) 6,145,000 6,158,359
9,625,406
Specialty Retail 0 .3%
Academy Ltd. ,
5.88%, 5/15/2031(a)(d) 1,952,000 1,952,031
AutoNation, Inc. ,
4.45%, 1/15/2029 1,248,000 1,236,124
3,188,155
Technology Hardware, Storage & Peripherals 0 .6%
Dell International LLC ,
4.75%, 4/1/2028(d) 4,035,000 4,046,394
Hewlett Packard Enterprise
Co. ,
4.15%, 9/15/2028(d) 484,000 478,987
4.55%, 10/15/2029(d) 2,930,000 2,912,725
7,438,106
Textiles, Apparel & Luxury Goods 0 .1%
PVH Corp. ,
5.50%, 6/13/2030(d) 1,664,000 1,676,069
Tobacco 0 .1%
Imperial Brands Finance plc ,
4.50%, 6/30/2028(a) 1,460,000 1,456,286
Trading Companies & Distributors 1 .0%
Aircastle Ltd. ,
6.50%, 7/18/2028(a)(d) 1,010,000 1,039,662
Aviation Capital Group LLC ,
4.25%, 4/30/2029(a)(d) 747,000 734,631
GATX Corp. ,
5.40%, 3/15/2027 1,490,000 1,498,395
QXO Building Products, Inc. ,
6.50%, 7/15/2031(a) 1,595,000 1,625,578
Sumisho Air Lease Corp. ,
4.50%, 3/24/2029(a)(d) 3,719,000 3,687,447
TTX Co. ,
5.50%, 9/25/2026(a) 3,965,000 3,972,461
12,558,174
Water Utilities 0 .4%
American Water Capital Corp. ,
4.63%, 6/1/2029 2,013,000 2,014,084
Essential Utilities, Inc. ,
4.80%, 8/15/2027(d) 2,445,000 2,452,477
4,466,561

68 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0 .4%
Vmed O2 UK Financing I plc ,
6.75%, 1/15/2033(a) 3,960,000 3,352,797
Vodafone Group plc ,
4.80%, 6/18/2031 2,184,000 2,168,510
5,521,307
Total Corporate Bonds
(cost $753,524,902)
751,928,866
Mortgage-Backed Securities 0 .8%
FHLMC Non Gold Pool
Pool# 1Q0648
6.09%, 6/1/2037(b) 50,322 51,776
Pool# 1B3601
6.82%, 10/1/2037(b) 74,554 76,556
FNMA Pool
Pool# 747271
6.54%, 7/1/2034(b) 109,540 112,193
Pool# 886345
6.31%, 8/1/2036(b) 23,248 23,800
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 1,956,049 1,782,267
Pool# BN0906
4.00%, 11/1/2048 2,177,289 2,065,364
Pool# MA4700
4.00%, 8/1/2052 3,065,538 2,875,986
Pool# MA4803
3.50%, 11/1/2052 2,883,478 2,617,861
Total Mortgage-Backed Securities
(cost $9,652,112)
9,605,803
U.S. Treasury Obligations 12 .5%
U.S. Treasury Notes
3.38%, 2/29/2028 (d)(f) 86,779,000 85,697,652
3.75%, 4/30/2028 (d) 61,860,000 61,412,965
4.13%, 6/30/2031 7,302,000 7,276,329
Total U.S. Treasury Obligations
(cost $154,878,023)
154,386,946
Short-Term Investments 0 .2%
Shares
Money Market Funds 0 .2%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(g)(h) 800,000 800,000
Invesco Government
& Agency Portfolio,
Institutional Shares,
3.57%(g)(h) 800,000 800,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(g)(h) 800,000 800,000
Short-Term Investments
Shares Value ($)
Money Market Funds
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(g)(h) 400,000 400,000
Total Short-Term Investments
(cost $2,800,000)
2,800,000
Repurchase Agreements 1 .8%
Principal
Amount ($)
Bank of America NA
3.65%, dated 6/30/2026,
due 7/1/2026, repurchase
price $2,000,203,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
6/1/2043 - 2/1/2047; total
market value $2,040,000.
(h)(i) 2,000,000 2,000,000
BNP Paribas Securities
Corp.
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $7,000,706,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
10/31/2030 - 5/15/2056;
total market value
$7,140,000. (h)(i) 7,000,000 7,000,000
Cantor Fitzgerald & Co.
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $5,000,504,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25%
- 8.50%, maturing
2/20/2027 - 5/20/2076;
total market value
$5,100,000. (h)(i) 5,000,000 5,000,000
CF Secured, LLC
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $3,156,966,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$3,220,105. (h)(i) 3,156,648 3,156,648

NVIT Loomis Short Term Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 69
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $5,000,504,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 7/1/2026
- 5/20/2076; total market
value $5,100,012. (h)(i) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $22,156,648)
22,156,648
Total Investments
(cost $1,248,649,913) — 100.9%
1,246,840,085
Liabilities in excess of other
assets — (0.9)% (11,204,488)
NET ASSETS — 100.0%
$ 1,235,635,597
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$486,691,415 which represents 39.39% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of June 30, 2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2026.
(d) The security or a portion of this security is on loan as of June
30, 2026. The total value of securities on loan as of June
30, 2026 was $219,392,223, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $2,800,000 and $22,156,648,
respectively, and by $205,086,477 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.63%, and maturity dates ranging from
7/7/2026 - 5/15/2056, a total value of $230,043,125.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2026.
(f) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g) Represents 7-day effective yield as of June 30, 2026.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $24,956,648.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities

70 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Short Term Bond Fund
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 98 9/2026 USD 20,201,016 (4,008)
Total long contracts (4,008)
Short Contracts
U.S. Treasury 10 Year Note (328) 9/2026 USD (36,044,125) (254,106)
Total short contracts (254,106)
Net contracts (258,114)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Loomis Short Term High Yield Fund - June 30, 2026 (Unaudited) - Statement of Investments - 71
Asset-Backed Securities 12 .6%
Principal
Amount ($) Value ($)
Airlines 0 .3%
Labrador Aviation Finance
Ltd., Series 2016-1A, Class
B1, 5.68%, 1/15/2042(a) 70,364 76,091
WAVE LLC, Series 2019-
1, Class A, 3.60%,
9/15/2044(a) 186,327 183,065
259,156
Automobiles 3 .5%
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-2A, Class D,
7.26%, 10/20/2027(a) 333,333 334,261
Series 2023-1A, Class C,
6.23%, 4/20/2029(a) 300,000 304,133
Series 2023-4A, Class D,
7.31%, 6/20/2029(a) 220,000 222,512
Carmax Select Receivables
Trust, Series 2025-B, Class
E, 6.89%, 9/15/2032(a) 145,000 144,750
Carvana Auto Receivables
Trust
Series 2024-N1, Class D,
6.30%, 5/10/2030(a) 500,000 508,012
Series 2025-P2, Class D,
5.99%, 6/10/2033 475,000 478,487
Hertz Vehicle Financing III
LLC, Series 2025-3A, Class
C, 6.13%, 12/26/2029(a) 115,000 115,033
Huntington Bank Auto Credit-
Linked Notes
Series 2024-1, Class C,
6.76%, 5/20/2032(a)(b) 159,768 161,046
Series 2025-2, Class C,
5.96%, 9/20/2033(a)(b) 179,722 180,003
Lendbuzz Securitization Trust,
Series 2026-1A, Class D,
6.86%, 2/15/2033(a) 63,658 63,825
PenFed Auto Receivables
Owner Trust, Series
2025-A, Class D, 5.07%,
10/17/2033(a) 500,000 492,450
3,004,512
Equipment Loans & Leases 1 .0%
MetroNet Infrastructure Issuer
LLC, Series 2025-4A, Class
C, 7.11%, 12/20/2055(a) 350,000 352,138
OWN Equipment Fund III LLC,
Series 2025-2M, Class C,
8.77%, 3/27/2034(a) 465,169 476,263
828,401
Other 7 .8%
Anchorage Capital CLO
15 Ltd., Series 2020-
15A, Class DR2, 7.10%,
7/20/2038(a)(b) 250,000 250,252
BHG Securitization Trust,
Series 2025-2CON, Class
E, 7.76%, 9/17/2036(a) 400,000 396,894
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
ByzFunder Asset
Securitization I LLC, Series
2026-1, Class B, 7.73%,
6/15/2032(a) 480,000 478,685
DataBank Issuer II LLC,
Series 2025-1A, Class B,
5.67%, 9/27/2055(a) 350,000 336,730
EDI ABS Issuer LLC, Series
2025-1A, Class B, 4.55%,
7/25/2055(a) 300,000 276,700
FF Asset Securitization LLC,
Series 2025-1A, Class B,
7.22%, 12/17/2031(a) 100,000 98,987
Foundation Finance Trust,
Series 2025-2A, Class E,
8.35%, 4/15/2052(a) 312,646 313,608
Global SC Finance X Ltd.,
Series 2025-1H, Class A,
6.17%, 9/20/2045(a) 230,402 229,213
Jack in the Box Funding LLC,
Series 2026-1A, Class A2,
7.62%, 5/25/2056(a) 300,000 300,760
Kapitus Asset Securitization
V LLC
Series 2025-1A, Class B,
5.95%, 4/10/2032(a) 500,000 500,887
Series 2025-1A, Class C,
7.40%, 4/10/2032(a) 350,000 352,695
Kapitus Asset Securitization VI
LLC, Series 2026-1A, Class
C, 6.58%, 5/10/2033(a) 165,000 164,198
OHA Credit Funding 21 Ltd.,
Series 2025-21A, Class D2,
7.43%, 10/20/2038(a)(b) 310,000 303,826
OnDeck Asset Securitization
Trust IV LLC, Series
2023-1A, Class B, 8.25%,
8/19/2030(a) 350,000 351,201
Planet Fitness Master Issuer
LLC, Series 2022-1A, Class
A2II, 4.01%, 12/5/2051(a) 95,750 89,429
QTS Issuer ABS II LLC, Series
2025-1A, Class B, 5.78%,
10/5/2055(a) 160,000 153,177
RCO VIII Mortgage LLC,
Series 2025-3, Class A2,
8.84%, 5/25/2030(a)(c) 395,000 395,454
RCO X Mortgage LLC, Series
2026-1, Class A1, 5.54%,
3/25/2031(a)(c) 141,050 140,797
SEB Funding LLC, Series
2024-1A, Class A2, 7.39%,
4/30/2054(a) 349,125 353,703
Silver Point CLO 12 Ltd.,
Series 2025-12A, Class D1,
6.32%, 10/15/2038(a)(b) 250,000 242,169
Sunrun Vulcan Issuer LLC,
Series 2021-1A, Class A,
2.46%, 1/30/2052(a) 415,398 381,517

72 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Short Term High Yield Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Symetra CLO Ltd., Series
2025-1A, Class E, 9.43%,
4/20/2038(a)(b) 300,000 302,032
TMCL VII Holdings Ltd.,
Series 2025-1H, Class A,
6.43%, 7/23/2050(a) 307,544 305,494
6,718,408
Total Asset-Backed Securities
(cost $10,856,562)
10,810,477
Collateralized Mortgage Obligations 1 .1%
Arixa Mortgage Trust, Series
2026-RTL1, Class A2,
7.56%, 5/25/2031(a)(c) 210,000 210,570
CAFL Issuer LLC, Series
2026-R1, Class A2, 10.05%,
3/25/2036(a)(c) 500,000 497,325
NYMT Loan Trust, Series
2024-BPL3, Class M1,
6.90%, 9/25/2039(a)(b) 230,000 230,285
Total Collateralized Mortgage Obligations
(cost $940,448)
938,180
Commercial Mortgage-Backed Securities 1 .5%
BPR Trust
Series 2021-NRD, Class C,
6.05%, 12/15/2038(a)(b) 35,000 34,906
Series 2021-NRD, Class D,
7.35%, 12/15/2038(a)(b) 20,000 20,019
BX Trust, Series 2025-
DELC, Class D, 6.23%,
12/15/2042(a)(b) 100,000 100,312
CSMC OA LLC, Series 2014-
USA, Class E, 4.37%,
9/15/2037(a) 350,000 283,918
Extended Stay America Trust,
Series 2026-ESH2, Class E,
6.53%, 2/15/2043(a)(b) 402,876 406,959
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.67%, 3/5/2033(a)
(b) 400,000 333,500
GS Mortgage Securities Trust,
Series 2011-GC5, Class C,
5.39%, 8/10/2044(a)(b) 15,006 14,588
WFRBS Commercial
Mortgage Trust, Series
2013-C15, Class B, 4.29%,
8/15/2046(b) 82,697 80,836
Total Commercial Mortgage-Backed
Securities
(cost $1,215,793) 1,275,038
Common Stock 0 .0%
†
Shares Value ($)
Media 0 .0%
†
Audacy, Inc. *^∞ 936 0
Total Common Stock
(cost $634,091)
0
Corporate Bonds 71 .4%
Principal
Amount ($)
Aerospace & Defense 1 .2%
TransDigm, Inc. ,
6.75%, 8/15/2028(a) 983,000 992,790
Automobile Components 2 .7%
Allison Transmission, Inc. ,
4.75%, 10/1/2027(a) 640,000 638,405
American Axle &
Manufacturing, Inc. ,
5.00%, 10/1/2029 443,000 429,778
Icahn Enterprises LP ,
5.25%, 5/15/2027 432,000 426,968
ZF North America Capital,
Inc. ,
6.88%, 4/14/2028(a) 837,000 856,068
2,351,219
Automobiles 2 .3%
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a) 1,966,000 1,958,541
Broadline Retail 0 .9%
Rakuten Group, Inc. ,
9.75%, 4/15/2029(a) 740,000 804,238
Capital Markets 0 .5%
FS KKR Capital Corp. ,
3.25%, 7/15/2027 455,000 443,162
Chemicals 2 .2%
Chemours Co. (The) ,
5.75%, 11/15/2028(a) 698,000 697,436
Huntsman International LLC ,
4.50%, 5/1/2029 311,000 303,730
SK Invictus Intermediate II
Sarl ,
5.00%, 10/30/2029(a) 908,000 890,310
1,891,476
Commercial Services & Supplies 2 .0%
GFL Environmental, Inc. ,
4.00%, 8/1/2028(a) 1,744,000 1,702,768
Construction & Engineering 0 .9%
Arcosa, Inc. ,
4.38%, 4/15/2029(a) 801,000 787,855
Consumer Staples Distribution & Retail 0 .5%
Albertsons Cos., Inc. ,
3.50%, 3/15/2029(a) 454,000 431,295
Diversified Telecommunication Services 2 .0%
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 666,000 664,647
5.00%, 2/1/2028(a) 472,000 466,087

NVIT Loomis Short Term High Yield Fund - June 30, 2026 (Unaudited) - Statement of Investments - 73
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Flash Compute LLC ,
7.25%, 12/31/2030(a) 128,000 131,613
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 450,000 427,119
1,689,466
Electric Utilities 0 .6%
NRG Energy, Inc. ,
5.25%, 6/15/2029(a) 550,000 548,575
Electrical Equipment 0 .2%
Sensata Technologies BV ,
4.00%, 4/15/2029(a) 213,000 206,892
Energy Equipment & Services 1 .4%
Oceaneering International,
Inc. ,
6.00%, 2/1/2028 547,000 554,830
WBI Operating LLC ,
6.25%, 10/15/2030(a) 622,000 625,459
1,180,289
Financial Services 2 .1%
Burford Capital Global
Finance LLC ,
6.25%, 4/15/2028(a) 412,000 407,041
Freedom Mortgage Corp. ,
6.63%, 1/15/2027(a) 867,000 867,000
Midcap Financial Issuer Trust ,
6.50%, 5/1/2028(a) 315,000 314,505
WS Escrow LLC ,
7.75%, 6/1/2033(a) 173,000 177,639
1,766,185
Food Products 1 .2%
Lamb Weston Holdings, Inc. ,
4.88%, 5/15/2028(a) 1,005,000 998,362
Health Care 1 .4%
Centene Corp. ,
3.38%, 2/15/2030 1,312,000 1,222,763
Health Care Equipment & Supplies 1 .2%
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 1,080,000 1,068,663
Health Care Providers & Services 0 .6%
Centene Corp. ,
4.63%, 12/15/2029 86,000 83,424
Molina Healthcare, Inc. ,
4.38%, 6/15/2028(a) 432,000 424,457
507,881
Hotels, Restaurants & Leisure 6 .3%
1011778 BC ULC ,
3.88%, 1/15/2028(a) 1,306,000 1,281,453
4.38%, 1/15/2028(a) 871,000 861,108
Genting New York LLC ,
7.25%, 10/1/2029(a) 420,000 432,035
Hilton Domestic Operating
Co., Inc. ,
3.75%, 5/1/2029(a) 176,000 169,737
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Hilton Worldwide Finance
LLC ,
4.88%, 4/1/2027 1,316,000 1,315,648
Marriott Ownership Resorts,
Inc. ,
4.75%, 1/15/2028 645,000 637,792
Resorts World Las Vegas
LLC ,
4.63%, 4/16/2029(a) 300,000 271,064
Six Flags Entertainment Corp. ,
6.50%, 10/1/2028 421,000 421,695
5,390,532
Household Durables 1 .6%
LGI Homes, Inc. ,
4.00%, 7/15/2029(a) 455,000 423,973
Taylor Morrison Communities,
Inc. ,
5.75%, 1/15/2028(a) 344,000 347,762
Whirlpool Corp. ,
4.75%, 2/26/2029 682,000 636,437
1,408,172
Insurance 5 .4%
Acrisure LLC ,
4.25%, 2/15/2029(a) 686,000 625,985
Alliant Holdings Intermediate
LLC ,
4.25%, 10/15/2027(a) 1,485,000 1,467,105
AmWINS Group, Inc. ,
6.38%, 2/15/2029(a) 620,000 623,033
APH Somerset Investor 2
LLC ,
7.88%, 11/1/2029(a) 641,000 649,077
Baldwin Insurance Group
Holdings LLC ,
7.13%, 5/15/2031(a) 394,000 395,707
Howden UK Refinance plc ,
8.13%, 2/15/2032(a) 255,000 228,576
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.13%, 12/15/2051(a)(d) 625,000 620,568
4,610,051
IT Services 0 .7%
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 620,000 619,358
Media 9 .0%
DirecTV Financing LLC ,
5.88%, 8/15/2027(a) 839,000 837,779
Discovery Global Holdings,
Inc. ,
4.05%, 3/15/2029 892,000 883,142
DISH Network Corp. ,
11.75%, 11/15/2027(a) 1,427,000 1,466,317
EchoStar Corp. ,
10.75%, 11/30/2029 1,150,000 1,242,712
Neptune Bidco US, Inc. ,
9.29%, 4/15/2029(a) 1,045,000 1,065,715

74 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Short Term High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Paramount Global ,
4.20%, 6/1/2029 475,000 455,698
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.00%),
6.38%, 3/30/2062(d) 420,000 358,879
Sirius XM Radio LLC ,
5.00%, 8/1/2027(a) 984,000 982,685
4.00%, 7/15/2028(a) 435,000 423,596
7,716,523
Metals & Mining 2 .2%
Commercial Metals Co. ,
4.13%, 1/15/2030 820,000 794,665
Fortescue Treasury Pty. Ltd. ,
4.50%, 9/15/2027(a) 1,117,000 1,108,428
1,903,093
Mortgage Real Estate Investment Trusts (REITs) 0 .2%
Starwood Property Trust, Inc. ,
5.88%, 8/15/2029(a) 212,000 212,634
Office REITs 0 .5%
Brandywine Operating
Partnership LP ,
8.30%, 3/15/2028(c) 425,000 442,561
Oil, Gas & Consumable Fuels 6 .0%
Chord Energy Corp. ,
6.00%, 10/1/2030(a) 426,000 427,799
Crescent Energy Finance
LLC ,
7.75%, 7/31/2029(a) 612,000 613,524
CVR Energy, Inc. ,
5.75%, 2/15/2028(a) 425,000 424,031
Expand Energy Corp. ,
7.00%, 10/1/2024∞(e) 200,000 20
Hess Midstream Operations
LP ,
5.88%, 3/1/2028(a) 905,000 911,394
Venture Global LNG, Inc. ,
9.50%, 2/1/2029(a) 1,538,000 1,655,428
Venture Global Plaquemines
LNG LLC ,
6.13%, 12/15/2030(a) 1,120,000 1,145,937
5,178,133
Passenger Airlines 0 .8%
United Airlines Holdings, Inc. ,
4.88%, 3/1/2029 678,000 670,058
Pharmaceuticals 1 .8%
Teva Pharmaceutical Finance
Netherlands III BV ,
4.75%, 5/9/2027 1,571,000 1,569,706
Professional Services 1 .6%
TriNet Group, Inc. ,
3.50%, 3/1/2029(a) 1,472,000 1,385,909
Semiconductors & Semiconductor Equipment 1 .8%
Entegris, Inc. ,
4.38%, 4/15/2028(a) 1,147,000 1,130,859
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 410,000 398,932
1,529,791
Software 4 .4%
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 1,455,000 1,423,344
GoTo Group, Inc. ,
5.50%, 5/1/2028(a) 245,000 188,197
Open Text Corp. ,
3.88%, 2/15/2028(a) 906,000 882,890
3.88%, 12/1/2029(a) 469,000 431,220
PTC, Inc. ,
4.00%, 2/15/2028(a) 855,000 837,139
3,762,790
Specialized REITs 1 .0%
Iron Mountain, Inc. ,
4.88%, 9/15/2027(a) 850,000 848,480
Specialty Retail 1 .5%
Global Auto Holdings Ltd. ,
8.38%, 1/15/2029(a) 846,000 833,310
Michaels Cos., Inc. (The) ,
8.50%, 3/15/2033(a) 30,000 29,715
PetSmart LLC ,
7.50%, 9/15/2032(a) 410,000 410,089
1,273,114
Textiles, Apparel & Luxury Goods 1 .0%
Crocs, Inc. ,
4.25%, 3/15/2029(a) 886,000 859,643
Trading Companies & Distributors 1 .7%
United Rentals North America,
Inc. ,
4.88%, 1/15/2028 1,445,000 1,440,252
Total Corporate Bonds
(cost $61,077,777)
61,373,220
Loan Participations 10 .4%
Broadline Retail 0 .7%
Evergreen Acqco 1 LP, First
Lien Term Loan, (CME Term
SOFR 3 Month + 2.50%),
6.17%, 9/17/2032 (d) 247,943 247,819
StubHub Holdco Sub LLC,
First Lien Term Loan B,
(CME Term SOFR 1 Month
+ 4.75%), 8.39%, 3/15/2030
(d) 314,989 316,662
564,481
0
Building Products 2 .4%
Quikrete Holdings, Inc., First
Lien Term Loan B3, (CME
Term SOFR 1 Month +
2.25%), 5.89%, 2/10/2032
(d) 1,370,793 1,369,079

NVIT Loomis Short Term High Yield Fund - June 30, 2026 (Unaudited) - Statement of Investments - 75
Loan Participations
Principal
Amount ($) Value ($)
Building Products
TAMKO Building Products
LLC, First Lien Term Loan,
(CME Term SOFR 12 Month
+ 3.25%), 7.09%, 9/20/2030
(d) 707,000 706,116
2,075,195
0
Capital Markets 0 .5%
Jane Street Group LLC, First
Lien Term Loan, (CME Term
SOFR 3 Month + 2.00%),
5.67%, 12/15/2031 (d) 431,858 427,573
0
Chemicals 0 .9%
Mativ Holdings, Inc., First Lien
Term Loan B, (CME Term
SOFR 1 Month + 4.50%),
8.14%, 4/4/2033 (d) 570,000 570,000
SCIL USA Holdings LLC, First
Lien Term Loan B2, (CME
Term SOFR 3 Month +
4.00%), 7.65%, 11/8/2032
(d) 177,050 176,386
746,386
0
Consumer Staples Distribution & Retail 0 .3%
Northeast Grocery, Inc., First
Lien Term Loan, (CME Term
SOFR 3 Month + 7.50%),
11.14%, 12/5/2028 (d) 268,479 269,709
0
Financial Services 1 .1%
Azorra SOAR Finance Ltd.,
First Lien Term Loan, (CME
Term SOFR 3 Month +
2.50%), 6.16%, 10/18/2029
(d) 771,238 771,878
Citadel Securities LP, First
Lien Term Loan, (CME Term
SOFR 12 Month + 2.00%),
5.84%, 6/10/2033 (d) 180,000 179,563
951,441
0
Health Care Providers & Services 0 .8%
US Fertility Enterprises LLC,
First Lien Term Loan, (CME
Term SOFR 1 Month +
3.25%), 6.87%, 12/10/2032 705,261 706,291
0
Hotels, Restaurants & Leisure 1 .2%
Entain Holdings Gibraltar
Ltd., First Lien Term Loan
B, (CME Term SOFR 3
Month + 2.25%), 5.98%,
10/31/2029 (d) 427,837 427,007
Flutter Financing BV, First Lien
Term Loan B, (CME Term
SOFR 3 Month + 1.75%),
5.48%, 12/2/2030 (d) 648,338 641,692
1,068,699
0
Loan Participations
Principal
Amount ($) Value ($)
Insurance 1 .0%
Ardonagh Group Finco Pty.
Ltd., First Lien Term Loan B,
(CME Term SOFR 6 Month
+ 0.00%), 6.37%, 2/18/2031
(d) 910,499 879,205
0
Media 1 .0%
Discovery Global Holdings,
Inc., First Lien Term Loan,
(CME Term SOFR 12 Month
+ 2.50%), 6.24%, 6/3/2033
(d) 869,000 868,922
0
Software 0 .3%
CoreWeave Financing DDTL
V LLC, Delayed Draw First
Lien Term Loan, (SOFR
Daily + 4.50%), 8.10%,
11/17/2031 (d) 149,168 152,120
Darktrace Finco US LLC, First
Lien Term Loan, (CME Term
SOFR 3 Month + 3.25%),
6.93%, 10/9/2031 (d) 73,462 66,814
218,934
0
Specialty Retail 0 .2%
Tory Burch LLC, First Lien
Term Loan B, (CME Term
SOFR 1 Month + 4.00%),
7.64%, 4/30/2031 (d) 215,000 213,970
0
Total Loan Participations
(cost $9,002,866) 8,990,806
Warrants 0 .0%
†
Number of
Warrants
Media 0.0%
†
Audacy, Inc., expiring
9/30/2028 *^∞ 189 0
Audacy, Inc., expiring
12/31/2049 *^∞ 1,135 0
Total Warrants
(cost $0)
0

76 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Loomis Short Term High Yield Fund
Short-Term Investments 0 .5%
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 0 .5%
U.S. Treasury Bills
3.64%, 7/2/2026 140,000 139,986
3.69%, 10/1/2026 250,000 247,614
Total Short-Term Investments
(cost $387,650)
387,600
Total Investments
(cost $84,115,187) — 97.5%
83,775,321
Other assets in excess of
liabilities — 2.5% 2,185,018
NET ASSETS — 100.0%
$ 85,960,339
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$59,503,672 which represents 69.22% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of June 30, 2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2026.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2026.
(e) Security in default.
CLO Collateralized Loan Obligations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

NVIT Loomis Short Term High Yield Fund - June 30, 2026 (Unaudited) - Statement of Investments - 77
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 49 9/2026 USD 10,100,508 (2,777)
Total long contracts (2,777)
Short Contracts
U.S. Treasury 5 Year Note (57) 9/2026 USD (6,101,672) (22,621)
U.S. Treasury 10 Year Ultra Note (2) 9/2026 USD (224,938) (3,112)
Total short contracts (25,733)
Net contracts (28,510)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

78 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT DoubleLine
Total Return
Tactical Fund
Assets:
Investment securities, at value
*
$ 109,874,851
Repurchase agreements, at value —
Cash 3,483,904
Cash pledged for swap contracts —
Deposits with broker for futures contracts 755,754
Foreign currencies, at value 67
Interest and dividends receivable 673,061
Security lending income receivable —
Receivable for investments sold 15,094
Receivable for capital shares issued 302,131
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) 17,087
Prepaid expenses 351
Total Assets 115,122,300
Liabilities:
Payable for investments purchased 55,001
Payable for capital shares redeemed 190,692
Payable for variation margin on futures contracts 111,071
Payable for variation margin on centrally cleared swap contracts —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 54,152
Fund administration fees 16,087
Distribution fees 8,466
Administrative servicing fees 13,354
Accounting and transfer agent fees 11,719
Trustee fees 120
Due to broker —
Custodian fees 696
Compliance program costs (Note 3) 114
Professional fees 52,665
Printing fees 14,392
Other 1,236
Total Liabilities 529,765
Commitments and contingencies (Note 3) —
Net Assets $ 114,592,535
* Includes value of securities on loan (Note 2) —
Cost of investment securities 114,159,604
Cost of repurchase agreements —
Cost of foreign currencies 63
Represented by:
Capital $ 140,262,561
Total distributable earnings (loss) (25,670,026)
Net Assets $ 114,592,535

Fixed Income Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 79
NVIT Government
Bond Fund
NVIT Government
Money Market Fund
NVIT J.P. Morgan
Inflation Managed
Fund
NVIT Loomis Core
Bond Fund
NVIT Loomis Short
Term Bond Fund
$ 261,274,254 $ 1,996,002,813 $ 238,331,362 $ 3,418,548,024 $ 1,224,683,437
325,291 1,631,000,000 — 47,895,395 22,156,648
4,160,588 1,016,413 18,664,006 66,307,874 33,313,155
— — 4,869,346 — —
— — — 524,997 —
— — — — —
1,377,673 6,084,134 1,839,304 24,307,421 10,606,984
1,669 — — 45,030 29,169
7,534 — 3,313,370 7,479,052 4,365,918
128,478 18,783,517 18,903 813,452 379,033
— — — — 88,199
8,045 — 30,536 — —
916 15,286 1,231 16,399 4,469
267,284,448 3,652,902,163 267,068,058 3,565,937,644 1,295,627,012
1,018,357 — 21,282,169 57,248,106 33,940,720
145,976 37,236,421 41,273 1,036,067 539,636
— — 128,187 76,313 —
— — 4,745,426 — —
357,166 — — 55,195,395 24,956,648
108,950 744,355 31,847 1,093,868 345,171
20,914 108,936 15,195 109,236 46,456
1,266 41,799 46,943 89,195 30,650
51,840 258,523 115,618 24,831 57,615
2,339 5,464 945 13,968 6,809
411 5,380 168 4,696 1,772
— — 42 — 2,307
2,985 18,560 51 37,365 11,473
288 3,743 163 3,568 1,276
42,818 39,816 57,901 59,183 48,543
32,427 48 35 21,249 2,050
1,377 60 18 39 289
1,787,114 38,463,105 26,465,981 115,013,079 59,991,415
— — — — —
$ 265,497,334 $ 3,614,439,058 $ 240,602,077 $ 3,450,924,565 $ 1,235,635,597
29,000,576 — — 332,151,889 219,392,223
275,426,556 1,996,002,813 241,270,703 3,512,873,291 1,226,493,265
325,291 1,631,000,000 — 47,895,395 22,156,648
— — — — —
$ 314,807,036 $ 3,614,438,066 $ 239,338,978 $ 3,858,286,529 $ 1,315,114,323
(49,309,702) 992 1,263,099 (407,361,964) (79,478,726)
$ 265,497,334 $ 3,614,439,058 $ 240,602,077 $ 3,450,924,565 $ 1,235,635,597

80 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT DoubleLine
Total Return
Tactical Fund
Net Assets:
Class I Shares $ 5,749
Class II Shares 69,106,457
Class IV Shares —
Class P Shares —
Class V Shares —
Class Y Shares 45,480,329
Total $ 114,592,535
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 671
Class II Shares 8,353,727
Class IV Shares —
Class P Shares —
Class V Shares —
Class Y Shares 5,479,030
Total 13,833,428
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8 .57
Class II Shares $ 8 .27
Class IV Shares $ —
Class P Shares $ —
Class V Shares $ —
Class Y Shares $ 8 .30

Fixed Income Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 81
NVIT Government
Bond Fund
NVIT Government
Money Market Fund
NVIT J.P. Morgan
Inflation Managed
Fund
NVIT Loomis Core
Bond Fund
NVIT Loomis Short
Term Bond Fund
$ 250,350,129 $ 1,284,803,589 $ 13,484,679 $ 51,949,587 $ 294,546,712
6,115,337 202,175,806 227,117,398 24,875,943 149,109,222
9,026,044 32,347,834 — — —
— — — 408,906,428 —
— 1,129,357,249 — — —
5,824 965,754,580 — 2,965,192,607 791,979,663
$ 265,497,334 $ 3,614,439,058 $ 240,602,077 $ 3,450,924,565 $ 1,235,635,597
26,106,186 1,284,808,858 1,301,196 5,558,333 29,572,064
640,292 202,175,679 21,984,789 2,668,060 15,042,084
942,149 32,347,979 — — —
— — — 43,815,356 —
— 1,129,357,614 — — —
608 965,757,912 — 317,278,456 79,402,063
27,689,235 3,614,448,042 23,285,985 369,320,205 124,016,211
$ 9 .59 $ 1 .00 $ 10 .36 $ 9 .35 $ 9 .96
$ 9 .55 $ 1 .00 $ 10 .33 $ 9 .32 $ 9 .91
$ 9 .58 $ 1 .00 $ — $ — $ —
$ — $ — $ — $ 9 .33 $ —
$ — $ 1 .00 $ — $ — $ —
$ 9 .58 $ 1 .00 $ — $ 9 .35 $ 9 .97

82 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Short
Term High Yield
Fund
Assets:
Investment securities, at value $ 83,775,321
Cash 3,331,347
Deposits with broker for futures contracts —
Interest and dividends receivable 1,005,326
Receivable for investments sold 997,008
Receivable for capital shares issued 26,014
Receivable for variation margin on futures contracts 5,727
Unrealized appreciation on unfunded commitments (Note 2) 382
Receivable for reimbursement from investment adviser (Note 3) 10,510
Prepaid expenses 279
Total Assets 89,151,914
Liabilities:
Payable for investments purchased 3,043,622
Payable for capital shares redeemed 7,311
Accrued expenses and other payables:
Investment advisory fees 47,752
Fund administration fees 15,002
Administrative servicing fees 14,526
Accounting and transfer agent fees 4,996
Trustee fees 169
Custodian fees 1,751
Compliance program costs (Note 3) 87
Professional fees 42,608
Printing fees 13,468
Other 283
Total Liabilities 3,191,575
Commitments and contingencies (Note 3) —
Net Assets $ 85,960,339
Cost of investment securities 84,115,187
Represented by:
Capital $ 99,893,931
Total distributable earnings (loss) (13,933,592)
Net Assets $ 85,960,339

Fixed Income Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 83
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Short
Term High Yield
Fund
Net Assets:
Class I Shares $ 85,960,339
Total $ 85,960,339
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 14,518,893
Total 14,518,893
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 5 .92

84 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT DoubleLine
Total Return
Tactical Fund
INVESTMENT INCOME:
Interest income $ 2,895,548
Dividend income 25,462
Income from securities lending (net of fees) (Note 2) —
Foreign tax withholding (17)
Total Income 2,920,993
EXPENSES:
Investment advisory fees 314,911
Fund administration fees 40,326
Distribution fees Class II Shares 82,634
Distribution fees Class P Shares —
Administrative servicing fees Class I Shares —
Administrative servicing fees Class II Shares 82,634
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class V Shares —
Professional fees 28,071
Printing fees —
Trustee fees 1,691
Custodian fees 1,501
Accounting and transfer agent fees 20,117
Compliance program costs (Note 3) 223
Other 787
Total expenses before fees waived and expenses reimbursed 572,895
Distribution fees waived - Class II (Note 3) (33,053)
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (91,852)
Expenses reimbursed by subadviser (Note 3) (763)
Net Expenses 447,227
NET INVESTMENT INCOME 2,473,766
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (18,084)
Expiration or closing of futures contracts (Note 2) (1,262,651)
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (1,280,735)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (1,349,607)
Futures contracts (Note 2) 220,110
Translation of assets and liabilities denominated in foreign currencies (Note 2) (2)
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation (1,129,499)
Net realized/unrealized gains (losses) (2,410,234)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 63,532

Fixed Income Funds - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 85
NVIT Government
Bond Fund
NVIT Government
Money Market Fund
NVIT J.P. Morgan
Inflation Managed
Fund
NVIT Loomis Core
Bond Fund
NVIT Loomis Short
Term Bond Fund
$ 5,641,141 $ 65,699,359 $ 5,587,882 $ 81,186,229 $ 29,260,908
— — — — —
9,857 — — 203,623 153,646
— — — — —
5,650,998 65,699,359 5,587,882 81,389,852 29,414,554
673,107 4,896,792 196,595 6,738,523 2,159,077
61,562 466,690 91,905 471,131 183,388
8,090 253,683 290,293 32,182 188,632
— — — 521,686 —
191,221 942,308 16,595 38,493 217,087
4,854 152,211 290,293 19,309 113,179
6,695 24,324 — — —
— 534,935 — — —
24,574 60,542 32,882 79,469 39,658
636 46,003 14,764 31,267 5,734
4,355 56,485 3,741 55,533 19,824
4,364 30,479 2,588 56,526 18,435
3,885 10,594 4,605 23,393 11,762
567 7,471 537 7,289 2,604
2,020 35,181 8,603 32,296 9,198
985,930 7,517,698 953,401 8,107,097 2,968,578
— — — — —
— — — — (51,928)
— (477,598) — — —
(44,796) — (49,193) — —
— — — — —
941,134 7,040,100 904,208 8,107,097 2,916,650
4,709,864 58,659,259 4,683,674 73,282,755 26,497,904
931,148 — (54,174) (12,836,351) (1,316,980)
(279,561) — (1,536,621) — 1,300,563
— — 368,773 — —
651,587 — (1,222,022) (12,836,351) (16,417)
(3,465,864) — (2,733,632) (31,371,725) (11,641,777)
13,525 — 595,348 93,590 (493,465)
— — — — —
— — 639,746 — —
(3,452,339) — (1,498,538) (31,278,135) (12,135,242)
(2,800,752) — (2,720,560) (44,114,486) (12,151,659)
$ 1,909,112 $ 58,659,259 $ 1,963,114 $ 29,168,269 $ 14,346,245

86 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Short
Term High Yield
Fund
INVESTMENT INCOME:
Interest income $ 2,582,313
Total Income 2,582,313
EXPENSES:
Investment advisory fees 281,820
Fund administration fees 36,362
Administrative servicing fees Class I Shares 61,157
Professional fees 22,448
Printing fees 7,363
Trustee fees 1,270
Custodian fees 1,268
Accounting and transfer agent fees 3,786
Compliance program costs (Note 3) 169
Other 652
Total expenses before expenses reimbursed 416,295
Expenses reimbursed by adviser (Note 3) (61,478)
Net Expenses 354,817
NET INVESTMENT INCOME 2,227,496
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 71,796
Expiration or closing of futures contracts (Note 2) 100,134
Net realized gains (losses) 171,930
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (656,134)
Futures contracts (Note 2) (53,181)
Unfunded Commitments 267
Net change in unrealized appreciation/depreciation (709,048)
Net realized/unrealized gains (losses) (537,118)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 1,690,378

The accompanying notes are an integral part of these financial statements.
88 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 2,473,766 $ 4,232,884
Net realized gains (losses) (1,280,735) (158,459)
Net change in unrealized appreciation/depreciation (1,129,499) 2,584,763
Change in net assets resulting from operations 63,532 6,659,188
Distributions to Shareholders From:
Distributable earnings:
Class I — (223)
Class II — (2,301,527)
Class IV — —
Class V — —
Class Y — (1,611,356)
Change in net assets from shareholder distributions — (3,913,106)
Change in net assets from capital transactions 10,247,374 12,808,064
Change in net assets 10,310,906 15,554,146
Net Assets:
Beginning of period 104,281,629 88,727,483
End of period $ 114,592,535 $ 104,281,629
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — 223
Cost of shares redeemed — —
Total Class I Shares — 223
Class II Shares
Proceeds from shares issued 8,737,167 18,656,024
Dividends reinvested — 2,301,527
Cost of shares redeemed (3,120,943) (6,761,427)
Total Class II Shares 5,616,224 14,196,124
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class V Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class V Shares — —
Class Y Shares
Proceeds from shares issued 6,775,842 12,547,315
Dividends reinvested — 1,611,356
Cost of shares redeemed (2,144,692) (15,546,954)
Total Class Y Shares 4,631,150 (1,388,283)
Change in net assets from capital transactions $ 10,247,374 $ 12,808,064

Fixed Income Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 89
NVIT Government Bond Fund NVIT Government Money Market Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 4,709,864 $ 10,171,327 $ 58,659,259 $ 131,057,576
651,587 (5,553,024) — 1,190
(3,452,339) 14,414,859 — —
1,909,112 19,033,162 58,659,259 131,058,766
— (9,767,517) (20,569,090) (47,970,096)
— (244,840) (3,068,550) (7,845,367)
— (341,885) (531,033) (1,234,172)
— — (17,779,245) (50,742,446)
— (229) (16,711,340) (23,268,212)
— (10,354,471) (58,659,258) (131,060,293)
(6,754,526) (25,441,848) 139,576,172 (38,384,158)
(4,845,414) (16,763,157) 139,576,173 (38,385,685)
270,342,748 287,105,905 3,474,862,885 3,513,248,570
$ 265,497,334 $ 270,342,748 $ 3,614,439,058 $ 3,474,862,885
$ 29,231,980 $ 44,310,776 $ 278,846,791 $ 458,714,890
— 9,767,517 20,569,090 47,936,573
(35,213,072) (79,926,744) (258,993,833) (492,097,502)
(5,981,092) (25,848,451) 40,422,048 14,553,961
180,409 895,645 120,879,000 306,581,694
— 244,840 3,068,550 7,844,965
(904,770) (848,485) (118,881,817) (342,087,604)
(724,361) 292,000 5,065,733 (27,660,945)
306,101 1,098,763 3,554,825 11,970,288
— 341,885 531,033 1,234,172
(355,174) (1,326,274) (3,832,722) (13,142,755)
(49,073) 114,374 253,136 61,705
— — 636,646,862 761,598,474
— — 17,778,245 50,741,017
— — (554,543,073) (1,351,134,431)
— — 99,882,034 (538,794,940)
— — 1,195,402,770 1,211,515,584
— 229 16,711,340 23,267,808
— — (1,218,160,889) (721,327,331)
— 229 (6,046,779) 513,456,061
$ (6,754,526) $ (25,441,848) $ 139,576,172 $ (38,384,158)

The accompanying notes are an integral part of these financial statements.
90 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Fixed Income Funds
NVIT DoubleLine Total Return Tactical Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — 26
Redeemed — —
Total Class I Shares — 26
Class II Shares
Issued 1,056,683 2,245,578
Reinvested — 279,311
Redeemed (377,398) (819,942)
Total Class II Shares 679,285 1,704,947
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class V Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class V Shares — —
Class Y Shares
Issued 818,283 1,502,282
Reinvested — 195,316
Redeemed (258,367) (1,876,886)
Total Class Y Shares 559,916 (179,288)
Total change in shares 1,239,201 1,525,685

Fixed Income Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 91
NVIT Government Bond Fund NVIT Government Money Market Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
3,061,092 4,677,990 278,846,801 458,714,889
— 1,026,744 20,569,080 47,934,965
(3,677,058) (8,393,906) (258,993,833) (492,097,501)
(615,966) (2,689,172) 40,422,048 14,552,353
18,925 91,993 120,878,999 306,581,694
— 25,825 3,068,551 7,845,769
(94,736) (91,119) (118,881,816) (342,087,604)
(75,811) 26,699 5,065,734 (27,660,141)
31,914 114,891 3,554,825 11,970,286
— 35,980 531,033 1,234,170
(37,060) (139,206) (3,832,722) (13,142,755)
(5,146) 11,665 253,136 61,701
— — 636,646,877 761,598,473
— — 17,778,229 50,741,017
— — (554,543,073) (1,351,134,431)
— — 99,882,033 (538,794,941)
— — 1,195,402,768 1,211,515,584
— 24 16,711,342 23,268,615
— — (1,218,160,890) (721,327,329)
— 24 (6,046,780) 513,456,870
(696,923) (2,650,784) 139,576,171 (38,384,158)

The accompanying notes are an integral part of these financial statements.
92 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Fixed Income Funds
NVIT J.P. Morgan Inflation Managed Fund
Six Months Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025(a)
OPERATIONS:
Net investment income $ 4,683,674 $ 1,619,509
Net realized gains (losses) (1,222,022) 258,867
Net change in unrealized appreciation/depreciation (1,498,538) (1,025,986)
Change in net assets resulting from operations 1,963,114 852,390
Distributions to Shareholders From:
Distributable earnings:
Class I — (81,852)
Class II — (1,478,856)
Class P — —
Class Y — —
Change in net assets from shareholder distributions — (1,560,708)
Change in net assets from capital transactions (11,156,383) 250,503,664
Change in net assets (9,193,269) 249,795,346
Net Assets:
Beginning of period 249,795,346 —
End of period $ 240,602,077 $ 249,795,346
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,181,720 $ 12,947,840
Proceeds from shares issued from merger (Note 9) — —
Dividends reinvested — 81,852
Cost of shares redeemed (714,641) (56,698)
Total Class I Shares 467,079 12,972,994
Class II Shares
Proceeds from shares issued 7,656,564 239,722,246
Proceeds from shares issued from merger (Note 9) — —
Dividends reinvested — 1,478,856
Cost of shares redeemed (19,280,026) (3,670,432)
Total Class II Shares (11,623,462) 237,530,670
Class P Shares
Proceeds from shares issued — —
Proceeds from shares issued from merger (Note 9) — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class P Shares — —
Class Y Shares
Proceeds from shares issued — —
Proceeds from shares issued from merger (Note 9) — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (11,156,383) $ 250,503,664

Fixed Income Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 93
NVIT Loomis Core Bond Fund NVIT Loomis Short Term Bond Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 73,282,755 $ 136,524,220 $ 26,497,904 $ 53,123,075
(12,836,351) (19,863,548) (16,417) 6,318,396
(31,278,135) 74,408,098 (12,135,242) 6,322,420
29,168,269 191,068,770 14,346,245 65,763,891
— (1,807,765) — (12,226,002)
— (812,438) — (6,202,270)
— (14,199,318) (b) — —
— (107,613,697) — (35,318,404)
— (124,433,218) — (53,746,676)
(227,918,584) 1,724,628,542 (50,957,545) 78,594,236
(198,750,315) 1,791,264,094 (36,611,300) 90,611,451
3,649,674,880 1,858,410,786 1,272,246,897 1,181,635,446
$ 3,450,924,565 $ 3,649,674,880 $ 1,235,635,597 $ 1,272,246,897
$ 4,557,792 $ 17,776,056 $ 8,964,362 $ 29,686,187
— 40,658,438 — —
— 1,807,765 — 12,226,002
(7,328,711) (21,704,056) (8,265,378) (19,733,211)
(2,770,919) 38,538,203 698,984 22,178,978
218,885 2,224,016 5,429,227 14,679,604
— 2,482,081 — —
— 812,438 — 6,202,270
(3,372,698) (74,805,899) (12,377,263) (36,426,600)
(3,153,813) (69,287,364) (6,948,036) (15,544,726)
6,829,948 72,417,456 (b) — —
— 401,376,875 (b) — —
— 14,199,318 (b) — —
(32,608,815) (58,859,835) (b) — —
(25,778,867) 429,133,814 (b) — —
33,463,143 431,442,765 7,221,752 135,712,338
— 1,209,657,303 — —
— 107,613,697 — 35,318,404
(229,678,128) (422,469,876) (51,930,245) (99,070,758)
(196,214,985) 1,326,243,889 (44,708,493) 71,959,984
$ (227,918,584) $ 1,724,628,542 $ (50,957,545) $ 78,594,236

The accompanying notes are an integral part of these financial statements.
94 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Fixed Income Funds
NVIT J.P. Morgan Inflation Managed Fund
Six Months Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025(a)
SHARE TRANSACTIONS:
Class I Shares
Issued 114,118 1,253,470
Issued in merger (Note 9) — —
Reinvested — 7,948
Redeemed (68,873) (5,467)
Total Class I Shares 45,245 1,255,951
Class II Shares
Issued 741,734 23,320,830
Issued in merger (Note 9) — —
Reinvested — 143,880
Redeemed (1,865,705) (355,950)
Total Class II Shares (1,123,971) 23,108,760
Class P Shares
Issued — —
Issued in merger (Note 9) — —
Reinvested — —
Redeemed — —
Total Class P Shares — —
Class Y Shares
Issued — —
Issued in merger (Note 9) — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (1,078,726) 24,364,711
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.
(b) For the period from January 22, 2025 (commencement of operations) through December 31, 2025.

Fixed Income Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 95
NVIT Loomis Core Bond Fund NVIT Loomis Short Term Bond Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
490,268 1,924,142 903,985 2,968,415
— 4,408,449 — —
— 194,907 — 1,239,834
(788,973) (2,353,776) (834,169) (1,973,564)
(298,705) 4,173,722 69,816 2,234,685
23,647 240,554 550,441 1,476,074
— 270,349 — —
— 87,675 — 630,839
(362,558) (8,143,135) (1,255,064) (3,676,401)
(338,911) (7,544,557) (704,623) (1,569,488)
736,427 7,810,638 (b) — —
— 43,559,360 (b) — —
— 1,532,380 (b) — —
(3,507,857) (6,315,592) (b) — —
(2,771,430) 46,586,786 (b) — —
3,594,844 45,993,658 727,940 13,424,308
— 131,269,743 — —
— 11,616,403 — 3,579,518
(24,630,509) (45,478,677) (5,244,152) (9,969,709)
(21,035,665) 143,401,127 (4,516,212) 7,034,117
(24,444,711) 186,617,078 (5,151,019) 7,699,314

96 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Short Term High Yield Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 2,227,496 $ 4,694,080
Net realized gains (losses) 171,930 (3,832,320)
Net change in unrealized appreciation/depreciation (709,048) 4,045,947
Change in net assets resulting from operations 1,690,378 4,907,707
Distributions to Shareholders From:
Distributable earnings:
Class I — (4,816,049)
Change in net assets from shareholder distributions — (4,816,049)
Change in net assets from capital transactions 447,632 (13,216,677)
Change in net assets 2,138,010 (13,125,019)
Net Assets:
Beginning of period 83,822,329 96,947,348
End of period $ 85,960,339 $ 83,822,329
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 12,730,266 $ 7,498,663
Dividends reinvested — 4,816,049
Cost of shares redeemed (12,282,634) (25,531,389)
Total Class I Shares 447,632 (13,216,677)
Change in net assets from capital transactions $ 447,632 $ (13,216,677)
SHARE TRANSACTIONS:
Class I Shares
Issued 2,165,207 1,263,667
Reinvested — 831,076
Redeemed (2,098,666) (4,313,855)
Total Class I Shares 66,541 (2,219,112)
Total change in shares 66,541 (2,219,112)

Fixed Income Funds - June 30, 2026 (Unaudited) - Financial Highlights - 97
The accompanying notes are an integral part of these financial statements.
T
NVIT DoubleLine Total Return Tactical Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 8.55 $ 0.20 $ (0.18) $ 0.02 $ — $ — $ — $ — $ 8.57 0.23%(g) $ 6 0.55% 4.84% 0.72% 26.33%
12/31/2025 8.26 0.41 0.23 0.64 (0.35) — — (0.35) 8.55 7.72%(g) 6 0.56% 4.75% 0.74% 34.94%
12/31/2024 8.74 0.41 (0.07) 0.34 (0.72) — (0.10) (0.82) 8.26 3.69%(g) 5 0.57% 4.67% 0.70% 99.10%
12/31/2023 8.54 0.29 0.21 0.50 (0.30) — — (0.30) 8.74 6.02%(g) 5 0.57% 3.36% 0.67% 83.14%
12/31/2022 10.12 0.29 (1.58) (1.29) (0.29) — — (0.29) 8.54 (12.75)%(g) 5 0.59% 3.12% 0.70% 103.94%
12/31/2021 10.41 0.22 (0.22) — (0.26) (0.03) — (0.29) 10.12 (0.04)% 6 0.62% 2.16% 0.73% 113.27%
Class II Shares
6/30/2026 (Unaudited) 8.28 0.18 (0.19) (0.01) — — — — 8.27 (0.12)% 69,106 0.98% 4.40% 1.25% 26.33%
12/31/2025 8.01 0.36 0.22 0.58 (0.31) — — (0.31) 8.28 7.31% 63,509 0.98% 4.32% 1.26% 34.94%
12/31/2024 8.51 0.37 (0.09) 0.28 (0.69) — (0.09) (0.78) 8.01 3.18% 47,827 0.98% 4.28% 1.22% 99.10%
12/31/2023 8.32 0.26 0.20 0.46 (0.27) — — (0.27) 8.51 5.66% 34,205 0.98% 3.02% 1.19% 83.14%
12/31/2022 9.88 0.25 (1.55) (1.30) (0.26) — — (0.26) 8.32 (13.21)% 26,805 0.98% 2.74% 1.20% 103.94%
12/31/2021 10.18 0.18 (0.22) (0.04) (0.23) (0.03) — (0.26) 9.88 (0.45)% 24,995 0.98% 1.77% 1.20% 113.27%
Class Y Shares
6/30/2026 (Unaudited) 8.29 0.20 (0.19) 0.01 — — — — 8.30 0.12% 45,480 0.58% 4.80% 0.75% 26.33%
12/31/2025 8.02 0.39 0.23 0.62 (0.35) — — (0.35) 8.29 7.69% 40,767 0.58% 4.74% 0.76% 34.94%
12/31/2024 8.53 0.40 (0.08) 0.32 (0.73) — (0.10) (0.83) 8.02 3.63% 40,895 0.58% 4.58% 0.70% 99.10%
12/31/2023 8.34 0.28 0.22 0.50 (0.31) — — (0.31) 8.53 6.05% 153,919 0.58% 3.32% 0.69% 83.14%
12/31/2022 9.90 0.28 (1.55) (1.27) (0.29) — — (0.29) 8.34 (12.84)% 151,298 0.58% 3.12% 0.70% 103.94%
12/31/2021 10.19 0.22 (0.22) — (0.26) (0.03) — (0.29) 9.90 —% 178,754 0.58% 2.20% 0.70% 113.27%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

98 - Financial Highlights - June 30, 2026 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Government Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 9.52 $ 0.17 $ (0.10) $ 0.07 $ — $ — $ — $ 9.59 0.74% $ 250,350 0.69% 3.49% 0.72% 32.06%
12/31/2025 9.25 0.35 0.30 0.65 (0.38) — (0.38) 9.52 7.00% 254,522 0.70% 3.64% 0.72% 39.79%
12/31/2024 9.47 0.30 (0.20) 0.10 (0.32) — (0.32) 9.25 1.03% 272,089 0.70% 3.17% 0.72% 56.85%
12/31/2023 9.30 0.26 0.17 0.43 (0.26) — (0.26) 9.47 4.70% 343,593 0.69% 2.71% 0.70% 73.73%
12/31/2022 10.87 0.19 (1.55) (1.36) (0.21) — (0.21) 9.30 (12.55)% 320,262 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.29 0.14 (0.37) (0.23) (0.19) — (0.19) 10.87 (2.08)% 403,595 0.70% 1.27% 0.71% 73.45%
Class II Shares
6/30/2026 (Unaudited) 9.50 0.15 (0.10) 0.05 — — — 9.55 0.53% 6,115 0.94% 3.24% 0.97% 32.06%
12/31/2025 9.23 0.32 0.31 0.63 (0.36) — (0.36) 9.50 6.80% 6,801 0.95% 3.39% 0.97% 39.79%
12/31/2024 9.45 0.28 (0.20) 0.08 (0.30) — (0.30) 9.23 0.81% 6,363 0.95% 2.92% 0.97% 56.85%
12/31/2023 9.28 0.23 0.18 0.41 (0.24) — (0.24) 9.45 4.44% 6,364 0.94% 2.45% 0.95% 73.73%
12/31/2022 10.83 0.16 (1.54) (1.38) (0.17) — (0.17) 9.28 (12.74)% 6,766 0.95% 1.66% 0.96% 68.52%
12/31/2021 11.26 0.11 (0.37) (0.26) (0.17) — (0.17) 10.83 (2.36)% 9,637 0.95% 1.01% 0.96% 73.45%
Class IV Shares
6/30/2026 (Unaudited) 9.52 0.17 (0.11) 0.06 — — — 9.58 0.63% 9,026 0.69% 3.49% 0.72% 32.06%
12/31/2025 9.24 0.35 0.31 0.66 (0.38) — (0.38) 9.52 7.13% 9,014 0.70% 3.64% 0.72% 39.79%
12/31/2024 9.46 0.30 (0.20) 0.10 (0.32) — (0.32) 9.24 1.03% 8,648 0.70% 3.16% 0.72% 56.85%
12/31/2023 9.29 0.25 0.18 0.43 (0.26) — (0.26) 9.46 4.71% 9,134 0.69% 2.70% 0.70% 73.73%
12/31/2022 10.86 0.19 (1.55) (1.36) (0.21) — (0.21) 9.29 (12.56)% 9,293 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.28 0.14 (0.37) (0.23) (0.19) — (0.19) 10.86 (2.08)% 12,096 0.70% 1.27% 0.71% 73.45%
Class Y Shares
6/30/2026 (Unaudited) 9.51 0.17 (0.10) 0.07 — — — 9.58 0.74% 6 0.54% 3.65% 0.57% 32.06%
12/31/2025 9.23 0.36 0.31 0.67 (0.39) — (0.39) 9.51 7.30%(g) 6 0.55% 3.80% 0.58% 39.79%
12/31/2024 9.45 0.31 (0.19) 0.12 (0.34) — (0.34) 9.23 1.18%(g) 5 0.56% 3.31% 0.56% 56.85%
12/31/2023 9.27 0.27 0.18 0.45 (0.27) — (0.27) 9.45 4.98%(g) 5 0.54% 2.86% 0.54% 73.73%
12/31/2022 10.84 0.20 (1.55) (1.35) (0.22) — (0.22) 9.27 (12.45)%(g) 5 0.56% 2.01% 0.56% 68.52%
12/31/2021 11.28 0.15 (0.39) (0.24) (0.20) — (0.20) 10.84 (2.11)%(g) 6 0.56% 1.38% 0.56% 73.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - June 30, 2026 (Unaudited) - Financial Highlights - 99
The accompanying notes are an integral part of these financial statements.
T
NVIT Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Class I Shares
6/30/2026 (Unaudited) $ 1.00 $ 0.02 $ — $ 0.02 $ (0.02) $ — $ (0.02) $ 1.00 1.63% $ 1,284,804 0.44% 3.27% 0.47%
12/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 3.91% 1,244,382 0.44% 3.84% 0.47%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.88% 1,229,830 0.44% 4.77% 0.47%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.75% 1,106,167 0.44% 4.65% 0.47%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 1,117,598 0.37% 1.37% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 929,226 0.07% —% 0.49%
Class II Shares
6/30/2026 (Unaudited) 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.51% 202,176 0.69% 3.02% 0.72%
12/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 3.65% 197,110 0.69% 3.60% 0.72%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.62% 224,770 0.69% 4.53% 0.72%
12/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.49% 232,277 0.69% 4.39% 0.72%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.13% 261,351 0.57% 1.28% 0.73%
12/31/2021 1.00 — — — — — — 1.00 —% 143,396 0.07% —% 0.74%
Class IV Shares
6/30/2026 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.63% 32,348 0.44% 3.27% 0.47%
12/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 3.91% 32,095 0.44% 3.84% 0.47%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.88% 32,033 0.44% 4.78% 0.47%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.75% 32,317 0.44% 4.65% 0.47%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 31,455 0.36% 1.27% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 34,050 0.07% —% 0.49%
Class V Shares
6/30/2026 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.66% 1,129,357 0.39% 3.32% 0.42%
12/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 3.96% 1,029,475 0.39% 3.92% 0.42%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.94% 1,568,271 0.39% 4.80% 0.42%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.80% 1,067,409 0.39% 4.76% 0.42%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.33% 673,122 0.33% 1.30% 0.43%
12/31/2021 1.00 — — — — — — 1.00 —% 678,941 0.07% —% 0.44%
Class Y Shares
6/30/2026 (Unaudited) 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.71% 965,755 0.29% 3.42% 0.32%
12/31/2025 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.07% 971,801 0.29% 3.96% 0.32%
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 5.04% 458,345 0.29% 4.92% 0.32%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.90% 369,382 0.29% 4.80% 0.32%
12/31/2022 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.40% 406,432 0.27% 1.61% 0.33%
12/31/2021 1.00 — — — — — — 1.00 —% 201,539 0.07% —% 0.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

100 - Financial Highlights - June 30, 2026 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT J.P. Morgan Inflation Managed Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 10.27 $ 0.21 $ (0.12) $ 0.09 $ — $ — $ — $ 10.36 0.88% $ 13,485 0.50% 4.11% 0.54% 86.52%
12/31/2025(g) 10.00 0.27 0.07 0.34 (0.06) (0.01) (0.07) 10.27 3.36% 12,900 0.47% 3.81% 0.47% 107.62%
Class II Shares
6/30/2026 (Unaudited) 10.25 0.19 (0.11) 0.08 — — — 10.33 0.78% 227,117 0.75% 3.80% 0.79% 86.52%
12/31/2025(g) 10.00 0.25 0.07 0.32 (0.06) (0.01) (0.07) 10.25 3.14% 236,896 0.75% 3.55% 0.93% 107.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from April 28, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of April 25, 2025 through December 31, 2025.

Fixed Income Funds - June 30, 2026 (Unaudited) - Financial Highlights - 101
The accompanying notes are an integral part of these financial statements.
T
NVIT Loomis Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2026 (Unaudited) $ 9.28 $ 0.19 $ (0.12) $ 0.07 $ — $ — $ — $ 9.35 0.75% $ 51,950 0.58% 4.08% 0.58% 63.35%
12/31/2025 8.98 0.38 0.24 0.62 (0.32) — (0.32) 9.28 6.88% 54,331 0.58% 4.10% 0.58% 137.16%
12/31/2024 9.15 0.36 (0.23) 0.13 (0.30) — (0.30) 8.98 1.37% 15,120 0.59% 3.92% 0.59% 58.79%
12/31/2023 8.98 0.32 0.14 0.46 (0.29) — (0.29) 9.15 5.19% 16,062 0.59% 3.57% 0.59% 37.32%
12/31/2022 10.80 0.24 (1.82) (1.58) (0.23) (0.01) (0.24) 8.98 (14.69)% 17,682 0.59% 2.54% 0.59% 107.55%
12/31/2021 11.45 0.19 (0.30) (0.11) (0.22) (0.32) (0.54) 10.80 (1.03)% 19,294 0.59% 1.71% 0.59% 132.82%
Class II Shares
6/30/2026 (Unaudited) 9.27 0.18 (0.13) 0.05 — — — 9.32 0.54% 24,876 0.83% 3.83% 0.83% 63.35%
12/31/2025 8.95 0.36 0.23 0.59 (0.27) — (0.27) 9.27 6.56% 27,860 0.83% 3.89% 0.83% 137.16%
12/31/2024 9.12 0.34 (0.23) 0.11 (0.28) — (0.28) 8.95 1.12% 94,385 0.84% 3.67% 0.84% 58.79%
12/31/2023 8.94 0.30 0.14 0.44 (0.26) — (0.26) 9.12 5.05% 101,724 0.84% 3.33% 0.84% 37.32%
12/31/2022 10.76 0.22 (1.83) (1.61) (0.20) (0.01) (0.21) 8.94 (14.98)% 102,818 0.84% 2.26% 0.84% 107.55%
12/31/2021 11.41 0.16 (0.30) (0.14) (0.19) (0.32) (0.51) 10.76 (1.25)% 125,449 0.84% 1.45% 0.84% 132.82%
Class P Shares
6/30/2026 (Unaudited) 9.27 0.18 (0.12) 0.06 — — — 9.33 0.65% 408,906 0.68% 3.98% 0.68% 63.35%
12/31/2025(f) 9.00 0.35 0.23 0.58 (0.31) — (0.31) 9.27 6.45% 431,723 0.68% 3.98% 0.68% 137.16%
Class Y Shares
6/30/2026 (Unaudited) 9.27 0.20 (0.12) 0.08 — — — 9.35 0.86% 2,965,193 0.43% 4.23% 0.43% 63.35%
12/31/2025 8.97 0.40 0.23 0.63 (0.33) — (0.33) 9.27 7.03% 3,135,761 0.43% 4.25% 0.43% 137.16%
12/31/2024 9.14 0.37 (0.22) 0.15 (0.32) — (0.32) 8.97 1.53% 1,748,905 0.44% 4.07% 0.44% 58.79%
12/31/2023 8.97 0.34 0.13 0.47 (0.30) — (0.30) 9.14 5.36% 1,590,575 0.44% 3.75% 0.44% 37.32%
12/31/2022 10.79 0.26 (1.83) (1.57) (0.24) (0.01) (0.25) 8.97 (14.58)% 1,238,538 0.44% 2.69% 0.44% 107.55%
12/31/2021 11.44 0.21 (0.31) (0.10) (0.23) (0.32) (0.55) 10.79 (0.88)% 1,204,716 0.44% 1.85% 0.44% 132.82%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) For the period from January 22, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of January 21, 2025 through December 31, 2025.

102 - Financial Highlights - June 30, 2026 (Unaudited) - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Loomis Short Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 9.85 $ 0.21 $ (0.10) $ 0.11 $ — $ — $ — $ — $ 9.96 1.12% $ 294,547 0.54% 4.20% 0.54% 85.95%
12/31/2025 9.73 0.44 0.11 0.55 (0.43) — — (0.43) 9.85 5.70% 290,587 0.54% 4.46% 0.55% 194.73%
12/31/2024 9.65 0.47 0.05 0.52 (0.44) — — (0.44) 9.73 5.35% 265,298 0.54% 4.72% 0.55% 248.47%
12/31/2023 9.47 0.39 0.17 0.56 (0.38) — — (0.38) 9.65 5.95% 156,138 0.54% 4.03% 0.55% 209.72%
12/31/2022 10.26 0.20 (0.75) (0.55) (0.17) — (0.07) (0.24) 9.47 (5.39)% 148,307 0.56% 1.99% 0.56% 80.96%
12/31/2021 10.43 0.10 (0.14) (0.04) (0.13) — — (0.13) 10.26 (0.35)%(g) 192,608 0.54% 0.99% 0.54% 140.94%
Class II Shares
6/30/2026 (Unaudited) 9.81 0.19 (0.09) 0.10 — — — — 9.91 1.02% 149,109 0.79% 3.95% 0.79% 85.95%
12/31/2025 9.69 0.42 0.10 0.52 (0.40) — — (0.40) 9.81 5.43% 154,551 0.79% 4.22% 0.80% 194.73%
12/31/2024 9.61 0.44 0.05 0.49 (0.41) — — (0.41) 9.69 5.06% 167,877 0.79% 4.48% 0.80% 248.47%
12/31/2023 9.43 0.36 0.17 0.53 (0.35) — — (0.35) 9.61 5.69% 183,618 0.79% 3.75% 0.80% 209.72%
12/31/2022 10.22 0.17 (0.75) (0.58) (0.15) — (0.06) (0.21) 9.43 (5.67)% 196,691 0.81% 1.77% 0.81% 80.96%
12/31/2021 10.39 0.08 (0.14) (0.06) (0.11) — — (0.11) 10.22 (0.59)% 202,459 0.79% 0.74% 0.79% 140.94%
Class Y Shares
6/30/2026 (Unaudited) 9.86 0.21 (0.10) 0.11 — — — — 9.97 1.12% 791,980 0.39% 4.35% 0.39% 85.95%
12/31/2025 9.73 0.46 0.12 0.58 (0.45) — — (0.45) 9.86 5.95% 827,110 0.39% 4.61% 0.40% 194.73%
12/31/2024 9.65 0.48 0.05 0.53 (0.45) — — (0.45) 9.73 5.49% 748,461 0.39% 4.88% 0.40% 248.47%
12/31/2023 9.47 0.40 0.17 0.57 (0.39) — — (0.39) 9.65 6.11% 807,722 0.39% 4.17% 0.40% 209.72%
12/31/2022 10.27 0.21 (0.76) (0.55) (0.17) — (0.08) (0.25) 9.47 (5.32)% 831,360 0.40% 2.10% 0.40% 80.96%
12/31/2021 10.44 0.12 (0.14) (0.02) (0.15) — — (0.15) 10.27 (0.19)% 1,338,774 0.39% 1.14% 0.39% 140.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - June 30, 2026 (Unaudited) - Financial Highlights - 103
The accompanying notes are an integral part of these financial statements.
T
NVIT Loomis Short Term High Yield Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class I Shares
6/30/2026 (Unaudited) $ 5.80 $ 0.16 $ (0.04) $ 0.12 $ — $ — $ — $ 5.92 2.07% $ 85,960 0.87% 5.46% 1.02% 51.98%
12/31/2025 5.82 0.32 0.01 0.33 (0.35) — (0.35) 5.80 5.66% 83,822 0.88% 5.39% 1.01% 164.67%
12/31/2024 5.79 0.32 0.05 0.37 (0.34) — (0.34) 5.82 6.28% 96,947 0.91% 5.48% 0.99% 26.20%
12/31/2023 5.44 0.33 0.37 0.70 (0.35) — (0.35) 5.79 13.13% 100,839 0.91% 5.76% 0.98% 14.98%
12/31/2022 6.55 0.32 (1.10) (0.78) (0.33) — (0.33) 5.44 (11.93)% 97,254 0.91% 5.30% 0.97% 40.07%
12/31/2021 6.55 0.30 0.02 0.32 (0.32) — (0.32) 6.55 4.96% 121,052 0.91% 4.45% 0.98% 40.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

104 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2026, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT DoubleLine Total Return Tactical Fund ("Total Return Tactical")
NVIT Government Bond Fund ("Government Bond")
NVIT Government Money Market Fund ("Government Money Market")
NVIT J.P. Morgan Inflation Managed Fund ("Inflation Managed")
NVIT Loomis Core Bond Fund ("Core Bond")
NVIT Loomis Short Term Bond Fund ("Short Term Bond")
NVIT Loomis Short Term High Yield Fund ("Short Term High Yield")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide
Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, and other affiliated insurance companies hold shares of Total Return Tactical, Government Bond, Government Money Market, and Inflation Managed. Shares of Core Bond
and Short Term Bond are held by separate accounts established by NLIC and NLAIC, other affiliated insurance companies, and series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and NVIT Investor Destinations Funds.
Shares of Short Term High Yield are held by separate accounts established by NLIC and NLAIC.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class P, Class V, and Class Y shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each Fund, except Total Return Tactical, is a diversified fund as defined in the 1940 Act. Total Return Tactical is a non-diversified fund, as defined in the 1940 Act.

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 105
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and

106 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 107
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Total Return Tactical
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 13,151,928 $ – $ 13,151,928
Collateralized Mortgage Obligations – 30,216,585 – 30,216,585
Commercial Mortgage-Backed Securities – 9,557,450 – 9,557,450
Corporate Bonds – 14,270,869 – 14,270,869
Foreign Government Securities – 563,459 – 563,459
Futures Contracts# 422,032 – – 422,032
Investment Company 1,004,205 – – 1,004,205
Mortgage-Backed Securities – 17,080,655 – 17,080,655
U.S. Treasury Obligations – 24,029,700 – 24,029,700
Total Assets $ 1,426,237 $ 108,870,646 $ – $ 110,296,883
Liabilities:
Futures Contracts# $ (152,200) $ – $ – $ (152,200)
Total Liabilities $ (152,200) $ – $ – $ (152,200)
Total $ 1,274,037 $ 108,870,646 $ – $ 110,144,683
Government Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 10,426,706 $ – $ 10,426,706
Collateralized Mortgage Obligations – 14,925,096 – 14,925,096
Commercial Mortgage-Backed Securities – 9,790,892 – 9,790,892
Mortgage-Backed Securities – 122,053,306 – 122,053,306
Repurchase Agreement – 325,291 – 325,291
Short-Term Investments   31,875 12,895,444 – 12,927,319
U.S. Government Agency Securities – 21,307,009 – 21,307,009
U.S. Treasury Obligations – 69,843,926 – 69,843,926
Total $ 31,875 $ 261,567,670 $ – $ 261,599,545
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 1,631,000,000 $ – $ 1,631,000,000
U.S. Government Agency Securities – 638,384,368 – 638,384,368
U.S. Treasury Obligations – 1,357,618,445 – 1,357,618,445
Total $ – $ 3,627,002,813 $ – $ 3,627,002,813

108 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
Inflation Managed
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 15,017,001 $ – $ 15,017,001
Collateralized Mortgage Obligations – 370,214 – 370,214
Corporate Bonds – 70,735,968 – 70,735,968
Foreign Government Securities – 683,958 – 683,958
Futures Contracts# 551,262 – – 551,262
Inflation-linked Swaps† – 348,830 – 348,830
Mortgage-Backed Securities – 29,685,666 – 29,685,666
U.S. Treasury Obligations – 121,838,555 – 121,838,555
Total Assets $ 551,262 $ 238,680,192 $ – $ 239,231,454
Liabilities:
Credit Default Swaps† $ – $ (194,799) $ – $ (194,799)
Futures Contracts# (123,779) – – (123,779)
Inflation-linked Swaps† – (166,697) – (166,697)
Total Liabilities $ (123,779) $ (361,496) $ – $ (485,275)
Total $ 427,483 $ 238,318,696 $ – $ 238,746,179
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 473,948,892 $ – $ 473,948,892
Collateralized Mortgage Obligations – 17,472,397 – 17,472,397
Commercial Mortgage-Backed Securities – 97,366,202 – 97,366,202
Corporate Bonds – 1,435,322,858 – 1,435,322,858
Foreign Government Security – 4,562,824 – 4,562,824
Futures Contracts# 93,590 – – 93,590
Mortgage-Backed Securities – 846,780,072 – 846,780,072
Municipal Bonds – 15,794,137 – 15,794,137
Repurchase Agreements – 47,895,395 – 47,895,395
Short-Term Investments 7,300,000 – – 7,300,000
U.S. Treasury Obligations – 520,000,642 – 520,000,642
Total $ 7,393,590 $ 3,459,143,419 $ – $ 3,466,537,009
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 252,833,162 $ – $ 252,833,162
Collateralized Mortgage Obligations – 173,733 – 173,733
Commercial Mortgage-Backed Securities – 52,954,927 – 52,954,927
Corporate Bonds – 751,928,866 – 751,928,866
Mortgage-Backed Securities – 9,605,803 – 9,605,803
Repurchase Agreements – 22,156,648 – 22,156,648
Short-Term Investments 2,800,000 – – 2,800,000
U.S. Treasury Obligations – 154,386,946 – 154,386,946
Total Assets $ 2,800,000 $ 1,244,040,085 $ – $ 1,246,840,085
Liabilities:
Futures Contracts# $ (258,114) $ – $ – $ (258,114)
Total Liabilities $ (258,114) $ – $ – $ (258,114)
Total $ 2,541,886 $ 1,244,040,085 $ – $ 1,246,581,971

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 109
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2026, the Funds did not have overdrawn balances.
Short Term High Yield
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 10,810,477 $ – $ 10,810,477
Collateralized Mortgage Obligations – 938,180 – 938,180
Commercial Mortgage-Backed Securities – 1,275,038 – 1,275,038
Common Stock – – – –
Corporate Bonds – 61,373,220 – 61,373,220
Loan Participations – 8,990,806 – 8,990,806
Short-Term Investments – 387,600 – 387,600
Warrants – – – –
Total Assets $ – $ 83,775,321 $ – $ 83,775,321
Liabilities:
Futures Contracts# $ (28,510) $ – $ – $ (28,510)
Total Liabilities $ (28,510) $ – $ – $ (28,510)
Total $ (28,510) $ 83,775,321 $ – $ 83,746,811
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of June 30, 2026, Short Term High Yield held one common stock investment and two warrants investments that were categorized as Level 3 investments which were each valued at $0.
Short Term High Yield
Corporate
Bonds Total
Balance as of 12/31/2025 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (103,181) (103,181)
Distributions — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 103,181 103,181
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2026 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2026 ** $ — $ —
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

110 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 111
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of June 30, 2026 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

112 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
As of June 30, 2026, the Funds had no open forward foreign currency contracts.
(f) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 113
custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.
As of June 30, 2026, the Funds had no open option contracts.
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

114 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2026:
t
Total Return Tactical
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 422,032
Total $ 422,032
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (152,200)
Total $ (152,200)
Inflation Managed
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts $ 348,830
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 551,262
Total $ 900,092
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (194,799)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (166,697)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (123,779)
Total $ (485,275)
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 93,590
Total $ 93,590
Short Term Bond
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (258,114)
Total $ (258,114)

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 115
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2026:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2026:
Short Term High Yield
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (28,510)
Total $ (28,510)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Total Return Tactical
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (1,262,651)
Total $ (1,262,651)
Government Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (279,561)
Total $ (279,561)
Inflation Managed
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 873
Interest rate risk 367,900
Futures Contracts
Interest rate risk (1,536,621)
Total $ (1,167,848)
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,300,563
Total $ 1,300,563
Short Term High Yield
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 100,134
Total $ 100,134
Total Return Tactical
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 220,110
Total $ 220,110

116 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended June 30, 2026:
Government Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 13,525
Total $ 13,525
Inflation Managed
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (134,086)
Interest rate risk 773,832
Futures Contracts
Interest rate risk 595,348
Total $ 1,235,094
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 93,590
Total $ 93,590
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (493,465)
Total $ (493,465)
Short Term High Yield
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (53,181)
Total $ (53,181)
Total Return Tactical
Futures Contracts:
Average Notional Balance Long $ 71,751,618
Average Notional Balance Short $ 4,058,571
Government Bond
Futures Contracts:
Average Notional Balance Long $ 13,605,911
Inflation Managed
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 30,481,429
Centrally Cleared Inflation Linked Swaps:
Average Notional Balance—Pays Fixed rate $ 129,706,000
Futures Contracts:
Average Notional Balance Long $ 56,450,262
Average Notional Balance Short $ 16,499,385
Core Bond
Futures Contracts:
Average Notional Balance Long $ 12,457,561

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 117
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of June 30, 2026, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of June 30, 2026, certain Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower.
(i) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 27,980,208
Average Notional Balance Short $ 40,186,346
Short Term High Yield
Futures Contracts:
Average Notional Balance Long $ 6,121,635
Average Notional Balance Short $ 7,500,031
Short Term High Yield
Unfunded
Commitment
Funded
Commitment
Total
Commitment
Security
Description
Maturity
Date Rate
Par
Amount Value
Par
Amount Value
Par
Amount Value
CoreWeave Financing DDTL
V LLC, Delayed Draw First
Lien Term Loan 11/17/2031 0.00% $ 270,832 $ 276,192 $149,168 $152,120 $ 420,000 $ 428,312
US Fertility Enterprises LLC,
Delayed Draw First Lien
Term Loan 12/30/2032 0.00 19,029 19,057 – – 19,029 19,057
Total $ 289,862 $ 295,249 $149,168 $152,120 $ 439,029 $ 447,369

118 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(j) Securities Lending
During the six months ended June 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Government Bond $ 357,166
Core Bond 55,195,395
Short Term Bond 24,956,648

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 119
or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(k) Joint Repurchase Agreements
During the six months ended June 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2026, the joint repos on a gross basis were as follows:
Bank of America NA, 3.65%, dated 6/30/2026, due 7/1/2026, repurchase price $43,504,411, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 3.50%, maturing 6/1/2043 - 2/1/2047; total market value $44,370,000.
BNP Paribas Securities Corp., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $22,002,219, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.88%, maturing 10/31/2030 - 5/15/2056; total market value
$22,440,000.
Cantor Fitzgerald & Co., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $53,005,345, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.25% - 8.50%, maturing 2/20/2027 - 5/20/2076; total market value
$54,060,000.
CF Secured, LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $116,116,883, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.50%, maturing 10/13/2026 - 11/20/2075; total market value
$118,439,223.
MetLife, Inc., 3.64%, dated 6/30/2026, due 7/1/2026, repurchase price $59,005,965, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 5.50%, maturing 8/15/2028 - 8/15/2047; total market value $60,210,181.
Pershing LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $32,003,226, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 7/1/2026 - 5/20/2076; total market value $32,640,077.

120 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
As of June 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Government Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 325,291 $ – $ 325,291 $ (325,291) $ –
Total $ 325,291 $ – $ 325,291 $ (325,291) $ –
Core Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 20,000,000 $ – $ 20,000,000 $ (20,000,000) $ –
CF Secured, LLC 15,895,395 – 15,895,395 (15,895,395) –
MetLife, Inc. 12,000,000 – 12,000,000 (12,000,000) –
Total $ 47,895,395 $ – $ 47,895,395 $ (47,895,395) $ –

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 121
During the six months ended June 30, 2026, Government Money Market, along with another series of Nationwide Mutual Funds
(“NMF”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-
upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York
Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
BNP Paribas
Securities Corp. 7,000,000 – 7,000,000 (7,000,000) –
Cantor Fitzgerald &
Co. 5,000,000 – 5,000,000 (5,000,000) –
CF Secured, LLC 3,156,648 – 3,156,648 (3,156,648) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 22,156,648 $ – $ 22,156,648 $ (22,156,648) $ –
* As of June 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

122 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
As of June 30, 2026, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
As of June 30, 2026, the joint repos on a gross basis were as follows:
Banco Santander SA, 3.65%, dated 6/30/2026, due 7/1/2026, repurchase price $381,038,629, collateralized by U.S.
Government Agency Securities, ranging from 1.04% - 7.50%, maturing 4/20/2030 - 8/15/2068; total market value $403,437,039.
Canadian Imperial Bank of Commerce, 3.65%, dated 6/30/2026, due 7/1/2026, repurchase price $525,053,229, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.25% - 7.00%, maturing 1/1/2027 - 5/20/2072; total market value $535,500,039.
MUFG Securities Ltd., 3.64%, dated 6/30/2026, due 7/1/2026, repurchase price $170,017,189, collateralized by U.S.
Government Treasury Securities, ranging from 0.63% - 4.88%, maturing 6/15/2027 - 2/15/2055; total market value
$173,400,003.
MUFG Securities Ltd., 3.65%, dated 6/30/2026, due 7/1/2026, repurchase price $390,039,542, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.23% - 6.50%, maturing 10/15/2027 - 5/20/2056; total market value
$397,800,026.
Nomura Securities International, Inc., 3.65%, dated 6/30/2026, due 7/1/2026, repurchase price $100,010,139, collateralized by U.S. Government Agency Securities, ranging from 1.15% - 6.25%, maturing 8/28/2026 - 3/1/2062; total market value
$102,009,495.
RBC Dominion Securities, Inc., 3.65%, dated 6/30/2026, due 7/1/2026, repurchase price $175,017,743, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.13% - 7.00%, maturing 4/15/2029 - 5/1/2056; total market value
$182,058,055.
Royal Bank of Canada, 3.65%, dated 6/30/2026, due 7/1/2026, repurchase price $150,015,208, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.25%, maturing 8/6/2026 - 10/20/2054; total market value
$153,856,835.
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Banco Santander SA $ 321,000,000 $ – $ 321,000,000 $ (321,000,000) $ –
Canadian Imperial
Bank of Commerce 450,000,000 – 450,000,000 (450,000,000) –
MUFG Securities Ltd. 160,000,000 – 160,000,000 (160,000,000) –
MUFG Securities Ltd. 350,000,000 – 350,000,000 (350,000,000) –
Nomura Securities
International, Inc. 100,000,000 – 100,000,000 (100,000,000) –
RBC Dominion
Securities, Inc. 100,000,000 – 100,000,000 (100,000,000) –
Royal Bank of Canada 150,000,000 – 150,000,000 (150,000,000) –
Total $ 1,631,000,000 $ – $ 1,631,000,000 $ (1,631,000,000) $ –
* As of June 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 123
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(p) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

124 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
As of June 30, 2026, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended June 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2027.
During the six months ended June 30, 2026, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Total Return Tactical DoubleLine Capital LP
Government Bond Nationwide Asset Management, LLC ("NWAM")(a)
Government Money Market Dreyfus Cash Investment Strategies
Inflation Managed J.P. Morgan Investment Management Inc.
Core Bond Loomis, Sayles & Company, L.P. ("Loomis")
Short Term Bond Loomis
Short Term High Yield Loomis
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
Total Return Tactical Up to $500 million 0.58%
$500 million up to $1 billion 0.555%
$1 billion and more 0.53%
Government Bond Up to $250 million 0.50%
$250 million up to $1 billion 0.475%
$1 billion up to $2 billion 0.45%
$2 billion up to $5 billion 0.425%
$5 billion and more 0.40%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation Managed Up to $1 billion 0.16%
$1 billion and more 0.15%
Core Bond Up to $1 billion 0.40%
$1 billion and more 0.38%
Short Term Bond Up to $1 billion 0.35%
$1 billion and up to $1.5 billion 0.34%
$1.5 billion and more 0.33%
Short Term High Yield Up to $50 million 0.75%
$50 million up to $250 million 0.60%
$250 million up to $500 million 0.55%
$500 million and more 0.50%
Fund
Advisory Fee
Waiver
(annual rate)
Short Term Bond 0.00837%
Fund Amount
Short Term Bond $ 51,928

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 125
During the six months ended June 30, 2026, NFA voluntarily waived investment advisory fees payable by Government Money
Market, for which NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued at anytime at the discretion of NFA.
For the six months ended June 30, 2026, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $199,971 during the six months ended June 30, 2026.
DoubleLine has agreed to reimburse Total Return Tactical for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2026, DoubleLine reimbursed the Fund $763.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2027.
Prior to May 24, 2026, the Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds'
operating expenses, (excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table.
w
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection
Fund Amount
Government Money Market $ 477,598
Fund
Effective Advisory Fee
Rate Before Contractual*
and Voluntary** Fee
Waivers ***
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Total Return Tactical 0.58% 0.58%       0.58%
Government Bond 0.50 0.50       0.50
Government Money Market 0.28 0.28 0.25
Inflation Managed 0.16 0.16       0.16
Core Bond 0.39 0.39       0.39
Short Term Bond 0.35 0.34       0.34
Short Term High Yield 0.69 0.69       0.69
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Total Return Tactical All Classes 0.58%
Government Bond All Classes 0.54
Inflation Managed All Classes 0.25
Short Term High Yield All Classes 0.72
Fund Classes
Amount
(annual rate)
Short Term Bond Class Y 0.54%

126 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of June 30, 2026, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2026, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2026, NFM earned an aggregate of $1,351,364 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Fund Classes
Amount
(annual rate)
Government Money Market Class Y 0.36%
Inflation Managed Class I 0.52%
Class II 0.77%
Short Term Bond Class I 0.67%
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount
Six Months Ended
June 30, 2026
Amount Total
Total Return Tactical $ 90,734 $ 193,056 $ 163,767 $ 91,852 $ 539,409
Government Bond — — 70,539 44,796 115,335
Government Money Market — — — — —
Inflation Managed — — 77,005(a) 49,193 126,198
Core Bond — — — — —
Short Term Bond — — — — —
Short Term High Yield 65,068 76,863 — 61,478 203,409
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 127
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2026, the Funds' aggregate portion of such costs amounted to $18,860.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2027:
During the six months ended June 30, 2026, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund, 0.20% of the average daily net assets of Class IV shares of the Fund, and 0.10% of the average daily net assets of Class V shares of each Fund.
For the six months ended June 30, 2026, the effective rates for administrative services fees were as follows:
Fund
Class II
Shares
Class P
Shares
Total Return Tactical 0.25% N/A
Government Bond 0.25% N/A
Government Money Market 0.25% N/A
Inflation Managed 0.25% N/A
Core Bond 0.25% 0.25%
Short Term Bond 0.25% N/A
Short Term High Yield N/A N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
Total Return Tactical 0.10%
Fund Amount
Total Return Tactical $ 33,053
Fund Class I Class II Class IV Class V
Total Return Tactical N/A 0.25 % N/A N/A
Government Bond 0.15% 0.15 0.15 % N/A
Government Money Market 0.15 0.15 0.15 0.10%
Inflation Managed 0.25 0.25 N/A N/A
Core Bond 0.15 0.15 N/A N/A
Short Term Bond 0.15 0.15 N/A N/A
Short Term High Yield 0.15 N/A N/A N/A
N/A — Not Applicable.

128 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
For the six months ended June 30, 2026, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each
Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended June 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2026, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended June 30, 2026, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Fund Amount
Total Return Tactical $ 82,634
Government Bond 202,770
Government Money Market 1,653,778
Inflation Managed 306,888
Core Bond 57,802
Short Term Bond 330,266
Short Term High Yield 61,157
Fund Purchases
*
Sales
*
Total Return Tactical $ 45,768,301 $ 26,736,858
Government Bond 85,835,128 88,276,288
Inflation Managed 210,069,973 218,018,457
Core Bond 2,201,971,679 2,333,146,270
Short Term Bond 1,060,305,244 1,080,550,815
Short Term High Yield 43,991,507 41,190,301
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Total Return Tactical $ 14,907,993 $ 10,114,102
Government Bond 68,192,552 30,728,879
Inflation Managed 70,554,274 82,326,273
Core Bond 563,669,370 944,929,495
Short Term Bond 366,087,889 515,064,348

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 129
6. Portfolio Investment Risks
(a) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(b) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(c) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(d) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

130 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 131
(f) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(g) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(h) Risks from Underlying Funds
The Underlying Funds in which certain Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of a Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in a Fund. Information about Underlying Fund risks may be found in such Underlying Fund’s annual or semi-annual report to shareholders.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Mergers
At close of business on February 28, 2025, NVIT Loomis Core Bond Fund (“Acquiring Fund”) acquired all of the net assets of
NVIT BNY Mellon Core Plus Bond Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on October 23, 2024. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of
179,507,901 shares of the Acquiring Fund, valued at $1,654,174,697, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $1,636,967,094 and identified cost of $1,675,557,410 at February 28, 2025, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were
$1,976,508,953. The net assets of the Acquiring Fund immediately following the acquisition were $3,630,683,650. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values;
however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class I, Class II,
Class P and Class Y shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.

132 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Fixed Income Funds
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended December 31, 2025 is provided as though the reorganization had been completed on January 1, 2025, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $147,439,031;
Net gains (losses) on investments $(27,510,723);
Net change in unrealized appreciation/depreciation $115,753,527; and
Net increase (decrease) in net assets resulting from operations $235,681,835.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since February 28, 2025.
10. Federal Tax Information
As of June 30, 2026, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT BNY Mellon Core Plus Bond Fund $(38,590,316)
Class I 4,159,170 $40,658,438 $9.78
Class II 249,917 2,482,081 9.93
Class P 40,845,803 401,376,875 9.83
Class Y 122,997,885 1,209,657,303 9.84
Acquiring Fund
NVIT Loomis Core Bond Fund $(47,500,551)
Class I
1,527,048 $14,083,725 $9.22
Class II
10,231,086 93,931,888 9.18
Class P
555 5,119 9.21
Class Y
202,764,840 1,868,488,221 9.22
After Reorganization
NVIT Loomis Core Bond Fund $(86,090,867)
Class I
5,935,496 $54,742,163 $9.22
Class II
10,501,435 96,413,969 9.18
Class P
43,559,915 401,381,994 9.21
Class Y
334,034,583 3,078,145,524 9.22
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Total Return Tactical $ 114,179,444 $ 1,266,558 $ (5,301,319) $ (4,034,761)
Government Bond 275,760,778 1,046,783 (15,208,016) (14,161,233)
Government Money Market 3,627,002,813 – – –
Inflation Managed 240,897,964 1,055,244 (3,558,345) (2,503,101)
Core Bond 3,564,127,671 10,138,027 (107,728,689) (97,590,662)
Short Term Bond 1,248,841,416 3,374,445 (5,633,890) (2,259,445)
Short Term High Yield 84,120,551 649,407 (1,023,147) (373,740)

Fixed Income Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 133
11. Subsequent Events
The Trusts’ credit agreement has been renewed through June 30, 2027. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2026 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-CFX (8-26)

Semi-Annual Financial Statements
June 30, 2026 (Unaudited)
Nationwide Variable Insurance Trust
Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT NASDAQ-100 Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery, you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the NVIT Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov /.
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html . You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures. Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov/
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at
1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2026 Nationwide.

Statements of Investments 2
Statements of Assets and Liabilities 128
Statements of Operations 132
Statements of Changes in Net Assets 134
Financial Highlights 142
Notes to Financial Statements 148

2 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Asset-Backed Securities 0 .2%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 42,006 42,500
Series 2023-1, Class A,
5.80%, 1/15/2036 71,029 73,714
Series 2024-1, Class A,
5.88%, 2/15/2037 23,494 23,567
139,781
Automobiles 0 .1%
Nissan Auto Receivables
Owner Trust, Series
2025-A, Class A4, 4.57%,
11/15/2030 400,000 400,555
Toyota Auto Receivables
Owner Trust, Series
2025-B, Class A3, 4.34%,
11/15/2029 500,000 500,180
World Omni Auto Receivables
Trust, Series 2025-C, Class
A3, 4.08%, 11/15/2030 300,000 298,661
1,199,396
Credit Card 0 .1%
American Express Credit
Account Master Trust
Series 2023-4, Class A,
5.15%, 9/16/2030 500,000 508,166
Series 2025-3, Class A,
4.51%, 4/15/2032 100,000 100,258
BA Credit Card Trust, Series
2025-A1, Class A, 4.31%,
5/15/2030 500,000 499,814
Synchrony Card Issuance
Trust, Series 2025-A3,
Class A, 4.06%, 11/15/2031 70,000 69,287
1,177,525
Total Asset-Backed Securities
(cost $2,519,342)
2,516,702
Commercial Mortgage-Backed Securities 1 .4%
BANK
Series 2022-BNK43, Class
A5, 4.40%, 8/15/2055 550,000 531,975
Series 2018-BN12, Class
AS, 4.45%, 5/15/2061(a) 250,000 242,485
Series 2020-BN25, Class C,
3.46%, 1/15/2063(a) 100,000 85,298
BBCMS Mortgage Trust,
Series 2024-5C25, Class C,
6.64%, 3/15/2057(a) 250,000 252,286
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 983,372
Series 2019-B11, Class A4,
3.28%, 5/15/2052 2,509,199 2,407,301
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2024-V5, Class B,
6.06%, 1/10/2057(a) 100,000 100,930
BMO Mortgage Trust
Series 2024-C9, Class C,
6.60%, 7/15/2057(a) 200,000 199,430
Series 2025-C11, Class A5,
5.69%, 2/15/2058 500,000 519,722
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class B, 4.45%,
4/15/2051(a) 250,000 236,720
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K517, Class A2,
5.36%, 1/25/2029(a) 1,000,000 1,018,261
Series K094, Class A2,
2.90%, 6/25/2029 500,000 478,840
Series K112, Class A2,
1.31%, 5/25/2030 1,000,000 889,890
Series K115, Class A2,
1.38%, 6/25/2030 960,000 854,217
Series K120, Class A2,
1.50%, 10/25/2030 2,000,000 1,770,580
Series K-154, Class A2,
4.35%, 1/25/2033(a) 1,000,000 986,166
Series K-165, Class A2,
4.49%, 9/25/2034 500,000 494,649
FHLMC Multifamily Structured
Pass-Through Certificates
REMIC, Series K-179, Class
A2, 4.32%, 3/25/2036(a) 500,000 484,944
FNMA ACES REMICS
Series 2017-M12, Class A2,
3.17%, 6/25/2027(a) 237,943 235,180
Series 2018-M14, Class A2,
3.70%, 8/25/2028(a) 1,255,726 1,233,960
Morgan Stanley Capital I Trust
Series 2020-L4, Class AS,
2.88%, 2/15/2053 500,000 456,183
Series 2021-L7, Class A5,
2.57%, 10/15/2054 1,000,000 887,921
Wells Fargo Commercial
Mortgage Trust
Series 2018-C43, Class AS,
4.15%, 3/15/2051(a) 100,000 98,085
Series 2025-5C6, Class A3,
5.19%, 10/15/2058 500,000 503,705
Series 2025-5C6, Class B,
5.98%, 10/15/2058(a) 250,000 253,193
Total Commercial Mortgage-Backed
Securities
(cost $16,641,068) 16,205,293
Corporate Bonds 24 .3%
Aerospace & Defense 0 .6%
Boeing Co. (The) ,
3.20%, 3/1/2029(b) 150,000 144,613
6.30%, 5/1/2029 80,000 83,283
2.95%, 2/1/2030(b) 85,000 79,974

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Boeing Co. (The),
5.15%, 5/1/2030 75,000 75,914
6.39%, 5/1/2031 80,000 85,004
3.60%, 5/1/2034(b) 100,000 90,004
6.53%, 5/1/2034(b) 50,000 54,396
3.25%, 2/1/2035 100,000 86,710
5.71%, 5/1/2040(b) 175,000 177,948
3.90%, 5/1/2049 100,000 74,922
3.75%, 2/1/2050(b) 200,000 145,918
5.81%, 5/1/2050(b) 200,000 197,593
6.86%, 5/1/2054 20,000 22,478
5.93%, 5/1/2060 160,000 157,388
General Dynamics Corp. ,
2.63%, 11/15/2027 300,000 293,681
2.25%, 6/1/2031 30,000 26,929
2.85%, 6/1/2041 50,000 37,251
4.25%, 4/1/2050(b) 75,000 63,011
General Electric Co. ,
4.30%, 7/29/2030 25,000 24,775
Series A, 6.75%,
3/15/2032(b) 225,000 247,749
4.90%, 1/29/2036 50,000 49,932
5.88%, 1/14/2038 40,000 42,520
Honeywell Aerospace, Inc. ,
3.90%, 3/16/2028(c) 50,000 49,496
4.00%, 3/16/2029(c) 50,000 49,317
4.30%, 3/16/2031(c) 75,000 73,705
4.60%, 3/16/2033(c) 50,000 49,075
4.95%, 3/16/2036(c) 90,000 88,626
5.62%, 3/16/2046(c) 50,000 49,788
5.73%, 3/16/2056(c) 55,000 54,997
5.85%, 3/16/2066(c) 50,000 50,379
Howmet Aerospace, Inc. ,
3.75%, 3/3/2028 100,000 98,778
4.75%, 4/15/2036(b) 100,000 97,304
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027(b) 100,000 98,406
5.35%, 1/15/2030 25,000 25,413
5.75%, 1/15/2035(b) 25,000 25,767
L3Harris Technologies, Inc. ,
5.05%, 6/1/2029 50,000 50,578
2.90%, 12/15/2029 25,000 23,609
1.80%, 1/15/2031 185,000 162,948
5.25%, 6/1/2031 45,000 45,830
5.35%, 6/1/2034 35,000 35,560
4.85%, 4/27/2035 90,000 88,365
5.50%, 8/15/2054(b) 25,000 24,225
Leidos, Inc. ,
4.10%, 3/15/2029 25,000 24,589
2.30%, 2/15/2031 98,000 87,125
5.00%, 3/15/2036 25,000 24,079
Lockheed Martin Corp. ,
4.15%, 8/15/2028 50,000 49,777
4.50%, 2/15/2029 45,000 45,006
4.40%, 8/15/2030 45,000 44,843
4.70%, 12/15/2031 30,000 30,179
3.90%, 6/15/2032(b) 50,000 48,251
5.25%, 1/15/2033 25,000 25,832
4.80%, 8/15/2034 50,000 49,784
3.60%, 3/1/2035 85,000 77,580
4.07%, 12/15/2042 93,000 78,761
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Lockheed Martin Corp.,
4.70%, 5/15/2046 75,000 66,736
4.09%, 9/15/2052 50,000 39,391
4.15%, 6/15/2053 50,000 39,653
5.70%, 11/15/2054 25,000 25,135
5.20%, 2/15/2055(b) 40,000 37,534
4.30%, 6/15/2062 100,000 78,415
5.90%, 11/15/2063 30,000 30,952
Northrop Grumman Corp. ,
3.25%, 1/15/2028 75,000 73,699
4.60%, 2/1/2029 50,000 50,124
4.65%, 7/15/2030 75,000 75,164
4.90%, 6/1/2034 50,000 49,777
5.25%, 7/15/2035 40,000 40,651
4.75%, 6/1/2043(b) 150,000 136,701
4.03%, 10/15/2047(b) 75,000 59,732
4.95%, 3/15/2053 50,000 44,765
5.20%, 6/1/2054(b) 50,000 46,657
RTX Corp. ,
4.13%, 11/16/2028 250,000 248,062
5.75%, 1/15/2029 75,000 77,256
6.00%, 3/15/2031(b) 75,000 79,143
1.90%, 9/1/2031 50,000 43,683
2.38%, 3/15/2032 60,000 52,994
5.15%, 2/27/2033 50,000 50,907
6.10%, 3/15/2034 85,000 91,201
4.70%, 12/15/2041 50,000 46,109
4.50%, 6/1/2042 150,000 134,193
3.75%, 11/1/2046 100,000 76,809
4.63%, 11/16/2048 175,000 151,792
3.03%, 3/15/2052 95,000 61,304
5.38%, 2/27/2053(b) 95,000 90,968
6.40%, 3/15/2054(b) 50,000 54,883
Textron, Inc. ,
6.10%, 11/15/2033 75,000 79,351
4.95%, 3/15/2036(b) 25,000 24,350
6,348,056
Air Freight & Logistics 0 .1%
FedEx Corp. ,
4.90%, 1/15/2034(b) 200,000 198,554
4.75%, 11/15/2045 100,000 89,805
4.55%, 4/1/2046 100,000 87,341
4.05%, 2/15/2048 50,000 40,420
5.25%, 5/15/2050(b) 60,000 55,786
GXO Logistics, Inc. ,
6.25%, 5/6/2029 25,000 25,844
6.50%, 5/6/2034 25,000 26,219
United Parcel Service, Inc. ,
3.05%, 11/15/2027 100,000 98,469
4.65%, 10/15/2030 50,000 50,384
5.25%, 5/14/2035(b) 35,000 35,704
6.20%, 1/15/2038 95,000 103,050
3.40%, 9/1/2049 170,000 119,368
5.30%, 4/1/2050(b) 75,000 71,119
5.05%, 3/3/2053(b) 60,000 54,088
5.50%, 5/22/2054 50,000 48,198
5.95%, 5/14/2055(b) 35,000 35,758
5.60%, 5/22/2064 25,000 24,077
6.05%, 5/14/2065(b) 25,000 25,620
1,189,804

4 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobile Components 0 .0%
†
Aptiv Swiss Holdings Ltd. ,
3.10%, 12/1/2051 32,000 19,808
4.15%, 5/1/2052 50,000 37,583
BorgWarner, Inc. ,
2.65%, 7/1/2027 55,000 54,027
Lear Corp. ,
2.60%, 1/15/2032 50,000 44,177
5.25%, 5/15/2049 25,000 22,655
Magna International, Inc. ,
5.05%, 3/14/2029 25,000 25,284
5.50%, 3/21/2033 20,000 20,480
224,014
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032(b) 300,000 264,425
6.10%, 8/19/2032 100,000 101,828
4.75%, 1/15/2043 200,000 157,322
5.29%, 12/8/2046 100,000 82,245
General Motors Co. ,
6.80%, 10/1/2027(b) 100,000 102,407
5.63%, 4/15/2030 25,000 25,615
6.25%, 4/15/2035(b) 100,000 104,793
6.60%, 4/1/2036 106,000 113,762
5.15%, 4/1/2038(b) 100,000 95,275
6.25%, 10/2/2043(b) 50,000 50,275
5.20%, 4/1/2045(b) 75,000 66,559
Honda Motor Co. Ltd. ,
4.44%, 7/8/2028 75,000 74,706
4.69%, 7/8/2030(b) 50,000 49,691
2.97%, 3/10/2032 25,000 22,413
5.34%, 7/8/2035(b) 25,000 24,996
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031(b) 75,000 85,905
Toyota Motor Corp. ,
5.12%, 7/13/2028 25,000 25,332
4.45%, 6/30/2030 25,000 24,887
5.12%, 7/13/2033(b) 25,000 25,512
5.05%, 6/30/2035 25,000 25,220
1,523,168
Banks 4 .1%
Banco Santander SA ,
5.29%, 8/18/2027 200,000 201,500
5.59%, 8/8/2028 200,000 203,491
5.44%, 7/15/2031 200,000 204,912
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.23%, 11/22/2032(b)(d) 200,000 180,986
6.94%, 11/7/2033(b) 200,000 223,046
Bank of America Corp. ,
Series L, 4.18%, 11/25/2027 110,000 109,463
(SOFR + 2.04%), 4.95%,
7/22/2028(b)(d) 150,000 150,619
(SOFR + 1.99%), 6.20%,
11/10/2028(d) 70,000 71,471
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(d) 200,000 196,657
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 0.83%), 4.98%,
1/24/2029(d) 225,000 226,229
(SOFR + 1.63%), 5.20%,
4/25/2029(d) 215,000 217,007
(SOFR + 1.11%), 4.62%,
5/9/2029(b)(d) 240,000 239,884
(SOFR + 1.06%), 2.09%,
6/14/2029(d) 100,000 95,226
(CME Term SOFR 3
Month + 1.57%), 4.27%,
7/23/2029(d) 100,000 99,211
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 300,000 294,351
(SOFR + 0.87%), 4.48%,
4/23/2030(d) 125,000 124,212
(SOFR + 2.15%), 2.59%,
4/29/2031(b)(d) 300,000 276,825
(SOFR + 1.37%), 1.92%,
10/24/2031(d) 400,000 354,930
(SOFR + 0.87%), 4.46%,
2/6/2032(d) 125,000 122,796
(SOFR + 1.32%), 2.69%,
4/22/2032(d) 330,000 298,919
(SOFR + 1.04%), 4.70%,
4/23/2032(d) 125,000 123,949
(SOFR + 1.21%), 2.57%,
10/20/2032(d) 280,000 249,225
(SOFR + 1.33%), 2.97%,
2/4/2033(d) 350,000 315,926
(SOFR + 1.83%), 4.57%,
4/27/2033(d) 140,000 137,234
(SOFR + 2.16%), 5.02%,
7/22/2033(d) 190,000 190,282
(SOFR + 1.91%), 5.29%,
4/25/2034(b)(d) 180,000 182,398
(SOFR + 1.84%), 5.87%,
9/15/2034(d) 100,000 104,521
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 210,000 214,110
(SOFR + 1.74%), 5.52%,
10/25/2035(d) 100,000 100,462
(SOFR + 1.31%), 5.51%,
1/24/2036(b)(d) 245,000 250,185
(SOFR + 1.70%), 5.74%,
2/12/2036(d) 180,000 183,630
(SOFR + 1.64%), 5.46%,
5/9/2036(d) 90,000 91,839
(SOFR + 1.13%), 5.05%,
2/6/2037(b)(d) 125,000 123,109
(SOFR + 1.57%), 5.49%,
4/23/2037(d) 50,000 49,802
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(d) 150,000 137,049
(CME Term SOFR 3
Month + 1.58%), 4.08%,
4/23/2040(d) 100,000 87,675
(SOFR + 1.93%), 2.68%,
6/19/2041(d) 250,000 181,469

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
5.88%, 2/7/2042(b) 125,000 129,736
(SOFR + 1.58%), 3.31%,
4/22/2042(d) 125,000 96,902
5.00%, 1/21/2044 50,000 47,037
(CME Term SOFR 3
Month + 1.78%), 4.33%,
3/15/2050(d) 200,000 165,087
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(d) 300,000 237,563
(SOFR + 1.56%), 2.97%,
7/21/2052(b)(d) 50,000 32,299
Bank of Montreal ,
Series H, 4.70%, 9/14/2027 50,000 50,163
(United States SOFR
Compounded Index
+ 0.75%), 4.06%,
9/22/2028(b)(d) 75,000 74,585
5.72%, 9/25/2028(b) 100,000 102,380
Series J, (SOFR + 0.63%),
4.55%, 6/2/2029(d) 25,000 24,948
Series J, (SOFR + 0.89%),
4.34%, 3/19/2030(d) 25,000 24,771
(SOFR + 1.25%), 4.64%,
9/10/2030(d) 85,000 84,765
5.51%, 6/4/2031 75,000 77,370
(United States SOFR
Compounded Index
+ 1.08%), 4.35%,
9/22/2031(d) 75,000 73,804
Series J, (SOFR + 0.97%),
4.44%, 1/14/2032(d) 25,000 24,571
Series J, (SOFR + 0.96%),
4.88%, 6/2/2032(b)(d) 25,000 24,992
Series J, (SOFR + 1.21%),
5.30%, 6/2/2037(d) 25,000 25,024
Bank of Nova Scotia (The) ,
(SOFR + 1.00%), 4.40%,
9/8/2028(d) 25,000 24,964
(SOFR + 0.76%), 4.04%,
9/15/2028(d) 50,000 49,710
(SOFR + 0.89%), 4.93%,
2/14/2029(d) 50,000 50,243
(SOFR + 0.66%), 4.58%,
6/5/2029(d) 25,000 24,925
5.45%, 8/1/2029 25,000 25,644
4.85%, 2/1/2030 60,000 60,393
(SOFR + 0.73%), 4.25%,
2/2/2030(d) 25,000 24,692
(SOFR + 1.07%), 5.13%,
2/14/2031(b)(d) 50,000 50,546
(SOFR + 1.09%), 4.34%,
9/15/2031(b)(d) 50,000 49,010
2.45%, 2/2/2032 50,000 44,268
(SOFR + 0.97%), 4.90%,
6/5/2032(d) 25,000 24,936
(SOFR + 1.44%), 4.74%,
11/10/2032(b)(d) 25,000 24,834
(SOFR + 1.05%), 4.81%,
2/2/2034(d) 25,000 24,615
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Nova Scotia (The),
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(d) 92,000 88,856
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(b)(d) 200,000 201,774
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(d) 200,000 206,806
(SOFR + 0.96%), 5.09%,
2/25/2029(d) 200,000 201,055
+ 1.90%), 4.97%,
5/16/2029(d) 200,000 200,807
(SOFR + 1.56%), 4.94%,
9/10/2030(d) 200,000 200,349
(SOFR + 1.23%), 5.37%,
2/25/2031(d) 200,000 202,811
(SOFR + 1.14%), 5.10%,
6/26/2032(d) 200,000 199,810
(SOFR + 1.91%), 5.34%,
9/10/2035(d) 200,000 198,593
5.25%, 8/17/2045 205,000 192,682
4.95%, 1/10/2047 200,000 178,314
Canadian Imperial Bank of
Commerce ,
5.00%, 4/28/2028(b) 60,000 60,509
(United States SOFR
Compounded Index +
0.60%), 4.24%, 9/8/2028(d) 25,000 24,919
5.99%, 10/3/2028 50,000 51,462
(SOFR + 1.03%), 4.86%,
3/30/2029(d) 50,000 50,195
5.26%, 4/8/2029(b) 75,000 76,184
(SOFR + 0.67%), 4.72%,
6/16/2029(d) 25,000 25,029
(United States SOFR
Compounded Index
+ 0.79%), 4.28%,
1/29/2030(d) 25,000 24,724
(SOFR + 1.34%), 4.63%,
9/11/2030(d) 50,000 49,788
(SOFR + 1.11%), 5.25%,
1/13/2031(d) 25,000 25,378
(United States SOFR
Compounded Index +
1.17%), 4.58%, 9/8/2031(d) 35,000 34,657
(United States SOFR
Compounded Index
+ 1.01%), 5.05%,
6/16/2032(d) 25,000 25,103
6.09%, 10/3/2033 50,000 53,148
Citibank NA ,
5.80%, 9/29/2028(b) 250,000 257,209
Citigroup, Inc. ,
4.45%, 9/29/2027(b) 100,000 99,838

6 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 0.87%), 4.79%,
3/4/2029(b)(d) 100,000 100,240
(SOFR + 1.36%), 5.17%,
2/13/2030(d) 105,000 106,120
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(d) 250,000 245,177
(SOFR + 1.34%), 4.54%,
9/19/2030(d) 100,000 99,298
(SOFR + 1.42%), 2.98%,
11/5/2030(d) 200,000 188,852
(SOFR + 1.15%), 2.67%,
1/29/2031(d) 100,000 92,822
(SOFR + 3.91%), 4.41%,
3/31/2031(d) 175,000 172,485
(SOFR + 2.11%), 2.57%,
6/3/2031(b)(d) 300,000 275,655
(SOFR + 1.17%), 4.50%,
9/11/2031(d) 120,000 118,438
(SOFR + 1.17%), 2.56%,
5/1/2032(d) 245,000 220,252
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 265,000 249,024
(SOFR + 2.09%), 4.91%,
5/24/2033(d) 335,000 333,290
(SOFR + 2.66%), 6.17%,
5/25/2034(d) 145,000 151,308
(SOFR + 1.45%), 5.45%,
6/11/2035(b)(d) 200,000 203,407
(SOFR + 1.83%), 6.02%,
1/24/2036(b)(d) 195,000 200,852
(SOFR + 1.47%), 5.33%,
3/27/2036(d) 155,000 156,118
(SOFR + 1.49%), 5.17%,
9/11/2036(d) 120,000 119,331
(SOFR + 4.55%), 5.32%,
3/26/2041(b)(d) 200,000 197,359
(SOFR + 1.38%), 2.90%,
11/3/2042(b)(d) 300,000 217,962
(SOFR + 1.75%), 5.61%,
3/4/2056(b)(d) 70,000 68,503
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 120,000 110,923
(SOFR + 1.26%), 5.25%,
3/5/2031(d) 25,000 25,267
(SOFR + 1.91%), 5.72%,
7/23/2032(d) 50,000 51,319
(SOFR + 2.33%), 6.65%,
4/25/2035(d) 25,000 26,921
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(d) 40,000 40,267
Cooperatieve Rabobank UA ,
5.25%, 5/24/2041(b) 175,000 172,406
Fifth Third Bancorp ,
(United States SOFR
Compounded Index
+ 2.19%), 6.36%,
10/27/2028(d) 60,000 61,340
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bancorp,
(SOFR + 2.34%), 6.34%,
7/27/2029(d) 106,000 109,540
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(d) 60,000 59,914
(SOFR + 1.84%), 5.63%,
1/29/2032(b)(d) 100,000 102,885
(SOFR + 1.66%), 4.34%,
4/25/2033(d) 40,000 38,574
HSBC Holdings plc ,
(SOFR + 3.35%), 7.39%,
11/3/2028(d) 215,000 222,621
(SOFR + 1.03%), 4.90%,
3/3/2029(d) 200,000 200,760
(SOFR + 1.97%), 6.16%,
3/9/2029(d) 400,000 409,431
(SOFR + 1.29%), 2.21%,
8/17/2029(d) 200,000 189,645
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(d) 200,000 195,130
(SOFR + 1.95%), 2.36%,
8/18/2031(d) 300,000 271,521
(SOFR + 1.19%), 4.62%,
11/6/2031(b)(d) 200,000 197,159
(SOFR + 1.52%), 5.73%,
5/17/2032(b)(d) 200,000 206,241
(SOFR + 2.53%), 4.76%,
3/29/2033(d) 200,000 194,955
(SOFR + 1.56%), 5.45%,
3/3/2036(d) 200,000 201,246
6.50%, 5/2/2036 100,000 106,085
(SOFR + 1.88%), 5.79%,
5/13/2036(b)(d) 200,000 206,190
(SOFR + 1.96%), 5.74%,
9/10/2036(d) 200,000 201,446
(SOFR + 1.43%), 5.13%,
11/6/2036(b)(d) 200,000 196,844
(SOFR + 2.65%), 6.33%,
3/9/2044(b)(d) 200,000 214,078
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(d) 30,000 29,945
(SOFR + 0.99%), 4.62%,
1/28/2032(b)(d) 50,000 49,171
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(d) 175,000 150,987
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.35%),
5.61%, 1/28/2041(d) 25,000 24,510
ING Groep NV ,
4.55%, 10/2/2028(b) 200,000 199,967
(SOFR + 1.77%), 5.55%,
3/19/2035(b)(d) 200,000 203,744
JPMorgan Chase & Co. ,
4.25%, 10/1/2027(b) 500,000 499,427

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 0.93%), 4.98%,
7/22/2028(b)(d) 50,000 50,219
(SOFR + 1.99%), 4.85%,
7/25/2028(d) 180,000 180,523
(SOFR + 0.86%), 4.51%,
10/22/2028(d) 110,000 109,967
(SOFR + 1.02%), 2.07%,
6/1/2029(d) 100,000 95,333
(SOFR + 1.45%), 5.30%,
7/24/2029(d) 85,000 86,107
(SOFR + 1.57%), 6.09%,
10/23/2029(d) 165,000 170,024
(SOFR + 1.31%), 5.01%,
1/23/2030(d) 175,000 176,185
(SOFR + 0.82%), 4.41%,
4/23/2030(d) 100,000 99,149
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(d) 150,000 145,880
(SOFR + 1.75%), 4.57%,
6/14/2030(d) 200,000 199,249
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(b)(d) 300,000 281,769
(SOFR + 1.04%), 4.60%,
10/22/2030(d) 200,000 199,104
(SOFR + 1.01%), 5.14%,
1/24/2031(d) 225,000 227,530
(CME Term SOFR 3
Month + 3.79%), 4.49%,
3/24/2031(d) 300,000 297,362
(SOFR + 2.04%), 2.52%,
4/22/2031(d) 100,000 92,181
(SOFR + 1.44%), 5.10%,
4/22/2031(d) 135,000 136,524
(SOFR + 0.93%), 4.26%,
10/22/2031(d) 135,000 131,976
(SOFR + 0.84%), 4.35%,
1/22/2032(d) 75,000 73,469
(SOFR + 0.99%), 4.62%,
4/23/2032(d) 100,000 98,846
(SOFR + 1.18%), 2.55%,
11/8/2032(d) 210,000 186,760
(SOFR + 1.26%), 2.96%,
1/25/2033(d) 130,000 117,695
(SOFR + 1.80%), 4.59%,
4/26/2033(d) 35,000 34,462
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 115,000 114,863
(SOFR + 2.58%), 5.72%,
9/14/2033(d) 100,000 103,206
(SOFR + 1.85%), 5.35%,
6/1/2034(b)(d) 150,000 152,518
(SOFR + 1.81%), 6.25%,
10/23/2034(d) 135,000 144,490
(SOFR + 1.62%), 5.34%,
1/23/2035(d) 100,000 101,493
(SOFR + 1.49%), 5.77%,
4/22/2035(d) 150,000 156,017
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 150,000 151,557
(SOFR + 1.34%), 4.95%,
10/22/2035(d) 125,000 123,341
(SOFR + 1.32%), 5.50%,
1/24/2036(d) 140,000 143,077
(SOFR + 1.68%), 5.57%,
4/22/2036(d) 235,000 241,589
(SOFR + 1.19%), 4.81%,
10/22/2036(d) 195,000 189,587
(SOFR + 1.07%), 4.90%,
1/22/2037(d) 105,000 102,247
(SOFR + 1.30%), 5.19%,
2/5/2037(d) 50,000 49,175
(SOFR + 1.26%), 5.15%,
4/23/2037(d) 40,000 39,712
6.40%, 5/15/2038 175,000 192,092
(CME Term SOFR 3
Month + 1.62%), 3.88%,
7/24/2038(d) 150,000 132,564
5.60%, 7/15/2041 100,000 101,709
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(d) 125,000 88,633
4.85%, 2/1/2044 150,000 138,502
(SOFR + 1.55%), 5.53%,
11/29/2045(b)(d) 150,000 148,674
(CME Term SOFR 3
Month + 1.84%), 4.26%,
2/22/2048(d) 150,000 124,069
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(d) 100,000 78,626
(SOFR + 2.44%), 3.11%,
4/22/2051(d) 200,000 133,843
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(d) 150,000 103,825
Keybank National Association ,
5.85%, 11/15/2027 250,000 254,020
KeyCorp ,
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(b)
(d) 80,000 85,148
Korea Development Bank
(The) ,
4.38%, 2/15/2033 200,000 197,712
Kreditanstalt fuer
Wiederaufbau ,
3.88%, 6/15/2028 1,200,000 1,193,670
4.63%, 3/18/2030(b) 80,000 81,153
3.75%, 7/15/2030 50,000 49,161
4.13%, 7/15/2033 400,000 394,931
0.00%, 6/29/2037(e) 250,000 152,219
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.87%, 3/6/2029(b)(d) 300,000 305,783

8 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Lloyds Banking Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.68%, 1/5/2035(b)(d) 200,000 205,516
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(b)(d) 300,000 220,009
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(d) 40,000 39,972
(SOFR + 1.40%), 5.18%,
7/8/2031(d) 30,000 30,240
(SOFR + 1.85%), 5.05%,
1/27/2034(b)(d) 88,000 87,249
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.43%),
5.40%, 7/30/2035(d) 25,000 24,955
(SOFR + 1.61%), 5.39%,
1/16/2036(d) 50,000 49,972
Mitsubishi UFJ Financial
Group, Inc. ,
3.74%, 3/7/2029(b) 400,000 392,043
3.20%, 7/18/2029(b) 300,000 287,078
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(d) 300,000 264,457
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(b)(d) 200,000 179,064
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.27%),
5.62%, 4/24/2036(b)(d) 300,000 307,125
3.75%, 7/18/2039 200,000 169,898
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.92%),
4.71%, 7/8/2031(b)(d) 200,000 198,773
(CME Term SOFR 3
Month + 1.77%), 2.20%,
7/10/2031(d) 200,000 180,473
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.75%, 7/6/2034(b)(d) 200,000 207,103
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.07%),
5.32%, 7/8/2036(b)(d) 200,000 200,553
Morgan Stanley Bank NA ,
(SOFR + 0.91%), 5.02%,
1/12/2029(b)(d) 250,000 251,537
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Morgan Stanley Bank NA,
(United States SOFR
Compounded Index
+ 0.97%), 4.79%,
5/10/2030(d) 250,000 250,247
Morgan Stanley Private Bank
NA ,
(SOFR + 0.77%), 4.47%,
7/6/2028(b)(d) 250,000 249,728
(SOFR + 0.78%), 4.20%,
11/17/2028(b)(d) 250,000 248,720
(SOFR + 1.02%), 4.47%,
11/19/2031(d) 250,000 245,720
National Australia Bank Ltd. ,
4.79%, 1/10/2029(b) 250,000 252,732
NatWest Group plc ,
+ 1.75%), 4.89%,
5/18/2029(b)(d) 200,000 200,542
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
5.12%, 5/23/2031(d) 200,000 201,170
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(d) 200,000 207,396
Oesterreichische Kontrollbank
AG ,
4.13%, 1/18/2029(b) 460,000 459,181
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.62%), 5.35%,
12/2/2028(d) 135,000 136,394
3.45%, 4/23/2029 100,000 97,244
(SOFR + 0.68%), 4.62%,
10/26/2029(d) 25,000 24,941
(SOFR + 1.20%), 5.49%,
5/14/2030(d) 100,000 102,111
(SOFR + 1.07%), 5.22%,
1/29/2031(d) 90,000 91,459
(SOFR + 1.33%), 4.90%,
5/13/2031(d) 50,000 50,270
(SOFR + 0.98%), 2.31%,
4/23/2032(b)(d) 75,000 66,868
(SOFR + 1.26%), 4.81%,
10/21/2032(d) 75,000 74,670
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(b)(d) 100,000 105,380
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 125,000 125,104
(SOFR + 1.95%), 5.94%,
8/18/2034(d) 50,000 52,562
(SOFR + 2.28%), 6.88%,
10/20/2034(d) 85,000 93,842
(SOFR + 1.90%), 5.68%,
1/22/2035(d) 100,000 103,051
(SOFR + 1.60%), 5.40%,
7/23/2035(b)(d) 50,000 50,654

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The),
(SOFR + 1.39%), 5.58%,
1/29/2036(d) 50,000 51,258
Regions Financial Corp. ,
(SOFR + 1.49%), 5.72%,
6/6/2030(b)(d) 50,000 51,316
Royal Bank of Canada ,
4.24%, 8/3/2027(b) 90,000 89,940
6.00%, 11/1/2027(b) 46,000 46,982
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(d) 50,000 50,003
(SOFR + 0.70%), 4.00%,
11/3/2028(b)(d) 75,000 74,510
(SOFR + 0.89%), 4.50%,
8/6/2029(d) 100,000 99,668
(SOFR + 0.84%), 4.40%,
4/17/2030(d) 50,000 49,585
(United States SOFR
Compounded Index
+ 1.08%), 4.65%,
10/18/2030(d) 125,000 124,717
(SOFR + 1.03%), 5.15%,
2/4/2031(d) 125,000 126,512
(SOFR + 1.06%), 4.70%,
8/6/2031(b)(d) 75,000 74,650
(SOFR + 0.98%), 4.31%,
11/3/2031(d) 75,000 73,527
(SOFR + 1.01%), 4.61%,
5/3/2032(d) 50,000 49,428
3.88%, 5/4/2032 40,000 38,253
5.00%, 5/2/2033(b) 55,000 55,434
5.15%, 2/1/2034(b) 100,000 101,929
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 78,000 77,914
(SOFR + 2.36%), 6.50%,
3/9/2029(d) 60,000 61,553
(SOFR + 2.70%), 6.57%,
6/12/2029(d) 24,000 24,732
(SOFR + 2.50%), 6.17%,
1/9/2030(d) 40,000 41,089
(SOFR + 1.10%), 5.04%,
6/5/2030(b)(d) 25,000 24,995
(SOFR + 1.88%), 5.74%,
3/20/2031(d) 25,000 25,534
(SOFR + 3.28%), 7.66%,
11/9/2031(d) 25,000 27,359
(SOFR + 1.28%), 5.22%,
6/5/2032(d) 25,000 24,938
(SOFR + 2.14%), 6.34%,
5/31/2035(d) 35,000 36,864
(SOFR + 1.60%), 5.70%,
6/5/2037(d) 25,000 24,980
Santander UK Group Holdings
plc ,
(SOFR + 2.60%), 6.53%,
1/10/2029(d) 200,000 205,283
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Sumitomo Mitsui Financial
Group, Inc. ,
3.36%, 7/12/2027(b) 300,000 297,256
5.72%, 9/14/2028 200,000 204,381
1.90%, 9/17/2028 200,000 188,653
2.75%, 1/15/2030 200,000 186,502
(SOFR + 1.50%), 5.25%,
7/8/2036(b)(d) 200,000 200,145
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.30%),
5.33%, 3/3/2041(d) 200,000 194,723
2.93%, 9/17/2041(b) 300,000 217,486
Toronto-Dominion Bank (The) ,
4.69%, 9/15/2027 90,000 90,316
3.91%, 1/13/2028 120,000 118,952
4.86%, 1/31/2028 50,000 50,227
5.52%, 7/17/2028(b) 75,000 76,437
4.11%, 10/13/2028 50,000 49,481
4.36%, 4/23/2029(b) 25,000 24,866
4.78%, 12/17/2029 50,000 50,405
4.81%, 6/3/2030 75,000 75,352
2.45%, 1/12/2032 100,000 88,794
5.30%, 1/30/2032(b) 50,000 51,083
3.20%, 3/10/2032(b) 75,000 68,986
4.46%, 6/8/2032 55,000 54,064
4.87%, 4/22/2033 25,000 24,815
4.93%, 10/15/2035 25,000 24,560
Truist Financial Corp. ,
1.13%, 8/3/2027(b) 300,000 289,737
(SOFR + 1.44%), 4.87%,
1/26/2029(b)(d) 80,000 80,341
(SOFR + 2.45%), 7.16%,
10/30/2029(d) 30,000 31,598
(SOFR + 1.31%), 5.07%,
5/20/2031(d) 100,000 100,932
Series I, (SOFR + 1.09%),
4.68%, 4/23/2032(d) 35,000 34,547
(SOFR + 2.30%), 6.12%,
10/28/2033(b)(d) 100,000 105,568
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 30,000 29,954
(SOFR + 2.36%), 5.87%,
6/8/2034(d) 45,000 46,813
(SOFR + 1.92%), 5.71%,
1/24/2035(b)(d) 160,000 164,749
(SOFR + 1.40%), 4.96%,
10/23/2036(b)(d) 75,000 72,953
Series I, (SOFR + 1.41%),
5.28%, 4/23/2037(d) 35,000 34,661
US Bancorp ,
(SOFR + 2.02%), 5.78%,
6/12/2029(d) 40,000 40,834
(SOFR + 1.25%), 5.10%,
7/23/2030(b)(d) 115,000 116,414
(SOFR + 1.06%), 5.05%,
2/12/2031(d) 50,000 50,478
(SOFR + 0.87%), 4.48%,
1/26/2032(d) 25,000 24,627
(SOFR + 1.02%), 2.68%,
1/27/2033(d) 100,000 88,953

10 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp,
(SOFR + 2.09%), 5.85%,
10/21/2033(b)(d) 200,000 208,612
(SOFR + 2.26%), 5.84%,
6/12/2034(d) 75,000 78,199
(SOFR + 1.86%), 5.68%,
1/23/2035(d) 100,000 103,249
(SOFR + 1.41%), 5.42%,
2/12/2036(b)(d) 50,000 50,898
(SOFR + 1.10%), 5.03%,
1/26/2037(d) 25,000 24,644
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.25%),
5.72%, 5/20/2041(d) 25,000 25,080
Wells Fargo & Co. ,
4.30%, 7/22/2027 50,000 49,966
(SOFR + 1.98%), 4.81%,
7/25/2028(b)(d) 125,000 125,341
(SOFR + 1.37%), 4.97%,
4/23/2029(d) 225,000 226,098
(SOFR + 0.72%), 4.58%,
5/20/2029(d) 75,000 74,812
(SOFR + 0.88%), 4.08%,
9/15/2029(d) 225,000 221,844
(SOFR + 0.74%), 4.18%,
1/23/2030(d) 60,000 59,214
(SOFR + 1.50%), 5.20%,
1/23/2030(d) 140,000 141,574
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(d) 100,000 94,133
(SOFR + 1.11%), 5.24%,
1/24/2031(d) 95,000 96,298
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(b)(d) 125,000 115,727
(CME Term SOFR 3
Month + 4.03%), 4.48%,
4/4/2031(b)(d) 250,000 247,306
(SOFR + 1.50%), 5.15%,
4/23/2031(d) 200,000 202,099
(SOFR + 0.97%), 4.84%,
5/20/2032(d) 75,000 74,746
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 150,000 137,887
(SOFR + 2.10%), 4.90%,
7/25/2033(d) 175,000 173,889
(SOFR + 2.02%), 5.39%,
4/24/2034(d) 240,000 243,659
(SOFR + 1.99%), 5.56%,
7/25/2034(d) 140,000 143,368
(SOFR + 2.06%), 6.49%,
10/23/2034(d) 140,000 151,108
(SOFR + 1.78%), 5.50%,
1/23/2035(d) 110,000 112,117
(SOFR + 1.38%), 5.21%,
12/3/2035(d) 200,000 199,649
(SOFR + 1.34%), 4.89%,
9/15/2036(d) 225,000 219,513
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.10%), 4.96%,
1/23/2037(b)(d) 100,000 97,628
(SOFR + 2.53%), 3.07%,
4/30/2041(d) 175,000 133,641
4.65%, 11/4/2044 250,000 212,620
4.40%, 6/14/2046(b) 200,000 162,216
(SOFR + 1.23%), 5.43%,
1/23/2047(d) 100,000 96,047
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(d) 225,000 201,627
(SOFR + 2.13%), 4.61%,
4/25/2053(b)(d) 100,000 84,034
Westpac Banking Corp. ,
5.46%, 11/18/2027(b) 200,000 203,002
4.35%, 7/1/2030 75,000 74,761
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(b)(d) 300,000 292,570
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 85,000 75,890
2.96%, 11/16/2040 50,000 37,006
3.13%, 11/18/2041 65,000 48,135
46,455,655
Beverages 0 .5%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 210,000 204,395
4.90%, 2/1/2046(b) 470,000 428,181
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 100,000 88,857
Anheuser-Busch InBev
Worldwide, Inc. ,
4.75%, 1/23/2029 150,000 150,795
3.50%, 6/1/2030(b) 125,000 120,616
5.00%, 6/15/2034 50,000 50,504
4.44%, 10/6/2048 100,000 84,722
5.55%, 1/23/2049 200,000 196,474
4.75%, 4/15/2058 75,000 65,046
5.80%, 1/23/2059(b) 50,000 50,910
Brown-Forman Corp. ,
4.75%, 4/15/2033 40,000 39,544
Coca-Cola Co. (The) ,
3.45%, 3/25/2030 50,000 48,489
2.00%, 3/5/2031(b) 45,000 40,405
2.25%, 1/5/2032(b) 300,000 268,313
5.00%, 5/13/2034 50,000 51,184
2.88%, 5/5/2041 75,000 57,241
3.00%, 3/5/2051(b) 85,000 56,279
2.50%, 3/15/2051 56,000 33,260
5.30%, 5/13/2054 75,000 72,298
5.20%, 1/14/2055(b) 50,000 47,729
5.40%, 5/13/2064 100,000 96,408
Coca-Cola Consolidated, Inc. ,
5.25%, 6/1/2029 50,000 50,921
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030 150,000 140,352

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Constellation Brands, Inc. ,
4.80%, 1/15/2029 25,000 25,066
2.88%, 5/1/2030(b) 100,000 93,417
4.80%, 5/1/2030 25,000 25,077
2.25%, 8/1/2031(b) 105,000 92,672
4.90%, 5/1/2033 60,000 59,308
4.95%, 11/1/2035 25,000 24,325
Diageo Capital plc ,
2.00%, 4/29/2030(b) 200,000 181,681
Diageo Investment Corp. ,
7.45%, 4/15/2035(b) 150,000 175,211
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050(b) 150,000 108,982
Keurig Dr Pepper, Inc. ,
4.35%, 5/15/2028 25,000 24,885
4.60%, 5/25/2028 54,000 53,958
5.05%, 3/15/2029 25,000 25,185
3.95%, 4/15/2029 50,000 48,959
3.20%, 5/1/2030(b) 100,000 94,072
4.60%, 5/15/2030 25,000 24,718
Series 10, 5.20%, 3/15/2031 100,000 100,987
4.05%, 4/15/2032 50,000 47,444
5.30%, 3/15/2034(b) 100,000 100,254
5.15%, 5/15/2035 25,000 24,707
4.50%, 4/15/2052 50,000 40,136
Molson Coors Beverage Co. ,
5.50%, 7/8/2036(b) 25,000 25,127
5.00%, 5/1/2042(b) 75,000 68,179
4.20%, 7/15/2046 50,000 39,896
Pepsico Singapore Financing I
Pte. Ltd. ,
4.55%, 2/16/2029 25,000 25,087
4.70%, 2/16/2034 25,000 24,833
PepsiCo, Inc. ,
3.00%, 10/15/2027(b) 300,000 295,673
4.45%, 2/7/2028 25,000 25,063
3.60%, 2/18/2028 25,000 24,730
4.10%, 1/15/2029 50,000 49,712
4.50%, 7/17/2029 50,000 50,155
4.60%, 2/7/2030 25,000 25,198
2.75%, 3/19/2030(b) 200,000 188,419
1.40%, 2/25/2031(b) 125,000 109,121
3.90%, 7/18/2032(b) 35,000 33,841
4.45%, 2/15/2033 60,000 59,583
4.80%, 7/17/2034 50,000 50,238
5.00%, 7/23/2035(b) 50,000 50,340
2.63%, 10/21/2041 50,000 35,918
4.45%, 4/14/2046 50,000 43,563
2.88%, 10/15/2049 50,000 32,665
3.63%, 3/19/2050 75,000 55,994
2.75%, 10/21/2051 50,000 31,085
4.65%, 2/15/2053 60,000 52,954
5.25%, 7/17/2054(b) 50,000 48,229
5,259,570
Biotechnology 0 .4%
AbbVie, Inc. ,
3.78%, 3/3/2028 40,000 39,600
4.80%, 3/15/2029 50,000 50,388
3.20%, 11/21/2029(b) 125,000 119,693
4.88%, 3/15/2030(b) 100,000 101,101
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
AbbVie, Inc.,
4.13%, 3/15/2031 30,000 29,356
4.95%, 3/15/2031 95,000 96,346
4.40%, 3/15/2033(b) 50,000 48,923
5.05%, 3/15/2034 25,000 25,270
4.55%, 3/15/2035 120,000 116,384
4.50%, 5/14/2035 175,000 168,611
4.75%, 3/15/2036 35,000 34,242
4.05%, 11/21/2039 180,000 158,616
4.40%, 11/6/2042 125,000 109,892
5.35%, 3/15/2044 55,000 53,731
4.75%, 3/15/2045 143,000 129,119
4.70%, 5/14/2045 132,000 118,302
4.88%, 11/14/2048 75,000 67,397
4.25%, 11/21/2049(b) 175,000 142,859
5.40%, 3/15/2054(b) 90,000 86,487
5.60%, 3/15/2055 40,000 39,654
5.50%, 3/15/2064 45,000 43,278
5.65%, 3/15/2066 45,000 44,372
Amgen, Inc. ,
3.20%, 11/2/2027 100,000 98,473
5.15%, 3/2/2028(b) 90,000 90,858
1.65%, 8/15/2028 200,000 188,478
2.45%, 2/21/2030 100,000 92,743
5.25%, 3/2/2030 125,000 127,361
3.35%, 2/22/2032 55,000 51,036
4.20%, 3/1/2033 95,000 91,271
3.15%, 2/21/2040 100,000 77,967
2.80%, 8/15/2041 50,000 36,219
5.60%, 3/2/2043 190,000 188,856
4.40%, 5/1/2045 150,000 127,078
5.50%, 2/19/2046(b) 25,000 24,248
4.56%, 6/15/2048 174,000 147,347
4.66%, 6/15/2051 118,000 100,258
3.00%, 1/15/2052(b) 25,000 16,094
4.20%, 2/22/2052 25,000 19,654
4.88%, 3/1/2053(b) 55,000 47,867
5.65%, 3/2/2053 155,000 150,862
4.40%, 2/22/2062(b) 115,000 89,973
Biogen, Inc. ,
2.25%, 5/1/2030(b) 125,000 114,105
3.15%, 5/1/2050(b) 80,000 52,090
3.25%, 2/15/2051 70,000 46,083
Gilead Sciences, Inc. ,
4.40%, 5/20/2029 25,000 24,946
4.80%, 11/15/2029 45,000 45,448
1.65%, 10/1/2030 65,000 57,638
4.90%, 5/20/2034 25,000 24,957
4.00%, 9/1/2036 50,000 45,799
5.65%, 12/1/2041 75,000 76,434
4.80%, 4/1/2044 50,000 45,563
4.75%, 3/1/2046 125,000 111,927
4.15%, 3/1/2047 125,000 102,259
5.55%, 10/15/2053(b) 45,000 44,426
5.50%, 11/15/2054 25,000 24,430
5.60%, 11/15/2064(b) 25,000 24,587
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 65,000 39,578
4,470,534

12 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail 0 .4%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027 200,000 197,364
4.00%, 12/6/2037 200,000 180,370
4.20%, 12/6/2047(b) 200,000 163,953
Amazon.com, Inc. ,
4.55%, 12/1/2027 100,000 100,409
3.85%, 3/13/2028 100,000 99,303
3.90%, 11/20/2028 125,000 123,683
4.00%, 3/13/2029(b) 100,000 98,931
3.45%, 4/13/2029 80,000 78,067
4.65%, 12/1/2029 80,000 80,547
1.50%, 6/3/2030(b) 125,000 111,808
4.10%, 11/20/2030(b) 150,000 147,420
4.25%, 3/13/2031 130,000 128,005
2.10%, 5/12/2031(b) 150,000 133,677
3.60%, 4/13/2032 70,000 66,337
4.70%, 12/1/2032 80,000 80,389
4.55%, 3/13/2033 60,000 59,022
4.35%, 3/20/2033 110,000 107,072
4.80%, 12/5/2034 100,000 100,243
4.65%, 11/20/2035 190,000 184,769
4.88%, 3/13/2036 120,000 118,128
3.88%, 8/22/2037(b) 125,000 111,833
2.88%, 5/12/2041 125,000 92,568
5.65%, 3/13/2046 75,000 74,245
4.05%, 8/22/2047 100,000 79,198
2.50%, 6/3/2050 100,000 57,832
3.10%, 5/12/2051 125,000 81,191
3.95%, 4/13/2052(b) 140,000 106,292
5.45%, 11/20/2055 100,000 94,549
5.80%, 3/13/2056(b) 185,000 183,820
4.25%, 8/22/2057 100,000 77,512
2.70%, 6/3/2060 50,000 27,107
3.25%, 5/12/2061 50,000 30,732
4.10%, 4/13/2062 100,000 74,030
5.55%, 11/20/2065 150,000 140,155
5.95%, 3/13/2066 50,000 49,713
6.05%, 3/13/2076(b) 100,000 99,698
eBay, Inc. ,
4.25%, 3/6/2029 25,000 24,713
2.70%, 3/11/2030 38,000 35,272
5.13%, 11/6/2035 25,000 24,660
3.65%, 5/10/2051 50,000 36,345
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 193,179
4,054,141
Building Products 0 .1%
Amrize Finance US LLC ,
4.70%, 4/7/2028 25,000 25,035
5.40%, 4/7/2035 50,000 50,736
Carlisle Cos., Inc. ,
2.75%, 3/1/2030(b) 74,000 69,101
2.20%, 3/1/2032 100,000 86,397
Carrier Global Corp. ,
2.72%, 2/15/2030 50,000 46,751
3.58%, 4/5/2050(b) 135,000 98,278
CRH America Finance, Inc. ,
5.00%, 2/9/2036 100,000 97,803
Fortune Brands Innovations,
Inc. ,
4.00%, 3/25/2032 50,000 47,361
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Fortune Brands Innovations,
Inc.,
4.50%, 3/25/2052(b) 30,000 24,276
Johnson Controls International
plc ,
5.50%, 4/19/2029 25,000 25,576
1.75%, 9/15/2030 100,000 88,931
4.63%, 7/2/2044(f) 25,000 22,193
4.50%, 2/15/2047 50,000 42,752
Masco Corp. ,
3.13%, 2/15/2051 60,000 38,855
Owens Corning ,
5.70%, 6/15/2034(b) 35,000 36,176
4.30%, 7/15/2047(b) 100,000 81,346
Trane Technologies Financing
Ltd. ,
4.50%, 3/21/2049 100,000 85,388
966,955
Capital Markets 1 .6%
Ameriprise Financial, Inc. ,
5.70%, 12/15/2028 25,000 25,661
4.80%, 6/15/2031 25,000 24,997
4.50%, 5/13/2032 50,000 49,266
5.20%, 4/15/2035 50,000 49,806
5.35%, 6/15/2036 25,000 24,907
Apollo Debt Solutions BDC ,
5.88%, 8/30/2030 25,000 24,738
6.70%, 7/29/2031(b) 50,000 50,968
6.55%, 3/15/2032(b) 50,000 50,428
Ares Capital Corp. ,
5.88%, 3/1/2029(b) 35,000 35,277
5.95%, 7/15/2029 50,000 50,502
5.50%, 9/1/2030 45,000 44,446
5.10%, 1/15/2031 25,000 24,184
3.20%, 11/15/2031 50,000 43,873
5.80%, 3/8/2032(b) 50,000 49,548
Ares Management Corp. ,
5.60%, 10/11/2054(b) 25,000 22,646
Ares Strategic Income Fund ,
5.45%, 9/9/2028 25,000 24,756
4.85%, 1/15/2029 25,000 24,491
5.60%, 2/15/2030 60,000 58,963
5.80%, 9/9/2030 25,000 24,628
5.15%, 1/15/2031 25,000 23,870
6.20%, 3/21/2032(b) 50,000 49,446
Bank of New York Mellon
Corp. (The) ,
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(d) 25,000 25,435
Series J, 1.90%, 1/25/2029 50,000 46,909
(SOFR + 1.17%), 4.54%,
2/1/2029(d) 50,000 50,045
3.85%, 4/26/2029 90,000 88,750
(SOFR + 1.60%), 6.32%,
10/25/2029(b)(d) 75,000 77,734
(SOFR + 0.63%), 4.03%,
1/22/2030(d) 30,000 29,582
(SOFR + 0.89%), 4.94%,
2/11/2031(d) 50,000 50,426

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
1.80%, 7/28/2031 100,000 87,246
(SOFR + 0.90%), 4.54%,
4/23/2032(d) 25,000 24,760
(SOFR + 1.42%), 4.29%,
6/13/2033(d) 40,000 38,828
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(d) 55,000 57,779
(SOFR + 1.51%), 4.71%,
2/1/2034(d) 75,000 73,772
Series J, (SOFR + 1.61%),
4.97%, 4/26/2034(b)(d) 30,000 29,966
(SOFR + 1.85%), 6.47%,
10/25/2034(d) 35,000 38,060
(SOFR + 1.42%), 5.19%,
3/14/2035(b)(d) 50,000 50,477
(SOFR + 1.25%), 5.23%,
11/20/2035(d) 50,000 50,675
(SOFR + 1.18%), 5.09%,
4/23/2037(d) 25,000 24,769
(SOFR + 1.77%), 5.61%,
7/21/2039(d) 25,000 25,501
BGC Group, Inc. ,
6.60%, 6/10/2029 25,000 25,776
6.15%, 4/2/2030 25,000 25,510
Blackstone Private Credit
Fund ,
7.30%, 11/27/2028 25,000 25,794
5.95%, 7/16/2029 25,000 25,009
5.60%, 11/22/2029 50,000 49,326
5.05%, 9/10/2030 25,000 23,923
6.25%, 1/25/2031 25,000 25,020
6.00%, 11/22/2034 50,000 48,127
Blackstone Reg Finance Co.
LLC ,
4.30%, 11/3/2030 45,000 44,205
5.00%, 12/6/2034 25,000 24,584
4.95%, 2/15/2036(b) 35,000 33,970
Blackstone Secured Lending
Fund ,
5.88%, 11/15/2027 25,000 25,178
2.85%, 9/30/2028 50,000 47,236
5.30%, 6/30/2030(b) 25,000 24,312
5.13%, 1/31/2031 25,000 23,946
Blue Owl Capital Corp. ,
2.88%, 6/11/2028(b) 230,000 217,722
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029 125,000 125,804
5.80%, 3/15/2030 75,000 73,072
6.55%, 10/15/2031(c) 25,000 24,888
Blue Owl Finance LLC ,
6.25%, 4/18/2034(b) 100,000 97,904
Brookfield Asset Management
Ltd. ,
4.65%, 11/15/2030(b) 25,000 24,673
4.83%, 4/15/2031 25,000 24,765
5.80%, 4/24/2035(b) 25,000 25,505
5.30%, 1/15/2036 50,000 48,746
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Brookfield Asset Management
Ltd.,
6.08%, 9/15/2055(b) 25,000 25,104
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 135,604
Brookfield Finance, Inc. ,
3.90%, 1/25/2028 40,000 39,529
5.68%, 1/15/2035 50,000 50,819
3.50%, 3/30/2051 35,000 23,829
3.63%, 2/15/2052 15,000 10,383
Carlyle Group, Inc. (The) ,
5.05%, 9/19/2035 45,000 43,080
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030 50,000 43,715
Charles Schwab Corp. (The) ,
(SOFR + 2.21%), 5.64%,
5/19/2029(d) 300,000 305,679
(SOFR + 1.88%), 6.20%,
11/17/2029(d) 75,000 77,571
(SOFR + 0.78%), 4.74%,
5/21/2030(d) 25,000 25,047
(SOFR + 0.94%), 4.34%,
11/14/2031(d) 55,000 54,090
1.95%, 12/1/2031 100,000 87,029
(SOFR + 2.01%), 6.14%,
8/24/2034(b)(d) 120,000 127,493
(SOFR + 1.23%), 4.91%,
11/14/2036(d) 50,000 48,788
(SOFR + 1.28%), 5.49%,
5/21/2037(d) 25,000 25,337
CI Financial Corp. ,
4.10%, 6/15/2051 30,000 20,191
CME Group, Inc. ,
4.40%, 3/15/2030 25,000 24,882
2.65%, 3/15/2032 50,000 45,159
5.30%, 9/15/2043 80,000 78,943
Deutsche Bank AG ,
(SOFR + 3.18%), 6.72%,
1/18/2029(b)(d) 300,000 309,013
(SOFR + 1.70%), 5.00%,
9/11/2030(d) 150,000 150,577
(SOFR + 1.72%), 3.04%,
5/28/2032(d) 150,000 136,528
(SOFR + 2.26%), 3.74%,
1/7/2033(d) 200,000 183,348
FactSet Research Systems,
Inc. ,
3.45%, 3/1/2032(b) 25,000 22,515
Franklin Resources, Inc. ,
1.60%, 10/30/2030 50,000 44,000
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.73%), 4.48%,
8/23/2028(d) 200,000 199,810
(SOFR + 0.71%), 4.15%,
1/21/2029(d) 240,000 237,934
(CME Term SOFR 3
Month + 1.56%), 4.22%,
5/1/2029(d) 200,000 198,263
(SOFR + 0.90%), 4.15%,
10/21/2029(d) 100,000 98,590

14 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.77%), 6.48%,
10/24/2029(d) 125,000 129,664
(SOFR + 0.99%), 4.59%,
4/20/2030(d) 100,000 99,436
(SOFR + 1.27%), 5.73%,
4/25/2030(b)(d) 150,000 153,724
(SOFR + 1.21%), 5.05%,
7/23/2030(d) 125,000 125,732
(SOFR + 1.14%), 4.69%,
10/23/2030(d) 110,000 109,478
(SOFR + 1.08%), 5.21%,
1/28/2031(d) 100,000 101,077
(SOFR + 1.58%), 5.22%,
4/23/2031(d) 50,000 50,498
(SOFR + 1.06%), 4.37%,
10/21/2031(d) 200,000 195,607
(SOFR + 0.96%), 4.52%,
1/21/2032(d) 150,000 147,169
(SOFR + 1.28%), 2.62%,
4/22/2032(d) 165,000 148,185
(SOFR + 1.03%), 4.97%,
6/3/2032(d) 125,000 124,928
(SOFR + 1.25%), 2.38%,
7/21/2032(d) 105,000 92,800
(SOFR + 1.26%), 2.65%,
10/21/2032(d) 90,000 80,096
(SOFR + 1.41%), 3.10%,
2/24/2033(d) 45,000 40,758
(SOFR + 1.34%), 5.09%,
4/20/2034(b)(d) 100,000 99,599
(SOFR + 1.95%), 6.56%,
10/24/2034(d) 75,000 81,140
(SOFR + 1.55%), 5.33%,
7/23/2035(d) 150,000 150,509
(SOFR + 1.42%), 5.02%,
10/23/2035(b)(d) 275,000 270,123
(SOFR + 1.38%), 5.54%,
1/28/2036(d) 100,000 101,558
(SOFR + 1.33%), 4.94%,
10/21/2036(d) 200,000 194,211
(SOFR + 1.19%), 5.07%,
1/21/2037(d) 170,000 165,980
(SOFR + 1.31%), 5.43%,
6/3/2037(d) 65,000 65,223
6.75%, 10/1/2037 200,000 218,108
(CME Term SOFR 3
Month + 1.63%), 4.02%,
10/31/2038(d) 150,000 131,617
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(d) 150,000 135,648
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.18%),
5.39%, 2/2/2041(d) 75,000 73,059
(SOFR + 1.51%), 3.21%,
4/22/2042(d) 150,000 113,320
(SOFR + 1.47%), 2.91%,
7/21/2042(d) 100,000 72,347
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(SOFR + 1.63%), 3.44%,
2/24/2043(d) 185,000 141,523
4.80%, 7/8/2044(b) 125,000 112,090
(SOFR + 1.58%), 5.56%,
11/19/2045(b)(d) 125,000 121,475
(SOFR + 1.32%), 5.54%,
1/21/2047(d) 150,000 145,085
(SOFR + 1.70%), 5.73%,
1/28/2056(d) 80,000 78,704
Goldman Sachs Private Credit
Corp. ,
5.88%, 5/6/2028 25,000 25,130
6.25%, 5/6/2030 25,000 25,330
Intercontinental Exchange,
Inc. ,
4.35%, 6/15/2029 75,000 74,327
2.10%, 6/15/2030 90,000 81,581
5.25%, 6/15/2031 50,000 51,102
4.25%, 9/21/2048(b) 75,000 61,420
3.00%, 6/15/2050 75,000 48,803
4.95%, 6/15/2052(b) 70,000 63,209
3.00%, 9/15/2060 95,000 55,546
5.20%, 6/15/2062(b) 30,000 27,093
Janus Henderson US
Holdings, Inc. ,
5.45%, 9/10/2034 25,000 25,235
Jefferies Financial Group, Inc. ,
5.13%, 4/28/2031 25,000 24,678
2.63%, 10/15/2031(b) 50,000 43,552
6.20%, 4/14/2034 125,000 127,939
5.50%, 2/15/2036 25,000 24,125
KKR & Co., Inc. ,
5.10%, 8/7/2035(b) 50,000 48,369
Lazard Group LLC ,
5.63%, 8/1/2035 25,000 25,080
LPL Holdings, Inc. ,
6.00%, 5/20/2034 50,000 51,147
5.65%, 3/15/2035 50,000 49,691
Main Street Capital Corp. ,
6.95%, 3/1/2029 25,000 25,708
Moody's Corp. ,
3.25%, 1/15/2028 25,000 24,620
2.00%, 8/19/2031(b) 60,000 52,775
5.00%, 8/5/2034 50,000 50,010
2.75%, 8/19/2041 50,000 35,576
3.25%, 5/20/2050 35,000 23,503
3.10%, 11/29/2061 20,000 11,958
Morgan Stanley ,
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(b)(d) 300,000 295,923
(SOFR + 1.73%), 5.12%,
2/1/2029(d) 90,000 90,547
(SOFR + 1.38%), 4.99%,
4/12/2029(d) 40,000 40,217
(SOFR + 1.63%), 5.45%,
7/20/2029(d) 35,000 35,463
Series I, (SOFR + 0.91%),
4.13%, 10/18/2029(d) 60,000 59,181

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.83%), 6.41%,
11/1/2029(d) 70,000 72,466
(SOFR + 0.80%), 4.24%,
1/9/2030(d) 85,000 83,890
(United States SOFR
Compounded Index
+ 0.96%), 4.56%,
4/10/2030(d) 100,000 99,366
Series I, (SOFR + 1.07%),
4.36%, 10/22/2031(d) 150,000 146,660
(SOFR + 0.95%), 4.49%,
1/16/2032(d) 90,000 88,251
(SOFR + 1.20%), 4.71%,
3/12/2032(d) 125,000 123,455
(United States SOFR
Compounded Index
+ 1.18%), 4.81%,
4/16/2032(d) 60,000 59,534
(SOFR + 1.02%), 1.93%,
4/28/2032(d) 500,000 434,727
(SOFR + 1.18%), 2.24%,
7/21/2032(d) 500,000 438,631
(SOFR + 1.20%), 2.51%,
10/20/2032(d) 275,000 243,105
(SOFR + 1.29%), 2.94%,
1/21/2033(d) 70,000 62,943
(SOFR + 2.56%), 6.34%,
10/18/2033(b)(d) 130,000 138,592
(SOFR + 1.87%), 5.25%,
4/21/2034(d) 150,000 150,944
(SOFR + 1.88%), 5.42%,
7/21/2034(d) 160,000 162,482
(SOFR + 2.05%), 6.63%,
11/1/2034(d) 115,000 124,794
(SOFR + 1.58%), 5.83%,
4/19/2035(d) 360,000 373,487
(SOFR + 1.42%), 5.59%,
1/18/2036(d) 125,000 127,635
(SOFR + 1.76%), 5.66%,
4/17/2036(b)(d) 100,000 102,659
(SOFR + 1.36%), 2.48%,
9/16/2036(d) 150,000 130,123
Series I, (SOFR + 1.31%),
4.89%, 10/22/2036(d) 155,000 150,110
(SOFR + 1.18%), 5.07%,
1/30/2037(d) 100,000 97,793
(United States SOFR
Compounded Index
+ 1.41%), 5.30%,
4/10/2037(d) 40,000 39,801
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(d) 90,000 92,598
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
5.31%, 1/18/2041(d) 30,000 29,237
(SOFR + 1.49%), 3.22%,
4/22/2042(d) 150,000 114,535
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
4.30%, 1/27/2045(b) 100,000 84,290
(SOFR + 1.78%), 5.90%,
3/13/2047(b)(d) 125,000 126,336
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(d) 100,000 98,045
(SOFR + 1.43%), 2.80%,
1/25/2052(d) 105,000 65,217
(SOFR + 1.71%), 5.52%,
11/19/2055(b)(d) 135,000 130,381
MSCI, Inc. ,
5.25%, 9/1/2035(b) 25,000 24,471
5.15%, 3/15/2036 25,000 24,200
MSD Investment Corp. ,
6.25%, 5/31/2030 25,000 24,744
Nasdaq, Inc. ,
1.65%, 1/15/2031 50,000 43,919
5.55%, 2/15/2034 28,000 28,804
3.95%, 3/7/2052 165,000 123,963
Nomura Holdings, Inc. ,
5.61%, 7/6/2029 200,000 204,071
3.10%, 1/16/2030 200,000 187,999
2.61%, 7/14/2031 200,000 178,455
5.17%, 7/14/2031 200,000 200,487
Northern Trust Corp. ,
4.15%, 11/19/2030 30,000 29,567
6.13%, 11/2/2032 80,000 85,569
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.05%),
5.12%, 11/19/2040(d) 25,000 24,443
Oaktree Specialty Lending
Corp. ,
7.10%, 2/15/2029 100,000 102,000
Raymond James Financial,
Inc. ,
4.90%, 9/11/2035 25,000 24,380
4.95%, 7/15/2046(b) 125,000 111,661
S&P Global, Inc. ,
2.95%, 3/1/2029(b)(f) 100,000 96,020
2.50%, 12/1/2029(b) 80,000 74,802
4.25%, 1/15/2031(c) 25,000 24,479
3.25%, 12/1/2049 65,000 45,204
3.70%, 3/1/2052(b) 69,000 51,147
2.30%, 8/15/2060 40,000 19,634
Sixth Street Lending Partners ,
5.75%, 1/15/2030 50,000 49,676
6.13%, 7/15/2030 50,000 50,277
State Street Corp. ,
4.33%, 10/22/2027 75,000 75,019
4.54%, 2/28/2028 50,000 50,190
(SOFR + 1.72%), 5.82%,
11/4/2028(b)(d) 60,000 61,068
(SOFR + 1.48%), 5.68%,
11/21/2029(d) 75,000 76,957
2.20%, 3/3/2031(b) 74,000 66,166
(SOFR + 0.91%), 4.56%,
4/23/2032(d) 25,000 24,714
(SOFR + 1.00%), 2.62%,
2/7/2033(d) 20,000 17,833

16 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
State Street Corp.,
(SOFR + 1.57%), 4.82%,
1/26/2034(d) 110,000 109,146
(SOFR + 1.49%), 3.03%,
11/1/2034(d) 100,000 93,951
(SOFR + 1.22%), 4.78%,
10/23/2036(d) 50,000 48,571
(SOFR + 1.20%), 5.09%,
4/24/2037(d) 25,000 24,774
UBS Group AG ,
4.88%, 5/15/2045 400,000 363,602
18,439,319
Chemicals 0 .3%
Air Products and Chemicals,
Inc. ,
4.60%, 2/8/2029 25,000 25,087
2.05%, 5/15/2030 45,000 40,987
4.75%, 2/8/2031 100,000 100,612
2.70%, 5/15/2040 65,000 48,101
2.80%, 5/15/2050 40,000 25,261
Cabot Corp. ,
5.00%, 6/30/2032 30,000 29,940
CF Industries, Inc. ,
5.15%, 3/15/2034(b) 150,000 148,741
5.30%, 11/26/2035(b) 50,000 49,823
Dow Chemical Co. (The) ,
4.80%, 1/15/2031 50,000 49,253
6.30%, 3/15/2033(b) 25,000 26,258
5.15%, 2/15/2034(b) 25,000 24,521
5.35%, 3/15/2035(b) 50,000 49,200
5.65%, 3/15/2036(b) 50,000 49,744
4.38%, 11/15/2042 125,000 100,807
4.80%, 5/15/2049 100,000 80,012
6.90%, 5/15/2053(b) 25,000 26,112
5.60%, 2/15/2054(b) 25,000 22,153
5.95%, 3/15/2055 20,000 18,582
DuPont de Nemours, Inc. ,
4.73%, 11/15/2028(b)(c) 172,000 171,920
5.42%, 11/15/2048 65,000 61,290
Eastman Chemical Co. ,
5.00%, 8/1/2029 50,000 50,287
4.50%, 2/20/2031 25,000 24,524
5.75%, 3/8/2033(b) 35,000 36,194
4.65%, 10/15/2044(b) 75,000 64,105
Ecolab, Inc. ,
5.25%, 1/15/2028 75,000 75,931
4.60%, 6/15/2029 25,000 25,038
1.30%, 1/30/2031 25,000 21,555
4.80%, 6/15/2031(b) 25,000 25,111
5.15%, 6/15/2033 25,000 25,344
5.35%, 6/15/2036 25,000 25,428
2.13%, 8/15/2050 150,000 81,008
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048(b) 70,000 61,848
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 47,000 52,000
LYB International Finance III
LLC ,
2.25%, 10/1/2030 135,000 120,624
5.63%, 5/15/2033 40,000 40,313
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
LYB International Finance III
LLC,
4.20%, 10/15/2049(b) 100,000 72,720
4.20%, 5/1/2050 60,000 43,602
LyondellBasell Industries NV ,
4.63%, 2/26/2055 50,000 38,143
Mosaic Co. (The) ,
4.05%, 11/15/2027(b) 250,000 248,303
Nutrien Ltd. ,
4.90%, 3/27/2028 25,000 25,107
4.85%, 5/29/2031 25,000 24,976
5.25%, 3/12/2032(b) 50,000 50,830
5.40%, 6/21/2034 50,000 50,683
5.35%, 5/29/2036 25,000 24,944
5.88%, 12/1/2036 100,000 103,688
5.25%, 1/15/2045 104,000 97,405
PPG Industries, Inc. ,
2.80%, 8/15/2029 50,000 47,388
4.38%, 3/15/2031 25,000 24,563
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 40,543
Sherwin-Williams Co. (The) ,
4.30%, 8/15/2028(b) 50,000 49,736
2.95%, 8/15/2029 50,000 47,626
4.50%, 8/15/2030 50,000 49,590
4.50%, 6/1/2047 100,000 84,091
2.90%, 3/15/2052 80,000 49,492
Westlake Corp. ,
2.88%, 8/15/2041 75,000 51,557
4.38%, 11/15/2047 45,000 34,906
6.38%, 11/15/2055 25,000 24,687
3,162,294
Commercial Services & Supplies 0 .2%
Cintas Corp. No. 2 ,
4.20%, 5/1/2028 25,000 24,913
4.00%, 5/1/2032 40,000 38,539
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 14,864
Mobility Global, Inc. ,
5.05%, 6/15/2029(c) 25,000 25,043
5.45%, 6/15/2031(c) 25,000 25,270
6.05%, 6/15/2036(c) 25,000 25,283
RELX Capital, Inc. ,
4.00%, 3/18/2029(b) 100,000 98,362
4.75%, 3/27/2030 25,000 25,042
Republic Services, Inc. ,
3.38%, 11/15/2027 100,000 98,798
4.88%, 4/1/2029 25,000 25,228
5.00%, 11/15/2029 25,000 25,318
4.75%, 7/15/2030 40,000 40,235
1.45%, 2/15/2031(b) 165,000 143,284
4.75%, 7/15/2031 25,000 25,055
5.20%, 11/15/2034 45,000 45,761
5.00%, 7/15/2036 25,000 24,819
6.20%, 3/1/2040 70,000 75,745
Rollins, Inc. ,
5.25%, 2/24/2035 25,000 24,969
Veralto Corp. ,
5.35%, 9/18/2028 50,000 50,692
4.85%, 1/15/2032 25,000 24,960

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Veralto Corp.,
5.45%, 9/18/2033 25,000 25,636
Waste Connections, Inc. ,
4.25%, 12/1/2028 100,000 99,371
3.20%, 6/1/2032 50,000 45,918
5.25%, 9/1/2035(b) 45,000 45,618
4.80%, 7/15/2036 25,000 24,327
2.95%, 1/15/2052(b) 70,000 44,921
Waste Management, Inc. ,
4.95%, 7/3/2027 40,000 40,262
4.88%, 2/15/2029 75,000 75,776
2.00%, 6/1/2029(b) 35,000 32,669
4.63%, 2/15/2030 50,000 50,146
4.65%, 3/15/2030 75,000 75,234
4.95%, 7/3/2031 35,000 35,487
4.63%, 2/15/2033 50,000 49,668
2.95%, 6/1/2041 85,000 64,093
4.15%, 7/15/2049(b) 100,000 81,706
5.35%, 10/15/2054(b) 60,000 57,953
1,730,965
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
4.85%, 2/26/2029(b) 125,000 126,327
4.95%, 2/26/2031 168,000 170,767
4.95%, 2/24/2032 75,000 75,930
5.05%, 2/26/2034 30,000 30,254
5.10%, 2/24/2035(b) 50,000 50,509
5.50%, 1/15/2040 100,000 101,871
5.30%, 2/26/2054(b) 70,000 66,107
5.50%, 2/24/2055 35,000 34,180
5.35%, 2/26/2064 50,000 46,755
Motorola Solutions, Inc. ,
5.00%, 4/15/2029 25,000 25,271
2.30%, 11/15/2030(b) 300,000 270,617
5.40%, 4/15/2034(b) 25,000 25,309
5.55%, 8/15/2035 25,000 25,448
1,049,345
Construction & Engineering 0 .0%
†
MasTec, Inc. ,
5.90%, 6/15/2029 25,000 25,725
Quanta Services, Inc. ,
4.75%, 8/9/2027 50,000 50,127
2.90%, 10/1/2030 25,000 23,257
4.50%, 1/15/2031 25,000 24,695
5.10%, 8/9/2035 25,000 24,834
3.05%, 10/1/2041 55,000 40,782
189,420
Construction Materials 0 .1%
Eagle Materials, Inc. ,
2.50%, 7/1/2031(b) 65,000 58,074
5.00%, 3/15/2036 25,000 24,180
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 300,000 277,128
2.40%, 7/15/2031 25,000 22,259
5.15%, 12/1/2034 30,000 29,998
3.20%, 7/15/2051 50,000 33,196
Vulcan Materials Co. ,
5.35%, 12/1/2034(b) 75,000 76,175
Corporate Bonds
Principal
Amount ($) Value ($)
Construction Materials
Vulcan Materials Co.,
4.50%, 6/15/2047 75,000 64,212
585,222
Consumer Finance 0 .8%
AerCap Ireland Capital DAC ,
3.88%, 1/23/2028 250,000 246,992
3.00%, 10/29/2028 300,000 288,770
3.40%, 10/29/2033 150,000 133,334
3.85%, 10/29/2041(b) 150,000 120,786
Ally Financial, Inc. ,
7.10%, 11/15/2027 100,000 102,965
2.20%, 11/2/2028 165,000 155,798
(SOFR + 2.82%), 6.85%,
1/3/2030(d) 50,000 51,982
(SOFR + 1.78%), 5.55%,
7/31/2033(d) 50,000 49,587
(SOFR + 2.29%), 6.18%,
7/26/2035(b)(d) 40,000 40,658
American Express Co. ,
5.85%, 11/5/2027 95,000 96,800
(SOFR + 0.93%), 5.04%,
7/26/2028(d) 45,000 45,256
(SOFR + 0.58%), 4.01%,
2/9/2029(d) 50,000 49,558
(SOFR + 0.81%), 4.35%,
7/20/2029(d) 125,000 124,361
(SOFR + 0.81%), 4.44%,
5/3/2030(d) 45,000 44,722
(SOFR + 1.94%), 6.49%,
10/30/2031(d) 50,000 53,328
(SOFR + 0.87%), 4.46%,
2/10/2032(d) 40,000 39,410
(SOFR + 2.26%), 4.99%,
5/26/2033(d) 25,000 24,863
(SOFR + 1.22%), 4.92%,
7/20/2033(d) 55,000 54,970
(SOFR + 1.76%), 4.42%,
8/3/2033(d) 80,000 77,854
(SOFR + 1.84%), 5.04%,
5/1/2034(d) 120,000 120,194
(SOFR + 1.42%), 5.28%,
7/26/2035(d) 105,000 106,062
(United States SOFR
Compounded Index
+ 1.32%), 5.44%,
1/30/2036(d) 75,000 76,531
(SOFR + 1.79%), 5.67%,
4/25/2036(b)(d) 75,000 77,680
(SOFR + 1.24%), 4.80%,
10/24/2036(d) 75,000 72,627
4.05%, 12/3/2042 100,000 84,685
American Honda Finance
Corp. ,
4.55%, 7/9/2027 25,000 25,040
4.90%, 7/9/2027 50,000 50,206
4.45%, 10/22/2027 50,000 49,928
4.70%, 1/12/2028 20,000 20,028
4.55%, 3/3/2028 25,000 24,969
5.13%, 7/7/2028 75,000 75,660
4.25%, 9/1/2028 50,000 49,638
5.65%, 11/15/2028(b) 50,000 51,062

18 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Honda Finance
Corp.,
4.15%, 1/8/2029 25,000 24,703
2.25%, 1/12/2029 50,000 47,136
4.90%, 3/13/2029 50,000 50,298
4.60%, 4/17/2030 35,000 34,686
4.50%, 9/4/2030 50,000 49,273
5.85%, 10/4/2030(b) 50,000 51,881
4.45%, 1/8/2031 25,000 24,504
Series A, 4.90%, 4/10/2031 25,000 24,911
5.15%, 7/9/2032 25,000 25,051
4.90%, 1/10/2034 35,000 34,310
5.20%, 3/5/2035(b) 25,000 24,860
5.10%, 1/8/2036 25,000 24,563
Capital One Financial Corp. ,
(SOFR + 1.79%), 3.27%,
3/1/2030(b)(d) 95,000 91,486
(SOFR + 2.60%), 5.25%,
7/26/2030(d) 60,000 60,636
(SOFR + 1.56%), 5.46%,
7/26/2030(d) 50,000 50,821
(SOFR + 1.25%), 4.49%,
9/11/2031(b)(d) 45,000 44,154
(SOFR + 3.07%), 7.62%,
10/30/2031(d) 150,000 164,520
(SOFR + 1.15%), 4.72%,
1/30/2032(d) 25,000 24,663
(SOFR + 1.34%), 2.36%,
7/29/2032(d) 100,000 86,808
(SOFR + 2.60%), 5.82%,
2/1/2034(b)(d) 40,000 41,095
(SOFR + 2.86%), 6.38%,
6/8/2034(d) 55,000 58,198
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(b)(d) 75,000 86,254
(SOFR + 2.26%), 6.05%,
2/1/2035(d) 100,000 103,885
(SOFR + 1.99%), 5.88%,
7/26/2035(d) 50,000 51,424
(SOFR + 2.04%), 6.18%,
1/30/2036(d) 50,000 51,143
(SOFR + 1.63%), 5.20%,
9/11/2036(d) 50,000 48,672
(SOFR + 1.51%), 5.40%,
1/30/2037(d) 25,000 24,671
Caterpillar Financial Services
Corp. ,
3.60%, 8/12/2027 100,000 99,316
4.40%, 10/15/2027 25,000 25,044
4.60%, 11/15/2027 50,000 50,217
3.70%, 1/10/2028 25,000 24,788
Series L, 4.20%, 5/15/2028 25,000 24,921
3.95%, 11/14/2028 50,000 49,511
3.75%, 2/23/2029 25,000 24,597
4.85%, 2/27/2029 50,000 50,607
Series L, 4.30%, 5/15/2029 25,000 24,909
4.38%, 8/16/2029 25,000 24,958
4.15%, 1/8/2031 25,000 24,600
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ford Motor Credit Co. LLC ,
4.13%, 8/17/2027 200,000 198,232
6.80%, 11/7/2028(b) 200,000 206,483
5.80%, 3/8/2029 200,000 201,751
7.35%, 3/6/2030 200,000 211,465
4.00%, 11/13/2030 200,000 187,951
General Motors Financial Co.,
Inc. ,
5.00%, 7/15/2027 25,000 25,137
5.35%, 7/15/2027 60,000 60,508
6.00%, 1/9/2028(b) 100,000 101,870
5.05%, 4/4/2028 50,000 50,300
5.80%, 6/23/2028 55,000 56,069
2.40%, 10/15/2028(b) 195,000 185,266
4.20%, 10/27/2028 45,000 44,514
5.80%, 1/7/2029 50,000 51,209
4.75%, 4/6/2029 25,000 24,987
5.55%, 7/15/2029 25,000 25,510
5.35%, 1/7/2030 50,000 50,795
5.85%, 4/6/2030 45,000 46,492
3.60%, 6/21/2030(b) 100,000 95,414
5.45%, 7/15/2030 25,000 25,509
2.70%, 6/10/2031 120,000 107,986
5.60%, 6/18/2031 30,000 30,711
5.10%, 9/15/2031 25,000 25,048
3.10%, 1/12/2032 50,000 45,262
5.63%, 4/4/2032 25,000 25,607
6.40%, 1/9/2033 100,000 106,233
5.95%, 4/4/2034 50,000 51,746
5.45%, 9/6/2034 50,000 50,090
5.90%, 1/7/2035 50,000 51,379
6.15%, 7/15/2035 25,000 26,052
John Deere Capital Corp. ,
4.20%, 7/15/2027 35,000 34,999
4.15%, 9/15/2027 60,000 59,925
4.65%, 1/7/2028 25,000 25,139
4.75%, 1/20/2028 40,000 40,283
1.50%, 3/6/2028(b) 75,000 71,590
Series I, 4.25%, 6/5/2028 50,000 49,917
4.95%, 7/14/2028 48,000 48,595
4.50%, 1/16/2029 50,000 50,129
Series I, 3.90%, 3/9/2029 25,000 24,682
3.35%, 4/18/2029 40,000 38,964
4.85%, 6/11/2029 50,000 50,626
Series I, 4.55%, 6/5/2030 50,000 50,063
4.70%, 6/10/2030 40,000 40,268
4.38%, 10/15/2030 50,000 49,698
1.45%, 1/15/2031 75,000 65,472
4.90%, 3/7/2031 25,000 25,325
Series I, 4.38%, 4/15/2031 25,000 24,743
4.40%, 9/8/2031 25,000 24,783
4.35%, 9/15/2032 60,000 59,160
5.10%, 4/11/2034 50,000 50,763
Series MTN1, 5.05%,
6/12/2034(b) 50,000 50,530
PACCAR Financial Corp. ,
4.45%, 8/6/2027 50,000 50,179
Series R, 4.00%, 11/7/2028 25,000 24,836
4.60%, 1/31/2029 25,000 25,160
5.00%, 3/22/2034 25,000 25,255

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Synchrony Financial ,
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(b)
(d) 25,000 25,498
2.88%, 10/28/2031(b) 30,000 26,471
(SOFR + 2.07%), 6.00%,
7/29/2036(b)(d) 50,000 50,233
Toyota Motor Credit Corp. ,
4.55%, 9/20/2027 90,000 90,272
4.35%, 10/8/2027 50,000 50,033
Series B, 3.75%, 1/12/2028 25,000 24,804
4.63%, 1/12/2028 40,000 40,192
Series B, 4.25%, 5/12/2028 25,000 24,957
5.25%, 9/11/2028 25,000 25,417
4.65%, 1/5/2029 25,000 25,119
Series B, 4.05%, 3/13/2029 25,000 24,714
5.05%, 5/16/2029 25,000 25,364
4.45%, 6/29/2029 65,000 64,915
4.95%, 1/9/2030 25,000 25,287
2.15%, 2/13/2030 75,000 68,927
4.55%, 5/17/2030 60,000 59,887
5.55%, 11/20/2030 98,000 101,416
Series B, 4.20%, 1/10/2031 25,000 24,551
5.10%, 3/21/2031 50,000 50,828
Series B, 4.55%, 5/14/2031 25,000 24,793
1.90%, 9/12/2031 75,000 65,388
4.60%, 10/10/2031(b) 50,000 49,769
Series B, 4.60%, 3/11/2033 25,000 24,516
5.35%, 1/9/2035 50,000 51,072
Series B, 4.80%,
1/11/2036(b) 25,000 24,503
9,013,964
Consumer Staples Distribution & Retail 0 .3%
Costco Wholesale Corp. ,
1.60%, 4/20/2030(b) 150,000 135,556
Dollar General Corp. ,
3.50%, 4/3/2030 300,000 286,175
Dollar Tree, Inc. ,
4.20%, 5/15/2028 90,000 89,296
3.38%, 12/1/2051 50,000 33,436
Kroger Co. (The) ,
7.50%, 4/1/2031 57,000 63,639
5.40%, 7/15/2040 125,000 122,106
4.45%, 2/1/2047 82,000 67,891
3.95%, 1/15/2050 100,000 75,356
5.50%, 9/15/2054(b) 30,000 28,139
5.65%, 9/15/2064 60,000 56,230
Sysco Corp. ,
5.75%, 1/17/2029 25,000 25,629
5.95%, 4/1/2030 50,000 51,845
5.10%, 9/23/2030 25,000 25,239
4.40%, 7/25/2031 25,000 24,386
2.45%, 12/14/2031 100,000 88,856
6.00%, 1/17/2034 25,000 26,286
5.40%, 3/23/2035 25,000 25,111
4.95%, 3/25/2036 25,000 24,060
6.60%, 4/1/2050 75,000 79,783
3.15%, 12/14/2051 50,000 31,870
Target Corp. ,
2.35%, 2/15/2030 105,000 97,476
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Target Corp.,
2.65%, 9/15/2030(b) 50,000 46,341
4.50%, 9/15/2032 100,000 99,805
4.40%, 1/15/2033 50,000 49,404
4.50%, 9/15/2034 50,000 48,578
5.00%, 4/15/2035(b) 25,000 25,014
5.25%, 2/15/2036(b) 25,000 25,447
4.00%, 7/1/2042 71,000 59,472
4.80%, 1/15/2053 50,000 44,622
Walmart, Inc. ,
3.95%, 9/9/2027(b) 60,000 59,844
4.35%, 4/28/2030(b) 45,000 45,087
4.15%, 4/30/2031 25,000 24,713
1.80%, 9/22/2031(b) 150,000 132,497
4.15%, 9/9/2032(b) 60,000 59,081
4.10%, 4/15/2033(b) 80,000 77,843
4.45%, 4/30/2033 25,000 24,743
4.90%, 4/28/2035(b) 65,000 65,549
5.25%, 9/1/2035 118,000 121,800
4.75%, 4/30/2036 25,000 24,790
6.50%, 8/15/2037(b) 100,000 113,808
2.50%, 9/22/2041 100,000 71,760
4.05%, 6/29/2048 75,000 61,432
2.65%, 9/22/2051 75,000 46,455
4.50%, 4/15/2053(b) 80,000 69,510
2,855,960
Containers & Packaging 0 .1%
Amcor Finance USA, Inc. ,
5.63%, 5/26/2033 40,000 41,148
Amcor Flexibles North
America, Inc. ,
4.80%, 3/17/2028 50,000 50,160
4.25%, 3/8/2029(b) 25,000 24,768
5.10%, 3/17/2030 25,000 25,265
2.63%, 6/19/2030 50,000 46,151
2.69%, 5/25/2031 50,000 45,294
5.13%, 3/12/2036 25,000 24,557
Avery Dennison Corp. ,
2.25%, 2/15/2032 25,000 21,769
5.75%, 3/15/2033 15,000 15,663
Berry Global, Inc. ,
5.80%, 6/15/2031 50,000 51,846
5.65%, 1/15/2034 30,000 30,711
International Paper Co. ,
6.00%, 11/15/2041(b) 150,000 151,125
Packaging Corp. of America ,
3.00%, 12/15/2029 25,000 23,677
4.05%, 12/15/2049 75,000 58,346
Smurfit Kappa Treasury ULC ,
5.44%, 4/3/2034 200,000 203,322
Sonoco Products Co. ,
3.13%, 5/1/2030 50,000 46,998
2.85%, 2/1/2032 50,000 44,932
5.00%, 9/1/2034(b) 25,000 24,521
930,253
Distributors 0 .0%
†
Genuine Parts Co. ,
6.50%, 11/1/2028 25,000 25,799
4.95%, 8/15/2029 25,000 24,940

20 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Distributors
Genuine Parts Co.,
6.88%, 11/1/2033(b) 25,000 27,083
77,822
Diversified Consumer Services 0 .1%
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 26,309
California Institute of
Technology ,
3.65%, 9/1/2119 50,000 31,874
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 68,552
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 59,080
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 22,403
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 88,886
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 50,000 49,451
4.68%, 7/1/2114 75,000 61,690
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 17,502
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 54,555
3.30%, 7/15/2056(b) 200,000 137,093
Trustees of Princeton
University (The) ,
4.65%, 7/1/2030 5,000 5,046
Series 2020, 2.52%,
7/1/2050 84,000 52,224
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 27,306
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051 125,000 81,539
4.98%, 10/1/2053 75,000 69,224
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 36,616
889,350
Diversified REITs 0 .1%
American Assets Trust LP ,
6.15%, 10/1/2034 25,000 25,424
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 35,000 31,021
Digital Realty Trust LP ,
3.70%, 8/15/2027 110,000 109,024
5.55%, 1/15/2028(b) 105,000 106,493
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs
Equinix Asia Financing Corp.
Pte. Ltd. ,
4.40%, 3/15/2031 40,000 39,097
Equinix Europe 2 Financing
Corp. LLC ,
4.60%, 11/15/2030(b) 50,000 49,422
4.70%, 3/15/2033 50,000 48,731
GLP Capital LP ,
5.30%, 1/15/2029 60,000 60,281
4.00%, 1/15/2031 100,000 94,436
3.25%, 1/15/2032 50,000 44,767
5.25%, 2/15/2033 25,000 24,491
5.63%, 3/1/2036 25,000 24,499
5.75%, 11/1/2037 25,000 24,635
Safehold GL Holdings LLC ,
5.65%, 1/15/2035 25,000 25,317
Simon Property Group LP ,
3.38%, 12/1/2027 100,000 98,550
4.38%, 10/1/2030 25,000 24,758
4.30%, 1/15/2031 25,000 24,585
4.75%, 9/26/2034 35,000 34,185
5.13%, 10/1/2035 50,000 50,101
4.25%, 11/30/2046(b) 125,000 103,410
3.25%, 9/13/2049(b) 132,000 90,575
5.85%, 3/8/2053 25,000 25,350
VICI Properties LP ,
5.13%, 11/15/2031(b) 45,000 44,803
5.75%, 4/1/2034 50,000 50,770
5.63%, 4/1/2035 30,000 30,013
5.63%, 5/15/2052(b) 30,000 27,553
6.13%, 4/1/2054(b) 50,000 48,873
WP Carey, Inc. ,
3.85%, 7/15/2029 45,000 43,983
2.45%, 2/1/2032 45,000 39,290
5.38%, 6/30/2034 25,000 25,275
5.20%, 9/15/2036 25,000 24,671
1,494,383
Diversified Telecommunication Services 0 .9%
AT&T, Inc. ,
4.35%, 3/1/2029 150,000 149,018
4.30%, 2/15/2030 150,000 148,024
4.70%, 8/15/2030 100,000 100,012
4.40%, 4/30/2031 50,000 49,159
2.75%, 6/1/2031(b) 225,000 204,638
2.25%, 2/1/2032 100,000 87,017
4.75%, 4/30/2033 50,000 48,928
2.55%, 12/1/2033 60,000 50,394
5.40%, 2/15/2034 110,000 111,512
4.50%, 5/15/2035(b) 210,000 197,713
4.90%, 11/1/2035(b) 100,000 96,894
5.13%, 4/30/2036 50,000 49,001
5.25%, 10/30/2036 50,000 49,100
4.85%, 3/1/2039 100,000 92,866
3.50%, 6/1/2041 175,000 134,645
4.65%, 6/1/2044 150,000 127,120
5.55%, 11/1/2045(b) 75,000 70,473
5.85%, 4/30/2046 75,000 72,265
4.50%, 3/9/2048 150,000 120,203
3.65%, 6/1/2051 175,000 118,985
3.50%, 9/15/2053 260,000 168,786
5.70%, 11/1/2054 75,000 69,720

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
AT&T, Inc.,
3.55%, 9/15/2055 200,000 128,789
6.00%, 4/30/2056 50,000 48,323
3.80%, 12/1/2057 314,000 209,557
3.65%, 9/15/2059 429,000 274,180
6.30%, 10/30/2066 25,000 24,777
Bell Telephone Co. of Canada
or Bell Canada ,
5.20%, 2/15/2034 50,000 49,944
5.45%, 11/15/2036 25,000 24,825
5.55%, 2/15/2054 50,000 47,101
British Telecommunications
Ltd. ,
9.62%, 12/15/2030(f) 110,000 129,988
Comcast Corp. ,
2.65%, 2/1/2030 200,000 186,253
3.40%, 4/1/2030 165,000 157,642
1.95%, 1/15/2031(b) 200,000 176,725
4.95%, 5/15/2032(b) 50,000 50,138
4.25%, 1/15/2033(b) 100,000 95,240
4.80%, 5/15/2033(b) 80,000 78,755
4.40%, 8/15/2035(b) 125,000 116,067
5.17%, 1/15/2037(b)(c) 681,000 654,299
3.40%, 7/15/2046 150,000 101,197
4.00%, 11/1/2049 125,000 88,646
2.89%, 11/1/2051 200,000 113,349
2.45%, 8/15/2052 70,000 35,837
5.35%, 5/15/2053(b) 80,000 68,980
5.65%, 6/1/2054(b) 70,000 62,746
6.05%, 5/15/2055(b) 75,000 71,731
2.94%, 11/1/2056 207,000 112,109
2.65%, 8/15/2062 200,000 97,037
Deutsche Telekom
International Finance BV ,
8.25%, 6/15/2030(f) 119,000 133,886
Orange SA ,
9.00%, 3/1/2031(f) 100,000 116,788
5.38%, 1/13/2042 45,000 43,484
Space Exploration
Technologies Corp. ,
5.35%, 7/15/2031(c) 105,000 104,726
5.65%, 7/15/2033(c) 150,000 149,106
5.88%, 7/15/2036(c) 175,000 172,719
6.60%, 7/15/2046(c) 75,000 72,945
6.65%, 7/15/2056(c) 100,000 96,481
Sprint Capital Corp. ,
6.88%, 11/15/2028 50,000 52,383
8.75%, 3/15/2032(b) 110,000 129,576
Telefonica Emisiones SA ,
7.05%, 6/20/2036(b) 150,000 165,829
5.52%, 3/1/2049(b) 150,000 137,699
TELUS Corp. ,
3.40%, 5/13/2032(b) 60,000 54,616
Verizon Communications, Inc. ,
2.10%, 3/22/2028 75,000 71,976
4.02%, 12/3/2029 100,000 98,137
1.75%, 1/20/2031(b) 500,000 439,204
2.36%, 3/15/2032 240,000 209,719
4.75%, 1/15/2033(b) 70,000 68,912
5.05%, 5/9/2033 45,000 45,327
4.50%, 8/10/2033 250,000 241,643
4.78%, 2/15/2035(b) 100,000 96,729
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Verizon Communications, Inc.,
5.25%, 4/2/2035(b) 140,000 139,961
5.00%, 1/15/2036(b) 235,000 229,195
4.81%, 3/15/2039 185,000 172,046
3.40%, 3/22/2041 230,000 177,770
2.85%, 9/3/2041(b) 110,000 78,248
5.75%, 11/30/2045 125,000 121,503
2.88%, 11/20/2050 125,000 76,433
3.55%, 3/22/2051 145,000 100,714
3.88%, 3/1/2052(b) 90,000 65,925
5.50%, 2/23/2054 25,000 23,588
5.88%, 11/30/2055 35,000 33,956
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.04%),
6.20%, 5/14/2056(d) 50,000 50,549
2.99%, 10/30/2056 125,000 73,605
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.81%),
6.05%, 5/14/2058(d) 45,000 45,416
3.00%, 11/20/2060 180,000 102,838
3.70%, 3/22/2061(b) 150,000 100,305
6.00%, 11/30/2065(b) 105,000 101,768
9,916,413
Electric Utilities 1 .9%
AEP Texas, Inc. ,
5.45%, 5/15/2029 25,000 25,487
4.70%, 5/15/2032 70,000 69,122
Series Q, 5.20%, 4/15/2036 25,000 24,658
3.80%, 10/1/2047 100,000 74,324
5.25%, 5/15/2052(b) 20,000 18,081
AEP Transmission Co. LLC ,
5.38%, 6/15/2035 50,000 50,814
Series N, 2.75%, 8/15/2051 50,000 30,413
Series O, 4.50%, 6/15/2052 80,000 66,810
5.40%, 3/15/2053(b) 40,000 38,253
Alabama Power Co. ,
3.75%, 9/1/2027 40,000 39,768
Series C, 4.30%, 3/15/2031 25,000 24,585
3.94%, 9/1/2032(b) 40,000 38,282
5.10%, 4/2/2035 35,000 35,211
4.15%, 8/15/2044 200,000 165,683
3.13%, 7/15/2051 30,000 19,743
American Electric Power Co.,
Inc. ,
5.75%, 11/1/2027(b) 100,000 101,530
Series J, 4.30%, 12/1/2028 50,000 49,682
5.20%, 1/15/2029 50,000 50,757
5.63%, 3/1/2033 24,000 24,868
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.13%), 5.80%,
3/15/2056(b)(d) 25,000 24,863
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.94%), 6.05%,
3/15/2056(d) 25,000 24,859

22 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 30,000 29,420
Arizona Public Service Co. ,
2.60%, 8/15/2029 50,000 47,002
2.20%, 12/15/2031 100,000 87,437
4.35%, 11/15/2045 50,000 40,957
3.50%, 12/1/2049 75,000 52,463
Baltimore Gas and Electric
Co. ,
5.15%, 6/1/2033 25,000 25,213
5.30%, 6/1/2034 25,000 25,280
3.50%, 8/15/2046 75,000 54,673
3.20%, 9/15/2049 40,000 26,779
2.90%, 6/15/2050 60,000 37,755
4.55%, 6/1/2052 30,000 24,891
5.40%, 6/1/2053(b) 25,000 23,721
5.65%, 6/1/2054(b) 25,000 24,553
6.05%, 6/1/2056 30,000 30,950
CenterPoint Energy Houston
Electric LLC ,
5.20%, 10/1/2028 105,000 106,453
4.80%, 3/15/2030 50,000 50,330
Series ai., 4.45%,
10/1/2032(b) 40,000 39,191
4.50%, 4/1/2044 142,000 124,441
Series AD, 2.90%, 7/1/2050 60,000 38,547
Commonwealth Edison Co. ,
4.55%, 6/1/2031 25,000 24,839
5.30%, 6/1/2034 25,000 25,582
4.35%, 11/15/2045(b) 200,000 168,080
3.65%, 6/15/2046 100,000 75,336
4.00%, 3/1/2048 75,000 58,748
Series 127, 3.20%,
11/15/2049 55,000 37,174
Series 131, 2.75%, 9/1/2051 50,000 30,481
5.85%, 6/1/2056 25,000 25,237
Connecticut Light and Power
Co. (The) ,
4.65%, 1/1/2029 25,000 25,075
Series A, 2.05%, 7/1/2031 100,000 88,251
4.90%, 7/1/2033 25,000 25,118
4.95%, 8/15/2034 25,000 24,862
5.25%, 1/15/2053 50,000 46,955
Cumberland Combined Cycle
Generation LLC ,
5.82%, 5/15/2056 65,000 66,447
Dayton Power & Light Co.
(The) ,
4.55%, 8/15/2030 25,000 24,604
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%, 12/1/2031 50,000 44,328
6.05%, 1/15/2038 150,000 159,467
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 36,737
5.20%, 4/1/2033 40,000 40,858
5.20%, 3/1/2034(b) 50,000 50,862
5.25%, 5/15/2035 75,000 75,868
4.30%, 7/1/2044 150,000 127,875
Series B, 3.65%, 3/1/2052 25,000 18,213
5.85%, 5/15/2055 25,000 25,308
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Carolinas LLC ,
2.45%, 2/1/2030(b) 75,000 69,771
4.65%, 6/15/2031 25,000 24,991
2.85%, 3/15/2032(b) 70,000 63,439
5.25%, 3/15/2035 25,000 25,349
5.15%, 6/15/2036 25,000 25,025
6.10%, 6/1/2037 50,000 53,086
6.00%, 1/15/2038 200,000 211,891
3.20%, 8/15/2049 50,000 33,862
5.35%, 1/15/2053 25,000 23,642
5.40%, 1/15/2054 34,000 32,392
5.75%, 6/15/2056 40,000 39,951
Duke Energy Corp. ,
5.00%, 12/8/2027 35,000 35,268
4.30%, 3/15/2028(b) 80,000 79,701
2.45%, 6/1/2030 70,000 64,390
2.55%, 6/15/2031 50,000 45,083
4.50%, 8/15/2032(b) 90,000 88,243
5.75%, 9/15/2033 75,000 78,182
5.45%, 6/15/2034(b) 25,000 25,534
4.95%, 9/15/2035(b) 35,000 34,252
3.75%, 9/1/2046 119,000 88,949
5.00%, 8/15/2052 65,000 56,565
6.10%, 9/15/2053 75,000 76,297
5.80%, 6/15/2054 25,000 24,362
Duke Energy Florida LLC ,
5.65%, 4/1/2040 125,000 127,529
3.40%, 10/1/2046 150,000 108,465
6.20%, 11/15/2053 25,000 26,411
Duke Energy Indiana LLC ,
6.35%, 8/15/2038(b) 125,000 136,202
5.40%, 4/1/2053 40,000 37,561
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 55,000 50,073
5.30%, 6/15/2035 25,000 25,230
5.55%, 3/15/2054 25,000 24,144
Duke Energy Progress LLC ,
5.25%, 3/15/2033 30,000 30,602
5.05%, 3/15/2035 25,000 25,008
4.15%, 12/1/2044 100,000 82,332
4.20%, 8/15/2045(b) 100,000 82,461
5.35%, 3/15/2053 50,000 47,156
5.55%, 3/15/2055 25,000 24,268
Edison International ,
4.13%, 3/15/2028 25,000 24,642
5.25%, 11/15/2028 25,000 25,047
5.45%, 6/15/2029 50,000 50,488
4.80%, 3/15/2031 25,000 24,322
Emera US Finance LP ,
4.75%, 6/15/2046(b) 75,000 63,918
Enel Chile SA ,
4.88%, 6/12/2028(b) 71,000 71,217
Entergy Arkansas LLC ,
5.15%, 1/15/2033 50,000 50,539
5.45%, 6/1/2034 50,000 51,419
4.95%, 1/15/2036 25,000 24,527
5.75%, 6/1/2054 25,000 24,969
5.75%, 1/15/2056(b) 25,000 24,848
Entergy Corp. ,
3.75%, 6/15/2050 35,000 25,482

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Entergy Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.18%),
5.88%, 6/15/2056(d) 25,000 25,004
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.01%),
6.10%, 6/15/2056(b)(d) 25,000 25,051
Entergy Louisiana LLC ,
5.35%, 3/15/2034 25,000 25,619
5.15%, 9/15/2034(b) 50,000 50,513
4.90%, 4/15/2036 25,000 24,379
4.75%, 9/15/2052 150,000 128,931
5.70%, 3/15/2054 25,000 24,604
5.80%, 3/15/2055 25,000 24,995
5.65%, 4/15/2056 25,000 24,511
Entergy Mississippi LLC ,
5.00%, 9/1/2033 20,000 20,039
5.85%, 6/1/2054 25,000 24,929
5.80%, 4/15/2055 25,000 24,911
Entergy Texas, Inc. ,
1.75%, 3/15/2031(b) 200,000 175,072
5.20%, 6/15/2036 25,000 24,836
3.55%, 9/30/2049 50,000 35,687
5.00%, 9/15/2052 20,000 17,807
Evergy Kansas Central, Inc. ,
5.25%, 3/15/2035 50,000 50,244
5.30%, 7/1/2036 25,000 25,038
4.10%, 4/1/2043 50,000 41,488
Evergy Metro, Inc. ,
4.95%, 4/15/2033 30,000 29,927
5.13%, 8/15/2035 25,000 24,784
Evergy, Inc. ,
2.90%, 9/15/2029(b) 50,000 47,343
Eversource Energy ,
4.60%, 7/1/2027 35,000 35,028
5.95%, 2/1/2029 50,000 51,410
Series R, 1.65%, 8/15/2030 100,000 88,228
4.45%, 12/15/2030 35,000 34,398
5.85%, 4/15/2031 50,000 51,868
Exelon Corp. ,
5.15%, 3/15/2028 30,000 30,280
4.05%, 4/15/2030(b) 200,000 195,209
5.13%, 3/15/2031 50,000 50,667
5.30%, 3/15/2033 60,000 61,031
5.45%, 3/15/2034 35,000 35,692
4.95%, 3/15/2036 50,000 48,606
4.10%, 3/15/2052 35,000 26,803
FirstEnergy Corp. ,
Series B, 3.90%,
7/15/2027(f) 106,000 105,394
Series C, 4.85%,
7/15/2047(f) 100,000 86,904
Series C, 3.40%, 3/1/2050 25,000 17,018
FirstEnergy Pennsylvania
Electric Co. ,
4.15%, 3/15/2028(c) 25,000 24,862
4.55%, 3/15/2031(c) 25,000 24,836
FirstEnergy Transmission
LLC ,
4.75%, 1/15/2033 25,000 24,506
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Florida Power & Light Co. ,
5.05%, 4/1/2028 35,000 35,398
4.40%, 5/15/2028 35,000 35,022
5.15%, 6/15/2029 50,000 50,937
4.63%, 5/15/2030(b) 35,000 35,097
2.45%, 2/3/2032(b) 148,000 131,949
5.10%, 4/1/2033 60,000 60,790
4.70%, 2/15/2036 50,000 48,470
5.13%, 6/1/2036 25,000 25,035
3.95%, 3/1/2048 100,000 78,476
2.88%, 12/4/2051 10,000 6,270
5.30%, 4/1/2053 40,000 37,688
5.60%, 6/15/2054 45,000 44,147
5.70%, 3/15/2055 30,000 29,909
5.75%, 6/1/2056(b) 25,000 25,127
5.60%, 2/15/2066 45,000 43,290
5.90%, 6/1/2066 25,000 25,204
Georgia Power Co. ,
4.65%, 5/16/2028 50,000 50,150
4.00%, 10/1/2028 50,000 49,501
4.55%, 3/15/2030 50,000 49,873
4.85%, 3/15/2031 100,000 100,630
4.95%, 5/17/2033(b) 100,000 100,606
5.20%, 3/15/2035(b) 50,000 50,601
4.30%, 3/15/2042 125,000 108,560
5.13%, 5/15/2052(b) 25,000 23,165
Hydro One, Inc. ,
4.75%, 5/30/2031 25,000 25,048
Idaho Power Co. ,
5.20%, 8/15/2034 25,000 25,325
4.85%, 3/1/2036 25,000 24,348
5.50%, 3/15/2053 20,000 19,353
5.80%, 4/1/2054 25,000 25,180
Indiana Michigan Power Co. ,
Series K, 4.55%,
3/15/2046(b) 100,000 85,568
5.60%, 3/15/2056 25,000 24,334
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 50,000 48,718
5.70%, 10/15/2033 25,000 25,887
5.60%, 6/29/2035(b) 50,000 51,358
3.70%, 9/15/2046 60,000 45,420
3.10%, 11/30/2051 20,000 12,810
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034 75,000 74,736
Jersey Central Power & Light
Co. ,
4.15%, 1/15/2029(b) 25,000 24,693
4.40%, 1/15/2031 25,000 24,587
5.15%, 1/15/2036(b) 25,000 24,871
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 20,000 20,553
5.85%, 8/15/2055 25,000 25,101
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 125,000 100,954
MidAmerican Energy Co. ,
5.35%, 1/15/2034 25,000 25,633
5.80%, 10/15/2036(b) 175,000 184,160
2.70%, 8/1/2052 25,000 15,308

24 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
MidAmerican Energy Co.,
5.85%, 9/15/2054 70,000 70,977
5.50%, 11/15/2056 25,000 24,039
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 50,000 32,625
Nevada Power Co. ,
Series EE, 3.13%, 8/1/2050 50,000 32,914
Series GG, 5.90%, 5/1/2053 30,000 30,039
6.00%, 3/15/2054 50,000 50,663
NextEra Energy Capital
Holdings, Inc. ,
4.63%, 7/15/2027 50,000 50,063
4.69%, 9/1/2027 45,000 45,103
4.85%, 2/4/2028 40,000 40,221
4.90%, 2/28/2028 100,000 100,529
1.90%, 6/15/2028 45,000 42,805
4.90%, 3/15/2029(b) 100,000 100,842
2.75%, 11/1/2029(b) 45,000 42,539
5.00%, 2/28/2030 100,000 101,071
5.05%, 3/15/2030 50,000 50,642
2.25%, 6/1/2030(b) 75,000 68,409
4.40%, 3/1/2031(b) 25,000 24,656
2.44%, 1/15/2032 45,000 39,686
5.00%, 7/15/2032 105,000 105,530
5.05%, 2/28/2033(b) 100,000 100,375
5.25%, 3/15/2034(b) 90,000 91,091
5.45%, 3/15/2035 50,000 50,758
3.00%, 1/15/2052 85,000 52,529
5.25%, 2/28/2053(b) 50,000 45,408
5.55%, 3/15/2054 50,000 47,413
5.90%, 3/15/2055(b) 40,000 39,595
5.85%, 3/1/2056 25,000 24,629
Series AA, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.84%), 6.00%,
10/1/2056(d) 45,000 44,978
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.77%), 6.20%,
10/1/2056(d) 45,000 44,956
Series CC, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.69%), 6.63%,
10/1/2066(d) 30,000 30,462
Northern States Power Co. ,
5.05%, 5/15/2035 75,000 75,262
2.60%, 6/1/2051 48,000 29,247
4.50%, 6/1/2052(b) 25,000 21,087
5.10%, 5/15/2053 40,000 36,447
5.40%, 3/15/2054 30,000 28,729
5.65%, 6/15/2054(b) 25,000 24,662
5.55%, 5/15/2056(b) 25,000 24,377
NSTAR Electric Co. ,
3.95%, 4/1/2030 100,000 97,527
5.40%, 6/1/2034 100,000 102,103
5.20%, 3/1/2035 50,000 50,375
OGE Energy Corp. ,
5.45%, 5/15/2029 25,000 25,467
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Ohio Power Co. ,
5.65%, 6/1/2034 25,000 25,813
Series R, 2.90%, 10/1/2051 90,000 55,128
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 150,000 153,854
5.60%, 4/1/2053 25,000 24,264
5.90%, 4/1/2056 25,000 25,360
Oncor Electric Delivery Co.
LLC ,
4.50%, 3/15/2031(b)(c) 50,000 49,501
4.55%, 9/15/2032 40,000 39,382
5.35%, 4/1/2035(b) 40,000 40,691
4.55%, 12/1/2041 50,000 44,727
5.30%, 6/1/2042 50,000 48,282
3.10%, 9/15/2049 50,000 32,833
2.70%, 11/15/2051 105,000 62,223
4.60%, 6/1/2052 90,000 75,841
5.90%, 3/15/2056(c) 50,000 50,790
Pacific Gas and Electric Co. ,
5.00%, 6/4/2028 50,000 50,268
3.75%, 7/1/2028(b) 150,000 147,351
4.20%, 3/1/2029 125,000 123,230
4.55%, 7/1/2030(b) 100,000 98,467
2.50%, 2/1/2031 150,000 134,576
3.25%, 6/1/2031 100,000 92,244
5.05%, 11/15/2031 30,000 29,972
5.90%, 6/15/2032(b) 100,000 103,424
5.05%, 10/15/2032(b) 25,000 24,847
5.70%, 3/1/2035 50,000 50,522
6.00%, 8/15/2035 50,000 51,548
5.60%, 8/15/2036 30,000 30,009
4.50%, 7/1/2040 100,000 86,057
4.20%, 6/1/2041 100,000 81,893
4.95%, 7/1/2050 75,000 62,618
3.50%, 8/1/2050 100,000 66,712
5.25%, 3/1/2052 75,000 64,798
6.75%, 1/15/2053 60,000 62,996
6.70%, 4/1/2053 30,000 31,206
5.90%, 10/1/2054(b) 25,000 23,610
6.15%, 3/1/2055 50,000 48,762
6.10%, 10/15/2055(b) 50,000 48,400
6.30%, 8/15/2056 25,000 24,899
PacifiCorp ,
5.10%, 2/15/2029 50,000 50,448
4.65%, 4/15/2029 25,000 24,927
5.10%, 4/15/2031 25,000 25,229
5.45%, 4/15/2033 25,000 25,378
5.45%, 2/15/2034 50,000 50,577
5.80%, 4/15/2036 25,000 25,626
2.90%, 6/15/2052 50,000 29,906
5.35%, 12/1/2053 75,000 67,137
5.50%, 5/15/2054(b) 65,000 59,597
5.80%, 1/15/2055(b) 45,000 42,918
PECO Energy Co. ,
4.90%, 6/15/2033 44,000 44,316
4.88%, 9/15/2035 50,000 49,512
3.70%, 9/15/2047 125,000 94,404
4.60%, 5/15/2052 30,000 25,337
4.38%, 8/15/2052 30,000 24,485

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
PG&E Wildfire Recovery
Funding LLC ,
Series A-2, 4.26%, 6/1/2036 1,000,000 959,292
Series A-3, 4.38%, 6/1/2039 250,000 231,764
Pinnacle West Capital Corp. ,
4.90%, 5/15/2028 50,000 50,177
Potomac Electric Power Co. ,
5.20%, 3/15/2034 25,000 25,376
5.50%, 3/15/2054 25,000 24,167
PPL Electric Utilities Corp. ,
5.00%, 5/15/2033 100,000 100,689
4.85%, 2/15/2034 25,000 24,823
5.25%, 5/15/2053 75,000 70,197
5.55%, 8/15/2055 25,000 24,452
5.75%, 5/15/2056 25,000 25,003
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 100,000 88,485
Series 38, 4.10%, 6/1/2032 30,000 28,808
5.15%, 9/15/2035 25,000 24,845
4.30%, 3/15/2044 150,000 125,676
Series 34, 3.20%, 3/1/2050 25,000 16,822
Series 36, 2.70%, 1/15/2051 25,000 14,976
Series 39, 4.50%, 6/1/2052 30,000 24,707
5.25%, 4/1/2053 30,000 27,604
5.75%, 5/15/2054 25,000 24,790
5.85%, 5/15/2055 25,000 25,047
Public Service Co. of New
Hampshire ,
4.40%, 7/1/2028 25,000 24,986
5.35%, 10/1/2033 75,000 76,619
5.15%, 1/15/2053 45,000 41,480
Public Service Co. of
Oklahoma ,
Series J, 2.20%, 8/15/2031 100,000 87,923
5.25%, 1/15/2033(b) 25,000 25,381
Series K, 3.15%, 8/15/2051 50,000 32,455
Public Service Electric and
Gas Co. ,
Series R, 4.20%, 1/1/2031 25,000 24,580
1.90%, 8/15/2031 165,000 144,312
4.90%, 12/15/2032 100,000 100,608
5.20%, 3/1/2034 50,000 50,661
4.90%, 8/15/2035 25,000 24,801
3.95%, 5/1/2042 125,000 104,323
3.20%, 8/1/2049 25,000 16,985
5.45%, 3/1/2054 50,000 48,207
5.30%, 8/1/2054(b) 25,000 23,658
Sierra Pacific Power Co. ,
5.90%, 3/15/2054(b) 50,000 50,139
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.55%),
6.20%, 12/15/2055(d) 25,000 24,781
Southern California Edison
Co. ,
5.15%, 6/1/2029 75,000 75,791
5.25%, 3/15/2030 50,000 50,558
Series G, 2.50%, 6/1/2031 100,000 89,267
4.95%, 9/15/2031 25,000 24,947
2.75%, 2/1/2032 100,000 88,971
4.80%, 3/15/2033 25,000 24,482
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co.,
5.20%, 6/1/2034 50,000 49,556
5.45%, 3/1/2035 25,000 25,049
Series 08-A, 5.95%,
2/1/2038 50,000 50,741
4.00%, 4/1/2047 100,000 74,550
Series C, 4.13%, 3/1/2048 125,000 94,080
Series B, 4.88%, 3/1/2049 50,000 41,851
3.65%, 2/1/2050 25,000 17,296
Series H, 3.65%, 6/1/2051 30,000 20,636
Series E, 5.45%, 6/1/2052 40,000 35,734
5.88%, 12/1/2053 40,000 37,973
5.75%, 4/15/2054 50,000 46,538
6.20%, 9/15/2055 50,000 49,709
Southern Co. (The) ,
4.85%, 6/15/2028 40,000 40,235
5.50%, 3/15/2029 50,000 51,131
4.85%, 3/15/2035(b) 50,000 48,837
4.40%, 7/1/2046(b) 125,000 104,473
Series 2025, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.07%), 6.38%,
3/15/2055(d) 50,000 51,312
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.99%),
6.00%, 4/1/2058(b)(d) 25,000 25,060
Southwestern Electric Power
Co. ,
5.30%, 4/1/2033 25,000 25,331
5.20%, 4/1/2036 25,000 24,670
Series L, 3.85%, 2/1/2048 125,000 92,804
3.25%, 11/1/2051 100,000 65,553
5.90%, 4/1/2056 25,000 24,687
Southwestern Public Service
Co. ,
5.30%, 5/15/2035(b) 50,000 50,149
5.30%, 8/15/2036 25,000 24,933
6.00%, 6/1/2054 25,000 25,248
5.88%, 8/15/2056 25,000 24,841
System Energy Resources,
Inc. ,
5.30%, 12/15/2034 25,000 24,935
Tampa Electric Co. ,
4.90%, 3/1/2029 35,000 35,266
5.15%, 3/1/2035 25,000 25,064
3.63%, 6/15/2050 40,000 28,999
5.00%, 7/15/2052 35,000 31,667
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 18,258
5.20%, 9/15/2034 25,000 25,236
5.50%, 4/15/2053 50,000 47,756
5.90%, 4/15/2055 25,000 25,228
Union Electric Co. ,
2.15%, 3/15/2032 50,000 43,775
5.20%, 4/1/2034 50,000 50,651
4.80%, 3/15/2036 25,000 24,321
3.65%, 4/15/2045 75,000 57,415
5.45%, 3/15/2053 25,000 23,873
5.25%, 1/15/2054 25,000 23,162

26 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Union Electric Co.,
5.13%, 3/15/2055(b) 25,000 22,748
5.55%, 3/15/2056 25,000 24,227
Virginia Electric and Power
Co. ,
5.00%, 4/1/2033 40,000 40,207
5.00%, 1/15/2034 25,000 24,958
5.05%, 8/15/2034(b) 125,000 125,098
5.15%, 3/15/2035 25,000 25,003
Series C, 4.90%, 9/15/2035 50,000 48,942
4.95%, 3/15/2036 25,000 24,470
Series B, 4.20%, 5/15/2045 200,000 164,706
2.95%, 11/15/2051 50,000 31,309
Series C, 4.63%, 5/15/2052 40,000 33,759
5.35%, 1/15/2054 25,000 23,430
5.55%, 8/15/2054 30,000 28,979
5.65%, 3/15/2055 25,000 24,442
Series D, 5.60%, 9/15/2055 55,000 53,374
5.70%, 3/15/2056 25,000 24,556
Vistra Operations Co. LLC ,
5.25%, 4/30/2033(c) 50,000 49,630
5.55%, 4/30/2036(c) 50,000 49,744
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028 145,000 137,596
4.15%, 10/15/2030 45,000 44,139
4.65%, 6/15/2031 25,000 24,896
4.75%, 9/30/2032(b) 25,000 25,062
4.60%, 10/1/2034 25,000 24,481
5.10%, 6/15/2036 25,000 24,988
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032(b) 100,000 95,045
5.70%, 12/15/2055 25,000 24,591
Xcel Energy, Inc. ,
4.60%, 6/1/2032 60,000 58,923
5.45%, 8/15/2033(b) 100,000 101,789
5.50%, 3/15/2034 50,000 50,798
6.50%, 7/1/2036 77,000 83,038
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
5.75%, 12/3/2056(d) 25,000 24,707
21,361,089
Electrical Equipment 0 .1%
Eaton Corp. ,
3.95%, 3/6/2029 200,000 197,132
4.15%, 3/15/2033 26,000 25,111
4.15%, 11/2/2042 100,000 86,014
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 188,748
1.95%, 10/15/2030 50,000 45,001
2.20%, 12/21/2031 25,000 22,119
5.00%, 3/15/2035 25,000 25,109
2.80%, 12/21/2051 45,000 28,284
GE Vernova, Inc. ,
4.88%, 2/4/2036 120,000 118,111
Hubbell, Inc. ,
4.90%, 6/15/2033 25,000 24,812
Regal Rexnord Corp. ,
6.05%, 4/15/2028(b) 20,000 20,421
6.40%, 4/15/2033(b) 70,000 74,296
Corporate Bonds
Principal
Amount ($) Value ($)
Electrical Equipment
Rockwell Automation, Inc. ,
2.80%, 8/15/2061 60,000 34,686
Vertiv Holdings Co. ,
4.85%, 3/15/2036(b) 100,000 97,123
986,967
Electronic Equipment, Instruments & Components 0 .1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032(b) 30,000 30,528
5.60%, 5/29/2034 25,000 25,526
Amphenol Corp. ,
3.80%, 11/15/2027 70,000 69,464
4.38%, 6/12/2028 25,000 24,966
3.90%, 11/15/2028 35,000 34,578
4.13%, 11/15/2030 55,000 53,923
4.40%, 2/15/2033 95,000 92,372
5.00%, 1/15/2035 25,000 24,973
4.63%, 2/15/2036(b) 100,000 96,545
5.30%, 11/15/2055(b) 45,000 42,704
Arrow Electronics, Inc. ,
2.95%, 2/15/2032(b) 35,000 31,107
5.88%, 4/10/2034(b) 25,000 25,730
Avnet, Inc. ,
6.25%, 3/15/2028 30,000 30,650
5.50%, 6/1/2032 20,000 20,230
CDW LLC ,
3.28%, 12/1/2028(b) 150,000 144,131
3.57%, 12/1/2031 50,000 45,908
Corning, Inc. ,
4.38%, 11/15/2057 80,000 64,053
Flex Ltd. ,
5.25%, 1/15/2032 45,000 45,055
5.38%, 11/13/2035 25,000 24,651
Jabil, Inc. ,
3.00%, 1/15/2031 45,000 41,369
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 71,106
TD SYNNEX Corp. ,
4.30%, 1/17/2029 25,000 24,688
6.10%, 4/12/2034 25,000 26,017
5.30%, 10/10/2035 25,000 24,610
Teledyne Technologies, Inc. ,
2.75%, 4/1/2031 60,000 54,867
1,169,751
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
4.05%, 3/11/2029 30,000 29,574
3.14%, 11/7/2029 35,000 33,408
4.35%, 6/15/2031 50,000 48,991
4.65%, 6/15/2033 50,000 48,888
5.00%, 6/15/2036 45,000 44,014
5.13%, 9/15/2040(b) 100,000 95,868
5.85%, 6/15/2056 45,000 44,454
Halliburton Co. ,
6.70%, 9/15/2038(b) 150,000 165,796
5.00%, 11/15/2045(b) 65,000 58,206
NOV, Inc. ,
3.95%, 12/1/2042(b) 40,000 31,391
600,590

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0 .1%
NBCUniversal Media LLC ,
5.95%, 4/1/2041 40,000 41,413
Netflix, Inc. ,
4.88%, 4/15/2028(b) 100,000 100,726
5.88%, 11/15/2028(b) 100,000 103,164
4.90%, 8/15/2034(b) 106,000 105,741
Take-Two Interactive
Software, Inc. ,
5.60%, 6/12/2034 25,000 25,577
TWDC Enterprises 18 Corp. ,
3.00%, 7/30/2046 150,000 102,806
Walt Disney Co. (The) ,
3.75%, 3/14/2029 75,000 73,815
2.00%, 9/1/2029 75,000 69,681
2.65%, 1/13/2031(b) 200,000 184,697
4.00%, 3/14/2031 75,000 73,282
4.63%, 3/14/2036 50,000 48,493
6.65%, 11/15/2037 110,000 123,254
5.40%, 10/1/2043 100,000 98,213
2.75%, 9/1/2049 125,000 77,680
4.70%, 3/23/2050(b) 45,000 39,377
3.60%, 1/13/2051 100,000 73,055
3.80%, 5/13/2060 55,000 39,778
1,380,752
Financial Services 0 .4%
Apollo Global Management,
Inc. ,
4.60%, 1/15/2031 25,000 24,702
6.38%, 11/15/2033 25,000 26,634
5.15%, 8/12/2035(b) 50,000 48,599
5.70%, 3/30/2036 25,000 25,086
5.80%, 5/21/2054(b) 50,000 47,346
Berkshire Hathaway, Inc. ,
4.50%, 2/11/2043(b) 150,000 135,191
Block Financial LLC ,
2.50%, 7/15/2028 30,000 28,574
5.38%, 9/15/2032(b) 25,000 24,498
Corebridge Financial, Inc. ,
6.05%, 9/15/2033 50,000 52,243
5.75%, 1/15/2034(b) 25,000 25,680
4.35%, 4/5/2042 50,000 42,172
4.40%, 4/5/2052(b) 85,000 68,178
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.85%),
6.88%, 12/15/2052(b)(d) 76,000 77,101
Enact Holdings, Inc. ,
6.25%, 5/28/2029 50,000 51,458
Equitable Holdings, Inc. ,
4.35%, 4/20/2028 233,000 231,474
5.59%, 1/11/2033(b) 150,000 153,145
Essent Group Ltd. ,
6.25%, 7/1/2029 25,000 25,773
Fidelity National Information
Services, Inc. ,
1.65%, 3/1/2028 55,000 52,317
4.45%, 3/10/2028 30,000 29,893
4.55%, 3/10/2029 50,000 49,612
2.25%, 3/1/2031(b) 86,000 76,191
4.80%, 3/10/2031 45,000 44,508
3.10%, 3/1/2041 25,000 18,166
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Fiserv, Inc. ,
5.45%, 3/2/2028 60,000 60,587
5.38%, 8/21/2028 50,000 50,496
3.50%, 7/1/2029(b) 300,000 287,919
2.65%, 6/1/2030 65,000 59,427
4.55%, 2/15/2031 30,000 29,287
5.35%, 3/15/2031 50,000 50,338
5.60%, 3/2/2033 40,000 40,422
5.63%, 8/21/2033 50,000 50,533
5.45%, 3/15/2034 50,000 49,606
5.25%, 8/11/2035 50,000 48,708
Global Payments, Inc. ,
4.55%, 3/15/2028 25,000 24,887
4.45%, 6/1/2028(b) 250,000 247,729
4.50%, 11/15/2028 75,000 74,102
5.30%, 8/15/2029 45,000 45,271
2.90%, 5/15/2030 78,000 71,595
4.88%, 11/15/2030(b) 65,000 63,900
5.20%, 11/15/2032 50,000 48,832
5.40%, 3/15/2033 25,000 24,510
5.55%, 11/15/2035 75,000 72,707
5.95%, 8/15/2052(b) 30,000 28,417
HA Sustainable Infrastructure
Capital, Inc. ,
6.15%, 1/15/2031 25,000 25,631
6.38%, 7/1/2034 25,000 25,500
6.75%, 7/15/2035 25,000 25,987
Jackson Financial, Inc. ,
3.13%, 11/23/2031 100,000 89,540
Mastercard, Inc. ,
4.33%, 6/8/2028 35,000 35,001
2.95%, 6/1/2029 50,000 48,149
4.43%, 6/8/2029(b) 35,000 34,953
3.35%, 3/26/2030 95,000 91,337
4.60%, 6/8/2031 35,000 34,947
2.00%, 11/18/2031 25,000 22,081
4.55%, 1/15/2035(b) 45,000 43,858
5.00%, 6/8/2036 35,000 34,875
3.85%, 3/26/2050(b) 162,000 125,517
National Rural Utilities
Cooperative Finance Corp. ,
3.95%, 12/10/2027 25,000 24,853
4.80%, 3/15/2028 50,000 50,229
Series D, 4.15%, 8/25/2028 50,000 49,591
5.05%, 9/15/2028 25,000 25,234
Series D, 4.05%, 2/9/2029 25,000 24,671
2.40%, 3/15/2030 185,000 170,436
4.30%, 12/10/2030 25,000 24,661
4.15%, 12/15/2032 30,000 28,867
5.80%, 1/15/2033 50,000 52,489
5.00%, 8/15/2034 25,000 25,001
NMI Holdings, Inc. ,
6.00%, 8/15/2029 25,000 25,510
ORIX Corp. ,
5.00%, 9/13/2027 40,000 40,235
4.65%, 9/10/2029 25,000 25,009
4.45%, 9/9/2030 25,000 24,617
4.00%, 4/13/2032 50,000 47,725
5.40%, 2/25/2035 25,000 25,293
PayPal Holdings, Inc. ,
4.55%, 6/1/2028 25,000 25,002
2.30%, 6/1/2030 60,000 54,865

28 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
PayPal Holdings, Inc.,
4.95%, 6/1/2031 25,000 25,000
4.40%, 6/1/2032 60,000 58,391
5.15%, 6/1/2034(b) 50,000 49,733
5.10%, 4/1/2035(b) 25,000 24,663
5.55%, 6/1/2036 25,000 24,997
5.05%, 6/1/2052 10,000 8,574
5.50%, 6/1/2054 50,000 45,833
Radian Group, Inc. ,
6.20%, 5/15/2029(b) 50,000 51,631
Shell International Finance
BV ,
2.88%, 11/26/2041 50,000 36,501
Visa, Inc. ,
3.80%, 2/12/2029 25,000 24,694
4.10%, 2/12/2031 25,000 24,728
4.40%, 2/12/2033 25,000 24,622
4.70%, 2/12/2036 25,000 24,712
2.00%, 8/15/2050 300,000 160,877
Western Union Co. (The) ,
6.20%, 11/17/2036 25,000 25,826
Woodside Finance Ltd. ,
5.10%, 9/12/2034 50,000 49,154
6.00%, 5/19/2035(b) 75,000 77,904
5.70%, 9/12/2054 50,000 47,908
4,955,226
Food Products 0 .4%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 20,000 18,197
4.02%, 4/16/2043(b) 72,000 59,592
2.70%, 9/15/2051 80,000 48,382
Bunge Ltd. Finance Corp. ,
4.10%, 1/7/2028 25,000 24,857
4.20%, 9/17/2029 25,000 24,702
4.55%, 8/4/2030 25,000 24,811
2.75%, 5/14/2031 100,000 91,265
4.80%, 3/19/2033 25,000 24,711
4.65%, 9/17/2034(b) 25,000 24,135
5.15%, 8/4/2035 25,000 24,840
5.15%, 3/19/2036 25,000 24,832
Campbell's Co. (The) ,
4.15%, 3/15/2028 150,000 148,605
4.55%, 3/21/2031 25,000 24,330
5.40%, 3/21/2034(b) 50,000 49,255
4.75%, 3/23/2035 50,000 46,669
5.25%, 10/13/2054 25,000 21,159
Conagra Brands, Inc. ,
1.38%, 11/1/2027(b) 100,000 95,777
5.30%, 11/1/2038 50,000 47,382
5.40%, 11/1/2048 50,000 44,035
General Mills, Inc. ,
5.50%, 10/17/2028 55,000 56,104
4.88%, 1/30/2030 50,000 50,275
2.25%, 10/14/2031 100,000 88,109
4.95%, 3/29/2033(b) 30,000 29,780
5.25%, 1/30/2035(b) 50,000 50,133
3.00%, 2/1/2051 50,000 31,583
Hershey Co. (The) ,
2.45%, 11/15/2029 100,000 93,658
4.75%, 2/24/2030 50,000 50,446
4.95%, 2/24/2032 50,000 50,689
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Hershey Co. (The),
5.10%, 2/24/2035 50,000 50,840
Hormel Foods Corp. ,
3.05%, 6/3/2051 50,000 32,708
Ingredion, Inc. ,
2.90%, 6/1/2030(b) 200,000 186,961
J M Smucker Co. (The) ,
5.90%, 11/15/2028 75,000 77,205
2.13%, 3/15/2032 50,000 43,079
6.20%, 11/15/2033 50,000 53,319
4.25%, 3/15/2035 75,000 69,795
6.50%, 11/15/2043(b) 40,000 43,044
6.50%, 11/15/2053(b) 25,000 27,258
JBS NV ,
3.00%, 5/15/2032(b) 100,000 88,874
5.75%, 4/1/2033 73,000 74,947
5.95%, 4/20/2035 50,000 51,558
5.50%, 1/15/2036(b) 25,000 24,964
5.63%, 3/10/2037(b)(c) 25,000 24,896
4.38%, 2/2/2052(b) 25,000 18,863
6.50%, 12/1/2052 75,000 76,141
7.25%, 11/15/2053 70,000 76,690
6.38%, 2/25/2055 25,000 25,042
6.25%, 3/1/2056 50,000 48,977
6.40%, 5/10/2057(c) 25,000 24,939
6.38%, 4/15/2066 25,000 24,538
Kellanova ,
5.25%, 3/1/2033 30,000 30,561
4.50%, 4/1/2046 50,000 42,990
5.75%, 5/16/2054 25,000 24,752
Kraft Heinz Foods Co. ,
5.20%, 3/15/2032 50,000 50,655
5.40%, 3/15/2035 50,000 50,323
5.00%, 6/4/2042 75,000 67,198
4.38%, 6/1/2046 32,000 25,599
4.88%, 10/1/2049(b) 100,000 83,843
McCormick & Co., Inc. ,
3.40%, 8/15/2027 100,000 98,859
4.95%, 4/15/2033 100,000 99,715
4.70%, 10/15/2034(b) 25,000 24,203
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 50,000 44,193
Mondelez International, Inc. ,
4.25%, 5/6/2028 25,000 24,895
4.75%, 2/20/2029(b) 50,000 50,265
4.50%, 5/6/2030 25,000 24,861
1.50%, 2/4/2031 45,000 39,192
4.75%, 8/28/2034(b) 50,000 49,094
5.13%, 5/6/2035 25,000 25,069
2.63%, 9/4/2050 40,000 24,180
Pilgrim's Pride Corp. ,
4.25%, 4/15/2031(b) 100,000 95,897
Tyson Foods, Inc. ,
5.40%, 3/15/2029(b) 50,000 50,941
4.95%, 2/20/2036 25,000 24,285
4.55%, 6/2/2047 100,000 84,214
Unilever Capital Corp. ,
1.38%, 9/14/2030(b) 165,000 145,720
5.90%, 11/15/2032 181,000 193,367
3,987,822

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities 0 .1%
Atmos Energy Corp. ,
4.75%, 1/15/2032 25,000 24,921
5.90%, 11/15/2033 50,000 53,047
5.20%, 8/15/2035(b) 40,000 40,561
4.13%, 10/15/2044(b) 74,000 61,909
4.30%, 10/1/2048 25,000 20,621
3.38%, 9/15/2049(b) 45,000 31,569
5.75%, 10/15/2052 30,000 30,207
5.45%, 1/15/2056(b) 35,000 33,744
CenterPoint Energy
Resources Corp. ,
5.40%, 7/1/2034 100,000 101,647
ONE Gas, Inc. ,
4.66%, 2/1/2044 50,000 44,416
Piedmont Natural Gas Co.,
Inc. ,
5.40%, 6/15/2033 20,000 20,455
5.10%, 2/15/2035 25,000 24,901
3.35%, 6/1/2050 25,000 17,055
Southern California Gas Co. ,
5.20%, 6/1/2033 40,000 40,564
5.05%, 9/1/2034 50,000 50,038
5.45%, 6/15/2035 75,000 76,718
6.35%, 11/15/2052(b) 10,000 10,613
5.75%, 6/1/2053 40,000 39,146
5.60%, 4/1/2054 25,000 23,971
5.90%, 6/1/2056 25,000 25,361
Southwest Gas Corp. ,
5.80%, 12/1/2027 100,000 101,612
4.05%, 3/15/2032 100,000 95,557
Washington Gas Light Co. ,
3.65%, 9/15/2049 25,000 17,984
986,617
Ground Transportation 0 .3%
Burlington Northern Santa Fe
LLC ,
4.90%, 4/1/2044 77,000 71,410
4.55%, 9/1/2044 250,000 221,246
3.90%, 8/1/2046 125,000 98,675
4.05%, 6/15/2048 75,000 59,883
3.55%, 2/15/2050 50,000 36,344
2.88%, 6/15/2052 25,000 15,609
4.45%, 1/15/2053 50,000 41,577
5.20%, 4/15/2054(b) 25,000 23,271
5.50%, 3/15/2055 40,000 38,842
5.55%, 3/15/2056 50,000 48,968
Canadian National Railway
Co. ,
6.90%, 7/15/2028 92,000 96,228
4.20%, 3/12/2031 25,000 24,494
3.85%, 8/5/2032 40,000 38,066
4.38%, 9/18/2034 50,000 48,307
4.75%, 11/12/2035 25,000 24,472
6.20%, 6/1/2036 86,000 93,378
2.45%, 5/1/2050 45,000 26,620
4.40%, 8/5/2052 35,000 29,379
Canadian Pacific Railway Co. ,
4.00%, 3/15/2029 25,000 24,630
2.88%, 11/15/2029 160,000 151,689
2.45%, 12/2/2031 35,000 31,129
5.95%, 5/15/2037(b) 100,000 105,807
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Canadian Pacific Railway Co.,
3.00%, 12/2/2041 25,000 18,555
3.10%, 12/2/2051 30,000 19,590
5.50%, 3/15/2056 25,000 24,127
6.13%, 9/15/2115(b) 100,000 103,888
CSX Corp. ,
4.25%, 3/15/2029(b) 100,000 99,263
4.10%, 11/15/2032(b) 40,000 38,725
4.10%, 3/15/2044 100,000 83,350
4.30%, 3/1/2048 50,000 41,457
4.50%, 3/15/2049 75,000 63,627
3.95%, 5/1/2050 50,000 38,846
4.50%, 8/1/2054 150,000 125,284
4.65%, 3/1/2068 40,000 32,925
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 93,683
5.05%, 8/1/2030 90,000 91,408
4.45%, 6/15/2045 150,000 129,124
3.40%, 11/1/2049 70,000 49,159
3.70%, 3/15/2053 40,000 28,810
3.16%, 5/15/2055 100,000 64,028
5.95%, 3/15/2064(b) 75,000 75,976
Ryder System, Inc. ,
5.25%, 6/1/2028 40,000 40,511
6.30%, 12/1/2028 25,000 25,911
5.38%, 3/15/2029 25,000 25,521
4.85%, 6/15/2030 25,000 25,114
6.60%, 12/1/2033 25,000 27,273
Uber Technologies, Inc. ,
4.15%, 1/15/2031 50,000 48,824
4.80%, 9/15/2034 56,000 54,949
4.80%, 9/15/2035 50,000 48,628
5.35%, 9/15/2054 60,000 56,012
Union Pacific Corp. ,
3.95%, 9/10/2028 150,000 148,582
2.40%, 2/5/2030 100,000 92,984
2.38%, 5/20/2031 25,000 22,575
5.10%, 2/20/2035 50,000 50,722
3.60%, 9/15/2037 50,000 43,807
4.05%, 11/15/2045 95,000 77,392
4.05%, 3/1/2046 40,000 32,475
2.95%, 3/10/2052 335,000 213,368
4.95%, 5/15/2053 100,000 90,035
3.84%, 3/20/2060 200,000 144,167
3,840,699
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
3.70%, 3/9/2029 100,000 98,085
4.00%, 3/15/2031 100,000 97,455
4.30%, 3/15/2033 100,000 96,996
4.65%, 3/15/2036(b) 100,000 97,093
4.75%, 11/30/2036 75,000 73,196
4.75%, 3/15/2038 100,000 96,322
6.00%, 4/1/2039(b) 50,000 53,559
5.30%, 5/27/2040 50,000 50,320
4.90%, 11/30/2046(b) 150,000 137,930
5.50%, 3/15/2056 100,000 97,936
5.60%, 3/15/2066 100,000 97,989
Augusta SpinCo Corp. ,
4.40%, 3/23/2029 25,000 24,824
4.66%, 3/23/2031 25,000 24,809

30 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Augusta SpinCo Corp.,
4.95%, 3/23/2033 25,000 24,847
5.25%, 3/23/2036 25,000 25,019
Baxter International, Inc. ,
2.27%, 12/1/2028(b) 190,000 178,930
4.90%, 12/15/2030 50,000 49,630
2.54%, 2/1/2032 75,000 64,560
5.65%, 12/15/2035(b) 50,000 49,596
3.13%, 12/1/2051 30,000 17,947
Becton Dickinson & Co. ,
1.96%, 2/11/2031 71,000 62,760
4.30%, 8/22/2032 40,000 38,762
Boston Scientific Corp. ,
2.65%, 6/1/2030 100,000 92,838
4.70%, 3/1/2049(b) 75,000 66,891
DH Europe Finance II Sarl ,
3.25%, 11/15/2039 50,000 40,151
3.40%, 11/15/2049 40,000 28,445
GE HealthCare Technologies,
Inc. ,
5.65%, 11/15/2027(b) 200,000 202,880
4.15%, 12/15/2028 25,000 24,777
4.80%, 8/14/2029 40,000 40,209
4.80%, 1/15/2031 25,000 25,026
5.50%, 6/15/2035 25,000 25,412
6.38%, 11/22/2052(b) 100,000 106,351
Koninklijke Philips NV ,
5.00%, 3/15/2042 50,000 45,771
Medtronic Global Holdings
SCA ,
4.25%, 3/30/2028 35,000 34,919
4.50%, 3/30/2033 35,000 34,311
Medtronic, Inc. ,
4.38%, 3/15/2035(b) 75,000 72,067
4.63%, 3/15/2045(b) 97,000 86,880
Smith & Nephew plc ,
2.03%, 10/14/2030 96,000 85,292
Solventum Corp. ,
5.40%, 3/1/2029 35,000 35,606
5.60%, 3/23/2034(b) 100,000 102,344
5.90%, 4/30/2054 50,000 49,487
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031 150,000 136,399
Stryker Corp. ,
4.70%, 2/10/2028 50,000 50,134
4.85%, 12/8/2028 25,000 25,167
1.95%, 6/15/2030 80,000 72,433
4.63%, 3/15/2046(b) 150,000 132,146
Zimmer Biomet Holdings, Inc. ,
5.35%, 12/1/2028(b) 50,000 50,783
5.20%, 9/15/2034 50,000 50,019
5.50%, 2/19/2035 25,000 25,449
4.45%, 8/15/2045 25,000 21,786
3,322,538
Health Care Providers & Services 1 .0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048(b) 57,000 46,413
Aetna, Inc. ,
6.63%, 6/15/2036 50,000 54,458
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Aetna, Inc.,
6.75%, 12/15/2037 75,000 81,731
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 37,964
Ascension Health ,
Series 2025, 4.29%,
11/15/2030 30,000 29,552
Series 2025, 4.92%,
11/15/2035 25,000 24,691
Series B, 3.11%, 11/15/2039 218,000 171,969
Banner Health ,
Series 2020, 3.18%,
1/1/2050 39,000 26,106
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 54,509
Cardinal Health, Inc. ,
5.13%, 2/15/2029 25,000 25,291
5.00%, 11/15/2029 25,000 25,244
4.50%, 9/15/2030 25,000 24,793
5.35%, 11/15/2034 25,000 25,294
5.15%, 9/15/2035 25,000 24,970
4.37%, 6/15/2047 100,000 82,701
Cencora, Inc. ,
4.85%, 12/15/2029 25,000 25,150
4.90%, 2/13/2036 25,000 24,358
4.30%, 12/15/2047(b) 100,000 82,721
Cigna Group (The) ,
4.38%, 10/15/2028(b) 125,000 124,482
5.00%, 5/15/2029 50,000 50,612
4.50%, 9/15/2030 50,000 49,687
2.38%, 3/15/2031 60,000 54,014
5.13%, 5/15/2031(b) 50,000 50,837
4.88%, 9/15/2032 50,000 49,895
5.40%, 3/15/2033 60,000 61,517
5.25%, 2/15/2034(b) 50,000 50,533
5.25%, 1/15/2036 50,000 50,128
4.80%, 8/15/2038 125,000 118,463
4.90%, 12/15/2048 250,000 220,112
3.40%, 3/15/2051 50,000 34,460
5.60%, 2/15/2054 50,000 48,506
6.00%, 1/15/2056 25,000 25,464
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114 30,000 25,237
CommonSpirit Health ,
4.35%, 9/1/2030 30,000 29,328
2.78%, 10/1/2030 77,000 70,892
Series 2025, 4.98%,
9/1/2035 25,000 24,252
3.91%, 10/1/2050(b) 149,000 110,624
5.66%, 9/1/2055 10,000 9,687
CVS Health Corp. ,
4.30%, 3/25/2028 77,000 76,590
5.00%, 1/30/2029(b) 80,000 80,725
5.40%, 6/1/2029(b) 100,000 102,176
1.75%, 8/21/2030 160,000 141,921
5.25%, 1/30/2031(b) 65,000 66,101
1.88%, 2/28/2031 85,000 74,554
5.55%, 6/1/2031 100,000 102,981
5.00%, 9/15/2032(b) 50,000 50,111

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
CVS Health Corp.,
5.25%, 2/21/2033(b) 80,000 81,333
5.30%, 6/1/2033 80,000 81,146
5.70%, 6/1/2034 50,000 51,613
5.45%, 9/15/2035(b) 75,000 75,970
4.78%, 3/25/2038 175,000 164,073
4.13%, 4/1/2040 100,000 85,269
6.00%, 6/1/2044 50,000 50,494
5.13%, 7/20/2045 125,000 113,211
5.05%, 3/25/2048 250,000 220,819
4.25%, 4/1/2050 45,000 35,217
5.63%, 2/21/2053 80,000 75,550
5.88%, 6/1/2053(b) 80,000 78,196
6.05%, 6/1/2054(b) 50,000 50,022
Elevance Health, Inc. ,
3.65%, 12/1/2027 100,000 98,837
5.15%, 6/15/2029 45,000 45,639
2.25%, 5/15/2030(b) 200,000 182,957
4.10%, 5/15/2032 40,000 38,373
5.50%, 10/15/2032 50,000 51,329
4.75%, 2/15/2033 45,000 44,350
5.38%, 6/15/2034 150,000 152,322
5.20%, 2/15/2035(b) 70,000 70,150
5.00%, 1/15/2036 50,000 49,033
4.63%, 5/15/2042 125,000 110,993
4.65%, 8/15/2044 100,000 86,989
4.38%, 12/1/2047 100,000 82,114
3.60%, 3/15/2051 100,000 70,832
4.55%, 5/15/2052 40,000 32,998
5.13%, 2/15/2053(b) 100,000 89,439
5.85%, 11/1/2064 45,000 44,237
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 73,942
HCA, Inc. ,
5.20%, 6/1/2028 40,000 40,393
3.50%, 9/1/2030 100,000 94,864
4.30%, 11/15/2030 40,000 39,127
4.70%, 5/15/2031 25,000 24,768
5.50%, 3/1/2032 40,000 40,870
4.60%, 11/15/2032 70,000 68,178
5.00%, 5/15/2033 25,000 24,744
5.50%, 6/1/2033 55,000 56,187
5.60%, 4/1/2034(b) 55,000 56,160
5.45%, 9/15/2034(b) 100,000 101,074
5.75%, 3/1/2035 50,000 51,541
4.90%, 11/15/2035 70,000 67,792
5.30%, 5/15/2036 25,000 24,833
5.50%, 6/15/2047 160,000 149,078
3.50%, 7/15/2051(b) 70,000 47,360
4.63%, 3/15/2052 55,000 44,778
5.90%, 6/1/2053 75,000 73,119
6.00%, 4/1/2054 45,000 44,452
5.95%, 9/15/2054(b) 55,000 53,962
5.70%, 11/15/2055(b) 75,000 71,459
6.10%, 4/1/2064(b) 45,000 44,713
Humana, Inc. ,
5.38%, 4/15/2031 50,000 50,675
2.15%, 2/3/2032(b) 115,000 99,908
3.95%, 8/15/2049 50,000 36,246
5.75%, 4/15/2054(b) 74,000 69,404
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 15,482
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041 86,000 63,375
4.88%, 4/1/2042 50,000 47,186
Series 2019, 3.27%,
11/1/2049 122,000 84,675
Laboratory Corp. of America
Holdings ,
2.95%, 12/1/2029 25,000 23,643
4.35%, 4/1/2030 50,000 49,329
4.70%, 2/1/2045 75,000 66,940
Mass General Brigham, Inc. ,
Series 2020, 3.19%,
7/1/2049 100,000 66,675
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061 79,000 50,233
McKesson Corp. ,
3.95%, 2/16/2028 125,000 124,035
4.65%, 5/30/2030 50,000 50,015
5.25%, 5/30/2035(b) 50,000 50,838
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 37,542
4.13%, 7/1/2052(b) 50,000 39,905
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 150,000 81,964
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046 50,000 39,529
Novant Health, Inc. ,
3.17%, 11/1/2051 80,000 52,808
Orlando Health Obligated
Group ,
5.48%, 10/1/2035(b) 35,000 35,860
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 86,610
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 29,056
Series 21A, 2.70%,
10/1/2051(b) 51,000 29,854
Quest Diagnostics, Inc. ,
4.63%, 12/15/2029 25,000 24,990
2.95%, 6/30/2030 75,000 70,261
5.00%, 12/15/2034(b) 50,000 49,662
5.00%, 6/30/2036 25,000 24,590
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 23,204
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 39,214
Series 2025, 5.21%,
8/15/2032 20,000 20,407

32 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Sutter Health,
Series 2025, 5.54%,
8/15/2035 60,000 61,801
Series 20A, 3.36%,
8/15/2050(b) 134,000 93,899
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 45,641
UnitedHealth Group, Inc. ,
2.95%, 10/15/2027 200,000 196,580
4.25%, 1/15/2029 45,000 44,774
4.70%, 4/15/2029 50,000 50,333
4.00%, 5/15/2029 50,000 49,304
5.30%, 2/15/2030(b) 300,000 306,882
4.65%, 1/15/2031 50,000 50,045
2.30%, 5/15/2031 75,000 67,151
4.95%, 1/15/2032 200,000 201,432
4.20%, 5/15/2032(b) 65,000 63,194
5.35%, 2/15/2033 60,000 61,573
4.63%, 7/15/2035(b) 105,000 101,576
5.80%, 3/15/2036 75,000 78,892
3.50%, 8/15/2039(b) 100,000 82,283
3.05%, 5/15/2041 180,000 135,807
3.95%, 10/15/2042(b) 125,000 103,201
5.50%, 7/15/2044(b) 200,000 195,866
4.25%, 6/15/2048 125,000 101,546
3.70%, 8/15/2049 200,000 147,602
3.25%, 5/15/2051 60,000 40,401
4.75%, 5/15/2052(b) 200,000 171,524
5.63%, 7/15/2054 100,000 97,787
3.88%, 8/15/2059 100,000 71,508
3.13%, 5/15/2060 100,000 60,629
4.95%, 5/15/2062 100,000 85,599
5.50%, 4/15/2064 75,000 70,158
Universal Health Services,
Inc. ,
2.65%, 1/15/2032(b) 100,000 87,309
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 35,006
11,122,121
Health Care REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033(b) 100,000 81,628
5.25%, 3/15/2036 25,000 24,580
4.85%, 4/15/2049 50,000 42,575
5.15%, 4/15/2053(b) 45,000 39,738
5.63%, 5/15/2054(b) 25,000 23,630
DOC DR LLC ,
2.63%, 11/1/2031 50,000 44,596
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 100,000 94,114
Healthpeak OP LLC ,
3.50%, 7/15/2029 125,000 120,680
3.00%, 1/15/2030 30,000 28,289
5.25%, 12/15/2032 60,000 60,535
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
Omega Healthcare Investors,
Inc. ,
3.63%, 10/1/2029 100,000 95,912
5.20%, 7/1/2030 25,000 25,122
Sabra Health Care LP ,
3.20%, 12/1/2031(b) 100,000 90,679
Ventas Realty LP ,
4.40%, 1/15/2029 82,000 81,401
3.00%, 1/15/2030 100,000 94,335
5.63%, 7/1/2034 25,000 25,673
5.00%, 1/15/2035 75,000 73,930
Welltower OP LLC ,
3.10%, 1/15/2030 100,000 95,030
4.50%, 7/1/2030 50,000 49,746
2.75%, 1/15/2031 175,000 161,038
2.75%, 1/15/2032 50,000 45,095
1,398,326
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029(b) 88,000 90,914
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029 50,000 47,676
Series J, 2.90%, 12/15/2031 80,000 71,651
5.70%, 7/1/2034 25,000 25,540
144,867
Hotels, Restaurants & Leisure 0 .2%
Airbnb, Inc. ,
4.40%, 3/16/2029 25,000 24,865
4.65%, 3/16/2031 25,000 24,839
5.25%, 3/16/2036 25,000 24,896
Choice Hotels International,
Inc. ,
5.85%, 8/1/2034 50,000 50,802
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 25,000 24,920
4.55%, 10/15/2029 25,000 24,822
6.30%, 10/10/2033 50,000 53,282
Expedia Group, Inc. ,
3.80%, 2/15/2028 150,000 148,085
3.25%, 2/15/2030(b) 65,000 61,734
5.40%, 2/15/2035(b) 50,000 49,489
5.50%, 4/15/2036 25,000 24,751
Hyatt Hotels Corp. ,
5.05%, 3/30/2028 25,000 25,151
5.25%, 6/30/2029 25,000 25,377
5.75%, 4/23/2030(f) 25,000 25,636
5.75%, 3/30/2032 25,000 25,778
5.50%, 6/30/2034 25,000 25,293
5.40%, 12/15/2035(b) 25,000 24,814
Las Vegas Sands Corp. ,
5.63%, 6/15/2028 25,000 25,298
6.00%, 8/15/2029 25,000 25,658
6.00%, 6/14/2030 25,000 25,700
5.30%, 5/15/2031 25,000 24,905
5.65%, 5/18/2033 25,000 25,001
Marriott International, Inc. ,
5.00%, 10/15/2027 55,000 55,354

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Marriott International, Inc.,
5.55%, 10/15/2028 50,000 50,999
Series FF, 4.63%, 6/15/2030 92,000 91,770
Series HH, 2.85%,
4/15/2031(b) 75,000 68,923
4.50%, 10/15/2031 25,000 24,669
5.10%, 4/15/2032 25,000 25,276
Series GG, 3.50%,
10/15/2032 50,000 46,016
4.50%, 5/1/2033 25,000 24,199
5.30%, 5/15/2034 50,000 50,492
5.35%, 3/15/2035 50,000 50,350
5.25%, 10/15/2035 25,000 24,997
5.50%, 4/15/2037 50,000 50,480
5.10%, 5/1/2038 25,000 24,110
McDonald's Corp. ,
4.80%, 8/14/2028 50,000 50,334
5.00%, 5/17/2029 25,000 25,336
4.60%, 5/15/2030 25,000 25,096
4.40%, 2/12/2031 25,000 24,847
5.20%, 5/17/2034 25,000 25,549
4.95%, 3/3/2035 25,000 24,893
4.70%, 12/9/2035(b) 100,000 97,874
5.00%, 2/13/2036 25,000 24,914
4.88%, 7/15/2040 100,000 94,438
4.88%, 12/9/2045(b) 100,000 90,341
3.63%, 9/1/2049(b) 90,000 65,644
4.20%, 4/1/2050 50,000 40,042
5.45%, 8/14/2053(b) 50,000 48,070
Sands China Ltd. ,
5.40%, 8/8/2028(f) 200,000 201,443
Starbucks Corp. ,
3.50%, 3/1/2028 75,000 73,865
2.55%, 11/15/2030(b) 200,000 183,195
4.80%, 2/15/2033(b) 100,000 99,454
4.45%, 8/15/2049(b) 100,000 82,527
3.50%, 11/15/2050 75,000 52,460
2,709,053
Household Durables 0 .0%
†
DR Horton, Inc. ,
5.50%, 10/15/2035(b) 75,000 76,592
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 25,000 15,535
Mohawk Industries, Inc. ,
5.85%, 9/18/2028 50,000 51,208
PulteGroup, Inc. ,
6.38%, 5/15/2033(b) 50,000 53,692
Sekisui House US, Inc. ,
2.50%, 1/15/2031 50,000 44,097
Sony Group Corp. ,
4.66%, 6/30/2031 25,000 25,010
5.09%, 6/30/2036 25,000 24,999
291,133
Household Products 0 .1%
Church & Dwight Co., Inc. ,
5.60%, 11/15/2032 40,000 41,819
5.00%, 6/15/2052 40,000 36,272
Clorox Co. (The) ,
4.70%, 5/15/2031 25,000 24,842
4.60%, 5/1/2032(b) 75,000 73,572
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products
Clorox Co. (The),
4.95%, 5/15/2033 25,000 24,756
5.25%, 5/15/2036 25,000 24,905
Colgate-Palmolive Co. ,
4.20%, 5/1/2030 45,000 44,789
3.25%, 8/15/2032 35,000 32,764
4.60%, 3/1/2033 16,000 16,124
Kimberly-Clark Corp. ,
6.63%, 8/1/2037 55,000 62,371
3.20%, 7/30/2046 65,000 45,929
2.88%, 2/7/2050 25,000 16,200
Procter & Gamble Co. (The) ,
2.85%, 8/11/2027 130,000 128,090
4.35%, 1/29/2029(b) 50,000 50,193
4.15%, 10/24/2029 50,000 49,959
4.05%, 5/1/2030 50,000 49,616
1.20%, 10/29/2030 100,000 87,594
1.95%, 4/23/2031 100,000 89,463
4.10%, 11/3/2032 50,000 48,894
4.55%, 1/29/2034 50,000 49,836
4.35%, 11/3/2035 50,000 48,401
3.60%, 3/25/2050(b) 75,000 58,004
1,104,393
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) ,
2.45%, 1/15/2031(b) 70,000 62,443
Basin Electric Power
Cooperative ,
5.85%, 10/15/2055(b) 35,000 34,247
Constellation Energy
Generation LLC ,
3.90%, 1/8/2028 25,000 24,786
5.60%, 3/1/2028(b) 40,000 40,625
4.55%, 6/1/2029 25,000 24,897
4.80%, 1/15/2032 25,000 24,789
5.80%, 3/1/2033(b) 40,000 41,747
6.13%, 1/15/2034 25,000 26,548
5.30%, 6/1/2036 25,000 24,867
6.25%, 10/1/2039 30,000 31,662
5.60%, 6/15/2042 75,000 73,946
5.88%, 1/15/2066(b) 25,000 24,427
Oglethorpe Power Corp. ,
5.25%, 9/1/2050 120,000 108,906
Southern Power Co. ,
Series A, 4.25%, 10/1/2030 50,000 49,116
4.80%, 6/15/2031 25,000 24,930
Series B, 4.90%, 10/1/2035 50,000 48,509
666,445
Industrial Conglomerates 0 .0%
†
3M Co. ,
4.80%, 3/15/2030 25,000 25,152
3.05%, 4/15/2030 25,000 23,629
5.15%, 3/15/2035 25,000 25,278
5.70%, 3/15/2037 40,000 41,445
4.00%, 9/14/2048 96,000 75,486
3.25%, 8/26/2049 90,000 61,615
Honeywell International, Inc. ,
2.70%, 8/15/2029 25,000 23,663
1.75%, 9/1/2031(b) 100,000 86,796

34 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
Honeywell International, Inc.,
5.00%, 2/15/2033 30,000 30,384
4.50%, 1/15/2034 45,000 43,964
5.00%, 3/1/2035 75,000 75,188
2.80%, 6/1/2050 40,000 25,690
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 31,113
569,403
Industrial REITs 0 .1%
Americold Realty Operating
Partnership LP ,
5.60%, 5/15/2032 25,000 25,090
5.41%, 9/12/2034 25,000 24,299
First Industrial LP ,
5.25%, 1/15/2031 25,000 25,155
Prologis LP ,
1.75%, 7/1/2030 65,000 58,175
1.25%, 10/15/2030 65,000 56,505
4.75%, 1/15/2031 75,000 75,386
4.25%, 6/15/2031 25,000 24,539
2.25%, 1/15/2032 50,000 43,991
4.90%, 6/15/2036 30,000 29,389
3.00%, 4/15/2050 65,000 42,834
2.13%, 10/15/2050 105,000 56,472
5.25%, 6/15/2053 30,000 28,431
5.25%, 3/15/2054 75,000 71,103
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 40,000 34,758
596,127
Information Technology 0 .0%
†
nVent Finance Sarl ,
5.65%, 5/15/2033 40,000 41,136
Insurance 0 .6%
Aflac, Inc. ,
3.60%, 4/1/2030 175,000 168,832
5.15%, 5/14/2036(b) 25,000 25,022
Alleghany Corp. ,
3.63%, 5/15/2030 50,000 48,348
3.25%, 8/15/2051 50,000 33,158
Allstate Corp. (The) ,
5.25%, 3/30/2033 20,000 20,346
+ 2.12%), 6.50%,
5/15/2057(d) 95,000 97,609
American International Group,
Inc. ,
5.13%, 3/27/2033 60,000 60,404
4.75%, 4/1/2048(b) 100,000 88,073
4.38%, 6/30/2050 50,000 41,400
Aon Corp. ,
2.80%, 5/15/2030(b) 50,000 46,558
2.05%, 8/23/2031 50,000 43,629
2.60%, 12/2/2031 25,000 22,286
5.00%, 9/12/2032 30,000 30,123
5.35%, 2/28/2033(b) 25,000 25,528
Aon Global Ltd. ,
4.60%, 6/14/2044 75,000 65,296
Aon North America, Inc. ,
5.30%, 3/1/2031(b) 75,000 76,328
5.75%, 3/1/2054(b) 138,000 135,387
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Arch Capital Group Ltd. ,
5.95%, 6/15/2056 25,000 25,228
Arthur J Gallagher & Co. ,
4.60%, 12/15/2027 50,000 50,086
2.40%, 11/9/2031 100,000 88,248
5.15%, 2/15/2035(b) 100,000 99,291
3.05%, 3/9/2052 100,000 62,794
5.55%, 2/15/2055(b) 100,000 94,773
Athene Holding Ltd. ,
6.15%, 4/3/2030 50,000 51,853
6.65%, 2/1/2033 50,000 52,715
5.88%, 1/15/2034 25,000 25,277
6.25%, 4/1/2054(b) 50,000 46,066
6.63%, 5/19/2055(b) 75,000 72,930
Berkshire Hathaway Finance
Corp. ,
4.20%, 8/15/2048 100,000 81,693
4.25%, 1/15/2049(b) 100,000 82,238
2.85%, 10/15/2050 45,000 28,608
3.85%, 3/15/2052(b) 100,000 75,664
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047(b) 50,000 34,438
Brown & Brown, Inc. ,
4.20%, 3/17/2032 30,000 28,522
5.25%, 6/23/2032 25,000 25,025
5.65%, 6/11/2034 50,000 50,649
5.55%, 6/23/2035(b) 75,000 74,838
6.25%, 6/23/2055 50,000 50,430
Chubb INA Holdings LLC ,
5.00%, 3/15/2034 75,000 75,223
4.90%, 8/15/2035 50,000 49,304
5.30%, 5/20/2036 25,000 25,255
6.00%, 5/11/2037 90,000 96,081
4.35%, 11/3/2045 50,000 42,860
2.85%, 12/15/2051 50,000 31,801
3.05%, 12/15/2061 35,000 21,299
CNO Financial Group, Inc. ,
6.45%, 6/15/2034 25,000 26,051
Enstar Group Ltd. ,
3.10%, 9/1/2031 55,000 48,969
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 50,000 33,930
3.13%, 10/15/2052 50,000 31,132
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028 25,000 25,702
6.50%, 6/4/2029 25,000 25,547
6.25%, 10/4/2034(b) 25,000 24,456
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030 25,000 24,859
6.00%, 12/7/2033(b) 100,000 104,385
6.10%, 3/15/2055 25,000 24,677
6.50%, 5/20/2055 50,000 52,176
6.20%, 6/8/2056(c) 25,000 24,941
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 22,077
First American Financial
Corp. ,
2.40%, 8/15/2031 25,000 21,789
5.45%, 9/30/2034 25,000 24,655

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Globe Life, Inc. ,
2.15%, 8/15/2030 50,000 45,099
5.85%, 9/15/2034 25,000 25,820
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 75,000 68,300
Hartford Insurance Group, Inc.
(The) ,
6.10%, 10/1/2041 109,000 114,534
Kemper Corp. ,
3.80%, 2/23/2032 30,000 27,078
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 100,000 94,013
5.35%, 11/15/2035(b) 25,000 24,432
Loews Corp. ,
4.94%, 4/1/2036 25,000 24,464
4.13%, 5/15/2043 50,000 41,689
Manulife Financial Corp. ,
3.70%, 3/16/2032 20,000 18,984
4.99%, 12/11/2035 25,000 24,610
Markel Group, Inc. ,
3.35%, 9/17/2029 275,000 263,801
3.45%, 5/7/2052 100,000 67,797
Marsh & McLennan Cos., Inc. ,
4.55%, 11/8/2027 75,000 75,132
4.38%, 3/15/2029 50,000 49,804
4.85%, 11/15/2031 25,000 25,049
5.75%, 11/1/2032 25,000 26,188
5.40%, 9/15/2033 50,000 51,412
5.15%, 3/15/2034 25,000 25,210
5.00%, 3/15/2035 115,000 113,870
4.95%, 3/15/2036(b) 25,000 24,581
4.75%, 3/15/2039 100,000 94,598
5.35%, 11/15/2044 50,000 47,798
4.20%, 3/1/2048 50,000 40,376
5.40%, 3/15/2055(b) 135,000 127,598
MetLife, Inc. ,
5.30%, 12/15/2034(b) 50,000 50,905
4.88%, 11/13/2043(b) 250,000 230,327
5.00%, 7/15/2052(b) 60,000 53,989
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.08%), 6.35%,
3/15/2055(d) 30,000 30,747
Old Republic International
Corp. ,
5.75%, 3/28/2034 25,000 25,434
5.70%, 6/1/2036 25,000 25,090
Principal Financial Group, Inc. ,
4.30%, 11/15/2046 50,000 41,184
5.50%, 3/15/2053 45,000 43,400
Progressive Corp. (The) ,
4.95%, 6/15/2033(b) 20,000 20,159
3.70%, 1/26/2045 75,000 58,246
4.13%, 4/15/2047 67,000 54,253
Prudential Financial, Inc. ,
3.88%, 3/27/2028(b) 200,000 198,033
5.20%, 3/14/2035 50,000 50,155
4.60%, 5/15/2044(b) 150,000 131,135
3.91%, 12/7/2047 136,000 104,134
3.70%, 3/13/2051(b) 100,000 72,450
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Prudential Funding Asia plc ,
3.13%, 4/14/2030 75,000 70,989
Reinsurance Group of
America, Inc. ,
6.00%, 9/15/2033 20,000 20,855
5.75%, 9/15/2034 25,000 25,583
RenaissanceRe Holdings Ltd. ,
5.75%, 6/5/2033 60,000 61,530
5.80%, 4/1/2035 25,000 25,563
Travelers Cos., Inc. (The) ,
6.25%, 6/15/2037 86,000 93,762
5.35%, 11/1/2040(b) 100,000 99,895
4.10%, 3/4/2049 100,000 80,343
5.45%, 5/25/2053(b) 20,000 19,410
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 67,000 73,458
Unum Group ,
4.00%, 6/15/2029 200,000 195,708
5.25%, 12/15/2035 25,000 24,612
4.13%, 6/15/2051 50,000 37,366
W R Berkley Corp. ,
4.00%, 5/12/2050 50,000 38,373
Willis North America, Inc. ,
4.50%, 9/15/2028(b) 125,000 124,509
2.95%, 9/15/2029 65,000 61,559
4.55%, 3/15/2031 50,000 49,091
5.35%, 5/15/2033 20,000 20,257
5.15%, 3/15/2036 25,000 24,512
5.90%, 3/5/2054(b) 25,000 24,710
6,990,825
Interactive Media & Services 0 .4%
Alphabet, Inc. ,
3.88%, 11/15/2028 35,000 34,684
3.70%, 2/15/2029 90,000 88,539
1.10%, 8/15/2030(b) 100,000 87,730
4.10%, 11/15/2030 125,000 123,159
4.10%, 2/15/2031(b) 55,000 54,042
4.38%, 11/15/2032 45,000 44,317
4.40%, 2/15/2033 45,000 44,033
4.50%, 5/15/2035(b) 100,000 97,606
4.70%, 11/15/2035(b) 150,000 146,959
4.80%, 2/15/2036 125,000 122,881
1.90%, 8/15/2040 100,000 66,453
5.35%, 11/15/2045 125,000 121,270
5.50%, 2/15/2046(b) 115,000 113,292
2.05%, 8/15/2050 75,000 40,050
5.25%, 5/15/2055(b) 50,000 46,758
5.45%, 11/15/2055 100,000 95,859
5.65%, 2/15/2056 35,000 34,535
2.25%, 8/15/2060 100,000 50,001
5.30%, 5/15/2065 35,000 32,098
5.75%, 2/15/2066(b) 45,000 44,518
5.70%, 11/15/2075(b) 125,000 119,986
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 199,564
Meta Platforms, Inc. ,
3.50%, 8/15/2027 230,000 228,066
4.60%, 5/15/2028(b) 60,000 60,301
4.20%, 11/15/2030(b) 170,000 167,333
4.55%, 5/15/2031(b) 125,000 124,327

36 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services
Meta Platforms, Inc.,
4.55%, 8/15/2031 100,000 99,578
3.85%, 8/15/2032(b) 195,000 184,524
4.60%, 11/15/2032(b) 100,000 98,329
4.88%, 5/15/2033(b) 125,000 123,871
4.95%, 5/15/2033 60,000 59,972
4.75%, 8/15/2034(b) 175,000 171,821
4.88%, 11/15/2035(b) 145,000 141,109
5.25%, 5/15/2036 250,000 248,235
5.50%, 11/15/2045 205,000 190,225
6.20%, 5/15/2046 50,000 50,035
4.45%, 8/15/2052 40,000 30,824
5.60%, 5/15/2053 35,000 31,831
5.40%, 8/15/2054 46,000 40,588
5.63%, 11/15/2055 230,000 208,416
6.30%, 5/15/2056 50,000 49,771
4.65%, 8/15/2062 100,000 75,949
5.75%, 5/15/2063 60,000 54,017
5.55%, 8/15/2064 200,000 174,775
5.75%, 11/15/2065(b) 365,000 327,891
6.45%, 5/15/2066 50,000 49,381
4,799,503
IT Services 0 .1%
Accenture Capital, Inc. ,
3.90%, 10/4/2027 35,000 34,837
4.05%, 10/4/2029 50,000 49,194
4.25%, 10/4/2031(b) 50,000 48,790
4.50%, 10/4/2034 35,000 33,564
Booz Allen Hamilton, Inc. ,
5.95%, 4/15/2035(b) 50,000 49,802
CGI, Inc. ,
4.95%, 3/14/2030 25,000 24,891
DXC Technology Co. ,
2.38%, 9/15/2028 25,000 23,503
IBM International Capital Pte.
Ltd. ,
4.60%, 2/5/2029 100,000 100,052
International Business
Machines Corp. ,
3.50%, 5/15/2029 150,000 145,776
4.80%, 2/10/2030(b) 100,000 100,491
5.00%, 2/10/2032 100,000 100,555
5.88%, 11/29/2032 53,000 56,130
4.15%, 5/15/2039 150,000 130,568
4.00%, 6/20/2042 150,000 122,612
4.25%, 5/15/2049(b) 300,000 234,434
5.70%, 2/10/2055(b) 100,000 95,739
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031(b) 120,000 99,968
VeriSign, Inc. ,
5.10%, 7/15/2031 25,000 25,074
1,475,980
Leisure Products 0 .0%
†
Hasbro, Inc. ,
6.05%, 5/14/2034 25,000 26,128
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.30%, 3/12/2031 82,000 73,661
4.90%, 1/15/2032(c) 25,000 25,023
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
Agilent Technologies, Inc.,
4.75%, 9/9/2034 25,000 24,605
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032 50,000 46,490
Danaher Corp. ,
2.60%, 10/1/2050 44,000 26,598
2.80%, 12/10/2051 65,000 40,656
Illumina, Inc. ,
5.75%, 12/13/2027 100,000 101,501
4.75%, 12/12/2030 25,000 24,848
Revvity, Inc. ,
3.30%, 9/15/2029 100,000 95,516
Thermo Fisher Scientific, Inc. ,
4.80%, 11/21/2027 100,000 100,623
1.75%, 10/15/2028 115,000 108,282
5.00%, 1/31/2029 75,000 75,993
4.98%, 8/10/2030 65,000 65,991
4.20%, 3/1/2031(b) 45,000 44,164
4.47%, 10/7/2032 50,000 49,205
4.55%, 6/15/2033 30,000 29,473
4.79%, 10/7/2035 50,000 49,116
4.90%, 2/12/2036 25,000 24,706
4.89%, 10/7/2037 20,000 19,663
2.80%, 10/15/2041 30,000 21,927
5.30%, 2/1/2044 75,000 72,990
1,121,031
Machinery 0 .2%
AGCO Corp. ,
5.80%, 3/21/2034 25,000 25,500
Caterpillar, Inc. ,
2.60%, 9/19/2029 70,000 66,175
6.05%, 8/15/2036 102,000 111,043
3.80%, 8/15/2042 100,000 83,046
3.25%, 9/19/2049 105,000 74,652
CNH Industrial Capital LLC ,
5.50%, 1/12/2029(b) 100,000 101,875
5.10%, 4/20/2029 50,000 50,487
4.95%, 6/25/2031 25,000 24,963
Cummins, Inc. ,
5.30%, 5/9/2035 125,000 127,494
Deere & Co. ,
5.45%, 1/16/2035 50,000 51,694
3.90%, 6/9/2042 75,000 63,550
5.70%, 1/19/2055(b) 25,000 25,697
Deere Funding Canada Corp. ,
4.15%, 10/9/2030 25,000 24,565
Dover Corp. ,
5.38%, 3/1/2041 25,000 24,823
Flowserve Corp. ,
2.80%, 1/15/2032 25,000 22,178
5.70%, 5/15/2036 25,000 25,127
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041(b) 75,000 71,354
Ingersoll Rand, Inc. ,
5.18%, 6/15/2029(b) 50,000 50,868
5.70%, 8/14/2033(b) 100,000 103,978
5.45%, 6/15/2034 50,000 50,920
Nordson Corp. ,
4.50%, 12/15/2029 25,000 24,829
5.80%, 9/15/2033(b) 25,000 26,025

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Otis Worldwide Corp. ,
5.25%, 8/16/2028 30,000 30,393
4.49%, 5/7/2029 25,000 24,910
3.11%, 2/15/2040(b) 125,000 96,173
Parker-Hannifin Corp. ,
4.25%, 9/15/2027 65,000 64,882
3.25%, 6/14/2029 104,000 100,414
4.50%, 9/15/2029 45,000 44,967
4.20%, 11/21/2034(b) 175,000 167,186
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028(b) 100,000 102,171
4.25%, 11/15/2028 50,000 49,621
2.30%, 3/15/2030(b) 175,000 160,198
3.00%, 5/15/2032 40,000 36,036
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(f) 100,000 100,065
4.90%, 5/29/2030(b) 50,000 50,315
5.50%, 5/29/2035 25,000 25,530
Xylem, Inc. ,
5.20%, 6/1/2033 30,000 30,403
2,314,107
Media 0 .2%
Charter Communications
Operating LLC ,
2.25%, 1/15/2029 100,000 93,171
5.05%, 3/30/2029 100,000 99,619
6.10%, 6/1/2029 75,000 76,832
6.65%, 2/1/2034(b) 125,000 128,252
6.55%, 6/1/2034 75,000 76,564
6.38%, 10/23/2035 250,000 249,591
3.50%, 3/1/2042 100,000 69,072
5.38%, 5/1/2047 150,000 121,409
5.75%, 4/1/2048 175,000 147,303
4.80%, 3/1/2050(b) 175,000 130,533
3.90%, 6/1/2052 75,000 47,810
5.25%, 4/1/2053(b) 180,000 140,353
6.83%, 10/23/2055 85,000 79,117
3.85%, 4/1/2061 310,000 182,050
Fox Corp. ,
6.50%, 10/13/2033 50,000 53,216
5.58%, 1/25/2049(b) 100,000 92,660
Omnicom Group, Inc. ,
4.20%, 3/2/2029 25,000 24,669
2.40%, 3/1/2031 160,000 143,439
2.60%, 8/1/2031 32,000 28,722
5.00%, 6/2/2033(b) 25,000 24,559
5.30%, 11/1/2034 20,000 19,848
5.30%, 6/2/2036(b) 25,000 24,371
3.38%, 3/1/2041 70,000 52,572
2,105,732
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.80%, 11/29/2032(b) 40,000 43,886
5.38%, 5/19/2036 30,000 29,740
7.00%, 10/15/2039(f) 50,000 55,332
6.35%, 6/17/2054(b) 25,000 26,147
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 100,000 101,097
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
BHP Billiton Finance USA Ltd. ,
5.10%, 9/8/2028 100,000 101,256
5.00%, 2/21/2030(b) 100,000 101,203
5.25%, 9/8/2030 100,000 102,116
5.13%, 2/21/2032 75,000 76,235
4.90%, 2/28/2033 35,000 35,031
5.25%, 9/8/2033 50,000 51,026
5.30%, 2/21/2035 75,000 76,425
4.13%, 2/24/2042 92,000 79,250
5.00%, 9/30/2043(b) 100,000 94,243
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034 50,000 50,858
Newmont Corp. ,
5.35%, 3/15/2034 25,000 25,652
5.88%, 4/1/2035 86,000 90,853
4.88%, 3/15/2042 50,000 47,263
Nucor Corp. ,
4.65%, 6/1/2030 50,000 50,050
5.10%, 6/1/2035 50,000 50,267
5.20%, 8/1/2043 75,000 73,011
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 56,000 58,571
Rio Tinto Finance USA Ltd. ,
2.75%, 11/2/2051 100,000 61,803
Rio Tinto Finance USA plc ,
4.50%, 3/14/2028 40,000 40,067
4.88%, 3/14/2030 80,000 80,756
5.00%, 3/14/2032(b) 55,000 55,560
5.25%, 3/14/2035(b) 85,000 86,311
4.13%, 8/21/2042 100,000 85,397
5.13%, 3/9/2053(b) 60,000 55,607
5.75%, 3/14/2055(b) 60,000 60,699
Southern Copper Corp. ,
6.75%, 4/16/2040 150,000 165,893
Steel Dynamics, Inc. ,
4.00%, 12/15/2028 50,000 49,245
3.25%, 1/15/2031 75,000 70,324
5.38%, 8/15/2034 50,000 50,635
5.25%, 5/15/2035 50,000 50,191
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 285,730
6.40%, 6/28/2054(b) 75,000 76,538
2,694,268
Multi-Utilities 0 .5%
Ameren Corp. ,
5.00%, 1/15/2029(b) 50,000 50,414
5.38%, 3/15/2035 25,000 25,286
5.00%, 5/15/2036 25,000 24,406
Ameren Illinois Co. ,
3.85%, 9/1/2032(b) 40,000 38,023
2.90%, 6/15/2051 100,000 62,984
5.90%, 12/1/2052 50,000 51,070
Berkshire Hathaway Energy
Co. ,
6.13%, 4/1/2036 150,000 160,038
5.15%, 11/15/2043(b) 150,000 141,250
4.60%, 5/1/2053 50,000 41,689
Black Hills Corp. ,
3.05%, 10/15/2029 210,000 198,936
4.55%, 1/31/2031 25,000 24,622
6.00%, 1/15/2035 25,000 25,978

38 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
CenterPoint Energy, Inc. ,
5.40%, 6/1/2029 50,000 51,048
Consolidated Edison Co. of
New York, Inc. ,
5.20%, 3/1/2033 40,000 40,738
5.50%, 3/15/2034 50,000 51,729
5.13%, 3/15/2035 125,000 125,259
5.15%, 6/15/2036 50,000 49,858
3.95%, 3/1/2043 75,000 60,856
4.50%, 12/1/2045(b) 125,000 107,026
6.15%, 11/15/2052 50,000 52,016
5.90%, 11/15/2053(b) 50,000 50,459
4.63%, 12/1/2054 50,000 41,783
5.75%, 11/15/2055(b) 35,000 34,519
5.88%, 6/15/2056 25,000 25,132
3.60%, 6/15/2061(b) 100,000 68,011
Consumers Energy Co. ,
4.90%, 2/15/2029(b) 100,000 101,113
4.70%, 1/15/2030 25,000 25,068
4.50%, 1/15/2031 40,000 39,718
5.05%, 5/15/2035 100,000 100,170
5.13%, 5/1/2036 25,000 24,982
4.35%, 4/15/2049 175,000 144,590
3.10%, 8/15/2050 45,000 30,155
Dominion Energy, Inc. ,
4.60%, 5/15/2028(b) 50,000 50,012
Series C, 3.38%, 4/1/2030 150,000 143,198
5.00%, 6/15/2030 50,000 50,562
Series A, 4.35%, 8/15/2032 40,000 38,658
5.38%, 11/15/2032 50,000 51,071
Series B, 5.95%,
6/15/2035(b) 151,000 158,607
5.35%, 6/15/2036 25,000 25,029
Series C, 4.90%, 8/1/2041 200,000 184,289
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.26%),
6.00%, 2/15/2056(d) 25,000 25,111
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.01%),
6.20%, 2/15/2056(d) 25,000 25,079
DTE Energy Co. ,
4.88%, 6/1/2028 40,000 40,167
5.10%, 3/1/2029 75,000 75,850
2.95%, 3/1/2030 50,000 47,038
5.05%, 10/1/2035 25,000 24,558
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
1.81%), 6.20%, 7/1/2058(d) 25,000 25,210
National Grid plc ,
5.42%, 1/11/2034 100,000 101,409
5.41%, 6/9/2036 25,000 24,893
NiSource, Inc. ,
5.25%, 3/30/2028(b) 104,000 105,159
5.20%, 7/1/2029 50,000 50,777
2.95%, 9/1/2029(b) 125,000 118,721
1.70%, 2/15/2031 85,000 74,144
4.75%, 5/18/2031 25,000 24,898
5.35%, 4/1/2034 25,000 25,479
5.35%, 7/15/2035(b) 100,000 100,824
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
NiSource, Inc.,
5.95%, 6/15/2041 175,000 179,897
5.00%, 6/15/2052 70,000 61,699
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.04%),
5.75%, 7/15/2056(d) 25,000 24,964
Public Service Enterprise
Group, Inc. ,
5.88%, 10/15/2028 50,000 51,290
5.20%, 4/1/2029 50,000 50,667
4.90%, 3/15/2030(b) 25,000 25,199
4.80%, 6/15/2031 25,000 24,933
5.45%, 4/1/2034 50,000 50,952
5.40%, 3/15/2035 25,000 25,294
Puget Energy, Inc. ,
2.38%, 6/15/2028 50,000 47,763
4.22%, 3/15/2032 40,000 38,394
5.73%, 3/15/2035 25,000 25,159
Puget Sound Energy, Inc. ,
5.33%, 6/15/2034 25,000 25,506
5.64%, 4/15/2041 175,000 173,888
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030 100,000 88,461
5.40%, 4/15/2035 25,000 25,402
3.32%, 4/15/2050 75,000 50,911
5.35%, 4/1/2053 20,000 18,645
5.55%, 4/15/2054 50,000 48,210
Sempra ,
3.40%, 2/1/2028(b) 300,000 294,385
3.70%, 4/1/2029 50,000 48,795
5.25%, 3/15/2036 25,000 24,672
6.00%, 10/15/2039(b) 95,000 97,463
4.00%, 2/1/2048 50,000 37,722
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.63%),
6.40%, 10/1/2054(d) 26,000 26,139
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031(b) 250,000 220,170
5.75%, 9/15/2033 50,000 52,029
Series B, 5.10%, 9/15/2035 25,000 24,781
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.82%),
6.05%, 9/15/2056(d) 25,000 25,033
WEC Energy Group, Inc. ,
1.80%, 10/15/2030 103,000 91,537
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.91%),
5.63%, 5/15/2056(b)(d) 25,000 24,849
5,664,478
Office REITs 0 .0%
†
Boston Properties LP ,
2.90%, 3/15/2030(b) 100,000 93,162
3.25%, 1/30/2031(b) 89,000 82,571
2.45%, 10/1/2033 100,000 82,252

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Office REITs
COPT Defense Properties LP ,
4.50%, 10/15/2030 25,000 24,633
2.90%, 12/1/2033 50,000 42,704
Highwoods Realty LP ,
3.05%, 2/15/2030 100,000 93,143
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 92,369
6.25%, 1/15/2036 25,000 25,373
536,207
Oil, Gas & Consumable Fuels 1 .6%
Antero Resources Corp. ,
5.40%, 2/1/2036(b) 25,000 24,606
APA Corp. ,
6.10%, 2/15/2035 25,000 25,792
6.75%, 2/15/2055 25,000 26,088
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 125,000 116,646
5.63%, 8/1/2034 25,000 25,506
5.38%, 2/15/2036 25,000 24,863
BP Capital Markets America,
Inc. ,
5.02%, 11/17/2027 100,000 100,894
4.23%, 11/6/2028 275,000 273,219
4.70%, 4/10/2029 50,000 50,189
4.87%, 11/25/2029 25,000 25,218
2.72%, 1/12/2032 50,000 44,946
4.89%, 9/11/2033 15,000 14,933
5.23%, 11/17/2034(b) 75,000 75,983
3.06%, 6/17/2041(b) 50,000 37,690
3.00%, 2/24/2050 75,000 48,576
2.77%, 11/10/2050 125,000 76,875
2.94%, 6/4/2051 150,000 94,907
3.00%, 3/17/2052 50,000 31,835
3.38%, 2/8/2061 50,000 32,200
BP Capital Markets plc ,
3.28%, 9/19/2027(b) 300,000 296,551
Canadian Natural Resources
Ltd. ,
5.40%, 12/15/2034 25,000 25,266
6.25%, 3/15/2038(b) 90,000 94,955
4.95%, 6/1/2047(b) 75,000 66,445
Cenovus Energy, Inc. ,
4.65%, 3/20/2031 50,000 49,360
2.65%, 1/15/2032 45,000 40,174
5.40%, 3/20/2036(b) 50,000 49,533
6.75%, 11/15/2039 17,000 18,706
5.40%, 6/15/2047(b) 30,000 27,729
3.75%, 2/15/2052(b) 25,000 17,805
Cheniere Corpus Christi
Holdings LLC ,
3.70%, 11/15/2029 65,000 62,852
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 150,000 149,001
4.00%, 3/1/2031 75,000 72,154
3.25%, 1/31/2032 50,000 45,823
5.75%, 8/15/2034 75,000 77,310
5.55%, 10/30/2035 50,000 50,790
Cheniere Energy, Inc. ,
5.65%, 4/15/2034 100,000 102,626
Chevron Corp. ,
2.24%, 5/11/2030 77,000 70,824
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Chevron Corp.,
3.08%, 5/11/2050 25,000 16,753
Chevron USA, Inc. ,
1.02%, 8/12/2027(b) 120,000 115,965
4.05%, 8/13/2028 25,000 24,887
4.30%, 10/15/2030(b) 75,000 74,565
4.98%, 4/15/2035 50,000 50,332
4.85%, 10/15/2035 50,000 49,843
2.34%, 8/12/2050 100,000 57,278
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 152,038
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 25,000 24,794
ConocoPhillips ,
5.90%, 10/15/2032 52,000 55,069
6.50%, 2/1/2039 50,000 55,280
ConocoPhillips Co. ,
4.85%, 1/15/2032 50,000 50,326
5.00%, 1/15/2035 25,000 24,953
3.76%, 3/15/2042 50,000 40,423
4.30%, 11/15/2044 105,000 88,097
3.80%, 3/15/2052 50,000 36,691
5.30%, 5/15/2053 40,000 37,235
5.55%, 3/15/2054(b) 50,000 48,346
5.50%, 1/15/2055(b) 55,000 52,709
4.03%, 3/15/2062(b) 50,000 36,427
5.70%, 9/15/2063(b) 50,000 48,525
Continental Resources, Inc. ,
4.90%, 6/1/2044 35,000 28,685
Devon Energy Corp. ,
5.88%, 6/15/2028(b) 100,000 100,007
5.60%, 3/15/2034(c) 50,000 51,251
5.20%, 9/15/2034 75,000 75,077
5.40%, 2/15/2035(c) 100,000 100,392
4.75%, 5/15/2042 75,000 66,837
5.75%, 9/15/2054(b) 75,000 72,282
Diamondback Energy, Inc. ,
6.25%, 3/15/2033 35,000 37,214
5.40%, 4/18/2034 100,000 101,433
5.75%, 4/18/2054(b) 50,000 48,609
5.90%, 4/18/2064 60,000 58,528
Eastern Energy Gas Holdings
LLC ,
5.80%, 1/15/2035 25,000 25,854
5.65%, 10/15/2054 90,000 86,120
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029(b) 100,000 94,515
Enbridge, Inc. ,
4.60%, 6/20/2028 25,000 24,986
6.00%, 11/15/2028 50,000 51,528
4.20%, 11/20/2028 50,000 49,552
3.13%, 11/15/2029 75,000 71,405
4.90%, 6/20/2030 35,000 35,118
6.20%, 11/15/2030(b) 80,000 84,205
4.50%, 2/15/2031 50,000 49,268
4.85%, 3/27/2031 25,000 24,981
5.70%, 3/8/2033 105,000 108,418
5.63%, 4/5/2034 131,000 134,869
5.55%, 6/20/2035 50,000 50,850
5.20%, 11/20/2035 50,000 49,676
5.45%, 3/27/2036 25,000 25,268

40 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc.,
4.00%, 11/15/2049 100,000 76,406
3.40%, 8/1/2051 15,000 10,197
5.95%, 4/5/2054(b) 25,000 25,064
Energy Transfer LP ,
5.55%, 2/15/2028 50,000 50,665
5.25%, 7/1/2029 30,000 30,428
3.75%, 5/15/2030 60,000 57,780
6.40%, 12/1/2030 40,000 42,336
5.75%, 2/15/2033(b) 155,000 160,480
5.70%, 4/1/2035(b) 100,000 102,633
5.00%, 5/15/2044(f) 150,000 131,739
5.35%, 5/15/2045 200,000 181,741
5.30%, 4/15/2047 200,000 179,506
5.00%, 5/15/2050(b) 200,000 169,273
5.95%, 5/15/2054 40,000 38,286
6.05%, 9/1/2054 50,000 48,574
Enterprise Products Operating
LLC ,
4.30%, 6/20/2028(b) 75,000 74,730
2.80%, 1/31/2030(b) 70,000 65,842
4.60%, 1/15/2031 135,000 134,569
5.35%, 1/31/2033(b) 70,000 71,794
4.85%, 1/31/2034 50,000 49,540
4.95%, 2/15/2035 50,000 49,616
6.13%, 10/15/2039 85,000 90,830
4.45%, 2/15/2043 100,000 87,430
4.85%, 3/15/2044 100,000 91,322
4.25%, 2/15/2048 100,000 81,891
4.80%, 2/1/2049 75,000 65,827
4.20%, 1/31/2050 59,000 47,598
3.70%, 1/31/2051(b) 75,000 55,267
3.20%, 2/15/2052 30,000 19,868
4.95%, 10/15/2054 50,000 44,424
5.55%, 2/16/2055(b) 45,000 43,594
EOG Resources, Inc. ,
4.40%, 7/15/2028 75,000 74,892
4.40%, 1/15/2031 25,000 24,669
5.35%, 1/15/2036 75,000 75,804
4.95%, 4/15/2050(b) 60,000 53,608
5.65%, 12/1/2054 25,000 24,463
5.95%, 7/15/2055 35,000 35,702
EQT Corp. ,
3.90%, 10/1/2027 300,000 297,328
5.75%, 2/1/2034 50,000 51,124
Equinor ASA ,
4.25%, 6/2/2028 50,000 49,911
3.13%, 4/6/2030 200,000 190,455
4.50%, 9/3/2030 25,000 24,933
5.13%, 6/3/2035 50,000 50,508
4.75%, 11/14/2035 25,000 24,344
3.70%, 4/6/2050(b) 100,000 75,116
Expand Energy Corp. ,
5.70%, 1/15/2035 100,000 101,119
Exxon Mobil Corp. ,
3.48%, 3/19/2030(b) 50,000 48,409
2.61%, 10/15/2030(b) 125,000 115,926
4.23%, 3/19/2040(b) 125,000 112,590
4.11%, 3/1/2046 175,000 144,680
3.10%, 8/16/2049 50,000 33,759
4.33%, 3/19/2050(b) 101,000 84,234
3.45%, 4/15/2051 49,000 34,893
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Hess Corp. ,
5.60%, 2/15/2041 75,000 75,936
Kinder Morgan Energy
Partners LP ,
5.00%, 8/15/2042 100,000 91,136
Kinder Morgan, Inc. ,
5.00%, 2/1/2029 60,000 60,540
5.10%, 8/1/2029 40,000 40,505
2.00%, 2/15/2031 50,000 44,202
5.20%, 6/1/2033(b) 90,000 91,232
5.40%, 2/1/2034 75,000 76,447
5.30%, 12/1/2034(b) 150,000 151,113
5.05%, 2/15/2046 250,000 225,004
3.25%, 8/1/2050 50,000 33,161
3.60%, 2/15/2051(b) 100,000 70,472
5.95%, 8/1/2054(b) 25,000 25,095
Marathon Petroleum Corp. ,
5.70%, 3/1/2035(b) 50,000 51,317
6.50%, 3/1/2041 150,000 160,818
MPLX LP ,
4.00%, 3/15/2028 100,000 99,040
2.65%, 8/15/2030(b) 140,000 128,868
4.80%, 2/15/2031 70,000 69,714
4.95%, 9/1/2032 90,000 89,524
5.00%, 1/15/2033 50,000 49,672
5.00%, 3/1/2033 35,000 34,737
5.50%, 6/1/2034 60,000 60,660
5.40%, 4/1/2035 50,000 49,963
5.40%, 9/15/2035 50,000 49,862
5.30%, 4/1/2036 25,000 24,643
4.50%, 4/15/2038(b) 100,000 90,569
5.20%, 3/1/2047(b) 100,000 90,253
4.70%, 4/15/2048 75,000 62,298
5.50%, 2/15/2049 50,000 46,079
6.20%, 9/15/2055 40,000 40,177
6.10%, 4/1/2056 25,000 24,743
Occidental Petroleum Corp. ,
5.38%, 1/1/2032(b) 70,000 71,399
5.55%, 10/1/2034(b) 55,000 56,261
6.45%, 9/15/2036(b) 50,000 53,637
4.20%, 3/15/2048 120,000 95,567
ONEOK Partners LP ,
6.13%, 2/1/2041 100,000 102,675
ONEOK, Inc. ,
4.55%, 7/15/2028(b) 86,000 85,867
5.65%, 11/1/2028 100,000 102,058
4.35%, 3/15/2029 100,000 99,131
5.80%, 11/1/2030 75,000 77,613
4.75%, 10/15/2031 125,000 123,559
4.95%, 10/15/2032 25,000 24,819
5.05%, 11/1/2034(b) 150,000 146,714
5.40%, 10/15/2035 25,000 24,957
5.45%, 6/1/2047 100,000 91,654
5.20%, 7/15/2048(b) 150,000 132,987
6.63%, 9/1/2053 50,000 52,405
6.25%, 10/15/2055(b) 50,000 50,174
5.85%, 11/1/2064 30,000 28,026
Ovintiv, Inc. ,
6.25%, 7/15/2033 40,000 42,078
6.50%, 2/1/2038 25,000 26,328
7.10%, 7/15/2053 40,000 44,208

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Phillips 66 ,
4.65%, 11/15/2034(b) 100,000 96,900
5.88%, 5/1/2042 57,000 57,776
4.88%, 11/15/2044(b) 100,000 89,090
Phillips 66 Co. ,
4.95%, 12/1/2027 40,000 40,250
5.25%, 6/15/2031 75,000 76,311
4.95%, 3/15/2035(b) 75,000 73,908
4.90%, 10/1/2046 50,000 43,614
5.50%, 3/15/2055 25,000 23,308
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.17%), 6.20%,
3/15/2056(b)(d) 25,000 25,109
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 200,000 179,344
Plains All American Pipeline
LP ,
3.55%, 12/15/2029(b) 106,000 102,042
5.70%, 9/15/2034 50,000 51,080
5.95%, 6/15/2035 50,000 51,431
5.60%, 1/15/2036 50,000 50,141
5.15%, 6/1/2042(b) 100,000 91,810
Sabine Pass Liquefaction
LLC ,
4.50%, 5/15/2030 150,000 148,549
Shell Finance US, Inc. ,
4.13%, 11/6/2030 50,000 49,096
4.75%, 1/6/2036 50,000 48,922
6.38%, 12/15/2038(c) 250,000 273,212
4.55%, 8/12/2043 50,000 44,002
4.38%, 5/11/2045 100,000 85,084
4.00%, 5/10/2046 100,000 79,837
3.75%, 9/12/2046 100,000 77,304
3.00%, 11/26/2051(c) 25,000 16,250
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034 45,000 44,832
6.18%, 10/1/2054 30,000 28,693
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 84,549
Suncor Energy, Inc. ,
7.15%, 2/1/2032 100,000 110,108
5.95%, 12/1/2034 50,000 52,152
6.85%, 6/1/2039 70,000 77,421
Targa Resources Corp. ,
5.20%, 7/1/2027 60,000 60,373
4.35%, 1/15/2029 50,000 49,620
6.15%, 3/1/2029 35,000 36,243
4.90%, 9/15/2030 50,000 50,110
6.13%, 3/15/2033 100,000 105,345
5.50%, 2/15/2035(b) 100,000 100,939
5.55%, 8/15/2035 50,000 50,575
5.65%, 2/15/2036 50,000 50,826
5.40%, 7/30/2036 50,000 49,797
6.25%, 7/1/2052 60,000 60,972
Targa Resources Partners LP ,
4.88%, 2/1/2031(b) 100,000 99,617
4.00%, 1/15/2032 25,000 23,708
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029 75,000 73,201
3.13%, 5/29/2050 125,000 83,020
3.39%, 6/29/2060 100,000 65,356
TotalEnergies Capital SA ,
5.15%, 4/5/2034 50,000 50,710
5.49%, 4/5/2054(b) 64,000 61,837
5.28%, 9/10/2054 75,000 70,657
5.64%, 4/5/2064 50,000 48,410
5.43%, 9/10/2064 50,000 46,868
TransCanada PipeLines Ltd. ,
4.25%, 5/15/2028 400,000 397,424
4.10%, 4/15/2030 100,000 97,732
4.63%, 3/1/2034 100,000 96,664
5.85%, 3/15/2036(b) 150,000 156,233
6.10%, 6/1/2040 50,000 52,277
Valero Energy Corp. ,
2.80%, 12/1/2031 25,000 22,547
7.50%, 4/15/2032 18,000 20,347
6.63%, 6/15/2037(b) 100,000 109,895
3.65%, 12/1/2051 50,000 34,852
Viper Energy Partners LLC ,
5.70%, 8/1/2035(b) 25,000 25,398
Western Midstream Operating
LP ,
4.05%, 2/1/2030(f) 104,000 100,747
4.80%, 3/1/2031 25,000 24,724
6.15%, 4/1/2033(b) 100,000 104,302
5.70%, 7/1/2036 25,000 25,045
5.30%, 3/1/2048 70,000 60,946
Williams Cos., Inc. (The) ,
5.15%, 3/15/2034 150,000 149,871
5.60%, 3/15/2035 50,000 51,017
5.30%, 9/30/2035 50,000 49,881
5.15%, 3/15/2036 50,000 49,143
6.30%, 4/15/2040(b) 100,000 106,265
5.80%, 11/15/2043 150,000 148,548
4.90%, 1/15/2045 75,000 66,305
5.80%, 11/15/2054 50,000 48,765
5.95%, 3/15/2056(b) 45,000 44,568
18,717,753
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 58,836
Suzano Austria GmbH ,
5.00%, 1/15/2030 200,000 197,300
256,136
Passenger Airlines 0 .0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 20,308 18,280
Southwest Airlines Co. ,
4.38%, 11/15/2028 50,000 49,610
2.63%, 2/10/2030 50,000 46,276
5.25%, 11/15/2035 50,000 48,402
162,568

42 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Personal Care Products 0 .0%
†
Estee Lauder Cos., Inc. (The) ,
2.38%, 12/1/2029 35,000 32,493
1.95%, 3/15/2031(b) 100,000 88,635
5.00%, 2/14/2034 75,000 74,927
3.13%, 12/1/2049 100,000 66,011
Kenvue, Inc. ,
5.05%, 3/22/2028 30,000 30,289
5.00%, 3/22/2030 30,000 30,361
4.85%, 5/22/2032 50,000 50,253
5.10%, 3/22/2043 60,000 57,240
5.05%, 3/22/2053(b) 50,000 45,645
5.20%, 3/22/2063 45,000 40,907
516,761
Pharmaceuticals 0 .9%
Astrazeneca Finance LLC ,
4.85%, 2/26/2029(b) 75,000 75,765
4.90%, 2/26/2031 75,000 75,983
4.00%, 3/2/2031 25,000 24,399
4.30%, 3/2/2033 25,000 24,349
4.88%, 3/3/2033 100,000 100,724
5.00%, 2/26/2034 25,000 25,249
4.60%, 3/2/2036 25,000 24,240
AstraZeneca plc ,
4.00%, 1/17/2029 90,000 89,164
6.45%, 9/15/2037 200,000 222,089
4.00%, 9/18/2042 75,000 63,616
Bristol-Myers Squibb Co. ,
3.40%, 7/26/2029 60,000 58,286
1.45%, 11/13/2030 50,000 43,994
5.75%, 2/1/2031 75,000 78,410
5.10%, 2/22/2031 230,000 234,473
2.95%, 3/15/2032 140,000 127,910
5.90%, 11/15/2033 31,000 32,944
5.20%, 2/22/2034(b) 170,000 173,367
4.13%, 6/15/2039(b) 100,000 89,151
3.25%, 8/1/2042 50,000 37,916
5.50%, 2/22/2044(b) 25,000 24,880
4.55%, 2/20/2048 45,000 38,448
4.25%, 10/26/2049 100,000 81,270
2.55%, 11/13/2050 100,000 58,943
3.70%, 3/15/2052 25,000 18,323
5.55%, 2/22/2054(b) 110,000 107,423
3.90%, 3/15/2062 150,000 107,714
Eli Lilly & Co. ,
4.15%, 8/14/2027 75,000 74,913
4.00%, 10/15/2028 95,000 94,376
4.50%, 2/9/2029 75,000 75,395
4.20%, 8/14/2029 65,000 64,660
4.75%, 2/12/2030 50,000 50,530
4.25%, 3/15/2031 75,000 74,283
4.38%, 5/20/2031 50,000 49,615
4.90%, 2/12/2032 50,000 50,684
4.70%, 2/27/2033 40,000 40,100
4.65%, 5/20/2033 25,000 24,863
4.70%, 2/9/2034(b) 100,000 99,301
4.90%, 10/15/2035(b) 25,000 24,948
4.85%, 5/20/2036 75,000 74,257
3.95%, 3/15/2049 25,000 19,952
2.25%, 5/15/2050(b) 175,000 100,121
4.88%, 2/27/2053(b) 40,000 36,172
5.00%, 2/9/2054(b) 85,000 78,441
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Eli Lilly & Co.,
5.50%, 2/12/2055 50,000 49,690
5.55%, 10/15/2055(b) 25,000 24,986
5.60%, 5/20/2056(b) 30,000 30,131
2.50%, 9/15/2060 150,000 81,527
5.10%, 2/9/2064 75,000 68,484
5.20%, 8/14/2064(b) 50,000 46,404
5.65%, 10/15/2065 50,000 50,055
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028 25,000 24,819
4.50%, 4/15/2030 25,000 25,032
4.88%, 4/15/2035 25,000 24,791
6.38%, 5/15/2038 125,000 137,610
4.20%, 3/18/2043 50,000 43,229
Johnson & Johnson ,
0.95%, 9/1/2027(b) 300,000 289,542
4.80%, 6/1/2029 75,000 76,313
4.70%, 3/1/2030 50,000 50,622
1.30%, 9/1/2030(b) 125,000 110,787
4.90%, 6/1/2031(b) 75,000 76,674
4.85%, 3/1/2032 50,000 51,090
5.00%, 3/1/2035 50,000 51,260
3.63%, 3/3/2037 100,000 89,532
3.70%, 3/1/2046(b) 250,000 199,675
5.25%, 6/1/2054 50,000 49,901
2.45%, 9/1/2060 75,000 40,650
Merck & Co., Inc. ,
1.90%, 12/10/2028 130,000 122,649
3.40%, 3/7/2029(b) 125,000 121,911
3.85%, 3/15/2029 30,000 29,634
4.30%, 5/17/2030 35,000 34,779
4.15%, 3/15/2031 50,000 49,052
4.45%, 12/4/2032 25,000 24,607
4.50%, 5/17/2033(b) 35,000 34,601
4.95%, 9/15/2035 50,000 49,878
4.75%, 12/4/2035 30,000 29,396
3.90%, 3/7/2039 100,000 88,140
3.60%, 9/15/2042 50,000 40,012
4.90%, 5/17/2044 40,000 37,015
3.70%, 2/10/2045(b) 100,000 78,609
5.50%, 3/15/2046 40,000 39,535
4.00%, 3/7/2049 100,000 79,567
2.45%, 6/24/2050 62,000 36,386
2.75%, 12/10/2051 70,000 42,941
5.00%, 5/17/2053(b) 60,000 54,666
5.70%, 9/15/2055(b) 75,000 75,463
5.55%, 12/4/2055(b) 30,000 29,462
2.90%, 12/10/2061 25,000 14,462
5.15%, 5/17/2063 25,000 22,728
5.70%, 12/4/2065(b) 50,000 49,568
Novartis Capital Corp. ,
3.90%, 11/5/2028 50,000 49,516
4.10%, 3/16/2029 30,000 29,766
4.10%, 11/5/2030 50,000 49,123
4.40%, 3/18/2031 30,000 29,779
4.30%, 11/5/2032 50,000 48,927
4.60%, 3/18/2033 50,000 49,540
4.60%, 11/5/2035 50,000 48,849
4.90%, 3/18/2036 55,000 54,660
4.40%, 5/6/2044(b) 88,000 77,533
5.20%, 11/5/2045 25,000 24,119
4.00%, 11/20/2045(b) 100,000 82,671

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Novartis Capital Corp.,
2.75%, 8/14/2050 50,000 31,740
4.70%, 9/18/2054(b) 30,000 26,422
5.30%, 11/5/2055(b) 25,000 24,097
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2028(b) 300,000 300,217
4.65%, 5/19/2030 175,000 175,540
4.75%, 5/19/2033(b) 95,000 94,087
5.11%, 5/19/2043(b) 150,000 142,131
5.30%, 5/19/2053(b) 220,000 207,257
5.34%, 5/19/2063(b) 150,000 137,997
Pfizer, Inc. ,
3.88%, 11/15/2027 25,000 24,881
1.70%, 5/28/2030(b) 140,000 125,872
4.20%, 11/15/2030(b) 35,000 34,549
4.50%, 11/15/2032 50,000 49,319
4.88%, 11/15/2035 50,000 49,428
7.20%, 3/15/2039(b) 150,000 175,774
2.55%, 5/28/2040 45,000 32,663
4.13%, 12/15/2046(b) 100,000 82,135
4.00%, 3/15/2049(b) 100,000 78,802
2.70%, 5/28/2050 65,000 40,295
5.60%, 11/15/2055(b) 25,000 24,819
5.70%, 11/15/2065 25,000 24,499
Royalty Pharma plc ,
2.20%, 9/2/2030(b) 50,000 45,182
4.45%, 3/25/2031 25,000 24,582
5.20%, 9/25/2035 25,000 24,770
3.55%, 9/2/2050 50,000 34,931
3.35%, 9/2/2051 50,000 33,447
5.90%, 9/2/2054(b) 50,000 49,463
Sanofi SA ,
3.75%, 11/3/2027 25,000 24,860
3.63%, 6/19/2028(b) 96,000 94,820
3.80%, 11/3/2028 25,000 24,682
4.20%, 11/3/2032 25,000 24,449
Takeda Pharmaceutical Co.
Ltd. ,
5.30%, 7/5/2034(b) 200,000 202,296
3.03%, 7/9/2040(b) 200,000 151,735
3.38%, 7/9/2060 200,000 128,364
Utah Acquisition Sub, Inc. ,
5.25%, 6/15/2046(b) 100,000 84,606
Viatris, Inc. ,
2.70%, 6/22/2030 50,000 45,631
4.00%, 6/22/2050 100,000 68,646
Wyeth LLC ,
6.50%, 2/1/2034 106,000 116,157
Zoetis, Inc. ,
4.15%, 8/17/2028 50,000 49,666
3.90%, 8/20/2028 75,000 74,080
5.00%, 8/17/2035 50,000 49,383
3.00%, 5/15/2050 150,000 97,868
9,826,131
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 25,000 21,991
4.75%, 5/8/2032 50,000 50,104
4.45%, 9/9/2034(b) 50,000 48,723
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Automatic Data Processing,
Inc.,
5.00%, 5/7/2036 25,000 24,818
Broadridge Financial
Solutions, Inc. ,
2.60%, 5/1/2031 60,000 53,618
5.75%, 5/15/2036 25,000 25,014
Concentrix Corp. ,
6.60%, 8/2/2028(b) 50,000 49,870
Equifax, Inc. ,
5.10%, 12/15/2027 20,000 20,133
5.10%, 6/1/2028 40,000 40,322
4.80%, 9/15/2029(b) 40,000 40,046
2.35%, 9/15/2031(b) 50,000 43,978
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028(b) 100,000 103,287
Jacobs Solutions, Inc. ,
4.75%, 3/3/2031 25,000 24,769
5.38%, 3/3/2036 25,000 24,585
Paychex, Inc. ,
5.10%, 4/15/2030 50,000 50,430
5.35%, 4/15/2032 50,000 50,596
5.60%, 4/15/2035(b) 75,000 75,784
UL Solutions, Inc. ,
6.50%, 10/20/2028 25,000 25,931
Verisk Analytics, Inc. ,
5.25%, 3/15/2035(b) 25,000 24,856
3.63%, 5/15/2050(b) 60,000 42,466
841,321
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
4.80%, 6/15/2030 25,000 24,993
4.90%, 1/15/2033 25,000 24,640
5.95%, 8/15/2034 25,000 26,049
5.50%, 6/15/2035 25,000 25,274
5.25%, 6/1/2036 25,000 24,652
Jones Lang LaSalle, Inc. ,
6.88%, 12/1/2028 25,000 26,187
151,795
Residential REITs 0 .1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 50,000 50,637
5.25%, 3/15/2035 75,000 74,747
AvalonBay Communities, Inc. ,
1.90%, 12/1/2028 50,000 47,034
2.30%, 3/1/2030 76,000 70,090
4.35%, 12/1/2030 25,000 24,713
2.45%, 1/15/2031(b) 210,000 191,390
Camden Property Trust ,
2.80%, 5/15/2030 80,000 74,734
4.90%, 2/28/2036 25,000 24,401
ERP Operating LP ,
4.65%, 9/15/2034 25,000 24,367
4.50%, 7/1/2044 100,000 87,566
Essential Properties LP ,
2.95%, 7/15/2031(b) 50,000 45,162
Essex Portfolio LP ,
4.00%, 3/1/2029 100,000 98,356
3.00%, 1/15/2030 75,000 70,790

44 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Essex Portfolio LP,
5.50%, 4/1/2034 50,000 50,991
4.88%, 2/15/2036 25,000 24,152
Invitation Homes Operating
Partnership LP ,
4.15%, 4/15/2032(b) 100,000 95,171
4.95%, 1/15/2033 25,000 24,646
Mid-America Apartments LP ,
2.75%, 3/15/2030 50,000 46,829
5.30%, 2/15/2032 25,000 25,553
4.65%, 1/15/2033 25,000 24,567
5.00%, 3/15/2034 25,000 24,851
Store Capital LLC ,
2.70%, 12/1/2031 50,000 44,041
Sun Communities Operating
LP ,
2.70%, 7/15/2031 30,000 27,003
4.20%, 4/15/2032(b) 30,000 28,697
UDR, Inc. ,
3.00%, 8/15/2031 100,000 91,765
1.90%, 3/15/2033 55,000 45,449
1,437,702
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
4.05%, 7/1/2030 59,000 57,353
2.50%, 8/16/2031(b) 100,000 89,059
5.50%, 2/15/2034 25,000 25,505
Federal Realty OP LP ,
3.50%, 6/1/2030 125,000 119,303
Kimco Realty OP LLC ,
2.25%, 12/1/2031 25,000 22,104
4.45%, 9/1/2047 150,000 127,244
NNN REIT, Inc. ,
2.50%, 4/15/2030 100,000 92,324
4.60%, 2/15/2031 25,000 24,768
5.60%, 10/15/2033 25,000 25,716
5.50%, 6/15/2034 25,000 25,504
3.50%, 4/15/2051 40,000 28,268
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 50,000 44,525
4.95%, 1/15/2035 25,000 24,458
Realty Income Corp. ,
4.70%, 12/15/2028(b) 40,000 40,100
3.95%, 2/1/2029 25,000 24,628
4.75%, 2/15/2029 25,000 25,107
3.40%, 1/15/2030 125,000 119,699
3.25%, 1/15/2031 65,000 61,126
5.63%, 10/13/2032 45,000 46,684
2.85%, 12/15/2032(b) 125,000 111,169
4.50%, 2/1/2033 25,000 24,323
1.80%, 3/15/2033 55,000 45,569
4.90%, 7/15/2033 60,000 59,645
5.13%, 2/15/2034 25,000 25,074
Regency Centers LP ,
3.70%, 6/15/2030(b) 300,000 289,433
1,578,688
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0 .7%
Advanced Micro Devices, Inc. ,
4.32%, 3/24/2028 25,000 25,011
3.92%, 6/1/2032(b) 75,000 72,412
4.39%, 6/1/2052 50,000 41,943
Analog Devices, Inc. ,
4.25%, 6/15/2028 75,000 74,760
4.50%, 6/15/2030 50,000 49,878
2.10%, 10/1/2031 52,000 45,777
5.05%, 4/1/2034 25,000 25,266
2.80%, 10/1/2041 100,000 72,656
5.30%, 4/1/2054 25,000 23,811
Applied Materials, Inc. ,
2.75%, 6/1/2050 85,000 54,546
Broadcom, Inc. ,
4.00%, 4/15/2029(c) 95,000 93,551
4.75%, 4/15/2029 100,000 100,575
4.60%, 7/15/2030(b) 75,000 74,745
4.20%, 10/15/2030 30,000 29,408
4.15%, 11/15/2030(b) 121,000 118,451
2.45%, 2/15/2031 200,000 180,958
4.15%, 4/15/2032(c) 80,000 76,995
4.90%, 7/15/2032 125,000 125,409
4.60%, 1/15/2033 25,000 24,524
2.60%, 2/15/2033 260,000 226,010
3.42%, 4/15/2033 84,000 76,573
3.47%, 4/15/2034 700,000 628,593
5.20%, 7/15/2035 125,000 125,420
4.80%, 2/15/2036 50,000 48,522
3.50%, 2/15/2041(b) 100,000 79,900
Intel Corp. ,
4.88%, 2/10/2028(b) 110,000 110,380
1.60%, 8/12/2028 75,000 70,568
4.00%, 8/5/2029 60,000 58,894
2.45%, 11/15/2029 150,000 139,562
3.90%, 3/25/2030(b) 50,000 48,567
5.00%, 2/21/2031 30,000 30,230
4.65%, 6/1/2031 40,000 39,611
2.00%, 8/12/2031 25,000 21,781
4.15%, 8/5/2032(b) 100,000 95,891
5.00%, 8/15/2033 70,000 69,464
5.15%, 2/21/2034(b) 40,000 40,021
5.30%, 5/15/2036 40,000 39,800
2.80%, 8/12/2041 30,000 21,035
5.63%, 2/10/2043 45,000 43,719
4.10%, 5/11/2047 300,000 228,911
3.25%, 11/15/2049 100,000 65,110
5.70%, 2/10/2053(b) 120,000 113,167
6.13%, 5/15/2056 70,000 69,907
3.10%, 2/15/2060 200,000 114,163
5.90%, 2/10/2063 110,000 105,239
6.20%, 5/15/2066 50,000 49,827
KLA Corp. ,
4.65%, 7/15/2032(b) 50,000 49,900
4.70%, 2/1/2034 25,000 24,703
3.30%, 3/1/2050 70,000 48,593
5.25%, 7/15/2062 75,000 69,808
Lam Research Corp. ,
4.00%, 3/15/2029 94,000 92,961
1.90%, 6/15/2030(b) 90,000 81,452
4.88%, 3/15/2049 75,000 68,304
Microchip Technology, Inc. ,
4.90%, 3/15/2028 50,000 50,249

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc.,
5.05%, 3/15/2029(b) 50,000 50,388
5.05%, 2/15/2030 50,000 50,209
Micron Technology, Inc. ,
2.70%, 4/15/2032 100,000 89,593
3.37%, 11/1/2041 25,000 19,512
NVIDIA Corp. ,
4.25%, 6/15/2028 100,000 99,795
4.35%, 6/15/2029 100,000 99,699
2.85%, 4/1/2030(b) 110,000 104,066
2.00%, 6/15/2031 50,000 44,606
4.50%, 6/15/2031 175,000 174,380
4.75%, 6/15/2033 100,000 99,714
4.95%, 6/15/2036 175,000 173,465
5.55%, 6/15/2046 150,000 148,886
3.50%, 4/1/2050(b) 130,000 95,250
5.63%, 6/15/2056 150,000 148,891
NXP BV ,
4.30%, 8/19/2028 25,000 24,815
4.30%, 6/18/2029(b) 25,000 24,730
3.40%, 5/1/2030 35,000 33,337
2.50%, 5/11/2031 90,000 80,741
2.65%, 2/15/2032 40,000 35,424
4.85%, 8/19/2032 25,000 24,660
5.00%, 1/15/2033 10,000 9,967
5.25%, 8/19/2035(b) 50,000 50,016
3.25%, 5/11/2041 45,000 34,124
3.25%, 11/30/2051 30,000 19,882
QUALCOMM, Inc. ,
2.15%, 5/20/2030 80,000 73,173
4.50%, 5/20/2030 50,000 49,982
1.65%, 5/20/2032(b) 90,000 76,275
5.40%, 5/20/2033 25,000 25,887
5.00%, 5/20/2035(b) 50,000 49,794
4.30%, 5/20/2047 100,000 81,441
4.50%, 5/20/2052(b) 90,000 74,455
6.00%, 5/20/2053(b) 100,000 102,128
Texas Instruments, Inc. ,
4.60%, 2/8/2029 25,000 25,173
2.25%, 9/4/2029 50,000 46,792
4.50%, 5/23/2030 50,000 49,987
3.65%, 8/16/2032(b) 40,000 38,019
4.90%, 3/14/2033(b) 20,000 20,257
4.85%, 2/8/2034 25,000 25,085
4.15%, 5/15/2048 50,000 41,046
2.70%, 9/15/2051 50,000 30,576
5.00%, 3/14/2053 20,000 18,272
5.15%, 2/8/2054(b) 75,000 70,502
5.05%, 5/18/2063 45,000 40,154
TSMC Arizona Corp. ,
4.50%, 4/22/2052(b) 200,000 185,657
7,418,316
Software 0 .7%
Adobe, Inc. ,
4.80%, 4/4/2029(b) 25,000 25,245
2.30%, 2/1/2030 50,000 46,155
4.95%, 4/4/2034 25,000 24,881
AppLovin Corp. ,
5.13%, 12/1/2029 75,000 75,622
5.38%, 12/1/2031 25,000 25,349
5.50%, 12/1/2034 55,000 55,497
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Atlassian Corp. ,
5.50%, 5/15/2034(b) 25,000 24,631
Autodesk, Inc. ,
2.40%, 12/15/2031 30,000 26,299
5.30%, 6/15/2035(b) 35,000 35,014
Cadence Design Systems,
Inc. ,
4.20%, 9/10/2027 35,000 34,919
4.30%, 9/10/2029 50,000 49,602
4.70%, 9/10/2034 25,000 24,470
Intuit, Inc. ,
5.13%, 9/15/2028 75,000 75,856
5.20%, 9/15/2033(b) 75,000 75,316
5.50%, 6/15/2036 25,000 24,903
5.50%, 9/15/2053(b) 47,000 42,236
Microsoft Corp. ,
3.50%, 2/12/2035(b) 175,000 161,156
3.45%, 8/8/2036(b) 164,000 146,328
2.53%, 6/1/2050 436,000 259,273
2.92%, 3/17/2052 275,000 174,574
2.68%, 6/1/2060 200,000 110,281
3.04%, 3/17/2062 100,000 60,205
Oracle Corp. ,
3.25%, 11/15/2027(b) 300,000 294,013
4.80%, 8/3/2028(b) 150,000 149,689
4.55%, 2/4/2029 125,000 123,227
6.15%, 11/9/2029 65,000 66,664
2.95%, 4/1/2030(b) 175,000 161,073
4.65%, 5/6/2030 55,000 53,935
3.25%, 5/15/2030 50,000 46,477
4.45%, 9/26/2030(b) 150,000 144,805
4.95%, 2/4/2031(b) 125,000 122,379
2.88%, 3/25/2031 125,000 111,676
5.25%, 2/3/2032(b) 70,000 69,005
4.80%, 9/26/2032 190,000 180,787
5.35%, 5/4/2033 125,000 121,422
4.70%, 9/27/2034(b) 100,000 91,623
5.20%, 9/26/2035(b) 150,000 140,431
5.70%, 2/4/2036 65,000 62,950
3.80%, 11/15/2037(b) 200,000 159,790
3.60%, 4/1/2040 300,000 218,750
5.88%, 9/26/2045(b) 240,000 210,089
6.55%, 2/4/2046 150,000 141,403
3.60%, 4/1/2050 400,000 243,245
6.90%, 11/9/2052(b) 180,000 172,583
5.55%, 2/6/2053 130,000 104,717
5.38%, 9/27/2054 95,000 74,505
5.95%, 9/26/2055(b) 120,000 101,978
6.70%, 2/4/2056 150,000 141,182
3.85%, 4/1/2060 250,000 146,822
4.10%, 3/25/2061 150,000 91,752
6.85%, 2/4/2066(b) 150,000 139,618
Roper Technologies, Inc. ,
4.20%, 9/15/2028(b) 82,000 81,349
4.50%, 10/15/2029 25,000 24,841
4.45%, 9/15/2030 25,000 24,665
1.75%, 2/15/2031 95,000 82,642
4.75%, 2/15/2032(b) 50,000 49,485
4.90%, 10/15/2034 25,000 24,162
5.10%, 9/15/2035(b) 25,000 24,288
Salesforce, Inc. ,
4.50%, 3/15/2028 125,000 124,842

46 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Salesforce, Inc.,
3.70%, 4/11/2028(b) 200,000 197,390
4.65%, 3/15/2029 125,000 124,935
4.90%, 9/15/2031 125,000 124,721
5.20%, 3/15/2033 100,000 100,176
5.55%, 3/15/2036(b) 125,000 124,905
2.70%, 7/15/2041 100,000 68,279
6.40%, 3/15/2046 100,000 101,006
2.90%, 7/15/2051 90,000 52,453
6.55%, 3/15/2056 125,000 125,042
6.70%, 3/15/2066 50,000 50,398
ServiceNow, Inc. ,
1.40%, 9/1/2030(b) 70,000 61,367
4.70%, 8/15/2031 100,000 99,492
5.40%, 5/15/2036 25,000 24,987
Synopsys, Inc. ,
4.65%, 4/1/2028 65,000 65,070
4.85%, 4/1/2030(b) 75,000 75,126
5.00%, 4/1/2032(b) 125,000 125,219
5.15%, 4/1/2035(b) 170,000 169,028
5.70%, 4/1/2055(b) 35,000 33,943
VMware LLC ,
4.70%, 5/15/2030(b) 150,000 150,283
Workday, Inc. ,
3.80%, 4/1/2032(b) 45,000 41,903
7,816,399
Specialized REITs 0 .2%
American Tower Corp. ,
5.50%, 3/15/2028 60,000 60,848
5.25%, 7/15/2028 40,000 40,465
5.80%, 11/15/2028(b) 85,000 87,093
3.95%, 3/15/2029 150,000 147,313
2.90%, 1/15/2030(b) 110,000 103,335
4.90%, 3/15/2030 50,000 50,232
1.88%, 10/15/2030 165,000 146,440
2.30%, 9/15/2031 95,000 83,816
5.90%, 11/15/2033(b) 100,000 104,356
5.40%, 1/31/2035 25,000 25,297
5.35%, 3/15/2035 25,000 25,163
Crown Castle, Inc. ,
5.00%, 1/11/2028(b) 65,000 65,347
3.80%, 2/15/2028(b) 150,000 148,111
3.10%, 11/15/2029 160,000 151,688
2.25%, 1/15/2031 92,000 81,939
5.10%, 5/1/2033 35,000 34,711
5.20%, 9/1/2034(b) 50,000 49,548
4.75%, 5/15/2047 100,000 84,679
CubeSmart LP ,
2.00%, 2/15/2031 50,000 44,158
2.50%, 2/15/2032 50,000 44,053
EPR Properties ,
4.95%, 4/15/2028 200,000 199,979
4.75%, 11/15/2030 25,000 24,468
Equinix, Inc. ,
2.00%, 5/15/2028 30,000 28,635
3.20%, 11/18/2029 30,000 28,570
2.50%, 5/15/2031(b) 65,000 58,241
2.95%, 9/15/2051 100,000 62,557
3.40%, 2/15/2052 25,000 17,003
Extra Space Storage LP ,
5.50%, 7/1/2030 50,000 51,166
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
Extra Space Storage LP,
2.40%, 10/15/2031(b) 65,000 57,408
4.90%, 2/1/2032 25,000 24,906
2.35%, 3/15/2032 40,000 34,846
5.40%, 2/1/2034 25,000 25,267
5.35%, 1/15/2035 25,000 25,114
5.40%, 6/15/2035 50,000 50,381
Public Storage Operating Co. ,
5.13%, 1/15/2029 30,000 30,524
4.38%, 7/1/2030 50,000 49,674
5.10%, 8/1/2033(b) 74,000 74,889
5.00%, 7/1/2035 40,000 39,851
5.35%, 8/1/2053 25,000 23,974
Weyerhaeuser Co. ,
7.38%, 3/15/2032 118,000 131,638
2,617,683
Specialty Retail 0 .3%
AutoNation, Inc. ,
4.45%, 1/15/2029 25,000 24,762
2.40%, 8/1/2031 90,000 79,226
3.85%, 3/1/2032(b) 30,000 28,027
AutoZone, Inc. ,
6.25%, 11/1/2028 25,000 25,869
4.00%, 4/15/2030 100,000 97,486
5.13%, 6/15/2030 25,000 25,325
4.75%, 8/1/2032 40,000 39,609
4.75%, 2/1/2033 50,000 49,221
5.20%, 8/1/2033 25,000 25,171
6.55%, 11/1/2033 25,000 27,111
Best Buy Co., Inc. ,
1.95%, 10/1/2030 25,000 22,270
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 36,381
Home Depot, Inc. (The) ,
0.90%, 3/15/2028(b) 130,000 122,968
3.90%, 12/6/2028 50,000 49,570
2.95%, 6/15/2029 186,000 178,614
3.95%, 9/15/2030 40,000 39,198
1.38%, 3/15/2031(b) 75,000 64,974
4.85%, 6/25/2031 85,000 86,049
3.25%, 4/15/2032(b) 100,000 93,055
4.65%, 9/15/2035 50,000 48,679
5.88%, 12/16/2036 125,000 133,086
5.95%, 4/1/2041 50,000 52,915
4.20%, 4/1/2043 50,000 42,717
4.40%, 3/15/2045 100,000 85,801
4.25%, 4/1/2046 100,000 83,522
4.50%, 12/6/2048(b) 100,000 85,234
3.35%, 4/15/2050 60,000 41,782
2.38%, 3/15/2051 50,000 28,368
2.75%, 9/15/2051 50,000 30,496
3.63%, 4/15/2052(b) 140,000 101,284
5.30%, 6/25/2054(b) 75,000 70,988
Lowe's Cos., Inc. ,
3.95%, 10/15/2027 75,000 74,536
1.70%, 9/15/2028(b) 80,000 75,279
4.00%, 10/15/2028 75,000 74,064
6.50%, 3/15/2029 136,000 142,775
1.70%, 10/15/2030 75,000 66,346
4.25%, 3/15/2031 75,000 73,479
3.75%, 4/1/2032 45,000 42,652

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Lowe’s Cos., Inc.,
4.50%, 10/15/2032 75,000 73,412
5.15%, 7/1/2033(b) 50,000 50,504
4.85%, 10/15/2035(b) 75,000 73,154
2.80%, 9/15/2041 60,000 42,835
4.05%, 5/3/2047 100,000 78,178
3.00%, 10/15/2050 95,000 60,144
4.25%, 4/1/2052(b) 65,000 50,901
5.63%, 4/15/2053(b) 75,000 72,235
5.85%, 4/1/2063 110,000 108,049
O'Reilly Automotive, Inc. ,
4.70%, 6/15/2032 100,000 99,590
5.00%, 8/19/2034 25,000 24,737
5.10%, 3/12/2036 25,000 24,769
Tractor Supply Co. ,
1.75%, 11/1/2030(b) 55,000 48,447
5.25%, 5/15/2033 20,000 20,119
3,295,963
Technology Hardware, Storage & Peripherals 0 .3%
Apple, Inc. ,
4.00%, 5/10/2028 60,000 59,759
3.25%, 8/8/2029 100,000 96,994
2.20%, 9/11/2029 235,000 220,717
1.65%, 5/11/2030(b) 300,000 271,336
1.25%, 8/20/2030(b) 300,000 264,770
3.35%, 8/8/2032(b) 150,000 141,681
3.85%, 5/4/2043(b) 225,000 186,172
4.38%, 5/13/2045 155,000 134,211
4.65%, 2/23/2046 285,000 254,917
2.65%, 5/11/2050 150,000 91,766
2.40%, 8/20/2050(b) 100,000 57,803
2.65%, 2/8/2051 125,000 75,817
2.70%, 8/5/2051 50,000 30,488
2.55%, 8/20/2060(b) 200,000 107,567
2.80%, 2/8/2061 60,000 34,293
2.85%, 8/5/2061 50,000 28,862
Dell International LLC ,
4.15%, 2/15/2029 75,000 74,129
4.35%, 2/1/2030 25,000 24,681
5.00%, 4/1/2030(b) 30,000 30,254
4.50%, 2/15/2031(b) 75,000 73,959
5.30%, 4/1/2032 50,000 50,852
4.75%, 10/6/2032(b) 75,000 74,114
5.75%, 2/1/2033 60,000 62,350
5.00%, 2/15/2034 25,000 24,677
4.85%, 2/1/2035(b) 75,000 73,185
5.50%, 4/1/2035(b) 50,000 50,976
5.10%, 2/15/2036 75,000 73,926
5.25%, 2/15/2037 25,000 24,611
3.38%, 12/15/2041 100,000 76,391
3.45%, 12/15/2051(b) 55,000 38,408
Hewlett Packard Enterprise
Co. ,
4.05%, 9/15/2027 75,000 74,575
4.40%, 9/25/2027(b) 75,000 74,851
4.50%, 3/23/2028 25,000 24,967
5.25%, 7/1/2028 20,000 20,242
4.40%, 10/15/2030(b) 75,000 73,626
4.85%, 10/15/2031 40,000 39,834
5.25%, 4/1/2033(b) 25,000 25,077
5.00%, 10/15/2034(b) 85,000 83,276
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co.,
6.35%, 10/15/2045(f) 50,000 51,531
5.60%, 10/15/2054 60,000 55,622
HP, Inc. ,
4.75%, 1/15/2028 30,000 30,078
4.00%, 4/15/2029 60,000 58,816
5.40%, 4/25/2030 25,000 25,463
2.65%, 6/17/2031 50,000 44,692
5.50%, 1/15/2033(b) 60,000 61,263
6.10%, 4/25/2035 25,000 26,219
6.00%, 9/15/2041 25,000 25,138
NetApp, Inc. ,
5.70%, 3/17/2035 50,000 51,152
3,656,088
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 200,000 188,573
3.88%, 11/1/2045(b) 100,000 78,767
PVH Corp. ,
5.50%, 6/13/2030(b) 25,000 25,181
292,521
Tobacco 0 .3%
Altria Group, Inc. ,
6.20%, 11/1/2028 25,000 25,865
4.80%, 2/14/2029 225,000 225,847
4.50%, 8/6/2030 25,000 24,809
5.80%, 2/14/2039(b) 100,000 101,453
4.50%, 5/2/2043(b) 175,000 147,167
5.38%, 1/31/2044 95,000 89,207
5.95%, 2/14/2049(b) 100,000 98,229
3.70%, 2/4/2051 30,000 20,876
BAT Capital Corp. ,
3.56%, 8/15/2027 98,000 97,041
2.26%, 3/25/2028(b) 85,000 81,782
6.34%, 8/2/2030(b) 75,000 79,282
4.74%, 3/16/2032 70,000 69,683
5.35%, 8/15/2032(b) 25,000 25,586
4.63%, 3/22/2033(b) 30,000 29,345
6.42%, 8/2/2033(b) 90,000 97,286
6.00%, 2/20/2034(b) 25,000 26,360
5.63%, 8/15/2035(b) 50,000 51,526
4.39%, 8/15/2037(b) 125,000 114,314
4.54%, 8/15/2047 100,000 82,437
4.76%, 9/6/2049 100,000 84,118
5.65%, 3/16/2052 70,000 66,028
BAT International Finance plc ,
5.93%, 2/2/2029 100,000 103,071
Philip Morris International,
Inc. ,
4.38%, 11/1/2027 100,000 99,935
5.13%, 11/17/2027(b) 90,000 90,829
4.88%, 2/15/2028 25,000 25,149
5.25%, 9/7/2028 25,000 25,384
3.88%, 10/27/2028 40,000 39,472
4.88%, 2/13/2029 50,000 50,378
4.63%, 11/1/2029 50,000 50,080
5.63%, 11/17/2029 70,000 72,131
5.13%, 2/15/2030(b) 100,000 101,516
5.50%, 9/7/2030 25,000 25,780

48 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc.,
4.00%, 10/29/2030 50,000 48,707
5.13%, 2/13/2031 100,000 101,837
4.75%, 11/1/2031 25,000 25,082
4.25%, 10/29/2032(b) 50,000 48,487
5.75%, 11/17/2032 80,000 83,788
5.38%, 2/15/2033(b) 125,000 128,305
5.63%, 9/7/2033 25,000 25,992
5.25%, 2/13/2034(b) 75,000 76,230
4.90%, 11/1/2034(b) 50,000 49,696
4.63%, 10/29/2035 50,000 48,138
4.88%, 4/29/2036 25,000 24,474
6.38%, 5/16/2038 85,000 92,964
3.88%, 8/21/2042(b) 100,000 81,563
4.25%, 11/10/2044 60,000 50,423
Reynolds American, Inc. ,
5.70%, 8/15/2035(b) 120,000 123,639
5.85%, 8/15/2045(b) 75,000 73,872
3,405,163
Trading Companies & Distributors 0 .1%
GATX Corp. ,
4.90%, 3/15/2033(b) 145,000 144,063
6.90%, 5/1/2034 25,000 27,596
5.50%, 6/15/2035(b) 25,000 25,296
6.05%, 6/5/2054(b) 50,000 50,477
Sumisho Air Lease Corp. ,
4.40%, 3/24/2028(c) 25,000 24,865
2.10%, 9/1/2028 100,000 94,404
4.50%, 3/24/2029(c) 25,000 24,788
3.25%, 10/1/2029(b) 250,000 237,794
4.85%, 3/24/2031(b)(c) 25,000 24,739
2.88%, 1/15/2032(b) 60,000 53,655
5.50%, 3/24/2036(b)(c) 25,000 24,904
WW Grainger, Inc. ,
3.75%, 5/15/2046 100,000 78,653
811,234
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.63%, 6/1/2029 25,000 25,013
4.45%, 6/1/2032 60,000 58,950
5.15%, 3/1/2034(b) 50,000 50,607
5.25%, 3/1/2035 75,000 75,898
5.20%, 4/1/2036 25,000 24,988
4.30%, 9/1/2045 150,000 125,878
5.45%, 3/1/2054(b) 25,000 23,949
5.70%, 9/1/2055(b) 50,000 49,518
Essential Utilities, Inc. ,
4.80%, 8/15/2027 25,000 25,077
3.35%, 4/15/2050 150,000 101,315
561,193
Wireless Telecommunication Services 0 .3%
America Movil SAB de CV ,
6.38%, 3/1/2035 100,000 108,248
6.13%, 3/30/2040(b) 150,000 156,438
Rogers Communications, Inc. ,
5.30%, 2/15/2034 50,000 49,565
4.50%, 3/15/2042(b) 70,000 59,330
4.50%, 3/15/2043 100,000 83,409
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
Rogers Communications, Inc.,
5.00%, 3/15/2044(b) 55,000 48,766
4.55%, 3/15/2052(b) 80,000 63,540
T-Mobile USA, Inc. ,
4.95%, 3/15/2028(b) 85,000 85,529
4.80%, 7/15/2028 30,000 30,118
3.38%, 4/15/2029 75,000 72,507
2.55%, 2/15/2031(b) 200,000 181,471
2.70%, 3/15/2032 80,000 71,101
5.13%, 5/15/2032 50,000 50,516
4.63%, 1/15/2033(b) 60,000 58,640
5.05%, 7/15/2033 100,000 99,830
5.15%, 4/15/2034(b) 25,000 25,046
4.70%, 1/15/2035(b) 75,000 72,381
5.30%, 5/15/2035(b) 75,000 75,352
4.95%, 11/15/2035(b) 75,000 73,369
5.00%, 2/15/2036 75,000 73,366
4.38%, 4/15/2040 125,000 110,253
4.50%, 4/15/2050(b) 100,000 80,716
3.30%, 2/15/2051 75,000 48,922
3.40%, 10/15/2052 25,000 16,389
5.65%, 1/15/2053(b) 125,000 117,299
5.75%, 1/15/2054(b) 80,000 76,378
6.00%, 6/15/2054(b) 100,000 98,866
5.25%, 6/15/2055(b) 100,000 88,636
5.88%, 11/15/2055(b) 80,000 77,900
5.70%, 1/15/2056(b) 75,000 70,985
5.85%, 2/15/2056 50,000 48,336
Vodafone Group plc ,
7.88%, 2/15/2030 106,000 116,932
4.80%, 6/18/2031 35,000 34,752
5.35%, 6/18/2036 25,000 24,789
5.25%, 5/30/2048(b) 47,000 42,208
4.25%, 9/17/2050 20,000 15,402
5.63%, 2/10/2053 100,000 92,987
5.75%, 6/28/2054(b) 50,000 47,183
6.10%, 6/18/2056 35,000 34,379
5.75%, 2/10/2063 100,000 92,654
2,874,488
Total Corporate Bonds
(cost $294,632,008)
276,118,738
Foreign Government Securities 1 .6%
CANADA 0 .3%
Canada Government Bond ,
3.75%, 4/26/2028(b) 300,000 298,033
4.00%, 3/18/2030(b) 180,000 178,760
Export Development Canada ,
4.13%, 2/13/2029 500,000 499,145
4.00%, 6/20/2030 100,000 99,167
Province of Alberta ,
3.30%, 3/15/2028(b) 500,000 492,342
Province of British Columbia ,
4.90%, 4/24/2029 200,000 203,262
4.75%, 6/12/2034 250,000 252,314
4.80%, 6/11/2035(b) 115,000 116,198
Province of Manitoba ,
4.90%, 5/31/2034(b) 100,000 101,772

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 49
Foreign Government Securities
Principal
Amount ($) Value ($)
CANADA
Province of Ontario ,
2.00%, 10/2/2029(b) 700,000 651,976
4.70%, 1/15/2030 35,000 35,460
5.05%, 4/24/2034(b) 150,000 154,922
4.85%, 6/11/2035 160,000 162,650
Province of Quebec ,
7.50%, 9/15/2029 53,000 58,023
3.88%, 1/14/2031(b) 45,000 44,164
4.25%, 9/5/2034(b) 200,000 195,309
4.63%, 8/28/2035 150,000 149,470
4.63%, 6/3/2036 25,000 24,829
3,717,796
CHILE 0 .1%
Republic of Chile ,
2.45%, 1/31/2031 200,000 181,200
3.10%, 5/7/2041 200,000 152,900
3.50%, 1/25/2050(b) 250,000 181,187
5.33%, 1/5/2054 328,290 316,045
831,332
HUNGARY 0 .0%
†
Hungary Government Bond ,
7.63%, 3/29/2041 60,000 71,169
INDONESIA 0 .1%
Republic of Indonesia ,
4.15%, 9/20/2027(b) 200,000 200,464
3.50%, 1/11/2028 500,000 494,292
4.65%, 9/20/2032 200,000 195,841
4.75%, 9/10/2034 200,000 193,310
5.69%, 5/29/2036 200,000 204,268
4.20%, 10/15/2050 200,000 157,731
3.05%, 3/12/2051 300,000 191,839
1,637,745
ISRAEL 0 .1%
State of Israel Government
Bond ,
3.25%, 1/17/2028 200,000 196,046
5.50%, 3/12/2034(b) 250,000 253,521
3.38%, 1/15/2050 200,000 133,012
5.75%, 3/12/2054(b) 250,000 238,690
821,269
ITALY 0 .0%
†
Italian Republic Government
Bond ,
4.00%, 10/17/2049 200,000 153,598
JAPAN 0 .1%
Japan Bank for International
Cooperation ,
3.50%, 10/31/2028 400,000 392,749
1.88%, 4/15/2031(b) 400,000 356,922
4.38%, 1/23/2036 200,000 195,188
Japan International
Cooperation Agency ,
4.00%, 5/23/2028 450,000 446,916
1,391,775
Foreign Government Securities
Principal
Amount ($) Value ($)
MEXICO 0 .3%
Flutter Financing BV, First
Lien Term Loan ,
6.25%, 8/27/2037 200,000 200,059
United Mexican States ,
4.50%, 4/22/2029 300,000 296,175
2.66%, 5/24/2031(b) 500,000 440,575
5.85%, 7/2/2032 200,000 201,960
4.88%, 5/19/2033(b) 200,000 189,500
3.50%, 2/12/2034 250,000 212,875
6.35%, 2/9/2035 200,000 204,300
5.63%, 9/22/2035 200,000 194,300
6.88%, 5/13/2037 300,000 314,340
6.63%, 1/29/2038 200,000 204,700
4.75%, 3/8/2044 200,000 160,800
5.55%, 1/21/2045 100,000 90,040
4.50%, 1/31/2050(b) 200,000 147,600
4.40%, 2/12/2052 200,000 143,000
6.40%, 5/7/2054 200,000 188,200
6.75%, 2/9/2056 200,000 195,800
3.77%, 5/24/2061 200,000 119,700
3,503,924
PANAMA 0 .1%
Republic of Panama ,
3.88%, 3/17/2028 200,000 196,600
2.25%, 9/29/2032 200,000 167,600
6.40%, 2/14/2035 200,000 211,200
4.50%, 4/1/2056 400,000 311,600
3.87%, 7/23/2060 200,000 137,500
1,024,500
PERU 0 .1%
Republic of Peru ,
2.78%, 1/23/2031 150,000 138,090
3.00%, 1/15/2034 125,000 108,187
5.50%, 3/30/2036 162,000 163,563
3.30%, 3/11/2041(b) 125,000 96,638
5.63%, 11/18/2050(b) 100,000 97,355
5.88%, 8/8/2054(b) 125,000 124,312
6.20%, 6/30/2055 75,000 77,329
3.60%, 1/15/2072 50,000 31,728
837,202
PHILIPPINES 0 .1%
Republic of Philippines ,
9.50%, 2/2/2030 300,000 348,353
2.46%, 5/5/2030(b) 300,000 277,316
7.75%, 1/14/2031 200,000 224,369
6.38%, 10/23/2034 200,000 215,332
3.70%, 3/1/2041 250,000 203,877
3.70%, 2/2/2042 200,000 161,171
3.20%, 7/6/2046 200,000 139,659
1,570,077
POLAND 0 .1%
Republic of Poland ,
4.88%, 10/4/2033 100,000 99,456
5.13%, 9/18/2034 250,000 251,150
5.38%, 2/12/2035 125,000 127,551
5.50%, 4/4/2053 125,000 118,297
5.50%, 3/18/2054 115,000 108,852

50 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
POLAND
Republic of Poland
6.13%, 4/14/2056 100,000 101,694
807,000
SOUTH KOREA 0 .1%
Export-Import Bank of Korea ,
3.88%, 1/13/2031(b) 200,000 195,831
5.13%, 1/11/2033(b) 200,000 206,848
4.38%, 1/13/2036(b) 200,000 194,106
Republic of Korea ,
4.13%, 6/10/2044 250,000 225,670
822,455
SWEDEN 0 .0%
†
Svensk Exportkredit AB ,
4.13%, 6/14/2028 500,000 498,935
URUGUAY 0 .1%
Oriental Republic of Uruguay ,
4.38%, 10/27/2027 33,333 33,298
4.38%, 1/23/2031 100,000 100,210
5.75%, 10/28/2034 100,000 104,500
5.44%, 2/14/2037 25,000 25,638
5.10%, 6/18/2050 200,000 187,000
4.98%, 4/20/2055 100,000 90,650
5.25%, 9/10/2060 75,000 69,525
610,821
Total Foreign Government Securities
(cost $19,308,522)
18,299,598
Mortgage-Backed Securities 23 .4%
FHLMC Gold Pool
Pool# J18702
3.00%, 3/1/2027 4,573 4,551
Pool# J19106
3.00%, 5/1/2027 3,075 3,055
Pool# G14609
3.00%, 11/1/2027 29,734 29,474
Pool# C00566
7.50%, 12/1/2027 47 48
Pool# G15100
2.50%, 7/1/2028 17,603 17,335
Pool# C18271
7.00%, 11/1/2028 288 305
Pool# C00678
7.00%, 11/1/2028 89 95
Pool# C00836
7.00%, 7/1/2029 84 89
Pool# C31285
7.00%, 9/1/2029 180 190
Pool# G18536
2.50%, 1/1/2030 450,385 437,326
Pool# C37436
8.00%, 1/1/2030 257 266
Pool# C36429
7.00%, 2/1/2030 286 302
Pool# C36306
7.00%, 2/1/2030 187 198
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00921
7.50%, 2/1/2030 236 242
Pool# G01108
7.00%, 4/1/2030 67 70
Pool# U49055
3.00%, 6/1/2030 14,306 14,024
Pool# J32243
3.00%, 7/1/2030 142,947 139,541
Pool# C41561
8.00%, 8/1/2030 979 1,002
Pool# C01051
8.00%, 9/1/2030 337 348
Pool# C43550
7.00%, 10/1/2030 646 683
Pool# C44017
7.50%, 10/1/2030 223 226
Pool# C44957
8.00%, 11/1/2030 434 442
Pool# G18578
3.00%, 12/1/2030 64,666 62,934
Pool# C01103
7.50%, 12/1/2030 131 135
Pool# C46932
7.50%, 1/1/2031 342 347
Pool# G18587
3.00%, 2/1/2031 49,517 48,100
Pool# G18592
3.00%, 3/1/2031 54,350 52,766
Pool# C91366
4.50%, 4/1/2031 16,609 16,535
Pool# G18601
3.00%, 5/1/2031 32,026 31,100
Pool# G18605
3.00%, 6/1/2031 18,411 17,874
Pool# J34627
3.00%, 6/1/2031 4,657 4,519
Pool# C91377
4.50%, 6/1/2031 9,063 9,030
Pool# C53324
7.00%, 6/1/2031 851 900
Pool# J35107
2.50%, 8/1/2031 32,268 30,980
Pool# G01309
7.00%, 8/1/2031 270 285
Pool# G01311
7.00%, 9/1/2031 1,643 1,737
Pool# C01222
7.00%, 9/1/2031 257 272
Pool# G01315
7.00%, 9/1/2031 62 66
Pool# J35522
2.50%, 10/1/2031 125,813 120,737
Pool# C60012
7.00%, 11/1/2031 256 270
Pool# C61298
8.00%, 11/1/2031 1,176 1,199
Pool# J35957
2.50%, 12/1/2031 201,828 193,578
Pool# C61105
7.00%, 12/1/2031 2,830 2,992
Pool# C63171
7.00%, 1/1/2032 1,560 1,649

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# D99004
3.50%, 3/1/2032 36,828 35,957
Pool# G30577
3.50%, 4/1/2032 72,131 70,016
Pool# G01391
7.00%, 4/1/2032 2,966 3,136
Pool# C01345
7.00%, 4/1/2032 1,352 1,430
Pool# C01370
8.00%, 4/1/2032 374 384
Pool# C01381
8.00%, 5/1/2032 5,538 5,768
Pool# C68290
7.00%, 6/1/2032 1,412 1,492
Pool# C68300
7.00%, 6/1/2032 368 389
Pool# D99266
3.50%, 7/1/2032 60,477 59,019
Pool# G01449
7.00%, 7/1/2032 1,938 2,049
Pool# C69908
7.00%, 8/1/2032 10,594 11,199
Pool# C91558
3.50%, 9/1/2032 11,280 10,969
Pool# G16407
2.50%, 1/1/2033 95,270 90,983
Pool# G16408
2.50%, 1/1/2033 72,462 69,217
Pool# G01536
7.00%, 3/1/2033 2,627 2,777
Pool# C01528
5.00%, 4/1/2033 16,190 16,236
Pool# G30646
3.00%, 5/1/2033 77,710 74,598
Pool# G30642
3.00%, 5/1/2033 33,715 32,349
Pool# K90535
3.00%, 5/1/2033 15,625 14,955
Pool# G18693
4.00%, 5/1/2033 22,830 22,540
Pool# G18696
3.50%, 7/1/2033 6,420 6,262
Pool# A16419
6.50%, 11/1/2033 9,674 10,021
Pool# A21356
6.50%, 4/1/2034 12,367 12,811
Pool# C01851
6.50%, 4/1/2034 11,418 11,828
Pool# A24301
6.50%, 5/1/2034 18,967 19,648
Pool# A22067
6.50%, 5/1/2034 6,307 6,534
Pool# G18737
3.50%, 6/1/2034 44,045 42,678
Pool# A24988
6.50%, 7/1/2034 7,446 7,713
Pool# G01741
6.50%, 10/1/2034 2,762 2,861
Pool# G08023
6.50%, 11/1/2034 6,337 6,564
Pool# G01947
7.00%, 5/1/2035 2,755 2,912
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08073
5.50%, 8/1/2035 29,305 30,187
Pool# A37135
5.50%, 9/1/2035 69,750 71,675
Pool# A47368
5.00%, 10/1/2035 43,915 44,340
Pool# A38531
5.50%, 10/1/2035 95,664 96,862
Pool# A38255
5.50%, 10/1/2035 53,860 55,347
Pool# G08088
6.50%, 10/1/2035 31,913 33,110
Pool# A39759
5.50%, 11/1/2035 3,039 3,123
Pool# A40376
5.50%, 12/1/2035 1,115 1,121
Pool# A42305
5.50%, 1/1/2036 4,119 4,236
Pool# A41548
7.00%, 1/1/2036 4,834 5,110
Pool# G08111
5.50%, 2/1/2036 44,809 46,158
Pool# A43885
5.50%, 3/1/2036 126,324 127,668
Pool# A43884
5.50%, 3/1/2036 48,331 49,392
Pool# A43886
5.50%, 3/1/2036 44,945 45,397
Pool# A43861
5.50%, 3/1/2036 25,467 26,002
Pool# A48378
5.50%, 3/1/2036 23,588 23,699
Pool# G08116
5.50%, 3/1/2036 9,803 10,098
Pool# A48735
5.50%, 5/1/2036 5,248 5,358
Pool# A53039
6.50%, 10/1/2036 34,401 35,986
Pool# G05254
5.00%, 1/1/2037 30,246 30,539
Pool# G04331
5.00%, 2/1/2037 30,508 30,803
Pool# G05941
6.00%, 2/1/2037 151,071 158,263
Pool# G03620
6.50%, 10/1/2037 1,180 1,236
Pool# G03721
6.00%, 12/1/2037 14,508 15,239
Pool# G03969
6.00%, 2/1/2038 16,714 17,556
Pool# C91982
3.50%, 3/1/2038 57,177 54,378
Pool# G04913
5.00%, 3/1/2038 56,365 56,911
Pool# G05299
4.50%, 6/1/2038 48,687 48,209
Pool# G04581
6.50%, 8/1/2038 28,480 29,654
Pool# C92013
3.50%, 9/1/2038 132,681 126,480
Pool# A81674
6.00%, 9/1/2038 97,101 101,733

52 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G05459
5.50%, 5/1/2039 451,734 463,430
Pool# G05535
4.50%, 7/1/2039 157,120 155,573
Pool# A89500
4.50%, 10/1/2039 14,449 14,307
Pool# A91165
5.00%, 2/1/2040 634,946 641,108
Pool# G60342
4.50%, 5/1/2042 159,947 158,371
Pool# G60195
4.00%, 6/1/2042 213,119 205,783
Pool# Q08977
4.00%, 6/1/2042 51,522 49,641
Pool# Q09824
4.00%, 8/1/2042 29,022 28,026
Pool# Q11087
4.00%, 9/1/2042 21,072 20,211
Pool# G07158
3.50%, 10/1/2042 113,010 105,618
Pool# G07163
3.50%, 10/1/2042 91,176 85,226
Pool# Q11532
3.50%, 10/1/2042 88,067 82,269
Pool# Q12051
3.50%, 10/1/2042 68,703 64,241
Pool# Q12052
3.50%, 10/1/2042 28,663 26,788
Pool# C09020
3.50%, 11/1/2042 199,977 186,813
Pool# G07264
3.50%, 12/1/2042 181,658 169,699
Pool# Q14292
3.50%, 1/1/2043 49,035 45,835
Pool# Q15884
3.00%, 2/1/2043 268,775 244,019
Pool# Q16470
3.00%, 3/1/2043 529,737 480,945
Pool# V80002
2.50%, 4/1/2043 234,795 204,724
Pool# Q16915
3.00%, 4/1/2043 199,081 180,744
Pool# Q17675
3.50%, 4/1/2043 212,783 199,030
Pool# Q18523
3.50%, 5/1/2043 219,046 204,398
Pool# Q18751
3.50%, 6/1/2043 309,904 289,308
Pool# G07410
3.50%, 7/1/2043 85,356 79,839
Pool# Q20332
3.50%, 7/1/2043 30,800 28,728
Pool# G07459
3.50%, 8/1/2043 256,302 239,163
Pool# G60038
3.50%, 1/1/2044 537,514 502,129
Pool# Q26869
4.00%, 6/1/2044 237,610 228,175
Pool# G07946
4.00%, 7/1/2044 7,249 6,972
Pool# Q28607
3.50%, 9/1/2044 90,305 84,163
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61231
3.50%, 9/1/2044 25,948 24,218
Pool# G08609
3.50%, 10/1/2044 83,320 77,565
Pool# Q30833
4.00%, 1/1/2045 11,247 10,755
Pool# G60400
4.50%, 1/1/2045 67,604 66,320
Pool# G07925
4.00%, 2/1/2045 21,214 20,348
Pool# Q34165
4.00%, 6/1/2045 146,296 140,404
Pool# V81873
4.00%, 8/1/2045 85,618 81,877
Pool# G08669
4.00%, 9/1/2045 123,846 118,377
Pool# Q38357
4.00%, 1/1/2046 29,853 28,491
Pool# G08697
3.00%, 3/1/2046 373,862 336,187
Pool# Q39440
4.00%, 3/1/2046 22,508 21,467
Pool# G08704
4.50%, 4/1/2046 10,363 10,165
Pool# Q40097
4.50%, 4/1/2046 2,658 2,607
Pool# G08707
4.00%, 5/1/2046 58,227 55,547
Pool# G08708
4.50%, 5/1/2046 9,128 8,954
Pool# Q41548
3.00%, 7/1/2046 46,579 41,902
Pool# Q41903
3.50%, 7/1/2046 69,657 64,711
Pool# G61791
4.00%, 7/1/2046 55,768 53,355
Pool# Q41947
4.50%, 7/1/2046 2,222 2,180
Pool# G61237
3.50%, 8/1/2046 11,345 10,596
Pool# Q42680
4.00%, 8/1/2046 2,171 2,076
Pool# G08720
4.50%, 8/1/2046 7,160 7,023
Pool# G61323
3.00%, 9/1/2046 355,370 321,621
Pool# G08721
3.00%, 9/1/2046 209,202 187,589
Pool# G60733
4.50%, 9/1/2046 75,630 74,182
Pool# G60722
3.00%, 10/1/2046 586,883 526,922
Pool# Q44035
3.00%, 10/1/2046 292,024 261,627
Pool# G61815
4.00%, 10/1/2046 23,268 22,241
Pool# G08732
3.00%, 11/1/2046 38,189 34,224
Pool# G60989
3.00%, 12/1/2046 213,798 191,866
Pool# G08738
3.50%, 12/1/2046 798,991 740,397

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08741
3.00%, 1/1/2047 348,732 311,065
Pool# G08748
3.50%, 2/1/2047 165,520 152,888
Pool# G08751
3.50%, 3/1/2047 245,732 227,660
Pool# G60988
3.00%, 5/1/2047 722,180 648,358
Pool# Q48237
4.50%, 5/1/2047 47,034 46,016
Pool# Q48414
4.50%, 6/1/2047 33,605 32,271
Pool# Q48365
4.50%, 6/1/2047 9,268 9,065
Pool# V83270
3.50%, 7/1/2047 99,357 91,802
Pool# Q49917
3.50%, 8/1/2047 40,082 37,067
Pool# Q53085
3.00%, 9/1/2047 123,542 111,272
Pool# G61295
3.50%, 9/1/2047 269,082 250,014
Pool# Q52075
4.00%, 11/1/2047 92,546 88,183
Pool# G67707
3.50%, 1/1/2048 296,218 273,436
Pool# V83909
4.00%, 1/1/2048 111,073 105,888
Pool# T65458
3.50%, 2/1/2048 50,575 46,420
Pool# Q54460
4.00%, 2/1/2048 82,073 78,095
Pool# G61298
4.00%, 2/1/2048 39,961 37,965
Pool# Q55401
5.00%, 4/1/2048 22,870 22,951
Pool# G08821
5.00%, 5/1/2048 5,906 5,921
Pool# G67712
4.00%, 6/1/2048 80,819 77,010
Pool# G67713
4.00%, 6/1/2048 66,578 63,252
Pool# Q56473
4.50%, 6/1/2048 21,861 21,299
Pool# Q56472
4.50%, 6/1/2048 19,698 19,167
Pool# Q57401
4.50%, 7/1/2048 21,964 21,413
Pool# Q57402
4.50%, 7/1/2048 5,475 5,354
Pool# G08833
5.00%, 7/1/2048 2,416 2,425
Pool# G67716
4.50%, 10/1/2048 46,007 44,995
Pool# V85044
4.00%, 12/1/2048 77,600 73,719
Pool# V85139
4.50%, 1/1/2049 19,167 18,717
FHLMC Non Gold Pool Pool#
1B8478 ,
6.51%, 7/1/2041 (a) 10,674
11,060
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 41 41
Pool# ZS7757
3.00%, 3/1/2030 88,233 84,613
Pool# SB0383
2.50%, 4/1/2032 305,723 292,750
Pool# ZS8701
3.50%, 6/1/2033 22,401 21,833
Pool# SB0218
3.00%, 10/1/2033 40,124 38,702
Pool# SB0366
3.50%, 2/1/2034 53,889 52,489
Pool# SB0095
3.50%, 7/1/2034 7,707 7,530
Pool# SB0069
3.00%, 9/1/2034 74,566 71,304
Pool# SB8021
3.00%, 12/1/2034 158,103 150,848
Pool# RC1826
2.00%, 2/1/2036 239,320 218,228
Pool# SB8092
1.50%, 3/1/2036 282,703 252,279
Pool# SB8103
2.00%, 5/1/2036 239,170 218,090
Pool# QN7405
2.00%, 8/1/2036 138,358 126,204
Pool# SB8119
2.00%, 9/1/2036 622,812 567,514
Pool# SB8140
1.50%, 2/1/2037 425,294 379,014
Pool# SB8144
1.50%, 3/1/2037 894,311 796,984
Pool# QN9700
1.50%, 3/1/2037 284,407 253,454
Pool# SB8148
2.00%, 4/1/2037 1,917,146 1,746,819
Pool# SB8156
3.00%, 4/1/2037 148,173 140,068
Pool# SB8154
2.50%, 5/1/2037 129,224 120,967
Pool# SB0725
4.00%, 8/1/2037 41,421 40,248
Pool# SB1009
4.00%, 2/1/2038 40,209 39,120
Pool# SB8346
4.00%, 12/1/2039 185,904 180,679
Pool# RR0066
4.50%, 3/1/2041 26,658 26,352
Pool# QA2237
3.00%, 7/1/2046 745,680 671,065
Pool# QA2226
3.00%, 7/1/2046 440,984 397,042
Pool# ZM2339
3.50%, 1/1/2047 114,997 106,337
Pool# ZA6139
4.50%, 12/1/2048 39,535 38,509
Pool# SD0295
3.00%, 2/1/2049 1,340,822 1,207,776
Pool# RA3022
2.50%, 6/1/2050 476,161 402,111
Pool# SD7521
2.50%, 7/1/2050 639,028 546,095

54 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD7523
2.50%, 8/1/2050 169,675 145,363
Pool# SD0500
3.00%, 8/1/2050 29,155 25,877
Pool# SD8100
3.00%, 10/1/2050 1,238,571 1,089,827
Pool# RA3934
2.50%, 11/1/2050 631,470 530,182
Pool# SD0522
3.00%, 12/1/2050 404,755 356,061
Pool# RA4493
2.00%, 2/1/2051 1,134,725 914,366
Pool# QB9104
2.00%, 2/1/2051 619,511 499,336
Pool# RA4737
2.00%, 3/1/2051 2,185,945 1,764,080
Pool# RA4718
2.00%, 3/1/2051 981,878 796,881
Pool# SD7537
2.00%, 3/1/2051 515,095 417,869
Pool# QC5128
2.00%, 8/1/2051 253,474 205,525
Pool# SD8166
2.00%, 9/1/2051 1,519,942 1,221,183
Pool# RA6140
2.00%, 10/1/2051 1,098,342 891,382
Pool# RA6085
2.00%, 10/1/2051 618,078 503,865
Pool# RA6624
2.00%, 1/1/2052 4,839,799 3,875,735
Pool# SD0856
2.00%, 1/1/2052 1,199,199 963,132
Pool# SD7347
2.00%, 4/1/2052 778,513 624,504
Pool# SD8211
2.00%, 5/1/2052 3,786,376 3,036,040
Pool# RA7779
4.50%, 8/1/2052 459,522 443,163
Pool# SD2215
4.00%, 10/1/2052 456,666 430,671
Pool# SD1926
5.50%, 11/1/2052 618,440 628,950
Pool# SD7557
4.50%, 12/1/2052 1,016,068 987,363
Pool# RA8411
5.50%, 1/1/2053 166,993 170,195
Pool# QF5629
6.00%, 1/1/2053 339,576 355,247
Pool# RA8794
5.50%, 4/1/2053 725,458 737,903
Pool# SD2661
5.50%, 4/1/2053 490,978 496,789
Pool# RA9090
5.50%, 5/1/2053 744,190 752,211
Pool# SD2890
5.50%, 5/1/2053 284,264 287,898
Pool# SD2905
5.50%, 5/1/2053 166,682 168,532
Pool# RA9162
5.50%, 6/1/2053 382,406 388,395
Pool# SD3085
5.50%, 6/1/2053 182,896 185,715
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD3260
6.00%, 6/1/2053 134,437 139,478
Pool# SD3565
4.50%, 8/1/2053 162,469 156,791
Pool# SD8348
5.00%, 8/1/2053 947,866 936,204
Pool# SD3853
5.50%, 8/1/2053 118,754 119,964
Pool# SD3603
6.00%, 8/1/2053 1,197,905 1,245,940
Pool# RJ0007
6.50%, 10/1/2053 235,601 246,812
Pool# SD4340
5.50%, 11/1/2053 809,767 822,450
Pool# RJ0325
6.50%, 11/1/2053 110,229 114,584
Pool# RJ0528
6.50%, 12/1/2053 191,463 199,588
Pool# RJ0530
6.50%, 12/1/2053 161,929 168,522
Pool# RJ0841
6.00%, 2/1/2054 198,868 206,390
Pool# RJ0858
6.50%, 2/1/2054 346,528 359,938
Pool# RJ0992
5.00%, 5/1/2054 691,362 681,194
Pool# RJ1422
6.00%, 5/1/2054 339,392 353,357
Pool# RJ1437
6.50%, 5/1/2054 290,303 305,478
Pool# SD8438
5.50%, 6/1/2054 1,284,818 1,293,625
Pool# SD5812
6.00%, 7/1/2054 389,040 403,946
Pool# SD6025
6.00%, 8/1/2054 457,886 469,687
Pool# SD8491
5.00%, 12/1/2054 724,605 713,779
Pool# SL0050
5.50%, 1/1/2055 751,492 763,308
Pool# SL0425
6.00%, 2/1/2055 443,111 461,732
Pool# RJ4130
6.00%, 5/1/2055 434,938 447,867
Pool# SL2010
6.00%, 8/1/2055 880,553 907,329
Pool# QZ7777
5.50%, 10/1/2055 324,720 326,055
Pool# SL3955
5.50%, 2/1/2056 260,378 264,129
Pool# RJ6022
5.50%, 3/1/2056 230,129 232,795
Pool# RQ0127
5.00%, 6/1/2056 2,364,820 2,324,752
FNMA Pool
Pool# AC9895
5.81%, 4/1/2040(a) 275,309 283,607
Pool# AC9890
5.81%, 4/1/2040(a) 115,702 118,668
Pool# AJ1249
6.56%, 9/1/2041(a) 32,937 34,345

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AK0714
5.96%, 2/1/2042(a) 4,827 4,988
Pool# AT4250
5.99%, 6/1/2043(a) 11,843 12,247
Pool# BF0203
3.00%, 2/1/2047 307,640 275,837
Pool# BF0206
4.00%, 2/1/2047 182,130 172,554
Pool# BF0200
3.50%, 11/1/2051 141,289 127,936
Pool# BF0171
4.00%, 1/1/2057 123,864 116,066
Pool# BF0184
4.00%, 2/1/2057 139,771 130,972
FNMA UMBS Pool
Pool# AB4277
3.00%, 1/1/2027 10,377 10,326
Pool# AL1391
3.50%, 1/1/2027 203 202
Pool# AP4746
3.00%, 8/1/2027 4,734 4,695
Pool# AP4640
3.00%, 9/1/2027 3,268 3,237
Pool# AB6886
3.00%, 11/1/2027 3,790 3,750
Pool# AQ7406
3.00%, 11/1/2027 2,654 2,626
Pool# AQ2884
3.00%, 12/1/2027 4,958 4,902
Pool# AS0487
2.50%, 9/1/2028 32,262 31,700
Pool# 930998
4.50%, 4/1/2029 925 920
Pool# BM1507
2.50%, 12/1/2029 14,353 14,150
Pool# AL8077
3.50%, 12/1/2029 3,183 3,147
Pool# BM4299
3.00%, 3/1/2030 18,202 18,041
Pool# AS5412
2.50%, 7/1/2030 33,670 32,572
Pool# AL7152
3.50%, 7/1/2030 51,690 50,942
Pool# AS5702
2.50%, 8/1/2030 132,551 127,944
Pool# AZ9234
3.50%, 10/1/2030 6,842 6,714
Pool# AS6174
3.50%, 11/1/2030 4,823 4,720
Pool# AS6272
2.50%, 12/1/2030 45,696 44,009
Pool# AS6295
3.00%, 12/1/2030 72,734 70,808
Pool# AH1515
4.00%, 12/1/2030 71,491 70,499
Pool# AD0716
6.50%, 12/1/2030 132,983 137,611
Pool# BA6532
2.50%, 1/1/2031 38,726 37,378
Pool# BM5016
3.00%, 1/1/2031 94,294 92,177
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB2121
4.00%, 1/1/2031 12,752 12,573
Pool# AL8060
3.00%, 2/1/2031 67,071 65,362
Pool# MA0641
4.00%, 2/1/2031 48,686 47,995
Pool# 560868
7.50%, 2/1/2031 49 49
Pool# AS6799
3.00%, 3/1/2031 57,759 56,100
Pool# BC0774
3.00%, 3/1/2031 29,870 29,057
Pool# AS6919
3.50%, 3/1/2031 4,476 4,393
Pool# BC4410
3.50%, 3/1/2031 3,167 3,098
Pool# BC0320
3.50%, 3/1/2031 3,120 3,067
Pool# AL8565
3.00%, 6/1/2031 39,302 38,098
Pool# AL8561
3.50%, 6/1/2031 30,641 30,143
Pool# AL9378
3.00%, 9/1/2031 18,593 18,084
Pool# MA2775
2.50%, 10/1/2031 309,040 296,343
Pool# BM1888
2.50%, 10/1/2031 118,318 116,413
Pool# BC4777
2.50%, 10/1/2031 113,383 108,729
Pool# 607212
7.50%, 10/1/2031 1,765 1,785
Pool# MA0895
3.50%, 11/1/2031 54,186 52,818
Pool# MA2830
2.50%, 12/1/2031 126,217 120,890
Pool# BM3814
2.50%, 12/1/2031 81,462 78,195
Pool# AS8594
2.50%, 1/1/2032 99,591 95,437
Pool# AS8597
2.50%, 1/1/2032 83,201 79,683
Pool# AL9786
3.00%, 1/1/2032 46,216 44,907
Pool# AL9585
3.50%, 1/1/2032 20,942 20,500
Pool# BM1036
2.50%, 2/1/2032 440,139 422,043
Pool# BM4624
3.00%, 2/1/2032 55,636 54,022
Pool# AL9740
3.00%, 2/1/2032 44,429 42,913
Pool# AL9872
3.00%, 2/1/2032 40,769 39,505
Pool# AL9871
3.00%, 2/1/2032 26,144 25,339
Pool# AS8767
3.00%, 2/1/2032 5,192 5,021
Pool# BM1007
2.50%, 3/1/2032 143,638 137,269
Pool# AL9899
3.00%, 3/1/2032 8,431 8,155

56 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA1029
3.50%, 4/1/2032 49,913 48,584
Pool# 545556
7.00%, 4/1/2032 913 964
Pool# AO2565
3.50%, 5/1/2032 11,922 11,512
Pool# AS9695
3.50%, 5/1/2032 9,424 9,212
Pool# 545605
7.00%, 5/1/2032 1,227 1,295
Pool# BM4088
3.00%, 6/1/2032 73,446 71,314
Pool# AO5103
3.50%, 6/1/2032 47,493 45,858
Pool# 890786
3.50%, 6/1/2032 10,308 10,074
Pool# MA1107
3.50%, 7/1/2032 7,384 7,177
Pool# FM1664
4.00%, 7/1/2032 1,145 1,138
Pool# 651361
7.00%, 7/1/2032 612 647
Pool# BM1669
3.00%, 8/1/2032 45,681 44,073
Pool# AP1990
3.50%, 8/1/2032 25,704 24,905
Pool# AP1997
3.50%, 8/1/2032 15,823 15,358
Pool# BH5355
3.50%, 8/1/2032 2,360 2,308
Pool# AO7202
3.50%, 9/1/2032 50,780 49,339
Pool# MA1166
3.50%, 9/1/2032 40,514 39,365
Pool# BM5167
3.50%, 9/1/2032 5,214 5,100
Pool# AP3673
3.50%, 10/1/2032 43,236 41,768
Pool# BH9391
3.50%, 10/1/2032 2,932 2,863
Pool# BM3389
3.00%, 11/1/2032 79,519 76,774
Pool# AB6962
3.50%, 11/1/2032 65,714 63,986
Pool# AQ3343
3.50%, 11/1/2032 44,241 42,773
Pool# BM3977
3.00%, 12/1/2032 110,967 107,184
Pool# CA0951
3.00%, 12/1/2032 64,592 62,285
Pool# FM1661
2.50%, 1/1/2033 161,219 156,431
Pool# BM4338
2.50%, 1/1/2033 129,642 124,485
Pool# BM3919
3.00%, 2/1/2033 71,567 69,059
Pool# BM3750
3.50%, 3/1/2033 61,862 60,441
Pool# BM4129
3.50%, 4/1/2033 72,426 70,783
Pool# 555346
5.50%, 4/1/2033 14,786 14,890
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 713560
5.50%, 4/1/2033 4,325 4,341
Pool# 694846
6.50%, 4/1/2033 1,151 1,194
Pool# AB9402
3.00%, 5/1/2033 90,116 86,408
Pool# AB9403
3.00%, 5/1/2033 42,516 40,731
Pool# AB9300
3.00%, 5/1/2033 29,556 28,353
Pool# BM4132
3.50%, 5/1/2033 57,920 56,491
Pool# MA3372
4.00%, 5/1/2033 48,324 47,691
Pool# 555421
5.00%, 5/1/2033 318,710 317,349
Pool# MA3393
4.00%, 6/1/2033 22,204 21,905
Pool# MA3427
4.00%, 7/1/2033 17,089 16,855
Pool# 720087
5.50%, 7/1/2033 39,408 39,550
Pool# 728721
5.50%, 7/1/2033 8,386 8,498
Pool# 555684
5.50%, 7/1/2033 1,803 1,833
Pool# MA1527
3.00%, 8/1/2033 318,629 305,155
Pool# 743235
5.50%, 10/1/2033 4,644 4,661
Pool# 750229
6.50%, 10/1/2033 11,035 11,419
Pool# FM2154
4.00%, 12/1/2033 515 512
Pool# 755872
5.50%, 12/1/2033 45,160 45,649
Pool# 725221
5.50%, 1/1/2034 1,343 1,356
Pool# 725223
5.50%, 3/1/2034 164 166
Pool# 725228
6.00%, 3/1/2034 127,798 130,753
Pool# 725425
5.50%, 4/1/2034 78,456 79,323
Pool# 725423
5.50%, 5/1/2034 7,695 7,781
Pool# 725594
5.50%, 7/1/2034 35,487 35,850
Pool# MA3739
3.50%, 8/1/2034 50,725 49,194
Pool# 788027
6.50%, 9/1/2034 16,220 16,840
Pool# MA3827
2.50%, 11/1/2034 301,010 282,890
Pool# FM1905
3.00%, 11/1/2034 36,779 35,131
Pool# 807310
7.00%, 11/1/2034 1,204 1,271
Pool# FM2412
3.50%, 1/1/2035 19,472 18,887
Pool# 735141
5.50%, 1/1/2035 110,546 111,891

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 889852
5.50%, 5/1/2035 2,851 2,866
Pool# FM4900
2.00%, 12/1/2035 39,064 35,696
Pool# 256023
6.00%, 12/1/2035 104,426 109,545
Pool# CA8793
2.00%, 2/1/2036 944,318 862,857
Pool# FM5908
2.00%, 2/1/2036 314,490 287,371
Pool# CA9141
2.00%, 2/1/2036 309,719 283,005
Pool# CA9145
2.00%, 2/1/2036 265,212 241,841
Pool# FM5571
2.00%, 2/1/2036 139,813 127,568
Pool# CA9435
2.00%, 3/1/2036 288,271 262,866
Pool# CA9475
2.00%, 3/1/2036 280,885 256,134
Pool# CB0262
2.00%, 4/1/2036 441,954 402,996
Pool# 745418
5.50%, 4/1/2036 16,801 17,286
Pool# 745516
5.50%, 5/1/2036 9,633 9,911
Pool# MA4360
2.00%, 6/1/2036 813,131 741,454
Pool# 889745
5.50%, 6/1/2036 1,729 1,739
Pool# FM8538
2.00%, 8/1/2036 149,487 136,355
Pool# 995065
5.50%, 9/1/2036 52,187 52,665
Pool# 888635
5.50%, 9/1/2036 36,390 36,753
Pool# MA4441
1.50%, 10/1/2036 186,621 166,323
Pool# MA4566
1.50%, 3/1/2037 1,415,018 1,261,028
Pool# MA4581
1.50%, 4/1/2037 372,532 331,990
Pool# MA4582
2.00%, 4/1/2037 1,751,847 1,596,207
Pool# MA4628
2.50%, 6/1/2037 129,442 121,171
Pool# FS2497
1.50%, 8/1/2037 232,131 207,014
Pool# 995024
5.50%, 8/1/2037 21,855 22,132
Pool# MA4726
4.00%, 9/1/2037 54,072 52,607
Pool# 995050
6.00%, 9/1/2037 206,617 216,751
Pool# MA4797
4.00%, 11/1/2037 78,016 75,901
Pool# 955194
7.00%, 11/1/2037 20,441 21,833
Pool# MA5023
4.00%, 5/1/2038 36,347 35,361
Pool# MA3389
4.00%, 6/1/2038 45,479 44,082
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3464
3.50%, 9/1/2038 96,919 92,060
Pool# 990810
7.00%, 10/1/2038 35,216 37,190
Pool# MA5223
4.00%, 11/1/2038 22,420 21,792
Pool# MA5556
4.00%, 12/1/2039 949,316 922,635
Pool# AD8536
5.00%, 8/1/2040 70,513 71,110
Pool# AB1735
3.50%, 11/1/2040 4,069 3,814
Pool# AE9747
4.50%, 12/1/2040 254,477 251,659
Pool# AB2067
3.50%, 1/1/2041 97,569 91,593
Pool# 932888
3.50%, 1/1/2041 77,796 73,031
Pool# AB2068
3.50%, 1/1/2041 56,950 53,426
Pool# 932891
3.50%, 1/1/2041 15,288 14,296
Pool# MA5977
4.50%, 2/1/2041 26,437 26,134
Pool# AL3650
5.00%, 2/1/2041 4,967 5,009
Pool# AL6521
5.00%, 4/1/2041 426,273 429,883
Pool# AL0390
5.00%, 5/1/2041 144,635 145,860
Pool# AL5863
4.50%, 6/1/2041 729,587 717,181
Pool# AI9851
4.50%, 9/1/2041 16,416 16,221
Pool# AL0761
5.00%, 9/1/2041 48,605 49,017
Pool# BM3907
5.50%, 9/1/2041 94,150 95,390
Pool# AJ5431
4.50%, 10/1/2041 43,357 42,690
Pool# AJ4861
4.00%, 12/1/2041 48,886 47,105
Pool# AX5316
4.50%, 1/1/2042 27,386 27,083
Pool# AL2499
4.50%, 1/1/2042 7,589 7,512
Pool# AW8167
3.50%, 2/1/2042 326,443 305,327
Pool# AB5185
3.50%, 5/1/2042 157,213 146,797
Pool# AO3575
4.50%, 5/1/2042 39,904 39,230
Pool# AO4647
3.50%, 6/1/2042 315,865 294,985
Pool# AO8036
4.50%, 7/1/2042 126,012 124,617
Pool# AP2092
4.50%, 8/1/2042 10,100 9,853
Pool# AP6579
3.50%, 9/1/2042 203,254 189,821
Pool# AL2782
4.50%, 9/1/2042 47,740 47,152

58 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB6524
3.50%, 10/1/2042 463,573 432,042
Pool# AB7074
3.00%, 11/1/2042 279,057 252,755
Pool# AP8785
3.00%, 11/1/2042 86,468 78,317
Pool# AL2677
3.50%, 11/1/2042 272,272 254,320
Pool# AB6786
3.50%, 11/1/2042 153,762 143,495
Pool# MA1273
3.50%, 12/1/2042 120,654 112,597
Pool# AR4210
3.50%, 1/1/2043 80,136 74,702
Pool# AT4040
3.00%, 3/1/2043 68,684 62,185
Pool# AR8213
3.50%, 4/1/2043 61,114 57,141
Pool# AB9238
3.00%, 5/1/2043 419,768 379,897
Pool# AB9237
3.00%, 5/1/2043 326,545 295,529
Pool# AB9236
3.00%, 5/1/2043 99,667 90,128
Pool# AB9362
3.50%, 5/1/2043 432,012 402,718
Pool# AT4145
3.00%, 6/1/2043 128,299 116,112
Pool# AB9814
3.00%, 7/1/2043 399,749 361,635
Pool# AT6871
3.00%, 7/1/2043 55,389 49,987
Pool# AS0203
3.00%, 8/1/2043 309,308 279,480
Pool# AS0255
4.50%, 8/1/2043 119,358 116,996
Pool# AS0516
3.00%, 9/1/2043 221,306 199,723
Pool# AL4471
4.00%, 9/1/2043 154,381 148,629
Pool# AL6951
3.50%, 10/1/2043 213,267 198,894
Pool# BM4222
3.00%, 1/1/2044 300,710 271,820
Pool# AS2276
4.50%, 4/1/2044 174,061 170,544
Pool# AW1006
4.00%, 5/1/2044 59,540 57,308
Pool# AL7767
4.50%, 6/1/2044 14,417 14,233
Pool# AS3161
4.00%, 8/1/2044 357,836 341,931
Pool# BM4650
3.00%, 10/1/2044 544,956 492,996
Pool# CA0688
3.50%, 10/1/2044 135,190 125,938
Pool# BC5090
4.00%, 10/1/2044 28,592 27,383
Pool# AS3946
4.00%, 12/1/2044 419,160 400,833
Pool# AL8303
3.00%, 1/1/2045 95,302 86,216
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4384
4.00%, 1/1/2045 163,737 157,415
Pool# BM3611
4.00%, 1/1/2045 129,159 124,319
Pool# BM3804
3.50%, 2/1/2045 59,042 55,014
Pool# AL9555
4.00%, 2/1/2045 820,087 791,783
Pool# AX9524
4.00%, 2/1/2045 467,027 446,342
Pool# AS4418
4.00%, 2/1/2045 338,773 324,730
Pool# AS4375
4.00%, 2/1/2045 216,036 206,713
Pool# AL6889
4.50%, 2/1/2045 50,319 49,312
Pool# BM3931
3.00%, 3/1/2045 261,553 236,900
Pool# AY1312
3.50%, 3/1/2045 759,680 706,944
Pool# AX9567
3.50%, 3/1/2045 44,642 41,107
Pool# BM4975
4.00%, 3/1/2045 66,292 63,468
Pool# AS4578
4.00%, 3/1/2045 60,357 57,678
Pool# BM3664
3.00%, 5/1/2045 295,139 267,106
Pool# AS4921
3.50%, 5/1/2045 387,629 360,372
Pool# AS5012
4.00%, 5/1/2045 614,781 587,487
Pool# BM5562
4.00%, 6/1/2045 114,154 109,811
Pool# AS5312
3.50%, 7/1/2045 80,390 74,736
Pool# AZ7111
4.00%, 7/1/2045 10,156 9,683
Pool# AZ9866
4.00%, 8/1/2045 6,679 6,325
Pool# AL7207
4.50%, 8/1/2045 67,510 66,156
Pool# AL9634
3.50%, 10/1/2045 47,963 44,785
Pool# BA2164
3.00%, 11/1/2045 70,337 63,387
Pool# AS6311
3.50%, 12/1/2045 637,923 592,559
Pool# AS6282
3.50%, 12/1/2045 589,297 547,849
Pool# BC0092
3.50%, 12/1/2045 37,422 34,703
Pool# BC0475
3.50%, 12/1/2045 24,703 22,965
Pool# AS6362
4.50%, 12/1/2045 12,242 11,992
Pool# AS6474
3.50%, 1/1/2046 145,632 135,568
Pool# AS6539
3.50%, 1/1/2046 129,041 120,156
Pool# AL9849
3.50%, 1/1/2046 73,281 68,327

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6527
4.00%, 1/1/2046 90,081 85,904
Pool# BC0178
4.50%, 1/1/2046 1,914 1,873
Pool# BC2667
4.00%, 2/1/2046 16,430 15,672
Pool# BC0605
4.00%, 2/1/2046 12,825 12,193
Pool# AL9781
4.50%, 2/1/2046 121,001 119,244
Pool# BM4621
3.50%, 3/1/2046 185,712 173,380
Pool# AS6795
4.00%, 3/1/2046 48,277 46,043
Pool# BA6972
4.00%, 3/1/2046 17,307 16,508
Pool# BC0311
4.50%, 3/1/2046 1,165 1,144
Pool# AS7026
4.00%, 4/1/2046 36,550 34,817
Pool# AS7251
4.00%, 5/1/2046 6,261 5,964
Pool# AL8833
4.00%, 6/1/2046 375,007 358,397
Pool# AL8824
3.50%, 7/1/2046 82,323 76,634
Pool# BD5180
4.50%, 7/1/2046 1,131 1,106
Pool# MA2705
3.00%, 8/1/2046 306,970 275,251
Pool# BC1489
3.00%, 8/1/2046 71,301 64,038
Pool# AS7760
4.00%, 8/1/2046 65,768 62,664
Pool# AS7648
4.00%, 8/1/2046 31,656 30,097
Pool# AS7795
4.00%, 8/1/2046 23,086 21,963
Pool# BD3923
4.00%, 8/1/2046 5,692 5,407
Pool# BD3911
4.00%, 8/1/2046 5,329 5,080
Pool# AS7770
4.50%, 8/1/2046 18,540 18,165
Pool# BD5232
4.50%, 8/1/2046 2,786 2,724
Pool# AL9263
3.00%, 10/1/2046 100,224 89,883
Pool# AL9234
3.50%, 10/1/2046 39,838 36,954
Pool# FM1871
4.00%, 10/1/2046 55,082 53,087
Pool# BC4766
4.50%, 10/1/2046 21,482 21,044
Pool# AS8154
4.50%, 10/1/2046 4,486 4,391
Pool# FM1368
3.00%, 11/1/2046 566,329 509,893
Pool# MA2806
3.00%, 11/1/2046 208,114 186,276
Pool# BE5038
4.00%, 11/1/2046 6,714 6,426
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8488
3.00%, 12/1/2046 159,570 143,403
Pool# AS8509
3.00%, 12/1/2046 51,105 46,212
Pool# AS8492
3.50%, 12/1/2046 318,399 295,540
Pool# AL9697
3.00%, 1/1/2047 392,869 353,065
Pool# AS8647
3.00%, 1/1/2047 300,418 269,578
Pool# AL9774
3.50%, 1/1/2047 204,187 190,638
Pool# BM3204
3.50%, 1/1/2047 159,650 148,373
Pool# BD2440
3.50%, 1/1/2047 121,804 112,706
Pool# AS8692
3.50%, 1/1/2047 110,533 102,295
Pool# BD2450
3.50%, 1/1/2047 82,255 76,221
Pool# BE6548
3.50%, 1/1/2047 41,651 38,540
Pool# BE5856
4.50%, 1/1/2047 5,219 5,117
Pool# BE7115
4.50%, 1/1/2047 5,079 4,962
Pool# BE6503
4.50%, 1/1/2047 653 638
Pool# BM3908
5.50%, 1/1/2047 20,195 20,493
Pool# BD5046
3.50%, 2/1/2047 51,267 47,459
Pool# BM5274
4.00%, 2/1/2047 42,199 40,242
Pool# BE7869
4.50%, 2/1/2047 2,703 2,642
Pool# BE8495
4.50%, 2/1/2047 2,497 2,443
Pool# BM5383
4.00%, 3/1/2047 31,547 30,132
Pool# AS8979
4.50%, 3/1/2047 28,305 27,699
Pool# BE9247
4.50%, 3/1/2047 3,770 3,684
Pool# BM3707
2.50%, 4/1/2047 118,327 101,736
Pool# AS9467
4.00%, 4/1/2047 140,201 133,293
Pool# BH0304
4.50%, 4/1/2047 4,894 4,787
Pool# BM3237
3.50%, 5/1/2047 212,746 197,818
Pool# BM1268
4.00%, 5/1/2047 167,126 158,840
Pool# AS9747
4.00%, 6/1/2047 398,326 378,653
Pool# BM3549
4.00%, 6/1/2047 167,064 159,221
Pool# BM1295
4.50%, 6/1/2047 63,260 61,880
Pool# BE9624
4.50%, 6/1/2047 7,291 7,013

60 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9938
3.50%, 7/1/2047 86,708 80,419
Pool# AS9973
4.00%, 7/1/2047 18,056 17,139
Pool# CA0240
3.50%, 8/1/2047 79,084 72,882
Pool# CA0123
4.00%, 8/1/2047 215,645 204,987
Pool# BH5359
4.00%, 8/1/2047 78,302 74,420
Pool# BH4004
4.00%, 9/1/2047 125,740 119,350
Pool# BM3556
4.00%, 9/1/2047 73,237 69,883
Pool# BM1959
3.50%, 10/1/2047 217,512 201,034
Pool# CA0493
4.00%, 10/1/2047 138,448 131,411
Pool# BM3015
4.00%, 10/1/2047 90,732 86,365
Pool# CA0496
4.50%, 10/1/2047 102,466 100,109
Pool# CA0623
4.50%, 10/1/2047 22,151 21,691
Pool# BM3358
3.50%, 11/1/2047 93,477 86,725
Pool# CA0696
4.00%, 11/1/2047 250,672 237,932
Pool# BM3191
4.00%, 11/1/2047 50,751 48,171
Pool# CA0808
4.00%, 11/1/2047 41,151 39,206
Pool# BM3379
3.00%, 12/1/2047 323,095 289,695
Pool# MA3211
4.00%, 12/1/2047 371,653 353,568
Pool# BJ1699
4.00%, 12/1/2047 105,216 100,170
Pool# CA1025
4.50%, 1/1/2048 175,695 171,743
Pool# CA1242
3.50%, 2/1/2048 102,977 95,948
Pool# BJ8271
4.50%, 2/1/2048 194,225 189,856
Pool# BJ8269
4.50%, 2/1/2048 159,015 155,373
Pool# BK1972
4.50%, 3/1/2048 31,689 30,923
Pool# BJ0640
5.00%, 3/1/2048 11,342 11,369
Pool# CA1531
3.50%, 4/1/2048 81,683 76,078
Pool# CA1560
4.50%, 4/1/2048 68,490 66,820
Pool# BJ2681
5.00%, 4/1/2048 26,193 26,230
Pool# MA3348
5.00%, 4/1/2048 1,675 1,679
Pool# BM4024
3.50%, 5/1/2048 50,882 47,413
Pool# MA3374
5.00%, 5/1/2048 6,671 6,685
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1898
4.50%, 6/1/2048 86,957 84,929
Pool# MA3472
5.00%, 9/1/2048 8,574 8,562
Pool# BM5024
3.00%, 11/1/2048 422,903 376,462
Pool# BN3944
4.00%, 1/1/2049 63,941 60,654
Pool# BN3960
4.50%, 1/1/2049 103,011 100,202
Pool# CA3394
5.00%, 4/1/2049 18,922 18,950
Pool# MA3665
4.50%, 5/1/2049 147,440 143,475
Pool# FM1051
4.50%, 5/1/2049 86,786 84,641
Pool# FM8304
4.00%, 7/1/2049 456,972 433,529
Pool# CA3825
4.00%, 7/1/2049 179,138 170,137
Pool# BO5494
3.00%, 11/1/2049 66,873 59,691
Pool# BO6225
3.00%, 12/1/2049 538,290 475,710
Pool# BO5380
3.00%, 12/1/2049 76,736 68,495
Pool# CA5152
3.00%, 2/1/2050 169,613 149,524
Pool# FM2887
3.00%, 3/1/2050 351,974 310,835
Pool# FM0077
3.00%, 3/1/2050 84,719 74,757
Pool# CA5510
3.00%, 4/1/2050 267,479 236,132
Pool# MA4077
2.00%, 7/1/2050 828,314 668,819
Pool# CA6598
2.50%, 8/1/2050 672,278 574,227
Pool# BQ4909
2.00%, 9/1/2050 1,436,107 1,162,442
Pool# CA6985
2.00%, 9/1/2050 724,471 587,729
Pool# FM4222
2.50%, 9/1/2050 392,117 335,291
Pool# CA7029
2.50%, 9/1/2050 371,761 317,976
Pool# CA7368
2.50%, 10/1/2050 980,361 830,844
Pool# CA7573
2.50%, 11/1/2050 3,430,637 2,907,388
Pool# FM4808
2.50%, 11/1/2050 666,724 563,114
Pool# FM6360
3.00%, 1/1/2051 432,230 380,096
Pool# FM6031
2.00%, 2/1/2051 2,227,725 1,783,840
Pool# CA8823
2.00%, 2/1/2051 881,139 711,091
Pool# CA8893
2.00%, 2/1/2051 872,216 703,888
Pool# BQ9747
2.00%, 2/1/2051 653,667 526,867

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA8866
2.50%, 2/1/2051 531,913 450,946
Pool# FM6554
2.00%, 3/1/2051 1,569,296 1,273,085
Pool# CB0149
2.00%, 4/1/2051 275,286 223,420
Pool# BR7647
2.00%, 4/1/2051 185,168 150,280
Pool# BR7703
2.50%, 4/1/2051 286,740 242,955
Pool# MA4325
2.00%, 5/1/2051 785,595 634,171
Pool# CB0400
2.00%, 5/1/2051 250,757 205,656
Pool# CB0514
2.50%, 5/1/2051 1,063,248 911,081
Pool# FS1463
4.00%, 5/1/2051 213,883 201,620
Pool# CB0684
2.00%, 6/1/2051 1,091,828 885,569
Pool# MA4355
2.00%, 6/1/2051 984,648 792,779
Pool# CB0819
2.00%, 6/1/2051 979,059 794,103
Pool# FM7719
2.00%, 6/1/2051 696,871 565,329
Pool# MA4378
2.00%, 7/1/2051 1,772,140 1,426,518
Pool# CB1110
2.00%, 7/1/2051 460,740 373,423
Pool# FM8160
2.50%, 7/1/2051 511,239 437,369
Pool# FM8007
2.50%, 7/1/2051 333,847 282,898
Pool# CB1065
2.50%, 7/1/2051 279,911 235,827
Pool# CB1330
2.50%, 8/1/2051 1,239,315 1,050,272
Pool# FM8011
2.50%, 8/1/2051 1,036,239 885,172
Pool# CB1400
3.00%, 8/1/2051 31,428 27,969
Pool# BU1052
2.00%, 10/1/2051 389,391 317,047
Pool# FS1215
2.50%, 10/1/2051 889,360 749,151
Pool# FM9450
2.00%, 11/1/2051 1,551,027 1,258,226
Pool# MA4465
2.00%, 11/1/2051 1,542,769 1,238,754
Pool# MA4466
2.50%, 11/1/2051 4,413,702 3,712,667
Pool# BU5908
2.00%, 12/1/2051 2,746,730 2,232,524
Pool# MA4493
2.50%, 12/1/2051 2,838,769 2,390,356
Pool# FM9543
2.50%, 12/1/2051 2,064,876 1,753,940
Pool# CB2410
2.50%, 12/1/2051 1,525,037 1,284,146
Pool# FM9806
2.50%, 12/1/2051 1,289,305 1,102,180
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM9864
2.50%, 12/1/2051 787,377 672,325
Pool# CB2469
2.50%, 12/1/2051 714,626 608,967
Pool# FM9697
2.50%, 12/1/2051 356,054 303,488
Pool# FS1192
2.00%, 1/1/2052 3,779,639 3,042,497
Pool# FS1095
2.00%, 1/1/2052 2,285,280 1,840,773
Pool# MA4512
2.50%, 1/1/2052 3,501,359 2,943,120
Pool# FS2639
2.50%, 1/1/2052 756,777 636,382
Pool# BU9905
2.00%, 2/1/2052 772,753 620,028
Pool# CB3237
3.00%, 3/1/2052 720,975 630,144
Pool# BV5355
2.50%, 4/1/2052 745,284 624,311
Pool# CB3368
3.00%, 4/1/2052 732,742 640,332
Pool# CB4673
4.50%, 9/1/2052 704,884 684,969
Pool# CB4831
4.50%, 10/1/2052 1,154,920 1,120,904
Pool# MA4785
5.00%, 10/1/2052 2,464,524 2,440,741
Pool# MA4805
4.50%, 11/1/2052 680,804 656,698
Pool# CB5642
5.50%, 2/1/2053 525,288 533,723
Pool# FS3801
5.50%, 2/1/2053 144,420 146,229
Pool# CB6004
5.50%, 4/1/2053 2,467,989 2,515,617
Pool# CB6082
5.50%, 4/1/2053 522,221 527,938
Pool# CB6182
5.00%, 5/1/2053 795,822 787,731
Pool# CB6650
5.50%, 6/1/2053 1,809,745 1,842,380
Pool# FS5214
5.00%, 7/1/2053 607,606 602,994
Pool# FS7303
5.00%, 7/1/2053 512,017 505,372
Pool# FS5424
4.50%, 8/1/2053 465,360 449,094
Pool# CB6921
6.00%, 8/1/2053 369,050 384,713
Pool# CB7115
6.00%, 9/1/2053 1,159,160 1,206,867
Pool# CB7482
6.00%, 11/1/2053 1,393,117 1,432,686
Pool# CB7484
6.50%, 11/1/2053 717,184 744,647
Pool# CB7449
6.50%, 11/1/2053 131,582 136,927
Pool# CB7650
6.50%, 12/1/2053 1,877,615 1,975,555
Pool# CB7653
6.50%, 12/1/2053 637,943 671,009

62 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB7649
6.50%, 12/1/2053 525,874 555,979
Pool# CB7803
6.50%, 1/1/2054 118,784 124,199
Pool# FS7172
6.50%, 2/1/2054 246,576 258,675
Pool# CB8024
6.50%, 2/1/2054 225,427 239,425
Pool# CB8756
6.00%, 6/1/2054 821,242 840,354
Pool# CB8823
6.50%, 7/1/2054 419,098 438,827
Pool# CB9009
6.00%, 8/1/2054 1,256,302 1,304,437
Pool# CB9010
6.00%, 8/1/2054 244,568 251,032
Pool# FS8674
6.50%, 8/1/2054 471,567 489,567
Pool# FA2727
6.50%, 8/1/2054 311,270 323,925
Pool# CB9219
6.00%, 9/1/2054 769,868 793,743
Pool# CB9472
5.00%, 11/1/2054 1,117,317 1,102,987
Pool# FA2035
6.00%, 11/1/2054 843,244 875,716
Pool# CB9738
5.00%, 1/1/2055 1,490,522 1,474,674
Pool# FA1766
5.50%, 2/1/2055 337,279 342,400
Pool# CC0750
6.50%, 7/1/2055 45,307 47,248
Pool# FA2810
6.00%, 9/1/2055 1,087,193 1,115,980
Pool# FA3410
5.50%, 10/1/2055 200,457 203,347
Pool# FA3133
5.50%, 10/1/2055 60,866 61,836
Pool# DF6910
5.00%, 1/1/2056 47,715 47,211
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 7/25/2041 1,304,750 1,188,125
3.50%, 7/25/2041 100,000 95,266
4.00%, 7/25/2041 250,000 242,768
4.50%, 7/25/2041 215,000 212,436
5.00%, 7/25/2041 35,000 35,141
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 8/25/2056 1,954,000
1,991,139
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
4.50%, 7/25/2056 1,000,000 957,891
5.00%, 7/25/2056 4,126,000 4,053,802
5.50%, 7/25/2056 5,350,000 5,367,094
6.00%, 7/25/2056 425,000 434,456
6.50%, 7/25/2056 30,000 31,031
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 306 311
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 486936
6.50%, 2/15/2029 138 139
Pool# 502969
6.00%, 3/15/2029 704 717
Pool# 487053
7.00%, 3/15/2029 247 250
Pool# 781014
6.00%, 4/15/2029 358 362
Pool# 509099
7.00%, 6/15/2029 1,242 1,267
Pool# 434505
7.50%, 8/15/2029 21 21
Pool# 781124
7.00%, 12/15/2029 1,488 1,521
Pool# 507396
7.50%, 9/15/2030 12,019 12,219
Pool# 531352
7.50%, 9/15/2030 974 990
Pool# 536334
7.50%, 10/15/2030 85 87
Pool# 535388
7.50%, 1/15/2031 283 289
Pool# 486019
7.50%, 1/15/2031 281 286
Pool# 528589
6.50%, 3/15/2031 5,014 5,075
Pool# 508473
7.50%, 4/15/2031 1,439 1,466
Pool# 781287
7.00%, 5/15/2031 764 790
Pool# 781319
7.00%, 7/15/2031 273 284
Pool# 485879
7.00%, 8/15/2031 863 885
Pool# 572554
6.50%, 9/15/2031 10,458 10,567
Pool# 781328
7.00%, 9/15/2031 728 754
Pool# 550991
6.50%, 10/15/2031 286 289
Pool# 571267
7.00%, 10/15/2031 101 102
Pool# 555171
6.50%, 12/15/2031 707 718
Pool# 781380
7.50%, 12/15/2031 261 271
Pool# 781481
7.50%, 1/15/2032 1,065 1,100
Pool# 580972
6.50%, 2/15/2032 83 84
Pool# 781401
7.50%, 2/15/2032 963 1,005
Pool# 781916
6.50%, 3/15/2032 5,942 6,047
Pool# 552474
7.00%, 3/15/2032 2,134 2,198
Pool# 781478
7.50%, 3/15/2032 492 513
Pool# 781429
8.00%, 3/15/2032 868 902
Pool# 781431
7.00%, 4/15/2032 3,475 3,623

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 552616
7.00%, 6/15/2032 16,007 16,417
Pool# 570022
7.00%, 7/15/2032 5,712 5,890
Pool# 595077
6.00%, 10/15/2032 1,756 1,792
Pool# 552903
6.50%, 11/15/2032 28,061 28,630
Pool# 552952
6.00%, 12/15/2032 1,564 1,579
Pool# 602102
6.00%, 2/15/2033 9,072 9,157
Pool# 588192
6.00%, 2/15/2033 1,148 1,160
Pool# 553144
5.50%, 4/15/2033 3,769 3,809
Pool# 604243
6.00%, 4/15/2033 3,141 3,187
Pool# 611526
6.00%, 5/15/2033 5,051 5,096
Pool# 553320
6.00%, 6/15/2033 9,582 9,742
Pool# 604788
6.50%, 11/15/2033 27,221 27,883
Pool# 781688
6.00%, 12/15/2033 10,492 10,749
Pool# 604875
6.00%, 12/15/2033 8,826 8,989
Pool# 781690
6.00%, 12/15/2033 3,825 3,917
Pool# 781699
7.00%, 12/15/2033 904 919
Pool# 621856
6.00%, 1/15/2034 6,055 6,111
Pool# 564799
6.00%, 3/15/2034 4,017 4,060
Pool# 630038
6.50%, 8/15/2034 21,994 23,342
Pool# 781804
6.00%, 9/15/2034 10,764 11,049
Pool# 781847
6.00%, 12/15/2034 8,555 8,782
Pool# 486921
5.50%, 2/15/2035 2,444 2,455
Pool# 781902
6.00%, 2/15/2035 12,475 12,950
Pool# 781933
6.00%, 6/15/2035 1,178 1,211
Pool# 649513
5.50%, 10/15/2035 50,358 51,751
Pool# 649510
5.50%, 10/15/2035 17,964 17,968
Pool# 652207
5.50%, 3/15/2036 31,079 31,881
Pool# 655519
5.00%, 5/15/2036 14,559 14,717
Pool# 652539
5.00%, 5/15/2036 4,946 4,968
Pool# 606308
5.50%, 5/15/2036 3,923 4,028
Pool# 657912
6.50%, 8/15/2036 2,463 2,586
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 697957
4.50%, 3/15/2039 371,137 364,481
Pool# 704630
5.50%, 7/15/2039 12,506 12,884
Pool# 710724
4.50%, 8/15/2039 99,778 98,798
Pool# 722292
5.00%, 9/15/2039 239,964 243,933
Pool# 782803
6.00%, 11/15/2039 104,183 110,254
Pool# 736666
4.50%, 4/15/2040 264,770 256,550
Pool# 733312
4.00%, 9/15/2040 30,400 28,963
Pool# 742235
4.00%, 12/15/2040 61,132 58,281
Pool# 755959
4.00%, 1/15/2041 62,080 59,253
Pool# 755958
4.00%, 1/15/2041 55,368 52,846
Pool# 742244
4.00%, 1/15/2041 50,873 48,500
Pool# 759075
4.00%, 1/15/2041 47,776 45,547
Pool# 753826
4.00%, 1/15/2041 25,782 24,564
Pool# 690662
4.00%, 1/15/2041 12,204 11,635
Pool# 719486
4.00%, 1/15/2041 5,966 5,655
Pool# 759207
4.00%, 2/15/2041 106,270 101,313
Pool# 757555
4.00%, 2/15/2041 12,092 11,542
Pool# 757557
4.00%, 2/15/2041 6,274 6,004
Pool# 738107
4.00%, 3/15/2041 127,177 120,540
Pool# 784637
4.00%, 8/15/2041 42,172 40,322
Pool# 778869
4.00%, 2/15/2042 78,905 75,213
Pool# AD8789
3.50%, 3/15/2043 267,521 245,706
Pool# AD2254
3.50%, 3/15/2043 32,007 29,457
Pool# AA6403
3.00%, 5/15/2043 330,474 302,189
Pool# AD2411
3.50%, 5/15/2043 158,928 146,658
Pool# 783781
3.50%, 6/15/2043 238,445 219,728
Pool# 784015
3.00%, 7/15/2043 61,100 56,000
Pool# 784459
3.00%, 12/15/2046 146,943 131,298
Pool# 784293
3.00%, 12/15/2046 42,686 38,344
Pool# 784355
4.00%, 12/15/2046 61,190 57,442
Pool# 784500
3.00%, 2/15/2047 309,280 276,468

64 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 784713
3.00%, 2/15/2047 81,666 73,373
Pool# 784747
4.00%, 5/15/2048 41,045 38,644
Pool# 784715
4.00%, 5/15/2048 32,503 30,626
Pool# 785073
4.00%, 9/15/2049 52,827 49,737
Pool# BD4016
3.00%, 10/15/2049 118,120 104,953
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 127,090 130,093
Pool# 4245
6.00%, 9/20/2038 54,234 56,850
Pool# 4559
5.00%, 10/20/2039 125,540 127,580
Pool# 4715
5.00%, 6/20/2040 32,763 33,255
Pool# 4747
5.00%, 7/20/2040 367,589 372,207
Pool# 4771
4.50%, 8/20/2040 302,024 298,908
Pool# 4802
5.00%, 9/20/2040 251,584 254,745
Pool# 4834
4.50%, 10/20/2040 83,192 82,473
Pool# 737727
4.00%, 12/20/2040 494,911 468,005
Pool# 737730
4.00%, 12/20/2040 150,311 142,141
Pool# 4923
4.50%, 1/20/2041 129,463 128,236
Pool# 4978
4.50%, 3/20/2041 18,273 18,100
Pool# 5017
4.50%, 4/20/2041 184,569 182,783
Pool# 5056
5.00%, 5/20/2041 64,689 65,419
Pool# 5082
4.50%, 6/20/2041 75,571 74,376
Pool# 5175
4.50%, 9/20/2041 89,331 88,374
Pool# 675523
3.50%, 3/20/2042 99,405 89,809
Pool# 5332
4.00%, 3/20/2042 86,035 82,688
Pool# MA0392
3.50%, 9/20/2042 785,957 737,784
Pool# MA0462
3.50%, 10/20/2042 625,624 587,276
Pool# MA0698
3.00%, 1/20/2043 327,511 298,822
Pool# AF1001
3.50%, 6/20/2043 263,814 238,659
Pool# MA1376
4.00%, 10/20/2043 130,033 124,851
Pool# AJ9335
3.50%, 10/20/2044 29,002 26,068
Pool# MA2677
3.00%, 3/20/2045 108,784 98,271
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA2824
2.50%, 5/20/2045 216,162 189,510
Pool# MA2825
3.00%, 5/20/2045 428,429 387,025
Pool# AM4381
3.50%, 5/20/2045 280,356 251,774
Pool# MA2891
3.00%, 6/20/2045 726,791 656,552
Pool# MA2960
3.00%, 7/20/2045 250,366 226,169
Pool# 784156
4.00%, 8/20/2045 106,048 100,899
Pool# AO1103
3.50%, 9/20/2045 430,206 388,670
Pool# AO1099
3.50%, 9/20/2045 238,827 215,769
Pool# MA3106
4.00%, 9/20/2045 58,639 56,233
Pool# MA3174
4.00%, 10/20/2045 7,299 6,996
Pool# MA3244
3.50%, 11/20/2045 219,419 201,507
Pool# MA3310
3.50%, 12/20/2045 162,417 149,670
Pool# MA3377
4.00%, 1/20/2046 32,790 31,405
Pool# MA3520
3.00%, 3/20/2046 295,798 266,638
Pool# MA3521
3.50%, 3/20/2046 571,803 524,811
Pool# MA3522
4.00%, 3/20/2046 223,779 214,506
Pool# MA3596
3.00%, 4/20/2046 156,040 140,209
Pool# MA3597
3.50%, 4/20/2046 163,945 151,279
Pool# MA3662
3.00%, 5/20/2046 597,635 538,042
Pool# MA3735
3.00%, 6/20/2046 361,460 324,758
Pool# MA3736
3.50%, 6/20/2046 929,803 857,963
Pool# MA3804
4.00%, 7/20/2046 34,347 32,839
Pool# MA3876
4.50%, 8/20/2046 35,467 34,841
Pool# MA3939
4.50%, 9/20/2046 5,377 5,299
Pool# MA4006
4.50%, 10/20/2046 109,460 107,529
Pool# MA4069
3.50%, 11/20/2046 12,219 11,268
Pool# MA4070
4.00%, 11/20/2046 21,031 20,099
Pool# MA4071
4.50%, 11/20/2046 7,522 7,389
Pool# MA4125
2.50%, 12/20/2046 70,096 60,950
Pool# MA4194
2.50%, 1/20/2047 270,891 236,300
Pool# MA4264
4.50%, 2/20/2047 8,986 8,828

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AZ1974
3.50%, 4/20/2047 146,077 132,610
Pool# MA4383
4.00%, 4/20/2047 455,023 432,025
Pool# MA4384
4.50%, 4/20/2047 10,404 10,219
Pool# MA4511
4.00%, 6/20/2047 213,372 202,567
Pool# MA4512
4.50%, 6/20/2047 24,958 24,504
Pool# MA4587
4.00%, 7/20/2047 641,314 609,250
Pool# 784471
3.50%, 8/20/2047 248,830 227,700
Pool# BC1888
3.50%, 8/20/2047 243,786 221,309
Pool# 784408
3.50%, 10/20/2047 170,797 156,086
Pool# MA4780
4.50%, 10/20/2047 8,227 8,066
Pool# 784421
3.50%, 12/20/2047 248,565 229,618
Pool# MA5018
3.00%, 2/20/2048 79,949 71,326
Pool# 784480
3.50%, 4/20/2048 188,331 172,335
Pool# 784479
3.50%, 4/20/2048 141,324 129,521
Pool# 784481
3.50%, 4/20/2048 60,086 54,809
Pool# BD4034
4.00%, 4/20/2048 63,412 59,284
Pool# MA5138
4.50%, 4/20/2048 74,292 72,802
Pool# MA5192
4.00%, 5/20/2048 341,599 323,975
Pool# MA5265
4.50%, 6/20/2048 137,168 134,281
Pool# MA5331
4.50%, 7/20/2048 61,068 59,709
Pool# MA5398
4.00%, 8/20/2048 343,828 325,990
Pool# MA5399
4.50%, 8/20/2048 167,935 164,072
Pool# MA5466
4.00%, 9/20/2048 76,889 72,976
Pool# BJ2692
4.00%, 11/20/2048 54,162 50,089
Pool# MA5597
5.00%, 11/20/2048 5,589 5,614
Pool# MA5652
4.50%, 12/20/2048 77,972 76,285
Pool# 784656
4.50%, 12/20/2048 47,068 44,882
Pool# BK2856
4.50%, 12/20/2048 11,661 11,128
Pool# MA5653
5.00%, 12/20/2048 16,357 16,418
Pool# MA5712
5.00%, 1/20/2049 59,946 60,176
Pool# MA5818
4.50%, 3/20/2049 54,785 53,493
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5878
5.00%, 4/20/2049 6,310 6,350
Pool# MA5987
4.50%, 6/20/2049 362,264 355,987
Pool# MA6041
4.50%, 7/20/2049 97,772 95,468
Pool# MA6092
4.50%, 8/20/2049 41,446 40,314
Pool# MA6153
3.00%, 9/20/2049 81,824 72,991
Pool# MA6474
3.00%, 2/20/2050 527,418 468,951
Pool# BW4732
2.50%, 8/20/2050 724,382 608,169
Pool# BW6206
2.50%, 8/20/2050 697,989 586,009
Pool# MA6864
2.00%, 9/20/2050 1,012,271 830,570
Pool# BW4741
2.50%, 9/20/2050 759,557 637,702
Pool# BY0776
2.50%, 9/20/2050 501,569 428,553
Pool# BY0805
2.50%, 9/20/2050 473,420 404,502
Pool# MA6994
2.00%, 11/20/2050 1,348,137 1,106,143
Pool# MA7053
3.00%, 12/20/2050 637,469 568,032
Pool# MA7136
2.50%, 1/20/2051 1,401,590 1,198,688
Pool# MA7192
2.00%, 2/20/2051 3,412,894 2,800,233
Pool# MA7367
2.50%, 5/20/2051 2,885,894 2,468,096
Pool# MA7472
2.50%, 7/20/2051 2,507,292 2,144,287
Pool# MA7647
1.50%, 10/20/2051 315,728 248,247
Pool# MA7648
2.00%, 10/20/2051 1,660,205 1,362,134
Pool# MA7766
2.00%, 12/20/2051 2,691,592 2,208,323
Pool# 786843
3.00%, 3/20/2052 372,432 331,802
Pool# MA8265
3.00%, 9/20/2052 341,694 304,077
Pool# MA8428
5.00%, 11/20/2052 195,191 193,605
Pool# MA8491
5.50%, 12/20/2052 535,923 543,289
Pool# MA8726
5.50%, 3/20/2053 228,632 231,540
Pool# MA8800
5.00%, 4/20/2053 872,126 864,253
Pool# MA8801
5.50%, 4/20/2053 1,037,779 1,051,286
Pool# MA8879
5.50%, 5/20/2053 398,926 403,728
Pool# MA8948
5.50%, 6/20/2053 923,760 935,512
Pool# MA9016
5.00%, 7/20/2053 3,182,182 3,153,018

66 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA9017
5.50%, 7/20/2053 1,350,536 1,366,595
Pool# 786798
5.50%, 7/20/2053 347,938 354,466
Pool# MA9171
5.50%, 9/20/2053 2,154,674 2,176,649
Pool# MA9243
6.50%, 10/20/2053 471,309 490,618
Pool# MA9605
5.50%, 4/20/2054 1,105,326 1,115,538
Pool# MA9727
6.50%, 6/20/2054 178,488 186,056
Pool# MA9780
6.00%, 7/20/2054 1,122,546 1,152,203
Pool# MA9852
6.00%, 8/20/2054 1,324,238 1,358,084
Pool# MB0024
4.50%, 11/20/2054 1,477,325 1,423,265
Pool# MB0558
6.50%, 8/20/2055 242,196 250,986
Pool# MB0813
5.00%, 12/20/2055 117,142 115,578
Pool# MB0939
6.50%, 2/20/2056 119,733 124,824
Pool# MB1070
5.00%, 4/20/2056 273,781 270,114
Pool# MB1144
6.00%, 5/20/2056 229,383 234,457
GNMA TBA
4.50%, 7/15/2056 500,000 480,175
5.00%, 7/15/2056 2,875,000 2,834,182
5.50%, 7/15/2056 450,000 452,211
6.00%, 7/15/2056 1,150,000 1,174,071
6.50%, 7/15/2056 300,000 310,782
Total Mortgage-Backed Securities
(cost $289,262,596)
266,174,266
Municipal Bonds 0 .5%
California 0 .2%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 111,490
Bay Area Toll Authority, RB,
Series F, 6.26%, 4/1/2049 250,000 260,574
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 62,323
Golden State Tobacco
Securitization Corp., RB,
Series A-1, 3.71%, 6/1/2041 90,000 69,569
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 50,000 54,149
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 87,808
Municipal Bonds
Principal
Amount ($) Value ($)
California
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 50,000 53,056
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 50,000 52,580
Series F, 6.58%, 5/15/2049 50,000 52,652
Series N, 3.26%, 5/15/2060 80,000 50,128
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 102,210
State of California
7.55%, 4/1/2039 410,000 486,635
7.63%, 3/1/2040 175,000 206,680
University of California
Series 2019 BD, 3.35%,
7/1/2029 50,000 48,695
Series AQ, 4.77%,
5/15/2115 50,000 40,652
1,739,201
Connecticut 0 .0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 250,000 262,485
Florida 0 .0%
†
State Board of Administration
Finance Corp., RB, Series
A, 2.15%, 7/1/2030 105,000 96,206
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 98,000 105,186
Illinois 0 .0%
†
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 131,169 144,661
State of Illinois, GO, 5.10%,
6/1/2033 354,837 358,470
503,131
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
Series A, 4.48%, 8/1/2039 50,000 47,703
5.20%, 12/1/2039 45,000 45,264
92,967
New Jersey 0 .1%
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 93,000 96,485
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 513,497

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 67
Municipal Bonds
Principal
Amount ($) Value ($)
New Jersey
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 100,000 102,015
711,997
New York 0 .1%
City of New York
Series FISCAL 2026 SUB
H-1, 5.80%, 2/1/2052 35,000 35,363
Series B-2, 5.26%,
10/1/2052 35,000 32,946
Series D-1, 5.11%,
10/1/2054 35,000 32,231
Metropolitan Transportation
Authority Dedicated Tax
Fund, RB, Series C, 7.34%,
11/15/2039 100,000 115,570
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 50,000 47,284
New York State Dormitory
Authority
Series B, 5.23%, 7/1/2035 100,000 102,613
Series F, 5.63%, 3/15/2039 135,000 137,124
Port Authority of New York &
New Jersey
Series 159, 6.04%,
12/1/2029 100,000 105,448
Series 225, 3.18%,
7/15/2060 135,000 88,272
696,851
Ohio 0 .0%
†
JobsOhio Beverage System,
RB, Series 2013B, 4.53%,
1/1/2035 90,000 89,144
Oklahoma 0 .0%
†
Oklahoma Development
Finance Authority, RB,
Series 2022, 4.38%,
11/1/2045 60,000 56,561
South Carolina 0 .0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 105,949
Texas 0 .1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 190,585
City of San Antonio, RB,
Series 2025A, 5.57%,
2/1/2050 35,000 34,814
Dallas Area Rapid Transit,
RB, Series 2009 B, 6.00%,
12/1/2044 200,000 205,367
Municipal Bonds
Principal
Amount ($) Value ($)
Texas
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 70,826
Series A, 4.51%, 11/1/2051 45,000 39,310
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 31,194
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 150,000 153,030
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 118,618 120,463
Series A-2, 5.17%,
4/1/2041 70,000 70,549
916,138
Virginia 0 .0%
†
University of Virginia, RB,
Series 2020, 2.26%,
9/1/2050 90,000 51,609
Total Municipal Bonds
(cost $5,648,357)
5,427,425
Supranational 1 .3%
African Development Bank
4.38%, 3/14/2028 300,000 300,868
3.50%, 9/18/2029(b) 200,000 195,717
4.00%, 3/18/2030(b) 150,000 148,776
4.13%, 1/22/2036 30,000 29,164
Asian Development Bank
3.75%, 4/25/2028 1,250,000 1,240,690
4.50%, 8/25/2028 700,000 704,739
1.88%, 1/24/2030 500,000 461,721
3.75%, 8/28/2030 120,000 117,905
4.25%, 1/14/2036 30,000 29,550
Asian Infrastructure
Investment Bank (The)
4.13%, 1/18/2029(b) 600,000 599,344
3.88%, 4/22/2031 45,000 44,381
Corp. Andina de Fomento,
5.00%, 1/24/2029 200,000 202,978
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029(b) 475,000 474,180
European Investment Bank
3.88%, 6/15/2028 150,000 149,172
3.75%, 5/15/2029 500,000 493,757
3.63%, 7/15/2030 900,000 880,630
3.88%, 10/15/2030 115,000 113,499
1.25%, 2/14/2031 300,000 263,014
3.75%, 3/13/2031 30,000 29,414
4.25%, 8/16/2032 120,000 119,783
4.13%, 2/13/2034 400,000 393,739
4.63%, 2/12/2035 100,000 101,547
4.25%, 2/8/2036 35,000 34,462

68 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Supranational
Principal
Amount ($) Value ($)
Inter-American Development
Bank
1.13%, 7/20/2028 140,000 131,692
2.25%, 6/18/2029 250,000 236,615
3.50%, 9/14/2029 650,000 636,373
1.13%, 1/13/2031 400,000 349,384
4.38%, 7/17/2034 210,000 209,783
4.38%, 7/16/2035 235,000 233,814
4.13%, 1/23/2036 50,000 48,675
Inter-American Investment
Corp.
4.25%, 2/14/2029 100,000 100,015
4.25%, 4/1/2030 100,000 99,867
International Bank for
Reconstruction &
Development
2.50%, 11/22/2027 1,000,000 977,528
0.75%, 11/24/2027 220,000 209,867
3.63%, 5/5/2028 200,000 198,078
1.13%, 9/13/2028 800,000 749,168
3.88%, 2/14/2030 850,000 840,463
4.13%, 3/20/2030 310,000 309,066
4.00%, 7/25/2030 300,000 297,694
1.63%, 11/3/2031 1,000,000 875,085
4.38%, 8/27/2035 300,000 298,595
4.50%, 5/20/2036 80,000 80,198
International Finance Corp.,
4.50%, 7/13/2028 400,000 402,516
Nordic Investment Bank,
4.38%, 3/14/2028 250,000 250,726
Total Supranational
(cost $15,055,825)
14,664,232
U.S. Government Agency Securities 0 .6%
FHLB, 5.50%, 7/15/2036 1,000,000 1,078,224
FHLMC, 6.25%, 7/15/2032 995,000 1,098,018
FNMA
6.25%, 5/15/2029 2,000,000 2,111,350
7.25%, 5/15/2030 1,500,000 1,660,192
0.88%, 8/5/2030 250,000 219,006
Tennessee Valley Authority
4.88%, 1/15/2048 250,000 240,520
5.25%, 2/1/2055 25,000 24,549
Total U.S. Government Agency Securities
(cost $6,777,662)
6,431,859
U.S. Treasury Obligations 45 .4%
U.S. Treasury Bonds
5.38%, 2/15/2031 250,000 262,451
4.25%, 5/15/2039 1,810,000 1,748,488
4.50%, 8/15/2039 1,080,000 1,065,150
4.38%, 11/15/2039 300,000 291,375
1.13%, 5/15/2040 4,537,000 2,870,539
4.38%, 5/15/2040 450,000 435,023
1.13%, 8/15/2040 4,430,000 2,774,634
3.88%, 8/15/2040 1,000,000 912,305
1.38%, 11/15/2040 2,790,000 1,803,582
4.75%, 2/15/2041 (b) 1,000,000 1,000,234
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
1.75%, 8/15/2041 4,040,000 2,707,747
2.38%, 2/15/2042 2,370,000 1,728,434
3.13%, 2/15/2042 1,000,000 813,047
3.00%, 5/15/2042 (b) 1,000,000 795,938
3.25%, 5/15/2042 2,000,000 1,646,719
2.75%, 8/15/2042 1,000,000 763,828
3.38%, 8/15/2042 1,473,000 1,229,092
2.75%, 11/15/2042 1,500,000 1,139,883
4.00%, 11/15/2042 1,672,000 1,508,784
3.13%, 2/15/2043 1,750,000 1,399,111
3.88%, 2/15/2043 1,331,000 1,179,339
2.88%, 5/15/2043 620,000 475,850
4.38%, 8/15/2043 1,000,000 940,312
4.75%, 11/15/2043 1,008,000 991,462
4.63%, 5/15/2044 2,000,000 1,932,109
4.13%, 8/15/2044 946,000 855,539
4.63%, 11/15/2044 1,270,000 1,223,913
4.75%, 2/15/2045 (b) 1,565,000 1,530,827
5.00%, 5/15/2045 1,630,000 1,643,880
4.88%, 8/15/2045 2,383,000 2,364,848
4.63%, 11/15/2045 952,000 914,366
2.50%, 2/15/2046 680,000 468,855
4.63%, 2/15/2046 (b) 1,201,000 1,152,772
5.00%, 5/15/2046 420,000 423,150
3.00%, 2/15/2047 1,670,000 1,242,715
3.00%, 5/15/2047 1,341,000 995,378
2.75%, 8/15/2047 1,730,000 1,223,029
2.75%, 11/15/2047 3,200,000 2,255,750
3.00%, 2/15/2048 3,000,000 2,208,633
3.13%, 5/15/2048 2,000,000 1,502,578
3.00%, 8/15/2048 3,000,000 2,197,852
3.38%, 11/15/2048 4,000,000 3,128,594
3.00%, 2/15/2049 3,000,000 2,187,188
2.88%, 5/15/2049 3,500,000 2,485,684
2.25%, 8/15/2049 3,000,000 1,865,977
2.00%, 2/15/2050 2,630,000 1,532,489
1.25%, 5/15/2050 (b) 1,041,000 495,370
1.38%, 8/15/2050 4,360,000 2,138,784
1.63%, 11/15/2050 3,590,000 1,876,476
2.38%, 5/15/2051 4,350,000 2,720,449
1.88%, 11/15/2051 1,170,000 643,043
4.00%, 11/15/2052 (b) 4,800,000 4,107,000
4.13%, 8/15/2053 988,000 863,033
4.75%, 11/15/2053 4,028,000 3,896,775
4.25%, 2/15/2054 330,000 294,448
4.63%, 5/15/2054 4,700,000 4,463,715
4.25%, 8/15/2054 4,553,000 4,064,975
4.50%, 11/15/2054 3,733,000 3,475,044
4.63%, 2/15/2055 4,236,000 4,025,358
4.75%, 5/15/2055 2,766,000 2,683,128
4.75%, 8/15/2055 (b) 1,806,000 1,752,314
4.63%, 11/15/2055 (b) 2,710,000 2,578,311
4.75%, 2/15/2056 (b) 2,310,000 2,243,948
5.00%, 5/15/2056 1,200,000 1,212,750
U.S. Treasury Notes
0.50%, 8/31/2027 8,000,000 7,671,250
3.13%, 8/31/2027 3,000,000 2,965,781
3.63%, 8/31/2027 3,900,000 3,877,453
3.38%, 9/15/2027 6,800,000 6,738,375
0.38%, 9/30/2027 3,420,000 3,264,630
3.50%, 9/30/2027 (b) 4,413,000 4,378,351
4.13%, 9/30/2027 4,000,000 3,998,906

NVIT Bond Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 69
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.88%, 10/15/2027 1,836,000 1,829,402
0.50%, 10/31/2027 3,000,000 2,859,141
4.13%, 10/31/2027 (b) 2,000,000 1,998,828
2.25%, 11/15/2027 (b) 5,390,000 5,253,355
4.13%, 11/15/2027 2,000,000 1,998,750
3.38%, 11/30/2027 5,810,000 5,747,588
3.38%, 12/31/2027 5,570,000 5,506,250
4.25%, 1/15/2028 6,820,000 6,827,459
4.25%, 2/15/2028 5,990,000 5,996,786
3.88%, 3/15/2028 2,514,000 2,501,823
3.75%, 4/15/2028 (b) 6,700,000 6,652,367
3.75%, 5/15/2028 6,480,000 6,431,906
3.88%, 6/15/2028 6,250,000 6,215,820
4.13%, 6/30/2028 4,560,000 4,557,684
3.88%, 7/15/2028 (b) 6,550,000 6,512,389
3.63%, 8/15/2028 8,146,000 8,056,903
3.38%, 9/15/2028 (b) 4,770,000 4,690,624
4.63%, 9/30/2028 4,040,000 4,079,138
3.50%, 10/15/2028 4,030,000 3,971,282
3.13%, 11/15/2028 1,040,000 1,015,706
3.50%, 11/15/2028 (b) 1,481,000 1,458,727
1.50%, 11/30/2028 3,000,000 2,817,539
4.38%, 11/30/2028 3,000,000 3,013,828
1.38%, 12/31/2028 (b) 5,000,000 4,671,680
3.75%, 12/31/2028 3,000,000 2,970,234
1.75%, 1/31/2029 2,000,000 1,882,266
4.00%, 1/31/2029 4,000,000 3,982,812
1.88%, 2/28/2029 4,000,000 3,770,781
4.25%, 2/28/2029 1,953,000 1,957,043
4.13%, 3/31/2029 3,000,000 2,996,484
4.63%, 4/30/2029 536,000 542,407
4.50%, 5/31/2029 4,000,000 4,036,250
4.25%, 6/30/2029 3,450,000 3,457,816
4.00%, 7/31/2029 2,090,000 2,080,040
1.63%, 8/15/2029 (b) 1,440,000 1,334,419
3.13%, 8/31/2029 2,500,000 2,422,852
3.50%, 9/30/2029 2,290,000 2,243,484
3.88%, 9/30/2029 2,050,000 2,031,422
1.75%, 11/15/2029 (b) 1,190,000 1,100,843
3.88%, 11/30/2029 3,000,000 2,971,055
4.13%, 11/30/2029 3,000,000 2,995,312
3.88%, 12/31/2029 3,000,000 2,970,469
4.38%, 12/31/2029 2,678,000 2,695,261
3.50%, 1/31/2030 3,000,000 2,932,617
4.25%, 1/31/2030 5,212,000 5,223,401
1.50%, 2/15/2030 4,700,000 4,281,773
4.00%, 2/28/2030 (b) 3,700,000 3,677,598
3.63%, 3/31/2030 2,800,000 2,745,750
4.00%, 3/31/2030 4,861,000 4,830,049
3.50%, 4/30/2030 4,000,000 3,903,125
3.88%, 4/30/2030 3,333,000 3,296,936
3.75%, 5/31/2030 2,500,000 2,460,449
4.00%, 5/31/2030 (b) 5,284,000 5,248,292
3.75%, 6/30/2030 3,000,000 2,951,250
3.88%, 6/30/2030 4,409,000 4,358,021
4.00%, 7/31/2030 (b) 3,000,000 2,978,203
0.63%, 8/15/2030 4,720,000 4,087,594
3.63%, 8/31/2030 (b) 5,570,000 5,449,244
4.13%, 8/31/2030 (b) 3,000,000 2,991,680
3.63%, 9/30/2030 179,000 175,056
4.63%, 9/30/2030 2,500,000 2,540,820
3.63%, 10/31/2030 3,950,000 3,860,816
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.88%, 10/31/2030 2,000,000 2,052,578
3.50%, 11/30/2030 (b) 3,304,000 3,211,333
4.38%, 11/30/2030 3,000,000 3,020,273
3.63%, 12/31/2030 3,150,000 3,075,803
3.75%, 12/31/2030 3,000,000 2,944,102
3.75%, 1/31/2031 4,630,000 4,542,645
4.00%, 1/31/2031 2,000,000 1,982,656
3.50%, 2/28/2031 (b) 4,681,000 4,543,678
4.25%, 2/28/2031 3,000,000 3,005,039
3.88%, 3/31/2031 (b) 4,477,000 4,413,343
3.88%, 4/30/2031 (b) 5,102,000 5,028,659
4.63%, 4/30/2031 3,000,000 3,053,672
1.63%, 5/15/2031 5,500,000 4,879,316
4.13%, 5/31/2031 5,055,000 5,036,439
4.63%, 5/31/2031 3,000,000 3,053,789
4.13%, 6/30/2031 1,560,000 1,554,516
4.13%, 10/31/2031 920,000 915,436
4.50%, 12/31/2031 1,313,000 1,329,720
4.38%, 1/31/2032 1,735,000 1,746,183
4.13%, 3/31/2032 1,117,000 1,109,801
4.00%, 4/30/2032 1,218,000 1,201,966
2.88%, 5/15/2032 1,700,000 1,578,277
4.13%, 5/31/2032 2,732,000 2,712,470
4.00%, 7/31/2032 2,714,000 2,674,774
3.88%, 8/31/2032 2,258,000 2,209,312
3.88%, 9/30/2032 2,827,000 2,764,386
3.75%, 10/31/2032 1,713,000 1,662,346
4.13%, 11/15/2032 (b) 4,900,000 4,855,977
3.50%, 2/15/2033 8,700,000 8,300,684
3.75%, 2/28/2033 524,000 507,523
3.38%, 5/15/2033 6,550,000 6,186,424
3.88%, 8/15/2033 6,660,000 6,476,330
4.50%, 11/15/2033 4,860,000 4,908,790
4.00%, 2/15/2034 1,109,000 1,083,441
4.38%, 5/15/2034 9,500,000 9,502,969
3.88%, 8/15/2034 5,970,000 5,766,414
4.25%, 11/15/2034 9,194,000 9,104,215
4.63%, 2/15/2035 4,567,000 4,639,430
4.25%, 5/15/2035 3,342,000 3,302,575
4.25%, 8/15/2035 (b) 3,729,000 3,681,514
4.00%, 11/15/2035 4,113,000 3,978,685
4.13%, 2/15/2036 (b) 3,482,000 3,397,126
4.38%, 5/15/2036 1,650,000 1,641,234
Total U.S. Treasury Obligations
(cost $541,551,122)
515,983,862
Short-Term Investments 0 .2%
Shares
Money Market Funds 0 .2%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(g)(h) 800,000 800,000
Invesco Government
& Agency Portfolio,
Institutional Shares,
3.57%(g)(h) 800,000 800,000

70 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Bond Index Fund
Short-Term Investments
Shares Value ($)
Money Market Funds
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(g)(h) 800,000 800,000
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(g)(h) 600,000 600,000
Total Short-Term Investments
(cost $3,000,000)
3,000,000
Repurchase Agreements 1 .1%
Principal
Amount ($)
CF Secured, LLC
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $2,280,947,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$2,326,566. (h)(i) 2,280,717 2,280,717
MetLife, Inc.
3.64%, dated 6/30/2026,
due 7/1/2026, repurchase
price $10,001,011,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$10,205,115. (h)(i) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $12,280,717)
12,280,717
Total Investments
(cost $1,206,677,219) — 100.0%
1,137,102,692
Liabilities in excess of other
assets — 0.0% (324,649)
NET ASSETS — 100.0%
$ 1,136,778,043
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of June 30, 2026.
(b) The security or a portion of this security is on loan as of June
30, 2026. The total value of securities on loan as of June
30, 2026 was $165,948,949, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $3,000,000 and $12,280,717,
respectively, and by $157,739,053 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.63%, and maturity dates ranging from
7/7/2026 - 5/15/2056, a total value of $173,019,770.
(c) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$3,072,651 which represents 0.27% of net assets.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2026.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2026.
(g) Represents 7-day effective yield as of June 30, 2026.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $15,280,717.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
The accompanying notes are an integral part of these financial statements.

NVIT International Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 71
Common Stocks 97 .5%
Shares Value ($)
AUSTRALIA 7 .1%
Banks 1 .9%
ANZ Group Holdings Ltd. 122,317 2,997,326
Commonwealth Bank of
Australia 68,168 7,791,148
National Australia Bank Ltd.
(a) 125,967 3,313,236
Westpac Banking Corp. 140,398 3,432,570
17,534,280
Biotechnology 0 .2%
CSL Ltd. 19,697 1,568,781
Broadline Retail 0 .3%
Wesfarmers Ltd. 45,980 2,885,756
Capital Markets 0 .3%
ASX Ltd.(a) 7,686 283,851
Macquarie Group Ltd. 14,950 2,601,774
2,885,625
Commercial Services & Supplies 0 .1%
Brambles Ltd. 55,866 754,243
Consumer Staples Distribution & Retail 0 .3%
Coles Group Ltd. 54,982 928,219
Woolworths Group Ltd. 50,172 1,390,037
2,318,256
Diversified REITs 0 .0%
†
Stockland 108,110 306,314
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 152,600 536,673
Electric Utilities 0 .1%
Origin Energy Ltd. 69,993 532,073
Financial Services 0 .1%
Washington H Soul Pattinson
& Co. Ltd.(a) 13,530 433,091
Gas Utilities 0 .0%
†
APA Group 52,150 366,415
Health Care Equipment & Supplies 0 .0%
†
Cochlear Ltd.(a) 2,515 212,492
Health Care Providers & Services 0 .1%
Sigma Healthcare Ltd.(a) 200,359 381,796
Sonic Healthcare Ltd.(a) 18,984 272,594
654,390
Health Care Technology 0 .0%
†
Pro Medicus Ltd. 2,315 327,750
Hotels, Restaurants & Leisure 0 .2%
Aristocrat Leisure Ltd. 22,395 954,092
Lottery Corp. Ltd. (The) 89,157 355,673
1,309,765
Industrial REITs 0 .2%
Goodman Group 80,647 1,748,293
Insurance 0 .3%
Insurance Australia Group
Ltd. 90,856 509,390
Medibank Pvt Ltd. 108,884 374,538
QBE Insurance Group Ltd. 61,393 1,071,519
Suncorp Group Ltd. 44,236 590,327
2,545,774
Interactive Media & Services 0 .1%
CAR Group Ltd.(a) 14,909 266,801
Common Stocks
Shares Value ($)
AUSTRALIA
Interactive Media & Services
REA Group Ltd.(a) 2,196 212,184
478,985
Metals & Mining 2 .3%
BHP Group Ltd. 207,067 8,642,723
Evolution Mining Ltd. 82,314 672,168
Fortescue Ltd.(a) 64,889 864,363
Glencore plc 382,797 2,610,938
Lynas Rare Earths Ltd.* 36,417 456,315
Northern Star Resources Ltd. 55,077 725,404
PLS Group Ltd.*(a) 125,691 440,015
Rio Tinto Ltd.(a) 15,332 1,825,653
Rio Tinto plc 43,389 4,103,847
South32 Ltd. 175,072 470,802
20,812,228
Oil, Gas & Consumable Fuels 0 .2%
Santos Ltd. 130,348 647,147
Woodside Energy Group Ltd. 76,905 1,488,903
2,136,050
Passenger Airlines 0 .0%
†
Qantas Airways Ltd. 32,606 241,447
Professional Services 0 .1%
Computershare Ltd. 21,821 579,233
Retail REITs 0 .1%
Scentre Group 216,840 580,787
Vicinity Ltd. 158,646 282,535
863,322
Software 0 .0%
†
WiseTech Global Ltd.(a) 7,859 181,980
Trading Companies & Distributors 0 .0%
†
SGH Ltd. 8,572 278,129
Transportation Infrastructure 0 .1%
Transurban Group 127,720 1,274,948
63,766,293
AUSTRIA 0 .4%
Banks 0 .3%
BAWAG Group AG Reg. S(b) 2,978 597,090
Erste Group Bank AG 12,730 1,705,479
Raiffeisen Bank International
AG 5,638 360,089
2,662,658
Electric Utilities 0 .0%
†
Verbund AG 2,964 188,271
Oil, Gas & Consumable Fuels 0 .1%
OMV AG 5,872 368,382
3,219,311
BELGIUM 0 .9%
Banks 0 .2%
KBC Group NV 9,359 1,276,571
Beverages 0 .3%
Anheuser-Busch InBev SA/
NV 36,654 3,022,005
Chemicals 0 .0%
†
Syensqo SA(a) 3,047 225,008
Distributors 0 .0%
†
D'ieteren Group(a) 972 189,376

72 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
BELGIUM
Electric Utilities 0 .0%
†
Elia Group SA/NV 1,791 284,865
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 2,805 255,594
Sofina SA(a) 579 147,338
402,932
Food Products 0 .0%
†
Lotus Bakeries NV 18 239,080
Insurance 0 .1%
Ageas SA/NV 5,805 464,416
Pharmaceuticals 0 .2%
Financiere de Tubize SA(a) 738 194,865
UCB SA 4,930 1,476,200
1,671,065
7,775,318
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 6,683 293,843
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 14,150 718,698
CHINA 0 .4%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 153,500 832,524
Broadline Retail 0 .3%
Prosus NV 53,034 2,305,101
Food Products 0 .0%
†
Wilmar International Ltd. 67,394 188,735
Machinery 0 .0%
†
Yangzijiang Shipbuilding
Holdings Ltd. 105,000 278,789
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 57,000 228,894
3,834,043
CZECH REPUBLIC 0 .0%
†
Aerospace & Defense 0 .0%
†
CSG NV*(a) 5,671 82,792
DENMARK 1 .6%
Air Freight & Logistics 0 .2%
DSV A/S 7,800 1,851,612
Banks 0 .2%
Danske Bank A/S 25,635 1,375,371
Beverages 0 .1%
Carlsberg A/S, Class B 3,611 473,832
Biotechnology 0 .1%
Genmab A/S* 2,412 660,736
Building Products 0 .0%
†
ROCKWOOL A/S, Class B 3,381 108,671
Chemicals 0 .1%
Novonesis Novozymes B,
Class B 14,348 906,704
Common Stocks
Shares Value ($)
DENMARK
Electrical Equipment 0 .1%
Vestas Wind Systems A/S 38,791 1,095,993
Health Care Equipment & Supplies 0 .1%
Coloplast A/S, Class B 4,861 277,219
Demant A/S* 3,757 153,813
431,032
Independent Power and Renewable Electricity Producers
0 .0%
†
Orsted A/S Reg. S*(b) 18,802 422,736
Insurance 0 .0%
†
Tryg A/S 13,266 302,059
Pharmaceuticals 0 .7%
Novo Nordisk A/S, Class B 131,139 6,291,366
Textiles, Apparel & Luxury Goods 0 .0%
†
Pandora A/S 3,063 353,247
14,273,359
FINLAND 1 .2%
Banks 0 .3%
Nordea Bank Abp 124,651 2,367,387
Communications Equipment 0 .3%
Nokia OYJ 206,256 2,730,416
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ, Class B(a) 11,367 254,137
Diversified Telecommunication Services 0 .0%
†
Elisa OYJ(a) 5,799 243,471
Electric Utilities 0 .1%
Fortum OYJ 17,425 402,563
Insurance 0 .1%
Sampo OYJ, Class A 100,210 1,053,289
Machinery 0 .2%
Kone OYJ, Class B 13,765 783,346
Metso Oyj 25,604 445,111
Wartsila OYJ Abp 19,320 737,551
1,966,008
Oil, Gas & Consumable Fuels 0 .1%
Neste OYJ 16,831 547,131
Paper & Forest Products 0 .1%
Stora Enso OYJ, Class R(a) 20,044 213,878
UPM-Kymmene OYJ 21,763 577,303
791,181
Pharmaceuticals 0 .0%
†
Orion OYJ, Class B 4,367 359,291
10,714,874
FRANCE 8 .0%
Aerospace & Defense 1 .3%
Airbus SE 24,195 5,385,251
Dassault Aviation SA 674 221,258
Safran SA 14,024 5,544,560
Thales SA 3,881 997,125
12,148,194
Automobile Components 0 .1%
Cie Generale des
Etablissements Michelin
SCA 25,754 994,767

NVIT International Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
FRANCE
Automobiles 0 .0%
†
Renault SA 7,668 219,977
Banks 0 .9%
BNP Paribas SA 40,291 4,709,094
Credit Agricole SA 36,571 735,659
Societe Generale SA 25,992 2,301,527
7,746,280
Beverages 0 .1%
Pernod Ricard SA 7,874 574,959
Biotechnology 0 .0%
†
Abivax SA*(a) 2,129 282,689
Building Products 0 .2%
Cie de Saint-Gobain SA 18,227 1,650,182
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 2,644 253,748
Chemicals 0 .6%
Air Liquide SA 25,808 5,110,863
Construction & Engineering 0 .4%
Bouygues SA 9,050 504,939
Eiffage SA 2,712 400,399
Vinci SA 19,122 2,796,699
3,702,037
Consumer Staples Distribution & Retail 0 .1%
Carrefour SA 23,247 431,832
Diversified REITs 0 .0%
†
Covivio SA 1,902 116,542
Diversified Telecommunication Services 0 .2%
Orange SA 75,780 1,429,377
Electrical Equipment 0 .2%
Legrand SA 10,571 1,784,297
Food Products 0 .2%
Danone SA 25,972 2,130,048
Ground Transportation 0 .0%
†
Ayvens SA Reg. S(b) 13,644 179,883
Health Care Equipment & Supplies 0 .3%
BioMerieux 1,856 145,749
EssilorLuxottica SA 12,306 2,308,760
2,454,509
Hotels, Restaurants & Leisure 0 .1%
Accor SA 7,583 440,862
Sodexo SA(a) 3,127 181,007
621,869
Insurance 0 .4%
AXA SA 64,064 3,210,679
IT Services 0 .1%
Capgemini SE 6,360 639,653
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 1,228 255,029
Machinery 0 .0%
†
Alstom SA*(a) 13,650 237,505
Media 0 .1%
Publicis Groupe SA 9,254 914,646
Multi-Utilities 0 .4%
Engie SA 72,095 2,273,265
Common Stocks
Shares Value ($)
FRANCE
Multi-Utilities
Veolia Environnement SA 24,218 1,008,688
3,281,953
Office REITs 0 .0%
†
Gecina SA 1,615 135,871
Oil, Gas & Consumable Fuels 0 .7%
Bollore SE 24,656 114,332
TotalEnergies SE 80,326 6,239,787
6,354,119
Personal Care Products 0 .5%
L'Oreal SA 9,743 4,274,536
Pharmaceuticals 0 .0%
†
Ipsen SA 1,294 249,630
Professional Services 0 .0%
†
Bureau Veritas SA 13,227 405,184
Retail REITs 0 .1%
Klepierre SA 8,560 357,877
Unibail-Rodamco-Westfield 4,300 502,954
860,831
Software 0 .1%
Dassault Systemes SE 27,627 562,694
Textiles, Apparel & Luxury Goods 0 .9%
Hermes International SCA 1,063 1,945,126
Kering SA 2,860 813,220
LVMH Moet Hennessy Louis
Vuitton SE 10,156 5,624,076
8,382,422
Trading Companies & Distributors 0 .0%
†
Rexel SA 8,912 389,443
Transportation Infrastructure 0 .0%
†
Aeroports de Paris SA(a) 1,215 158,361
Getlink SE 10,628 226,017
384,378
72,370,626
GERMANY 8 .4%
Aerospace & Defense 0 .4%
Hensoldt AG(a) 2,326 180,118
MTU Aero Engines AG 2,178 905,867
Rheinmetall AG 1,922 2,175,550
3,261,535
Air Freight & Logistics 0 .3%
Deutsche Post AG 37,791 2,293,149
Automobile Components 0 .0%
†
Continental AG 4,355 359,152
Automobiles 0 .4%
Bayerische Motoren Werke
AG 11,274 737,768
Bayerische Motoren Werke
AG (Preference) 2,100 137,877
Dr Ing hc F Porsche AG
(Preference) Reg. S(b) 4,092 203,499
Mercedes-Benz Group AG 29,131 1,462,172
Porsche Automobil Holding
SE (Preference) 6,179 190,374
Volkswagen AG (Preference) 8,333 667,588
3,399,278
Banks 0 .1%
Commerzbank AG(a) 26,169 1,113,502

74 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Capital Markets 0 .5%
Deutsche Bank AG
(Registered) 73,965 2,504,384
Deutsche Boerse AG 7,455 2,034,226
4,538,610
Chemicals 0 .3%
BASF SE 36,536 1,953,030
Evonik Industries AG(a) 11,126 201,885
Symrise AG, Class A 5,149 516,736
2,671,651
Construction & Engineering 0 .0%
†
Hochtief AG 567 328,540
Construction Materials 0 .1%
Heidelberg Materials AG 5,330 1,016,728
Diversified Telecommunication Services 0 .4%
Deutsche Telekom AG
(Registered) 140,527 3,829,943
Electrical Equipment 0 .7%
Siemens Energy AG 31,505 5,971,054
Entertainment 0 .0%
†
CTS Eventim AG & Co.
KGaA 2,188 127,655
Health Care Equipment & Supplies 0 .1%
Siemens Healthineers AG
Reg. S(b) 14,120 551,791
Health Care Providers & Services 0 .1%
Fresenius Medical Care AG 7,448 336,974
Fresenius SE & Co. KGaA 17,056 778,884
1,115,858
Household Products 0 .1%
Henkel AG & Co. KGaA 4,102 324,373
Henkel AG & Co. KGaA
(Preference) 6,159 517,591
841,964
Independent Power and Renewable Electricity Producers
0 .2%
RWE AG 26,057 1,688,190
Industrial Conglomerates 1 .1%
Siemens AG (Registered) 30,250 9,720,243
Insurance 1 .3%
Allianz SE (Registered) 15,448 7,310,657
Hannover Rueck SE 2,482 687,517
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 5,364 2,994,399
Talanx AG 2,559 323,433
11,316,006
Interactive Media & Services 0 .0%
†
Scout24 SE Reg. S(b) 3,018 249,535
Life Sciences Tools & Services 0 .0%
†
Sartorius AG (Preference) 1,084 284,448
Machinery 0 .2%
Daimler Truck Holding AG 18,251 880,176
GEA Group AG 5,723 392,579
Knorr-Bremse AG 2,533 294,114
Rational AG 237 173,479
1,740,348
Common Stocks
Shares Value ($)
GERMANY
Multi-Utilities 0 .2%
E.ON SE 90,739 1,872,137
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered) 24,760 283,302
Personal Care Products 0 .0%
†
Beiersdorf AG(a) 3,765 324,093
Pharmaceuticals 0 .3%
Bayer AG (Registered) 40,398 2,233,365
Merck KGaA 5,256 882,076
3,115,441
Real Estate Management & Development 0 .1%
Vonovia SE 30,474 751,923
Semiconductors & Semiconductor Equipment 0 .6%
Infineon Technologies AG 53,061 4,953,592
Software 0 .7%
Nemetschek SE 2,603 157,436
SAP SE 42,584 6,521,429
6,678,865
Specialty Retail 0 .0%
†
Zalando SE Reg. S*(b) 7,980 231,203
Textiles, Apparel & Luxury Goods 0 .2%
adidas AG 6,539 1,340,695
Trading Companies & Distributors 0 .0%
†
Brenntag SE 4,959 301,343
76,271,774
GUATEMALA 0 .0%
†
Wireless Telecommunication Services 0 .0%
†
Millicom International Cellular
SA 3,783 343,345
HONG KONG 1 .5%
Capital Markets 0 .2%
Futu Holdings Ltd., ADR(a) 2,039 191,136
Hong Kong Exchanges &
Clearing Ltd. 42,200 1,961,347
2,152,483
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 159,220 236,794
Electric Utilities 0 .2%
CK Infrastructure Holdings
Ltd. 27,500 209,871
CLP Holdings Ltd. 66,500 621,566
Power Assets Holdings Ltd. 60,000 437,816
1,269,253
Food Products 0 .0%
†
WH Group Ltd. Reg. S(b) 326,545 346,177
Gas Utilities 0 .1%
Hong Kong & China Gas Co.
Ltd.(a) 428,266 356,019
Ground Transportation 0 .0%
†
MTR Corp. Ltd.(a) 64,500 251,670
Industrial Conglomerates 0 .0%
†
Swire Pacific Ltd., Class A 16,000 167,256
Insurance 0 .6%
AIA Group Ltd. 429,400 3,938,435

NVIT International Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
HONG KONG
Insurance
Prudential plc 104,532 1,392,016
5,330,451
Machinery 0 .1%
Techtronic Industries Co. Ltd. 55,500 926,552
Real Estate Management & Development 0 .2%
CK Asset Holdings Ltd. 74,516 421,768
Henderson Land
Development Co. Ltd.(a) 61,775 196,036
Hongkong Land Holdings
Ltd. 38,600 276,206
Sino Land Co. Ltd. 155,000 203,940
Sun Hung Kai Properties Ltd. 54,500 785,421
Wharf Real Estate
Investment Co. Ltd. 71,500 195,876
2,079,247
Retail REITs 0 .1%
Link REIT 106,840 498,419
13,614,321
INDONESIA 0 .1%
Industrial Conglomerates 0 .1%
Jardine Matheson Holdings
Ltd. 7,000 432,641
IRELAND 0 .4%
Banks 0 .2%
AIB Group plc 82,298 967,124
Bank of Ireland Group plc 38,854 774,456
1,741,580
Building Products 0 .1%
Kingspan Group plc 6,352 581,004
Food Products 0 .0%
†
Kerry Group plc, Class A 6,230 572,142
Trading Companies & Distributors 0 .1%
AerCap Holdings NV 6,488 945,821
3,840,547
ISRAEL 1 .1%
Aerospace & Defense 0 .1%
Elbit Systems Ltd. 1,169 889,094
Banks 0 .4%
Bank Hapoalim BM 48,287 1,113,655
Bank Leumi Le-Israel BM 59,567 1,332,570
Israel Discount Bank Ltd.,
Class A 46,987 465,997
Mizrahi Tefahot Bank Ltd. 6,667 440,792
3,353,014
Chemicals 0 .0%
†
ICL Group Ltd. 33,735 169,237
Independent Power and Renewable Electricity Producers
0 .1%
Enlight Renewable Energy
Ltd.* 5,828 516,091
OPC Energy Ltd.* 7,466 232,433
748,524
Insurance 0 .1%
Harel Insurance Investments
& Financial Services Ltd.
(a) 5,018 264,582
Common Stocks
Shares Value ($)
ISRAEL
Insurance
Phoenix Financial Ltd. 9,842 545,344
809,926
Pharmaceuticals 0 .2%
Teva Pharmaceutical
Industries Ltd., ADR* 47,471 1,608,317
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 1,742 237,068
Semiconductors & Semiconductor Equipment 0 .2%
Nova Ltd.* 1,250 664,488
Tower Semiconductor Ltd.* 4,505 1,159,771
1,824,259
Software 0 .0%
†
Check Point Software
Technologies Ltd.* 3,278 430,828
10,070,267
ITALY 3 .2%
Aerospace & Defense 0 .1%
Leonardo SpA 16,262 872,057
Automobiles 0 .2%
Ferrari NV 4,893 1,813,363
Banks 1 .3%
Banca Monte dei Paschi di
Siena SpA 79,103 982,224
Banco BPM SpA 46,412 801,616
BPER Banca SpA 63,315 993,809
FinecoBank Banca Fineco
SpA 25,267 633,895
Intesa Sanpaolo SpA 566,595 3,881,175
UniCredit SpA 55,277 4,945,482
12,238,201
Beverages 0 .1%
Coca-Cola HBC AG 8,455 551,899
Davide Campari-Milano
NV(a) 27,118 168,822
720,721
Diversified Telecommunication Services 0 .1%
Telecom Italia SpA* 69,602 634,371
Electric Utilities 0 .5%
Enel SpA 311,019 3,573,465
Terna - Rete Elettrica
Nazionale(a) 57,788 676,133
4,249,598
Electrical Equipment 0 .2%
Prysmian SpA 11,426 1,919,394
Financial Services 0 .1%
Banca Mediolanum SpA 7,847 195,421
Poste Italiane SpA(a) 18,970 620,504
815,925
Gas Utilities 0 .1%
Italgas SpA 23,572 273,001
Snam SpA 83,319 599,698
872,699
Insurance 0 .2%
Generali(a) 32,745 1,594,516
Unipol Assicurazioni SpA(a) 14,280 398,553
1,993,069

76 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
ITALY
Oil, Gas & Consumable Fuels 0 .2%
Eni SpA 73,786 1,725,901
Passenger Airlines 0 .1%
Ryanair Holdings plc 16,822 526,658
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 4,039 236,779
Textiles, Apparel & Luxury Goods 0 .0%
†
Moncler SpA 8,973 520,626
29,139,362
IVORY COAST 0 .1%
Metals & Mining 0 .1%
Endeavour Mining plc 8,531 422,091
JAPAN 23 .1%
Automobile Components 0 .5%
Aisin Corp. 19,400 262,138
Bridgestone Corp.(a) 43,800 922,211
Denso Corp. 64,500 745,028
Sumitomo Electric Industries
Ltd. 115,200 2,126,430
4,055,807
Automobiles 1 .1%
Honda Motor Co. Ltd. 146,900 1,330,800
Isuzu Motors Ltd. 21,400 282,978
Nissan Motor Co. Ltd.*(a) 96,000 178,209
Subaru Corp.(a) 22,500 331,553
Suzuki Motor Corp. 64,400 775,192
Toyota Motor Corp. 385,870 6,471,140
Yamaha Motor Co. Ltd.(a) 37,200 281,633
9,651,505
Banks 2 .6%
Chiba Bank Ltd. (The)(a) 23,100 351,312
Japan Post Bank Co. Ltd. 73,800 1,405,831
Mitsubishi UFJ Financial
Group, Inc. 434,867 8,626,933
Mizuho Financial Group, Inc. 96,751 4,645,889
Resona Holdings, Inc. 83,800 1,092,995
Sumitomo Mitsui Financial
Group, Inc. 148,259 5,796,414
Sumitomo Mitsui Trust
Group, Inc. 25,680 958,658
Yokohama Financial Group,
Inc. 41,200 440,134
23,318,166
Beverages 0 .1%
Asahi Group Holdings Ltd.(a) 58,400 555,617
Kirin Holdings Co. Ltd.(a) 32,400 555,179
Suntory Beverage & Food
Ltd.(a) 4,900 135,569
1,246,365
Broadline Retail 0 .1%
Pan Pacific International
Holdings Corp. 73,200 373,611
Rakuten Group, Inc.* 58,700 273,871
Ryohin Keikaku Co. Ltd. 19,500 426,015
1,073,497
Building Products 0 .2%
AGC, Inc.(a) 8,100 350,287
Common Stocks
Shares Value ($)
JAPAN
Building Products
Daikin Industries Ltd. 10,800 1,640,512
1,990,799
Capital Markets 0 .3%
Daiwa Securities Group, Inc. 51,400 505,403
Japan Exchange Group, Inc. 38,200 481,436
Nomura Holdings, Inc. 119,700 1,044,502
SBI Holdings, Inc. 21,580 350,996
2,382,337
Chemicals 0 .7%
Asahi Kasei Corp. 51,700 570,270
Mitsubishi Chemical Group
Corp. 45,300 314,740
Nippon Paint Holdings Co.
Ltd.(a) 39,200 255,143
Nippon Sanso Holdings
Corp. 7,300 269,339
Nitto Denko Corp. 28,300 557,480
Resonac Holdings Corp. 7,100 791,704
Shin-Etsu Chemical Co. Ltd. 66,700 2,908,625
Toray Industries, Inc. 54,800 380,400
6,047,701
Commercial Services & Supplies 0 .1%
Dai Nippon Printing Co. Ltd. 13,400 245,381
Secom Co. Ltd. 15,800 627,869
TOPPAN Holdings, Inc. 9,500 301,296
1,174,546
Construction & Engineering 0 .2%
Kajima Corp. 16,200 591,518
Obayashi Corp. 24,500 495,935
Shimizu Corp. 19,400 307,645
Taisei Corp. 5,900 522,898
1,917,996
Consumer Staples Distribution & Retail 0 .2%
Aeon Co. Ltd. 90,000 742,771
Seven & i Holdings Co. Ltd. 76,300 919,769
1,662,540
Diversified Telecommunication Services 0 .1%
NTT, Inc. 1,240,000 1,105,927
Electric Utilities 0 .1%
Chubu Electric Power Co.,
Inc. 26,600 500,207
Kansai Electric Power Co.,
Inc. (The)(a) 39,400 553,741
1,053,948
Electrical Equipment 0 .8%
Fuji Electric Co. Ltd. 5,400 456,952
Fujikura Ltd. 62,200 2,414,509
Furukawa Electric Co. Ltd.(a) 26,000 773,223
Mitsubishi Electric Corp. 76,800 2,816,345
Nidec Corp.* 34,500 566,726
7,027,755
Electronic Equipment, Instruments & Components 1 .5%
Ibiden Co. Ltd.(a) 9,600 1,441,318
Keyence Corp. 7,644 3,851,252
Kyocera Corp. 47,100 1,044,256
Murata Manufacturing Co.
Ltd. 65,800 4,742,306
TDK Corp. 77,400 1,728,818
Yokogawa Electric Corp. 9,200 323,189
13,131,139

NVIT International Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
JAPAN
Entertainment 0 .3%
Capcom Co. Ltd.(a) 10,800 200,442
Konami Group Corp. 3,900 426,240
Nexon Co. Ltd.(a) 11,100 147,652
Nintendo Co. Ltd. 45,100 1,893,954
Toho Co. Ltd.(a) 22,500 179,860
2,848,148
Financial Services 0 .2%
Mitsubishi HC Capital, Inc.(a) 35,600 288,055
ORIX Corp. 44,300 1,678,965
1,967,020
Food Products 0 .2%
Ajinomoto Co., Inc. 35,200 1,280,468
Kikkoman Corp.(a) 28,100 288,198
1,568,666
Gas Utilities 0 .1%
Osaka Gas Co. Ltd. 13,800 464,201
Tokyo Gas Co. Ltd. 12,100 454,987
919,188
Ground Transportation 0 .2%
Central Japan Railway Co. 29,700 637,400
East Japan Railway Co. 39,128 820,128
Hankyu Hanshin Holdings,
Inc. 10,000 262,988
Seibu Holdings, Inc.(a) 7,700 150,428
West Japan Railway Co.(a) 16,700 280,074
2,151,018
Health Care Equipment & Supplies 0 .4%
Hoya Corp. 13,800 2,225,504
Olympus Corp. 42,800 449,888
Terumo Corp. 54,800 754,068
3,429,460
Hotels, Restaurants & Leisure 0 .1%
Oriental Land Co. Ltd.(a) 44,500 681,211
Zensho Holdings Co. Ltd.(a) 3,400 168,676
849,887
Household Durables 0 .9%
Panasonic Holdings Corp. 95,600 2,684,231
Sekisui House Ltd. 25,000 520,168
Sony Group Corp. 238,200 4,776,537
7,980,936
Household Products 0 .0%
†
Unicharm Corp.(a) 46,100 268,213
Industrial Conglomerates 0 .6%
Hikari Tsushin, Inc. 600 131,289
Hitachi Ltd. 180,200 5,007,677
5,138,966
Insurance 1 .0%
Daiichi Life Group, Inc. 139,500 1,528,984
Japan Post Holdings Co. Ltd. 68,200 914,312
Japan Post Insurance Co.
Ltd. 23,300 219,700
MS&AD Insurance Group
Holdings, Inc. 48,423 1,264,668
Sompo Holdings, Inc. 33,150 1,264,527
T&D Holdings, Inc. 18,300 542,100
Tokio Marine Holdings, Inc. 72,600 3,214,775
8,949,066
Interactive Media & Services 0 .0%
†
LY Corp. 112,100 299,863
Common Stocks
Shares Value ($)
JAPAN
IT Services 0 .4%
Fujitsu Ltd. 69,500 1,386,959
NEC Corp. 49,500 1,201,690
Nomura Research Institute
Ltd. 14,515 411,247
Obic Co. Ltd. 12,700 297,772
Otsuka Corp.(a) 10,500 179,772
3,477,440
Leisure Products 0 .1%
Bandai Namco Holdings, Inc. 20,400 476,733
Shimano, Inc.(a) 3,000 320,406
797,139
Machinery 1 .2%
Daifuku Co. Ltd.(a) 13,400 596,122
Ebara Corp.(a) 18,200 713,762
FANUC Corp. 37,900 1,732,981
IHI Corp. 40,100 677,555
Kawasaki Heavy Industries
Ltd.(a) 29,500 537,262
Komatsu Ltd. 34,800 1,362,093
Kubota Corp. 40,200 673,019
Makita Corp. 9,100 325,796
MINEBEA MITSUMI, Inc. 12,900 382,804
Mitsubishi Heavy Industries
Ltd. 129,600 2,950,920
SMC Corp. 2,300 1,023,424
10,975,738
Marine Transportation 0 .1%
Kawasaki Kisen Kaisha Ltd. 14,600 223,857
Mitsui OSK Lines Ltd.(a) 13,500 432,176
Nippon Yusen KK(a) 15,900 511,341
1,167,374
Metals & Mining 0 .3%
JFE Holdings, Inc. 23,300 224,432
JX Advanced Metals Corp. 22,100 611,324
Mitsui Kinzoku Co. Ltd.(a) 2,200 589,092
Nippon Steel Corp.(a) 200,820 665,163
Sumitomo Metal Mining Co.
Ltd. 9,700 453,305
2,543,316
Office REITs 0 .0%
†
Nippon Building Fund, Inc. 315 243,665
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 105,539 776,924
Idemitsu Kosan Co. Ltd. 31,780 233,422
Inpex Corp.(a) 35,800 721,358
1,731,704
Passenger Airlines 0 .0%
†
ANA Holdings, Inc. 5,500 100,736
Personal Care Products 0 .1%
Kao Corp.(a) 36,400 721,598
Shiseido Co. Ltd.(a) 14,600 236,100
957,698
Pharmaceuticals 0 .8%
Astellas Pharma, Inc. 69,400 933,000
Chugai Pharmaceutical Co.
Ltd. 27,500 1,273,228
Daiichi Sankyo Co. Ltd. 68,800 1,104,096
Eisai Co. Ltd. 10,600 267,884
Kyowa Kirin Co. Ltd.(a) 8,300 132,578
Otsuka Holdings Co. Ltd.(a) 17,400 1,152,514

78 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Shionogi & Co. Ltd. 31,000 530,408
Takeda Pharmaceutical Co.
Ltd. 65,249 2,059,999
7,453,707
Professional Services 0 .4%
Recruit Holdings Co. Ltd. 54,200 3,772,832
Real Estate Management & Development 0 .4%
Daito Trust Construction Co.
Ltd. 10,000 190,738
Daiwa House Industry Co.
Ltd. 23,100 625,358
Hulic Co. Ltd.(a) 16,200 168,977
Mitsubishi Estate Co. Ltd. 42,300 1,076,617
Mitsui Fudosan Co. Ltd. 99,700 918,527
Sumitomo Realty &
Development Co. Ltd. 23,400 538,360
3,518,577
Semiconductors & Semiconductor Equipment 3 .1%
Advantest Corp. 29,800 6,057,615
Disco Corp. 3,500 1,778,821
Kioxia Holdings Corp.* 12,800 7,267,098
Lasertec Corp.(a) 3,200 995,651
Renesas Electronics Corp. 70,600 2,132,680
SCREEN Holdings Co. Ltd. 6,400 715,427
Tokyo Electron Ltd. 18,200 8,801,402
27,748,694
Specialty Retail 0 .5%
Fast Retailing Co. Ltd. 7,800 3,989,131
Nitori Holdings Co. Ltd.(a) 16,100 239,295
Sanrio Co. Ltd.(a) 38,000 256,838
4,485,264
Technology Hardware, Storage & Peripherals 0 .2%
Canon, Inc.(a) 32,300 825,394
FUJIFILM Holdings Corp. 45,200 972,180
1,797,574
Textiles, Apparel & Luxury Goods 0 .1%
Asics Corp. 28,300 769,611
Tobacco 0 .2%
Japan Tobacco, Inc.(a) 45,300 1,664,664
Trading Companies & Distributors 1 .4%
ITOCHU Corp. 225,200 2,589,484
Marubeni Corp. 57,000 1,659,829
Mitsubishi Corp. 122,200 3,287,071
Mitsui & Co. Ltd. 97,100 2,704,359
Sumitomo Corp. 164,400 1,579,463
Toyota Tsusho Corp. 25,800 962,544
12,782,750
Wireless Telecommunication Services 1 .0%
KDDI Corp. 118,200 1,993,906
SoftBank Corp. 1,164,700 1,490,724
SoftBank Group Corp. 151,200 5,672,665
9,157,295
208,356,237
LUXEMBOURG 0 .2%
Capital Markets 0 .0%
†
CVC Capital Partners plc
Reg. S(a)(b) 10,298 149,644
Common Stocks
Shares Value ($)
LUXEMBOURG
Life Sciences Tools & Services 0 .1%
Eurofins Scientific SE 4,734 371,122
Metals & Mining 0 .1%
ArcelorMittal SA 17,181 1,033,094
1,553,860
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd.(a) 88,000 331,376
Sands China Ltd. 98,700 164,946
496,322
MEXICO 0 .0%
†
Metals & Mining 0 .0%
†
Fresnillo plc 7,568 275,799
NETHERLANDS 6 .0%
Banks 0 .5%
ABN AMRO Bank NV, CVA
Reg. S(b) 24,916 1,059,700
ING Groep NV 119,432 3,778,514
4,838,214
Beverages 0 .2%
Heineken Holding NV 5,093 388,539
Heineken NV 11,555 971,902
1,360,441
Biotechnology 0 .3%
Argenx SE* 2,554 2,369,135
Capital Markets 0 .1%
Euronext NV Reg. S(b) 3,274 523,786
Chemicals 0 .0%
†
Akzo Nobel NV(a) 6,012 407,753
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 36,029 1,449,998
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 157,639 782,028
Entertainment 0 .1%
Universal Music Group NV 41,159 862,181
Financial Services 0 .1%
Adyen NV Reg. S*(b) 1,083 1,011,412
EXOR NV 3,731 285,846
1,297,258
Food Products 0 .0%
†
Magnum Ice Cream Co. NV
(The)*(a) 20,826 362,395
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV 31,246 849,013
Insurance 0 .2%
ASR Nederland NV 6,090 459,679
NN Group NV 10,333 905,390
1,365,069
Professional Services 0 .1%
Wolters Kluwer NV 8,857 572,438
Semiconductors & Semiconductor Equipment 3 .8%
ASM International NV 1,925 2,203,556
ASML Holding NV 15,805 31,345,139

NVIT International Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
NETHERLANDS
Semiconductors & Semiconductor Equipment
BE Semiconductor Industries
NV 2,933 963,090
34,511,785
Software 0 .2%
Nebius Group NV, Class
A*(a) 8,159 2,253,271
53,804,765
NEW ZEALAND 0 .2%
Electric Utilities 0 .0%
†
Contact Energy Ltd. 37,150 196,858
Financial Services 0 .1%
Infratil Ltd. 37,819 331,836
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 23,946 529,650
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 58,466 193,458
Software 0 .0%
†
Xero Ltd.* 6,355 319,436
Transportation Infrastructure 0 .0%
†
Auckland International
Airport Ltd. 67,465 320,211
1,891,449
NIGERIA 0 .0%
†
Wireless Telecommunication Services 0 .0%
†
Airtel Africa plc Reg. S(b) 35,277 153,369
NORWAY 0 .5%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 16,964 511,470
Banks 0 .1%
DNB Bank ASA 34,071 1,013,436
Diversified Telecommunication Services 0 .0%
†
Telenor ASA 24,325 349,588
Food Products 0 .1%
Mowi ASA 17,912 331,287
Orkla ASA 28,188 296,936
Salmar ASA 2,345 109,851
738,074
Insurance 0 .0%
†
Gjensidige Forsikring ASA 8,571 232,056
Metals & Mining 0 .0%
†
Norsk Hydro ASA 53,620 483,351
Oil, Gas & Consumable Fuels 0 .2%
Aker BP ASA 12,656 384,990
Equinor ASA 28,644 900,083
Var Energi ASA 34,427 142,198
1,427,271
4,755,246
POLAND 0 .0%
†
Air Freight & Logistics 0 .0%
†
InPost SA* 11,012 193,901
Common Stocks
Shares Value ($)
PORTUGAL 0 .2%
Banks 0 .1%
Banco Comercial Portugues
SA, Class R 318,840 377,430
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 11,521 220,681
Electric Utilities 0 .1%
EDP SA 120,792 632,378
Oil, Gas & Consumable Fuels 0 .0%
†
Galp Energia SGPS SA 16,653 354,548
1,585,037
SINGAPORE 1 .8%
Aerospace & Defense 0 .1%
Singapore Technologies
Engineering Ltd. 61,400 495,414
Banks 0 .9%
DBS Group Holdings Ltd. 83,100 4,198,778
Oversea-Chinese Banking
Corp. Ltd. 132,900 2,556,567
United Overseas Bank Ltd. 48,100 1,482,997
8,238,342
Broadline Retail 0 .2%
Sea Ltd., ADR* 15,290 1,465,241
Capital Markets 0 .1%
Singapore Exchange Ltd. 33,100 619,201
Diversified REITs 0 .1%
CapitaLand Integrated
Commercial Trust 246,286 452,683
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 307,050 1,052,161
Ground Transportation 0 .0%
†
Grab Holdings Ltd., Class A* 103,533 390,319
Industrial Conglomerates 0 .1%
Keppel Ltd. 55,600 473,652
Industrial REITs 0 .0%
†
CapitaLand Ascendas REIT 181,230 349,609
Multi-Utilities 0 .0%
†
Sembcorp Industries Ltd. 40,000 197,011
Passenger Airlines 0 .0%
†
Singapore Airlines Ltd. 60,514 360,768
Real Estate Management & Development 0 .0%
†
CapitaLand Investment Ltd. 105,497 203,677
Semiconductors & Semiconductor Equipment 0 .2%
STMicroelectronics NV(a) 25,497 1,903,872
16,201,950
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 43,061 2,109,016
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(a)
(b) 6,727 276,753

80 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SPAIN 3 .7%
Banks 1 .9%
Banco Bilbao Vizcaya
Argentaria SA 229,018 5,745,155
Banco de Sabadell SA 191,487 680,197
Banco Santander SA 583,657 8,074,387
Bankinter SA 26,155 438,830
CaixaBank SA 145,147 2,060,166
16,998,735
Construction & Engineering 0 .1%
ACS Actividades de
Construccion y Servicios
SA 7,112 1,050,209
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg.
S(b) 18,996 568,844
Telefonica SA(a) 152,059 611,160
1,180,004
Electric Utilities 0 .8%
Acciona SA(a) 1,056 334,677
Endesa SA(a) 12,236 557,617
Iberdrola SA 246,881 6,161,730
Redeia Corp. SA(a) 14,231 242,156
7,296,180
Gas Utilities 0 .1%
Naturgy Energy Group SA 16,646 522,334
Hotels, Restaurants & Leisure 0 .1%
Amadeus IT Group SA 17,878 1,026,749
Independent Power and Renewable Electricity Producers
0 .0%
†
EDP Renewables SA(a) 14,138 228,982
Insurance 0 .0%
†
Mapfre SA 34,050 168,528
IT Services 0 .0%
†
Indra Sistemas SA(a) 3,075 169,011
Oil, Gas & Consumable Fuels 0 .1%
Repsol SA 45,145 1,123,880
Specialty Retail 0 .3%
Industria de Diseno Textil SA 44,862 2,827,395
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 31,534 961,246
33,553,253
SWEDEN 3 .0%
Aerospace & Defense 0 .1%
Saab AB, Class B 12,968 672,734
Banks 0 .4%
Skandinaviska Enskilda
Banken AB, Class A 60,211 1,198,344
Svenska Handelsbanken AB,
Class A 56,171 826,534
Swedbank AB, Class A 33,363 1,246,024
3,270,902
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB* 7,039 335,534
Building Products 0 .2%
Assa Abloy AB, Class B 40,357 1,425,584
Common Stocks
Shares Value ($)
SWEDEN
Building Products
Nibe Industrier AB, Class B 62,342 231,747
1,657,331
Capital Markets 0 .1%
EQT AB(a) 17,734 501,736
Commercial Services & Supplies 0 .0%
†
Securitas AB, Class B 19,771 324,695
Communications Equipment 0 .1%
Telefonaktiebolaget LM
Ericsson, Class B 107,669 1,201,818
Construction & Engineering 0 .0%
†
Skanska AB, Class B 13,474 360,615
Diversified Telecommunication Services 0 .1%
Telia Co. AB 92,725 451,499
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B 85,216 704,918
Financial Services 0 .4%
Industrivarden AB, Class A 4,157 233,096
Industrivarden AB, Class C 6,299 345,808
Investor AB, Class B 70,607 2,933,040
L E Lundbergforetagen AB,
Class B 2,665 153,635
3,665,579
Hotels, Restaurants & Leisure 0 .0%
†
Evolution AB Reg. S*(b) 4,718 325,135
Household Products 0 .1%
Essity AB, Class B 23,157 655,203
Industrial Conglomerates 0 .1%
Investment AB Latour, Class
B(a) 5,051 100,380
Lifco AB, Class B 9,203 301,558
401,938
Machinery 1 .1%
Alfa Laval AB 11,852 705,647
Atlas Copco AB, Class A 102,805 2,086,819
Atlas Copco AB, Class B 59,739 1,058,748
Epiroc AB, Class A 25,314 694,471
Epiroc AB, Class B(a) 15,505 359,896
Indutrade AB 11,303 233,823
Sandvik AB 41,971 1,732,540
SKF AB, Class B(a) 13,398 344,030
Trelleborg AB, Class B 8,029 334,405
Volvo AB, Class B 64,075 2,178,365
9,728,744
Metals & Mining 0 .1%
Boliden AB 11,456 646,833
Paper & Forest Products 0 .0%
†
Svenska Cellulosa AB SCA,
Class B(a) 24,320 248,702
Real Estate Management & Development 0 .0%
†
Fastighets AB Balder, Class
B*(a) 25,180 134,346
Sagax AB, Class B(a) 7,707 122,623
256,969
Specialty Retail 0 .0%
†
H & M Hennes & Mauritz AB,
Class B(a) 17,035 293,077

NVIT International Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
SWEDEN
Trading Companies & Distributors 0 .1%
AddTech AB, Class B 10,272 362,071
Beijer Ref AB, Class B 18,763 274,926
636,997
Wireless Telecommunication Services 0 .0%
†
Tele2 AB, Class B 21,721 377,832
26,718,791
SWITZERLAND 6 .1%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered)(a) 1,360 199,271
Building Products 0 .1%
Belimo Holding AG
(Registered) 386 435,219
Geberit AG (Registered) 1,303 869,498
1,304,717
Capital Markets 0 .9%
Julius Baer Group Ltd. 8,417 727,544
Partners Group Holding
AG(a) 892 730,370
UBS Group AG (Registered) 129,222 6,401,484
7,859,398
Chemicals 0 .4%
DSM-Firmenich AG(a) 6,908 655,333
EMS-Chemie Holding AG
(Registered)(a) 296 254,002
Givaudan SA (Registered) 379 1,606,043
Sika AG (Registered) 6,084 1,253,568
3,768,946
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered) 1,063 820,366
Electric Utilities 0 .0%
†
BKW AG 741 124,758
Electrical Equipment 0 .8%
ABB Ltd. (Registered) 63,819 6,924,432
Food Products 1 .3%
Barry Callebaut AG
(Registered)(a) 149 206,555
Chocoladefabriken Lindt &
Spruengli AG 40 465,397
Chocoladefabriken Lindt &
Spruengli AG (Registered) 5 594,135
Nestle SA (Registered) 104,912 10,773,841
12,039,928
Health Care Equipment & Supplies 0 .1%
Sonova Holding AG
(Registered) 1,947 462,417
Straumann Holding AG
(Registered) 4,288 563,947
1,026,364
Insurance 0 .7%
Helvetia Baloise Holding AG 3,232 834,571
Swiss Life Holding AG
(Registered) 1,134 1,247,568
Zurich Insurance Group AG 6,094 4,500,720
6,582,859
Life Sciences Tools & Services 0 .2%
Lonza Group AG
(Registered) 2,846 1,920,671
Common Stocks
Shares Value ($)
SWITZERLAND
Machinery 0 .2%
Schindler Holding AG 1,564 518,438
Schindler Holding AG
(Registered) 945 300,525
VAT Group AG Reg. S(b) 1,093 956,215
1,775,178
Marine Transportation 0 .0%
†
Kuehne + Nagel International
AG (Registered) 1,904 461,972
Pharmaceuticals 0 .4%
Galderma Group AG 7,513 1,708,477
Sandoz Group AG 17,083 1,543,746
3,252,223
Professional Services 0 .1%
SGS SA (Registered) 6,748 782,041
Real Estate Management & Development 0 .1%
Swiss Prime Site AG
(Registered) 3,082 502,985
Specialty Retail 0 .0%
†
Avolta AG 3,720 249,259
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 5,983 561,118
Textiles, Apparel & Luxury Goods 0 .6%
Cie Financiere Richemont
SA (Registered) 21,890 5,079,472
Swatch Group AG (The)(a) 1,189 290,867
5,370,339
55,526,825
UNITED ARAB EMIRATES 0 .0%
†
Health Care Providers & Services 0 .0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 10 .7%
Aerospace & Defense 1 .1%
BAE Systems plc 120,135 2,938,997
Melrose Industries plc 49,467 311,932
Rolls-Royce Holdings plc 341,061 6,548,427
9,799,356
Banks 2 .8%
Barclays plc 554,200 3,721,738
HSBC Holdings plc 699,687 13,290,872
Lloyds Banking Group plc 2,358,246 3,479,748
NatWest Group plc 325,022 2,864,737
Standard Chartered plc 73,554 1,993,664
25,350,759
Beverages 0 .3%
Coca-Cola Europacific
Partners plc 8,080 808,566
Diageo plc 90,637 1,821,785
2,630,351
Broadline Retail 0 .1%
Next plc 4,702 907,413
Capital Markets 0 .4%
3i Group plc 39,762 1,312,301
London Stock Exchange
Group plc 18,495 2,002,743
Schroders plc 36,517 284,587
3,599,631

82 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 97,031 549,339
Verisure plc*(a) 9,999 111,595
660,934
Consumer Staples Distribution & Retail 0 .3%
J Sainsbury plc 69,501 294,953
Marks & Spencer Group plc 87,890 433,926
Tesco plc 256,837 1,568,255
2,297,134
Diversified Consumer Services 0 .0%
†
Pearson plc 20,816 330,511
Diversified REITs 0 .0%
†
Land Securities Group plc 30,229 261,200
Diversified Telecommunication Services 0 .1%
BT Group plc 229,726 579,327
Electric Utilities 0 .2%
SSE plc 50,208 1,622,684
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 14,583 761,868
Financial Services 0 .1%
M&G plc 90,785 405,080
Wise Group plc, Class A* 30,010 360,114
765,194
Food Products 0 .0%
†
Associated British Foods plc 10,975 289,278
Health Care Equipment & Supplies 0 .0%
†
Smith & Nephew plc 31,770 456,683
Hotels, Restaurants & Leisure 0 .2%
Compass Group plc 68,870 2,225,148
Household Products 0 .2%
Reckitt Benckiser Group plc 26,158 1,705,319
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 110,016 935,086
Smiths Group plc 12,782 434,317
1,369,403
Industrial REITs 0 .1%
Segro plc 49,391 573,918
Insurance 0 .3%
Admiral Group plc 10,052 474,834
Aviva plc 118,274 1,020,494
Legal & General Group plc 218,850 831,098
Standard Life plc 29,038 321,016
2,647,442
Machinery 0 .0%
†
Spirax Group plc 3,006 272,748
Media 0 .1%
Informa plc 49,717 596,643
Multi-Utilities 0 .4%
Centrica plc 185,266 419,876
National Grid plc 202,541 3,353,433
3,773,309
Passenger Airlines 0 .0%
†
International Consolidated
Airlines Group SA 51,647 327,681
Personal Care Products 0 .6%
Unilever plc 88,968 5,340,122
Common Stocks
Shares Value ($)
UNITED KINGDOM
Pharmaceuticals 1 .8%
AstraZeneca plc 61,575 11,519,356
GSK plc 165,055 4,330,870
15,850,226
Professional Services 0 .3%
Intertek Group plc 6,132 472,481
RELX plc 72,587 2,286,344
2,758,825
Software 0 .0%
†
Sage Group plc (The) 37,007 400,777
Specialty Retail 0 .0%
†
Kingfisher plc 70,780 266,214
Tobacco 0 .7%
British American Tobacco plc 81,618 5,034,045
Imperial Brands plc 30,599 1,131,367
6,165,412
Trading Companies & Distributors 0 .0%
†
Bunzl plc 12,884 449,531
Water Utilities 0 .1%
Severn Trent plc 10,584 413,655
United Utilities Group plc 31,042 538,602
952,257
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 767,279 1,013,810
97,001,108
UNITED STATES 7 .2%
Automobiles 0 .1%
Stellantis NV* 82,979 472,224
Construction & Engineering 0 .2%
Ferrovial NV 19,703 1,351,637
Construction Materials 0 .2%
Buzzi SpA 2,839 145,354
Holcim AG 21,066 1,907,233
2,052,587
Electrical Equipment 0 .8%
Schneider Electric SE 22,360 7,335,950
Energy Equipment & Services 0 .0%
†
Tenaris SA 13,145 363,766
Entertainment 0 .3%
Spotify Technology SA* 5,948 2,730,905
Health Care Equipment & Supplies 0 .2%
Alcon AG 20,242 1,368,733
Hotels, Restaurants & Leisure 0 .1%
InterContinental Hotels
Group plc 5,855 1,009,899
Insurance 0 .3%
Aegon Ltd. 51,471 437,634
Swiss Re AG 12,043 1,916,066
2,353,700
Life Sciences Tools & Services 0 .0%
†
QIAGEN NV(a) 8,049 311,891
Marine Transportation 0 .1%
AP Moller - Maersk A/S,
Class A 102 235,377

NVIT International Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
UNITED STATES
Marine Transportation
AP Moller - Maersk A/S,
Class B 132 313,211
548,588
Oil, Gas & Consumable Fuels 1 .4%
BP plc 640,383 3,941,188
Shell plc 229,012 8,870,619
12,811,807
Pharmaceuticals 3 .3%
Haleon plc 359,583 1,659,228
Novartis AG (Registered) 74,569 11,676,558
Roche Holding AG 28,607 11,775,286
Roche Holding AG 1,229 516,118
Sanofi SA 44,422 3,795,972
29,423,162
Professional Services 0 .1%
Experian plc 36,406 1,224,249
Software 0 .0%
†
Octave Intelligence plc,
SDR* 8,005 129,119
Trading Companies & Distributors 0 .1%
Sunbelt Rentals Holdings,
Inc. 16,717 1,220,055
64,708,272
Total Common Stocks
(cost $389,702,202) 880,345,458
Rights 0 .0%
†
Number of
Rights
SPAIN 0 .0%
†
Construction & Engineering 0 .0%
†
ACS Actividades de
Construccion y Servicios
SA, expiring 7/13/2026* 7,112 14,928
Total Rights
(cost $15,195) 14,928
Short-Term Investments 0 .2%
Shares
Money Market Funds 0 .2%
BlackRock Liquidity
FedFund, Institutional
Shares, 3.54% (c)(d) 500,000 500,000
Invesco Government
& Agency Portfolio,
Institutional Shares, 3.57%
(c)(d) 500,000 500,000
Morgan Stanley Institutional
Liquidity Fund -
Government Portfolio,
Institutional Shares, 3.56%
(c)(d) 500,000 500,000
Short-Term Investments
Shares Value ($)
Money Market Funds
RBC BlueBay U.S.
Government Money
Market Fund, Institutional
Shares, 3.55% (c)(d) 500,000 500,000
Total Short-Term Investments
(cost $2,000,000) 2,000,000
Repurchase Agreements 1 .6%
Principal
Amount ($)
Bank of America
NA, 3.65%, dated
6/30/2026, due
7/1/2026, repurchase
price $2,500,253,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
6/1/2043 - 2/1/2047;
total market value
$2,550,000.(d)(e) 2,500,000 2,500,000
Cantor Fitzgerald &
Co., 3.63%, dated
6/30/2026, due
7/1/2026, repurchase
price $7,000,706,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25%
- 8.50%, maturing
2/20/2027 - 5/20/2076;
total market value
$7,140,000.(d)(e) 7,000,000 7,000,000
CF Secured, LLC, 3.63%,
dated 6/30/2026, due
7/1/2026, repurchase
price $3,236,427,
collateralized by
U.S. Government
Agency and Treasury
Securities, ranging
from 0.00% - 7.50%,
maturing 10/13/2026 -
11/20/2075; total market
value $3,301,156.(d)(e) 3,236,101 3,236,101

84 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT International Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 3.64%,
dated 6/30/2026, due
7/1/2026, repurchase
price $2,000,202,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$2,041,023.(d)(e) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $14,736,101) 14,736,101
Total Investments
(cost $406,453,498) — 99.3% 897,096,487
Other assets in excess of liabilities — 0.7% 6,555,291
NET ASSETS — 100.0%
$ 903,651,778
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $42,469,385, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $2,000,000 and $14,736,101,
respectively, and by $29,749,381 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.13%, and maturity dates ranging from
7/9/2026 - 5/15/2056, a total value of $46,485,482.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$9,021,766 which represents 1.00% of net assets.
(c) Represents 7-day effective yield as of June 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $16,736,101.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
SDR Swedish Depository Receipt

NVIT International Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 85
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 34 9/2026 EUR 2,469,204 21,977
FTSE 100 Index 11 9/2026 GBP 1,538,105 4,950
Nikkei 225 Index 4 9/2026 JPY 864,541 (8,204)
SPI 200 Index 5 9/2026 AUD 759,508 (7,267)
Net contracts 11,456
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

86 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks 101 .0%
Shares Value ($)
Aerospace & Defense 4 .7%
AeroVironment, Inc.*(a) 11,142 1,839,210
ATI, Inc.* 47,197 9,302,529
BWX Technologies, Inc.(a) 31,829 6,195,515
Carpenter Technology Corp. 17,257 10,644,808
Curtiss-Wright Corp. 12,799 9,698,570
Hexcel Corp.(a) 26,002 2,601,760
Kratos Defense & Security
Solutions, Inc.* 64,980 3,239,903
Moog, Inc., Class A 9,795 4,151,513
StandardAero, Inc.*(a) 67,091 2,006,692
Woodward, Inc. 20,669 8,793,419
58,473,919
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 39,902 2,023,031
Automobile Components 1 .1%
Autoliv, Inc.(a) 23,728 2,756,482
BorgWarner, Inc. 71,307 4,734,785
Gentex Corp.(a) 74,810 1,890,449
Goodyear Tire & Rubber Co.
(The)*(a) 96,371 636,048
Lear Corp. 17,292 2,318,165
Visteon Corp.(a) 9,029 895,767
13,231,696
Automobiles 0 .2%
Harley-Davidson, Inc.(a) 37,167 909,105
Thor Industries, Inc.(a) 17,841 1,340,929
2,250,034
Banks 6 .0%
Associated Banc-Corp. 58,042 1,785,952
Bank OZK 34,588 1,801,689
Columbia Banking System,
Inc. 103,899 3,329,963
Commerce Bancshares, Inc. 47,161 2,723,548
Cullen/Frost Bankers, Inc.(a) 21,820 3,371,626
East West Bancorp, Inc. 47,258 6,100,535
First Financial Bankshares,
Inc. 43,804 1,515,618
First Horizon Corp. 168,169 4,311,853
Flagstar Bank NA 105,075 1,569,821
FNB Corp.(a) 123,127 2,349,263
Glacier Bancorp, Inc.(a) 44,855 2,313,621
Hancock Whitney Corp. 28,162 2,104,265
Home BancShares, Inc. 62,048 1,771,470
International Bancshares Corp. 18,379 1,395,885
Old National Bancorp 120,609 3,123,773
Pinnacle Financial Partners,
Inc. 51,915 5,237,185
Prosperity Bancshares, Inc. 34,166 2,495,143
SOUTHSTATE BANK Corp. 33,592 3,355,841
Texas Capital Bancshares, Inc. 15,204 1,569,965
UMB Financial Corp. 24,795 3,539,734
United Bankshares, Inc.(a) 47,927 2,196,495
Valley National Bancorp 164,875 2,415,419
Webster Financial Corp. 54,891 4,194,770
Western Alliance Bancorp 35,084 2,883,905
Wintrust Financial Corp. 23,451 3,769,045
Zions Bancorp NA 51,075 3,533,879
74,760,263
Common Stocks
Shares Value ($)
Beverages 0 .5%
Boston Beer Co., Inc. (The),
Class A* 2,506 443,637
Celsius Holdings, Inc.*(a) 55,054 1,611,981
Coca-Cola Consolidated, Inc. 19,580 3,738,214
5,793,832
Biotechnology 3 .1%
Arrowhead Pharmaceuticals,
Inc.*(a) 49,090 4,001,326
BioMarin Pharmaceutical, Inc.* 66,742 3,818,977
Cytokinetics, Inc.* 46,989 4,002,993
Exelixis, Inc.* 87,430 4,757,066
Halozyme Therapeutics, Inc.* 40,340 3,157,412
Neurocrine Biosciences, Inc.* 34,714 5,850,524
Roivant Sciences Ltd.* 157,087 5,559,309
United Therapeutics Corp.* 14,758 7,996,327
39,143,934
Broadline Retail 0 .3%
Macy's, Inc. 93,461 2,201,006
Ollie's Bargain Outlet
Holdings, Inc.*(a) 20,894 1,606,331
3,807,337
Building Products 2 .0%
AAON, Inc. 23,670 3,002,776
Advanced Drainage Systems,
Inc. 24,813 3,894,648
Carlisle Cos., Inc.(a) 14,108 5,117,677
Fortune Brands Innovations,
Inc. 41,384 2,271,982
Owens Corning(a) 28,099 4,466,617
Simpson Manufacturing Co.,
Inc.(a) 14,227 2,978,422
Trex Co., Inc.* 36,218 1,812,349
UFP Industries, Inc. 19,655 1,783,495
25,327,966
Capital Markets 2 .3%
Affiliated Managers Group, Inc. 9,405 3,182,652
Carlyle Group, Inc. (The)(a) 89,434 3,766,066
Evercore, Inc., Class A(a) 13,428 4,584,856
Federated Hermes, Inc., Class
B(a) 24,797 1,369,290
Hamilton Lane, Inc., Class A 14,225 1,121,357
Houlihan Lokey, Inc., Class A 18,975 2,545,117
Janus Henderson Group plc 41,801 2,171,562
Jefferies Financial Group, Inc. 56,518 2,824,770
Morningstar, Inc.(a) 8,004 1,248,784
SEI Investments Co. 31,844 2,793,037
Stifel Financial Corp. 52,600 3,669,902
29,277,393
Chemicals 1 .7%
Ashland, Inc.(a) 16,082 1,059,643
Avient Corp. 31,316 1,157,439
Axalta Coating Systems Ltd.* 73,977 2,531,493
Cabot Corp.(a) 18,082 1,642,207
NewMarket Corp.(a) 2,712 2,145,843
Olin Corp. 38,514 763,348
RPM International, Inc. 43,912 4,880,819
Scotts Miracle-Gro Co. (The)
(a) 15,226 1,037,043

NVIT Mid Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 87
Common Stocks
Shares Value ($)
Chemicals
Solstice Advanced Materials,
Inc. 55,267 4,896,656
Westlake Corp.(a) 11,511 840,303
20,954,794
Commercial Services & Supplies 1 .5%
Brink's Co. (The)(a) 14,111 1,333,348
Clean Harbors, Inc.* 17,312 5,171,960
MSA Safety, Inc. 12,782 2,231,482
RB Global, Inc. 64,115 7,466,192
Tetra Tech, Inc. 90,269 2,607,871
18,810,853
Communications Equipment 0 .3%
Viavi Solutions, Inc.* 79,591 3,800,470
Construction & Engineering 3 .2%
AECOM 43,907 3,064,709
API Group Corp.* 134,418 5,692,602
Dycom Industries, Inc.* 10,332 5,223,756
Fluor Corp.*(a) 49,292 2,582,408
IES Holdings, Inc.* 3,048 2,239,244
MasTec, Inc.* 21,454 8,926,151
Sterling Infrastructure, Inc.* 10,656 8,944,220
Valmont Industries, Inc. 6,856 3,960,025
40,633,115
Construction Materials 0 .3%
Eagle Materials, Inc. 10,930 2,459,250
Knife River Corp.* 19,719 1,649,494
4,108,744
Consumer Finance 0 .7%
Ally Financial, Inc. 95,961 4,409,408
FirstCash Holdings, Inc. 13,394 2,897,390
SLM Corp.(a) 67,905 1,761,456
9,068,254
Consumer Staples Distribution & Retail 2 .0%
Albertsons Cos., Inc., Class A 129,844 1,756,789
BJ's Wholesale Club Holdings,
Inc.*(a) 44,246 3,859,136
Maplebear, Inc.*(a) 57,727 2,733,374
Performance Food Group Co.* 54,272 6,067,067
Sprouts Farmers Market,
Inc.*(a) 32,669 2,763,144
US Foods Holding Corp.* 76,123 7,783,577
24,963,087
Containers & Packaging 1 .0%
AptarGroup, Inc. 22,302 2,792,210
Crown Holdings, Inc. 38,345 4,287,738
Graphic Packaging Holding
Co. 100,440 1,061,651
Greif, Inc., Class A 9,118 679,200
Silgan Holdings, Inc.(a) 30,297 1,405,478
Sonoco Products Co.(a) 33,423 1,883,386
12,109,663
Diversified Consumer Services 0 .8%
Duolingo, Inc., Class A*(a) 13,694 1,575,084
Graham Holdings Co., Class B 1,155 1,318,340
Grand Canyon Education,
Inc.* 9,388 1,343,517
H&R Block, Inc.(a) 43,242 1,646,655
Common Stocks
Shares Value ($)
Diversified Consumer Services
Service Corp. International(a) 47,704 3,623,596
9,507,192
Diversified REITs 0 .4%
WP Carey, Inc. 75,420 5,392,530
Electric Utilities 0 .8%
IDACORP, Inc.(a) 18,818 2,847,163
OGE Energy Corp. 71,462 3,477,341
Portland General Electric
Co.(a) 39,900 2,068,017
TXNM Energy, Inc. 34,768 1,974,127
10,366,648
Electrical Equipment 2 .7%
Acuity, Inc. 10,404 3,918,771
EnerSys 12,846 3,003,652
Nextpower, Inc., Class A*(a) 51,516 6,137,616
nVent Electric plc 56,168 9,526,654
Regal Rexnord Corp. 22,889 5,451,931
Sensata Technologies Holding
plc 50,777 2,424,094
Vicor Corp.* 8,084 3,070,142
33,532,860
Electronic Equipment, Instruments & Components 4 .1%
Advanced Energy Industries,
Inc. 13,171 4,911,071
Arrow Electronics, Inc.* 17,616 3,759,431
Avnet, Inc. 28,202 2,504,902
Belden, Inc. 13,589 1,629,457
Cognex Corp. 57,959 4,197,391
Crane NXT Co.(a) 16,566 847,517
Fabrinet* 12,483 7,016,445
IPG Photonics Corp.* 8,786 1,030,773
Littelfuse, Inc. 8,734 3,976,852
Novanta, Inc.*(a) 12,355 2,004,475
Sanmina Corp.* 18,279 4,626,049
TD SYNNEX Corp. 26,110 6,980,247
TTM Technologies, Inc.* 35,960 6,725,239
Vontier Corp. 48,961 1,419,869
51,629,718
Energy Equipment & Services 1 .2%
NOV, Inc. 124,113 2,302,296
TechnipFMC plc 139,134 9,224,584
Valaris Ltd.* 22,511 1,634,299
Weatherford International
plc(a) 24,812 2,022,178
15,183,357
Entertainment 0 .6%
Roku, Inc., Class A* 43,872 6,060,478
Warner Music Group Corp.,
Class A 51,506 1,394,268
7,454,746
Financial Services 1 .7%
Corebridge Financial, Inc.(a) 84,998 2,433,493
Equitable Holdings, Inc. 98,229 4,310,288
Essent Group Ltd. 31,927 2,052,268
Euronet Worldwide, Inc.*(a) 12,584 921,023
MGIC Investment Corp. 74,047 2,088,125
Shift4 Payments, Inc., Class
A*(a) 21,352 1,038,561
Toast, Inc., Class A* 162,684 4,525,869

88 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Financial Services
Voya Financial, Inc. 31,539 2,855,226
WEX, Inc.*(a) 12,035 1,698,018
21,922,871
Food Products 0 .6%
Darling Ingredients, Inc.* 54,802 2,993,285
Ingredion, Inc. 21,817 2,066,288
Marzetti Co. (The) 6,906 788,389
Pilgrim's Pride Corp.(a) 14,165 398,178
Post Holdings, Inc.*(a) 14,073 1,242,083
7,488,223
Gas Utilities 1 .0%
National Fuel Gas Co.(a) 32,845 2,535,962
New Jersey Resources Corp. 34,890 1,955,236
ONE Gas, Inc. 20,838 1,605,985
Southwest Gas Holdings, Inc. 22,037 1,954,241
Spire, Inc.(a) 20,665 1,613,730
UGI Corp. 74,624 2,577,513
12,242,667
Ground Transportation 1 .9%
Avis Budget Group, Inc.* 5,743 848,988
Knight-Swift Transportation
Holdings, Inc., Class A 55,858 4,349,663
Landstar System, Inc. 11,737 2,427,329
Ryder System, Inc. 13,556 3,575,666
Saia, Inc.* 9,225 3,885,201
XPO, Inc.* 40,722 8,359,819
23,446,666
Health Care Equipment & Supplies 1 .2%
Dentsply Sirona, Inc. 70,851 751,729
Envista Holdings Corp.* 56,473 1,488,064
Globus Medical, Inc., Class A* 38,635 3,052,551
Haemonetics Corp.* 15,840 1,188,000
Lantheus Holdings, Inc.* 22,848 2,534,757
LivaNova plc*(a) 19,064 1,567,633
Penumbra, Inc.* 13,574 4,285,990
14,868,724
Health Care Providers & Services 1 .7%
Chemed Corp. 4,665 2,172,677
Encompass Health Corp. 34,299 3,466,943
Ensign Group, Inc. (The) 20,146 3,229,404
HealthEquity, Inc.* 29,472 2,661,911
Hims & Hers Health, Inc.*(a) 73,181 2,537,185
Option Care Health, Inc.* 54,929 1,151,861
Tenet Healthcare Corp.* 29,980 5,608,659
20,828,640
Health Care REITs 1 .2%
American Healthcare REIT,
Inc.(a) 65,124 3,396,217
CareTrust REIT, Inc.(a) 80,030 3,229,210
Healthcare Realty Trust, Inc.,
Class A(a) 121,743 2,455,556
Omega Healthcare Investors,
Inc. 101,932 4,860,118
Sabra Health Care REIT, Inc.
(a) 86,377 1,685,215
15,626,316
Health Care Technology 0 .1%
Doximity, Inc., Class A* 46,753 969,657
Common Stocks
Shares Value ($)
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc.(a) 69,756 994,023
Hotels, Restaurants & Leisure 2 .6%
Aramark 90,874 5,170,731
Boyd Gaming Corp.(a) 18,913 1,670,585
Cava Group, Inc.*(a) 34,865 2,736,205
Choice Hotels International,
Inc.(a) 6,851 755,460
Churchill Downs, Inc. 22,637 2,029,181
Dutch Bros, Inc., Class A*(a) 44,430 3,190,519
Hilton Grand Vacations, Inc.* 21,351 1,118,152
Hyatt Hotels Corp., Class A(a) 14,342 2,780,053
Planet Fitness, Inc., Class A* 27,584 1,439,057
Texas Roadhouse, Inc., Class
A 22,596 4,366,225
Travel + Leisure Co. 21,591 1,650,200
Vail Resorts, Inc.(a) 12,148 1,653,950
Wingstop, Inc.(a) 9,402 1,630,401
Wyndham Hotels & Resorts,
Inc. 25,715 2,165,460
32,356,179
Household Durables 1 .8%
KB Home 21,883 1,369,657
SharkNinja, Inc.*(a) 24,548 3,737,924
Somnigroup International, Inc. 72,635 5,694,584
Taylor Morrison Home Corp.,
Class A* 32,068 2,300,558
Toll Brothers, Inc. 32,690 5,385,678
TopBuild Corp.* 9,694 3,436,814
Whirlpool Corp.(a) 21,365 842,208
22,767,423
Independent Power and Renewable Electricity Producers
0 .7%
Ormat Technologies, Inc.(a) 21,344 2,324,362
Talen Energy Corp.* 15,804 6,072,845
8,397,207
Industrial REITs 0 .9%
EastGroup Properties, Inc. 18,307 3,707,716
First Industrial Realty Trust,
Inc. 45,580 2,794,510
Rexford Industrial Realty, Inc. 79,560 2,665,260
STAG Industrial, Inc. 67,263 2,560,030
11,727,516
Insurance 3 .5%
American Financial Group, Inc. 24,006 3,359,400
Brighthouse Financial, Inc.* 19,832 1,255,366
CNO Financial Group, Inc. 32,870 1,675,713
Fidelity National Financial, Inc. 88,386 4,168,284
First American Financial Corp. 35,763 2,452,984
Hanover Insurance Group, Inc.
(The) 12,075 2,585,499
Kinsale Capital Group, Inc.(a) 7,616 2,511,833
Old Republic International
Corp. 77,859 3,185,990
Primerica, Inc. 11,012 3,129,610
Reinsurance Group of
America, Inc. 22,575 4,800,574
RenaissanceRe Holdings Ltd.
(a) 14,709 4,661,282
RLI Corp. 30,942 1,827,744

NVIT Mid Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 89
Common Stocks
Shares Value ($)
Insurance
Ryan Specialty Holdings, Inc.,
Class A(a) 38,781 1,464,370
Selective Insurance Group,
Inc. 20,641 2,002,383
Unum Group 50,975 4,557,165
43,638,197
Interactive Media & Services 0 .3%
Pinterest, Inc., Class A* 168,603 3,545,721
IT Services 1 .9%
DigitalOcean Holdings, Inc.*(a) 28,162 4,422,279
Kyndryl Holdings, Inc.* 78,580 888,740
Okta, Inc., Class A* 58,098 7,927,472
Twilio, Inc., Class A* 52,718 10,877,305
24,115,796
Leisure Products 0 .5%
Brunswick Corp. 22,541 1,898,854
Mattel, Inc.* 102,799 1,426,850
Polaris, Inc. 18,807 1,287,151
YETI Holdings, Inc.*(a) 26,036 1,290,344
5,903,199
Life Sciences Tools & Services 1 .9%
Avantor, Inc.* 237,872 2,354,933
Bio-Rad Laboratories, Inc.,
Class A*(a) 6,289 1,846,513
Bruker Corp.(a) 38,766 2,332,938
Illumina, Inc.*(a) 52,491 9,229,493
Medpace Holdings, Inc.* 7,863 4,164,166
Repligen Corp.* 18,389 2,508,995
Sotera Health Co.* 90,241 1,601,778
24,038,816
Machinery 5 .8%
AGCO Corp.(a) 20,873 2,498,498
Chart Industries, Inc.* 15,471 3,232,511
CNH Industrial NV(a) 309,188 3,472,181
Crane Co.(a) 16,952 3,781,483
Donaldson Co., Inc. 40,037 3,594,121
Esab Corp.(a) 20,051 1,977,630
Flowserve Corp. 44,067 3,268,009
Graco, Inc.(a) 56,396 4,264,102
ITT, Inc. 30,573 6,046,116
Lincoln Electric Holdings, Inc. 19,104 5,072,303
Middleby Corp. (The)* 14,764 2,539,556
Mueller Industries, Inc. 38,653 4,751,613
Oshkosh Corp. 21,398 3,284,165
RBC Bearings, Inc.* 10,935 7,042,796
SPX Technologies, Inc.* 17,357 4,255,416
Terex Corp. 39,405 2,852,528
Timken Co. (The) 21,909 3,183,816
Toro Co. (The) 33,325 3,246,521
Watts Water Technologies,
Inc., Class A 9,475 3,708,989
72,072,354
Marine Transportation 0 .2%
Kirby Corp.* 18,607 2,529,994
Media 0 .6%
New York Times Co. (The),
Class A 55,865 3,909,432
Nexstar Media Group, Inc.,
Class A 9,888 1,765,898
Common Stocks
Shares Value ($)
Media
Sirius XM Holdings, Inc.(a) 65,409 1,932,182
7,607,512
Metals & Mining 2 .7%
Alcoa Corp. 91,684 4,780,404
Cleveland-Cliffs, Inc.* 198,192 1,861,023
Coeur Mining, Inc.(a) 354,299 5,782,160
Commercial Metals Co. 38,063 2,388,453
Hecla Mining Co. 232,747 3,591,286
MP Materials Corp.*(a) 46,629 2,611,690
Reliance, Inc. 17,781 6,642,982
Royal Gold, Inc. 28,430 5,674,912
33,332,910
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Annaly Capital Management,
Inc.(a) 253,418 5,666,427
Starwood Property Trust, Inc.
(a) 119,061 1,950,219
7,616,646
Multi-Utilities 0 .3%
Black Hills Corp.(a) 26,496 1,971,302
Northwestern Energy Group,
Inc. 21,511 1,540,618
3,511,920
Office REITs 0 .5%
COPT Defense Properties 38,217 1,390,716
Cousins Properties, Inc. 59,861 1,794,633
Kilroy Realty Corp. 37,453 1,403,364
Vornado Realty Trust(a) 54,276 2,133,047
6,721,760
Oil, Gas & Consumable Fuels 3 .2%
Antero Midstream Corp. 114,620 2,607,605
Antero Resources Corp.* 101,513 3,567,167
Chord Energy Corp. 19,792 2,262,226
CNX Resources Corp.* 49,514 1,680,010
DT Midstream, Inc. 35,168 5,160,552
HF Sinclair Corp. 54,296 3,781,716
Matador Resources Co. 40,175 1,999,912
Murphy Oil Corp.(a) 46,552 1,515,733
Ovintiv, Inc. 95,523 5,029,286
PBF Energy, Inc., Class A 29,362 1,336,558
Permian Resources Corp.,
Class A 266,793 4,911,659
Range Resources Corp.(a) 81,632 3,035,894
Viper Energy, Inc., Class A 66,431 2,816,675
39,704,993
Paper & Forest Products 0 .1%
Louisiana-Pacific Corp. 21,578 1,697,325
Passenger Airlines 0 .5%
Alaska Air Group, Inc.*(a) 38,447 2,006,934
American Airlines Group, Inc.* 230,831 4,171,116
6,178,050
Personal Care Products 0 .1%
elf Beauty, Inc.*(a) 20,810 1,539,940
Pharmaceuticals 0 .8%
Elanco Animal Health, Inc.*(a) 172,787 4,252,288
Jazz Pharmaceuticals plc* 21,592 5,203,024
9,455,312

90 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Professional Services 2 .0%
Booz Allen Hamilton Holding
Corp., Class A 41,518 2,518,897
CACI International, Inc., Class
A*(a) 7,624 3,531,894
ExlService Holdings, Inc.* 53,397 1,380,847
Exponent, Inc. 17,211 1,011,318
FTI Consulting, Inc.* 10,282 1,532,121
Genpact Ltd. 53,320 1,466,300
KBR, Inc. 44,221 1,526,951
Maximus, Inc. 18,326 985,206
Parsons Corp.*(a) 17,927 939,196
Paylocity Holding Corp.* 14,800 1,547,044
Science Applications
International Corp.(a) 14,969 1,652,727
TransUnion 66,337 4,785,551
UL Solutions, Inc., Class A(a) 27,022 2,752,461
25,630,513
Real Estate Management & Development 0 .4%
Jones Lang LaSalle, Inc.* 16,161 5,009,102
Residential REITs 0 .8%
American Homes 4 Rent,
Class A 114,216 3,828,520
Equity LifeStyle Properties,
Inc. 66,820 4,306,549
Independence Realty Trust,
Inc. 81,449 1,359,384
9,494,453
Retail REITs 0 .9%
Agree Realty Corp.(a) 41,158 3,117,307
Brixmor Property Group, Inc. 106,052 3,343,820
Kite Realty Group Trust(a) 72,996 2,071,626
NNN REIT, Inc.(a) 66,182 3,079,448
11,612,201
Semiconductors & Semiconductor Equipment 5 .8%
Allegro MicroSystems, Inc.*(a) 43,673 3,040,514
Amkor Technology, Inc. 39,522 3,407,982
Cirrus Logic, Inc.* 17,669 2,624,377
Entegris, Inc.(a) 52,773 9,491,752
Lattice Semiconductor Corp.* 47,628 7,285,179
MACOM Technology Solutions
Holdings, Inc.* 22,705 8,636,301
MKS, Inc. 23,364 10,392,307
Onto Innovation, Inc.* 17,336 6,560,809
Rambus, Inc.* 37,421 4,967,264
Semtech Corp.* 31,848 5,154,599
Silicon Laboratories, Inc.* 11,586 2,532,236
SiTime Corp.* 7,708 5,746,776
Synaptics, Inc.*(a) 13,499 1,676,981
Universal Display Corp.(a) 14,994 1,298,330
72,815,407
Software 2 .7%
Appfolio, Inc., Class A*(a) 8,557 1,372,115
Bentley Systems, Inc., Class
B(a) 51,585 1,541,876
BILL Holdings, Inc.* 30,584 1,105,917
Commvault Systems, Inc.*(a) 14,489 2,053,526
Docusign, Inc., Class A* 67,447 2,995,996
Dolby Laboratories, Inc., Class
A(a) 20,606 1,083,463
Common Stocks
Shares Value ($)
Software
Dropbox, Inc., Class A* 53,092 1,458,437
Dynatrace, Inc.* 102,656 4,507,625
Guidewire Software, Inc.* 29,232 3,596,998
InterDigital, Inc.(a) 8,988 2,544,772
Manhattan Associates, Inc.* 20,856 2,904,198
Nutanix, Inc., Class A* 91,934 4,684,957
Pegasystems, Inc.(a) 31,287 937,671
Qualys, Inc.*(a) 11,989 1,648,368
UiPath, Inc., Class A*(a) 150,237 1,633,076
34,068,995
Specialized REITs 1 .4%
CubeSmart 80,077 3,184,662
EPR Properties 26,575 1,541,616
Gaming and Leisure
Properties, Inc. 98,142 4,370,263
Lamar Advertising Co., Class
A(a) 30,259 4,719,799
National Storage Affiliates
Trust(a) 23,983 1,066,524
Rayonier, Inc.(a) 96,092 2,044,838
16,927,702
Specialty Retail 3 .0%
Abercrombie & Fitch Co.,
Class A*(a) 15,855 1,427,109
AutoNation, Inc.* 8,834 1,641,269
Bath & Body Works, Inc. 70,622 1,633,487
Burlington Stores, Inc.*(a) 21,628 6,851,750
Chewy, Inc., Class A* 83,797 1,646,611
Dick's Sporting Goods, Inc.(a) 22,958 5,207,104
Five Below, Inc.* 19,115 3,436,686
Floor & Decor Holdings, Inc.,
Class A*(a) 37,411 2,220,717
GameStop Corp., Class A*(a) 142,806 3,153,157
Gap, Inc. (The)(a) 76,383 1,426,834
Lithia Motors, Inc., Class A 8,021 2,330,020
Murphy USA, Inc. 5,838 3,145,923
Penske Automotive Group,
Inc.(a) 6,252 1,118,795
RH*(a) 5,138 846,383
Valvoline, Inc.*(a) 43,744 1,729,638
37,815,483
Technology Hardware, Storage & Peripherals 0 .7%
Everpure, Inc., Class A* 109,215 8,605,050
Textiles, Apparel & Luxury Goods 0 .5%
Capri Holdings Ltd.* 40,290 748,185
Columbia Sportswear Co. 8,982 555,267
Crocs, Inc.*(a) 17,216 2,076,938
PVH Corp.(a) 16,067 1,193,136
VF Corp. 113,760 1,897,517
6,471,043
Trading Companies & Distributors 1 .8%
Applied Industrial
Technologies, Inc. 12,786 4,323,586
Core & Main, Inc., Class A* 64,643 3,119,025
GATX Corp. 12,297 2,178,906
MSC Industrial Direct Co., Inc.,
Class A 15,932 1,895,111
Watsco, Inc. 12,093 5,039,516

NVIT Mid Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 91
Common Stocks
Shares Value ($)
Trading Companies & Distributors
WESCO International, Inc. 16,752 5,786,643
22,342,787
Water Utilities 0 .3%
Essential Utilities, Inc. 98,591 3,777,021
Total Common Stocks
(cost $750,081,149) 1,263,021,750
Short-Term Investments 0 .6%
Money Market Funds 0.6%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 2,000,000 2,000,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 2,000,000 2,000,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 2,000,000 2,000,000
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(b)(c) 1,100,000 1,100,000
Total Short-Term Investments
(cost $7,100,000) 7,100,000
Repurchase Agreements 2 .0%
Principal
Amount ($)
Bank of America NA,
3.65%, dated 6/30/2026,
due 7/1/2026, repurchase
price $4,000,406,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
6/1/2043 - 2/1/2047; total
market value $4,080,000.
(c)(d) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $5,000,504,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25%
- 8.50%, maturing
2/20/2027 - 5/20/2076;
total market value
$5,100,000.(c)(d) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $1,564,398,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$1,595,686.(c)(d) 1,564,241 1,564,241
MetLife, Inc.,
3.64%, dated 6/30/2026,
due 7/1/2026, repurchase
price $10,001,011,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$10,205,115.(c)(d) 10,000,000 10,000,000
Pershing LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $5,000,504,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 7/1/2026
- 5/20/2076; total market
value $5,100,012.(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $25,564,241) 25,564,241
Total Investments
(cost $782,745,390) — 103.6% 1,295,685,991
Liabilities in excess of other assets — (3.6)% (44,925,412)
NET ASSETS — 100.0%
$ 1,250,760,579
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of June
30, 2026. The total value of securities on loan as of June
30, 2026 was $135,049,226, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $7,100,000 and $25,564,241,
respectively, and by $105,742,372 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2026 - 5/15/2056, a total value of $138,406,613.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $32,664,241.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

92 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Mid Cap Index Fund
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 24 9/2026 USD 9,324,000 121,415
Net contracts 121,415
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT NASDAQ-100 Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 93
Common Stocks 99 .6%
Shares Value ($)
Aerospace & Defense 0 .8%
Axon Enterprise, Inc.* 1,323 741,687
Honeywell Aerospace, Inc.* 5,192 1,147,848
Rocket Lab Corp.* 9,568 972,587
2,862,122
Automobiles 3 .3%
Tesla, Inc.* 29,762 12,517,897
Beverages 1 .6%
Coca-Cola Europacific
Partners plc 7,272 727,709
Keurig Dr Pepper, Inc. 22,356 731,712
Monster Beverage Corp.* 16,068 1,544,456
PepsiCo, Inc. 22,480 3,043,792
6,047,669
Biotechnology 2 .5%
Alnylam Pharmaceuticals, Inc.* 2,182 656,847
Amgen, Inc. 8,877 3,214,539
Gilead Sciences, Inc. 20,425 2,580,495
Regeneron Pharmaceuticals,
Inc. 1,698 1,058,771
Vertex Pharmaceuticals, Inc.* 4,186 2,079,312
9,589,964
Broadline Retail 4 .6%
Amazon.com, Inc.* 64,090 15,275,211
MercadoLibre, Inc.* 834 1,415,623
PDD Holdings, Inc., ADR-CN* 10,893 830,918
17,521,752
Chemicals 1 .0%
Linde plc 7,605 3,946,539
Commercial Services & Supplies 0 .4%
Cintas Corp. 6,589 1,120,657
Copart, Inc.* 15,098 425,613
1,546,270
Communications Equipment 2 .3%
Cisco Systems, Inc. 64,828 7,614,697
Lumentum Holdings, Inc.* 1,283 1,100,891
8,715,588
Construction & Engineering 0 .2%
Ferrovial NV 11,838 812,205
Consumer Staples Distribution & Retail 4 .2%
Costco Wholesale Corp. 7,297 6,826,125
Walmart, Inc. 80,236 9,087,529
15,913,654
Diversified Telecommunication Services 0 .4%
Comcast Corp., Class A 58,600 1,438,630
Electric Utilities 1 .1%
American Electric Power Co.,
Inc. 8,952 1,224,723
Constellation Energy Corp. 5,931 1,473,082
Exelon Corp. 16,831 784,661
Xcel Energy, Inc.(a) 10,265 824,280
4,306,746
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 16,373 908,701
Entertainment 2 .0%
Electronic Arts, Inc. 4,118 844,355
Netflix, Inc.* 69,259 4,945,092
Common Stocks
Shares Value ($)
Entertainment
Take-Two Interactive Software,
Inc.* 3,047 761,689
Warner Bros Discovery, Inc.* 41,200 1,098,392
7,649,528
Financial Services 0 .2%
PayPal Holdings, Inc. 14,386 621,187
Food Products 0 .4%
Kraft Heinz Co. (The)(a) 19,632 463,708
Mondelez International, Inc.,
Class A 21,115 1,221,291
1,684,999
Ground Transportation 0 .6%
CSX Corp. 30,562 1,452,612
Old Dominion Freight Line, Inc. 3,432 743,371
2,195,983
Health Care Equipment & Supplies 1 .0%
Dexcom, Inc.* 6,333 426,527
GE HealthCare Technologies,
Inc. 7,499 480,011
IDEXX Laboratories, Inc.* 1,306 687,531
Intuitive Surgical, Inc.* 5,832 2,319,270
3,913,339
Hotels, Restaurants & Leisure 2 .1%
Airbnb, Inc., Class A* 6,892 986,245
Booking Holdings, Inc. 12,764 2,275,056
DoorDash, Inc., Class A* 6,744 1,244,470
Marriott International, Inc.,
Class A 4,329 1,604,284
Starbucks Corp. 18,696 1,910,544
8,020,599
Industrial Conglomerates 0 .3%
Honeywell International, Inc. 5,192 1,162,489
Interactive Media & Services 8 .9%
Alphabet, Inc., Class A 34,699 12,400,382
Alphabet, Inc., Class C 32,506 11,485,345
Meta Platforms, Inc., Class A 17,643 9,938,125
33,823,852
IT Services 0 .8%
CoreWeave, Inc., Class A* 7,413 737,890
Shopify, Inc., Class A* 20,086 2,293,420
3,031,310
Machinery 0 .3%
PACCAR, Inc. 8,654 1,039,518
Oil, Gas & Consumable Fuels 0 .2%
Diamondback Energy, Inc. 4,642 815,971
Professional Services 0 .7%
Automatic Data Processing,
Inc. 6,574 1,472,247
Paychex, Inc. 5,907 580,836
Thomson Reuters Corp.(a) 6,215 507,579
2,560,662
Semiconductors & Semiconductor Equipment 36 .5%
Advanced Micro Devices, Inc.* 26,820 15,580,006
Analog Devices, Inc. 8,012 3,182,126
Applied Materials, Inc. 13,059 9,441,657
ARM Holdings plc, ADR*(a) 6,979 2,474,544

94 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT NASDAQ-100 Index Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
ASML Holding NV
(Registered), ADR-NL 1,508 3,000,076
Astera Labs, Inc.* 2,823 1,363,566
Broadcom, Inc. 28,248 10,670,682
Intel Corp.* 82,667 11,542,793
KLA Corp. 21,485 6,482,239
Lam Research Corp. 20,569 8,913,165
Marvell Technology, Inc. 14,389 4,286,339
Microchip Technology, Inc. 8,907 812,318
Micron Technology, Inc. 18,549 21,410,925
Monolithic Power Systems,
Inc. 809 1,118,329
NVIDIA Corp. 144,181 28,849,176
NXP Semiconductors NV 4,157 1,168,242
QUALCOMM, Inc. 17,336 3,203,520
Teradyne, Inc. 2,579 1,247,823
Texas Instruments, Inc. 14,969 4,461,810
139,209,336
Software 11 .4%
Adobe, Inc.* 6,648 1,362,973
AppLovin Corp., Class A* 5,033 2,593,153
Autodesk, Inc.* 3,486 677,748
Cadence Design Systems,
Inc.* 4,527 1,699,074
Crowdstrike Holdings, Inc.,
Class A* 4,187 3,195,267
Datadog, Inc., Class A* 5,445 1,417,660
Fortinet, Inc.* 12,023 1,846,973
Intuit, Inc. 4,504 1,175,544
Microsoft Corp. 44,258 16,509,119
Nebius Group NV, Class A* 3,640 1,005,259
Palantir Technologies, Inc.,
Class A* 37,765 4,406,042
Palo Alto Networks, Inc.* 13,421 4,576,829
Roper Technologies, Inc. 1,646 556,990
Strategy, Inc., Class A* 5,419 471,074
Synopsys, Inc.* 3,152 1,406,013
Workday, Inc., Class A* 3,278 401,293
43,301,011
Specialty Retail 0 .6%
O'Reilly Automotive, Inc.* 13,641 1,256,200
Ross Stores, Inc. 5,306 1,129,382
2,385,582
Technology Hardware, Storage & Peripherals 10 .0%
Apple, Inc. 87,505 25,320,447
Sandisk Corp.* 2,436 5,538,806
Seagate Technology Holdings
plc 3,688 3,558,920
Western Digital Corp. 5,669 3,620,904
38,039,077
Trading Companies & Distributors 0 .2%
Fastenal Co. 18,895 907,527
Wireless Telecommunication Services 0 .8%
T-Mobile US, Inc. 17,800 2,985,594
Total Common Stocks
(cost $307,025,252) 379,475,301
Short-Term Investments 0 .0%
†
Shares Value ($)
Money Market Funds 0.0%
†
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 21,117 21,117
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 21,117 21,117
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 21,117 21,117
Total Short-Term Investments
(cost $63,351) 63,351
Repurchase Agreement 0 .3%
Principal
Amount ($)
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $1,147,727,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$1,170,682.(c)(d) 1,147,612 1,147,612
Total Repurchase Agreement
(cost $1,147,612) 1,147,612
Total Investments
(cost $308,236,215) — 99.9% 380,686,264
Other assets in excess of liabilities — 0.1% 512,855
NET ASSETS — 100.0%
$ 381,199,119
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $2,313,430, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $63,351 and $1,147,612,
respectively, and by $1,160,257 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 6.13%, and maturity dates ranging from
7/15/2026 - 8/15/2054, a total value of $2,371,220.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $1,210,963.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
NL Netherlands

NVIT NASDAQ-100 Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 95
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 Micro E-Mini Index 22 9/2026 USD 1,343,034 28,334
Net contracts 28,334
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

96 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks 99 .0%
Shares Value ($)
Aerospace & Defense 2 .2%
Axon Enterprise, Inc.*(a) 7,922 4,441,152
Boeing Co. (The)* 77,606 16,799,371
GE Aerospace 103,450 38,662,368
General Dynamics Corp. 25,041 8,870,524
Honeywell Aerospace, Inc.* 32,076 7,091,362
Howmet Aerospace, Inc. 39,141 10,523,449
Huntington Ingalls Industries,
Inc. 3,659 1,024,117
L3Harris Technologies, Inc. 18,342 5,330,002
Lockheed Martin Corp. 19,936 10,156,595
Northrop Grumman Corp. 13,106 6,675,017
RTX Corp. 133,835 25,392,515
Textron, Inc.(a) 17,907 1,642,609
TransDigm Group, Inc. 5,465 7,279,599
143,888,680
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc.
(a) 11,577 2,180,412
Expeditors International of
Washington, Inc. 13,110 2,136,668
FedEx Corp. 22,118 6,925,809
United Parcel Service, Inc.,
Class B 72,065 7,746,988
18,989,877
Automobile Components 0 .0%
†
Aptiv plc* 19,738 1,211,518
Automobiles 2 .0%
Ford Motor Co. 375,205 5,215,350
General Motors Co. 91,263 7,034,552
Tesla, Inc.* 278,490 117,132,894
129,382,796
Banks 3 .4%
Bank of America Corp. 528,944 30,139,229
Citigroup, Inc. 171,847 24,051,706
Citizens Financial Group, Inc. 48,784 3,418,295
Fifth Third Bancorp 99,624 5,615,805
Huntington Bancshares, Inc. 209,204 3,709,187
JPMorgan Chase & Co. 266,325 87,176,162
KeyCorp 108,848 2,508,946
M&T Bank Corp. 16,899 4,022,131
PNC Financial Services
Group, Inc. (The) 41,396 10,192,523
Regions Financial Corp. 95,039 2,870,178
Truist Financial Corp. 132,047 6,578,582
US Bancorp 162,799 9,833,060
Wells Fargo & Co. 308,803 25,519,480
215,635,284
Beverages 1 .0%
Brown-Forman Corp., Class
B(a) 15,771 420,297
Coca-Cola Co. (The) 384,139 31,218,976
Constellation Brands, Inc.,
Class A 13,750 1,912,487
Keurig Dr Pepper, Inc. 128,733 4,213,431
Molson Coors Beverage Co.,
Class B(a) 14,728 573,803
Monster Beverage Corp.* 71,622 6,884,307
PepsiCo, Inc. 135,244 18,312,038
63,535,339
Common Stocks
Shares Value ($)
Biotechnology 1 .6%
AbbVie, Inc. 175,351 44,125,326
Amgen, Inc. 53,481 19,366,540
Biogen, Inc.* 14,203 3,068,700
Gilead Sciences, Inc. 122,767 15,510,383
Incyte Corp.* 15,956 1,808,772
Moderna, Inc.*(a) 36,875 2,582,356
Regeneron Pharmaceuticals,
Inc. 9,737 6,071,409
Vertex Pharmaceuticals, Inc.* 24,782 12,309,963
104,843,449
Broadline Retail 3 .7%
Amazon.com, Inc.* 967,158 230,512,437
eBay, Inc. 43,333 4,842,463
235,354,900
Building Products 0 .5%
A O Smith Corp.(a) 10,396 652,037
Allegion plc 7,786 1,093,855
Builders FirstSource, Inc.* 9,975 892,563
Carrier Global Corp. 79,322 5,818,269
Johnson Controls International
plc 61,449 8,978,313
Lennox International, Inc.(a) 3,060 1,753,227
Masco Corp. 20,486 1,666,946
Trane Technologies plc 21,575 10,596,777
31,451,987
Capital Markets 2 .9%
Ameriprise Financial, Inc. 8,700 3,991,212
Ares Management Corp.,
Class A 21,303 2,371,237
Bank of New York Mellon
Corp. (The) 71,682 10,365,934
Blackrock, Inc. 14,195 13,649,344
Blackstone, Inc. 73,463 8,644,391
Cboe Global Markets, Inc. 10,128 2,457,762
Charles Schwab Corp. (The) 164,871 15,212,647
CME Group, Inc. 35,195 7,772,112
Coinbase Global, Inc., Class
A* 21,538 3,148,640
FactSet Research Systems,
Inc.(a) 3,797 873,614
Franklin Resources, Inc. 33,548 1,116,142
Goldman Sachs Group, Inc.
(The) 29,643 29,980,041
Interactive Brokers Group,
Inc., Class A 42,891 3,733,233
Intercontinental Exchange, Inc. 56,253 6,925,307
Invesco Ltd. 42,078 1,110,438
KKR & Co., Inc. 66,810 6,131,822
Moody's Corp. 14,973 6,781,571
Morgan Stanley 118,193 24,707,065
MSCI, Inc., Class A 7,426 4,158,857
Nasdaq, Inc. 44,429 3,501,894
Northern Trust Corp. 18,975 3,298,614
Raymond James Financial,
Inc. 17,860 2,715,256
Robinhood Markets, Inc.,
Class A* 77,236 7,745,226
S&P Global, Inc. 29,963 12,202,731
State Street Corp. 26,971 4,574,281

NVIT S&P 500 Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc.(a) 20,936 2,380,214
189,549,585
Chemicals 1 .0%
Air Products & Chemicals, Inc. 21,735 6,372,267
Albemarle Corp. 11,178 1,509,365
CF Industries Holdings, Inc. 15,789 1,709,317
Corteva, Inc. 67,320 5,701,331
Dow, Inc. 69,794 1,909,564
DuPont de Nemours, Inc. 13,569 1,840,499
Ecolab, Inc. 24,842 6,921,230
International Flavors &
Fragrances, Inc.(a) 24,364 1,930,116
Linde plc 46,394 24,075,702
LyondellBasell Industries NV,
Class A 25,462 1,340,574
Mosaic Co. (The) 33,457 708,954
PPG Industries, Inc. 22,241 2,697,611
Sherwin-Williams Co. (The) 22,536 7,759,596
64,476,126
Commercial Services & Supplies 0 .4%
Cintas Corp. 33,413 5,682,883
Copart, Inc.* 89,206 2,514,717
Republic Services, Inc., Class
A 20,487 4,365,370
Rollins, Inc. 28,112 1,173,395
Veralto Corp. 23,690 2,100,829
Waste Management, Inc. 37,334 8,321,002
24,158,196
Communications Equipment 1 .3%
Arista Networks, Inc.* 102,912 17,482,690
Ciena Corp.* 14,062 6,898,255
Cisco Systems, Inc. 389,661 45,769,581
F5, Inc.* 5,806 2,415,064
Lumentum Holdings, Inc.*(a) 7,646 6,560,727
Motorola Solutions, Inc. 16,235 6,742,233
85,868,550
Construction & Engineering 0 .3%
Comfort Systems USA, Inc. 3,498 6,932,861
EMCOR Group, Inc. 4,258 3,533,629
Quanta Services, Inc. 14,764 10,630,671
21,097,161
Construction Materials 0 .2%
CRH plc 66,210 7,084,470
Martin Marietta Materials, Inc. 5,807 3,348,897
Vulcan Materials Co. 12,714 3,750,757
14,184,124
Consumer Finance 0 .5%
American Express Co. 52,535 17,769,964
Capital One Financial Corp. 61,811 12,400,523
Synchrony Financial 34,779 2,644,943
32,815,430
Consumer Staples Distribution & Retail 1 .7%
Casey's General Stores, Inc. 3,589 2,852,501
Costco Wholesale Corp. 43,765 40,940,845
Dollar General Corp. 20,961 2,412,821
Dollar Tree, Inc.* 18,811 2,275,190
Kroger Co. (The) 58,184 3,230,957
Sysco Corp. 45,100 3,769,458
Target Corp. 44,719 5,840,749
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Walmart, Inc. 433,502 49,098,437
110,420,958
Containers & Packaging 0 .2%
Amcor plc(a) 44,587 1,932,846
Avery Dennison Corp. 7,922 1,286,137
Ball Corp. 25,343 1,581,403
International Paper Co.(a) 50,776 1,934,566
Packaging Corp. of America 8,902 2,121,169
Smurfit Westrock plc 50,839 2,351,812
11,207,933
Distributors 0 .0%
†
Genuine Parts Co.(a) 13,777 1,625,410
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 682,791 14,133,774
Comcast Corp., Class A 351,490 8,629,079
Verizon Communications, Inc. 418,726 17,728,859
40,491,712
Electric Utilities 1 .4%
Alliant Energy Corp.(a) 25,060 1,911,827
American Electric Power Co.,
Inc.(a) 54,108 7,402,515
Constellation Energy Corp. 30,833 7,657,992
Duke Energy Corp. 80,492 10,188,677
Edison International 39,990 2,977,255
Entergy Corp. 45,628 5,240,832
Evergy, Inc. 21,313 1,842,083
Eversource Energy 35,655 2,576,787
Exelon Corp.(a) 101,084 4,712,536
FirstEnergy Corp. 53,209 2,529,556
NextEra Energy, Inc. 208,676 18,315,493
NRG Energy, Inc. 20,434 2,984,590
PG&E Corp. 210,777 3,545,269
Pinnacle West Capital Corp.(a) 12,033 1,287,531
PPL Corp.(a) 71,994 2,616,982
Southern Co. (The) 110,284 10,555,282
Xcel Energy, Inc. 61,192 4,913,718
91,258,925
Electrical Equipment 1 .3%
AMETEK, Inc. 22,156 5,360,423
Eaton Corp. plc 38,422 16,372,383
Emerson Electric Co.(a) 54,836 7,849,773
GE Vernova, Inc. 26,659 31,320,593
Generac Holdings, Inc.* 5,966 1,746,904
Hubbell, Inc., Class B 5,299 2,772,437
Rockwell Automation, Inc. 10,662 5,278,543
Vertiv Holdings Co., Class A 38,337 12,835,994
83,537,050
Electronic Equipment, Instruments & Components 1 .2%
Amphenol Corp., Class A 121,625 21,444,920
CDW Corp. 12,839 1,805,677
Coherent Corp.* 19,125 7,544,239
Corning, Inc.(a) 77,769 19,864,536
Flex Ltd.* 35,203 5,705,350
Jabil, Inc. 10,242 3,948,086
Keysight Technologies, Inc.* 16,881 5,909,532
TE Connectivity plc 28,868 5,820,077
Teledyne Technologies, Inc.* 4,396 2,931,692

98 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Zebra Technologies Corp.,
Class A* 5,141 1,353,420
76,327,529
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 96,845 5,374,897
Halliburton Co. 82,061 2,785,971
SLB Ltd. 152,704 7,099,209
15,260,077
Entertainment 1 .0%
Electronic Arts, Inc. 22,272 4,566,651
Live Nation Entertainment,
Inc.*(a) 15,198 2,782,906
Netflix, Inc.* 415,674 29,679,123
Take-Two Interactive Software,
Inc.* 17,253 4,312,905
TKO Group Holdings, Inc.,
Class A(a) 6,774 1,363,674
Walt Disney Co. (The) 173,531 16,702,359
Warner Bros Discovery, Inc.* 244,995 6,531,567
65,939,185
Financial Services 3 .3%
Apollo Global Management,
Inc.(a) 45,307 5,360,271
Berkshire Hathaway, Inc.,
Class B* 181,199 90,670,168
Block, Inc., Class A* 52,383 3,981,108
Corpay, Inc.* 6,672 2,223,577
Fidelity National Information
Services, Inc. 50,092 1,947,577
Fiserv, Inc.*(a) 50,972 2,500,176
Global Payments, Inc. 23,746 1,723,010
Jack Henry & Associates, Inc. 7,363 1,014,180
Mastercard, Inc., Class A 80,543 41,366,885
PayPal Holdings, Inc. 91,184 3,937,325
Visa, Inc., Class A 164,956 56,594,754
211,319,031
Food Products 0 .4%
Archer-Daniels-Midland Co. 48,651 3,716,936
Bunge Global SA(a) 13,694 1,461,561
General Mills, Inc.(a) 50,814 1,768,327
Hershey Co. (The)(a) 14,030 2,461,564
Hormel Foods Corp. 30,704 762,073
J M Smucker Co. (The) 10,562 1,188,225
Kraft Heinz Co. (The)(a) 83,952 1,982,946
McCormick & Co., Inc.
(Non-Voting) 23,988 1,209,475
Mondelez International, Inc.,
Class A 126,190 7,298,830
Tyson Foods, Inc., Class A 29,168 1,669,868
23,519,805
Gas Utilities 0 .1%
Atmos Energy Corp. 16,764 2,887,934
Ground Transportation 0 .8%
CSX Corp. 182,231 8,661,439
Fedex Freight Holding Co.,
Inc.* 10,774 1,626,874
JB Hunt Transport Services,
Inc. 7,482 2,165,515
Norfolk Southern Corp. 23,167 7,288,107
Common Stocks
Shares Value ($)
Ground Transportation
Old Dominion Freight Line, Inc. 17,698 3,833,387
Uber Technologies, Inc.* 203,834 14,708,661
Union Pacific Corp. 58,178 15,824,416
54,108,399
Health Care Equipment & Supplies 1 .4%
Abbott Laboratories 173,307 15,725,877
Align Technology, Inc.* 6,365 1,073,521
Baxter International, Inc.(a) 52,642 1,122,327
Becton Dickinson & Co. 27,278 4,127,980
Boston Scientific Corp.* 147,156 6,280,618
Cooper Cos., Inc. (The)* 19,866 1,424,591
Dexcom, Inc.* 40,131 2,702,823
Edwards Lifesciences Corp.* 55,872 5,054,181
GE HealthCare Technologies,
Inc. 45,642 2,921,544
IDEXX Laboratories, Inc.* 7,847 4,130,975
Insulet Corp.* 6,654 1,013,071
Intuitive Surgical, Inc.* 35,115 13,964,533
Medtronic plc 125,721 9,835,154
ResMed, Inc.(a) 13,828 2,694,801
Solventum Corp.* 15,352 1,184,407
STERIS plc 9,323 1,963,144
Stryker Corp. 34,334 10,809,717
Zimmer Biomet Holdings, Inc.
(a) 19,798 1,704,410
87,733,674
Health Care Providers & Services 1 .7%
Cardinal Health, Inc. 22,824 5,422,069
Cencora, Inc. 19,476 5,511,319
Centene Corp.* 46,481 2,983,615
Cigna Group (The) 25,463 7,019,640
CVS Health Corp. 127,420 13,181,599
DaVita, Inc.* 3,730 829,850
Elevance Health, Inc. 21,413 8,281,050
HCA Healthcare, Inc. 15,641 6,098,270
Henry Schein, Inc.* 11,010 919,555
Humana, Inc. 12,329 4,897,325
Labcorp Holdings, Inc. 7,887 2,208,360
McKesson Corp. 12,079 9,126,892
Quest Diagnostics, Inc. 10,571 2,240,524
UnitedHealth Group, Inc. 89,354 37,138,203
Universal Health Services,
Inc., Class B 5,410 804,413
106,662,684
Health Care REITs 0 .4%
Alexandria Real Estate
Equities, Inc. 15,941 842,482
Healthpeak Properties, Inc. 67,767 1,450,214
Ventas, Inc.(a) 48,073 4,268,882
Welltower, Inc. 69,131 15,690,663
22,252,241
Health Care Technology 0 .0%
†
Veeva Systems, Inc., Class A* 14,746 2,616,973
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc.(a) 60,893 1,443,773
Hotels, Restaurants & Leisure 1 .6%
Airbnb, Inc., Class A* 40,740 5,829,894
Booking Holdings, Inc. 78,300 13,956,192
Carnival Corp. Ltd.(a) 125,452 3,584,163

NVIT S&P 500 Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 99
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.,
Class A* 127,356 4,330,104
Darden Restaurants, Inc.(a) 11,067 2,279,913
Domino's Pizza, Inc. 2,875 851,115
DoorDash, Inc., Class A* 37,109 6,847,724
Expedia Group, Inc.(a) 12,019 3,075,422
Hilton Worldwide Holdings,
Inc. 22,848 7,550,350
Las Vegas Sands Corp. 29,483 1,361,820
Marriott International, Inc.,
Class A 22,174 8,217,463
McDonald's Corp. 70,495 19,055,503
MGM Resorts International* 19,091 912,741
Norwegian Cruise Line
Holdings Ltd.*(a) 46,290 977,182
Royal Caribbean Cruises Ltd.
(a) 24,795 7,873,156
Starbucks Corp.(a) 112,465 11,492,798
Wynn Resorts Ltd.(a) 8,098 786,235
Yum! Brands, Inc. 27,307 4,365,297
103,347,072
Household Durables 0 .2%
DR Horton, Inc. 27,225 4,434,408
Garmin Ltd. 16,171 3,841,259
Lennar Corp., Class A 19,837 1,795,050
NVR, Inc.* 271 1,846,432
PulteGroup, Inc. 19,030 2,611,106
14,528,255
Household Products 0 .8%
Church & Dwight Co., Inc. 24,423 2,366,100
Clorox Co. (The) 12,398 1,183,265
Colgate-Palmolive Co. 78,176 7,167,176
Kimberly-Clark Corp.(a) 33,004 3,622,849
Procter & Gamble Co. (The) 231,091 33,887,184
48,226,574
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 73,552 1,078,272
Vistra Corp. 31,361 4,974,796
6,053,068
Industrial Conglomerates 0 .2%
3M Co. 51,711 8,372,528
Honeywell International, Inc. 32,076 7,181,816
15,554,344
Industrial REITs 0 .2%
Prologis, Inc. 93,602 12,680,263
Insurance 1 .6%
Aflac, Inc. 47,122 5,525,054
Allstate Corp. (The) 25,407 6,045,342
American International Group,
Inc. 52,789 3,934,364
Aon plc, Class A 20,824 6,907,113
Arch Capital Group Ltd.* 36,064 3,500,372
Arthur J Gallagher & Co. 24,924 5,721,803
Assurant, Inc. 4,613 1,238,729
Brown & Brown, Inc. 27,272 1,749,499
Chubb Ltd. 35,657 12,149,766
Cincinnati Financial Corp. 14,856 2,750,440
Erie Indemnity Co., Class A(a) 2,643 633,659
Common Stocks
Shares Value ($)
Insurance
Everest Group Ltd. 4,254 1,519,656
Globe Life, Inc. 8,363 1,494,301
Hartford Insurance Group, Inc.
(The) 26,907 3,565,716
Loews Corp. 17,480 1,978,911
Marsh & McLennan Cos., Inc. 47,357 7,892,991
MetLife, Inc. 55,741 4,716,246
Principal Financial Group, Inc. 18,084 1,949,093
Progressive Corp. (The) 57,665 12,596,919
Prudential Financial, Inc. 33,541 3,620,080
Travelers Cos., Inc. (The) 21,725 7,171,857
W R Berkley Corp. 28,631 2,019,344
Willis Towers Watson plc(a) 9,080 2,373,240
101,054,495
Interactive Media & Services 7 .7%
Alphabet, Inc., Class A 578,477 206,730,325
Alphabet, Inc., Class C 468,911 165,680,324
Meta Platforms, Inc., Class A 217,068 122,272,234
494,682,883
IT Services 0 .6%
Accenture plc, Class A 60,046 7,472,124
Akamai Technologies, Inc.*(a) 14,304 1,690,876
Cognizant Technology
Solutions Corp., Class A 46,609 1,805,167
Gartner, Inc.* 7,379 956,466
GoDaddy, Inc., Class A* 13,574 1,152,161
International Business
Machines Corp. 92,971 26,144,375
VeriSign, Inc. 7,867 1,979,022
41,200,191
Leisure Products 0 .0%
†
Hasbro, Inc. 12,006 991,576
Life Sciences Tools & Services 0 .8%
Agilent Technologies, Inc. 27,074 3,596,239
Bio-Techne Corp. 15,939 1,126,090
Charles River Laboratories
International, Inc.* 5,393 1,223,079
Danaher Corp. 61,443 11,703,663
IQVIA Holdings, Inc.* 16,255 3,140,791
Mettler-Toledo International,
Inc.* 1,946 2,486,035
Revvity, Inc. 10,921 1,215,070
Thermo Fisher Scientific, Inc. 36,706 18,402,920
Waters Corp.* 9,325 3,497,248
West Pharmaceutical
Services, Inc. 7,225 2,593,775
48,984,910
Machinery 1 .9%
Caterpillar, Inc. 46,046 49,034,385
Cummins, Inc. 13,443 9,587,682
Deere & Co. 24,677 15,653,361
Dover Corp. 13,737 3,080,934
Fortive Corp. 32,584 1,990,557
IDEX Corp. 7,383 1,675,572
Illinois Tool Works, Inc. 25,805 6,979,478
Ingersoll Rand, Inc. 34,564 2,833,902
Nordson Corp. 4,993 1,506,338
Otis Worldwide Corp. 37,371 2,675,764
PACCAR, Inc. 51,535 6,190,384
Parker-Hannifin Corp. 12,380 12,109,126

100 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Machinery
Pentair plc 15,544 1,191,603
Snap-on, Inc. 5,039 2,027,694
Stanley Black & Decker, Inc. 15,863 1,493,026
Westinghouse Air Brake
Technologies Corp. 16,267 4,385,583
Xylem, Inc. 23,136 2,734,907
125,150,296
Media 0 .2%
Charter Communications, Inc.,
Class A*(a) 9,289 1,320,989
EchoStar Corp., Class A*(a) 13,715 1,392,073
Fox Corp., Class A 20,620 1,075,539
Fox Corp., Class B 17,294 810,051
News Corp., Class A 35,275 875,878
News Corp., Class B 15,194 426,344
Omnicom Group, Inc. 31,717 2,309,949
Paramount Skydance Corp.,
Class B(a) 19,876 195,977
Trade Desk, Inc. (The), Class
A* 42,742 772,775
9,179,575
Metals & Mining 0 .4%
Freeport-McMoRan, Inc. 139,916 8,799,317
Newmont Corp. 107,276 10,019,578
Nucor Corp. 23,482 5,230,616
Steel Dynamics, Inc. 13,417 3,078,665
27,128,176
Multi-Utilities 0 .6%
Ameren Corp. 26,596 3,006,412
CenterPoint Energy, Inc.(a) 63,265 2,786,191
CMS Energy Corp. 29,794 2,279,241
Consolidated Edison, Inc. 35,979 3,980,357
Dominion Energy, Inc. 84,206 5,750,428
DTE Energy Co. 20,152 3,070,560
NiSource, Inc. 50,100 2,382,255
Public Service Enterprise
Group, Inc. 49,726 4,035,762
Sempra 65,861 6,105,973
WEC Energy Group, Inc. 31,499 3,678,138
37,075,317
Office REITs 0 .0%
†
BXP, Inc.(a) 14,849 984,637
Oil, Gas & Consumable Fuels 2 .7%
APA Corp.(a) 36,689 1,194,961
Chevron Corp. 186,302 30,881,419
ConocoPhillips 120,347 12,511,274
Devon Energy Corp. 114,107 4,714,901
Diamondback Energy, Inc. 18,618 3,272,672
EOG Resources, Inc. 52,014 6,747,776
EQT Corp. 59,071 3,140,805
Expand Energy Corp. 22,663 2,066,639
Exxon Mobil Corp. 412,785 56,435,965
Kinder Morgan, Inc. 190,260 6,082,612
Marathon Petroleum Corp. 28,955 7,402,925
Occidental Petroleum Corp. 70,961 3,446,576
ONEOK, Inc. 61,543 5,350,548
Phillips 66 39,594 6,693,366
Targa Resources Corp. 20,306 5,444,851
Texas Pacific Land Corp. 5,899 2,581,638
Valero Energy Corp. 29,565 7,699,909
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 118,531 8,811,595
174,480,432
Passenger Airlines 0 .2%
Delta Air Lines, Inc. 64,093 6,002,951
Southwest Airlines Co. 50,876 2,616,044
United Airlines Holdings, Inc.* 30,762 4,183,324
12,802,319
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 25,480 2,011,646
Kenvue, Inc. 182,377 3,485,224
5,496,870
Pharmaceuticals 3 .4%
Bristol-Myers Squibb Co. 204,078 11,758,974
Eli Lilly & Co. 78,226 93,826,611
Johnson & Johnson 238,548 60,584,036
Merck & Co., Inc. 244,823 31,459,755
Pfizer, Inc. 557,370 13,421,470
Viatris, Inc. 105,664 1,677,944
Zoetis, Inc., Class A 41,481 2,980,825
215,709,615
Professional Services 0 .3%
Automatic Data Processing,
Inc. 38,473 8,616,028
Broadridge Financial
Solutions, Inc. 11,472 1,571,090
Equifax, Inc. 11,945 1,895,910
Jacobs Solutions, Inc. 11,891 1,498,266
Leidos Holdings, Inc. 12,541 1,291,347
Paychex, Inc. 31,838 3,130,631
Verisk Analytics, Inc., Class A 13,198 2,369,437
20,372,709
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 28,110 3,786,136
CoStar Group, Inc.* 39,975 1,132,092
4,918,228
Residential REITs 0 .2%
AvalonBay Communities, Inc. 14,558 2,746,949
Camden Property Trust 10,495 1,201,573
Equity Residential 36,018 2,446,703
Essex Property Trust, Inc. 5,907 1,722,422
Invitation Homes, Inc. 55,688 1,682,334
Mid-America Apartment
Communities, Inc. 11,524 1,601,145
UDR, Inc. 29,595 1,181,432
12,582,558
Retail REITs 0 .3%
Federal Realty Investment
Trust 7,827 966,165
Kimco Realty Corp. 66,919 1,696,397
Realty Income Corp.(a) 90,538 5,609,734
Regency Centers Corp. 15,007 1,196,658
Simon Property Group, Inc. 31,935 7,142,263
16,611,217
Semiconductors & Semiconductor Equipment 18 .9%
Advanced Micro Devices, Inc.* 161,247 93,669,995
Analog Devices, Inc. 48,429 19,234,546
Applied Materials, Inc. 78,422 56,699,106

NVIT S&P 500 Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 101
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc. 468,223 176,871,238
First Solar, Inc.* 11,077 2,613,729
Intel Corp.* 467,212 65,236,811
KLA Corp. 128,977 38,913,651
Lam Research Corp. 123,496 53,514,522
Marvell Technology, Inc. 86,235 25,688,544
Microchip Technology, Inc. 53,246 4,856,035
Micron Technology, Inc. 111,545 128,755,278
Monolithic Power Systems,
Inc. 4,808 6,646,387
NVIDIA Corp. 2,396,129 479,441,452
NXP Semiconductors NV 24,881 6,992,307
ON Semiconductor Corp.* 40,370 3,816,580
Qnity Electronics, Inc. 20,122 3,286,124
QUALCOMM, Inc. 104,345 19,281,912
Skyworks Solutions, Inc.(a) 15,231 1,032,662
Teradyne, Inc. 15,595 7,545,485
Texas Instruments, Inc. 90,127 26,864,155
1,220,960,519
Software 7 .4%
Adobe, Inc.* 39,793 8,158,361
AppLovin Corp., Class A* 26,455 13,630,410
Autodesk, Inc.* 20,830 4,049,769
Cadence Design Systems,
Inc.* 26,933 10,108,494
Crowdstrike Holdings, Inc.,
Class A* 25,012 19,087,658
Datadog, Inc., Class A* 32,354 8,423,687
Fair Isaac Corp.* 2,282 2,726,488
Fortinet, Inc.* 61,968 9,519,524
Gen Digital, Inc. 52,316 1,302,145
Intuit, Inc. 27,346 7,137,306
Microsoft Corp. 734,157 273,855,244
Oracle Corp. 166,996 24,473,264
Palantir Technologies, Inc.,
Class A* 226,542 26,430,655
Palo Alto Networks, Inc.* 79,494 27,109,044
PTC, Inc.* 11,253 1,278,453
Roper Technologies, Inc. 10,546 3,568,661
Salesforce, Inc. 83,592 13,095,523
ServiceNow, Inc.* 103,751 10,300,399
Synopsys, Inc.* 18,844 8,405,743
Trimble, Inc.* 23,162 1,185,431
Tyler Technologies, Inc.* 4,191 1,225,700
Workday, Inc., Class A* 21,187 2,593,712
477,665,671
Specialized REITs 0 .7%
American Tower Corp. 45,472 7,437,855
Crown Castle, Inc. 41,646 3,153,852
Digital Realty Trust, Inc. 32,519 5,839,762
Equinix, Inc. 9,708 10,119,522
Extra Space Storage, Inc. 20,138 2,926,051
Iron Mountain, Inc. 29,566 3,734,481
Public Storage 16,148 5,140,070
SBA Communications Corp.,
Class A 10,321 1,821,244
VICI Properties, Inc., Class A 104,118 2,764,333
Weyerhaeuser Co. 71,354 1,708,215
44,645,385
Common Stocks
Shares Value ($)
Specialty Retail 1 .5%
AutoZone, Inc.* 1,626 5,196,598
Best Buy Co., Inc. 19,359 1,468,961
Carvana Co., Class A*(a) 70,615 4,647,879
Home Depot, Inc. (The) 98,993 34,912,851
Lowe's Cos., Inc. 55,746 12,291,436
O'Reilly Automotive, Inc.* 81,801 7,533,054
Ross Stores, Inc. 32,165 6,846,320
TJX Cos., Inc. (The) 109,603 16,604,854
Tractor Supply Co. 52,483 1,658,988
Ulta Beauty, Inc.* 4,322 1,949,136
Williams-Sonoma, Inc.(a) 11,658 2,717,480
95,827,557
Technology Hardware, Storage & Peripherals 8 .1%
Apple, Inc. 1,453,016 420,444,710
Dell Technologies, Inc., Class
C 28,807 12,429,068
Hewlett Packard Enterprise
Co. 130,791 5,899,982
HP, Inc.(a) 89,901 1,972,428
NetApp, Inc. 20,158 3,119,652
Sandisk Corp.* 14,640 33,287,407
Seagate Technology Holdings
plc(a) 22,101 21,327,465
Super Micro Computer, Inc.*(a) 49,021 1,437,786
Western Digital Corp. 33,912 21,660,273
521,578,771
Textiles, Apparel & Luxury Goods 0 .2%
Deckers Outdoor Corp.* 13,583 1,348,656
Lululemon Athletica, Inc.* 10,644 1,215,332
NIKE, Inc., Class B 115,428 4,738,319
Ralph Lauren Corp., Class A 3,633 1,458,323
Tapestry, Inc. 19,612 2,870,805
11,631,435
Tobacco 0 .6%
Altria Group, Inc. 164,483 11,834,552
Philip Morris International, Inc. 153,859 27,834,632
39,669,184
Trading Companies & Distributors 0 .3%
Fastenal Co. 112,981 5,426,477
United Rentals, Inc. 6,322 7,162,131
WW Grainger, Inc. 4,312 5,866,045
18,454,653
Water Utilities 0 .0%
†
American Water Works Co.,
Inc. 18,568 2,443,177
Wireless Telecommunication Services 0 .1%
T-Mobile US, Inc. 45,996 7,714,909
Total Common Stocks
(cost $2,086,216,283) 6,375,443,136
Rights 0 .0%
†
Number of
Rights
Health Care Equipment & Supplies 0 .0%
†
Hologic, Inc., CVR*∞ 21,696 0
Total Rights
(cost $0) 0

102 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT S&P 500 Index Fund
Short-Term Investments 0 .1%
Shares Value ($)
Money Market Funds 0.1%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 2,100,000 2,100,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 2,100,000 2,100,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 2,100,000 2,100,000
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(b)(c) 800,000 800,000
Total Short-Term Investments
(cost $7,100,000) 7,100,000
Repurchase Agreements 0 .2%
Principal
Amount ($)
Bank of America NA,
3.65%, dated 6/30/2026,
due 7/1/2026, repurchase
price $3,000,304,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 3.50%, maturing
6/1/2043 - 2/1/2047; total
market value $3,060,000.
(c)(d) 3,000,000 3,000,000
BNP Paribas Securities
Corp.,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $4,000,403,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
10/31/2030 - 5/15/2056;
total market value
$4,080,000.(c)(d) 4,000,000 4,000,000
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $3,566,644,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$3,637,977.(c)(d) 3,566,284 3,566,284
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
3.64%, dated 6/30/2026,
due 7/1/2026, repurchase
price $5,000,506,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$5,102,558.(c)(d) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $15,566,284) 15,566,284
Total Investments
(cost $2,108,882,567) — 99.3% 6,398,109,420
Other assets in excess of liabilities — 0.7% 47,973,968
NET ASSETS — 100.0%
$ 6,446,083,388
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $90,868,920, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $7,100,000 and $15,566,284,
respectively, and by $71,733,686 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/15/2026 - 5/15/2056, a total value of $94,399,970.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $22,666,284.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
REIT Real Estate Investment Trust

NVIT S&P 500 Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 103
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 187 9/2026 USD 70,576,138 (436,497)
Net contracts (436,497)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

104 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Index Fund
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 8,243 42,781
Total Closed End Fund
(cost  $48,631) 42,781
Common Stocks 96 .7%
Shares
Aerospace & Defense 1 .8%
AAR Corp.* 8,723 1,246,778
AerSale Corp.* 8,408 53,139
Aevex Corp., Class A* 4,017 83,915
AIRO Group Holdings, Inc.*(a) 4,059 29,996
Archer Aviation, Inc., Class
A*(a) 143,389 678,230
Astronics Corp.* 6,968 566,220
Astronics Corp., Class B* 1,231 93,556
Beta Technologies, Inc., Class
A*(a) 7,478 125,257
Cadre Holdings, Inc.(a) 6,891 196,462
Ducommun, Inc.* 3,119 577,670
Eve Holding, Inc.*(a) 18,949 47,562
Firefly Aerospace, Inc.*(a) 17,096 502,622
Innovative Solutions and
Support, Inc.* 3,228 58,104
Intuitive Machines, Inc.*(a) 27,561 589,530
Mercury Systems, Inc.* 12,246 1,498,053
Moog, Inc., Class A 6,252 2,649,848
National Presto Industries, Inc. 1,184 147,988
Park Aerospace Corp.(a) 3,765 143,672
Red Cat Holdings, Inc.*(a) 24,652 262,544
Redwire Corp.*(a) 42,012 513,807
Satellogic, Inc., Class A* 21,111 120,755
Sidus Space, Inc., Class A* 18,889 53,078
Starfighters Space, Inc.*(a) 6,673 35,500
Swarmer, Inc.* 837 37,087
TAT Technologies Ltd.* 2,614 126,073
V2X, Inc.* 6,319 471,145
Virgin Galactic Holdings,
Inc.*(a) 21,293 61,537
Voyager Technologies, Inc.,
Class A*(a) 11,513 371,294
VSE Corp. 6,153 1,405,961
York Space Systems, Inc.*(a) 4,271 105,152
12,852,535
Air Freight & Logistics 0 .1%
Forward Air Corp.* 5,144 69,495
Hub Group, Inc., Class A 13,488 590,640
Radiant Logistics, Inc.* 7,379 69,805
729,940
Automobile Components 1 .2%
Adient plc* 18,228 335,031
Cooper-Standard Holdings,
Inc.* 3,466 93,755
Dana, Inc. 24,274 660,496
Dauch Corp.* 54,050 292,951
Dorman Products, Inc.* 6,009 819,928
Fox Factory Holding Corp.*(a) 9,857 167,027
Garrett Motion, Inc. 38,153 1,382,283
Gentherm, Inc.* 7,330 250,026
Common Stocks
Shares Value ($)
Automobile Components
Goodyear Tire & Rubber Co.
(The)*(a) 61,678 407,075
Holley, Inc.*(a) 20,512 52,306
LCI Industries(a) 5,316 562,858
Motorcar Parts of America,
Inc.* 3,575 54,769
Patrick Industries, Inc.(a) 7,031 631,243
Phinia, Inc. 8,442 695,367
Solid Power, Inc.*(a) 46,717 120,997
Standard Motor Products, Inc. 5,545 216,089
Stoneridge, Inc.* 6,694 49,000
Strattec Security Corp.* 1,016 82,753
Versigent plc* 15,773 662,624
Visteon Corp.(a) 6,001 595,359
XPEL, Inc. Reg. S* 5,795 287,432
8,419,369
Automobiles 0 .1%
Harley-Davidson, Inc. 9,571 234,106
Lucid Group, Inc., Class A*(a) 29,097 194,659
Winnebago Industries, Inc. 6,299 196,781
625,546
Banks 10 .0%
1st Source Corp. 4,339 353,976
ACNB Corp. 2,471 146,728
Amalgamated Financial Corp. 3,993 183,279
Amerant Bancorp, Inc., Class
A 8,100 206,712
Ameris Bancorp 14,114 1,273,930
Ames National Corp.(a) 2,360 69,880
Arrow Financial Corp.(a) 4,093 167,772
Associated Banc-Corp. 35,655 1,097,104
Atlantic Union Bankshares
Corp.(a) 31,465 1,331,284
Avidbank Holdings, Inc.* 1,946 64,276
Avidia Bancorp, Inc. 3,995 83,855
Axos Financial, Inc.* 11,278 1,098,364
Banc of California, Inc. 30,082 614,575
BancFirst Corp. 4,880 542,314
Bancorp, Inc. (The)* 8,431 528,118
Bank First Corp.(a) 2,307 342,243
Bank of Hawaii Corp. 7,759 632,281
Bank of Marin Bancorp 3,706 102,656
Bank of NT Butterfield & Son
Ltd. (The) 9,201 547,460
Bank7 Corp. 1,154 56,488
BankUnited, Inc. 14,367 696,081
Bankwell Financial Group, Inc. 1,443 84,776
Banner Corp. 6,927 460,230
Bar Harbor Bankshares 4,279 161,575
BayCom Corp. 2,562 84,290
BCB Bancorp, Inc. 2,988 32,031
Beacon Financial Corp. 17,262 525,628
Blue Ridge Bankshares, Inc. 13,831 48,823
Bridgewater Bancshares, Inc.* 4,971 104,590
Burke & Herbert Financial
Services Corp. 3,366 241,881
Business First Bancshares,
Inc.(a) 6,774 208,165
BV Financial, Inc.* 1,483 31,410
Byline Bancorp, Inc. 6,792 255,787
C&F Financial Corp. 730 58,400

NVIT Small Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Banks
California BanCorp 5,984 124,707
Camden National Corp.(a) 4,166 225,881
Capital Bancorp, Inc. 2,633 92,471
Capital City Bank Group, Inc. 3,329 164,519
Capitol Federal Financial, Inc. 27,164 231,166
Carter Bankshares, Inc. 5,254 178,689
Cathay General Bancorp 14,140 876,539
CB Financial Services, Inc. 1,170 44,343
Central Pacific Financial Corp. 4,815 183,933
CF Bankshares, Inc. 1,161 38,046
Chain Bridge Bancorp, Inc.,
Class A* 438 18,418
Chemung Financial Corp. 906 67,570
ChoiceOne Financial Services,
Inc. 3,438 116,892
Citizens & Northern Corp. 4,372 101,911
Citizens Community Bancorp,
Inc. 2,318 54,218
Citizens Financial Services,
Inc.(a) 1,100 79,684
City Holding Co. 3,128 414,898
Civista Bancshares, Inc. 5,082 143,414
CNB Financial Corp.(a) 6,451 217,463
Coastal Financial Corp.*(a) 2,948 228,499
CoastalSouth Bancshares, Inc. 1,653 44,383
Colony Bankcorp, Inc. 5,265 105,774
Columbia Financial, Inc.*(a) 6,065 128,699
Commercial Bancgroup, Inc. 2,195 70,877
Community Bancorp(a) 1,129 44,144
Community Financial System,
Inc. 10,508 705,297
Community Trust Bancorp, Inc. 3,708 268,311
Community West
Bancshares(a) 683 18,345
ConnectOne Bancorp, Inc. 11,421 381,918
Customers Bancorp, Inc.* 6,907 546,344
CVB Financial Corp. 35,853 808,485
Dime Commercial Bancshares,
Inc.(a) 9,091 369,549
Eagle Bancorp Montana, Inc. 2,053 49,128
Eagle Bancorp, Inc.(a) 6,484 184,081
Eagle Financial Services, Inc. 1,297 53,774
Eastern Bankshares, Inc.(a) 45,003 1,000,867
ECB Bancorp, Inc.* 943 18,935
Enterprise Financial Services
Corp. 8,643 569,401
Equity Bancshares, Inc., Class
A 3,967 194,343
Esquire Financial Holdings,
Inc.(a) 1,617 192,601
Farmers & Merchants
Bancorp, Inc. 3,492 106,785
Farmers National Banc Corp. 12,868 187,873
FB Bancorp, Inc.* 3,343 50,346
FB Financial Corp. 9,987 552,780
Fidelity D&D Bancorp, Inc. 1,152 59,236
Financial Institutions, Inc. 4,451 173,455
Finwise Bancorp*(a) 2,470 35,815
First Bancorp(a) 42,264 1,444,645
First Bancorp, Inc. (The) 2,963 103,172
First Bank 5,045 89,448
First Busey Corp.(a) 18,866 556,547
Common Stocks
Shares Value ($)
Banks
First Business Financial
Services, Inc. 1,946 122,929
First Capital, Inc.(a) 690 44,602
First Commonwealth Financial
Corp. 22,782 463,158
First Community Bankshares,
Inc.(a) 3,813 169,373
First Community Corp. 2,205 72,059
First Financial Bancorp 22,227 751,939
First Financial Bankshares,
Inc.(a) 29,714 1,028,104
First Financial Corp. 2,686 208,004
First Guaranty Bancshares,
Inc.(a) 1,315 13,242
First Internet Bancorp 1,450 40,310
First Interstate BancSystem,
Inc., Class A(a) 20,308 783,077
First Merchants Corp. 14,955 653,384
First Mid Bancshares, Inc. 5,369 258,195
First National Corp. 2,083 62,532
First Northern Community
Bancorp* 3,396 60,924
First United Corp. 1,528 67,400
First Western Financial, Inc.* 1,828 58,697
Firstsun Capital Bancorp* 5,621 217,982
Five Star Bancorp 3,834 186,677
Flagstar Bank NA 68,024 1,016,279
Franklin Financial Services
Corp. 1,005 62,913
FS Bancorp, Inc. 1,667 72,348
Fulton Financial Corp.(a) 38,181 923,598
FVCBankcorp, Inc. 397 6,948
GBank Financial Holdings,
Inc.*(a) 2,190 66,379
German American Bancorp,
Inc. 8,485 402,698
Glacier Bancorp, Inc.(a) 29,393 1,516,091
Great Southern Bancorp, Inc.
(a) 1,947 152,664
Greene County Bancorp, Inc. 1,395 46,858
Hancock Whitney Corp. 19,333 1,444,562
Hanmi Financial Corp. 5,675 183,870
Hanover Bancorp, Inc. 768 17,910
Hawthorn Bancshares, Inc. 1,414 55,570
HBT Financial, Inc.(a) 4,081 130,551
Heritage Financial Corp. 6,446 190,931
Hilltop Holdings, Inc. 9,390 364,144
Hingham Institution for
Savings(a) 375 115,181
Home Bancorp, Inc. 1,770 121,280
Home BancShares, Inc. 44,445 1,268,905
HomeTrust Bancshares, Inc. 3,291 164,188
Hope Bancorp, Inc. 27,695 378,868
Horizon Bancorp, Inc. 12,655 252,847
Independent Bank Corp. 14,152 986,343
International Bancshares Corp. 12,518 950,742
Investar Holding Corp. 3,158 94,614
Isabella Bank Corp. 1,542 60,909
John Marshall Bancorp, Inc.(a) 3,033 66,119
Kearny Financial Corp. 15,290 144,643
Lakeland Financial Corp. 5,494 339,090
Landmark Bancorp, Inc.(a) 1,203 36,944

106 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
LCNB Corp. 3,564 62,691
Live Oak Bancshares, Inc. 7,923 323,575
MainStreet Bancshares, Inc. 1,697 41,899
Mechanics Bancorp(a) 6,293 100,059
Mercantile Bank Corp. 3,788 217,507
Meridian Corp. 2,710 54,281
Metrocity Bankshares, Inc.(a) 5,548 199,118
Metropolitan Bank Holding
Corp. 2,565 253,319
Mid Penn Bancorp, Inc. 5,173 180,227
Midland States Bancorp, Inc. 4,339 135,116
MVB Financial Corp. 2,923 84,796
National Bank Holdings Corp.,
Class A 9,372 416,398
National Bankshares, Inc. 1,669 60,635
NB Bancorp, Inc. 9,113 192,558
NBT Bancorp, Inc. 11,468 566,175
Nicolet Bankshares, Inc.(a) 3,711 613,762
Northeast Bank 1,707 226,229
Northeast Community
Bancorp, Inc. 3,299 91,514
Northfield Bancorp, Inc. 3,418 50,347
Northpointe Bancshares, Inc. 4,767 91,431
Northrim Bancorp, Inc. 5,209 144,498
Northwest Bancshares, Inc.(a) 28,619 433,864
Norwood Financial Corp. 2,620 84,233
Oak Valley Bancorp 1,861 62,799
OceanFirst Financial Corp. 18,777 366,715
OFG Bancorp 8,659 424,897
Ohio Valley Banc Corp. 968 42,040
Old National Bancorp 78,560 2,034,704
Old Second Bancorp, Inc. 10,887 253,885
OP Bancorp(a) 4,085 61,234
Orange County Bancorp, Inc. 2,226 81,872
Origin Bancorp, Inc. 6,940 354,981
Orrstown Financial Services,
Inc. 4,719 192,677
Park National Corp.(a) 3,753 686,761
Parke Bancorp, Inc.(a) 2,727 90,427
Pathward Financial, Inc. 4,392 382,368
Patriot National Bancorp, Inc.* 886 848
PCB Bancorp 2,903 82,358
Peapack-Gladstone Financial
Corp. 3,704 175,310
Peoples Bancorp of North
Carolina, Inc. 1,152 49,640
Peoples Bancorp, Inc.(a) 9,145 351,259
Peoples Financial Services
Corp.(a) 2,346 155,704
Pioneer Bancorp, Inc.* 2,248 38,373
Plumas Bancorp 1,615 94,381
Ponce Financial Group, Inc.* 4,381 87,357
Preferred Bank(a) 1,139 121,030
Primis Financial Corp. 436 7,137
Princeton Bancorp, Inc. 1,364 51,764
Provident Financial Services,
Inc. 25,791 609,699
QCR Holdings, Inc. 3,704 360,584
RBB Bancorp 4,207 115,335
Red River Bancshares, Inc. 1,206 110,084
Renasant Corp. 18,719 796,306
Common Stocks
Shares Value ($)
Banks
Republic Bancorp, Inc., Class
A(a) 2,045 184,929
Rhinebeck Bancorp, Inc.* 771 13,346
Richmond Mutual BanCorp,
Inc. 2,210 35,095
S&T Bancorp, Inc. 7,342 360,345
Seacoast Banking Corp. of
Florida 19,031 632,781
ServisFirst Bancshares, Inc. 11,607 1,006,907
Shore Bancshares, Inc. 7,762 178,138
Sierra Bancorp(a) 3,040 123,910
Simmons First National Corp.,
Class A 28,135 637,258
SmartFinancial, Inc. 3,652 171,352
South Plains Financial, Inc. 3,649 157,217
Southern First Bancshares,
Inc.* 2,120 129,532
Southern Missouri Bancorp,
Inc. 2,348 178,941
Southside Bancshares, Inc. 6,457 227,222
SR Bancorp, Inc. 1,120 22,042
Sterling Bancorp, Inc.*^∞(a) 3,556 0
Stock Yards Bancorp, Inc. 5,961 455,838
Texas Capital Bancshares, Inc. 9,726 1,004,307
Third Coast Bancshares,
Inc.*(a) 3,587 144,915
Timberland Bancorp, Inc. 2,019 90,471
Tompkins Financial Corp. 3,056 288,853
Towne Bank 20,346 737,339
TriCo Bancshares 7,043 379,266
Triumph Financial, Inc.* 5,118 390,555
TrustCo Bank Corp. 3,426 188,122
Trustmark Corp. 12,464 573,469
UMB Financial Corp. 16,335 2,331,985
United Bankshares, Inc. 29,450 1,349,694
United Community Banks, Inc. 24,300 852,687
Unity Bancorp, Inc. 1,733 101,710
Univest Financial Corp. 6,742 294,963
USCB Financial Holdings, Inc. 2,937 60,091
Valley National Bancorp 112,186 1,643,525
Virginia National Bankshares
Corp. 1,180 52,368
WaFd, Inc. 14,962 574,092
Washington Trust Bancorp,
Inc. 4,646 169,486
WesBanco, Inc. 19,992 780,288
West Bancorp, Inc. 3,915 103,865
Westamerica Bancorp 4,679 274,517
Western New England
Bancorp, Inc. 4,445 63,564
WSFS Financial Corp. 10,609 814,029
72,698,931
Beverages 0 .2%
Boston Beer Co., Inc. (The),
Class A* 1,720 304,492
MGP Ingredients, Inc. 3,554 62,266
National Beverage Corp.* 5,198 162,178
Vita Coco Co., Inc. (The)* 10,675 706,044
1,234,980

NVIT Small Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Biotechnology 10 .3%
4D Molecular Therapeutics,
Inc.*(a) 10,126 134,676
Abeona Therapeutics, Inc.*(a) 8,326 51,455
Absci Corp.*(a) 30,761 356,520
ACADIA Pharmaceuticals,
Inc.* 27,643 699,368
Achieve Life Sciences, Inc.* 17,167 112,101
Actuate Therapeutics, Inc.* 91 139
Acumen Pharmaceuticals,
Inc.* 10,446 27,891
ADC Therapeutics SA*(a) 20,514 21,950
ADMA Biologics, Inc.* 49,276 412,440
Agenus, Inc.* 8,258 25,269
Agios Pharmaceuticals, Inc.* 12,673 470,295
Akebia Therapeutics, Inc.*(a) 51,199 58,367
Aktis Oncology, Inc.*(a) 4,652 149,934
Alector, Inc.* 18,766 37,720
Alkermes plc*(a) 36,441 1,909,326
Allogene Therapeutics, Inc.* 58,841 122,389
Altimmune, Inc.*(a) 43,844 133,286
ALX Oncology Holdings, Inc.* 23,958 49,593
AnaptysBio, Inc.* 4,375 295,312
Anavex Life Sciences
Corp.*(a) 22,386 57,980
Anika Therapeutics, Inc.* 2,320 33,942
Annexon, Inc.* 34,526 197,143
Apogee Therapeutics, Inc.* 9,800 1,300,754
Arbutus Biopharma Corp.* 34,288 164,582
Arcturus Therapeutics
Holdings, Inc.*(a) 5,100 34,272
Arcus Biosciences, Inc.*(a) 19,358 596,807
Arcutis Biotherapeutics, Inc.* 24,689 647,346
Ardelyx, Inc.* 53,936 275,074
Armata Pharmaceuticals, Inc.* 2,478 16,057
ArriVent Biopharma, Inc.*(a) 8,349 290,044
ARS Pharmaceuticals, Inc.*(a) 13,571 108,704
Artiva Biotherapeutics, Inc.* 1,405 13,628
Assembly Biosciences, Inc.* 2,164 59,467
Atrium Therapeutics, Inc.* 3,342 44,950
Aura Biosciences, Inc.* 6,112 43,395
Aurinia Pharmaceuticals, Inc.* 25,666 435,552
Avalo Therapeutics, Inc.* 9,357 172,917
Beam Therapeutics, Inc.* 21,418 735,066
Benitec Biopharma, Inc.*(a) 4,779 63,943
Bicara Therapeutics, Inc.*(a) 9,784 290,487
BioCryst Pharmaceuticals,
Inc.*(a) 49,854 498,540
Biohaven Ltd.* 28,585 425,345
Black Diamond Therapeutics,
Inc.* 11,008 20,365
Bright Minds Biosciences,
Inc.*(a) 1,651 115,900
C4 Therapeutics, Inc.* 22,417 104,687
Cabaletta Bio, Inc.* 25,098 78,055
CAMP4 Therapeutics Corp.* 6,005 26,242
Candel Therapeutics, Inc.*(a) 13,994 144,138
Canton Strategic Holdings,
Inc.*(a) 9,665 27,255
Capricor Therapeutics, Inc.*(a) 11,904 286,648
CareDx, Inc.* 11,392 324,672
Caribou Biosciences, Inc.* 20,709 36,448
Cartesian Therapeutics, Inc.* 3,130 32,615
Common Stocks
Shares Value ($)
Biotechnology
Catalyst Pharmaceuticals,
Inc.* 25,241 793,325
Celcuity, Inc.*(a) 8,324 870,857
Celldex Therapeutics, Inc.* 17,302 643,807
Century Therapeutics, Inc.* 27,200 66,640
CG oncology, Inc.*(a) 15,989 1,136,018
Climb Bio, Inc.* 7,882 102,781
Cogent Biosciences, Inc.* 36,171 1,399,818
Coherus Oncology, Inc.*(a) 28,077 39,308
Compass Therapeutics, Inc.* 25,867 56,649
Connect Biopharma Holdings
Ltd., ADR-CN* 6,589 15,682
Corbus Pharmaceuticals
Holdings, Inc.* 3,621 33,965
Corvus Pharmaceuticals,
Inc.*(a) 15,058 224,967
Crescent Biopharma, Inc.* 4,650 83,700
CRISPR Therapeutics AG*(a) 20,131 1,097,945
Cullinan Therapeutics, Inc.*(a) 13,415 244,287
Cytokinetics, Inc.*(a) 28,678 2,443,079
CytomX Therapeutics, Inc.* 39,589 148,459
Damora Therapeutics, Inc.*(a) 11,790 306,658
Denali Therapeutics, Inc.* 32,541 836,955
Design Therapeutics, Inc.*(a) 6,939 100,407
DiaMedica Therapeutics,
Inc.*(a) 8,594 60,502
Dianthus Therapeutics, Inc.*(a) 10,471 1,020,713
Disc Medicine, Inc.* 6,037 441,546
Dyne Therapeutics, Inc.* 29,472 654,573
Editas Medicine, Inc.* 22,592 73,198
Eikon Therapeutics, Inc.* 4,748 61,961
Eledon Pharmaceuticals, Inc.* 15,125 59,593
Elicio Therapeutics, Inc.* 3,351 13,102
Emergent BioSolutions, Inc.* 12,160 101,901
Enanta Pharmaceuticals, Inc.* 6,357 92,685
Entrada Therapeutics, Inc.*(a) 7,141 52,558
Erasca, Inc.* 43,887 804,010
Evommune, Inc.* 2,811 37,358
Fennec Pharmaceuticals, Inc.* 6,396 68,757
First Tracks Biotherapeutics,
Inc.*(a) 5,170 104,020
Foghorn Therapeutics, Inc.* 6,573 32,076
Forte Biosciences, Inc.* 4,241 90,121
Galectin Therapeutics, Inc.* 9,960 46,214
Generate Biomedicines, Inc.* 5,386 90,862
Geron Corp.*(a) 122,013 156,177
GRAIL, Inc.*(a) 8,929 609,583
Greenwich Lifesciences,
Inc.*(a) 1,423 33,384
Gyre Therapeutics, Inc.*(a) 4,161 27,421
Heron Therapeutics, Inc.* 28,777 12,282
Hyperliquid Strategies, Inc.* 28,307 222,776
Ideaya Biosciences, Inc.*(a) 18,061 673,133
Immix Biopharma, Inc.* 9,166 94,501
Immuneering Corp., Class
A*(a) 11,993 59,845
ImmunityBio, Inc.*(a) 83,321 729,475
Immunome, Inc.*(a) 22,607 479,042
Immunovant, Inc.* 18,482 712,111
Inhibikase Therapeutics,
Inc.*(a) 27,823 56,481
Inhibrx Biosciences, Inc.*(a) 2,125 201,344

108 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Intellia Therapeutics, Inc.*(a) 29,104 492,440
Invivyd, Inc.* 47,342 41,301
Iovance Biotherapeutics,
Inc.*(a) 87,903 365,676
Ironwood Pharmaceuticals,
Inc., Class A* 33,733 142,016
Jade Biosciences, Inc.*(a) 7,239 160,851
Janux Therapeutics, Inc.*(a) 9,694 148,900
Kailera Therapeutics, Inc.* 10,186 224,398
Karyopharm Therapeutics,
Inc.* 4,306 42,070
Keros Therapeutics, Inc.*(a) 4,243 45,400
Kiniksa Pharmaceuticals
International plc, Class A* 9,336 597,037
Kodiak Sciences, Inc.*(a) 8,771 341,718
Korro Bio, Inc.*(a) 2,294 30,235
Krystal Biotech, Inc.* 5,663 2,104,767
Kura Oncology, Inc.* 18,722 205,380
Kymera Therapeutics, Inc.*(a) 13,593 1,558,709
Kyverna Therapeutics, Inc.* 9,371 83,496
Larimar Therapeutics, Inc.* 14,554 44,390
Lexeo Therapeutics, Inc.* 15,675 72,967
Lineage Cell Therapeutics,
Inc.* 39,924 52,300
Lyell Immunopharma, Inc.* 2,138 30,039
MacroGenics, Inc.* 13,923 64,324
MannKind Corp.* 67,568 287,840
MapLight Therapeutics, Inc.* 2,348 84,152
MeiraGTx Holdings plc*(a) 13,127 177,346
MiMedx Group, Inc.* 27,531 105,994
Mineralys Therapeutics,
Inc.*(a) 12,714 343,024
Minerva Neurosciences, Inc.* 7,199 39,954
Mirum Pharmaceuticals, Inc.* 10,303 1,206,172
Monopar Therapeutics, Inc.*(a) 932 86,294
Monte Rosa Therapeutics,
Inc.*(a) 16,410 397,122
Myriad Genetics, Inc.* 18,532 105,818
Neurogene, Inc.*(a) 2,444 76,864
Nkarta, Inc.*(a) 8,883 25,139
Novavax, Inc.*(a) 33,928 319,602
Nurix Therapeutics, Inc.* 20,521 497,839
Nuvalent, Inc., Class A* 11,666 1,440,751
Nuvectis Pharma, Inc.*(a) 3,471 63,832
Ocugen, Inc.* 75,193 115,045
Olema Pharmaceuticals,
Inc.*(a) 17,450 218,300
OnKure Therapeutics, Inc.,
Class A* 5,350 24,396
Opus Genetics, Inc.* 12,142 49,904
Organogenesis Holdings, Inc.,
Class A* 17,795 43,242
ORIC Pharmaceuticals, Inc.* 16,512 178,825
Oruka Therapeutics, Inc.*(a) 11,148 1,060,955
Ovid therapeutics, Inc.* 33,911 91,221
Palisade Bio, Inc.* 32,756 68,460
Palvella Therapeutics, Inc.*(a) 2,437 372,422
Perspective Therapeutics,
Inc.* 22,706 77,427
Praxis Precision Medicines,
Inc.*(a) 5,559 1,861,098
Common Stocks
Shares Value ($)
Biotechnology
Precigen, Inc.*(a) 42,859 244,296
Precision BioSciences, Inc.* 5,213 40,974
Prelude Therapeutics, Inc.* 6,271 33,424
Prime Medicine, Inc.*(a) 19,503 71,966
ProKidney Corp., Class A*(a) 16,341 33,336
Protagonist Therapeutics, Inc.* 13,371 1,639,017
Protalix BioTherapeutics, Inc.* 19,387 45,172
Protara Therapeutics, Inc.* 10,057 38,418
Prothena Corp. plc* 9,070 88,795
PTC Therapeutics, Inc.* 17,992 1,467,607
Puma Biotechnology, Inc.* 10,012 81,197
Recursion Pharmaceuticals,
Inc., Class A*(a) 113,051 414,897
REGENXBIO, Inc.*(a) 10,708 128,282
Relay Therapeutics, Inc.* 35,838 670,529
Replimune Group, Inc.* 17,563 194,422
Rezolute, Inc.* 17,698 92,030
Rhythm Pharmaceuticals,
Inc.*(a) 11,968 1,328,807
Rigel Pharmaceuticals, Inc.*(a) 4,081 159,649
Rocket Pharmaceuticals, Inc.* 19,975 68,315
SAB Biotherapeutics, Inc.* 9,388 36,613
Sagimet Biosciences, Inc.,
Class A* 12,962 100,196
Sana Biotechnology, Inc.*(a) 40,841 142,535
Sarepta Therapeutics, Inc.* 22,975 412,861
Savara, Inc.* 33,911 208,892
Scholar Rock Holding
Corp.*(a) 24,219 1,332,045
SELLAS Life Sciences Group,
Inc.*(a) 40,583 599,005
Shattuck Labs, Inc.* 13,834 96,008
Sionna Therapeutics, Inc.*(a) 4,121 181,283
Solid Biosciences, Inc.*(a) 17,449 174,316
Spruce Biosciences, Inc.* 604 32,616
Spyre Therapeutics, Inc.*(a) 16,161 1,434,774
Stoke Therapeutics, Inc.*(a) 12,209 399,478
Surrozen, Inc.* 1,509 39,159
Sutro Biopharma, Inc.* 3,561 118,225
Syndax Pharmaceuticals,
Inc.*(a) 18,963 414,531
Tango Therapeutics, Inc.*(a) 30,977 968,341
Taysha Gene Therapies,
Inc.*(a) 53,065 361,373
Tectonic Therapeutic, Inc.*(a) 2,061 70,847
Tenax Therapeutics, Inc.* 5,575 81,116
TG Therapeutics, Inc.* 31,603 1,736,269
Tonix Pharmaceuticals Holding
Corp.*(a) 3,624 46,242
Travere Therapeutics, Inc.* 19,400 1,102,114
TriSalus Life Sciences, Inc.*(a) 9,775 44,476
Twist Bioscience Corp.* 13,484 1,387,234
Tyra Biosciences, Inc.*(a) 8,198 261,844
Ultragenyx Pharmaceutical,
Inc.* 21,313 711,641
Unicycive Therapeutics, Inc.* 5,353 25,106
Upstream Bio, Inc.*(a) 6,522 45,132
UroGen Pharma Ltd.*(a) 9,417 346,546
Vanda Pharmaceuticals, Inc.* 9,466 57,932
Vaxcyte, Inc.*(a) 29,073 1,690,013
Vera Therapeutics, Inc., Class
A* 13,806 592,415

NVIT Small Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 109
Common Stocks
Shares Value ($)
Biotechnology
Veracyte, Inc.* 17,562 1,031,416
Verastem, Inc.* 17,450 66,659
Vericel Corp.* 10,944 486,899
Vir Biotechnology, Inc.* 27,287 278,055
Viridian Therapeutics, Inc.*(a) 19,941 366,316
Vor BioPharma, Inc.*(a) 8,627 158,823
Voyager Therapeutics, Inc.* 11,606 40,621
Whitehawk Therapeutics, Inc.* 7,328 33,562
X4 Pharmaceuticals, Inc.* 17,857 83,392
Xencor, Inc.*(a) 15,392 247,811
Xenon Pharmaceuticals, Inc.* 21,269 1,283,797
XOMA Royalty Corp.*(a) 2,002 85,085
Z Squared, Inc.*(a) 9,832 104,023
Zenas Biopharma, Inc.*(a) 6,317 160,325
Zentalis Pharmaceuticals, Inc.* 11,241 54,519
Zura Bio Ltd., Class A* 13,018 76,806
Zymeworks, Inc.* 9,897 258,708
74,566,243
Broadline Retail 0 .1%
1stdibs.com, Inc.* 5,171 25,338
Groupon, Inc., Class A*(a) 4,474 107,645
Kohl's Corp.(a) 24,444 433,148
Pattern Group, Inc., Class A* 7,333 184,718
Savers Value Village, Inc.* 7,359 74,252
825,101
Building Products 1 .1%
Apogee Enterprises, Inc. 4,738 216,716
AZZ, Inc. 6,544 1,014,647
CSW Industrials, Inc.(a) 3,500 974,050
Gibraltar Industries, Inc.* 6,631 299,058
Griffon Corp. 8,419 821,105
Insteel Industries, Inc. 4,162 125,693
Janus International Group,
Inc.* 29,797 165,374
Masterbrand, Inc.*(a) 44,874 461,754
Quanex Building Products
Corp.(a) 10,215 190,203
Resideo Technologies, Inc.* 29,832 927,775
Tecnoglass, Inc.(a) 5,705 267,051
UFP Industries, Inc. 12,507 1,134,885
Zurn Elkay Water Solutions
Corp. 32,793 1,657,030
8,255,341
Capital Markets 1 .8%
Acadian Asset Management,
Inc.(a) 6,201 443,496
AlTi Global, Inc.*(a) 12,621 45,562
Artisan Partners Asset
Management, Inc., Class
A(a) 14,267 492,639
Bakkt, Inc., Class A*(a) 7,270 56,779
BGC Group, Inc., Class A 83,318 890,669
BRC Group Holdings, Inc.* 5,691 45,756
Chaince Digital Holdings,
Inc.*(a) 15,090 65,943
Cohen & Steers, Inc.(a) 6,418 488,667
DigitalBridge Group, Inc. 39,016 615,672
Donnelley Financial Solutions,
Inc.* 5,503 230,851
GCM Grosvenor, Inc., Class A 13,738 168,977
Common Stocks
Shares Value ($)
Capital Markets
Gemini Space Station, Inc.,
Class A* 9,885 42,110
Innventure, Inc.*(a) 12,746 64,622
Marex Group plc 13,657 832,394
MarketWise, Inc. 603 10,758
Miami International Holdings,
Inc.* 16,663 619,197
Moelis & Co., Class A 10,113 661,592
Open Lending Corp.* 24,561 76,385
Patria Investments Ltd., Class
A(a) 15,466 169,817
Perella Weinberg Partners,
Class A 15,837 252,758
Piper Sandler Cos. 15,635 1,131,036
PJT Partners, Inc., Class A(a) 5,481 827,302
Ridgepost Capital, Inc., Class
A(a) 13,686 107,709
Silvercrest Asset Management
Group, Inc., Class A 1,945 19,664
StepStone Group, Inc., Class
A 15,780 652,661
StoneX Group, Inc.*(a) 15,938 1,888,653
Value Line, Inc. 139 5,627
Victory Capital Holdings, Inc.,
Class A(a) 9,510 799,411
Virtus Investment Partners,
Inc.(a) 1,648 236,488
Wealthfront Corp.* 8,704 77,814
Webull Corp.*(a) 72,845 474,949
Westwood Holdings Group,
Inc. 2,149 41,175
WisdomTree, Inc.(a) 30,162 510,944
13,048,077
Chemicals 1 .8%
AdvanSix, Inc. 6,017 119,618
Alto Ingredients, Inc.* 16,349 93,189
Ashland, Inc.(a) 10,052 662,326
ASP Isotopes, Inc.*(a) 25,800 160,476
Aspen Aerogels, Inc.* 13,935 88,348
Avient Corp. 20,224 747,479
Balchem Corp. 7,103 1,200,052
Cabot Corp.(a) 11,404 1,035,711
Chemours Co. (The) 33,281 682,926
Core Molding Technologies,
Inc.* 1,850 43,660
Ecovyst, Inc.* 22,359 278,370
Flotek Industries, Inc.*(a) 3,309 77,828
FMC Corp. 28,258 324,967
Hawkins, Inc. 4,257 604,920
HB Fuller Co. 12,120 706,475
Huntsman Corp. 36,242 384,890
Ingevity Corp.* 7,661 572,047
Innospec, Inc. 5,557 452,284
Intrepid Potash, Inc.* 2,494 81,753
Koppers Holdings, Inc.(a) 4,054 182,025
Kronos Worldwide, Inc. 3,942 24,953
LSB Industries, Inc.* 13,331 144,108
Mativ Holdings, Inc. 12,546 94,973
Minerals Technologies, Inc. 6,751 499,371
Orion SA 12,765 84,632
Perimeter Solutions, Inc.* 33,036 1,177,733

110 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Chemicals
PureCycle Technologies,
Inc.*(a) 32,362 262,456
Quaker Chemical Corp.(a) 3,001 476,769
Rayonier Advanced Materials,
Inc.*(a) 13,098 102,950
Sensient Technologies Corp.
(a) 9,378 1,156,214
Solesence, Inc.* 625 459
Stepan Co. 4,889 272,415
Trinseo plc∞ 6,312 10
Tronox Holdings plc 26,555 167,297
Valhi, Inc. 582 8,538
12,972,222
Commercial Services & Supplies 1 .5%
ABM Industries, Inc. 13,033 576,580
ACCO Brands Corp. 21,478 89,349
ACV Auctions, Inc., Class A* 37,965 272,968
BrightView Holdings, Inc.* 15,908 225,416
Brink's Co. (The)(a) 9,058 855,890
Casella Waste Systems, Inc.,
Class A*(a) 13,866 1,344,586
Cimpress plc*(a) 3,659 372,120
Civeo Corp.* 2,306 80,710
CompX International, Inc. 302 7,520
CoreCivic, Inc.* 21,790 661,980
Deluxe Corp.(a) 10,171 242,884
Ennis, Inc. 5,823 123,739
Enviri Corp.* 5,740 125,993
GEO Group, Inc. (The)* 27,881 823,884
Healthcare Services Group,
Inc.* 15,458 379,648
HNI Corp.(a) 15,730 635,649
Interface, Inc., Class A(a) 12,602 451,656
Liquidity Services, Inc.* 5,261 205,810
MillerKnoll, Inc. 15,511 317,355
Mobile Infrastructure Corp.,
Class A* 149 206
NLI Holdings, Inc. 1,817 10,811
Onterris, Inc.*(a) 7,575 153,091
OPENLANE, Inc.* 23,705 977,594
Perma-Fix Environmental
Services, Inc.*(a) 3,635 51,944
Pitney Bowes, Inc. 16,927 296,561
Quad/Graphics, Inc. 7,958 67,086
UniFirst Corp. 3,226 853,148
Vestis Corp.*(a) 20,780 301,726
Virco Mfg. Corp. 166 1,019
10,506,923
Communications Equipment 1 .1%
ADTRAN Holdings, Inc.*(a) 17,152 238,413
Aviat Networks, Inc.* 2,744 60,917
BK Technologies Corp.* 624 53,652
Calix, Inc.* 12,622 471,053
Clearfield, Inc.*(a) 2,675 106,438
Digi International, Inc.*(a) 8,105 607,470
Extreme Networks, Inc.* 28,209 913,125
Harmonic, Inc.* 24,618 402,012
Inseego Corp.*(a) 3,183 32,880
KVH Industries, Inc.* 2,696 26,717
Lantronix, Inc.* 8,116 47,722
NETGEAR, Inc.* 5,636 131,601
Common Stocks
Shares Value ($)
Communications Equipment
NetScout Systems, Inc.* 15,895 692,227
Ondas, Inc.*(a) 105,542 869,666
Ribbon Communications, Inc.* 19,188 44,900
Viasat, Inc.*(a) 27,574 2,476,421
Vistance Networks, Inc. 48,393 618,463
7,793,677
Construction & Engineering 1 .9%
Ameresco, Inc., Class A* 7,314 201,866
Arcosa, Inc. 10,796 1,568,551
Argan, Inc. 2,987 2,385,269
Bowman Consulting Group
Ltd., Class A* 2,933 85,644
Cardinal Infrastructure Group,
Inc., Class A*(a) 3,788 356,830
Centuri Holdings, Inc.* 19,135 578,642
Concrete Pumping Holdings,
Inc.*(a) 4,980 60,009
Construction Partners, Inc.,
Class A*(a) 10,473 1,243,878
Fluor Corp.* 31,272 1,638,340
Granite Construction, Inc.(a) 9,742 1,540,015
INNOVATE Corp.* 1,207 22,535
Legence Corp., Class A* 12,763 1,087,790
Limbach Holdings, Inc.*(a) 2,464 189,728
Matrix Service Co.* 6,180 84,666
MYR Group, Inc.* 3,406 1,704,362
NWPX Infrastructure, Inc.* 2,121 318,023
Orion Group Holdings, Inc.* 8,768 147,478
Southland Holdings, Inc.* 80 53
Tutor Perini Corp. 9,978 827,875
14,041,554
Construction Materials 0 .2%
Knife River Corp.*(a) 12,587 1,052,903
Smith-Midland Corp.* 499 14,471
Titan America SA(a) 5,885 109,814
United States Lime & Minerals,
Inc. 2,414 252,673
1,429,861
Consumer Finance 1 .1%
Atlanticus Holdings Corp.* 1,188 121,473
Bread Financial Holdings, Inc. 3,554 385,076
Consumer Portfolio Services,
Inc.* 2,448 23,488
Dave, Inc.*(a) 2,237 833,484
Encore Capital Group, Inc.*(a) 4,778 445,740
Enova International, Inc.*(a) 5,345 1,286,702
FirstCash Holdings, Inc.(a) 9,050 1,957,696
Green Dot Corp., Class A* 12,631 170,645
Happen, Inc.* 25,260 523,892
Jefferson Capital, Inc. 5,395 105,041
LendingTree, Inc.* 2,598 115,065
Medallion Financial Corp.(a) 4,895 49,978
Navient Corp.(a) 10,041 85,449
Nelnet, Inc., Class A 3,432 457,588
NerdWallet, Inc., Class A* 5,112 47,286
Oportun Financial Corp.* 10,513 60,029
OppFi, Inc.*(a) 6,020 59,779
PRA Group, Inc.* 8,542 162,212
PROG Holdings, Inc. 9,044 421,541
Regional Management Corp. 2,214 91,217

NVIT Small Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 111
Common Stocks
Shares Value ($)
Consumer Finance
Upstart Holdings, Inc.*(a) 18,474 654,534
World Acceptance Corp.* 571 127,807
8,185,722
Consumer Staples Distribution & Retail 0 .5%
Andersons, Inc. (The) 7,324 500,961
Chefs' Warehouse, Inc. (The)* 8,076 776,103
Grocery Outlet Holding
Corp.*(a) 20,855 208,133
HF Foods Group, Inc.* 248 350
Ingles Markets, Inc., Class A 3,302 292,491
Natural Grocers by Vitamin
Cottage, Inc.(a) 2,913 90,361
PriceSmart, Inc.(a) 5,764 1,125,940
United Natural Foods, Inc.*(a) 13,283 606,635
Village Super Market, Inc.,
Class A(a) 2,060 86,891
Weis Markets, Inc. 2,628 205,799
Yesway, Inc., Class A*(a) 3,387 68,756
3,962,420
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 30,798 145,983
Greif, Inc., Class A 5,438 405,076
Greif, Inc., Class B(a) 1,031 96,440
Myers Industries, Inc.(a) 8,347 294,733
O-I Glass, Inc.* 34,067 328,065
Ranpak Holdings Corp., Class
A* 11,432 83,568
TriMas Corp. 6,042 272,071
1,625,936
Distributors 0 .1%
GigaCloud Technology, Inc.,
Class A*(a) 5,713 180,531
Gold.com, Inc. 4,477 186,288
Weyco Group, Inc. 1,090 42,869
409,688
Diversified Consumer Services 1 .1%
American Public Education,
Inc.*(a) 4,090 219,633
Carriage Services, Inc., Class
A 3,218 123,378
Coursera, Inc.* 48,845 275,486
Covista, Inc.* 7,500 934,950
Driven Brands Holdings,
Inc.*(a) 13,489 188,037
Frontdoor, Inc.* 15,586 1,209,318
Graham Holdings Co., Class B 706 805,842
KinderCare Learning Cos.,
Inc.* 5,879 24,986
Laureate Education, Inc.* 26,910 977,371
Lincoln Educational Services
Corp.* 6,746 336,625
Matthews International Corp.,
Class A(a) 7,055 189,921
McGraw Hill, Inc.* 5,749 54,443
OneSpaWorld Holdings Ltd. 19,779 558,559
Perdoceo Education Corp. 12,608 403,456
Phoenix Education Partners,
Inc. 1,317 43,263
Strategic Education, Inc. 4,896 375,132
Stride, Inc.* 9,184 792,028
Common Stocks
Shares Value ($)
Diversified Consumer Services
Universal Technical Institute,
Inc.* 10,311 441,001
7,953,429
Diversified REITs 0 .5%
AH Realty Trust, Inc. 16,089 113,910
Alpine Income Property Trust,
Inc. 3,451 71,643
American Assets Trust, Inc. 11,356 280,380
Broadstone Net Lease, Inc.(a) 43,420 897,491
CTO Realty Growth, Inc. 7,336 157,797
Essential Properties Realty
Trust, Inc.(a) 48,216 1,439,248
Gladstone Commercial Corp.
(a) 10,909 134,181
Global Net Lease, Inc. 41,735 373,111
Modiv Industrial, Inc., Class C 2,469 42,960
3,510,721
Diversified Telecommunication Services 0 .5%
Anterix, Inc.* 2,527 260,129
ATN International, Inc. 2,097 55,550
Bandwidth, Inc., Class A* 6,628 419,552
Cogent Communications
Holdings, Inc.(a) 10,925 151,639
IDT Corp., Class B 3,591 208,853
Liberty Capital Corp., Class A* 892 19,535
Liberty Capital Corp., Class C* 7,181 154,822
Liberty Latin America Ltd.,
Class A* 8,453 66,272
Liberty Latin America Ltd.,
Class C*(a) 24,736 192,693
Lumen Technologies, Inc.* 211,103 1,621,271
Shenandoah
Telecommunications Co. 10,806 162,954
Uniti Group, Inc.(a) 36,521 418,896
3,732,166
Electric Utilities 0 .6%
Genie Energy Ltd., Class B 4,962 71,701
Hawaiian Electric Industries,
Inc.*(a) 35,696 482,967
MGE Energy, Inc.(a) 7,988 651,341
Otter Tail Corp. 8,518 766,450
Portland General Electric
Co.(a) 26,218 1,358,879
TXNM Energy, Inc. 22,673 1,287,373
4,618,711
Electrical Equipment 1 .3%
Allient, Inc. 3,303 339,978
American Superconductor
Corp.*(a) 10,075 418,213
Amprius Technologies, Inc.* 29,415 407,692
Array Technologies, Inc.*(a) 29,794 220,774
Atkore, Inc. 7,400 562,696
Babcock & Wilcox Enterprises,
Inc.* 28,845 406,715
ChargePoint Holdings, Inc.*(a) 5,239 30,962
Energous Corp.* 1,007 24,218
Energy Vault Holdings, Inc.* 30,906 145,567
EnerSys 8,111 1,896,514
Enovix Corp.*(a) 43,786 265,781

112 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Electrical Equipment
Eos Energy Enterprises,
Inc.*(a) 73,825 434,091
Espey Mfg. & Electronics
Corp. 460 30,981
Fluence Energy, Inc.*(a) 19,512 387,899
FuelCell Energy, Inc.* 12,044 433,704
GrafTech International Ltd.* 3,812 22,529
Hyliion Holdings Corp.*(a) 28,465 148,303
LSI Industries, Inc.(a) 7,290 193,768
NANO Nuclear Energy, Inc.*(a) 9,669 204,403
Net Power, Inc.* 7,516 12,552
NuScale Power Corp., Class
A*(a) 70,046 702,561
Plug Power, Inc.*(a) 296,100 802,431
Power Solutions International,
Inc.* 1,706 66,346
Preformed Line Products Co. 561 230,324
SES AI Corp.*(a) 55,660 53,445
Shoals Technologies Group,
Inc., Class A* 37,759 373,814
Sunrun, Inc.* 50,657 677,791
Tigo Energy, Inc.* 8,871 20,669
9,514,721
Electronic Equipment, Instruments & Components 2 .7%
908 Devices, Inc.*(a) 6,137 53,392
Aeva Technologies, Inc.*(a) 6,239 179,184
Arlo Technologies, Inc.*(a) 23,900 322,172
Badger Meter, Inc.(a) 6,427 953,638
Bel Fuse, Inc., Class A 355 103,387
Bel Fuse, Inc., Class B(a) 2,659 885,553
Belden, Inc. 8,516 1,021,154
Benchmark Electronics, Inc. 7,844 773,968
Climb Global Solutions, Inc. 3,845 89,242
Crane NXT Co.(a) 10,809 552,988
CTS Corp. 6,073 395,899
Daktronics, Inc.*(a) 8,854 173,184
ePlus, Inc. 5,880 489,392
Evolv Technologies Holdings,
Inc.*(a) 36,297 210,523
Forward Industries, Inc.*(a) 13,690 57,772
Frequency Electronics, Inc.* 1,505 99,857
Insight Enterprises, Inc.* 6,306 768,071
Itron, Inc.* 9,544 825,842
Kimball Electronics, Inc.* 5,412 138,547
Knowles Corp.* 18,547 769,330
LightPath Technologies, Inc.,
Class A* 12,293 200,991
Lightwave Logic, Inc.* 35,695 337,675
Methode Electronics, Inc. 7,592 144,020
Mirion Technologies, Inc.,
Class A*(a) 52,077 933,741
M-Tron Industries, Inc.*(a) 903 89,533
Napco Security Technologies,
Inc.(a) 7,635 289,977
nLight, Inc.* 12,380 861,896
Novanta, Inc.* 7,843 1,272,448
OSI Systems, Inc.*(a) 3,457 756,046
Ouster, Inc.* 13,522 845,395
PC Connection, Inc. 2,968 216,634
Plexus Corp.* 5,896 1,772,750
Powerfleet, Inc. NJ*(a) 29,247 112,016
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
RF Industries Ltd.* 1,885 39,981
Richardson Electronics Ltd. 2,810 53,418
Rogers Corp.* 3,966 649,353
ScanSource, Inc.* 5,423 282,484
SmartRent, Inc., Class A* 36,151 43,020
Syntec Optics Holdings,
Inc.*(a) 1,654 20,592
Unusual Machines, Inc.*(a) 10,144 226,211
Vishay Intertechnology, Inc.(a) 26,848 1,443,885
Vishay Precision Group, Inc.* 2,710 406,256
Vuzix Corp.*(a) 16,744 48,558
19,909,975
Energy Equipment & Services 2 .3%
Archrock, Inc. 38,059 1,549,382
Atlas Energy Solutions, Inc.,
Class A(a) 18,413 305,840
Borr Drilling Ltd.*(a) 52,815 218,126
Bristow Group, Inc., Class A 5,604 231,557
Cactus, Inc., Class A 15,191 778,235
Core Laboratories, Inc.(a) 10,378 120,904
Energy Services of America
Corp. 3,089 59,741
Expro Group Holdings NV*(a) 18,434 272,270
Flowco Holdings, Inc., Class A 7,913 168,863
Forum Energy Technologies,
Inc.* 2,436 122,360
Helix Energy Solutions Group,
Inc.* 30,971 270,687
Helmerich & Payne, Inc. 21,334 698,475
HMH Holding, Inc., Class A* 2,306 43,214
Innovex International, Inc.* 10,061 249,513
Kodiak Gas Services, Inc. 21,996 1,652,560
Liberty Energy, Inc., Class A(a) 35,061 918,248
Nabors Industries Ltd.* 3,230 271,352
National Energy Services
Reunited Corp.* 13,755 411,687
Natural Gas Services Group,
Inc. 2,476 106,815
Noble Corp. plc(a) 27,955 1,042,722
Oceaneering International,
Inc.*(a) 21,868 886,091
Oil States International, Inc.* 13,140 105,251
Patterson-UTI Energy, Inc. 76,391 701,269
ProFrac Holding Corp., Class
A* 5,570 32,362
ProPetro Holding Corp.*(a) 22,241 318,936
Ranger Energy Services, Inc.,
Class A 3,723 59,605
RPC, Inc. 22,765 132,720
SEACOR Marine Holdings,
Inc.* 4,025 30,791
Seadrill Ltd.* 13,647 516,130
Select Water Solutions, Inc.,
Class A 24,605 491,608
Smart Sand, Inc. 6,930 34,719
Solaris Energy Infrastructure,
Inc., Class A 11,597 933,095
TETRA Technologies, Inc.* 28,861 326,995
Tidewater, Inc.* 10,824 721,203
Transocean Ltd.*(a) 214,032 1,046,617

NVIT Small Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Energy Equipment & Services
Valaris Ltd.* 12,488 906,629
16,736,572
Entertainment 0 .7%
AMC Entertainment Holdings,
Inc., Class A* 137,957 262,118
Atlanta Braves Holdings, Inc.,
Class A*(a) 1,409 79,341
Atlanta Braves Holdings, Inc.,
Class C* 10,739 557,354
Cinemark Holdings, Inc. 23,175 735,343
CuriosityStream, Inc.(a) 9,624 25,600
IMAX Corp.* 9,883 393,936
Lionsgate Studios Corp.* 43,245 662,081
Madison Square Garden
Entertainment Corp., Class
A* 8,631 698,161
Marcus Corp. (The) 5,069 118,919
Playtika Holding Corp. 14,289 53,155
Reservoir Media, Inc.*(a) 4,182 41,360
Sphere Entertainment Co.*(a) 6,058 1,048,216
Starz Entertainment Corp.* 2,844 82,078
Stubhub Holdings, Inc., Class
A* 48,192 620,231
5,377,893
Financial Services 2 .0%
Acacia Research Corp.* 8,085 37,676
Alerus Financial Corp. 5,686 176,835
Better Home & Finance
Holding Co.*(a) 1,870 51,425
Bladex, Inc., Class E 6,932 426,110
Burford Capital Ltd. 46,502 190,658
Cannae Holdings, Inc.(a) 8,405 121,032
Cass Information Systems,
Inc.(a) 3,110 159,605
Compass Diversified Holdings* 15,412 164,292
Dlocal Ltd., Class A 20,645 268,282
Enact Holdings, Inc.(a) 6,951 317,730
Essent Group Ltd. 20,126 1,293,699
EVERTEC, Inc. 14,158 393,309
Federal Agricultural Mortgage
Corp., Class C(a) 2,110 420,460
Finance of America Cos., Inc.,
Class A* 901 24,796
Flywire Corp.*(a) 26,277 461,687
HA Sustainable Infrastructure
Capital, Inc.(a) 28,145 1,099,062
International Money Express,
Inc.* 6,651 96,107
Jackson Financial, Inc., Class
A 11,166 1,143,287
loanDepot, Inc., Class A*(a) 31,228 39,035
Merchants Bancorp(a) 5,753 287,650
NCR Atleos Corp.* 16,076 697,859
NewtekOne, Inc. 7,241 107,239
NMI Holdings, Inc., Class A* 17,305 711,062
Onity Group, Inc.*(a) 1,622 64,475
Pagseguro Digital Ltd., Class
A(a) 38,278 346,416
Paymentus Holdings, Inc.,
Class A* 13,439 324,686
Payoneer Global, Inc.* 57,565 409,863
Common Stocks
Shares Value ($)
Financial Services
Paysafe Ltd.*(a) 6,476 48,376
Paysign, Inc.* 10,333 84,627
PennyMac Financial Services,
Inc.(a) 6,510 567,021
Priority Technology Holdings,
Inc.*(a) 8,721 58,169
Radian Group, Inc. 30,052 1,132,059
Remitly Global, Inc.* 33,835 758,242
Repay Holdings Corp., Class
A* 10,454 43,907
Security National Financial
Corp., Class A* 4,221 40,902
Sezzle, Inc.*(a) 3,569 612,547
StoneCo Ltd., Class A(a) 50,747 550,097
Velocity Financial, Inc.* 2,876 53,091
Walker & Dunlop, Inc. 7,341 401,553
Waterstone Financial, Inc. 3,805 78,878
14,263,806
Financials 0 .0%
†
Marqeta, Inc., Class A* 80,762 327,894
Food Products 0 .5%
Alico, Inc. 1,161 48,031
B&G Foods, Inc.(a) 17,930 71,361
BRC, Inc., Class A* 22,179 24,619
Cal-Maine Foods, Inc.(a) 9,560 770,154
Del Monte Corp.(a) 7,459 208,181
Dole plc 18,134 248,798
Flowers Foods, Inc. 43,005 339,739
Forafric Global plc*(a) 651 6,562
J & J Snack Foods Corp. 3,386 248,702
John B Sanfilippo & Son, Inc. 1,737 149,365
Lifeway Foods, Inc.*(a) 1,134 33,839
Limoneira Co.(a) 3,158 41,464
Mama's Creations, Inc.*(a) 8,246 147,191
Marzetti Co. (The) 4,270 487,463
Mission Produce, Inc.* 12,438 146,644
Once Upon a Farm PBC* 2,728 55,869
Seneca Foods Corp., Class A* 1,000 173,940
Simply Good Foods Co.
(The)*(a) 18,566 246,556
Utz Brands, Inc. 16,357 125,949
Vital Farms, Inc.*(a) 8,006 93,110
Westrock Coffee Co.*(a) 8,034 65,156
3,732,693
Gas Utilities 1 .0%
Brookfield Infrastructure Corp.,
Class A 27,296 1,050,896
Chesapeake Utilities Corp. 5,157 631,630
New Jersey Resources Corp. 22,632 1,268,297
Northwest Natural Holding Co. 9,268 454,688
ONE Gas, Inc. 13,975 1,077,053
RGC Resources, Inc.(a) 1,454 34,751
Southwest Gas Holdings, Inc. 16,324 1,447,612
Spire, Inc. 12,863 1,004,472
6,969,399
Ground Transportation 0 .4%
ArcBest Corp. 4,896 702,772
Covenant Logistics Group,
Inc., Class A 3,477 153,614
FTAI Infrastructure, Inc.(a) 24,628 114,274

114 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Ground Transportation
Heartland Express, Inc. 5,582 84,958
Hertz Global Holdings, Inc.*(a) 28,418 64,367
Marten Transport Ltd. 13,424 232,906
PAMT Corp.* 602 8,434
Proficient Auto Logistics, Inc.* 4,539 30,911
RXO, Inc.* 36,455 1,005,793
Universal Logistics Holdings,
Inc.(a) 1,510 22,348
Werner Enterprises, Inc. 13,492 588,386
3,008,763
Health Care Equipment & Supplies 2 .6%
Accuray, Inc.* 2,301 593
Acme United Corp. 572 27,296
Alphatec Holdings, Inc.*(a) 27,386 236,889
AngioDynamics, Inc.* 7,690 100,047
Anteris Technologies Global
Corp.*(a) 18,190 179,171
Artivion, Inc.*(a) 10,098 226,902
AtriCure, Inc.*(a) 10,515 294,210
Avanos Medical, Inc.* 10,123 251,860
Axogen, Inc.* 11,386 525,919
Beta Bionics, Inc.*(a) 9,021 141,359
Bioventus, Inc., Class A*(a) 10,692 100,932
Butterfly Network, Inc.*(a) 46,750 393,635
CapsoVision, Inc.*(a) 7,601 57,616
Carlsmed, Inc.* 1,178 12,228
Ceribell, Inc.* 6,099 118,625
Cerus Corp.* 44,223 129,131
ClearPoint Neuro, Inc.*(a) 5,959 106,309
CONMED Corp. 6,879 225,150
CVRx, Inc.* 3,650 18,761
Delcath Systems, Inc.*(a) 5,681 71,524
Dentsply Sirona, Inc. 44,187 468,824
Electromed, Inc.* 1,605 67,891
Embecta Corp.(a) 11,683 38,087
Enovis Corp.* 12,865 266,305
Establishment Labs Holdings,
Inc.* 5,831 500,358
Glaukos Corp.*(a) 12,531 1,751,333
Haemonetics Corp.* 10,239 767,925
Hyperfine, Inc., Class A* 17,381 23,464
ICU Medical, Inc.*(a) 5,352 784,603
Inogen, Inc.* 4,635 29,896
Inspire Medical Systems, Inc.* 6,413 286,084
Integer Holdings Corp.* 7,421 693,492
Integra LifeSciences Holdings
Corp.* 15,127 271,681
iRadimed Corp. 1,829 174,779
IRhythm Holdings, Inc.* 7,106 845,259
Kestra Medical Technologies
Ltd.*(a) 5,892 149,892
KORU Medical Systems, Inc.* 8,439 35,444
Lantheus Holdings, Inc.* 14,182 1,573,351
LeMaitre Vascular, Inc. 4,669 448,037
LENSAR, Inc.* 69 394
LivaNova plc* 12,210 1,004,028
Lucid Diagnostics, Inc.*(a) 31,185 33,368
Merit Medical Systems, Inc.* 12,844 890,603
MiniMed Group, Inc.* 6,582 98,401
Neogen Corp.*(a) 47,618 428,086
NeuroPace, Inc.*(a) 6,136 97,501
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Novocure Ltd.* 22,811 345,587
Omnicell, Inc.*(a) 9,792 406,564
OraSure Technologies, Inc.*(a) 15,628 69,701
Orchestra BioMed Holdings,
Inc.* 8,505 36,699
Orthofix Medical, Inc.* 9,352 85,477
OrthoPediatrics Corp.*(a) 3,799 72,675
Procept Biorobotics Corp.*(a) 12,439 280,873
Pro-Dex, Inc.* 392 22,952
Pulse Biosciences, Inc.*(a) 4,199 116,438
QuidelOrtho Corp.*(a) 15,302 268,014
RxSight, Inc.* 8,361 40,300
Sanara Medtech, Inc.* 487 11,488
Senseonics Holdings, Inc.* 8,652 49,143
Shoulder Innovations, Inc.*(a) 1,949 39,526
SI-BONE, Inc.*(a) 9,709 158,451
Sight Sciences, Inc.*(a) 8,068 43,729
STAAR Surgical Co.*(a) 7,523 215,835
Stereotaxis, Inc.* 13,190 22,687
Strive, Inc., Class A*(a) 14,255 155,522
Tactile Systems Technology,
Inc.* 5,097 151,789
Tandem Diabetes Care,
Inc.*(a) 15,455 233,216
TransMedics Group, Inc.*(a) 7,400 491,508
UFP Technologies, Inc.*(a) 1,628 431,632
Utah Medical Products, Inc. 648 44,699
Varex Imaging Corp.* 9,539 99,492
18,841,240
Health Care Providers & Services 2 .9%
Acadia Healthcare Co., Inc.* 20,065 592,519
Accendra Health, Inc.* 14,696 50,260
AdaptHealth Corp., Class A* 22,805 237,628
Addus HomeCare Corp.* 4,100 411,927
agilon health, Inc.* 2,778 297,746
AirSculpt Technologies,
Inc.*(a) 4,032 18,144
Alignment Healthcare, Inc.* 39,133 931,757
AMN Healthcare Services,
Inc.* 8,729 282,558
Ardent Health, Inc.* 4,823 47,458
Astrana Health, Inc.*(a) 9,779 453,843
Aveanna Healthcare Holdings,
Inc.* 17,430 149,375
BrightSpring Health Services,
Inc.*(a) 35,600 2,482,744
Brookdale Senior Living,
Inc.*(a) 52,148 839,061
Castle Biosciences, Inc.* 6,634 158,221
Clover Health Investments
Corp., Class A*(a) 92,812 486,335
Community Health Systems,
Inc.*(a) 22,652 75,658
Concentra Group Holdings
Parent, Inc.(a) 25,634 762,612
CorVel Corp.*(a) 6,502 406,505
Cross Country Healthcare,
Inc.* 6,274 82,880
Fulgent Genetics, Inc.*(a) 3,998 82,039
GeneDx Holdings Corp., Class
A*(a) 4,453 305,698

NVIT Small Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Health Care Providers & Services
Guardian Pharmacy Services,
Inc., Class A* 3,970 166,224
HealthEquity, Inc.* 18,484 1,669,475
Hims & Hers Health, Inc.*(a) 46,841 1,623,977
Hinge Health, Inc., Class A* 9,093 754,719
InfuSystem Holdings, Inc.* 4,214 40,665
Innovage Holding Corp.* 4,214 49,936
LifeStance Health Group, Inc.* 42,486 455,025
Lumexa Imaging Holdings,
Inc.*(a) 4,713 53,163
National HealthCare Corp.(a) 2,905 614,001
NeoGenomics, Inc.* 28,210 411,584
NRC Health(a) 2,458 53,019
Nutex Health, Inc.*(a) 1,113 190,201
Omada Health, Inc.*(a) 7,908 173,581
Oncology Institute, Inc. (The)* 16,967 92,131
OPKO Health, Inc.*(a) 87,638 131,457
Option Care Health, Inc.* 34,614 725,856
PACS Group, Inc.*(a) 10,017 427,125
Pediatrix Medical Group, Inc.* 17,929 454,142
Pennant Group, Inc. (The)* 7,503 277,236
Privia Health Group, Inc.* 26,028 669,700
Progyny, Inc.*(a) 15,128 436,140
RadNet, Inc.*(a) 15,465 953,727
SBC Medical Group Holdings,
Inc.*(a) 1,977 6,089
Select Medical Holdings Corp. 21,528 355,427
Sonida Senior Living, Inc.* 6,249 254,959
Strata Critical Medical, Inc.*(a) 14,567 76,768
Surgery Partners, Inc.*(a) 17,665 296,772
Talkspace, Inc.* 32,002 166,410
US Physical Therapy, Inc. 3,361 230,833
Viemed Healthcare, Inc.* 7,738 88,213
21,053,523
Health Care REITs 0 .8%
CareTrust REIT, Inc.(a) 49,494 1,997,083
Chiron Real Estate, Inc.(a) 2,715 101,867
Community Healthcare Trust,
Inc.(a) 6,350 116,078
Diversified Healthcare Trust 48,452 450,604
LTC Properties, Inc. 10,883 418,451
National Health Investors, Inc.
(a) 10,644 811,711
National Healthcare
Properties, Inc., Class A* 10,135 148,478
Sabra Health Care REIT, Inc.
(a) 55,945 1,091,487
Sila Realty Trust, Inc. 11,007 334,172
Strawberry Fields REIT, Inc. 1,745 23,994
Universal Health Realty
Income Trust 2,999 131,536
5,625,461
Health Care Technology 0 .3%
Certara, Inc.* 25,951 169,979
Claritev Corp.*(a) 2,124 72,450
Evolent Health, Inc., Class A* 25,421 137,782
HealthStream, Inc. 5,437 148,158
HeartFlow, Inc.*(a) 17,349 509,020
LifeMD, Inc.*(a) 7,304 30,165
Phreesia, Inc.* 11,516 118,500
Schrodinger, Inc.*(a) 12,943 210,324
Common Stocks
Shares Value ($)
Health Care Technology
Simulations Plus, Inc.* 3,826 70,054
Teladoc Health, Inc.*(a) 40,522 343,626
TruBridge, Inc.* 2,408 63,114
Waystar Holding Corp.*(a) 24,161 496,025
2,369,197
Hotel & Resort REITs 0 .8%
Apple Hospitality REIT, Inc. 50,459 848,216
Braemar Hotels & Resorts, Inc. 12,891 27,845
Chatham Lodging Trust 6,775 89,633
DiamondRock Hospitality Co. 45,784 557,649
Park Hotels & Resorts, Inc.(a) 42,347 603,445
Pebblebrook Hotel Trust(a) 22,699 440,588
RLJ Lodging Trust(a) 28,792 341,185
Ryman Hospitality Properties,
Inc.(a) 13,751 1,767,691
Service Properties Trust(a) 130,063 219,806
Summit Hotel Properties, Inc.
(a) 23,771 166,635
Sunstone Hotel Investors, Inc. 40,219 460,507
Xenia Hotels & Resorts, Inc.(a) 21,334 434,360
5,957,560
Hotels, Restaurants & Leisure 2 .0%
Accel Entertainment, Inc.,
Class A* 11,193 141,144
Bally's Corp.*(a) 2,163 29,655
Biglari Holdings, Inc., Class A* 12 25,256
Biglari Holdings, Inc., Class B* 146 62,200
BJ's Restaurants, Inc.* 4,302 261,282
Black Rock Coffee Bar, Inc.,
Class A* 2,948 24,439
Bloomin' Brands, Inc. 19,366 177,005
Brightstar Lottery plc(a) 20,431 219,020
Brinker International, Inc.* 9,451 1,587,768
Cheesecake Factory, Inc.
(The)(a) 10,330 821,648
Cracker Barrel Old Country
Store, Inc.(a) 5,077 270,604
Dave & Buster's
Entertainment, Inc.* 6,312 71,957
Dine Brands Global, Inc.(a) 2,657 95,386
El Pollo Loco Holdings, Inc.* 6,630 112,445
First Watch Restaurant Group,
Inc.* 13,649 175,936
Genius Sports Ltd.*(a) 52,831 320,156
Global Business Travel Group
I* 28,163 264,451
Hilton Grand Vacations, Inc.* 12,405 649,650
Inspired Entertainment, Inc.* 5,221 43,073
Jack in the Box, Inc.*(a) 3,633 57,438
Krispy Kreme, Inc.*(a) 17,909 63,219
Kura Sushi USA, Inc., Class
A*(a) 1,419 81,678
Life Time Group Holdings,
Inc.* 31,957 1,305,124
Lindblad Expeditions Holdings,
Inc.*(a) 11,244 317,530
Marriott Vacations Worldwide
Corp. 6,125 624,015
Monarch Casino & Resort, Inc. 2,712 356,926
Nathan's Famous, Inc. 539 54,762
Navan, Inc., Class A*(a) 22,061 504,535

116 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Papa John's International, Inc.
(a) 7,396 271,951
Penn Entertainment, Inc.* 27,941 596,820
Portillo's, Inc., Class A*(a) 15,889 75,314
Pursuit Attractions and
Hospitality, Inc.* 4,774 267,201
RCI Hospitality Holdings, Inc. 1,459 39,860
Red Rock Resorts, Inc., Class
A(a) 10,675 694,515
Rush Street Interactive, Inc.* 21,504 639,529
Sabre Corp.*(a) 75,786 158,393
Serve Robotics, Inc.*(a) 16,426 108,083
Shake Shack, Inc., Class A* 8,468 474,377
SHARPLINK, Inc.*(a) 41,851 200,885
Six Flags Entertainment
Corp.*(a) 20,845 443,998
Super Group SGHC Ltd.(a) 36,460 494,033
Sweetgreen, Inc., Class A*(a) 23,611 208,013
Target Hospitality Corp.* 9,162 186,538
United Parks & Resorts,
Inc.*(a) 4,465 213,159
Venu Holding Corp.* 10,096 22,918
Wendy's Co. (The)(a) 36,209 300,173
Xponential Fitness, Inc., Class
A*(a) 7,868 54,447
14,168,509
Household Durables 1 .6%
Beazer Homes USA, Inc.*(a) 5,543 155,481
Cavco Industries, Inc.* 1,704 1,046,904
Century Communities, Inc.(a) 5,467 391,765
Champion Homes, Inc.* 12,078 1,064,313
Cricut, Inc., Class A(a) 13,125 57,619
Dream Finders Homes, Inc.,
Class A*(a) 6,009 103,715
Ethan Allen Interiors, Inc. 5,425 121,195
Flexsteel Industries, Inc. 734 54,668
GoPro, Inc., Class A* 30,681 23,870
Green Brick Partners, Inc.* 6,424 514,177
Hamilton Beach Brands
Holding Co., Class A 1,335 30,745
Helen of Troy Ltd.* 5,154 149,827
Hovnanian Enterprises, Inc.,
Class A* 988 140,701
Installed Building Products,
Inc.(a) 5,179 1,190,341
KB Home 13,413 839,520
La-Z-Boy, Inc. 8,985 360,478
Legacy Housing Corp.*(a) 1,422 37,356
Leggett & Platt, Inc. 30,371 355,644
LGI Homes, Inc.* 4,580 291,654
Lifetime Brands, Inc. 2,607 22,238
Lovesac Co. (The)* 2,656 44,329
M/I Homes, Inc.* 5,570 895,600
Meritage Homes Corp. 14,594 1,223,707
Newell Brands, Inc. 92,815 569,884
Sonos, Inc.*(a) 25,855 349,818
Taylor Morrison Home Corp.,
Class A* 20,734 1,487,457
XMAX, Inc.* 13,661 124,179
11,647,185
Common Stocks
Shares Value ($)
Household Products 0 .3%
Central Garden & Pet Co.* 2,110 93,557
Central Garden & Pet Co.,
Class A* 10,833 419,996
Energizer Holdings, Inc. 13,877 297,523
Oil-Dri Corp. of America 2,172 222,000
Spectrum Brands Holdings,
Inc.(a) 5,006 429,264
WD-40 Co. 2,942 716,789
2,179,129
Independent Power and Renewable Electricity Producers
0 .2%
Hallador Energy Co.* 7,817 135,938
Montauk Renewables, Inc.*(a) 15,729 24,537
Ormat Technologies, Inc. 13,638 1,485,178
1,645,653
Industrial Conglomerates 0 .1%
Brookfield Business Corp.,
Class A 15,307 456,914
Industrial REITs 0 .4%
Industrial Logistics Properties
Trust 12,645 112,161
Innovative Industrial
Properties, Inc. 6,495 402,560
LXP Industrial Trust 13,045 702,865
One Liberty Properties, Inc.(a) 4,151 101,367
Terreno Realty Corp. 23,421 1,516,978
2,835,931
Insurance 2 .1%
Abacus Global Management,
Inc.(a) 5,566 59,612
Accelerant Holdings, Class A* 13,540 158,689
American Coastal Insurance
Corp. 7,857 87,213
American Integrity Insurance
Group, Inc. 3,302 62,177
AMERISAFE, Inc. 4,971 168,169
Ategrity Specialty Holdings
LLC* 2,233 53,681
Baldwin Insurance Group, Inc.
(The), Class A*(a) 21,209 563,735
Bowhead Specialty Holdings,
Inc.* 4,179 125,077
Citizens, Inc., Class A*(a) 12,571 72,158
CNO Financial Group, Inc. 20,764 1,058,549
Crawford & Co., Class A 7,159 80,682
Donegal Group, Inc., Class A 5,615 105,899
Employers Holdings, Inc. 3,649 184,202
Exzeo Group, Inc.* 1,479 24,951
F&G Annuities & Life, Inc.(a) 7,944 211,231
Genworth Financial, Inc.,
Class A* 77,715 735,961
Goosehead Insurance, Inc.,
Class A* 5,254 254,819
Greenlight Capital Re Ltd.,
Class A* 6,481 104,863
Hamilton Insurance Group
Ltd., Class B 11,410 387,255
HCI Group, Inc. 2,483 435,146
Heritage Insurance Holdings,
Inc.* 5,531 144,248

NVIT Small Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Insurance
Hippo Holdings, Inc.* 4,654 131,522
Horace Mann Educators Corp. 8,505 439,283
Investors Title Co.(a) 360 98,525
James River Group Holdings,
Inc. 11,446 50,362
Kemper Corp. 10,524 283,727
Kestrel Group Ltd.* 167 1,503
Kingstone Cos., Inc. 3,089 58,784
Kingsway Corp.* 4,380 45,640
Lemonade, Inc.*(a) 15,639 1,017,317
MBIA, Inc.* 11,412 74,406
Mercury General Corp. 6,165 657,312
Neptune Insurance Holdings,
Inc., Class A*(a) 8,579 270,239
NI Holdings, Inc.* 1,529 24,021
Octave Specialty Group, Inc.* 8,414 52,503
Oscar Health, Inc., Class A* 52,665 1,502,006
Palomar Holdings, Inc.* 5,814 734,831
Pelagos Insurance Capital Ltd. 10,670 259,814
Root, Inc., Class A*(a) 2,935 164,125
Safety Insurance Group, Inc. 3,606 269,945
Selective Insurance Group,
Inc. 13,726 1,331,559
SiriusPoint Ltd.*(a) 13,275 318,600
Skyward Specialty Insurance
Group, Inc.* 9,505 554,617
Slide Insurance Holdings, Inc.* 14,941 289,407
Stewart Information Services
Corp. 7,065 466,431
Tiptree, Inc., Class A 5,901 105,746
Trupanion, Inc.*(a) 7,691 190,506
United Fire Group, Inc. 5,075 266,133
Universal Insurance Holdings,
Inc. 5,927 245,141
14,982,322
Interactive Media & Services 0 .5%
Angi, Inc., Class A* 7,046 41,924
Arena Group Holdings, Inc.
(The)* 371 308
Bumble, Inc., Class A* 22,346 71,507
Cargurus, Inc., Class A* 16,213 552,701
Cars.com, Inc.*(a) 7,626 83,428
EverQuote, Inc., Class A* 5,551 132,058
fuboTV, Inc., Class A*(a) 7,007 64,464
Grindr, Inc.* 4,376 62,883
MediaAlpha, Inc., Class A* 6,371 80,084
Nextdoor Holdings, Inc.* 51,643 117,230
QuinStreet, Inc.* 12,143 177,895
RUM Group, Inc.*(a) 25,076 158,982
Shutterstock, Inc. 5,937 82,821
Taboola.com Ltd.* 28,706 143,530
Teads Holding Co.* 1,225 940
TripAdvisor, Inc.*(a) 25,258 346,287
Trump Media & Technology
Group Corp., Class A*(a) 35,877 277,688
Webtoon Entertainment,
Inc.*(a) 5,140 58,699
Yelp, Inc., Class A*(a) 11,556 283,353
Ziff Davis, Inc.*(a) 7,725 404,558
ZipRecruiter, Inc., Class A*(a) 13,366 50,123
Common Stocks
Shares Value ($)
Interactive Media & Services
ZoomInfo Technologies, Inc.,
Class A* 55,866 163,687
3,355,150
IT Services 0 .4%
Backblaze, Inc., Class A* 13,116 208,020
BigBear.ai Holdings, Inc.*(a) 109,124 400,485
Brand Engagement Network,
Inc.*(a) 1,040 17,794
Commerce.com, Inc., Series
1* 18,126 53,653
Crexendo, Inc.* 4,056 30,298
CSP, Inc. 72 572
DXC Technology Co.* 40,332 356,938
Everforth, Inc.* 9,385 167,710
Fastly, Inc., Class A* 33,333 611,994
Globant SA*(a) 9,831 284,509
Grid Dynamics Holdings, Inc.* 16,469 93,544
Hackett Group, Inc. (The)(a) 4,845 52,181
Information Services Group,
Inc.(a) 11,224 46,131
Rackspace Technology, Inc.* 19,964 130,365
SharonAI Holdings, Inc.*(a) 973 82,374
TSS, Inc.*(a) 5,935 73,001
Tucows, Inc., Class A* 1,339 18,036
Unisys Corp.* 17,176 62,864
Whitefiber, Inc.*(a) 2,591 100,660
2,791,129
Leisure Products 0 .5%
Acushnet Holdings Corp. 6,147 728,604
American Outdoor Brands,
Inc.* 140 1,644
Callaway Golf Co.* 30,563 574,279
Escalade, Inc. 1,714 32,189
Funko, Inc., Class A*(a) 9,756 57,365
JAKKS Pacific, Inc.(a) 2,215 51,565
Johnson Outdoors, Inc., Class
A 1,408 64,824
Latham Group, Inc.* 10,012 64,778
Malibu Boats, Inc., Class A* 4,334 118,882
MasterCraft Boat Holdings,
Inc.*(a) 4,032 104,106
Peloton Interactive, Inc., Class
A* 87,858 519,241
Polaris, Inc. 12,078 826,618
Smith & Wesson Brands, Inc. 10,015 150,626
Sturm Ruger & Co., Inc. 3,130 118,470
Tron, Inc.* 13,837 22,277
3,435,468
Life Sciences Tools & Services 0 .5%
10X Genomics, Inc., Class
A*(a) 26,106 1,000,904
Adaptive Biotechnologies
Corp.* 33,411 716,666
Alamar Biosciences, Inc.* 2,910 78,832
Alpha Teknova, Inc.* 2,070 11,758
Azenta, Inc.*(a) 9,318 237,795
BioLife Solutions, Inc.* 8,883 250,856
Codexis, Inc.* 17,616 39,812
CryoPort, Inc.* 10,974 172,292
Cytek Biosciences, Inc.* 26,860 118,990

118 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Fortrea Holdings, Inc.* 21,440 373,056
Ginkgo Bioworks Holdings,
Inc.*(a) 10,645 105,492
Lifecore Biomedical, Inc.* 4,790 25,147
Maravai LifeSciences
Holdings, Inc., Class A* 25,643 160,012
Mesa Laboratories, Inc. 1,114 110,899
Nautilus Biotechnology, Inc.,
Class A* 11,163 20,875
OmniAb, Inc.* 21,229 52,223
Pacific Biosciences of
California, Inc.*(a) 63,016 105,867
Personalis, Inc.* 15,074 201,992
Quanterix Corp.* 8,179 35,333
3,818,801
Machinery 3 .3%
3D Systems Corp.*(a) 32,499 98,147
Aebi Schmidt Holding AG 8,322 104,441
AirJoule Technologies Corp.* 5,733 31,761
Alamo Group, Inc. 2,236 367,800
Albany International Corp.,
Class A 6,224 463,688
Alliance Laundry Holdings,
Inc.*(a) 9,721 257,801
Astec Industries, Inc. 5,137 314,333
Atmus Filtration Technologies,
Inc. 18,321 934,188
Blue Bird Corp.*(a) 6,891 544,113
CECO Environmental Corp.* 11,474 1,041,151
Columbus McKinnon Corp. 6,516 98,587
Commercial Vehicle Group,
Inc.* 7,939 36,678
Douglas Dynamics, Inc. 5,203 280,702
Elmet Group Co. (The)* 2,074 40,941
Energy Recovery, Inc.* 11,409 102,909
Enerpac Tool Group Corp.,
Class A 10,877 390,049
Enpro, Inc. 4,702 1,772,325
ESCO Technologies, Inc. 5,760 2,016,230
Federal Signal Corp.(a) 13,259 1,703,649
Franklin Electric Co., Inc. 8,354 895,465
FreightCar America, Inc.* 3,098 30,175
Gencor Industries, Inc.* 1,714 25,573
Gorman-Rupp Co. (The) 4,712 432,279
Graham Corp.*(a) 2,362 292,392
Greenbrier Cos., Inc. (The)(a) 6,669 326,848
Helios Technologies, Inc. 7,252 647,241
Hillman Solutions Corp.* 43,868 370,246
Hyster-Yale, Inc.(a) 2,639 92,523
JBT Marel Corp.(a) 11,506 1,668,370
Kadant, Inc. 2,583 811,656
Kennametal, Inc. 16,818 589,471
L B Foster Co., Class A* 2,273 102,671
Lindsay Corp. 2,272 281,274
Luxfer Holdings plc 5,673 102,341
Manitowoc Co., Inc. (The)* 7,930 110,148
Mayville Engineering Co., Inc.* 3,443 128,975
Microvast Holdings, Inc.*(a) 39,547 46,270
Miller Industries, Inc. 2,852 145,880
Mueller Water Products, Inc.,
Class A 34,037 879,176
Common Stocks
Shares Value ($)
Machinery
Omega Flex, Inc. 477 14,973
Palladyne AI Corp.*(a) 8,753 53,218
Park-Ohio Holdings Corp. 2,317 89,089
Perma-Pipe International
Holdings, Inc.* 1,619 44,085
Proto Labs, Inc.* 5,200 423,852
Richtech Robotics, Inc., Class
B*(a) 42,240 89,126
Standex International Corp.(a) 2,651 948,183
Taylor Devices, Inc.* 681 39,961
Tennant Co. 3,960 346,658
Terex Corp. 25,028 1,811,777
Titan International, Inc.* 12,593 97,092
Trinity Industries, Inc. 17,559 607,190
Twin Disc, Inc. 2,544 59,021
Velo3D, Inc.*(a) 3,649 64,040
Wabash National Corp. 8,956 120,906
Worthington Enterprises, Inc. 6,725 361,536
23,749,174
Marine Transportation 0 .3%
Costamare Bulkers Holdings
Ltd.* 1,557 27,341
Costamare, Inc.(a) 10,256 143,789
Genco Shipping & Trading Ltd. 7,303 180,968
Himalaya Shipping Ltd. 6,549 87,495
Matson, Inc. 6,663 1,280,828
Pangaea Logistics Solutions
Ltd. 8,009 52,059
Safe Bulkers, Inc. 13,138 82,901
1,855,381
Media 0 .5%
Advantage Solutions, Inc.*(a) 1,056 45,661
AMC Global Media, Inc., Class
A*(a) 6,967 69,531
Boston Omaha Corp., Class A* 5,122 69,864
Cable One, Inc.* 973 51,676
Clear Channel Outdoor
Holdings, Inc.* 87,249 211,142
DoubleVerify Holdings, Inc.* 31,240 338,642
Emerald Holding, Inc.(a) 2,270 11,441
Entravision Communications
Corp., Class A 14,551 189,745
EW Scripps Co. (The), Class
A* 14,158 39,218
Gray Media, Inc. 20,995 83,350
Ibotta, Inc., Class A*(a) 2,218 75,767
iHeartMedia, Inc., Class A*(a) 25,366 108,820
John Wiley & Sons, Inc., Class
A(a) 8,522 413,402
Lee Enterprises, Inc.* 1,520 13,619
Magnite, Inc.* 31,180 591,796
MNTN, Inc., Class A* 10,338 95,110
National CineMedia, Inc.(a) 17,366 65,991
Newsmax, Inc., Class B*(a) 11,213 92,844
Nexxen International Ltd.* 7,148 64,546
Optimum Communications,
Inc., Class A*(a) 58,655 85,050
PubMatic, Inc., Class A* 8,229 107,964
Scholastic Corp.(a) 3,586 164,956
Sinclair, Inc. 9,696 138,168
Stagwell, Inc., Class A*(a) 23,267 172,874

NVIT Small Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 119
Common Stocks
Shares Value ($)
Media
TechTarget, Inc.* 5,717 20,581
USA TODAY Co., Inc.*(a) 30,834 263,631
3,585,389
Metals & Mining 1 .8%
Alpha Metallurgical Resources,
Inc.*(a) 2,302 379,692
American Battery Technology
Co.*(a) 28,494 80,638
Ampco-Pittsburgh Corp.* 3,492 30,206
Caledonia Mining Corp. plc 3,353 64,042
Century Aluminum Co.* 15,158 697,420
Commercial Metals Co. 24,467 1,535,304
Compass Minerals
International, Inc.* 7,048 219,404
Constellium SE, Class A* 29,459 938,858
Contango Silver & Gold,
Inc.*(a) 5,676 89,624
Critical Metals Corp.*(a) 15,148 155,267
Dakota Gold Corp.* 25,174 107,241
Elemental Royalty Corp.(a) 7,399 129,187
Ferroglobe plc 26,911 85,577
Friedman Industries, Inc. 1,150 37,007
Gold Resource Corp.* 35,301 44,479
Hycroft Mining Holding Corp.,
Class A*(a) 12,089 282,883
Idaho Strategic Resources,
Inc.*(a) 3,349 109,680
Ivanhoe Electric, Inc.* 26,810 257,644
Kaiser Aluminum Corp. 3,588 701,920
Lifezone Metals Ltd.*(a) 8,790 34,105
Materion Corp. 4,567 1,358,180
McEwen, Inc.*(a) 11,514 208,749
Metallus, Inc.* 8,035 150,174
NioCorp Developments Ltd.* 31,562 152,129
Novagold Resources, Inc.* 74,822 446,687
Perpetua Resources Corp.*(a) 18,414 382,275
Ramaco Resources, Inc.,
Class A*(a) 9,736 128,807
Ramaco Resources, Inc.,
Class B* 1,467 12,543
Realloys, Inc.*(a) 12,536 181,145
Ryerson Holding Corp. 10,104 248,659
Silver Bow Mining Corp.* 1,905 12,878
SSR Mining, Inc.* 47,925 1,355,319
SunCoke Energy, Inc. 19,024 153,143
Tredegar Corp.* 5,089 40,508
United States Antimony
Corp.*(a) 29,633 215,136
US Gold Corp.*(a) 2,765 42,388
US Goldmining, Inc.*(a) 981 7,976
USA Rare Earth, Inc.*(a) 41,991 906,166
Vista Gold Corp.* 31,427 60,026
Vox Royalty Corp.(a) 13,937 65,922
Warrior Met Coal, Inc. 11,552 937,560
Worthington Steel, Inc. 7,480 251,178
13,297,726
Mortgage Real Estate Investment Trusts (REITs) 0 .8%
ACRES Commercial Realty
Corp.* 1,195 21,259
Adamas Trust, Inc. 18,774 176,100
Angel Oak Mortgage REIT, Inc. 4,493 40,796
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Apollo Commercial Real
Estate Finance, Inc.(a) 30,045 320,881
Arbor Realty Trust, Inc.(a) 33,049 179,126
Ares Commercial Real Estate
Corp.(a) 11,592 52,164
ARMOUR Residential REIT,
Inc.(a) 27,074 472,441
Blackstone Mortgage Trust,
Inc., Class A(a) 34,915 591,809
BrightSpire Capital, Inc., Class
A(a) 25,119 136,898
Chicago Atlantic Real Estate
Finance, Inc. 4,297 46,064
Chimera Investment Corp.(a) 19,074 254,447
Claros Mortgage Trust, Inc.*(a) 18,787 44,149
Dynex Capital, Inc.(a) 47,684 625,137
Ellington Financial, Inc.(a) 26,998 367,443
Franklin BSP Realty Trust, Inc.
(a) 17,058 138,852
Invesco Mortgage Capital, Inc.
(a) 22,092 174,527
KKR Real Estate Finance
Trust, Inc.(a) 11,496 78,633
Ladder Capital Corp., Class A 25,126 250,004
Lument Finance Trust, Inc. 233 214
MFA Financial, Inc.(a) 22,904 221,940
Nexpoint Real Estate Finance,
Inc.(a) 1,841 28,535
Orchid Island Capital, Inc.(a) 46,542 324,398
PennyMac Mortgage
Investment Trust(a) 20,288 228,849
Ready Capital Corp.(a) 32,240 56,420
Redwood Trust, Inc. 26,970 127,838
Seven Hills Realty Trust(a) 8,674 73,122
TPG Mortgage Investment
Trust, Inc. 6,028 47,742
TPG RE Finance Trust, Inc.(a) 16,168 135,326
Two Harbors Investment Corp.
(a) 23,598 292,851
5,507,965
Multi-Utilities 0 .4%
Avista Corp. 18,779 768,249
Black Hills Corp.(a) 17,056 1,268,966
Northwestern Energy Group,
Inc. 13,775 986,566
Unitil Corp. 3,780 199,168
3,222,949
Office REITs 0 .6%
Brandywine Realty Trust 35,646 112,998
COPT Defense Properties 25,723 936,060
Douglas Emmett, Inc.(a) 25,347 299,095
Easterly Government
Properties, Inc., Class A 8,973 223,697
Empire State Realty Trust,
Inc., Class A 32,047 173,374
Highwoods Properties, Inc.(a) 24,717 745,465
Hudson Pacific Properties,
Inc.*(a) 12,213 185,515
JBG SMITH Properties(a) 13,368 196,109
NET Lease Office Properties 2,911 32,399
Orion Properties, Inc. 11,827 34,180

120 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Office REITs
Piedmont Realty Trust, Inc.,
Class A* 27,943 255,678
Postal Realty Trust, Inc., Class
A 5,995 147,717
SL Green Realty Corp.(a) 15,830 819,519
4,161,806
Oil, Gas & Consumable Fuels 3 .2%
Aemetis, Inc.* 13,324 21,851
American Resources Corp.*(a) 19,980 42,957
Amplify Energy Corp.* 8,136 32,381
Ardmore Shipping Corp. 7,883 110,441
BKV Corp.*(a) 7,099 194,229
California Resources Corp. 15,989 845,338
Calumet, Inc.* 14,934 537,923
Centrus Energy Corp., Class
A*(a) 4,029 676,348
Clean Energy Fuels Corp.* 34,584 70,897
CNX Resources Corp.* 30,099 1,021,259
Comstock Resources, Inc.*(a) 15,719 234,528
Comstock, Inc.* 15,741 65,483
Core Natural Resources, Inc. 11,051 884,301
Crescent Energy Co., Class A 56,132 551,216
CVR Energy, Inc. 6,785 186,859
Delek US Holdings, Inc. 13,246 673,029
DHT Holdings, Inc. 31,789 525,472
Diversified Energy Co.(a) 15,508 214,941
Dorian LPG Ltd. 8,351 290,448
Encore Energy Corp.*(a) 36,697 48,073
Energy Fuels, Inc.*(a) 54,459 789,656
Epsilon Energy Ltd.(a) 2,663 14,407
Evolution Petroleum Corp. 7,980 29,366
Excelerate Energy, Inc., Class
A 5,418 205,830
FLEX LNG Ltd.(a) 6,908 193,839
FutureFuel Corp. 4,710 21,289
Gevo, Inc.*(a) 41,964 62,946
Golar LNG Ltd. 21,334 1,063,287
Granite Ridge Resources, Inc. 12,854 56,686
Green Plains, Inc.*(a) 15,461 237,790
Gulfport Energy Corp.* 3,495 593,102
HighPeak Energy, Inc.(a) 5,454 38,123
Infinity Natural Resources,
Inc., Class A*(a) 3,285 41,720
International Seaways, Inc.(a) 9,187 703,632
Kinetik Holdings, Inc., Class A 11,151 539,039
Kolibri Global Energy, Inc.* 6,503 32,385
Kosmos Energy Ltd.* 131,377 277,205
Lightbridge Corp.*(a) 7,713 67,797
Magnolia Oil & Gas Corp.,
Class A(a) 40,544 1,037,116
Murphy Oil Corp.(a) 30,349 988,163
NACCO Industries, Inc., Class
A 796 39,840
Navigator Holdings Ltd.(a) 7,992 148,891
New Era Energy & Digital,
Inc.*(a) 17,648 112,594
NextDecade Corp.*(a) 37,079 279,576
Nordic American Tankers Ltd.
(a) 45,505 252,098
Northern Oil & Gas, Inc.(a) 22,469 407,812
OPAL Fuels, Inc., Class A* 3,481 7,658
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.* 10,677 598,766
PBF Energy, Inc., Class A 21,510 979,135
Peabody Energy Corp. 26,906 622,067
PrimeEnergy Resources
Corp.* 123 20,527
REX American Resources
Corp.* 6,454 291,398
Riley Exploration Permian, Inc. 3,483 114,800
Ring Energy, Inc.* 40,315 43,540
Sable Offshore Corp.*(a) 29,581 91,110
SandRidge Energy, Inc. 7,374 101,024
Scorpio Tankers, Inc. 10,110 700,219
SFL Corp. Ltd. 27,236 277,807
SM Energy Co. 52,887 1,380,351
Summit Midstream Corp.* 1,665 47,419
Talos Energy, Inc.* 27,045 349,151
Teekay Corp. Ltd. 12,402 124,020
Teekay Tankers Ltd., Class A 5,440 352,893
Uranium Energy Corp.*(a) 107,246 1,143,242
Ur-Energy, Inc.* 83,034 112,926
VAALCO Energy, Inc.(a) 22,643 115,026
Vitesse Energy, Inc.(a) 7,203 113,591
W&T Offshore, Inc.(a) 22,508 70,900
World Kinect Corp.(a) 11,191 368,632
23,488,365
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 3,169 49,690
Magnera Corp.* 7,343 86,280
Sylvamo Corp.(a) 7,659 289,510
425,480
Passenger Airlines 0 .5%
Allegiant Travel Co.* 5,308 624,221
flyExclusive, Inc.*(a) 2,243 4,486
Frontier Group Holdings,
Inc.*(a) 13,515 106,904
JetBlue Airways Corp.*(a) 73,235 419,636
Joby Aviation, Inc.*(a) 146,578 1,307,476
Republic Airways Holdings,
Inc.*(a) 3,034 63,744
SkyWest, Inc.* 8,745 868,641
Wheels Up Experience, Inc.,
Class A*(a) 1,970 17,671
3,412,779
Personal Care Products 0 .3%
BellRing Brands, Inc.* 26,149 338,368
Coty, Inc., Class A*(a) 79,188 171,046
Edgewell Personal Care Co.(a) 10,452 280,741
FitLife Brands, Inc.* 108 1,189
Herbalife Ltd.*(a) 22,847 300,438
Honest Co., Inc. (The)* 18,306 67,000
Interparfums, Inc.(a) 4,010 448,559
Nature's Sunshine Products,
Inc.* 3,385 73,793
Niagen Bioscience, Inc.* 14,172 45,209
Nu Skin Enterprises, Inc.,
Class A 9,849 52,003
Oddity Tech Ltd., Class A*(a) 8,834 133,658
Olaplex Holdings, Inc.*(a) 29,822 61,135
USANA Health Sciences, Inc.* 2,220 47,397
2,020,536

NVIT Small Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 121
Common Stocks
Shares Value ($)
Pharmaceuticals 2 .8%
Aclaris Therapeutics, Inc.* 26,386 139,582
Alto Neuroscience, Inc.* 5,810 153,326
Alumis, Inc.*(a) 17,427 490,396
Amneal Pharmaceuticals, Inc.* 37,113 642,426
Amphastar Pharmaceuticals,
Inc.* 7,072 142,713
Amylyx Pharmaceuticals,
Inc.*(a) 20,398 366,348
AN2 Therapeutics, Inc.* 5,831 28,222
ANI Pharmaceuticals, Inc.*(a) 4,537 375,573
Aquestive Therapeutics,
Inc.*(a) 23,856 99,241
Arvinas, Inc.* 13,187 109,584
AtaiBeckley, Inc.* 70,858 373,422
Atea Pharmaceuticals, Inc.*(a) 16,504 76,744
Avalyn Pharma, Inc.* 3,752 123,516
BioAge Labs, Inc.*(a) 7,789 190,908
Collegium Pharmaceutical,
Inc.*(a) 7,273 263,283
Context Therapeutics, Inc.* 21,593 11,960
Contineum Therapeutics, Inc.,
Class A* 5,922 97,061
CorMedix, Inc.*(a) 16,369 128,497
Crinetics Pharmaceuticals,
Inc.*(a) 22,196 830,574
Definium Therapeutics, Inc.*(a) 28,777 1,353,670
Edgewise Therapeutics, Inc.* 15,514 630,334
Enliven Therapeutics, Inc.* 9,215 467,661
Esperion Therapeutics, Inc.*(a) 56,168 177,491
Eton Pharmaceuticals, Inc.* 5,889 213,182
Evolus, Inc.* 13,024 90,386
EyePoint, Inc.* 17,182 245,703
Fulcrum Therapeutics, Inc.* 11,816 43,246
Harmony Biosciences
Holdings, Inc.* 9,997 363,991
Harrow, Inc.*(a) 7,137 303,108
Indivior Pharmaceuticals,
Inc.*(a) 26,061 1,069,283
Innoviva, Inc.* 16,611 377,236
LB Pharmaceuticals, Inc.*(a) 4,942 160,393
LENZ Therapeutics, Inc.*(a) 4,091 23,237
Lexicon Pharmaceuticals, Inc.* 54,837 131,609
Ligand Pharmaceuticals,
Inc.*(a) 4,366 1,380,049
Liquidia Corp.*(a) 15,326 1,221,942
Maze Therapeutics, Inc.*(a) 7,821 233,379
MBX Biosciences, Inc.* 6,882 379,886
MediWound Ltd.*(a) 1,902 27,959
Nektar Therapeutics* 7,419 517,920
Neumora Therapeutics, Inc.* 22,896 38,923
Nuvation Bio, Inc.*(a) 55,756 316,694
Ocular Therapeutix, Inc.* 44,080 432,866
Omeros Corp.*(a) 15,941 151,599
Oramed Pharmaceuticals, Inc. 7,484 35,998
Pacira BioSciences, Inc.*(a) 8,747 221,911
Perrigo Co. plc(a) 31,329 325,508
Phathom Pharmaceuticals,
Inc.*(a) 10,841 117,625
Phibro Animal Health Corp.,
Class A 4,668 146,575
Common Stocks
Shares Value ($)
Pharmaceuticals
Prestige Consumer
Healthcare, Inc.*(a) 10,184 481,398
Rapport Therapeutics, Inc.*(a) 6,791 282,981
Relmada Therapeutics, Inc.* 21,040 145,597
Septerna, Inc.* 4,904 164,235
SIGA Technologies, Inc. 7,997 29,109
SpyGlass Pharma, Inc.* 2,416 53,780
Supernus Pharmaceuticals,
Inc.* 12,044 560,166
Tarsus Pharmaceuticals, Inc.* 9,030 568,348
Theravance Biopharma, Inc.* 9,008 153,136
Third Harmonic Bio, Inc.*^∞ 5,115 0
Trevi Therapeutics, Inc.* 23,003 429,006
VeraDermics, Inc.* 4,717 579,908
WaVe Life Sciences Ltd.* 30,481 177,095
Xeris Biopharma Holdings,
Inc.* 37,763 299,083
Zevra Therapeutics, Inc.*(a) 12,837 184,083
19,950,665
Professional Services 1 .1%
Asure Software, Inc.* 4,715 37,437
Barrett Business Services, Inc. 5,298 188,185
BlackSky Technology, Inc.*(a) 7,482 208,897
CBIZ, Inc.* 10,896 349,544
Clarivate plc*(a) 77,938 168,346
Concentrix Corp. 9,479 212,377
Conduent, Inc.* 33,782 49,322
CRA International, Inc. 1,397 198,793
Exponent, Inc. 10,548 619,801
Falcon's Beyond Global, Inc.,
Class A*(a) 5,399 96,750
First Advantage Corp.*(a) 17,744 320,279
Franklin Covey Co.*(a) 2,131 52,273
HireQuest, Inc. 773 9,709
Huron Consulting Group, Inc.* 3,654 329,445
IBEX Holdings Ltd.* 2,062 62,623
ICF International, Inc. 4,085 297,633
Innodata, Inc.*(a) 6,888 520,595
Insperity, Inc.(a) 8,224 339,733
Kelly Services, Inc., Class A 4,304 52,853
Kforce, Inc. 3,561 167,082
Korn Ferry(a) 11,656 776,057
Legalzoom.com, Inc.* 27,647 169,476
ManpowerGroup, Inc. 10,484 354,045
Maximus, Inc. 11,946 642,217
Mistras Group, Inc.* 3,760 65,687
Public Policy Holding Co., Inc.
(a) 887 6,573
RCM Technologies, Inc.* 860 24,278
Resolute Holdings
Management, Inc.*(a) 825 119,237
Skillsoft Corp.* 25 130
Spire Global, Inc.*(a) 6,289 116,975
TIC Solutions, Inc.*(a) 39,502 319,571
TriNet Group, Inc. 5,994 296,643
TrueBlue, Inc.* 7,259 50,595
Upwork, Inc.*(a) 26,913 224,993
Verra Mobility Corp., Class A* 31,884 135,507
Willdan Group, Inc.* 3,254 257,391
7,841,052

122 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Real Estate Management & Development 0 .7%
AGNT, Inc.(a) 22,222 120,221
American Realty Investors,
Inc.*(a) 366 8,151
Compass, Inc., Class A* 156,614 1,931,051
Comstock Holding Cos., Inc.,
Class A* 914 14,615
Cushman & Wakefield Ltd.*(a) 48,492 649,308
Douglas Elliman, Inc.* 13,933 24,661
Forestar Group, Inc.* 4,429 140,178
FRP Holdings, Inc.* 2,375 59,351
Marcus & Millichap, Inc. 2,152 67,078
Maui Land & Pineapple Co.,
Inc.* 1,270 22,581
Newmark Group, Inc., Class A 34,375 519,406
Opendoor Technologies,
Inc.*(a) 204,533 944,942
RE/MAX Holdings, Inc., Class
A* 4,273 42,132
Real Brokerage, Inc. (The)*(a) 34,863 63,451
RMR Group, Inc. (The), Class
A(a) 4,159 85,384
Seaport Entertainment Group,
Inc.*(a) 1,804 47,986
St Joe Co. (The) 8,427 527,783
Tejon Ranch Co.*(a) 4,221 78,933
Transcontinental Realty
Investors, Inc.* 156 7,174
5,354,386
Residential REITs 0 .2%
BRT Apartments Corp. 1,783 27,405
Centerspace 3,824 214,871
Independence Realty Trust,
Inc. 52,989 884,386
NexPoint Residential Trust,
Inc. 5,196 145,072
UMH Properties, Inc. 16,113 243,951
1,515,685
Retail REITs 1 .3%
Acadia Realty Trust(a) 29,915 625,523
Alexander's, Inc.(a) 502 138,331
CBL & Associates Properties,
Inc. 4,357 231,313
Curbline Properties Corp.(a) 21,815 663,176
FrontView REIT, Inc.(a) 4,147 83,894
Getty Realty Corp.(a) 13,098 436,949
InvenTrust Properties Corp. 15,779 558,577
Kite Realty Group Trust 46,350 1,315,413
Macerich Co. (The)(a) 59,422 1,496,840
NETSTREIT Corp.(a) 21,850 461,690
Phillips Edison & Co., Inc. 28,674 1,193,412
Saul Centers, Inc.(a) 2,957 110,562
SITE Centers Corp. 12,883 51,146
Tanger, Inc. 22,940 905,442
Urban Edge Properties 28,547 653,155
Whitestone REIT 9,621 182,414
9,107,837
Semiconductors & Semiconductor Equipment 3 .6%
ACM Research, Inc., Class A* 11,731 1,488,547
Aehr Test Systems* 6,643 638,127
Aeluma, Inc.*(a) 2,216 48,929
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Alpha & Omega
Semiconductor Ltd.* 5,521 261,309
Ambarella, Inc.* 9,207 789,961
Ambiq Micro, Inc.* 4,129 364,591
Amtech Systems, Inc.* 2,648 61,116
Atomera, Inc.*(a) 8,694 75,725
Axcelis Technologies, Inc.* 6,824 1,292,807
AXT, Inc.* 13,555 977,044
Blaize Holdings, Inc.*(a) 23,316 32,176
Canadian Solar, Inc.*(a) 10,920 174,938
CEVA, Inc.* 6,177 291,307
Cohu, Inc.* 10,213 754,843
Diodes, Inc.* 10,019 1,096,479
Everspin Technologies, Inc.*(a) 4,643 112,268
GSI Technology, Inc.* 7,968 61,593
Ichor Holdings Ltd.* 7,644 858,268
Impinj, Inc.*(a) 6,323 905,643
indie Semiconductor, Inc.,
Class A*(a) 47,488 213,221
inTEST Corp.* 2,571 46,715
Kopin Corp.*(a) 39,269 175,925
Kulicke & Soffa Industries, Inc. 11,328 1,515,233
MaxLinear, Inc., Class A* 18,828 2,410,549
Navitas Semiconductor Corp.,
Class A*(a) 39,728 711,926
NVE Corp. 1,082 113,123
PDF Solutions, Inc.* 7,305 517,121
Penguin Solutions, Inc.*(a) 11,004 836,414
Photronics, Inc.* 12,509 406,918
Power Integrations, Inc.(a) 12,185 1,020,616
QuickLogic Corp.* 3,757 75,027
Rigetti Computing, Inc.*(a) 72,653 1,403,656
Silicon Laboratories, Inc.* 7,213 1,576,473
SkyWater Technology, Inc.* 8,296 288,867
Synaptics, Inc.*(a) 8,447 1,049,371
T1 Energy, Inc.*(a) 38,344 363,501
Toyo Co. Ltd.*(a) 1,790 12,440
Ultra Clean Holdings, Inc.* 9,795 1,396,669
Veeco Instruments, Inc.*(a) 13,110 993,738
Wolfspeed, Inc.*(a) 6,458 311,598
25,724,772
Software 5 .8%
8x8, Inc.*(a) 27,214 46,536
A10 Networks, Inc.(a) 16,028 598,806
ACI Worldwide, Inc.*(a) 23,040 1,158,682
Adeia, Inc.(a) 24,325 801,022
Agilysys, Inc.*(a) 5,678 593,351
Alarm.com Holdings, Inc.* 10,599 495,185
Alkami Technology, Inc.*(a) 15,148 274,482
Amplitude, Inc., Class A*(a) 21,538 164,766
Appian Corp., Class A*(a) 8,861 202,917
Arteris, Inc.* 7,560 367,340
Asana, Inc., Class A*(a) 21,996 153,972
AudioEye, Inc.* 150 872
AvePoint, Inc.* 37,359 418,794
Bit Digital, Inc.*(a) 74,631 134,336
Bitdeer Technologies Group,
Class A*(a) 28,143 446,629
Blackbaud, Inc.*(a) 8,121 240,544
BlackLine, Inc.*(a) 11,064 310,566
Blend Labs, Inc., Class A*(a) 39,535 67,605

NVIT Small Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 123
Common Stocks
Shares Value ($)
Software
Box, Inc., Class A* 29,819 791,396
Braze, Inc., Class A*(a) 20,534 445,382
C3.ai, Inc., Class A*(a) 30,753 279,545
Cerence, Inc.*(a) 9,485 107,370
Cipher Digital, Inc.*(a) 73,888 1,810,256
Cleanspark, Inc.*(a) 55,039 800,817
Clear Secure, Inc., Class A 20,739 1,155,784
Commvault Systems, Inc.*(a) 9,724 1,378,183
Consensus Cloud Solutions,
Inc.* 3,803 145,084
Core Scientific, Inc.* 68,456 1,751,789
CS Disco, Inc.* 5,673 21,444
Daily Journal Corp.*(a) 300 180,357
Digimarc Corp.*(a) 3,506 28,819
Digital Turbine, Inc.* 25,121 324,061
Domo, Inc., Class B* 5,954 18,636
Duos Technologies Group,
Inc.* 5,857 70,284
D-Wave Quantum, Inc.*(a) 80,150 1,922,799
eGain Corp.* 3,411 21,489
EverCommerce, Inc.*(a) 2,563 25,784
Five9, Inc.* 17,036 363,208
Freshworks, Inc., Class A* 46,160 467,139
Hut 8 Corp.* 22,486 2,595,896
I3 Verticals, Inc., Class A*(a) 5,347 114,212
Intapp, Inc.*(a) 12,503 315,201
Intellicheck, Inc.* 3,972 16,285
InterDigital, Inc.(a) 5,676 1,607,046
JFrog Ltd.* 23,747 2,158,127
Kaltura, Inc.* 21,983 28,578
Keel Infrastructure Corp.*(a) 128,592 738,118
Life360, Inc.*(a) 4,089 226,367
LiveRamp Holdings, Inc.* 13,512 508,592
MARA Holdings, Inc.*(a) 84,218 1,169,788
Mitek Systems, Inc.*(a) 10,056 202,427
N-able, Inc.* 13,723 50,363
nCino, Inc.*(a) 23,821 389,473
NCR Voyix Corp.*(a) 32,942 269,136
NextNav, Inc.*(a) 22,349 398,483
OneSpan, Inc. 8,793 126,180
Ooma, Inc.* 5,007 96,235
PagerDuty, Inc.* 17,580 169,647
PAR Technology Corp.*(a) 9,254 161,205
Porch Group, Inc.*(a) 21,755 327,195
Progress Software Corp.* 9,349 313,939
Q2 Holdings, Inc.* 13,701 659,018
Qualys, Inc.* 7,907 1,087,133
Rapid7, Inc.* 14,968 121,241
Red Violet, Inc.* 2,515 160,256
ReposiTrak, Inc. 2,049 18,441
Rimini Street, Inc.* 12,897 54,941
Riot Platforms, Inc.*(a) 77,700 2,127,426
Roadzen, Inc.* 10,393 15,174
ServiceTitan, Inc., Class A* 13,315 941,504
Silvaco Group, Inc.* 3,325 45,852
Soluna Holdings, Inc.*(a) 26,293 35,496
SoundHound AI, Inc., Class
A*(a) 86,470 559,461
Sprinklr, Inc., Class A* 25,198 130,022
Sprout Social, Inc., Class A*(a) 12,895 97,357
SPS Commerce, Inc.*(a) 8,019 458,446
Telos Corp.* 13,903 63,954
Common Stocks
Shares Value ($)
Software
Tenable Holdings, Inc.* 24,923 919,160
Teradata Corp.* 20,866 723,007
Thryv Holdings, Inc.* 7,239 28,522
Varonis Systems, Inc., Class
B* 24,805 1,040,818
Veritone, Inc.*(a) 21,718 29,754
Vertex, Inc., Class A* 16,344 187,629
Via Transportation, Inc., Class
A*(a) 11,697 212,184
Viant Technology, Inc., Class
A* 3,482 44,082
Weave Communications, Inc.* 15,289 91,581
Workiva, Inc., Class A* 11,200 543,312
Xperi, Inc.*(a) 10,973 90,308
Yext, Inc.* 20,037 93,573
ZenaTech, Inc.*(a) 9,368 14,052
Zeta Global Holdings Corp.,
Class A*(a) 49,311 970,440
42,132,668
Specialized REITs 0 .3%
Farmland Partners, Inc.(a) 9,656 93,470
Four Corners Property Trust,
Inc. 24,669 605,624
Gladstone Land Corp.(a) 9,200 78,476
Outfront Media, Inc. 35,198 1,153,086
Safehold, Inc.(a) 12,730 199,861
Smartstop Self Storage REIT,
Inc.(a) 11,953 388,473
2,518,990
Specialty Retail 1 .9%
1-800-Flowers.com, Inc.,
Class A*(a) 4,156 14,463
Abercrombie & Fitch Co.,
Class A*(a) 9,694 872,557
Academy Sports & Outdoors,
Inc.(a) 14,140 666,418
Advance Auto Parts, Inc.(a) 13,351 830,699
American Eagle Outfitters, Inc. 34,545 594,174
Arhaus, Inc., Class A 10,763 90,624
Arko Corp. 15,236 122,345
ARKO Petroleum Corp., Class
A 2,634 49,651
Asbury Automotive Group,
Inc.* 4,255 855,595
Barnes & Noble Education,
Inc.*(a) 4,028 50,592
Bed Bath & Beyond, Inc.* 16,841 97,509
Bob's Discount Furniture,
Inc.*(a) 3,973 62,853
Boot Barn Holdings, Inc.*(a) 6,718 1,103,566
Buckle, Inc. (The) 6,893 290,885
Build-A-Bear Workshop, Inc.
(a) 2,737 83,780
Caleres, Inc. 7,084 87,629
Camping World Holdings, Inc.,
Class A(a) 11,298 86,204
Citi Trends, Inc.* 1,145 66,227
Designer Brands, Inc., Class
A(a) 6,941 40,466
Envela Corp.* 1,719 49,645
EVgo, Inc., Class A*(a) 31,344 59,867

124 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
Genesco, Inc.* 2,184 73,754
Group 1 Automotive, Inc. 2,550 742,483
Haverty Furniture Cos., Inc.(a) 3,246 82,870
J Jill, Inc. 1,726 27,392
Lands' End, Inc.*(a) 1,755 18,392
MarineMax, Inc.* 4,380 160,396
Monro, Inc.(a) 3,997 68,389
National Vision Holdings,
Inc.*(a) 17,602 334,614
OneWater Marine, Inc., Class
A* 2,008 22,630
Outdoor Holding Co.*(a) 24,950 56,886
Petco Health & Wellness Co.,
Inc., Class A*(a) 21,441 58,319
RealReal, Inc. (The)*(a) 25,027 295,068
Revolve Group, Inc., Class A* 9,296 212,785
RH*(a) 3,382 557,117
RideNow Group, Inc., Class B* 3,266 21,752
Sally Beauty Holdings, Inc.*(a) 21,811 308,407
Shoe Station Group, Inc. 4,624 68,574
Signet Jewelers Ltd. 8,623 743,303
Sonic Automotive, Inc., Class
A 2,738 232,155
Stitch Fix, Inc., Class A* 26,497 108,903
ThredUp, Inc., Class A* 23,557 161,365
Torrid Holdings, Inc.*(a) 10,203 19,080
Upbound Group, Inc. 12,546 266,226
Urban Outfitters, Inc.* 12,593 892,340
Victoria's Secret & Co.* 15,356 1,281,919
Warby Parker, Inc., Class A*(a) 22,386 679,191
Winmark Corp.(a) 638 269,925
Zumiez, Inc.* 3,306 58,847
13,998,831
Technology Hardware, Storage & Peripherals 0 .3%
Corsair Gaming, Inc.*(a) 11,214 108,439
CPI Card Group, Inc.* 2,166 45,010
Diebold Nixdorf, Inc.*(a) 5,179 440,319
Eastman Kodak Co.* 14,919 138,001
GPGI, Inc.(a) 39,331 623,396
Immersion Corp.(a) 7,828 52,996
Infleqtion, Inc.*(a) 26,082 347,412
One Stop Systems, Inc.* 5,362 97,481
Quantum Computing, Inc.*(a) 44,233 429,060
Turtle Beach Corp.*(a) 4,207 52,377
Xerox Holdings Corp.(a) 30,521 95,531
2,430,022
Textiles, Apparel & Luxury Goods 0 .6%
Capri Holdings Ltd.* 25,388 471,455
Carter's, Inc. 8,092 333,067
Ermenegildo Zegna NV 10,354 134,809
Figs, Inc., Class A* 21,106 215,914
Fossil Group, Inc.* 12,159 50,338
G-III Apparel Group Ltd. 8,224 277,231
Kontoor Brands, Inc.(a) 12,011 1,000,997
Movado Group, Inc. 3,261 128,190
Oxford Industries, Inc.(a) 3,178 110,817
Playboy, Inc.* 11,199 13,663
Rocky Brands, Inc. 1,473 60,747
Steven Madden Ltd. 15,786 664,591
Superior Group of Cos., Inc. 2,204 28,916
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Under Armour, Inc., Class
A*(a) 43,460 277,709
Under Armour, Inc., Class
C*(a) 37,973 236,192
Wolverine World Wide, Inc. 18,474 305,375
4,310,011
Tobacco 0 .1%
Ispire Technology, Inc.* 290 325
Turning Point Brands, Inc. 4,207 356,796
Universal Corp. 5,406 282,031
639,152
Trading Companies & Distributors 1 .1%
Alta Equipment Group, Inc.* 4,453 28,811
BlueLinx Holdings, Inc.* 1,571 97,213
Boise Cascade Co. 7,931 615,684
Custom Truck One Source,
Inc.* 13,621 160,864
Distribution Solutions Group,
Inc.* 1,916 52,403
DNOW, Inc.*(a) 40,361 523,482
DXP Enterprises, Inc.*(a) 2,887 487,152
EVI Industries, Inc. 466 6,887
GATX Corp.(a) 7,791 1,380,487
Global Industrial Co. 3,353 112,191
Herc Holdings, Inc.(a) 7,274 1,042,655
Hudson Technologies, Inc.* 7,451 42,769
Karat Packaging, Inc. 1,694 56,681
McGrath RentCorp 5,468 661,792
NPK International, Inc.* 18,153 288,814
Rush Enterprises, Inc., Class A 13,484 984,130
Rush Enterprises, Inc., Class
B 2,034 155,601
Titan Machinery, Inc.* 4,689 99,032
Transcat, Inc.*(a) 2,061 191,199
Willis Lease Finance Corp.(a) 837 191,506
Xometry, Inc., Class A* 10,084 973,308
8,152,661
Transportation Infrastructure 0 .0%
†
Sky Harbour Group Corp.*(a) 3,820 37,589
Water Utilities 0 .3%
American States Water Co. 8,679 717,146
Cadiz, Inc.* 11,477 47,974
California Water Service
Group 13,320 648,018
Consolidated Water Co. Ltd. 3,160 93,220
Global Water Resources, Inc. 1,601 11,591
H2O America(a) 7,531 457,659
Middlesex Water Co. 3,975 223,236
Pure Cycle Corp.* 4,203 45,014
York Water Co. (The) 3,137 96,149
2,340,007
Wireless Telecommunication Services 0 .1%
Gogo, Inc.* 17,170 53,227
KORE Group Holdings, Inc.* 1,495 13,799
Spok Holdings, Inc. 4,000 40,960

NVIT Small Cap Index Fund - June 30, 2026 (Unaudited) - Statement of Investments - 125
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Telephone & Data Systems,
Inc. 21,672 802,081
910,067
Total Common Stocks
(cost $475,713,599) 700,695,926
Preferred Stock 0 .0%
†
Diversified Telecommunication Services 0 .0%
†
Liberty Latin America
Ltd., Series A*(a) 3,318 71,967
Total Preferred Stock
(cost $93,224) 71,967
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,552 0
Akero Therapeutics, Inc.,
CVR*^∞ 14,089 0
Chinook Therapeutics, Inc.,
CVR*^∞ 8,695 0
Icosavax, Inc., CVR*^∞ 4,394 0
Inhibrx, Inc., CVR*^∞ 5,486 0
Oncternal Therapeutics, Inc.,
CVR*^∞(a) 97 0
0
Life Sciences Tools & Services 0 .0%
†
OmniAb, Inc., expiring
11/1/2027*^∞(a) 1,742 0
Total Rights
(cost $6,480) 0
Short-Term Investments 0 .9%
Shares
Money Market Funds 0.9%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(b)(c) 1,600,000 1,600,000
Invesco Government & Agency
Portfolio, Institutional
Shares, 3.57%(b)(c) 1,600,000 1,600,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(b)(c) 1,600,000 1,600,000
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(b)(c) 1,700,000 1,700,000
Total Short-Term Investments
(cost $6,500,000) 6,500,000
Repurchase Agreements 5 .3%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $25,002,521,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25%
- 8.50%, maturing
2/20/2027 - 5/20/2076;
total market value
$25,500,000.(c)(d) 25,000,000 25,000,000
CF Secured, LLC,
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $2,103,478,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$2,145,548.(c)(d) 2,103,266 2,103,266
MetLife, Inc.,
3.64%, dated 6/30/2026,
due 7/1/2026, repurchase
price $11,001,112,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047;
total market value
$11,225,627.(c)(d) 11,000,000 11,000,000
Total Repurchase Agreements
(cost $38,103,266) 38,103,266
Total Investments
(cost $520,465,200) — 102.9% 745,413,940
Liabilities in excess of other assets — (2.9)% (20,893,873)
NET ASSETS — 100.0%
$ 724,520,067

126 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Small Cap Index Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of June
30, 2026. The total value of securities on loan as of June
30, 2026 was $184,834,507, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $6,500,000 and $38,103,266,
respectively, and by $144,772,582 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/9/2026 - 5/15/2056, a total value of $189,375,848.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $44,603,266.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CN China
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 50 9/2026 USD 7,614,000 104,614
Net contracts 104,614
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

128 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Assets:
Investment securities, at value
*
$ 1,124,821,975
Repurchase agreements, at value 12,280,717
Cash 19,514,551
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 9,277,810
Security lending income receivable 14,537
Receivable for investments sold 30,843,012
Receivable for capital shares issued 1,745,975
Reclaims receivable —
Receivable for variation margin on futures contracts —
Due from custodian —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 3,515
Total Assets 1,198,502,092
Liabilities:
Payable for investments purchased 45,764,875
Payable for capital shares redeemed 150,711
Cash collateral pledged at broker for TBAs 10,000
Payable upon return of securities loaned (Note 2) 15,280,717
Accrued expenses and other payables:
Investment advisory fees 181,646
Fund administration fees 57,900
Distribution fees —
Administrative servicing fees 27,948
Accounting and transfer agent fees 105,461
Trustee fees 7,538
Custodian fees 32,806
Compliance program costs (Note 3) 1,682
Professional fees 74,349
Printing fees 7,177
Other 21,239
Total Liabilities 61,724,049
Commitments and contingencies (Note 3) —
Net Assets $ 1,136,778,043
* Includes value of securities on loan (Note 2) 165,948,949
Cost of investment securities 1,194,396,502
Cost of repurchase agreements 12,280,717
Cost of foreign currencies —
Represented by:
Capital $ 1,340,255,279
Total distributable earnings (loss) (203,477,236)
Net Assets $ 1,136,778,043

Index Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 129
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT NASDAQ-100
Index Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 882,360,386 $ 1,270,121,750 $ 379,538,652 $ 6,382,543,136 $ 707,310,674
14,736,101 25,564,241 1,147,612 15,566,284 38,103,266
246,242 10,364,081 1,358,848 65,123,204 4,592,590
534,622 707,823 71,492 4,626,957 492,892
8,715,679 — — — —
854,961 1,051,819 52,861 3,086,531 506,734
18,390 14,088 608 15,814 44,169
2,602 — — — 3,364,719
8,631,563 176,575 748,897 1,124,616 18,424,928
9,842,552 — — — 289
36,434 63,263 6,895 443,868 43,265
— — 10,934 — —
— — 15,585 — —
2,318 4,536 1,331 24,471 2,667
925,981,850 1,308,068,176 382,953,715 6,472,554,881 772,886,193
4,702,577 6,766,508 10,934 — 1,691,420
373,991 17,403,716 273,264 1,883,862 1,715,313
— — — — —
16,736,101 32,664,241 1,210,963 22,666,284 44,603,266
178,005 208,910 51,236 547,316 107,188
38,061 47,542 13,467 170,748 29,783
80,265 10,531 62,658 737,549 91,098
78,572 135,625 103,014 317,822 23,735
1,341 2,146 222 12,385 2,328
881 1,209 7 3,292 317
14,098 11,124 74 36,563 2,490
848 1,290 231 5,992 636
53,494 36,340 28,504 49,302 35,594
87 18,406 16 46 9,098
71,751 9 6 40,332 53,860
22,330,072 57,307,597 1,754,596 26,471,493 48,366,126
— — — — —
$ 903,651,778 $ 1,250,760,579 $ 381,199,119 $ 6,446,083,388 $ 724,520,067
42,469,385 135,049,226 2,313,430 90,868,920 184,834,507
391,717,397 757,181,149 307,088,603 2,093,316,283 482,361,934
14,736,101 25,564,241 1,147,612 15,566,284 38,103,266
8,745,964 — — — —
$ 270,054,429 $ 560,070,694 $ 315,951,424 $ 2,156,725,983 $ 422,659,383
633,597,349 690,689,885 65,247,695 4,289,357,405 301,860,684
$ 903,651,778 $ 1,250,760,579 $ 381,199,119 $ 6,446,083,388 $ 724,520,067

130 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Net Assets:
Class I Shares $ 248,428,799
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 888,349,244
Total $ 1,136,778,043
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 27,330,429
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 97,492,430
Total 124,822,859
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9 .09
Class II Shares $ —
Class IV Shares $ —
Class VIII Shares $ —
Class Y Shares $ 9 .11

Index Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 131
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT NASDAQ-100
Index Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 368,134,929 $ 1,076,581,262 $ 64,043,194 $ 1,604,168,166 $ —
31,875,639 52,179,290 317,155,925 3,625,455,822 475,174,123
— — — 312,269,004 —
259,527,513 — — — —
244,113,697 122,000,027 — 904,190,396 249,345,944
$ 903,651,778 $ 1,250,760,579 $ 381,199,119 $ 6,446,083,388 $ 724,520,067
25,388,617 46,168,438 4,160,211 110,382,429 —
2,204,642 2,298,197 20,642,551 256,627,347 41,973,666
— — — 21,310,479 —
18,110,620 — — — —
16,777,053 5,205,886 — 61,692,479 21,509,278
62,480,932 53,672,521 24,802,762 450,012,734 63,482,944
$ 14 .50 $ 23 .32 $ 15 .39 $ 14 .53 $ —
$ 14 .46 $ 22 .70 $ 15 .36 $ 14 .13 $ 11 .32
$ — $ — $ — $ 14 .65 $ —
$ 14 .33 $ — $ — $ — $ —
$ 14 .55 $ 23 .44 $ — $ 14 .66 $ 11 .59

132 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
INVESTMENT INCOME:
Interest income $ 22,936,686
Income from securities lending (net of fees) (Note 2) 94,652
Foreign tax withholding —
Dividend income —
European Union tax reclaims (Note 2) —
Total Income 23,031,338
EXPENSES:
Investment advisory fees 1,115,436
Fund administration fees 180,048
Distribution fees Class II Shares —
Distribution fees Class VIII Shares —
Administrative servicing fees Class I Shares 188,919
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class VIII Shares —
Professional fees 51,046
Printing fees 11,345
Trustee fees 15,400
Custodian fees 32,910
Accounting and transfer agent fees 160,431
Compliance program costs (Note 3) 2,271
Index licensing fee —
Other 31,467
Total expenses before fees waived and expenses reimbursed 1,789,273
Distribution fees waived - Class VIII (Note 3) —
Administrative servicing fees waived - Class I (Note 3) —
Administrative servicing fees waived - Class II (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,789,273
NET INVESTMENT INCOME 21,242,065
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (4,469,158)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) (4,469,158)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (9,674,911)
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation (9,674,911)
Net realized/unrealized gains (losses) (14,144,069)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 7,097,996

Index Funds - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 133
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT NASDAQ-100
Index Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 39,294 $ 157,971 $ 27,300 $ 1,159,883 $ 106,318
109,397 98,823 2,943 78,792 268,027
(1,670,535) (6,487) (5,464) (3,790) (6,696)
16,378,832 8,020,077 1,006,260 35,161,410 4,084,371
(297) — — — —
14,856,691 8,270,384 1,031,039 36,396,295 4,452,020
1,034,715 1,196,888 254,045 3,092,311 593,566
134,441 175,299 65,883 766,776 104,695
37,121 60,962 307,300 4,154,843 510,446
493,953 — — — —
258,629 758,790 66,511 1,105,594 —
19,303 32,110 307,300 2,492,918 306,269
— — — 146,973 —
185,233 — — — —
41,480 32,161 18,397 103,896 26,279
9,445 7,737 7,802 87,573 3,088
13,578 18,520 4,501 90,986 9,620
19,739 18,930 6,309 74,341 8,143
6,581 3,725 554 14,038 1,591
1,811 2,369 601 11,957 1,258
93,204 — — 252,465 11,847
3,531 9,886 2,331 17,311 2,307
2,352,764 2,317,377 1,041,534 12,411,982 1,579,109
(61,746) — — — —
— — — (515,940) —
— — — (1,163,354) (142,925)
— — (30,998) — —
2,291,018 2,317,377 1,010,536 10,732,688 1,436,184
12,565,673 5,953,007 20,503 25,663,607 3,015,836
831,417 76,742,654 (5,879,237) (8,588,268) 76,852,998
711,759 860,020 217,409 6,612,103 818,193
(98,834) — — — —
– — — — —
1,444,342 77,602,674 (5,661,828) (1,976,165) 77,671,191
63,808,484 103,811,909 63,506,928 556,615,325 48,259,195
(34,448) 155,600 24,606 (526,044) 215,020
(335,022) — — — —
– — — — —
63,439,014 103,967,509 63,531,534 556,089,281 48,474,215
64,883,356 181,570,183 57,869,706 554,113,116 126,145,406
$ 77,449,029 $ 187,523,190 $ 57,890,209 $ 579,776,723 $ 129,161,242

The accompanying notes are an integral part of these financial statements.
134 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 21,242,065 $ 77,481,674
Net realized gains (losses) (4,469,158) (85,980,743)
Net change in unrealized appreciation/depreciation (9,674,911) 156,181,791
Change in net assets resulting from operations 7,097,996 147,682,722
Distributions to Shareholders From:
Distributable earnings:
Class I — (15,874,292)
Class II — —
Class VIII — —
Class Y — (65,226,808)
Change in net assets from shareholder distributions — (81,101,100)
Change in net assets from capital transactions (54,442,662) (1,116,673,329)
Change in net assets (47,344,666) (1,050,091,707)
Net Assets:
Beginning of period 1,184,122,709 2,234,214,416
End of period $ 1,136,778,043 $ 1,184,122,709
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 25,419,734 $ 63,530,649
Dividends reinvested — 15,874,292
Cost of shares redeemed (36,387,896) (58,991,910)
Total Class I Shares (10,968,162) 20,413,031
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class VIII Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class VIII Shares — —
Class Y Shares
Proceeds from shares issued 50,310,692 188,357,682
Dividends reinvested — 65,226,808
Cost of shares redeemed (93,785,192) (1,390,670,850)
Total Class Y Shares (43,474,500) (1,137,086,360)
Change in net assets from capital transactions $ (54,442,662) $ (1,116,673,329)

Index Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 135
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 12,565,673 $ 20,757,405 $ 5,953,007 $ 13,942,892
1,444,342 228,328,300 77,602,674 99,409,434
63,439,014 (3,199,137) 103,967,509 (35,863,718)
77,449,029 245,886,568 187,523,190 77,488,608
— (11,280,487) — (74,558,799)
— (1,015,991) — (3,730,158)
— (7,663,163) — —
— (11,936,610) — (19,423,527)
— (31,896,251) — (97,712,484)
19,578,349 (398,214,394) (47,285,901) (90,904,673)
97,027,378 (184,224,077) 140,237,289 (111,128,549)
806,624,400 990,848,477 1,110,523,290 1,221,651,839
$ 903,651,778 $ 806,624,400 $ 1,250,760,579 $ 1,110,523,290
$ 42,387,424 $ 142,866,072 $ 88,307,351 $ 109,245,776
— 11,280,487 — 74,558,799
(41,860,973) (71,992,623) (142,248,701) (135,570,519)
526,451 82,153,936 (53,941,350) 48,234,056
2,178,196 1,906,710 1,005,039 2,573,991
— 1,015,991 — 3,730,158
(869,301) (6,040,041) (2,912,331) (8,631,665)
1,308,895 (3,117,340) (1,907,292) (2,327,516)
12,494,898 60,114,954 — —
— 7,663,163 — —
(14,586,862) (26,643,889) — —
(2,091,964) 41,134,228 — —
33,261,648 61,994,248 13,123,589 50,963,986
— 11,936,610 — 19,423,527
(13,426,681) (592,316,076) (4,560,848) (207,198,726)
19,834,967 (518,385,218) 8,562,741 (136,811,213)
$ 19,578,349 $ (398,214,394) $ (47,285,901) $ (90,904,673)

The accompanying notes are an integral part of these financial statements.
136 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Index Funds
NVIT Bond Index Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
SHARE TRANSACTIONS:
Class I Shares
Issued 2,800,429 6,760,791
Reinvested — 1,751,492
Redeemed (4,012,619) (6,318,527)
Total Class I Shares (1,212,190) 2,193,756
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class VIII Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class VIII Shares — —
Class Y Shares
Issued 5,541,446 20,356,051
Reinvested — 7,152,299
Redeemed (10,287,480) (146,336,896)
Total Class Y Shares (4,746,034) (118,828,546)
Total change in shares (5,958,224) (116,634,790)

Index Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 137
NVIT International Index Fund NVIT Mid Cap Index Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
3,016,150 11,554,251 4,130,535 5,522,615
— 877,263 — 3,765,589
(3,029,820) (5,793,101) (6,574,987) (6,862,875)
(13,670) 6,638,413 (2,444,452) 2,425,329
156,415 157,566 48,302 132,376
— 79,251 — 193,573
(61,960) (483,166) (139,253) (445,094)
94,455 (246,349) (90,951) (119,145)
902,836 4,897,257 — —
— 602,048 — —
(1,068,043) (2,240,709) — —
(165,207) 3,258,596 — —
2,362,481 4,997,812 604,557 2,567,629
— 926,888 — 976,389
(961,171) (48,613,061) (212,106) (10,687,784)
1,401,310 (42,688,361) 392,451 (7,143,766)
1,316,888 (33,037,701) (2,142,952) (4,837,582)

The accompanying notes are an integral part of these financial statements.
138 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Index Funds
NVIT NASDAQ-100 Index Fund
Six Months Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025(a)
OPERATIONS:
Net investment income $ 20,503 $ 58,089
Net realized gains (losses) (5,661,828) (1,350,306)
Net change in unrealized appreciation/depreciation 63,531,534 8,946,849
Change in net assets resulting from operations 57,890,209 7,654,632
Distributions to Shareholders From:
Distributable earnings:
Class I — (84,458)
Class II — (296,654)
Class IV — —
Class Y — —
Change in net assets from shareholder distributions — (381,112)
Change in net assets from capital transactions 55,198,859 260,836,531
Change in net assets 113,089,068 268,110,051
Net Assets:
Beginning of period 268,110,051 —
End of period $ 381,199,119 $ 268,110,051
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 8,523,269 $ 49,875,115
Dividends reinvested — 84,458
Cost of shares redeemed (4,035,961) (1,578,615)
Total Class I Shares 4,487,308 48,380,958
Class II Shares
Proceeds from shares issued 94,465,771 239,129,346
Dividends reinvested — 296,654
Cost of shares redeemed (43,754,220) (26,970,427)
Total Class II Shares 50,711,551 212,455,573
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ 55,198,859 $ 260,836,531

Index Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 139
NVIT S&P 500 Index Fund NVIT Small Cap Index Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 25,663,607 $ 42,557,772 $ 3,015,836 $ 5,001,305
(1,976,165) 1,765,020 77,671,191 10,132,426
556,089,281 725,463,468 48,474,215 48,307,371
579,776,723 769,786,260 129,161,242 63,441,102
— (13,302,400) — —
— (25,484,285) — (15,092,937)
— (2,844,214) — —
— (7,687,463) — (7,692,724)
— (49,318,362) — (22,785,661)
166,541,496 719,544,191 20,440,187 59,050,495
746,318,219 1,440,012,089 149,601,429 99,705,936
5,699,765,169 4,259,753,080 574,918,638 475,212,702
$ 6,446,083,388 $ 5,699,765,169 $ 724,520,067 $ 574,918,638
$ 92,546,347 $ 557,555,354 $ — $ —
— 13,302,400 — —
(67,000,337) (119,908,130) — —
25,546,010 450,949,624 — —
137,532,015 276,555,863 40,646,204 63,700,898
— 25,484,285 — 15,092,937
(59,076,973) (165,953,838) (31,400,683) (48,861,883)
78,455,042 136,086,310 9,245,521 29,931,952
1,223,846 4,201,600 — —
— 2,844,214 — —
(9,773,213) (26,609,910) — —
(8,549,367) (19,564,096) — —
152,307,603 310,513,591 27,995,602 47,634,572
— 7,687,463 — 7,692,724
(81,217,792) (166,128,701) (16,800,936) (26,208,753)
71,089,811 152,072,353 11,194,666 29,118,543
$ 166,541,496 $ 719,544,191 $ 20,440,187 $ 59,050,495

The accompanying notes are an integral part of these financial statements.
140 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - Index Funds
NVIT NASDAQ-100 Index Fund
Six Months Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025(a)
SHARE TRANSACTIONS:
Class I Shares
Issued 620,540 3,950,372
Reinvested — 6,650
Redeemed (293,734) (123,617)
Total Class I Shares 326,806 3,833,405
Class II Shares
Issued 6,903,478 19,307,590
Reinvested — 23,377
Redeemed (3,365,569) (2,226,325)
Total Class II Shares 3,537,909 17,104,642
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares 3,864,715 20,938,047
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.

Index Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 141
NVIT S&P 500 Index Fund NVIT Small Cap Index Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
6,778,118 43,917,174 — —
— 1,017,994 — —
(4,959,742) (10,047,882) — —
1,818,376 34,887,286 — —
10,501,053 23,204,046 3,841,865 7,414,334
— 2,017,856 — 1,677,821
(4,440,625) (14,234,220) (3,144,334) (5,589,390)
6,060,428 10,987,682 697,531 3,502,765
88,927 339,821 — —
— 216,676 — —
(712,654) (2,175,040) — —
(623,727) (1,618,543) — —
10,975,347 25,654,498 2,734,886 5,420,886
— 584,830 — 833,150
(6,006,455) (14,027,283) (1,616,077) (2,967,230)
4,968,892 12,212,045 1,118,809 3,286,806
12,223,969 56,468,470 1,816,340 6,789,571

142 - Financial Highlights - June 30, 2026 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2026 (Unaudited) $ 9.04 $ 0.16 $ (0.11) $ 0.05 $ — $ — $ — $ 9.09 0.55% $ 248,429 0.43% 3.60% 0.43% 22.06%
12/31/2025 9.02 0.32 0.29 0.61 (0.59) — (0.59) 9.04 6.80% 258,092 0.39% 3.46% 0.39% 73.41%
12/31/2024 9.18 0.30 (0.20) 0.10 (0.26) — (0.26) 9.02 1.08% 237,603 0.39% 3.24% 0.39% 66.71%
12/31/2023 8.97 0.26 0.20 0.46 (0.25) — (0.25) 9.18 5.19% 327,540 0.39% 2.85% 0.39% 74.37%
12/31/2022 10.69 0.21 (1.64) (1.43) (0.22) (0.07) (0.29) 8.97 (13.39)% 383,195 0.39% 2.16% 0.39% 92.31%
12/31/2021 11.18 0.19 (0.42) (0.23) (0.22) (0.04) (0.26) 10.69 (2.08)% 334,255 0.38% 1.71% 0.38% 99.47%
Class Y Shares
6/30/2026 (Unaudited) 9.06 0.17 (0.12) 0.05 — — — 9.11 0.55% 888,349 0.28% 3.75% 0.28% 22.06%
12/31/2025 9.03 0.34 0.30 0.64 (0.61) — (0.61) 9.06 7.06% 926,030 0.24% 3.61% 0.24% 73.41%
12/31/2024 9.20 0.31 (0.20) 0.11 (0.28) — (0.28) 9.03 1.14% 1,996,611 0.24% 3.40% 0.24% 66.71%
12/31/2023 8.99 0.27 0.21 0.48 (0.27) — (0.27) 9.20 5.38% 1,876,409 0.24% 3.02% 0.24% 74.37%
12/31/2022 10.71 0.22 (1.63) (1.41) (0.24) (0.07) (0.31) 8.99 (13.23)% 1,552,151 0.24% 2.29% 0.24% 92.31%
12/31/2021 11.20 0.20 (0.42) (0.22) (0.23) (0.04) (0.27) 10.71 (1.93)% 1,954,209 0.23% 1.86% 0.23% 99.47%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2026 (Unaudited) - Financial Highlights - 143
The accompanying notes are an integral part of these financial statements.
NVIT International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 13.22 $ 0.21 $ 1.07 $ 1.28 $ — $ — $ — $ 14.50 9.68% $ 368,135 0.47% 3.05% 0.47% 4.90%
12/31/2025 10.52 0.29 2.91 3.20 (0.50) — (0.50) 13.22 30.64% 335,794 0.47% 2.36% 0.47% 23.98%
12/31/2024 10.57 0.28 0.07 0.35 (0.40) — (0.40) 10.52 3.11% 197,356 0.46% 2.50% 0.46% 5.29%
12/31/2023 9.22 0.26 1.35 1.61 (0.26) — (0.26) 10.57 17.58% 188,177 0.47% 2.62% 0.47% 5.46%
12/31/2022 11.20 0.27 (1.88) (1.61) (0.37) — (0.37) 9.22 (14.29)% 161,701 0.46% 2.80% 0.46% 7.05%
12/31/2021 10.41 0.27 0.85 1.12 (0.33) — (0.33) 11.20 10.84% 175,008 0.44% 2.45% 0.44% 3.87%
Class II Shares
6/30/2026 (Unaudited) 13.20 0.20 1.06 1.26 — — — 14.46 9.55% 31,876 0.70% 2.82% 0.70% 4.90%
12/31/2025 10.50 0.27 2.90 3.17 (0.47) — (0.47) 13.20 30.38% 27,846 0.70% 2.18% 0.70% 23.98%
12/31/2024 10.55 0.25 0.07 0.32 (0.37) — (0.37) 10.50 2.89% 24,742 0.69% 2.23% 0.69% 5.29%
12/31/2023 9.20 0.24 1.34 1.58 (0.23) — (0.23) 10.55 17.31% 25,107 0.70% 2.42% 0.70% 5.46%
12/31/2022 11.18 0.25 (1.88) (1.63) (0.35) — (0.35) 9.20 (14.51)% 24,478 0.70% 2.59% 0.70% 7.05%
12/31/2021 10.40 0.25 0.84 1.09 (0.31) — (0.31) 11.18 10.53% 24,720 0.66% 2.20% 0.66% 3.87%
Class VIII Shares
6/30/2026 (Unaudited) 13.09 0.18 1.06 1.24 — — — 14.33 9.47% 259,528 0.82% 2.68% 0.87% 4.90%
12/31/2025 10.42 0.24 2.90 3.14 (0.47) — (0.47) 13.09 30.28% 239,174 0.82% 1.99% 0.87% 23.98%
12/31/2024 10.48 0.23 0.07 0.30 (0.36) — (0.36) 10.42 2.68% 156,544 0.81% 2.12% 0.86% 5.29%
12/31/2023 9.14 0.23 1.33 1.56 (0.22) — (0.22) 10.48 17.22% 155,390 0.82% 2.26% 0.87% 5.46%
12/31/2022 11.11 0.23 (1.86) (1.63) (0.34) — (0.34) 9.14 (14.60)% 140,371 0.81% 2.44% 0.86% 7.05%
12/31/2021 10.34 0.23 0.84 1.07 (0.30) — (0.30) 11.11 10.35% 155,008 0.81% 2.06% 0.84% 3.87%
Class Y Shares
6/30/2026 (Unaudited) 13.26 0.22 1.07 1.29 — — — 14.55 9.73% 244,114 0.32% 3.21% 0.32% 4.90%
12/31/2025 10.54 0.30 2.94 3.24 (0.52) — (0.52) 13.26 30.94% 203,810 0.32% 2.49% 0.32% 23.98%
12/31/2024 10.59 0.30 0.06 0.36 (0.41) — (0.41) 10.54 3.25% 612,206 0.31% 2.69% 0.31% 5.29%
12/31/2023 9.24 0.28 1.34 1.62 (0.27) — (0.27) 10.59 17.71% 1,050,158 0.32% 2.81% 0.32% 5.46%
12/31/2022 11.22 0.29 (1.88) (1.59) (0.39) — (0.39) 9.24 (14.14)% 1,032,939 0.31% 3.01% 0.31% 7.05%
12/31/2021 10.43 0.29 0.85 1.14 (0.35) — (0.35) 11.22 10.98% 1,726,074 0.29% 2.60% 0.29% 3.87%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

144 - Financial Highlights - June 30, 2026 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mid Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
6/30/2026 (Unaudited) $ 19.91 $ 0.11 $ 3.30 $ 3.41 $ — $ — $ — $ 23.32 17.13% $ 1,076,581 0.40% 1.01% 0.40% 11.13%
12/31/2025 20.15 0.23 1.17 1.40 (0.25) (1.39) (1.64) 19.91 7.05% 967,909 0.40% 1.14% 0.40% 15.61%
12/31/2024 18.84 0.23 2.26 2.49 (0.21) (0.97) (1.18) 20.15 13.49% 930,494 0.40% 1.15% 0.40% 18.09%
12/31/2023 17.35 0.24 2.45 2.69 (0.22) (0.98) (1.20) 18.84 16.06% 851,356 0.40% 1.33% 0.40% 19.66%
12/31/2022 27.67 0.27 (4.01) (3.74) (0.22) (6.36) (6.58) 17.35 (13.40)% 782,153 0.41% 1.24% 0.41% 15.01%
12/31/2021 22.93 0.23 5.30 5.53 (0.32) (0.47) (0.79) 27.67 24.26% 918,561 0.40% 0.85% 0.40% 21.16%
Class II Shares
6/30/2026 (Unaudited) 19.41 0.08 3.21 3.29 — — — 22.70 16.95% 52,179 0.63% 0.78% 0.63% 11.13%
12/31/2025 19.68 0.17 1.15 1.32 (0.20) (1.39) (1.59) 19.41 6.82% 46,370 0.65% 0.89% 0.65% 15.61%
12/31/2024 18.43 0.18 2.21 2.39 (0.17) (0.97) (1.14) 19.68 13.25% 49,360 0.62% 0.93% 0.62% 18.09%
12/31/2023 17.00 0.20 2.40 2.60 (0.19) (0.98) (1.17) 18.43 15.82% 46,661 0.60% 1.13% 0.60% 19.66%
12/31/2022 27.27 0.22 (3.95) (3.73) (0.18) (6.36) (6.54) 17.00 (13.55)% 42,899 0.61% 1.03% 0.61% 15.01%
12/31/2021 22.64 0.18 5.22 5.40 (0.30) (0.47) (0.77) 27.27 24.00% 53,636 0.60% 0.68% 0.60% 21.16%
Class Y Shares
6/30/2026 (Unaudited) 20.00 0.13 3.31 3.44 — — — 23.44 17.20% 122,000 0.25% 1.17% 0.25% 11.13%
12/31/2025 20.22 0.25 1.20 1.45 (0.28) (1.39) (1.67) 20.00 7.27% 96,245 0.25% 1.25% 0.25% 15.61%
12/31/2024 18.90 0.26 2.27 2.53 (0.24) (0.97) (1.21) 20.22 13.65% 241,798 0.25% 1.29% 0.25% 18.09%
12/31/2023 17.40 0.27 2.46 2.73 (0.25) (0.98) (1.23) 18.90 16.23% 247,290 0.25% 1.47% 0.25% 19.66%
12/31/2022 27.72 0.31 (4.02) (3.71) (0.25) (6.36) (6.61) 17.40 (13.27)% 241,715 0.26% 1.37% 0.26% 15.01%
12/31/2021 22.97 0.26 5.32 5.58 (0.36) (0.47) (0.83) 27.72 24.43% 338,153 0.25% 0.97% 0.25% 21.16%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2026 (Unaudited) - Financial Highlights - 145
The accompanying notes are an integral part of these financial statements.
NVIT NASDAQ-100 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 12.81 $ 0.01 $ 2.57 $ 2.58 $ — $ — $ — $ 15.39 20.14% $ 64,043 0.47% 0.22% 0.49% 15.86%
12/31/2025(g) 10.00 0.03 2.80 2.83 (0.01) (0.01) (0.02) 12.81 28.32% 49,115 0.46% 0.37% 0.53% 50.00%
Class II Shares
6/30/2026 (Unaudited) 12.80 — 2.56 2.56 — — — 15.36 20.00% 317,156 0.72% (0.03)% 0.74% 15.86%
12/31/2025(g) 10.00 0.01 2.81 2.82 (0.01) (0.01) (0.02) 12.80 28.18% 218,995 0.71% 0.07% 0.86% 50.00%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from April 28, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of April 25, 2025 through December 31, 2025.

146 - Financial Highlights - June 30, 2026 (Unaudited) - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 13.20 $ 0.07 $ 1.26 $ 1.33 $ — $ — $ — $ 14.53 10.08% $ 1,604,168 0.23% 1.00% 0.30% 0.32%
12/31/2025 11.34 0.13 1.86 1.99 (0.11) (0.02) (0.13) 13.20 17.60% 1,433,233 0.24% 1.06% 0.31% 1.72%
12/31/2024 9.18 0.12 2.16 2.28 (0.11) (0.01) (0.12) 11.34 24.76% 835,668 0.24% 1.18% 0.31% 1.53%
12/31/2023 7.39 0.12 1.79 1.91 (0.11) (0.01) (0.12) 9.18 25.96% 635,172 0.24% 1.42% 0.31% 2.73%
12/31/2022 27.94 0.20 (5.01) (4.81) (0.10) (15.64) (15.74) 7.39 (18.31)% 496,105 0.26% 1.34% 0.33% 2.01%
12/31/2021 22.36 0.29 6.03 6.32 (0.55) (0.19) (0.74) 27.94 28.37% 593,935 0.24% 1.13% 0.31% 10.30%
Class II Shares
6/30/2026 (Unaudited) 12.85 0.05 1.23 1.28 — — — 14.13 9.96% 3,625,456 0.48% 0.75% 0.55% 0.32%
12/31/2025 11.04 0.09 1.82 1.91 (0.08) (0.02) (0.10) 12.85 17.35% 3,219,612 0.49% 0.80% 0.56% 1.72%
12/31/2024 8.95 0.09 2.09 2.18 (0.08) (0.01) (0.09) 11.04 24.34% 2,645,993 0.49% 0.93% 0.56% 1.53%
12/31/2023 7.20 0.09 1.76 1.85 (0.09) (0.01) (0.10) 8.95 25.80% 2,105,725 0.49% 1.17% 0.56% 2.73%
12/31/2022 27.74 0.16 (4.98) (4.82) (0.08) (15.64) (15.72) 7.20 (18.56)% 1,694,017 0.51% 1.09% 0.58% 2.01%
12/31/2021 22.21 0.22 6.00 6.22 (0.50) (0.19) (0.69) 27.74 28.09% 1,971,833 0.49% 0.88% 0.56% 10.30%
Class IV Shares
6/30/2026 (Unaudited) 13.31 0.07 1.27 1.34 — — — 14.65 10.07% 312,269 0.25% 0.98% 0.25% 0.32%
12/31/2025 11.43 0.13 1.88 2.01 (0.11) (0.02) (0.13) 13.31 17.59% 292,000 0.26% 1.03% 0.26% 1.72%
12/31/2024 9.26 0.12 2.16 2.28 (0.10) (0.01) (0.11) 11.43 24.63% 269,307 0.26% 1.16% 0.26% 1.53%
12/31/2023 7.45 0.12 1.81 1.93 (0.11) (0.01) (0.12) 9.26 25.99% 232,708 0.26% 1.40% 0.26% 2.73%
12/31/2022 28.01 0.20 (5.02) (4.82) (0.10) (15.64) (15.74) 7.45 (18.32)% 198,301 0.28% 1.31% 0.28% 2.01%
12/31/2021 22.41 0.28 6.06 6.34 (0.55) (0.19) (0.74) 28.01 28.36% 260,586 0.26% 1.11% 0.26% 10.30%
Class Y Shares
6/30/2026 (Unaudited) 13.31 0.07 1.28 1.35 — — — 14.66 10.14% 904,190 0.15% 1.08% 0.15% 0.32%
12/31/2025 11.43 0.14 1.88 2.02 (0.12) (0.02) (0.14) 13.31 17.70% 754,920 0.16% 1.13% 0.16% 1.72%
12/31/2024 9.25 0.13 2.18 2.31 (0.12) (0.01) (0.13) 11.43 24.88% 508,784 0.16% 1.26% 0.16% 1.53%
12/31/2023 7.45 0.13 1.80 1.93 (0.12) (0.01) (0.13) 9.25 25.97% 297,812 0.16% 1.51% 0.16% 2.73%
12/31/2022 28.00 0.21 (5.01) (4.80) (0.11) (15.64) (15.75) 7.45 (18.20)% 176,092 0.18% 1.42% 0.18% 2.01%
12/31/2021 22.40 0.30 6.06 6.36 (0.57) (0.19) (0.76) 28.00 28.50% 208,957 0.15% 1.21% 0.15% 10.30%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - June 30, 2026 (Unaudited) - Financial Highlights - 147
The accompanying notes are an integral part of these financial statements.
NVIT Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
6/30/2026 (Unaudited) $ 9.25 $ 0.04 $ 2.03 $ 2.07 $ — $ — $ — $ 11.32 22.38% $ 475,174 0.57% 0.85% 0.64% 24.40%
12/31/2025 8.60 0.08 0.96 1.04 (0.08) (0.31) (0.39) 9.25 12.14% 381,999 0.58% 0.89% 0.65% 18.08%
12/31/2024 7.91 0.09 0.77 0.86 (0.08) (0.09) (0.17) 8.60 10.87% 324,991 0.58% 1.04% 0.65% 20.11%
12/31/2023 6.92 0.08 1.04 1.12 (0.08) (0.05) (0.13) 7.91 16.35% 278,760 0.61% 1.13% 0.68% 19.05%
12/31/2022 10.13 0.08 (2.14) (2.06) (0.06) (1.09) (1.15) 6.92 (20.72)% 249,830 0.61% 0.97% 0.68% 17.25%
12/31/2021 9.12 0.06 1.23 1.29 (0.08) (0.20) (0.28) 10.13 14.20% 282,443 0.61% 0.57% 0.68% 32.44%
Class Y Shares
6/30/2026 (Unaudited) 9.46 0.06 2.07 2.13 — — — 11.59 22.52% 249,346 0.24% 1.18% 0.24% 24.40%
12/31/2025 8.78 0.11 0.98 1.09 (0.10) (0.31) (0.41) 9.46 12.54% 192,920 0.25% 1.22% 0.25% 18.08%
12/31/2024 8.06 0.12 0.79 0.91 (0.10) (0.09) (0.19) 8.78 11.35% 150,222 0.25% 1.37% 0.25% 20.11%
12/31/2023 7.05 0.11 1.06 1.17 (0.11) (0.05) (0.16) 8.06 16.69% 115,934 0.28% 1.46% 0.28% 19.05%
12/31/2022 10.29 0.11 (2.18) (2.07) (0.08) (1.09) (1.17) 7.05 (20.46)% 103,725 0.28% 1.30% 0.28% 17.25%
12/31/2021 9.26 0.08 1.26 1.34 (0.11) (0.20) (0.31) 10.29 14.54% 120,964 0.27% 0.76% 0.27% 32.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor for the years ended 2023 and 2021.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

148 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Index Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2026, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Bond Index Fund ("Bond Index")
NVIT International Index Fund ("International Index")
NVIT Mid Cap Index Fund ("Mid Cap Index")
NVIT NASDAQ-100 Index Fund ("NASDAQ-100 Index")
NVIT S&P 500 Index Fund ("S&P 500 Index")
NVIT Small Cap Index Fund ("Small Cap Index")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Bond Index is also owned by other series of the Trust that operate as a fund-of-funds, such as the NVIT
Investor Destinations Funds. International Index and Mid Cap Index are also owned by other unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class VIII and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Index Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 149
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

150 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Index Funds
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 2,516,702 $ – $ 2,516,702
Commercial Mortgage-Backed Securities – 16,205,293 – 16,205,293
Corporate Bonds – 276,118,738 – 276,118,738
Foreign Government Securities – 18,299,598 – 18,299,598
Mortgage-Backed Securities – 266,174,266 – 266,174,266
Municipal Bonds – 5,427,425 – 5,427,425
Repurchase Agreements – 12,280,717 – 12,280,717
Short-Term Investments 3,000,000 – – 3,000,000
Supranational – 14,664,232 – 14,664,232
U.S. Government Agency Securities – 6,431,859 – 6,431,859
U.S. Treasury Obligations – 515,983,862 – 515,983,862
Total $ 3,000,000 $ 1,134,102,692 $ – $ 1,137,102,692
International Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 28,732,646 $ – $ 28,732,646
Air Freight & Logistics – 4,338,662 – 4,338,662
Automobile Components – 5,409,726 – 5,409,726
Automobiles – 15,556,346 – 15,556,346
Banks – 135,846,624 – 135,846,624
Beverages 808,566 9,220,108 – 10,028,674
Biotechnology – 5,216,875 – 5,216,875
Broadline Retail 1,465,241 7,171,766 – 8,637,007
Building Products – 7,292,703 – 7,292,703
Capital Markets 191,136 25,275,064 – 25,466,200
Chemicals – 19,601,706 – 19,601,706
Commercial Services & Supplies – 2,914,418 – 2,914,418
Communications Equipment – 3,932,234 – 3,932,234
Construction & Engineering – 8,711,034 – 8,711,034
Construction Materials – 3,069,316 – 3,069,316
Consumer Staples Distribution & Retail – 8,634,578 – 8,634,578
Distributors – 189,376 – 189,376
Diversified Consumer Services – 330,511 – 330,511
Diversified REITs – 1,136,739 – 1,136,739
Diversified Telecommunication Services – 13,231,530 – 13,231,530
Electric Utilities – 17,853,430 – 17,853,430
Electrical Equipment – 32,058,877 – 32,058,877

Index Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 151
Level 1 Level 2 Level 3 Total
Assets:
Electronic Equipment, Instruments &
Components $ – $ 14,597,925 $ – $ 14,597,925
Energy Equipment & Services – 363,766 – 363,766
Entertainment 2,730,904 3,837,985 – 6,568,889
Financial Services – 9,678,835 – 9,678,835
Food Products – 18,474,525 – 18,474,525
Gas Utilities – 3,036,655 – 3,036,655
Ground Transportation 390,319 2,582,571 – 2,972,890
Health Care Equipment & Supplies – 11,309,727 – 11,309,727
Health Care Providers & Services – 1,770,248 – 1,770,248
Health Care Technology – 327,750 – 327,750
Hotels, Restaurants & Leisure – 8,141,529 – 8,141,529
Household Durables – 7,980,936 – 7,980,936
Household Products – 3,470,700 – 3,470,700
Independent Power and Renewable
Electricity Producers – 3,281,889 – 3,281,889
Industrial Conglomerates – 17,704,098 – 17,704,098
Industrial REITs – 2,671,820 – 2,671,820
Insurance – 49,324,389 – 49,324,389
Interactive Media & Services – 1,028,384 – 1,028,384
IT Services – 4,286,104 – 4,286,104
Leisure Products – 797,139 – 797,139
Life Sciences Tools & Services – 3,143,161 – 3,143,161
Machinery – 27,901,611 – 27,901,611
Marine Transportation – 2,406,827 – 2,406,827
Media – 1,511,289 – 1,511,289
Metals & Mining – 29,044,424 – 29,044,424
Multi-Utilities – 9,124,410 – 9,124,410
Office REITs – 379,536 – 379,536
Oil, Gas & Consumable Fuels – 28,580,793 – 28,580,793
Paper & Forest Products – 1,039,883 – 1,039,883
Passenger Airlines – 1,840,592 – 1,840,592
Personal Care Products – 10,896,448 – 10,896,448
Pharmaceuticals 1,608,317 67,902,889 – 69,511,206
Professional Services – 10,094,801 – 10,094,801
Real Estate Management & Development – 7,550,446 – 7,550,446
Retail REITs – 2,222,573 – 2,222,573
Semiconductors & Semiconductor
Equipment – 70,942,201 – 70,942,201
Software 2,813,217 8,143,751 – 10,956,968
Specialty Retail – 8,352,412 – 8,352,412
Technology Hardware, Storage &
Peripherals – 2,358,692 – 2,358,692
Textiles, Apparel & Luxury Goods – 16,736,941 – 16,736,941
Tobacco – 7,830,075 – 7,830,075
Trading Companies & Distributors 945,821 16,058,247 – 17,004,068
Transportation Infrastructure – 2,940,783 – 2,940,783
Water Utilities – 952,257 – 952,257
Wireless Telecommunication Services 343,345 10,702,306 – 11,045,651
Total Common Stocks $ 11,296,866 $ 869,048,592 $ – $ 880,345,458
Futures Contracts# 26,927 – – 26,927
Repurchase Agreements – 14,736,101 – 14,736,101
Rights 14,928 – – 14,928
Short-Term Investments 2,000,000 – – 2,000,000
Total Assets $ 13,338,721 $ 883,784,693 $ – $ 897,123,414
Liabilities:
Futures Contracts# $ (15,471) $ – $ – $ (15,471)
Total Liabilities $ (15,471) $ – $ – $ (15,471)
Total $ 13,323,250 $ 883,784,693 $ – $ 897,107,943

152 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Index Funds
Mid Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,263,021,750 $ – $ – $ 1,263,021,750
Futures Contracts# 121,415 – – 121,415
Repurchase Agreements – 25,564,241 – 25,564,241
Short-Term Investments 7,100,000 – – 7,100,000
Total $ 1,270,243,165 $ 25,564,241 $ – $ 1,295,807,406
NASDAQ-100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 379,475,301 $ – $ – $ 379,475,301
Futures Contracts# 28,334 – – 28,334
Repurchase Agreement – 1,147,612 – 1,147,612
Short-Term Investments 63,351 – – 63,351
Total $ 379,566,986 $ 1,147,612 $ – $ 380,714,598
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 6,375,443,136 $ – $ – $ 6,375,443,136
Repurchase Agreements – 15,566,284 – 15,566,284
Rights – – – –
Short-Term Investments 7,100,000 – – 7,100,000
Total Assets $ 6,382,543,136 $ 15,566,284 $ – $ 6,398,109,420
Liabilities:
Futures Contracts# $ (436,497) $ – $ – $ (436,497)
Total Liabilities $ (436,497) $ – $ – $ (436,497)
Total $ 6,382,106,639 $ 15,566,284 $ – $ 6,397,672,923
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 42,781 $ – $ – $ 42,781
Common Stocks
Aerospace & Defense 12,852,535 – – 12,852,535
Air Freight & Logistics 729,940 – – 729,940
Automobile Components 8,419,369 – – 8,419,369
Automobiles 625,546 – – 625,546
Banks 72,698,932 – – 72,698,932
Beverages 1,234,980 – – 1,234,980
Biotechnology 74,566,244 – – 74,566,244
Broadline Retail 825,101 – – 825,101
Building Products 8,255,341 – – 8,255,341
Capital Markets 13,048,077 – – 13,048,077
Chemicals 12,972,212 10 – 12,972,222
Commercial Services & Supplies 10,506,923 – – 10,506,923
Communications Equipment 7,793,677 – – 7,793,677
Construction & Engineering 14,041,554 – – 14,041,554
Construction Materials 1,429,861 – – 1,429,861
Consumer Finance 8,185,722 – – 8,185,722
Consumer Staples Distribution & Retail 3,962,420 – – 3,962,420
Containers & Packaging 1,625,936 – – 1,625,936

Index Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 153
Level 1 Level 2 Level 3 Total
Assets:
Distributors $ 409,688 $ – $ – $ 409,688
Diversified Consumer Services 7,953,429 – – 7,953,429
Diversified REITs 3,510,721 – – 3,510,721
Diversified Telecommunication Services 3,732,166 – – 3,732,166
Electric Utilities 4,618,711 – – 4,618,711
Electrical Equipment 9,514,721 – – 9,514,721
Electronic Equipment, Instruments &
Components 19,909,975 – – 19,909,975
Energy Equipment & Services 16,736,572 – – 16,736,572
Entertainment 5,377,893 – – 5,377,893
Financial Services 14,263,806 – – 14,263,806
Financials 327,894 – – 327,894
Food Products 3,732,693 – – 3,732,693
Gas Utilities 6,969,399 – – 6,969,399
Ground Transportation 3,008,763 – – 3,008,763
Health Care Equipment & Supplies 18,841,240 – – 18,841,240
Health Care Providers & Services 21,053,523 – – 21,053,523
Health Care REITs 5,625,461 – – 5,625,461
Health Care Technology 2,369,197 – – 2,369,197
Hotel & Resort REITs 5,957,560 – – 5,957,560
Hotels, Restaurants & Leisure 14,168,509 – – 14,168,509
Household Durables 11,647,185 – – 11,647,185
Household Products 2,179,129 – – 2,179,129
Independent Power and Renewable
Electricity Producers 1,645,653 – – 1,645,653
Industrial Conglomerates 456,914 – – 456,914
Industrial REITs 2,835,931 – – 2,835,931
Insurance 14,982,322 – – 14,982,322
Interactive Media & Services 3,355,150 – – 3,355,150
IT Services 2,791,129 – – 2,791,129
Leisure Products 3,435,468 – – 3,435,468
Life Sciences Tools & Services 3,818,801 – – 3,818,801
Machinery 23,749,173 – – 23,749,173
Marine Transportation 1,855,381 – – 1,855,381
Media 3,585,389 – – 3,585,389
Metals & Mining 13,297,726 – – 13,297,726
Mortgage Real Estate Investment Trusts
(REITs) 5,507,965 – – 5,507,965
Multi-Utilities 3,222,949 – – 3,222,949
Office REITs 4,161,806 – – 4,161,806
Oil, Gas & Consumable Fuels 23,488,365 – – 23,488,365
Paper & Forest Products 425,480 – – 425,480
Passenger Airlines 3,412,779 – – 3,412,779
Personal Care Products 2,020,535 – – 2,020,535
Pharmaceuticals 19,950,665 – – 19,950,665
Professional Services 7,841,052 – – 7,841,052
Real Estate Management & Development 5,354,386 – – 5,354,386
Residential REITs 1,515,685 – – 1,515,685
Retail REITs 9,107,837 – – 9,107,837
Semiconductors & Semiconductor
Equipment 25,724,773 – – 25,724,773
Software 42,132,669 – – 42,132,669
Specialized REITs 2,518,990 – – 2,518,990
Specialty Retail 13,998,831 – – 13,998,831
Technology Hardware, Storage &
Peripherals 2,430,021 – – 2,430,021
Textiles, Apparel & Luxury Goods 4,310,011 – – 4,310,011
Tobacco 639,151 – – 639,151
Trading Companies & Distributors 8,152,661 – – 8,152,661
Transportation Infrastructure 37,589 – – 37,589
Water Utilities 2,340,007 – – 2,340,007

154 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Index Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2026, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ 910,067 $ – $ – $ 910,067
Total Common Stocks $ 700,695,916 $ 10 $ – $ 700,695,926
Futures Contracts# 104,614 – – 104,614
Preferred Stock 71,967 – – 71,967
Repurchase Agreements – 38,103,266 – 38,103,266
Rights – – – –
Short-Term Investments 6,500,000 – – 6,500,000
Total $ 707,415,278 $ 38,103,276 $ – $ 745,518,554
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
As of June 30, 2026, International Index held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of June 30, 2026, Small Cap Index held two common stock investments and seven rights investments that were categorized as Level 3 investments which were each valued at $0.
Small Cap Index
Common
Stocks Total
Balance as of 12/31/2025 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 409 409
Distributions — —
Purchases — —
Sales (409) (409)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2026 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2026 ** $ — $ —
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Index Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 155
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.

156 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Index Funds
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2026:
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2026:
International Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 26,927
Total $ 26,927
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (15,471)
Total $ (15,471)
Mid Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 121,415
Total $ 121,415
NASDAQ-100 Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 28,334
Total $ 28,334
S&P 500 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (436,497)
Total $ (436,497)
Small Cap Index
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 104,614
Total $ 104,614
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 711,759
Total $ 711,759

Index Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 157
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2026:
Mid Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 860,020
Total $ 860,020
NASDAQ-100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 217,409
Total $ 217,409
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 6,612,103
Total $ 6,612,103
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 818,193
Total $ 818,193
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (34,448)
Total $ (34,448)
Mid Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 155,600
Total $ 155,600
NASDAQ-100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 24,606
Total $ 24,606
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (526,044)
Total $ (526,044)
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 215,020
Total $ 215,020

158 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Index Funds
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended June 30, 2026:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of June 30, 2026, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the six months ended June 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of
International Index
Futures Contracts:
Average Notional Balance Long $ 8,483,426
Mid Cap Index
Futures Contracts:
Average Notional Balance Long $ 8,152,986
NASDAQ-100 Index
Futures Contracts:
Average Notional Balance Long $ 919,460
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 67,403,677
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 6,527,395

Index Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 159
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole.
These
remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the six months ended June 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 15,280,717
International Index 16,736,101
Mid Cap Index 32,664,241
NASDAQ-100 Index 1,210,963
S&P 500 Index 22,666,284
Small Cap Index 44,603,266

160 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Index Funds
obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of June 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2026, the joint repos on a gross basis were as follows:
Bank of America NA, 3.65%, dated 6/30/2026, due 7/1/2026, repurchase price $43,504,411, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 3.50%, maturing 6/1/2043 - 2/1/2047; total market value $44,370,000.
BNP Paribas Securities Corp., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $22,002,219, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.88%, maturing 10/31/2030 - 5/15/2056; total market value
$22,440,000.
Cantor Fitzgerald & Co., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $15,001,513, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.25% - 8.50%, maturing 2/20/2027 - 5/20/2076; total market value
$15,300,000.
Cantor Fitzgerald & Co., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $53,005,345, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.25% - 8.50%, maturing 2/20/2027 - 5/20/2076; total market value
$54,060,000.
CF Secured, LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $116,116,883, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.50%, maturing 10/13/2026 - 11/20/2075; total market value
$118,439,223.
MetLife, Inc., 3.64%, dated 6/30/2026, due 7/1/2026, repurchase price $59,005,965, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 5.50%, maturing 8/15/2028 - 8/15/2047; total market value $60,210,181.
Pershing LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $32,003,226, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 7/1/2026 - 5/20/2076; total market value $32,640,077.
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 2,280,717 $ – $ 2,280,717 $ (2,280,717) $ –
MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Total $ 12,280,717 $ – $ 12,280,717 $ (12,280,717) $ –

Index Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 161
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,500,000 $ – $ 2,500,000 $ (2,500,000) $ –
Cantor Fitzgerald &
Co. 7,000,000 – 7,000,000 (7,000,000) –
CF Secured, LLC 3,236,101 – 3,236,101 (3,236,101) –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Total $ 14,736,101 $ – $ 14,736,101 $ (14,736,101) $ –
Mid Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 4,000,000 $ – $ 4,000,000 $ (4,000,000) $ –
Cantor Fitzgerald &
Co. 5,000,000 – 5,000,000 (5,000,000) –
CF Secured, LLC 1,564,241 – 1,564,241 (1,564,241) –
MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 25,564,241 $ – $ 25,564,241 $ (25,564,241) $ –
NASDAQ-100 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,147,612 $ – $ 1,147,612 $ (1,147,612) $ –
Total $ 1,147,612 $ – $ 1,147,612 $ (1,147,612) $ –

162 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Index Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
BNP Paribas
Securities Corp. 4,000,000 – 4,000,000 (4,000,000) –
CF Secured, LLC 3,566,284 – 3,566,284 (3,566,284) –
MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 15,566,284 $ – $ 15,566,284 $ (15,566,284) $ –
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 25,000,000 $ – $ 25,000,000 $ (25,000,000) $ –
CF Secured, LLC 2,103,266 – 2,103,266 (2,103,266) –
MetLife, Inc. 11,000,000 – 11,000,000 (11,000,000) –
Total $ 38,103,266 $ – $ 38,103,266 $ (38,103,266) $ –
* As of June 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 163
foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that

164 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Index Funds
amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2026, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended June 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Index BlackRock
NASDAQ-100 BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.155%
$3 billion and more 0.145%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Index Up to $1.5 billion 0.205%
$1.5 billion up to $3 billion 0.185%
$3 billion and more 0.175%
NASDAQ-100 Index Up to $1 billion 0.17%
$1 billion and more 0.16%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%

Index Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 165
For the six months ended June 30, 2026, the Funds' effective advisory fee rates were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2027.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until April 30, 2027.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Effective Advisory Fee
Rate
Bond Index 0.19%
International Index 0.24
Mid Cap Index 0.20
NASDAQ-100 Index 0.17
S&P 500 Index 0.11
Small Cap Index 0.19
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34
Mid Cap Index All Classes 0.30
NASDAQ-100 All Classes 0.22
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
Fund Classes
Amount
(annual rate)
Mid Cap Index Class II 0.72%
S&P 500 Index Class II 0.52%
Fund Classes
Amount
(annual rate)
International Index Class VIII 1.14%
NASDAQ-100 Index Class I 0.49%
Class II 0.73%
S&P 500 Index Class I 0.27%
Class II 0.52%

166 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Index Funds
As of June 30, 2026, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the six months ended June 30, 2026, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2026, NFM earned an aggregate of $1,427,142 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2026, the Funds' aggregate portion of such costs amounted to $20,267.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year 2025
Amount
Six Months Ended
June 30, 2026
Amount Total
Bond Index $ — $ — $ —
International Index — — —
Mid Cap Index — — —
NASDAQ-100 Index 70,833(a) 30,998 101,831
S&P 500 Index — — —
Small Cap Index — — —
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class II
Shares
Class VIII
Shares
Bond Index 0.25% N/A
International Index 0.25% 0.40%
Mid Cap Index 0.25% N/A
NASDAQ-100 Index 0.25% N/A
S&P 500 Index 0.25% N/A
Small Cap Index 0.25% N/A
N/A - Not Applicable.

Index Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 167
The Trust and NFD have entered into a written contract waiving distribution fees for Class VIII shares of the Funds according to the following schedule until at least April 30, 2027:
During the six months ended June 30, 2026, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
For the six months ended June 30, 2026, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until at least March 2, 2027:
For the six months ended June 30, 2026, each Fund’s total administrative services fees were as follows:
During the six months ended June 30, 2026, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Fund
Distribution
Fee Waiver
(Annual Rate)
International Index 0.05%
Fund Amount
International Index $ 61,746
Fund Class I Class II Class IV Class VIII
Bond Index 0.15 % N/A N/A N/A
International Index 0.15 0.13 % N/A 0.15%
Mid Cap Index 0.15 0.13 N/A N/A
NASDAQ-100 Index 0.25 0.25 N/A N/A
S&P 500 Index 0.15 0.15 0.10 % N/A
Small Cap Index N/A 0.15 N/A N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $ 188,919
International Index 463,165
Mid Cap Index 790,900
NASDAQ-100 Index 373,811
S&P 500 Index 3,745,485
Small Cap Index 306,269
Fund Amount
S&P 500 Index $ 1,679,294
Small Cap Index 142,925

168 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Index Funds
Cross trades for the six months ended June 30, 2026 were executed by certain Funds pursuant to procedures adopted by the
Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the six months ended June 30, 2026, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended June 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2026, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
For the six months ended June 30, 2026, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Fund
Purchases at
Cost Sales Proceeds
Net Realized
Gain/Loss
Mid Cap Index $ 47,850 $ – $ –
S&P 500 Index 20,978 – –
Small Cap Index – 27,812 (12,914)
Fund Purchases
*
Sales
*
Bond Index $ 251,268,264 $ 283,400,230
International Index 68,707,898 40,990,577
Mid Cap Index 130,162,202 160,217,770
NASDAQ-100 Index 104,930,459 48,078,544
S&P 500 Index 202,946,869 18,874,238
Small Cap Index 152,700,772 152,389,750
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 119,004,847 $ 129,761,406

Index Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 169
6. Portfolio Investment Risks
(a) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially

170 - Notes to Financial Statements - June 30, 2026 (Unaudited) - Index Funds
earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is

Index Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 171
currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Federal Tax Information
As of June 30, 2026, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
10. Subsequent Events
The Trusts’ credit agreement has been renewed through June 30, 2027. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2026 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 1,207,567,516 $ 3,573,128 $ (74,037,952) $ (70,464,824)
International Index 443,784,483 459,851,745 (6,528,285) 453,323,460
Mid Cap Index 794,185,942 563,196,681 (61,575,217) 501,621,464
NASDAQ-100 Index 314,682,917 86,321,524 (20,289,843) 66,031,681
S&P 500 Index 2,150,286,136 4,300,508,023 (53,121,236) 4,247,386,787
Small Cap Index 541,701,984 242,281,123 (38,464,553) 203,816,570

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-IDX (8-26)

Semi-Annual Financial Statements
June 30, 2026 (Unaudited)
Nationwide Variable Insurance Trust
International Funds
NVIT Fidelity Institutional AM
®
Emerging Markets Fund
NVIT Fidelity Institutional AM
®
Worldwide Fund
NVIT International Equity Fund
NVIT Putnam International Value Fund
NVIT Strategic Income Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery, you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the NVIT Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov /.
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html . You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures. Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov/
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at
1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2026 Nationwide.

Statements of Investments 2
Statements of Assets and Liabilities 36
Statements of Operations 40
Statements of Changes in Net Assets 44
Financial Highlights 52
Notes to Financial Statements 57

2 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Fidelity Institutional AM
®
Emerging Markets Fund
Common Stocks 99 .9%
Shares Value ($)
ARGENTINA 0 .7%
Oil, Gas & Consumable Fuels 0 .7%
YPF SA, ADR * 95,448 4,340,021
AUSTRALIA 1 .5%
Metals & Mining 1 .5%
Anglogold Ashanti plc 106,600 8,622,874
BRAZIL 1 .9%
Banks 0 .9%
Itau Unibanco Holding SA
(Preference) 652,472 5,331,203
Metals & Mining 1 .0%
Vale SA, Class B, ADR 374,100 5,626,464
10,957,667
CHILE 1 .0%
Metals & Mining 1 .0%
Antofagasta plc 116,200 5,901,954
CHINA 22 .7%
Automobiles 1 .2%
BYD Co. Ltd., Class H 784,300 7,263,483
Banks 1 .3%
China Construction Bank Corp.,
Class H 7,266,000 7,486,536
Electrical Equipment 1 .4%
Contemporary Amperex
Technology Co. Ltd., Class A 140,323 8,158,369
Electronic Equipment, Instruments & Components 2 .7%
Luxshare Precision Industry Co.
Ltd., Class A 1,502,200 15,855,533
Household Durables 1 .2%
Haier Smart Home Co. Ltd., Class
A 2,422,895 7,303,200
Insurance 2 .6%
China Life Insurance Co. Ltd.,
Class H 3,247,000 11,107,742
PICC Property & Casualty Co.
Ltd., Class H 2,402,000 4,407,367
15,515,109
Interactive Media & Services 4 .5%
Tencent Holdings Ltd. 466,700 25,719,471
Life Sciences Tools & Services 1 .3%
WuXi AppTec Co. Ltd., Class H
Reg. S (a) 380,500 7,481,683
Machinery 2 .8%
Sany Heavy Industry Co. Ltd.,
Class A 2,324,000 5,939,465
Shenzhen Inovance Technology
Co. Ltd., Class A 1,060,900 10,418,199
16,357,664
Metals & Mining 2 .1%
Aluminum Corp. of China Ltd.,
Class A 3,981,800 4,819,594
Zijin Mining Group Co. Ltd., Class
A 2,063,600 7,662,555
12,482,149
Oil, Gas & Consumable Fuels 0 .8%
China Petroleum & Chemical
Corp., Class H 9,130,000 4,660,205
Common Stocks
Shares Value ($)
CHINA
Pharmaceuticals 0 .8%
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (a) 1,250,000 4,730,505
133,013,907
GREECE 3 .3%
Banks 3 .3%
Eurobank SA 1,902,500 9,091,427
National Bank of Greece SA 604,900 10,460,254
19,551,681
HUNGARY 3 .0%
Banks 1 .5%
OTP Bank Nyrt. 59,000 8,718,721
Pharmaceuticals 1 .5%
Richter Gedeon Nyrt. 226,500 8,769,806
17,488,527
INDIA 4 .8%
Banks 2 .3%
ICICI Bank Ltd. 358,800 5,225,513
State Bank of India 790,500 8,648,080
13,873,593
Construction & Engineering 1 .7%
Larsen & Toubro Ltd. 222,400 9,796,411
Construction Materials 0 .8%
JK Cement Ltd. 79,600 4,599,168
IT Services 0 .0%
†
Infosys Ltd. 19,700 208,205
28,477,377
INDONESIA 1 .5%
Banks 1 .5%
Bank Central Asia Tbk. PT 28,795,000 8,967,612
JAPAN 1 .5%
Machinery 1 .5%
Komatsu Ltd. 218,916 8,568,507
MALAYSIA 0 .9%
Banks 0 .9%
CIMB Group Holdings Bhd. 2,774,600 5,057,591
MEXICO 4 .9%
Banks 1 .3%
Grupo Financiero Banorte SAB de
CV, Class O 274,400 2,896,126
Regional SAB de CV 640,600 4,910,504
7,806,630
Beverages 1 .1%
Fomento Economico Mexicano
SAB de CV, ADR 49,000 6,267,100
Consumer Staples Distribution & Retail 0 .8%
Wal-Mart de Mexico SAB de CV 1,591,400 4,674,780
Wireless Telecommunication Services 1 .7%
America Movil SAB de CV, ADR 390,600 10,151,694
28,900,204
PERU 2 .6%
Banks 2 .6%
Credicorp Ltd. 39,300 15,310,494

NVIT Fidelity Institutional AM
®
Emerging Markets Fund - June 30, 2026 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC
(Preference) *^∞ 533,346 0
T-Tekhnologii MKPAO, GDR Reg.
S *^∞ 24,424 0
0
Consumer Staples Distribution & Retail 0 .0%
†
Magnit PJSC *^∞ 32,259 0
Oil, Gas & Consumable Fuels 0 .0%
†
Gazprom PJSC *^∞ 1,425,666 0
0
SAUDI ARABIA 2 .9%
Banks 1 .0%
Al Rajhi Bank 328,300 5,763,509
Oil, Gas & Consumable Fuels 1 .9%
Saudi Arabian Oil Co. Reg. S (a) 1,620,700 11,254,859
17,018,368
SOUTH AFRICA 3 .3%
Financial Services 1 .1%
FirstRand Ltd. 1,137,300 6,745,348
Metals & Mining 0 .6%
Impala Platinum Holdings Ltd. 352,300 3,684,627
Wireless Telecommunication Services 1 .6%
MTN Group Ltd. 632,520 8,804,155
19,234,130
SOUTH KOREA 15 .2%
Aerospace & Defense 1 .0%
Korea Aerospace Industries Ltd. 59,120 5,604,374
Automobile Components 0 .6%
Hyundai Mobis Co. Ltd. 11,300 3,675,815
Semiconductors & Semiconductor Equipment 2 .5%
SK hynix, Inc. 8,470 14,943,751
Technology Hardware, Storage & Peripherals 11 .1%
Samsung Electronics Co. Ltd. 297,030 64,935,821
89,159,761
TAIWAN 24 .6%
Electronic Equipment, Instruments & Components 4 .7%
Delta Electronics, Inc. 185,000 11,450,530
Yageo Corp. 456,000 16,496,257
27,946,787
Machinery 1 .1%
Hiwin Technologies Corp. 598,000 6,168,692
Semiconductors & Semiconductor Equipment 18 .5%
ASE Technology Holding Co. Ltd. 671,000 14,489,957
eMemory Technology, Inc. 49,000 4,539,987
MediaTek, Inc. 200,000 27,310,075
Taiwan Semiconductor
Manufacturing Co. Ltd. 816,000 62,659,534
108,999,553
Textiles, Apparel & Luxury Goods 0 .3%
Eclat Textile Co. Ltd. 162,781 1,602,502
144,717,534
Common Stocks
Shares Value ($)
TURKEY 1 .8%
Banks 0 .7%
Yapi ve Kredi Bankasi A/S * 4,723,143 4,077,699
Electrical Equipment 1 .1%
Astor Transformator Enerji Turizm
Insaat ve Petrol Sanayi Ticaret
A/S, Class B 1,093,600 6,490,143
10,567,842
UNITED ARAB EMIRATES 1 .0%
Oil, Gas & Consumable Fuels 1 .0%
Adnoc Gas plc 6,523,000 6,111,740
UNITED STATES 0 .8%
Energy Equipment & Services 0 .8%
Tenaris SA, ADR 84,700 4,700,003
Total Common Stocks
(cost $443,831,374) 586,667,794
Total Investments
(cost $443,831,374) — 99.9% 586,667,794
Other assets in excess of liabilities — 0.1% 541,472
NET ASSETS — 100.0%
$587,209,266
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$23,467,047 which represents 4.00% of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Fidelity Institutional AM
®
Worldwide Fund
Common Stocks 99 .2%
Shares Value ($)
AUSTRALIA 1 .4%
Aerospace & Defense 0 .2%
DroneShield Ltd. Reg. S *(a) 396,192 665,773
Capital Markets 0 .2%
Pinnacle Investment Management
Group Ltd. (a) 69,479 821,452
Commercial Services & Supplies 0 .2%
Brambles Ltd. 37,521 506,569
Insurance 0 .5%
Generation Development Group
Ltd. (a) 164,459 408,430
Steadfast Group Ltd. (a) 125,905 444,341
Suncorp Group Ltd. 52,137 695,766
1,548,537
Metals & Mining 0 .2%
Deterra Royalties Ltd. 186,593 605,641
Specialty Retail 0 .1%
Lovisa Holdings Ltd. 27,740 456,998
4,604,970
AUSTRIA 0 .0%
†
Construction Materials 0 .0%
†
Wienerberger AG 397 10,240
BELGIUM 0 .9%
Banks 0 .4%
KBC Group NV 8,475 1,155,993
Pharmaceuticals 0 .5%
UCB SA 5,585 1,672,328
2,828,321
CANADA 0 .9%
Banks 0 .3%
Royal Bank of Canada 5,000 1,035,361
Electronic Equipment, Instruments & Components 0 .1%
Celestica, Inc. * 1,039 378,926
Energy Equipment & Services 0 .1%
TerraVest Industries, Inc. (a) 3,587 293,612
Metals & Mining 0 .4%
Franco-Nevada Corp. 5,923 1,235,885
Oil, Gas & Consumable Fuels 0 .0%
†
PrairieSky Royalty Ltd. (a) 6,000 134,278
3,078,062
CHINA 1 .1%
Automobiles 0 .3%
BYD Co. Ltd., Class H 88,725 821,691
Electrical Equipment 0 .4%
Contemporary Amperex
Technology Co. Ltd., Class A 19,384 1,126,984
Hotels, Restaurants & Leisure 0 .1%
Luckin Coffee, Inc., ADR *(a) 9,097 251,714
Machinery 0 .3%
Airtac International Group 20,181 851,370
3,051,759
DENMARK 0 .4%
Air Freight & Logistics 0 .4%
DSV A/S 5,493 1,303,962
Common Stocks
Shares Value ($)
FINLAND 0 .3%
Communications Equipment 0 .2%
Nokia OYJ 43,871 580,764
Paper & Forest Products 0 .1%
UPM-Kymmene OYJ 13,566 359,863
940,627
FRANCE 0 .7%
Aerospace & Defense 0 .2%
Airbus SE 3,047 678,192
Food Products 0 .5%
Danone SA 17,571 1,441,055
2,119,247
GERMANY 0 .7%
Electrical Equipment 0 .0%
†
Innio NV * 700 27,685
Health Care Providers & Services 0 .2%
Fresenius SE & Co. KGaA 16,108 735,592
Industrial Conglomerates 0 .5%
Siemens AG (Registered) 4,502 1,446,629
2,209,906
GREECE 0 .1%
Food Products 0 .1%
Kri-Kri Milk Industry SA 11,664 405,684
INDONESIA 0 .4%
Banks 0 .4%
Bank Central Asia Tbk. PT 4,449,920 1,385,836
IRELAND 1 .1%
Banks 0 .8%
AIB Group plc 201,677 2,370,004
Building Products 0 .3%
Kingspan Group plc 11,924 1,090,662
3,460,666
ITALY 0 .9%
Financial Services 0 .2%
BFF Bank SpA Reg. S *(a)(b) 160,289 563,646
Hotels, Restaurants & Leisure 0 .0%
†
Lottomatica Group Spa 369 10,245
Pharmaceuticals 0 .4%
Recordati Industria Chimica e
Farmaceutica SpA 20,461 1,199,488
Textiles, Apparel & Luxury Goods 0 .3%
PRADA SpA 166,241 841,333
2,614,712
JAPAN 5 .2%
Chemicals 0 .3%
NOF Corp. 48,783 792,620
Commercial Services & Supplies 0 .2%
Japan Elevator Service Holdings
Co. Ltd. 56,032 601,312
Entertainment 0 .3%
Nintendo Co. Ltd. 21,963 922,326
Food Products 0 .3%
Kotobuki Spirits Co. Ltd. (a) 56,069 858,728

NVIT Fidelity Institutional AM
®
Worldwide Fund - June 30, 2026 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
JAPAN
Household Durables 0 .4%
Panasonic Holdings Corp. 42,794 1,201,558
Machinery 0 .7%
Daifuku Co. Ltd. 27,034 1,202,655
Ebara Corp. 27,211 1,067,152
2,269,807
Pharmaceuticals 0 .2%
Takeda Pharmaceutical Co. Ltd. 22,207 701,105
Real Estate Management & Development 0 .3%
Katitas Co. Ltd. 41,502 850,904
Semiconductors & Semiconductor Equipment 1 .4%
Kioxia Holdings Corp. * 3,919 2,224,981
Lasertec Corp. 2,561 796,832
Renesas Electronics Corp. 46,648 1,409,139
4,430,952
Specialty Retail 0 .8%
Fast Retailing Co. Ltd. 2,262 1,156,848
USS Co. Ltd. 93,201 1,091,519
2,248,367
Trading Companies & Distributors 0 .3%
ITOCHU Corp. 85,875 987,442
15,865,121
LUXEMBOURG 0 .0%
†
Automobile Components 0 .0%
†
Novem Group SA * 382 1,102
NETHERLANDS 1 .7%
Semiconductors & Semiconductor Equipment 1 .7%
ASML Holding NV 2,596 5,148,496
NXP Semiconductors NV 1,000 281,030
5,429,526
NORWAY 0 .8%
Electronic Equipment, Instruments & Components 0 .1%
General Oceans A/S * 116,409 232,953
Energy Equipment & Services 0 .5%
TGS ASA 121,686 1,578,642
Insurance 0 .2%
Storebrand ASA 33,976 638,076
2,449,671
POLAND 0 .1%
Aerospace & Defense 0 .1%
Creotech Instruments SA * 1,196 235,270
SINGAPORE 0 .3%
Semiconductors & Semiconductor Equipment 0 .3%
STMicroelectronics NV 12,259 915,385
SOUTH KOREA 0 .2%
Semiconductors & Semiconductor Equipment 0 .2%
SK hynix, Inc. 450 793,942
SPAIN 2 .1%
Banks 2 .1%
Banco Santander SA 154,797 2,141,482
Bankinter SA 125,284 2,102,021
CaixaBank SA 149,913 2,127,813
6,371,316
SWEDEN 1 .1%
Banks 0 .6%
NOBA Bank Group AB (a) 42,207 339,668
Common Stocks
Shares Value ($)
SWEDEN
Banks
Swedbank AB, Class A 43,816 1,636,418
1,976,086
Life Sciences Tools & Services 0 .5%
AddLife AB, Class B 93,073 1,568,859
Metals & Mining 0 .0%
†
Alleima AB 10,300 94,275
Specialty Retail 0 .0%
†
Haypp Group AB *(a) 1,168 16,628
3,655,848
SWITZERLAND 0 .1%
Electrical Equipment 0 .1%
Huber + Suhner AG (Registered) 661 182,547
TAIWAN 4 .7%
Electrical Equipment 0 .1%
Bizlink Holding, Inc. 5,051 306,972
Electronic Equipment, Instruments & Components 0 .3%
E Ink Holdings, Inc. 160,834 1,099,569
Semiconductors & Semiconductor Equipment 4 .3%
Taiwan Semiconductor
Manufacturing Co. Ltd. 28,425 2,182,717
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 23,235 11,096,339
13,279,056
14,685,597
UNITED KINGDOM 3 .4%
Aerospace & Defense 0 .3%
Rolls-Royce Holdings plc 50,524 970,069
Banks 0 .6%
NatWest Group plc 210,502 1,855,360
Beverages 0 .2%
Diageo plc 34,906 701,604
Diversified Telecommunication Services 0 .0%
†
Zegona Communications plc 1,280 27,043
Food Products 0 .2%
Cranswick plc 8,962 654,119
Insurance 1 .0%
Admiral Group plc 30,018 1,417,983
Hiscox Ltd. 63,911 1,566,180
Sabre Insurance Group plc Reg.
S (b) 11,193 25,844
3,010,007
Interactive Media & Services 0 .2%
MONY Group plc 236,255 581,033
Leisure Products 0 .0%
†
Games Workshop Group plc 148 42,427
Pharmaceuticals 0 .2%
GSK plc 21,136 554,586
Tobacco 0 .7%
British American Tobacco plc 35,058 2,162,312
Trading Companies & Distributors 0 .0%
†
RS GROUP plc 2,057 15,870
10,574,430

6 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Fidelity Institutional AM
®
Worldwide Fund
Common Stocks
Shares Value ($)
UNITED STATES 70 .6%
Aerospace & Defense 0 .5%
Boeing Co. (The) * 7,201 1,558,801
Automobiles 0 .4%
Rivian Automotive, Inc., Class A
*(a) 4,874 84,564
Tesla, Inc. * 3,161 1,329,517
1,414,081
Banks 2 .2%
Citigroup, Inc. 49,100 6,872,036
Biotechnology 0 .3%
Moderna, Inc. *(a) 12,000 840,360
Broadline Retail 3 .7%
Amazon.com, Inc. * 49,019 11,683,188
Building Products 0 .8%
Modine Manufacturing Co. * 9,000 2,403,180
Capital Markets 2 .7%
Bank of New York Mellon Corp.
(The) 18,960 2,741,805
Robinhood Markets, Inc., Class A * 55,392 5,554,710
8,296,515
Communications Equipment 0 .1%
Ciena Corp. * 700 343,392
Electrical Equipment 0 .4%
Schneider Electric SE 4,206 1,379,920
Electronic Equipment, Instruments & Components 7 .0%
Corning, Inc. 40,967 10,464,201
Flex Ltd. * 69,000 11,182,830
21,647,031
Ground Transportation 1 .0%
Old Dominion Freight Line, Inc. 14,037 3,040,414
Health Care Providers & Services 2 .1%
CVS Health Corp. 13,500 1,396,575
UnitedHealth Group, Inc. 12,200 5,070,686
6,467,261
Hotels, Restaurants & Leisure 0 .9%
Flutter Entertainment plc *(a) 8,943 898,809
Flutter Entertainment plc * 3,215 328,477
Starbucks Corp. 3,000 306,570
Viking Holdings Ltd. * 13,200 1,381,644
2,915,500
Household Durables 1 .9%
Garmin Ltd. 4,500 1,068,930
Leggett & Platt, Inc. 31,000 363,010
Somnigroup International, Inc. 58,227 4,564,997
5,996,937
Insurance 1 .7%
Chubb Ltd. 14,700 5,008,878
Travelers Cos., Inc. (The) 1,000 330,120
5,338,998
Interactive Media & Services 8 .6%
Alphabet, Inc., Class A 65,370 23,361,277
Meta Platforms, Inc., Class A 6,308 3,553,233
26,914,510
Machinery 6 .2%
Caterpillar, Inc. 4,105 4,371,414
Cummins, Inc. 13,702 9,772,403
PACCAR, Inc. 28,264 3,395,072
RBC Bearings, Inc. * 3,000 1,932,180
19,471,069
Common Stocks
Shares Value ($)
UNITED STATES
Metals & Mining 2 .2%
Steel Dynamics, Inc. 29,664 6,806,701
Oil, Gas & Consumable Fuels 0 .3%
Chevron Corp. 5,700 944,832
Passenger Airlines 0 .2%
United Airlines Holdings, Inc. * 5,535 752,705
Pharmaceuticals 6 .4%
Eli Lilly & Co. 10,284 12,334,938
Jazz Pharmaceuticals plc * 2,000 481,940
Johnson & Johnson 17,500 4,444,475
Roche Holding AG 1,641 675,473
VeraDermics, Inc. * 14,600 1,794,924
19,731,750
Semiconductors & Semiconductor Equipment 10 .9%
Applied Materials, Inc. 1,200 867,600
Broadcom, Inc. 1,300 491,075
Cerebras Systems, Inc., Class A
*(a) 7,600 1,679,600
Intel Corp. * 75,300 10,514,139
Lam Research Corp. 1,900 823,327
Micron Technology, Inc. 200 230,858
NVIDIA Corp. 92,474 18,503,123
ON Semiconductor Corp. * 3,500 330,890
Teradyne, Inc. 565 273,370
33,713,982
Software 0 .0%
†
Microsoft Corp. 87 32,453
Palantir Technologies, Inc., Class
A * 200 23,334
55,787
Technology Hardware, Storage & Peripherals 7 .0%
Apple, Inc. 16,218 4,692,841
Dell Technologies, Inc., Class C 2,700 1,164,942
Everpure, Inc., Class A * 5,000 393,950
Seagate Technology Holdings plc 6,414 6,189,510
Western Digital Corp. 14,459 9,235,252
21,676,495
Textiles, Apparel & Luxury Goods 1 .4%
Ralph Lauren Corp., Class A 11,154 4,477,327
Tobacco 0 .1%
Philip Morris International, Inc. 1,500 271,365
Trading Companies & Distributors 1 .6%
United Rentals, Inc. 1,300 1,472,757
WW Grainger, Inc. 2,605 3,543,842
5,016,599
220,030,736
Total Common Stocks
(cost $252,827,854) 309,204,483
Short-Term Investments 0 .0%
†
Money Market Funds 0 .0%
†
BlackRock Liquidity FedFund,
Institutional Shares, 3.54%(c)(d) 19,785 19,785
Invesco Government & Agency
Portfolio, Institutional Shares,
3.57%(c)(d) 19,785 19,785

NVIT Fidelity Institutional AM
®
Worldwide Fund - June 30, 2026 (Unaudited) - Statement of Investments - 7
Short-Term Investments
Shares Value ($)
Money Market Funds
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.56%(c)(d) 19,785 19,785
RBC BlueBay U.S. Government
Money Market Fund, Institutional
Shares, 3.55%(c)(d) 39,644 39,644
Total Short-Term Investments
(cost $98,999) 98,999
Repurchase Agreement 0 .1%
Principal
Amount ($)
CF Secured, LLC, 3.63%, dated
6/30/2026, due 7/1/2026,
repurchase price $175,459,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
10/13/2026 - 11/20/2075; total
market value $178,969.(d)(e) 175,442 175,442
Total Repurchase Agreement
(cost $175,442) 175,442
Total Investments
(cost $253,102,295) — 99.3% 309,478,924
Other assets in excess of liabilities — 0.7% 2,219,505
NET ASSETS — 100.0%
$311,698,429
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $5,498,823, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $98,999 and $175,442,
respectively, and by $5,589,061 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 4.88%, and maturity dates ranging from
7/9/2026 - 11/15/2055, a total value of $5,863,502.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$589,490 which represents 0.19% of net assets.
(c) Represents 7-day effective yield as of June 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $274,441.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT International Equity Fund
Common Stocks 98 .2%
Shares Value ($)
AUSTRALIA 3 .5%
Commercial Services & Supplies 0 .4%
Brambles Ltd. 135,363 1,827,527
Construction & Engineering 0 .4%
SRG Global Ltd. (a) 516,638 1,430,029
Ventia Services Group Pty. Ltd. 149,907 644,299
2,074,328
Hotels, Restaurants & Leisure 0 .1%
Aristocrat Leisure Ltd. 16,387 698,134
Insurance 0 .1%
QBE Insurance Group Ltd. 38,294 668,362
Interactive Media & Services 0 .1%
REA Group Ltd. (a) 7,610 735,302
Metals & Mining 1 .5%
Anglogold Ashanti plc 17,005 1,375,534
BHP Group Ltd. 54,640 2,280,607
Fortescue Ltd. (a) 72,919 971,328
Kingsgate Consolidated Ltd. (a) 266,175 913,841
Regis Resources Ltd. 243,436 1,018,949
West African Resources Ltd. *(a) 265,253 492,659
7,052,918
Passenger Airlines 0 .7%
Qantas Airways Ltd. 474,716 3,515,271
Professional Services 0 .1%
SmartGroup Corp. Ltd. 69,178 613,495
Software 0 .1%
Bravura Solutions Ltd. (a) 376,677 528,728
17,714,065
BELGIUM 0 .3%
Diversified Telecommunication Services 0 .2%
Proximus SADP (a) 139,058 929,711
Pharmaceuticals 0 .1%
UCB SA 2,125 636,293
1,566,004
BRAZIL 1 .4%
Oil, Gas & Consumable Fuels 1 .1%
Petroleo Brasileiro SA (Preference) 755,300 5,530,546
Water Utilities 0 .3%
Cia De Saneamento do Parana
Sanepar 185,800 1,333,853
6,864,399
CANADA 7 .6%
Banks 1 .3%
Bank of Montreal 9,635 1,702,948
Royal Bank of Canada 10,583 2,191,444
Toronto-Dominion Bank (The) 23,195 2,820,198
6,714,590
Consumer Staples Distribution & Retail 0 .9%
Loblaw Cos. Ltd. 94,854 4,303,125
Diversified Telecommunication Services 0 .2%
Quebecor, Inc., Class B 18,504 883,156
Electric Utilities 0 .5%
Hydro One Ltd. Reg. S (b) 58,973 2,432,519
Electronic Equipment, Instruments & Components 0 .3%
Celestica, Inc. * 4,256 1,552,176
Common Stocks
Shares Value ($)
CANADA
Insurance 0 .8%
Fairfax Financial Holdings Ltd. (a) 1,039 1,708,950
iA Financial Corp., Inc. 7,494 1,034,761
Manulife Financial Corp. 14,384 583,372
Sun Life Financial, Inc. (a) 8,502 667,511
3,994,594
IT Services 0 .5%
Shopify, Inc., Class A * 22,908 2,620,872
Metals & Mining 2 .0%
Agnico Eagle Mines Ltd. 7,772 1,207,571
Barrick Mining Corp. 169,546 6,234,319
Kinross Gold Corp. (a) 105,497 2,497,860
9,939,750
Oil, Gas & Consumable Fuels 0 .8%
Canadian Natural Resources Ltd. 19,635 776,955
Suncor Energy, Inc. 63,196 3,399,862
4,176,817
Software 0 .1%
Constellation Software, Inc. 285 536,542
Specialty Retail 0 .1%
Groupe Dynamite, Inc. (a) 18,632 703,372
Trading Companies & Distributors 0 .1%
Toromont Industries Ltd. 3,679 604,982
38,462,495
CHILE 0 .1%
Passenger Airlines 0 .1%
Latam Airlines Group SA, ADR 12,015 700,114
CHINA 6 .0%
Air Freight & Logistics 0 .1%
JD Logistics, Inc. Reg. S *(b) 328,800 493,936
Banks 0 .7%
BOC Hong Kong Holdings Ltd. 96,000 520,666
China Everbright Bank Co. Ltd.,
Class H (a) 2,572,000 961,006
Chongqing Rural Commercial
Bank Co. Ltd., Class H 1,556,000 1,147,057
Postal Savings Bank of China Co.
Ltd., Class H Reg. S (b) 1,264,000 737,949
3,366,678
Beverages 0 .1%
Nongfu Spring Co. Ltd., Class H
Reg. S (b) 109,600 556,314
Broadline Retail 0 .8%
Alibaba Group Holding Ltd. 184,600 2,205,401
Alibaba Group Holding Ltd., ADR
(a) 6,499 623,774
JD.com, Inc., Class A 71,307 907,405
PDD Holdings, Inc., ADR * 7,124 543,419
4,279,999
Electrical Equipment 0 .6%
Contemporary Amperex
Technology Co. Ltd., Class H (a) 31,300 2,817,270
Entertainment 0 .5%
NetEase, Inc. 96,900 2,494,161
Food Products 0 .2%
Uni-President China Holdings Ltd.
(a) 1,047,000 902,315

NVIT International Equity Fund - June 30, 2026 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
CHINA
Hotels, Restaurants & Leisure 0 .3%
Atour Lifestyle Holdings Ltd., ADR 17,548 558,026
H World Group Ltd., ADR 21,226 885,549
1,443,575
Household Durables 0 .5%
Midea Group Co. Ltd., Class H (a) 219,400 2,316,625
Industrial Conglomerates 0 .1%
CITIC Ltd. 417,000 566,987
Interactive Media & Services 0 .9%
Kuaishou Technology Reg. S (a)
(b) 142,300 760,350
Tencent Holdings Ltd. 74,200 4,089,104
4,849,454
Metals & Mining 0 .5%
Zijin Mining Group Co. Ltd., Class
H (a) 682,000 2,398,980
Oil, Gas & Consumable Fuels 0 .2%
PetroChina Co. Ltd., Class H 1,056,000 1,136,974
Pharmaceuticals 0 .2%
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (b) 262,000 991,514
Professional Services 0 .1%
Kanzhun Ltd., ADR 38,839 499,858
Specialty Retail 0 .2%
Pop Mart International Group Ltd.
Reg. S (a)(b) 51,600 1,024,136
30,138,776
DENMARK 0 .4%
Electrical Equipment 0 .2%
Vestas Wind Systems A/S 35,291 997,105
Independent Power and Renewable Electricity Producers 0 .1%
Orsted A/S Reg. S *(b) 25,419 571,509
Pharmaceuticals 0 .1%
Novo Nordisk A/S, ADR 14,169 679,262
2,247,876
EGYPT 0 .1%
Banks 0 .1%
Commercial International Bank -
Egypt (CIB) (Registered), GDR
Reg. S 259,059 660,921
FRANCE 6 .3%
Aerospace & Defense 0 .3%
Airbus SE 2,501 556,665
Thales SA 3,139 806,487
1,363,152
Banks 2 .7%
BNP Paribas SA 80,020 9,352,504
Societe Generale SA 46,976 4,159,607
13,512,111
Construction & Engineering 1 .0%
Vinci SA 35,665 5,216,205
Oil, Gas & Consumable Fuels 1 .1%
Gaztransport Et Technigaz SA 5,937 1,257,489
TotalEnergies SE 56,858 4,416,774
5,674,263
Common Stocks
Shares Value ($)
FRANCE
Personal Care Products 0 .5%
L'Oreal SA 5,654 2,480,573
Pharmaceuticals 0 .7%
Ipsen SA 18,258 3,522,208
31,768,512
GERMANY 3 .8%
Automobiles 0 .7%
Mercedes-Benz Group AG 44,077 2,212,356
Volkswagen AG (Preference) 14,741 1,180,956
3,393,312
Capital Markets 0 .9%
Deutsche Bank AG (Registered) 136,070 4,607,199
Electrical Equipment 0 .3%
Siemens Energy AG 8,194 1,552,986
Hotels, Restaurants & Leisure 0 .3%
TUI AG (a) 202,132 1,672,842
IT Services 0 .2%
IONOS Group SE *(a) 29,156 907,571
Machinery 1 .0%
GEA Group AG 72,671 4,984,994
Oil, Gas & Consumable Fuels 0 .1%
Deutsche Rohstoff AG 7,562 689,199
Software 0 .3%
SAP SE 8,518 1,304,469
19,112,572
HONG KONG 1 .9%
Food Products 1 .0%
WH Group Ltd. Reg. S (b) 4,641,500 4,920,548
Insurance 0 .6%
Prudential plc 226,844 3,020,803
Metals & Mining 0 .1%
Zijin Gold International Co. Ltd. 61,700 699,607
Real Estate Management & Development 0 .2%
Sun Hung Kai Properties Ltd. 68,500 987,181
9,628,139
INDIA 3 .1%
Banks 0 .9%
Bank of India 601,302 901,207
Canara Bank 886,379 1,180,400
South Indian Bank Ltd. (The) 3,052,617 1,477,085
Union Bank of India Ltd. 489,612 900,092
4,458,784
Capital Markets 0 .1%
Multi Commodity Exchange of
India Ltd. 19,650 592,356
Diversified Telecommunication Services 0 .3%
Indus Towers Ltd. * 326,542 1,356,604
Financial Services 0 .6%
LIC Housing Finance Ltd. 176,024 1,056,073
Piramal Finance Ltd. 48,120 1,100,968
Power Finance Corp. Ltd. 222,318 1,003,717
3,160,758
Insurance 0 .5%
Life Insurance Corp. of India 540,769 2,488,345

10 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
INDIA
IT Services 0 .2%
Infosys Ltd. 89,572 946,666
Metals & Mining 0 .3%
Vedanta Aluminium Metal Ltd. * 214,969 1,018,447
Vedanta Ltd. 214,969 642,492
1,660,939
Pharmaceuticals 0 .2%
Sun Pharmaceutical Industries Ltd. 59,757 1,176,735
15,841,187
INDONESIA 0 .3%
Diversified Telecommunication Services 0 .2%
Telkom Indonesia Persero Tbk. PT 5,536,100 734,201
Food Products 0 .1%
Japfa Comfeed Indonesia Tbk. PT 6,468,100 705,897
1,440,098
IRELAND 0 .3%
Trading Companies & Distributors 0 .3%
AerCap Holdings NV 8,763 1,277,470
ITALY 2 .5%
Aerospace & Defense 0 .5%
Leonardo SpA 44,223 2,371,479
Automobiles 0 .5%
Ferrari NV 6,515 2,414,481
Banks 1 .0%
Intesa Sanpaolo SpA 272,894 1,869,323
UniCredit SpA 42,955 3,843,067
5,712,390
Diversified Telecommunication Services 0 .1%
Telecom Italia SpA * 59,205 539,610
Financial Services 0 .2%
Nexi SpA Reg. S (a)(b) 204,571 828,483
Leisure Products 0 .2%
Technogym SpA Reg. S (b) 49,277 856,091
12,722,534
JAPAN 13 .8%
Automobile Components 0 .1%
Aisin Corp. 42,600 575,622
Automobiles 0 .9%
Honda Motor Co. Ltd. 413,100 3,742,366
Suzuki Motor Corp. 80,900 973,804
4,716,170
Banks 1 .1%
Mizuho Financial Group, Inc. 24,500 1,176,466
Nishi-Nippon Financial Holdings,
Inc. 24,000 614,678
Sumitomo Mitsui Financial Group,
Inc. 100,400 3,925,293
5,716,437
Beverages 0 .5%
Kirin Holdings Co. Ltd. (a) 145,800 2,498,303
Chemicals 1 .0%
Asahi Kasei Corp. 393,900 4,344,865
Sumitomo Chemical Co. Ltd. 245,200 779,931
5,124,796
Consumer Finance 0 .1%
Credit Saison Co. Ltd. 24,600 667,660
Common Stocks
Shares Value ($)
JAPAN
Distributors 0 .1%
Happinet Corp. (a) 33,400 618,215
Diversified Telecommunication Services 0 .7%
NTT, Inc. 3,708,300 3,307,345
Electric Utilities 0 .3%
Kyushu Electric Power Co., Inc. 129,200 1,304,848
Electrical Equipment 0 .6%
Mitsubishi Electric Corp. 79,300 2,908,023
Financial Services 0 .4%
ORIX Corp. 54,600 2,069,333
Food Products 0 .2%
NH Foods Ltd. 26,800 980,614
Ground Transportation 0 .1%
Central Japan Railway Co. 26,600 570,870
Household Durables 0 .6%
Sony Group Corp. 151,200 3,031,958
Industrial Conglomerates 0 .5%
Hitachi Ltd. 93,600 2,601,102
Insurance 1 .5%
Japan Post Holdings Co. Ltd. 494,700 6,632,116
T&D Holdings, Inc. 37,300 1,104,936
7,737,052
IT Services 0 .1%
NEC Corp. 23,400 568,071
Leisure Products 0 .4%
Bandai Namco Holdings, Inc. 96,900 2,264,480
Machinery 0 .2%
Mitsubishi Heavy Industries Ltd. 37,400 851,577
Passenger Airlines 0 .4%
Japan Airlines Co. Ltd. 111,900 1,971,946
Personal Care Products 0 .3%
Kao Corp. (a) 81,400 1,613,682
Pharmaceuticals 0 .2%
Chugai Pharmaceutical Co. Ltd. 18,800 870,425
Professional Services 0 .5%
Recruit Holdings Co. Ltd. 33,100 2,304,073
Real Estate Management & Development 0 .4%
Daiwa House Industry Co. Ltd. 31,800 860,882
Leopalace21 Corp. 279,600 1,118,533
1,979,415
Semiconductors & Semiconductor Equipment 1 .6%
Advantest Corp. 16,300 3,313,395
Kioxia Holdings Corp. * 3,400 1,930,323
Tokyo Electron Ltd. 5,500 2,659,764
7,903,482
Specialty Retail 0 .4%
and ST HD Co. Ltd. (a) 29,500 629,795
Fast Retailing Co. Ltd. 2,900 1,483,138
2,112,933
Technology Hardware, Storage & Peripherals 0 .5%
Canon, Inc. (a) 91,100 2,327,970
Wireless Telecommunication Services 0 .1%
SoftBank Corp. 377,500 483,170
69,679,572

NVIT International Equity Fund - June 30, 2026 (Unaudited) - Statement of Investments - 11
Common Stocks
Shares Value ($)
MALAYSIA 0 .5%
Consumer Staples Distribution & Retail 0 .1%
99 Speed Mart Retail Holdings
Bhd. 713,600 619,248
Electric Utilities 0 .2%
Tenaga Nasional Bhd. 206,400 724,460
Food Products 0 .1%
Nestle Malaysia Bhd. 21,100 484,609
Machinery 0 .1%
Frencken Group Ltd. 237,600 557,616
2,385,933
MEXICO 0 .3%
Construction Materials 0 .2%
Cemex SAB de CV, ADR 69,686 836,232
Metals & Mining 0 .1%
Industrias Penoles SAB de CV 11,050 482,933
1,319,165
NETHERLANDS 4 .8%
Consumer Staples Distribution & Retail 0 .7%
Koninklijke Ahold Delhaize NV 83,559 3,362,858
Hotels, Restaurants & Leisure 0 .1%
Basic-Fit NV Reg. S *(a)(b) 15,174 565,614
Professional Services 0 .3%
Wolters Kluwer NV 22,678 1,465,705
Semiconductors & Semiconductor Equipment 3 .7%
ASM International NV 2,384 2,728,975
ASML Holding NV 7,995 15,856,019
18,584,994
23,979,171
NORWAY 0 .1%
Oil, Gas & Consumable Fuels 0 .1%
Var Energi ASA 115,403 476,664
PERU 0 .1%
Banks 0 .1%
Intercorp Financial Services, Inc. 12,324 701,975
PHILIPPINES 0 .5%
Transportation Infrastructure 0 .5%
International Container Terminal
Services, Inc. 172,590 2,519,714
POLAND 0 .3%
Electric Utilities 0 .3%
PGE Polska Grupa Energetyczna
SA * 273,129 685,889
Tauron Polska Energia SA 390,134 945,541
1,631,430
PORTUGAL 0 .1%
Banks 0 .1%
Banco Comercial Portugues SA,
Class R 626,391 741,496
SAUDI ARABIA 1 .0%
Electric Utilities 0 .5%
Saudi Energy Co. 469,330 2,224,160
Electrical Equipment 0 .3%
Electrical Industries Co. 407,357 1,565,434
Common Stocks
Shares Value ($)
SAUDI ARABIA
Wireless Telecommunication Services 0 .2%
Etihad Etisalat Co. 61,969 997,615
4,787,209
SINGAPORE 0 .9%
Banks 0 .3%
Oversea-Chinese Banking Corp.
Ltd. 34,700 667,516
United Overseas Bank Ltd. 27,000 832,452
1,499,968
Broadline Retail 0 .1%
Sea Ltd., ADR * 6,319 605,550
Capital Markets 0 .3%
Singapore Exchange Ltd. 89,900 1,681,757
Real Estate Management & Development 0 .2%
UOL Group Ltd. 116,500 860,270
4,647,545
SOUTH AFRICA 0 .6%
Metals & Mining 0 .6%
Gold Fields Ltd., ADR 54,776 1,839,926
Harmony Gold Mining Co. Ltd.,
ADR (a) 77,664 1,181,269
3,021,195
SOUTH KOREA 8 .4%
Banks 0 .4%
Hana Financial Group, Inc. 17,966 1,331,628
KB Financial Group, Inc. 6,044 621,526
1,953,154
Electric Utilities 0 .4%
Korea Electric Power Corp. 77,104 1,839,335
Financial Services 0 .2%
Meritz Financial Group, Inc. * 15,549 1,063,421
Household Durables 0 .2%
LG Electronics, Inc. 7,280 969,859
Machinery 0 .4%
HD Hyundai Heavy Industries Co.
Ltd. 2,606 1,001,423
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 3,519 798,709
1,800,132
Oil, Gas & Consumable Fuels 0 .3%
HD Hyundai Co. Ltd. 11,133 1,438,555
Semiconductors & Semiconductor Equipment 2 .7%
SK hynix, Inc. 7,655 13,505,834
Technology Hardware, Storage & Peripherals 3 .8%
Samsung Electronics Co. Ltd. 89,818 19,635,746
42,206,036
SPAIN 1 .9%
Banks 1 .9%
Banco Bilbao Vizcaya Argentaria
SA 106,478 2,671,112
Banco Santander SA 481,538 6,661,659
9,332,771
SWEDEN 1 .4%
Building Products 0 .6%
Assa Abloy AB, Class B 82,811 2,925,242

12 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
SWEDEN
Commercial Services & Supplies 0 .1%
Loomis AB, Class B 13,744 673,979
Communications Equipment 0 .4%
Telefonaktiebolaget LM Ericsson,
ADR (a) 184,692 2,059,316
Electronic Equipment, Instruments & Components 0 .0%
†
Intellego Technologies AB *^∞(a) 10,355 0
Metals & Mining 0 .3%
Boliden AB 27,120 1,531,259
7,189,796
SWITZERLAND 2 .3%
Capital Markets 0 .1%
UBS Group AG (Registered) 13,964 691,758
Electrical Equipment 1 .7%
ABB Ltd. (Registered) 75,804 8,224,819
Food Products 0 .1%
Nestle SA (Registered) 5,903 606,203
Pharmaceuticals 0 .1%
Galderma Group AG 2,811 639,229
Specialty Retail 0 .3%
Avolta AG 18,483 1,238,455
11,400,464
TAIWAN 9 .1%
Banks 0 .1%
CTBC Financial Holding Co. Ltd. 267,000 597,460
Communications Equipment 0 .3%
Accton Technology Corp. 22,000 1,739,584
Electronic Equipment, Instruments & Components 1 .5%
Delta Electronics, Inc. 115,000 7,117,897
Elite Material Co. Ltd. 4,000 684,512
7,802,409
Entertainment 0 .1%
International Games System Co.
Ltd. 24,000 596,217
Financial Services 0 .2%
Yuanta Financial Holding Co. Ltd. 424,000 881,668
Insurance 0 .1%
KGI Financial Holding Co. Ltd. 688,000 622,572
Semiconductors & Semiconductor Equipment 6 .6%
MediaTek, Inc. 40,000 5,462,015
Taiwan Semiconductor
Manufacturing Co. Ltd. 340,000 26,108,140
United Microelectronics Corp. * 178,000 954,884
32,525,039
Technology Hardware, Storage & Peripherals 0 .2%
Asia Vital Components Co. Ltd. 13,000 1,042,524
45,807,473
THAILAND 0 .6%
Electronic Equipment, Instruments & Components 0 .3%
Delta Electronics Thailand PCL 119,700 1,191,623
Food Products 0 .2%
Thaifoods Group PCL, Class F 2,989,900 994,725
Common Stocks
Shares Value ($)
THAILAND
Independent Power and Renewable Electricity Producers 0 .1%
Gunkul Engineering PCL 5,059,300 653,126
2,839,474
UNITED ARAB EMIRATES 0 .6%
Multi-Utilities 0 .1%
Dubai Electricity & Water Authority
PJSC 710,066 536,650
Real Estate Management & Development 0 .5%
Emaar Development PJSC 241,492 916,602
Emaar Properties PJSC 494,612 1,619,797
2,536,399
3,073,049
UNITED KINGDOM 10 .6%
Aerospace & Defense 0 .8%
Rolls-Royce Holdings plc 200,574 3,851,054
Banks 3 .7%
Barclays plc 439,331 2,950,334
HSBC Holdings plc 80,772 1,534,301
Lloyds Banking Group plc 1,503,925 2,219,141
NatWest Group plc 880,561 7,761,245
Standard Chartered plc 172,199 4,667,413
19,132,434
Broadline Retail 0 .2%
Next plc 3,976 767,306
Capital Markets 0 .2%
London Stock Exchange Group plc 8,892 962,876
Insurance 1 .7%
Legal & General Group plc 2,236,483 8,493,200
Marine Transportation 0 .2%
Global Ship Lease, Inc., Class A 24,332 914,883
Media 0 .2%
4imprint Group plc 20,188 987,172
Oil, Gas & Consumable Fuels 0 .2%
Harbour Energy plc 308,425 868,937
Pharmaceuticals 2 .9%
AstraZeneca plc 38,334 7,268,893
GSK plc 305,397 8,013,297
15,282,190
Professional Services 0 .2%
RELX plc 25,493 802,978
Wireless Telecommunication Services 0 .3%
Vodafone Group plc 1,168,580 1,544,051
53,607,081
UNITED STATES 2 .7%
Biotechnology 0 .2%
BeOne Medicines Ltd., Class H * 38,200 833,326
Entertainment 0 .3%
Spotify Technology SA * 3,608 1,656,541
Pharmaceuticals 2 .2%
Novartis AG (Registered) 32,359 5,067,007
Roche Holding AG 11,822 4,866,202

NVIT International Equity Fund - June 30, 2026 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
UNITED STATES
Pharmaceuticals
Sanofi SA 11,669 997,146
10,930,355
13,420,222
Total Common Stocks
(cost $392,936,931) 494,912,597
Warrants 0 .0%
†
Number of
Warrants
CANADA 0 .0%
†
Software 0 .0%
†
Constellation Software, Inc.,
expiring at an exercise price of
$0.00 on 03/31/40*^∞ 723 0
Total Warrants
(cost $0) 0
Short-Term Investments 0 .1%
Shares
Money Market Funds 0 .1%
BlackRock Liquidity FedFund,
Institutional Shares, 3.54%(c)(d) 100,000 100,000
Invesco Government & Agency
Portfolio, Institutional Shares,
3.57%(c)(d) 100,000 100,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.56%(c)(d) 100,000 100,000
RBC BlueBay U.S. Government
Money Market Fund, Institutional
Shares, 3.55%(c)(d) 200,000 200,000
Total Short-Term Investments
(cost $500,000) 500,000
Repurchase Agreements 0 .9%
Principal
Amount ($)
BNP Paribas Securities Corp.,
3.63%, dated 6/30/2026, due
7/1/2026, repurchase price
$1,000,101, collateralized by
U.S. Government Treasury
Securities, ranging from
0.00% - 4.88%, maturing
10/31/2030 - 5/15/2056; total
market value $1,020,000.(d)
(e) 1,000,000 1,000,000
CF Secured, LLC, 3.63%, dated
6/30/2026, due 7/1/2026,
repurchase price $2,287,890,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
10/13/2026 - 11/20/2075; total
market value $2,333,648.(d)
(e) 2,287,660 2,287,660
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc., 3.64%, dated
6/30/2026, due 7/1/2026,
repurchase price $1,000,101,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 5.50%, maturing
8/15/2028 - 8/15/2047; total
market value $1,020,512.(d)
(e) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,287,660) 4,287,660
Total Investments
(cost $397,724,591) — 99.2% 499,700,257
Other assets in excess of liabilities — 0.8% 3,821,324
NET ASSETS — 100.0%
$503,521,581
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $28,516,667, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $500,000 and $4,287,660,
respectively, and by $26,601,648 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 5.25%, and maturity dates ranging from
7/9/2026 - 5/15/2056, a total value of $31,389,308.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$14,738,963 which represents 2.93% of net assets.
(c) Represents 7-day effective yield as of June 30, 2026.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $4,787,660.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.

14 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT International Equity Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
The accompanying notes are an integral part of these financial statements.

NVIT Putnam International Value Fund - June 30, 2026 (Unaudited) - Statement of Investments - 15
Common Stocks 96 .4%
Shares Value ($)
AUSTRALIA 9 .5%
Banks 1 .3%
ANZ Group Holdings Ltd. 163,585 4,008,581
Diversified REITs 0 .5%
Mirvac Group 1,295,990 1,547,374
Diversified Telecommunication Services 1 .2%
Telstra Group Ltd. 1,073,052 3,773,778
Insurance 2 .2%
QBE Insurance Group Ltd. 388,403 6,778,971
Metals & Mining 2 .8%
BHP Group Ltd. 142,086 5,930,495
Glencore plc 387,742 2,644,666
8,575,161
Passenger Airlines 1 .5%
Qantas Airways Ltd. 599,596 4,440,007
29,123,872
CANADA 2 .3%
Oil, Gas & Consumable Fuels 2 .3%
Cenovus Energy, Inc. 281,500 6,984,654
DENMARK 2 .3%
Beverages 1 .4%
Carlsberg A/S, Class B 31,973 4,195,468
Pharmaceuticals 0 .9%
Novo Nordisk A/S, Class B 59,196 2,839,915
7,035,383
FRANCE 10 .4%
Aerospace & Defense 2 .2%
Airbus SE 16,357 3,640,693
Thales SA 11,423 2,934,852
6,575,545
Banks 3 .2%
BNP Paribas SA 83,275 9,732,938
Building Products 1 .1%
Cie de Saint-Gobain SA 36,640 3,317,204
Food Products 1 .6%
Danone SA 61,107 5,011,583
Insurance 2 .3%
AXA SA 141,668 7,099,938
31,737,208
GERMANY 9 .5%
Air Freight & Logistics 1 .1%
Deutsche Post AG 53,324 3,235,688
Diversified Telecommunication Services 1 .2%
Deutsche Telekom AG
(Registered) 130,756 3,563,643
Industrial Conglomerates 1 .9%
Siemens AG (Registered) 17,736 5,699,116
Insurance 1 .5%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 8,449 4,716,569
Multi-Utilities 1 .3%
E.ON SE 194,754 4,018,185
Common Stocks
Shares Value ($)
GERMANY
Pharmaceuticals 1 .5%
Bayer AG (Registered) 80,713 4,462,142
Semiconductors & Semiconductor Equipment 1 .0%
Infineon Technologies AG 34,036 3,177,483
28,872,826
IRELAND 2 .1%
Banks 2 .1%
AIB Group plc 541,165 6,359,493
ITALY 2 .0%
Electric Utilities 2 .0%
Enel SpA 525,569 6,038,545
JAPAN 20 .2%
Banks 7 .5%
Mitsubishi UFJ Financial Group,
Inc. 567,800 11,264,070
Resona Holdings, Inc. (a) 300,300 3,916,783
Sumitomo Mitsui Financial Group,
Inc. 201,100 7,862,315
23,043,168
Beverages 0 .7%
Asahi Group Holdings Ltd. 210,000 1,997,938
Broadline Retail 0 .5%
Pan Pacific International Holdings
Corp. 307,000 1,566,919
Consumer Staples Distribution & Retail 0 .7%
MatsukiyoCocokara & Co. (a) 146,000 2,158,260
Food Products 0 .8%
Yamazaki Baking Co. Ltd. (a) 121,700 2,397,589
Health Care Equipment & Supplies 1 .7%
Hoya Corp. 32,800 5,289,604
Household Durables 1 .0%
Sony Group Corp. 154,700 3,102,142
Industrial Conglomerates 1 .3%
Hitachi Ltd. 139,400 3,873,863
Machinery 1 .2%
MINEBEA MITSUMI, Inc. 123,900 3,676,702
Textiles, Apparel & Luxury Goods 1 .4%
Asics Corp. (a) 151,700 4,125,443
Trading Companies & Distributors 2 .2%
ITOCHU Corp. (a) 271,200 3,118,420
Mitsubishi Corp. 148,700 3,999,897
7,118,317
Wireless Telecommunication Services 1 .2%
KDDI Corp. 145,000 2,445,993
SoftBank Group Corp. 32,800 1,230,578
3,676,571
62,026,516
NETHERLANDS 6 .5%
Banks 3 .8%
ING Groep NV 369,489 11,689,658
Biotechnology 0 .9%
Argenx SE * 2,837 2,631,651

16 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Putnam International Value Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Insurance 1 .8%
ASR Nederland NV 72,565 5,477,279
19,798,588
RUSSIA 0 .0%
†
Oil, Gas & Consumable Fuels 0 .0%
†
LUKOIL PJSC *^∞ 10,847 0
SOUTH KOREA 0 .5%
Technology Hardware, Storage & Peripherals 0 .5%
Samsung Electronics Co. Ltd.
(Preference) 10,518 1,472,729
SPAIN 3 .4%
Banks 2 .4%
CaixaBank SA (a) 512,746 7,277,739
Specialty Retail 1 .0%
Industria de Diseno Textil SA 48,603 3,063,168
10,340,907
SWITZERLAND 3 .8%
Capital Markets 0 .7%
Partners Group Holding AG (a) 2,749 2,250,882
Electrical Equipment 1 .6%
ABB Ltd. (Registered) 43,349 4,703,415
Food Products 1 .5%
Nestle SA (Registered) 43,949 4,513,302
11,467,599
UNITED KINGDOM 15 .0%
Banks 7 .5%
Barclays plc 1,547,888 10,394,865
HSBC Holdings plc 662,966 12,593,339
22,988,204
Capital Markets 1 .2%
London Stock Exchange Group plc 33,803 3,660,379
Consumer Staples Distribution & Retail 1 .5%
Tesco plc 730,863 4,462,673
Hotels, Restaurants & Leisure 0 .6%
Compass Group plc 59,619 1,926,254
Industrial REITs 1 .0%
Segro plc 272,673 3,168,433
Pharmaceuticals 1 .0%
AstraZeneca plc 16,108 3,013,460
Tobacco 1 .4%
Imperial Brands plc 111,587 4,125,815
Wireless Telecommunication Services 0 .8%
Vodafone Group plc 1,950,209 2,576,822
45,922,040
UNITED STATES 8 .9%
Construction Materials 1 .8%
CRH plc 51,721 5,534,147
CRH plc 500 53,500
Oil, Gas & Consumable Fuels 4 .6%
Shell plc 355,042 13,752,303
Pharmaceuticals 1 .5%
Sanofi SA 55,321 4,727,319
Common Stocks
Shares Value ($)
UNITED STATES
Trading Companies & Distributors 1 .0%
Ferguson Enterprises, Inc. 12,490 2,979,564
27,046,833
Total Common Stocks
(cost $209,243,633) 294,227,193
Short-Term Investments 0 .5%
Money Market Funds 0 .1%
BlackRock Liquidity FedFund,
Institutional Shares, 3.54%(b)(c) 82,860 82,860
Invesco Government & Agency
Portfolio, Institutional Shares,
3.57%(b)(c) 82,860 82,860
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional Shares,
3.56%(b)(c) 82,860 82,860
RBC BlueBay U.S. Government
Money Market Fund, Institutional
Shares, 3.55%(b)(c) 200,000 200,000
448,580
Principal
Amount ($)
U.S. Treasury Obligation 0 .4%
Financial Services 0 .4%
U.S. Treasury Bills, 3.60%,
7/16/2026(d) 1,180,000 1,178,231
Total Short-Term Investments
(cost $1,626,832) 1,626,811
Repurchase Agreements 0 .8%
CF Secured, LLC, 3.63%, dated
6/30/2026, due 7/1/2026,
repurchase price $1,037,297,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 7.50%, maturing
10/13/2026 - 11/20/2075; total
market value $1,058,043.(c)
(e) 1,037,193 1,037,193

NVIT Putnam International Value Fund - June 30, 2026 (Unaudited) - Statement of Investments - 17
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 3.63%, dated
6/30/2026, due 7/1/2026,
repurchase price $1,300,131,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.50%, maturing
7/1/2026 - 5/20/2076; total
market value $1,326,003.(c)
(e) 1,300,000 1,300,000
Total Repurchase Agreements
(cost $2,337,193) 2,337,193
Total Investments
(cost $213,207,658) — 97.7% 298,191,197
Other assets in excess of liabilities — 2.3% 6,937,974
NET ASSETS — 100.0%
$305,129,171
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $4,806,779, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $448,580 and $2,337,193,
respectively, and by $2,533,374 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 5.25%, and maturity dates ranging from
8/15/2026 - 5/15/2056, a total value of $5,319,147.
(b) Represents 7-day effective yield as of June 30, 2026.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $2,785,773.
(d) Security or a portion of the security was used to cover the margin requirement for Forward Foreign Currency contracts.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
REIT Real Estate Investment Trust

18 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Putnam International Value Fund
Forward Foreign Currency Contracts outstanding as of June 30, 2026:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
AUD 709,100 USD 490,508 Goldman Sachs International 7/15/2026 320
CAD 1,246,700 USD 877,852 Goldman Sachs International 7/15/2026 1,711
ILS 2,404,700 USD 785,503 Goldman Sachs International 7/15/2026 22,850
ILS 9,408,200 USD 3,072,985 Morgan Stanley Co., Inc. 7/15/2026 89,634
USD 1,789,436 AUD 2,496,600 Goldman Sachs International 7/15/2026 61,329
USD 6,771,517 AUD 9,665,300 Morgan Stanley Co., Inc. 7/15/2026 81,351
USD 4,445,219 AUD 6,305,400 State Street Bank and Trust Co. 7/15/2026 80,722
USD 199,221 AUD 282,600 Westpac Banking Corp. 7/15/2026 3,610
USD 8,069,310 CAD 11,082,900 Goldman Sachs International 7/15/2026 250,179
USD 858,609 CAD 1,182,000 Westpac Banking Corp. 7/15/2026 24,692
USD 740,234 CNH 5,000,500 Goldman Sachs International
**
8/12/2026 1,778
USD 1,339,426 HKD 10,469,900 Goldman Sachs International 8/12/2026 2,357
USD 8,984,740 JPY 1,407,490,800 Goldman Sachs International 8/12/2026 298,829
USD 2,899,183 JPY 463,095,200 Morgan Stanley Co., Inc. 8/12/2026 41,329
USD 786,347 JPY 122,249,500 Toronto Dominion Bank 8/12/2026 31,921
USD 1,969,707 JPY 306,208,700 Westpac Banking Corp. 8/12/2026 80,031
USD 2,089,727 KRW 3,170,598,300 Goldman Sachs International
**
8/12/2026 41,708
USD 738,832 KRW 1,076,012,700 Toronto Dominion Bank
**
8/12/2026 43,791
USD 330,753 SGD 416,600 Toronto Dominion Bank 8/12/2026 7,777
CHF 688,900 USD 859,445 Morgan Stanley Co., Inc. 9/16/2026 488
EUR 900,900 USD 1,025,757 Morgan Stanley Co., Inc. 9/16/2026 6,955
GBP 2,496,200 USD 3,284,586 Morgan Stanley Co., Inc. 9/16/2026 26,489
USD 2,597,734 CHF 2,052,900 Morgan Stanley Co., Inc. 9/16/2026 35,161
USD 1,451,711 CHF 1,141,900 State Street Bank and Trust Co. 9/16/2026 26,312
USD 1,800,957 CHF 1,416,600 Westpac Banking Corp. 9/16/2026 32,658
USD 1,446 CZK 30,100 Morgan Stanley Co., Inc. 9/16/2026 28
USD 5,083,269 DKK 32,613,500 Morgan Stanley Co., Inc. 9/16/2026 77,154
USD 794,614 DKK 5,100,100 State Street Bank and Trust Co. 9/16/2026 11,758
USD 1,095,857 EUR 945,200 Goldman Sachs International 9/16/2026 12,364
USD 7,834,590 EUR 6,757,900 Morgan Stanley Co., Inc. 9/16/2026 87,932
USD 4,204,804 EUR 3,613,800 State Street Bank and Trust Co. 9/16/2026 62,264
USD 4,547,435 EUR 3,908,400 Westpac Banking Corp. 9/16/2026 67,191
USD 20,931,493 GBP 15,590,500 Goldman Sachs International 9/16/2026 251,540
USD 12,154,255 GBP 9,058,800 Morgan Stanley Co., Inc. 9/16/2026 138,247
USD 2,011,607 SEK 18,787,200 Goldman Sachs International 9/16/2026 65,657
USD 559,072 SEK 5,226,600 Westpac Banking Corp. 9/16/2026 17,709
Total unrealized appreciation 2,085,826
AUD 1,339,600 USD 944,284 Goldman Sachs International 7/15/2026 (17,034)
AUD 4,369,600 USD 3,079,926 Morgan Stanley Co., Inc. 7/15/2026 (55,359)
AUD 2,807,700 USD 1,978,588 Toronto Dominion Bank 7/15/2026 (35,143)
CAD 244,200 USD 177,380 Morgan Stanley Co., Inc. 7/15/2026 (5,093)
CAD 633,300 USD 460,027 State Street Bank and Trust Co. 7/15/2026 (13,226)
CAD 235,100 USD 170,743 Toronto Dominion Bank 7/15/2026 (4,877)
CAD 135,800 USD 98,497 Westpac Banking Corp. 7/15/2026 (2,688)
NZD 827,300 USD 485,245 Westpac Banking Corp. 7/15/2026 (15,141)
USD 775,036 AUD 1,126,800 Goldman Sachs International 7/15/2026 (4,917)
USD 98,408 AUD 142,700 Morgan Stanley Co., Inc. 7/15/2026 (366)
USD 85,917 CAD 121,900 Morgan Stanley Co., Inc. 7/15/2026 (85)
USD 785,670 ILS 2,355,100 Goldman Sachs International 7/15/2026 (6,010)
CNH 5,641,200 USD 835,154 Morgan Stanley Co., Inc.
**
8/12/2026 (2,083)
HKD 9,451,900 USD 1,210,581 Morgan Stanley Co., Inc. 8/12/2026 (3,518)
HKD 11,145,600 USD 1,427,684 State Street Bank and Trust Co. 8/12/2026 (4,325)
HKD 32,884,600 USD 4,212,194 Westpac Banking Corp. 8/12/2026 (12,637)
JPY 204,622,500 USD 1,285,976 Goldman Sachs International 8/12/2026 (23,209)
JPY 3,386,617,500 USD 21,755,326 Morgan Stanley Co., Inc. 8/12/2026 (855,821)
JPY 171,639,600 USD 1,104,073 State Street Bank and Trust Co. 8/12/2026 (44,850)
KRW 2,001,028,900 USD 1,371,373 Morgan Stanley Co., Inc.
**
8/12/2026 (78,826)
SGD 1,839,800 USD 1,460,727 Goldman Sachs International 8/12/2026 (34,393)
SGD 132,600 USD 105,281 State Street Bank and Trust Co. 8/12/2026 (2,481)
SGD 5,182,400 USD 4,114,567 Westpac Banking Corp. 8/12/2026 (96,830)
CHF 18,120,000 USD 23,052,702 Goldman Sachs International 9/16/2026 (434,062)

NVIT Putnam International Value Fund - June 30, 2026 (Unaudited) - Statement of Investments - 19
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
CHF 940,800 USD 1,192,825 Toronto Dominion Bank 9/16/2026 (18,453)
DKK 6,328,500 USD 986,624 Goldman Sachs International 9/16/2026 (15,210)
EUR 3,681,800 USD 4,282,633 Goldman Sachs International 9/16/2026 (62,143)
EUR 15,163,800 USD 17,588,113 Morgan Stanley Co., Inc. 9/16/2026 (205,678)
GBP 1,501,500 USD 2,009,486 Goldman Sachs International 9/16/2026 (17,827)
GBP 3,170,700 USD 4,239,083 Morgan Stanley Co., Inc. 9/16/2026 (33,322)
GBP 3,244,000 USD 4,350,960 State Street Bank and Trust Co. 9/16/2026 (47,969)
GBP 597,300 USD 801,353 Toronto Dominion Bank 9/16/2026 (9,066)
GBP 3,808,000 USD 5,108,060 Westpac Banking Corp. 9/16/2026 (56,953)
NOK 23,237,900 USD 2,433,956 Morgan Stanley Co., Inc. 9/16/2026 (88,885)
NOK 2,308,300 USD 241,528 State Street Bank and Trust Co. 9/16/2026 (8,584)
SEK 63,796,400 USD 6,825,138 Morgan Stanley Co., Inc. 9/16/2026 (217,204)
SEK 4,036,000 USD 431,416 State Street Bank and Trust Co. 9/16/2026 (13,373)
SEK 8,386,200 USD 896,929 Toronto Dominion Bank 9/16/2026 (28,299)
USD 45,422 CHF 36,400 Morgan Stanley Co., Inc. 9/16/2026 (15)
USD 49,742 DKK 324,600 Morgan Stanley Co., Inc. 9/16/2026 (84)
USD 1,613,147 EUR 1,410,800 Morgan Stanley Co., Inc. 9/16/2026 (4,069)
USD 842,551 GBP 639,200 Morgan Stanley Co., Inc. 9/16/2026 (5,313)
Total unrealized depreciation (2,585,421)
Net unrealized depreciation (499,595)
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CNH Chinese Yuan Renminbi
CHF Swiss franc
CZK Czech koruna
DKK Danish krone
EUR Euro
GBP British pound
HKD Hong Kong dollar
ILS Israeli shekel
JPY Japanese yen
KRW South Korean won
NOK Norwegian krone
NZD New Zealand dollar
SEK Swedish krona
SGD Singapore dollar
USD United States dollar
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Strategic Income Fund
Asset-Backed Securities 11 .8%
Principal
Amount ($) Value ($)
Airlines 0 .3%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 1,448,673 1,385,634
Automobiles 4 .1%
Ally Bank Auto Credit-Linked
Notes, Series 2025-A, Class
E, 6.07%, 6/15/2033(a) 883,668 882,731
American Credit Acceptance
Receivables Trust, Series
2025-4, Class D, 5.25%,
9/12/2031(a) 380,000 379,102
Arivo Acceptance Auto Loan
Receivables Trust, Series
2024-1A, Class B, 6.87%,
6/17/2030(a) 870,000 878,592
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class C,
6.48%, 6/20/2030(a) 540,000 554,022
CPS Auto Receivables Trust,
Series 2024-B, Class E,
8.36%, 11/17/2031(a) 930,000 968,837
Exeter Automobile
Receivables Trust
Series 2024-4A, Class E,
7.65%, 2/17/2032(a) 1,480,000 1,536,551
Series 2025-5A, Class E,
7.15%, 6/15/2033(a) 1,870,000 1,863,323
GLS Auto Receivables Issuer
Trust
Series 2021-4A, Class E,
4.43%, 10/16/2028(a) 1,640,000 1,636,129
Series 2025-4A, Class E,
7.17%, 12/15/2032(a) 1,080,000 1,099,531
GLS Auto Select Receivables
Trust, Series 2024-
1A, Class D, 6.43%,
1/15/2031(a) 1,650,000 1,693,236
Kinetic Advantage Master
Owner Trust, Series
2025-1A, Class A, 5.79%,
10/15/2029(a)(b) 1,010,000 1,013,945
Merchants Fleet Funding LLC
Series 2025-1A, Class D,
5.76%, 1/20/2039(a) 1,460,000 1,449,627
Series 2025-1A, Class E,
8.48%, 1/20/2039(a) 1,400,000 1,392,626
Octane Receivables Trust,
Series 2023-2A, Class E,
10.50%, 6/20/2031(a) 2,165,000 2,315,550
Research-Driven Pagaya
Motor Asset Trust, Series
2025-3A, Class A2, 5.15%,
2/27/2034(a) 1,410,000 1,410,716
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Tricolor Auto Securitization
Trust, Series 2025-
1A, Class A, 4.94%,
2/15/2029∞(a) 1,589,492 964,822
20,039,340
Equipment Loans & Leases 0 .1%
NMEF Funding LLC, Series
2025-B, Class E, 7.66%,
1/18/2033(a) 500,000 508,702
Home Equity 2 .1%
ACHM Trust, Series 2025-
HE3, Class A, 5.20%,
11/25/2055(a)(b) 2,176,636 2,146,015
Angel Oak Mortgage Trust
Series 2025-HB2, Class A1,
5.23%, 12/25/2055(a)(b) 747,730 751,103
Series 2025-HB2, Class M2,
6.08%, 12/25/2055(a)(b) 2,140,000 2,163,400
Citigroup Mortgage Loan
Trust, Series 2026-
HE1, Class B1, 6.73%,
10/25/2056(a)(b) 210,000 209,999
Fig Six Trust, Series 2026-
PF1, Class E, 1.00%,
8/25/2056(a)(b) 240,000 241,613
FIGRE Trust
Series 2025-HE6, Class A,
5.04%, 9/25/2055(a)(b) 1,264,099 1,248,125
Series 2025-HE8, Class A,
5.21%, 11/25/2055(a)(b) 661,676 655,941
Saluda Grade Alternative
Mortgage Trust, Series
2025-FIG6, Class M1,
5.48%, 1/25/2056(a)(b) 1,911,419 1,889,401
Vista Point Securitization
Trust, Series 2026-
CES2, Class M1, 6.28%,
5/25/2056(a)(c) 870,000 865,796
10,171,393
Other 5 .2%
Arbor Realty Collateralized
Loan Obligation Ltd., Series
2025-BTR1, Class B,
6.83%, 1/20/2041(a)(b) 1,440,000 1,448,999
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2022-FL1, Class A, 5.04%,
1/15/2037(a)(b) 322,243 322,243
AREIT, Series 2025-
CRE11, Class A, 5.19%,
7/25/2043(a)(b) 2,240,000 2,249,176
BHG Securitization Trust
Series 2022-C, Class E,
9.73%, 10/17/2035(a) 830,000 870,544
Series 2023-B, Class C,
8.15%, 12/17/2036(a) 1,938,122 1,985,568
BSPRT Issuer LLC, Series
2025-FL12, Class A, 5.02%,
1/17/2043(a)(b) 1,490,000 1,493,174

NVIT Strategic Income Fund - June 30, 2026 (Unaudited) - Statement of Investments - 21
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
GreenSky Home Improvement
Issuer Trust, Series
2025-3A, Class E, 7.83%,
12/27/2060(a) 3,200,000 3,245,830
Lending Funding Trust, Series
2020-2A, Class D, 6.77%,
4/21/2031(a) 910,000 908,262
LMNT CRE LLC, Series
2025-FL3, Class AS, 5.54%,
7/21/2043(a)(b) 2,280,000 2,287,240
LoanCore Issuer LLC, Series
2025-CRE9, Class A,
5.09%, 8/18/2042(a)(b) 1,110,000 1,113,083
MF1, Series 2024-FL16, Class
A, 5.18%, 11/18/2039(a)(b) 1,185,000 1,187,582
PFP Ltd.
Series 2024-11, Class A,
5.44%, 9/17/2039(a)(b) 248,041 248,605
Series 2026-13, Class AS,
5.29%, 8/18/2043(a)(b) 1,260,000 1,263,938
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 2,083,634
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,617,766
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 750,792
RCKT Trust, Series 2025-
1A, Class D, 5.42%,
7/25/2034(a) 225,000 223,111
RCKTL, Series 2025-
2A, Class D, 5.25%,
11/27/2034(a) 1,120,000 1,098,901
Reach ABS Trust, Series
2025-1A, Class C, 5.99%,
8/16/2032(a) 1,000,000 1,005,402
UPSTART Securitization Trust,
Series 2026-3, Class C,
5.92%, 7/20/2036(a) 300,000 299,972
25,703,822
Total Asset-Backed Securities
(cost $57,863,230)
57,808,891
Collateralized Mortgage Obligations 7 .5%
660 SRT I LLC, Series 2026-
MTG1, Class M2, 6.11%,
10/25/2055(a)(b) 790,000 789,994
A&D Mortgage Trust
Series 2023-NQM3, Class
B1, 8.02%, 7/25/2068(a)(b) 770,000 768,884
Series 2023-NQM4, Class
B1, 8.04%, 9/25/2068(a)(b) 930,000 932,266
Bellemeade Re Ltd., Series
2025-1, Class M1B, 6.13%,
10/25/2035(a)(b) 500,000 502,012
COLT Mortgage Loan Trust
Series 2023-3, Class B2,
7.78%, 9/25/2068(a)(b) 3,000,000 3,001,973
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2025-5, Class B1,
7.44%, 5/25/2070(a)(b) 470,000 474,324
Connecticut Avenue Securities
Trust, Series 2021-
R01, Class 1B2, 9.63%,
10/25/2041(a)(b) 1,500,000 1,521,270
DataBank Issuer, Series
2024-1A, Class A2, 5.30%,
1/26/2054(a) 290,000 287,389
FARM Mortgage Trust, Series
2021-1, Class B, 3.23%,
7/25/2051(a)(b) 518,288 398,519
FHLMC REMICS
Series 4601, Class NI, IO,
3.50%, 9/15/2045 516,678 60,843
Series 5003, Class KI, IO,
2.50%, 8/25/2050 315,633 40,820
FHLMC STACR REMIC Trust
Series 2026-HQA1, Class
A1, 4.63%, 5/25/2046(a)(b) 1,809,500 1,812,525
Series 2020-HQA5, Class
B2, 11.03%, 11/25/2050(a)
(b) 1,140,000 1,382,022
Series 2020-DNA6, Class
B2, 9.28%, 12/25/2050(a)(b) 2,115,000 2,428,752
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 14.74%, 10/25/2048(a)
(b) 2,800,000 3,372,020
Series 2019-DNA3, Class
B2, 11.89%, 7/25/2049(a)(b) 1,360,000 1,487,091
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.20%, 6/1/2051(a)(b) 72,526,830 889,571
FNMA REMICS
Series 2019-59, Class AI,
IO, 4.00%, 10/25/2039 265,357 38,086
Series 2018-42, Class SB,
IO, 2.46%, 6/25/2048(b) 2,600,123 283,622
Series 2021-78, Class CI,
IO, 4.50%, 11/25/2051 508,665 113,637
GCAT Trust, Series 2021-
CM1, Class M1, 3.28%,
4/25/2065(a)(b) 805,000 739,870
GNMA REMICS
Series 2020-34, Class , IO,
5.00%, 12/20/2039 2,520,837 454,357
Series 2021-213, Class EI,
IO, 2.50%, 1/20/2049 362,471 34,251
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 1,442,513 237,194
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 715,563 113,594
Series 2025-120, Class IC,
IO, 4.50%, 1/20/2050 1,759,861 384,095
Series 2023-70, Class , IO,
4.00%, 6/20/2050 1,733,293 345,369
Series 2021-213, Class CI,
IO, 2.50%, 7/20/2050 416,612 52,804
Series 2021-97, Class IA,
IO, 3.00%, 7/20/2050 1,289,876 216,176

22 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2023-168, Class ID,
IO, 2.50%, 3/20/2051 1,320,158 146,721
Series 2021-42, Class KI,
IO, 2.50%, 3/20/2051 391,470 49,937
Series 2021-96, Class BI,
IO, 3.50%, 6/20/2051 705,393 119,856
Series 2021-140, Class , IO,
2.50%, 8/20/2051 2,043,764 196,855
Series 2024-24, Class AI,
IO, 2.50%, 8/20/2051 1,750,225 167,699
Series 2021-146, Class QI,
IO, 3.00%, 8/20/2051 582,115 92,360
Series 2025-173, Class AI,
IO, 2.50%, 10/20/2051 6,777,808 684,022
Series 2024-206, Class , IO,
2.50%, 10/20/2051 2,106,003 206,435
Series 2021-182, Class TI,
IO, 3.50%, 10/20/2051 267,413 49,094
Series 2021-213, Class NI,
IO, 3.00%, 12/20/2051 532,051 63,645
GNMA REMIC, Series 2021-
136, Class YI, IO, 3.00%,
8/20/2051 1,764,087 207,139
Home Re Ltd.
Series 2026-1, Class M1C,
6.23%, 1/25/2036(a)(b) 580,000 583,721
Series 2026-1, Class M2,
6.83%, 1/25/2036(a)(b) 360,000 363,055
Series 2026-1, Class B1,
7.83%, 1/25/2036(a)(b) 190,000 193,359
Home RE Ltd., Series 2023-
1, Class M1B, 8.23%,
10/25/2033(a)(b) 306,168 312,127
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.24%,
7/25/2051(a)(b) 22,546,819 299,345
Imperial Fund Mortgage Trust,
Series 2022-NQM5, Class
B1, 6.25%, 8/25/2067(a)(c) 990,000 986,025
J.P. Morgan Mortgage Trust
Series 2021-10, Class AX1,
IO, 0.11%, 12/25/2051(a)(b) 44,382,611 269,864
Series 2021-8, Class AX1,
IO, 0.11%, 12/25/2051(a)(b) 39,405,937 237,145
J.P. Morgan Mortgage Trust
ACES, Series 2026-
ACES1, Class B1, 6.50%,
4/25/2066(a)(b) 2,200,000 2,177,213
Morgan Stanley Residential
Mortgage Loan Trust, Series
2023-NQM1, Class B2,
7.28%, 9/25/2068(a)(b) 1,300,000 1,299,965
Saluda Grade Alternative
Mortgage Trust, Series
2024-RTL5, Class A1,
7.76%, 4/25/2030(a)(c) 303,054 302,329
STACR Trust, Series 2018-
HRP2, Class B2, 14.24%,
2/25/2047(a)(b) 2,000,000 2,375,418
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Towd Point Mortgage Trust,
Series 2022-SJ1, Class B1,
5.25%, 3/25/2062(a)(b) 1,829,000 1,796,698
Verus Securitization Trust,
Series 2023-INV3, Class
B2, 8.16%, 11/25/2068(a)(b) 580,000 581,122
Total Collateralized Mortgage Obligations
(cost $34,491,664)
36,924,479
Commercial Mortgage-Backed Securities 4 .7%
BAY Trust, Series 2026-
MDWS, Class D, 6.79%,
6/15/2041(a)(b) 2,340,000 2,334,150
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.84%, 10/10/2048(b) 3,000,000 2,425,500
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 7.38%, 1/25/2051(a)(b) 1,275,000 1,297,009
Series 2021-MN3, Class
M2, 7.63%, 11/25/2051(a)
(b) 1,615,000 1,654,843
HTL Commercial Mortgage
Trust, Series 2024-
T53, Class D, 8.47%,
5/10/2039(a)(b) 990,000 1,000,590
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.49%,
6/15/2049(a)(b) 2,500,000 1,159,225
KSL Commercial Mortgage
Trust, Series 2026-
HT3, Class D, 6.35%,
6/15/2043(a)(b) 1,350,000 1,353,375
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.09%, 4/15/2048(a)(b) 2,000,000 794,830
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,944,175
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 715,000 557,700
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
12.49%, 10/25/2049(a)(b) 2,136,000 2,177,387
SLG Office Trust, Series
2026-OMA, Class F, 8.19%,
4/15/2041(a)(b) 950,000 951,635
SMRT, Series 2022-
MINI, Class E, 6.33%,
1/15/2039(a)(b) 720,000 718,650
Velocity Commercial Capital
Loan Trust, Series
2025-5, Class A, 5.32%,
12/25/2055(a)(b) 1,584,514 1,569,146

NVIT Strategic Income Fund - June 30, 2026 (Unaudited) - Statement of Investments - 23
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
VRTX Trust
Series 2025-HQ, Class B,
5.67%, 8/5/2042(a)(b) 670,000 659,952
Series 2025-HQ, Class C,
6.12%, 8/5/2042(a)(b) 320,000 314,689
Series 2025-HQ, Class D,
6.82%, 8/5/2042(a)(b) 320,000 315,893
Wells Fargo Commercial
Mortgage Trust
Series 2026-1250B, Class
C, 5.59%, 3/10/2041(a)(b) 490,000 482,141
Series 2026-1250B, Class
D, 6.59%, 3/10/2041(a)(b) 240,000 239,059
Total Commercial Mortgage-Backed
Securities
(cost $25,151,018) 22,949,949
Common Stocks 0 .2%
Shares
Media 0 .0%
†
Diamond Sports Group
LLC *^∞ 171 37
Passenger Airlines 0 .2%
Grupo Aeromexico SAB de
CV *(d) 437,430 788,687
Total Common Stocks
(cost $658,383)
788,724
Convertible Preferred Stock 0 .1%
Principal
Amount ($)
Software 0 .1%
Oracle Corp.,
6.50%,1/15/2029 16,100 723,695
Total Convertible Preferred
Stock
(cost $805,000) 723,695
Corporate Bonds 58 .1%
Automobiles 0 .8%
Hyundai Capital America ,
5.68%, 6/26/2028(a) 950,000 965,899
6.50%, 1/16/2029(a) 690,000 716,336
4.50%, 9/18/2030(a) 810,000 795,457
6.20%, 9/21/2030(a) 770,000 803,648
5.40%, 6/23/2032(a)(d) 760,000 772,067
4,053,407
Banks 9 .5%
Banco Bilbao Vizcaya
Argentaria SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.99%),
7.13%, 5/8/2033(e)(f) 1,800,000 1,823,038
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.84%),
7.25%, 12/3/2035(e)(f) 1,200,000 1,219,758
Banque Federative du Credit
Mutuel SA ,
4.54%, 1/15/2031(a) 1,560,000 1,534,238
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
6.88%, 12/15/2033(a)(d)
(e)(f) 1,290,000 1,289,282
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.13%),
7.45%, 6/27/2035(a)(d)(e)(f) 1,530,000 1,578,608
BPCE SA ,
(SOFR + 1.63%), 5.77%,
6/2/2037(a)(f) 1,745,000 1,749,069
CaixaBank SA ,
(SOFR + 1.21%), 4.82%,
4/22/2032(a)(f) 480,000 476,084
Reg. S, (EUR Swap Annual
5 Year + 3.86%), 3.63%,
9/14/2028(e)(f) EUR 1,000,000 1,121,227
Citigroup, Inc. ,
Series GG, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.89%), 6.88%,
8/15/2030(d)(e)(f) 1,000,000 1,024,118
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.00%),
6.63%, 2/15/2031(d)(e)(f) 3,545,000 3,611,635
Credit Agricole SA ,
(SOFR + 1.13%), 5.19%,
8/1/2032(a)(f) 1,001,000 1,005,753
(SOFR + 1.43%), 5.26%,
1/12/2037(a)(d)(f) 3,920,000 3,855,728
First-Citizens Bank & Trust
Co. ,
(SOFR + 1.15%), 5.10%,
7/13/2029(f) 635,000 635,877
HSBC Holdings plc ,
(SOFR + 0.94%), 4.71%,
5/12/2030(f) 860,000 856,343
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.64%),
6.95%, 8/27/2031(d)(e)(f) 1,205,000 1,226,307
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.80%),
7.00%, 9/24/2035(d)(e)(f) 735,000 753,887

24 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(e)(f) 2,208,000 1,999,514
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.97%),
5.34%, 7/13/2037(f) 6,230,000 6,183,589
Morgan Stanley Bank NA ,
(United States SOFR
Compounded Index +
0.97%), 4.79%, 5/10/2030(f) 735,000 735,726
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.75%),
8.13%, 11/10/2033(d)(e)(f) 595,000 658,542
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.75%, 11/10/2033(a)(d)
(e)(f) 450,000 454,605
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/1/2029(a)(e)(f) 1,525,000 1,432,204
Old National Bancorp ,
(CME Term SOFR 3
Month + 2.20%), 5.77%,
2/15/2036(d)(f) 260,000 259,965
Pinnacle Financial Partners,
Inc. ,
(SOFR + 1.70%), 5.60%,
5/19/2032(f) 690,000 692,206
Santander Holdings USA, Inc. ,
(SOFR + 2.14%), 6.34%,
5/31/2035(d)(f) 1,900,000 2,001,195
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
6.10%, 4/13/2033(a)(f) 1,000,000 1,039,090
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(f) 2,300,000 2,386,566
Sumitomo Mitsui Financial
Group, Inc. ,
(SOFR + 1.05%), 5.14%,
7/7/2034(f) 705,000 702,108
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.30%),
5.33%, 3/3/2041(f) 2,890,000 2,813,740
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(d)(f) 1,760,000 1,769,301
46,889,303
Capital Markets 5 .3%
Ameriprise Financial, Inc. ,
4.80%, 6/15/2031 300,000 299,960
Citadel Securities Global
Holdings LLC ,
5.50%, 6/18/2030(a)(d) 2,090,000 2,116,702
6.20%, 6/18/2035(a) 2,949,000 3,013,604
Deutsche Bank AG ,
(SOFR + 1.10%), 4.47%,
12/10/2031(f) 1,265,000 1,244,036
FS KKR Capital Corp. ,
7.50%, 8/1/2031 1,295,000 1,289,884
Jane Street Group ,
6.75%, 5/1/2033(a)(d) 3,632,000 3,735,028
Jefferies Financial Group, Inc. ,
6.20%, 4/14/2034(d) 3,465,000 3,546,455
5.50%, 2/15/2036(d) 355,000 342,571
Macquarie Bank Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.45%),
5.64%, 8/13/2036(a)(d)(f) 1,550,000 1,545,397
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.35%),
5.82%, 6/10/2037(a)(f) 1,470,000 1,467,560
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(f) 1,310,000 1,304,630
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(f) 695,000 715,066
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(f) 375,000 386,722
Nomura Holdings, Inc. ,
5.55%, 7/14/2036 3,020,000 3,026,693
UBS Group AG ,
(ICE IBA - USD SOFR ICE
Swap Rate 5 Year + 3.30%),
7.00%, 2/5/2035(a)(e)(f) 2,229,000 2,237,969
26,272,277
Chemicals 0 .9%
ARC Falcon I, Inc. ,
9.75%, 3/1/2033(a) 3,740,000 3,599,002
Celanese US Holdings LLC ,
7.70%, 11/15/2033(c)(d) 926,000 989,369
4,588,371
Commercial Services & Supplies 0 .6%
Element Fleet Management
Corp. ,
5.04%, 3/25/2030(a)(d) 1,815,000 1,825,103

NVIT Strategic Income Fund - June 30, 2026 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Element Fleet Management
Corp.,
4.64%, 11/24/2030(a)(d) 485,000 479,004
Mobility Global, Inc. ,
5.45%, 6/15/2031(a) 520,000 525,620
2,829,727
Construction & Engineering 0 .2%
ASG Finance DAC ,
9.75%, 5/15/2029(a) 1,301,000 1,079,846
Consumer Finance 3 .1%
Ally Financial, Inc. ,
(SOFR + 3.26%), 6.99%,
6/13/2029(f) 1,040,000 1,078,370
(SOFR + 2.29%), 6.18%,
7/26/2035(d)(f) 1,050,000 1,067,269
Avolon Holdings Funding Ltd. ,
5.38%, 5/30/2030(a)(d) 545,000 550,414
4.70%, 1/30/2031(a) 610,000 599,144
Ford Motor Credit Co. LLC ,
6.05%, 11/5/2031(d) 3,582,000 3,626,115
General Motors Financial Co.,
Inc. ,
6.40%, 1/9/2033(d) 2,340,000 2,485,852
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a) 1,435,000 1,458,458
OneMain Finance Corp. ,
6.50%, 3/15/2033(d) 1,975,000 1,943,462
Synchrony Financial ,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.08%), 7.25%,
8/15/2031(e)(f) 2,270,000 2,256,435
15,065,519
Containers & Packaging 0 .3%
Ball Corp. ,
4.25%, 7/1/2032 EUR 1,190,000 1,377,943
Distributors 0 .1%
Core & Main LP ,
6.00%, 7/1/2034(a) 500,000 502,352
Diversified Telecommunication Services 1 .6%
Beacon Point DC LLC ,
6.13%, 11/30/2042(a) 1,675,000 1,689,385
HUT 8 DC LLC ,
6.19%, 11/15/2042(a) 900,000 911,594
Space Exploration
Technologies Corp. ,
5.65%, 7/15/2033(a) 1,440,000 1,431,421
Total Play Telecomunicaciones
SA de CV ,
11.13%, 12/31/2032(a) 3,777,250 3,658,267
Uniti Group LP ,
8.63%, 6/15/2032(a)(d) 295,000 307,749
7,998,416
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 2 .5%
American Electric Power Co.,
Inc. ,
Series C, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.13%), 5.80%,
3/15/2056(d)(f) 3,195,000 3,177,459
Series D, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 1.94%), 6.05%,
3/15/2056(d)(f) 1,520,000 1,511,450
Eversource Energy ,
Series A, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.52%),
6.10%, 8/15/2056(d)(f) 570,000 568,889
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
2.33%), 6.35%, 8/15/2056(f) 305,000 305,242
Liberty Utilities Co. ,
5.65%, 5/15/2036(a) 1,870,000 1,862,569
NextEra Energy Capital
Holdings, Inc. ,
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
1.77%), 6.20%, 10/1/2056(f) 675,000 674,347
Series CC, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
1.69%), 6.63%, 10/1/2066(f) 670,000 680,316
NRG Energy, Inc. ,
6.13%, 5/15/2036(a)(d) 2,612,000 2,613,209
Vistra Operations Co. LLC ,
4.70%, 1/31/2031(a)(d) 300,000 293,994
5.35%, 1/31/2036(a)(d) 425,000 416,500
12,103,975
Energy Equipment & Services 0 .8%
Borr IHC Ltd. ,
8.75%, 1/15/2032(a) 350,000 341,816
9.00%, 1/15/2034(a) 2,885,000 2,789,878
Enerflex, Inc. ,
6.88%, 1/15/2031(a) 695,000 711,306
3,843,000
Financial Services 0 .9%
Alamo Re Ltd. ,
Series B, (1 Month Treasury
Bill Rate + 7.25%), 11.04%,
6/7/2028(a)(f) 250,000 249,375
Series A, (1 Month Treasury
Bill Rate + 5.25%), 9.04%,
6/7/2029(a)(f) 250,000 249,450
Freedom Mortgage Holdings
LLC ,
9.13%, 5/15/2031(a) 1,010,000 1,044,239
8.38%, 4/1/2032(a)(d) 125,000 127,149

26 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
High Point Re Ltd. ,
Series A, (BRMMUSDF +
5.64%), 9.19%, 1/6/2027(a)
(f) 250,000 251,050
Mona Lisa Re Ltd. ,
Series B, (BRMMUSDF
+ 12.00%), 15.55%,
1/8/2030(a)(f) 500,000 504,800
Series A, (BRMMUSDF +
5.50%), 9.03%, 1/8/2031(a)
(f) 750,000 755,175
Skyline Re II Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 3.50%), 7.29%,
1/7/2030(a)(f) 500,000 503,100
WS Escrow LLC ,
7.75%, 6/1/2033(a) 685,000 703,370
4,387,708
Food Products 0 .8%
Grupo Nutresa SA ,
9.00%, 5/12/2035(a)(d) 3,015,000 3,350,419
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 625,000 549,116
3,899,535
Gas Utilities 0 .2%
Spire, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.56%),
6.25%, 6/1/2056(f) 487,000 485,115
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.33%),
6.45%, 6/1/2056(d)(f) 480,000 483,206
968,321
Health Care Providers & Services 0 .3%
US Acute Care Solutions LLC ,
9.75%, 5/15/2029(a)(d) 1,535,000 1,447,252
Hotels, Restaurants & Leisure 2 .7%
Brightstar Lottery plc ,
5.75%, 1/15/2033(a)(d) 1,115,000 1,092,956
Carnival Corp. Ltd. ,
5.75%, 1/15/2030(a) EUR 1,060,000 1,288,148
Darden Restaurants, Inc. ,
6.30%, 10/10/2033 2,235,000 2,381,709
Expedia Group, Inc. ,
5.50%, 4/15/2036 3,525,000 3,489,846
Resorts World Las Vegas
LLC ,
8.45%, 7/27/2030(a) 3,500,000 3,456,537
4.63%, 4/6/2031(a)(d) 400,000 334,363
Wynn Macau Ltd. ,
6.75%, 2/15/2034(a)(d) 1,220,000 1,212,549
13,256,108
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
0 .3%
Talen Energy Supply LLC ,
6.25%, 2/1/2034(a)(d) 830,000 824,955
6.50%, 2/1/2036(a) 830,000 836,771
1,661,726
Insurance 11 .7%
3264 re Ltd. ,
Series B, (GSMMUSTI +
6.00%), 9.52%, 1/8/2029(a)
(f) 250,000 252,500
Series A, (GSMMUSTI
+ 6.50%), 10.02%,
1/8/2029(a)(f) 500,000 497,550
AEGON Funding Co. LLC ,
5.63%, 5/7/2036(d) 2,315,000 2,303,418
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.32%),
6.55%, 10/30/2033(a)(d)
(e)(f) 2,800,000 2,839,035
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
5.60%, 9/3/2054(a)(d)(f) 2,000,000 2,005,054
Aquila Re I Ltd. ,
Series A-1., (BRMMUSDF +
5.39%), 8.94%, 6/7/2027(a)
(f) 250,000 253,500
Series A-1, Class 1,
(3 Month Treasury Bill
Rate + 3.50%), 7.29%,
6/10/2030(a)(f) 250,000 249,600
Series B-1, Class 1,
(3 Month Treasury Bill
Rate + 4.25%), 8.04%,
6/10/2030(a)(f) 250,000 249,600
Atlas Capital DAC ,
Series 2024, (SOFR
+ 12.22%), 15.85%,
6/8/2027(a)(f) 250,000 265,775
Blue Ridge Re Ltd. ,
Series A, (FHMMUSTF +
5.25%), 8.77%, 1/8/2027(a)
(f) 250,000 251,825
Series B, (FHMMUSTF
+ 7.99%), 11.50%,
1/8/2027(a)(f) 250,000 251,575
Series A, (FHMMUSTF +
3.50%), 7.02%, 1/8/2029(a)
(f) 250,000 249,750
Series B, (FHMMUSTF +
6.00%), 9.52%, 1/8/2029(a)
(f) 250,000 250,450
Series C, (FHMMUSTF
+ 8.00%), 11.52%,
1/8/2029(a)(f) 250,000 246,825

NVIT Strategic Income Fund - June 30, 2026 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Bonanza RE Ltd. ,
Series C, (MSMMUSTF
+ 5.50%), 9.01%,
12/19/2027(a)(f) 250,000 249,275
Bridge Street Re Ltd. ,
Series A, (JMMMUSTF
+ 7.75%), 11.30%,
1/8/2029(a)(f) 1,500,000 1,500,150
Citrus Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.25%), 9.04%,
6/7/2029(a)(f) 250,000 253,125
CNO Financial Group, Inc. ,
6.45%, 6/15/2034 2,191,000 2,283,098
Commonwealth RE Ltd. ,
Series A, (JMMMUSTF +
3.86%), 7.41%, 7/8/2026(a)
(f) 500,000 500,000
Series A, (BRMMUSDF +
3.00%), 4.05%, 7/9/2029(a)
(f) 250,000 249,875
Dai-ichi Life Insurance Co.
Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.52%),
6.20%, 1/16/2035(a)(d)(e)(f) 3,560,000 3,627,889
Farmers Exchange Capital III ,
(CME Term SOFR 3
Month + 3.72%), 5.45%,
10/15/2054(a)(d)(f) 2,010,000 1,863,975
Farmers Insurance Exchange ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 3.86%),
7.00%, 10/15/2064(a)(f) 410,000 411,987
FloodSmart Re Ltd. ,
Series A, (FHMMUSTF
+ 14.36%), 17.88%,
3/12/2027(a)(f) 500,000 515,950
Foundation Re IV Ltd. ,
Series A, (JMMMUSTF +
3.50%), 7.05%, 1/7/2030(a)
(f) 500,000 499,350
Four Lakes Re Ltd. ,
Series A, (BRMMUSDF +
5.52%), 9.07%, 1/7/2027(a)
(f) 250,000 250,775
Series A, (BRMMUSDF +
5.50%), 9.04%, 1/7/2028(a)
(f) 500,000 507,750
Series A, (BRMMUSDF +
3.25%), 6.80%, 1/8/2029(a)
(f) 250,000 249,625
Series B, (BRMMUSDF +
6.00%), 9.55%, 1/8/2029(a)
(f) 750,000 744,225
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Fuchsia - London Bridge 2
PCC Ltd. ,
Series A, (FRMMUSTF +
3.25%), 6.79%, 4/6/2029(a)
(f) 250,000 247,500
Gateway Re Ltd. ,
Series AA, (BRMMUSDF +
5.90%), 9.45%, 7/8/2027(a)
(f) 250,000 252,250
Handshake Re Ltd. ,
Series A, (JMMMUSTF +
4.50%), 8.05%, 1/8/2030(a)
(f) 400,000 393,760
Herbie Re Ltd. ,
Series A, (JMMMUSTF
+ 6.90%), 10.45%,
1/7/2028(a)(f) 250,000 247,350
Series A, (MSMMUSTF +
4.25%), 7.76%, 1/7/2030(a)
(f) 250,000 249,800
Hypatia Ltd. ,
Series A, (BNMMDTSC
+ 5.00%), 8.52%,
5/14/2029(a)(f) 250,000 249,200
Kendall Re Ltd. ,
Series A, (GSMMUSTI
+ 6.25%), 9.77%,
4/30/2027(a)(f) 250,000 254,850
Series B, (GSMMUSTI
+ 7.74%), 11.26%,
4/30/2027(a)(f) 250,000 253,225
Kilimanjaro II Re Ltd. ,
Series C-1, (GSMMUSTI +
4.00%), 7.52%, 7/9/2029(a)
(f) 250,000 252,650
Series D-1, (GSMMUSTI
+ 6.50%), 10.02%,
7/9/2029(a)(f) 250,000 254,450
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 819,418
Lincoln National Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.40%),
6.80%, 7/15/2056(f) 630,000 629,257
Locke Tavern Re Ltd. ,
Series A, (JMMMUSTF +
3.25%), 6.80%, 4/9/2029(a)
(f) 250,000 248,400
Long Point Re IV Ltd. ,
Series A, (1 Month Treasury
Bill Rate + 3.50%), 7.29%,
6/3/2030(a)(f) 250,000 249,600
Marlon Ltd. ,
Series A, (JMMMUSTF
+ 7.31%), 10.84%,
6/7/2027(a)(f) 250,000 258,075
Matterhorn Re Ltd. ,
Series B, (BRMMUSDF
+ 0.00%), 3.55%,
12/7/2026(a)(f) 250,000 234,175

28 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Matterhorn Re Ltd.,
Series A, (BRMMUSDF
+ 5.50%), 9.05%,
12/7/2027(a)(f) 250,000 249,175
Series A, (BRMMUSDF
+ 7.75%), 11.30%,
2/16/2029(a)(f) 250,000 247,275
Series B, (BRMMUSDF
+ 11.75%), 15.30%,
2/16/2029(a)(f) 250,000 247,150
Mayflower Re Ltd. ,
Series A, (FHMMUSTF +
5.05%), 8.57%, 7/8/2026(a)
(f) 750,000 750,000
Series B, (FHMMUSTF
+ 6.51%), 10.03%,
7/8/2026(a)(f) 500,000 500,250
Series A, (FHMMUSTF +
4.93%, 1.56% Cap, 0.56%
Floor), 8.44%, 7/8/2027(a)(f) 250,000 254,300
Meiji Yasuda Life Insurance
Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.91%),
6.10%, 6/11/2055(a)(d)(f) 5,340,000 5,392,273
Merna Re Enterprise Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.25%), 10.04%,
7/9/2029(a)(f) 250,000 260,375
Merna Reinsurance II Ltd. ,
Series A, (GSMMUSTI
+ 8.38%), 11.90%,
7/7/2026(a)(f) 400,000 400,200
Series B, (GSMMUSTI
+ 10.47%), 13.99%,
7/7/2026(a)(f) 1,200,000 1,200,000
Series A, (GSMMUSTI
+ 7.47%), 10.99%,
7/7/2027(a)(f) 250,000 256,175
Series C, (GSMMUSTI
+ 8.49%), 12.01%,
7/7/2027(a)(f) 250,000 255,000
MetLife, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.82%),
5.85%, 3/15/2056(d)(f) 1,110,000 1,095,179
Montoya Re Ltd. ,
Series A, (JMMMUSTF +
5.25%), 8.80%, 4/9/2030(a)
(f) 750,000 755,550
Mystic Re IV Ltd. ,
Series A, (GSMMUSTI
+ 12.00%), 15.52%,
1/8/2027(a)(f) 250,000 251,075
Nippon Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.19%),
6.50%, 4/30/2055(a)(d)(f) 2,137,000 2,240,828
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Palm RE Ltd. ,
Series A, (BNMMDTSC
+ 9.70%), 13.22%,
6/7/2027(a)(f) 250,000 257,875
Series A, (BRMMUSDF +
5.00%), 8.55%, 6/7/2029(a)
(f) 250,000 253,500
Purple Re Ltd. ,
Series A, (JMMMUSTF
+ 9.13%), 12.66%,
6/7/2027(a)(f) 500,000 512,750
Ramble RE Ltd. ,
Series A, (JMMMUSTF
+ 5.00%), 8.55%,
6/29/2029(a)(f) 250,000 249,991
Residential Reinsurance 2004
Ltd. ,
Series 4, (JMMMUSTF
+ 5.38%), 8.93%,
12/6/2028(a)(f) 250,000 255,825
Series 3, (JMMMUSTF
+ 6.94%), 10.49%,
12/6/2028(a)(f) 250,000 254,000
Residential Reinsurance 2023
Ltd. ,
Series 5, (JMMMUSTF
+ 6.00%), 9.55%,
12/6/2027(a)(f) 250,000 259,350
Series 3, (JMMMUSTF
+ 8.91%), 12.46%,
12/6/2027(a)(f) 250,000 256,825
RGA Global Funding ,
5.00%, 8/25/2032(a)(d) 1,020,000 1,010,408
Sakura RE Ltd. ,
Series A, (BRMMUSDF +
2.75%), 6.30%, 4/5/2029(a)
(f) 250,000 252,250
Sanders Re III Ltd. ,
(BRMMUSDF + 5.47%),
9.02%, 4/7/2027(a)(f) 450,000 455,670
Series A, (BRMMUSDF +
5.56%), 9.11%, 4/7/2028(a)
(f) 250,000 259,775
Series b-2, (3 Month
Treasury Bill Rate + 5.00%),
8.79%, 4/7/2031(a)(f) 250,000 251,975
Sanders Re IV Ltd. ,
Series A-2, (HSMMUSTF +
3.50%), 7.03%, 4/7/2031(a)
(f) 250,000 250,775
Sumitomo Life Insurance Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.65%),
5.88%, 9/10/2055(a)(d)(f) 5,545,000 5,517,220
Topanga Re Ltd. ,
Series A, (JMMMUSTF +
4.75%), 8.30%, 1/7/2030(a)
(f) 500,000 507,800

NVIT Strategic Income Fund - June 30, 2026 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Topanga Re Ltd.,
Series B, (JMMMUSTF +
5.75%), 9.30%, 1/7/2030(a)
(f) 250,000 250,000
Torrey Pines Re Ltd. ,
Series A, (JMMMUSTF +
6.04%), 9.57%, 6/7/2027(a)
(f) 250,000 256,750
Series A, (1 Month Treasury
Bill Rate + 3.00%), 6.79%,
6/7/2029(a)(f) 250,000 251,275
Turris RE Ltd. ,
Series A, (JMMMUSTF +
2.40%), 5.95%, 1/8/2029(a)
(f) 250,000 249,775
Ursa Re II Ltd. ,
Series FG, (MSMMUSTF
+ 7.75%), 11.25%,
6/7/2028(a)(f) 250,000 256,775
Series E, (MSMMUSTF
+ 5.00%), 8.51%,
12/7/2029(a)(f) 450,000 454,995
Vitality Re XIV Ltd. ,
Series A, (FHMMUSTF +
3.50%), 7.01%, 1/5/2027(a)
(f) 500,000 503,700
Vitality Re XVII Ltd. ,
Series A, (GSMMUSTI +
2.00%), 5.52%, 1/8/2030(a)
(f) 250,000 249,675
Windrose Re Ltd. ,
Series A, (HSMMUSTF
+ 5.25%), 8.78%,
2/13/2029(a)(f) 500,000 499,150
Series B, (3 Month Treasury
Bill Rate + 8.00%), 11.79%,
2/13/2029(a)(f) 250,000 248,975
57,349,330
Interactive Media & Services 0 .8%
Meta Platforms, Inc. ,
6.20%, 5/15/2046 2,110,000 2,111,460
5.63%, 11/15/2055 750,000 679,618
5.75%, 11/15/2065(d) 1,250,000 1,122,914
3,913,992
IT Services 0 .4%
ION Platform Finance US,
Inc. ,
9.00%, 8/1/2029(a)(d) 2,485,000 2,211,087
Marine Transportation 0 .4%
Danaos Corp. ,
6.88%, 10/15/2032(a)(d) 1,895,000 1,957,681
Media 0 .2%
CSC Holdings LLC ,
11.75%, 1/31/2029(a)(d) 1,465,000 901,154
Metals & Mining 0 .9%
Corp. Nacional del Cobre de
Chile ,
6.78%, 1/13/2055(a) 765,000 823,607
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Galileo Re Ltd. ,
Series A, (GSMMUSTI
+ 7.00%), 10.52%,
1/7/2028(a)(f) 250,000 257,000
Series A, (JMMMUSTF +
3.25%), 6.80%, 1/8/2030(a)
(f) 500,000 500,150
Series B, (JMMMUSTF +
5.00%), 8.55%, 1/8/2030(a)
(f) 500,000 488,700
Hybar LLC ,
7.38%, 7/1/2034(a) 185,000 185,898
Novelis Corp. ,
6.38%, 8/15/2033(a)(d) 2,089,000 2,104,049
4,359,404
Mortgage Real Estate Investment Trusts (REITs) 0 .6%
Starwood Property Trust, Inc. ,
5.25%, 10/15/2028(a) 2,365,000 2,354,213
5.75%, 1/15/2031(a)(d) 330,000 327,929
6.13%, 6/1/2031(a) 285,000 286,507
2,968,649
Multi-Utilities 0 .2%
Dominion Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.70%),
6.25%, 12/15/2056(f) 685,000 687,900
San Diego Gas & Electric Co. ,
Series DDDD, 5.20%,
3/15/2036 540,000 537,439
1,225,339
Office REITs 0 .8%
COPT Defense Properties LP ,
2.90%, 12/1/2033(d) 3,150,000 2,690,358
Cousins Properties LP ,
4.88%, 3/1/2033 1,040,000 1,012,542
3,702,900
Oil, Gas & Consumable Fuels 5 .7%
Aker BP ASA ,
6.00%, 6/13/2033(a)(d) 2,005,000 2,087,238
5.25%, 10/30/2035(a) 2,483,000 2,426,121
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.92%),
6.13%, 3/18/2035(d)(e)(f) 2,605,000 2,651,374
Columbia Pipelines Holding
Co. LLC ,
5.00%, 11/17/2032(a) 1,850,000 1,829,510
Columbia Pipelines Operating
Co. LLC ,
5.51%, 5/15/2036(a) 450,000 451,809
Delek Logistics Partners LP ,
6.88%, 6/1/2034(a)(d) 2,202,000 2,191,618

30 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.97%),
7.20%, 6/27/2054(f) 185,000 196,621
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(f) 185,000 194,573
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.43%),
8.50%, 1/15/2084(d)(f) 990,000 1,131,765
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 620,000 639,725
Harvest Midstream I LP ,
6.75%, 5/15/2034(a) 336,000 340,790
Hilcorp Energy I LP ,
6.88%, 5/15/2034(a)(d) 1,930,000 1,877,838
7.25%, 2/15/2035(a)(d) 480,000 472,614
International Petroleum Corp. ,
Reg. S, 7.50%, 10/10/2030 3,910,000 3,965,321
NGPL PipeCo LLC ,
5.60%, 8/15/2036(a) 760,000 755,807
Saudi Arabian Oil Co. ,
6.38%, 6/2/2055(a) 1,436,000 1,461,890
Summit Midstream Holdings
LLC ,
8.63%, 10/31/2029(a)(d) 1,500,000 1,563,115
TransCanada PipeLines Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.12%),
6.38%, 10/17/2056(d)(f) 370,000 374,296
Venture Global Plaquemines
LNG LLC ,
6.13%, 12/15/2030(a) 1,040,000 1,064,085
6.50%, 1/15/2034(a)(d) 710,000 739,807
6.75%, 1/15/2036(a)(d) 1,305,000 1,383,686
Wildfire Intermediate Holdings
LLC ,
7.50%, 10/15/2029(a) 418,000 428,686
28,228,289
Passenger Airlines 2 .3%
ABRA Global Finance ,
6.00%, 10/22/2029(a)(d)(g) 2,773,904 2,675,998
American Airlines, Inc. ,
5.75%, 4/20/2029(a)(d) 345,000 345,670
Avianca Midco 2 plc ,
9.63%, 2/14/2030(a)(d) 1,464,000 1,450,536
9.50%, 1/28/2031(a)(d) 1,515,000 1,489,624
Grupo Aeromexico SAB de
CV ,
8.25%, 11/15/2029(a) 575,000 587,017
8.63%, 11/15/2031(a) 1,235,000 1,265,875
United Airlines Holdings, Inc. ,
4.88%, 3/1/2029(d) 3,215,000 3,177,340
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines
United Airlines Holdings, Inc.,
5.38%, 3/1/2031 305,000 302,809
11,294,869
Pharmaceuticals 1 .0%
1261229 BC Ltd. ,
10.00%, 4/15/2032(a) 2,965,000 3,003,059
Teva Pharmaceutical Finance
Netherlands II BV ,
4.38%, 5/9/2030 EUR 1,598,000 1,858,880
Tricida, Inc. ,
3.50%, 5/15/2027^∞ 2,520,000 0
4,861,939
Professional Services 0 .1%
Verisk Analytics, Inc. ,
4.45%, 3/15/2031(d) 328,000 321,175
Semiconductors & Semiconductor Equipment 1 .3%
Foundry JV Holdco LLC ,
6.15%, 1/25/2032(a)(d) 1,350,000 1,416,014
6.10%, 1/25/2036(a) 1,608,000 1,695,182
MKS, Inc. ,
4.25%, 2/15/2034(a) 2,770,000 3,125,551
6,236,747
Software 0 .8%
Oracle Corp. ,
5.95%, 9/26/2055 1,396,000 1,186,346
6.70%, 2/4/2056(d) 2,305,000 2,169,491
6.85%, 2/4/2066 700,000 651,551
4,007,388
Total Corporate Bonds
(cost $285,085,508)
285,764,729
Foreign Government Securities 8 .5%
BRAZIL 1 .3%
Federative Republic of Brazil ,
4.88%, 4/23/2033 EUR 2,045,000 2,344,438
6.25%, 5/22/2036 3,945,000 3,905,550
6,249,988
CHILE 0 .7%
Republic of Chile ,
3.75%, 1/14/2032 680,000 786,054
3.88%, 4/14/2036 2,215,000 2,532,613
3,318,667
COLOMBIA 0 .2%
Republic of Colombia ,
6.13%, 1/21/2031 1,065,000 1,073,999
INDONESIA 0 .9%
Republic of Indonesia ,
5.69%, 5/29/2036 1,325,000 1,353,276
4.46%, 3/4/2038(d) 2,700,000 2,996,860
4,350,136

NVIT Strategic Income Fund - June 30, 2026 (Unaudited) - Statement of Investments - 31
Foreign Government Securities
Principal
Amount ($) Value ($)
IVORY COAST 0 .5%
Republic of Cote d'Ivoire ,
4.88%, 1/30/2032(a) EUR 2,092,000 2,356,748
KUWAIT 0 .4%
State of Kuwait ,
4.65%, 10/9/2035(a) 2,110,000 2,059,367
MEXICO 1 .0%
United Mexican States ,
5.13%, 5/4/2037 3,550,000 4,094,056
6.88%, 5/13/2037 820,000 859,196
4,953,252
MOROCCO 0 .6%
Kingdom of Morocco ,
4.75%, 5/26/2034(a)(d) 2,480,000 2,890,531
POLAND 0 .8%
Republic of Poland ,
5.38%, 4/14/2036 3,805,000 3,838,231
SAUDI ARABIA 0 .8%
Kingdom of Saudi Arabia ,
4.88%, 1/12/2036(a) 4,300,000 4,229,606
SERBIA 0 .5%
Republic of Serbia ,
4.88%, 5/6/2038(a) 2,360,000 2,697,042
TURKEY 0 .8%
Republic of Turkiye (The) ,
6.38%, 5/22/2031 3,855,000 3,850,513
Total Foreign Government Securities
(cost $41,404,864)
41,868,080
Loan Participations 2 .5%
Diversified Telecommunication Services
0 .1%
Windstream Services LLC,
First Lien Term Loan, (CME
Term SOFR 1 Month +
4.00%), 7.64%, 10/6/2032
(f) 350,240 351,991
0
Electric Utilities 0 .2%
Alpha Generation LLC, First
Lien Term Loan B, (CME
Term SOFR 1 Month +
1.75%), 5.39%, 9/30/2031
(f) 827,400 818,969
0
Health Care Providers & Services 0 .1%
Sotera Health Holdings LLC,
First Lien Term Loan, (CME
Term SOFR 1 Month +
2.25%), 5.89%, 5/30/2031
(f) 495,239 495,239
0
Loan Participations
Principal
Amount ($) Value ($)
Insurance 0 .7%
River Rock Entertainment
Authority, First Lien Term
Loan, (CME Term SOFR 1
Month + 9.00%), 12.62%,
6/25/2031 (f) 3,705,000 3,640,163
0
Media 0 .3%
DIRECTV Financing LLC, First
Lien Term Loan B, (CME
Term SOFR 3 Month +
5.25%), 9.18%, 8/2/2029 (f) 352,625 354,170
Nexstar Media, Inc., First Lien
Term Loan B7, (CME Term
SOFR 1 Month + 2.75%),
6.39%, 3/18/2033 (f) 1,312,375 1,297,138
1,651,308
0
Oil, Gas & Consumable Fuels 0 .3%
Worthington Steel, Inc., First
Lien Term Loan, (CME Term
SOFR 12 Month + 4.00%),
7.71%, 6/1/2033 (f) 1,640,000 1,634,883
0
Pharmaceuticals 0 .4%
1261229 BC Ltd., First Lien
Term Loan, (CME Term
SOFR 1 Month + 6.25%),
9.89%, 10/8/2030 (f) 2,029,500 1,965,753
0
Trading Companies & Distributors 0 .4%
QXO Building Products, Inc.,
First Lien Term Loan B,
(CME Term SOFR 12 Month
+ 2.00%), 5.84%, 6/3/2033
(f) 1,742,335 1,737,491
0
Total Loan Participations
(cost $12,261,126) 12,295,797
Mortgage-Backed Securities 9 .7%
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.50%, 8/25/2056 29,000,000 24,219,531
3.50%, 8/25/2056 14,400,000 13,053,937
5.50%, 8/25/2056 10,000,000 10,017,890
GNMA Pool# MB0260 ,
6.00%, 3/20/2055 344,435
352,515
Total Mortgage-Backed Securities
(cost $47,778,640)
47,643,873
Supranational 0 .6%
African Development Bank,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.65%),
5.88%, 5/7/2035(f) 2,366,000 2,331,026

32 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Strategic Income Fund
Supranational
Principal
Amount ($) Value ($)
International Bank for
Reconstruction &
Development
(SOFR + 4.22%), 7.84%,
4/24/2028(a)(f) 250,000 255,200
(SOFR + 12.22%), 15.83%,
4/24/2028(a)(f) 250,000 265,775
(SOFR + 13.72%), 17.34%,
4/24/2028(a)(f) 250,000 256,475
Total Supranational
(cost $3,116,992)
3,108,476
Preferred Stocks 1 .0%
Shares
Banks 0 .7%
Bank of America Corp.,
5.00%, 5/2/2026(d)(h) 45,710 917,857
JPMorgan Chase & Co.,
4.20%, 9/1/2026(d)(h) 55,330 950,016
KeyCorp, 5.63%, 9/15/2026(d)
(h) 18,479 380,113
US Bancorp, 3.75%,
5/4/2026(d)(h) 11,215 163,627
Wells Fargo & Co., 4.25%,
9/15/2026(h) 46,503 779,390
3,191,003
Capital Markets 0 .3%
Morgan Stanley, 4.25%,
1/15/2027(d)(h) 76,366 1,295,931
State Street Corp., + 0.00%),
5.35%, 9/15/2026(f)(h) 11,781 253,174
1,549,105
Consumer Finance 0 .0%
†
Capital One Financial Corp.,
Preference, 4.38%,
9/1/2026(h) 10,375 165,066
Total Preferred Stocks
(cost $5,137,242)
4,905,174
Short-Term Investments 3 .0%
Money Market Funds 0 .6%
BlackRock Liquidity FedFund,
Institutional Shares,
3.54%(i)(j) 700,000 700,000
Invesco Government
& Agency Portfolio,
Institutional Shares,
3.57%(i)(j) 700,000 700,000
Morgan Stanley Institutional
Liquidity Fund - Government
Portfolio, Institutional
Shares, 3.56%(i)(j) 700,000 700,000
Short-Term Investments
Shares Value ($)
Money Market Funds
RBC BlueBay U.S.
Government Money Market
Fund, Institutional Shares,
3.55%(i)(j) 700,000 700,000
2,800,000
Principal
Amount ($)
U.S. Treasury Obligation 2 .4%
U.S. Treasury Bills, 3.63%,
7/9/2026 12,000,000 11,990,303
Total Short-Term Investments
(cost $14,790,344)
14,790,303
Repurchase Agreements 3 .9%
Cantor Fitzgerald & Co.
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $5,000,504,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.25%
- 8.50%, maturing
2/20/2027 - 5/20/2076;
total market value
$5,100,000. (j)(k) 5,000,000 5,000,000
CF Secured, LLC
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $4,135,126,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.50%, maturing
10/13/2026 - 11/20/2075;
total market value
$4,217,829. (j)(k) 4,134,710 4,134,710

NVIT Strategic Income Fund - June 30, 2026 (Unaudited) - Statement of Investments - 33
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
3.63%, dated 6/30/2026,
due 7/1/2026, repurchase
price $10,001,008,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
8.50%, maturing 7/1/2026
- 5/20/2076; total market
value $10,200,024. (j)(k) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $19,134,710)
19,134,710
Total Investments
(cost $547,678,721) — 111.6%
548,706,880
Liabilities in excess of other
assets — (11.6)% (56,969,215)
NET ASSETS — 100.0%
$ 491,737,665
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of June 30, 2026 was
$308,643,045 which represents 62.77% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of June 30, 2026.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of June 30, 2026.
(d) The security or a portion of this security is on loan as of
June 30, 2026. The total value of securities on loan as of
June 30, 2026 was $83,233,888, which was collateralized by
cash used to purchase money market funds and repurchase
agreements with a value of $2,800,000 and $19,134,710,
respectively, and by $65,096,476 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 6.25%, and maturity dates ranging from
7/9/2026 - 5/15/2056, a total value of $87,031,186.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2026. The
maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of June 30, 2026.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of June 30, 2026.
(i) Represents 7-day effective yield as of June 30, 2026.
(j) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of June 30, 2026 was $21,934,710.
(k) Please refer to Note 2 for additional information on the joint repurchase agreement.

34 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT Strategic Income Fund
ACES Alternative Credit Enhancement Services
BNMMDTSC Dreyfus Treasury Securities Cash
Management Fund Yield
BRMMUSDF BlackRock Money Market US Treasury Fund
Index
FHLMC Federal Home Loan Mortgage Corp.
FHMMUSTF Federated Hermes Money Market US Treasury
Fund Index
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GSMMUSTI Goldman Sachs Money Market US Treasury
Instrument Index
ICE Intercontinental Exchange
IO Interest only
JMMMUSTF JP Morgan Money Market US Treasury Fund
Index
Preference A special type of equity investment that
shares in the earnings of the company, has
limited voting rights, and may have a dividend
preference. Preference shares may also have
liquidation preference.
Reg. S Regulation S - Security was purchased
pursuant to Regulation S under the Securities
Act of 1933, which exempts from registration
securities offered and sold outside of the
United States. Such security cannot be sold
in the United States without either an effective
registration statement filed pursuant to the
Securities Act of 1933 or pursuant to an
exemption from registration. Currently there is
no restriction on trading this security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to
delayed delivery
UMBS Uniform Mortgage-Backed Securities
Centrally Cleared Credit default swap contracts outstanding - buy protection as of June 30, 2026
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.23 USD 533,898 (7,123) (4,603) (11,726)
Markit CDX North
American High
Yield Index Series
46-V2 5.00 Quarterly 6/20/2031 3.03 USD 22,000,000 (1,757,256) (33,035) (1,790,291)
Markit CDX North
American High
Yield Index Series
46-V2 5.00 Quarterly 6/20/2031 3.03 USD 122,900,000 (6,119,659) (3,881,558) (10,001,217)
(7,884,038) (3,919,196) (11,803,234)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
As of June 30, 2026, the Fund had $6,848,689 segregated as collateral for credit default swap contracts.

NVIT Strategic Income Fund - June 30, 2026 (Unaudited) - Statement of Investments - 35
Forward Foreign Currency Contracts outstanding as of June 30, 2026:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 29,781,898 EUR 25,700,000 Morgan Stanley Co., Inc. 7/17/2026 398,415
Total unrealized appreciation 398,415
USD 789,525 MXN 14,036,553 HSBC Bank USA, N.A. 9/25/2026 (7,437)
Total unrealized depreciation (7,437)
Net unrealized appreciation 390,978
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of June 30, 2026:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 197 9/2026 USD 40,608,163 (41,367)
U.S. Treasury 10 Year Note 137 9/2026 USD 15,055,016 79,950
Total long contracts 38,583
Short Contracts
Euro-Bobl (11) 9/2026 EUR (1,450,165) (5,148)
Euro-Bund (27) 9/2026 EUR (3,928,465) (30,536)
U.S. Treasury 5 Year Note (390) 9/2026 USD (41,748,281) (38,343)
U.S. Treasury 10 Year Ultra Note (1,028) 9/2026 USD (115,617,875) (1,102,402)
U.S. Treasury Long Bond (128) 9/2026 USD (14,528,000) (357,868)
U.S. Treasury Ultra Bond (106) 9/2026 USD (12,312,563) (377,903)
Total short contracts (1,912,200)
Net contracts (1,873,617)
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

36 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity
Institutional AM
®
Emerging Markets
Fund
Assets:
Investment securities, at value
*
$ 586,667,794
Repurchase agreements, at value —
Cash 6,240,555
Cash pledged for swap contracts —
Restricted cash, collateral for TBAs —
Deposits with broker for futures contracts —
Foreign currencies, at value 473,993
Interest and dividends receivable 968,833
Security lending income receivable —
Receivable for investments sold 3,376,198
Receivable for capital shares issued 59,545
Reclaims receivable 22,518
Receivable for variation margin on futures contracts —
Receivable for variation margin on centrally cleared swap contracts —
Unrealized appreciation on forward foreign currency contracts (Note 2) —
Due from custodian —
Receivable for reimbursement from investment adviser (Note 3) 19,961
Prepaid expenses 2,046
Total Assets 597,831,443
Liabilities:
Payable for investments purchased 9,039,677
Payable for capital shares redeemed 1,028,882
Cash collateral pledged by counterparty for forward foreign currency contracts —
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 415,820
Fund administration fees 25,969
Distribution fees 15,094
Administrative servicing fees 42,109
Accounting and transfer agent fees —
Trustee fees —
Deferred capital gain country tax —
Custodian fees 9,307
Compliance program costs (Note 3) 433
Professional fees 37,370
Printing fees 3,792
Recoupment fees (Note 3) —
Other 3,724
Total Liabilities 10,622,177
Commitments and contingencies (Note 3) —
Net Assets $ 587,209,266
* Includes value of securities on loan (Note 2) —
Cost of investment securities 443,831,374
Cost of repurchase agreements —
Cost of foreign currencies 470,587
Represented by:
Capital $ 539,039,955
Total distributable earnings (loss) 48,169,311
Net Assets $ 587,209,266

International Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 37
NVIT Fidelity
Institutional AM
®
Worldwide Fund
NVIT International
Equity Fund
NVIT Putnam
International Value
Fund
NVIT Strategic
Income Fund
$ 309,303,482 $ 495,412,597 $ 295,854,004 $ 529,572,170
175,442 4,287,660 2,337,193 19,134,710
2,339,140 5,848,500 7,583,207 4,561,327
— — — 6,766,561
— — — 59,648
— — — 3,943,913
1,068,152 773,168 129,811 14
105,834 1,054,657 196,787 4,963,718
3,540 20,544 1,883 11,924
186,690 118,519 664,216 85,252,229
69,789 43,382 175,728 716,682
67,904 1,716,324 2,064,210 8,717
— — — 576,305
— — — 44,093
— — 2,085,826 398,415
— — — 254,250
5,970 2,380 7,660 —
1,864 20,367 3,405 2,036
313,327,807 509,298,098 311,103,930 656,266,712
503,942 44,734 52,536 141,908,313
584,938 164,756 149,185 49,380
— — 100,000 257,872
— — 2,585,421 7,437
274,441 4,787,660 2,785,773 21,934,710
117,390 279,045 183,257 224,414
15,267 30,926 24,366 25,043
31,278 51,723 40,997 —
61,516 50,762 8,611 41,541
7 69 416 4,213
8 — 327 462
— 311,882 — —
407 — 6,361 2,668
193 475 306 446
27,951 47,649 35,790 57,611
37 — — 14,911
12,000 — — —
3 6,836 1,413 26
1,629,378 5,776,517 5,974,759 164,529,047
— — — —
$ 311,698,429 $ 503,521,581 $ 305,129,171 $ 491,737,665
5,498,823 28,516,667 4,806,779 83,233,888
252,926,853 393,436,931 210,870,465 528,544,011
175,442 4,287,660 2,337,193 19,134,710
1,076,866 773,122 129,786 14
$ 247,050,915 $ 367,352,070 $ 186,338,556 $ 486,678,216
64,647,514 136,169,511 118,790,615 5,059,449
$ 311,698,429 $ 503,521,581 $ 305,129,171 $ 491,737,665

38 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity
Institutional AM
®
Emerging Markets
Fund
Net Assets:
Class I Shares $ 274,855,352
Class II Shares 49,839,527
Class D Shares 22,582,155
Class X Shares —
Class Y Shares 239,932,232
Class Z Shares —
Total $ 587,209,266
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 14,585,793
Class II Shares 2,694,693
Class D Shares 1,221,279
Class X Shares —
Class Y Shares 12,712,816
Class Z Shares —
Total 31,214,581
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 18 .84
Class II Shares $ 18 .50
Class D Shares $ 18 .49
Class X Shares $ —
Class Y Shares $ 18 .87
Class Z Shares $ —

International Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 39
NVIT Fidelity
Institutional AM
®
Worldwide Fund
NVIT International
Equity Fund
NVIT Putnam
International Value
Fund
NVIT Strategic
Income Fund
$ 156,138,943 $ 249,565,534 $ 29,376,969 $ 491,737,665
155,559,486 253,956,047 — —
— — — —
— — 77,121,332 —
— — — —
— — 198,630,870 —
$ 311,698,429 $ 503,521,581 $ 305,129,171 $ 491,737,665
9,812,157 14,097,308 1,753,510 53,449,372
9,807,692 14,584,018 — —
— — — —
— — 4,634,168 —
— — — —
— — 12,004,314 —
19,619,849 28,681,326 18,391,992 53,449,372
$ 15 .91 $ 17 .70 $ 16 .75 $ 9 .20
$ 15 .86 $ 17 .41 $ — $ —
$ — $ — $ — $ —
$ — $ — $ 16 .64 $ —
$ — $ — $ — $ —
$ — $ — $ 16 .55 $ —

40 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity
Institutional AM
®
Emerging Markets
Fund
INVESTMENT INCOME:
Dividend income $ 7,455,251
Interest income 85,686
Income from securities lending (net of fees) (Note 2) —
Foreign tax withholding (644,790)
European Union tax reclaims (Note 2) —
Total Income 6,896,147
EXPENSES:
Investment advisory fees 2,633,670
Fund administration fees 97,389
Distribution fees Class II Shares 62,809
Distribution fees Class D Shares 26,674
Distribution fees Class Z Shares —
Administrative servicing fees Class I Shares 189,231
Administrative servicing fees Class II Shares 37,686
Administrative servicing fees Class D Shares 26,674
Administrative servicing fees Class X Shares —
Administrative servicing fees Class Z Shares —
Professional fees 38,756
Printing fees 9,915
Trustee fees 8,471
Custodian fees 11,209
Accounting and transfer agent fees 5,130
Compliance program costs (Note 3) 1,173
European Union tax reclaims filing fees (Note 2) —
Recoupment fees (Note 3) —
Other 1,834
Total expenses before fees waived and expenses reimbursed 3,150,621
Investment advisory fees waived (Note 3) (243,443)
Expenses reimbursed by adviser (Note 3) (98,860)
Net Expenses 2,808,318
NET INVESTMENT INCOME 4,087,829

International Funds - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 41
NVIT Fidelity
Institutional AM
®
Worldwide Fund
NVIT International
Equity Fund
NVIT Putnam
International Value
Fund
NVIT Strategic
Income Fund
$ 1,915,484 $ 8,359,814 $ 6,314,673 $ 154,447
46,909 59,692 125,897 15,152,223
27,672 110,996 20,095 72,526
(140,004) (828,616) (529,798) (822)
— (66) 16,588 —
1,850,061 7,701,820 5,947,455 15,378,374
643,406 1,610,717 1,121,483 1,323,860
59,202 97,030 65,049 86,524
174,096 300,875 — —
— — — —
— — 251,696 —
168,130 174,658 22,329 354,292
174,096 180,526 — —
— — — —
— — 3,807 —
— — 10,069 —
21,370 25,432 22,575 35,241
11,633 — 3,131 —
4,064 7,135 4,929 7,329
1,625 3,634 12,499 5,728
3,820 5,299 4,997 8,066
581 915 646 986
— — 3,327 —
12,000 — — —
2,140 1,061 2,029 4,313
1,276,163 2,407,282 1,528,566 1,826,339
— — — —
(5,970) (21,050) (38,496) —
1,270,193 2,386,232 1,490,070 1,826,339
579,868 5,315,588 4,457,385 13,552,035

42 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity
Institutional AM
®
Emerging Markets
Fund
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9)† 37,925,770
Expiration or closing of futures contracts (Note 2) —
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) (299,164)
TBA Sale Commitments (Note 2) —
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 37,626,606
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 92,362,534
Futures contracts (Note 2) —
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) (10,405)
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 92,352,129
Net realized/unrealized gains (losses) 129,978,735
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 134,066,564
† Net of capital gain country taxes $ (259,772)
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ 403,992

International Funds - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 43
NVIT Fidelity
Institutional AM
®
Worldwide Fund
NVIT International
Equity Fund
NVIT Putnam
International Value
Fund
NVIT Strategic
Income Fund
9,387,733 15,982,057 8,678,089 2,689,644
— — — 5,131,907
— — (419,041) 742,597
(55,235) (57,389) 5,359 (63,726)
— — — (448)
— — — 1,245,832
9,332,498 15,924,668 8,264,407 9,745,806
49,755,671 41,224,727 13,175,031 (7,415,106)
— — — (3,062,931)
— — (259,329) 370,448
(10,673) (49,384) (58,222) (23,597)
— — – (3,020,576)
49,744,998 41,175,343 12,857,480 (13,151,762)
59,077,496 57,100,011 21,121,887 (3,405,956)
$ 59,657,364 $ 62,415,599 $ 25,579,272 $ 10,146,079
$ — $ (81,647) $ — $ —
$ — $ (114,281) $ — $ —

The accompanying notes are an integral part of these financial statements.
44 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - International Funds
NVIT Fidelity Institutional AM
®
Emerging
Markets Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 4,087,829 $ 3,175,455
Net realized gains (losses) 37,626,606 23,165,997
Net change in unrealized appreciation/depreciation 92,352,129 33,983,511
Change in net assets resulting from operations 134,066,564 60,324,963
Distributions to Shareholders From:
Distributable earnings:
Class I — (500,430)
Class II — (108,564)
Class D — (54,524)
Class Y — (49)
Change in net assets from shareholder distributions — (663,567)
Change in net assets from capital transactions (73,447,613) 325,478,380
Change in net assets 60,618,951 385,139,776
Net Assets:
Beginning of period 526,590,315 141,450,539
End of period $ 587,209,266 $ 526,590,315
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 28,224,324 $ 168,150,253
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested — 500,430
Cost of shares redeemed (36,576,878) (17,152,067)
Total Class I Shares (8,352,554) 151,498,616
Class II Shares
Proceeds from shares issued 69,436 6,468,203
Proceeds from shares issued from merger (Note 10) — —
Dividends reinvested — 108,564
Cost of shares redeemed (13,391,761) (52,238,542)
Total Class II Shares (13,322,325) (45,661,775)
Class D Shares
Proceeds from shares issued 371,169 1,299,574
Dividends reinvested — 54,524
Cost of shares redeemed (2,594,984) (3,803,047)
Total Class D Shares (2,223,815) (2,448,949)
Class Y Shares
Proceeds from shares issued 1,149,080 226,156,115
Dividends reinvested — 49
Cost of shares redeemed (50,697,999) (4,065,676)
Total Class Y Shares (49,548,919) 222,090,488
Change in net assets from capital transactions $ (73,447,613) $ 325,478,380

International Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 45
NVIT Fidelity Institutional AM
®
Worldwide
Fund NVIT International Equity Fund
Six Months Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025(a)
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 579,868 $ 41,272 $ 5,315,588 $ 2,893,635
9,332,498 (1,195,414) 15,924,668 11,580,710
49,744,998 6,621,066 41,175,343 44,148,721
59,657,364 5,466,924 62,415,599 58,623,066
— (195,134) — (4,410,888)
— (299,678) — (3,737,595)
— — — —
— — — —
— (494,812) — (8,148,483)
19,217,152 227,851,801 1,551,535 280,735,104
78,874,516 232,823,913 63,967,134 331,209,687
232,823,913 — 439,554,447 108,344,760
$ 311,698,429 $ 232,823,913 $ 503,521,581 $ 439,554,447
$ 37,531,294 $ 96,151,817 $ 26,932,008 $ 91,920,535
— — — 58,544,488
— 195,134 — 4,371,365
(7,599,719) (1,072,074) (21,650,948) (26,229,484)
29,931,575 95,274,877 5,281,060 128,606,904
5,310,947 138,938,588 21,515,475 24,540,507
— — — 136,252,688
— 299,678 — 3,644,623
(16,025,370) (6,661,342) (25,245,000) (12,309,618)
(10,714,423) 132,576,924 (3,729,525) 152,128,200
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
$ 19,217,152 $ 227,851,801 $ 1,551,535 $ 280,735,104

The accompanying notes are an integral part of these financial statements.
46 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - International Funds
NVIT Fidelity Institutional AM
®
Emerging
Markets Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
SHARE TRANSACTIONS:
Class I Shares
Issued 1,665,548 11,962,687
Issued in merger (Note 10) — —
Reinvested — 36,905
Redeemed (2,141,289) (1,323,893)
Total Class I Shares (475,741) 10,675,699
Class II Shares
Issued 4,458 579,210
Issued in merger (Note 10) — —
Reinvested — 8,138
Redeemed (806,871) (4,174,622)
Total Class II Shares (802,413) (3,587,274)
Class D Shares
Issued 22,586 101,690
Reinvested — 4,087
Redeemed (155,905) (315,578)
Total Class D Shares (133,319) (209,801)
Class Y Shares
Issued 71,167 15,846,894
Reinvested — 4
Redeemed (2,931,078) (274,676)
Total Class Y Shares (2,859,911) 15,572,222
Total change in shares (4,271,384) 22,450,846
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.

International Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 47
NVIT Fidelity Institutional AM
®
Worldwide
Fund NVIT International Equity Fund
Six Months Ended
June 30, 2026
(Unaudited)
Period Ended
December 31, 2025(a)
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
2,804,200 7,621,633 1,606,205 6,385,626
— — — 3,967,659
— 15,401 — 303,962
(545,278) (83,799) (1,301,863) (1,883,875)
2,258,922 7,553,235 304,342 8,773,372
376,401 11,112,227 1,277,335 1,799,811
— — — 9,381,045
— 23,690 — 257,903
(1,165,605) (539,021) (1,549,372) (905,042)
(789,204) 10,596,896 (272,037) 10,533,717
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
1,469,718 18,150,131 32,305 19,307,089

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - International Funds
NVIT Putnam International Value Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 4,457,385 $ 6,338,779
Net realized gains (losses) 8,264,407 39,583,614
Net change in unrealized appreciation/depreciation 12,857,480 30,005,577
Change in net assets resulting from operations 25,579,272 75,927,970
Distributions to Shareholders From:
Distributable earnings:
Class I — (501,081)
Class X — (1,184,295)
Class Z — (3,078,031)
Change in net assets from shareholder distributions — (4,763,407)
Change in net assets from capital transactions (25,511,589) 10,694,890
Change in net assets 67,683 81,859,453
Net Assets:
Beginning of period 305,061,488 223,202,035
End of period $ 305,129,171 $ 305,061,488
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 367,475 $ 780,340
Dividends reinvested — 501,081
Cost of shares redeemed (2,985,738) (4,317,740)
Total Class I Shares (2,618,263) (3,036,319)
Class X Shares
Proceeds from shares issued 5,531,189 13,516,770
Dividends reinvested — 1,184,295
Cost of shares redeemed (7,995,545) (13,257,221)
Total Class X Shares (2,464,356) 1,443,844
Class Z Shares
Proceeds from shares issued 2,897,997 76,731,471
Dividends reinvested — 3,078,031
Cost of shares redeemed (23,326,967) (67,522,137)
Total Class Z Shares (20,428,970) 12,287,365
Change in net assets from capital transactions $ (25,511,589) $ 10,694,890

International Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 49
NVIT Strategic Income Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 13,552,035 $ 20,062,329
9,745,806 (7,939,409)
(13,151,762) 10,827,970
10,146,079 22,950,890
— (14,409,735)
— —
— —
— (14,409,735)
17,706,948 174,499,986
27,853,027 183,041,141
463,884,638 280,843,497
$ 491,737,665 $ 463,884,638
$ 48,355,280 $ 197,766,111
— 14,409,735
(30,648,332) (37,675,860)
17,706,948 174,499,986
— —
— —
— —
— —
— —
— —
— —
— —
$ 17,706,948 $ 174,499,986

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - International Funds
NVIT Putnam International Value Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
SHARE TRANSACTIONS:
Class I Shares
Issued 22,420 56,172
Reinvested — 34,274
Redeemed (183,446) (314,336)
Total Class I Shares (161,026) (223,890)
Class X Shares
Issued 339,332 967,961
Reinvested — 81,619
Redeemed (495,369) (966,692)
Total Class X Shares (156,037) 82,888
Class Z Shares
Issued 180,090 5,409,032
Reinvested — 213,013
Redeemed (1,469,784) (4,886,593)
Total Class Z Shares (1,289,694) 735,452
Total change in shares (1,606,757) 594,450

International Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 51
NVIT Strategic Income Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
5,297,117 21,696,171
— 1,602,552
(3,362,879) (4,238,532)
1,934,238 19,060,191
— —
— —
— —
— —
— —
— —
— —
— —
1,934,238 19,060,191

52 - Financial Highlights - June 30, 2026 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity Institutional AM
®
Emerging Markets Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 14.87 $ 0.12 $ 3.85 $ 3.97 $ — $ — $ — $ 18.84 26.70%(g) $ 274,855 1.03% 1.46% 1.16% 34.73%
12/31/2025 10.99 0.22 3.74 3.96 (0.08) — (0.08) 14.87 36.15% 223,952 1.06% 1.70% 1.23% 99.34%
12/31/2024 10.48 0.14 0.52 0.66 (0.15) — (0.15) 10.99 6.28% 48,188 1.17% 1.27% 1.25% 59.43%
12/31/2023 10.24 0.10 0.32 0.42 (0.18) — (0.18) 10.48 4.16% 47,941 1.11% 0.92% 1.20% 71.45%
12/31/2022 13.74 0.13 (3.53) (3.40) (0.10) — (0.10) 10.24 (24.75)% 47,205 1.08% 1.20% 1.17% 62.21%
12/31/2021 14.96 0.12 (1.20) (1.08) (0.14) — (0.14) 13.74 (7.28)% 60,015 1.10% 0.77% 1.18% 121.44%
Class II Shares
6/30/2026 (Unaudited) 14.61 0.09 3.80 3.89 — — — 18.50 26.63%(g) 49,840 1.28% 1.14% 1.40% 34.73%
12/31/2025 10.78 0.17 3.68 3.85 (0.02) — (0.02) 14.61 35.78% 51,100 1.35% 1.42% 1.49% 99.34%
12/31/2024 10.31 0.11 0.51 0.62 (0.15) — (0.15) 10.78 6.00% 76,359 1.42% 1.04% 1.51% 59.43%
12/31/2023 10.08 0.07 0.31 0.38 (0.15) — (0.15) 10.31 3.86% 80,468 1.36% 0.66% 1.45% 71.45%
12/31/2022 13.52 0.10 (3.47) (3.37) (0.07) — (0.07) 10.08 (24.92)% 80,197 1.33% 0.95% 1.42% 62.21%
12/31/2021 14.76 0.07 (1.17) (1.10) (0.14) — (0.14) 13.52 (7.51)% 107,438 1.35% 0.47% 1.43% 121.44%
Class D Shares
6/30/2026 (Unaudited) 14.62 0.09 3.78 3.87 — — — 18.49 26.47%(g) 22,582 1.38% 1.09% 1.50% 34.73%
12/31/2025 10.80 0.16 3.70 3.86 (0.04) — (0.04) 14.62 35.77% 19,798 1.43% 1.27% 1.58% 99.34%
12/31/2024 10.33 0.11 0.51 0.62 (0.15) — (0.15) 10.80 5.99% 16,898 1.45% 1.00% 1.54% 59.43%
12/31/2023 10.10 0.07 0.31 0.38 (0.15) — (0.15) 10.33 3.80% 19,031 1.39% 0.64% 1.48% 71.45%
12/31/2022 13.49 0.10 (3.47) (3.37) (0.02) — (0.02) 10.10 (24.99)% 19,013 1.39% 0.87% 1.48% 62.21%
12/31/2021 14.74 0.07 (1.18) (1.11) (0.14) — (0.14) 13.49 (7.59)% 28,779 1.44% 0.44% 1.52% 121.44%
Class Y Shares
6/30/2026 (Unaudited) 14.88 0.13 3.86 3.99 — — — 18.87 26.81%(g) 239,932 0.88% 1.57% 1.01% 34.73%
12/31/2025 10.97 0.32 3.69 4.01 (0.10) — (0.10) 14.88 36.61%(g) 231,740 0.88% 2.23% 1.01% 99.34%
12/31/2024 10.45 0.16 0.51 0.67 (0.15) — (0.15) 10.97 6.40%(g) 6 1.02% 1.41% 1.08% 59.43%
12/31/2023 10.23 0.12 0.30 0.42 (0.20) — (0.20) 10.45 4.13%(g) 5 0.93% 1.19% 1.02% 71.45%
12/31/2022 13.75 0.15 (3.53) (3.38) (0.14) — (0.14) 10.23 (24.60)% 334,033 0.93% 1.36% 1.02% 62.21%
12/31/2021 14.95 0.14 (1.20) (1.06) (0.14) — (0.14) 13.75 (7.15)% 384,522 0.95% 0.92% 1.03% 121.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - June 30, 2026 (Unaudited) - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
NVIT Fidelity Institutional AM
®
Worldwide Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2026 (Unaudited) $ 12.84 $ 0.04 $ 3.03 $ 3.07 $ — $ — $ — $ 15.91 23.91% $ 156,139 0.80% 0.56% 0.80% 70.34%
12/31/2025(h) 10.00 0.02 2.85 2.87 (0.01) (0.02) (0.03) 12.84 28.66% 97,005 0.78% 0.28% 0.78% 90.45%
Class II Shares
6/30/2026 (Unaudited) 12.82 0.02 3.02 3.04 — — — 15.86 23.71% 155,559 1.05% 0.29% 1.05% 70.34%
12/31/2025(h) 10.00 — 2.85 2.85 (0.01) (0.02) (0.03) 12.82 28.49% 135,819 1.04% 0.04% 1.43% 90.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor for the six months ended 2026.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from April 28, 2025 (commencement of operations) through December 31, 2025. Total return is calculated based on inception date of April 25, 2025 through December 31, 2025.

54 - Financial Highlights - June 30, 2026 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT International Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 15.46 $ 0.20 $ 2.04 $ 2.24 $ — $ — $ — $ 17.70 14.49% $ 249,566 0.88% 2.37% 0.89% 35.05%
12/31/2025 11.67 0.24 4.29 4.53 (0.14) (0.60) (0.74) 15.46 39.29% 213,297 0.94% 1.74% 1.00% 70.12%
12/31/2024 10.75 0.21 1.01 1.22 (0.30) — (0.30) 11.67 11.31% 58,566 0.98% 1.75% 1.12% 81.82%
12/31/2023 9.08 0.26 1.69 1.95 (0.28) — (0.28) 10.75 21.70% 47,984 0.98% 2.59% 1.12% 74.54%
12/31/2022 12.75 0.37 (2.25) (1.88) (0.38) (1.41) (1.79) 9.08 (14.12)% 44,377 1.11% 3.54% 1.12% 68.60%
12/31/2021 11.61 0.30 1.17 1.47 (0.33) — (0.33) 12.75 12.66% 56,158 1.13% 2.34% 1.14% 86.05%
Class II Shares
6/30/2026 (Unaudited) 15.23 0.17 2.01 2.18 — — — 17.41 14.31% 253,956 1.13% 2.12% 1.14% 35.05%
12/31/2025 11.52 0.19 4.24 4.43 (0.12) (0.60) (0.72) 15.23 38.97% 226,257 1.18% 1.35% 1.23% 70.12%
12/31/2024 10.62 0.17 1.00 1.17 (0.27) — (0.27) 11.52 11.01% 49,779 1.23% 1.49% 1.37% 81.82%
12/31/2023 8.97 0.23 1.68 1.91 (0.26) — (0.26) 10.62 21.46% 42,587 1.23% 2.29% 1.37% 74.54%
12/31/2022 12.63 0.34 (2.23) (1.89) (0.36) (1.41) (1.77) 8.97 (14.38)% 36,875 1.36% 3.28% 1.37% 68.60%
12/31/2021 11.50 0.26 1.16 1.42 (0.29) — (0.29) 12.63 12.40% 46,879 1.38% 2.08% 1.39% 86.05%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

International Funds - June 30, 2026 (Unaudited) - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT Putnam International Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
6/30/2026 (Unaudited) $ 15.40 $ 0.24 $ 1.11 $ 1.35 $ — $ — $ — $ 16.75 8.77% $ 29,377 0.93% 2.94% 0.96% 12.64%
12/31/2025 11.61 0.35 3.70 4.05 (0.26) — (0.26) 15.40 34.99% 29,487 0.95% 2.57% 0.98% 107.86%
12/31/2024 11.81 0.35 0.19 0.54 (0.74) — (0.74) 11.61 4.34%(g) 24,819 0.99% 2.86% 0.99% 55.80%
12/31/2023 10.48 0.35 1.26 1.61 (0.28) — (0.28) 11.81 15.46% 27,342 1.00% 3.10% 1.00% 37.23%
12/31/2022 11.60 0.30 (1.03) (0.73) (0.39) — (0.39) 10.48 (5.99)% 27,292 0.98% 2.85% 0.98% 38.18%
12/31/2021 10.76 0.29 0.83 1.12 (0.28) — (0.28) 11.60 10.40% 32,733 1.02% 2.50% 1.03% 36.23%
Class X Shares
6/30/2026 (Unaudited) 15.29 0.25 1.10 1.35 — — — 16.64 8.83% 77,121 0.79% 3.09% 0.82% 12.64%
12/31/2025 11.51 0.37 3.67 4.04 (0.26) — (0.26) 15.29 35.21% 73,236 0.81% 2.67% 0.84% 107.86%
12/31/2024 11.72 0.35 0.20 0.55 (0.76) — (0.76) 11.51 4.44% 54,163 0.85% 2.94% 0.85% 55.80%
12/31/2023 10.41 0.36 1.26 1.62 (0.31) — (0.31) 11.72 15.67% 45,256 0.87% 3.24% 0.87% 37.23%
12/31/2022 11.51 0.31 (1.02) (0.71) (0.39) — (0.39) 10.41 (5.86)% 41,808 0.84% 3.00% 0.84% 38.18%
12/31/2021 10.76 0.31 0.83 1.14 (0.39) — (0.39) 11.51 10.58% 43,911 0.88% 2.62% 0.89% 36.23%
Class Z Shares
6/30/2026 (Unaudited) 15.22 0.23 1.10 1.33 — — — 16.55 8.74% 198,631 1.04% 2.82% 1.07% 12.64%
12/31/2025 11.48 0.33 3.67 4.00 (0.26) — (0.26) 15.22 34.95% 202,338 1.06% 2.38% 1.09% 107.86%
12/31/2024 11.70 0.33 0.18 0.51 (0.73) — (0.73) 11.48 4.10% 144,220 1.10% 2.78% 1.10% 55.80%
12/31/2023 10.38 0.33 1.25 1.58 (0.26) — (0.26) 11.70 15.36% 161,900 1.11% 2.98% 1.11% 37.23%
12/31/2022 11.51 0.29 (1.03) (0.74) (0.39) — (0.39) 10.38 (6.13)% 176,115 1.09% 2.75% 1.09% 38.18%
12/31/2021 10.76 0.28 0.83 1.11 (0.36) — (0.36) 11.51 10.28% 203,813 1.13% 2.36% 1.14% 36.23%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

56 - Financial Highlights - June 30, 2026 (Unaudited) - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Strategic Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class I Shares
6/30/2026 (Unaudited) $ 9.00 $ 0.26 $ (0.06) $ 0.20 $ — $ — $ — $ — $ 9.20 2.22% $ 491,738 0.77% 5.74% 0.77% 119.82%
12/31/2025 8.65 0.56 0.09 0.65 (0.30) — — (0.30) 9.00 7.56% 463,885 0.79% 6.30% 0.79% 284.63%
12/31/2024 8.36 0.59 0.27 0.86 (0.57) — — (0.57) 8.65 10.34% 280,843 0.81% 6.75% 0.81% 276.07%
12/31/2023 8.61 0.59 0.13 0.72 (0.44) (0.49) (0.04) (0.97) 8.36 8.70% 237,036 0.80% 6.71% 0.80% 66.00%
12/31/2022 9.15 0.45 (0.66) (0.21) (0.33) — — (0.33) 8.61 (2.30)% 226,194 0.82% 5.08% 0.82% 73.91%
12/31/2021 9.20 0.40 0.08 0.48 (0.53) — — (0.53) 9.15 5.24% 276,178 0.82% 4.23% 0.82% 89.90%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

International Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 57
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2026, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Fidelity Institutional AM
®
Emerging Markets Fund ("Emerging Markets")
NVIT Fidelity Institutional AM
®
Worldwide Fund ("Worldwide")
NVIT International Equity Fund ("International Equity")
NVIT Putnam International Value Fund ("International Value")
NVIT Strategic Income Fund ("Strategic Income")
Shares of Emerging Markets are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, other affiliated and unaffiliated insurance companies, and series of the Trust that operate as a fund-of-funds, such as the NVIT Investor
Destinations Funds. Shares of Worldwide, International Equity, International Value and Strategic Income are held by separate accounts established by NLIC and NLAIC, and other affiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class D, Class X, Class Y, and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

58 - Notes to Financial Statements - June 30, 2026 (Unaudited) - International Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and

International Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 59
liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of June 30, 2026. Please refer to the
Statements of Investments for additional information on portfolio holdings.
Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 5,604,374 $ – $ 5,604,374
Automobile Components – 3,675,815 – 3,675,815
Automobiles – 7,263,483 – 7,263,483
Banks 28,448,328 73,496,943 – 101,945,271
Beverages 6,267,100 – – 6,267,100
Construction & Engineering – 9,796,411 – 9,796,411
Construction Materials – 4,599,168 – 4,599,168
Consumer Staples Distribution & Retail 4,674,780 – – 4,674,780
Electrical Equipment – 14,648,512 – 14,648,512
Electronic Equipment, Instruments &
Components – 43,802,320 – 43,802,320
Energy Equipment & Services 4,700,003 – – 4,700,003
Financial Services – 6,745,348 – 6,745,348
Household Durables – 7,303,200 – 7,303,200
Insurance – 15,515,109 – 15,515,109
Interactive Media & Services – 25,719,472 – 25,719,472
IT Services – 208,205 – 208,205
Life Sciences Tools & Services – 7,481,683 – 7,481,683
Machinery – 31,094,862 – 31,094,862
Metals & Mining 14,249,337 22,068,731 – 36,318,068
Oil, Gas & Consumable Fuels 4,340,021 22,026,803 – 26,366,824
Pharmaceuticals – 13,500,311 – 13,500,311
Semiconductors & Semiconductor
Equipment – 123,943,304 – 123,943,304
Technology Hardware, Storage &
Peripherals – 64,935,821 – 64,935,821
Textiles, Apparel & Luxury Goods – 1,602,502 – 1,602,502
Wireless Telecommunication Services 10,151,694 8,804,154 – 18,955,848
Total $ 72,831,263 $ 513,836,531 $ – $ 586,667,794
Worldwide
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 1,794,071 $ 2,314,034 $ – $ 4,108,105
Air Freight & Logistics – 1,303,962 – 1,303,962
Automobile Components – 1,102 – 1,102
Automobiles 1,414,081 821,691 – 2,235,772
Banks 7,907,397 15,114,595 – 23,021,992
Beverages – 701,604 – 701,604
Biotechnology 840,360 – – 840,360
Broadline Retail 11,683,188 – – 11,683,188
Building Products 2,403,180 1,090,662 – 3,493,842
Capital Markets 8,296,515 821,452 – 9,117,967
Chemicals – 792,620 – 792,620
Commercial Services & Supplies – 1,107,881 – 1,107,881
Communications Equipment 343,392 580,764 – 924,156
Construction Materials – 10,240 – 10,240

60 - Notes to Financial Statements - June 30, 2026 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Diversified Telecommunication Services $ – $ 27,043 $ – $ 27,043
Electrical Equipment 27,685 2,996,423 – 3,024,108
Electronic Equipment, Instruments &
Components 22,025,957 1,332,522 – 23,358,479
Energy Equipment & Services 293,612 1,578,642 – 1,872,254
Entertainment – 922,326 – 922,326
Financial Services – 563,646 – 563,646
Food Products – 3,359,586 – 3,359,586
Ground Transportation 3,040,414 – – 3,040,414
Health Care Providers & Services 6,467,261 735,592 – 7,202,853
Hotels, Restaurants & Leisure 2,268,405 909,054 – 3,177,459
Household Durables 5,996,937 1,201,558 – 7,198,495
Industrial Conglomerates – 1,446,629 – 1,446,629
Insurance 5,338,999 5,196,619 – 10,535,618
Interactive Media & Services 26,914,510 581,033 – 27,495,543
Leisure Products – 42,427 – 42,427
Life Sciences Tools & Services – 1,568,859 – 1,568,859
Machinery 19,471,069 3,121,177 – 22,592,246
Metals & Mining 8,042,586 699,916 – 8,742,502
Oil, Gas & Consumable Fuels 1,079,110 – – 1,079,110
Paper & Forest Products – 359,863 – 359,863
Passenger Airlines 752,705 – – 752,705
Pharmaceuticals 19,056,276 4,802,981 – 23,859,257
Real Estate Management & Development – 850,904 – 850,904
Semiconductors & Semiconductor
Equipment 45,091,351 13,471,492 – 58,562,843
Software 55,787 – – 55,787
Specialty Retail – 2,721,993 – 2,721,993
Technology Hardware, Storage &
Peripherals 21,676,495 – – 21,676,495
Textiles, Apparel & Luxury Goods 4,477,327 841,333 – 5,318,660
Tobacco 271,365 2,162,312 – 2,433,677
Trading Companies & Distributors 5,016,599 1,003,312 – 6,019,911
Total Common Stocks $ 232,046,634 $ 77,157,849 $ – $ 309,204,483
Repurchase Agreement – 175,442 – 175,442
Short-Term Investments 98,999 – – 98,999
Total $ 232,145,633 $ 77,333,291 $ – $ 309,478,924
International Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 7,585,684 $ – $ 7,585,684
Air Freight & Logistics – 493,936 – 493,936
Automobile Components – 575,622 – 575,622
Automobiles – 10,523,964 – 10,523,964
Banks 7,416,565 66,684,605 – 74,101,170
Beverages – 3,054,617 – 3,054,617
Biotechnology – 833,326 – 833,326
Broadline Retail 1,772,743 3,880,112 – 5,652,855
Building Products – 2,925,243 – 2,925,243
Capital Markets – 8,535,946 – 8,535,946
Chemicals – 5,124,796 – 5,124,796
Commercial Services & Supplies – 2,501,506 – 2,501,506
Communications Equipment 2,059,316 1,739,584 – 3,798,900
Construction & Engineering – 7,290,533 – 7,290,533
Construction Materials 836,232 – – 836,232
Consumer Finance – 667,660 – 667,660

International Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 61
Level 1 Level 2 Level 3 Total
Assets:
Consumer Staples Distribution & Retail $ 4,303,124 $ 3,982,106 $ – $ 8,285,230
Distributors – 618,215 – 618,215
Diversified Telecommunication Services 883,156 6,867,470 – 7,750,626
Electric Utilities 2,432,519 7,724,233 – 10,156,752
Electrical Equipment – 18,065,636 – 18,065,636
Electronic Equipment, Instruments &
Components 1,552,176 8,994,032 – 10,546,208
Entertainment 1,656,541 3,090,378 – 4,746,919
Financial Services – 8,003,663 – 8,003,663
Food Products – 9,594,911 – 9,594,911
Ground Transportation – 570,870 – 570,870
Hotels, Restaurants & Leisure 1,443,575 2,936,590 – 4,380,165
Household Durables – 6,318,442 – 6,318,442
Independent Power and Renewable
Electricity Producers – 1,224,635 – 1,224,635
Industrial Conglomerates – 3,168,089 – 3,168,089
Insurance 3,994,593 23,030,334 – 27,024,927
Interactive Media & Services – 5,584,756 – 5,584,756
IT Services 2,620,872 2,422,308 – 5,043,180
Leisure Products – 3,120,571 – 3,120,571
Machinery – 8,194,319 – 8,194,319
Marine Transportation 914,883 – – 914,883
Media – 987,172 – 987,172
Metals & Mining 15,837,859 10,949,722 – 26,787,581
Multi-Utilities – 536,650 – 536,650
Oil, Gas & Consumable Fuels 9,707,364 10,284,592 – 19,991,956
Passenger Airlines 700,114 5,487,217 – 6,187,331
Personal Care Products – 4,094,255 – 4,094,255
Pharmaceuticals 7,948,155 26,780,056 – 34,728,211
Professional Services 499,858 5,186,250 – 5,686,108
Real Estate Management & Development – 6,363,265 – 6,363,265
Semiconductors & Semiconductor
Equipment – 72,519,349 – 72,519,349
Software 536,542 1,833,197 – 2,369,739
Specialty Retail 703,372 4,375,525 – 5,078,897
Technology Hardware, Storage &
Peripherals – 23,006,240 – 23,006,240
Trading Companies & Distributors 1,882,453 – – 1,882,453
Transportation Infrastructure – 2,519,714 – 2,519,714
Water Utilities 1,333,853 – – 1,333,853
Wireless Telecommunication Services – 3,024,836 – 3,024,836
Total Common Stocks $ 71,035,865 $ 423,876,732 $ – $ 494,912,597
Repurchase Agreements – 4,287,660 – 4,287,660
Short-Term Investments 500,000 – – 500,000
Warrants – – – –
Total $ 71,535,865 $ 428,164,392 $ – $ 499,700,257
International Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 6,575,545 $ – $ 6,575,545
Air Freight & Logistics – 3,235,688 – 3,235,688
Banks – 85,099,783 – 85,099,783
Beverages – 6,193,406 – 6,193,406
Biotechnology – 2,631,651 – 2,631,651
Broadline Retail – 1,566,919 – 1,566,919
Building Products – 3,317,204 – 3,317,204

62 - Notes to Financial Statements - June 30, 2026 (Unaudited) - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Capital Markets $ – $ 5,911,262 $ – $ 5,911,262
Construction Materials 5,587,647 – – 5,587,647
Consumer Staples Distribution & Retail – 6,620,933 – 6,620,933
Diversified REITs – 1,547,374 – 1,547,374
Diversified Telecommunication Services – 7,337,420 – 7,337,420
Electric Utilities – 6,038,545 – 6,038,545
Electrical Equipment – 4,703,414 – 4,703,414
Food Products – 11,922,474 – 11,922,474
Health Care Equipment & Supplies – 5,289,604 – 5,289,604
Hotels, Restaurants & Leisure – 1,926,254 – 1,926,254
Household Durables – 3,102,142 – 3,102,142
Industrial Conglomerates – 9,572,978 – 9,572,978
Industrial REITs – 3,168,433 – 3,168,433
Insurance – 24,072,757 – 24,072,757
Machinery – 3,676,702 – 3,676,702
Metals & Mining – 8,575,161 – 8,575,161
Multi-Utilities – 4,018,185 – 4,018,185
Oil, Gas & Consumable Fuels 6,984,654 13,752,302 – 20,736,956
Passenger Airlines – 4,440,007 – 4,440,007
Pharmaceuticals – 15,042,837 – 15,042,837
Semiconductors & Semiconductor
Equipment – 3,177,483 – 3,177,483
Specialty Retail – 3,063,168 – 3,063,168
Technology Hardware, Storage &
Peripherals – 1,472,729 – 1,472,729
Textiles, Apparel & Luxury Goods – 4,125,443 – 4,125,443
Tobacco – 4,125,815 – 4,125,815
Trading Companies & Distributors – 10,097,881 – 10,097,881
Wireless Telecommunication Services – 6,253,393 – 6,253,393
Total Common Stocks $ 12,572,301 $ 281,654,892 $ – $ 294,227,193
Forward Foreign Currency Contracts – 2,085,826 – 2,085,826
Repurchase Agreements – 2,337,193 – 2,337,193
Short-Term Investments   448,580 1,178,231 – 1,626,811
Total Assets $ 13,020,881 $ 287,256,142 $ – $ 300,277,023
Liabilities:
Forward Foreign Currency Contracts $ – $ (2,585,421) $ – $ (2,585,421)
Total Liabilities $ – $ (2,585,421) $ – $ (2,585,421)
Total $ 13,020,881 $ 284,670,721 $ – $ 297,691,602
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 57,808,891 $ – $ 57,808,891
Collateralized Mortgage Obligations – 36,924,479 – 36,924,479
Commercial Mortgage-Backed Securities – 22,949,949 – 22,949,949
Common Stocks
Media – – 37 37
Passenger Airlines 788,687 – – 788,687
Total Common Stocks $ 788,687 $ – $ 37 $ 788,724
Convertible Preferred Stock 723,695 – – 723,695
Corporate Bonds
Automobiles – 4,053,407 – 4,053,407
Banks – 46,889,304 – 46,889,304
Capital Markets – 26,272,277 – 26,272,277
Chemicals – 4,588,371 – 4,588,371
Commercial Services & Supplies – 2,829,727 – 2,829,727
Construction & Engineering – 1,079,846 – 1,079,846
Consumer Finance – 15,065,519 – 15,065,519

International Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 63
Level 1 Level 2 Level 3 Total
Assets:
Containers & Packaging $ – $ 1,377,943 $ – $ 1,377,943
Distributors – 502,351 – 502,351
Diversified Telecommunication Services – 7,998,416 – 7,998,416
Electric Utilities – 12,103,975 – 12,103,975
Energy Equipment & Services – 3,843,000 – 3,843,000
Financial Services – 4,387,708 – 4,387,708
Food Products – 3,899,535 – 3,899,535
Gas Utilities – 968,321 – 968,321
Health Care Providers & Services – 1,447,252 – 1,447,252
Hotels, Restaurants & Leisure – 13,256,108 – 13,256,108
Independent Power and Renewable
Electricity Producers – 1,661,726 – 1,661,726
Insurance – 57,349,330 – 57,349,330
Interactive Media & Services – 3,913,992 – 3,913,992
IT Services – 2,211,087 – 2,211,087
Marine Transportation – 1,957,681 – 1,957,681
Media – 901,154 – 901,154
Metals & Mining – 4,359,404 – 4,359,404
Mortgage Real Estate Investment Trusts
(REITs) – 2,968,649 – 2,968,649
Multi-Utilities – 1,225,339 – 1,225,339
Office REITs – 3,702,900 – 3,702,900
Oil, Gas & Consumable Fuels – 28,228,289 – 28,228,289
Passenger Airlines – 11,294,869 – 11,294,869
Pharmaceuticals – 4,861,939 – 4,861,939
Professional Services – 321,175 – 321,175
Semiconductors & Semiconductor
Equipment – 6,236,747 – 6,236,747
Software – 4,007,388 – 4,007,388
Total Corporate Bonds $ – $ 285,764,729 $ – $ 285,764,729
Foreign Government Securities – 41,868,080 – 41,868,080
Forward Foreign Currency Contracts – 398,415 – 398,415
Futures Contracts# 79,950 – – 79,950
Loan Participations – 12,295,797 – 12,295,797
Mortgage-Backed Securities – 47,643,873 – 47,643,873
Preferred Stocks 4,905,174 – – 4,905,174
Repurchase Agreements – 19,134,710 – 19,134,710
Short-Term Investments   2,800,000 11,990,303 – 14,790,303
Supranational – 3,108,476 – 3,108,476
Total Assets $ 9,297,506 $ 539,887,702 $ 37 $ 549,185,245
Liabilities:
Credit Default Swaps† $ – $ (3,919,196) $ – $ (3,919,196)
Forward Foreign Currency Contracts – (7,437) – (7,437)
Futures Contracts# (1,953,567) – – (1,953,567)
Total Liabilities $ (1,953,567) $ (3,926,633) $ – $ (5,880,200)
Total $ 7,343,939 $ 535,961,069 $ 37 $ 543,305,045
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of June 30, 2026, Emerging Markets held four common stock investments that were categorized as Level 3 investments which were each valued at $0.
As of June 30, 2026, International Equity held one common stock investment and one warrants investment that were categorized as Level 3 investments which were each valued at $0.

64 - Notes to Financial Statements - June 30, 2026 (Unaudited) - International Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2026, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
As of June 30, 2026, International Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of June 30, 2026, Strategic Income held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
Strategic Income
Common
Stocks Total
Balance as of 12/31/2025 $ 8,970 $ 8,970
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (10,250) (10,250)
Distributions — —
Purchases — —
Sales (8,568) (8,568)
Change in Unrealized Appreciation/Depreciation 9,885 9,885
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 6/30/2026 $ 37 $ 37
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 6/30/2026 ** $ (248) $ (248)
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

International Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 65
(d) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.

66 - Notes to Financial Statements - June 30, 2026 (Unaudited) - International Funds
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of June 30, 2026 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

International Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 67
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of June 30, 2026:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of June 30, 2026:
International Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 2,085,826
Total $ 2,085,826
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (2,585,421)
Total $ (2,585,421)
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 398,415
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 79,950
Total $ 478,365

68 - Notes to Financial Statements - June 30, 2026 (Unaudited) - International Funds
The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended June 30, 2026:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Six
Months Ended June 30, 2026:
Liabilities: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (3,919,196)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (7,437)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (1,953,567)
Total $ (5,880,200)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities..
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
International Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (419,041)
Total $ (419,041)
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 1,245,832
Forward Foreign Currency Contracts
Currency risk 742,597
Futures Contracts
Interest rate risk 5,131,907
Total $ 7,120,336
International Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ (259,329)
Total $ (259,329)
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (3,020,576)
Forward Foreign Currency Contracts
Currency risk 370,448
Futures Contracts
Interest rate risk (3,062,931)
Total $ (5,713,059)

International Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 69
The following is a summary of the Funds' average volume of derivative instruments held for the six months ended June 30, 2026:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of June 30, 2026, certain Funds may have entered into futures contracts, centrally cleared swaps and forward foreign currency contracts. The futures contract agreement and centrally cleared swaps agreements do not provide for netting arrangements
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of June 30, 2026:
International Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 107,274,178
Average Settlement Value Sold $ 88,369,439
Strategic Income
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 126,576,755
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 246,820
Average Settlement Value Sold $ 23,901,754
Futures Contracts:
Average Notional Balance Long $ 49,825,056
Average Notional Balance Short $ 186,621,385
International Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ 1,010,622 $ (614,805) $ — $ 395,817
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts $ 584,768 $ (584,768) $ — $ —
State Street Bank and
Trust Co.
Forward Foreign
Currency Contracts 181,056 (134,807) — 46,249
Toronto Dominion
Bank
Forward Foreign
Currency Contracts 83,489 (83,489) — —
Westpac Banking
Corp.
Forward Foreign
Currency Contracts 225,891 (184,250) — 41,641
Total $ 2,085,826 $ (1,602,119) $ — $ 483,707

70 - Notes to Financial Statements - June 30, 2026 (Unaudited) - International Funds
(g) Securities Lending
During the six months ended June 30, 2026, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending (net of fees)”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For
Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Goldman Sachs
International
Forward Foreign
Currency Contracts $ (614,805) $ 614,805 $ — $ —
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts $ (1,555,721) $ 584,768 $ — $ (970,953)
State Street Bank and
Trust Co.
Forward Foreign
Currency Contracts (134,808) 134,808 — —
Toronto Dominion
Bank
Forward Foreign
Currency Contracts (95,838) 83,489 — (12,349)
Westpac Banking
Corp.
Forward Foreign
Currency Contracts (184,249) 184,249 — —
Total $ (2,585,421) $ 1,602,119 $ — $ (983,302)
Strategic Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts $ 398,415 $ — $ — $ 398,415
Total $ 398,415 $ – $ — $ 398,415
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
HSBC Bank USA,
N.A.
Forward Foreign
Currency Contracts $ (7,437) $ — $ — $ (7,437)
Total $ (7,437) $ — $ — $ (7,437)

International Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 71
the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of June 30, 2026, which were comprised of money market funds and repurchase agreements purchased with cash collateral, as shown on each Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned;
and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least
100% of the value of securities loaned. Cash collateral received is generally invested in money market funds and joint repurchase agreements and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of June 30, 2026, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the six months ended June 30, 2026, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Worldwide $ 274,441
International Equity 4,787,660
International Value 2,785,773
Strategic Income 21,934,710

72 - Notes to Financial Statements - June 30, 2026 (Unaudited) - International Funds
As of June 30, 2026, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of June 30, 2026, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $22,002,219, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.88%, maturing 10/31/2030 - 5/15/2056; total market value
$22,440,000.
Cantor Fitzgerald & Co., 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $53,005,345, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.25% - 8.50%, maturing 2/20/2027 - 5/20/2076; total market value
$54,060,000.
CF Secured, LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $116,116,883, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.50%, maturing 10/13/2026 - 11/20/2075; total market value
$118,439,223.
MetLife, Inc., 3.64%, dated 6/30/2026, due 7/1/2026, repurchase price $59,005,965, collateralized by U.S. Government Treasury
Securities, ranging from 0.00% - 5.50%, maturing 8/15/2028 - 8/15/2047; total market value $60,210,181.
Pershing LLC, 3.63%, dated 6/30/2026, due 7/1/2026, repurchase price $32,003,226, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 8.50%, maturing 7/1/2026 - 5/20/2076; total market value $32,640,077.
Worldwide
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 175,442 $ – $ 175,442 $ (175,442) $ –
Total $ 175,442 $ – $ 175,442 $ (175,442) $ –
International Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BNP Paribas
Securities Corp. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
CF Secured, LLC 2,287,660 – 2,287,660 (2,287,660) –
MetLife, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Total $ 4,287,660 $ – $ 4,287,660 $ (4,287,660) $ –

International Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 73
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s
Statement of Operations.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers
International Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
CF Secured, LLC $ 1,037,193 $ – $ 1,037,193 $ (1,037,193) $ –
Pershing LLC 1,300,000 – 1,300,000 (1,300,000) –
Total $ 2,337,193 $ – $ 2,337,193 $ (2,337,193) $ –
Strategic Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
CF Secured, LLC 4,134,710 – 4,134,710 (4,134,710) –
Pershing LLC 10,000,000 – 10,000,000 (10,000,000) –
Total $ 19,134,710 $ – $ 19,134,710 $ (19,134,710) $ –
*
As of June 30, 2026, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

74 - Notes to Financial Statements - June 30, 2026 (Unaudited) - International Funds
provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(m) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(n) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the

International Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 75
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of June 30, 2026, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. Investment advisory fee and other related party transaction fees are paid monthly. During the six months ended June 30, 2026, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2027.
During the six months ended June 30, 2026, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
Emerging Markets FIAM LLC ("FIAM")
Worldwide FIAM
International Equity Lazard Asset Management, LLC
International Value Putnam Investment Management, LLC
Strategic Income Victory Capital Management Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
Emerging Markets Up to $500 million 0.95%
$500 million up to $2 billion 0.90%
$2 billion and more 0.85%
Worldwide Up to $1 billion 0.47%
$1 billion and more 0.42%
International Equity Up to $50 million 0.725%
$50 million and more 0.675%
International Value Up to $1 billion 0.73%
$1 billion and more 0.68%
Strategic Income Up to $200 million 0.575%
$200 million and upto to $500 million 0.550%
$500 million and more 0.525%
Fund
Advisory Fee
Waiver
(annual rate)
Emerging Markets 0.0873%
Fund Amount
Emerging Markets $ 243,443

76 - Notes to Financial Statements - June 30, 2026 (Unaudited) - International Funds
For the six months ended June 30, 2026, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by a Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until at least April 30, 2027.
1
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business), including the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until November 14, 2027.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Effective Advisory Fee
Rate Before Contractual*
Fee Waivers *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Emerging Markets 0.94% 0.86%
Worldwide 0.47 0.47
International Equity 0.68 0.68
International Value 0.73 0.73
Strategic Income 0.56 0.56
*
Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Emerging Markets All Classes 0.97%
Worldwide All Classes 0.55
International Equity All Classes 0.73
International Value All Classes 0.78
Strategic Income All Classes 0.78
Fund Classes
Amount
(annual rate)
Emerging Markets Class I 1.13%
Worldwide Class I 0.81%
Class II 1.06%
International Equity Class I 1.10%
International Value Class X 0.82%
Class Z 1.07%
Strategic Income Class I 0.89%

International Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 77
As of June 30, 2026, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Pursuant to the Expense Limitation Agreement, during the six months ended June 30, 2026, certain Funds reimbursed NFA in the following amounts:
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2026, NFM earned an aggregate of $405,194 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2026, the Funds' aggregate portion of such costs amounted to $4,301.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II, Class D and Class Z shares of each Fund
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II and Class D shares of the Fund and up to 0.01% of the average daily net assets of Class X and Class Z shares of each Fund.
Fund
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount
Fiscal Year 2025
Amount
Six Months Ended
June 30, 2026
Amount Total
Emerging Markets $ — $ — $ 123,186 $ 98,860 $ 222,046
Worldwide — — 63,204(a) 5,970 69,174
International Equity 52,138 144,317 102,380 21,050 319,885
International Value — — 73,032 38,496 111,528
Strategic Income — — — — —
(a) For the period from April 28, 2025 (commencement of operations) through December 31, 2025.
Fund Amount
Worldwide
$ 12,000
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

78 - Notes to Financial Statements - June 30, 2026 (Unaudited) - International Funds
For the six months ended June 30, 2026, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2026, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended June 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2026, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class I Class II Class D Class X Class Z
Emerging Markets 0.15% 0.15% 0.25 % N/A N/A
Worldwide 0.25 0.25 N/A N/A N/A
International Equity 0.15 0.15 N/A N/A N/A
International Value 0.15 N/A N/A 0.01% 0.01%
Strategic Income 0.15 N/A N/A N/A N/A
N/A — Not Applicable.
Fund Amount
Emerging Markets $ 253,591
Worldwide 342,226
International Equity 355,184
International Value 36,205
Strategic Income 354,292
Fund Purchases Sales
Emerging Markets $ 193,569,299 $ 262,252,804
Worldwide 210,667,474 192,585,064
International Equity 170,487,416 165,256,597
International Value 38,122,537 66,083,653
Strategic Income 621,133,762 573,049,489

International Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 79
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the six months ended June 30, 2026, the Funds recaptured the following amounts of brokerage commissions:
Fund Amount
Emerging Markets $ 62,208
Worldwide 3,555

80 - Notes to Financial Statements - June 30, 2026 (Unaudited) - International Funds
10. Mergers
At close of business on October 24, 2025, NVIT International Equity Fund (“Acquiring Fund”) acquired all of the net assets of NVIT
NS Partners International Focused Growth Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 10, 2025. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by
NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 13,348,704 shares of the Acquiring Fund, valued at $194,797,176, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $156,145,307 and identified cost of $153,348,147 at October 24, 2025, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $168,340,036.
The net assets of the Acquiring Fund immediately following the acquisition were $363,137,212. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class I and Class II shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
fst
The following pro forma information for the year ended December 31, 2025 is provided as though the reorganization had been completed on January 1, 2025, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $4,177,082;
Net gains (losses) on investments $46,176,288;
Net change in unrealized appreciation/depreciation $25,800,298; and
Net increase (decrease) in net assets resulting from operations $76,153,668.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 24, 2025.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
NVIT NS Partners International Focused Growth Fund $2,891,875
Class I 7,337,516 $58,544,488 $7.98
Class II 17,260,799 136,252,688 7.89
Acquiring Fund
NVIT International Equity Fund $39,950,383
Class I
6,128,863 $90,433,964 $14.76
Class II
5,363,860 77,906,072 14.52
After Reorganization
NVIT International Equity Fund $42,842,258
Class I
10,096,522 $148,978,452 $14.76
Class II
14,744,905 214,158,760 14.52

International Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 81
11. Federal Tax Information
As of June 30, 2026, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
12. Subsequent Events
The Trusts’ credit agreement has been renewed through June 30, 2027. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2026 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Emerging Markets $ 445,890,375 $ 177,778,291 $ (37,000,872) $ 140,777,419
Worldwide 253,410,512 64,095,539 (8,027,127) 56,068,412
International Equity 399,371,984 120,636,630 (20,308,357) 100,328,273
International Value 213,930,409 92,169,089 (8,407,896) 83,761,193
Strategic Income 540,157,177 8,318,513 (13,054,683) (4,736,170)

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-INT (8-26)

Semi-Annual Financial Statements
June 30, 2026 (Unaudited)
Nationwide Variable Insurance Trust
American Funds
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth Fund
NVIT American Funds Growth-Income Fund
IMPORTANT INFORMATION
If you wish to receive reports and other Fund documents via eDelivery, you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).
You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html

Nationwide Funds
®
Important Disclosure Information
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the Funds' investment adviser, believes to be reliable. Portfolio composition is as of the date of this report and is subject to change at any time without notice.
NFA, its affiliated advisers, and their employees may hold positions in the securities discussed in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt any investment strategy, retain any investment manager, or use any particular account type. Investors should discuss their specific circumstances with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. In addition, the NVIT Government Money Market Fund files a complete schedule of portfolio holdings each month on Form N-MFP. These filings are available on the Securities and Exchange Commission's website at http://www.sec.gov /.
Copies of the Funds' first- and third-quarter portfolio holdings and other Fund documents are also available free of charge at:
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html . You may also request this information free of charge by calling 1-800-848-0920.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt proxy voting policies and procedures and to provide a summary of those policies and procedures. Information about the Funds' proxy voting policies and procedures, as well as how the Funds voted for proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available free of charge:
- By calling 1-800-848-0920
- At https://www.nationwide.com/personal/investing/mutual-funds/proxy-voting/
- On the Securities and Exchange Commission's website at http://www.sec.gov/
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at
1-800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. The Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and is not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2026 Nationwide.

Statements of Investments 2
Statements of Assets and Liabilities 8
Statements of Operations 12
Statements of Changes in Net Assets 14
Financial Highlights 18
Notes to Financial Statements 23

2 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT American Funds Asset Allocation Fund
Investment Company 100 .1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 240,000,365 6,388,809,707
Total Investment Company
(cost $4,476,569,070) 6,388,809,707
Total Investments
(cost $4,476,569,070) — 100.1% 6,388,809,707
Liabilities in excess of other assets — (0.1)% (3,265,016)
NET ASSETS — 100.0%
$ 6,385,544,691
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

NVIT American Funds Bond Fund - June 30, 2026 (Unaudited) - Statement of Investments - 3
Investment Company 100 .1%
Shares Value ($)
Fixed Income Fund 100 .1%
American Funds The Bond
Fund of America, Class
1(a) 321,833,151 3,057,414,938
Total Investment Company
(cost $3,225,745,154)
3,057,414,938
Total Investments
(cost $3,225,745,154) — 100.1%
3,057,414,938
Liabilities in excess of other
assets — (0.1)% (1,578,708)
NET ASSETS — 100.0%
$ 3,055,836,230
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT American Funds Global Growth Fund
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 19,864,022 832,103,896
Total Investment Company
(cost $587,494,744) 832,103,896
Total Investments
(cost $587,494,744) — 100.1% 832,103,896
Liabilities in excess of other assets — (0.1)% (440,725)
NET ASSETS — 100.0%
$ 831,663,171
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

NVIT American Funds Growth Fund - June 30, 2026 (Unaudited) - Statement of Investments - 5
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 20,394,424 2,819,529,132
Total Investment Company
(cost $1,840,397,407) 2,819,529,132
Total Investments
(cost $1,840,397,407) — 100.1% 2,819,529,132
Liabilities in excess of other assets — (0.1)% (1,417,945)
NET ASSETS — 100.0%
$ 2,818,111,187
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - June 30, 2026 (Unaudited) - NVIT American Funds Growth-Income Fund
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 62,992,934 4,398,166,630
Total Investment Company
(cost $2,840,816,962) 4,398,166,630
Total Investments
(cost $2,840,816,962) — 100.1% 4,398,166,630
Liabilities in excess of other assets — (0.1)% (2,233,932)
NET ASSETS — 100.0%
$ 4,395,932,698
(a) Investment in master fund.
The accompanying notes are an integral part of these financial statements.

8 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Assets:
Investment in Master Fund (Note 1) $ 6,388,809,707
Cash 285
Interest and dividends receivable —
Receivable for investments sold 3,442,882
Receivable for capital shares issued 743,100
Prepaid expenses 25,141
Total Assets 6,393,021,115
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 4,105,671
Accrued expenses and other payables:
Fund administration fees 125,684
Master feeder service provider fee 515,599
Distribution fees 1,303,335
Administrative servicing fees 1,247,529
Accounting and transfer agent fees 10,308
Trustee fees 7,816
Custodian fees 26,281
Compliance program costs (Note 3) 6,615
Professional fees 47,795
Printing fees 79,678
Other 113
Total Liabilities 7,476,424
Net Assets $ 6,385,544,691
Cost of investment in Master Fund 4,476,569,070
Represented by:
Capital $ 3,124,128,194
Total distributable earnings (loss) 3,261,416,497
Net Assets $ 6,385,544,691

American Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 9
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,057,414,938 $ 832,103,896 $ 2,819,529,132 $ 4,398,166,630
149 5,043 112 185
— 10 — —
2,280,481 — — 1,436,305
20,401 266,312 891,379 84,789
12,830 3,121 11,457 17,281
3,059,728,799 832,378,382 2,820,432,080 4,399,705,190
— 239,996 767,299 —
2,260,380 16,973 91,330 1,467,495
66,469 25,342 60,642 89,566
249,637 65,848 224,768 353,926
631,033 166,450 568,170 894,656
574,092 160,018 546,789 847,777
5,155 900 3,107 6,551
5,099 229 1,449 4,364
13,216 2,400 8,379 17,241
3,359 763 2,667 4,448
31,609 17,019 24,603 35,651
51,707 19,202 21,601 50,768
813 71 89 49
3,892,569 715,211 2,320,893 3,772,492
$ 3,055,836,230 $ 831,663,171 $ 2,818,111,187 $ 4,395,932,698
3,225,745,154 587,494,744 1,840,397,407 2,840,816,962
$ 3,429,444,963 $ 420,305,588 $ 1,521,720,021 $ 1,733,767,464
(373,608,733) 411,357,583 1,296,391,166 2,662,165,234
$ 3,055,836,230 $ 831,663,171 $ 2,818,111,187 $ 4,395,932,698

10 - Statements of Assets and Liabilities - June 30, 2026 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Net Assets:
Class I Shares $ —
Class II Shares 6,385,544,691
Total $ 6,385,544,691
Shares Outstanding (unlimited number of shares authorized):
Class I Shares —
Class II Shares 190,896,611
Total 190,896,611
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ —
Class II Shares $ 33 .45

American Funds - June 30, 2026 (Unaudited) - Statements of Assets and Liabilities - 11
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ — $ 15,620 $ — $ —
3,055,836,230 831,647,551 2,818,111,187 4,395,932,698
$ 3,055,836,230 $ 831,663,171 $ 2,818,111,187 $ 4,395,932,698
— 290 — —
259,610,673 15,445,977 16,416,727 49,341,713
259,610,673 15,446,267 16,416,727 49,341,713
$ — $ 53 .86 $ — $ —
$ 11 .77 $ 53 .84 $ 171 .66 $ 89 .09

12 - Statements of Operations - For the Six Months Ended June 30, 2026 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund $ 26,352,268
Interest income 286
Total Income 26,352,554
EXPENSES:
Fund administration fees 696,078
Master feeder service provider fees 7,840,502
Distribution fees Class II Shares 7,840,502
Administrative servicing fees Class I Shares —
Administrative servicing fees Class II Shares 7,840,502
Professional fees 100,433
Printing fees 39,737
Trustee fees 100,441
Custodian fees 37,561
Accounting and transfer agent fees 17,030
Compliance program costs (Note 3) 13,033
Other 52,141
Total expenses before fees waived 24,577,960
Master feeder service provider fees waived (Note 3) (4,911,403)
Net Expenses 19,666,557
NET INVESTMENT INCOME/(LOSS) 6,685,997
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund 660,152,542
Net realized gains (losses) from:
Transactions in Master Fund 80,271,814
Net realized gains (losses) 740,424,356
Net change in unrealized appreciation/depreciation in the value of:
Master Fund (262,115,342)
Net change in unrealized appreciation/depreciation (262,115,342)
Net realized/unrealized gains (losses) 478,309,014
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 484,995,011
(a) For the period from April 30, 2026 (commencement of operations) through June 30, 2026.

American Funds - For the Six Months Ended June 30, 2026 (Unaudited) - Statements of Operations - 13
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 23,334,453 $ 4,629,338 $ 2,682,407 $ 16,443,254
149 53 112 186
23,334,602 4,629,391 2,682,519 16,443,440
361,624 100,350 297,100 470,563
3,950,599 914,605 3,202,548 5,219,322
3,950,599 914,602 3,202,548 5,219,322
— 3 (a) — —
3,950,599 914,602 3,202,548 5,219,322
55,005 19,076 45,538 68,452
22,825 5,825 14,421 26,805
51,062 11,362 39,816 66,281
19,355 3,821 13,607 24,522
8,881 1,896 6,629 11,140
6,619 1,477 5,203 8,594
26,370 7,250 26,279 38,047
12,403,538 2,894,869 10,056,237 16,372,370
(2,476,449) (569,679) (1,986,184) (3,260,391)
9,927,089 2,325,190 8,070,053 13,111,979
13,407,513 2,304,201 (5,387,534) 3,331,461
— 91,698,855 233,561,441 297,076,759
(38,801,430) 291,446 (742,993) 23,894,776
(38,801,430) 91,990,301 232,818,448 320,971,535
33,063,511 55,709,237 (48,570,425) 103,193,977
33,063,511 55,709,237 (48,570,425) 103,193,977
(5,737,919) 147,699,538 184,248,023 424,165,512
$ 7,669,594 $ 150,003,739 $ 178,860,489 $ 427,496,973

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - American Funds
NVIT American Funds Asset Allocation Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income $ 6,685,997 $ 98,523,883
Net realized gains (losses) 740,424,356 517,049,833
Net change in unrealized appreciation/depreciation (262,115,342) 294,523,533
Change in net assets resulting from operations 484,995,011 910,097,249
Distributions to Shareholders From:
Distributable earnings:
Class II — (356,746,141)
Change in net assets from shareholder distributions — (356,746,141)
Change in net assets from capital transactions (487,470,748) (524,761,331)
Change in net assets (2,475,737) 28,589,777
Net Assets:
Beginning of period 6,388,020,428 6,359,430,651
End of period $ 6,385,544,691 $ 6,388,020,428
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 12,200,660 60,172,742
Dividends reinvested — 356,746,141
Cost of shares redeemed (499,671,408) (941,680,214)
Total Class II Shares (487,470,748) (524,761,331)
Change in net assets from capital transactions $ (487,470,748) $ (524,761,331)
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 380,555 2,068,995
Reinvested — 11,943,292
Redeemed (15,652,225) (31,627,941)
Total Class II Shares (15,271,670) (17,615,654)
Total change in shares (15,271,670) (17,615,654)
(a) For the period from April 30, 2026 (commencement of operations) through June 30, 2026.

American Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 15
NVIT American Funds Bond Fund NVIT American Funds Global Growth Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 13,407,513 $ 122,518,827 $ 2,304,201 $ 6,299,916
(38,801,430) (105,566,944) 91,990,301 76,690,596
33,063,511 197,541,805 55,709,237 40,065,080
7,669,594 214,493,688 150,003,739 123,055,592
— — — (18,201,755)
— — — (18,201,755)
(215,638,275) (267,056,163) (6,760,693) (389,708)
(207,968,681) (52,562,475) 143,243,046 104,464,129
3,263,804,911 3,316,367,386 688,420,125 583,955,996
$ 3,055,836,230 $ 3,263,804,911 $ 831,663,171 $ 688,420,125
$ — $ — $ 15,112 (a) $ —
— — — (a) —
— — (28) (a) —
— — 15,084 (a) —
49,748,323 388,263,495 24,860,243 32,885,816
— — — 18,201,755
(265,386,598) (655,319,658) (31,636,020) (51,477,279)
(215,638,275) (267,056,163) (6,775,777) (389,708)
$ (215,638,275) $ (267,056,163) $ (6,760,693) $ (389,708)
— — 291 (a) —
— — — (a) —
— — (1) (a) —
— — 290 (a) —
4,236,963 34,256,950 522,321 821,003
— — — 435,136
(22,560,330) (57,737,000) (666,543) (1,251,749)
(18,323,367) (23,480,050) (144,222) 4,390
(18,323,367) (23,480,050) (143,932) 4,390

The accompanying notes are an integral part of these financial statements.
16 - Statements of Changes in Net Assets - June 30, 2026 (Unaudited) - American Funds
NVIT American Funds Growth Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
OPERATIONS:
Net investment income/(loss) $ (5,387,534) $ (8,750,142)
Net realized gains 232,818,448 175,012,229
Net change in unrealized appreciation/depreciation (48,570,425) 247,156,204
Change in net assets resulting from operations 178,860,489 413,418,291
Distributions to Shareholders From:
Distributable earnings:
Class II — (36,310,640)
Change in net assets from shareholder distributions — (36,310,640)
Change in net assets from capital transactions 124,536,219 46,773,921
Change in net assets 303,396,708 423,881,572
Net Assets:
Beginning of period 2,514,714,479 2,090,832,907
End of period $ 2,818,111,187 $ 2,514,714,479
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 176,933,682 $ 245,514,953
Dividends reinvested — 36,310,640
Cost of shares redeemed (52,397,463) (235,051,672)
Total Class II Shares 124,536,219 46,773,921
Change in net assets from capital transactions $ 124,536,219 $ 46,773,921
SHARE TRANSACTIONS:
Class II Shares
Issued 1,125,987 1,667,427
Reinvested — 232,136
Redeemed (321,735) (1,600,612)
Total Class II Shares 804,252 298,951
Total change in shares 804,252 298,951

American Funds - June 30, 2026 (Unaudited) - Statements of Changes in Net Assets - 17
NVIT American Funds Growth-Income Fund
Six Months Ended
June 30, 2026
(Unaudited)
Year Ended
December 31, 2025
$ 3,331,461 $ 20,070,848
320,971,535 777,916,027
103,193,977 (107,382,627)
427,496,973 690,604,248
— (302,664,513)
— (302,664,513)
(209,426,726) (317,253,387)
218,070,247 70,686,348
4,177,862,451 4,107,176,103
$ 4,395,932,698 $ 4,177,862,451
$ 13,098,090 $ 132,808,039
— 302,664,513
(222,524,816) (752,725,939)
(209,426,726) (317,253,387)
$ (209,426,726) $ (317,253,387)
158,410 1,941,387
— 3,917,987
(2,671,731) (9,648,323)
(2,513,321) (3,788,949)
(2,513,321) (3,788,949)

18 - Financial Highlights - June 30, 2026 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2026 (Unaudited) $ 30.98 $ 0.03 $ 2.44 $ 2.47 $ — $ — $ — $ 33.45 7.97% $ 6,385,545 0.63% 0.21% 0.78% 8.00%
12/31/2025 28.42 0.46 3.85 4.31 — (1.75) (1.75) 30.98 15.41% 6,388,020 0.63% 1.56% 0.78% 9.54%
12/31/2024 25.42 0.46 3.56 4.02 — (1.02) (1.02) 28.42 16.00% 6,359,431 0.63% 1.68% 0.78% 6.81%
12/31/2023 24.92 0.45 2.80 3.25 — (2.75) (2.75) 25.42 13.84% 6,352,770 0.63% 1.77% 0.78% 6.52%
12/31/2022 30.10 0.39 (4.54) (4.15) — (1.03) (1.03) 24.92 (13.74)% 6,255,557 0.64% 1.47% 0.79% 9.34%
12/31/2021 26.69 0.33 3.59 3.92 (0.33) (0.18) (0.51) 30.10 14.71% 7,871,634 0.63% 1.13% 0.79% 6.99%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2026 (Unaudited) - Financial Highlights - 19
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2026 (Unaudited) $ 11.74 $ 0.05 $ (0.02) $ 0.03 $ — $ — $ — $ 11.77 0.26% $ 3,055,836 0.63% 0.85% 0.78% 2.20%
12/31/2025 11.00 0.42 0.32 0.74 — — — 11.74 6.73% 3,263,805 0.63% 3.73% 0.78% 16.01%
12/31/2024 10.91 0.40 (0.31) 0.09 — — — 11.00 0.82% 3,316,367 0.63% 3.63% 0.78% 13.68%
12/31/2023 10.44 0.32 0.15 0.47 — — — 10.91 4.50% 3,371,033 0.63% 3.04% 0.79% 9.58%
12/31/2022 12.23 0.27 (1.83) (1.56) — (0.23) (0.23) 10.44 (12.80)% 3,190,402 0.64% 2.42% 0.79% 7.85%
12/31/2021 12.63 0.13 (0.22) (0.09) (0.24) (0.07) (0.31) 12.23 (0.72)% 3,984,320 0.63% 1.02% 0.79% 5.44%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

20 - Financial Highlights - June 30, 2026 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Global Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
6/30/2026(h)
(Unaudited) $ 48.30 $ 0.22 $ 5.34 $ 5.56 $ — $ — $ — $ 53.86 11.51% $ 16 0.37% 2.49% 0.51% 3.83%
Class II Shares
6/30/2026 (Unaudited) 44.16 0.15 9.53 9.68 — — — 53.84 21.92% 831,648 0.63% 0.63% 0.79% 3.83%
12/31/2025 37.47 0.40 7.48 7.88 — (1.19) (1.19) 44.16 21.21% 688,420 0.64% 1.00% 0.79% 7.74%
12/31/2024 35.13 0.44 4.14 4.58 — (2.24) (2.24) 37.47 13.23% 583,956 0.64% 1.16% 0.79% 7.72%
12/31/2023 31.94 0.17 6.61 6.78 — (3.59) (3.59) 35.13 22.14% 526,964 0.64% 0.50% 0.79% 10.06%
12/31/2022 45.52 0.10 (11.56) (11.46) — (2.12) (2.12) 31.94 (25.05)% 461,929 0.65% 0.28% 0.80% 8.48%
12/31/2021 40.25 (0.02) 6.49 6.47 — (1.20) (1.20) 45.52 16.00% 628,455 0.64% (0.05)% 0.79% 5.47%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from April 30, 2026 (commencement of operations) through June 30, 2026. Total return is calculated based on inception date of April 30, 2026 through
June 30, 2026.

American Funds - June 30, 2026 (Unaudited) - Financial Highlights - 21
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2026 (Unaudited) $ 161.07 $ (0.34) $ 10.93 $ 10.59 $ — $ — $ — $ 171.66 6.58% $ 2,818,111 0.63% (0.42)% 0.78% 1.67%
12/31/2025 136.54 (0.57) 27.50 26.93 — (2.40) (2.40) 161.07 19.78% 2,514,714 0.63% (0.39)% 0.79% 9.70%
12/31/2024 108.22 (0.06) 33.07 33.01 — (4.69) (4.69) 136.54 31.15% 2,090,833 0.63% (0.05)% 0.79% 6.71%
12/31/2023 88.05 (0.03) 32.27 32.24 — (12.07) (12.07) 108.22 37.95% 1,594,007 0.64% (0.03)% 0.79% 9.21%
12/31/2022 144.51 (0.04) (42.74) (42.78) — (13.68) (13.68) 88.05 (30.22)% 1,169,864 0.64% (0.04)% 0.79% 7.47%
12/31/2021 120.82 (0.18) 26.12 25.94 — (2.25) (2.25) 144.51 21.53% 1,623,551 0.63% (0.13)% 0.79% 4.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

22 - Financial Highlights - June 30, 2026 (Unaudited) - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
6/30/2026 (Unaudited) $ 80.57 $ 0.07 $ 8.45 $ 8.52 $ — $ — $ — $ 89.09 10.57% $ 4,395,933 0.63% 0.16% 0.78% 5.42%
12/31/2025 73.81 0.38 12.38 12.76 — (6.00) (6.00) 80.57 17.64% 4,177,862 0.63% 0.49% 0.78% 18.60%
12/31/2024 62.88 0.47 14.21 14.68 — (3.75) (3.75) 73.81 23.76% 4,107,176 0.63% 0.66% 0.78% 6.00%
12/31/2023 54.99 0.55 13.04 13.59 — (5.70) (5.70) 62.88 25.68% 3,942,077 0.63% 0.93% 0.78% 6.96%
12/31/2022 67.84 0.52 (11.95) (11.43) — (1.42) (1.42) 54.99 (16.82)% 3,656,955 0.64% 0.90% 0.79% 7.84%
12/31/2021 56.43 0.45 12.82 13.27 (0.68) (1.18) (1.86) 67.84 23.65% 4,518,602 0.63% 0.72% 0.79% 4.16%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 23
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of June 30, 2026, the Trust operates sixty-nine (69) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT American Funds Asset Allocation Fund ("American Funds Asset Allocation")
NVIT American Funds Bond Fund ("American Funds Bond")
NVIT American Funds Global Growth Fund ("American Funds Global Growth")
NVIT American Funds Growth Fund ("American Funds Growth")
NVIT American Funds Growth-Income Fund ("American Funds Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “feeder fund,” which means that each Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, each Fund invests all of its assets in Class 1 shares of another mutual fund, a series of the American Funds Insurance Series
®
, (each, a “Master Fund”; collectively, the “Master Funds”) which invests directly in individual securities, as listed below. Each Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the
Master Funds, including the Statement of Investments, should be read in conjunction with each Fund’s financial statements. For accounting and financial reporting purposes, the Funds are treated as a fund-of-funds. The percentage of each Master Fund’s portfolio owned by each Fund as of June 30, 2026 was as follows:
The Funds, as applicable, currently offer Class I and Class II shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Master Fund is a diversified fund, as defined in the 1940 Act.
Class I of American Funds Global Growth commenced operations on April 30, 2026.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
Fund Master Fund
% of Master
Fund
American Funds Asset Allocation American Funds Asset Allocation Fund 22.54%
American Funds Bond American Funds The Bond Fund of America 27.29%
American Funds Global Growth American Funds Global Growth Fund 7.77%
American Funds Growth American Funds Growth Fund 4.92%
American Funds Growth-Income American Funds Growth-Income Fund 9.57%

24 - Notes to Financial Statements - June 30, 2026 (Unaudited) - American Funds
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of each Master Fund in which each Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. Each
Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time)
on each day the exchange is open for trading. Please refer to Note 3 of the Master Funds' Semi-Annual Report, which is included along with this report, for the Master Funds' security valuation policies.
As of June 30, 2026, 100% of the market value of each Fund was determined based on Level 1 inputs.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of June 30, 2026, the Funds did not have overdrawn balances.
(c) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statements of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statements of Operations. Income from non-cash dividends, if any, is recorded at the fair value of the securities and is recorded as such on a Fund’s Statement of Operations.
(d) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not

American Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 25
require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
(e) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(f) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
(g) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of each Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC
(“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-
investment advisory master-feeder operational support services to the Funds. Under the terms of the Trust’s Master-Feeder
Services Agreement with NFM on behalf of the Funds, each Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. Master feeder service provider fees and other related party transaction fees are paid monthly. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees NFM receives for providing the Funds with non-investment advisory master-feeder operational support services according to the following schedule.
NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing
Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
All Funds Up to $2.5 billion 0.1425%
$2.5 billion and up to $5 billion 0.1450%
$5 billion and up to $10 billion 0.1525%
$10 billion and up to $15 billion 0.1575%
$15 billion and up to $25 billion 0.1725%
$25 billion and more 0.1900%

26 - Notes to Financial Statements - June 30, 2026 (Unaudited) - American Funds
combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the six months ended June 30, 2026, NFM earned an aggregate of $1,925,715 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended June 30, 2026, the Funds' aggregate portion of such costs amounted to $34,926.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each Fund.
For the six months ended June 30, 2026, the effective rates for administrative services fees were as follows:
For the six months ended June 30, 2026, each Fund’s total administrative services fees were as follows:
As described in Note 1, each Fund invests all its assets in Class 1 shares of a Master Fund. Therefore, the shares and market value of each Fund’s investment in the respective Master Fund, as well as any dividend /income, capital gain distributions received, net realized gains/losses, and purchases/sales of investment in each Master Fund, are considered affiliated investments.
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class I Class II
American Funds Asset Allocation N/A 0.25%
American Funds Bond N/A 0.25
American Funds Global Growth 0.25% 0.25
American Funds Growth N/A 0.25
American Funds Growth-Income N/A 0.25
Fund Amount
American Funds Asset Allocation $ 7,840,502
American Funds Bond 3,950,599
American Funds Global Growth 914,605
American Funds Growth 3,202,548
American Funds Growth-Income 5,219,322

American Funds - June 30, 2026 (Unaudited) - Notes to Financial Statements - 27
payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date.
Borrowings under this arrangement accrued interest at the Federal Funds Rate plus the applicable margin. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such
Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 1, 2026. During the six months ended June 30, 2026, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the six months ended June 30, 2026, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the six months ended June 30, 2026, purchases and sales of securities (excluding short-term securities) were as follows:
6. Risks Associated with Investment in Master Fund
Each Fund concentrates its investment primarily in a single underlying fund. Therefore, each Fund has the same principal risks as the Master Fund in which it invests. Please refer to Note 4 of the Master Fund Semi-Annual Report, which is included along with this report, for each Master Fund’s principal risks of investments. The relative concentration in a Master Fund also may affect the direct performance of a Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
9. Investments in Master Funds
A Master Fund does not charge a Fund any sales charge for buying or selling shares. However, a Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Fund Purchases
*
Sales
American Funds Asset Allocation $ 686,504,810 $ 507,444,879
American Funds Bond 70,176,869 272,649,178
American Funds Global Growth 115,707,154 28,429,196
American Funds Growth 396,247,129 43,504,012
American Funds Growth-Income 320,041,529 229,156,729
* Purchases include reinvestments of income and realized gain distributions, as applicable.

28 - Notes to Financial Statements - June 30, 2026 (Unaudited) - American Funds
10. Federal Tax Information
As of June 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
11. Subsequent Events
The Trusts’ credit agreement has been renewed through June 30, 2027. The renewed credit agreement provides for a similar arrangement that was effective during the six months ended June 30, 2026 (discussed above under “Line of Credit and Interfund
Lending”).
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
American Funds Asset Allocation $ 4,487,440,513 $ 1,901,369,194 $ – $ 1,901,369,194
American Funds Bond 3,393,606,597 – (336,191,659) (336,191,659)
American Funds Global Growth 599,224,337 232,879,559 – 232,879,559
American Funds Growth 1,920,987,633 898,541,499 – 898,541,499
American Funds Growth-Income 2,859,209,997 1,538,956,633 – 1,538,956,633

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NSAR-AMF (8-26)

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Global Growth Fund Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$23	0.42%*

*	Annualized.

Key fund statistics
Fund net assets (in millions)	$10,706
Total number of portfolio holdings	171
Portfolio turnover rate	32%

Portfolio holdings by sector (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-077-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth Fund Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$17	0.34%*

*	Annualized.

Key fund statistics
Fund net assets (in millions)	$57,225
Total number of portfolio holdings	238
Portfolio turnover rate	19%

Portfolio holdings by sector (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-027-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth-Income Fund Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$15	0.28%*

*	Annualized.

Key fund statistics
Fund net assets (in millions)	$45,944
Total number of portfolio holdings	127
Portfolio turnover rate	24%

Portfolio holdings by sector (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-026-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Asset Allocation Fund Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$15	0.30%*

*	Annualized.

Key fund statistics
Fund net assets (in millions)	$28,335
Total number of portfolio holdings	2,165
Portfolio turnover rate including mortgage dollar roll transactions	51%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Portfolio holdings by asset type (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-070-0826 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – The Bond Fund of America Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.23%*

*	Annualized.

Key fund statistics
Fund net assets (in millions)	$11,198
Total number of portfolio holdings	2,015
Portfolio turnover rate including mortgage dollar roll transactions	155%
Portfolio turnover rate excluding mortgage dollar roll transactions	112%

Portfolio holdings by asset type (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	33.12%
U.S. Treasury bonds & notes	28.70
Mortgage-backed obligations	27.80
Asset-backed obligations	3.78
Bonds & notes of governments & government agencies outside the U.S.	1.70
Municipals	1.41
Loans	0.08
Equities:
Common stocks	0.00*
TBA sale commitments:
Mortgage-backed obligations	(1.73)
Short term securities & other assets less liabilities	5.14†%
Total	100.00%

*	Less than 0.01%.
†	Includes derivatives.

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-078-0826 © 2026 Capital Group. All rights reserved.

CAPITAL GROUP® | AMERICAN FUNDS®

# American Funds Insurance Series®

Financial Statements and Other Information
N-CSR Items 7-11

for the six months ended June 30, 2026

Lit. No. INGEFP2-998-0826 © 2026 Capital Group. All rights reserved.

Global Growth Fund

Investment portfolio June 30, 2026	unaudited

Common stocks 98.01%	Shares	Value (000)
Information technology 40.68%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,597,200	$736,956
Micron Technology, Inc.	536,549	619,333
SK hynix, Inc.	338,900	597,927
Broadcom, Inc.	908,061	343,020
Western Digital Corp.	507,603	324,216
ASML Holding NV	80,916	160,476
ASML Holding NV (ADR)	61,703	122,754
Samsung Electronics Co., Ltd.	1,133,760	247,859
Microsoft Corp.	390,702	145,740
Intel Corp. (a)	902,119	125,963
NVIDIA Corp.	617,918	123,639
AppLovin Corp., Class A (a)	217,473	112,049
Corning, Inc.	427,692	109,245
KLA Corp.	226,000	68,186
Cloudflare, Inc., Class A (a)	275,652	67,612
Apple, Inc.	233,537	67,576
Seagate Technology Holdings PLC	67,878	65,502
Ciena Corp. (a)	130,589	64,062
Shopify, Inc., Class A, subordinate voting shares (a)	278,761	31,829
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	214,108	24,496
Dassault Systemes SE	2,183,729	44,477
EPAM Systems, Inc. (a)	487,827	38,709
Hewlett Packard Enterprise Co.	846,904	38,204
Ubiquiti, Inc.	51,991	27,765
Capgemini SE	176,911	17,793
Advanced Micro Devices, Inc. (a)	30,546	17,745
Delta Electronics, Inc.	198,000	12,255
		4,355,388

Industrials 15.53%
Siemens AG	339,350	109,043
ATI, Inc. (a)	476,446	93,908
Boeing Co. (The) (a)	422,785	91,520
GE Vernova, Inc.	74,566	87,605
Comfort Systems USA, Inc.	40,449	80,168
Ryanair Holdings PLC (ADR)	1,180,370	76,429
General Electric Co.	198,717	74,266
Safran SA	165,069	65,262
Carpenter Technology Corp.	104,276	64,322
Techtronic Industries Co., Ltd.	3,617,500	60,393
Rocket Lab Corp. (a)	565,667	57,500
Airbus SE, non-registered shares	247,505	55,089
FTAI Aviation, Ltd.	200,740	54,306
Saab AB, Class B	1,018,474	52,835
Bombardier, Inc., Class B (a)	217,849	50,158
Bloom Energy Corp., Class A (a)	157,491	47,673
Hanwha Aerospace Co., Ltd.	69,749	44,927
Core & Main, Inc., Class A (a)	916,776	44,234
GT Capital Holdings, Inc.	5,411,899	42,884
RS Group PLC	5,414,909	41,777
ASSA ABLOY AB, Class B	1,034,590	36,546
Toro Co. (The)	373,724	36,408
DSV A/S	153,094	36,342
TransDigm Group, Inc.	26,946	35,893
PACCAR, Inc.	286,995	34,474
Leonardo SpA	558,655	29,958
Caterpillar, Inc.	28,043	29,863
Deere & Co.	39,278	24,915
Mitsubishi Electric Corp.	640,000	23,470
Alliance Global Group, Inc.	156,400,700	20,400

1	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Mitsui & Co., Ltd.	676,500	$18,841
Copart, Inc. (a)	629,962	17,759
Crane Co.	54,220	12,095
Daikin Industries, Ltd.	76,900	11,681
		1,662,944

Financials 10.94%
3i Group PLC	3,977,134	131,261
Citigroup, Inc.	834,955	116,860
Aon PLC, Class A	331,084	109,817
Societe Generale	743,809	65,862
Adyen NV (a)	64,009	59,778
Banco Bilbao Vizcaya Argentaria SA	2,350,067	58,954
Prudential PLC	4,310,838	57,406
Fiserv, Inc. (a)	1,031,889	50,614
Ameriprise Financial, Inc.	104,697	48,031
Allianz SE	89,408	42,312
MS&AD Insurance Group Holdings, Inc.	1,579,600	41,255
Visa, Inc., Class A	118,186	40,549
Kinsale Capital Group, Inc.	122,877	40,526
Aviva PLC	4,545,916	39,223
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,192,557	35,725
UniCredit SpA	338,294	30,266
HSBC Holdings PLC (GBP denominated)	1,163,368	22,099
Apollo Asset Management, Inc.	173,851	20,568
Brookfield Corp., Class A	467,490	19,910
CaixaBank SA, non-registered shares	1,357,890	19,273
VZ Holding AG	100,688	18,872
Arthur J. Gallagher & Co.	74,138	17,020
KB Financial Group, Inc.	138,539	14,247
Shinhan Financial Group Co., Ltd.	224,722	13,924
CME Group, Inc., Class A	58,444	12,906
Standard Chartered PLC (GBP denominated)	460,153	12,472
Eurobank SA	2,512,864	12,008
HDFC Bank, Ltd.	1,328,758	11,240
CVC Capital Partners PLC	542,527	7,884
		1,170,862

Consumer discretionary 8.25%
Starbucks Corp.	1,415,740	144,674
Prosus NV, Class N	1,846,586	80,261
Inchcape PLC	6,234,573	63,781
Amazon.com, Inc. (a)	267,557	63,770
LKQ Corp.	2,005,096	52,794
Restaurant Brands International, Inc. (CAD denominated)	718,077	52,084
Renault SA	1,688,781	48,447
General Motors Co.	519,771	40,064
MGM China Holdings, Ltd.	28,793,200	37,339
LVMH Moet Hennessy-Louis Vuitton SE	64,729	35,845
Industria de Diseno Textil SA	501,952	31,635
Trip.com Group, Ltd. (ADR) (a)	788,983	31,433
Entain PLC	4,066,641	30,189
Toll Brothers, Inc.	167,692	27,627
Booking Holdings, Inc.	150,625	26,847
Hermes International	12,384	22,661
Chipotle Mexican Grill, Inc. (a)	663,804	22,569
Compagnie Financiere Richemont SA, Class A	73,617	17,082
Ryohin Keikaku Co., Ltd.	721,500	15,763
American Funds Insurance Series	2

Global Growth Fund (continued)

		Value
Common stocks (continued)	Shares	(000)
Consumer discretionary (continued)
Wynn Macau, Ltd.	21,430,000	$13,822
O’Reilly Automotive, Inc. (a)	134,120	12,351
MercadoLibre, Inc. (a)	6,858	11,641
		882,679

Health care 8.16%
Vertex Pharmaceuticals, Inc. (a)	250,579	124,470
UnitedHealth Group, Inc.	260,134	108,120
Eli Lilly and Co.	81,047	97,210
Argenx SE (ADR) (a)	76,588	71,056
Regeneron Pharmaceuticals, Inc.	83,600	52,128
Thermo Fisher Scientific, Inc.	103,186	51,733
Novo Nordisk AS, Class B	871,431	41,807
Centene Corp. (a)	589,208	37,821
Cigna Group (The)	132,736	36,593
AstraZeneca PLC (GBP denominated)	194,247	36,340
Pfizer, Inc.	1,418,993	34,169
Sanofi	378,504	32,344
Ionis Pharmaceuticals, Inc. (a)	388,000	30,765
Bayer AG	537,074	29,692
BeOne Medicines, Ltd. (ADR) (a)	101,482	28,919
EssilorLuxottica SA	147,809	27,731
bioMerieux SA	226,573	17,792
Alnylam Pharmaceuticals, Inc. (a)	50,179	15,105
		873,795

Communication services 5.96%
Alphabet, Inc., Class A	928,534	331,830
Meta Platforms, Inc., Class A	207,460	116,860
Publicis Groupe SA	947,647	93,664
Bharti Airtel, Ltd.	2,029,589	39,775
Space Exploration Technologies Corp., Class A (a)(b)	209,100	35,727
Tencent Holdings, Ltd.	213,900	11,788
Netflix, Inc. (a)	124,540	8,892
		638,536

Materials 2.86%
Lynas Rare Earths, Ltd. (a)	6,227,600	78,034
Vale SA, ordinary nominative shares	2,622,149	39,559
Linde PLC	63,907	33,164
Amcor PLC (CDI)	713,400	30,858
Sherwin-Williams Co.	81,338	28,006
Resonac Holdings Co., Ltd.	193,300	21,554
First Quantum Minerals, Ltd. (a)	648,097	17,703
Syensqo SA	238,713	17,628
Agnico Eagle Mines, Ltd. (CAD denominated)	103,645	16,104
LyondellBasell Industries NV	250,227	13,174
Glencore PLC	1,475,257	10,062
		305,846

Consumer staples 2.74%
Nestle SA	783,948	80,507
Costco Wholesale Corp.	44,829	41,936
Carrefour SA, non-registered shares	2,201,230	40,890
Coca-Cola HBC AG (CDI)	519,634	33,919
Pernod Ricard SA	384,768	28,096
Philip Morris International, Inc.	121,081	21,905
3	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Ajinomoto Co., Inc.	451,200	$16,413
General Mills, Inc.	456,426	15,883
Monster Beverage Corp. (a)	140,587	13,513
		293,062

Real estate 1.15%
Simon Property Group, Inc. REIT	168,674	37,724
Mirvac Group REIT	27,613,163	32,970
Goodman Logistics (HK), Ltd. REIT	1,236,037	26,795
Dexus REIT	6,948,146	26,037
		123,526

Energy 1.14%
TotalEnergies SE (EUR denominated)	585,477	45,480
Canadian Natural Resources, Ltd. (CAD denominated)	1,066,948	42,219
Tourmaline Oil Corp.	612,792	25,622
NAC Kazatomprom JSC (GDR)	124,090	8,535
		121,856

Utilities 0.60%
Veolia Environnement SA	429,985	17,909
SSE PLC	533,888	17,255
Redeia Corporacion, SA	889,210	15,131
FirstEnergy Corp.	286,296	13,610
		63,905
Total common stocks (cost: $6,283,983,000)		10,492,399

Short-term securities 2.07%
Money market investments 2.07%
Capital Group Central Cash Fund 3.70% (c)(d)	2,222,490	222,227
Total short-term securities (cost: $222,232,000)		222,227
Total investment securities 100.08% (cost: $6,506,215,000)		10,714,626
Other assets less liabilities (0.08)%		(8,757)
Net assets 100.00%		$10,705,869

Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.07%
Money market investments 2.07%
Capital Group Central Cash Fund 3.70% (c)	$288,884	$1,102,143	$1,168,724	$(33)	$(43)	$222,227	$4,426

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series	4

Global Growth Fund (continued)

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

5	American Funds Insurance Series

SMALLCAP World Fund

(formerly Global Small Capitalization Fund)

Investment portfolio June 30, 2026	unaudited

Common stocks 97.34%	Shares	Value (000)
Industrials 29.48%
Diploma PLC	282,657	$26,748
Comfort Systems USA, Inc.	11,907	23,599
ATI, Inc. (a)	115,018	22,670
Crane Co.	84,382	18,823
Bombardier, Inc., Class B (a)	74,818	17,226
Modine Manufacturing Co. (a)	57,036	15,230
SPX Technologies, Inc. (a)	61,850	15,164
International Container Terminal Services, Inc.	922,820	13,473
Bloom Energy Corp., Class A (a)	44,113	13,353
Enpro, Inc.	33,887	12,773
FTAI Aviation, Ltd.	40,475	10,950
Arxis, Inc., Class A (a)	221,226	10,207
IMI PLC	257,456	10,129
BELIMO Holding AG	8,830	9,956
VSE Corp.	42,648	9,745
Everus Construction Group, Inc. (a)	56,908	9,444
Saia, Inc. (a)	21,037	8,860
Federal Signal Corp.	64,231	8,253
NICHIAS Corp.	331,600	8,144
Oshkosh Corp.	52,790	8,102
Casella Waste Systems, Inc., Class A (a)	83,185	8,066
Moog, Inc., Class A	18,907	8,014
AZZ, Inc.	50,977	7,904
Arcosa, Inc.	51,592	7,496
CSW Industrials, Inc.	25,436	7,079
Applied Industrial Technologies, Inc.	20,597	6,965
Watts Water Technologies, Inc., Class A	17,618	6,897
Acter Group Corp., Ltd.	167,000	6,809
Carel Industries SpA	186,944	6,783
SPIE SA	116,479	6,718
NKT AS (a)	43,533	6,519
Sterling Infrastructure, Inc. (a)	7,726	6,485
Howden Joinery Group PLC	579,374	6,440
Alliance Laundry Holdings, Inc. (a)	241,625	6,408
ESCO Technologies, Inc.	17,916	6,271
UL Solutions, Inc., Class A	59,217	6,032
Kadant, Inc.	19,124	6,009
XPO, Inc. (a)	29,165	5,987
MDA Space, Ltd. (CAD denominated) (a)	129,076	5,333
MDA Space, Ltd. (a)	10,628	439
BayCurrent, Inc.	149,500	5,570
Core & Main, Inc., Class A (a)	114,127	5,507
SWCC Corp.	65,000	5,502
Standex International Corp.	15,206	5,439
Addtech AB, Class B	152,096	5,361
First Advantage Corp. (a)	291,644	5,264
Babcock International Group PLC	416,403	5,259
Simpson Manufacturing Co., Inc.	25,031	5,240
Perini Corp.	61,369	5,092
VAT Group AG	5,811	5,084
Hammond Power Solutions, Inc., Class A	20,292	4,968
Astronics Corp. (a)	51,411	4,178
Astronics Corp., Class B (a)	10,282	781
ESAB Corp.	49,134	4,846
Cenergy Holdings SA	181,770	4,797
Alaska Air Group, Inc. (a)	91,648	4,784
Hub Group, Inc., Class A	108,746	4,762
Nexans SA	28,636	4,758
Cleanaway Waste Management, Ltd.	2,827,159	4,613
Sinfonia Technology Co., Ltd.	45,600	4,552
American Funds Insurance Series	6

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Copa Holdings SA, Class A	29,143	$4,534
AAR Corp. (a)	30,724	4,391
Takasago Thermal Engineering Co., Ltd.	137,648	4,355
Sanki Engineering Co., Ltd.	234,600	4,316
Badger Infrastructure Solutions, Ltd.	64,028	4,199
IES Holdings, Inc. (a)	5,682	4,174
Japan Elevator Service Holdings Co., Ltd.	387,000	4,153
SiteOne Landscape Supply, Inc. (a)	36,275	4,150
Sulzer AG	24,835	4,121
Loar Holdings, Inc. (a)	50,939	4,106
Meidensha Corp.	66,900	4,083
Advanced Drainage Systems, Inc.	25,143	3,946
Rumo SA	1,416,680	3,686
AQ Group AB	160,402	3,638
AAON, Inc.	28,633	3,632
Masco Corp.	43,946	3,576
Weir Group PLC (The)	111,236	3,550
PFISTERER Holding SE	32,776	3,536
Matson, Inc.	17,957	3,452
Armstrong World Industries, Inc.	21,434	3,438
Qantas Airways, Ltd.	459,874	3,405
Robert Half, Inc.	109,056	3,348
Kumagai Gumi Co., Ltd.	377,500	3,345
Volution Group PLC	409,830	3,325
Shaily Engineering Plastics, Ltd. (a)	103,374	3,186
Interpump Group SpA	81,980	3,168
KEI Industries, Ltd.	53,756	3,107
Rosebank Industries PLC (a)	701,710	3,082
Construction Partners, Inc., Class A (a)	25,733	3,056
DPC Holdings, Ltd. (a)	62,300	3,056
Visional, Inc. (a)	61,538	2,952
IMCD NV	32,481	2,933
Karman Holdings, Inc. (a)	58,330	2,912
Bravida Holding AB	227,811	2,905
Hensoldt AG	36,858	2,854
Tetra Tech, Inc.	97,835	2,826
Chemring Group PLC	406,685	2,763
CECO Environmental Corp. (a)	30,425	2,761
Cadre Holdings, Inc.	95,627	2,726
Builders FirstSource, Inc. (a)	30,147	2,698
Kandenko Co., Ltd.	64,300	2,689
Flowserve Corp.	35,801	2,655
Allison Transmission Holdings, Inc.	22,744	2,564
MSA Safety, Inc.	14,615	2,552
Takuma Co., Ltd.	113,500	2,544
Rotork PLC	644,541	2,527
Trinity Industries, Inc.	71,001	2,455
Beijer Ref AB, Class B	161,478	2,366
Arteche Lantegi Elkartea SA	61,425	2,366
WESCO International, Inc.	6,796	2,348
Powell Industries, Inc.	7,684	2,200
MYR Group, Inc. (a)	4,333	2,168
McGrath RentCorp	17,298	2,094
EquipmentShare.com, Inc., Class A (a)	105,242	2,069
Lifco AB, Class B	62,026	2,032
Instalco AB	473,453	1,869
Inox Wind, Ltd. (a)	1,939,830	1,859
INVISIO Communications AB	85,817	1,815
QinetiQ Group PLC	323,098	1,811
Grafton Group PLC	150,075	1,794
7	American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
LISI SA	23,283	$1,752
Huber + Suhner AG	6,220	1,718
Neway Valve (Suzhou) Co., Ltd., Class A	227,550	1,697
Sankyu, Inc.	31,400	1,675
Generac Holdings, Inc. (a)	5,694	1,667
Union Tool Co.	11,643	1,650
R&S Group Holding AG	48,800	1,643
Engcon AB, Class B	259,170	1,639
Enerpac Tool Group Corp., Class A	45,450	1,630
APi Group Corp. (a)	38,189	1,617
Ceres Power Holdings PLC (a)	234,369	1,590
Mader Group, Ltd.	286,369	1,573
Montana Aerospace AG (a)	58,528	1,536
Terex Corp.	20,410	1,477
Sany Heavy Equipment International Holdings Co., Ltd.	1,667,000	1,421
HD Hyundai Marine Solution Co., Ltd.	9,671	1,410
FTI Consulting, Inc. (a)	9,141	1,362
AFRY AB, Class B	126,329	1,361
BWX Technologies, Inc.	6,882	1,340
Leonardo DRS, Inc.	30,940	1,320
EnerSys	5,531	1,293
Ventia Services Group Pty, Ltd.	299,198	1,286
Morgan Sindall Group PLC	19,659	1,283
GATX Corp.	7,202	1,276
SATS, Ltd.	354,900	1,247
FUJI Corp.	23,300	1,225
Beijer Alma AB, Class B	39,561	1,212
Cadeler A / S (a)	217,341	1,191
FLSmidth & Co. A/S, non-registered shares	16,229	1,188
Kaori Heat Treatment Co., Ltd.	24,000	1,180
Porr AG	23,237	1,176
Upwork, Inc. (a)	134,054	1,121
Worthington Enterprises, Inc.	20,208	1,086
Localiza Rent a Car SA, ordinary nominative shares	127,409	1,025
Localiza Rent a Car SA	5,572	43
Kajaria Ceramics, Ltd.	81,293	1,043
Aequs, Ltd. (a)	405,488	1,012
Richelieu Hardware, Ltd.	34,759	999
Firefly Aerospace, Inc. (a)(b)	33,801	994
AirTAC International Group	23,000	970
Kingspan Group PLC	10,571	967
dormakaba Holding AG	14,903	963
GEK TERNA Holdings SA	18,590	936
Grupa Pracuj SA	78,872	934
Karnell Group AB (a)	106,670	900
Kardex Holding AG	3,100	870
MTAR Technologies, Ltd. (a)	10,411	847
Mega Union Technology, Inc. (a)	26,852	829
RENK Group AG	16,984	819
HawkEye 360, Inc. (a)	39,847	806
Voyager Technologies, Inc., Class A (a)	23,553	760
Arcadis NV, non-registered shares	19,474	749
Tkms AG & Co. KGaA (a)	8,569	731
JBT Marel Corp.	5,014	727
Mitsubishi Kakoki Kaisha, Ltd.	31,300	712
Amada Co., Ltd.	36,900	681
Xometry, Inc., Class A (a)	6,939	670
Storskogen Group AB, Class B	744,855	656
Applied Aerospace & Defense, Inc. (a)	26,600	606
SNT Dynamics Co., Ltd.	25,424	578
American Funds Insurance Series	8

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bufab AB	43,870	$574
MonotaRO Co., Ltd.	42,400	484
ICF International, Inc.	6,537	476
Downer EDI, Ltd.	80,636	450
Zehnder Group AG	5,694	441
LIG Defense&Aerospace Co., Ltd.	899	415
Electro Optic Systems Holdings Ltd. (a)	36,588	262
EXEO Group, Inc.	12,700	217
COMSYS Holdings Corp.	6,100	206
Zedcor, Inc. (a)	39,364	160
Impro Precision Industries, Ltd.	139,000	144
Voltronic Power Technology Corp.	2,000	68
		754,647

Information technology 20.35%
Kokusai Electric Corp.	516,778	35,285
MKS, Inc.	67,632	30,083
Global Unichip Corp.	127,000	19,777
Lumentum Holdings, Inc. (a)	22,216	19,063
ASMPT, Ltd.	587,700	18,134
Semtech Corp. (a)	93,283	15,098
Taiwan Union Technology Corp.	250,000	13,348
Fabrinet, non-registered shares (a)	21,338	11,994
Viavi Solutions, Inc. (a)	242,692	11,589
Skyworks Solutions, Inc.	163,129	11,060
MACOM Technology Solutions Holdings, Inc. (a)	28,886	10,987
Lattice Semiconductor Corp. (a)	70,886	10,843
Dexerials Corp.	396,800	10,562
Allegro MicroSystems, Inc. (a)	149,958	10,440
ACM Research, Inc., Class A (a)	80,125	10,167
eMemory Technology, Inc.	105,430	9,768
Impinj, Inc. (a)	67,130	9,615
Ultra Clean Holdings, Inc. (a)	65,078	9,279
Maruwa Co., Ltd.	18,754	8,326
Nova, Ltd. (a)	14,869	8,073
Jentech Precision Industrial Co., Ltd.	73,000	7,932
Astera Labs, Inc. (a)	16,374	7,909
Cohu, Inc. (a)	102,265	7,558
Co-Tech Copper Foil Corp.	394,000	7,503
Cipher Digital, Inc. (a)(b)	254,712	6,240
GPGI, Inc., Class A (c)	227,438	3,605
GPGI, Inc., Class A	163,575	2,593
Ichor Holdings, Ltd. (a)	54,858	6,159
Credo Technology Group Holding, Ltd. (a)	22,342	6,076
King Slide Works Co., Ltd.	25,158	5,880
Celestica, Inc. (a)	14,953	5,455
Arrow Electronics, Inc. (a)	25,420	5,425
Rorze Corp.	173,375	5,271
FIT Hon Teng, Ltd. (a)	5,740,000	5,270
Aixtron SE	85,767	5,159
Eugene Technology Co., Ltd.	39,988	4,866
Rogers Corp. (a)	29,301	4,797
Soitec (a)	35,392	4,754
Unity Software, Inc. (a)	165,168	4,721
Kitron ASA	429,970	4,638
RingCentral, Inc., Class A	118,663	4,625
Shibaura Mechatronics Corp.	150,800	4,366
Fastly, Inc., Class A (a)	221,187	4,061
TTM Technologies, Inc. (a)	20,184	3,775
9	American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Ralliant Corp.	51,105	$3,763
OSI Systems, Inc. (a)	16,194	3,542
AT & S Austria Technologie & Systemtechnik AG (a)	13,458	3,250
Disco Corp.	6,300	3,202
ULVAC, Inc.	47,000	3,043
Azbil Corp.	281,400	3,003
HPSP Co., Ltd.	81,349	2,886
Lagercrantz Group AB, Class B	109,456	2,880
Maxlinear, Inc. (a)	22,224	2,845
Kulicke and Soffa Industries, Inc.	21,050	2,816
ELMOS Semiconductor SE, non-registered shares	13,512	2,786
Silicon Laboratories, Inc. (a)	12,629	2,760
Power Integrations, Inc.	32,598	2,730
Cognex Corp.	34,009	2,463
Sanmina Corp. (a)	9,636	2,439
Kinsus Interconnect Technology Corp.	85,000	2,408
INFICON Holding AG	10,574	2,387
TeraWulf, Inc. (a)(b)	94,990	2,346
Otsuka Corp.	135,100	2,313
Lotes Co., Ltd.	32,000	2,138
Softcat PLC	86,165	2,093
Sterlite Technologies, Ltd. (a)	312,689	2,072
Silex Microsystems AB (a)(b)	96,561	2,003
Hut 8 Corp. (a)	17,133	1,978
Riken Keiki Co., Ltd.	83,400	1,918
Q2 Holdings, Inc. (a)	38,460	1,850
FormFactor, Inc. (a)	10,926	1,747
Accton Technology Corp.	22,000	1,740
Cellebrite DI, Ltd. (a)	115,927	1,693
Rubrik, Inc., Class A (a)	20,935	1,681
Lumine Group, Inc., subordinate voting shares (a)	102,232	1,550
Premier Energies, Ltd.	138,047	1,541
Elite Material Co., Ltd.	9,000	1,540
MongoDB, Inc., Class A (a)	4,448	1,494
Klaviyo, Inc., Class A (a)	94,526	1,427
ServiceTitan, Inc., Class A (a)	18,773	1,327
Agilysys, Inc. (a)	12,641	1,321
BlackBuck, Ltd. (a)	221,526	1,252
Ingram Micro Holding Corp.	45,358	1,244
Nayax, Ltd. (a)	19,026	1,239
Clear Secure, Inc., Class A	22,121	1,233
Rigaku Holdings Corp.	75,500	1,181
Presight AI Holding PLC (a)	1,153,492	1,104
Codan, Ltd.	35,241	1,082
EPAM Systems, Inc. (a)	13,406	1,064
Riskified, Ltd., Class A (a)	202,211	1,019
Nippon Electric Glass Co., Ltd.	23,700	967
Reply SpA	8,865	927
Kinaxis, Inc. (a)	7,943	853
Procore Technologies, Inc. (a)	20,684	840
AAC Technologies Holdings, Inc.	150,500	830
Aurora Innovation, Inc., Class A (a)	121,613	829
Money Forward, Inc. (a)(b)	30,500	824
Adeia, Inc.	24,741	815
Itron, Inc. (a)	8,970	776
WhiteFiber, Inc. (a)	19,004	738
Dynavox Group AB	119,389	720
Enphase Energy, Inc. (a)	14,065	693
AXT, Inc. (a)	9,101	656
Monday.com, Ltd. (a)	7,514	544
American Funds Insurance Series	10

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Bechtle AG, non-registered shares	14,953	$529
PAR Technology Corp. (a)	27,788	484
VNET Group, Inc., Class A (ADR) (a)	41,932	337
Park Systems Corp.	2,037	330
Topicus.com, Inc., subordinate voting shares (a)	4,828	308
Yotpo, Ltd. (a)(c)(d)	678,736	217
PVA TePla AG non-registered shares (a)	2,518	130
		520,869

Financials 12.43%
Affirm Holdings, Inc., Class A (a)	163,965	13,371
National Bank of Greece SA	625,564	10,818
Essent Group, Ltd.	135,120	8,686
RenaissanceRe Holdings, Ltd.	26,341	8,347
Gunma Bank, Ltd. (The)	574,100	8,322
360 ONE WAM, Ltd.	675,095	7,701
Paymentus Holdings, Inc., Class A (a)	311,710	7,531
Glacier Bancorp, Inc.	139,571	7,199
Porto Seguro SA	674,732	6,917
FirstCash Holdings, Inc.	30,822	6,667
Plus500, Ltd.	97,458	6,188
Wintrust Financial Corp.	37,916	6,094
JB Financial Group Co., Ltd.	361,708	5,807
VZ Holding AG	29,676	5,562
Max Financial Services, Ltd. (a)	324,147	5,451
IG Group Holdings PLC	226,519	5,436
Marex Group PLC	87,685	5,344
Storebrand ASA	281,287	5,283
Manappuram Finance, Ltd.	1,502,526	5,169
Nuvama Wealth Management, Ltd.	262,081	5,034
SouthState Bank Corp.	47,198	4,715
Stifel Financial Corp.	63,219	4,411
Banca Generali SpA	58,294	4,343
EZCORP, Inc., Class A, nonvoting shares (a)	122,871	4,248
Vontobel Holding AG	44,888	4,080
Eurobank SA	846,947	4,047
BNK Financial Group, Inc.	365,708	4,032
Nova Ljubljanska Banka dd (GDR)	77,608	3,853
Home BancShares, Inc.	134,720	3,846
First Interstate BancSystem, Inc., Class A	96,508	3,721
AUB Group, Ltd.	183,744	3,640
Fifth Third Bancorp	64,356	3,628
WisdomTree, Inc.	205,609	3,483
HDFC Asset Management Co., Ltd.	122,852	3,465
StepStone Group, Inc., Class A	83,236	3,443
Houlihan Lokey, Inc., Class A	25,456	3,414
Victory Capital Holdings, Inc., Class A	40,329	3,390
SiriusPoint, Ltd. (a)	140,286	3,367
Cholamandalam Investment and Finance Co., Ltd.	170,903	3,252
SLM Corp.	123,305	3,199
First American Financial Corp.	45,676	3,133
Discovery, Ltd.	186,491	3,013
Alpha Bank SA	664,242	3,010
Hokuhoku Financial Group, Inc.	68,500	2,831
Nordnet AB	74,047	2,815
Goosehead Insurance, Inc., Class A (a)	55,315	2,683
Euronext NV	16,480	2,637
BSE, Ltd.	61,180	2,522
Lazard, Inc., Class A	59,767	2,507
11	American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
East West Bancorp, Inc.	19,216	$2,481
RBL Bank, Ltd. (a)	628,233	2,466
Slide Insurance Holdings, Inc. (a)	126,068	2,442
Kinsale Capital Group, Inc.	7,225	2,383
Baldwin Insurance Group, Inc. (The), Class A (a)	82,301	2,188
GQG Partners, Inc. (CDI)	2,166,998	2,172
flatexDEGIRO SE	50,478	2,163
FactSet Research Systems, Inc.	9,260	2,131
L&T Finance, Ltd.	625,940	2,067
Optima bank SA	170,578	1,954
Remitly Global, Inc. (a)	82,897	1,858
Neptune Insurance Holdings, Inc. (a)	57,215	1,802
Norion Bank AB (a)	278,014	1,741
Stewart Information Services Corp.	25,483	1,682
Antin Infrastructure Partners SA	161,283	1,629
ASX, Ltd.	43,101	1,592
Federal Agricultural Mortgage Corp., Class C, nonvoting shares	7,734	1,541
Evercore, Inc., Class A	4,431	1,513
EFG International AG	74,378	1,492
Trupanion, Inc. (a)	58,630	1,452
Accelerant Holdings, Class A (a)	123,330	1,445
Bolsa Mexicana de Valores, SAB de CV, Series A	719,937	1,435
Tikehau Capital SCA, non-registered shares (b)	73,858	1,398
Rasan Information Technology Co. (a)	31,794	1,309
Lincoln International, Inc., Class A (a)	53,400	1,275
Definity Financial Corp.	23,983	1,272
Asia Commercial Joint Stock Bank	1,465,471	1,266
Banco del Bajio, SA	374,190	1,209
Perella Weinberg Partners, Class A	72,993	1,165
Capitec Bank Holdings, Ltd.	3,986	1,155
Skyward Specialty Insurance Group, Inc. (a)	19,786	1,154
Kyoto Financial Group, Inc.	41,500	1,153
Aptus Value Housing Finance India, Ltd.	387,062	1,146
Towne Bank	31,367	1,137
iM Financial Group Co., Ltd.	101,764	1,109
Roko AB, Class B (a)	5,864	1,101
Capri Global Capital, Ltd. (a)	449,340	1,087
OneMain Holdings, Inc.	17,440	1,063
Patria Investments, Ltd., Class A	94,602	1,039
Marqeta, Inc., Class A (a)	244,047	991
Qualitas Controladora, SAB de CV	98,161	984
Sprott, Inc.	8,314	937
Netwealth Group, Ltd.	62,593	890
Bank of Hawaii Corp.	10,887	887
Qualitas, Ltd.	409,669	868
Regional, SAB de CV, Class A	112,967	866
Valiant Holding AG	4,280	851
Funding Circle Holdings PLC (a)	412,645	809
Ridgepost Capital, Inc., Class A	102,220	804
XP, Inc., Class A	44,032	716
PROG Holdings, Inc.	13,082	610
Warsaw Stock Exchange, Class B, non-registered shares	24,775	585
TMBThanachart Bank PCL, foreign registered shares	7,785,400	578
PB Fintech, Ltd. (a)	28,542	492
Linc AB (a)	66,637	489
Pine Labs, Ltd. (a)	269,872	448
TMX Group, Ltd.	12,260	401
AGI, Inc., Class A (a)	54,363	385
Central Depository Services (India), Ltd.	20,857	290
UP Fintech Holding, Ltd. (ADR) (a)	61,793	272
American Funds Insurance Series	12

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Generation Development Group, Ltd.	88,955	$221
WEX, Inc. (a)	1,400	198
Haci A–mer Sabanci Holding AS	55,667	117
Root, Inc., Class A (a)	2,011	112
		318,123

Consumer discretionary 10.30%
TopBuild Corp. (a)	39,790	14,107
Dollarama, Inc.	94,627	12,518
Wayfair, Inc., Class A (a)	110,427	10,206
Cavco Industries, Inc. (a)	15,237	9,361
Lottomatica Group SPA	321,962	8,939
Toll Brothers, Inc.	52,474	8,645
Ollies Bargain Outlet Holdings, Inc. (a)	105,925	8,143
CAVA Group, Inc. (a)	102,785	8,067
Games Workshop Group PLC	26,823	7,689
Tube Investments of India, Ltd.	229,561	7,414
Global-E Online, Ltd. (a)	196,337	6,819
Patrick Industries, Inc.	72,828	6,538
Wyndham Hotels & Resorts, Inc.	69,874	5,884
Brinker International, Inc. (a)	30,991	5,206
KB Home	80,583	5,044
Meritage Homes Corp.	54,251	4,549
B&M European Value Retail PLC	1,711,469	4,429
Wingstop, Inc.	23,678	4,106
Cairn Homes PLC (GBP denominated)	1,047,947	2,987
Cairn Homes PLC (EUR denominated)	312,690	883
Floor & Decor Holdings, Inc., Class A (a)	65,114	3,865
Inchcape PLC	374,539	3,832
Norwegian Cruise Line Holdings, Ltd. (a)	178,088	3,759
BRP, Inc.	61,078	3,731
Wynn Resorts, Ltd.	37,895	3,679
AUTO1 Group SE (a)	132,256	3,501
Century Communities, Inc.	42,406	3,039
Watches of Switzerland Group PLC (a)	321,445	3,026
Polaris, Inc.	43,001	2,943
Kontoor Brands, Inc.	34,397	2,867
Covista, Inc. (a)	22,634	2,822
Thor Industries, Inc.	37,079	2,787
Moncler SpA	47,317	2,745
Lennar Corp., Class A	28,518	2,581
tonies SE, Class A (a)	176,858	2,554
Light & Wonder, Inc. CHESS Depositary Interest (a)	32,340	2,487
Coats Group PLC	2,307,997	2,388
Dominos Pizza Enterprises, Ltd.	213,083	2,313
Nissan Motor Co., Ltd. (a)	1,245,500	2,312
Navan, Inc. (a)	99,066	2,266
Aditya Vision, Ltd.	324,384	2,257
Vibra Energia SA	381,036	2,206
Metaplanet, Inc. (a)(b)	1,759,900	2,163
Puuilo OYJ	102,947	2,114
Installed Building Products, Inc.	9,129	2,098
Brunello Cucinelli SpA	21,571	2,038
Pepkor Holdings, Ltd.	1,470,915	1,982
Champion Homes, Inc. (a)	21,719	1,914
Zensho Holdings Co., Ltd.	37,400	1,855
Liberty Live Holdings, Inc., Class C (a)	15,823	1,671
Texas Roadhouse, Inc.	8,484	1,639
ThredUp, Inc., Class A (a)	232,370	1,592
13	American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Atour Lifestyle Holdings, Ltd., Class A (ADR)	49,666	$1,579
Darden Restaurants, Inc.	7,610	1,568
Versigent PLC (a)	36,803	1,546
Rusta AB	180,078	1,492
OneSpaWorld Holdings, Ltd.	51,127	1,444
Gap, Inc.	76,600	1,431
Zalando SE, non-registered shares (a)	48,722	1,412
Beazer Homes USA, Inc. (a)	46,551	1,306
Pattern Group, Inc., Class A (a)	49,081	1,236
Cartrade Tech, Ltd. (a)	41,868	1,198
Warby Parker, Inc., Class A (a)	38,262	1,161
Belrise Industries, Ltd.	454,491	1,149
Five Below, Inc. (a)	6,288	1,130
Valeo SA, non-registered shares	74,027	1,087
Guzman y Gomez, Ltd.	71,002	1,041
RH (a)	5,809	957
TCL Electronics Holdings, Ltd.	576,000	952
YETI Holdings, Inc. (a)	19,042	944
Evolution AB (a)	13,410	924
Savers Value Village, Inc. (a)	90,734	915
Entain PLC	123,114	914
Jumbo SA	34,595	888
AcadeMedia AB (publ)	84,773	881
Maruchiyo Yamaokaya Corp. (b)	41,900	876
Domino’s Pizza Group PLC	357,448	859
Groupe Dynamite, Inc.	22,492	849
Smartfit Escola de Ginastica e Danca SA	218,357	833
Grand Canyon Education, Inc. (a)	5,643	808
Musashi Seimitsu Industry Co., Ltd.	32,600	799
Amber Enterprises India, Ltd. (a)	9,425	756
Winnebago Industries, Inc.	23,862	745
Minth Group, Ltd.	206,700	701
Food & Life Cos., Ltd.	23,200	695
Zhejiang Weixing Industrial Development Co., Ltd., Class A	518,642	644
Bath & Body Works, Inc.	27,337	632
Physicswallah, Ltd. (a)	425,196	562
MIPS AB	15,232	406
Nien Made Enterprise Co., Ltd.	32,000	349
Yonex Co., Ltd.	24,400	348
JVCKENWOOD Corp.	45,100	315
MRF, Ltd.	204	277
Bright Horizons Family Solutions, Inc. (a)	3,608	256
DPC Dash, Ltd. (a)	60,200	226
		263,651

Health care 9.97%
Ionis Pharmaceuticals, Inc. (a)	143,357	11,367
Definium Therapeutics, Inc. (a)	209,315	9,846
NewAmsterdam Pharma Co. NV (a)	257,315	8,720
Ensign Group, Inc. (The)	53,743	8,615
Molina Healthcare, Inc. (a)	37,013	8,465
Krystal Biotech, Inc. (a)	20,497	7,618
Laurus Labs, Ltd.	443,980	7,161
Bio-Rad Laboratories, Inc., Class A (a)	24,221	7,112
Cytokinetics, Inc. (a)	82,241	7,006
Spyre Therapeutics, Inc. (a)	69,891	6,205
Xenon Pharmaceuticals, Inc. (a)	87,517	5,283
IDEAYA Biosciences, Inc. (a)	141,751	5,283
Rhythm Pharmaceuticals, Inc. (a)	46,405	5,152
American Funds Insurance Series	14

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Bio-Techne Corp.	69,627	$4,919
Alignment Healthcare, Inc. (a)	202,744	4,827
Max Healthcare Institute, Ltd.	398,488	4,782
Asker Healthcare Group AB	569,200	4,626
Kymera Therapeutics, Inc. (a)	36,633	4,201
Ascendis Pharma AS (a)	15,585	4,157
Oruka Therapeutics, Inc. (a)	42,375	4,033
Rapport Therapeutics, Inc. (a)	94,007	3,917
Glaukos Corp. (a)	26,883	3,757
Sonida Senior Living, Inc. (a)	91,380	3,728
Addus HomeCare Corp. (a)	37,008	3,718
Hemab Therapeutics Holdings, Inc. (a)	97,333	3,575
Mirum Pharmaceuticals, Inc. (a)	30,410	3,560
Penumbra, Inc. (a)	11,231	3,546
Jazz Pharmaceuticals PLC (a)	13,607	3,279
InSilico Medicine Cayman TopCo (a)(b)	575,000	2,926
Natera, Inc. (a)	10,740	2,915
AbCellera Biologics, Inc. (a)(b)	359,753	2,824
CRISPR Therapeutics AG (a)(b)	48,103	2,624
BrightSpring Health Services, Inc. (a)	37,408	2,609
Guardant Health, Inc. (a)	17,066	2,560
Encompass Health Corp.	23,389	2,364
Classys, Inc.	77,772	2,353
Aster DM Healthcare, Ltd.	272,521	2,279
Kardigan, Inc. (a)	95,100	2,268
SAI Life Sciences, Ltd. (a)	166,806	2,178
Vimian Group AB (publ) (a)	710,509	2,140
BONESUPPORT Holding AB (a)	97,870	2,135
Insmed, Inc. (a)	19,656	2,096
Cosmo NV	25,334	2,088
Nanobiotix SA (a)	55,824	2,049
Innovent Biologics, Inc. (a)	195,500	1,992
Siegfried Holding AG	22,680	1,989
Vitrolife AB	218,643	1,979
ADMA Biologics, Inc. (a)	231,984	1,942
Ottobock SE & Co. KGaA	32,678	1,897
Denali Therapeutics, Inc. (a)	68,927	1,773
Generate Biomedicines, Inc. (a)(b)	103,973	1,754
Zenas Biopharma, Inc. (a)	68,912	1,749
Scholar Rock Holding Corp. (a)	31,657	1,741
Asahi Intecc Co., Ltd.	69,600	1,633
Camurus AB (a)	27,812	1,624
Teleflex, Inc.	12,790	1,621
10x Genomics, Inc., Class A (a)	40,731	1,562
Fisher & Paykel Healthcare Corp., Ltd.	70,396	1,557
Dr. Lal PathLabs, Ltd.	89,491	1,557
AddLife AB, Class B	91,037	1,535
J. B. Chemicals & Pharmaceuticals, Ltd.	62,989	1,530
Elanco Animal Health, Inc. (a)	58,305	1,435
Mineralys Therapeutics, Inc. (a)	53,147	1,434
BridgeBio Pharma, Inc. (a)	18,817	1,402
Zealand Pharma AS (a)	31,130	1,380
Genus PLC	47,875	1,365
Vaxcyte, Inc. (a)	22,073	1,283
Globus Medical, Inc., Class A (a)	16,112	1,273
Nurix Therapeutics, Inc. (a)	48,581	1,179
Gubra AS (a)	23,531	1,160
Legend Biotech Corp. (ADR) (a)	37,804	1,092
Alnylam Pharmaceuticals, Inc. (a)	3,608	1,086
IRhythm Holdings, Inc. (a)	9,037	1,075
15	American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Granules India, Ltd.	108,587	$937
Inhibrx Biosciences, Inc. (a)	9,758	925
Strive, Inc. (a)	83,242	908
Waystar Holding Corp. (a)	39,246	806
Glenmark Pharmaceuticals, Ltd.	31,261	732
CONMED Corp.	22,341	731
Shanghai Conant Optical Co., Ltd., Class H	179,300	720
Insulet Corp. (a)	4,712	717
TransMedics Group, Inc. (a)	10,494	697
Duality Biotherapeutics, Inc. (a)	27,700	643
Vicore Pharma Holding AB (a)	468,214	609
Caris Life Sciences, Inc., Class A (a)	33,099	590
ARS Pharmaceuticals, Inc. (a)	72,743	583
Amplifon SpA	51,829	561
Indegene, Ltd. (a)	96,398	536
Asymchem Laboratories (Tianjin) Co., Ltd., Class H	36,900	514
Biohaven, Ltd. (a)	31,370	467
Establishment Labs Holdings, Inc. (a)	4,979	427
Eikon Therapeutics, Inc. (a)	32,307	422
MapLight Therapeutics, Inc. (a)	11,341	406
Align Technology, Inc. (a)	2,025	342
Erasca, Inc. (a)	18,600	341
Nykode Therapeutics ASA (a)	489,237	159
		255,238

Materials 5.93%
Resonac Holdings Co., Ltd.	126,756	14,134
Lundin Mining Corp.	497,180	12,115
Knife River Corp. (a)	120,121	10,048
Celanese Corp.	173,946	8,002
Materion Corp.	26,457	7,868
Mitsui Kinzoku Co., Ltd.	25,500	6,828
SOL SpA	98,036	6,520
Sumitomo Bakelite Co., Ltd.	137,859	6,405
APL Apollo Tubes, Ltd.	333,693	6,351
Montage Gold Corp. (a)	486,185	5,530
Element Solutions, Inc.	106,350	5,078
SigmaRoc PLC (a)	2,472,077	4,197
Louisiana-Pacific Corp.	46,606	3,666
Dyno Nobel, Ltd.	1,132,309	3,081
Vicat SACA	41,204	2,996
Royal Gold, Inc.	14,863	2,967
Yamato Kogyo Co., Ltd.	39,000	2,931
Titan SA	49,142	2,923
Kansai Paint Co., Ltd.	173,000	2,831
Eldorado Gold Corp.	60,263	1,874
Eldorado Gold Corp. (CAD denominated)	27,439	854
Chugoku Marine Paints, Ltd.	114,900	2,366
James Hardie Industries PLC (a)	82,955	2,172
Warrior Met Coal, Inc.	24,408	1,981
Welspun Gujarat Stahl Rohren, Ltd.	118,620	1,913
Ramkrishna Forgings, Ltd.	307,696	1,845
Myers Industries, Inc.	48,918	1,727
Novagold Resources, Inc. (a)	281,810	1,682
Lundin Gold, Inc.	27,360	1,476
Aura Minerals, Inc.	22,975	1,446
Talon Metals Corp. (a)	334,640	1,331
Aperam SA	25,507	1,243
Hawkins, Inc.	7,852	1,116
American Funds Insurance Series	16

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Perpetua Resources Corp. (a)	50,343	$1,045
Cabot Corp.	11,367	1,032
G Mining Ventures Corp. (a)	32,645	956
Lumina Metals Corp. (a)	130,514	941
Hycroft Mining Holding Corp., Class A (a)	39,687	929
Iluka Resources, Ltd.	187,808	926
Acerinox, SA	50,230	881
USA Rare Earth, Inc., Class A (a)	39,250	847
Hill & Smith PLC	21,413	780
Umicore SA	33,216	775
Osaka Soda Co., Ltd.	64,600	756
Mosaic Co.	34,553	732
Mayr-Melnhof Karton AG, non-registered shares	7,040	613
thyssenkrupp AG	51,002	607
Century Aluminum Co. (a)	10,678	491
Syensqo SA	6,135	453
Arkema SA	6,883	434
OR Royalties, Inc.	13,077	414
Southern Cross Gold Consolidated, Ltd. (a)	60,372	374
Sibanye Stillwater, Ltd.	168,350	357
LunR Royalties Corp. (a)	5,713	76
		151,916

Consumer staples 2.35%
BBB Foods, Inc., Class A (a)	233,919	9,747
Raia Drogasil SA, ordinary nominative shares	1,907,743	6,212
Yamazaki Baking Co., Ltd.	264,600	5,213
Freshpet, Inc. (a)	81,334	4,808
Kotobuki Spirits Co., Ltd.	287,700	4,406
e.l.f. Beauty, Inc. (a)	54,551	4,037
Nissin Foods Holdings Co., Ltd.	159,209	2,731
Universal Robina Corp.	2,660,475	2,697
BJ’s Wholesale Club Holdings, Inc. (a)	29,652	2,586
Fever-Tree Drinks PLC	213,170	2,299
Emmi AG	1,586	1,729
Performance Food Group Co. (a)	15,000	1,677
Chefs Warehouse, Inc. (The) (a)	15,274	1,468
Barry Callebaut AG	924	1,281
Sprouts Farmers Market, Inc. (a)	13,994	1,184
Century Pacific Food, Inc.	2,243,300	1,136
Tilaknager Industries, Ltd. (a)	229,033	1,112
Shiseido Co., Ltd.	60,400	977
Celsius Holdings, Inc. (a)	30,896	905
Lion Corp.	82,100	866
Redcare Pharmacy NV, non-registered shares (a)(b)	10,755	810
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	321,601	712
United Spirits, Ltd.	43,106	617
AAK AB	23,168	547
PT Cisarua Mountain Dairy Tbk	1,460,800	365
		60,122

Energy 2.24%
Cactus, Inc., Class A	132,072	6,766
Weatherford International	73,414	5,983
Secure Waste Infrastructure Corp.	364,323	5,692
Viper Energy, Inc., Class A	91,732	3,889
CNX Resources Corp. (a)	113,380	3,847
Topaz Energy Corp.	173,011	3,633
17	American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Vista Energy, SAB de CV, Class A (ADR) (a)	52,165	$3,328
Transocean, Ltd. (a)	637,568	3,118
Vallourec SA	130,988	3,058
Aegis Logistics, Ltd.	237,055	2,962
Ovintiv, Inc.	52,841	2,782
Strathcona Resources, Ltd.	58,546	1,555
DT Midstream, Inc.	9,832	1,443
WaterBridge Infrastructure, LLC, Class A	40,247	1,379
Headwater Exploration, Inc.	159,721	1,332
Noble Corp. PLC, Class A	29,364	1,095
TerraVest Industries, Inc.	12,264	1,004
Athabasca Oil Corp. (a)	124,549	898
Pason Systems, Inc.	94,663	823
Rockpoint Gas Storage, Inc.	37,704	781
Sable Offshore Corp. (a)	234,405	722
Great Eastern Shipping Co., Ltd. (The)	41,545	652
Friedrich Vorwerk Group SE	7,477	576
		57,318

Real estate 1.76%
Charter Hall Group REIT	522,549	8,309
Compass, Inc., Class A (a)	317,926	3,920
American Healthcare REIT, Inc.	74,903	3,906
Altus Group, Ltd.	87,250	2,772
Zillow Group, Inc., Class A (a)	70,845	2,222
Zillow Group, Inc., Class C, nonvoting shares (a)	7,379	233
Tritax Big Box REIT PLC REIT	1,107,941	2,373
Katitas Co., Ltd.	112,400	2,304
Four Corners Property Trust, Inc. REIT	93,439	2,294
Kasumigaseki Capital Co., Ltd. (b)	55,300	2,289
Phoenix Mills, Ltd. (The) (a)	86,067	1,778
International Workplace Group PLC	668,140	1,641
Godrej Properties, Ltd.	68,878	1,367
Mindspace Business Parks REIT	246,324	1,233
UMH Properties, Inc. REIT	78,742	1,192
Swedish Logistic Property AB, Class B (a)	244,120	945
Corp. Inmobiliaria Vesta, SAB de CV	262,657	902
Lodha Developers, Ltd.	88,073	894
Embassy Office Parks REIT	163,492	756
Fastighets AB Balder, Class B (a)	141,288	754
Prisma Properties AB (a)	276,411	661
Millrose Properties, Inc., Class A, REIT	15,140	455
StorageVault Canada, Inc.	133,172	437
RE / MAX Holdings, Inc., Class A (a)	42,069	415
Poly Property Services Co., Ltd., Class H	126,400	415
Colliers International Group, Inc.	3,078	289
Genova Property Group AB	61,100	227
		44,983

Communication services 1.33%
Nippon Television Holdings, Inc.	371,500	6,383
Stubhub Holdings, Inc., Class A (a)	311,357	4,007
New York Times Co., Class A	49,828	3,487
HFCL, Ltd. (a)	1,407,269	3,188
Trustpilot Group PLC (a)	605,861	2,088
Magnite, Inc. (a)	103,646	1,967
Kadokawa Corp.	89,900	1,914
Helios Towers PLC (a)	692,318	1,840
American Funds Insurance Series	18

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
LG Uplus Corp.	165,809	$1,502
Indosat Tbk PT	11,537,886	1,124
Hacksaw AB	128,625	1,035
Zegona Communications PLC	47,543	1,004
Lionsgate Studios Corp. (a)	65,510	1,003
Telephone and Data Systems, Inc.	19,885	736
Snap, Inc., Class A, nonvoting shares (a)	146,103	649
MTN Group, Ltd.	41,202	573
Bharti Hexacom, Ltd.	23,799	373
Hemnet Group AB	46,717	355
Ovzon AB (a)	73,661	334
TIM SA	67,756	287
Baltic Classifieds Group PLC	64,844	162
		34,011

Utilities 1.20%
IDACORP, Inc.	65,538	9,916
Fervo Energy Co. (a)	185,339	5,417
Black Hills Corp.	48,140	3,582
Talen Energy Corp. (a)	9,318	3,581
Holding Co. ADMIE IPTO SA (a)	554,014	2,947
SembCorp Industries, Ltd.	448,400	2,208
Tokyo Electric Power Co. Holdings, Inc. (a)	346,600	983
Nippon Gas Co., Ltd.	53,610	946
Pennon Group PLC	148,736	918
Companhia de Saneamento de Minas Gerais COPASA MG	21,600	251
		30,749
Total common stocks (cost: $1,992,215,000)		2,491,627

Preferred securities 0.13%
Information technology 0.06%
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	691
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	92
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	88
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	59
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	29
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	24
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	13
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	11
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	450
		1,457

Financials 0.05%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	114,332	1,155

Health care 0.02%
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(c)(d)	80,000	634
Total preferred securities (cost: $12,429,000)		3,246
19	American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

		Value
Rights & warrants 0.00%	Shares	(000)
Health care 0.00%
Centessa Pharmaceuticals PLC (CVR) (a)(d)	22,778	$57
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(c)(d)	5,441	22
Total rights & warrants (cost: $57,000)		79

	Principal amount
Convertible bonds & notes 0.10%	(000)
Information technology 0.10%
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	USD	169	665
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)		63	247
Wolfspeed, Inc., convertible notes, 3.50% 3/15/2031 (e)		614	1,556
Total convertible bonds & notes (cost: $818,000)			2,468

Bonds, notes & other debt instruments 0.01%
Corporate bonds and notes 0.01%
Information technology 0.01%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (f)(g)		263	242
Total bonds, notes & other debt instruments (cost: $247,000)			242

Short-term securities 2.37%	Shares
Money market investments 2.37%
Capital Group Central Cash Fund 3.70% (h)(i)	606,249	60,619
Total short-term securities (cost: $60,619,000)		60,619
Total investment securities 99.95% (cost: $2,066,385,000)		2,558,281
Other assets less liabilities 0.05%		1,281
Net assets 100.00%		$2,559,562

Investments in affiliates (i)

	Value at 1/1/2026 (000)	Additions (000)		Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.37%
Money market investments 2.37%
Capital Group Central Cash Fund 3.70% (h)	$85,690	$649,260		$674,329		$6	$(8)	$60,619	$2,505

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.70% (h)	13,810		(j)	13,810	(j)				—	(k)
Total 2.37%						$6	$(8)	$60,619	$2,505
American Funds Insurance Series	20

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$4,207	$3,605	0.14%
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	691	0.03
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	217	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	92	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	88	—	(l)
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	59	—	(l)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	29	—	(l)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	24	—	(l)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	13	—	(l)
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	71	11	—	(l)
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(d)	5/21/2026	648	634	0.02
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(d)	5/21/2026	—	22	—	(l)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	450	0.02
Total		$17,602	$5,935	0.23%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,803,000, which represented 0.07% of the net assets of the fund.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 6/30/2026.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

CVR = Contingent Value Rights

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

21	American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2026	unaudited

Common stocks 95.89%	Shares	Value (000)
Information technology 36.97%
Micron Technology, Inc.	2,415,300	$2,787,957
Broadcom, Inc.	6,912,918	2,611,355
NVIDIA Corp.	12,786,431	2,558,437
Microsoft Corp.	4,554,725	1,699,004
SK hynix, Inc.	608,772	1,074,066
Cloudflare, Inc., Class A (a)	3,603,033	883,752
Intel Corp. (a)	6,002,562	838,138
KLA Corp.	2,696,410	813,534
Shopify, Inc., Class A, subordinate voting shares (a)	7,012,767	800,718
Apple, Inc.	2,740,563	793,009
Taiwan Semiconductor Manufacturing Co., Ltd.	9,097,699	698,600
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	178,139	85,074
ASML Holding NV (ADR)	241,645	480,738
ASML Holding NV	20,370	40,399
Amphenol Corp., Class A	2,928,539	516,360
Cerebras Systems, Inc., Class A (a)(b)	2,241,975	495,476
Fair Isaac Corp. (a)	317,644	379,515
Strategy, Inc., Class A (a)	4,082,954	354,931
AppLovin Corp., Class A (a)	522,970	269,450
Constellation Software, Inc.	107,529	202,434
Cisco Systems, Inc.	1,682,760	197,657
First Solar, Inc. (a)	825,000	194,667
Cadence Design Systems, Inc. (a)	495,849	186,102
Akamai Technologies, Inc. (a)	1,565,005	184,999
Salesforce, Inc.	1,170,116	183,310
Coherent Corp. (a)	429,478	169,416
Applied Materials, Inc.	209,493	151,463
Western Digital Corp.	221,202	141,286
Fortinet, Inc. (a)	840,566	129,128
ARM Holdings PLC (ADR) (a)(b)	342,084	121,293
Aurora Innovation, Inc., Class A (a)	16,573,341	113,030
Tower Semiconductor, Ltd. (a)	354,244	92,330
MediaTek, Inc.	527,000	71,962
DocuSign, Inc. (a)	1,607,111	71,388
Anthropic, PBC (a)(c)(d)	117,063	68,951
Twilio, Inc., Class A (a)	296,164	61,108
MKS, Inc.	132,399	58,891
RingCentral, Inc., Class A	1,465,500	57,125
Klaviyo, Inc., Class A (a)	3,758,673	56,756
Hewlett Packard Enterprise Co.	1,234,850	55,704
Arista Networks, Inc. (a)	284,686	48,362
TTM Technologies, Inc. (a)	257,839	48,221
Seagate Technology Holdings PLC	48,130	46,445
SAP SE (ADR) (b)	299,926	46,222
Monday.com, Ltd. (a)	475,427	34,416
Intuit, Inc.	122,384	31,942
HubSpot, Inc. (a)	154,329	28,167
OpenAI Group PBC, Class A (a)(c)(d)	35,568	26,196
Quantinuum, Inc., Class A (a)	296,933	24,271
Palo Alto Networks, Inc. (a)	58,779	20,045
Oracle Corp.	136,572	20,015
Adobe, Inc. (a)	65,283	13,384
Stripe, LLC, Class B (a)(c)(d)	168,598	10,622
Keysight Technologies, Inc. (a)	26,800	9,382
		21,157,203

Communication services 14.48%
Meta Platforms, Inc., Class A	6,311,770	3,555,356
Alphabet, Inc., Class A	4,960,856	1,772,861
Alphabet, Inc., Class C	4,599,887	1,625,278
American Funds Insurance Series	22

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Netflix, Inc. (a)	9,387,225	$670,248
Live Nation Entertainment, Inc. (a)	1,743,785	319,304
Nintendo Co., Ltd.	2,700,000	113,385
ROBLOX Corp., Class A (a)	2,069,913	112,562
Space Exploration Technologies Corp., Class A (a)(b)	280,800	47,978
SoftBank Group Corp.	697,900	26,184
Walt Disney Co. (The)	232,680	22,395
Spotify Technology SA (a)	36,511	16,763
Stubhub Holdings, Inc., Class A (a)	289,405	3,725
		8,286,039

Consumer discretionary 13.21%
Tesla, Inc. (a)	7,508,443	3,158,051
Amazon.com, Inc. (a)	4,722,324	1,125,519
Royal Caribbean Cruises, Ltd.	1,656,650	526,036
D.R. Horton, Inc.	2,048,040	333,585
Chipotle Mexican Grill, Inc. (a)	8,477,527	288,236
DoorDash, Inc., Class A (a)	1,409,058	260,013
Carvana Co., Class A (a)	3,360,322	221,176
Burlington Stores, Inc. (a)	511,613	162,079
Aramark	2,630,003	149,647
NIKE, Inc., Class B	3,258,989	133,782
Wayfair, Inc., Class A (a)	1,406,061	129,948
Starbucks Corp.	1,268,058	129,583
Texas Roadhouse, Inc.	569,220	109,990
Rivian Automotive, Inc., Class A (a)	6,203,234	107,626
Norwegian Cruise Line Holdings, Ltd. (a)	3,869,261	81,680
LVMH Moet Hennessy-Louis Vuitton SE	146,734	81,257
Amadeus IT Group SA, Class A, non-registered shares	1,176,512	67,568
Service Corp. International	848,647	64,463
Booking Holdings, Inc.	329,257	58,687
DraftKings, Inc., Class A (a)	2,092,335	52,852
CAVA Group, Inc. (a)	642,641	50,434
Five Below, Inc. (a)	252,000	45,307
TopBuild Corp. (a)	126,175	44,733
O’Reilly Automotive, Inc. (a)	456,591	42,047
Floor & Decor Holdings, Inc., Class A (a)	690,678	40,999
Yum! Brands, Inc.	246,744	39,445
AutoZone, Inc. (a)	7,911	25,283
Duolingo, Inc., Class A (a)	149,640	17,212
Marriott International, Inc., Class A	31,730	11,759
		7,558,997

Health care 9.19%
Eli Lilly and Co.	808,558	969,809
Vertex Pharmaceuticals, Inc. (a)	1,640,858	815,063
Intuitive Surgical, Inc. (a)	1,637,533	651,214
UnitedHealth Group, Inc.	895,392	372,152
Alnylam Pharmaceuticals, Inc. (a)	1,197,876	360,597
Moderna, Inc. (a)	4,620,700	323,588
Amgen, Inc.	731,698	264,962
Thermo Fisher Scientific, Inc.	358,747	179,861
HCA Healthcare, Inc.	401,243	156,441
Mettler-Toledo International, Inc. (a)	116,139	148,369
Guardant Health, Inc. (a)	968,653	145,327
Revolution Medicines, Inc. (a)	715,338	133,969
Ionis Pharmaceuticals, Inc. (a)	1,674,900	132,803
Ascendis Pharma AS (a)	465,007	124,027
Insmed, Inc. (a)	1,033,909	110,235
23	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Royalty Pharma PLC, Class A	1,658,815	$93,010
Align Technology, Inc. (a)	448,957	75,721
Danaher Corp.	375,705	71,564
EssilorLuxottica SA	234,235	43,945
Illumina, Inc. (a)	132,789	23,348
CRISPR Therapeutics AG (a)(b)	334,619	18,250
Boston Scientific Corp. (a)	315,326	13,458
Regeneron Pharmaceuticals, Inc.	21,203	13,221
IQVIA Holdings, Inc. (a)	54,130	10,459
Molina Healthcare, Inc. (a)	39,600	9,057
		5,260,450

Industrials 8.00%
TransDigm Group, Inc.	631,711	841,464
General Electric Co.	1,033,757	386,346
FTAI Aviation, Ltd.	1,396,830	377,884
Deere & Co.	405,077	256,953
GE Vernova, Inc.	217,520	255,556
Quanta Services, Inc.	351,407	253,027
Uber Technologies, Inc. (a)	3,250,000	234,520
Rolls-Royce Holdings PLC	11,056,675	212,290
United Airlines Holdings, Inc. (a)	1,500,557	204,061
HEICO Corp.	459,138	163,540
Ingersoll-Rand, Inc.	1,819,754	149,202
Bombardier, Inc., Class B (a)	518,058	119,278
Willscot Holdings Corp., Class A	3,295,427	95,106
Airbus SE, non-registered shares	426,445	94,917
Casella Waste Systems, Inc., Class A (a)	962,515	93,335
Northrop Grumman Corp.	180,262	91,809
SPX Technologies, Inc. (a)	341,576	83,744
Boeing Co. (The) (a)	350,428	75,857
Loar Holdings, Inc. (a)	881,215	71,035
ITT, Inc.	343,000	67,832
Tetra Tech, Inc.	2,192,104	63,330
Innio NV (a)	1,560,063	61,700
Equifax, Inc.	381,825	60,603
XPO, Inc. (a)	235,096	48,263
Enerpac Tool Group Corp., Class A	924,087	33,138
Karman Holdings, Inc. (a)	640,000	31,949
Caterpillar, Inc.	27,009	28,762
Carrier Global Corp.	383,874	28,157
Trane Technologies PLC	46,472	22,825
Ryanair Holdings PLC (ADR)	327,479	21,204
ATI, Inc. (a)	101,401	19,986
Einride AB (a)(d)	891,139	7,708
Einride AB (ADR) (a)(d)(e)	706,403	6,111
Einride AB (EUR denominated) (a)(d)	247,783	2,143
Builders FirstSource, Inc. (a)	160,656	14,376
		4,578,011

Financials 6.00%
Visa, Inc., Class A	3,497,024	1,199,794
Affirm Holdings, Inc., Class A (a)	3,595,701	293,229
Rocket Companies, Inc., Class A (a)	15,420,633	242,875
Block, Inc., Class A (a)	2,701,637	205,324
KKR & Co., Inc.	1,923,398	176,530
Mastercard, Inc., Class A	306,365	157,349
Brookfield Corp., Class A	3,149,563	134,140
Toast, Inc., Class A (a)	4,355,512	121,170
American Funds Insurance Series	24

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
UBS Group AG	2,174,000	$107,697
Robinhood Markets, Inc., Class A (a)	904,392	90,693
Ares Management Corp., Class A (b)	724,614	80,657
Bank of America Corp.	1,333,972	76,010
Marsh & McLennan Cos., Inc.	407,044	67,842
Truist Financial Corp.	1,350,366	67,275
LPL Financial Holdings, Inc.	200,152	56,379
Coinbase Global, Inc., Class A (a)	300,000	43,857
Blackstone, Inc.	372,497	43,832
Blue Owl Capital, Inc., Class A	4,832,647	42,286
Brown & Brown, Inc.	554,083	35,544
Adyen NV (a)	36,700	34,274
Intercontinental Exchange, Inc.	208,719	25,695
Progressive Corp.	116,098	25,362
Kinsale Capital Group, Inc.	66,398	21,899
Capital One Financial Corp.	95,254	19,110
Aon PLC, Class A	57,337	19,018
East West Bancorp, Inc.	127,023	16,397
Tradeweb Markets, Inc., Class A	162,821	16,227
Apollo Asset Management, Inc.	84,584	10,007
		3,430,472

Consumer staples 2.08%
Performance Food Group Co. (a)	3,559,500	397,916
Costco Wholesale Corp.	303,405	283,826
Philip Morris International, Inc.	1,376,564	249,034
Bunge Global SA	679,809	72,556
Walmart, Inc.	608,641	68,935
Church & Dwight Co., Inc.	600,863	58,212
Dollar Tree Stores, Inc. (a)	326,400	39,478
Estee Lauder Cos., Inc. (The), Class A	223,659	17,658
JUUL Labs, Inc., Class A (a)(c)(d)(e)	2,496,349	4,743
		1,192,358

Energy 2.05%
EOG Resources, Inc.	1,799,859	233,496
Baker Hughes Co., Class A	3,223,100	178,882
Diamondback Energy, Inc.	776,564	136,504
TechnipFMC PLC	2,000,000	132,600
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	6,155,014	99,465
Viper Energy, Inc., Class A	2,161,945	91,666
ConocoPhillips	535,729	55,694
Cenovus Energy, Inc. (CAD denominated)	2,109,895	52,351
Canadian Natural Resources, Ltd. (CAD denominated)	1,087,226	43,021
EQT Corp.	775,751	41,247
TotalEnergies SE (EUR denominated)	529,855	41,160
Tourmaline Oil Corp.	596,759	24,952
SLB, Ltd.	470,914	21,893
Permian Resources Corp., Class A	1,076,571	19,820
		1,172,751

Materials 2.01%
Grupo Mexico, SAB de CV, Series B	19,156,155	217,156
Wheaton Precious Metals Corp.	1,342,716	150,814
Glencore PLC	20,275,000	138,289
Albemarle Corp.	1,016,415	137,247
Royal Gold, Inc.	551,247	110,034
Barrick Mining Corp.	2,164,485	79,502
25	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Franco-Nevada Corp. (CAD denominated)	323,280	$67,455
Vale SA (ADR), ordinary nominative shares	4,088,829	61,496
CF Industries Holdings, Inc.	493,512	53,428
Southern Copper Corp.	265,019	46,182
First Quantum Minerals, Ltd. (a)	1,292,568	35,307
Linde PLC	61,350	31,837
Corteva, Inc.	275,599	23,340
		1,152,087

Real estate 1.32%
Welltower, Inc. REIT	2,385,661	541,474
CoStar Group, Inc. (a)	2,858,168	80,943
Zillow Group, Inc., Class C, nonvoting shares (a)	2,085,448	65,733
American Tower Corp. REIT	400,000	65,428
		753,578

Utilities 0.58%
Constellation Energy Corp.	904,943	224,760
Vistra Corp.	455,512	72,258
Southern Co. (The)	357,034	34,172
		331,190
Total common stocks (cost: $23,260,483,000)		54,873,136

Preferred securities 1.84%
Information technology 1.84%
Anthropic, PBC, Class G-1, preferred shares (a)(c)(d)	752,374	443,156
Anthropic, PBC, Class F, preferred shares (a)(c)(d)	613,792	361,529
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(c)(d)	2,763,342	174,091
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)(d)	52,656	3,317
PsiQuantum Corp., Series D, preferred shares (a)(c)(d)	906,761	43,470
PsiQuantum Corp., Series E, preferred shares (a)(c)(d)	56,040	2,761
Strategy, Inc., Class A, 11.50% perpetual cumulative preferred shares	301,845	25,615
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)(d)	406,310	1,690
Total preferred securities (cost: $397,219,000)		1,055,629

Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	53,352	—	(f)
Total rights & warrants (cost: $0)		—	(f)

Convertible stocks 0.14%
Information technology 0.14%
OpenAI Group PBC, Class A-2, convertible preferred shares (c)(d)	73,144	53,871
OpenAI Group PBC, Class C, convertible preferred shares (c)(d)	34,884	25,692
Total convertible stocks (cost: $37,730,000)		79,563
American Funds Insurance Series	26

Growth Fund (continued)

Short-term securities 2.17%	Shares	Value (000)
Money market investments 2.17%
Capital Group Central Cash Fund 3.70% (g)(h)	12,411,333	$1,241,009
Total short-term securities (cost: $1,241,013,000)		1,241,009

Total investment securities 100.04% (cost: $24,936,445,000)		57,249,337
Other assets less liabilities (0.04)%		(24,537)
Net assets 100.00%		$57,224,800

Investments in affiliates (h)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.17%
Money market investments 2.17%
Capital Group Central Cash Fund 3.70% (g)	$1,303,602	$4,172,172	$4,234,527	$20	$(258)	$1,241,009	$32,011

Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class G-1, preferred shares (a)(c)	1/27/2026-2/12/2026	$194,967	$443,156	0.78%
Anthropic, PBC, Class F, preferred shares (a)(c)	8/29/2025	86,525	361,529	0.63
Anthropic, PBC (a)(c)	3/26/2026	30,335	68,951	0.12
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(c)	3/15/2023	55,637	174,091	0.30
Stripe, LLC, Class B (a)(c)	5/6/2021	6,766	10,622	0.02
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	2,113	3,317	0.01
OpenAI Group PBC, Class A-2, convertible preferred shares (c)	10/28/2025	13,741	53,871	0.09
OpenAI Group PBC, Class A (a)(c)	10/28/2025	15,294	26,196	0.05
OpenAI Group PBC, Class C, convertible preferred shares (c)	3/31/2026	23,989	25,692	0.04
PsiQuantum Corp., Series D, preferred shares (a)(c)	5/28/2021	23,781	43,470	0.08
PsiQuantum Corp., Series E, preferred shares (a)(c)	5/23/2025-6/3/2025	2,305	2,761	—	(i)
Einride AB (a)	7/14/2025	9,617	7,708	0.01
Einride AB (ADR) (a)(e)	6/9/2026	6,554	6,111	0.01
Einride AB (EUR denominated) (a)	2/1/2023	2,674	2,143	0.01
JUUL Labs, Inc., Class A (a)(c)(e)	7/29/2024	19,001	4,743	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)	12/1/2021	6,956	1,690	—	(i)
Total		$500,255	$1,236,051	2.16%
27	American Funds Insurance Series

Growth Fund (continued)

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $10,854,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.
(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 6/30/2026.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	28

EUPAC Fund

(formerly International Fund)

Investment portfolio June 30, 2026	unaudited

Common stocks 95.86%	Shares	Value (000)
Information technology 23.50%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,354,618	$564,751
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	85,713	40,934
SK hynix, Inc.	220,040	388,220
ASML Holding NV	92,146	182,748
Samsung Electronics Co., Ltd.	432,999	94,661
Tokyo Electron, Ltd.	154,929	74,923
SAP SE	393,630	60,282
ARM Holdings PLC (ADR) (a)(b)	105,673	37,468
Kioxia Holdings Corp. (a)	61,300	34,803
Shopify, Inc., Class A, subordinate voting shares (a)	255,469	29,169
NEC Corp.	1,065,200	25,859
Keyence Corp.	50,500	25,443
Murata Manufacturing Co., Ltd.	314,900	22,695
Fujitsu, Ltd.	1,126,600	22,483
Delta Electronics, Inc.	349,000	21,601
Halma PLC	386,784	20,207
MediaTek, Inc.	143,000	19,527
Disco Corp.	33,900	17,229
Baidu, Inc., Class A (a)	1,044,850	14,879
Zhongji Innolight Co., Ltd., Class A	49,500	9,361
Kokusai Electric Corp.	125,200	8,548
Elite Material Co., Ltd.	49,000	8,385
Infineon Technologies AG	89,716	8,376
TDK Corp.	366,200	8,180
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	4,819	7,933
Telefonaktiebolaget LM Ericsson, Class B	690,989	7,713
Advantest Corp.	37,700	7,663
eMemory Technology, Inc.	63,000	5,837
Accton Technology Corp.	56,000	4,428
LITE-ON Technology Corp.	395,000	2,777
Xiaomi Corp., Class B (a)	676,000	1,875
Nokia Corp.	116,485	1,542
OBIC Co., Ltd.	53,200	1,247
Lenovo Group, Ltd.	344,000	1,028
Nemetschek SE	8,239	498
		1,783,273

Industrials 17.46%
Airbus SE, non-registered shares	428,775	95,435
Rolls-Royce Holdings PLC	3,669,620	70,457
Safran SA	171,200	67,686
Vestas Wind Systems AS	2,091,272	59,086
Bombardier, Inc., Class B (a)	254,083	58,500
Recruit Holdings Co., Ltd.	817,305	56,892
Siemens AG	168,203	54,049
International Consolidated Airlines Group SA (CDI)	8,511,812	54,010
Hitachi, Ltd.	1,640,906	45,600
Prysmian SpA	248,871	41,807
Kingspan Group PLC	392,015	35,857
Deutsche Post AG	546,451	33,158
Schneider Electric SE	92,115	30,221
Techtronic Industries Co., Ltd.	1,755,050	29,300
Deutsche Lufthansa AG	2,547,925	29,153
MTU Aero Engines AG	66,580	27,692
BAE Systems PLC	1,054,616	25,800
ABB, Ltd.	232,009	25,173
DSV A/S	102,769	24,396
Ryanair Holdings PLC (ADR)	222,067	14,379
Ryanair Holdings PLC	303,855	9,513
29	American Funds Insurance Series

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Taisei Corp.	258,500	$22,910
Trane Technologies PLC	40,463	19,874
Sunbelt Rentals Holdings, Inc. (CDI)	256,005	18,684
Mitsui & Co., Ltd.	649,900	18,101
Adani Ports & Special Economic Zone, Ltd.	926,379	17,822
Rentokil Initial PLC	3,010,851	17,046
Contemporary Amperex Technology Co., Ltd., Class A	285,100	16,576
Hanwha Aerospace Co., Ltd.	25,341	16,323
Marubeni Corp.	531,100	15,466
Leonardo SpA	254,930	13,671
Kubota Corp.	717,100	12,005
Innio NV (a)	303,400	11,999
Larsen & Toubro, Ltd.	252,037	11,102
Volvo AB, Class B	315,253	10,718
Fujikura, Ltd.	259,800	10,085
Rheinmetall AG, non-registered shares	8,751	9,905
WEG SA	968,554	8,801
Compagnie de Saint-Gobain SA, non-registered shares	97,195	8,800
Melrose Industries PLC	1,393,906	8,790
Vinci SA	59,771	8,742
Daikin Industries, Ltd.	56,600	8,597
Siemens Energy AG	43,727	8,287
Mitsubishi Heavy Industries, Ltd.	360,900	8,217
Nordex SE, non-registered shares (a)	153,324	8,095
RELX PLC	254,412	8,013
Bouygues SA	141,551	7,898
Weichai Power Co., Ltd., Class A	1,819,200	7,379
Legrand SA	39,984	6,749
Saab AB, Class B	129,170	6,701
Mitsubishi Electric Corp.	174,700	6,406
Babcock International Group PLC	497,559	6,284
IHI Corp.	362,887	6,132
Diploma PLC	62,396	5,905
Thales SA	18,953	4,869
Komatsu, Ltd.	121,200	4,744
Weir Group PLC (The)	147,028	4,692
ITOCHU Corp.	396,800	4,563
Kandenko Co., Ltd.	108,000	4,516
Sungrow Power Supply Co., Ltd., Class A	192,300	4,507
Shenzhen Inovance Technology Co., Ltd., Class A	453,900	4,457
Singapore Technologies Engineering, Ltd.	537,502	4,337
Mitsubishi Corp.	141,700	3,812
Epiroc AB, Class A	113,652	3,118
AtkinsRealis Group, Inc.	39,865	2,476
Rumo SA	950,518	2,473
Aselsan Elektronik Sanayi ve Ticaret AS	321,199	2,375
SECOM Co., Ltd.	56,600	2,249
SGH, Ltd.	66,014	2,142
Kawasaki Heavy Industries, Ltd.	101,500	1,849
Localiza Rent a Car SA, ordinary nominative shares	219,789	1,769
ASSA ABLOY AB, Class B	44,409	1,569
Bureau Veritas SA	50,807	1,556
Ebara Corp.	37,700	1,478
Didi Global, Inc. (ADR) (a)	315,205	1,056
Randstad NV, non-registered shares (b)	15,826	456
		1,325,310

Financials 16.05%
UniCredit SpA	1,194,449	106,864
American Funds Insurance Series	30

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Mizuho Financial Group, Inc.	1,081,900	$51,952
KB Financial Group, Inc.	474,225	48,766
AIA Group, Ltd.	5,087,146	46,659
Banco Bilbao Vizcaya Argentaria SA	1,798,832	45,126
3i Group PLC	1,252,006	41,321
BNP Paribas SA	307,126	35,896
Erste Group Bank AG	259,294	34,738
Japan Post Bank Co., Ltd.	1,820,100	34,671
Skandinaviska Enskilda Banken AB, Class A	1,701,731	33,869
Banco Santander SA	2,139,198	29,594
Brookfield Corp., Class A	563,387	23,995
Brookfield Corp., Class A (CAD denominated)	129,002	5,504
Resona Holdings, Inc.	2,216,300	28,907
NatWest Group PLC	3,256,223	28,700
BAWAG Group AG	142,874	28,646
Standard Chartered PLC (GBP denominated)	1,055,156	28,600
Shinhan Financial Group Co., Ltd.	431,736	26,752
HSBC Holdings PLC (GBP denominated)	1,126,003	21,389
HSBC Holdings PLC (HKD denominated)	212,400	4,037
ING Groep NV	780,379	24,689
FinecoBank SpA	911,677	22,872
Hana Financial Group, Inc.	273,712	20,287
Aviva PLC	2,311,081	19,940
Munchener Ruckversicherungs-Gesellschaft AG	35,614	19,881
Nu Holdings, Ltd., Class A (a)	1,459,985	19,505
ICICI Bank, Ltd.	1,288,165	18,761
Axis Bank, Ltd.	1,286,269	18,409
Aon PLC, Class A	54,695	18,142
Kotak Mahindra Bank, Ltd.	4,031,346	16,752
State Bank of India	1,447,442	15,835
Adyen NV (a)	16,916	15,798
MS&AD Insurance Group Holdings, Inc.	562,200	14,683
Tokio Marine Holdings, Inc.	322,900	14,298
Deutsche Boerse AG	52,273	14,264
ICG PLC	600,000	13,451
Abu Dhabi Commercial Bank PJSC	3,348,382	13,240
Banco Comercial Portugues, SA	9,487,326	11,231
T&D Holdings, Inc.	361,000	10,694
OTP Bank PLC	67,861	10,028
Great-West Lifeco, Inc.	143,004	9,112
BPER Banca SpA	563,044	8,838
CVC Capital Partners PLC	573,148	8,329
CaixaBank SA, non-registered shares	584,772	8,300
Wise Group PLC, Class A (CDI) (a)	633,063	7,597
Wise Group PLC, Class A (a)	33,100	394
Abu Dhabi Islamic Bank PJSC	1,413,440	7,946
Bank Central Asia Tbk PT	25,394,300	7,909
PICC Property and Casualty Co., Ltd., Class H	4,184,000	7,677
KBC Groep NV	54,938	7,494
Banco BPM SpA	403,856	6,975
DBS Group Holdings, Ltd.	137,500	6,947
AXA SA	133,294	6,680
Danske Bank AS	114,617	6,149
ABN AMRO Bank NV (FDR)	138,972	5,911
UBS Group AG	117,618	5,827
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	9,564,000	5,739
Banco BTG Pactual SA, units	527,172	5,524
Grupo Financiero Banorte, SAB de CV, Series O	515,963	5,446
Eurobank SA	1,130,621	5,403
Bajaj Finance, Ltd.	424,012	4,528
31	American Funds Insurance Series

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Euronext NV	27,506	$4,400
Capitec Bank Holdings, Ltd.	14,612	4,234
London Stock Exchange Group PLC	36,741	3,978
Hiscox, Ltd.	141,292	3,462
Credicorp, Ltd.	8,068	3,143
Canadian Imperial Bank of Commerce (CAD denominated)	26,414	3,042
Allianz SE	6,368	3,014
Hong Kong Exchanges and Clearing, Ltd.	49,300	2,291
Cholamandalam Investment and Finance Co., Ltd.	119,261	2,269
Deutsche Bank AG	63,905	2,164
Saudi National Bank (The)	191,307	1,970
Samsung Fire & Marine Insurance Co., Ltd.	4,431	1,774
Intact Financial Corp.	6,663	1,375
Sampo Oyj, Class A	113,892	1,197
Poste Italiane SpA	34,067	1,114
Shriram Finance, Ltd.	97,780	1,089
		1,217,987

Materials 9.65%
First Quantum Minerals, Ltd. (a)	2,850,045	77,850
Vale SA (ADR), ordinary nominative shares	2,504,582	37,669
Vale SA, ordinary nominative shares	2,359,721	35,599
Grupo Mexico, SAB de CV, Series B	5,161,497	58,511
Lundin Mining Corp.	2,365,643	57,646
Barrick Mining Corp. (CAD denominated)	901,928	33,164
Barrick Mining Corp.	335,740	12,332
BASF SE	797,654	42,639
Agnico Eagle Mines, Ltd. (CAD denominated)	231,044	35,898
Heidelberg Materials AG, non-registered shares	177,460	33,852
Ivanhoe Mines, Ltd., Class A (a)(d)	3,675,281	28,791
Ivanhoe Mines, Ltd., Class A (a)	16,355	128
Glencore PLC	4,174,287	28,471
Anglo American PLC	527,744	25,848
Resonac Holdings Co., Ltd.	185,100	20,640
ArcelorMittal SA	309,069	18,584
Nutrien, Ltd. (CAD denominated)	171,043	10,776
Nutrien, Ltd.	90,410	5,691
Shin-Etsu Chemical Co., Ltd.	339,264	14,794
Syensqo SA	173,301	12,797
Valterra Platinum, Ltd. (GBP denominated)	172,845	11,638
Valterra Platinum, Ltd. (ZAR denominated)	8,518	571
Antofagasta PLC	227,774	11,569
Mitsui Kinzoku Co., Ltd.	41,800	11,193
CRH PLC	93,559	10,011
Amcor PLC	202,474	8,777
JX Advanced Metals Corp.	286,500	7,925
Mitsubishi Chemical Group Corp.	1,126,800	7,829
Pan American Silver Corp.	151,512	6,786
Air Liquide SA	33,198	6,574
Saudi Basic Industries Corp., non-registered shares	417,710	5,732
Anhui Conch Cement Co., Ltd., Class H	2,578,000	5,524
Buzzi SpA	103,547	5,301
LG Chem, Ltd.	28,043	5,094
Baoshan Iron & Steel Co., Ltd., Class A	5,726,000	4,591
Wheaton Precious Metals Corp.	39,785	4,469
KGHM Polska Miedz SA	49,661	4,384
Smurfit Westrock PLC	85,624	3,961
Sumitomo Metal Mining Co., Ltd.	79,700	3,725
Nippon Sanso Holdings Corp.	96,775	3,571
American Funds Insurance Series	32

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Southern Copper Corp.	18,033	$3,142
Impala Platinum Holdings, Ltd.	176,284	1,844
Zijin Mining Group Co., Ltd., Class A	470,400	1,747
Akzo Nobel NV	23,969	1,626
Linde PLC	3,131	1,625
MMG, Ltd. (a)	1,652,000	1,475
		732,364

Consumer discretionary 6.87%
MercadoLibre, Inc. (a)	31,538	53,532
Compagnie Financiere Richemont SA, Class A	181,497	42,116
Amadeus IT Group SA, Class A, non-registered shares	561,934	32,272
Alibaba Group Holding, Ltd.	1,955,800	23,366
Alibaba Group Holding, Ltd. (ADR)	26,002	2,495
Industria de Diseno Textil SA	409,413	25,803
Midea Group Co., Ltd., Class A	1,979,788	22,027
Ryohin Keikaku Co., Ltd.	922,283	20,149
InterContinental Hotels Group PLC	111,867	19,295
Compagnie Generale des Etablissements Michelin	490,532	18,947
LVMH Moet Hennessy-Louis Vuitton SE	33,399	18,495
Flutter Entertainment PLC (a)	179,377	18,327
Fast Retailing Co., Ltd.	34,500	17,644
Nitori Holdings Co., Ltd.	1,096,900	16,303
Moncler SpA	232,721	13,503
H World Group, Ltd. (ADR)	256,221	10,690
Sea, Ltd., Class A (ADR) (a)	109,330	10,477
Kering SA	36,198	10,293
Sony Group Corp.	507,800	10,183
Zensho Holdings Co., Ltd.	168,202	8,345
Barratt Redrow PLC	2,231,760	8,328
Maruti Suzuki India, Ltd.	54,441	8,144
Trip.com Group, Ltd. (ADR) (a)	190,135	7,575
Trip.com Group, Ltd. (a)	5,800	230
Mercedes-Benz Group AG	153,906	7,725
Hyundai Motor Co.	23,814	7,668
Compass Group PLC	236,853	7,653
Dollarama, Inc.	51,921	6,869
Panasonic Holdings Corp.	200,050	5,617
PDD Holdings, Inc. (ADR) (a)	72,655	5,542
Ferrari NV (EUR denominated)	14,859	5,507
BYD Co., Ltd., Class H	588,400	5,449
Toyota Motor Corp.	307,000	5,148
Honda Motor Co., Ltd.	523,500	4,742
Li Ning Co., Ltd.	2,511,000	4,734
Aristocrat Leisure, Ltd.	110,291	4,699
Sumitomo Electric Industries, Ltd.	239,600	4,423
Booking Holdings, Inc.	23,480	4,185
Shenzhou International Group Holdings, Ltd.	703,700	3,544
Prosus NV, Class N	72,806	3,164
NEXT PLC	13,587	2,622
Gildan Activewear, Inc.	46,952	2,421
Shimano, Inc.	20,600	2,200
Hyundai Mobis Co., Ltd.	4,744	1,543
Stellantis NV (a)	241,504	1,374
Galaxy Entertainment Group, Ltd.	331,922	1,250
ASICS Corp.	45,700	1,243
Coupang, Inc., Class A (a)	60,335	1,048
Fuyao Glass Industry Group Co., Ltd., Class A	127,100	947
33	American Funds Insurance Series

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Meituan, Class B (a)	92,800	$818
Laopu Gold Co., Ltd., Class H (b)	9,500	423
Metaplanet, Inc. (a)	208,800	257
		521,354

Health care 5.92%
AstraZeneca PLC (GBP denominated)	531,746	99,478
Novo Nordisk AS, Class B	1,946,503	93,383
Argenx SE (ADR) (a)	55,114	51,133
Argenx SE, non-registered shares (a)	27,232	25,261
EssilorLuxottica SA	165,782	31,103
Fresenius SE & Co. KGaA	669,349	30,567
Roche Holding AG, nonvoting shares	48,761	20,071
Chugai Pharmaceutical Co., Ltd.	330,400	15,297
Siemens Healthineers AG	289,667	11,320
Innovent Biologics, Inc. (a)	1,089,500	11,104
BeOne Medicines, Ltd. (ADR) (a)	37,991	10,826
Sandoz Group AG	92,417	8,352
Takeda Pharmaceutical Co., Ltd.	254,500	8,035
Haleon PLC	1,436,068	6,627
Bayer AG	102,203	5,650
WuXi AppTec Co., Ltd., Class H	240,500	4,729
Zealand Pharma AS (a)	99,698	4,420
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	452,800	3,350
Eurofins Scientific SE, non-registered shares	26,291	2,061
Koninklijke Philips NV	56,632	1,539
Asahi Intecc Co., Ltd.	59,800	1,403
Daiichi Sankyo Co., Ltd.	75,989	1,219
Rede D’Or Sao Luiz SA	167,660	1,127
Max Healthcare Institute, Ltd.	89,005	1,068
		449,123

Communication services 4.66%
SoftBank Group Corp.	3,750,036	140,693
Tencent Holdings, Ltd.	949,533	52,328
NetEase, Inc.	1,185,116	30,504
Orange	1,371,514	25,870
Bharti Airtel, Ltd.	1,012,993	19,852
BT Group PLC	7,121,426	17,959
Spotify Technology SA (a)	34,876	16,013
Nintendo Co., Ltd.	368,548	15,477
Singapore Telecommunications, Ltd.	3,396,000	11,637
MTN Group, Ltd.	620,681	8,639
Publicis Groupe SA	72,805	7,196
Millicom International Cellular SA	33,204	3,014
Advanced Info Service PCL, foreign registered shares	145,900	1,620
Swisscom AG	1,787	1,379
Deutsche Telekom AG	45,877	1,250
		353,431

Consumer staples 3.85%
Nestle SA	490,329	50,354
British American Tobacco PLC	799,957	49,340
Ajinomoto Co., Inc.	993,116	36,127
Philip Morris International, Inc.	191,086	34,569
L’Oreal SA, non-registered shares	46,617	20,452
American Funds Insurance Series	34

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Imperial Brands PLC	531,913	$19,667
Anheuser-Busch InBev SA/NV	231,248	19,066
Danone SA	221,065	18,130
KT&G Corp.	111,293	12,206
Diageo PLC	446,169	8,968
Avenue Supermarts, Ltd. (a)	158,990	7,397
Carlsberg A/S, Class B	40,827	5,357
Shiseido Co., Ltd.	246,200	3,981
Marks and Spencer Group PLC	657,129	3,244
JBS NV (BDR)	161,514	1,904
Kweichow Moutai Co., Ltd., Class A	7,711	1,346
		292,108

Utilities 3.74%
SSE PLC	1,966,995	63,572
Engie SA	1,785,895	56,312
RWE AG	426,058	27,603
Iberdrola SA, non-registered shares	972,716	24,277
E.ON SE	986,134	20,346
Public Power Corp. SA (a)	599,261	15,775
Kansai Electric Power Co., Inc.	1,089,188	15,308
Gulf Development PCL, foreign registered shares	6,946,415	12,972
Adani Green Energy, Ltd. (a)	703,969	11,194
Enel SpA	728,931	8,375
Veolia Environnement SA	195,836	8,157
Orsted AS (a)	354,308	7,966
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	961,169	5,519
Snam SpA	708,252	5,098
National Grid PLC	101,928	1,687
		284,161

Energy 3.72%
Cenovus Energy, Inc. (CAD denominated)	3,913,106	97,093
Cenovus Energy, Inc.	153,638	3,812
Shell PLC (GBP denominated)	695,896	26,955
Shell PLC (EUR denominated)	447,510	17,290
Canadian Natural Resources, Ltd. (CAD denominated)	911,298	36,060
Canadian Natural Resources, Ltd.	631	25
TotalEnergies SE (EUR denominated)	427,519	33,210
Tourmaline Oil Corp.	340,397	14,233
Reliance Industries, Ltd.	842,563	11,597
SLB, Ltd.	231,150	10,746
Equinor ASA	322,996	10,149
Santos, Ltd.	1,692,175	8,401
Neste OYJ	199,187	6,475
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	381,670	6,168
Subsea 7 SA (a)	8,458	289
		282,503

Real estate 0.44%
China Resources Land, Ltd.	2,481,500	9,528
Mitsubishi Estate Co., Ltd.	276,900	7,048
35	American Funds Insurance Series

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Henderson Land Development Co., Ltd.	2,113,000	$6,705
Sun Hung Kai Properties, Ltd.	426,000	6,139
Goodman Logistics (HK), Ltd. REIT	175,916	3,814
		33,234
Total common stocks (cost: $5,421,426,000)		7,274,848

Preferred securities 0.24%
Consumer discretionary 0.12%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	180,864	8,994

Financials 0.11%
Itau Unibanco Holding SA, preferred nominative shares	1,077,587	8,805

Information technology 0.01%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	422	695
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	18	29
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	1	2
		726
Total preferred securities (cost: $15,881,000)		18,525

Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	7,730	—	(e)
Total rights & warrants (cost: $0)		—	(e)

Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 3.70% (f)(g)	2,695,668	269,540
Total short-term securities (cost: $269,550,000)		269,540
Total investment securities 99.65% (cost: $5,706,857,000)		7,562,913
Other assets less liabilities 0.35%		26,478
Net assets 100.00%		$7,589,391

Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 3.70% (f)	$122,775	$1,246,660	$1,099,860	$(6)	$(29)	$269,540	$4,562
American Funds Insurance Series	36

EUPAC Fund (continued)

(formerly International Fund)

Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$28,791	0.38%
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	8,215	7,933	0.10
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	719	695	0.01
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	31	29	—	(h)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	2	2	—	(h)
Total		$41,929	$37,450	0.49%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

BDR = Brazilian Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

FDR = Fiduciary Depositary Receipts

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

ZAR = South African rand

Refer to the notes to financial statements.

37	American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2026	unaudited

Common stocks 94.15%	Shares	Value (000)
Information technology 34.65%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,889,269	$452,229
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	44,990	21,486
SK hynix, Inc.	177,703	313,524
Samsung Electronics Co., Ltd.	550,762	120,406
Broadcom, Inc.	187,359	70,775
NVIDIA Corp.	328,112	65,652
ASML Holding NV	21,859	43,352
ASML Holding NV (ADR)	4,935	9,818
MediaTek, Inc.	371,934	50,788
Microsoft Corp.	101,665	37,923
Tokyo Electron, Ltd.	78,300	37,865
KLA Corp.	112,273	33,874
Delta Electronics, Inc.	435,000	26,924
Corning, Inc.	101,167	25,841
Baidu, Inc., Class A (a)	1,578,650	22,480
Elite Material Co., Ltd.	125,800	21,528
Accton Technology Corp.	230,000	18,187
Zhongji Innolight Co., Ltd., Class A	91,059	17,220
NAURA Technology Group Co., Ltd., Class A	125,200	16,424
Murata Manufacturing Co., Ltd.	192,300	13,859
Micron Technology, Inc.	10,766	12,427
Cloudflare, Inc., Class A (a)	47,709	11,702
Apple, Inc.	32,803	9,492
eMemory Technology, Inc.	100,000	9,265
ASE Technology Holding Co., Ltd.	370,000	7,990
Lenovo Group, Ltd.	2,664,000	7,959
Applied Materials, Inc.	10,571	7,643
Kokusai Electric Corp.	108,200	7,388
Seagate Technology Holdings PLC	7,646	7,378
Intel Corp. (a)	46,643	6,513
Keyence Corp.	11,100	5,592
Xiaomi Corp., Class B (a)	1,869,200	5,183
Jentech Precision Industrial Co., Ltd.	46,000	4,998
Synopsys, Inc. (a)	10,151	4,528
TDK Corp.	187,000	4,177
Capgemini SE	38,943	3,917
Credo Technology Group Holding, Ltd. (a)	13,641	3,710
Western Digital Corp.	5,308	3,390
Coherent Corp. (a)	7,914	3,122
Oracle Corp.	19,168	2,809
Tata Consultancy Services, Ltd.	95,579	2,061
LITE-ON Technology Corp.	287,000	2,018
SAP SE	6,870	1,052
SAP SE (ADR) (b)	4,188	646
International Business Machines Corp.	5,925	1,666
Teradyne, Inc.	2,759	1,335
Disco Corp.	2,100	1,067
Chroma ATE, Inc.	12,000	823
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	385	634
Globant SA (a)	7,718	223
		1,560,863

Financials 14.01%
Banco Bilbao Vizcaya Argentaria SA	1,700,344	42,655
Samsung Life Insurance Co., Ltd.	108,886	28,425
Nu Holdings, Ltd., Class A (a)	2,045,122	27,323
Capitec Bank Holdings, Ltd.	72,370	20,969
Abu Dhabi Islamic Bank PJSC	3,624,127	20,373
Hana Financial Group, Inc.	220,863	16,370
AIA Group, Ltd.	1,767,800	16,214
American Funds Insurance Series	38

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Shriram Finance, Ltd.	1,420,743	$15,829
Emirates NBD Bank PJSC	1,826,809	14,771
Standard Chartered PLC (GBP denominated)	544,246	14,752
PICC Property and Casualty Co., Ltd., Class H	8,038,947	14,750
Mastercard, Inc., Class A	28,710	14,745
ICICI Bank, Ltd.	1,010,331	14,714
Bajaj Finance, Ltd.	1,377,203	14,706
Eurobank SA	3,015,859	14,412
KB Financial Group, Inc.	132,515	13,627
Abu Dhabi Commercial Bank PJSC	3,434,540	13,581
UniCredit SpA	149,212	13,350
Shinhan Financial Group Co., Ltd.	199,898	12,386
3i Group PLC	373,135	12,315
XP, Inc., Class A	707,765	11,508
PKO Bank Polski SA, Class C	416,767	11,437
Discovery, Ltd.	694,650	11,222
Saudi National Bank (The)	1,081,238	11,134
Banco Santander SA	755,691	10,454
Axis Bank, Ltd.	728,189	10,422
HSBC Holdings PLC (GBP denominated)	330,431	6,277
HSBC Holdings PLC (HKD denominated)	200,400	3,809
Banco BTG Pactual SA, units	956,876	10,026
Aon PLC, Class A	29,648	9,834
Credicorp, Ltd.	24,926	9,711
BSE, Ltd.	220,810	9,101
OTP Bank PLC	58,589	8,658
National Bank of Greece SA	490,673	8,485
FirstRand, Ltd.	1,318,313	7,819
Cholamandalam Investment and Finance Co., Ltd.	402,351	7,655
Yapi ve Kredi Bankasi AS (a)	8,225,269	7,101
AU Small Finance Bank, Ltd.	628,420	6,941
Saudi Awwal Bank SJSC, non-registered shares	785,402	6,765
Ping An Insurance (Group) Co. of China, Ltd., Class H	948,544	6,203
Akbank TAS	3,441,111	5,698
Multi Commodity Exchange of India, Ltd. (a)	172,823	5,210
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	8,129,000	4,878
Erste Group Bank AG	34,273	4,592
Public Bank Bhd.	3,774,100	4,460
Commercial International Bank - Egypt (CIB) SAE (GDR)	1,727,425	4,407
Kaspi.kz JSC (ADR)	49,369	4,277
Hong Kong Exchanges and Clearing, Ltd.	90,100	4,188
Bank of the Philippine Islands	2,453,688	3,850
DBS Group Holdings, Ltd.	75,000	3,790
Vietnam Technological and Commercial JSCB (The)	2,923,900	3,742
Futu Holdings, Ltd. (ADR)	39,041	3,660
Samsung Fire & Marine Insurance Co., Ltd.	8,817	3,531
Banco Santander (Brasil) SA, units	611,271	3,173
Brookfield Corp., Class A	72,254	3,077
SinoPac Financial Holdings Co., Ltd.	2,417,000	3,048
Al Rajhi Banking and Investment Corp., non-registered shares	168,632	2,960
Qatar National Bank QPSC	585,490	2,774
Visa, Inc., Class A	7,963	2,732
B3 SA - Brasil, Bolsa, Balcao	948,996	2,671
Kasikornbank PCL, foreign registered shares	402,600	2,653
BDO Unibank, Inc.	1,364,300	2,644
Max Financial Services, Ltd. (a)	137,808	2,318
S&P Global, Inc.	5,193	2,115
360 ONE WAM, Ltd.	162,421	1,853
State Bank of India	139,728	1,529
Wise Group PLC, Class A (CDI) (a)	93,874	1,126
Wise Group PLC, Class A (a)	31,900	380
39	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bank Central Asia Tbk PT	4,793,500	$1,493
Prudential PLC	111,403	1,484
Bank of China, Ltd., Class H	1,858,000	1,184
Kotak Mahindra Bank, Ltd.	279,371	1,161
Haci A–mer Sabanci Holding AS	474,722	995
DB Insurance Co., Ltd.	10,677	925
Central Depository Services (India), Ltd.	65,656	913
China Merchants Bank Co., Ltd., Class H	94,000	540
Woori Financial Group, Inc.	22,426	421
Sberbank of Russia PJSC (c)	2,662,164	—	(e)
		631,281

Industrials 11.18%
International Container Terminal Services, Inc.	4,120,150	60,152
Contemporary Amperex Technology Co., Ltd., Class A	726,140	42,218
Contemporary Amperex Technology Co., Ltd., Class H	23,000	2,070
Rolls-Royce Holdings PLC	1,845,473	35,433
Airbus SE, non-registered shares	134,543	29,946
Weichai Power Co., Ltd., Class A	4,390,696	17,811
Weichai Power Co., Ltd., Class H	1,462,600	6,425
Hitachi, Ltd.	860,900	23,924
Adani Ports & Special Economic Zone, Ltd.	940,550	18,095
GE Vernova, Inc.	15,275	17,946
Larsen & Toubro, Ltd.	368,211	16,219
Copa Holdings SA, Class A	103,445	16,093
General Electric Co.	39,557	14,784
Rumo SA	5,439,913	14,152
Techtronic Industries Co., Ltd.	808,500	13,498
Aselsan Elektronik Sanayi ve Ticaret AS	1,762,782	13,034
Localiza Rent a Car SA, ordinary nominative shares	1,410,829	11,352
Localiza Rent a Car SA	6,050	47
BAE Systems PLC	442,306	10,821
WEG SA	1,133,558	10,301
Hanwha Aerospace Co., Ltd.	15,196	9,788
AGCO Corp.	80,777	9,669
Kanzhun, Ltd., Class A (ADR)	603,896	7,772
TransDigm Group, Inc.	5,797	7,722
HD Hyundai Marine Solution Co., Ltd.	49,485	7,214
Shenzhen Inovance Technology Co., Ltd., Class A	665,919	6,539
IHI Corp.	385,379	6,512
Uber Technologies, Inc. (a)	89,781	6,479
Mitsui & Co., Ltd.	223,100	6,214
LG Corp.	85,206	5,372
Grab Holdings, Ltd., Class A (a)	1,207,414	4,552
Weir Group PLC (The)	140,247	4,475
Daikin Industries, Ltd.	28,400	4,314
Mitsubishi Heavy Industries, Ltd.	149,100	3,395
HD Hyundai Electric Co., Ltd.	5,059	3,207
Hyosung Heavy Industries Corp.	1,411	3,166
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	533,391	3,165
SM Investments Corp.	279,010	2,690
Ayala Corp.	364,800	2,495
Didi Global, Inc. (ADR) (a)	707,394	2,370
Komatsu, Ltd.	60,400	2,364
Turk Hava Yollari Anonim Ortakligi, non-registered shares (a)	317,343	2,223
GT Capital Holdings, Inc.	273,190	2,165
Embraer SA	117,683	1,866
Jiangsu Hengli Hydraulic Co., Ltd., Class A	115,464	1,842
Siemens AG	5,419	1,741
Acter Group Corp., Ltd.	37,000	1,508
American Funds Insurance Series	40

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Schneider Electric SE	4,593	$1,507
International Consolidated Airlines Group SA (CDI)	216,565	1,374
JSW Infrastructure, Ltd.	373,701	1,284
Andritz AG	13,330	1,152
Bureau Veritas SA	35,617	1,091
Carrier Global Corp.	12,949	950
Leonardo SpA	12,167	652
Siemens Energy AG	2,805	532
		503,682

Consumer discretionary 7.72%
MercadoLibre, Inc. (a)	33,373	56,647
Alibaba Group Holding, Ltd.	1,720,972	20,560
Alibaba Group Holding, Ltd. (ADR)	106,195	10,193
Midea Group Co., Ltd., Class A	2,729,233	30,365
Trip.com Group, Ltd. (ADR) (a)	380,346	15,153
Trip.com Group, Ltd. (a)	20,050	796
Compagnie Financiere Richemont SA, Class A	68,472	15,889
H World Group, Ltd. (ADR)	286,441	11,950
H World Group, Ltd.	9,400	40
Ryohin Keikaku Co., Ltd.	534,200	11,671
Eicher Motors, Ltd.	135,254	10,159
Hyundai Mobis Co., Ltd.	27,054	8,800
LVMH Moet Hennessy-Louis Vuitton SE	15,094	8,359
Eternal, Ltd. (a)	2,811,913	7,934
Vibra Energia SA	1,231,502	7,130
BYD Co., Ltd., Class A	587,423	6,899
Fuyao Glass Industry Group Co., Ltd., Class A	902,075	6,721
Jumbo SA	257,221	6,604
Sea, Ltd., Class A (ADR) (a)	65,943	6,319
Maruti Suzuki India, Ltd.	36,657	5,483
TVS Motor Co., Ltd.	141,532	5,216
Royal Caribbean Cruises, Ltd.	15,727	4,994
Galaxy Entertainment Group, Ltd.	1,254,000	4,722
Panasonic Holdings Corp.	163,300	4,585
PDD Holdings, Inc. (ADR) (a)	58,721	4,479
Lenskart Solutions, Ltd. (a)	778,752	4,242
Naspers, Ltd., Class N	83,887	4,208
Tesla, Inc. (a)	9,884	4,157
Wynn Resorts, Ltd.	40,473	3,929
Li Ning Co., Ltd.	2,067,655	3,898
Inchcape PLC	375,782	3,844
Shenzhou International Group Holdings, Ltd.	687,100	3,461
Geely Automobile Holdings, Ltd.	1,537,000	3,313
Fast Retailing Co., Ltd.	6,300	3,222
Starbucks Corp.	30,575	3,124
Yum! Brands, Inc.	17,045	2,725
MakeMyTrip, Ltd. (a)	48,163	2,567
Pop Mart International Group, Ltd. (b)	126,200	2,505
Hermes International	1,336	2,445
Aptiv Holdings, Ltd. (a)	38,490	2,362
Cyrela Brazil Realty SA, ordinary nominative shares	502,572	2,241
Marriott International, Inc., Class A	5,923	2,195
Mahindra & Mahindra, Ltd.	58,684	1,920
ANTA Sports Products, Ltd.	207,800	1,888
Hyundai Motor Co.	5,760	1,855
Industria de Diseno Textil SA	27,145	1,711
Moncler SpA	28,833	1,673
Booking Holdings, Inc.	8,005	1,427
Meituan, Class B (a)	145,200	1,281
41	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Accor SA	21,007	$1,221
Kering SA	4,170	1,186
Coupang, Inc., Class A (a)	67,745	1,177
Laopu Gold Co., Ltd., Class H (b)	25,400	1,131
Tube Investments of India, Ltd.	33,272	1,075
Hilton Worldwide Holdings, Inc.	2,905	960
Ferrari NV (EUR denominated)	2,554	946
Shangri-La Asia, Ltd.	1,564,000	800
Sands China, Ltd.	377,200	630
Versigent PLC (a)	13,510	568
New Oriental Education & Technology Group, Inc. (ADR)	6,500	298
Evolution AB (a)	1,477	102
		347,955

Communication services 7.65%
Tencent Holdings, Ltd.	1,511,901	83,320
Alphabet, Inc., Class A	124,660	44,550
Alphabet, Inc., Class C	76,900	27,171
Bharti Airtel, Ltd.	2,004,593	39,286
MTN Group, Ltd.	2,479,923	34,518
NetEase, Inc.	1,176,800	30,290
NetEase, Inc. (ADR)	25,098	3,216
Meta Platforms, Inc., Class A	59,352	33,432
KT Corp. (ADR)	666,427	11,516
Baidu, Inc., Class A (ADR) (a)	52,556	6,007
Orange	282,855	5,335
True Corp. PCL, foreign registered shares	13,284,586	5,195
Advanced Info Service PCL, foreign registered shares	408,900	4,540
Telkom Indonesia (Persero) Tbk PT, Class B	33,657,800	4,464
America Movil, SAB de CV, Class B (ADR)	151,105	3,927
ROBLOX Corp., Class A (a)	65,078	3,539
Netflix, Inc. (a)	32,175	2,297
Singapore Telecommunications, Ltd.	652,400	2,236
		344,839

Materials 7.64%
First Quantum Minerals, Ltd. (a)	1,592,283	43,494
Grupo Mexico, SAB de CV, Series B	3,220,083	36,503
Vale SA, ordinary nominative shares	1,354,044	20,427
Vale SA (ADR), ordinary nominative shares	722,997	10,874
Mitsui Kinzoku Co., Ltd.	89,200	23,885
Barrick Mining Corp.	399,319	14,667
APL Apollo Tubes, Ltd.	670,200	12,755
Glencore PLC	1,674,532	11,422
Amcor PLC (CDI)	232,072	10,038
Aura Minerals, Inc.	143,406	9,027
BASF SE	166,817	8,917
Southern Copper Corp.	50,055	8,723
Lundin Mining Corp.	353,038	8,603
Valterra Platinum, Ltd. (ZAR denominated)	97,010	6,504
Valterra Platinum, Ltd. (ADR)	41,308	460
Siam Cement PCL, foreign registered shares	912,200	6,765
Zijin Mining Group Co., Ltd., Class H	1,552,000	5,459
Zijin Mining Group Co., Ltd., Class A	259,300	963
Corteva, Inc.	74,722	6,328
Baoshan Iron & Steel Co., Ltd., Class A	7,505,364	6,018
Suzano SA	777,010	5,983
Freeport-McMoRan, Inc.	88,218	5,548
Gold Fields, Ltd.	149,626	5,019
American Funds Insurance Series	42

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Gold Fields, Ltd. (ADR)	10,047	$337
Resonac Holdings Co., Ltd.	47,200	5,263
LG Chem, Ltd.	28,397	5,159
Nutrien, Ltd. (CAD denominated)	74,372	4,686
Zijin Gold International Co., Ltd.	404,100	4,582
Saudi Basic Industries Corp., non-registered shares	321,333	4,410
Ivanhoe Mines, Ltd., Class A (a)	477,196	3,738
Anhui Conch Cement Co., Ltd., Class H	1,664,500	3,567
Linde PLC	6,747	3,501
Pan American Silver Corp.	77,269	3,461
Wheaton Precious Metals Corp. (CAD denominated)	30,398	3,420
Impala Platinum Holdings, Ltd.	312,195	3,265
Dow, Inc.	118,533	3,243
Anglo American PLC	63,564	3,113
Sasol, Ltd. (a)	221,151	2,187
Sasol, Ltd. (ADR) (a)	75,345	740
Shin-Etsu Chemical Co., Ltd.	64,500	2,813
Loma Negra Compania Industrial Argentina SA (ADR) (a)	201,255	2,304
Antofagasta PLC	43,697	2,219
ArcelorMittal SA	36,422	2,190
MMG, Ltd. (a)	2,152,000	1,921
Syensqo SA	24,392	1,801
Anglogold Ashanti PLC (ZAR denominated)	19,840	1,604
Heidelberg Materials AG, non-registered shares	7,997	1,526
Air Liquide SA	6,996	1,385
Eldorado Gold Corp. (CAD denominated)	30,919	962
JX Advanced Metals Corp.	24,800	686
Welspun Gujarat Stahl Rohren, Ltd.	34,481	556
CEMEX, SAB de CV (ADR)	46,117	553
China Hongqiao Group, Ltd., Class H	190,500	489
Alrosa PJSC (a)(c)	1,123,215	—	(e)
		344,063

Health care 3.48%
Max Healthcare Institute, Ltd.	1,594,531	19,135
Laurus Labs, Ltd.	1,150,255	18,552
Novo Nordisk AS, Class B	320,332	15,368
Eli Lilly and Co.	11,908	14,283
AstraZeneca PLC (GBP denominated)	68,503	12,815
BeOne Medicines, Ltd. (ADR) (a)	33,658	9,591
BeOne Medicines, Ltd. (a)	134,800	2,941
WuXi AppTec Co., Ltd., Class A	330,000	6,075
WuXi AppTec Co., Ltd., Class H	200,300	3,938
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	214,648	7,272
Innovent Biologics, Inc. (a)	641,373	6,537
Thermo Fisher Scientific, Inc.	12,939	6,487
Rede D’Or Sao Luiz SA	928,545	6,243
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	518,888	3,989
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	164,400	1,216
Takeda Pharmaceutical Co., Ltd.	161,700	5,105
Align Technology, Inc. (a)	24,318	4,102
EssilorLuxottica SA	17,683	3,318
Dr. Sulaiman Al Habib Medical Services Group Co.	48,679	2,748
Mettler-Toledo International, Inc. (a)	1,733	2,214
Bayer AG	29,887	1,652
Lupin, Ltd.	53,156	1,362
43	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Abbott Laboratories	9,087	$825
Danaher Corp.	3,966	755
CanSino Biologics, Inc., Class H (a)	35,921	102
		156,625

Consumer staples 3.12%
Nestle SA	199,067	20,443
Arca Continental, SAB de CV	1,037,443	12,433
Avenue Supermarts, Ltd. (a)	252,746	11,758
KT&G Corp.	96,428	10,576
Kweichow Moutai Co., Ltd., Class A	44,770	7,814
BBB Foods, Inc., Class A (a)	186,840	7,786
Philip Morris International, Inc.	38,212	6,913
Zabka Group	869,662	6,291
JBS NV (BDR)	518,778	6,115
Raia Drogasil SA, ordinary nominative shares	1,492,774	4,861
Anheuser-Busch InBev SA/NV	55,481	4,574
Carlsberg A/S, Class B	33,526	4,399
Wal-Mart de Mexico, SAB de CV, Series V	1,334,031	3,919
Danone SA	46,545	3,817
Dino Polska SA, non-registered shares (a)	494,888	3,741
British American Tobacco PLC	54,748	3,377
Mondelez International, Inc., Class A	53,409	3,089
L’Oreal SA, non-registered shares	6,571	2,883
Varun Beverages, Ltd.	500,013	2,701
United Spirits, Ltd.	177,281	2,536
PepsiCo, Inc.	15,783	2,137
Tsingtao Brewery Co., Ltd., Class H	374,634	2,059
Monster Beverage Corp. (a)	20,282	1,950
Bunge Global SA	18,154	1,938
Coca-Cola Co.	17,543	1,426
JD Health International, Inc. (a)	124,850	526
Almarai Co.	26,852	325
		140,387

Energy 1.93%
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	1,465,892	23,689
Vista Energy, SAB de CV, Class A (ADR) (a)	190,437	12,150
ADNOC Drilling Co. PJSC	7,381,530	11,534
Reliance Industries, Ltd.	807,469	11,114
SLB, Ltd.	120,023	5,580
Shell PLC (GBP denominated)	122,375	4,740
Adnoc Gas PLC	4,759,293	4,459
BP PLC (ADR)	116,055	4,288
TotalEnergies SE (EUR denominated)	54,905	4,265
HD Hyundai Co., Ltd.	24,974	3,227
Exxon Mobil Corp.	9,240	1,263
Borr Drilling, Ltd. (a)	132,459	547
Rosneft Oil Co. PJSC (c)	588,661	—	(e)
		86,856

Utilities 1.76%
Public Power Corp. SA (a)	510,016	13,426
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	2,300,791	13,210
Gulf Development PCL, foreign registered shares	6,904,093	12,893
Power Grid Corp. of India, Ltd.	3,457,599	10,517
Adani Green Energy, Ltd. (a)	398,450	6,336
Adani Power, Ltd. (a)	2,605,404	6,203
American Funds Insurance Series	44

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Equatorial SA	705,619	$5,323
NHPC, Ltd. (a)	5,947,642	5,138
CPFL Energia SA	206,069	1,788
NTPC, Ltd. (a)	468,166	1,773
SembCorp Industries, Ltd.	286,200	1,410
Engie SA	41,991	1,324
		79,341

Real estate 1.01%
Lodha Developers, Ltd.	1,914,139	19,423
China Resources Land, Ltd.	3,255,834	12,501
China Resources Mixc Lifestyle Services, Ltd.	851,400	3,994
CK Asset Holdings, Ltd.	697,000	3,945
SM Prime Holdings, Inc.	7,479,300	2,211
Longfor Group Holdings, Ltd. (b)	2,759,346	2,116
ALLOS SA, ordinary nominative shares	133,019	723
Emaar Properties PJSC	192,505	631
		45,544
Total common stocks (cost: $2,369,558,000)		4,241,436

Preferred securities 0.90%
Financials 0.49%
Itau Unibanco Holding SA (ADR), preferred nominative shares	2,064,891	16,870
Itau Unibanco Holding SA, preferred nominative shares	657,288	5,371
		22,241

Information technology 0.15%
Samsung Electronics Co., Ltd., nonvoting preferred shares	48,780	6,830
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	34	56
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	1	2
		6,888

Real estate 0.15%
QuintoAndar, Ltd., Series E, preference shares (a)(c)(d)	32,657	5,240
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)(d)	8,400	1,348
		6,588

Energy 0.07%
Petroleo Brasileiro SA PETROBRAS, preferred nominative shares	405,215	2,967

Consumer discretionary 0.04%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	32,989	1,641
Cyrela Brazil Realty SA, preferred shares (a)	33,966	141
TVS Motor Co., Ltd., 6.00% cumulative preferred shares (a)	605,414	66
Getir BV, Series D, preferred shares (a)(c)(d)	7,768	—	(e)
		1,848
Total preferred securities (cost: $35,920,000)		40,532
45	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments 2.16%	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 1.87%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD	200	$176
Angola (Republic of) 8.25% 5/9/2028		600	619
Angola (Republic of) 8.00% 11/26/2029 (f)		445	453
Angola (Republic of) 8.75% 4/14/2032 (f)		280	283
Angola (Republic of) 9.375% 3/31/2033 (f)		540	553
Asian Development Bank 5.25% 4/29/2035	PHP	25,800	405
Benin (Republic of) 7.96% 2/13/2038 (f)	USD	690	734
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL	21	4
Brazil (Federative Republic of) 0% 1/1/2030		3,000	366
Brazil (Federative Republic of) 10.00% 1/1/2031		21,116	3,559
Brazil (Federative Republic of) 6.00% 8/15/2032 (g)		3,442	597
Brazil (Federative Republic of) 10.00% 1/1/2033		6,793	1,093
Brazil (Federative Republic of) 10.00% 1/1/2035		7,600	1,183
Brazil (Federative Republic of) 6.00% 8/15/2050 (g)		5,485	879
Chile (Republic of) 4.70% 9/1/2030	CLP	810,000	867
Chile (Republic of) 5.30% 11/1/2037		300,000	320
Chile (Republic of) 4.34% 3/7/2042	USD	350	310
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	CNY	11,870	1,767
China (People’s Republic of), Series INBK, 1.61% 2/15/2035		6,720	987
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		1,250	216
Colombia (Republic of) 3.25% 4/22/2032	USD	700	608
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP	4,320,700	1,041
Colombia (Republic of), Series B, 13.25% 2/9/2033		7,344,800	2,267
Colombia (Republic of), Series B, 7.25% 10/18/2034		2,054,300	457
Colombia (Republic of), Series B, 11.75% 1/24/2035		877,300	253
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (g)		6,870	668
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR	150	170
Czech Republic, Series 121, 2.50% 3/13/2031	CZK	27,360	1,135
Czech Republic, Series 145, 3.50% 5/30/2035		15,840	692
Czech Republic, Series 142, 1.95% 7/30/2037		17,900	649
Dominican Republic (Government of) 8.625% 4/20/2027 (f)	USD	192	197
Dominican Republic (Government of) 5.875% 1/30/2060		335	297
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)		960	965
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP	33,072	673
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR	100	117
Egypt (Arab Republic of) 7.625% 5/29/2032	USD	1,165	1,196
Egypt (Arab Republic of) 8.50% 1/31/2047		400	392
Egypt (Arab Republic of) 8.875% 5/29/2050		386	386
Gabonese (Republic of) 6.625% 2/6/2031		720	621
Gabonese (Republic of) 7.00% 11/24/2031		300	257
Gaci First Investment Co. 5.375% 1/29/2054		360	323
Honduras (Republic of) 6.25% 1/19/2027		875	882
Honduras (Republic of) 5.625% 6/24/2030 (f)		281	283
Hungary (Republic of) 6.75% 7/23/2031	HUF	287,020	991
Hungary (Republic of) 6.25% 9/22/2032 (f)	USD	330	349
Hungary (Republic of) 4.75% 11/24/2032	HUF	180,830	572
Hungary (Republic of) 3.00% 4/25/2041		401,390	1,008
India (Republic of) 7.32% 11/13/2030	INR	3,480	38
India (Republic of) 7.18% 8/14/2033		95,020	1,032
India (Republic of) 7.18% 7/24/2037		132,100	1,434
India (Republic of) 8.13% 6/22/2045		92,570	1,071
India (Republic of) 7.06% 10/10/2046		53,020	548
India (Republic of) 7.09% 8/5/2054		77,070	789
Indonesia (Republic of) 6.625% 2/17/2037	USD	300	327
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	IDR	2,341,000	130
Indonesia (Republic of), Series 109, 5.875% 3/15/2031		12,228,000	652
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033		16,818,000	926
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034		15,314,000	822
Indonesia (Republic of), Series FR80, 7.50% 6/15/2035		7,953,000	450
Indonesia (Republic of), Series FR98, 7.125% 6/15/2038		7,242,000	399
Indonesia (Republic of), Series FR83, 7.50% 4/15/2040		8,852,000	502
American Funds Insurance Series	46

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Indonesia (Republic of), Series FR106, 7.125% 8/15/2040	IDR	13,148,000	$729
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD	945	968
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT	48,750	90
Kazakhstan (Republic of), Series 180, 6.50% 10/24/2027		63,737	120
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027		133,877	281
Kenya (Republic of) 6.30% 1/23/2034	USD	645	594
Kenya (Republic of) 9.50% 3/5/2036 (f)		555	591
Kenya (Republic of) 9.50% 3/5/2036		330	351
Malaysia (Federation of), Series 0310, 4.498% 4/15/2030	MYR	2,880	735
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034		9,821	2,447
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038		616	166
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040		2,200	535
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050		2,202	543
Malaysia (Federation of), Series 022, 5.357% 5/15/2052		989	292
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054		1,255	318
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD	490	505
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR	340	400
Mic Capital Management (RSC) Seven, Ltd. 5.875% 5/1/2034	USD	455	479
Morocco (Kingdom of) 5.95% 3/8/2028 (f)		255	259
Morocco (Kingdom of) 3.875% 4/2/2029	EUR	465	535
Morocco (Kingdom of) 4.75% 4/2/2035		200	233
Mozambique (Republic of) 9.00% 9/15/2031	USD	540	478
Nigeria (Republic of) 18.50% 2/21/2031	NGN	730,360	541
Nigeria (Republic of) 7.875% 2/16/2032	USD	280	292
Nigeria (Republic of) 8.631% 1/13/2036 (f)		390	424
Oman (Sultanate of) 6.00% 8/1/2029		445	460
Oman (Sultanate of) 6.75% 1/17/2048		285	313
Panama (Republic of) 6.70% 1/26/2036		473	510
Panama (Republic of) 6.875% 1/31/2036		856	936
Panama (Republic of) 8.00% 3/1/2038		483	568
Paraguay (Republic of) 4.95% 4/28/2031		167	168
Peru (Republic of) 3.00% 1/15/2034		225	195
Peru (Republic of) 6.55% 3/14/2037		190	208
Peru (Republic of) 7.60% 8/12/2039	PEN	3,228	1,013
Peru (Republic of) 3.55% 3/10/2051	USD	490	345
Peru (Republic of) 2.78% 12/1/2060		100	55
Philippines (Republic of) 6.375% 7/27/2030	PHP	12,110	196
Philippines (Republic of) 6.00% 8/20/2030		14,790	235
Philippines (Republic of) 6.75% 9/15/2032		41,240	670
Philippines (Republic of) 6.375% 10/23/2034	USD	145	156
Philippines (Republic of) 5.00% 1/27/2036		552	542
Philippines (Republic of) 3.95% 1/20/2040		500	428
Poland (Republic of), Series 10Y, 4.875% 10/4/2033		370	369
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN	8,434	2,382
Poland (Republic of), Series 1034, 5.00% 10/25/2034		4,295	1,136
Romania (Republic of) 5.25% 5/30/2032	EUR	450	526
Romania (Republic of) 5.25% 5/30/2032		230	269
Romania (Republic of) 2.00% 4/14/2033		300	283
Romania (Republic of) 5.625% 5/30/2037		390	441
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD	480	478
Saudi Arabia (Kingdom of) 5.75% 1/16/2054		2,300	2,220
South Africa (Republic of) 7.10% 11/19/2036 (f)		200	215
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR	482	28
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032		1,395	86
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035		8,388	531
South Africa (Republic of), Series R-209, 6.25% 3/31/2036		18,605	974
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040		137	9
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044		12,241	733
Thailand (Kingdom of) 3.45% 6/17/2043	THB	25,768	834
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD	500	593
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043		1,510	1,149
47	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 6.875% 5/13/2037	USD	610	$641
United Mexican States 5.125% 3/19/2038	EUR	420	478
United Mexican States 4.75% 3/8/2044	USD	800	645
United Mexican States 3.75% 4/19/2071		860	496
United Mexican States, Series M, 7.75% 5/29/2031	MXN	56,500	3,141
United Mexican States, Series M, 7.75% 11/23/2034		12,548	668
United Mexican States, Series M30, 8.50% 11/18/2038		21,600	1,162
United Mexican States, Series M, 7.75% 11/13/2042		20,000	978
United Mexican States, Series M, 8.00% 7/31/2053		19,887	966
			84,275
Corporate bonds and notes 0.29%
Energy 0.07%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	USD	410	419
Oleoducto Central SA 4.00% 7/14/2027 (f)		255	252
Petroleos Mexicanos 5.95% 1/28/2031		610	603
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)		400	350
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030		200	189
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)		430	314
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)		250	266
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (f)		220	226
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (f)		390	404
YPF SA 8.25% 1/17/2034 (f)		335	351
			3,374

Financials 0.05%
Banco Internacional del Peru SAA 4.80% 7/15/2031 (f)		475	467
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (h)		400	381
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(h)		340	367
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)		330	356
CMB International Leasing Management, Ltd. 2.75% 8/12/2030		300	280
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (h)		400	428
			2,279

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051		410	275
Meituan 3.05% 10/28/2030 (f)		400	370
Meituan 3.05% 10/28/2030		200	185
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)		345	354
MercadoLibre, Inc. 3.125% 1/14/2031		200	184
Sands China, Ltd. 4.375% 6/18/2030		220	213
Wynn Macau, Ltd. 5.625% 8/26/2028		260	258
			1,839

Communication services 0.04%
America Movil, SAB de CV, 10.125% 1/22/2029		MXN13,710	817
America Movil, SAB de CV, 10.30% 1/30/2034		2,820	169
PLDT, Inc. 2.50% 1/23/2031		USD210	191
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade 7.25% 5/18/2031 (f)		200	200
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)		380	261
			1,638
American Funds Insurance Series	48

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Materials 0.03%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	USD	355	$223
CSN Resources SA 8.875% 12/5/2030 (f)		400	299
PT Krakatau Posco 6.375% 6/11/2027		345	347
Sasol Financing USA, LLC 8.75% 4/10/2033 (f)		280	290
			1,159

Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)		335	339
LATAM Airlines Group SA 7.875% 4/15/2030 (f)		355	370
Mexico City Airport Trust 4.25% 10/31/2026		200	200
			909

Utilities 0.02%
Aegea Finance SARL 9.00% 1/20/2031 (f)		275	265
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)		259	245
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (h)		350	348
			858

Consumer staples 0.01%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		200	210
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)		420	420
			630

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		280	266
Total corporate bonds and notes			12,952
Total bonds, notes & other debt instruments (cost: $95,737,000)			97,227

Short-term securities 2.94%	Shares
Money market investments 2.92%
Capital Group Central Cash Fund 3.70% (i)(j)	1,316,194	131,606

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.02%
Egypt (Arab Republic of) 12/22/2026	21.112%	EGP	1,575	29
Egypt (Arab Republic of) 6/22/2027	19.011		1,775	29
Kazakhstan (Republic of) 2/5/2027	13.591	KZT	269,133	514
Nigeria (Republic of) 1/19/2027	15.840	NGN	632,880	416
				988
Total short-term securities (cost: $132,579,000)				132,594

Total investment securities 100.15% (cost: $2,633,794,000)				4,511,789
Other assets less liabilities (0.15)%				(6,749)
Net assets 100.00%				$4,505,040
49	American Funds Insurance Series

New World Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Short	2	10/5/2026	USD	(412)	$1
5 Year Euro-Bobl Futures	Short	12	9/10/2026		(1,582)	(6)
5 Year U.S. Treasury Note Futures	Long	6	10/5/2026		642	2
10 Year Euro-Bund Futures	Short	11	9/10/2026		(1,600)	(16)
10 Year Ultra U.S. Treasury Note Futures	Long	7	9/30/2026		787	11
						$(8)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2026 (000)
USD	267	PLN	970	Goldman Sachs	7/8/2026	$9
USD	796	BRL	4,046	Morgan Stanley	7/10/2026	14
PHP	6,160	USD	100	Citibank	7/10/2026	— (e)
USD	146	IDR	2,643,945	Goldman Sachs	7/10/2026	(1)
USD	391	ZAR	6,470	Goldman Sachs	7/10/2026	(3)
PLN	767	USD	209	Citibank	7/10/2026	(5)
USD	1,529	PHP	94,305	Bank of America	7/10/2026	(8)
USD	530	COP	1,910,290	Morgan Stanley	7/10/2026	(28)
USD	843	COP	3,027,600	Citibank	7/10/2026	(41)
INR	12,512	USD	130	Citibank	7/13/2026	2
USD	1,480	BRL	7,702	Goldman Sachs	7/13/2026	(7)
USD	1,759	EUR	1,510	Morgan Stanley	7/14/2026	33
CNH	6,280	USD	928	Citibank	7/14/2026	(3)
CZK	9,270	USD	442	HSBC Bank	7/14/2026	(5)
MYR	199	USD	49	JPMorgan Chase	7/22/2026	— (e)
USD	1,506	MXN	26,165	UBS AG	7/23/2026	12
USD	97	ZAR	1,600	Goldman Sachs	7/23/2026	— (e)
THB	26,500	USD	794	Citibank	7/24/2026	5
						$(26)

Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.92%
Money market investments 2.92%
Capital Group Central Cash Fund 3.70% (i)	$60,900	$460,995	$390,289	$9	$(9)	$131,606	$2,004
American Funds Insurance Series	50

New World Fund (continued)

Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)		Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(c)	5/26/2021	$5,258	$5,240		0.12%
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)	12/20/2021	1,716	1,348		0.03
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	656	634		0.01
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	58	56		—	(k)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	1	2		—	(k)
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	412	420		0.01
Getir BV, Series D, preferred shares (a)(c)	5/27/2021	3,500	—	(e)	—	(k)
Total		$11,601	$7,700		0.17%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,082,000, which represented 0.29% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Step bond; coupon rate may change at a later date.
(i)	Rate represents the seven-day yield at 6/30/2026.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

BDR = Brazilian Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

EGP = Egyptian pounds

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

HKD = Hong Kong dollars

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

KZT = Kazakhstani tenge

MXN = Mexican pesos

MYR = Malaysian ringgits

NGN = Nigerian naira

PEN = Peruvian nuevos soles

PHP = Philippine pesos

PLN = Polish zloty

RSC = Restricted Scope Company

SOFR = Secured Overnight Financing Rate

THB = Thai baht

USD = U.S. dollars

UST= U.S. Treasury

ZAR = South African rand

Refer to the notes to financial statements.

51	American Funds Insurance Series

Washington Mutual Investors Fund

Investment portfolio June 30, 2026

Common stocks 95.90%	Shares	unaudited Value (000)
Information technology 22.56%
Broadcom, Inc.	2,094,644	$791,251
Microsoft Corp.	1,300,570	485,139
Apple, Inc.	1,331,784	385,365
KLA Corp.	1,036,483	312,717
ASML Holding NV (ADR)	96,504	191,989
NVIDIA Corp.	770,736	154,216
International Business Machines Corp.	252,956	71,134
Amphenol Corp., Class A	364,961	64,350
Intel Corp. (a)	422,604	59,008
Applied Materials, Inc.	68,257	49,350
Western Digital Corp.	77,173	49,292
SAP SE (ADR) (b)	206,055	31,755
Cisco Systems, Inc.	204,497	24,020
Texas Instruments, Inc.	75,365	22,464
Corning, Inc.	84,335	21,542
Hewlett Packard Enterprise Co.	446,249	20,130
Salesforce, Inc.	104,582	16,384
TE Connectivity PLC	59,462	11,988
Fair Isaac Corp. (a)	9,532	11,389
ASM International NV (ADR)	3,970	4,561
Motorola Solutions, Inc.	9,895	4,109
Teradyne, Inc.	6,500	3,145
Accenture PLC, Class A	24,678	3,071
		2,788,369

Financials 14.34%
Bank of America Corp.	3,607,509	205,556
Marsh & McLennan Cos., Inc.	1,144,286	190,718
JPMorgan Chase & Co.	525,749	172,094
Visa, Inc., Class A	473,875	162,582
Truist Financial Corp.	2,280,823	113,631
Mastercard, Inc., Class A	219,317	112,641
BlackRock, Inc.	87,971	84,589
Morgan Stanley	328,231	68,613
Arthur J. Gallagher & Co.	298,757	68,586
Wells Fargo & Co.	672,634	55,587
KKR & Co., Inc.	565,233	51,877
Apollo Asset Management, Inc.	372,893	44,117
Blackstone, Inc.	373,920	43,999
Chubb, Ltd.	120,446	41,041
Capital One Financial Corp.	191,332	38,385
S&P Global, Inc.	90,108	36,697
Citizens Financial Group, Inc.	513,743	35,998
Progressive Corp.	152,304	33,271
Aon PLC, Class A	97,622	32,380
CME Group, Inc., Class A	133,359	29,450
Citigroup, Inc.	207,496	29,041
Berkshire Hathaway, Inc., Class B (a)	47,715	23,876
Goldman Sachs Group, Inc.	15,469	15,645
Brookfield Asset Management, Ltd., Class A	345,786	15,509
KeyCorp	548,704	12,648
Equitable Holdings, Inc.	245,406	10,768
Huntington Bancshares, Inc.	598,500	10,611
American Express Co.	28,600	9,674
Fifth Third Bancorp	166,060	9,361
Intercontinental Exchange, Inc.	48,480	5,968
Charles Schwab Corp. (The)	57,745	5,328
PNC Financial Services Group, Inc.	8,347	2,055
		1,772,296
American Funds Insurance Series	52

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials 13.01%
General Electric Co.	505,177	$188,800
RTX Corp.	934,191	177,244
Deere & Co.	234,696	148,875
Caterpillar, Inc.	126,599	134,815
Northrop Grumman Corp.	256,520	130,648
Union Pacific Corp.	326,946	88,929
Boeing Co. (The) (a)	362,949	78,568
Paychex, Inc.	762,352	74,962
Delta Air Lines, Inc.	791,172	74,101
GE Vernova, Inc.	43,340	50,918
Lennox International, Inc.	83,949	48,099
3M Co.	257,825	41,744
ITT, Inc.	203,321	40,209
Watsco, Inc.	95,381	39,748
L3Harris Technologies, Inc.	134,562	39,102
Parker-Hannifin Corp.	39,311	38,451
Verisk Analytics, Inc.	189,123	33,953
Siemens AG (ADR)	191,551	30,823
Johnson Controls International PLC	157,835	23,061
Waste Connections, Inc.	127,090	21,185
Ingersoll-Rand, Inc.	240,430	19,713
HEICO Corp.	42,664	15,197
BAE Systems PLC (ADR)	136,409	13,361
CSX Corp.	277,000	13,166
RELX PLC (ADR)	307,269	9,731
Equifax, Inc.	60,828	9,655
Trane Technologies PLC	14,265	7,006
Applied Industrial Technologies, Inc.	16,977	5,741
Waste Management, Inc.	23,162	5,162
FedEx Corp.	14,386	4,505
		1,607,472

Health care 12.28%
Eli Lilly and Co.	210,724	252,749
UnitedHealth Group, Inc.	498,846	207,335
CVS Health Corp.	1,786,330	184,796
AbbVie, Inc.	543,316	136,720
Amgen, Inc.	353,816	128,124
Abbott Laboratories	1,012,033	91,832
Gilead Sciences, Inc.	669,228	84,550
Danaher Corp.	384,526	73,244
Johnson & Johnson	259,728	65,963
Vertex Pharmaceuticals, Inc. (a)	127,427	63,297
Merck & Co., Inc.	462,923	59,486
Thermo Fisher Scientific, Inc.	67,471	33,827
AstraZeneca PLC	163,340	30,972
Zimmer Biomet Holdings, Inc.	280,713	24,167
Humana, Inc.	48,957	19,447
Illumina, Inc. (a)	105,914	18,623
Elevance Health, Inc.	39,244	15,177
Novo Nordisk AS, Class B (ADR)	303,343	14,542
Bristol-Myers Squibb Co.	96,148	5,540
McKesson Corp.	4,752	3,591
Align Technology, Inc. (a)	18,449	3,112
Cardinal Health, Inc.	3,778	897
		1,517,991

Consumer staples 9.02%
Philip Morris International, Inc.	2,502,823	452,786
53	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares		Value (000)
Consumer staples (continued)
British American Tobacco PLC (ADR)	2,788,863		$172,240
Keurig Dr Pepper, Inc.	3,413,637		111,728
Coca-Cola Co.	945,125		76,810
Mondelez International, Inc., Class A	1,221,313		70,641
Costco Wholesale Corp.	53,230		49,795
Altria Group, Inc.	570,892		41,076
Procter & Gamble Co.	245,949		36,066
Constellation Brands, Inc., Class A	201,045		27,963
Church & Dwight Co., Inc.	221,466		21,456
Nestle SA (ADR)	200,456		20,585
Walmart, Inc.	150,834		17,084
Kraft Heinz Co. (The)	390,366		9,220
Bunge Global SA	74,092		7,908
			1,115,358

Consumer discretionary 6.85%
Royal Caribbean Cruises, Ltd.	544,854		173,007
Starbucks Corp.	860,339		87,918
Yum! Brands, Inc.	497,195		79,482
D.R. Horton, Inc.	483,334		78,725
Amazon.com, Inc. (a)	303,338		72,298
Home Depot, Inc.	200,677		70,775
Darden Restaurants, Inc.	311,428		64,157
TJX Cos., Inc. (The)	216,594		32,814
NIKE, Inc., Class B	758,337		31,130
General Motors Co.	340,020		26,209
Tractor Supply Co.	761,180		24,061
Booking Holdings, Inc.	124,588		22,207
Texas Roadhouse, Inc.	107,719		20,815
Vail Resorts, Inc.	136,352		18,564
Marriott International, Inc., Class A	49,140		18,211
Toll Brothers, Inc.	76,979		12,682
Chipotle Mexican Grill, Inc. (a)	211,532		7,192
Sony Group Corp. (ADR)	268,839		5,393
Genuine Parts Co.	6,209		732
			846,372

Communication services 5.04%
Alphabet, Inc., Class A	601,553		214,977
Alphabet, Inc., Class C	421,764		149,022
Meta Platforms, Inc., Class A	247,376		139,344
Comcast Corp., Class A	2,585,879		63,483
Walt Disney Co. (The)	243,999		23,485
AT&T, Inc.	929,750		19,246
Netflix, Inc. (a)	177,872		12,700
Versant Media Group, Inc., Class A	—	(c)	—	(c)
			622,257

Energy 3.56%
Exxon Mobil Corp.	837,050		114,441
ConocoPhillips	759,729		78,981
EOG Resources, Inc.	516,284		66,978
Chevron Corp.	322,579		53,471
Canadian Natural Resources, Ltd.	1,223,962		48,346
TC Energy Corp.	360,429		23,893
ONEOK, Inc.	185,119		16,094
Halliburton Co.	384,170		13,043
American Funds Insurance Series	54

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
SLB, Ltd.	216,823	$10,080
EQT Corp.	189,374	10,069
TotalEnergies SE	65,622	5,103
		440,499

Utilities 3.42%
Constellation Energy Corp.	415,733	103,256
FirstEnergy Corp.	1,286,743	61,172
Southern Co. (The)	614,643	58,827
Sempra	623,528	57,807
CenterPoint Energy, Inc.	831,534	36,621
DTE Energy Co.	216,979	33,061
Exelon Corp.	614,315	28,639
Entergy Corp.	162,119	18,621
CMS Energy Corp.	176,218	13,481
Atmos Energy Corp.	67,234	11,582
		423,067

Real estate 3.38%
Welltower, Inc. REIT	954,791	216,709
Public Storage REIT	290,754	92,550
Simon Property Group, Inc. REIT	155,587	34,797
Prologis, Inc. REIT	196,540	26,625
Ventas, Inc. REIT	211,559	18,786
American Tower Corp. REIT	92,640	15,153
Extra Space Storage, Inc. REIT	42,274	6,142
Rexford Industrial Realty, Inc. REIT	156,135	5,231
CoStar Group, Inc. (a)	56,201	1,592
		417,585

Materials 2.44%
Air Products and Chemicals, Inc.	308,800	90,534
Wheaton Precious Metals Corp.	548,764	61,637
Corteva, Inc.	640,224	54,220
Linde PLC	62,534	32,451
International Paper Co.	562,301	21,424
Royal Gold, Inc.	102,974	20,555
BHP Group Ltd. (ADR)	109,964	9,161
LyondellBasell Industries NV	85,405	4,497
International Flavors & Fragrances, Inc.	40,800	3,232
Mosaic Co.	85,334	1,808
BASF SE (ADR)	98,075	1,305
H.B. Fuller Co.	9,600	560
		301,384
Total common stocks (cost: $6,902,662,000)		11,852,650

Convertible stocks 1.19%
Communication services 0.70%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	955,588	48,630
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	749,785	37,714
		86,344
55	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Convertible stocks (continued)	Shares	Value (000)
Financials 0.30%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	769,148	$30,651
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	116,666	7,107
		37,758

Industrials 0.10%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	182,329	12,271

Utilities 0.09%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	225,653	11,224
Total convertible stocks (cost: $151,904,000)		147,597

Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 3.70% (d)(e)	3,256,296	325,597
Total short-term securities (cost: $325,581,000)		325,597

Total investment securities 99.73% (cost: $7,380,147,000)		12,325,844
Other assets less liabilities 0.27%		33,975
Net assets 100.00%		$12,359,819

Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 3.70% (d)	$272,530	$792,377	$739,228	$(41)	$(41)	$325,597	$6,864

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Amount less than one thousand.
(d)	Rate represents the seven-day yield at 6/30/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	56

U.S. Small and Mid Cap Equity Fund

Investment portfolio June 30, 2026	unaudited

Common stocks 95.88%	Shares	Value (000)
Financials 19.71%
WEX, Inc. (a)	12,767	$1,801
RenaissanceRe Holdings, Ltd.	5,482	1,737
Brown & Brown, Inc.	22,934	1,471
Citizens Financial Group, Inc.	20,695	1,450
GQG Partners, Inc. (CDI)	1,174,454	1,177
Arthur J. Gallagher & Co.	4,777	1,097
Block, Inc., Class A (a)	12,983	987
Capital One Financial Corp.	4,670	937
Fifth Third Bancorp	15,747	888
KeyCorp	37,575	866
Affirm Holdings, Inc., Class A (a)	10,524	858
Tradeweb Markets, Inc., Class A	8,379	835
Aon PLC, Class A	2,412	800
Victory Capital Holdings, Inc., Class A	8,299	698
LPL Financial Holdings, Inc.	2,419	681
StepStone Group, Inc., Class A	14,672	607
Essent Group, Ltd.	9,122	586
American International Group, Inc.	7,660	571
Principal Financial Group, Inc.	5,234	564
Fiserv, Inc. (a)	10,086	495
TPG, Inc., Class A	10,648	432
Ameriprise Financial, Inc.	889	408
Ally Financial, Inc.	8,296	381
Wesbanco, Inc.	8,897	347
Artisan Partners Asset Management, Inc., Class A	9,806	339
Glacier Bancorp, Inc.	5,938	306
FirstCash Holdings, Inc.	867	188
Kinsale Capital Group, Inc.	476	157
Accelerant Holdings, Class A (a)	10,021	118
		21,782

Industrials 18.08%
Bloom Energy Corp., Class A (a)	9,325	2,823
Comfort Systems USA, Inc.	964	1,911
Crane Co.	4,431	988
Copart, Inc. (a)	33,228	937
XPO, Inc. (a)	4,539	932
ATI, Inc. (a)	4,569	901
AGCO Corp.	6,669	798
United Rentals, Inc.	683	774
FTAI Aviation, Ltd.	2,817	762
United Parcel Service, Inc., Class B	7,009	753
Alaska Air Group, Inc. (a)	12,523	654
APi Group Corp. (a)	14,756	625
Generac Holdings, Inc. (a)	1,989	582
CSX Corp.	11,549	549
Applied Industrial Technologies, Inc.	1,507	510
Builders FirstSource, Inc. (a)	5,572	499
VSE Corp.	2,181	498
Karman Holdings, Inc. (a)	9,449	472
Ingersoll-Rand, Inc.	4,510	370
Carrier Global Corp.	4,856	356
Arxis, Inc., Class A (a)	7,415	342
HEICO Corp.	910	324
CSW Industrials, Inc.	1,086	302
PACCAR, Inc.	2,440	293
Loar Holdings, Inc. (a)	3,586	289
C.H. Robinson Worldwide, Inc.	1,525	287
Toro Co. (The)	2,884	281
SPX Technologies, Inc. (a)	1,070	262
57	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Fluor Corp. (a)	4,674	$245
Core & Main, Inc., Class A (a)	4,351	210
SiteOne Landscape Supply, Inc. (a)	1,670	191
EquipmentShare.com, Inc., Class A (a)	6,880	135
DPC Holdings, Ltd. (a)	2,700	132
		19,987

Information technology 16.02%
Cerebras Systems, Inc., Class A (a)(b)	8,022	1,773
Flex, Ltd. (a)	9,792	1,587
Ingram Micro Holding Corp.	49,953	1,370
Keysight Technologies, Inc. (a)	3,847	1,347
Ciena Corp. (a)	2,048	1,005
Fabrinet, non-registered shares (a)	1,729	972
TTM Technologies, Inc. (a)	5,169	967
Akamai Technologies, Inc. (a)	7,739	915
Cloudflare, Inc., Class A (a)	3,449	846
Semtech Corp. (a)	4,369	707
Ultra Clean Holdings, Inc. (a)	4,162	593
Quantinuum, Inc., Class A (a)	6,970	570
Datadog, Inc., Class A (a)	2,174	566
Skyworks Solutions, Inc.	8,337	565
Hewlett Packard Enterprise Co.	10,534	475
MongoDB, Inc., Class A (a)	1,138	382
GPGI, Inc., Class A (c)	20,637	327
CoreWeave, Inc., Class A (a)	3,180	316
Snowflake, Inc. (a)	1,174	299
Lumentum Holdings, Inc. (a)	339	291
Impinj, Inc. (a)	1,898	272
Fair Isaac Corp. (a)	194	232
ACM Research, Inc., Class A (a)	1,804	229
Twilio, Inc., Class A (a)	972	201
Sanmina Corp. (a)	788	199
Enphase Energy, Inc. (a)	3,945	194
Unity Software, Inc. (a)	6,662	190
Via Transportation, Inc., Class A (a)	9,050	164
Procore Technologies, Inc. (a)	3,861	157
		17,711

Consumer discretionary 13.29%
DoorDash, Inc., Class A (a)	10,514	1,940
NIKE, Inc., Class B	41,485	1,703
LKQ Corp.	37,209	980
Vail Resorts, Inc. (b)	6,812	928
Yum! Brands, Inc.	5,256	840
Hilton Worldwide Holdings, Inc.	2,003	662
Five Below, Inc. (a)	3,388	609
Covista, Inc. (a)	4,598	573
General Motors Co.	6,544	504
Chipotle Mexican Grill, Inc. (a)	14,246	484
Aptiv Holdings, Ltd. (a)	7,195	442
D.R. Horton, Inc.	2,318	378
TopBuild Corp. (a)	1,042	370
SharkNinja, Inc. (a)	2,432	370
Texas Roadhouse, Inc.	1,888	365
Century Communities, Inc.	4,923	353
Rivian Automotive, Inc., Class A (a)	18,663	324
Polaris, Inc.	4,371	299
Brinker International, Inc. (a)	1,669	280
American Funds Insurance Series	58

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd.	870	$276
O’Reilly Automotive, Inc. (a)	2,936	270
Darden Restaurants, Inc.	1,301	268
Carnival Corp., Ltd.	9,124	261
Cavco Industries, Inc. (a)	404	248
Warby Parker, Inc., Class A (a)	8,087	245
AutoZone, Inc. (a)	68	217
Toll Brothers, Inc.	1,309	216
CAVA Group, Inc. (a)	2,311	181
Versigent PLC (a)	2,515	106
		14,692

Health care 11.20%
Revolution Medicines, Inc. (a)	6,298	1,180
Align Technology, Inc. (a)	5,893	994
Humana, Inc.	2,126	845
Illumina, Inc. (a)	4,586	806
Bio-Techne Corp.	10,570	747
Ionis Pharmaceuticals, Inc. (a)	8,511	675
Oruka Therapeutics, Inc. (a)	6,925	659
Medline, Inc., Class A (a)	16,057	633
Definium Therapeutics, Inc. (a)	12,914	608
NewAmsterdam Pharma Co. NV (a)	17,671	599
Generate Biomedicines, Inc. (a)	26,200	442
Charles River Laboratories International, Inc. (a)	1,836	416
Veeva Systems, Inc., Class A (a)	2,340	415
Natera, Inc. (a)	1,469	399
Spyre Therapeutics, Inc. (a)	4,263	378
Penumbra, Inc. (a)	1,171	370
Alignment Healthcare, Inc. (a)	14,548	346
Tenet Healthcare Corp. (a)	1,502	281
Elanco Animal Health, Inc. (a)	10,744	264
Alnylam Pharmaceuticals, Inc. (a)	854	257
Boston Scientific Corp. (a)	5,931	253
Krystal Biotech, Inc. (a)	675	251
Regeneron Pharmaceuticals, Inc.	372	232
Zimmer Biomet Holdings, Inc.	1,983	171
IQVIA Holdings, Inc. (a)	833	161
		12,382

Consumer staples 4.80%
US Foods Holding Corp. (a)	16,337	1,671
e.l.f. Beauty, Inc. (a)	15,607	1,155
Monster Beverage Corp. (a)	11,445	1,100
Caseys General Stores, Inc.	871	692
Keurig Dr Pepper, Inc.	7,046	231
Constellation Brands, Inc., Class A	1,329	185
Estee Lauder Cos., Inc. (The), Class A	2,258	178
Campbell’s Co. (The)	4,190	93
		5,305

Materials 3.35%
Corteva, Inc.	13,738	1,163
Element Solutions, Inc.	12,375	591
Louisiana-Pacific Corp.	7,007	551
Royal Gold, Inc.	2,384	476
Perpetua Resources Corp. (a)	21,310	442
59	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Alcoa Corp.	3,811	$199
USA Rare Earth, Inc., Class A (a)(c)	7,553	163
Westlake Corp.	1,654	121
		3,706

Utilities 3.14%
Exelon Corp.	36,267	1,691
PG&E Corp.	31,926	537
IDACORP, Inc.	3,541	536
American Electric Power Co., Inc.	2,122	290
NRG Energy, Inc.	1,318	192
Vistra Corp.	1,038	165
FirstEnergy Corp.	1,139	54
		3,465

Energy 2.70%
Diamondback Energy, Inc.	5,764	1,013
Expand Energy Corp.	7,254	662
SLB, Ltd.	11,344	527
Baker Hughes Co., Class A	4,929	274
Viper Energy, Inc., Class A	6,048	256
Permian Resources Corp., Class A	13,530	249
		2,981

Real estate 1.80%
Simon Property Group, Inc. REIT	4,533	1,014
American Healthcare REIT, Inc.	6,725	351
Essex Property Trust, Inc. REIT	1,166	340
Crown Castle, Inc. REIT	3,726	282
		1,987

Communication services 1.79%
ROBLOX Corp., Class A (a)	17,368	945
New York Times Co., Class A	7,592	531
Live Nation Entertainment, Inc. (a)	2,759	505
		1,981
Total common stocks (cost: $90,462,000)		105,979

Short-term securities 2.27%
Money market investments 2.27%
Capital Group Central Cash Fund 3.70% (d)(e)	25,132	2,513
Total short-term securities (cost: $2,513,000)		2,513

Total investment securities 98.15% (cost: $92,975,000)		108,492
Other assets less liabilities 1.85%		2,047
Net assets 100.00%		$110,539
American Funds Insurance Series	60

U.S. Small and Mid Cap Equity Fund (continued)

Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)		Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 2.27%
Money market investments 2.27%
Capital Group Central Cash Fund 3.70% (d)	$2,963	$31,394	$31,844	$—	(f)	$—	(f)	$2,513	$63

Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$382	$327	0.29%
USA Rare Earth, Inc., Class A (a)	1/26/2026	162	163	0.15
Total		$544	$490	0.44%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 6/30/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Amount less than one thousand.

Key to abbreviation(s)

CDI = CREST Depository Interest

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

61	American Funds Insurance Series

Capital World Growth and Income Fund

Investment portfolio June 30, 2026	unaudited

Common stocks 95.25%	Shares	Value (000)
Information technology 28.71%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,708,772	$131,214
Broadcom, Inc.	225,041	85,009
Micron Technology, Inc.	51,976	59,995
NVIDIA Corp.	254,595	50,942
Apple, Inc.	139,478	40,359
ASML Holding NV	20,198	40,058
Microsoft Corp.	106,727	39,811
Intel Corp. (a)	207,191	28,930
Applied Materials, Inc.	27,673	20,008
SK hynix, Inc.	10,088	17,798
MediaTek, Inc.	121,094	16,535
Lenovo Group, Ltd.	3,814,000	11,394
Tokyo Electron, Ltd.	22,475	10,869
Western Digital Corp.	14,324	9,149
Oracle Corp.	55,120	8,078
Corning, Inc.	31,165	7,961
Samsung Electronics Co., Ltd.	35,730	7,811
Seagate Technology Holdings PLC	7,366	7,108
Amphenol Corp., Class A	36,260	6,393
Allegro MicroSystems, Inc. (a)	83,948	5,845
International Business Machines Corp.	13,376	3,762
Cloudflare, Inc., Class A (a)	14,770	3,623
Jentech Precision Industrial Co., Ltd.	32,000	3,477
Cisco Systems, Inc.	26,825	3,151
Marvell Technology, Inc.	8,149	2,428
ARM Holdings PLC (ADR) (a)	4,555	1,615
Accenture PLC, Class A	12,592	1,567
AppLovin Corp., Class A (a)	2,540	1,309
Fujitsu, Ltd.	52,000	1,038
Zhongji Innolight Co., Ltd., Class A	5,300	1,002
Nokia Corp.	65,423	866
EPAM Systems, Inc. (a)	10,574	839
ASE Technology Holding Co., Ltd.	36,000	777
Quantinuum, Inc., Class A (a)	9,486	775
Halma PLC	14,703	768
Disco Corp.	1,000	508
Strategy, Inc., Class A (a)	4,619	402
		633,174

Industrials 13.85%
BAE Systems PLC	843,669	20,640
Airbus SE, non-registered shares	82,994	18,473
Deere & Co.	28,610	18,148
RTX Corp.	87,411	16,585
General Electric Co.	42,294	15,807
Union Pacific Corp.	56,093	15,257
Siemens AG	37,404	12,019
Volvo AB, Class B	347,416	11,811
TransDigm Group, Inc.	8,716	11,610
Carrier Global Corp.	142,669	10,465
United Rentals, Inc.	7,832	8,873
Rolls-Royce Holdings PLC	423,127	8,124
Siemens Energy AG	38,892	7,371
Marubeni Corp.	247,419	7,205
Safran SA	18,163	7,181
Techtronic Industries Co., Ltd.	407,000	6,795
Leonardo SpA	124,276	6,664
Prysmian SpA	36,680	6,162
Ryanair Holdings PLC (ADR)	93,811	6,074
Ingersoll-Rand, Inc.	70,555	5,785
American Funds Insurance Series	62

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares		Value (000)
Industrials (continued)
Recruit Holdings Co., Ltd.	75,321		$5,243
Lockheed Martin Corp.	9,764		4,974
Deutsche Post AG	80,630		4,893
Hitachi, Ltd.	162,900		4,527
Mitsui & Co., Ltd.	147,800		4,116
Compagnie de Saint-Gobain SA, non-registered shares	44,821		4,058
Adani Ports & Special Economic Zone, Ltd.	188,693		3,630
Parker-Hannifin Corp.	3,275		3,203
Comfort Systems USA, Inc.	1,616		3,203
Bouygues SA	57,089		3,185
L3Harris Technologies, Inc.	9,996		2,905
Weir Group PLC (The)	89,475		2,855
International Consolidated Airlines Group SA (CDI)	446,853		2,835
Sieyuan Electric Co., Ltd., Class A	109,600		2,809
RELX PLC	88,624		2,791
Melrose Industries PLC	432,809		2,729
Hanwha Aerospace Co., Ltd.	3,961		2,551
Bureau Veritas SA	80,457		2,465
Vestas Wind Systems AS	86,267		2,437
Weichai Power Co., Ltd., Class A	320,700		1,301
Weichai Power Co., Ltd., Class H	236,000		1,037
MTU Aero Engines AG	5,375		2,236
Saab AB, Class B	37,205		1,930
CK Hutchison Holdings, Ltd.	216,500		1,840
Rocket Lab Corp. (a)	14,827		1,507
Crane Co.	5,519		1,231
Core & Main, Inc., Class A (a)	24,461		1,180
ITOCHU Corp.	101,700		1,169
Boeing Co. (The) (a)	5,301		1,148
Legrand SA	6,222		1,050
Diploma PLC	10,450		989
PACCAR, Inc.	6,356		764
ATI, Inc. (a)	3,092		609
Rheinmetall AG, non-registered shares	452		512
FedEx Corp.	1,469		460
FedEx Freight Holding Co., Inc. (a)	734		111
GE Vernova, Inc.	—	(b)	—	(b)
			305,532

Financials 10.39%
UniCredit SpA	132,086		11,817
Citigroup, Inc.	76,101		10,651
JPMorgan Chase & Co.	28,246		9,246
BPER Banca SpA	582,293		9,140
Aviva PLC	1,009,895		8,714
HSBC Holdings PLC (HKD denominated)	449,600		8,547
Bank of America Corp.	145,103		8,268
Progressive Corp.	34,534		7,544
ING Groep NV	227,810		7,207
Mizuho Financial Group, Inc.	137,900		6,622
Nu Holdings, Ltd., Class A (a)	479,299		6,403
Galaxy Digital, Inc., Class A (a)(c)	153,894		4,208
Galaxy Digital, Inc., Class A (a)	62,958		1,721
Zurich Insurance Group AG	7,430		5,487
BlackRock, Inc.	5,516		5,304
Visa, Inc., Class A	14,955		5,131
NatWest Group PLC	579,979		5,112
Arthur J. Gallagher & Co.	21,487		4,933
Chubb, Ltd.	14,455		4,925
Munchener Ruckversicherungs-Gesellschaft AG	8,781		4,902
63	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
AIA Group, Ltd.	530,669	$4,867
Banco Bilbao Vizcaya Argentaria SA	190,272	4,773
BNP Paribas SA	37,347	4,365
Erste Group Bank AG	32,330	4,331
Apollo Asset Management, Inc.	35,489	4,199
Mastercard, Inc., Class A	7,676	3,942
KB Financial Group, Inc.	38,145	3,923
Blackstone, Inc.	32,628	3,839
Svenska Handelsbanken AB, Class A	229,766	3,381
Japan Post Bank Co., Ltd.	177,500	3,381
FinecoBank SpA	131,783	3,306
Saudi National Bank (The)	317,582	3,270
DBS Group Holdings, Ltd.	62,400	3,153
IG Group Holdings PLC	120,849	2,900
Wells Fargo & Co.	33,615	2,778
Danske Bank AS	50,603	2,715
Credicorp, Ltd.	6,761	2,634
MS&AD Insurance Group Holdings, Inc.	98,600	2,575
Marsh & McLennan Cos., Inc.	15,109	2,518
Shinhan Financial Group Co., Ltd.	32,882	2,038
Aon PLC, Class A	6,115	2,028
B3 SA - Brasil, Bolsa, Balcao	698,114	1,965
Banco Comercial Portugues, SA	1,616,523	1,914
American Express Co.	5,240	1,772
3i Group PLC	50,140	1,655
Intact Financial Corp.	7,877	1,626
National Bank of Canada	9,589	1,514
Allianz SE	3,044	1,441
American International Group, Inc.	18,281	1,363
Brown & Brown, Inc.	21,145	1,356
Partners Group Holding AG	1,457	1,193
Tokio Marine Holdings, Inc.	25,700	1,138
Ping An Insurance (Group) Co. of China, Ltd., Class H	166,500	1,089
HDFC Bank, Ltd.	62,692	530
HDFC Bank, Ltd. (ADR)	17,258	446
Banco Santander SA	58,211	805
Israel Discount Bank, Ltd., Class A	68,760	682
LPL Financial Holdings, Inc.	2,038	574
Abu Dhabi Commercial Bank PJSC	132,339	523
Sumitomo Mitsui Financial Group, Inc.	8,100	317
Banco BPM SpA	16,674	288
Samsung Life Insurance Co., Ltd.	306	80
Sberbank of Russia PJSC (d)	3,196,952	—	(b)
		229,069

Communication services 8.74%
Alphabet, Inc., Class A	130,741	46,723
Alphabet, Inc., Class C	124,870	44,120
Meta Platforms, Inc., Class A	49,806	28,055
SoftBank Group Corp.	668,168	25,068
Singapore Telecommunications, Ltd.	2,722,163	9,328
Netflix, Inc. (a)	97,053	6,930
Orange	307,527	5,801
NetEase, Inc.	205,400	5,287
Tencent Holdings, Ltd.	85,600	4,717
Space Exploration Technologies Corp., Class A (a)(e)	23,900	4,083
Publicis Groupe SA	33,084	3,270
Omnicom Group, Inc.	38,481	2,803
Comcast Corp., Class A	101,412	2,490
Bharti Airtel, Ltd.	91,322	1,790
American Funds Insurance Series	64

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares		Value (000)
Communication services (continued)
AT&T, Inc.	84,101		$1,741
Advanced Info Service PCL, foreign registered shares	43,100		478
Versant Media Group, Inc., Class A	—	(b)	—	(b)
			192,684

Health care 7.05%
Eli Lilly and Co.	32,088		38,487
Novo Nordisk AS, Class B	365,063		17,514
Vertex Pharmaceuticals, Inc. (a)	32,682		16,234
Johnson & Johnson	40,443		10,271
Abbott Laboratories	77,668		7,048
Gilead Sciences, Inc.	55,344		6,992
UnitedHealth Group, Inc.	15,517		6,449
AstraZeneca PLC (GBP denominated)	33,655		6,296
Takeda Pharmaceutical Co., Ltd.	184,300		5,819
Stryker Corp.	17,968		5,657
AbbVie, Inc.	20,563		5,175
Sanofi	51,831		4,429
Amgen, Inc.	12,096		4,380
Thermo Fisher Scientific, Inc.	8,453		4,238
Molina Healthcare, Inc. (a)	10,980		2,511
EssilorLuxottica SA	11,261		2,113
BioMarin Pharmaceutical, Inc. (a)	35,619		2,038
Medtronic PLC	24,360		1,906
Medline, Inc., Class A (a)	48,036		1,895
Argenx SE, non-registered shares (a)	1,864		1,729
WuXi AppTec Co., Ltd., Class H	68,500		1,347
Danaher Corp.	6,996		1,333
Fresenius SE & Co. KGaA	11,068		505
Boston Scientific Corp. (a)	9,698		414
Insulet Corp. (a)	2,281		347
Alnylam Pharmaceuticals, Inc. (a)	1,101		331
GE HealthCare Technologies, Inc.	—	(b)	—	(b)
			155,458

Materials 6.86%
Vale SA, ordinary nominative shares	1,754,722		26,472
Vale SA (ADR), ordinary nominative shares	258,934		3,895
Freeport-McMoRan, Inc.	341,509		21,478
First Quantum Minerals, Ltd. (a)	346,898		9,476
Linde PLC	18,197		9,443
Anglo American PLC	162,264		7,947
Air Products and Chemicals, Inc.	26,611		7,802
Glencore PLC	952,397		6,496
Southern Copper Corp.	34,802		6,065
Eldorado Gold Corp. (CAD denominated)	148,010		4,607
Eldorado Gold Corp.	35,737		1,111
Ivanhoe Mines, Ltd., Class A (a)	598,704		4,690
Smurfit Westrock PLC	87,666		4,055
Heidelberg Materials AG, non-registered shares	20,896		3,986
Anglogold Ashanti PLC	46,315		3,746
Rio Tinto PLC	38,975		3,686
Grupo Mexico, SAB de CV, Series B	238,517		2,704
Corteva, Inc.	30,855		2,613
Agnico Eagle Mines, Ltd. (CAD denominated)	16,033		2,491
Lundin Mining Corp.	92,188		2,246
Franco-Nevada Corp.	9,405		1,960
Antofagasta PLC	37,890		1,924
CRH PLC	15,651		1,675
65	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Shin-Etsu Chemical Co., Ltd.	37,400	$1,631
BASF SE	29,634	1,584
Akzo Nobel NV	21,899	1,485
Lynas Rare Earths, Ltd. (a)	116,397	1,459
Air Liquide SA	7,358	1,457
LyondellBasell Industries NV	21,524	1,133
Zijin Mining Group Co., Ltd., Class A	197,100	732
China Hongqiao Group, Ltd., Class H	190,000	488
OR Royalties, Inc.	13,125	416
Mitsui Kinzoku Co., Ltd.	1,200	321
		151,274

Consumer discretionary 6.83%
Amazon.com, Inc. (a)	182,367	43,465
Tesla, Inc. (a)	41,312	17,376
Compagnie Financiere Richemont SA, Class A	53,733	12,469
Carvana Co., Class A (a)	140,714	9,262
Industria de Diseno Textil SA	140,957	8,884
MercadoLibre, Inc. (a)	4,276	7,258
Royal Caribbean Cruises, Ltd.	21,957	6,972
Home Depot, Inc.	13,245	4,671
Starbucks Corp.	45,070	4,606
Compagnie Generale des Etablissements Michelin	110,102	4,253
Trip.com Group, Ltd. (ADR) (a)	74,423	2,965
Trip.com Group, Ltd. (a)	32,436	1,288
LVMH Moet Hennessy-Louis Vuitton SE	7,188	3,980
Moncler SpA	47,676	2,766
D.R. Horton, Inc.	15,946	2,597
Midea Group Co., Ltd., Class A	169,400	1,885
Compass Group PLC	56,048	1,811
Booking Holdings, Inc.	8,950	1,595
Flutter Entertainment PLC (a)	14,827	1,515
Fast Retailing Co., Ltd.	2,900	1,483
McDonald’s Corp.	5,089	1,376
Aristocrat Leisure, Ltd.	31,803	1,355
Suzuki Motor Corp.	105,800	1,274
Accor SA	18,196	1,058
Shimano, Inc.	8,600	919
Kering SA	2,654	755
Zensho Holdings Co., Ltd.	15,000	744
Dollarama, Inc.	4,772	631
NEXT PLC	2,981	575
NIKE, Inc., Class B	11,120	456
Vinted, Ltd. (a)(c)(d)	4,978	447
		150,691

Consumer staples 4.69%
Philip Morris International, Inc.	265,345	48,004
British American Tobacco PLC	248,083	15,301
Nestle SA	129,218	13,270
Imperial Brands PLC	249,748	9,234
Sysco Corp.	34,046	2,846
JBS NV (BDR)	219,305	2,585
Bunge Global SA	21,333	2,277
Ocado Group PLC (a)	765,124	1,819
Danone SA	20,047	1,644
Coca-Cola Co.	16,932	1,376
US Foods Holding Corp. (a)	13,454	1,376
Constellation Brands, Inc., Class A	9,701	1,349
American Funds Insurance Series	66

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
WH Group, Ltd.	833,500	$884
Kweichow Moutai Co., Ltd., Class A	3,600	628
Mondelez International, Inc., Class A	8,433	488
Altria Group, Inc.	3,771	271
Coca-Cola HBC AG (CDI)	2,596	169
		103,521

Energy 3.85%
Canadian Natural Resources, Ltd. (CAD denominated)	458,124	18,128
Cameco Corp. (CAD denominated)	114,153	11,635
Cameco Corp.	43,885	4,470
EOG Resources, Inc.	111,166	14,422
Shell PLC (GBP denominated)	342,364	13,261
Shell PLC (EUR denominated)	12,196	471
Neste OYJ	156,889	5,100
Baker Hughes Co., Class A	76,191	4,229
BP PLC	609,439	3,751
TC Energy Corp. (CAD denominated)	56,272	3,726
Exxon Mobil Corp.	20,819	2,846
Expand Energy Corp.	23,665	2,158
ADNOC Drilling Co. PJSC	325,508	509
Ovintiv, Inc.	6,127	323
		85,029

Utilities 3.50%
Engie SA	670,207	21,133
Engie SA, bonus shares	41,586	1,311
Dominion Energy, Inc.	122,232	8,347
Xcel Energy, Inc.	102,861	8,260
Pinnacle West Capital Corp.	71,494	7,650
Southern Co. (The)	75,149	7,193
Iberdrola SA, non-registered shares	220,701	5,508
National Grid PLC	295,859	4,898
E.ON SE	138,373	2,855
Duke Energy Corp.	20,553	2,602
DTE Energy Co.	12,016	1,831
NextEra Energy, Inc.	20,722	1,819
Constellation Energy Corp.	6,806	1,690
Exelon Corp.	31,044	1,447
SSE PLC	21,466	694
		77,238

Real estate 0.78%
Prologis, Inc. REIT	49,010	6,639
China Resources Mixc Lifestyle Services, Ltd.	819,600	3,845
Ventas, Inc. REIT	21,168	1,880
Mitsubishi Estate Co., Ltd.	70,700	1,800
UDR, Inc. REIT	34,173	1,364
Goodman Logistics (HK), Ltd. REIT	61,586	1,335
China Resources Land, Ltd.	36,000	138
Simon Property Group, Inc. REIT	587	131
		17,132
Total common stocks (cost: $1,126,263,000)		2,100,802
67	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Preferred securities 0.63%	Shares	Value (000)
Financials 0.52%
Itau Unibanco Holding SA, preferred nominative shares	821,772	$6,715
Itau Unibanco Holding SA (ADR), preferred nominative shares	258,264	2,110
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	178,379	1,946
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	69,041	697
		11,468

Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	7,713	1,080
Anthropic, PBC, Class H, preferred shares (a)(c)(d)	1,121	660
		1,740

Consumer discretionary 0.03%
Vinted, Ltd., Class A-1, preferred shares (a)(c)(d)	3,992	359
Vinted, Ltd., Class C, preferred shares (a)(c)(d)	2,174	195
Vinted, Ltd., Class E, preferred shares (a)(c)(d)	1,201	108
Vinted, Ltd., Class B, preferred shares (a)(c)(d)	455	41
Vinted, Ltd., Class F, preferred shares (a)(c)(d)	373	34
		737
Total preferred securities (cost: $13,400,000)		13,945

Convertible stocks 0.78%
Communication services 0.47%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	107,566	5,474
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	96,334	4,846

Information technology 0.31%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	151,009	6,788
Total convertible stocks (cost: $18,059,000)		17,108

	Principal amount
Bonds, notes & other debt instruments 0.20%	(000)
Bonds & notes of governments & government agencies outside the U.S. 0.20%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL	3,300	628
Brazil (Federative Republic of) 10.00% 1/1/2031		23,000	3,876
			4,504
Total bonds, notes & other debt instruments (cost: $4,619,000)			4,504

Short-term securities 3.32%	Shares
Money market investments 3.32%
Capital Group Central Cash Fund 3.70% (f)(g)	732,595	73,252
Total short-term securities (cost: $73,253,000)		73,252

Total investment securities 100.18% (cost: $1,235,594,000)		2,209,611
Other assets less liabilities (0.18)%		(3,939)
Net assets 100.00%		$2,205,672
American Funds Insurance Series	68

Capital World Growth and Income Fund (continued)

Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 3.32%
Money market investments 3.32%
Capital Group Central Cash Fund 3.70% (f)	$26,204	$187,736	$140,684	$1	$(5)	$73,252	$884

Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)	10/10/2025	$5,540	$4,208	0.19%
Vinted, Ltd. (a)(d)	4/20/2026	417	447	0.02
Vinted, Ltd., Class A-1, preferred shares (a)(d)	4/20/2026	335	359	0.02
Vinted, Ltd., Class C, preferred shares (a)(d)	4/20/2026	182	195	0.01
Vinted, Ltd., Class E, preferred shares (a)(d)	4/20/2026	101	108	—	(h)
Vinted, Ltd., Class B, preferred shares (a)(d)	4/20/2026	38	41	—	(h)
Vinted, Ltd., Class F, preferred shares (a)(d)	4/20/2026	31	34	—	(h)
Anthropic, PBC, Class H, preferred shares (a)(d)	5/28/2026	660	660	0.03
Total		$7,304	$6,052	0.27%

(a)	Non-income producing.
(b)	Amount less than one thousand.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

BDR = Brazilian Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

69	American Funds Insurance Series

Growth-Income Fund

Investment portfolio June 30, 2026	unaudited

Common stocks 97.15%	Shares	Value (000)
Information technology 36.02%
NVIDIA Corp.	15,317,913	$3,064,961
Broadcom, Inc.	6,650,461	2,512,212
Microsoft Corp.	6,394,077	2,385,118
Applied Materials, Inc.	2,105,485	1,522,266
Taiwan Semiconductor Manufacturing Co., Ltd.	15,220,580	1,168,768
Apple, Inc.	3,525,181	1,020,046
Cisco Systems, Inc.	7,417,765	871,291
Seagate Technology Holdings PLC	872,636	842,094
Entegris, Inc.	3,114,310	560,140
Amphenol Corp., Class A	3,011,067	530,911
Corning, Inc.	1,609,163	411,028
KLA Corp.	1,044,990	315,284
Arista Networks, Inc. (a)	1,536,701	261,055
Intel Corp. (a)	1,800,601	251,418
ASML Holding NV	68,333	135,521
Salesforce, Inc.	808,792	126,705
Accenture PLC, Class A	888,876	110,612
Cognizant Technology Solutions Corp., Class A	2,562,701	99,253
Oracle Corp.	612,712	89,793
Fair Isaac Corp. (a)	69,861	83,468
Marvell Technology, Inc.	252,747	75,291
AppLovin Corp., Class A (a)	100,786	51,928
Micron Technology, Inc.	43,211	49,878
Lattice Semiconductor Corp. (a)	64,331	9,840
		16,548,881

Industrials 11.03%
RTX Corp.	3,891,439	738,323
Carrier Global Corp.	8,352,699	612,670
General Electric Co.	1,446,580	540,630
Uber Technologies, Inc. (a)	6,932,508	500,250
Automatic Data Processing, Inc.	1,559,898	349,339
XPO, Inc. (a)	1,695,007	347,968
GFL Environmental, Inc., subordinate voting shares	9,288,588	341,727
Ingersoll-Rand, Inc.	2,950,214	241,888
TransDigm Group, Inc.	149,304	198,879
Airbus SE, non-registered shares	884,404	196,848
Union Pacific Corp.	722,668	196,566
Rolls-Royce Holdings PLC	7,997,595	153,555
Caterpillar, Inc.	120,273	128,079
Watsco, Inc.	236,084	98,383
CSX Corp.	1,750,500	83,201
United Rentals, Inc.	54,661	61,925
APi Group Corp. (a)	1,376,246	58,284
Honeywell International, Inc.	249,683	55,904
Honeywell Aerospace Inc. (a)	249,683	55,200
Builders FirstSource, Inc. (a)	516,495	46,216
Northrop Grumman Corp.	75,363	38,383
Boeing Co. (The) (a)	114,449	24,775
		5,068,993

Communication services 9.74%
Alphabet, Inc., Class A	4,867,081	1,739,349
Alphabet, Inc., Class C	1,754,057	619,761
Meta Platforms, Inc., Class A	2,613,642	1,472,238
American Funds Insurance Series	70

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Netflix, Inc. (a)	6,939,023	$495,446
Comcast Corp., Class A	5,858,114	143,817
Space Exploration Technologies Corp., Class A (a)(b)	20,400	3,486
		4,474,097

Consumer discretionary 9.66%
Amazon.com, Inc. (a)	8,844,436	2,107,983
Starbucks Corp.	7,547,089	771,237
Royal Caribbean Cruises, Ltd.	1,998,925	634,719
Viking Holdings, Ltd. (a)	2,765,779	289,494
Home Depot, Inc.	673,891	237,668
Tesla, Inc. (a)	286,215	120,382
DoorDash, Inc., Class A (a)	639,814	118,065
Booking Holdings, Inc.	466,761	83,195
Carvana Co., Class A (a)	1,175,535	77,374
		4,440,117

Health care 9.43%
Eli Lilly and Co.	1,480,151	1,775,337
Vertex Pharmaceuticals, Inc. (a)	1,464,610	727,516
UnitedHealth Group, Inc.	1,116,199	463,926
CVS Health Corp.	4,034,173	417,335
Abbott Laboratories	1,797,011	163,061
AbbVie, Inc.	642,011	161,556
Thermo Fisher Scientific, Inc.	250,288	125,484
Alnylam Pharmaceuticals, Inc. (a)	341,194	102,710
Cigna Group (The)	320,014	88,221
Amgen, Inc.	197,586	71,550
Medline, Inc., Class A (a)	1,397,222	55,106
Gilead Sciences, Inc.	430,961	54,448
Cencora, Inc.	182,294	51,586
Danaher Corp.	229,459	43,707
Intuitive Surgical, Inc. (a)	78,535	31,232
		4,332,775

Financials 8.55%
JPMorgan Chase & Co.	1,860,226	608,908
Mastercard, Inc., Class A	1,096,149	562,982
BlackRock, Inc.	564,702	542,995
Wells Fargo & Co.	6,367,183	526,184
Progressive Corp.	1,708,526	373,227
Goldman Sachs Group, Inc.	198,824	201,085
U.S. Bancorp	3,254,463	196,570
Marsh & McLennan Cos., Inc.	953,815	158,972
Apollo Asset Management, Inc.	1,174,388	138,942
Morgan Stanley	661,928	138,369
Visa, Inc., Class A	382,043	131,075
Fidelity National Information Services, Inc.	3,309,862	128,687
CME Group, Inc., Class A	316,985	70,000
Chubb, Ltd.	163,091	55,572
Blackstone, Inc.	388,677	45,736
Arthur J. Gallagher & Co.	180,193	41,367
KKR & Co., Inc.	95,560	8,770
		3,929,441

Consumer staples 3.30%
British American Tobacco PLC	11,860,957	731,562
71	American Funds Insurance Series

Growth-Income Fund (continued)

		Value
Common stocks (continued)	Shares	(000)
Consumer staples (continued)
Philip Morris International, Inc.	1,773,400	$320,826
Imperial Brands PLC	5,632,889	208,270
Mondelez International, Inc., Class A	2,484,083	143,679
Coca-Cola Co.	747,312	60,734
Procter & Gamble Co.	229,991	33,726
Altria Group, Inc.	210,350	15,135
		1,513,932

Energy 3.05%
Baker Hughes Co., Class A	6,812,486	378,093
Canadian Natural Resources, Ltd. (CAD denominated)	9,294,057	367,765
Canadian Natural Resources, Ltd.	169,835	6,708
TC Energy Corp. (b)	4,229,755	280,390
ONEOK, Inc.	1,218,522	105,938
Exxon Mobil Corp.	757,201	103,525
Expand Energy Corp.	935,202	85,281
Ovintiv, Inc.	785,825	41,374
EOG Resources, Inc.	256,200	33,237
		1,402,311

Utilities 2.88%
CenterPoint Energy, Inc.	7,028,737	309,546
Dominion Energy, Inc.	3,842,641	262,414
Xcel Energy, Inc.	2,980,851	239,362
Entergy Corp.	1,411,202	162,091
NextEra Energy, Inc.	1,680,867	147,530
Constellation Energy Corp.	438,495	108,909
Pinnacle West Capital Corp.	439,510	47,027
PG&E Corp.	2,706,532	45,524
		1,322,403

Materials 2.80%
Linde PLC	1,269,674	658,884
Air Products and Chemicals, Inc.	933,136	273,577
International Paper Co.	6,403,770	243,984
Royal Gold, Inc.	288,172	57,522
Freeport-McMoRan, Inc.	819,796	51,557
		1,285,524

Real estate 0.69%
Welltower, Inc. REIT	786,922	178,608
Prologis, Inc. REIT	1,018,724	138,006
		316,614
Total common stocks (cost: $22,770,035,000)		44,635,088

Convertible stocks 0.02%
Industrials 0.02%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	136,770	9,205
Total convertible stocks (cost: $9,872,000)		9,205
American Funds Insurance Series	72

Growth-Income Fund (continued)

Short-term securities 2.98%	Shares	Value (000)
Money market investments 2.98%
Capital Group Central Cash Fund 3.70% (c)(d)	13,711,643	$1,371,027
Total short-term securities (cost: $1,371,017,000)		1,371,027

Total investment securities 100.15% (cost: $24,150,924,000)		46,015,320
Other assets less liabilities (0.15)%		(71,123)
Net assets 100.00%		$45,944,197

Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Wyndham Hotels & Resorts, Inc. (e)	$371,066	$—	$383,384	$70,753	$(58,435)	$—	$—

Short-term securities 2.98%
Money market investments 2.98%
Capital Group Central Cash Fund 3.70% (c)	1,122,736	3,751,648	3,503,184	(12)	(161)	1,371,027	20,267
Total 2.98%				$70,741	$(58,596)	$1,371,027	$20,267

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Affiliated issuer during the reporting period but no longer held at 6/30/2026.

Key to abbreviation(s)

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

73	American Funds Insurance Series

International Growth and Income Fund

Investment portfolio June 30, 2026	unaudited

Common stocks 94.57%	Shares	Value (000)
Information technology 20.72%
Taiwan Semiconductor Manufacturing Co., Ltd.	344,000	$26,415
ASML Holding NV	7,495	14,864
SK hynix, Inc.	6,440	11,362
MediaTek, Inc.	82,000	11,197
Samsung Electronics Co., Ltd.	49,811	10,890
ASMPT, Ltd.	92,200	2,845
Tokyo Electron, Ltd.	5,800	2,805
Kioxia Holdings Corp. (a)	4,800	2,725
Broadcom, Inc.	6,791	2,565
SAP SE	13,446	2,059
Lenovo Group, Ltd.	374,000	1,117
Dassault Systemes SE	38,893	792
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	6,166	706
Baidu, Inc., Class A (a)	48,000	684
Nokia Corp.	41,920	555
Fujitsu, Ltd.	26,500	529
OBIC Co., Ltd.	19,200	450
Jentech Precision Industrial Co., Ltd.	4,000	435
Bechtle AG, non-registered shares	11,647	412
eMemory Technology, Inc.	3,000	278
Delta Electronics, Inc.	4,000	248
		93,933

Financials 18.63%
UniCredit SpA	65,516	5,862
DBS Group Holdings, Ltd.	83,524	4,220
CaixaBank SA, non-registered shares	271,700	3,856
HSBC Holdings PLC (GBP denominated)	145,723	2,768
HSBC Holdings PLC (HKD denominated)	52,400	996
BNP Paribas SA	28,494	3,330
Skandinaviska Enskilda Banken AB, Class A	145,688	2,900
Banco Bilbao Vizcaya Argentaria SA	105,984	2,659
KB Financial Group, Inc.	23,627	2,430
Societe Generale	25,833	2,287
Japan Post Bank Co., Ltd.	119,847	2,283
Prudential PLC	145,804	1,942
Aviva PLC	211,333	1,823
PICC Property and Casualty Co., Ltd., Class H	980,000	1,798
NatWest Group PLC	196,601	1,733
AIA Group, Ltd.	181,800	1,667
Resona Holdings, Inc.	126,300	1,647
Euronext NV	10,069	1,611
Credicorp, Ltd.	4,057	1,581
Deutsche Boerse AG	5,612	1,531
MS&AD Insurance Group Holdings, Inc.	58,100	1,517
Axis Bank, Ltd.	104,403	1,494
Banco Santander SA	103,374	1,430
Saudi National Bank (The)	136,150	1,402
Bank Hapoalim BM	60,056	1,385
Canadian Imperial Bank of Commerce (CAD denominated)	9,573	1,102
Canadian Imperial Bank of Commerce	2,320	267
AXA SA	27,048	1,356
Standard Chartered PLC (HKD denominated)	24,600	669
Standard Chartered PLC (GBP denominated)	24,626	667
Bank Leumi le-Israel BM	56,359	1,261
T&D Holdings, Inc.	40,500	1,200
Tokio Marine Holdings, Inc.	24,300	1,076
Abu Dhabi Commercial Bank PJSC	270,188	1,068
Abu Dhabi Islamic Bank PJSC	182,646	1,027
Erste Group Bank AG	6,995	937
American Funds Insurance Series	74

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Hiscox, Ltd.	36,968	$906
Mizuho Financial Group, Inc.	18,700	898
Poste Italiane SpA	26,523	868
Hana Financial Group, Inc.	11,529	854
Plus500, Ltd.	12,896	819
Munchener Ruckversicherungs-Gesellschaft AG	1,366	763
Kotak Mahindra Bank, Ltd.	177,448	737
Allianz SE	1,517	718
Tryg A/S	29,266	666
Zurich Insurance Group AG	863	637
London Stock Exchange Group PLC	5,827	631
ING Groep NV	19,440	615
Grupo Financiero Banorte, SAB de CV, Series O	55,732	588
XP, Inc., Class A	33,859	551
Etoro Group, Ltd., Class A (a)	13,573	536
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	853,000	512
Great-West Lifeco, Inc.	7,967	508
Bank Mandiri (Persero) Tbk PT	2,290,600	495
Brookfield Corp., Class A (CAD denominated)	11,472	489
Banca Generali SpA	5,950	443
Macquarie Group, Ltd.	2,432	423
Shinhan Financial Group Co., Ltd.	6,552	406
BAWAG Group AG	2,019	405
ICICI Bank, Ltd.	26,557	387
FirstRand, Ltd.	62,574	371
3i Group PLC	10,779	356
Royal Bank of Canada	1,529	317
Grupo Financiero Inbursa, SAB de CV	131,638	313
HDFC Bank, Ltd.	35,169	297
Hong Kong Exchanges and Clearing, Ltd.	6,300	293
Banco BTG Pactual SA, units	27,500	288
PKO Bank Polski SA, Class C	7,859	216
Shriram Finance, Ltd.	15,764	176
Medibank Private, Ltd.	34,548	119
CVC Capital Partners PLC	6,563	95
Sberbank of Russia PJSC (b)	476,388	—	(c)
		84,478

Industrials 13.98%
BAE Systems PLC	266,987	6,532
Airbus SE, non-registered shares	21,480	4,781
Ryanair Holdings PLC (ADR)	71,018	4,598
Siemens AG	10,774	3,462
Deutsche Post AG	42,788	2,596
Recruit Holdings Co., Ltd.	34,700	2,415
Safran SA	5,790	2,289
Hitachi, Ltd.	71,500	1,987
Bombardier, Inc., Class B (a)	7,825	1,802
Singapore Technologies Engineering, Ltd.	211,600	1,707
Rolls-Royce Holdings PLC	86,922	1,669
Diploma PLC	16,718	1,582
VAT Group AG	1,802	1,576
Mitsubishi Electric Corp.	41,500	1,522
DSV A/S	5,782	1,373
International Consolidated Airlines Group SA (CDI)	213,452	1,354
ITOCHU Corp.	110,300	1,268
Techtronic Industries Co., Ltd.	74,500	1,244
Copa Holdings SA, Class A	7,251	1,128
ABB, Ltd.	10,383	1,127
Schneider Electric SE	3,407	1,118
75	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Komatsu, Ltd.	26,900	$1,053
SPIE SA	16,098	928
Alliance Global Group, Inc.	6,712,500	876
Deutsche Lufthansa AG	75,650	866
RELX PLC	26,426	832
Mitsui & Co., Ltd.	27,900	777
SMC Corp.	1,700	756
Contemporary Amperex Technology Co., Ltd., Class A	12,600	733
Compagnie de Saint-Gobain SA, non-registered shares	7,979	722
Hanwha Aerospace Co., Ltd.	1,114	718
Kingspan Group PLC	6,915	633
Fujikura, Ltd.	15,600	606
Adani Ports & Special Economic Zone, Ltd.	31,037	597
Daikin Industries, Ltd.	3,800	577
Caterpillar, Inc.	524	558
Kubota Corp.	33,200	556
International Container Terminal Services, Inc.	26,360	385
Weir Group PLC (The)	11,772	376
Taisei Corp.	4,000	355
Sunbelt Rentals Holdings, Inc. (CDI)	4,377	319
ASSA ABLOY AB, Class B	8,938	316
Full Truck Alliance Co., Ltd., Class A (ADR)	36,623	297
Leonardo SpA	5,420	291
LG Corp.	4,314	272
Vinci SA	1,848	270
Ebara Corp.	6,200	243
Metso Corp.	13,180	229
SGH, Ltd.	6,284	204
IHI Corp.	10,000	169
Volvo AB, Class B	4,824	164
Larsen & Toubro, Ltd.	3,684	162
Amada Co., Ltd.	6,900	127
Ayala Corp.	15,560	106
Babcock International Group PLC	7,840	99
Wolters Kluwer NV	1,344	87
		63,389

Materials 7.30%
Glencore PLC	587,690	4,008
Vale SA (ADR), ordinary nominative shares	153,008	2,301
Vale SA, ordinary nominative shares	65,758	992
Barrick Mining Corp.	84,448	3,102
BASF SE	57,573	3,078
Heidelberg Materials AG, non-registered shares	8,400	1,602
Amcor PLC	23,987	1,040
Amcor PLC (CDI)	12,681	548
Valterra Platinum, Ltd. (ZAR denominated)	20,803	1,395
Valterra Platinum, Ltd. (GBP denominated)	2,492	168
Nutrien, Ltd. (CAD denominated)	17,484	1,102
Nutrien, Ltd.	6,805	428
Grupo Mexico, SAB de CV, Series B	96,749	1,097
Mitsubishi Chemical Group Corp.	147,200	1,023
Mitsui Kinzoku Co., Ltd.	3,800	1,018
Linde PLC	1,849	959
Agnico Eagle Mines, Ltd. (CAD denominated)	6,105	949
Norsk Hydro ASA	104,911	946
Southern Copper Corp.	4,107	716
Freeport-McMoRan, Inc.	10,722	674
Pan American Silver Corp.	14,714	659
Holcim, Ltd.	6,636	601
American Funds Insurance Series	76

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Anhui Conch Cement Co., Ltd., Class H	257,500	$552
KGHM Polska Miedz SA	5,827	514
Antofagasta PLC	9,183	466
Aura Minerals, Inc.	7,166	451
ArcelorMittal SA	7,425	446
Saudi Basic Industries Corp., non-registered shares	30,469	418
Baoshan Iron & Steel Co., Ltd., Class A	517,500	415
LG Chem, Ltd.	2,192	398
Fortescue, Ltd.	23,214	309
Air Liquide SA	1,237	245
Impala Platinum Holdings, Ltd.	21,274	222
Shin-Etsu Chemical Co., Ltd.	4,600	201
CEMEX, SAB de CV (ADR)	6,400	77
Alrosa PJSC (a)(b)	53,607	—	(c)
		33,120

Consumer discretionary 7.06%
Industria de Diseno Textil SA	79,935	5,038
Trip.com Group, Ltd. (ADR) (a)	52,918	2,109
Trip.com Group, Ltd. (a)	9,800	389
Prosus NV, Class N	46,160	2,006
Compagnie Financiere Richemont SA, Class A	8,275	1,920
Renault SA	64,163	1,841
Compagnie Generale des Etablissements Michelin	46,735	1,805
H World Group, Ltd. (ADR)	39,855	1,663
Panasonic Holdings Corp.	56,773	1,594
LVMH Moet Hennessy-Louis Vuitton SE	2,696	1,493
MGM China Holdings, Ltd.	1,128,000	1,463
Nitori Holdings Co., Ltd.	88,400	1,314
Moncler SpA	18,902	1,097
Fuyao Glass Industry Group Co., Ltd., Class A	140,700	1,048
ANTA Sports Products, Ltd.	95,800	870
Entain PLC	109,687	814
Li Ning Co., Ltd.	293,000	552
Paltac Corp.	12,300	504
InterContinental Hotels Group PLC	2,880	497
Amadeus IT Group SA, Class A, non-registered shares	8,383	481
Games Workshop Group PLC	1,453	417
Shenzhou International Group Holdings, Ltd.	79,800	402
Dixon Technologies (India), Ltd.	3,139	398
Hyundai Motor Co.	1,220	393
Amber Enterprises India, Ltd. (a)	4,290	344
Ryohin Keikaku Co., Ltd.	14,800	323
Galaxy Entertainment Group, Ltd.	75,361	284
Aristocrat Leisure, Ltd.	5,024	214
B&M European Value Retail PLC	70,883	183
Vinted, Ltd. (a)(b)(d)	1,936	174
ASICS Corp.	4,300	117
Meituan, Class B (a)	12,900	114
Berkeley Group Holdings PLC (a)	2,134	99
Sumitomo Electric Industries, Ltd.	3,600	66
		32,026

Consumer staples 6.69%
British American Tobacco PLC	81,441	5,023
Philip Morris International, Inc.	22,235	4,023
KT&G Corp.	35,028	3,842
Nestle SA	29,110	2,989
Carlsberg A/S, Class B	15,661	2,055
77	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
L’Oreal SA, non-registered shares	4,483	$1,967
Carrefour SA, non-registered shares	87,136	1,619
Imperial Brands PLC	42,665	1,577
Arca Continental, SAB de CV	122,582	1,469
Danone SA	14,247	1,168
Diageo PLC	57,781	1,161
Anheuser-Busch InBev SA/NV	13,483	1,112
Ajinomoto Co., Inc.	29,100	1,059
Yamazaki Baking Co., Ltd.	23,800	469
United Spirits, Ltd.	27,919	399
Shiseido Co., Ltd.	23,500	380
		30,312

Health care 5.49%
AstraZeneca PLC (GBP denominated)	43,176	8,077
Novo Nordisk AS, Class B	79,513	3,815
Roche Holding AG, nonvoting shares	7,914	3,258
Sanofi	37,202	3,179
EssilorLuxottica SA	6,491	1,218
Takeda Pharmaceutical Co., Ltd.	30,500	963
Siemens Healthineers AG	21,369	835
Grifols SA, Class B (ADR)	111,869	792
Chugai Pharmaceutical Co., Ltd.	14,300	662
Haleon PLC	108,528	501
Max Healthcare Institute, Ltd.	40,315	484
Genus PLC	12,043	343
Fresenius SE & Co. KGaA	7,126	325
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	36,800	272
Rede D’Or Sao Luiz SA	21,041	142
Euroapi SA (a)	1,412	2
		24,868

Communication services 5.11%
Orange	168,511	3,178
Singapore Telecommunications, Ltd.	914,200	3,133
Koninklijke KPN NV	626,643	3,109
BT Group PLC	1,012,239	2,553
NetEase, Inc.	42,600	1,097
NetEase, Inc. (ADR)	7,565	969
Tencent Holdings, Ltd.	34,000	1,874
Bharti Airtel, Ltd.	61,894	1,213
MTN Group, Ltd.	86,352	1,202
Advanced Info Service PCL, foreign registered shares	75,600	839
Nippon Television Holdings, Inc.	40,500	696
America Movil, SAB de CV, Class B (ADR)	26,622	692
Swisscom AG	770	594
Bezeq - The Israel Telecommunication Corp., Ltd.	181,336	429
Publicis Groupe SA	4,169	412
KT Corp. (ADR)	19,450	336
HYBE Co., Ltd.	2,516	314
Millicom International Cellular SA	3,345	303
Nintendo Co., Ltd.	5,500	231
		23,174

Energy 4.51%
TotalEnergies SE (EUR denominated)	98,304	7,636
Cameco Corp. (CAD denominated)	23,672	2,413
Cenovus Energy, Inc. (CAD denominated)	84,696	2,101
American Funds Insurance Series	78

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Cenovus Energy, Inc.	12,315	$306
Canadian Natural Resources, Ltd. (CAD denominated)	57,831	2,288
Shell PLC (GBP denominated)	35,189	1,363
Tourmaline Oil Corp.	29,093	1,217
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	43,469	703
Gaztransport & Technigaz SA	2,914	617
SLB, Ltd.	12,631	587
BP PLC	74,995	462
Adnoc Gas PLC	387,754	363
TC Energy Corp. (CAD denominated)	4,877	323
South Bow Corp.	2,101	74
Sovcomflot PAO (a)(b)	356,717	—	(c)
		20,453

Utilities 3.77%
Iberdrola SA, non-registered shares	158,898	3,966
Engie SA	108,879	3,433
RWE AG	45,941	2,976
SSE PLC	62,541	2,021
Veolia Environnement SA	26,678	1,111
Adani Power, Ltd. (a)	376,518	896
Kansai Electric Power Co., Inc.	53,500	752
Brookfield Infrastructure Partners, LP (CAD denominated)	18,115	662
Snam SpA	81,216	585
Public Power Corp. SA (a)	13,359	352
CPFL Energia SA	33,791	293
Companhia de Saneamento de Minas Gerais COPASA MG	2,400	28
		17,075

Real estate 1.31%
Mitsubishi Estate Co., Ltd.	62,200	1,583
China Resources Land, Ltd.	219,000	841
Link REIT	176,868	825
Prologis Property Mexico, SA de CV, REIT	168,725	731
CK Asset Holdings, Ltd.	104,500	591
Henderson Land Development Co., Ltd.	165,000	524
Sun Hung Kai Properties, Ltd.	33,500	483
Goodman Logistics (HK), Ltd. REIT	10,467	227
Longfor Group Holdings, Ltd. (e)	196,242	151
		5,956
Total common stocks (cost: $272,642,000)		428,784

Preferred securities 0.12%
Consumer discretionary 0.06%
Vinted, Ltd., Class A-1, preferred shares (a)(b)(d)	1,553	140
Vinted, Ltd., Class C, preferred shares (a)(b)(d)	846	76
Vinted, Ltd., Class E, preferred shares (a)(b)(d)	467	42
Vinted, Ltd., Class B, preferred shares (a)(b)(d)	177	16
Vinted, Ltd., Class F, preferred shares (a)(b)(d)	145	13
		287

Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,880	263
Total preferred securities (cost: $450,000)		550
79	American Funds Insurance Series

International Growth and Income Fund (continued)

Short-term securities 4.30%	Shares	Value (000)
Money market investments 4.30%
Capital Group Central Cash Fund 3.70% (f)(g)	194,848	$19,483
Total short-term securities (cost: $19,483,000)		19,483

Total investment securities 98.99% (cost: $292,575,000)		448,817
Other assets less liabilities 1.01%		4,602
Net assets 100.00%		$453,419

Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)		Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.30%
Money market investments 4.30%
Capital Group Central Cash Fund 3.70% (f)	$5,441	$65,496	$51,452	$(2)	$—	(c)	$19,483	$262

Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Vinted, Ltd. (a)(b)	4/20/2026	$162	$174	0.04%
Vinted, Ltd., Class A-1, preferred shares (a)(b)	4/20/2026	130	140	0.03
Vinted, Ltd., Class C, preferred shares (a)(b)	4/20/2026	71	76	0.02
Vinted, Ltd., Class E, preferred shares (a)(b)	4/20/2026	39	42	0.01
Vinted, Ltd., Class B, preferred shares (a)(b)	4/20/2026	15	16	—	(h)
Vinted, Ltd., Class F, preferred shares (a)(b)	4/20/2026	12	13	—	(h)
Total		$429	$461	0.10%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.
American Funds Insurance Series	80

International Growth and Income Fund (continued)

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

ZAR = South African rand

Refer to the notes to financial statements.

81	American Funds Insurance Series

Capital Income Builder

Investment portfolio June 30, 2026	unaudited

Common stocks 75.84%	Shares	Value (000)
Financials 15.11%
JPMorgan Chase & Co.	64,577	$21,138
NatWest Group PLC	1,289,020	11,361
DBS Group Holdings, Ltd.	207,616	10,490
Wells Fargo & Co.	124,862	10,319
PNC Financial Services Group, Inc.	40,785	10,042
UniCredit SpA	107,438	9,612
Progressive Corp.	43,489	9,500
Morgan Stanley	41,099	8,591
Zurich Insurance Group AG	11,434	8,445
BNP Paribas SA	63,765	7,453
ING Groep NV	222,075	7,026
BlackRock, Inc.	7,251	6,972
Banco Bilbao Vizcaya Argentaria SA	274,692	6,891
Samsung Life Insurance Co., Ltd.	25,423	6,637
KB Financial Group, Inc.	62,721	6,450
Truist Financial Corp.	122,533	6,105
Intact Financial Corp.	28,888	5,962
Banco Santander SA	405,636	5,612
Munchener Ruckversicherungs-Gesellschaft AG	9,351	5,220
Tokio Marine Holdings, Inc.	113,800	5,039
Toronto-Dominion Bank (The)	39,762	4,835
Banco BPM SpA	273,056	4,716
Japan Post Bank Co., Ltd.	222,100	4,231
Euronext NV	22,395	3,583
Sumitomo Mitsui Financial Group, Inc.	88,300	3,452
Bank of America Corp.	58,426	3,329
CME Group, Inc., Class A	14,332	3,165
Marsh & McLennan Cos., Inc.	18,983	3,164
Mizuho Financial Group, Inc.	65,400	3,140
T&D Holdings, Inc.	103,000	3,051
Samsung Fire & Marine Insurance Co., Ltd.	7,051	2,824
Apollo Asset Management, Inc.	22,958	2,716
TPG, Inc., Class A	66,157	2,683
Resona Holdings, Inc.	198,900	2,594
Skandinaviska Enskilda Banken AB, Class A	129,430	2,576
3i Group PLC	74,909	2,472
Hana Financial Group, Inc.	31,289	2,319
Blue Owl Capital, Inc., Class A	262,516	2,297
Canadian Imperial Bank of Commerce (CAD denominated)	19,320	2,225
AIA Group, Ltd.	219,400	2,012
State Street Corp.	11,802	2,002
EFG International AG	98,549	1,977
PICC Property and Casualty Co., Ltd., Class H	1,000,000	1,835
East West Bancorp, Inc.	14,036	1,812
National Bank of Canada	11,434	1,805
BPER Banca SpA	113,889	1,788
Citizens Financial Group, Inc.	23,662	1,658
Mitsubishi UFJ Financial Group, Inc.	78,600	1,559
Sampo Oyj, Class A	147,070	1,546
Western Union Co.	198,474	1,528
Allianz SE	3,113	1,473
Nordnet AB	37,806	1,437
Shinhan Financial Group Co., Ltd.	22,966	1,423
Power Corp. of Canada, subordinate voting shares	21,489	1,340
HSBC Holdings PLC (HKD denominated)	63,600	1,209
American International Group, Inc.	15,329	1,142
Citigroup, Inc.	7,792	1,091
Saudi National Bank (The)	103,167	1,062
Hong Kong Exchanges and Clearing, Ltd.	22,700	1,055
Bank of Hawaii Corp.	12,474	1,016
Abu Dhabi Commercial Bank PJSC	257,012	1,016
American Funds Insurance Series	82

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Equitable Holdings, Inc.	19,938	$875
Vontobel Holding AG	9,531	866
Blackstone, Inc.	7,179	845
360 ONE WAM, Ltd.	70,271	802
Poste Italiane SpA	23,644	773
Patria Investments, Ltd., Class A	57,153	628
London Stock Exchange Group PLC	4,415	478
Medibank Private, Ltd.	134,820	464
Capital One Financial Corp.	1,796	360
Bank of China, Ltd., Class H	397,000	253
Banco BTG Pactual SA, units	18,613	195
Sberbank of Russia PJSC (a)	204,176	—	(b)
		267,562

Information technology 11.65%
Broadcom, Inc.	187,818	70,948
Taiwan Semiconductor Manufacturing Co., Ltd.	916,800	70,400
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	499	238
Microsoft Corp.	32,829	12,246
Seagate Technology Holdings PLC	12,011	11,591
KLA Corp.	26,500	7,995
Tokyo Electron, Ltd.	13,200	6,383
Samsung Electronics Co., Ltd.	23,304	5,095
MediaTek, Inc.	36,000	4,916
Lenovo Group, Ltd.	954,179	2,850
TE Connectivity PLC	11,279	2,274
Accenture PLC, Class A	17,925	2,230
Texas Instruments, Inc.	7,354	2,192
Analog Devices, Inc.	4,844	1,924
TDK Corp.	72,200	1,613
SAP SE	8,376	1,283
Skyworks Solutions, Inc.	11,558	784
LITE-ON Technology Corp.	93,000	654
Otsuka Corp.	35,300	604
		206,220

Industrials 8.85%
RTX Corp.	134,083	25,440
BAE Systems PLC	464,696	11,368
Union Pacific Corp.	32,034	8,713
Volvo AB, Class B	255,637	8,691
Marubeni Corp.	286,700	8,349
Siemens AG	25,896	8,321
Mitsubishi Corp.	260,281	7,001
Deere & Co.	8,116	5,148
RELX PLC	146,784	4,623
Deutsche Post AG	73,761	4,476
Paychex, Inc.	45,214	4,446
Schneider Electric SE	13,522	4,436
Bouygues SA	74,321	4,147
Waste Management, Inc.	17,901	3,990
Watsco, Inc.	8,562	3,568
Northrop Grumman Corp.	6,788	3,457
ITOCHU Corp.	285,700	3,285
Singapore Technologies Engineering, Ltd.	405,200	3,270
CK Hutchison Holdings, Ltd.	377,000	3,204
Ryanair Holdings PLC (ADR)	45,467	2,944
Automatic Data Processing, Inc.	12,517	2,803
Localiza Rent a Car SA, ordinary nominative shares	316,578	2,547
83	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Localiza Rent a Car SA	10,670	$83
Honeywell International, Inc.	11,594	2,596
Honeywell Aerospace Inc. (c)	11,594	2,563
Airbus SE, non-registered shares	11,214	2,496
Weichai Power Co., Ltd., Class A	443,300	1,798
SPIE SA	29,106	1,679
Lockheed Martin Corp.	2,878	1,466
Trinity Industries, Inc.	35,854	1,240
Komatsu, Ltd.	29,500	1,155
CSX Corp.	22,778	1,083
Transurban Group	102,220	1,020
Hikari Tsushin, Inc.	4,000	875
AirTAC International Group	19,000	802
Experian PLC	17,821	599
Sulzer AG	3,498	581
Brambles, Ltd.	40,982	553
Robert Half, Inc.	16,144	496
UL Solutions, Inc., Class A	4,397	448
Safran SA	1,001	396
Valmet OYJ	12,760	308
LG Corp.	4,374	276
		156,740

Health care 8.37%
AbbVie, Inc.	135,457	34,086
AstraZeneca PLC (GBP denominated)	106,910	20,001
Amgen, Inc.	32,679	11,834
Gilead Sciences, Inc.	89,748	11,339
Johnson & Johnson	38,974	9,898
Merck & Co., Inc.	61,381	7,888
UnitedHealth Group, Inc.	18,812	7,819
Abbott Laboratories	80,920	7,343
Sanofi	82,078	7,014
Novo Nordisk AS, Class B	142,037	6,814
Royalty Pharma PLC, Class A	118,559	6,648
CVS Health Corp.	52,425	5,423
Roche Holding AG, nonvoting shares	11,679	4,807
Takeda Pharmaceutical Co., Ltd.	82,825	2,615
Medtronic PLC	20,379	1,594
Sandoz Group AG	16,835	1,521
GSK PLC	43,796	1,149
EssilorLuxottica SA	1,524	286
		148,079

Consumer staples 8.28%
Philip Morris International, Inc.	278,767	50,432
British American Tobacco PLC	507,485	31,301
British American Tobacco PLC (ADR)	41,671	2,573
Mondelez International, Inc., Class A	255,702	14,790
Altria Group, Inc.	142,754	10,271
Imperial Brands PLC	191,638	7,086
Nestle SA	65,172	6,693
Coca-Cola Co.	51,043	4,148
Danone SA	30,047	2,464
Kimberly-Clark Corp.	21,580	2,369
Sysco Corp.	26,965	2,254
KT&G Corp.	18,359	2,013
L’Oreal SA, non-registered shares	3,865	1,696
Procter & Gamble Co.	9,792	1,436
American Funds Insurance Series	84

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Marks and Spencer Group PLC	288,143	$1,422
PepsiCo, Inc.	9,978	1,351
WH Group, Ltd.	1,026,000	1,088
Anheuser-Busch InBev SA/NV	12,119	999
Carlsberg A/S, Class B	6,774	889
Constellation Brands, Inc., Class A	4,938	687
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	589
		146,551

Utilities 6.18%
Dominion Energy, Inc.	201,344	13,750
Engie SA	280,326	8,839
Engie SA, bonus shares	36,900	1,163
National Grid PLC	552,603	9,149
Iberdrola SA, non-registered shares	343,090	8,563
CenterPoint Energy, Inc.	154,358	6,798
DTE Energy Co.	43,955	6,697
Pinnacle West Capital Corp.	60,748	6,500
E.ON SE	276,699	5,709
SSE PLC	164,544	5,318
Xcel Energy, Inc.	57,487	4,616
Veolia Environnement SA	102,676	4,276
Atmos Energy Corp.	22,858	3,938
Duke Energy Corp.	26,763	3,388
Sempra	33,296	3,087
RWE AG	43,954	2,848
Brookfield Infrastructure Partners, LP (CAD denominated)	64,971	2,373
Brookfield Infrastructure Partners, LP	5,100	186
Power Grid Corp. of India, Ltd.	800,295	2,434
Entergy Corp.	17,392	1,998
CMS Energy Corp.	25,091	1,919
SembCorp Industries, Ltd.	285,000	1,404
Southern Co. (The)	14,049	1,345
NextEra Energy, Inc.	10,546	926
AES Corp.	48,667	713
Exelon Corp.	13,935	650
Kansai Electric Power Co., Inc.	41,300	580
Power Assets Holdings, Ltd.	43,000	314
		109,481

Consumer discretionary 5.22%
Royal Caribbean Cruises, Ltd.	42,420	13,470
Starbucks Corp.	126,417	12,919
Compagnie Generale des Etablissements Michelin	301,369	11,641
McDonald’s Corp.	35,117	9,492
Industria de Diseno Textil SA	136,411	8,597
Home Depot, Inc.	24,301	8,570
Compagnie Financiere Richemont SA, Class A	25,832	5,994
Yum! Brands, Inc.	35,844	5,730
Midea Group Co., Ltd., Class A	452,266	5,032
Restaurant Brands International, Inc.	33,410	2,423
LVMH Moet Hennessy-Louis Vuitton SE	3,832	2,122
Darden Restaurants, Inc.	7,386	1,522
NEXT PLC	6,500	1,254
Vail Resorts, Inc.	8,836	1,203
Evolution AB (c)	11,035	760
Aristocrat Leisure, Ltd.	11,598	494
Genuine Parts Co.	3,350	395
85	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Amadeus IT Group SA, Class A, non-registered shares	5,975	$343
Tractor Supply Co.	9,423	298
H World Group, Ltd.	34,300	144
		92,403

Energy 4.44%
Canadian Natural Resources, Ltd. (CAD denominated)	406,740	16,094
Canadian Natural Resources, Ltd.	58,224	2,300
Exxon Mobil Corp.	121,898	16,666
ONEOK, Inc.	91,932	7,993
TotalEnergies SE (EUR denominated)	99,639	7,740
Shell PLC (GBP denominated)	140,310	5,435
Shell PLC (ADR)	9,558	741
EOG Resources, Inc.	42,854	5,559
ConocoPhillips	50,047	5,203
Chevron Corp.	18,233	3,022
TC Energy Corp. (CAD denominated)	35,873	2,376
Cenovus Energy, Inc.	62,265	1,545
Cenovus Energy, Inc. (CAD denominated)	15,681	389
DT Midstream, Inc.	10,692	1,569
EQT Corp.	22,813	1,213
Adnoc Gas PLC	656,312	615
SLB, Ltd.	3,802	177
		78,637

Materials 3.26%
Air Products and Chemicals, Inc.	35,242	10,332
Rio Tinto PLC	61,136	5,782
Smurfit Westrock PLC	123,543	5,715
Vale SA, ordinary nominative shares	227,775	3,436
Vale SA (ADR), ordinary nominative shares	81,961	1,233
Linde PLC	8,956	4,648
Barrick Mining Corp.	67,346	2,474
Barrick Mining Corp. (CAD denominated)	47,317	1,740
BASF SE	71,482	3,821
Anglo American PLC	68,905	3,375
Antofagasta PLC	57,008	2,896
Nitto Denko Corp.	118,447	2,333
Shin-Etsu Chemical Co., Ltd.	50,862	2,218
Amcor PLC	34,450	1,494
BHP Group, Ltd.	31,316	1,307
Akzo Nobel NV	12,431	843
International Paper Co.	20,107	766
Glencore PLC	110,555	754
International Flavors & Fragrances, Inc.	8,803	697
Air Liquide SA	3,051	604
LyondellBasell Industries NV	9,604	506
Nutrien, Ltd.	3,705	233
CF Industries Holdings, Inc.	1,794	194
Dow, Inc.	5,938	163
Valterra Platinum, Ltd. (ZAR denominated)	2,091	140
		57,704

Communication services 2.35%
Singapore Telecommunications, Ltd.	3,929,500	13,465
Publicis Groupe SA	63,700	6,296
Comcast Corp., Class A	133,308	3,273
AT&T, Inc.	152,509	3,157
American Funds Insurance Series	86

Capital Income Builder (continued)

		Value
Common stocks (continued)	Shares	(000)
Communication services (continued)
Nintendo Co., Ltd.	71,500	$3,003
Verizon Communications, Inc.	67,668	2,865
Omnicom Group, Inc.	39,012	2,841
Koninklijke KPN NV	408,230	2,025
T-Mobile US, Inc.	11,581	1,942
NetEase, Inc.	44,900	1,156
Deutsche Telekom AG	31,259	852
Swisscom AG	566	437
BT Group PLC	74,759	189
Versant Media Group, Inc., Class A	2,735	98
		41,599

Real estate 2.13%
Welltower, Inc. REIT	44,685	10,142
Public Storage REIT	19,203	6,112
VICI Properties, Inc. REIT	118,103	3,136
Prologis, Inc. REIT	21,233	2,876
Extra Space Storage, Inc. REIT	19,031	2,765
Mindspace Business Parks REIT	413,863	2,071
AB Sagax, Class B	116,645	1,856
Equinix, Inc. REIT	1,767	1,842
CTP NV	86,744	1,584
Rexford Industrial Realty, Inc. REIT	43,604	1,461
Simon Property Group, Inc. REIT	5,962	1,333
UDR, Inc. REIT	30,557	1,220
American Tower Corp. REIT	6,615	1,082
Kimco Realty Corp. REIT	5,095	129
		37,609
Total common stocks (cost: $861,213,000)		1,342,585

Preferred securities 0.14%
Financials 0.14%
Itau Unibanco Holding SA (ADR), preferred nominative shares	315,823	2,580
Total preferred securities (cost: $2,844,000)		2,580

Convertible stocks 1.28%
Communication services 0.85%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	147,554	7,509
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	147,554	7,422
		14,931

Information technology 0.25%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	68,962	3,100
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	17,514	1,343
		4,443

Financials 0.09%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	41,100	1,638
87	American Funds Insurance Series

Capital Income Builder (continued)

Convertible stocks (continued)	Shares	Value (000)
Utilities 0.09%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	$1,561
Total convertible stocks (cost: $22,853,000)		22,573

	Principal amount
Bonds, notes & other debt instruments 16.58%	(000)
U.S. Treasury bonds & notes 6.73%
U.S. Treasury 6.73%
U.S. Treasury 1.125% 10/31/2026	USD	995		986
U.S. Treasury 2.00% 11/15/2026		2,800		2,780
U.S. Treasury 4.625% 11/15/2026		1,200		1,203
U.S. Treasury 4.00% 1/15/2027		6,541		6,543
U.S. Treasury 0.50% 4/30/2027		2,375		2,307
U.S. Treasury 2.625% 5/31/2027		80		79
U.S. Treasury 3.50% 9/30/2027		1,811		1,797
U.S. Treasury 3.375% 11/30/2027		9		9
U.S. Treasury 4.00% 2/29/2028		745		743
U.S. Treasury 1.25% 3/31/2028		1,350		1,284
U.S. Treasury 3.625% 3/31/2028		3		3
U.S. Treasury 4.125% 6/30/2028		23,127		23,115
U.S. Treasury 3.50% 12/15/2028		624		614
U.S. Treasury 3.50% 2/15/2029		62		61
U.S. Treasury 4.125% 6/15/2029		10,870		10,861
U.S. Treasury 4.00% 7/31/2029		25		25
U.S. Treasury 6.25% 5/15/2030		345		370
U.S. Treasury 3.625% 9/30/2030		809		791
U.S. Treasury 4.125% 6/30/2031		17,054		16,995
U.S. Treasury 3.75% 8/31/2031		1,257		1,230
U.S. Treasury 4.125% 11/15/2032		9		9
U.S. Treasury 4.25% 6/30/2033		8,972		8,937
U.S. Treasury 4.375% 5/15/2034		18		18
U.S. Treasury 4.375% 5/15/2036		13,748		13,676
U.S. Treasury 4.375% 11/15/2039		1,011		982
U.S. Treasury 4.75% 2/15/2041		1,730		1,731
U.S. Treasury 2.00% 11/15/2041		300		208
U.S. Treasury 5.00% 5/15/2046		2,330		2,347
U.S. Treasury 2.375% 5/15/2051		196		123
U.S. Treasury 4.00% 11/15/2052		152		130
U.S. Treasury 4.75% 5/15/2055		422		409
U.S. Treasury 4.75% 2/15/2056		18,029		17,514
U.S. Treasury 5.00% 5/15/2056		1,260		1,273
				119,153

U.S. Treasury inflation-protected securities 0.00%
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (d)		41		38
Total U.S. Treasury bonds & notes				119,191

Mortgage-backed obligations 4.96%
Federal agency mortgage-backed obligations 3.95%
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)		—	(b)	—	(b)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)		663		623
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)		1		1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)		230		216
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)		3		3
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)		1		1
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (e)		5		5
Fannie Mae Pool #MA5860 5.00% 10/1/2040 (e)		170		171
American Funds Insurance Series	88

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	USD	7	$7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)		4	4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (e)		4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)		3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)		1	1
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)		4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)		1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)		1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)		2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)		1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)		23	22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)		14	13
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)		19	18
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)		6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)		3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)		27	25
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (e)		147	136
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (e)		1,682	1,544
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (e)		2,347	2,088
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (e)		267	239
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)		107	94
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)		70	61
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (e)		38	34
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)		11	9
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)		111	98
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)		76	66
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (e)		40	32
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (e)		113	100
Fannie Mae Pool #FA4891 3.00% 1/1/2051 (e)		88	77
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)		171	137
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (e)		48	39
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (e)		20	16
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)		145	127
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)		17	15
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (e)		149	130
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)		13	12
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (e)		100	89
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (e)		134	107
Fannie Mae Pool #FM9482 3.00% 11/1/2051 (e)		60	53
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (e)		162	130
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (e)		18	16
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)		4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (e)		70	63
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)		734	657
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (e)		98	86
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (e)		418	368
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (e)		232	212
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (e)		208	175
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (e)		124	104
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)		4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (e)		96	90
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)		8	7
Fannie Mae Pool #FA5844 2.50% 7/1/2052 (e)		769	643
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (e)		167	140
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (e)		606	530
Fannie Mae Pool #BW7294 3.50% 8/1/2052 (e)		80	72
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)		46	45
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)		140	112
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)		97	98
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)		89	91
89	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	USD	127	$129
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)		77	78
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (e)		170	149
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (e)		208	206
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)		53	52
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)		207	210
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)		1,029	1,056
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)		256	259
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)		285	294
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)		190	196
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)		138	142
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (e)		90	87
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)		109	108
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)		679	685
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)		294	301
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)		32	33
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)		490	501
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)		48	50
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)		18	19
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)		17	18
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (e)		361	381
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)		703	709
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)		91	93
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)		43	44
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)		845	856
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (e)		78	80
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)		56	56
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)		317	329
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)		81	83
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)		22	23
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)		16	16
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)		130	132
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)		538	551
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)		134	138
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)		127	131
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)		80	82
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)		53	55
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)		15	15
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)		2,246	2,311
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)		233	239
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)		9	9
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)		8	8
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)		8	8
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)		7	7
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)		5	5
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)		12	13
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)		187	188
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)		31	32
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)		1	2
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (e)		2	2
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)		210	213
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (e)		520	504
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)		182	179
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (e)		410	393
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)		405	414
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)		299	287
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)		317	304
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)		52	53
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)		1	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (e)		1	1
American Funds Insurance Series	90

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	USD	18	$18
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)		13	13
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (e)		764	782
Fannie Mae Pool #DE6037 6.00% 8/1/2055 (e)		297	304
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)		2	2
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (e)		137	145
Fannie Mae Pool #MA5910 5.50% 12/1/2055 (e)		1,204	1,209
Fannie Mae Pool #MA5932 7.00% 12/1/2055 (e)		95	100
Fannie Mae Pool #MA6027 4.00% 4/1/2056 (e)		334	313
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (e)		638	628
Fannie Mae Pool #MA6053 5.00% 5/1/2056 (e)		8	8
Fannie Mae Pool #MA6117 4.50% 7/1/2056 (e)		303	290
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (e)		294	302
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (e)		201	206
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (e)		484	466
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)		341	293
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)		347	325
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (e)		97	91
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (e)		56	49
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (e)		98	86
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)		1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)		162	153
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)		11	11
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)		9	9
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)		6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)		20	19
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)		9	9
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)		38	38
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)		18	17
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)		12	12
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (e)		844	826
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)		10	9
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)		123	108
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (e)		63	51
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)		58	51
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)		114	101
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)		45	37
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)		228	183
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (e)		103	90
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)		705	617
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (e)		427	388
Freddie Mac Pool #SD8214 3.50% 5/1/2052 (e)		207	188
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)		422	369
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)		281	264
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)		657	635
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (e)		351	296
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)		135	118
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)		41	33
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (e)		103	90
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (e)		347	316
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (e)		149	144
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (e)		516	512
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (e)		251	253
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (e)		63	59
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (e)		25	23
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (e)		2,233	2,028
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)		93	94
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (e)		21	18
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (e)		400	386
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)		82	81
91	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	USD	431	$435
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)		28	28
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (e)		59	60
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)		11	12
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)		9	10
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)		10	10
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)		10	10
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)		7	7
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)		5	5
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)		4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)		3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)		27	27
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)		16	17
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)		14	15
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)		175	177
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)		553	547
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)		38	38
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)		7	7
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)		5	5
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)		13	14
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)		793	811
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)		15	15
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)		7	7
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)		374	385
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)		8	8
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (e)		316	335
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (e)		244	247
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)		35	36
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)		15	15
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (e)		73	73
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)		21	22
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)		1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)		66	67
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)		51	51
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)		242	252
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)		209	216
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)		61	62
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)		57	59
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)		14	14
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)		12	13
Freddie Mac Pool #SI2131 6.50% 7/1/2054 (e)		53	55
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)		113	115
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)		13	13
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)		8	8
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)		4	4
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)		1	1
Freddie Mac Pool #QJ5645 7.00% 8/1/2054 (e)		261	277
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)		32	32
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (e)		20	21
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)		16	17
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)		15	15
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)		14	15
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)		7	7
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (e)		81	83
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)		76	73
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)		48	48
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)		57	57
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (e)		14	14
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)		269	270
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (e)		249	226
American Funds Insurance Series	92

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	USD	36		$34
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)		146		150
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)		66		68
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)		6		6
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)		11		11
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (e)		315		323
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)		224		229
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)		18		18
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)		14		14
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (e)		340		360
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (e)		343		337
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (e)		523		515
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (e)(f)		160		159
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)		80		76
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)		169		158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)		160		151
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)		76		68
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)		63		57
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)(f)		12		11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)		786		705
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)		251		241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (e)		401		383
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)		11		10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)		8		7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)		605		591
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)		864		822
Government National Mortgage Assn. 4.50% 7/1/2056 (e)(g)		48		46
Government National Mortgage Assn. 5.50% 7/1/2056 (e)(g)		137		138
Government National Mortgage Assn. 6.00% 7/1/2056 (e)(g)		137		140
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (e)		143		140
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (e)		2,516		2,367
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)		53		50
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)		189		178
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)		335		332
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (e)		902		894
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)		24		22
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (e)		363		365
Government National Mortgage Assn. Pool #MB0259 5.50% 3/20/2055 (e)		77		77
Government National Mortgage Assn. Pool #694836 5.685% 9/20/2059 (e)		—	(b)	—	(b)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (e)		—	(b)	—	(b)
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (e)(g)		489		391
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (e)(g)		323		270
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (e)(g)		1,575		1,373
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (e)(g)		96		87
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (e)(g)		3,082		2,881
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (e)(g)		718		688
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (e)(g)		792		778
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (e)(g)		498		499
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (e)(g)		29		30
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (e)(g)		3,134		3,242
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (e)(g)		200		212
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (e)(g)		943		753
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (e)(g)		1,012		845
Uniform Mortgage-Backed Security 3.50% 8/1/2056 (e)(g)		193		175
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (e)(g)		347		341
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (e)(g)		345		346
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (e)(g)		1,314		1,339
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (e)(g)		2,046		2,151
				70,003
93	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 0.57%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(h)	USD	65	$59
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(h)(i)		467	454
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(h)		53	50
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(h)		121	121
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(h)		341	334
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(h)		124	117
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(h)		4	4
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (e)(f)(h)		136	137
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (e)(f)(h)		37	37
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (e)(f)(h)		52	52
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.278% 11/25/2041 (e)(f)(h)		375	379
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (e)(f)(h)		3	3
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (e)(f)(h)		2,064	2,130
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (e)(f)(h)		104	104
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (e)(f)(h)		11	11
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 11.892% 7/25/2049 (e)(f)(h)		1,500	1,641
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.342% 3/25/2050 (e)(f)(h)		610	728
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(h)(i)		62	62
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(h)		37	37
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(h)(i)		559	561
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(h)		41	41
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (e)(h)		78	79
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(h)(i)		261	260
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(h)(i)		81	81
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (e)(f)(h)		125	125
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(h)(i)		110	110
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(h)(i)		246	247
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(h)(i)		641	645
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(h)		95	94
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/17/2041 (e)(h)		554	522
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (e)(f)(h)		140	140
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(h)		8	8
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(h)		6	6
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(h)		3	3
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(h)		277	252
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(h)(j)		100	95
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(h)		166	165
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(h)(i)		54	54
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(h)		71	71
			10,019

Commercial mortgage-backed securities 0.44%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (e)(f)(h)		296	298
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)(f)		41	42
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)		122	126

American Funds Insurance Series	94

Capital Income Builder (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.24% 11/15/2038 (e)(f)(h)	USD	73	$73
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (e)(f)(h)		47	47
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(h)		590	586
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (e)(f)(h)		157	158
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (e)(f)(h)		732	734
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (e)(f)(h)		100	100
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(h)		237	241
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (e)(f)(h)		120	120
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (e)(f)(h)		574	581
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (e)(f)(h)		965	964
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (e)(f)(h)		213	213
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (e)(f)(h)		191	191
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (e)(f)(h)		133	133
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (e)(f)(h)		120	120
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (e)(f)(h)		100	100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (e)(f)(h)		100	100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)(f)		73	74
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(h)		592	591
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(h)		329	337
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (e)(f)(h)		100	100
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039 (e)(f)(h)		243	244
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(h)		541	550
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (e)(f)(h)		104	105
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (e)(f)(h)		312	310
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.267% 2/15/2042 (e)(f)(h)		597	592
			7,830
Total mortgage-backed obligations			87,852

Corporate bonds and notes 4.11%
Financials 0.99%
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)		50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)		28	29
American International Group, Inc. 4.85% 5/7/2030		685	689
American International Group, Inc. 5.125% 3/27/2033		17	17
Aon Corp. 5.35% 2/28/2033		15	15
Aon North America, Inc. 5.45% 3/1/2034		6	6
Arch Capital Group, Ltd. 5.25% 6/15/2036		89	89
Arthur J. Gallagher & Co. 4.85% 12/15/2029		125	126
Arthur J. Gallagher & Co. 5.00% 2/15/2032		50	50
Athene Global Funding 5.133% 6/1/2029 (h)		166	166
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (i)		22	19
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (i)		238	210
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)		118	120
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (i)		75	74
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (h)(i)		595	587
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)		400	409
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)		200	209
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (i)		45	48
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)		95	99
Charles Schwab Corp. (The) 4.744% 5/21/2030 (USD-SOFR + 0.78% on 5/21/2029) (i)		110	110
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (i)		190	193
Chubb INA Holdings, LLC 5.00% 3/15/2034		35	35
95	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Chubb INA Holdings, LLC 5.30% 5/20/2036	USD	151	$153
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (i)		660	660
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (i)		86	81
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)		35	32
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)		44	45
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)		55	55
Coinbase Global, Inc. 3.625% 10/1/2031 (h)		200	174
Corebridge Financial, Inc. 3.85% 4/5/2029		180	176
Corebridge Financial, Inc. 3.90% 4/5/2032		32	30
Corebridge Financial, Inc. 4.35% 4/5/2042		7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)		200	200
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (h)(i)		651	651
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)		300	314
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)		150	151
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (i)		150	150
Equitable America Global Funding 5.125% 6/15/2031 (h)		385	387
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)		5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)		45	45
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (i)		1,210	1,211
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (i)		60	60
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (i)		40	39
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (i)		660	660
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (i)		415	417
Guardian Life Global Funding 4.809% 6/1/2031 (h)		317	317
ION Platform Finance US, Inc. 4.625% 5/1/2028 (h)		377	343
ION Platform Finance US, Inc. 5.00% 5/1/2028 (h)		200	184
ION Platform Finance US, Inc. 8.75% 5/1/2029 (h)		113	101
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)		65	65
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)		50	51
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)		198	199
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (i)		18	18
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (i)		52	46
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)		328	332
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)		412	424
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035		25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055		25	24
Mastercard, Inc. 4.875% 3/9/2028		31	31
Mitsubishi UFJ Financial Group, Inc. 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (i)		590	580
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)		25	25
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (i)		147	146
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)		488	485
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)		35	36
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (i)		129	125
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (i)		51	50
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (i)		1,550	1,552
Navient Corp. 5.00% 3/15/2027		150	149
Navient Corp. 5.625% 8/1/2033		360	298
New York Life Global Funding 3.00% 1/10/2028 (h)		150	147
OneMain Finance Corp. 6.625% 5/15/2029		540	551
Osaic Holdings, Inc. 6.75% 8/1/2032 (h)		25	25
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)		50	51
Ryan Specialty, LLC 5.875% 8/1/2032 (h)		100	98
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (h)		600	598
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (i)		216	212
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)		11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)		50	50
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)		10	10

American Funds Insurance Series	96

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (i)	USD	40	$41
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (i)		97	94
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (i)		70	71
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)		85	86
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)		200	205
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)		374	365
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)		98	99
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)		55	56
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)		104	112
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)		80	82
			17,623

Communication services 0.55%
Alphabet, Inc. 4.375% 11/15/2032		22	22
Alphabet, Inc. 4.40% 2/15/2033		12	12
Alphabet, Inc. 4.70% 11/15/2035		28	27
Alphabet, Inc. 4.80% 2/15/2036		153	150
Alphabet, Inc. 5.65% 2/15/2056		14	14
America Movil, SAB de CV, 8.46% 12/18/2036	MXN	1,300	68
AT&T, Inc. 4.75% 4/30/2033	USD	869	851
AT&T, Inc. 5.40% 2/15/2034		107	109
AT&T, Inc. 3.50% 6/1/2041		75	58
CCO Holdings, LLC 4.75% 2/1/2032 (h)		25	22
CCO Holdings, LLC 7.00% 2/1/2033 (h)		440	432
CCO Holdings, LLC 4.25% 1/15/2034 (h)		1,195	1,013
CCO Holdings, LLC 7.375% 2/1/2036 (h)		470	461
Charter Communications Operating, LLC 6.10% 6/1/2029		41	42
Charter Communications Operating, LLC 6.55% 6/1/2034		37	38
Charter Communications Operating, LLC 5.85% 12/1/2035		297	288
Charter Communications Operating, LLC 4.80% 3/1/2050		56	42
Charter Communications Operating, LLC 5.25% 4/1/2053		67	52
Charter Communications Operating, LLC 6.70% 12/1/2055		59	56
Discovery Communications, LLC 3.625% 5/15/2030		117	100
Discovery Global Holdings, Inc. 4.054% 3/15/2029		300	280
Discovery Global Holdings, Inc. 5.05% 3/15/2042		286	210
EchoStar Corp. 10.75% 11/30/2029		64	69
EchoStar Corp. 6.75% Cash 11/30/2030 (k)		313	319
Lindblad Expeditions, LLC 7.00% 9/15/2030 (h)		195	202
Meta Platforms, Inc. 4.30% 8/15/2029		40	40
Meta Platforms, Inc. 4.75% 8/15/2034		53	52
Meta Platforms, Inc. 4.875% 11/15/2035		325	316
Meta Platforms, Inc. 5.50% 11/15/2045		134	124
Meta Platforms, Inc. 5.40% 8/15/2054		29	26
Meta Platforms, Inc. 5.625% 11/15/2055		287	260
Meta Platforms, Inc. 5.55% 8/15/2064		40	35
Meta Platforms, Inc. 5.75% 11/15/2065		138	124
Nexstar Media, Inc. 6.50% 9/15/2033 (h)		287	287
Nexstar Media, Inc. 7.25% 4/15/2034 (h)		100	100
SBA Tower Trust 1.631% 11/15/2026 (h)		253	250
Sirius XM Radio, LLC 4.00% 7/15/2028 (h)		780	760
Snap, Inc. 6.875% 3/1/2033 (h)		200	195
Space Exploration Technologies Corp. 5.35% 7/15/2031 (h)		442	441
Space Exploration Technologies Corp. 5.875% 7/15/2036 (h)		455	449
T-Mobile USA, Inc. 3.875% 4/15/2030		625	606
T-Mobile USA, Inc. 2.55% 2/15/2031		203	184
97	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
T-Mobile USA, Inc. 6.00% 6/15/2054	USD	69	$68
Univision Communications, Inc. 7.375% 6/30/2030 (h)		340	341
Verizon Communications, Inc. 1.75% 1/20/2031		142	125
			9,720

Consumer discretionary 0.43%
Advance Auto Parts, Inc. 3.90% 4/15/2030		8	8
Advance Auto Parts, Inc. 3.50% 3/15/2032		7	6
Amazon.com, Inc. 4.65% 11/20/2035		34	33
Amazon.com, Inc. 4.875% 3/13/2036		41	40
Amazon.com, Inc. 5.45% 11/20/2055		155	147
Amazon.com, Inc. 5.55% 11/20/2065		70	65
BMW US Capital, LLC 4.15% 4/9/2030 (h)		290	284
BMW US Capital, LLC 3.70% 4/1/2032 (h)		25	23
Carnival Corp., Ltd. 5.75% 3/15/2030 (h)		465	471
Carnival Corp., Ltd. 5.75% 8/1/2032 (h)		175	177
Carnival Corp., Ltd. 6.125% 2/15/2033 (h)		175	177
Ford Motor Credit Co., LLC 2.70% 8/10/2026		306	305
Ford Motor Credit Co., LLC 4.95% 5/28/2027		604	604
Ford Motor Credit Co., LLC 5.918% 3/20/2028		622	630
Ford Motor Credit Co., LLC 6.798% 11/7/2028		200	207
Ford Motor Credit Co., LLC 4.97% 4/6/2029		723	716
Ford Motor Credit Co., LLC 4.00% 11/13/2030		970	912
Ford Motor Credit Co., LLC 6.467% 5/22/2036		700	712
General Motors Financial Co., Inc. 5.45% 9/6/2034		11	11
General Motors Financial Co., Inc. 6.15% 7/15/2035		16	17
General Motors Financial Co., Inc. 5.45% 1/8/2036		405	404
Hyundai Capital America 5.275% 6/24/2027 (h)		55	55
Hyundai Capital America 4.60% 4/6/2028 (h)		501	500
McDonald’s Corp. 5.15% 9/9/2052		10	9
Mobility Global, Inc. 5.05% 6/15/2029 (h)		31	31
Mobility Global, Inc. 5.45% 6/15/2031 (h)		67	68
Mobility Global, Inc. 6.05% 6/15/2036 (h)		131	133
Newell Brands, Inc. 6.375% 5/15/2030		160	162
Newell Brands, Inc. 6.625% 5/15/2032		180	182
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (h)		150	148
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033		177	172
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038		178	173
Whirlpool Corp. 7.50% 7/1/2031 (h)		30	30
			7,612

Health care 0.41%
AbbVie, Inc. 4.125% 3/15/2031		14	14
AbbVie, Inc. 4.40% 3/15/2033		28	27
AbbVie, Inc. 5.05% 3/15/2034		175	177
AbbVie, Inc. 4.75% 3/15/2036		98	96
AbbVie, Inc. 5.35% 3/15/2044		25	24
AbbVie, Inc. 5.40% 3/15/2054		240	231
AbbVie, Inc. 5.55% 3/15/2056		26	26
AbbVie, Inc. 5.50% 3/15/2064		25	24
Accendra Health, Inc. 9.00% 6/15/2032 (h)		300	279
Accendra Health, Inc. 9.75% 6/15/2033 (h)		118	81
Accendra Health, Inc. 9.75% 6/15/2033 (h)		91	62
Amgen, Inc. 5.15% 3/2/2028		55	56
Amgen, Inc. 4.05% 8/18/2029		100	98
Amgen, Inc. 5.25% 3/2/2030		124	126
Amgen, Inc. 4.20% 2/19/2031		334	328
American Funds Insurance Series	98

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Amgen, Inc. 4.20% 3/1/2033	USD	133	$128
Amgen, Inc. 5.25% 3/2/2033		71	72
Amgen, Inc. 4.85% 2/19/2036		187	183
Amgen, Inc. 5.60% 3/2/2043		105	104
Amgen, Inc. 4.20% 2/22/2052		19	15
Amgen, Inc. 4.875% 3/1/2053		25	22
Amgen, Inc. 5.65% 3/2/2053		37	36
Amgen, Inc. 5.75% 3/2/2063		85	82
AstraZeneca Finance, LLC 5.00% 2/26/2034		50	51
Baxter International, Inc. 4.45% 2/15/2029		271	268
Baxter International, Inc. 4.90% 12/15/2030		338	336
Baxter International, Inc. 3.132% 12/1/2051		25	15
Bristol-Myers Squibb Co. 5.10% 2/22/2031		260	265
Bristol-Myers Squibb Co. 5.20% 2/22/2034		295	301
Bristol-Myers Squibb Co. 5.50% 2/22/2044		25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054		325	318
Cencora, Inc. 4.60% 2/13/2033		50	49
Cencora, Inc. 4.90% 2/13/2036		31	30
Centene Corp. 4.625% 12/15/2029		530	514
Centene Corp. 2.625% 8/1/2031		40	35
CVS Health Corp. 5.125% 2/21/2030		50	51
CVS Health Corp. 5.25% 2/21/2033		23	23
CVS Health Corp. 5.70% 6/1/2034		97	100
CVS Health Corp. 6.00% 6/1/2044		50	51
CVS Health Corp. 6.05% 6/1/2054		50	50
CVS Health Corp. 6.20% 9/15/2055		50	51
Elevance Health, Inc. 4.95% 11/1/2031		30	30
Elevance Health, Inc. 5.20% 2/15/2035		13	13
Gilead Sciences, Inc. 1.65% 10/1/2030		8	7
HCA, Inc. 2.375% 7/15/2031		18	16
Humana, Inc. 3.70% 3/23/2029		12	12
Humana, Inc. 5.375% 4/15/2031		35	35
Medline Borrower, LP 6.25% 4/1/2029 (h)		253	259
Merck & Co., Inc. 1.70% 6/10/2027		118	115
Merck & Co., Inc. 3.40% 3/7/2029		110	107
Merck & Co., Inc. 4.50% 5/17/2033		35	35
Merck & Co., Inc. 4.90% 5/17/2044		35	32
Molina Healthcare, Inc. 4.375% 6/15/2028 (h)		290	285
Molina Healthcare, Inc. 3.875% 5/15/2032 (h)		230	208
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		17	16
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (h)		119	121
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		362	362
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		600	644
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		89	69
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033		8	8
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036		14	14
			7,245

Utilities 0.38%
AEP Transmission Co., LLC 2.75% 8/15/2051		50	30
AES Corp. 5.20% 7/15/2029		500	503
AES Corp. 3.95% 7/15/2030 (h)		425	407
DTE Electric Co. 4.85% 3/1/2036		275	269
DTE Energy Co. 3.00% 3/1/2032		42	39
Duke Energy Florida, LLC 5.95% 11/15/2052		25	26
Edison International 5.45% 6/15/2029		100	101
99	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Edison International 6.95% 11/15/2029	USD	132	$138
Edison International 4.80% 3/15/2031		100	97
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)		200	232
FirstEnergy Corp. 2.65% 3/1/2030		393	364
FirstEnergy Corp. 2.25% 9/1/2030		107	96
Florida Power & Light Co. 5.10% 4/1/2033		35	35
NiSource, Inc. 4.75% 5/18/2031		100	100
NiSource, Inc. 5.40% 6/30/2033		25	26
Pacific Gas and Electric Co. 2.10% 8/1/2027		284	277
Pacific Gas and Electric Co. 3.75% 7/1/2028		105	103
Pacific Gas and Electric Co. 4.55% 7/1/2030		359	354
Pacific Gas and Electric Co. 2.50% 2/1/2031		41	37
Pacific Gas and Electric Co. 5.05% 10/15/2032		84	84
Pacific Gas and Electric Co. 6.40% 6/15/2033		50	53
Pacific Gas and Electric Co. 5.60% 8/15/2036		332	332
PacifiCorp 5.30% 2/15/2031		25	25
PacifiCorp 5.10% 4/15/2031		525	530
PacifiCorp 5.45% 4/15/2033		550	558
PacifiCorp 5.80% 4/15/2036		297	305
PacifiCorp 6.10% 8/1/2036		33	34
PacifiCorp 5.50% 5/15/2054		95	87
PacifiCorp 5.80% 1/15/2055		25	24
Rio Grande LNG, LLC 5.25% 6/30/2031 (h)		410	410
Southern California Edison Co. 5.15% 6/1/2029		105	106
Southern California Edison Co. 2.50% 6/1/2031		206	184
Southern California Edison Co. 4.80% 3/15/2033		489	480
Southern California Edison Co. 5.20% 6/1/2034		40	40
Southern California Edison Co. 3.60% 2/1/2045		206	149
Union Electric Co. 3.90% 4/1/2052		25	19
WEC Energy Group, Inc. 5.15% 10/1/2027		25	25
			6,679

Information technology 0.30%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (h)		190	191
Black Pearl Compute, LLC 6.125% 2/15/2031 (h)		145	147
Broadcom, Inc. 4.00% 4/15/2029 (h)		3	3
Broadcom, Inc. 5.15% 11/15/2031		104	106
Broadcom, Inc. 4.15% 4/15/2032 (h)		11	11
Broadcom, Inc. 4.80% 10/15/2034		12	12
Broadcom, Inc. 3.137% 11/15/2035 (h)		2	2
Cloud Software Group, Inc. 8.25% 6/30/2032 (h)		200	188
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (h)		250	261
Fair Isaac Corp. 6.00% 5/15/2033 (h)		100	98
Hughes Satellite Systems Corp. 5.25% 8/1/2026		832	704
Hughes Satellite Systems Corp. 6.625% 8/1/2026		58	36
HUT 8 DC, LLC 6.192% 11/15/2042 (h)		179	181
Intel Corp. 3.05% 8/12/2051		10	6
Intel Corp. 5.60% 2/21/2054		42	39
Intel Corp. 3.10% 2/15/2060		110	63
Oracle Corp. 4.55% 2/4/2029		125	123
Oracle Corp. 4.95% 2/4/2031		80	78
Oracle Corp. 4.80% 9/26/2032		55	52
Oracle Corp. 5.35% 5/4/2033		62	60
Oracle Corp. 5.50% 8/3/2035		18	17
Oracle Corp. 5.20% 9/26/2035		465	436
Oracle Corp. 5.70% 2/4/2036		168	163
Oracle Corp. 5.875% 9/26/2045		40	35
American Funds Insurance Series	100

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Oracle Corp. 6.55% 2/4/2046	USD	76	$72
Oracle Corp. 6.00% 8/3/2055		110	94
Oracle Corp. 5.95% 9/26/2055		95	81
Oracle Corp. 6.70% 2/4/2056		132	124
Oracle Corp. 6.10% 9/26/2065		40	33
Oracle Corp. 6.85% 2/4/2066		70	65
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (h)		520	519
Synopsys, Inc. 4.65% 4/1/2028		40	40
Synopsys, Inc. 4.85% 4/1/2030		40	40
Synopsys, Inc. 5.00% 4/1/2032		40	40
Synopsys, Inc. 5.15% 4/1/2035		780	776
Synopsys, Inc. 5.70% 4/1/2055		380	369
WULF Compute, LLC 7.75% 10/15/2030 (h)		75	79
			5,344

Industrials 0.29%
BAE Systems PLC 5.30% 3/26/2034 (h)		200	204
Boeing Co. (The) 6.259% 5/1/2027		376	381
Boeing Co. (The) 6.298% 5/1/2029		12	13
Boeing Co. (The) 3.625% 2/1/2031		178	169
Boeing Co. (The) 6.388% 5/1/2031		92	98
Boeing Co. (The) 6.528% 5/1/2034		1,291	1,405
Canadian Pacific Railway Co. 3.00% 12/2/2041		25	19
Canadian Pacific Railway Co. 3.10% 12/2/2051		80	52
CSX Corp. 4.75% 11/15/2048		50	44
CSX Corp. 4.50% 11/15/2052		35	29
Eaton Corp. 4.20% 3/6/2031		400	392
EquipmentShare.com, Inc. 8.625% 5/15/2032 (h)		430	448
EquipmentShare.com, Inc. 7.125% 7/1/2034 (h)		120	118
Herc Holdings, Inc. 7.25% 6/15/2033 (h)		90	94
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (h)		150	148
Icahn Enterprises, LP 5.25% 5/15/2027		440	435
L3Harris Technologies, Inc. 5.60% 7/31/2053		13	13
L3Harris Technologies, Inc. 5.40% 7/31/2033		15	15
LG Energy Solution, Ltd. 5.00% 4/2/2029 (h)		350	351
Norfolk Southern Corp. 5.35% 8/1/2054		51	48
Northrop Grumman Corp. 4.95% 3/15/2053		21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (h)		190	196
QXO Building Products, Inc. 6.875% 7/15/2034 (h)		70	72
Republic Services, Inc. 5.00% 4/1/2034		13	13
Sumisho Air Lease Corp. 4.40% 3/24/2028 (h)		15	15
Sumisho Air Lease Corp. 4.50% 3/24/2029 (h)		15	15
Sumisho Air Lease Corp. 4.85% 3/24/2031 (h)		55	54
Sumisho Air Lease Corp. 5.50% 3/24/2036 (h)		5	5
TransDigm, Inc. 6.125% 7/31/2034 (h)		67	67
Union Pacific Corp. 2.80% 2/14/2032		17	16
Union Pacific Corp. 3.50% 2/14/2053		20	14
Waste Management, Inc. 4.625% 2/15/2030		60	60
Waste Management, Inc. 4.95% 3/15/2035		16	16
Waste Management, Inc. 5.35% 10/15/2054		25	24
			5,062

Energy 0.25%
APA Corp. 4.25% 1/15/2030		385	379
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (h)		300	300
Borr IHC, Ltd. 8.75% 1/15/2032 (h)		200	196
Cenovus Energy, Inc. 5.40% 6/15/2047		44	41
101	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	USD	9	$9
ConocoPhillips Co. 5.50% 1/15/2055		50	48
Crescent Energy Finance, LLC 7.375% 1/15/2033 (h)		270	269
Energy Transfer, LP 6.10% 12/1/2028		41	42
Energy Transfer, LP 5.25% 7/1/2029		23	23
Energy Transfer, LP 6.40% 12/1/2030		34	36
Enterprise Products Operating, LLC 4.95% 2/15/2035		6	6
EOG Resources, Inc. 5.95% 7/15/2055		110	112
Equinor ASA 2.375% 5/22/2030		365	337
Exxon Mobil Corp. 3.452% 4/15/2051		210	150
Hess Midstream Operations, LP 5.875% 3/1/2028 (h)		35	35
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (h)(k)		55	50
NFE Financing, LLC 12.00% 11/15/2029 (h)(j)		148	53
Noble Finance II, LLC 6.25% 6/15/2034 (h)		89	87
Occidental Petroleum Corp. 5.55% 10/1/2034		124	127
Petroleos Mexicanos 6.50% 1/23/2029		20	20
Petroleos Mexicanos 8.75% 6/2/2029		177	189
Petroleos Mexicanos 6.84% 1/23/2030		808	830
Sunoco, LP 5.625% 3/15/2031 (h)		20	20
Sunoco, LP 5.875% 3/15/2034 (h)		20	20
TotalEnergies Capital SA 4.724% 9/10/2034		17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (h)		595	559
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (h)		195	203
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (h)		100	104
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (h)		75	84
			4,346

Real estate 0.19%
American Tower Corp. 4.05% 3/15/2032		11	10
Boston Properties, LP 2.45% 10/1/2033		7	6
Boston Properties, LP 6.50% 1/15/2034		38	40
Boston Properties, LP 5.75% 1/15/2035		95	96
Crown Castle, Inc. 5.00% 1/11/2028		54	54
Howard Hughes Corp. (The) 5.875% 3/1/2032 (h)		70	69
Howard Hughes Corp. (The) 6.125% 3/1/2034 (h)		75	74
Iron Mountain, Inc. 4.50% 2/15/2031 (h)		530	507
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (h)		265	271
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)		20	21
MPT Operating Partnership, LP 5.00% 10/15/2027		475	461
MPT Operating Partnership, LP 8.50% 2/15/2032 (h)		410	420
Piedmont Operating Partnership, LP 5.625% 1/15/2033		99	99
Prologis, LP 5.00% 3/15/2034		40	40
Service Properties Trust 0% 9/30/2027 (h)		45	42
Service Properties Trust 3.95% 1/15/2028		480	468
Service Properties Trust 8.625% 11/15/2031 (h)		700	738
			3,416

Consumer staples 0.18%
Altria Group, Inc. 4.875% 2/4/2028		13	13
Altria Group, Inc. 5.25% 8/6/2035		48	48
B&G Foods, Inc. 8.00% 9/15/2028 (h)		260	261
BAT Capital Corp. 6.343% 8/2/2030		9	9
BAT Capital Corp. 5.35% 8/15/2032		413	423
BAT Capital Corp. 6.421% 8/2/2033		38	41
BAT Capital Corp. 7.079% 8/2/2043		31	35
BAT Capital Corp. 4.54% 8/15/2047		55	45
BAT Capital Corp. 4.758% 9/6/2049		121	102
American Funds Insurance Series	102

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 7.081% 8/2/2053	USD	69	$78
BAT International Finance PLC 4.448% 3/16/2028		150	150
Coty, Inc. 5.60% 1/15/2031 (h)		119	116
H.J. Heinz Co. 4.875% 10/1/2049		235	197
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (h)		105	107
Mars, Inc. 4.80% 3/1/2030 (h)		25	25
Mars, Inc. 5.20% 3/1/2035 (h)		165	166
Mars, Inc. 5.65% 5/1/2045 (h)		71	71
Mars, Inc. 5.70% 5/1/2055 (h)		145	143
Mars, Inc. 5.80% 5/1/2065 (h)		24	24
McCormick & Co., Inc. 4.15% 2/15/2029		145	143
Mondelez International, Inc. 4.75% 8/28/2034		127	125
Performance Food Group, Inc. 5.625% 3/1/2034 (h)		115	113
Philip Morris International, Inc. 5.125% 11/17/2027		43	43
Philip Morris International, Inc. 5.625% 11/17/2029		23	24
Philip Morris International, Inc. 5.125% 2/15/2030		56	57
Philip Morris International, Inc. 5.50% 9/7/2030		70	72
Philip Morris International, Inc. 5.75% 11/17/2032		16	17
Philip Morris International, Inc. 5.375% 2/15/2033		55	56
Philip Morris International, Inc. 5.625% 9/7/2033		30	31
Philip Morris International, Inc. 4.90% 11/1/2034		90	89
Post Holdings, Inc. 6.375% 3/1/2033 (h)		330	328
Prestige Brands, Inc. 6.25% 7/15/2034 (h)		45	45
			3,197

Materials 0.14%
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		7	7
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055		60	61
Celanese US Holdings, LLC 7.35% 11/15/2028		36	38
Celanese US Holdings, LLC 7.55% 11/15/2030		27	29
Celanese US Holdings, LLC 7.379% 7/15/2032		10	11
Celanese US Holdings, LLC 7.45% 11/15/2033		23	25
Celanese US Holdings, LLC 7.375% 2/15/2034		310	320
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (h)		545	552
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (h)		40	40
Consolidated Energy Finance SA 5.625% 10/15/2028 (h)		750	721
Dow Chemical Co. (The) 5.35% 3/15/2035		7	7
Dow Chemical Co. (The) 5.65% 3/15/2036		4	4
Dow Chemical Co. (The) 5.55% 11/30/2048		15	13
Dow Chemical Co. (The) 3.60% 11/15/2050		75	50
Dow Chemical Co. (The) 6.90% 5/15/2053		6	6
Dow Chemical Co. (The) 5.60% 2/15/2054		63	56
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (h)		75	74
LYB International Finance III, LLC 5.125% 1/15/2031		2	2
LYB International Finance III, LLC 5.50% 3/1/2034		5	5
LYB International Finance III, LLC 6.15% 5/15/2035		6	6
LYB International Finance III, LLC 5.875% 1/15/2036		38	38
LYB International Finance III, LLC 3.625% 4/1/2051		102	67
NOVA Chemicals Corp. 8.50% 11/15/2028 (h)		10	10
NOVA Chemicals Corp. 4.25% 5/15/2029 (h)		325	316
			2,509
Total corporate bonds and notes			72,753
103	American Funds Insurance Series

Capital Income Builder (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Asset-backed obligations 0.53%
Other asset-backed securities 0.28%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (e)(h)	USD	28	$28
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(h)		210	212
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(h)		20	20
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(h)		395	399
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(h)		342	285
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(h)		85	70
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(h)		90	55
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(h)		90	57
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(h)		307	244
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(h)		476	477
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(h)		101	101
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(h)		120	121
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(h)		298	283
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(h)		55	51
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (e)(h)		63	62
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(h)		242	232
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(h)		345	342
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(h)		105	105
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(h)		935	773
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(h)		191	192
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(h)		158	157
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(h)		100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(h)		127	127
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(h)		9	9
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(h)		27	27
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(h)		67	67
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(h)		156	156
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(h)		8	8
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(h)		8	8
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(h)		57	56
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(h)		131	131
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(h)		54	55
			5,011

Auto loan 0.18%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(h)		339	347
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(h)		149	149
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(h)		37	38
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(h)		81	81
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(h)		163	164
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(h)		176	177
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(h)		181	184
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(h)		45	45
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(h)		285	288
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(h)		184	188
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (e)		4	4
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (e)		48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(h)		268	266
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(h)		100	99
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(h)		100	99
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(h)		187	189
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (e)		15	15
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (e)(h)		75	74
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (e)(h)		35	35
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (e)(h)		35	35
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (e)(h)		483	485
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(h)		150	151
			3,161
American Funds Insurance Series	104

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Credit card 0.05%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(h)	USD	400	$400
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(h)		246	246
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (e)(h)		117	117
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (e)(h)		100	101
			864

Student loan 0.02%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(h)		77	73
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(h)		155	147
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (e)(f)(h)		81	81
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(h)		35	32
			333
Total asset-backed obligations			9,369

Bonds & notes of governments & government agencies outside the U.S. 0.19%
Mexico 0.09%
United Mexican States 3.25% 4/16/2030		200	187
United Mexican States 6.25% 8/27/2037		1,125	1,126
United Mexican States 7.375% 5/13/2055		245	260
			1,573

Brazil 0.08%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL	7,514	1,343

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	USD	200	197

Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031		190	175
Total bonds & notes of governments & government agencies outside the U.S.			3,288

Loans 0.04%
Industrials 0.03%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (f)(l)		583	528

Financials 0.01%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(f)(h)(l)		183	184
Total loans			712

Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		179	181

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049		135	141
Total municipals			322
Total bonds, notes & other debt instruments (cost: $295,141,000)			293,487
105	American Funds Insurance Series

Capital Income Builder (continued)

Investment funds 2.17%	Shares	Value (000)
Capital Group Central Corporate Bond Fund (m)	4,588,065	$38,448
Total investment funds (cost: $41,746,000)		38,448

Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 3.70% (m)(n)	883,991	88,390
Total short-term securities (cost: $88,383,000)		88,390

Total investment securities 101.00% (cost: $1,312,180,000)		1,788,063
Other assets less liabilities (1.00)%		(17,678)
Net assets 100.00%		$1,770,385

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	340	3/17/2027	USD	81,566	$(252)
2 Year U.S. Treasury Note Futures	Long	402	10/5/2026		82,865	(56)
5 Year U.S. Treasury Note Futures	Long	226	10/5/2026		24,193	75
10 Year U.S. Treasury Note Futures	Long	3	9/30/2026		330	2
10 Year Ultra U.S. Treasury Note Futures	Short	37	9/30/2026		(4,161)	8
20 Year U.S. Treasury Bond Futures	Long	42	9/30/2026		4,767	127
30 Year Ultra U.S. Treasury Bond Futures	Long	86	9/30/2026		9,989	352
						$256

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased		Currency sold			Settlement	at 6/30/2026
(000)		(000)		Counterparty	date	(000)
USD	761	BRL	3,958	Goldman Sachs	7/13/2026	$(3)
USD	618	BRL	3,135	HSBC Bank	7/17/2026	14
EUR	60	USD	69	UBS AG	7/20/2026	— (b)
EUR	135	USD	156	HSBC Bank	7/20/2026	(2)
						$9
American Funds Insurance Series	106

Capital Income Builder (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
	Payment		Payment	Expiration	amount		6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)
SOFR	Annual	3.055%	Annual	4/6/2031	USD	6,700	$244	$—	$244
SOFR	Annual	4.1275%	Annual	7/27/2050	USD	310	4	—	4
SOFR	Annual	2.91%	Annual	9/18/2050	USD	592	117	—	117
							$365	$—	$365

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)		6/30/2026 (000)	(received) (000)	at 6/30/2026 (000)
14.45%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	2,180	$4	$—	$4

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Reference	Financing	Payment	Expiration	amount		6/30/2026	(received)	at 6/30/2026
index	rate paid	frequency	date	(000)		(000)	(000)	(000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD	416	$(34)	$(33)	$(1)
CDX.EM.45	1.00%	Quarterly	6/20/2031		140	2	4	(2)
						$(32)	$(29)	$(3)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)		Value at 6/30/2026 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD	1,148	$25	$24	$1

Investments in affiliates (m)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.17%
Capital Group Central Corporate Bond Fund	$38,098	$893	$—	$—	$(543)	$38,448	$893
107	American Funds Insurance Series

Capital Income Builder (continued)

Investments in affiliates (m) (continued)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 3.70% (n)	$81,415	$166,841	$159,852	$1	$(15)	$88,390	$1,439
Total 7.16%				$1	$(558)	$126,838	$2,332

(a)	Value determined using significant unobservable inputs.
(b)	Amount less than one thousand.
(c)	Non-income producing.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(g)	Represents securities transacted on a TBA basis.
(h)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $52,363,000, which represented 2.96% of the net assets of the fund.
(i)	Step bond; coupon rate may change at a later date.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(l)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	Rate represents the seven-day yield at 6/30/2026.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)

ADR = American Depositary Receipts

Assn. = Association

Auth. = Authority

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CME = CME Group

EUR = Euros

Fncg. = Financing

GBP = British pounds

GO = General Obligation

HKD = Hong Kong dollars

ICE = Intercontinental Exchange, Inc.

MXN = Mexican pesos

PIK = Payment In Kind

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

UST = U.S. Treasury

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	108

Asset Allocation Fund

Investment portfolio June 30, 2026	unaudited

Common stocks 61.48%	Shares	Value (000)
Information technology 20.03%
Broadcom, Inc.	3,426,106	$1,294,211
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,632,974	779,859
Taiwan Semiconductor Manufacturing Co., Ltd.	2,250,000	172,775
Micron Technology, Inc.	608,625	702,530
Apple, Inc.	1,899,315	549,586
Microsoft Corp.	1,314,273	490,250
KLA Corp.	931,314	280,987
NVIDIA Corp.	1,389,978	278,121
Intel Corp. (a)	1,796,261	250,812
Quantinuum, Inc., Class A (a)	1,912,196	156,303
ASML Holding NV (ADR)	71,326	141,899
International Business Machines Corp.	327,781	92,175
Applied Materials, Inc.	121,247	87,662
Hewlett Packard Enterprise Co.	1,726,567	77,885
Amphenol Corp., Class A	440,568	77,681
Diebold Nixdorf, Inc. (a)	532,940	45,310
Shopify, Inc., Class A, subordinate voting shares (a)	310,000	35,396
Western Digital Corp.	54,638	34,898
Strategy, Inc., Class A (a)	400,651	34,829
ARM Holdings PLC (ADR) (a)	82,275	29,172
SK hynix, Inc.	13,239	23,358
Salesforce, Inc.	126,621	19,836
AppLovin Corp., Class A (a)	20,196	10,406
MACOM Technology Solutions Holdings, Inc. (a)	11,985	4,559
Cerebras Systems, Inc., Class A (a)	17,500	3,867
		5,674,367

Industrials 8.21%
ATI, Inc. (a)	1,712,904	337,613
GE Vernova, Inc.	282,751	332,193
Boeing Co. (The) (a)	1,376,035	297,870
Deere & Co.	356,705	226,269
TransDigm Group, Inc.	141,713	188,767
Union Pacific Corp.	640,146	174,120
General Electric Co.	351,868	131,504
Caterpillar, Inc.	117,500	125,126
Quanta Services, Inc.	142,302	102,463
United Rentals, Inc.	76,747	86,946
Safran SA	170,187	67,285
FTAI Aviation, Ltd.	238,568	64,540
Trane Technologies PLC	128,383	63,057
L3Harris Technologies, Inc.	200,000	58,118
BWX Technologies, Inc.	98,283	19,131
Carrier Global Corp.	259,830	19,058
Airbus SE, non-registered shares	76,452	17,016
Ingersoll-Rand, Inc.	197,716	16,211
		2,327,287

Financials 7.42%
Aon PLC, Class A	589,049	195,382
Bank of America Corp.	3,313,688	188,814
Visa, Inc., Class A	549,488	188,524
Fiserv, Inc. (a)	3,136,983	153,869
Apollo Asset Management, Inc.	1,191,529	140,970
Arthur J. Gallagher & Co.	609,691	139,967
Synchrony Financial	1,549,077	117,807
Ares Management Corp., Class A (b)	949,769	105,719
Berkshire Hathaway, Inc., Class A (a)	81	60,657
Berkshire Hathaway, Inc., Class B (a)	75,000	37,529

109	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Capital One Financial Corp.	440,000	$88,273
Mastercard, Inc., Class A	150,930	77,518
Brookfield Corp., Class A	1,805,226	76,884
Wells Fargo & Co.	886,590	73,268
Citigroup, Inc.	475,000	66,481
Brown & Brown, Inc.	964,468	61,871
Progressive Corp.	280,641	61,306
Morgan Stanley	219,557	45,896
JPMorgan Chase & Co.	138,465	45,324
American Express Co.	104,981	35,510
Blackstone, Inc.	300,000	35,301
Kinsale Capital Group, Inc.	76,390	25,194
Goldman Sachs Group, Inc.	24,707	24,988
Blue Owl Capital, Inc., Class A	2,744,400	24,013
Fidelity National Information Services, Inc.	459,035	17,847
Intercontinental Exchange, Inc.	110,132	13,558
Sberbank of Russia PJSC (c)	8,880,000	—	(d)
		2,102,470

Health care 6.09%
Vertex Pharmaceuticals, Inc. (a)	653,520	324,623
Gilead Sciences, Inc.	1,575,564	199,057
Eli Lilly and Co.	162,065	194,386
UnitedHealth Group, Inc.	421,617	175,237
CVS Health Corp.	1,451,353	150,142
Alnylam Pharmaceuticals, Inc. (a)	460,972	138,766
Amgen, Inc.	380,186	137,673
Illumina, Inc. (a)	599,527	105,415
Johnson & Johnson	337,126	85,620
Thermo Fisher Scientific, Inc.	104,973	52,629
Cooper Cos., Inc. (a)	591,128	42,390
Boston Scientific Corp. (a)	823,445	35,145
Align Technology, Inc. (a)	203,074	34,250
AbbVie, Inc.	129,914	32,691
Rotech Healthcare, Inc. (a)(c)(e)	184,138	12,982
Keenova Therapeutics PLC (a)	36,079	3,548
Par Health, Inc. (a)(f)	36,079	249
		1,724,803

Consumer discretionary 5.00%
Booking Holdings, Inc.	1,595,087	284,308
Amazon.com, Inc. (a)	884,061	210,707
Royal Caribbean Cruises, Ltd.	402,201	127,711
D.R. Horton, Inc.	610,377	99,418
Carnival Corp., Ltd.	2,758,206	78,802
Darden Restaurants, Inc.	372,905	76,822
Home Depot, Inc.	217,702	76,779
Compagnie Financiere Richemont SA, Class A	321,887	74,693
Tesla, Inc. (a)	172,900	72,722
Starbucks Corp.	705,248	72,069
Texas Roadhouse, Inc.	360,436	69,647
NIKE, Inc., Class B	972,604	39,926
Toll Brothers, Inc.	230,594	37,990
Hilton Worldwide Holdings, Inc.	113,729	37,583
Restaurant Brands International, Inc.	416,079	30,170

American Funds Insurance Series	110

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
AutoZone, Inc. (a)	6,554	$20,946
DraftKings, Inc., Class A (a)	237,954	6,011
Aimbridge Topco, LLC (a)(c)	10,722	721
		1,417,025

Communication services 4.75%
Alphabet, Inc., Class A	1,136,596	406,185
Alphabet, Inc., Class C	1,050,585	371,203
Meta Platforms, Inc., Class A	525,416	295,961
Comcast Corp., Class A	5,734,446	140,781
Netflix, Inc. (a)	737,587	52,664
Space Exploration Technologies Corp., Class A (a)(b)	167,808	28,672
Charter Communications, Inc., Class A (a)	191,600	27,247
Walt Disney Co. (The)	156,965	15,108
AT&T, Inc.	416,628	8,624
		1,346,445

Materials 4.22%
Wheaton Precious Metals Corp.	2,238,944	251,478
Royal Gold, Inc.	1,217,374	243,000
Franco-Nevada Corp. (CAD denominated)	1,035,799	216,128
Lundin Mining Corp.	7,198,939	175,424
First Quantum Minerals, Ltd. (a)	3,889,750	106,250
Glencore PLC	10,884,680	74,241
Southern Copper Corp.	324,220	56,499
Corteva, Inc.	630,610	53,407
Agnico Eagle Mines, Ltd. (CAD denominated)	71,601	11,125
Air Products and Chemicals, Inc.	27,922	8,186
Venator Materials PLC (a)(c)	4,096	—	(d)
		1,195,738

Consumer staples 3.11%
Philip Morris International, Inc.	3,041,889	550,308
Keurig Dr Pepper, Inc.	2,750,000	90,008
Constellation Brands, Inc., Class A	549,955	76,493
Costco Wholesale Corp.	65,318	61,103
Nestle SA	356,883	36,650
US Foods Holding Corp. (a)	221,900	22,689
Estee Lauder Cos., Inc. (The), Class A	264,310	20,867
Coca-Cola Co.	160,431	13,038
Procter & Gamble Co.	75,358	11,051
		882,207

Utilities 1.33%
Southern Co. (The)	2,250,990	215,442
DTE Energy Co.	828,774	126,280
Vistra Corp.	135,433	21,484
FirstEnergy Corp.	284,842	13,542
		376,748

Energy 1.23%
ConocoPhillips	824,000	85,663
Canadian Natural Resources, Ltd. (CAD denominated)	2,124,209	84,055
EOG Resources, Inc.	593,674	77,017
Exxon Mobil Corp.	443,633	60,653

111	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Diamondback Energy, Inc.	153,044	$26,902
SLB, Ltd.	286,500	13,319
Altera Infrastructure, LP (a)(c)	16,130	697
Expand Energy Corp.	2,101	192
New Fortress Energy, Inc., Class A (a)	150,315	55
		348,553

Real estate 0.09%
Simon Property Group, Inc. REIT	92,472	20,682
Service Properties Trust REIT	1,180,000	1,994
Ventas, Inc. REIT	12,423	1,103
		23,779
Total common stocks (cost: $8,837,905,000)		17,419,422

Preferred securities 0.23%
Information technology 0.23%
Anthropic, PBC, Class H, preferred shares (a)(c)(e)	108,679	64,013

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(c)(f)	450	837
Total preferred securities (cost: $64,479,000)		64,850

Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(c)	4	—	(d)
Total rights & warrants (cost: $0)		—	(d)

Convertible stocks 0.14%
Information technology 0.07%
Strategy, Inc. 8.00% perpetual convertible preferred shares	289,834	17,048
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	39,600	1,780
		18,828

Industrials 0.06%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	17,642

Utilities 0.01%
NextEra Energy, Inc., convertible preferred shares, 7.299% 6/1/2027	31,700	1,685

Communication services 0.00%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	13,200	672
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	13,200	664
		1,336
Total convertible stocks (cost: $41,264,000)		39,491

American Funds Insurance Series	112

Asset Allocation Fund (continued)

Convertible bonds & notes 0.13%	Principal amount (000)		Value (000)
Information technology 0.06%
Corweave, Inc., convertible notes, 1.75% 10/1/2032 (f)	USD	1,421	$1,568
Lumentum Holdings, Inc., convertible notes, 0.375% 3/15/2032 (f)		314	1,450
Seagate HDD Cayman, convertible notes, 3.50% 6/1/2028		150	1,751
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)		1,739	3,727
Viavi Solutions, Inc., convertible notes, 0.625% 3/1/2031 (f)		421	1,499
Western Digital Corp., convertible notes, 3.00% 11/15/2028		416	7,009
			17,004

Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (g)		1,290	4,032
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030		1,578	1,887
			5,919

Real estate 0.02%
Digital Realty Trust, LP, convertible notes, 1.875% 11/15/2029 (f)		1,715	1,842
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (f)		1,422	3,366
			5,208

Health care 0.01%
Alnylam Pharmaceuticals, Inc., convertible notes, 1.00% 9/15/2027		1,190	1,434
Halozyme Therapeutics, Inc., convertible notes, 1.00% 8/15/2028		1,818	2,658
			4,092

Utilities 0.01%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)		2,785	2,963

Industrials 0.01%
Uber Technologies, Inc., convertible notes, 0.875% 12/1/2028		1,572	1,883

Financials 0.00%
Jazz Investments, convertible notes, 3.125% 9/15/2030		881	1,503
Total convertible bonds & notes (cost: $28,349,000)			38,572

Bonds, notes & other debt instruments 30.95%
U.S. Treasury bonds & notes 11.82%
U.S. Treasury 11.66%
U.S. Treasury 4.125% 2/15/2027		1,258	1,259
U.S. Treasury 2.625% 5/31/2027		96,250	94,985
U.S. Treasury 0.50% 6/30/2027		28,098	27,118
U.S. Treasury 3.75% 6/30/2027		18,100	18,037
U.S. Treasury 4.125% 9/30/2027		90,000	89,978
U.S. Treasury 3.375% 11/30/2027		118	116
U.S. Treasury 3.375% 2/29/2028		143,000	141,227
U.S. Treasury 4.00% 2/29/2028		46,200	46,081
U.S. Treasury 3.625% 3/31/2028		9	9
U.S. Treasury 3.875% 3/31/2028		177,790	176,924
U.S. Treasury 3.50% 4/30/2028		5,600	5,535
U.S. Treasury 4.00% 5/31/2028		16,000	15,954
U.S. Treasury 4.125% 6/30/2028		416,557	416,338
U.S. Treasury 4.00% 1/31/2029		8,844	8,808
U.S. Treasury 2.875% 4/30/2029		50,000	48,292
U.S. Treasury 4.125% 6/15/2029		1,556	1,555

113	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 6/30/2029	USD	36,885	$36,974
U.S. Treasury 4.00% 3/31/2030		83,865	83,341
U.S. Treasury 0.625% 5/15/2030		9,358	8,178
U.S. Treasury 3.875% 6/30/2030		21,920	21,667
U.S. Treasury 4.00% 7/31/2030		8,160	8,102
U.S. Treasury 4.875% 10/31/2030		10,491	10,768
U.S. Treasury 3.50% 11/30/2030		7,890	7,669
U.S. Treasury 3.50% 2/28/2031		141,000	136,875
U.S. Treasury 3.875% 3/31/2031		251,942	248,399
U.S. Treasury 4.125% 5/31/2031		16,000	15,944
U.S. Treasury 4.125% 6/30/2031		288,579	287,576
U.S. Treasury 4.25% 6/30/2031		17,165	17,193
U.S. Treasury 2.875% 5/15/2032		50,000	46,428
U.S. Treasury 4.00% 6/30/2032		17,325	17,085
U.S. Treasury 4.125% 11/15/2032		648	642
U.S. Treasury 3.50% 2/15/2033		27,034	25,797
U.S. Treasury 4.25% 3/31/2033		12,207	12,171
U.S. Treasury 4.25% 6/30/2033		132,186	131,675
U.S. Treasury 3.875% 8/15/2033 (h)		138,911	135,096
U.S. Treasury 4.375% 5/15/2034		14,285	14,292
U.S. Treasury 4.25% 11/15/2034		2,075	2,055
U.S. Treasury 4.00% 11/15/2035		75,230	72,779
U.S. Treasury 4.375% 5/15/2036		140,739	140,002
U.S. Treasury 1.375% 11/15/2040		59,338	38,385
U.S. Treasury 1.75% 8/15/2041		24,960	16,739
U.S. Treasury 2.00% 11/15/2041		1,058	733
U.S. Treasury 4.625% 5/15/2044		14,927	14,422
U.S. Treasury 5.00% 5/15/2045		3,325	3,354
U.S. Treasury 2.50% 2/15/2046		3,365	2,321
U.S. Treasury 4.625% 2/15/2046		6,986	6,707
U.S. Treasury 5.00% 5/15/2046		207,042	208,595
U.S. Treasury 3.00% 5/15/2047		8,383	6,224
U.S. Treasury 3.00% 2/15/2048		301	222
U.S. Treasury 2.25% 2/15/2052		72,025	43,378
U.S. Treasury 4.00% 11/15/2052		5,700	4,877
U.S. Treasury 3.625% 2/15/2053 (h)		145,025	116,031
U.S. Treasury 3.625% 5/15/2053		18,989	15,178
U.S. Treasury 4.25% 2/15/2054		23,191	20,694
U.S. Treasury 4.25% 8/15/2054		37,315	33,318
U.S. Treasury 4.625% 2/15/2055		6,175	5,869
U.S. Treasury 4.625% 11/15/2055		37,200	35,393
U.S. Treasury 4.75% 2/15/2056		163,827	159,142
			3,304,506

U.S. Treasury inflation-protected securities 0.16%
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (i)		32,188	31,680
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)		12,940	12,158
			43,838
Total U.S. Treasury bonds & notes			3,348,344

Corporate bonds and notes 9.19%
Financials 2.35%
AerCap Ireland Capital DAC 2.45% 10/29/2026		4,890	4,860
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)		2,295	2,248
Ally Financial, Inc. 8.00% 11/1/2031		2,688	2,984
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (j)		900	895
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (j)		2,407	2,569

American Funds Insurance Series	114

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (j)	USD	411	$405
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (j)		2,885	2,945
American International Group, Inc. 5.125% 3/27/2033		1,882	1,896
Aon North America, Inc. 5.45% 3/1/2034		230	235
Apollo Debt Solutions BDC 6.90% 4/13/2029		133	137
Apollo Debt Solutions BDC 5.875% 8/30/2030		111	110
Apollo Debt Solutions BDC 5.70% 1/23/2031 (f)		2,987	2,925
Apollo Debt Solutions BDC 6.70% 7/29/2031		1,000	1,020
Apollo Debt Solutions BDC 6.55% 3/15/2032 (f)		5,376	5,423
Apollo Debt Solutions BDC 6.55% 3/15/2032		534	539
Arch Capital Group, Ltd. 5.25% 6/15/2036		2,433	2,430
Arch Capital Group, Ltd. 5.95% 6/15/2056		133	134
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)		830	840
Ares Capital Corp. 5.55% 1/15/2030		8,554	8,508
Aretec Group, Inc. 7.50% 4/1/2029 (f)		1,250	1,246
Asurion, LLC 8.00% 12/31/2032 (f)		2,075	2,092
Asurion, LLC 8.375% 2/1/2034 (f)		940	871
Athene Holding, Ltd. 6.625% 5/19/2055		290	282
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031		5,000	4,993
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (f)(j)		430	427
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (f)(j)		12,850	12,672
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (j)		2,176	2,070
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (j)		485	462
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (j)		4,863	4,977
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (j)		90	89
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (j)		1,243	1,173
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (j)		4,206	3,752
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (j)		896	795
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (j)		6,500	6,387
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (j)		5,025	4,558
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (j)		2,418	2,398
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (j)		621	549
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (j)		1,800	1,603
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (j)		947	855
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (j)		4,064	4,119
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (j)		9,000	8,867
Bank of Ireland Group PLC 4.997% 11/12/2032 (USD-SOFR Index + 1.16% on 11/12/2031) (f)(j)		5,375	5,373
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (j)		2,000	1,998
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (f)(j)		2,220	2,294
Blackstone Private Credit Fund 4.00% 1/15/2029		257	246
Blackstone Private Credit Fund 5.95% 7/16/2029		8,721	8,727
Blackstone Private Credit Fund 5.25% 4/1/2030		259	252
Blackstone Private Credit Fund 6.25% 1/25/2031		839	840
Blackstone Private Credit Fund 5.35% 3/12/2031		2,288	2,201
Blackstone Private Credit Fund 5.95% 5/15/2031		837	824
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (f)		2,998	2,985
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(j)		2,535	2,396
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (f)(j)		8,155	8,041
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (f)(j)		9,079	8,897
Brown & Brown, Inc. 4.60% 12/23/2026		1,250	1,251
Brown & Brown, Inc. 4.90% 6/23/2030		10,750	10,737
Brown & Brown, Inc. 5.25% 6/23/2032		358	359
Brown & Brown, Inc. 5.55% 6/23/2035		4,915	4,907
Brown & Brown, Inc. 6.25% 6/23/2055		1,888	1,906
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (f)(j)		1,734	1,720
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (j)		341	346
115	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Chubb INA Holdings, LLC 5.00% 3/15/2034	USD	4,623	$4,638
Chubb INA Holdings, LLC 4.90% 8/15/2035		600	592
Chubb INA Holdings, LLC 4.35% 11/3/2045		400	343
Cipher Compute, LLC 7.125% 11/15/2030 (f)		695	723
Citibank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (j)		2,500	2,498
Citibank, NA 4.914% 5/29/2030		4,825	4,885
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (j)		1,150	1,149
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (j)		6,497	6,514
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (j)		2,242	2,266
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (j)		4,257	4,228
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (j)		48	47
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (j)		2,506	2,222
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (j)		1,164	1,199
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (j)		1,551	1,563
CME Group, Inc. 3.75% 6/15/2028		3,069	3,040
Coinbase Global, Inc. 3.375% 10/1/2028 (f)		6,514	6,188
Coinbase Global, Inc. 3.625% 10/1/2031 (f)		8,066	7,032
Corebridge Financial, Inc. 3.65% 4/5/2027		914	908
Corebridge Financial, Inc. 3.85% 4/5/2029		556	544
Corebridge Financial, Inc. 3.90% 4/5/2032		315	296
Corebridge Financial, Inc. 4.35% 4/5/2042		182	154
Corebridge Financial, Inc. 4.40% 4/5/2052		438	353
Corebridge Global Funding 4.80% 5/29/2029 (f)		660	659
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (j)		5,959	5,900
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (j)		1,109	1,117
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (j)		2,016	2,077
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (j)		750	785
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (j)		300	283
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (j)		7,410	7,305
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (j)		9,407	9,386
FS KKR Capital Corp. 7.50% 8/1/2031		10,762	10,723
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (j)		1,970	1,955
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (j)		13,157	13,046
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (j)		2,325	2,327
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (j)		2,184	2,174
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (j)		4,077	3,988
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (j)		250	225
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (j)		10,339	10,335
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (j)		4,994	4,851
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (j)		3,929	3,838
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (j)		1,792	1,355
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (j)		9,000	8,710
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028		2,741	2,727
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029		650	645
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030		650	659
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031		650	642
Guardian Life Global Funding 4.809% 6/1/2031 (f)		823	823
HPS Corporate Lending Fund 6.25% 9/30/2029		1,916	1,930
HPS Corporate Lending Fund 5.85% 6/5/2030		1,916	1,890
HPS Corporate Lending Fund 6.30% 8/19/2031 (f)		5,360	5,348
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (j)		8,825	8,733
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (j)		8,695	8,578
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (j)		937	847
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (j)		873	784
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (j)		15,084	15,185
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (j)		809	835
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (j)		480	473
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (j)		537	575
Intercontinental Exchange, Inc. 5.25% 6/15/2031		2,020	2,064

American Funds Insurance Series	116

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(j)	USD	11,122	$12,859
ION Platform Finance US, Inc. 4.625% 5/1/2028 (f)		125	114
ION Platform Finance US, Inc. 8.75% 5/1/2029 (f)		474	423
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)		560	512
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)		230	205
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)		835	606
Jane Street Group, LLC 6.75% 5/1/2033 (f)		4,700	4,836
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (j)		1,066	1,069
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (j)		1,550	1,547
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (j)		3,351	3,361
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (j)		3,630	3,630
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028) (j)		794	757
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (j)		4,250	4,380
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (j)		927	947
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (j)		750	744
JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029) (j)		707	664
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (j)		4,261	4,243
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (j)		4,045	3,561
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (j)		525	473
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (j)		1,187	1,174
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (j)		1,081	1,093
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (j)		2,931	3,014
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (j)		840	817
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (j)		9,814	9,747
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (j)		1,222	1,217
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029		1,705	1,699
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031		7,000	7,015
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035		2,250	2,229
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049		719	640
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051		920	581
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055		1,792	1,695
Mastercard, Inc. 4.35% 1/15/2032		551	543
Mastercard, Inc. 4.85% 3/9/2033		258	260
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)		1,600	1,619
Mizuho Financial Group, Inc. 4.782% 7/13/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.68% on 7/13/2029) (j)		10,708	10,693
Mizuho Financial Group, Inc. 4.965% 7/13/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/13/2031) (j)		13,443	13,408
Morgan Stanley 3.125% 7/27/2026		325	325
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (j)		2,525	2,545
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (j)		1,547	1,568
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (j)		3,775	3,724
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (j)		5,750	5,676
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (j)		1,541	1,555
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (j)		8,175	8,069
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (j)		5,278	5,245
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (j)		4,246	4,276
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (j)		1,465	1,457
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (j)		675	683
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (j)		5,192	5,078
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (j)		3,952	3,439
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (j)		3,433	3,391
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (j)		9,456	9,384
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (j)		6,735	6,525
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (j)		11,813	11,557
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (j)		600	597
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (j)		311	311
Navient Corp. 7.875% 6/15/2032		20	19
117	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
New York Life Global Funding 2.35% 7/14/2026 (f)	USD	529	$529
New York Life Global Funding 4.55% 1/28/2033 (f)		1,132	1,111
Northwestern Mutual Global Funding 1.75% 1/11/2027 (f)		2,240	2,211
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)		3,750	3,767
PayPal Holdings, Inc. 2.65% 10/1/2026		593	591
PayPal Holdings, Inc. 2.30% 6/1/2030		552	505
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (j)		442	446
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (j)		855	848
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (j)		596	611
Power Finance Corp., Ltd. 5.25% 8/10/2028		383	385
Power Finance Corp., Ltd. 6.15% 12/6/2028		350	360
Power Finance Corp., Ltd. 4.50% 6/18/2029		554	546
Power Finance Corp., Ltd. 3.95% 4/23/2030		1,213	1,165
Progressive Corp. 4.60% 3/26/2031		845	843
Progressive Corp. 5.15% 3/26/2036		5,557	5,557
Prudential Financial, Inc. 4.35% 2/25/2050		1,976	1,601
Prudential Financial, Inc. 3.70% 3/13/2051		677	491
Royal Bank of Canada, 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (j)		898	888
Starwood Property Trust, Inc. 4.375% 1/15/2027 (f)		3,580	3,581
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)		4,650	4,632
Starwood Property Trust, Inc. 5.875% 8/15/2029 (f)		1,755	1,761
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (f)		6,611	6,589
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (f)		4,240	4,243
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (j)		3,119	3,109
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (f)(j)		1,000	998
Travelers Cos., Inc. 4.00% 5/30/2047		771	616
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (j)		1,677	1,767
U.S. Bancorp 2.375% 7/22/2026		3,584	3,580
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (j)		3,808	3,878
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (f)(j)		800	791
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(j)		3,204	3,250
UniCredit SpA 4.625% 4/12/2027 (f)		625	626
Visa, Inc. 4.10% 2/12/2031		9,000	8,910
Voyager Parent, LLC 9.25% 7/1/2032 (f)		5,628	5,955
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (j)		6,295	6,352
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (j)		358	351
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (j)		6,474	6,698
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (j)		3,975	3,923
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (j)		4,616	4,346
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (j)		14,260	14,215
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (j)		3,360	3,628
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (j)		810	791
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (j)		2,980	2,685
Westpac Banking Corp. 2.963% 11/16/2040		1,344	998
			666,326

Consumer discretionary 1.18%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		501	452
Alibaba Group Holding, Ltd. 4.50% 11/28/2034		766	748
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		200	181
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)		1,925	1,979
Amazon.com, Inc. 4.10% 11/20/2030		8,200	8,062
Amazon.com, Inc. 4.55% 3/13/2033		5,654	5,564
Amazon.com, Inc. 4.35% 3/20/2033		6,500	6,329
Amazon.com, Inc. 4.65% 11/20/2035		10,460	10,176
American Funds Insurance Series	118

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 4.875% 3/13/2036	USD	3,270	$3,220
Amazon.com, Inc. 5.45% 11/20/2055		9,382	8,877
Brightstar Lottery PLC 5.75% 1/15/2033 (f)		3,785	3,713
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)		1,610	1,572
Caesars Entertainment, Inc. 6.00% 10/15/2032 (f)		3,100	2,812
Carnival Corp., Ltd. 4.00% 8/1/2028 (f)		2,375	2,332
Carnival Corp., Ltd. 5.125% 5/1/2029 (f)		1,500	1,498
Carnival Corp., Ltd. 5.75% 8/1/2032 (f)		1,570	1,587
Carnival Corp., Ltd. 6.125% 2/15/2033 (f)		1,270	1,286
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)		6,570	6,604
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (f)		604	609
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)		1,350	1,279
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (f)		3,281	3,314
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)		8,140	8,244
Flutter Treasury DAC 5.875% 6/4/2031 (f)		3,562	3,551
Ford Motor Credit Co., LLC 6.798% 11/7/2028		2,111	2,180
Ford Motor Credit Co., LLC 5.80% 3/8/2029		3,385	3,415
Ford Motor Credit Co., LLC 4.97% 4/6/2029		715	708
Ford Motor Credit Co., LLC 5.875% 11/7/2029		6,830	6,914
Ford Motor Credit Co., LLC 5.73% 9/5/2030		6,275	6,312
Ford Motor Credit Co., LLC 5.42% 4/9/2031		2,207	2,189
Ford Motor Credit Co., LLC 6.532% 3/19/2032		4,600	4,756
Ford Motor Credit Co., LLC 7.122% 11/7/2033		1,425	1,517
Ford Motor Credit Co., LLC 6.125% 3/8/2034		7,130	7,180
Ford Motor Credit Co., LLC 6.50% 2/7/2035		4,370	4,477
Ford Motor Credit Co., LLC 5.869% 10/31/2035		16,021	15,695
Ford Motor Credit Co., LLC 6.467% 5/22/2036		9,250	9,402
Gaia Purchaser, Inc. 7.625% 7/15/2033 (f)		5,000	5,060
General Motors Financial Co., Inc. 5.35% 1/7/2030		10,202	10,367
General Motors Financial Co., Inc. 5.90% 1/7/2035		5,417	5,571
General Motors Financial Co., Inc. 5.45% 1/8/2036		11,250	11,213
Goodyear Tire & Rubber Co. 8.875% 7/15/2032		2,205	2,226
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)		5,090	5,096
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)		1,885	1,782
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (f)		7,150	7,172
Home Depot, Inc. 1.50% 9/15/2028		3,000	2,828
Home Depot, Inc. 3.90% 12/6/2028		825	818
Home Depot, Inc. 2.95% 6/15/2029		1,174	1,128
Home Depot, Inc. 1.875% 9/15/2031		3,000	2,629
Home Depot, Inc. 4.50% 12/6/2048		428	365
Home Depot, Inc. 5.30% 6/25/2054		3,000	2,842
Hyatt Hotels Corp. 5.05% 3/30/2028		3,726	3,750
Hyatt Hotels Corp. 5.75% 3/30/2032		3,520	3,631
Hyundai Capital America 4.875% 6/23/2027 (f)		1,334	1,339
Hyundai Capital America 5.275% 6/24/2027 (f)		6,273	6,315
Hyundai Capital America 2.375% 10/15/2027 (f)		2,311	2,247
Hyundai Capital America 4.60% 4/6/2028 (f)		4,830	4,823
Hyundai Capital America 4.90% 6/23/2028 (f)		4,992	5,006
Hyundai Capital America 2.10% 9/15/2028 (f)		2,756	2,602
Hyundai Capital America 4.25% 1/8/2029 (f)		2,780	2,743
Hyundai Capital America 4.75% 6/18/2029 (f)		1,715	1,709
Hyundai Capital America 5.30% 1/8/2030 (f)		10,081	10,213
Hyundai Capital America 5.10% 6/24/2030 (f)		4,980	5,011
Hyundai Capital America 5.40% 1/8/2031 (f)		991	1,008
Hyundai Capital America 5.00% 6/18/2031 (f)		1,262	1,260
International Game Technology PLC 5.25% 1/15/2029 (f)		2,445	2,438
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)		440	429
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)		1,025	1,069
Marriott International, Inc. 4.90% 4/15/2029		1,082	1,091
Marriott International, Inc. 4.50% 5/1/2033		1,700	1,646

119	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Marriott International, Inc. 2.75% 10/15/2033	USD	2,240	$1,947
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (f)		528	510
McDonald’s Corp. 4.60% 9/9/2032		642	642
Mobility Global, Inc. 6.05% 6/15/2036 (f)		475	481
Newell Brands, Inc. 8.50% 6/1/2028 (f)		715	747
Newell Brands, Inc. 6.625% 9/15/2029		1,850	1,882
Newell Brands, Inc. 6.375% 5/15/2030		535	543
Newell Brands, Inc. 6.625% 5/15/2032		385	390
Newell Brands, Inc. 7.375% 4/1/2036		1,025	1,041
Newell Brands, Inc. 7.50% 4/1/2046		475	444
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (f)		320	317
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)		1,940	2,001
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)		1,600	1,659
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)		1,220	1,293
Party City Holdings, Inc. 0% 8/27/2030 (c)		1,355	27
RHP Hotel Properties, LP 5.75% 3/15/2034 (f)		2,080	2,062
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)		1,030	1,045
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033		979	953
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036		12,767	12,679
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038		11,542	11,184
Sally Holdings, LLC 6.75% 4/1/2032		920	941
Sands China, Ltd. 2.30% 3/8/2027		1,859	1,830
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)		1,795	1,536
Six Flags Entertainment Corp. 8.625% 1/15/2032 (f)		2,045	2,107
Starbucks Corp. 5.00% 2/15/2034		332	333
Toyota Motor Credit Corp. 1.90% 1/13/2027		2,240	2,214
Toyota Motor Credit Corp. 4.05% 3/13/2029		5,754	5,689
Toyota Motor Credit Corp. 4.60% 3/11/2033		4,173	4,094
Travel + Leisure Co. 4.50% 12/1/2029 (f)		2,100	2,033
Travel + Leisure Co. 6.25% 6/1/2031 (f)		3,775	3,801
Universal Entertainment Corp. 9.875% 8/1/2029 (f)		1,475	1,427
Whirlpool Corp. 7.50% 7/1/2031 (f)		400	406
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (f)		1,915	1,891
			336,310

Communication services 0.96%
Alphabet, Inc. 4.10% 2/15/2031		2,319	2,279
Alphabet, Inc. 4.375% 11/15/2032		177	174
Alphabet, Inc. 4.40% 2/15/2033		1,548	1,515
Alphabet, Inc. 4.70% 11/15/2035		4,275	4,190
Alphabet, Inc. 4.80% 2/15/2036		2,109	2,074
Altice France 6.50% 4/15/2032 (f)		3,404	3,293
AT&T, Inc. 4.75% 4/30/2033		11,075	10,841
AT&T, Inc. 5.40% 2/15/2034		1,369	1,388
AT&T, Inc. 3.50% 9/15/2053		5,140	3,339
Beignet Investor, LLC 6.581% 5/30/2049 (f)		2,225	2,271
CCO Holdings, LLC 5.125% 5/1/2027 (f)		985	983
CCO Holdings, LLC 4.75% 3/1/2030 (f)		1,350	1,281
CCO Holdings, LLC 4.50% 6/1/2033 (f)		2,085	1,811
CCO Holdings, LLC 4.25% 1/15/2034 (f)		3,260	2,763
Charter Communications Operating, LLC 4.40% 4/1/2033		1,000	921
Charter Communications Operating, LLC 3.50% 3/1/2042		6,200	4,288
Charter Communications Operating, LLC 4.80% 3/1/2050		6,740	5,032
Charter Communications Operating, LLC 3.70% 4/1/2051		5,493	3,411
Charter Communications Operating, LLC 3.90% 6/1/2052		14,963	9,547
Charter Communications Operating, LLC 5.25% 4/1/2053		6,027	4,703
Charter Communications Operating, LLC 6.70% 12/1/2055		775	739
Connect Finco SARL 9.00% 9/15/2029 (f)		8,125	8,560

American Funds Insurance Series	120

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Connect Holding II, LLC 10.50% 4/3/2031 (f)	USD	1,060	$1,063
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)		357	357
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)		2,825	2,879
DIRECTV Financing, LLC 10.00% 2/15/2031 (f)		4,050	4,205
Discovery Global Holdings, Inc. 3.755% 3/15/2027		288	287
Discovery Global Holdings, Inc. 4.279% 3/15/2032		6,050	5,433
Discovery Global Holdings, Inc. 5.05% 3/15/2042		6,190	4,542
Discovery Global Holdings, Inc. 5.141% 3/15/2052		664	447
DISH Network Corp. 11.75% 11/15/2027 (f)		10,154	10,441
EchoStar Corp. 10.75% 11/30/2029		6,925	7,487
EchoStar Corp. 6.75% Cash 11/30/2030 (g)		3,759	3,826
Embarq, LLC 7.995% 6/1/2036		8,084	2,344
Gray Media, Inc. 10.50% 7/15/2029 (f)		6,574	6,943
Gray Media, Inc. 4.75% 10/15/2030 (f)		1,656	1,191
Gray Media, Inc. 5.375% 11/15/2031 (f)		4,790	3,217
Gray Media, Inc. 9.625% 7/15/2032 (f)		495	478
Ligado Networks, LLC 17.50% PIK 11/1/2023 (f)(g)(k)		7,723	3,439
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)		815	843
Meta Platforms, Inc. 4.60% 11/15/2032		9,741	9,581
Meta Platforms, Inc. 4.875% 11/15/2035		10,997	10,706
Meta Platforms, Inc. 5.25% 5/15/2036		512	509
Meta Platforms, Inc. 5.50% 11/15/2045		3,092	2,871
Meta Platforms, Inc. 5.40% 8/15/2054		7,084	6,255
Meta Platforms, Inc. 5.625% 11/15/2055		4,890	4,434
Meta Platforms, Inc. 6.30% 5/15/2056		156	155
Meta Platforms, Inc. 5.75% 11/15/2065		3,180	2,859
Nexstar Media, Inc. 6.50% 9/15/2033 (f)		3,260	3,262
Nexstar Media, Inc. 7.25% 4/15/2034 (f)		4,083	4,077
Orange 4.75% 1/13/2033 (f)		5,923	5,812
Orange 5.00% 1/13/2036 (f)		798	780
Orange 5.75% 1/13/2056 (f)		325	325
SBA Tower Trust 1.631% 11/15/2026 (f)		7,802	7,722
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)		6,650	6,479
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)		10,357	9,755
Sirius XM Radio, LLC 5.875% 4/15/2032 (f)		825	816
Space Exploration Technologies Corp. 5.35% 7/15/2031 (f)		5,147	5,135
Space Exploration Technologies Corp. 5.65% 7/15/2033 (f)		7,234	7,193
Space Exploration Technologies Corp. 5.875% 7/15/2036 (f)		5,250	5,183
Take-Two Interactive Software, Inc. 4.00% 4/14/2032		2,185	2,084
T-Mobile USA, Inc. 2.05% 2/15/2028		34	33
T-Mobile USA, Inc. 4.95% 3/15/2028		1,918	1,930
T-Mobile USA, Inc. 4.80% 7/15/2028		416	418
T-Mobile USA, Inc. 5.30% 5/15/2035		3,347	3,364
T-Mobile USA, Inc. 4.95% 11/15/2035		833	815
Univision Communications, Inc. 4.50% 5/1/2029 (f)		4,659	4,452
Univision Communications, Inc. 7.375% 6/30/2030 (f)		16	16
Verizon Communications, Inc. 2.55% 3/21/2031		410	372
Verizon Communications, Inc. 2.355% 3/15/2032		4,078	3,565
Verizon Communications, Inc. 4.75% 1/15/2033		3,196	3,147
Verizon Communications, Inc. 5.05% 5/9/2033		1,946	1,961
Verizon Communications, Inc. 5.25% 4/2/2035		5,810	5,810
Verizon Communications, Inc. 5.00% 1/15/2036		6,873	6,706
Verizon Communications, Inc. 5.401% 7/2/2037		181	181
Verizon Communications, Inc. 2.85% 9/3/2041		238	169
Verizon Communications, Inc. 5.75% 11/30/2045		1,493	1,452
Verizon Communications, Inc. 5.875% 11/30/2055		2,781	2,700

121	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Verizon Communications, Inc. 2.987% 10/30/2056	USD	1,537	$906
Verizon Communications, Inc. 6.00% 11/30/2065		1,681	1,631
Versant Media Group, Inc. 7.25% 1/30/2031 (f)		1,445	1,496
			271,942

Health care 0.92%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)		5,606	5,682
Abbott Laboratories 4.30% 3/15/2033		6,750	6,549
Abbott Laboratories 4.65% 3/15/2036		10,226	9,933
AbbVie, Inc. 4.125% 3/15/2031		1,537	1,505
AbbVie, Inc. 4.95% 3/15/2031		10,500	10,652
AbbVie, Inc. 4.40% 3/15/2033		3,068	3,003
AbbVie, Inc. 5.20% 3/15/2035		3,056	3,107
AbbVie, Inc. 4.75% 3/15/2036		966	945
AbbVie, Inc. 5.40% 3/15/2054		4,085	3,928
AbbVie, Inc. 5.60% 3/15/2055		2,261	2,243
AbbVie, Inc. 5.55% 3/15/2056		707	696
Accendra Health, Inc. 9.00% 6/15/2032 (f)		6,307	5,876
Accendra Health, Inc. 9.75% 6/15/2033 (f)		2,473	1,691
Accendra Health, Inc. 9.75% 6/15/2033 (f)		1,990	1,360
Amgen, Inc. 4.20% 2/19/2031		4,389	4,305
Amgen, Inc. 5.25% 3/2/2033		9,300	9,467
Amgen, Inc. 4.85% 2/19/2036		5,467	5,358
Amgen, Inc. 5.60% 3/2/2043		1,500	1,492
Amgen, Inc. 5.50% 2/19/2046		6,029	5,851
Amgen, Inc. 5.65% 3/2/2053		253	246
Amgen, Inc. 5.65% 2/19/2056		5,222	5,102
Amgen, Inc. 4.40% 2/22/2062		1,521	1,194
AstraZeneca Finance, LLC 1.75% 5/28/2028		1,677	1,599
AstraZeneca Finance, LLC 4.90% 2/26/2031		1,658	1,681
AstraZeneca Finance, LLC 2.25% 5/28/2031		665	597
AstraZeneca Finance, LLC 5.00% 2/26/2034		3,181	3,214
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)		5,525	5,519
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)		4,311	3,990
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)		620	632
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)		3,000	1,774
Baxter International, Inc. 1.915% 2/1/2027		2,061	2,027
Baxter International, Inc. 2.272% 12/1/2028		3,180	2,995
Baxter International, Inc. 4.45% 2/15/2029		259	256
Baxter International, Inc. 4.90% 12/15/2030		941	934
Baxter International, Inc. 5.65% 12/15/2035		682	677
Bayer US Finance, LLC 6.125% 11/21/2026 (f)		5,419	5,447
Bayer US Finance, LLC 6.25% 1/21/2029 (f)		3,092	3,193
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (f)		1,015	998
Bristol-Myers Squibb Co. 5.10% 2/22/2031		187	191
Bristol-Myers Squibb Co. 5.20% 2/22/2034		4,075	4,157
Centene Corp. 2.45% 7/15/2028		3,025	2,876
Centene Corp. 4.625% 12/15/2029		2,350	2,281
Cigna Group (The) 5.25% 1/15/2036		7,000	7,020
CVS Health Corp. 5.00% 1/30/2029		3,831	3,866
CVS Health Corp. 5.40% 6/1/2029		4,144	4,235
CVS Health Corp. 5.55% 6/1/2031		3,039	3,131
CVS Health Corp. 5.70% 6/1/2034		4,053	4,185
CVS Health Corp. 6.20% 9/15/2055		380	389
DaVita, Inc. 6.875% 9/1/2032 (f)		10	10
Elevance Health, Inc. 5.20% 2/15/2035		610	611
Elevance Health, Inc. 5.125% 2/15/2053		308	276
Elevance Health, Inc. 5.70% 9/15/2055		7,000	6,824

American Funds Insurance Series	122

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Eli Lilly and Co. 5.10% 2/12/2035	USD	8,075	$8,205
Encompass Health Corp. 5.875% 6/1/2034 (f)		535	534
Endo Finance Holdings, LP 8.50% 4/15/2031 (f)		2,200	2,314
GE HealthCare Technologies, Inc. 4.80% 8/14/2029		1,522	1,530
Gilead Sciences, Inc. 5.25% 10/15/2033		2,642	2,719
Gilead Sciences, Inc. 5.10% 6/15/2035		500	504
Humana, Inc. 5.375% 4/15/2031		2,862	2,902
Humana, Inc. 5.55% 5/1/2035		6,289	6,301
Humana, Inc. 5.75% 4/15/2054		1,359	1,276
Humana, Inc. 6.00% 5/1/2055		370	359
Medline Borrower, LP 5.00% 6/15/2031 (f)		442	440
Medline Borrower, LP 5.25% 6/15/2033 (f)		325	323
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		1,983	1,979
Novant Health, Inc. 3.168% 11/1/2051		3,360	2,222
Novartis Capital Corp. 2.00% 2/14/2027		570	563
Novartis Capital Corp. 4.90% 3/18/2036		1,279	1,272
Novartis Capital Corp. 5.60% 3/18/2046		14	14
Novartis Capital Corp. 5.70% 3/18/2056		54	55
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		1,000	943
Pfizer, Inc. 4.50% 11/15/2032		8,750	8,634
Radiology Partners, Inc. 8.50% 7/15/2032 (f)		4,445	4,644
Roche Holdings, Inc. 4.203% 9/9/2029 (f)		3,450	3,428
Roche Holdings, Inc. 4.592% 9/9/2034 (f)		2,244	2,202
Summa Health 3.511% 11/15/2051		1,483	1,086
Takeda U.S. Financing, Inc. 5.20% 7/7/2035		8,987	8,971
Takeda U.S. Financing, Inc. 5.90% 7/7/2055		656	663
Tenet Healthcare Corp. 4.625% 6/15/2028		645	640
Tenet Healthcare Corp. 4.25% 6/1/2029		1,975	1,921
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		5,360	5,336
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		2,000	2,256
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031		297	292
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033		112	110
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036		1,368	1,352
UnitedHealth Group, Inc. 5.15% 7/15/2034		3,271	3,302
UnitedHealth Group, Inc. 5.30% 6/15/2035		5,051	5,146
UnitedHealth Group, Inc. 5.625% 7/15/2054		5,400	5,284
UnitedHealth Group, Inc. 5.95% 6/15/2055		4,549	4,691
			260,183

Energy 0.77%
Antero Midstream Partners, LP 5.375% 6/15/2029 (f)		2,390	2,384
Antero Midstream Partners, LP 6.625% 2/1/2032 (f)		175	179
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)		1,270	1,270
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (f)		510	517
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)		430	435
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (f)		3,850	3,780
Borr IHC, Ltd. 8.75% 1/15/2032 (f)		1,007	984
Bristow Group, Inc. 6.75% 2/1/2033 (f)		1,895	1,902
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		1,397	1,241
Caturus Energy, LLC 8.50% 2/15/2030 (f)		735	766
Caturus Energy, LLC 7.125% 5/15/2031 (f)		2,965	2,937
Cheniere Energy Partners, LP 5.35% 11/30/2036 (f)		1,455	1,448
Cheniere Energy Partners, LP 6.05% 11/30/2056 (f)		1,124	1,136
Chord Energy Corp. 6.75% 3/15/2033 (f)		1,325	1,345
CNX Midstream Partners, LP 4.75% 4/15/2030 (f)		1,055	1,006
CNX Resources Corp. 5.875% 3/1/2034 (f)		870	847
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)		2,320	2,444
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)		1,510	1,523

123	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	USD	1,210	$1,203
Devon Energy Corp. 5.20% 9/15/2034		1,933	1,936
Diamondback Energy, Inc. 5.75% 4/18/2054		2,481	2,414
Enbridge, Inc. 3.70% 7/15/2027		56	56
Enterprise Products Operating, LLC 5.20% 1/15/2036		987	990
Enterprise Products Operating, LLC 4.90% 5/15/2046		448	404
EOG Resources, Inc. 4.40% 7/15/2028		410	409
EOG Resources, Inc. 5.65% 12/1/2054		3,079	3,015
EQT Corp. 7.50% 6/1/2030		642	693
EQT Corp. 4.75% 1/15/2031		1,635	1,620
Equinor ASA 4.25% 11/23/2041		1,792	1,573
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (f)		970	968
Expand Energy Corp. 5.375% 3/15/2030		1,645	1,651
Expand Energy Corp. 4.75% 2/1/2032		810	790
Exxon Mobil Corp. 2.44% 8/16/2029		213	201
Exxon Mobil Corp. 3.452% 4/15/2051		555	396
Genesis Energy, LP 8.25% 1/15/2029		670	692
Genesis Energy, LP 8.875% 4/15/2030		884	925
Genesis Energy, LP 7.875% 5/15/2032		1,120	1,156
Genesis Energy, LP 6.75% 3/15/2034		3,665	3,639
Global Partners, LP 7.125% 7/1/2033 (f)		1,550	1,569
Green Palm Bidco SARL 5.957% 6/30/2041 (f)		3,461	3,500
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)		750	756
Hess Midstream Operations, LP 5.125% 6/15/2028 (f)		1,655	1,653
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)		400	399
Infinity Natural Resources, LLC 7.625% 4/1/2031 (f)		2,190	2,177
Kodiak Gas Services, LLC 5.875% 4/1/2031 (f)		555	557
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (f)		2,310	2,260
Matador Resources Co. 6.50% 4/15/2032 (f)		1,325	1,333
Matador Resources Co. 6.00% 4/15/2034 (f)		945	922
MPLX, LP 4.125% 3/1/2027		448	447
MPLX, LP 5.40% 9/15/2035		1,329	1,326
Nabors Industries, Inc. 9.125% 1/31/2030 (f)		1,745	1,825
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)(k)		1,375	236
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (f)(g)		7,616	6,924
NFE Financing, LLC 12.00% 11/15/2029 (f)(k)		20,422	7,230
Noble Finance II, LLC 6.25% 6/15/2034 (f)		1,590	1,559
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)		300	309
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)		725	721
Occidental Petroleum Corp. 6.60% 3/15/2046		4,568	4,878
Occidental Petroleum Corp. 6.05% 10/1/2054		6,482	6,587
Oceaneering International, Inc. 6.875% 7/15/2034 (f)		3,100	3,151
Par Petroleum, LLC 7.375% 6/1/2034 (f)		2,825	2,860
Parex Resources, Inc. 8.50% 5/11/2031 (f)		1,030	1,047
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)		586	616
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)		1,020	1,056
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)		800	817
Petrobras Global Finance BV 5.125% 9/10/2030		7,100	6,984
Petroleos Mexicanos 6.84% 1/23/2030		4,225	4,342
Petroleos Mexicanos 5.95% 1/28/2031		1,925	1,904
Petroleos Mexicanos 6.50% 6/2/2041		41	37
Petroleos Mexicanos 6.375% 1/23/2045		16	14
Petroleos Mexicanos 6.75% 9/21/2047		139	119
Petroleos Mexicanos 6.35% 2/12/2048		23	19
Petroleos Mexicanos 7.69% 1/23/2050		2,548	2,378
Petroleos Mexicanos 6.95% 1/28/2060		163	137
Plains All American Pipeline, LP 3.80% 9/15/2030		101	97
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)		11,000	10,761
Schlumberger Investment SA 4.55% 5/7/2031		2,242	2,230
Schlumberger Investment SA 4.80% 5/7/2033		3,217	3,200

American Funds Insurance Series	124

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Schlumberger Investment SA 5.15% 5/7/2036	USD	4,446	$4,428
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)		625	656
Seadrill Finance, Ltd. 6.75% 7/15/2034 (f)		2,070	2,000
SM Energy Co. 8.375% 7/1/2028 (f)		2,780	2,846
SM Energy Co. 8.625% 11/1/2030 (f)		525	552
SM Energy Co. 8.75% 7/1/2031 (f)		735	768
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (f)		2,850	2,883
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029		1,668	1,674
Sunoco, LP 5.875% 7/15/2027 (f)		1,550	1,550
Sunoco, LP 7.00% 9/15/2028 (f)		1,475	1,505
Sunoco, LP 4.50% 5/15/2029		925	905
Sunoco, LP 4.50% 4/30/2030		1,105	1,074
Sunoco, LP 4.625% 5/1/2030 (f)		510	493
Sunoco, LP 5.625% 3/15/2031 (f)		550	546
Sunoco, LP 5.375% 7/15/2031 (f)		1,355	1,337
Sunoco, LP 6.25% 7/1/2033 (f)		530	535
Sunoco, LP 5.875% 3/15/2034 (f)		580	572
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(j)		1,470	1,530
Talos Production, Inc. 9.00% 2/1/2029 (f)		500	521
Talos Production, Inc. 9.375% 2/1/2031 (f)		85	89
TGS ASA 8.50% 1/15/2030 (f)		1,235	1,299
TotalEnergies Capital SA 5.275% 9/10/2054		3,750	3,535
TotalEnergies Capital USA, LLC 4.248% 1/13/2031		11,989	11,790
TransCanada Pipelines, Ltd. 4.25% 5/15/2028		977	971
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		536	524
Transocean International, Ltd. 8.50% 5/15/2031 (f)		2,000	2,078
Transocean International, Ltd. 7.875% 10/15/2032 (f)		1,125	1,175
Valero Energy Corp. 4.00% 4/1/2029		3,584	3,530
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (f)		4,445	4,496
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)		5,205	5,420
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (f)(j)		2,000	1,954
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)		925	947
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)		5,730	5,973
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)		2,035	2,159
Weatherford International, Ltd. 8.625% 4/30/2030 (f)		3,298	3,352
Weatherford International, Ltd. 6.75% 10/15/2033 (f)		3,030	3,093
			218,572

Industrials 0.74%
ADT Security Corp. 5.875% 10/15/2033 (f)		2,310	2,271
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (f)		2,400	2,351
Albion Financing 1 SARL 7.00% 5/21/2030 (f)		3,525	3,652
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)		5,175	5,291
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)		5,835	5,984
BAE Systems PLC 5.125% 3/26/2029 (f)		3,403	3,450
BAE Systems PLC 5.25% 3/26/2031 (f)		2,663	2,718
BAE Systems PLC 5.30% 3/26/2034 (f)		2,772	2,823
BAE Systems PLC 5.50% 3/26/2054 (f)		599	593
Boeing Co. (The) 3.25% 2/1/2028		2,000	1,958
Boeing Co. (The) 5.15% 5/1/2030		945	957
Boeing Co. (The) 3.625% 2/1/2031		178	169
Boeing Co. (The) 6.388% 5/1/2031		227	241
Boeing Co. (The) 3.60% 5/1/2034		2,500	2,251
Boeing Co. (The) 6.528% 5/1/2034		7,380	8,031
Boeing Co. (The) 5.805% 5/1/2050		2,507	2,478
Boeing Co. (The) 6.858% 5/1/2054		2,093	2,354

125	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 7.008% 5/1/2064	USD	1,149	$1,308
Brink’s Co. (The) 4.625% 10/15/2027 (f)		2,385	2,373
CACI International, Inc. 6.375% 6/15/2033 (f)		1,550	1,573
Canadian Pacific Railway Co. 1.75% 12/2/2026		1,385	1,371
Canadian Pacific Railway Co. 4.00% 3/15/2029		1,090	1,074
Canadian Pacific Railway Co. 5.20% 3/30/2035		2,705	2,736
Canadian Pacific Railway Co. 3.00% 12/2/2041		209	155
Canadian Pacific Railway Co. 3.10% 12/2/2051		653	427
Carpenter Technology Corp. 5.625% 3/1/2034 (f)		1,795	1,796
Caterpillar Financial Services Corp. 4.50% 5/15/2031		962	958
Columbus McKinnon Corp. 7.125% 2/1/2033 (f)		1,685	1,690
CSX Corp. 4.25% 3/15/2029		1,062	1,054
CSX Corp. 4.10% 11/15/2032		5,808	5,624
CSX Corp. 5.05% 6/15/2035		6,111	6,126
Eaton Corp. 4.50% 3/6/2033		3,095	3,031
Eaton Corp. 4.80% 3/6/2036		5,031	4,938
EquipmentShare.com, Inc. 9.00% 5/15/2028 (f)		1,550	1,583
EquipmentShare.com, Inc. 7.125% 7/1/2034 (f)		2,000	1,968
ESAB Corp. 5.625% 4/1/2031 (f)		1,055	1,059
GE Vernova, Inc. 4.25% 2/4/2031		201	198
GE Vernova, Inc. 4.875% 2/4/2036		374	368
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (f)		3,970	3,993
Herc Holdings, Inc. 7.00% 6/15/2030 (f)		1,510	1,565
Herc Holdings, Inc. 7.25% 6/15/2033 (f)		505	527
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (f)		10,033	9,863
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (f)		8,498	8,345
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (f)		785	773
L3Harris Technologies, Inc. 5.40% 7/31/2033		4,059	4,151
Lockheed Martin Corp. 5.70% 11/15/2054		1,657	1,667
Moog, Inc. 5.50% 10/15/2034 (f)		5,325	5,257
Norfolk Southern Corp. 4.45% 3/1/2033		1,515	1,486
Norfolk Southern Corp. 5.10% 5/1/2035		2,842	2,862
Norfolk Southern Corp. 3.05% 5/15/2050		2,746	1,794
Norfolk Southern Corp. 4.55% 6/1/2053		380	318
Norfolk Southern Corp. 5.35% 8/1/2054		4,136	3,907
Northrop Grumman Corp. 3.25% 1/15/2028		3,132	3,079
Otis Worldwide Corp. 2.293% 4/5/2027		1,913	1,885
Paychex, Inc. 5.60% 4/15/2035		427	432
Pitney Bowes, Inc. 7.25% 3/15/2029 (f)		2,600	2,638
RTX Corp. 5.15% 2/27/2033		2,669	2,719
RTX Corp. 5.375% 2/27/2053		3,950	3,785
Science Applications International Corp. 5.875% 11/1/2033 (f)		1,160	1,144
Siemens Funding BV 4.90% 5/28/2032 (f)		8,500	8,611
Siemens Funding BV 5.80% 5/28/2055 (f)		6,288	6,512
Sumisho Air Lease Corp. 4.40% 3/24/2028 (f)		3,840	3,821
Sumisho Air Lease Corp. 4.50% 3/24/2029 (f)		2,950	2,926
Sumisho Air Lease Corp. 4.85% 3/24/2031 (f)		3,465	3,430
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(f)		382	382
TransDigm, Inc. 6.625% 3/1/2032 (f)		1,485	1,525
TransDigm, Inc. 6.25% 1/31/2034 (f)		4,100	4,187
TransDigm, Inc. 6.75% 1/31/2034 (f)		2,625	2,694
TransDigm, Inc. 6.125% 7/31/2034 (f)		6,716	6,716
Union Pacific Corp. 2.40% 2/5/2030		2,163	2,012
Union Pacific Corp. 2.80% 2/14/2032		5,442	4,957
Union Pacific Corp. 5.10% 2/20/2035		2,865	2,907
Union Pacific Corp. 2.95% 3/10/2052		436	279
Union Pacific Corp. 3.50% 2/14/2053		42	30
Union Pacific Corp. 5.60% 12/1/2054		2,307	2,290
Union Pacific Corp. 3.839% 3/20/2060		546	394
Union Pacific Corp. 3.799% 4/6/2071		545	375

American Funds Insurance Series	126

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Waste Connections, Inc. 4.80% 7/15/2036	USD	592	$576
WESCO Distribution, Inc. 5.25% 4/15/2031 (f)		1,190	1,181
WESCO Distribution, Inc. 5.50% 4/15/2034 (f)		1,875	1,859
			208,836

Information technology 0.58%
Accenture Capital, Inc. 4.25% 10/4/2031		4,734	4,621
Accenture Capital, Inc. 4.50% 10/4/2034		4,453	4,272
Amphenol Corp. 4.40% 2/15/2033		743	723
Amphenol Corp. 4.625% 2/15/2036		7,296	7,047
Amphenol Corp. 5.30% 11/15/2055		3,508	3,331
Analog Devices, Inc. 5.05% 4/1/2034		1,148	1,162
Analog Devices, Inc. 5.30% 4/1/2054		1,579	1,505
APLD ComputeCo, LLC 9.25% 12/15/2030 (f)		775	837
Black Pearl Compute, LLC 6.125% 2/15/2031 (f)		1,060	1,075
Cisco Systems, Inc. 5.10% 2/24/2035		8,669	8,761
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)		1,450	1,409
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)		2,975	2,790
CoreWeave, Inc. 9.75% 10/1/2031 (f)		1,685	1,682
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)		7,575	7,908
Fair Isaac Corp. 4.00% 6/15/2028 (f)		1,050	1,028
Fair Isaac Corp. 6.00% 5/15/2033 (f)		3,925	3,867
Flash Compute, LLC 7.25% 12/31/2030 (f)		1,325	1,364
Hughes Satellite Systems Corp. 5.25% 8/1/2026		12,971	10,976
Hughes Satellite Systems Corp. 6.625% 8/1/2026		9,228	5,752
HUT 8 DC, LLC 6.192% 11/15/2042 (f)		1,215	1,231
Intel Corp. 3.05% 8/12/2051		3,212	2,011
Intel Corp. 5.60% 2/21/2054		6,309	5,904
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (f)		370	371
Microchip Technology, Inc. 5.05% 3/15/2029		2,688	2,709
NCR Atleos Corp. 9.50% 4/1/2029 (f)		4,144	4,421
NVIDIA Corp. 4.95% 6/15/2036		500	496
Oracle Corp. 4.95% 2/4/2031		1,869	1,830
Oracle Corp. 5.50% 8/3/2035		647	619
Oracle Corp. 5.20% 9/26/2035		8,356	7,826
Oracle Corp. 5.70% 2/4/2036		12,110	11,732
Oracle Corp. 5.875% 9/26/2045		280	245
Oracle Corp. 6.00% 8/3/2055		4,451	3,793
Oracle Corp. 5.95% 9/26/2055		4,112	3,497
Oracle Corp. 6.70% 2/4/2056		14,207	13,380
Oracle Corp. 6.10% 9/26/2065		3,733	3,126
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (f)		11,217	11,186
SE Cosmos, LLC 8.875% 5/1/2031 (f)		3,860	3,972
Synopsys, Inc. 4.85% 4/1/2030		3,889	3,897
Synopsys, Inc. 5.15% 4/1/2035		4,181	4,159
Synopsys, Inc. 5.70% 4/1/2055		2,171	2,107
Unisys Corp. 10.625% 1/15/2031 (f)		778	733
Viasat, Inc. 6.50% 7/15/2028 (f)		3,075	3,070
Viasat, Inc. 7.50% 5/30/2031 (f)		1,575	1,593
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (e)(g)		549	608
WULF Compute, LLC 7.75% 10/15/2030 (f)		295	310
			164,936

Utilities 0.58%
AES Corp. 5.20% 7/15/2029		950	956
AES Corp. 3.95% 7/15/2030 (f)		2,275	2,180
AES Corp. 5.75% 7/15/2033		1,350	1,359

127	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	USD	386	$386
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (j)		1,375	1,409
Commonwealth Edison Co. 4.35% 11/15/2045		972	821
Commonwealth Edison Co. 3.85% 3/15/2052		2,330	1,727
Connecticut Light and Power Co. (The) 4.95% 8/15/2034		1,837	1,831
Consumers Energy Co. 4.50% 1/15/2031		4,050	4,023
Consumers Energy Co. 5.05% 5/15/2035		525	526
Consumers Energy Co. 5.125% 5/1/2036		7,450	7,448
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (f)		2,703	2,745
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (j)		2,825	2,834
Duke Energy Carolinas, LLC 4.65% 6/15/2031		1,864	1,864
Duke Energy Carolinas, LLC 5.15% 6/15/2036		9,785	9,799
Duke Energy Florida, LLC 4.85% 12/1/2035		2,725	2,674
Duke Energy Indiana, LLC 3.25% 10/1/2049		850	579
Duke Energy Progress, LLC 3.70% 10/15/2046		457	348
Duke Energy Progress, LLC 2.50% 8/15/2050		202	118
Duke Energy Progress, LLC 2.90% 8/15/2051		91	57
Edison International 6.95% 11/15/2029		2,275	2,378
Edison International 6.25% 3/15/2030		3,492	3,589
Edison International 5.25% 3/15/2032		6,672	6,591
Electricite de France SA 6.25% 5/23/2033 (f)		1,075	1,151
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(j)		1,475	1,713
Enel Finance International NV 5.00% 9/30/2035 (f)		1,280	1,244
Evergy Missouri West, Inc. 4.70% 5/21/2029 (f)		425	425
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (j)		1,000	1,027
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)		605	582
Florida Power & Light Co. 4.70% 2/15/2036		1,700	1,649
Generadora de Gatun SA 6.874% 9/30/2044 (f)		1,110	1,147
MidAmerican Energy Co. 5.30% 2/1/2055		650	612
MidAmerican Energy Co. 5.50% 11/15/2056		225	217
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027		700	702
NiSource, Inc. 5.30% 5/18/2036		50	50
Northern States Power Co. 5.05% 5/15/2035		50	50
Northern States Power Co. 4.85% 5/15/2036		600	590
Northern States Power Co. 5.40% 3/15/2054		175	168
NRG Energy, Inc. 5.875% 5/15/2034 (f)		3,900	3,881
NRG Energy, Inc. 6.125% 5/15/2036 (f)		2,375	2,377
Pacific Gas and Electric Co. 6.40% 6/15/2033		192	203
Pacific Gas and Electric Co. 6.95% 3/15/2034		4,646	5,068
Pacific Gas and Electric Co. 6.00% 8/15/2035		5,589	5,764
Pacific Gas and Electric Co. 5.60% 8/15/2036		50	50
Pacific Gas and Electric Co. 4.95% 7/1/2050		2,500	2,089
PacifiCorp 2.70% 9/15/2030		1,600	1,471
PacifiCorp 5.30% 2/15/2031		1,613	1,638
PacifiCorp 5.10% 4/15/2031		9,052	9,137
PacifiCorp 5.45% 4/15/2033		10,613	10,777
PacifiCorp 5.45% 2/15/2034		813	823
PacifiCorp 5.80% 4/15/2036		4,166	4,278
PacifiCorp 6.25% 10/15/2037		138	145
PacifiCorp 4.15% 2/15/2050		1,475	1,121
PacifiCorp 5.35% 12/1/2053		2,999	2,692
PacifiCorp 5.50% 5/15/2054		2,867	2,631
Public Service Electric and Gas Co. 4.20% 1/1/2031		4,030	3,964
Public Service Electric and Gas Co. 1.90% 8/15/2031		875	766
Public Service Electric and Gas Co. 3.60% 12/1/2047		548	409
Public Service Electric and Gas Co. 5.625% 1/1/2056		3,725	3,685

American Funds Insurance Series	128

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Rio Grande LNG, LLC 5.25% 6/30/2031 (f)	USD	249	$249
Rio Grande LNG, LLC 5.50% 1/30/2034 (f)		2,821	2,807
Rio Grande LNG, LLC 5.75% 6/30/2036 (f)		451	450
Rio Grande LNG, LLC 6.15% 6/30/2041 (f)		177	177
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (f)		2,689	2,655
Southern California Edison Co. 2.85% 8/1/2029		3,988	3,766
Southern California Edison Co. 5.20% 6/1/2034		2,260	2,241
Southern California Edison Co. 5.75% 4/1/2035		605	613
Southern California Edison Co. 5.35% 7/15/2035		2,688	2,654
Southern California Edison Co. 4.50% 9/1/2040		452	389
Southern California Edison Co. 3.65% 2/1/2050		234	162
Talen Energy Supply, LLC 6.125% 5/1/2031 (e)		5,725	5,727
Talen Energy Supply, LLC 6.375% 5/1/2033 (e)		6,675	6,669
Union Electric Co. 5.75% 9/15/2056		200	200
Virginia Electric & Power 2.40% 3/30/2032		2,307	2,038
Wisconsin Electric Power Co. 4.15% 10/15/2030		2,000	1,962
Xcel Energy, Inc. 5.60% 4/15/2035		23	23
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (f)		1,150	1,227
			164,547

Consumer staples 0.47%
Albertsons Cos., Inc. 4.875% 2/15/2030 (f)		1,750	1,694
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)		3,735	3,654
Albertsons Cos., Inc. 5.625% 3/31/2032 (f)		1,455	1,407
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)		9,810	9,355
B&G Foods, Inc. 5.25% 9/15/2027		2,090	2,099
BAT Capital Corp. 6.343% 8/2/2030		124	131
BAT Capital Corp. 5.35% 8/15/2032		10,500	10,750
BAT Capital Corp. 4.625% 3/22/2033		2,026	1,983
BAT Capital Corp. 6.421% 8/2/2033		134	145
BAT Capital Corp. 5.625% 8/15/2035		631	650
BAT Capital Corp. 4.54% 8/15/2047		627	517
Campbell’s Co. (The) 4.75% 3/23/2035		952	889
Clorox Co. 4.70% 5/15/2031		1,032	1,026
Clorox Co. 4.95% 5/15/2033		817	809
Clorox Co. 5.25% 5/15/2036		1,352	1,347
Coca-Cola Co. 1.00% 3/15/2028		842	798
Constellation Brands, Inc. 3.60% 2/15/2028		560	552
Constellation Brands, Inc. 4.85% 5/6/2031		1,587	1,587
Constellation Brands, Inc. 2.25% 8/1/2031		1,333	1,177
Coty, Inc. 5.60% 1/15/2031 (f)		507	494
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (f)		445	449
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)		1,175	1,154
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)		1,400	1,397
Imperial Brands Finance PLC 4.875% 2/7/2032 (f)		12,181	12,107
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)		2,250	2,271
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)		2,101	2,146
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (f)		3,065	3,126
J. M. Smucker Co. (The) 5.90% 11/15/2028		2,385	2,456
J. M. Smucker Co. (The) 6.20% 11/15/2033		1,554	1,658
J. M. Smucker Co. (The) 6.50% 11/15/2043		229	247
J. M. Smucker Co. (The) 6.50% 11/15/2053		806	881
KeHE Distributors, LLC 7.125% 4/30/2033 (f)		1,810	1,845
Mars, Inc. 4.80% 3/1/2030 (f)		3,408	3,419
Mars, Inc. 5.00% 3/1/2032 (f)		1,855	1,869
Mars, Inc. 5.20% 3/1/2035 (f)		385	387
Mars, Inc. 5.70% 5/1/2055 (f)		6,678	6,584
Mondelez International, Inc. 5.125% 5/6/2035		2,176	2,183

129	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.125% 11/17/2027	USD	319	$322
Philip Morris International, Inc. 4.875% 2/15/2028		623	627
Philip Morris International, Inc. 4.625% 11/1/2029		703	704
Philip Morris International, Inc. 5.625% 11/17/2029		154	159
Philip Morris International, Inc. 5.125% 2/15/2030		433	440
Philip Morris International, Inc. 5.125% 2/13/2031		2,275	2,317
Philip Morris International, Inc. 4.75% 11/1/2031		6,194	6,216
Philip Morris International, Inc. 4.25% 10/29/2032		770	747
Philip Morris International, Inc. 4.90% 11/1/2034		6,755	6,716
Philip Morris International, Inc. 4.875% 4/30/2035		6,407	6,316
Post Holdings, Inc. 4.625% 4/15/2030 (f)		5,186	5,013
Post Holdings, Inc. 6.25% 2/15/2032 (f)		13,279	13,496
Post Holdings, Inc. 6.25% 10/15/2034 (f)		890	875
Prestige Brands, Inc. 3.75% 4/1/2031 (f)		1,115	1,025
Prestige Brands, Inc. 6.25% 7/15/2034 (f)		695	695
Reynolds American, Inc. 5.85% 8/15/2045		2,030	2,001
			132,912

Materials 0.33%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055		2,648	2,690
Celanese US Holdings, LLC 7.165% 7/15/2027		1,996	2,045
Celanese US Holdings, LLC 7.55% 11/15/2030		2,501	2,653
Celanese US Holdings, LLC 7.45% 11/15/2033		1,618	1,730
Century Aluminum Co. 6.875% 8/1/2032 (f)		1,300	1,338
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (f)		3,625	3,501
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)		1,650	1,666
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)		2,275	2,279
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)		775	709
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)		2,000	2,026
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)		2,695	2,677
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)		2,450	2,449
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)		1,480	1,533
Dow Chemical Co. (The) 4.80% 1/15/2031		1,040	1,025
Dow Chemical Co. (The) 5.35% 3/15/2035		1,745	1,718
Dow Chemical Co. (The) 5.65% 3/15/2036		196	195
Dow Chemical Co. (The) 4.375% 11/15/2042		138	111
Dow Chemical Co. (The) 4.625% 10/1/2044		66	54
Dow Chemical Co. (The) 4.80% 5/15/2049		435	348
Dow Chemical Co. (The) 3.60% 11/15/2050		1,057	701
Ecolab, Inc. 4.80% 6/15/2031		9,250	9,294
Ecolab, Inc. 5.15% 6/15/2033		9,250	9,381
Ecolab, Inc. 5.35% 6/15/2036		4,500	4,579
FMC Corp. 8.00% 6/1/2031 (f)		2,800	2,916
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (f)(g)(j)		2,865	766
FXI Holdings, Inc. 11.00% 11/15/2030 (f)		4,548	3,843
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)		1,406	1,358
Linde, Inc. 1.10% 8/10/2030		2,633	2,305
LYB International Finance III, LLC 5.50% 3/1/2034		778	772
LYB International Finance III, LLC 6.15% 5/15/2035		1,467	1,504
LYB International Finance III, LLC 5.875% 1/15/2036		5,140	5,156
LYB International Finance III, LLC 3.375% 10/1/2040		1,785	1,308
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)		644	665
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)		1,525	1,576
Mineral Resources, Ltd. 6.00% 5/1/2032 (f)		1,195	1,183
Mineral Resources, Ltd. 6.25% 5/1/2034 (f)		1,205	1,186
Mosaic Co. 4.05% 11/15/2027		941	935
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)		3,775	3,956
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035		1,339	1,360

American Funds Insurance Series	130

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	USD	3,244	$3,284
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)		1,290	1,283
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (f)		3,125	3,172
Westlake Corp. 4.375% 11/15/2047		448	348
			93,578

Real estate 0.31%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		1,093	1,082
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029		1,738	1,623
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		1,183	1,090
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033		3,670	2,997
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049		367	313
American Tower Corp. 1.45% 9/15/2026		246	245
American Tower Corp. 3.55% 7/15/2027		1,277	1,266
American Tower Corp. 3.60% 1/15/2028		896	883
American Tower Corp. 1.50% 1/31/2028		2,240	2,136
American Tower Corp. 2.30% 9/15/2031		1,344	1,186
American Tower Corp. 2.95% 1/15/2051		1,792	1,125
Boston Properties, LP 6.50% 1/15/2034		2,223	2,360
Boston Properties, LP 5.75% 1/15/2035		2,324	2,347
Extra Space Storage, LP 2.35% 3/15/2032		1,241	1,082
FibraSOMA 7.125% 5/28/2036 (f)		1,485	1,480
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)		2,855	2,760
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)		3,900	3,691
Howard Hughes Corp. (The) 5.875% 3/1/2032 (f)		825	819
Howard Hughes Corp. (The) 6.125% 3/1/2034 (f)		1,100	1,087
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		2,152	1,860
Iron Mountain, Inc. 5.25% 7/15/2030 (f)		3,785	3,731
Iron Mountain, Inc. 4.50% 2/15/2031 (f)		2,650	2,536
Iron Mountain, Inc. 6.25% 1/15/2035 (f)		995	1,000
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (f)		2,655	2,716
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (f)		2,920	2,984
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030		1,646	1,663
MPT Operating Partnership, LP 5.00% 10/15/2027		2,137	2,074
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)		3,968	4,065
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)		4,550	4,452
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)		1,000	1,025
Prologis, LP 4.875% 6/15/2028		1,357	1,369
Prologis, LP 4.75% 6/15/2033		2,359	2,338
Prologis, LP 5.00% 3/15/2034		1,850	1,847
Prologis, LP 5.00% 1/31/2035		1,033	1,028
Public Storage Operating Co. 1.85% 5/1/2028		2,231	2,131
Public Storage Operating Co. 1.95% 11/9/2028		1,816	1,715
Public Storage Operating Co. 2.30% 5/1/2031		644	579
Scentre Group Trust 1 3.75% 3/23/2027 (f)		2,178	2,165
Service Properties Trust 0% 9/30/2027 (f)		1,000	928
Service Properties Trust 3.95% 1/15/2028		1,290	1,258
Service Properties Trust 4.95% 10/1/2029		1,610	1,518
Service Properties Trust 4.375% 2/15/2030		339	308
Service Properties Trust 8.625% 11/15/2031 (f)		6,775	7,140
Service Properties Trust 8.875% 6/15/2032		2,153	2,218
Sun Communities Operating, LP 2.30% 11/1/2028		1,653	1,568
Sun Communities Operating, LP 2.70% 7/15/2031		785	707
UDR, Inc. 2.95% 9/1/2026		681	679
			87,174
Total corporate bonds and notes			2,605,316

131	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations 7.69%
Federal agency mortgage-backed obligations 6.77%
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (l)	USD	—	(d)	$—	(d)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (l)		4		4
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (l)		1		1
Fannie Mae Pool #254767 5.50% 6/1/2033 (l)		107		109
Fannie Mae Pool #555956 5.50% 12/1/2033 (l)		67		68
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (l)		193		191
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (l)		201		189
Fannie Mae Pool #929185 5.50% 1/1/2036 (l)		190		191
Fannie Mae Pool #893641 6.00% 9/1/2036 (l)		452		474
Fannie Mae Pool #893688 6.00% 10/1/2036 (l)		109		114
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (l)		3,517		3,308
Fannie Mae Pool #907239 6.00% 12/1/2036 (l)		11		11
Fannie Mae Pool #928031 6.00% 1/1/2037 (l)		38		40
Fannie Mae Pool #888292 6.00% 3/1/2037 (l)		307		322
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (l)		55		56
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (l)		105		98
Fannie Mae Pool #190379 5.50% 5/1/2037 (l)		34		35
Fannie Mae Pool #924952 6.00% 8/1/2037 (l)		546		573
Fannie Mae Pool #888637 6.00% 9/1/2037 (l)		6		6
Fannie Mae Pool #995674 6.00% 5/1/2038 (l)		200		211
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (l)		597		630
Fannie Mae Pool #995224 6.00% 9/1/2038 (l)		5		5
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (l)		185		196
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (l)		128		134
Fannie Mae Pool #889983 6.00% 10/1/2038 (l)		11		12
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (l)		434		455
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (l)		60		62
Fannie Mae Pool #995391 6.00% 11/1/2038 (l)		5		5
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (l)		—	(d)	—	(d)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (l)		41		43
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (l)		120		126
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (l)		144		150
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (l)		298		310
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (l)		5,014		4,355
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (l)		15,264		12,772
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (l)		2,176		2,034
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (l)		1,228		1,183
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (l)		666		642
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (l)		620		597
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (l)		3,886		3,629
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (l)		6,320		5,879
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (l)		869		809
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (l)		1,974		1,836
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (l)		78		74
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (l)		258		234
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (l)		937		889
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (l)		1,030		951
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (l)		1,590		1,472
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (l)		335		303
Fannie Mae Pool #256975 7.00% 10/1/2047 (l)		2		2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (l)		114		105
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (l)		7		7
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (l)		1,255		1,156
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (l)		1,634		1,518
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (l)		1,278		1,142
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (l)		4,101		3,507
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (l)		406		341
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (l)		293		245
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (l)		9,245		7,899
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (l)		501		402

American Funds Insurance Series	132

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (l)	USD	273	$240
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (l)		1,092	914
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (l)		2,250	1,801
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (l)		7,479	6,352
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (l)		1,192	1,021
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (l)		665	557
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (l)		37	31
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (l)		10,262	9,159
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (l)		3,628	2,912
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (l)		1,891	1,514
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (l)		1,536	1,233
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (l)		848	829
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (l)		4,798	3,870
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (l)		192	154
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (l)		1,047	879
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (l)		727	609
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (l)		66	56
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (l)		27	22
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (l)		5,699	4,576
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (l)		1,830	1,464
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (l)		1,777	1,427
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (l)		314	251
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (l)		2,943	2,507
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (l)		360	301
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (l)		57	48
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (l)		3,869	3,114
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (l)		1,656	1,325
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (l)		89	75
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (l)		38	32
Fannie Mae Pool #FM6810 3.00% 4/1/2051 (l)		5,206	4,546
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (l)		4,185	3,683
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (l)		500	443
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (l)		1,892	1,513
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (l)		1,874	1,499
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (l)		4,578	3,832
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (l)		1,301	1,089
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (l)		352	294
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (l)		133	112
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (l)		2,033	1,626
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (l)		32,777	27,433
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (l)		8,780	7,348
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (l)		376	331
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (l)		144	116
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (l)		1,929	1,614
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (l)		1,188	995
Fannie Mae Pool #FM8203 2.50% 7/1/2051 (l)		915	766
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (l)		3,608	3,224
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (l)		64	56
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (l)		1,770	1,416
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (l)		3,842	3,216
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (l)		1,453	1,216
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (l)		637	535
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (l)		296	248
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (l)		33	28
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (l)		981	785
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (l)		1,424	1,192
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (l)		499	418
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (l)		127	106
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (l)		83	69
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (l)		10,864	8,690
133	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (l)	USD	7,198	$5,785
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (l)		4,405	3,524
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (l)		7,321	6,445
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (l)		2,278	1,830
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (l)		167	134
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (l)		13,150	11,233
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (l)		6,116	5,229
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (l)		148	126
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (l)		71	61
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (l)		71	61
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (l)		70	60
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (l)		2,788	2,236
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (l)		1,148	922
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (l)		691	583
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (l)		389	327
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (l)		114	96
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (l)		60	51
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (l)		21	17
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (l)		8,788	7,739
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (l)		6,112	4,896
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (l)		4,382	3,517
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (l)		1,641	1,315
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (l)		922	739
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (l)		7,757	6,492
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (l)		1,850	1,549
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (l)		636	532
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (l)		624	525
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (l)		528	442
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (l)		134	113
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (l)		49,012	43,869
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (l)		44	40
Fannie Mae Pool #CB2912 3.50% 2/1/2052 (l)		36	32
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (l)		2,753	2,206
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (l)		2,516	2,020
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (l)		2,303	1,849
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (l)		1,529	1,227
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (l)		1,240	993
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (l)		1,238	992
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (l)		756	636
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (l)		741	623
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (l)		581	490
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (l)		151	127
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (l)		23	19
Fannie Mae Pool #BV3799 3.50% 3/1/2052 (l)		39	36
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (l)		5,541	4,444
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (l)		2,812	2,259
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (l)		2,038	1,630
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (l)		834	702
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (l)		827	696
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (l)		825	694
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (l)		155	130
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (l)		130	110
Fannie Mae Pool #FS1189 3.50% 4/1/2052 (l)		2,182	1,982
Fannie Mae Pool #FS2051 3.50% 4/1/2052 (l)		1,739	1,580
Fannie Mae Pool #BV9195 3.50% 4/1/2052 (l)		868	788
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (l)		35	32
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (l)		595	559
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (l)		9,055	7,293
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (l)		943	754
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (l)		885	744
American Funds Insurance Series	134

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (l)	USD	808	$679
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (l)		149	125
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (l)		149	125
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (l)		109	91
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (l)		38	32
Fannie Mae Pool #CB3597 3.50% 5/1/2052 (l)		43	39
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (l)		41	37
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (l)		2,260	1,813
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (l)		1,884	1,508
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (l)		717	574
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (l)		1,355	1,138
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (l)		37	34
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (l)		1,221	1,145
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (l)		4,148	3,326
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (l)		58,163	48,679
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (l)		98	86
Fannie Mae Pool #FS2482 3.50% 7/1/2052 (l)		447	406
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (l)		21	20
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (l)		148	124
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (l)		82	69
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (l)		2,217	1,936
Fannie Mae Pool #BT8311 3.50% 8/1/2052 (l)		3,980	3,615
Fannie Mae Pool #BW7294 3.50% 8/1/2052 (l)		32	29
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (l)		15,459	12,365
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (l)		825	795
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (l)		7	7
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (l)		5,805	5,603
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (l)		862	722
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (l)		2,035	2,063
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (l)		21	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (l)		2,450	2,368
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (l)		811	820
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (l)		271	246
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (l)		1,795	1,818
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (l)		612	608
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (l)		812	821
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (l)		140	141
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (l)		178	184
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (l)		261	219
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (l)		529	522
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (l)		503	508
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (l)		902	939
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (l)		326	339
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (l)		291	303
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (l)		10,788	8,659
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (l)		777	653
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (l)		727	610
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (l)		1,923	1,939
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (l)		84	84
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (l)		4,780	4,839
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (l)		14,394	14,754
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (l)		1,428	1,439
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (l)		3,258	3,336
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (l)		3,440	3,477
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (l)		5,109	5,230
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (l)		21	21
Fannie Mae Pool #MA5262 3.50% 12/1/2053 (l)		33	30
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (l)		241	244
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (l)		115	117
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (l)		4,856	5,028
135	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (l)	USD	1,377	$1,442
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (l)		1,820	1,703
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (l)		508	511
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (l)		452	456
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (l)		2,544	2,622
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (l)		1,318	1,370
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (l)		4,054	4,086
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (l)		3,935	3,968
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (l)		699	720
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (l)		617	631
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (l)		7	7
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (l)		6,210	6,256
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (l)		504	519
Fannie Mae Pool #MA5329 6.50% 4/1/2054 (l)		14	14
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (l)		884	890
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (l)		1,416	1,450
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (l)		818	849
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (l)		800	824
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (l)		732	751
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (l)		667	685
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (l)		745	777
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (l)		40	42
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (l)		4,158	4,187
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (l)		2,181	2,210
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (l)		1,275	1,291
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (l)		7,979	8,168
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (l)		907	928
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (l)		521	536
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (l)		87	89
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (l)		12	12
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (l)		3,421	3,574
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (l)		2,659	2,770
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (l)		1,172	1,222
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (l)		313	325
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (l)		176	184
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (l)		7	7
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (l)		1,254	1,264
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (l)		6,163	6,309
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (l)		2,354	2,422
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (l)		1,211	1,241
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (l)		1,014	1,040
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (l)		997	1,026
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (l)		868	892
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (l)		536	549
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (l)		271	279
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (l)		258	267
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (l)		222	230
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (l)		1,143	1,190
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (l)		1,092	1,138
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (l)		3,365	3,388
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (l)		2,153	2,182
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (l)		1,896	1,910
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (l)		870	876
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (l)		2,377	2,448
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (l)		74	76
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (l)		35	36
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (l)		447	457
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (l)		93	95
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (l)		868	789
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (l)		1,637	1,532
American Funds Insurance Series	136

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (l)	USD	1,686	$1,704
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (l)		478	481
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (l)		254	255
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (l)		79	78
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (l)		25	24
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (l)		1,370	1,383
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (l)		18,185	18,615
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (l)		2,320	2,375
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (l)		202	207
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (l)		12,234	11,761
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (l)		43	43
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (l)		2,238	2,291
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (l)		208	200
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (l)		1,460	1,467
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (l)		292	299
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (l)		9,634	9,239
Fannie Mae Pool #MA5693 3.50% 4/1/2055 (l)		155	141
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (l)		10,236	9,816
Fannie Mae Pool #DD6453 5.50% 4/1/2055 (l)		189	190
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (l)		6,535	6,690
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (l)		237	243
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (l)		230	236
Fannie Mae Pool #DD6390 6.00% 4/1/2055 (l)		142	145
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (l)		134	137
Fannie Mae Pool #DE0111 3.50% 6/1/2055 (l)		1,804	1,638
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (l)		802	821
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (l)		1,104	1,138
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (l)		2,012	1,827
Fannie Mae Pool #MA5968 3.50% 2/1/2056 (l)		161	146
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (l)		27	27
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (l)		386	380
Fannie Mae Pool #MA6050 3.50% 5/1/2056 (l)		263	239
Fannie Mae Pool #DH0530 3.50% 5/1/2056 (l)		120	109
Fannie Mae Pool #MA6076 3.50% 6/1/2056 (l)		2,474	2,246
Fannie Mae Pool #MA6115 3.50% 7/1/2056 (l)		112	101
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (l)		5,013	4,705
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (l)		8,629	8,361
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (l)		3,078	2,645
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (l)		8,572	7,016
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (l)		704	603
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (l)		2,946	2,645
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (l)		3,092	2,859
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (l)		18	19
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (l)		46	46
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (l)		21	18
Freddie Mac Pool #C91912 3.00% 2/1/2037 (l)		6,298	5,930
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (l)		158	148
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (l)		44	41
Freddie Mac Pool #G03978 5.00% 3/1/2038 (l)		269	272
Freddie Mac Pool #ZS2234 6.50% 9/1/2038 (l)		30	32
Freddie Mac Pool #G08347 4.50% 6/1/2039 (l)		39	38
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (l)		16,518	14,423
Freddie Mac Pool #C03518 5.00% 9/1/2040 (l)		360	364
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (l)		1,093	1,058
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (l)		714	689
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (l)		478	460
Freddie Mac Pool #760014 4.634% 8/1/2045 (l)(m)		125	125
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (l)		3,305	3,164
Freddie Mac Pool #G60344 4.00% 12/1/2045 (l)		3,045	2,922
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (l)		2,937	2,676
137	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (l)	USD	166	$163
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (l)		145	142
Freddie Mac Pool #760015 4.24% 1/1/2047 (l)(m)		299	291
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (l)		1,016	942
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (l)		1,671	1,586
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (l)		1,419	1,388
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (l)		710	594
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (l)		2,398	2,008
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (l)		259	229
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (l)		23,599	19,072
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (l)		13,430	10,993
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (l)		1,900	1,520
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (l)		1,620	1,296
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (l)		2,077	1,662
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (l)		53	44
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (l)		22	19
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (l)		24,407	19,755
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (l)		1,903	1,522
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (l)		49	40
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (l)		381	320
Freddie Mac Pool #SD0862 2.50% 6/1/2051 (l)		50	42
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (l)		628	526
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (l)		304	270
Freddie Mac Pool #RA5548 3.50% 7/1/2051 (l)		2,988	2,714
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (l)		738	593
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (l)		826	691
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (l)		316	276
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (l)		7,628	6,530
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (l)		5,193	4,455
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (l)		1,062	889
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (l)		44	37
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (l)		5,085	4,528
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (l)		91	79
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (l)		6,302	5,275
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (l)		285	239
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (l)		137	122
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (l)		3,417	2,740
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (l)		772	675
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (l)		1,513	1,215
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (l)		5,094	4,353
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (l)		2,803	2,352
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (l)		193	154
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (l)		71	57
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (l)		2,454	2,060
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (l)		1,806	1,538
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (l)		851	717
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (l)		260	231
Freddie Mac Pool #QD5877 3.50% 1/1/2052 (l)		2,988	2,715
Freddie Mac Pool #QD4876 3.50% 1/1/2052 (l)		1,991	1,808
Freddie Mac Pool #QD7325 3.50% 1/1/2052 (l)		80	73
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (l)		4,153	3,322
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (l)		1,560	1,251
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (l)		1,483	1,188
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (l)		805	647
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (l)		774	621
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (l)		483	407
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (l)		63	53
Freddie Mac Pool #QD7995 3.50% 2/1/2052 (l)		898	821
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (l)		79	73
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (l)		7,071	5,656
American Funds Insurance Series	138

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (l)	USD	3,519	$2,823
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (l)		2,716	2,184
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (l)		1,655	1,326
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (l)		1,034	830
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (l)		805	645
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (l)		236	189
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (l)		53	42
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (l)		766	644
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (l)		27	23
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (l)		4,631	4,207
Freddie Mac Pool #SD1164 3.50% 3/1/2052 (l)		33	30
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (l)		2,762	2,216
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (l)		1,650	1,324
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (l)		1,482	1,187
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (l)		987	790
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (l)		726	611
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (l)		551	463
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (l)		330	277
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (l)		126	106
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (l)		104	87
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (l)		69	59
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (l)		26	22
Freddie Mac Pool #RA7192 3.50% 4/1/2052 (l)		1,862	1,692
Freddie Mac Pool #QD9838 3.50% 4/1/2052 (l)		154	140
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (l)		792	666
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (l)		144	121
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (l)		9,884	8,645
Freddie Mac Pool #QE1489 3.50% 5/1/2052 (l)		87	79
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (l)		3,324	2,674
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (l)		4,967	4,343
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (l)		274	239
Freddie Mac Pool #SD1124 3.50% 6/1/2052 (l)		57	52
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (l)		1,731	1,625
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (l)		4,922	4,143
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (l)		9,037	7,891
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (l)		1,062	938
Freddie Mac Pool #QE7126 3.50% 8/1/2052 (l)		903	820
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (l)		33,081	32,059
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (l)		152	147
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (l)		820	689
Freddie Mac Pool #RA8252 2.50% 9/1/2052 (l)		697	587
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (l)		93	78
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (l)		1,780	1,555
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (l)		150	145
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (l)		60	58
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (l)		218	183
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (l)		65	55
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (l)		9,656	9,327
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (l)		905	759
Freddie Mac Pool #RA8676 2.50% 3/1/2053 (l)		646	542
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (l)		942	936
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (l)		215	212
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (l)		2,269	2,294
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (l)		445	463
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (l)		400	417
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (l)		384	404
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (l)		362	381
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (l)		263	277
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (l)		201	212
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (l)		146	152
139	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (l)	USD	112	$119
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (l)		816	686
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (l)		3,640	3,679
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (l)		608	632
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (l)		329	311
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (l)		5,096	5,151
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (l)		789	662
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (l)		95	80
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (l)		3,645	3,751
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (l)		46,213	45,740
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (l)		19,469	19,657
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (l)		522	542
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (l)		26	27
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (l)		34	35
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (l)		389	403
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (l)		229	237
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (l)		352	355
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (l)		8,602	8,806
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (l)		9,282	9,353
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (l)		72	75
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (l)		1,282	1,299
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (l)		930	937
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (l)		326	337
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (l)		13,402	13,575
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (l)		6,956	7,005
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (l)		2,702	2,721
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (l)		443	458
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (l)		390	396
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (l)		1,336	1,376
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (l)		980	1,018
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (l)		427	447
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (l)		809	815
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (l)		647	655
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (l)		584	592
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (l)		4,416	4,521
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (l)		2,306	2,368
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (l)		547	561
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (l)		9	9
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (l)		3,425	3,564
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (l)		1,782	1,856
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (l)		207	204
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (l)		8	8
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (l)		5,426	5,469
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (l)		3,142	3,161
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (l)		3,067	3,101
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (l)		1,025	1,039
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (l)		547	553
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (l)		4,130	4,227
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (l)		2,280	2,358
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (l)		2,084	2,136
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (l)		1,470	1,513
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (l)		725	742
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (l)		171	176
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (l)		1,348	1,400
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (l)		944	982
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (l)		548	568
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (l)		3,268	3,293
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (l)		2,462	2,491
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (l)		2,100	2,113
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (l)		1,814	1,822
American Funds Insurance Series	140

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (l)	USD	1,393	$1,414
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (l)		1,241	1,255
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (l)		923	929
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (l)		2,979	3,066
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (l)		2,618	2,696
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (l)		2,554	2,642
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (l)		2,540	2,639
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (l)		1,396	1,432
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (l)		1,257	1,287
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (l)		855	886
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (l)		491	513
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (l)		172	179
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (l)		66	68
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (l)		1,274	1,281
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (l)		1,936	1,864
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (l)		111	106
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (l)		4,737	4,665
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (l)		4,853	4,879
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (l)		2,624	2,639
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (l)		82	82
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (l)		18	18
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (l)		3	3
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (l)		2,710	2,724
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (l)		1,137	1,150
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (l)		233	234
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (l)		63	58
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (l)		3,543	3,561
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (l)		1,393	1,426
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (l)		144	144
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (l)		92	94
Freddie Mac Pool #QX7596 3.50% 3/1/2055 (l)		44	40
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (l)		867	871
Freddie Mac Pool #QY3684 3.50% 4/1/2055 (l)		29	27
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (l)		4,169	4,268
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (l)		1,469	1,504
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (l)		69	70
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (l)		2,008	1,824
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (l)		3,771	3,860
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (l)		532	545
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (l)		171	175
Freddie Mac Pool #RQ0032 3.50% 7/1/2055 (l)		5,344	4,854
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (l)		832	862
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (l)		5,131	4,660
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (l)		2,825	2,709
Freddie Mac Pool #TA5881 3.50% 2/1/2056 (l)		114	104
Freddie Mac Pool #RQ0099 3.50% 3/1/2056 (l)		100	91
Freddie Mac Pool #RQ0107 3.50% 4/1/2056 (l)		3,973	3,608
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (l)		143	140
Freddie Mac Pool #RQ0124 3.50% 6/1/2056 (l)		2,296	2,085
Freddie Mac, Series T041, Class 3A, 4.435% 7/25/2032 (l)(m)		134	122
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (l)		10,192	10,480
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (l)		1,843	1,747
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (l)(m)		784	748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (l)		3,668	3,447
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (l)(m)		3,480	3,294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (l)(m)		711	644
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (l)		592	538
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (l)(m)		1,072	1,035
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (l)		1,532	1,378
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (l)		6,055	5,777
141	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (l)	USD	3,548	$3,328
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (l)		1,413	1,380
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (l)		2,718	2,644
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (l)		2,455	2,384
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (l)		1,709	1,626
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (l)		265	248
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (l)		229	225
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (l)		135	131
Government National Mortgage Assn. Pool #MA6864 2.00% 9/20/2050 (l)		125	103
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (l)		6,094	5,004
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (l)		60,910	50,019
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (l)		248	203
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (l)		1,200	1,176
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (l)		321	315
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (l)		126	108
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (l)		779	640
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (l)		17,869	15,289
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (l)		4,332	3,707
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (l)		16,244	14,444
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (l)		698	597
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (l)		12,329	10,963
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (l)		116	106
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (l)		738	634
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (l)		573	519
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (l)		8,637	8,148
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (l)		3,764	3,412
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (l)		1,939	1,661
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (l)		1,673	1,435
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (l)		2,659	2,569
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (l)		22,672	21,895
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (l)		4,876	4,558
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (l)		1,940	1,464
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (l)(n)		50,694	40,491
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (l)(n)		125,416	104,810
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (l)(n)		2,457	2,143
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (l)(n)		55	50
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (l)(n)		48,884	45,695
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (l)(n)		10,735	10,286
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (l)(n)		727	714
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (l)(n)		19,559	19,625
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (l)(n)		592	605
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (l)(n)		146,673	151,737
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (l)(n)		23,781	18,988
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (l)(n)		44,300	37,008
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (l)(n)		1,600	1,394
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (l)(n)		10,693	10,235
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (l)(n)		319	313
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (l)(n)		13,567	13,592
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (l)(n)		72,150	73,527
			1,918,543

Commercial mortgage-backed securities 0.68%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (l)		1,400	1,356
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (l)		645	649
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (l)		5,368	5,527
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (l)(m)		857	893
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (l)		4,615	4,712
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (l)		1,380	1,419

American Funds Insurance Series	142

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (l)(m)	USD	4,062	$4,186
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (l)(m)		1,914	1,963
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (l)		2,909	2,661
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (l)(m)		490	477
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (l)		3,006	3,069
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (l)(m)		1,792	1,891
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (l)(m)		1,828	1,858
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (l)		1,000	985
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (l)		2,960	2,663
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (l)(m)		750	743
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (l)		2,112	2,151
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (l)(m)		590	602
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (l)		618	625
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (l)(m)		1,750	1,750
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (l)		1,117	1,153
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (l)(m)		6,990	7,141
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (l)(m)		1,450	1,481
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (l)(m)		3,334	3,423
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 12/15/2042 (f)(l)(m)		3,083	3,093
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (f)(l)(m)		3,841	3,841
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (f)(l)(m)		1,187	1,187
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.067% 4/15/2041 (f)(l)(m)		3,848	3,857
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (f)(l)(m)		11,410	11,325
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (f)(l)(m)		6,850	6,884
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (f)(l)(m)		1,153	1,157
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 5.952% 7/15/2041 (f)(l)(m)		1,414	1,421
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(l)(m)		3,606	3,660
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (f)(l)(m)		5,162	5,148
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(l)		3,677	3,737
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(l)(m)		5,942	5,975
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (f)(l)(m)		1,205	1,204
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (f)(l)(m)		2,748	2,755
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(l)		3,795	3,387
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 5/15/2041 (f)(l)(m)		8,302	8,332
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (l)		2,489	2,281
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (f)(l)(m)		2,059	2,065
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (f)(l)(m)		5,246	5,370
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (f)(l)(m)		10,151	10,319
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(l)		1,522	1,316
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(l)		578	487
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (f)(l)(m)		100	81
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.218% 11/15/2039 (f)(l)(m)		1,960	1,965
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (f)(l)		13,772	13,333
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (l)(m)		370	345
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (f)(l)(m)		576	585
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (f)(l)(m)		627	622
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (f)(l)(m)		1,543	1,550
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (f)(l)(m)		3,964	3,974
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(l)		2,194	1,956
143	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (f)(l)(m)	USD	10,709	$10,707
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (f)(l)(m)		9,322	9,276
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (f)(l)(m)		345	341
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (l)(m)		1,620	1,536
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (l)		430	444
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.414% 11/15/2027 (f)(l)(m)		5,000	5,014
			193,908

Collateralized mortgage-backed obligations (privately originated) 0.24%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(j)(l)		4,510	4,523
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(l)(m)		504	461
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (f)(j)(l)		1,059	1,056
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(j)(l)		359	360
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(l)(m)		4,866	4,763
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (f)(j)(l)		1,408	1,395
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(j)(l)		2,216	2,218
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (l)		100	101
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(l)		5,786	5,599
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (f)(l)(m)		71	71
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (f)(l)(m)		3,087	3,099
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (f)(l)(m)		3,358	3,358
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (f)(l)(m)		6,890	6,954
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (l)		165	164
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (f)(j)(l)		1,777	1,770
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(j)(l)		1,666	1,676
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (f)(j)(l)		460	461
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 5.70% 7/25/2062 (f)(l)		3,902	3,968
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(j)(l)		1,489	1,484
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(l)		2,435	2,431
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(l)		2,635	2,484
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (f)(l)		1,484	1,433
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (f)(l)(m)		4,921	4,927
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (f)(l)(m)		674	675
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(l)		2,172	2,068
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(j)(l)		944	943
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(l)(m)		1,567	1,565
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (f)(j)(l)		921	924
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(j)(l)		426	424
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (f)(j)(l)		2,231	2,213
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (f)(l)(m)		1,439	1,420
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (f)(l)(m)		2,392	2,377
			67,365
Total mortgage-backed obligations			2,179,816

American Funds Insurance Series	144

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations 1.64%
Other asset-backed securities 0.79%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(l)	USD	10,457	$10,468
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(l)		1,923	1,909
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (f)(l)		4,352	4,340
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (f)(l)		2,576	2,607
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (f)(l)		5,727	5,679
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (f)(l)		2,471	2,456
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(l)		1,375	1,366
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(l)		6,656	6,556
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(l)		3,627	3,597
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(l)		11	11
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(l)		760	729
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(l)		3,856	3,636
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(l)		4,183	4,200
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (f)(l)		6,897	6,844
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(l)		5,004	4,175
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(l)		1,661	1,371
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(l)		5,874	4,669
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (f)(l)		1,197	1,195
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(l)		777	729
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(l)		2,969	2,784
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(l)		593	556
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(l)		829	766
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (f)(l)		1,091	1,080
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (l)		1,327	1,333
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(l)		283	283
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(l)		164	154
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(l)		2,105	2,112
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(l)		795	790
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(l)		360	341
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(l)		162	154
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(l)		3,834	3,817
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(l)		6,159	6,161
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(l)		1,161	1,132
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(l)		5,001	4,804
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(l)		6,489	6,237
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(l)		2,265	2,111
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(l)		3,322	3,116
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(l)		263	244
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (f)(l)		1,000	1,006
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(l)		2,388	2,370
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (l)		1,918	1,925
Kinetic ABS Issuer, LLC, Series 2026-2A, Class A2, 5.834% 6/25/2058 (f)(l)		4,645	4,701
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (f)(l)		520	527
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (f)(l)		4,531	4,469
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(l)		79	79
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(l)		4,075	3,865
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(l)		26,263	21,710
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(l)		509	509
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (f)(l)		322	321
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(l)		693	695
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (l)		2,442	2,347
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(l)		393	391
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (f)(l)		506	499
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.325% 9/15/2039 (f)(l)(m)		438	443
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(l)		603	611
SLAM, Ltd., Series 2026-1A, Class A, 5.547% 7/15/2051 (f)(l)		6,396	6,393
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(l)		2,454	2,332
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(l)		798	782
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(l)		421	420
145	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(l)	USD	676	$664
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(l)		560	548
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(l)		5,200	5,112
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(l)		6,139	6,021
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(l)		729	712
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (l)		2,840	2,842
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (l)		4,155	4,178
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (l)		5,377	5,326
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(l)		944	906
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(l)		445	419
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(l)		621	585
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(l)		1,801	1,697
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(l)		1,842	1,832
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(l)		6,539	6,154
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(l)		1,186	1,094
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(l)		1,240	1,236
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (f)(l)		124	124
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (f)(l)		114	113
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(l)		418	419
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(l)		736	745
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (l)		9,409	9,492
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (j)(l)		1,462	1,456
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (f)(l)		8,048	8,083
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (l)		2,052	2,033
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(l)		959	960
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(l)		243	244
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(l)		137	137
			224,039

Auto loan 0.63%
Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91% 11/15/2028 (l)		2,289	2,285
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (l)		1,751	1,738
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(l)		232	232
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(l)		2,813	2,827
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(l)		1,005	1,006
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(l)		3,470	3,461
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(l)		29,013	29,242
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(l)		4,960	5,075
Bank of America Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (f)(l)		1,211	1,216
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (l)		545	545
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (l)		296	297
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (l)		479	477
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (l)		1,679	1,682
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (l)		305	304
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (l)		7,626	7,662
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(l)		3,768	3,783
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (f)(l)		2,933	2,949
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (f)(l)		8	8
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(l)		354	354
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (l)		144	144
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (l)		883	883
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (l)		1,118	1,114
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(l)		5,998	6,100
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (f)(l)(m)		13,442	13,586
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(l)		3,235	3,235
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (l)		7,319	7,258
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (f)(l)		67	67
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (f)(l)		2,901	2,899
American Funds Insurance Series	146

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (f)(l)	USD	1,174	$1,171
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(l)		462	462
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(l)		446	447
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (f)(l)		8,654	8,904
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (l)		1,058	1,061
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(l)		4,391	4,312
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (f)(l)		4,445	4,413
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (f)(l)		4,585	4,719
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(l)		9,236	9,167
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(l)		685	680
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(l)		429	426
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(l)		4,771	4,817
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(l)		1,448	1,449
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (f)(l)		1,610	1,595
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (f)(l)		993	983
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (l)		2,042	2,050
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (f)(l)		3,632	3,591
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(l)		677	678
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(l)		504	505
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (l)		17	17
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (l)		3,321	3,337
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (l)		1,355	1,357
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(l)		349	349
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (f)(l)		736	738
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(l)		173	173
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(l)		2,447	2,451
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (l)		1,546	1,551
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (l)		1,822	1,835
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(l)		654	652
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (f)(l)		850	851
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(l)		731	731
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(l)		142	142
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(l)		1,552	1,554
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(l)		543	543
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (f)(l)		6,520	6,532
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(l)		1,973	1,988
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (l)		2,618	2,624
			179,284

Credit card 0.11%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(l)		8,500	8,508
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (f)(l)		4,100	4,105
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (f)(l)		2,715	2,721
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (l)		4,171	4,131
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (l)		4,558	4,589
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (l)		3,970	4,004
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (f)(l)		2,043	2,034
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(l)		404	403
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (f)(l)		640	637
			31,132

Student loan 0.07%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(l)		2,105	2,111
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(l)		2,179	1,978
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (f)(l)		2,928	2,629
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(l)		3,499	3,295

147	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Student loan (continued)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(l)	USD	1,929	$1,838
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(l)		3,674	3,489
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.470% 1/15/2053 (f)(l)(m)		3,102	3,078
			18,418

Collateralized loan obligations 0.04%
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (f)(l)(m)		3,240	3,240
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.493% 1/15/2033 (f)(l)(m)		2,983	2,984
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (f)(l)(m)		3,229	3,231
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (f)(l)(m)		1,000	1,001
			10,456
Total asset-backed obligations			463,329

Bonds & notes of governments & government agencies outside the U.S. 0.41%
Mexico 0.22%
Eagle Funding LuxCo SARL 5.50% 8/17/2030		18,285	18,382
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)		10,645	10,701
United Mexican States 4.75% 4/27/2032		2,305	2,212
United Mexican States 5.375% 3/22/2033		1,295	1,270
United Mexican States 3.50% 2/12/2034		1,790	1,529
United Mexican States 6.875% 5/13/2037		2,720	2,857
United Mexican States 6.25% 8/27/2037		17,535	17,558
United Mexican States 6.625% 1/29/2038		200	205
United Mexican States 6.125% 2/9/2038		937	920
United Mexican States 7.375% 5/13/2055		4,235	4,499
United Mexican States 3.771% 5/24/2061		1,528	920
			61,053

Canada 0.08%
CPPIB Capital, Inc. 2.75% 11/2/2027 (f)		5,914	5,801
OMERS Finance Trust 3.50% 4/19/2032 (f)		3,867	3,669
OMERS Finance Trust 4.00% 4/19/2052 (f)		3,867	3,052
Ontario (Province of) 3.90% 9/4/2030		8,228	8,110
			20,632

Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (f)		11,750	11,489

United Arab Emirates 0.03%
Abu Dhabi (Emirate of) 3.125% 9/30/2049		4,468	3,020
Abu Dhabi (Emirate of) 3.875% 4/16/2050		7,782	6,009
			9,029

American Funds Insurance Series	148

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	USD	2,525	$2,099
Peru (Republic of) 5.875% 8/8/2054		2,310	2,306
Peru (Republic of) 2.78% 12/1/2060		3,383	1,855
			6,260

Panama 0.02%
Panama (Republic of) 7.50% 3/1/2031		1,765	1,943
Panama (Republic of) 2.252% 9/29/2032		4,306	3,619
			5,562

Chile 0.00%
Chile (Republic of) 4.35% 4/13/2031		735	723
Total bonds & notes of governments & government agencies outside the U.S.			114,748

Loans 0.12%
Communication services 0.03%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (m)(o)		2,332	2,341
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (m)(o)		1,215	1,143
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (c)(g)(o)		2,107	2,107
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (m)(o)		1,650	1,129
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (m)(o)		1,280	1,286
			8,006

Information technology 0.03%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (m)(o)		220	225
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (m)(o)		900	552
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (m)(o)		3,076	2,683
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (m)(o)		4,010	4,036
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (m)(o)		104	104
			7,600

Financials 0.02%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(f)(m)(o)		3,785	3,807
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (m)(o)		1,374	1,347
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (m)(o)		41	38
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (m)(o)		2,031	1,894
			7,086

149	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Loans (continued)
Health care 0.01%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (m)(o)	USD	505	$478
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (m)(o)		2,530	2,536
			3,014

Consumer staples 0.01%
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (m)(o)		2,810	2,822

Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (c)(m)(o)		127	127
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(g)(m)(o)		122	122
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (m)(o)		2,353	2,356
			2,605

Industrials 0.01%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (m)(o)		2,798	2,534

Materials 0.00%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (m)(o)		559	543
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(g)(m)(o)		640	551
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(g)(m)(o)		648	558
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (c)(g)(k)(m)(o)		1,372	—	(d)
			1,652
Total loans			35,319

Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		4,781	4,665
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		4,808	4,408
			9,073

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		2,592	2,626

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		4,900	4,433

American Funds Insurance Series	150

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	USD	5,710	$5,617
Total municipals			21,749
Total bonds, notes & other debt instruments (cost: $8,927,852,000)			8,768,621

Investment funds 2.64%	Shares
Capital Group Central Corporate Bond Fund (p)		89,196,808	747,469
Total investment funds (cost: $742,941,000)			747,469

Short-term securities 6.40%
Money market investments 6.40%
Capital Group Central Cash Fund 3.70% (p)(q)		18,153,356	1,815,154
Total short-term securities (cost: $1,815,118,000)			1,815,154
Total investment securities 101.97% (cost: $20,457,908,000)			28,893,579
Other assets less liabilities (1.97)%			(558,858)
Net assets 100.00%			$28,334,721

Futures contracts

						Value and unrealized appreciation
				Notional		(depreciation)
		Number of	Expiration	amount		at 6/30/2026
Contracts	Type	contracts	date		(000)	(000)
2 Year U.S. Treasury Note Futures	Long	5,215	10/5/2026	USD	1,074,983	$(766)
5 Year U.S. Treasury Note Futures	Long	8,154	10/5/2026		872,860	2,297
10 Year U.S. Treasury Note Futures	Long	1,326	9/30/2026		145,715	591
10 Year Ultra U.S. Treasury Note Futures	Short	1,214	9/30/2026		(136,537)	(1,645)
20 Year U.S. Treasury Bond Futures	Long	2,892	9/30/2026		328,242	8,465
30 Year Ultra U.S. Treasury Bond Futures	Short	705	9/30/2026		(81,890)	(2,226)
						$6,716

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2026 (000)	(received) (000)	at 6/30/2026 (000)
SOFR	Annual	3.50061%	Annual	11/3/2032	USD	74,795	$1,712	$—	$1,712
SOFR	Annual	3.639%	Annual	1/14/2033	USD	144,154	2,277	—	2,277
SOFR	Annual	3.6775%	Annual	10/8/2035	USD	55,754	1,306	—	1,306
							$5,295	$—	$5,295
151	American Funds Insurance Series

Asset Allocation Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR	22,330	$(573)	$(376)	$(197)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD	74,027	(5,969)	(5,733)	(236)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031		112,022	(2,458)	(1,813)	(645)
						$(9,000)	$(7,922)	$(1,078)

Investments in affiliates (p)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)
Investment funds 2.64%
Capital Group Central Corporate Bond Fund	$846,762	$92,169	$178,000	$(35,998)	$22,536	$747,469	$19,771
Short-term securities 6.40%
Money market investments 6.40%
Capital Group Central Cash Fund 3.70% (q)	1,004,810	4,401,221	3,590,717	9	(169)	1,815,154	22,997
Total 9.04%				$(35,989)	$22,367	$2,562,623	$42,768

Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class H, preferred shares (a)(c)	5/28/2026	$64,013	$64,013	0.23%
Rotech Healthcare, Inc. (a)(c)	8/22/2014	6,949	12,982	0.05
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/20/2026	6,703	6,669	0.02
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	5,759	5,727	0.02
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)	9/29/2025-3/23/2026	541	608	— (r)
Total		$83,965	$89,999	0.32%

American Funds Insurance Series	152

Asset Allocation Fund (continued)

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,564,279,000, which represented 5.52% of the net assets of the fund.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $39,040,000, which represented 0.14% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)	Step bond; coupon rate may change at a later date.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(m)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(n)	Represents securities transacted on a TBA basis.
(o)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 6/30/2026.
(r)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CME = CME Group

DAC = Designated Activity Company

Fin. = Finance

Fncg. = Financing

GO = General Obligation

PIK = Payment In Kind

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

153	American Funds Insurance Series

American Funds Global Balanced Fund

Investment portfolio June 30, 2026	unaudited

Common stocks 59.96%	Shares	Value (000)
Information technology 14.16%
Taiwan Semiconductor Manufacturing Co., Ltd.	206,000	$15,819
Broadcom, Inc.	37,752	14,261
NVIDIA Corp.	52,476	10,500
Corning, Inc.	30,396	7,764
Microsoft Corp.	20,145	7,515
Apple, Inc.	12,498	3,616
ASML Holding NV	1,370	2,717
ARM Holdings PLC (ADR) (a)	3,585	1,271
Applied Materials, Inc.	1,691	1,223
Quantinuum, Inc., Class A (a)	10,598	866
Cisco Systems, Inc.	7,341	862
Accenture PLC, Class A	2,486	309
		66,723

Industrials 8.37%
RTX Corp.	35,141	6,667
Union Pacific Corp.	16,981	4,619
Hitachi, Ltd.	147,300	4,093
Volvo AB, Class B	67,610	2,299
BAE Systems PLC	82,086	2,008
TransDigm Group, Inc.	1,505	2,005
Airbus SE, non-registered shares	6,777	1,508
ITOCHU Corp.	125,800	1,447
Rheinmetall AG, non-registered shares	1,262	1,429
Deutsche Post AG	22,170	1,345
General Dynamics Corp.	3,637	1,288
L3Harris Technologies, Inc.	3,462	1,006
United Rentals, Inc.	784	888
Caterpillar, Inc.	818	871
Rolls-Royce Holdings PLC	43,590	837
Bouygues SA	13,919	777
Komatsu, Ltd.	19,300	755
Ryanair Holdings PLC	23,897	748
Bombardier, Inc., Class B (a)	3,171	730
Qantas Airways, Ltd.	93,586	693
Automatic Data Processing, Inc.	2,769	620
Waste Management, Inc.	2,611	582
Safran SA	1,295	512
PACCAR, Inc.	4,096	492
Uber Technologies, Inc. (a)	6,400	462
GFL Environmental, Inc., subordinate voting shares	10,769	396
Northrop Grumman Corp.	736	375
		39,452

Financials 7.97%
B3 SA - Brasil, Bolsa, Balcao	1,532,521	4,313
Banco Bilbao Vizcaya Argentaria SA	144,911	3,635
JPMorgan Chase & Co.	9,054	2,964
Samsung Life Insurance Co., Ltd.	10,377	2,709
Mizuho Financial Group, Inc.	51,200	2,459
ING Groep NV	68,015	2,152
Morgan Stanley	10,213	2,135
Chubb, Ltd.	5,704	1,944
Banco BPM SpA	91,406	1,579
Standard Chartered PLC (GBP denominated)	52,696	1,428
Zurich Insurance Group AG	1,911	1,411
Munchener Ruckversicherungs-Gesellschaft AG	2,388	1,333
BNP Paribas SA	10,447	1,221
Aviva PLC	140,965	1,216

American Funds Insurance Series	154

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bajaj Finance, Ltd.	105,957	$1,131
UniCredit SpA	8,454	756
Samsung Fire & Marine Insurance Co., Ltd.	1,816	727
BlackRock, Inc.	731	703
Mastercard, Inc., Class A	1,285	660
AIA Group, Ltd.	71,400	655
Wells Fargo & Co.	7,639	631
U.S. Bancorp	8,575	518
Japan Post Bank Co., Ltd.	25,600	488
Hannover Rück SE	1,599	443
HDFC Bank, Ltd.	43,707	370
		37,581

Health care 6.60%
Eli Lilly and Co.	6,393	7,668
Vertex Pharmaceuticals, Inc. (a)	11,056	5,492
Gilead Sciences, Inc.	18,176	2,297
UnitedHealth Group, Inc.	5,003	2,080
EssilorLuxottica SA	10,607	1,990
Daiichi Sankyo Co., Ltd.	106,500	1,709
Abbott Laboratories	15,807	1,434
Alnylam Pharmaceuticals, Inc. (a)	3,819	1,150
Sanofi	13,216	1,129
Argenx SE, non-registered shares (a)	1,119	1,038
Stryker Corp.	3,282	1,033
Medtronic PLC	12,876	1,007
CVS Health Corp.	8,877	918
Molina Healthcare, Inc. (a)	3,415	781
BioMarin Pharmaceutical, Inc. (a)	10,659	610
AstraZeneca PLC (GBP denominated)	2,554	478
GE HealthCare Technologies, Inc.	4,863	311
		31,125

Materials 4.92%
Grupo Mexico, SAB de CV, Series B	282,948	3,208
Franco-Nevada Corp.	9,049	1,886
Franco-Nevada Corp. (CAD denominated)	2,941	614
Linde PLC	4,496	2,333
Vale SA, ordinary nominative shares	71,480	1,078
Vale SA (ADR), ordinary nominative shares	51,629	777
Smurfit Westrock PLC	38,239	1,769
Anglo American PLC	35,432	1,735
Newmont Corp.	18,443	1,723
Lundin Gold, Inc.	31,853	1,718
Freeport-McMoRan, Inc.	25,659	1,614
Lundin Mining Corp.	57,294	1,396
Air Products and Chemicals, Inc.	4,491	1,317
Southern Copper Corp.	3,900	680
Agnico Eagle Mines, Ltd. (CAD denominated)	3,410	530
Air Liquide SA	2,542	503
Celanese Corp.	4,289	197
LunR Royalties Corp. (a)	6,768	90
		23,168

Utilities 4.71%
Dominion Energy, Inc.	77,410	5,287
DTE Energy Co.	18,456	2,812
National Grid PLC	120,974	2,003

155	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Constellation Energy Corp.	7,776	$1,931
Power Grid Corp. of India, Ltd.	569,441	1,732
Duke Energy Corp.	13,590	1,720
Pinnacle West Capital Corp.	15,099	1,616
Xcel Energy, Inc.	17,982	1,444
E.ON SE	64,471	1,330
CenterPoint Energy, Inc.	28,279	1,246
NextEra Energy, Inc.	6,537	574
Engie SA	16,259	513
		22,208

Consumer discretionary 3.85%
Amazon.com, Inc. (a)	24,278	5,786
Compagnie Generale des Etablissements Michelin	80,981	3,128
Starbucks Corp.	21,639	2,211
Midea Group Co., Ltd., Class A	161,550	1,797
Compagnie Financiere Richemont SA, Class A	6,287	1,459
Maruti Suzuki India, Ltd.	9,082	1,359
Royal Caribbean Cruises, Ltd.	3,432	1,090
Viking Holdings, Ltd. (a)	6,825	714
Accor SA	9,987	581
		18,125

Communication services 3.66%
Alphabet, Inc., Class A	20,814	7,438
Alphabet, Inc., Class C	7,139	2,523
Meta Platforms, Inc., Class A	4,326	2,437
AT&T, Inc.	113,059	2,340
Comcast Corp., Class A	39,509	970
Omnicom Group, Inc.	11,620	846
Netflix, Inc. (a)	8,833	631
Versant Media Group, Inc., Class A	1,665	60
		17,245

Consumer staples 3.18%
Philip Morris International, Inc.	27,768	5,024
Imperial Brands PLC	104,123	3,850
British American Tobacco PLC	47,640	2,938
Altria Group, Inc.	19,061	1,371
Nestle SA	9,372	962
Sysco Corp.	9,796	819
		14,964

Energy 2.53%
Canadian Natural Resources, Ltd. (CAD denominated)	140,306	5,552
EOG Resources, Inc.	14,180	1,839
Shell PLC (GBP denominated)	44,383	1,719
Chevron Corp.	6,600	1,094
Expand Energy Corp.	6,745	615
Cameco Corp. (CAD denominated)	5,638	575
Baker Hughes Co., Class A	9,492	527
		11,921

American Funds Insurance Series	156

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 0.01%
CTP NV	2,867	$52
Total common stocks (cost: $185,222,000)		282,564

Preferred securities 0.28%
Financials 0.28%
Itau Unibanco Holding SA (ADR), preferred nominative shares	163,650	1,337
Total preferred securities (cost: $1,497,000)		1,337

Convertible stocks 0.89%
Communication services 0.33%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	15,500	789
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	15,500	779
		1,568

Utilities 0.29%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	1,372

Financials 0.27%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	20,865	1,271
Total convertible stocks (cost: $4,444,000)		4,211

Bonds, notes & other debt instruments 30.88%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.04%
Japan 1.91%
Japan, Series 150, 0.005% 12/20/2026	JPY	84,950	520
Japan, Series 346, 0.10% 3/20/2027		134,150	819
Japan, Series 474, 0.70% 7/1/2027		53,050	325
Japan, Series 352, 0.10% 9/20/2028		78,500	469
Japan, Series 358, 0.10% 3/20/2030		37,400	217
Japan, Series 363, 0.10% 6/20/2031		132,850	747
Japan, Series 373, 0.60% 12/20/2033		55,750	303
Japan, Series 152, 1.20% 3/20/2035		284,700	1,572
Japan, Series 176, 0.50% 3/20/2041		92,050	385
Japan, Series 179, 0.50% 12/20/2041		96,300	392
Japan, Series 42, 1.70% 3/20/2044		86,550	408
Japan, Series 192, 2.40% 3/20/2045		165,550	860
Japan, Series 74, 1.00% 3/20/2052		63,400	208
Japan, Series 76, 1.40% 9/20/2052		41,100	150
Japan, Series 77, 1.60% 12/20/2052		76,750	294
Japan, Series 90, 3.70% 3/20/2056		226,900	1,350
			9,019

Germany 1.33%
Germany (Federal Republic of) 0% 8/15/2030	EUR	2,459	2,535
Germany (Federal Republic of) 0% 2/15/2032		540	533
Germany (Federal Republic of) 1.70% 8/15/2032		674	730
Germany (Federal Republic of) 2.30% 2/15/2033		300	335
Germany (Federal Republic of) 1.00% 5/15/2038		180	164

157	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR	300	$152
Germany (Federal Republic of) 0% 8/15/2052		290	138
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035		1,500	1,674
			6,261

Supra National 0.94%
European Bank for Reconstruction and Development 6.75% 1/13/2032	INR	43,800	451
European Investment Bank 0.375% 9/15/2027	EUR	110	123
European Investment Bank 6.95% 3/1/2029	INR	5,700	59
European Investment Bank 0.25% 1/20/2032	EUR	860	855
European Investment Bank 7.40% 10/23/2033	INR	19,300	205
European Investment Bank 2.875% 1/15/2035	EUR	45	51
European Union 2.50% 10/14/2030		40	45
European Union 2.75% 12/13/2032		70	79
European Union 3.375% 10/4/2039		40	45
European Union 3.625% 12/12/2040		1,475	1,682
European Union 4.00% 10/12/2055		300	342
Inter-American Development Bank 7.00% 1/25/2029	INR	22,000	230
International Bank for Reconstruction and Development 6.75% 7/13/2029		16,200	169
International Finance Corp. 0% 4/26/2052	MXN	18,660	105
			4,441

United Kingdom 0.85%
United Kingdom 1.25% 7/22/2027	GBP	410	528
United Kingdom 1.00% 1/31/2032		750	830
United Kingdom 4.25% 6/7/2032		515	680
United Kingdom 3.25% 1/31/2033		330	407
United Kingdom 4.75% 10/22/2035		270	358
United Kingdom 3.25% 1/22/2044		504	510
United Kingdom 1.25% 7/31/2051		413	233
United Kingdom 4.375% 7/31/2054		205	228
United Kingdom 2.50% 7/22/2065		340	239
			4,013

Italy 0.82%
Italy (Republic of) 1.35% 4/1/2030	EUR	250	271
Italy (Republic of) 4.40% 5/1/2033		10	12
Italy (Republic of) 4.35% 11/1/2033		740	903
Italy (Republic of) 4.20% 3/1/2034		900	1,088
Italy (Republic of) 3.65% 8/1/2035		795	918
Italy (Republic of) 4.50% 10/1/2053		210	246
Italy (Republic of) 4.30% 10/1/2054		220	249
Italy (Republic of) 4.65% 10/1/2055		160	190
			3,877

China 0.67%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY	550	86
China (People’s Republic of), Series INBK, 2.62% 6/25/2030		4,300	665
China (People’s Republic of), Series INBK, 2.27% 5/25/2034		2,410	373
China (People’s Republic of), Series INBK, 3.00% 10/15/2053		360	61
China (People’s Republic of), Series INBK, 1.92% 1/15/2055		1,520	209
China Development Bank Corp., Series 2004, 3.43% 1/14/2027		1,060	158
China Development Bank Corp., Series 2009, 3.39% 7/10/2027		8,580	1,290
China Development Bank Corp., Series 1805, 4.88% 2/9/2028		2,040	317
			3,159

American Funds Insurance Series	158

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Peru 0.63%
Peru (Republic of) 7.60% 8/12/2039	PEN	9,509	$2,983

France 0.60%
French Republic O.A.T. 0.75% 2/25/2028	EUR	410	454
French Republic O.A.T. 0% 11/25/2030		1,320	1,330
French Republic O.A.T. 2.00% 11/25/2032		430	458
French Republic O.A.T. 3.80% 6/25/2037		150	173
French Republic O.A.T. 3.25% 5/25/2045		160	162
French Republic O.A.T. 3.75% 5/25/2056		225	228
			2,805

Spain 0.52%
Spain (Kingdom of) 0% 1/31/2027		335	377
Spain (Kingdom of) 0.80% 7/30/2027		490	550
Spain (Kingdom of) 0.50% 10/31/2031		165	167
Spain (Kingdom of) 3.15% 4/30/2033		227	262
Spain (Kingdom of) 3.55% 10/31/2033		370	436
Spain (Kingdom of) 3.25% 4/30/2034		75	87
Spain (Kingdom of) 3.45% 10/31/2034		145	169
Spain (Kingdom of) 3.30% 4/30/2036		90	103
Spain (Kingdom of) 3.40% 10/31/2036		245	281
			2,432

Brazil 0.51%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL	2,230	399
Brazil (Federative Republic of) 10.00% 1/1/2031		4,118	694
Brazil (Federative Republic of) 10.00% 1/1/2035		6,188	963
Brazil (Federative Republic of) 6.00% 8/15/2040 (b)		237	39
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)		1,712	274
Brazil (Federative Republic of) 6.00% 8/15/2060 (b)		237	38
			2,407

Australia 0.48%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD	465	281
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033		725	453
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034		905	591
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037		129	81
New South Wales Treasury Corp. 5.25% 10/17/2034		582	407
New South Wales Treasury Corp. 4.25% 2/20/2036		340	217
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR	200	228
			2,258

Hungary 0.46%
Hungary (Republic of) 3.00% 8/21/2030	HUF	598,580	1,782
Hungary (Republic of) 3.00% 4/25/2041		101,720	255
Magyar Export-Import Bank 6.00% 5/16/2029	EUR	100	122
			2,159

South Korea 0.42%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW	348,590	221

159	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
South Korea (continued)
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW	1,830,410	$1,197
South Korea (Republic of), Series 3312, 4.125% 12/10/2033		258,730	168
South Korea (Republic of), Series 3512, 3.25% 12/10/2035		691,550	417
			2,003

Colombia 0.36%
Colombia (Republic of) 8.00% 4/20/2033	USD	1,330	1,459
Colombia (Republic of), Series B, 12.00% 3/13/2058	COP	785,300	228
			1,687

Canada 0.32%
Canada (Government of) 3.50% 3/1/2028	CAD	1,119	799
Canada (Government of) 1.50% 12/1/2031		60	39
Nova Scotia (Province of) 3.15% 12/1/2051		170	94
Ontario (Province of) 4.05% 4/16/2031	USD	150	148
Quebec Canada (Province of) 4.375% 7/2/2031	GBP	328	433
			1,513

Greece 0.29%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR	65	76
Greece (Hellenic Republic of) 1.50% 6/18/2030		90	98
Greece (Hellenic Republic of) 3.375% 6/16/2036		540	609
Greece (Hellenic Republic of) 4.125% 6/15/2054		500	561
			1,344

Belgium 0.11%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033		270	307
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036		185	211
			518

Czech Republic 0.10%
Czech Republic, Series 154, 4.50% 11/11/2032	CZK	9,930	474

Indonesia 0.09%
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	IDR	1,253,000	68
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033		2,543,000	140
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034		1,026,000	55
Indonesia (Republic of), Series 103, 6.75% 7/15/2035		2,889,000	157
			420

Finland 0.09%
Finland (Republic of), Series 10Y, 3.375% 9/15/2036	EUR	348	402

Austria 0.08%
Austria (Republic of) 0% 2/20/2031		370	373

American Funds Insurance Series	160

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Portugal 0.07%
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	EUR	50	$52
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036		175	200
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054		70	76
			328

South Africa 0.06%
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	ZAR	4,515	279

Mexico 0.05%
United Mexican States 6.125% 2/9/2038	USD	200	196
United Mexican States, Series M, 8.00% 7/31/2053	MXN	881	43
			239

Panama 0.04%
Panama (Republic of) 6.40% 2/14/2035	USD	200	212

Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	EUR	100	112
Ireland (Republic of) 3.00% 10/18/2043		80	87
			199

Saudi Arabia 0.04%
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (c)	USD	200	197

Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	EUR	160	183

Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033		120	147

Philippines 0.03%
Philippines (Republic of) 0.875% 5/17/2027		110	123

Netherlands 0.03%
Netherlands (Kingdom of the) 5.50% 1/15/2028		100	119

Poland 0.02%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	410	104

Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP	55,000	59
Total bonds & notes of governments & government agencies outside the U.S.			56,737

Corporate bonds and notes 6.87%
Financials 2.14%
200 Park Funding Trust 5.74% 2/15/2055 (c)	USD	100	98
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (d)	EUR	230	250

161	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (d)	EUR	100	$119
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (d)	USD	211	218
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (d)	EUR	100	118
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (d)		100	119
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (c)(d)	USD	200	197
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (d)	GBP	100	139
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (d)	EUR	235	276
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (d)	USD	200	196
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (d)		200	216
BNP Paribas SA 1.625% 7/2/2031	EUR	200	208
BPCE SA 4.50% 1/13/2033		100	119
BPCE SA 3.625% 10/1/2033 (3-month EUR-EURIBOR + 1.20% on 10/1/2032) (d)		200	227
BPCE SA 5.125% 1/25/2035 (5-year EUR Mid-Swap + 2.50% on 1/25/2030) (d)		100	119
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (c)(d)	USD	250	245
Brown & Brown, Inc. 5.55% 6/23/2035		7	7
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (c)(d)		200	205
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (d)	EUR	300	351
CaixaBank SA 3.875% 1/20/2037 (3-month EUR-EURIBOR + 1.08% on 1/20/2036) (d)		100	115
Chubb INA Holdings, LLC 4.35% 11/3/2045	USD	20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (d)		70	70
Commerzbank Aktiengesellschaft 4.00% 7/16/2032 (3-month EUR-EURIBOR + 1.25% on 7/16/2031) (d)	EUR	100	117
Corebridge Financial, Inc. 3.90% 4/5/2032	USD	59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (d)		160	159
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (d)	EUR	200	216
Deutsche Bank AG 1.375% 2/17/2032 (3-month EUR-EURIBOR + 1.50% on 2/17/2031) (d)		100	104
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (d)	USD	150	150
Deutsche Bank AG 4.45% 5/15/2041 (5-year EUR-ICE Swap EURIBOR + 1.55% on 5/15/2036) (d)	EUR	100	114
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (d)	GBP	100	133
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (d)	EUR	100	120
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (d)	USD	135	138
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (d)		190	190
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (d)		160	156
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (d)		360	373
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (d)		200	197
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (d)		290	323
HSBC Holdings PLC 4.599% 3/22/2035 (5-year EUR-ICE Swap EURIBOR + 1.85% on 3/22/2030) (d)	EUR	170	200
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (d)		100	125
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (d)		400	465
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (d)	USD	85	85
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (d)		280	247
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (d)		220	226
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (d)		110	107
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (d)		25	24
KBC Groep NV 4.75% 4/17/2035 (5-year EUR Mid-Swap + 2.25% on 4/17/2030) (d)	EUR	100	118
KfW 2.375% 6/29/2029		40	45
Lloyds Banking Group PLC 4.00% 5/9/2035 (5-year EUR-ICE Swap EURIBOR + 1.90% on 5/9/2030) (d)		170	196
Mastercard, Inc. 2.00% 11/18/2031	USD	102	90
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (d)		294	300
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (d)		150	153
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (d)		185	181
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (d)		25	25
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (d)	EUR	175	188
New York Life Insurance Co. 3.75% 5/15/2050 (c)	USD	23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (d)		65	72
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (d)		25	26

American Funds Insurance Series	162

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	USD	280	$282
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (c)(d)		330	334
Toronto-Dominion Bank (The) 4.808% 6/3/2030		75	75
UniCredit SpA 3.776% 4/16/2032 (3-month EUR-EURIBOR + 0.95% on 4/16/2031) (d)	EUR	150	173
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)(e)		150	175
			10,103

Utilities 1.00%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD	196	157
Amprion Gmbh 3.971% 9/22/2032	EUR	300	352
Consumers Energy Co. 5.125% 5/1/2036	USD	125	125
Duke Energy Corp. 3.75% 4/1/2031	EUR	100	116
Electricite de France SA 4.25% 1/25/2032		100	119
Electricite de France SA 4.00% 5/7/2037		100	115
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (d)		200	225
Electricite de France SA 3.375% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030) (d)		200	221
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (d)		200	246
Enel Finance International NV 2.125% 7/12/2028 (c)	USD	200	190
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (d)	EUR	150	170
Enfragen Energia Sur SA 5.375% 12/30/2030	USD	196	185
Engie SA 7.00% 10/30/2028	GBP	50	70
Generadora de Gatun SA 6.874% 9/30/2044 (c)	USD	600	620
Interstate Power and Light Co. 2.30% 6/1/2030		50	46
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	EUR	100	114
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (d)		220	248
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD	3	3
Pacific Gas and Electric Co. 6.00% 8/15/2035		60	62
Pacific Gas and Electric Co. 4.95% 7/1/2050		120	100
Pacific Gas and Electric Co. 3.50% 8/1/2050		137	91
PacifiCorp 5.80% 4/15/2036		55	57
PacifiCorp 5.80% 1/15/2055		145	138
Public Service Co. of Colorado 2.70% 1/15/2051		125	75
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	EUR	100	114
Southern California Edison Co. 5.45% 3/1/2035	USD	90	90
SP Transmission PLC 2.00% 11/13/2031	GBP	100	115
TenneT Netherlands BV 3.25% 4/1/2036	EUR	100	115
Veolia Environnement SA, 2.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.081% on 2/15/2028) (d)		200	223
Xcel Energy, Inc. 3.35% 12/1/2026	USD	200	199
			4,701

Energy 0.81%
Ecopetrol SA 8.625% 1/19/2029		325	345
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)		200	204
Enterprise Products Operating, LLC 4.95% 2/15/2035		25	25
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (c)		200	200
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (c)		200	197
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (c)		225	230
Petroleos Mexicanos 7.47% 11/12/2026	MXN	2,587	147
Petroleos Mexicanos 6.84% 1/23/2030	USD	2,125	2,184

163	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.95% 1/28/2060	USD	80	$67
Raizen Fuels Finance SA 6.45% 3/5/2034		200	111
TotalEnergies Capital SA 5.488% 4/5/2054		85	82
			3,792

Communication services 0.76%
Alphabet, Inc. 3.45% 5/11/2032	EUR	100	115
America Movil, SAB de CV, 10.125% 1/22/2029	MXN	9,100	542
America Movil, SAB de CV, 9.50% 1/27/2031		2,000	117
America Movil, SAB de CV, 10.30% 1/30/2034		2,000	120
AT&T, Inc. 2.75% 6/1/2031	USD	165	150
AT&T, Inc. 5.20% 11/18/2033	GBP	100	131
AT&T, Inc. 2.55% 12/1/2033	USD	64	54
CCO Holdings, LLC 4.25% 1/15/2034 (c)		400	339
CCO Holdings, LLC 7.375% 2/1/2036 (c)		340	334
Charter Communications Operating, LLC 6.55% 6/1/2034		28	29
Charter Communications Operating, LLC 5.85% 12/1/2035		219	212
Charter Communications Operating, LLC 4.80% 3/1/2050		53	40
Charter Communications Operating, LLC 5.25% 4/1/2053		64	50
Charter Communications Operating, LLC 6.70% 12/1/2055		47	45
Comcast Corp. 0.25% 9/14/2029	EUR	250	263
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD	45	55
Orange 3.625% 11/16/2031	EUR	100	116
Orange 5.625% 1/23/2034	GBP	90	122
T-Mobile USA, Inc. 2.05% 2/15/2028	USD	200	192
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR	100	113
T-Mobile USA, Inc. 5.15% 4/15/2034	USD	115	115
Verizon Communications, Inc. 0.375% 3/22/2029	EUR	140	149
Verizon Communications, Inc. 2.355% 3/15/2032	USD	100	87
Verizon Communications, Inc. 0.75% 3/22/2032	EUR	100	98
			3,588

Industrials 0.51%
Boeing Co. (The) 6.298% 5/1/2029	USD	95	99
Boeing Co. (The) 6.528% 5/1/2034		604	657
Canadian Pacific Railway Co. 3.00% 12/2/2041		42	31
Canadian Pacific Railway Co. 3.10% 12/2/2051		129	84
Carrier Global Corp. 2.493% 2/15/2027		7	7
Eaton Capital Unlimited Co. 3.802% 5/21/2036	EUR	100	115
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	USD	200	191
Holding Dinfrastructures de Transport Sas 3.375% 4/21/2029	EUR	200	229
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (c)	USD	73	74
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (c)		200	199
RTX Corp. 4.125% 11/16/2028		100	99
RTX Corp. 6.10% 3/15/2034		55	59
RTX Corp. 4.50% 6/1/2042		70	63
Sumisho Air Lease Corp. 4.50% 3/24/2029 (c)		95	94
Sumisho Air Lease Corp. 4.85% 3/24/2031 (c)		45	45
Tyco Electronics Group SA 4.875% 2/9/2036		210	206
Veralto Corp. 4.15% 9/19/2031	EUR	100	118
Veralto Corp. 5.45% 9/18/2033	USD	40	41
			2,411

Consumer staples 0.46%
Altria Group, Inc. 2.20% 6/15/2027	EUR	170	193
BAT Capital Corp. 3.215% 9/6/2026	USD	62	62

American Funds Insurance Series	164

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 3.557% 8/15/2027	USD	105	$104
BAT Capital Corp. 3.462% 9/6/2029		75	72
BAT Capital Corp. 5.625% 8/15/2035		588	606
Campbell’s Co. (The) 4.75% 3/23/2035		47	44
Coca-Cola Co. 4.65% 8/14/2034		61	61
Coca-Cola Co. 3.75% 8/15/2053	EUR	125	132
Mars, Inc. 5.20% 3/1/2035 (c)	USD	105	106
Minerva Luxembourg SA 8.875% 9/13/2033		200	207
Philip Morris International, Inc. 4.00% 10/29/2030		60	59
Philip Morris International, Inc. 5.75% 11/17/2032		510	534
			2,180

Consumer discretionary 0.40%
Amazon.com, Inc. 4.55% 3/13/2033		77	76
BMW International Investment BV 4.75% 9/4/2030	GBP	100	133
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR	200	229
Ford Motor Credit Co., LLC 5.42% 4/9/2031	USD	200	198
Ford Motor Credit Co., LLC 6.50% 2/7/2035		200	205
General Motors Financial Co., Inc. 3.70% 7/14/2031 (e)	EUR	285	327
General Motors Financial Co., Inc. 5.90% 1/7/2035	USD	140	144
Hyundai Capital America 2.875% 6/26/2028	EUR	100	114
Hyundai Capital America 5.10% 6/24/2030 (c)	USD	72	72
Hyundai Capital America 4.50% 9/18/2030 (c)		100	98
McDonalds Corp. 1.60% 3/15/2031 (e)	EUR	100	106
Sands China, Ltd. 4.375% 6/18/2030	USD	200	194
			1,896

Health care 0.32%
AbbVie, Inc. 5.05% 3/15/2034		25	25
AbbVie, Inc. 4.75% 3/15/2036		18	18
AbbVie, Inc. 5.35% 3/15/2044		25	24
AbbVie, Inc. 5.40% 3/15/2054		25	24
AbbVie, Inc. 5.50% 3/15/2064		25	24
Amgen, Inc. 2.20% 2/21/2027		200	197
Amgen, Inc. 4.20% 3/1/2033		200	192
Amgen, Inc. 5.65% 3/2/2053		165	161
Baxter International, Inc. 5.65% 12/15/2035		30	30
Bristol-Myers Squibb Co. 5.55% 2/22/2054		60	59
CVS Health Corp. 5.40% 6/1/2029		125	128
Danaher Corp. 3.625% 4/29/2034	EUR	100	115
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	USD	33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		107	106
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		21	20
Stryker Corp. 5.20% 2/10/2035		10	10
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR	100	114
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD	150	148
UnitedHealth Group, Inc. 5.625% 7/15/2054		65	64
			1,492

Materials 0.26%
Braskem Netherlands Finance BV 4.50% 1/31/2030		220	127
Braskem Netherlands Finance BV 8.50% 1/12/2031		400	251
Nickel Industries, Ltd. 9.00% 9/30/2030 (c)		200	205
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026)(d)(f)		285	287
165	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026)(c)(d)(f)	USD	48	$48
Vale Overseas, Ltd. 3.75% 7/8/2030		94	90
Verallia SAS 3.875% 11/4/2032	EUR	200	222
			1,230

Information technology 0.12%
Amphenol Corp. 3.125% 6/16/2032		100	113
Broadcom, Inc. 4.00% 4/15/2029 (c)	USD	21	21
Broadcom, Inc. 4.15% 11/15/2030		30	29
Broadcom, Inc. 3.469% 4/15/2034		123	110
Oracle Corp. 2.65% 7/15/2026		216	216
Oracle Corp. 5.20% 9/26/2035		57	53
			542

Real estate 0.09%
American Tower Corp. 0.875% 5/21/2029	EUR	130	139
FibraSOMA 7.125% 5/28/2036 (c)	USD	305	304
			443
Total corporate bonds and notes			32,378

U.S. Treasury bonds & notes 6.65%
U.S. Treasury 5.95%
U.S. Treasury 4.50% 4/15/2027		1,106	1,110
U.S. Treasury 3.75% 4/30/2027		950	948
U.S. Treasury 3.75% 6/30/2027		1,510	1,505
U.S. Treasury 4.00% 6/30/2028 (g)		4,237	4,224
U.S. Treasury 4.625% 9/30/2028		1,789	1,806
U.S. Treasury 4.125% 3/31/2029		778	777
U.S. Treasury 3.50% 9/30/2029		714	700
U.S. Treasury 4.00% 2/28/2030		1,038	1,032
U.S. Treasury 4.00% 5/31/2030		1,090	1,083
U.S. Treasury 3.875% 6/30/2030		2,117	2,093
U.S. Treasury 3.50% 11/30/2030		700	680
U.S. Treasury 3.875% 3/31/2031		865	853
U.S. Treasury 2.875% 5/15/2032		1,176	1,092
U.S. Treasury 4.25% 3/31/2033		400	399
U.S. Treasury 4.625% 2/15/2035 (g)		1,544	1,569
U.S. Treasury 4.25% 5/15/2035		326	322
U.S. Treasury 4.25% 8/15/2035		900	889
U.S. Treasury 4.00% 11/15/2035		2,540	2,457
U.S. Treasury 4.125% 2/15/2036		710	693
U.S. Treasury 1.875% 2/15/2041		285	198
U.S. Treasury 2.25% 5/15/2041		1,273	928
U.S. Treasury 2.875% 11/15/2046		200	146
U.S. Treasury 1.25% 5/15/2050		1,675	797
U.S. Treasury 1.375% 8/15/2050		950	466
U.S. Treasury 2.375% 5/15/2051		510	319
U.S. Treasury 2.00% 8/15/2051		560	319
U.S. Treasury 4.00% 11/15/2052		270	231
U.S. Treasury 3.625% 2/15/2053		149	119
U.S. Treasury 4.25% 8/15/2054		320	286
			28,041

American Funds Insurance Series	166

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 0.70%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (b)	USD	359	$353
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (b)		713	721
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)		278	195
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)		1,303	1,201
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)		904	834
			3,304
Total U.S. Treasury bonds & notes			31,345

Mortgage-backed obligations 4.64%
Federal agency mortgage-backed obligations 3.08%
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (h)		468	374
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)		187	190
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)		296	300
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)		323	331
Fannie Mae Pool #MA5217 6.50% 12/1/2053 (h)		9	9
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)		17	17
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)		12	12
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)		542	555
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (h)		83	84
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)		60	62
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (h)		436	440
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)		168	170
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)		125	127
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)		25	25
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)		20	21
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)		78	78
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)		65	67
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)		59	60
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (h)		251	252
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)		2	2
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (h)		419	429
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)		74	76
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)		9	9
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (h)		256	246
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)		12	12
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (h)		26	26
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (h)		92	91
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)		48	47
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (h)		81	85
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)		315	252
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (h)		340	272
Freddie Mac Pool #SL1880 6.50% 11/1/2053 (h)		10	11
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)		396	399
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)		169	170
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)		38	39
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)		70	73
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)		33	33
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)		91	94
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)		54	56
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)		46	48
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (h)		18	18
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)		4	4
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)		94	97
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)		65	68
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)		65	67
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)		43	45
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)		28	28
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)		57	57

167	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (h)	USD	194	$192
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)		51	51
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)		1	1
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (h)		133	141
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)		122	122
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)		41	41
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (h)		85	84
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)		226	222
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (h)		312	330
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (h)		576	567
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (h)		745	714
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (h)(i)		206	164
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (h)(i)		1,047	950
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (h)(i)		1,587	1,521
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (h)(i)		1,502	1,476
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (h)(i)		125	125
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (h)(i)		89	92
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (h)(i)		299	315
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (h)(i)		658	646
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (h)(i)		86	87
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (h)(i)		603	634
			14,503

Collateralized mortgage-backed obligations (privately originated) 0.77%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(h)(j)		56	56
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (c)(h)(j)		104	105
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (c)(h)(j)		40	40
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (c)(h)(j)		22	22
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (c)(h)(j)		55	55
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (c)(h)(j)		117	117
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (c)(h)(j)		16	16
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (c)(h)(j)		13	13
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (c)(h)(j)		370	370
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (c)(h)(j)		230	230
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (c)(h)(j)		19	19
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (c)(h)(j)		206	206
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (c)(h)(j)		129	129
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(d)(h)		145	145
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (c)(d)(h)		320	321
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(d)(h)		85	85
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (c)(d)(h)		88	88
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(h)(j)		78	72
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (c)(h)(j)		225	223
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (c)(d)(h)		56	57
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(d)(h)		105	106

American Funds Insurance Series	168

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(d)(h)	USD	147	$148
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(d)(h)		160	161
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (c)(h)(j)		100	100
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (c)(d)(h)		93	92
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(d)(h)		164	165
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (c)(d)(h)		82	83
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(h)(j)		70	70
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (c)(d)(h)		104	103
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (c)(h)(j)		241	238
			3,635

Commercial mortgage-backed securities 0.59%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(j)		55	56
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(h)		140	141
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (c)(h)(j)		335	336
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (c)(h)(j)		298	299
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(h)(j)		100	102
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(h)(j)		135	137
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (c)(h)(j)		189	187
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (c)(h)(j)		24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (c)(h)(j)		100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (c)(h)(j)		157	161
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (c)(h)(j)		100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(h)(j)		131	133
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (c)(h)(j)		295	295
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (c)(h)(j)		49	49
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (c)(h)(j)		128	127
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (c)(h)(j)		555	552
			2,800

Other mortgage-backed securities 0.20%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (h)	DKK	379	54
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (h)		1,016	142
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (h)		4,768	604
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (h)		429	48
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (h)		520	63
Realkredit Danmark AS 1.00% 10/1/2053 (h)		173	20
			931
Total mortgage-backed obligations			21,869

Asset-backed obligations 0.61%
Other asset-backed securities 0.34%
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (c)(h)	USD	312	307
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(h)		86	87
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(h)		52	52
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(h)		208	209
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (c)(h)		100	101
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (c)(h)		191	190
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(h)		56	56
169	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (c)(h)	USD	250	$247
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(h)		231	233
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(h)		112	112
			1,594

Auto loan 0.12%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (c)(h)		83	84
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (c)(h)		148	151
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(h)		100	100
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (c)(h)		220	218
			553

Collateralized loan obligations 0.08%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (c)(h)(j)		250	250
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (c)(h)(j)		115	115
			365

Credit card 0.06%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (c)(h)		100	99
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(h)		100	100
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(h)		100	100
			299

Student loan 0.01%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (c)(h)(j)		54	54
Total asset-backed obligations			2,865

Federal agency bonds & notes 0.04%
Export-Import Bank of Thailand 5.354% 5/16/2029		200	204

Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		100	73

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	56
Total municipals			129
Total bonds, notes & other debt instruments (cost: $149,495,000)			145,527

Investment funds 0.91%		Shares
Capital Group Central Corporate Bond Fund (k)		511,772	4,289
Total investment funds (cost: $4,066,000)			4,289

American Funds Insurance Series	170

American Funds Global Balanced Fund (continued)

Short-term securities 7.46%	Shares	Value (000)
Money market investments 7.46%
Capital Group Central Cash Fund 3.70% (k)(l)	351,527	$35,149
Total short-term securities (cost: $35,149,000)		35,149
Total investment securities 100.38% (cost: $379,873,000)		473,077
Other assets less liabilities (0.38)%		(1,812)
Net assets 100.00%		$471,265

Futures contracts

					Value and unrealized appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2026
Contracts	Type	contracts	date	(000)	(000)
3 Month CORRA Futures	Short	4	9/16/2026	USD(689)	$1
3 Month SONIA Futures	Long	1	3/17/2027	318	2
2 Year Italy Government Bond Futures	Long	74	9/10/2026	9,051	9
2 Year Euro-Schatz Futures	Short	4	9/10/2026	(484)	(1)
2 Year Canadian Government Bond Futures	Long	10	9/29/2026	743	1
2 Year U.S. Treasury Note Futures	Long	136	10/5/2026	28,034	(31)
3 Year Australian Treasury Bond Futures	Short	101	9/16/2026	(7,314)	(32)
5 Year Euro-Bobl Futures	Long	11	9/10/2026	1,450	9
5 Year Canadian Government Bond Futures	Long	13	9/29/2026	1,037	5
5 Year U.S. Treasury Note Futures	Long	173	10/5/2026	18,519	45
10 Year Italy Government Bond Futures	Long	18	9/10/2026	2,455	20
10 Year French Government Bond Futures	Short	3	9/10/2026	(411)	(2)
10 Year Euro-Bund Futures	Short	28	9/10/2026	(4,074)	(41)
10 Year Australian Treasury Bond Futures	Long	52	9/15/2026	3,954	55
10 Year Japanese Government Bond Futures	Short	1	9/24/2026	(786)	(2)
10 Year Canadian Government Bond Futures	Long	3	9/29/2026	256	3
10 Year U.S. Treasury Note Futures	Long	14	9/30/2026	1,538	— (m)
10 Year UK Gilt Futures	Long	8	9/30/2026	947	16
10 Year Ultra U.S. Treasury Note Futures	Short	24	9/30/2026	(2,699)	(9)
20 Year U.S. Treasury Bond Futures	Long	17	9/30/2026	1,929	33
30 Year Euro-Buxl Futures	Short	1	9/10/2026	(127)	(3)
30 Year Ultra U.S. Treasury Bond Futures	Long	25	9/30/2026	2,904	88
					$166

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2026 (000)
USD	324	THB	10,525	Standard Chartered Bank	7/6/2026	$7
THB	10,525	USD	324	Citibank	7/6/2026	(7)
AUD	525	USD	364	RBC Capital Markets	7/7/2026	(1)
ZAR	5,630	USD	343	JPMorgan Chase	7/8/2026	— (m)
USD	2,188	KRW	3,282,315	Citibank	7/10/2026	66
USD	5,473	GBP	4,076	Morgan Stanley	7/10/2026	66
USD	1,582	AUD	2,244	JPMorgan Chase	7/10/2026	29
USD	4,548	CNH	30,747	RBC Capital Markets	7/10/2026	18
USD	1,138	EUR	980	Citibank	7/10/2026	17

171	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2026 (000)
USD	851	CAD	1,185	Standard Chartered Bank	7/10/2026	$15
COP	1,047,070	USD	291	Citibank	7/10/2026	14
USD	417	SEK	3,900	RBC Capital Markets	7/10/2026	14
USD	692	CHF	550	Goldman Sachs	7/10/2026	11
USD	1,466	MXN	25,470	RBC Capital Markets	7/10/2026	11
USD	1,017	HUF	313,860	Citibank	7/10/2026	9
USD	488	HUF	149,760	Standard Chartered Bank	7/10/2026	7
USD	326	JPY	52,000	Citibank	7/10/2026	6
USD	70	NOK	651	Bank of New York Mellon	7/10/2026	4
USD	106	PLN	390	Citibank	7/10/2026	3
ZAR	4,470	USD	270	Goldman Sachs	7/10/2026	2
EUR	186	CAD	300	Goldman Sachs	7/10/2026	1
USD	82	ILS	240	HSBC Bank	7/10/2026	1
USD	68	RON	310	HSBC Bank	7/10/2026	1
USD	125	SGD	160	HSBC Bank	7/10/2026	1
USD	1,524	PEN	5,212	Citibank	7/10/2026	— (m)
CAD	241	EUR	150	Morgan Stanley	7/10/2026	(1)
USD	429	IDR	7,740,641	Goldman Sachs	7/10/2026	(3)
AUD	310	USD	219	Citibank	7/10/2026	(4)
NOK	1,661	EUR	150	RBC Capital Markets	7/10/2026	(4)
BRL	1,850	USD	364	Morgan Stanley	7/10/2026	(6)
EUR	1,242	GBP	1,075	HSBC Bank	7/10/2026	(6)
JPY	317,490	EUR	1,720	Citibank	7/10/2026	(12)
CLP	905,350	USD	1,021	Citibank	7/10/2026	(39)
USD	709	GBP	530	Morgan Stanley	7/13/2026	6
USD	255	CAD	355	Morgan Stanley	7/13/2026	5
USD	755	BRL	3,931	Goldman Sachs	7/13/2026	(4)
USD	1,064	INR	102,200	Citibank	7/13/2026	(15)
USD	1,117	CZK	23,440	HSBC Bank	7/14/2026	13
USD	231	EUR	200	Bank of New York Mellon	7/14/2026	3
USD	142	EUR	125	RBC Capital Markets	7/14/2026	(1)
CZK	13,595	EUR	562	Citibank	7/14/2026	(2)
CNH	15,720	USD	2,324	Citibank	7/14/2026	(7)
EUR	325	USD	379	Morgan Stanley	7/14/2026	(7)
USD	8,630	JPY	1,380,040	Goldman Sachs	7/15/2026	132
USD	738	EUR	640	Morgan Stanley	7/15/2026	7
NZD	47	USD	28	Standard Chartered Bank	7/15/2026	(1)
USD	163	EUR	140	Goldman Sachs	7/17/2026	2
USD	968	EUR	835	HSBC Bank	7/20/2026	13
GBP	285	USD	378	HSBC Bank	7/23/2026	— (m)
USD	699	JPY	110,480	Standard Chartered Bank	7/24/2026	18
GBP	458	EUR	530	Bank of America	7/24/2026	1
JPY	72,940	USD	454	Barclays Bank PLC	7/24/2026	(5)
AUD	1,470	USD	1,052	Standard Chartered Bank	7/24/2026	(35)
USD	1,428	EUR	1,215	Barclays Bank PLC	7/27/2026	38
USD	869	EUR	765	JPMorgan Chase	7/27/2026	(6)
USD	24,607	EUR	21,471	Citibank	8/5/2026	36
EUR	395	DKK	2,950	Morgan Stanley	8/6/2026	— (m)
GBP	505	USD	688	Goldman Sachs	8/11/2026	(18)
USD	699	JPY	108,480	Barclays Bank PLC	8/12/2026	29
USD	1,008	EUR	885	HSBC Bank	9/28/2026	(7)
						$415

American Funds Insurance Series	172

American Funds Global Balanced Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2026 (000)	(received) (000)	at 6/30/2026 (000)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP	70	$— (m)	$—	$— (m)
3.5175%	Annual	SOFR	Annual	8/15/2027	USD	210	(1)	—	(1)
SOFR	Annual	3.4925%	Annual	8/19/2027	USD	8,340	49	—	49
SOFR	Annual	3.3395%	Annual	9/23/2027	USD	8,510	71	—	71
3.73%	Annual	SONIA	Annual	3/10/2028	GBP	1,960	(12)	—	(12)
3.85%	Annual	SONIA	Annual	3/11/2028	GBP	1,960	(7)	—	(7)
4.04718%	Annual	SONIA	Annual	4/9/2028	GBP	2,640	2	—	2
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP	267	6	—	6
SOFR	Annual	3.29015%	Annual	1/13/2030	USD	1,930	40	—	40
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR	310	5	—	5
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR	310	5	—	5
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR	310	5	—	5
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR	280	6	—	6
2.5293%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR	3,260	(28)	—	(28)
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR	6,730	(62)	—	(62)
SOFR	Annual	3.507%	Annual	1/14/2031	USD	3,720	60	—	60
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK	5,800	2	—	2
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	SEK	5,900	1	—	1
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR	500	(6)	—	(6)
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR	500	(6)	—	(6)
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	SEK	5,800	1	—	1
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK	5,800	1	—	1
2.5083%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR	600	(6)	—	(6)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR	500	(6)	—	(6)
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK	5,900	3	—	3
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	SEK	2,900	2	—	2
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR	300	(4)	—	(4)
2.4363%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR	610	(9)	—	(9)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP	2,240	(1)	—	(1)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR	4,740	15	—	15
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	EUR	2,370	7	—	7
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	EUR	2,380	1	—	1
4.131%	Annual	SONIA	Annual	4/22/2031	GBP	1,360	5	—	5
4.3313%	Annual	SONIA	Annual	4/30/2031	GBP	570	9	—	9
SONIA	Annual	4.4045%	Annual	5/12/2031	GBP	1,070	(21)	—	(21)
SONIA	Annual	4.4215%	Annual	5/12/2031	GBP	1,100	(22)	—	(22)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP	63	(1)	—	(1)
SOFR	Annual	3.9365%	Annual	6/24/2033	USD	327	— (m)	—	— (m)
SOFR	Annual	3.928%	Annual	6/24/2033	USD	239	— (m)	—	— (m)
SOFR	Annual	4.0015%	Annual	6/24/2033	USD	214	(1)	—	(1)
SOFR	Annual	3.995%	Annual	6/24/2033	USD	126	(1)	—	(1)
SOFR	Annual	4.031%	Annual	6/24/2033	USD	353	(2)	—	(2)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR	320	— (m)	—	— (m)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR	320	(1)	—	(1)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR	320	(1)	—	(1)
SOFR	Annual	3.825%	Annual	1/14/2036	USD	2,050	27	—	27
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR	340	(1)	—	(1)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR	400	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR	180	7	—	7
SOFR	Annual	3.9305%	Annual	9/23/2055	USD	940	38	—	38
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP	630	8	—	8
SOFR	Annual	4.1445%	Annual	4/14/2056	USD	260	1	—	1

173	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
	Payment		Payment	Expiration	amount		6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date		(000)	(000)	(000)	(000)
SOFR	Annual	4.15%	Annual	4/14/2056	USD	260	$1	$—	$1
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP	310	18	—	18
5.0393%	Annual	SONIA	Annual	5/12/2056	GBP	300	17	—	17
SOFR	Annual	4.29%	Annual	5/15/2056	USD	430	(9)	—	(9)
							$203	$—	$203

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
	Payment		Payment		Expiration	amount		6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	Counterparty	date		(000)	(000)	(000)	(000)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL	2,940	$(28)	$—	$(28)
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	740	(1)	—	(1)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	1,660	(2)	—	(2)
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	1,210	(2)	—	(2)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	6,010	(11)	—	(11)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL	1,530	(34)	—	(34)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL	4,930	(11)	—	(11)
								$(89)	$—	$(89)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

							Upfront premium	Unrealized appreciation
				Notional		Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration	amount (n)		6/30/2026 (o)	(received)	at 6/30/2026
index	rate received	frequency	date		(000)	(000)	(000)	(000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR	1,300	$34	$32	$2
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD	2,567	56	56	—	(m)
						$90	$88	$2

American Funds Insurance Series	174

American Funds Global Balanced Fund (continued)

Investments in affiliates (k)

				Net	Net unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2026	Additions	Reductions	gain (loss)	(depreciation)	6/30/2026	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Investment funds 0.91%
Capital Group Central Corporate Bond Fund	$4,250	$100	$—	$—	$(61)	$4,289	$100
Short-term securities 7.46%
Money market investments 7.46%
Capital Group Central Cash Fund 3.70% (l)	27,757	61,104	53,705	(2)	(5)	35,149	560
Total 8.37%				$(2)	$(66)	$39,438	$660

Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-4/21/2026	$343	$327	0.07%
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)	12/4/2024	163	175	0.04
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	104	106	0.02
Total		$610	$608	0.13%

(a)	Non-income producing.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,117,000, which represented 3.00% of the net assets of the fund.
(d)	Step bond; coupon rate may change at a later date.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $1,283,000, which represented 0.27% of the net assets of the fund.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis.
(j)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Rate represents the seven-day yield at 6/30/2026.
(m)	Amount less than one thousand.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
175	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)

ADR = American Depositary Receipts

AUD = Australian dollars

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CHF = Swiss francs

CLO = Collateralized Loan Obligations

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan renminbi

COP = Colombian pesos

CORRA = Canadian Overnight Repo Rate Average

CZK = Czech korunas

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

NOK = Norwegian kroner

NZD = New Zealand dollars

OIS = Overnight Index Swap

PEN = Peruvian nuevos soles

PIK = Payment In Kind

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RON = Romanian leu

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

SONIO/N = Sonio O/N Deposit Rates Swap

STIBOR = Stockholm Interbank Offered Rate

TBA = To be announced

THB = Thai baht

USD = U.S. dollars

UST = U.S. Treasury

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	176

The Bond Fund of America®

Investment portfolio June 30, 2026	unaudited

Bonds, notes & other debt instruments 96.59%	Principal amount (000)		Value (000)
Corporate bonds and notes 33.12%
Financials 9.57%
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD	10,289	$10,227
AerCap Ireland Capital DAC 6.45% 4/15/2027		3,994	4,046
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)		1,597	1,657
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(b)		1,995	2,067
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	EUR	2,840	3,467
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)		4,065	4,855
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (b)	USD	359	383
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (b)		1,618	1,621
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)		4,927	5,030
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)		2,464	2,553
American International Group, Inc. 4.85% 5/7/2030		24,445	24,587
American International Group, Inc. 5.125% 3/27/2033		2,749	2,770
Aon Corp. 5.35% 2/28/2033		767	785
Aon North America, Inc. 5.15% 3/1/2029		3,015	3,058
Aon North America, Inc. 5.30% 3/1/2031		1,005	1,023
Aon North America, Inc. 5.45% 3/1/2034		2,866	2,925
Aon North America, Inc. 5.75% 3/1/2054		1,163	1,142
Apollo Debt Solutions BDC 6.90% 4/13/2029		1,228	1,261
Apollo Debt Solutions BDC 5.875% 8/30/2030		1,023	1,013
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)		1,023	1,002
Apollo Debt Solutions BDC 6.55% 3/15/2032		818	825
Arthur J. Gallagher & Co. 4.85% 12/15/2029		3,140	3,164
Arthur J. Gallagher & Co. 5.15% 2/15/2035		1,845	1,833
Arthur J. Gallagher & Co. 5.55% 2/15/2055		1,845	1,750
Athene Global Funding 5.133% 6/1/2029 (a)		3,832	3,840
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031		12,600	12,583
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (b)		1,400	1,392
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (b)		4,295	4,247
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (b)		2,635	2,633
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (b)		3,202	3,050
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (b)		339	347
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (b)		29,890	29,705
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)		24,072	21,364
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)		41,179	36,385
Bank of Nova Scotia (The) 5.25% 6/12/2028		1,370	1,391
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY	300,000	1,842
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (b)	USD	2,585	2,590
Blackstone Private Credit Fund 4.00% 1/15/2029		543	519
Blackstone Private Credit Fund 5.25% 4/1/2030		543	528
Blackstone Private Credit Fund 6.25% 1/25/2031		1,765	1,767
Blackstone Private Credit Fund 5.35% 3/12/2031		543	522
Blackstone Private Credit Fund 5.95% 5/15/2031		1,765	1,738
Blackstone Secured Lending Fund 5.90% 5/21/2031		11,060	10,900
Block, Inc. 5.625% 8/15/2030 (a)		1,735	1,740
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (a)(b)		13,134	12,996
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(b)		3,594	3,398
BPCE SA 0.895% 12/14/2026	JPY	100,000	613
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	USD	5,000	5,197
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)		1,285	1,311
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (a)(b)		1,845	1,896
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (a)(b)		3,814	3,858
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(b)		21,520	21,218
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)		4,503	4,622
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)		10,948	11,196
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(b)		1,292	1,282
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(b)		1,900	2,074
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (b)		515	522
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (b)		1,204	1,274

177	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	USD	2,920	$3,035
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (b)		2,445	2,492
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		526	479
Chubb INA Holdings, LLC 5.00% 3/15/2034		4,400	4,414
Chubb INA Holdings, LLC 4.35% 11/3/2045		2,015	1,729
Citibank, NA 5.803% 9/29/2028		4,100	4,219
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (b)		2,282	2,281
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (b)		2,243	2,267
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)		5,557	5,248
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (b)		20,610	20,683
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)		938	862
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)		1,762	1,739
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)		990	897
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (b)		3,090	2,904
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (b)		123	127
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)		1,874	1,888
Corebridge Financial, Inc. 3.65% 4/5/2027		3,913	3,888
Corebridge Financial, Inc. 3.85% 4/5/2029		3,534	3,455
Corebridge Financial, Inc. 3.90% 4/5/2032		3,964	3,722
Corebridge Financial, Inc. 4.35% 4/5/2042		361	306
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (a)(b)		2,990	2,973
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (a)(b)		2,975	2,972
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (a)(b)		12,237	12,240
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (b)		17,595	17,422
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)		1,590	1,501
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)		10,365	10,218
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (b)		1,824	1,820
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (b)	EUR	4,230	4,811
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (b)		3,855	4,660
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (b)		12,035	14,539
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)		390	467
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (b)	USD	205	212
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)		1,968	1,971
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (b)		11,396	11,728
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (b)		13,275	13,201
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (b)		12,997	12,896
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (b)		5,534	5,498
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (b)		4,895	4,909
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (b)		1,970	1,953
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (b)		19,275	19,290
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (b)		1,025	1,019
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)		12,107	11,844
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)		3,160	2,287
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029		1,678	1,664
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030		1,678	1,701
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031		1,680	1,660
HPS Corporate Lending Fund 6.25% 9/30/2029		2,630	2,649
HPS Corporate Lending Fund 5.85% 6/5/2030		2,630	2,594
HPS Corporate Lending Fund 6.30% 8/19/2031 (a)		2,630	2,624
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)		14,232	13,497
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)		9,437	8,474
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)		2,000	2,013
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (b)		1,680	1,685
Intesa Sanpaolo SpA 3.875% 7/14/2027 (a)		6,250	6,209
Intesa Sanpaolo SpA 3.875% 1/12/2028 (a)		1,986	1,961
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)		5,100	6,011
American Funds Insurance Series	178

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	USD	705	$678
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (b)		1,400	1,407
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (b)		20,000	20,064
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (b)		2,678	2,701
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (b)		8,670	8,709
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (b)		11,980	11,879
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)		6,549	6,521
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (b)		710	702
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)		6,013	5,349
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)		19,889	20,104
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)		51,163	52,620
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)		2,415	2,405
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(b)		1,375	1,399
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (b)		1,625	1,628
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (b)		200	201
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (b)		1,979	2,034
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035		2,285	2,263
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044		250	239
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055		2,060	1,949
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (a)(b)		1,405	1,542
MetLife, Inc. 5.375% 7/15/2033		1,279	1,320
Metropolitan Life Global Funding I 5.40% 9/12/2028 (a)		840	855
Metropolitan Life Global Funding I 4.85% 1/8/2029 (a)		2,050	2,061
Metropolitan Life Global Funding I 5.15% 3/28/2033 (a)		619	626
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (b)		6,200	6,190
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (b)		2,225	2,208
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (b)		1,430	1,447
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (b)		763	767
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (b)		1,367	1,366
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (b)		1,701	1,738
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (b)		2,020	2,058
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (b)		13,336	13,314
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)		14,090	14,169
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (b)		41,055	40,800
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)		378	376
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)		4,286	4,192
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)		3,031	2,637
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)		2,685	2,652
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (b)		11,313	11,493
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)		2,755	2,695
Morgan Stanley Bank, NA 5.882% 10/30/2026		2,775	2,787
MSCI, Inc. 3.25% 8/15/2033 (a)		695	613
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (b)		2,170	2,186
Navient Corp. 5.625% 8/1/2033		7,250	6,000
Northwestern Mutual Global Funding 4.90% 6/12/2028 (a)		2,090	2,105
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (b)	EUR	565	673
179	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (b)	EUR	165	$193
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)		1,345	1,658
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	USD	4,594	4,678
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)		12,265	13,546
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)		635	655
Royal Bank of Canada 4.95% 2/1/2029		1,360	1,379
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (b)		5,100	5,233
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (b)		3,706	3,742
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (a)(b)		546	562
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (a)		7,734	7,708
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026		1,429	1,430
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		1,100	1,088
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028		1,045	1,069
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033		373	388
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (a)		1,400	1,429
Swedbank AB 6.136% 9/12/2026 (a)		2,100	2,107
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (b)		2,605	2,617
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (b)		2,396	2,524
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (b)		1,741	1,770
Truist Financial Corp. 4.68% 4/23/2032 (USD-SOFR + 1.087% on 4/23/2031) (b)		21,150	20,882
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)		4,707	4,743
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)		1,586	1,651
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)		2,440	2,513
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (b)		2,115	2,117
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (b)		7,300	7,425
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (b)		2,839	2,802
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)		1,712	1,787
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (a)(b)		6,623	6,600
UBS Group AG 0% 3/16/2029 (USD-SOFR + 0.81% on 3/16/2028) (b)		2,685	2,675
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)		17,490	17,741
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)		14,459	14,801
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(b)		9,636	9,409
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)		1,392	1,228
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)		20,425	18,749
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (a)(b)		4,038	3,585
UniCredit SpA 4.625% 4/12/2027 (a)		1,395	1,398
Vigorous Champion International, Ltd. 4.25% 5/28/2029		462	457
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (b)		6,615	6,567
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)		11,151	11,253
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (b)		1,003	983
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (b)		8,357	8,381
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)		2,545	2,588
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)		7,187	7,264
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (b)		6,025	6,119
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (b)		4,062	4,386
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)		5,719	4,809
			1,071,803

Consumer discretionary 4.49%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)		3,110	3,225
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)		335	330
Amazon.com, Inc. 1.65% 5/12/2028		3,860	3,678
Amazon.com, Inc. 3.45% 4/13/2029		600	586

American Funds Insurance Series	180

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 4.25% 3/13/2031	USD	1,960	$1,931
Amazon.com, Inc. 4.55% 3/13/2033		2,799	2,754
Amazon.com, Inc. 4.65% 11/20/2035		4,048	3,938
Amazon.com, Inc. 4.875% 3/13/2036		3,750	3,693
Amazon.com, Inc. 5.45% 11/20/2055		10,475	9,911
Amazon.com, Inc. 5.80% 3/13/2056		1,593	1,584
Amazon.com, Inc. 3.25% 5/12/2061		4,100	2,522
Amazon.com, Inc. 4.10% 4/13/2062		470	348
Amazon.com, Inc. 5.55% 11/20/2065		4,765	4,456
BMW US Capital, LLC 3.45% 4/1/2027 (a)		1,075	1,066
BMW US Capital, LLC 3.70% 4/1/2032 (a)		1,350	1,262
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)		3,425	3,344
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)		4,220	4,215
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)		605	613
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)		5,880	5,945
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)		4,115	4,167
Ford Motor Co. 3.25% 2/12/2032		620	547
Ford Motor Credit Co., LLC 5.125% 11/5/2026		4,795	4,801
Ford Motor Credit Co., LLC 4.271% 1/9/2027		13,882	13,843
Ford Motor Credit Co., LLC 5.80% 3/5/2027		3,145	3,162
Ford Motor Credit Co., LLC 5.85% 5/17/2027		1,940	1,955
Ford Motor Credit Co., LLC 4.125% 8/17/2027		37,170	36,851
Ford Motor Credit Co., LLC 3.815% 11/2/2027		3,990	3,932
Ford Motor Credit Co., LLC 7.35% 11/4/2027		1,674	1,721
Ford Motor Credit Co., LLC 5.918% 3/20/2028		24,035	24,340
Ford Motor Credit Co., LLC 6.80% 5/12/2028		2,030	2,089
Ford Motor Credit Co., LLC 6.798% 11/7/2028		762	787
Ford Motor Credit Co., LLC 2.90% 2/10/2029		1,065	1,003
Ford Motor Credit Co., LLC 5.80% 3/8/2029		6,740	6,801
Ford Motor Credit Co., LLC 4.97% 4/6/2029		26,080	25,819
Ford Motor Credit Co., LLC 5.113% 5/3/2029		9,854	9,787
Ford Motor Credit Co., LLC 5.303% 9/6/2029		5,407	5,389
Ford Motor Credit Co., LLC 7.35% 3/6/2030		10,668	11,286
Ford Motor Credit Co., LLC 7.20% 6/10/2030		1,015	1,070
Ford Motor Credit Co., LLC 4.00% 11/13/2030		18,420	17,317
Ford Motor Credit Co., LLC 6.05% 3/5/2031		12,074	12,260
Ford Motor Credit Co., LLC 5.42% 4/9/2031		998	990
Ford Motor Credit Co., LLC 3.625% 6/17/2031		3,037	2,771
Ford Motor Credit Co., LLC 6.054% 11/5/2031		19,460	19,707
Ford Motor Credit Co., LLC 7.122% 11/7/2033		3,167	3,370
Ford Motor Credit Co., LLC 6.125% 3/8/2034		12,096	12,180
Ford Motor Credit Co., LLC 6.467% 5/22/2036		12,200	12,401
General Motors Financial Co., Inc. 2.35% 2/26/2027		9,771	9,641
General Motors Financial Co., Inc. 5.45% 7/15/2030		8,013	8,179
General Motors Financial Co., Inc. 5.10% 9/15/2031		11,800	11,825
General Motors Financial Co., Inc. 5.625% 4/4/2032		1,201	1,231
General Motors Financial Co., Inc. 5.90% 1/7/2035		2,888	2,970
Home Depot, Inc. 2.95% 6/15/2029		1,966	1,888
Home Depot, Inc. 4.85% 6/25/2031		2,559	2,591
Home Depot, Inc. 4.95% 6/25/2034		4,749	4,766
Home Depot, Inc. 4.50% 12/6/2048		1,915	1,635
Home Depot, Inc. 5.30% 6/25/2054		2,234	2,116
Hyatt Hotels Corp. 5.05% 3/30/2028		8,567	8,623
Hyundai Capital America 1.65% 9/17/2026 (a)		7,275	7,235
Hyundai Capital America 3.00% 2/10/2027 (a)		9,000	8,920
Hyundai Capital America 5.275% 6/24/2027 (a)		1,650	1,661
Hyundai Capital America 2.375% 10/15/2027 (a)		7,543	7,333
Hyundai Capital America 5.60% 3/30/2028 (a)		1,385	1,404
Hyundai Capital America 4.60% 4/6/2028 (a)		4,795	4,788
Hyundai Capital America 4.75% 4/6/2029 (a)		4,629	4,616

181	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Hyundai Capital America 5.30% 6/24/2029 (a)	USD	1,523	$1,541
Hyundai Capital America 5.15% 3/27/2030 (a)		25,720	25,922
Hyundai Capital America 5.00% 4/7/2031 (a)		3,972	3,967
Hyundai Capital America 5.40% 6/24/2031 (a)		3,365	3,415
Marriott International, Inc. 5.00% 10/15/2027		4,470	4,500
Marriott International, Inc. 4.90% 4/15/2029		653	659
Marriott International, Inc. 5.35% 3/15/2035		1,365	1,375
McDonald’s Corp. 5.00% 5/17/2029		1,305	1,323
McDonald’s Corp. 4.95% 3/3/2035		786	783
McDonald’s Corp. 4.45% 3/1/2047		3,535	2,987
McDonald’s Corp. 3.625% 9/1/2049		2,938	2,145
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (a)		267	249
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)		6,350	6,584
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)		8,860	9,387
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033		12,864	12,526
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036		10,252	10,182
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038		6,440	6,240
Sands China, Ltd. 2.30% 3/8/2027		2,368	2,331
Toyota Motor Credit Corp. 4.05% 3/13/2029		2,162	2,138
Toyota Motor Credit Corp. 3.375% 4/1/2030		4,954	4,743
Toyota Motor Credit Corp. 4.55% 5/17/2030		1,625	1,624
Toyota Motor Credit Corp. 5.55% 11/20/2030		690	714
Toyota Motor Credit Corp. 4.60% 3/11/2033		1,591	1,561
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (a)		1,635	1,635
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (a)		5,190	5,465
Whirlpool Corp. 7.50% 7/1/2031 (a)		605	614
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)		410	407
			502,186

Health care 4.33%
Abbott Laboratories 4.00% 3/15/2031		3,495	3,407
Abbott Laboratories 4.30% 3/15/2033		4,265	4,138
Abbott Laboratories 4.65% 3/15/2036		7,571	7,354
Abbott Laboratories 5.50% 3/15/2056		4,798	4,702
AbbVie, Inc. 4.125% 3/15/2031		2,020	1,978
AbbVie, Inc. 4.40% 3/15/2033		2,542	2,488
AbbVie, Inc. 5.05% 3/15/2034		18,501	18,706
AbbVie, Inc. 4.75% 3/15/2036		1,336	1,308
AbbVie, Inc. 5.35% 3/15/2044		800	782
AbbVie, Inc. 5.40% 3/15/2054		15,770	15,165
AbbVie, Inc. 5.55% 3/15/2056		733	722
AbbVie, Inc. 5.50% 3/15/2064		550	529
Amgen, Inc. 5.15% 3/2/2028		5,326	5,378
Amgen, Inc. 4.05% 8/18/2029		7,429	7,317
Amgen, Inc. 2.45% 2/21/2030		5,131	4,760
Amgen, Inc. 5.25% 3/2/2030		2,854	2,908
Amgen, Inc. 4.20% 2/19/2031		6,663	6,535
Amgen, Inc. 4.20% 3/1/2033		8,502	8,172
Amgen, Inc. 5.25% 3/2/2033		20,793	21,166
Amgen, Inc. 4.85% 2/19/2036		3,676	3,603
Amgen, Inc. 4.875% 3/1/2053		3,360	2,926
Amgen, Inc. 4.40% 2/22/2062		196	154
AstraZeneca Finance, LLC 5.00% 2/26/2034		6,925	6,996
Baxter International, Inc. 4.45% 2/15/2029		9,503	9,396
Baxter International, Inc. 5.65% 12/15/2035		3,906	3,876
Bristol-Myers Squibb Co. 5.10% 2/22/2031		3,990	4,069
Bristol-Myers Squibb Co. 5.20% 2/22/2034		22,685	23,141
Bristol-Myers Squibb Co. 5.50% 2/22/2044		425	424

American Funds Insurance Series	182

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Bristol-Myers Squibb Co. 2.55% 11/13/2050	USD	2,113	$1,246
Bristol-Myers Squibb Co. 3.70% 3/15/2052		2,197	1,611
Bristol-Myers Squibb Co. 5.55% 2/22/2054		12,840	12,548
Cencora, Inc. 4.90% 2/13/2036		857	836
Cencora, Inc. 5.65% 2/13/2056		288	284
Centene Corp. 4.25% 12/15/2027		8,064	8,026
Centene Corp. 2.45% 7/15/2028		12,410	11,799
Centene Corp. 4.625% 12/15/2029		14,945	14,505
Centene Corp. 3.375% 2/15/2030		15,718	14,658
Cigna Group (The) 5.125% 5/15/2031		2,095	2,131
Cigna Group (The) 5.25% 2/15/2034		3,745	3,786
Cigna Group (The) 6.00% 1/15/2056		1,600	1,631
CVS Health Corp. 5.125% 2/21/2030		1,720	1,740
CVS Health Corp. 5.25% 1/30/2031		960	977
CVS Health Corp. 5.55% 6/1/2031		3,707	3,819
CVS Health Corp. 5.00% 9/15/2032		5,853	5,868
CVS Health Corp. 5.25% 2/21/2033		2,122	2,158
CVS Health Corp. 5.70% 6/1/2034		7,706	7,957
CVS Health Corp. 5.45% 9/15/2035		4,471	4,531
CVS Health Corp. 6.05% 6/1/2054		1,995	1,998
CVS Health Corp. 6.20% 9/15/2055		6,535	6,691
CVS Health Corp. 6.00% 6/1/2063		1,076	1,052
Elevance Health, Inc. 4.95% 11/1/2031		2,322	2,331
Elevance Health, Inc. 5.20% 2/15/2035		7,577	7,596
Elevance Health, Inc. 4.55% 5/15/2052		271	224
Elevance Health, Inc. 5.125% 2/15/2053		784	702
Elevance Health, Inc. 5.70% 2/15/2055		995	968
Eli Lilly and Co. 5.10% 2/12/2035		23,057	23,427
Eli Lilly and Co. 5.50% 2/12/2055		7,907	7,864
Gilead Sciences, Inc. 5.25% 10/15/2033		3,340	3,437
HCA, Inc. 5.20% 6/1/2028		4,165	4,207
HCA, Inc. 2.375% 7/15/2031		2,233	1,983
HCA, Inc. 3.625% 3/15/2032		2,400	2,235
HCA, Inc. 4.625% 3/15/2052		226	184
Humana, Inc. 5.375% 4/15/2031		5,530	5,607
Humana, Inc. 5.55% 5/1/2035		1,735	1,738
Humana, Inc. 5.75% 4/15/2054		954	896
Johnson & Johnson 4.80% 6/1/2029		3,970	4,040
Johnson & Johnson 4.90% 6/1/2031		4,175	4,269
Merck & Co., Inc. 1.70% 6/10/2027		3,093	3,023
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)		4,600	4,161
Novartis Capital Corp. 4.60% 3/18/2033		6,923	6,861
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		1,375	1,377
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		7,942	7,868
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		5,622	5,300
Roche Holdings, Inc. 1.93% 12/13/2028 (a)		7,545	7,120
Roche Holdings, Inc. 4.592% 9/9/2034 (a)		765	751
Roche Holdings, Inc. 2.607% 12/13/2051 (a)		645	393
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		306	305
Stryker Corp. 4.85% 2/10/2030		1,235	1,245
Stryker Corp. 5.20% 2/10/2035		1,110	1,122
Takeda U.S. Financing, Inc. 5.20% 7/7/2035		12,074	12,052
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		28,059	28,729
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		4,431	4,432
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		3,720	3,994
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		3,135	3,537
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032		1,705	1,770
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,480	1,517
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031		1,472	1,446
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033		269	264

183	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	USD	966	$955
UnitedHealth Group, Inc. 4.80% 1/15/2030		395	398
UnitedHealth Group, Inc. 2.00% 5/15/2030		466	424
UnitedHealth Group, Inc. 4.95% 1/15/2032		1,910	1,924
UnitedHealth Group, Inc. 4.20% 5/15/2032		1,654	1,609
UnitedHealth Group, Inc. 5.15% 7/15/2034		15,956	16,106
UnitedHealth Group, Inc. 3.05% 5/15/2041		1,300	981
UnitedHealth Group, Inc. 4.25% 6/15/2048		960	780
UnitedHealth Group, Inc. 3.25% 5/15/2051		572	385
UnitedHealth Group, Inc. 5.625% 7/15/2054		10,472	10,247
UnitedHealth Group, Inc. 4.95% 5/15/2062		69	59
			484,795

Utilities 3.26%
AEP Texas, Inc. 3.45% 5/15/2051		1,380	934
AEP Transmission Co., LLC 5.375% 6/15/2035		1,075	1,093
Alabama Power Co. 3.00% 3/15/2052		3,219	2,056
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)		408	326
Baltimore Gas and Electric Co. 4.55% 6/1/2052		525	437
Berkshire Hathaway Energy Co. 4.50% 2/1/2045		5,895	5,050
Berkshire Hathaway Energy Co. 4.60% 5/1/2053		1,017	850
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036		2,625	2,572
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (a)		2,400	2,350
Comision Federal de Electricidad 4.688% 5/15/2029 (a)		636	625
Connecticut Light and Power Co. (The) 2.05% 7/1/2031		1,775	1,569
DTE Electric Co. 4.85% 3/1/2036		10,150	9,924
DTE Energy Co. 5.10% 3/1/2029		7,900	7,991
DTE Energy Co. 3.00% 3/1/2032		259	238
Duke Energy Carolinas, LLC 5.35% 1/15/2053		332	314
Duke Energy Florida, LLC 5.875% 11/15/2033		370	390
Duke Energy Florida, LLC 3.40% 10/1/2046		5,669	4,102
Duke Energy Florida, LLC 3.00% 12/15/2051		293	189
Duke Energy Florida, LLC 5.95% 11/15/2052		575	591
Duke Energy Progress, LLC 3.70% 9/1/2028		3,750	3,694
Duke Energy Progress, LLC 2.00% 8/15/2031		1,775	1,568
Duke Energy Progress, LLC 2.50% 8/15/2050		644	376
Edison International 5.45% 6/15/2029		1,317	1,330
Edison International 6.95% 11/15/2029		7,026	7,345
Edison International 4.80% 3/15/2031		3,125	3,041
Electricite de France SA 5.65% 4/22/2029 (a)		1,420	1,460
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (b)	EUR	2,800	3,143
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	USD	1,575	1,829
Emera US Finance, LP 2.639% 6/15/2031		4,400	3,955
Eversource Energy 5.00% 1/1/2027		3,415	3,425
FirstEnergy Corp. 2.25% 9/1/2030		12,602	11,354
Florida Power & Light Co. 4.40% 5/15/2028		1,655	1,657
Florida Power & Light Co. 5.10% 4/1/2033		7,431	7,531
Florida Power & Light Co. 4.80% 5/15/2033		2,929	2,919
Florida Power & Light Co. 5.75% 6/1/2056		1,255	1,262
Georgia Power Co. 4.95% 5/17/2033		1,845	1,857
Georgia Power Co. 5.25% 3/15/2034		3,200	3,251
Georgia Power Co. 3.70% 1/30/2050		190	142
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)		525	470
NiSource, Inc. 5.40% 6/30/2033		650	668
Pacific Gas and Electric Co. 2.10% 8/1/2027		4,547	4,428
Pacific Gas and Electric Co. 3.30% 12/1/2027		7,105	6,974

American Funds Insurance Series	184

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 5.00% 6/4/2028	USD	464	$467
Pacific Gas and Electric Co. 3.00% 6/15/2028		2,542	2,461
Pacific Gas and Electric Co. 3.75% 7/1/2028		13,319	13,086
Pacific Gas and Electric Co. 4.65% 8/1/2028		5,379	5,366
Pacific Gas and Electric Co. 4.55% 7/1/2030		41,211	40,594
Pacific Gas and Electric Co. 2.50% 2/1/2031		20,101	18,042
Pacific Gas and Electric Co. 5.05% 11/15/2031		15	15
Pacific Gas and Electric Co. 5.05% 10/15/2032		4,611	4,585
Pacific Gas and Electric Co. 6.40% 6/15/2033		11,619	12,299
Pacific Gas and Electric Co. 6.00% 8/15/2035		4,019	4,145
Pacific Gas and Electric Co. 5.60% 8/15/2036		11,890	11,898
Pacific Gas and Electric Co. 3.50% 8/1/2050		14,500	9,681
PacifiCorp 5.30% 2/15/2031		700	711
PacifiCorp 5.45% 2/15/2034		1,549	1,567
PacifiCorp 5.25% 6/15/2035		2,925	2,901
PacifiCorp 5.80% 4/15/2036		979	1,005
PacifiCorp 6.10% 8/1/2036		80	84
PacifiCorp 3.30% 3/15/2051		325	213
PacifiCorp 5.50% 5/15/2054		439	403
PacifiCorp 5.80% 1/15/2055		7,735	7,382
PECO Energy Co. 5.25% 9/15/2054		1,775	1,655
Public Service Electric and Gas Co. 3.20% 5/15/2029		6,000	5,813
Public Service Electric and Gas Co. 5.20% 8/1/2033		1,200	1,224
Public Service Electric and Gas Co. 5.625% 1/1/2056		1,503	1,487
Rio Grande LNG, LLC 5.25% 6/30/2031 (a)		6,584	6,585
Southern California Edison Co. 3.65% 3/1/2028		334	329
Southern California Edison Co. 5.65% 10/1/2028		2,578	2,627
Southern California Edison Co. 4.20% 3/1/2029		7,336	7,226
Southern California Edison Co. 5.15% 6/1/2029		4,155	4,200
Southern California Edison Co. 2.85% 8/1/2029		7,833	7,396
Southern California Edison Co. 5.25% 3/15/2030		19,378	19,599
Southern California Edison Co. 2.50% 6/1/2031		8,543	7,630
Southern California Edison Co. 5.45% 6/1/2031		9,145	9,321
Southern California Edison Co. 4.80% 3/15/2033		3,525	3,457
Southern California Edison Co. 5.20% 6/1/2034		5,496	5,449
Southern California Edison Co. 5.75% 4/1/2035		4,549	4,610
Southern California Edison Co. 5.35% 7/15/2035		6,450	6,369
Southern California Edison Co. 5.625% 2/1/2036		4,845	4,857
Southern California Edison Co. 3.60% 2/1/2045		2,415	1,742
Southern California Edison Co. 2.95% 2/1/2051		738	446
Southwestern Electric Power Co. 3.25% 11/1/2051		2,075	1,365
Union Electric Co. 4.80% 3/15/2036		6,730	6,550
WEC Energy Group, Inc. 4.75% 1/15/2028		1,690	1,695
Wisconsin Power and Light Co. 3.65% 4/1/2050		1,075	779
Wisconsin Public Service Corp. 2.85% 12/1/2051		375	233
			364,829

Communication services 3.07%
Alphabet, Inc. 3.70% 2/15/2029		2,830	2,784
Alphabet, Inc. 4.10% 2/15/2031		861	846
Alphabet, Inc. 4.40% 2/15/2033		3,042	2,978
Alphabet, Inc. 4.70% 11/15/2035		2,576	2,525
Alphabet, Inc. 4.80% 2/15/2036		4,215	4,145
Alphabet, Inc. 5.35% 11/15/2045		2,455	2,383
Alphabet, Inc. 5.45% 11/15/2055		5,534	5,309
Alphabet, Inc. 5.65% 2/15/2056		783	773
Alphabet, Inc. 5.70% 11/15/2075		6,080	5,841
AT&T, Inc. 1.65% 2/1/2028		4,700	4,493

185	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
AT&T, Inc. 4.30% 2/15/2030	USD	15,940	$15,734
AT&T, Inc. 4.75% 4/30/2033		15,802	15,468
AT&T, Inc. 2.55% 12/1/2033		12,748	10,711
AT&T, Inc. 5.40% 2/15/2034		2,395	2,429
AT&T, Inc. 4.50% 5/15/2035		174	164
CCO Holdings, LLC 5.125% 5/1/2027 (a)		2,925	2,921
CCO Holdings, LLC 4.75% 2/1/2032 (a)		1,265	1,129
CCO Holdings, LLC 4.25% 1/15/2034 (a)		3,875	3,284
CCO Holdings, LLC 7.375% 2/1/2036 (a)		3,650	3,584
Charter Communications Operating, LLC 6.10% 6/1/2029		1,360	1,393
Charter Communications Operating, LLC 2.80% 4/1/2031		6,057	5,398
Charter Communications Operating, LLC 4.40% 4/1/2033		1,092	1,006
Charter Communications Operating, LLC 6.55% 6/1/2034		1,347	1,376
Charter Communications Operating, LLC 5.85% 12/1/2035		11,606	11,239
Charter Communications Operating, LLC 5.75% 4/1/2048		5,000	4,212
Charter Communications Operating, LLC 4.80% 3/1/2050		8,272	6,176
Charter Communications Operating, LLC 3.70% 4/1/2051		2,519	1,564
Charter Communications Operating, LLC 3.90% 6/1/2052		35,898	22,905
Charter Communications Operating, LLC 5.25% 4/1/2053		4,903	3,826
Charter Communications Operating, LLC 6.70% 12/1/2055		3,857	3,679
Charter Communications Operating, LLC 3.95% 6/30/2062		3,750	2,219
Comcast Corp. 4.80% 5/15/2033		1,841	1,813
Comcast Corp. 2.887% 11/1/2051		18	10
Comcast Corp. 5.65% 6/1/2054		3,313	2,972
Comcast Corp. 5.50% 5/15/2064		250	214
Discovery Communications, LLC 3.625% 5/15/2030		3,325	2,836
Discovery Global Holdings, Inc. 3.755% 3/15/2027		356	354
Discovery Global Holdings, Inc. 4.054% 3/15/2029		1,450	1,352
Discovery Global Holdings, Inc. 5.05% 3/15/2042		7,855	5,764
Discovery Global Holdings, Inc. 5.141% 3/15/2052		240	161
Meta Platforms, Inc. 4.20% 11/15/2030		152	150
Meta Platforms, Inc. 4.55% 5/15/2031		7,335	7,298
Meta Platforms, Inc. 4.60% 11/15/2032		11,473	11,285
Meta Platforms, Inc. 4.875% 5/15/2033		5,555	5,506
Meta Platforms, Inc. 4.875% 11/15/2035		22,869	22,264
Meta Platforms, Inc. 5.25% 5/15/2036		4,265	4,236
Meta Platforms, Inc. 5.50% 11/15/2045		4,233	3,930
Meta Platforms, Inc. 5.625% 11/15/2055		14,495	13,144
Meta Platforms, Inc. 5.75% 11/15/2065		4,352	3,912
News Corp. 5.125% 2/15/2032 (a)		1,300	1,274
Nexstar Media, Inc. 7.25% 4/15/2034 (a)		4,500	4,493
SBA Tower Trust 1.631% 11/15/2026 (a)		6,741	6,672
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)		675	658
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)		12,000	10,905
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)		14,258	14,225
T-Mobile USA, Inc. 3.75% 4/15/2027		5,000	4,975
T-Mobile USA, Inc. 4.95% 3/15/2028		705	710
T-Mobile USA, Inc. 4.80% 7/15/2028		175	176
T-Mobile USA, Inc. 4.85% 1/15/2029		2,725	2,742
T-Mobile USA, Inc. 3.875% 4/15/2030		4,500	4,361
T-Mobile USA, Inc. 2.875% 2/15/2031		14,691	13,505
T-Mobile USA, Inc. 5.125% 5/15/2032		4,970	5,023
T-Mobile USA, Inc. 5.05% 7/15/2033		832	831
T-Mobile USA, Inc. 5.75% 1/15/2034		730	756
T-Mobile USA, Inc. 3.00% 2/15/2041		2,100	1,551
T-Mobile USA, Inc. 6.00% 6/15/2054		920	910
T-Mobile USA, Inc. 5.50% 1/15/2055		406	373
Verizon Communications, Inc. 1.75% 1/20/2031		9,144	8,035
Verizon Communications, Inc. 2.55% 3/21/2031		5,047	4,583
Verizon Communications, Inc. 2.355% 3/15/2032		4,786	4,184

American Funds Insurance Series	186

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Verizon Communications, Inc. 4.75% 1/15/2033	USD	7,614	$7,498
Verizon Communications, Inc. 4.78% 2/15/2035		1,552	1,502
Verizon Communications, Inc. 3.55% 3/22/2051		625	434
Verizon Communications, Inc. 3.875% 3/1/2052		4,006	2,941
ZipRecruiter, Inc. 5.00% 1/15/2030 (a)		490	381
			343,393

Energy 1.87%
Antero Resources Corp. 5.375% 3/1/2030 (a)		280	282
APA Corp. 4.25% 1/15/2030		2,465	2,424
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)		395	400
Baker Hughes Holdings, LLC 2.061% 12/15/2026		1,136	1,125
Cenovus Energy, Inc. 2.65% 1/15/2032		2,969	2,652
Cenovus Energy, Inc. 5.25% 6/15/2037		289	280
Cenovus Energy, Inc. 3.75% 2/15/2052		19	14
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (a)		268	279
Ecopetrol SA 8.875% 1/13/2033		15,325	16,793
Energy Transfer, LP 5.25% 7/1/2029		979	993
Energy Transfer, LP 6.40% 12/1/2030		479	507
Enterprise Products Operating, LLC 4.60% 1/15/2031		5,332	5,317
Enterprise Products Operating, LLC 4.95% 2/15/2035		1,465	1,454
EOG Resources, Inc. 5.95% 7/15/2055		5,080	5,185
Equinor ASA 3.625% 9/10/2028		4,928	4,860
Equinor ASA 3.125% 4/6/2030		20,000	19,050
Equinor ASA 3.25% 11/18/2049		5,687	3,940
Exxon Mobil Corp. 3.452% 4/15/2051		6,510	4,639
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)		1,540	1,573
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)		1,470	1,481
Noble Finance II, LLC 6.25% 6/15/2034 (a)		2,565	2,515
Occidental Petroleum Corp. 6.625% 9/1/2030		2,636	2,790
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)		6	6
Oleoducto Central SA 4.00% 7/14/2027 (a)		1,715	1,694
Oleoducto Central SA 4.00% 7/14/2027		350	346
Petroleos Mexicanos 6.50% 1/23/2029		22,614	23,083
Petroleos Mexicanos 8.75% 6/2/2029		14,185	15,176
Petroleos Mexicanos 6.84% 1/23/2030		11,164	11,473
Petroleos Mexicanos 6.70% 2/16/2032		22,808	23,024
Saudi Arabian Oil Co. 4.00% 2/2/2029 (a)		2,987	2,937
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)		6,352	6,214
Shell Finance US, Inc. 2.75% 4/6/2030		377	354
SM Energy Co. 8.75% 7/1/2031 (a)		22,400	23,407
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027		809	811
Sunoco, LP 5.625% 3/15/2031 (a)		595	591
TotalEnergies Capital International SA 3.455% 2/19/2029		885	864
TotalEnergies Capital SA 5.275% 9/10/2054		6,805	6,415
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)		4,000	3,568
Venture Global LNG, Inc. 6.375% 12/15/2034 (a)		3,090	3,039
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)		2,715	2,678
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)		4,185	4,362
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)		1,075	1,140
			209,735

Information technology 1.79%
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)		1,025	1,039
Broadcom, Inc. 4.00% 4/15/2029 (a)		609	600
Broadcom, Inc. 5.15% 11/15/2031		5,186	5,278
Broadcom, Inc. 4.15% 4/15/2032 (a)		630	606
187	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Broadcom, Inc. 4.80% 10/15/2034	USD	1,063	$1,041
Broadcom, Inc. 3.137% 11/15/2035 (a)		847	720
CoreWeave, Inc. 9.75% 10/1/2031 (a)		4,715	4,708
Fair Isaac Corp. 6.00% 5/15/2033 (a)		1,300	1,281
HUT 8 DC, LLC 6.192% 11/15/2042 (a)		565	573
Intel Corp. 3.05% 8/12/2051		1,530	958
Intel Corp. 5.60% 2/21/2054		7,880	7,375
Microchip Technology, Inc. 5.05% 3/15/2029		4,350	4,385
Oracle Corp. 4.80% 8/3/2028		615	614
Oracle Corp. 4.55% 2/4/2029		4,370	4,309
Oracle Corp. 4.45% 9/26/2030		2,610	2,520
Oracle Corp. 4.95% 2/4/2031		13,700	13,415
Oracle Corp. 5.25% 2/3/2032		1,340	1,321
Oracle Corp. 4.80% 9/26/2032		7,605	7,239
Oracle Corp. 6.25% 11/9/2032		7,366	7,574
Oracle Corp. 5.35% 5/4/2033		10,120	9,833
Oracle Corp. 5.50% 8/3/2035		2,374	2,273
Oracle Corp. 5.20% 9/26/2035		19,391	18,162
Oracle Corp. 5.70% 2/4/2036		18,632	18,051
Oracle Corp. 5.875% 9/26/2045		10,640	9,320
Oracle Corp. 6.55% 2/4/2046		3,658	3,450
Oracle Corp. 6.00% 8/3/2055		5,970	5,087
Oracle Corp. 5.95% 9/26/2055		11,380	9,677
Oracle Corp. 6.70% 2/4/2056		12,248	11,535
Oracle Corp. 6.10% 9/26/2065		2,295	1,922
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)		16,481	16,436
Synopsys, Inc. 5.15% 4/1/2035		21,470	21,357
Synopsys, Inc. 5.70% 4/1/2055		8,055	7,818
			200,477

Industrials 1.77%
ADT Security Corp. 4.125% 8/1/2029 (a)		510	489
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (a)		730	634
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (a)		565	480
BAE Systems PLC 5.00% 3/26/2027 (a)		1,200	1,205
BAE Systems PLC 5.125% 3/26/2029 (a)		3,482	3,530
BAE Systems PLC 5.25% 3/26/2031 (a)		2,156	2,201
BAE Systems PLC 5.30% 3/26/2034 (a)		570	581
Boeing Co. (The) 2.70% 2/1/2027		6,473	6,403
Boeing Co. (The) 5.04% 5/1/2027		13,539	13,579
Boeing Co. (The) 6.259% 5/1/2027		4,214	4,271
Boeing Co. (The) 3.25% 2/1/2028		11,810	11,564
Boeing Co. (The) 3.25% 3/1/2028		1,925	1,887
Boeing Co. (The) 6.298% 5/1/2029		1,507	1,569
Boeing Co. (The) 5.15% 5/1/2030		25,342	25,656
Boeing Co. (The) 3.625% 2/1/2031		751	715
Boeing Co. (The) 6.388% 5/1/2031		5,632	5,986
Boeing Co. (The) 6.528% 5/1/2034		1,381	1,503
Canadian Pacific Railway Co. 3.00% 12/2/2041		578	429
Canadian Pacific Railway Co. 3.10% 12/2/2051		1,801	1,177
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (a)		1,260	1,267
CSX Corp. 4.10% 11/15/2032		1,886	1,826
CSX Corp. 5.20% 11/15/2033		1,333	1,362
CSX Corp. 4.50% 11/15/2052		4,470	3,764
Eaton Corp. 4.20% 3/6/2031		13,761	13,491
General Dynamics Corp. 3.75% 5/15/2028		479	475
General Dynamics Corp. 3.625% 4/1/2030		387	374
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (a)		110	109

American Funds Insurance Series	188

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	USD	6,056	$5,953
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (a)		3,400	3,339
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (a)		2,820	2,778
Honeywell Aerospace, Inc. 5.622% 3/16/2046 (a)		225	224
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (a)		1,345	1,346
L3Harris Technologies, Inc. 5.40% 7/31/2033		1,126	1,152
LG Energy Solution, Ltd. 5.25% 4/2/2028 (a)		13,205	13,290
LG Energy Solution, Ltd. 5.00% 4/2/2029 (a)		6,580	6,592
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (a)		2,690	2,670
Norfolk Southern Corp. 5.05% 8/1/2030		1,734	1,762
Norfolk Southern Corp. 5.35% 8/1/2054		1,458	1,377
Northrop Grumman Corp. 4.70% 3/15/2033		2,909	2,890
Northrop Grumman Corp. 4.95% 3/15/2053		1,124	1,007
QXO Building Products, Inc. 6.50% 7/15/2031 (a)		945	964
QXO Building Products, Inc. 6.875% 7/15/2034 (a)		780	801
Republic Services, Inc. 2.375% 3/15/2033		1,635	1,417
Republic Services, Inc. 5.00% 4/1/2034		15	15
Sumisho Air Lease Corp. 2.20% 1/15/2027		4,341	4,286
Sumisho Air Lease Corp. 4.40% 3/24/2028 (a)		3,020	3,005
Sumisho Air Lease Corp. 4.50% 3/24/2029 (a)		2,875	2,851
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)		2,135	2,113
Sumisho Air Lease Corp. 5.20% 7/15/2031		3,650	3,670
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)		235	234
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (a)		2,550	2,293
TransDigm, Inc. 6.25% 1/31/2034 (a)		2,405	2,456
Triton Container International, Ltd. 3.15% 6/15/2031 (a)		2,482	2,249
Union Pacific Corp. 2.15% 2/5/2027		2,213	2,185
Union Pacific Corp. 2.40% 2/5/2030		4,454	4,143
Union Pacific Corp. 2.375% 5/20/2031		2,298	2,076
Union Pacific Corp. 2.80% 2/14/2032		5,244	4,777
Union Pacific Corp. 5.10% 2/20/2035		2,104	2,135
Union Pacific Corp. 2.95% 3/10/2052		1,483	949
Union Pacific Corp. 5.60% 12/1/2054		415	412
Waste Management, Inc. 1.50% 3/15/2031		419	364
Waste Management, Inc. 4.80% 3/15/2032		4,135	4,164
			198,466

Consumer staples 1.59%
Altria Group, Inc. 4.875% 2/4/2028		1,330	1,337
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		4,715	4,635
BAT Capital Corp. 3.557% 8/15/2027		9,271	9,182
BAT Capital Corp. 2.259% 3/25/2028		2,353	2,265
BAT Capital Corp. 6.343% 8/2/2030		2,210	2,337
BAT Capital Corp. 4.742% 3/16/2032		2,675	2,664
BAT Capital Corp. 5.35% 8/15/2032		18,664	19,109
BAT Capital Corp. 6.421% 8/2/2033		4,665	5,045
BAT Capital Corp. 5.625% 8/15/2035		12,170	12,547
BAT Capital Corp. 7.079% 8/2/2043		1,323	1,474
BAT Capital Corp. 5.65% 3/16/2052		120	113
BAT International Finance PLC 4.448% 3/16/2028		2,925	2,918
Clorox Co. 4.70% 5/15/2031		1,237	1,230
Constellation Brands, Inc. 3.50% 5/9/2027		7,500	7,445
Constellation Brands, Inc. 4.35% 5/9/2027		890	890
Constellation Brands, Inc. 4.80% 5/1/2030		1,618	1,623
Constellation Brands, Inc. 2.25% 8/1/2031		1,487	1,313
Constellation Brands, Inc. 4.75% 5/9/2032		1,978	1,958
Constellation Brands, Inc. 4.90% 5/1/2033		2,807	2,776
Coty, Inc. 6.625% 7/15/2030 (a)		695	696

189	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Coty, Inc. 5.60% 1/15/2031 (a)	USD	5,421	$5,277
H.J. Heinz Co. 4.875% 10/1/2049		2,725	2,286
Imperial Brands Finance PLC 4.50% 6/30/2028 (a)		24,345	24,291
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031		3,110	2,847
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051		685	554
Mars, Inc. 4.80% 3/1/2030 (a)		4,670	4,685
Mars, Inc. 5.00% 3/1/2032 (a)		3,640	3,667
Mars, Inc. 5.20% 3/1/2035 (a)		15,670	15,738
Mars, Inc. 5.65% 5/1/2045 (a)		2,371	2,357
Mars, Inc. 5.70% 5/1/2055 (a)		13,235	13,048
McCormick & Co., Inc. 4.15% 2/15/2029		2,763	2,733
Mondelez International, Inc. 4.75% 8/28/2034		5,520	5,422
Philip Morris International, Inc. 5.25% 9/7/2028		2,800	2,843
Philip Morris International, Inc. 5.125% 2/15/2030		982	997
Philip Morris International, Inc. 5.50% 9/7/2030		4,565	4,710
Philip Morris International, Inc. 4.75% 11/1/2031		830	833
Philip Morris International, Inc. 5.375% 2/15/2033		1,644	1,688
Prestige Brands, Inc. 6.25% 7/15/2034 (a)		535	535
Walmart, Inc. 4.90% 4/28/2035		1,013	1,022
Walmart, Inc. 4.50% 4/15/2053		1,416	1,231
			178,321

Materials 0.74%
Air Products and Chemicals, Inc. 2.70% 5/15/2040		2,911	2,155
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		138	141
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055		4,050	4,114
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)		700	416
Celanese US Holdings, LLC 7.165% 7/15/2027		6,297	6,453
Celanese US Holdings, LLC 7.35% 11/15/2028		3,575	3,726
Celanese US Holdings, LLC 7.33% 7/15/2029		13,862	14,500
Celanese US Holdings, LLC 7.55% 11/15/2030		4,530	4,805
Celanese US Holdings, LLC 7.379% 7/15/2032		800	842
Celanese US Holdings, LLC 7.45% 11/15/2033		1,031	1,102
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (a)		834	831
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)		7,250	7,343
Dow Chemical Co. (The) 5.35% 3/15/2035		129	127
Dow Chemical Co. (The) 5.65% 3/15/2036		54	54
Dow Chemical Co. (The) 4.375% 11/15/2042		10	8
Dow Chemical Co. (The) 5.55% 11/30/2048		142	126
Dow Chemical Co. (The) 6.90% 5/15/2053		62	65
Dow Chemical Co. (The) 5.60% 2/15/2054		764	678
LYB International Finance III, LLC 5.125% 1/15/2031		469	468
LYB International Finance III, LLC 5.50% 3/1/2034		745	739
LYB International Finance III, LLC 6.15% 5/15/2035		972	997
LYB International Finance III, LLC 5.875% 1/15/2036		5,715	5,733
LYB International Finance III, LLC 3.375% 10/1/2040		460	337
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)		205	212
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)		300	292
POSCO 5.75% 1/17/2028 (a)		745	757
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030		25,776	26,026
			83,047

Real estate 0.64%
American Tower Corp. 3.65% 3/15/2027		1,375	1,368
Boston Properties, LP 2.90% 3/15/2030		4,630	4,315
Boston Properties, LP 3.25% 1/30/2031		463	430
Boston Properties, LP 2.55% 4/1/2032		1,674	1,458

American Funds Insurance Series	190

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Boston Properties, LP 2.45% 10/1/2033	USD	1,335	$1,099
Boston Properties, LP 6.50% 1/15/2034		10,849	11,518
Boston Properties, LP 5.75% 1/15/2035		11,874	11,992
COPT Defense Properties, LP 2.00% 1/15/2029		1,139	1,065
COPT Defense Properties, LP 2.75% 4/15/2031		1,547	1,404
COPT Defense Properties, LP 2.90% 12/1/2033		564	482
Crown Castle, Inc. 5.00% 1/11/2028		4,874	4,901
FibraSOMA 4.375% 7/22/2031 (a)		1,475	1,345
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)		2,755	2,664
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)		3,135	2,967
Iron Mountain, Inc. 5.25% 3/15/2028 (a)		3,020	3,018
Iron Mountain, Inc. 5.25% 7/15/2030 (a)		675	665
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030		2,097	2,118
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)		4,683	4,859
Prologis, LP 4.875% 6/15/2028		1,040	1,049
Prologis, LP 4.75% 6/15/2033		1,409	1,397
Prologis, LP 5.125% 1/15/2034		6,175	6,220
Prologis, LP 5.00% 3/15/2034		360	359
Prologis, LP 5.25% 6/15/2053		117	111
Service Properties Trust 3.95% 1/15/2028		1,710	1,667
Service Properties Trust 8.625% 11/15/2031 (a)		3,040	3,204
			71,675
Total corporate bonds and notes			3,708,727

U.S. Treasury bonds & notes 28.70%
U.S. Treasury 28.12%
U.S. Treasury 4.375% 7/31/2026		271	271
U.S. Treasury 4.625% 11/15/2026		3,589	3,599
U.S. Treasury 4.00% 1/15/2027		3,741	3,742
U.S. Treasury 1.875% 2/28/2027		4,000	3,945
U.S. Treasury 2.625% 5/31/2027		43,530	42,958
U.S. Treasury 6.125% 11/15/2027 (c)		24,000	24,638
U.S. Treasury 3.375% 11/30/2027		241	238
U.S. Treasury 1.125% 2/29/2028		9,895	9,416
U.S. Treasury 4.00% 2/29/2028		4,750	4,738
U.S. Treasury 3.625% 3/31/2028		13	13
U.S. Treasury 4.00% 6/30/2028		16,646	16,596
U.S. Treasury 4.125% 6/30/2028		474,435	474,184
U.S. Treasury 1.00% 7/31/2028		5,630	5,279
U.S. Treasury 5.25% 11/15/2028		5,700	5,842
U.S. Treasury 2.625% 2/15/2029		21,260	20,452
U.S. Treasury 4.25% 2/28/2029		27,540	27,600
U.S. Treasury 2.375% 5/15/2029		4,070	3,876
U.S. Treasury 4.125% 6/15/2029		225,656	225,471
U.S. Treasury 4.00% 7/31/2029		334	332
U.S. Treasury 3.625% 8/31/2029		27,540	27,104
U.S. Treasury 3.875% 12/31/2029		44,049	43,618
U.S. Treasury 3.75% 5/31/2030		13,300	13,091
U.S. Treasury 4.125% 8/31/2030		11,215	11,184
U.S. Treasury 3.625% 9/30/2030		90,415	88,421
U.S. Treasury 4.875% 10/31/2030		92,133	94,566
U.S. Treasury 3.875% 4/30/2031		66,375	65,429
U.S. Treasury 4.125% 6/30/2031		372,891	371,595
U.S. Treasury 4.125% 10/31/2031		1,408	1,401
U.S. Treasury 4.125% 11/30/2031		985	980
U.S. Treasury 4.125% 11/15/2032		114	113
U.S. Treasury 4.25% 6/30/2033		93,783	93,420
U.S. Treasury 4.375% 5/15/2034		100	100

191	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 8/15/2035	USD	44,038		$43,483
U.S. Treasury 4.375% 5/15/2036 (c)		421,907		419,699
U.S. Treasury 4.25% 5/15/2039 (c)		125,497		121,281
U.S. Treasury 1.375% 11/15/2040		24,540		15,875
U.S. Treasury 1.875% 2/15/2041		24,272		16,846
U.S. Treasury 4.75% 2/15/2041		75,066		75,107
U.S. Treasury 2.00% 11/15/2041		57		40
U.S. Treasury 2.375% 2/15/2042		2,701		1,971
U.S. Treasury 3.25% 5/15/2042		10,848		8,936
U.S. Treasury 4.875% 8/15/2045		13,819		13,716
U.S. Treasury 5.00% 5/15/2046		171,280		172,565
U.S. Treasury 3.00% 2/15/2049		124,633		90,885
U.S. Treasury 2.875% 5/15/2049		19,228		13,656
U.S. Treasury 2.875% 5/15/2052		990		685
U.S. Treasury 4.00% 11/15/2052		7,328		6,270
U.S. Treasury 4.125% 8/15/2053		213		186
U.S. Treasury 4.75% 2/15/2056 (c)		463,815		450,553
U.S. Treasury 5.00% 5/15/2056		12,672		12,807
				3,148,773

U.S. Treasury inflation-protected securities 0.58%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (d)		6,274		6,244
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (d)		3,628		3,571
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (d)		7,939		7,459
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (d)		21,990		21,316
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (d)		1,209		1,183
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (d)		—	(e)	—	(e)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (d)		2,381		2,082
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (d)		24,789		22,842
				64,697
Total U.S. Treasury bonds & notes				3,213,470

Mortgage-backed obligations 27.80%
Federal agency mortgage-backed obligations 21.12%
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (f)		20		19
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (f)		6		6
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (f)		1,724		1,619
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (f)		88		82
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (f)		1,491		1,396
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (f)		629		589
Fannie Mae Pool #945680 6.00% 9/1/2037 (f)		299		309
Fannie Mae Pool #924866 5.39% 10/1/2037 (f)(g)		122		124
Fannie Mae Pool #988588 5.50% 8/1/2038 (f)		121		124
Fannie Mae Pool #889982 5.50% 11/1/2038 (f)		547		561
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (f)		127		128
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (f)		650		656
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (f)		481		483
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)(f)		97,371		84,680
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (f)		605		610
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (f)		277		280
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (f)		275		277
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (f)		152		153
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (f)		30		29
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (f)		1,469		1,367
Fannie Mae Pool #MA5841 7.00% 7/1/2045 (f)		248		262
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (f)		630		586
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (f)		571		542

American Funds Insurance Series	192

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (f)	USD	112	$107
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (f)		3,868	3,697
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (f)		222	209
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (f)		684	653
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (f)		30	28
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (f)		3,390	3,124
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (f)		1,662	1,581
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (f)		61	58
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (f)		1,870	1,827
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (f)		992	914
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (f)		12	11
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (f)		5,000	4,470
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (f)		3,609	3,336
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (f)		15,828	15,054
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (f)		14,712	13,647
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (f)		8	8
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (f)		381	354
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (f)		962	862
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (f)		672	604
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (f)		1,983	1,827
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (f)		16,152	15,329
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (f)		11,252	10,345
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (f)		3,114	2,859
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (f)		4,961	4,552
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (f)		22,687	20,834
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (f)		10	9
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (f)		236	198
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (f)		4,466	3,819
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (f)		511	428
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (f)		39	32
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (f)		14,047	12,527
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (f)		4,734	4,247
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (f)		1,576	1,383
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (f)		895	751
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (f)		574	482
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (f)		875	768
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (f)		1,508	1,220
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (f)		1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (f)		16,046	13,430
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (f)		2,366	2,025
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (f)		813	696
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (f)		397	333
Fannie Mae Pool #BQ2400 2.50% 9/1/2050 (f)		55	46
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (f)		275	242
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (f)		839	702
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (f)		230	196
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (f)		181	152
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (f)		169	142
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (f)		1,299	1,140
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (f)		1,703	1,362
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (f)		5,534	4,740
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (f)		1,032	867
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (f)		611	513
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (f)		24	20
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (f)		13,349	11,914
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (f)		974	786
Fannie Mae Pool #CA8025 2.50% 12/1/2050 (f)		879	736
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (f)		947	831
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (f)		6,105	4,925
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (f)		4,672	3,774

193	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (f)	USD	40	$32
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (f)		19,729	16,684
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (f)		1,448	1,214
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (f)		855	717
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (f)		59	51
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (f)		3,177	2,541
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (f)		663	531
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (f)		350	286
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (f)		4,613	3,930
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (f)		3,303	2,764
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (f)		329	263
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (f)		7,024	5,879
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (f)		1,611	1,349
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (f)		911	762
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (f)		8,199	6,559
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (f)		1,774	1,419
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (f)		539	431
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (f)		26	21
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (f)		4,684	3,920
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (f)		4,395	3,679
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (f)		2,276	1,921
Fannie Mae Pool #CB0006 2.50% 4/1/2051 (f)		403	338
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (f)		304	255
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (f)		162	136
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (f)		2,802	2,466
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (f)		335	297
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (f)		10,296	8,236
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (f)		1,662	1,329
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (f)		16	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (f)		1,788	1,503
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (f)		1,695	1,419
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (f)		556	466
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (f)		452	378
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (f)		153	128
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (f)		31	26
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (f)		25	21
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (f)		1,736	1,389
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (f)		462	378
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (f)		1,325	1,109
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (f)		731	612
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (f)		251	221
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (f)		177	157
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (f)		72	58
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (f)		8,015	6,811
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (f)		4,430	3,717
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (f)		4,171	3,491
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (f)		2,224	1,861
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (f)		880	740
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (f)		527	442
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (f)		393	336
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (f)		194	164
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (f)		1,850	1,615
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (f)		185	155
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (f)		1,220	1,069
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (f)		2,938	2,459
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (f)		1,865	1,565
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (f)		1,297	1,088
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (f)		950	805
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (f)		447	376
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (f)		412	345

American Funds Insurance Series	194

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (f)	USD	293	$247
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (f)		281	236
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (f)		51	43
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (f)		7,017	5,613
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (f)		301	252
Fannie Mae Pool #BT9147 2.50% 10/1/2051 (f)		20	17
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (f)		2,745	2,422
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (f)		4,139	3,326
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (f)		145	116
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (f)		119	96
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (f)		91	76
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (f)		783	691
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (f)		6,804	5,442
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (f)		5,709	4,567
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (f)		759	610
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (f)		1,802	1,512
Fannie Mae Pool #CB2404 2.50% 12/1/2051 (f)		289	242
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (f)		21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (f)		1,748	1,402
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (f)		44	36
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (f)		5,693	4,765
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (f)		4,141	3,471
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (f)		1,840	1,543
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (f)		1,053	882
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (f)		316	265
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (f)		854	752
Fannie Mae Pool #BU1410 3.00% 1/1/2052 (f)		533	466
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (f)		13,831	11,079
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (f)		2,343	1,881
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (f)		753	603
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (f)		1,599	1,347
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (f)		816	687
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (f)		694	581
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (f)		475	397
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (f)		457	383
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (f)		29	24
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (f)		29,741	26,620
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (f)		1,461	1,171
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (f)		1,174	942
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (f)		1,004	806
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (f)		827	662
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (f)		2,551	2,140
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (f)		1,600	1,347
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (f)		780	655
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (f)		608	513
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (f)		360	303
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (f)		33	27
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (f)		4,745	4,145
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (f)		941	822
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (f)		5,350	4,279
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (f)		1,548	1,243
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (f)		701	562
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (f)		29,916	25,047
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (f)		1,407	1,183
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (f)		154	130
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (f)		1,317	1,239
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (f)		223	210
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (f)		3,474	2,798
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (f)		19,531	16,397
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (f)		2,058	1,730

195	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (f)	USD	945	$796
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (f)		900	757
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (f)		6,050	5,284
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (f)		29	23
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (f)		915	767
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (f)		138	116
Fannie Mae Pool #FS7062 3.00% 6/1/2052 (f)		124	108
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (f)		2,704	2,536
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (f)		2,783	2,329
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (f)		404	339
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (f)		128	107
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (f)		2,664	2,641
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (f)		3,947	3,447
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (f)		483	480
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (f)		419	352
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (f)		93	82
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (f)		233	225
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (f)		56	54
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (f)		7,244	7,204
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (f)		8,499	6,798
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (f)		8,855	8,556
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (f)		2,474	2,384
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (f)		2,141	2,122
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (f)		2,522	2,551
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (f)		2,327	2,354
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (f)		184	191
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (f)		698	674
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (f)		131	129
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (f)		25	26
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (f)		555	485
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (f)		18,688	18,555
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (f)		642	540
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (f)		288	270
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (f)		140	139
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (f)		3,340	3,370
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (f)		302	306
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (f)		619	639
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (f)		600	579
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (f)		13,590	13,446
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (f)		75	75
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (f)		730	739
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (f)		5,021	5,182
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (f)		2,589	2,572
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (f)		2,033	2,010
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (f)		4,837	4,889
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (f)		5,273	5,412
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (f)		588	513
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (f)		2,670	2,575
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (f)		5,205	5,261
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (f)		4,058	4,091
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (f)		304	308
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (f)		2,959	3,050
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (f)		1,976	2,034
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (f)		1,431	1,476
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (f)		5,699	4,574
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (f)		3,371	2,830
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (f)		141	118
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (f)		18,114	17,451
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (f)		86	86
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (f)		2,833	2,856

American Funds Insurance Series	196

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (f)	USD	5,152	$5,374
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (f)		15,166	15,291
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (f)		10,509	10,631
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (f)		5,349	5,411
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (f)		464	469
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (f)		3,474	3,561
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (f)		10,269	10,634
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (f)		10,817	10,936
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (f)		5,704	5,756
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (f)		101	103
Fannie Mae Pool #BY1399 3.50% 11/1/2053 (f)		946	859
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (f)		51,904	51,360
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (f)		1,485	1,544
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (f)		20	20
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (f)		1,695	1,714
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (f)		569	595
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (f)		3,309	3,465
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (f)		834	864
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (f)		2,701	2,606
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (f)		2,086	2,100
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (f)		1,482	1,494
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (f)		5,390	5,562
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (f)		1,317	1,352
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (f)		3,741	3,953
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (f)		13,161	12,691
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (f)		15,494	15,626
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (f)		1,286	1,296
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (f)		3,883	4,007
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (f)		2,645	2,713
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)		1,199	1,228
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (f)		2,818	2,955
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (f)		4,448	4,505
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (f)		3,710	3,829
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (f)		482	486
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (f)		261	268
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (f)		111	113
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (f)		2,131	2,147
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (f)		1,686	1,708
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (f)		15,150	15,736
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (f)		1,017	1,047
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (f)		863	887
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (f)		7,947	8,283
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (f)		6,299	6,383
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (f)		1,341	1,357
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (f)		17,284	17,693
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (f)		4,178	4,322
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (f)		1,910	1,969
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (f)		1,562	1,598
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (f)		1,110	1,141
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (f)		1,017	1,049
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (f)		775	793
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (f)		269	276
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (f)		12,504	13,031
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (f)		3,302	3,432
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (f)		1,828	1,910
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (f)		121	122
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)		28,938	29,623
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (f)		959	985
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (f)		526	539
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (f)		185	190

197	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (f)	USD	83	$85
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (f)		81	83
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (f)		1,893	1,972
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (f)		1,399	1,457
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (f)		2,825	2,842
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (f)		1,577	1,597
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (f)		1,128	1,143
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (f)		318	326
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (f)		181	186
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (f)		151	155
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (f)		81	84
Fannie Mae Pool #FS9204 6.50% 9/1/2054 (f)		1,140	1,180
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (f)		623	638
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (f)		3,714	3,734
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (f)		2,477	2,535
Fannie Mae Pool #MA5547 7.00% 11/1/2054 (f)		1,839	1,943
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (f)		239	230
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (f)		88	84
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (f)		30	29
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (f)		3,482	3,592
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (f)		1,290	1,328
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (f)		359	368
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (f)		236	242
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (f)		210	216
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (f)		1,540	1,548
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (f)		858	883
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (f)		346	354
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (f)		1,395	1,447
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (f)		1,005	1,046
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (f)		2,230	2,139
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (f)		2,348	2,359
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)		9,001	9,214
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (f)		395	397
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)		3,563	3,648
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (f)		230	235
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (f)		225	230
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (f)		891	943
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (f)		80	84
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (f)		256	252
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (f)		623	658
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (f)		397	399
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (f)		3,743	3,786
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (f)		1,989	2,052
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (f)		1,705	1,804
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (f)		285	301
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (f)		116	105
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (f)		370	392
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (f)		8,988	8,107
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (f)		6,564	5,912
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (f)		14,079	12,165
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (f)		16,729	14,372
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (f)		925	888
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (f)		4,291	3,853
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (f)		3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (f)		13	13
Fannie Mae, Series 2002-W1, Class 2A, 4.30% 2/25/2042 (f)(g)		14	13
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (f)		28	28
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (f)		438	433
Freddie Mac Pool #A15120 5.50% 10/1/2033 (f)		31	31
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (f)		28	26

American Funds Insurance Series	198

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (f)	USD	2,162	$2,026
Freddie Mac Pool #G05196 5.50% 10/1/2038 (f)		33	34
Freddie Mac Pool #G05267 5.50% 12/1/2038 (f)		25	26
Freddie Mac Pool #G06020 5.50% 12/1/2039 (f)		46	47
Freddie Mac Pool #G05860 5.50% 2/1/2040 (f)		156	160
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (f)		1,641	1,433
Freddie Mac Pool #A93948 4.50% 9/1/2040 (f)		120	118
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (f)		4,865	4,246
Freddie Mac Pool #G06868 4.50% 4/1/2041 (f)		113	112
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (f)		8,469	7,414
Freddie Mac Pool #G06841 5.50% 6/1/2041 (f)		258	265
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (f)		13,704	12,487
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (f)		51	43
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (f)		82	73
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (f)		725	686
Freddie Mac Pool #G08789 4.00% 11/1/2047 (f)		448	427
Freddie Mac Pool #G61733 3.00% 12/1/2047 (f)		3,588	3,231
Freddie Mac Pool #G67709 3.50% 3/1/2048 (f)		9,399	8,713
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (f)		687	652
Freddie Mac Pool #G61628 3.50% 9/1/2048 (f)		218	202
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (f)		906	863
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (f)		482	443
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (f)		1,378	1,265
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (f)		7,573	6,971
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (f)		20,458	18,312
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (f)		4,158	3,559
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (f)		26	21
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (f)		261	230
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (f)		1,690	1,418
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (f)		60	50
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (f)		1,596	1,408
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (f)		4,978	4,265
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (f)		1,133	950
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (f)		53	45
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (f)		23	20
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (f)		1,789	1,498
Freddie Mac Pool #RA4242 2.50% 1/1/2051 (f)		901	762
Freddie Mac Pool #QB7973 3.00% 1/1/2051 (f)		618	541
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (f)		1,648	1,323
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (f)		387	316
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (f)		91	74
Freddie Mac Pool #SI2114 2.50% 2/1/2051 (f)		105	88
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (f)		58,594	47,261
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (f)		1,682	1,348
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (f)		2,167	1,814
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (f)		2,079	1,674
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (f)		212	177
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (f)		1,744	1,395
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (f)		1,698	1,359
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (f)		1,525	1,220
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (f)		1,178	953
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (f)		990	873
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (f)		1,854	1,483
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (f)		2,141	1,830
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (f)		65	54
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (f)		55	46
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (f)		268	214
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (f)		1,834	1,536
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (f)		527	443
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (f)		5,230	4,651

199	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (f)	USD	726	$584
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (f)		9,191	7,804
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (f)		7,164	5,996
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (f)		2,008	1,680
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (f)		1,726	1,445
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (f)		1,777	1,552
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (f)		932	823
Freddie Mac Pool #QC8499 2.00% 10/1/2051 (f)		346	277
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (f)		1,780	1,494
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (f)		5,879	5,186
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (f)		1,638	1,458
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (f)		1,966	1,798
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (f)		2,138	1,714
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (f)		2,524	2,112
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (f)		1,231	1,054
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (f)		1,028	907
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (f)		512	447
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (f)		1,580	1,270
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (f)		756	608
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (f)		396	317
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (f)		4,785	4,014
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (f)		1,033	867
Freddie Mac Pool #QD2659 2.50% 12/1/2051 (f)		964	808
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (f)		30	26
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (f)		17	15
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (f)		3,839	3,224
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (f)		2,445	2,060
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (f)		630	527
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (f)		475	399
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (f)		450	379
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (f)		3,624	3,220
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (f)		602	526
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (f)		1,516	1,215
Freddie Mac Pool #QD6781 2.00% 2/1/2052 (f)		973	778
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (f)		774	621
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (f)		947	794
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (f)		662	555
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (f)		372	312
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (f)		213	179
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (f)		157	132
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (f)		56	47
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (f)		556	508
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (f)		2,127	1,706
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (f)		1,692	1,361
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (f)		1,172	938
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (f)		868	696
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (f)		805	645
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (f)		463	371
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (f)		158	126
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (f)		980	822
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (f)		746	627
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (f)		671	565
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (f)		66	55
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (f)		1,184	950
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (f)		1,600	1,339
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (f)		518	434
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (f)		246	207
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (f)		208	175
Freddie Mac Pool #QE1585 2.50% 4/1/2052 (f)		186	157
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (f)		116	97

American Funds Insurance Series	200

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (f)	USD	112	$94
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (f)		1,569	1,319
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (f)		340	286
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)		39,245	34,328
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (f)		3,361	2,938
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (f)		44	39
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (f)		733	666
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (f)		86	90
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (f)		29,215	24,594
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (f)		453	379
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (f)		177	148
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (f)		3,986	3,480
Freddie Mac Pool #SL0643 3.00% 7/1/2052 (f)		801	701
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (f)		1,513	1,501
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (f)		83	67
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (f)		177	149
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (f)		511	451
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (f)		69	66
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (f)		3,720	3,249
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (f)		299	289
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (f)		280	270
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (f)		68	65
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (f)		44	43
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (f)		27	26
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (f)		5,296	5,388
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (f)		14,479	13,678
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (f)		5,028	4,759
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (f)		14,896	14,375
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (f)		3,071	3,047
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (f)		1,848	1,869
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (f)		60	62
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (f)		33	34
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (f)		975	852
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (f)		942	884
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (f)		970	1,003
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (f)		14,054	13,575
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (f)		175	173
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (f)		1,962	1,943
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (f)		33,728	34,158
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (f)		20,147	20,394
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (f)		9,651	9,965
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (f)		177	171
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (f)		3,987	3,962
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (f)		487	482
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (f)		30	29
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (f)		7,342	7,264
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (f)		6,663	6,722
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (f)		2,635	2,667
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (f)		1,873	1,887
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (f)		10,614	10,928
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (f)		4,898	4,843
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (f)		11,071	11,190
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (f)		2,436	2,506
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (f)		1,223	1,258
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (f)		506	527
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (f)		454	474
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (f)		436	459
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (f)		411	433
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (f)		299	315
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (f)		229	241

201	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (f)	USD	166	$172
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (f)		128	136
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (f)		65	61
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (f)		229	227
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (f)		6,338	6,411
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (f)		452	457
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (f)		6,478	6,689
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (f)		1,981	2,000
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (f)		1,972	1,994
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (f)		1,711	1,728
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (f)		1,317	1,333
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (f)		1,164	1,200
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (f)		910	945
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (f)		35,510	36,783
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (f)		735	728
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (f)		10,413	10,660
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (f)		2,313	2,395
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (f)		15,490	15,672
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (f)		8,925	9,316
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (f)		1,255	1,303
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (f)		25	26
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (f)		3,949	4,072
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (f)		2,527	2,614
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (f)		427	442
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (f)		620	625
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (f)		3,944	4,051
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (f)		2,645	2,724
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (f)		3,564	3,715
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)		325	328
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (f)		2,063	2,090
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (f)		1,489	1,500
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (f)		6,132	6,323
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (f)		3,866	3,995
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (f)		1,620	1,676
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (f)		1,401	1,441
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (f)		115	117
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (f)		18	18
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (f)		4,411	4,626
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (f)		1,749	1,725
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (f)		32,352	32,771
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (f)		4,241	4,306
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (f)		2,073	2,122
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (f)		4,375	4,554
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (f)		2,500	2,530
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (f)		873	886
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (f)		19,765	20,414
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)		81	83
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (f)		4,500	4,702
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (f)		1,688	1,709
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)		16,136	16,518
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (f)		10,970	11,415
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (f)		2,164	2,218
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (f)		626	646
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (f)		146	150
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (f)		1,861	1,944
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (f)		1,799	1,781
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (f)		1,264	1,246
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (f)		1,226	1,216
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (f)		2	2
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)		6,077	6,221

American Funds Insurance Series	202

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (f)	USD	1,788	$1,833
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (f)		428	441
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (f)		114	117
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (f)		36	37
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (f)		9,812	10,189
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (f)		7,953	8,288
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (f)		3,134	3,283
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (f)		2,248	2,342
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (f)		1,299	1,352
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (f)		716	743
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (f)		6	6
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (f)		3,783	3,912
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (f)		331	340
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (f)		196	203
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (f)		194	202
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (f)		166	171
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (f)		116	119
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (f)		28	28
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (f)		14	15
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (f)		3,212	3,336
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (f)		1,892	1,963
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (f)		1,347	1,399
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (f)		850	888
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (f)		835	840
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (f)		143	146
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (f)		45	46
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (f)		17	18
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (f)		111	115
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (f)		4,462	4,281
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (f)		2,437	2,400
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (f)		9,971	10,035
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (f)		9,088	9,140
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (f)		2,519	2,579
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (f)		3,245	3,198
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (f)		226	228
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (f)		12	12
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (f)		184	189
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (f)		608	629
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (f)		1,618	1,710
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (f)		1,139	1,145
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (f)		1,845	1,909
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (f)		990	1,021
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (f)		431	441
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (f)		4,440	4,258
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)		2,104	2,154
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (f)		1,498	1,539
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)		5,234	5,358
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (f)		648	664
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (f)		497	527
Freddie Mac Pool #QY0611 7.00% 4/1/2055 (f)		348	368
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (f)		181	178
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (f)		818	805
Freddie Mac Pool #RQ0016 7.00% 6/1/2055 (f)		693	733
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (f)		29	31
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (f)		3,762	3,705
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (f)		514	528
Freddie Mac Pool #SL4068 7.00% 9/1/2055 (f)		1,739	1,841
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (f)		928	843
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (f)		30	31
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (f)		80	82

203	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(g)	USD	3,461	$3,432
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (f)		72	64
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (f)		64	56
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(g)		4,919	4,749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (f)		1,230	1,174
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (f)		6,783	6,522
Government National Mortgage Assn. 2.50% 7/1/2056 (f)(h)		4,300	3,672
Government National Mortgage Assn. 5.00% 7/1/2056 (f)(h)		135	133
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (f)		8,394	7,956
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (f)		22	22
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (f)		3,441	3,386
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (f)		7,752	7,094
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (f)		1,769	1,452
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (f)		3,529	2,898
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (f)		2,746	2,255
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (f)		6,241	5,125
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (f)		6,960	5,925
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (f)		2,607	2,211
Government National Mortgage Assn. Pool #MA7648 2.00% 10/20/2051 (f)		26	21
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (f)		2,498	2,127
Government National Mortgage Assn. Pool #MA7766 2.00% 12/20/2051 (f)		927	761
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (f)		8,963	7,358
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (f)		3,677	3,146
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (f)		3,163	2,698
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (f)		204	182
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (f)		26	21
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (f)		157	140
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (f)		31	26
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (f)		4,216	3,850
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (f)		4,347	3,871
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (f)		3,598	3,263
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (f)		19,422	17,571
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (f)		6,861	6,454
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (f)		4,794	4,522
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (f)		3,073	2,974
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (f)		10,907	10,541
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (f)		2,763	2,739
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (f)		7,077	6,835
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (f)		11,820	11,408
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (f)		75	62
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (f)		1,653	1,545
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (f)		1,530	1,475
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (f)		2,891	2,912
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (f)		1,713	1,724
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (f)		6,495	6,536
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (f)		8,288	8,341
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (f)		2,471	2,486
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (f)		1,411	1,065
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (f)(h)		3,253	2,964
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (f)(h)		2,592	2,362
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (f)(h)		19,829	15,838
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (f)(h)		15,886	13,276
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (f)(h)		2,686	2,639
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (f)(h)		2,388	2,441
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (f)(h)		23,501	24,313
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (f)(h)		432	456
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (f)(h)		47,248	37,724
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (f)(h)		49,740	41,553
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (f)(h)		4,063	3,988

American Funds Insurance Series	204

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (f)(h)	USD	1,110	$1,112
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (f)(h)		67,514	68,803
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (f)(h)		15,015	15,780
			2,364,843

Commercial mortgage-backed securities 3.44%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.368% 6/15/2040 (a)(f)(g)		11,443	11,510
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(f)		11,892	11,350
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.317% 7/15/2041 (a)(f)(g)		1,251	1,255
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (f)		770	754
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (f)		100	97
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (f)(g)		684	715
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (f)(g)		500	521
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (f)		3,537	3,619
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (f)		123	121
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (f)		1,018	963
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (f)		295	270
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (f)		2,541	2,493
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (f)(g)		781	773
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)(g)		3,361	3,454
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (f)(g)		2,174	2,220
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (f)(g)		2,774	2,860
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (f)(g)		7,780	7,987
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 4.99% 11/15/2038 (a)(f)(g)		248	248
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.24% 11/15/2038 (a)(f)(g)		73	73
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.59% 11/15/2038 (a)(f)(g)		110	110
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (a)(f)(g)		1,651	1,653
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (a)(f)(g)		7,294	7,295
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (a)(f)(g)		1,611	1,612
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(f)(g)		26,909	26,709
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (a)(f)(g)		7,147	7,182
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(f)(g)		28,535	28,612
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (a)(f)(g)		25,957	26,024
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (a)(f)(g)		1,514	1,519
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(f)(g)		19,044	19,328
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (f)		94	93
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565% 5/15/2043 (a)(f)(g)		27,080	27,021
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (a)(f)(g)		5,461	5,446
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(f)(g)		8,924	9,030
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(f)		966	982
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(f)		1,121	1,133
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (a)(f)(g)		862	871
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (f)		87	86
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(f)(g)		7,301	7,342
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (a)(f)(g)		9,136	9,167
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)(g)		2,432	2,460
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (a)(f)(g)		1,508	1,512
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(f)(g)		10,443	10,430
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (f)		400	395
205	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (f)	USD	100	$98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (f)		1,536	1,408
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (a)(f)(g)		8,260	8,285
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(f)(g)		15,120	15,479
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (a)(f)(g)		1,478	1,485
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(f)(g)		24,720	25,128
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (a)(f)(g)		28,416	28,448
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (f)		640	634
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (f)		240	236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(f)		6,854	5,924
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (f)(g)		2,040	2,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (f)		53	52
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (f)		245	244
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(f)(g)		4,409	4,376
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (a)(f)(g)		3,848	3,857
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(f)		4,065	3,624
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (a)(f)(g)		26,882	26,750
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (f)		2,550	2,541
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (f)		1,019	963
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (f)(g)		5,667	5,831
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (f)		205	204
			384,891

Collateralized mortgage-backed obligations (privately originated) 3.24%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(f)(g)		1,311	1,199
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(f)		28	28
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (a)(f)		3,181	3,092
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(b)(f)		10,719	10,426
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(f)(g)		484	454
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(f)(g)		89	88
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(f)(g)		586	533
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.613% 2/25/2065 (a)(b)(f)		5,987	6,002
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(f)(g)		1,594	1,590
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(f)(g)		11,853	11,602
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(f)(g)		4,632	4,361
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(f)(g)		82	78
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (a)(b)(f)		3,911	3,927
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(f)(g)		898	814
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (a)(f)(g)		1,723	1,748
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (a)(f)(g)		789	793
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (a)(f)(g)		329	329
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 1/25/2044 (a)(f)(g)		1,287	1,286
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (a)(f)(g)		507	511
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.728% 2/25/2044 (a)(f)(g)		72	72
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 2/25/2044 (a)(f)(g)		1,053	1,062
American Funds Insurance Series	206

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (a)(f)(g)	USD	948	$950
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (a)(f)(g)		1,565	1,568
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (a)(f)(g)		1,284	1,285
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (a)(f)(g)		3,006	3,009
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (a)(f)(g)		15,042	15,063
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (a)(f)(g)		9,348	9,354
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(f)(g)		1,565	1,297
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(f)(g)		1,716	1,422
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.578% 6/25/2042 (a)(f)(g)		4,954	5,014
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (a)(f)(g)		49	49
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (a)(f)(g)		1,519	1,568
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 4.978% 2/25/2044 (a)(f)(g)		1,180	1,181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (a)(f)(g)		6,657	6,664
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (a)(f)(g)		199	199
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.728% 5/25/2045 (a)(f)(g)		1,655	1,661
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (a)(f)(g)		2,216	2,217
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(b)(f)		2,826	2,839
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(f)(g)		1,380	1,263
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(b)(f)		619	604
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(b)(f)		11,241	11,291
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(f)(g)		429	436
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (a)(f)(g)		2,726	2,718
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(f)		448	448
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(f)		1,571	1,573
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(f)(g)		1,638	1,504
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(b)(f)		11,945	11,921
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(f)		2,833	2,821
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (a)(f)(g)		2,951	2,945
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (a)(f)(g)		2,016	2,026
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.699% 4/25/2053 (a)(f)(g)		1,551	1,556
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(f)(g)		9,331	9,229
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(f)		4,328	4,342
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(b)(f)		2,297	2,307
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(b)(f)		4,588	4,612
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(b)(f)		4,377	4,417
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(f)		11,270	11,336
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(b)(f)		3,530	3,527
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(b)(f)		12,912	12,976
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(f)(g)		6,316	6,265
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (a)(f)(g)		11,450	11,434
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(f)(g)		1,194	1,051
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(f)		1,074	1,060
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(f)(g)		1,044	993
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(f)		14,242	13,428
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(f)		4,038	3,807
207	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (a)(f)	USD	6,571	$6,346
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(f)		2,748	2,660
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (a)(f)(g)		6,364	6,372
Towd Point Mortgage Trust, Series 2018-2, Class M1, 3.50% 3/25/2058 (a)(f)(g)		10,125	9,581
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(f)		6,299	5,736
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.972% 7/25/2065 (a)(f)(g)		2,687	2,689
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(i)(j)		1,368	1,299
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(f)		8,553	8,492
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(f)		7,389	7,281
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(f)		3,300	3,225
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (a)(b)(f)		3,929	3,881
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (a)(f)(g)		3,987	3,992
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(f)		9,663	9,719
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(f)		4,560	4,586
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(b)(f)		9,503	9,538
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(f)(g)		4,036	4,026
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(f)(g)		3,205	3,207
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(b)(f)		16,477	16,534
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(f)		3,814	3,799
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (a)(f)(g)		13,229	13,148
			363,336
Total mortgage-backed obligations			3,113,070

Asset-backed obligations 3.78%
Other asset-backed securities 2.38%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(f)		9,848	9,858
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(f)		2,068	2,069
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (a)(f)		6,680	6,712
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(f)		6,619	6,519
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(f)		4,565	4,527
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(f)		3,384	3,409
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(f)		26	26
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(f)		2,772	2,632
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(f)		319	306
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(f)		303	304
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(f)		5,326	5,335
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(f)		7,948	8,036
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(f)		12,797	12,065
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(f)		5,006	4,721
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(f)		564	551
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(f)		18,008	15,024
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(f)		1,856	1,532
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(f)		3,362	2,071
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(f)		364	229
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(f)		5,836	4,638
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(f)		1,898	1,125
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(f)		14,588	14,640
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(f)		6,398	6,421
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(f)		2,312	2,315
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (a)(f)		6,642	6,630
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(f)		1,234	1,158
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(f)		2,434	2,280
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(f)		225	207
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(f)		200	187
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(f)		1,218	1,154
American Funds Insurance Series	208

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(f)	USD	922	$852
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(f)		103	93
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(f)		1,450	1,394
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(f)		5,519	5,143
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(f)		1,518	1,425
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(f)		1,279	1,188
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(f)		8,650	8,585
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (a)(f)		5,575	5,579
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(f)		197	197
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(f)		4,273	4,293
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(f)		2,824	2,679
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(f)		50,765	41,964
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(f)		2,268	2,276
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(f)		4,324	4,328
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(f)		2,314	2,313
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (a)(f)		4,100	4,239
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(f)		1,588	1,629
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(f)		493	493
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(f)		1,095	1,099
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/15/2028 (a)(f)		909	912
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(f)		1,920	1,893
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(f)		3,835	3,832
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(f)		121	121
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(f)		1,991	1,893
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(f)		367	352
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(f)		1,700	1,616
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(f)		535	525
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(f)		40	40
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(f)		339	333
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(f)		394	385
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(f)		510	498
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(f)		1,541	1,479
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(f)		551	532
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(f)		1,235	1,163
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(f)		4,159	3,916
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(f)		232	218
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(f)		3,520	3,316
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(f)		2,867	2,749
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(f)		86	78
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(f)		6,585	6,198
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(f)		2,318	2,140
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(f)		225	208
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (a)(f)		7,988	8,010
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (a)(f)		513	509
U.S. Bank NA, Series 2026-RVM1, Class C, 7.056% 12/25/2046 (a)(f)		2,112	2,106
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(f)		5,380	5,403
			266,875

Auto loan 0.96%
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (f)		143	144
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(f)		1,148	1,145
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(f)		177	177
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(f)		64	64
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(f)		6,724	6,777
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(f)		1,348	1,349
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(f)		5,059	5,176
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(f)		4,665	4,742
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (f)		36	37
209	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(f)	USD	239	$240
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(f)		309	310
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(f)		799	805
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(f)		301	302
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(f)		3,661	3,666
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(f)		397	397
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(f)		4,378	4,395
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (f)		7	7
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (f)		103	103
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (f)		758	767
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (f)		283	286
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(f)		1,014	1,091
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (f)		219	220
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (f)		597	600
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(f)		4,218	4,247
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(f)		293	294
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(f)		507	515
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(f)		1,229	1,229
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(f)		673	677
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (f)		140	141
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (f)		320	323
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(f)		4,815	4,868
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(f)		2,703	2,758
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(f)		3,984	4,099
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/15/2030 (a)(f)		948	964
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(f)		1,174	1,159
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(f)		17,770	17,637
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(f)		1,264	1,255
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(f)		859	853
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(f)		3,007	3,036
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (f)		174	174
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (f)		39	39
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (f)		160	161
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(f)		473	474
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(f)		846	848
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(f)		3,223	3,242
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(f)		714	720
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(f)		316	317
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(f)		483	490
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(f)		123	124
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (f)		414	417
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (f)		150	150
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (f)		459	461
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(f)		143	144
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(f)		361	364
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (a)(f)		5,525	5,533
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(f)		1,572	1,578
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(f)		1,236	1,251
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(f)		7,297	7,330
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(f)		6,769	6,800
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (f)		90	91
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (f)		232	233
			107,796

Credit card 0.24%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(f)		13,550	13,563
American Funds Insurance Series	210

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Credit card (continued)
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(f)	USD	2,456	$2,444
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(f)		2,416	2,411
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(f)		8,461	8,451
			26,869

Student loan 0.20%
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 4.693% 3/15/2057 (a)(f)(g)		13,238	13,196
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(f)		117	110
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(f)		1,965	1,873
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(f)		4,520	4,293
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (a)(f)(g)		1,505	1,499
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.013% 7/25/2051 (a)(f)(g)		123	123
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (a)(f)(g)		546	550
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(f)		495	499
			22,143
Total asset-backed obligations			423,683

Bonds & notes of governments & government agencies outside the U.S. 1.70%
Mexico 1.31%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)		75,226	75,625
Eagle Funding LuxCo SARL 5.50% 8/17/2030		8,029	8,071
United Mexican States 6.00% 5/13/2030		2,960	3,039
United Mexican States 6.00% 5/7/2036		32,486	32,458
United Mexican States 6.875% 5/13/2037		3,200	3,361
United Mexican States 6.25% 8/27/2037		9,050	9,062
United Mexican States 7.375% 5/13/2055		14,311	15,202
			146,818

Greece 0.29%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR	10,830	11,778
Greece (Hellenic Republic of) 0.75% 6/18/2031		9,600	9,885
Greece (Hellenic Republic of) 4.125% 6/15/2054		9,650	10,832
			32,495

Dominican Republic 0.08%
Dominican Republic (Government of) 5.95% 1/25/2027 (a)	USD	8,100	8,160
Dominican Republic (Government of) 7.05% 2/3/2031 (a)		680	716
			8,876

Poland 0.01%
Poland (Republic of), Series 10Y, 5.75% 11/16/2032		555	583
Poland (Republic of), Series 10Y, 4.875% 10/4/2033		830	827
			1,410

Chile 0.01%
Chile (Republic of) 4.00% 1/31/2052		580	458
Total bonds & notes of governments & government agencies outside the U.S.			190,057
211	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 1.41%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	USD	2,100	$2,390

Illinois 1.23%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		65	64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		31,050	28,738
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		8,945	8,278
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031		2,025	2,042
City of Chicago, GO Bonds, Series 2026-B, 6.226% 1/1/2032		2,640	2,674
City of Chicago, GO Bonds, Series 2026-A, 6.326% 1/1/2033		1,005	1,010
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		93,944	94,957
			137,763

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049		7,500	7,837

New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045		1,640	1,635
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051		1,175	1,128
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055		460	443
			3,206

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		4,075	2,830

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		4,470	4,397
Total municipals			158,423

Loans 0.08%
Financials 0.05%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(g)(j)(k)		5,311	5,342

Communication services 0.03%
Discovery Global Holdings, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 6/03/2033 (g)(k)		3,599	3,605
Total loans			8,947
Total bonds, notes & other debt instruments (cost: $10,964,108,000)			10,816,377

Common stocks 0.00%		Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (a)		555	12
FORESEA Holding SA, Class B (a)		61	2
Total common stocks (cost: $8,000)			14
American Funds Insurance Series	212

The Bond Fund of America® (continued)

Short-term securities 4.35%	Shares	Value (000)
Money market investments 4.35%
Capital Group Central Cash Fund 3.70% (l)(m)	4,873,118	$487,263
Total short-term securities (cost: $487,266,000)		487,263
Total investment securities 100.94% (cost: $11,451,382,000)		11,303,654

TBA sale commitments (1.74)%	Principal amount (000)
Mortgage-backed obligations (1.74)%
Federal agency mortgage-backed obligations (1.74)%
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (f)(h)	USD	(34,093)	(29,730)
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (f)(h)		(54,683)	(49,621)
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (f)(h)		(18,700)	(17,480)
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (f)(h)		(56,351)	(53,991)
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (f)(h)		(43,565)	(43,711)
Total TBA sale commitments (proceeds: $193,891,000)			(194,533)
Other assets less liabilities 0.80%			88,843
Net assets 100.00%			$11,197,964

Futures contracts

					Value and unrealized appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 6/30/2026
Contracts	Type	contracts	date	(000)	(000)
3 Month SOFR Futures	Long	103	9/16/2026	USD24,797	$(126)
3 Month SOFR Futures	Long	5,019	3/17/2027	1,204,058	(3,727)
2 Year U.S. Treasury Note Futures	Long	4,893	10/5/2026	1,008,608	(813)
5 Year U.S. Treasury Note Futures	Long	6,726	10/5/2026	719,997	1,645
10 Year Italy Government Bond Futures	Long	287	9/10/2026	39,138	544
10 Year Euro-Bund Futures	Short	522	9/10/2026	(75,950)	(766)
10 Year U.S. Treasury Note Futures	Long	3,915	9/30/2026	430,222	1,736
10 Year Ultra U.S. Treasury Note Futures	Long	558	9/30/2026	62,757	618
20 Year U.S. Treasury Bond Futures	Long	621	9/30/2026	70,483	1,877
30 Year Ultra U.S. Treasury Bond Futures	Long	2,796	9/30/2026	324,773	10,907
					$11,895

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement Date	at 6/30/2026 (000)
BRL	11,355	USD	2,234	Morgan Stanley	7/10/2026	$(40)
JPY	3,901,364	EUR	21,055	Goldman Sachs	7/10/2026	(53)
BRL	24,015	USD	4,615	Goldman Sachs	7/13/2026	22
BRL	11,589	USD	2,244	Citibank	7/13/2026	(7)
BRL	39,480	USD	7,746	RBC Capital Markets	7/13/2026	(123)
USD	26,454	JPY	4,230,230	Goldman Sachs	7/15/2026	406

213	American Funds Insurance Series

The Bond Fund of America® (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement Date	at 6/30/2026 (000)
USD	68,807	EUR	60,039	Citibank	8/5/2026	$99
EUR	17,714	USD	20,270	Citibank	8/5/2026	1
						$305

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2026 (000)	(received) (000)	at 6/30/2026 (000)
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	USD	12,943	$(29)	$—	$(29)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	USD	14,701	(10)	—	(10)
3.998%	Annual	SOFR	Annual	12/4/2028	USD	40,040	25	—	25
SOFR	Annual	3.5935%	Annual	4/28/2029	USD	97,070	907	—	907
SOFR	Annual	3.945%	Annual	5/31/2029	USD	20,090	(4)	—	(4)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD	11,993	224	—	224
SOFR	Annual	3.455%	Annual	10/7/2029	USD	12,103	173	—	173
SOFR	Annual	3.551%	Annual	10/7/2029	USD	12,103	138	—	138
SOFR	Annual	3.4445%	Annual	10/7/2029	USD	6,052	89	—	89
SOFR	Annual	3.4805%	Annual	10/7/2029	USD	6,052	82	—	82
SOFR	Annual	3.543%	Annual	10/7/2029	USD	6,052	70	—	70
SOFR	Annual	3.552%	Annual	10/7/2029	USD	4,000	45	—	45
SOFR	Annual	3.9195%	Annual	11/15/2029	USD	8,240	— (e)	—	— (e)
SOFR	Annual	3.763%	Annual	12/12/2029	USD	11,790	59	—	59
SOFR	Annual	3.4415%	Annual	2/28/2030	USD	18,470	294	—	294
SOFR	Annual	3.7815%	Annual	3/31/2030	USD	10,484	46	—	46
SOFR	Annual	3.794%	Annual	3/31/2030	USD	5,301	21	—	21
SOFR	Annual	3.796%	Annual	3/31/2030	USD	5,301	21	—	21
SOFR	Annual	3.797%	Annual	3/31/2030	USD	2,774	11	—	11
SOFR	Annual	3.6065%	Annual	5/12/2030	USD	9,910	105	—	105
SOFR	Annual	3.2175%	Annual	9/18/2030	USD	15,786	415	—	415
SOFR	Annual	3.2385%	Annual	9/18/2030	USD	8,168	208	—	208
SOFR	Annual	3.2145%	Annual	9/18/2030	USD	3,938	104	—	104
SOFR	Annual	3.2155%	Annual	9/18/2030	USD	3,938	104	—	104
SOFR	Annual	3.237%	Annual	10/24/2030	USD	26,480	691	—	691
SOFR	Annual	3.878%	Annual	11/30/2030	USD	24,110	17	—	17
SOFR	Annual	3.91177%	Annual	11/30/2030	USD	50,000	(27)	—	(27)
SOFR	Annual	3.563%	Annual	2/2/2031	USD	11,110	155	—	155
3.403%	Annual	SOFR	Annual	6/17/2031	USD	19,345	(425)	—	(425)
SOFR	Annual	3.482%	Annual	10/2/2032	USD	5,002	118	—	118
SOFR	Annual	3.34%	Annual	10/24/2032	USD	19,580	621	—	621
SOFR	Annual	3.628%	Annual	1/14/2033	USD	58,690	964	—	964
SOFR	Annual	3.6715%	Annual	3/23/2033	USD	38,600	558	—	558
SOFR	Annual	3.821%	Annual	3/31/2033	USD	38,440	219	—	219
SOFR	Annual	3.717%	Annual	4/20/2033	USD	26,280	314	—	314
SOFR	Annual	3.6525%	Annual	4/21/2033	USD	74,340	1,175	—	1,175
SOFR	Annual	4.037%	Annual	5/31/2033	USD	17,330	(116)	—	(116)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD	16,295	351	—	351
SOFR	Annual	3.6775%	Annual	10/8/2035	USD	20,240	474	—	474
SOFR	Annual	3.663%	Annual	10/9/2035	USD	14,500	356	—	356

American Funds Insurance Series	214

The Bond Fund of America® (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
	Payment		Payment	Expiration	amount		6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date		(000)	(000)	(000)	(000)
SOFR	Annual	3.504%	Annual	10/24/2035	USD	14,510	$538	$—	$538
SOFR	Annual	3.66593%	Annual	11/3/2035	USD	20,280	500	—	500
SOFR	Annual	3.8035%	Annual	1/16/2036	USD	29,280	429	—	429
SOFR	Annual	4.0655%	Annual	2/15/2036	USD	13,320	(75)	—	(75)
SOFR	Annual	3.73632%	Annual	6/17/2036	USD	21,081	454	—	454
SOFR	Annual	3.883%	Annual	7/28/2045	USD	33,965	1,438	—	1,438
4.17859%	Annual	SOFR	Annual	11/15/2052	USD	11,980	(41)	—	(41)
4.07464%	Annual	SOFR	Annual	6/17/2056	USD	5,086	(78)	—	(78)
							$11,708	$—	$11,708

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)		6/30/2026 (000)	(received) (000)	at 6/30/2026 (000)
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	160,970	$448	$—	$448
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	88,380	86	—	86
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL	19,180	52	—	52
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL	36,820	(350)	—	(350)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	41,300	(374)	—	(374)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	25,300	(382)	—	(382)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	41,300	(392)	—	(392)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	56,000	(443)	—	(443)
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL	76,120	(523)	—	(523)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	38,509	(566)	—	(566)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	38,753	(571)	—	(571)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	38,500	(586)	—	(586)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	77,000	(691)	—	(691)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL	77,020	(1,135)	—	(1,135)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	76,900	(1,141)	—	(1,141)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL	75,919	(1,157)	—	(1,157)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL	19,400	(199)	—	(199)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL	19,625	(203)	—	(203)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL	41,625	(462)	—	(462)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	BRL	80,500	(810)	—	(810)
								$(9,399)	$—	$(9,399)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Reference	Financing	Payment	Expiration	amount		6/30/2026	(received)	at 6/30/2026
index	rate paid	frequency	date		(000)	(000)	(000)	(000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR	15,070	$(386)	$(253)	$(133)

215	American Funds Insurance Series

The Bond Fund of America® (continued)

Swap contracts (continued)

Credit default swaps (continued)

Centrally cleared credit default swaps on credit indices — sell protection

				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Reference	Financing	Payment	Expiration	amount (n)		6/30/2026 (o)	(received)	at 6/30/2026
index	rate received	frequency	date		(000)	(000)	(000)	(000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD	89,408	$1,962	$1,881	$81

Investments in affiliates (m)

				Net	Net unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2026	Additions	Reductions	gain (loss)	(depreciation)	6/30/2026	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 4.35%
Money market investments 4.35%
Capital Group Central Cash Fund 3.70% (l)	$624,236	$1,860,965	$1,997,893	$69	$(114)	$487,263	$6,709

(a)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,862,385,000, which represented 16.63% of the net assets of the fund.
(b)	Step bond; coupon rate may change at a later date.
(c)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $85,789,000, which represented 0.77% of the net assets of the fund.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Amount less than one thousand.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(h)	Represents securities transacted on a TBA basis.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Value determined using significant unobservable inputs.
(k)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(l)	Rate represents the seven-day yield at 6/30/2026.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
American Funds Insurance Series	216

The Bond Fund of America® (continued)

Key to abbreviation(s)

Assn. = Association

Auth. = Authority

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CME = CME Group

CPI = Consumer Price Index

DAC = Designated Activity Company

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Fin. = Finance

Fncg. = Financing

GO = General Obligation

ICE = Intercontinental Exchange, Inc.

JPY = Japanese yen

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

217	American Funds Insurance Series

Capital World Bond Fund®

Investment portfolio June 30, 2026	unaudited

Bonds, notes & other debt instruments 89.27%	Principal amount (000)		Value (000)
Euros 18.39%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR	2,800	$3,046
Air France-KLM 3.75% 9/4/2030		600	677
Albania (Republic of) 4.75% 2/14/2035		1,570	1,819
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)		500	610
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)		100	119
Alphabet, Inc. 3.45% 5/11/2032		504	582
Altria Group, Inc. 3.125% 6/15/2031		800	904
Amprion Gmbh 3.971% 9/22/2032		500	586
Amprion Gmbh 4.125% 9/7/2034		1,000	1,176
Amprion Gmbh 3.875% 6/5/2036		1,800	2,062
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)		1,000	1,168
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)		900	1,061
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)		1,500	1,797
Bank Gospodarstwa Krajowego 3.75% 6/10/2034		638	736
Bank Gospodarstwa Krajowego 4.25% 9/13/2044		290	326
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)		500	577
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)		1,025	1,204
Becton Dickinson Euro Finance SARL 3.855% 5/20/2033		362	418
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036		1,450	1,653
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054		880	848
BMS Ireland Capital Funding DAC 4.581% 11/10/2055		500	567
BMS Ireland Capital Funding Designated Activity Co. 3.857% 11/10/2038		290	331
BMS Ireland Capital Funding Designated Activity Co. 4.289% 11/10/2045		220	249
BPCE SA 4.50% 1/13/2033		1,400	1,670
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)		900	1,071
Bulgaria (Republic of), Series 10Y, 3.375% 7/18/2035		915	1,021
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (a)		1,000	1,171
Coca-Cola Co. 3.375% 8/15/2037		155	173
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)		1,900	2,261
Croatia (Republic of) 3.25% 2/11/2037		1,005	1,131
Danaher Corp. 3.625% 4/29/2034		1,320	1,520
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)		4,000	4,328
Deutsche Telekom AG 3.25% 6/4/2035		1,990	2,233
Deutsche Telekom International Finance BV 7.50% 1/24/2033		200	283
Dow Chemical Co. (The) 1.125% 3/15/2032		827	818
Eaton Capital Unlimited Co. 3.802% 5/21/2036		640	737
Eaton Capital Unlimited Co. 4.00% 3/10/2038		205	237
Egypt (Arab Republic of) 5.625% 4/16/2030		300	342
Electricite de France SA 4.25% 1/25/2032		500	596
Electricite de France SA 4.00% 5/7/2037		500	574
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)		2,400	2,694
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)		1,200	1,475
ENEL Finance International NV 4.00% 2/20/2031		465	546
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (a)		865	978
Engie SA 3.875% 1/6/2031		1,000	1,171
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)		240	290
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)		1,375	1,564
European Investment Bank 0.25% 1/20/2032		2,075	2,064
European Investment Bank 1.50% 6/15/2032		1,000	1,061
European Investment Bank 2.875% 1/15/2035		395	447
European Union 2.875% 12/6/2027		340	390
European Union 2.50% 10/14/2030		985	1,114
European Union 0% 7/4/2031		705	702
European Union 2.75% 12/13/2032		2,010	2,271
European Union 3.25% 12/12/2036		390	443
European Union 3.625% 12/12/2040		500	570
European Union 0.70% 7/6/2051		3,000	1,691
European Union 4.00% 10/12/2055		3,000	3,417
American Funds Insurance Series	218

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Finland (Republic of), Series 10Y, 3.375% 9/15/2036	EUR	2,438	$2,818
Ford Motor Credit Co., LLC 3.622% 7/27/2028		960	1,100
Ford Motor Credit Co., LLC 3.305% 5/17/2029		1,370	1,548
Ford Motor Credit Co., LLC 4.087% 2/17/2033		805	902
French Republic O.A.T. 0.75% 2/25/2028		980	1,085
French Republic O.A.T. 2.75% 2/25/2029		1,790	2,046
French Republic O.A.T. 0% 11/25/2030		9,000	9,066
French Republic O.A.T. 0% 5/25/2032		2,120	2,022
French Republic O.A.T. 2.00% 11/25/2032		1,270	1,354
French Republic O.A.T. 3.00% 5/25/2033		770	867
French Republic O.A.T. 3.80% 6/25/2037		1,880	2,169
French Republic O.A.T. 0.50% 5/25/2040		600	435
French Republic O.A.T. 0.75% 5/25/2052		130	66
French Republic O.A.T. 3.75% 5/25/2056		300	304
General Motors Financial Co., Inc. 3.70% 7/14/2031 (b)		1,055	1,211
Germany (Federal Republic of) 0% 10/9/2026		2,305	2,617
Germany (Federal Republic of) 0% 11/15/2027		1,400	1,547
Germany (Federal Republic of) 1.70% 8/15/2032		930	1,007
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035		15,800	17,635
Germany (Federal Republic of) 1.00% 5/15/2038		1,300	1,186
Germany (Federal Republic of) 3.40% 5/15/2047		2,620	3,017
Greece (Hellenic Republic of) 3.875% 6/15/2028		615	720
Greece (Hellenic Republic of) 1.50% 6/18/2030		690	750
Greece (Hellenic Republic of) 1.75% 6/18/2032		945	1,005
Greece (Hellenic Republic of) 3.625% 6/15/2035		1,411	1,636
Greece (Hellenic Republic of) 4.125% 6/15/2054		1,935	2,172
Hungary (Republic of) 4.875% 3/22/2040		305	367
Hyundai Capital America 2.875% 6/26/2028		650	739
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)		1,200	1,503
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (a)		855	993
Ireland (Republic of) 2.60% 10/18/2034		1,000	1,117
Ireland (Republic of) 3.15% 10/18/2055		755	792
Italy (Republic of) 3.10% 8/28/2026		3,425	3,918
Italy (Republic of) 3.25% 11/15/2032		2,595	2,975
Italy (Republic of) 4.20% 3/1/2034		1,430	1,728
Italy (Republic of) 3.65% 8/1/2035		5,500	6,355
Italy (Republic of), Series 16Y, 1.45% 3/1/2036		3,940	3,734
Italy (Republic of) 4.45% 9/1/2043		1,580	1,888
Italy (Republic of) 4.30% 10/1/2054		2,605	2,946
Italy (Republic of) 4.65% 10/1/2055		1,845	2,196
Johnson & Johnson 3.35% 2/26/2037		360	405
KfW 2.375% 6/29/2029		715	811
Latvia (Republic of) 3.50% 1/17/2028		1,320	1,523
Lithuania (Republic of) 3.50% 7/3/2031		1,170	1,368
Lithuania (Republic of) 3.50% 2/13/2034		1,620	1,862
Lithuania (Republic of) 4.125% 1/22/2041		1,140	1,307
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)		100	117
Magyar Export-Import Bank 6.00% 5/16/2029		500	608
MPT Finance Corp. 7.00% 2/15/2032		100	115
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)		1,000	1,073
NextEra Energy Capital Holdings, Inc. 2.989% 2/10/2030		240	272
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034		2,190	2,497
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (a)		445	502
North Macedonia (Republic of) 4.75% 1/21/2034		232	264
Orange 3.50% 5/19/2035		1,100	1,241
PepsiCo, Inc. 0.75% 10/14/2033		2,000	1,908
Philip Morris International, Inc. 2.75% 6/6/2029		770	871
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)		320	395
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)		730	871
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030		350	364
Portugal (Republic of), Series 10Y, 3.00% 6/15/2035		500	565
219	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	EUR	1,320	$1,509
Portugal (Republic of), Series 15Y, 3.375% 6/15/2040		430	481
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054		685	746
Portugal (Republic of) 3.875% 6/15/2046		530	613
Prysmian SpA 3.875% 11/28/2031		435	508
Republika Srpska 6.25% 4/2/2031		460	533
Romania (Republic of) 2.125% 3/7/2028		500	561
Severn Trent Utilities Finance PLC 4.00% 3/5/2034		475	550
Severn Trent Utilities Finance PLC 3.875% 8/4/2037		1,030	1,156
Shell International Finance BV 1.50% 4/7/2028		1,000	1,118
Slovak Republic, Series 250, 3.75% 3/6/2034		640	755
Spain (Kingdom of) 0% 1/31/2028		900	988
Spain (Kingdom of) 1.45% 4/30/2029		1,890	2,092
Spain (Kingdom of) 3.55% 10/31/2033		4,635	5,465
Spain (Kingdom of) 3.25% 4/30/2034		1,980	2,283
Spain (Kingdom of) 3.30% 4/30/2036		1,775	2,029
Spain (Kingdom of) 3.40% 10/31/2036		1,012	1,162
Spain (Kingdom of) 1.90% 10/31/2052		1,010	767
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030		200	222
Stryker Corp. 1.00% 12/3/2031		450	456
TenneT Netherlands BV 3.25% 4/1/2036		1,400	1,613
T-Mobile USA, Inc. 3.15% 2/11/2032		1,000	1,127
Treasury Corp. of Victoria 3.625% 9/29/2040		1,000	1,138
Verallia SAS 3.875% 11/4/2032		3,300	3,657
Verizon Communications, Inc. 3.50% 6/28/2032		1,620	1,850
Verizon Communications, Inc., junior subordinated, 4.246% 8/15/2056 (5-year EUR-ICE Swap EURIBOR + 1.716% on 8/15/2032) (a)		645	733
			210,157

Japanese yen 5.15%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY	400,000	2,444
Indonesia (Republic of), Series 32, 1.33% 5/25/2029		300,000	1,795
Japan, Series 381, 2.10% 12/20/2035		1,072,900	6,314
Japan, Series 21, 2.30% 12/20/2035		1,097,250	6,570
Japan, Series 162, 0.60% 9/20/2037		1,966,150	9,496
Japan, Series 173, 0.40% 6/20/2040		270,900	1,147
Japan, Series 179, 0.50% 12/20/2041		196,950	802
Japan, Series 182, 1.10% 9/20/2042		619,850	2,739
Japan, Series 186, 1.50% 9/20/2043		1,182,150	5,449
Japan, Series 188, 1.60% 3/20/2044		69,000	319
Japan, Series 192, 2.40% 3/20/2045		282,950	1,469
Japan, Series 53, 0.60% 12/20/2046		946,350	3,282
Japan, Series 37, 0.60% 6/20/2050		694,500	2,130
Japan, Series 73, 0.70% 12/20/2051		1,372,750	4,115
Japan, Series 74, 1.00% 3/20/2052		246,100	807
Japan, Series 79, 1.20% 6/20/2053		612,200	2,081
Japan, Series 81, 1.60% 12/20/2053		168,700	637
Japan, Series 84, 2.10% 9/20/2054		146,750	626
Japan, Series 89, 3.40% 12/20/2055		3,950	22
Japan, Series 90, 3.70% 3/20/2056		1,119,200	6,660
			58,904

British pounds 3.25%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP	800	1,071
Electricite de France SA 5.50% 3/27/2037		900	1,141
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)		900	1,065
Morgan Stanley 5.432% 9/10/2032 (GBP-SONIA / N + 1.147% on 9/10/2031) (a)		385	519
Quebec Canada (Province of) 4.375% 7/2/2031		1,417	1,870
United Kingdom 4.125% 7/22/2029		2,015	2,667
American Funds Insurance Series	220

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
British pounds (continued)
United Kingdom 1.00% 1/31/2032	GBP	5,750	$6,366
United Kingdom 3.25% 1/31/2033		1,090	1,346
United Kingdom 0.625% 7/31/2035		7,000	6,506
United Kingdom 0.875% 1/31/2046		4,917	2,973
United Kingdom 3.75% 10/22/2053		1,870	1,869
United Kingdom 4.375% 7/31/2054		7,090	7,899
United Kingdom 2.50% 7/22/2065		2,643	1,856
			37,148

Brazilian reais 1.94%
Brazil (Federative Republic of) 0% 1/1/2030	BRL	34,274	4,181
Brazil (Federative Republic of) 10.00% 1/1/2031		31,008	5,226
Brazil (Federative Republic of) 10.00% 1/1/2035		59,847	9,317
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)		2,228	368
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)		19,102	3,060
			22,152

Canadian dollars 1.58%
Canada (Government of) 3.50% 3/1/2028	CAD	15,013	10,721
Canada (Government of) 2.75% 12/1/2048		3,500	2,108
Canada (Government) 3.25% 12/1/2033		7,330	5,186
			18,015

South Korean won 1.54%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW	5,158,930	3,277
South Korea (Republic of), Series 2803, 3.25% 3/10/2028		3,998,100	2,564
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		12,741,610	8,330
South Korea (Republic of), Series 3512, 3.25% 12/10/2035		5,764,520	3,476
			17,647

Peruvian nuevos soles 1.53%
Peru (Republic of) 7.60% 8/12/2039	PEN	55,930	17,544

Australian dollars 1.52%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD	3,640	2,198
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034		4,415	2,884
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034		3,440	2,191
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037		4,980	3,152
New South Wales Treasury Corp. 5.25% 10/17/2034		6,052	4,227
New South Wales Treasury Corp. 5.25% 2/24/2038		3,956	2,682
			17,334

Hungarian forints 1.22%
Hungary (Republic of) 3.00% 8/21/2030	HUF	2,824,560	8,410
Hungary (Republic of) 3.00% 4/25/2041		2,186,960	5,495
			13,905

Malaysian ringgits 1.03%
Malaysia (Federation of), Series 0316, 4.07% 9/30/2026	MYR	15,640	3,846
Malaysia (Federation of), Series 0316, 3.90% 11/30/2026		15,961	3,928
221	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Malaysian ringgits (continued)
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR	5,412	$1,348
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040		8,458	2,055
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041		2,484	644
			11,821

Chinese yuan renminbi 0.92%
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	CNY	28,730	4,239
China (People’s Republic of), Series INBK, 2.27% 5/25/2034		28,730	4,449
China (People’s Republic of), Series INBK, 3.19% 4/15/2053		4,720	828
China (People’s Republic of), Series INBK, 3.00% 10/15/2053		5,150	881
China (Peoples Republic of), Series INBK, 3.53% 10/18/2051		800	147
			10,544

Colombian pesos 0.74%
Colombia (Republic of), Series B, 12.50% 2/27/2030	COP	10,873,400	3,205
Colombia (Republic of), Series B, 12.00% 3/13/2058		18,150,500	5,264
			8,469

Indian rupees 0.74%
European Bank for Reconstruction and Development 6.875% 7/30/2031	INR	25,000	259
European Bank for Reconstruction and Development 6.75% 1/13/2032		428,900	4,421
European Investment Bank 6.95% 3/1/2029		46,200	479
European Investment Bank 7.40% 10/23/2033		205,700	2,182
International Bank for Reconstruction and Development 6.50% 4/17/2030		107,000	1,100
			8,441

Mexican pesos 0.60%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN	13,920	829
America Movil, SAB de CV, 9.50% 1/27/2031		41,870	2,448
International Finance Corp. 0% 4/26/2052		188,620	1,065
Petroleos Mexicanos 7.47% 11/12/2026		25,040	1,427
United Mexican States, Series M, 8.00% 7/31/2053		21,739	1,056
			6,825

Danish kroner 0.53%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK	45,137	5,715
Realkredit Danmark AS 1.00% 10/1/2053 (d)		2,418	287
			6,002

South African rand 0.52%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR	8,400	517
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032		18,560	1,146
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040		68,630	4,238
			5,901

Indonesian rupiah 0.46%
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	IDR	26,010,000	1,523
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034		29,412,000	1,579
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034		6,937,000	415
Indonesia (Republic of), Series 103, 6.75% 7/15/2035		32,954,000	1,787
			5,304
American Funds Insurance Series	222

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Czech korunas 0.39%
Czech Republic, Series 78, 2.50% 8/25/2028	CZK	26,120	$1,196
Czech Republic, Series 138, 1.75% 6/23/2032		26,120	1,075
Czech Republic, Series 154, 4.50% 11/11/2032		46,040	2,196
			4,467

Polish zloty 0.34%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	4,900	1,244
Poland (Republic of), Series 1033, 6.00% 10/25/2033		9,280	2,621
			3,865

New Zealand dollars 0.31%
New Zealand (Government of), Series 0536, 4.25% 5/15/2036	NZD	3,432	1,932
New Zealand (Government of), Series 0950, 3.25% 9/20/2050 (c)		2,596	1,556
			3,488

Kazakhstani tenge 0.17%
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT	130,571	242
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027		139,440	293
Kazakhstan (Republic of), Series 16Y, 5.00% 4/18/2028		494,589	873
Kazakhstan (Republic of), Series 8Y, 10.47% 10/27/2028		293,400	559
			1,967

Chilean pesos 0.17%
Chile (Republic of) 6.00% 4/1/2033	CLP	1,720,000	1,935

Turkish lira 0.15%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY	70,000	1,498
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033		12,175	161
			1,659

Philippine pesos 0.10%
Asian Development Bank 5.25% 4/29/2035	PHP	45,900	720
Philippines (Republic of) 6.75% 9/15/2032		27,600	449
			1,169

U.S. dollars 45.98%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD	200	203
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (d)(e)(f)		1,182	1,182
Abbott Laboratories 4.65% 3/15/2036		1,300	1,263
AbbVie, Inc. 5.05% 3/15/2034		1,500	1,517
Accendra Health, Inc. 9.00% 6/15/2032 (e)		14	13
Accendra Health, Inc. 9.75% 6/15/2033 (e)		35	24
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)		38	38
ADT Security Corp. 5.875% 10/15/2033 (e)		65	64
Advance Auto Parts, Inc. 5.95% 3/9/2028		45	46
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (e)		20	20
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)		366	368
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)		660	561
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)		1,000	1,036
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)		140	133
Albertsons Cos., Inc. 5.75% 3/31/2034 (e)		60	57
223	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	USD	200	$207
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (f)(h)		65	62
Alfa Transmisora De Energia SA 4.55% 9/27/2051		1,290	1,030
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.805% 4/20/2032 (d)(e)(f)		160	161
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)		50	52
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)		120	118
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)		180	183
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)		70	70
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)		300	299
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)		200	206
Amazon.com, Inc. 1.50% 6/3/2030		2,040	1,825
Amazon.com, Inc. 5.45% 11/20/2055		578	547
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)		98	101
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)		1,030	1,053
Amgen, Inc. 5.25% 3/2/2030		981	1,000
Amgen, Inc. 5.25% 3/2/2033		1,500	1,527
Amgen, Inc. 4.85% 2/19/2036		903	885
Amgen, Inc. 5.65% 3/2/2053		132	129
Amphenol Corp. 5.00% 1/15/2035		1,000	1,000
AmWINS Group, Inc. 4.875% 6/30/2029 (e)		110	106
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)		110	110
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)		115	111
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(e)		3,427	3,376
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)		921	914
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(e)		515	517
Apple Bidco, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.144% 9/23/2031 (f)(h)		143	144
Aretec Group, Inc. 7.50% 4/1/2029 (e)		245	244
Aretec Group, Inc. 10.00% 8/15/2030 (e)		45	47
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (e)		110	107
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)		55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)		25	25
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)		15	15
Asurion, LLC 8.375% 2/1/2034 (e)		55	51
AT&T, Inc. 5.25% 10/30/2036		1,040	1,022
AT&T, Inc. 3.50% 9/15/2053		1,000	650
ATI, Inc. 7.25% 8/15/2030		60	62
Avantor Funding, Inc. 3.875% 11/1/2029 (e)		600	573
Azule Energy Finance PLC 8.25% 1/22/2031		860	861
B&G Foods, Inc. 5.25% 9/15/2027		210	211
B&G Foods, Inc. 8.00% 9/15/2028 (e)		25	25
BAE Systems PLC 5.30% 3/26/2034 (e)		865	881
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (a)		229	237
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(e)		1,380	1,361
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(f)		219	228
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)		950	988
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)		425	436
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)		1,000	884
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (a)		1,535	1,512
BAT Capital Corp. 4.625% 3/22/2033		188	184
BAT Capital Corp. 5.625% 8/15/2035		7,471	7,702
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)		120	123
Bath & Body Works, Inc. 6.875% 11/1/2035		75	77
Baxter International, Inc. 5.65% 12/15/2035		300	298
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (a)		730	716
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)		3,342	3,608
American Funds Insurance Series	224

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	USD	400	$393
Block, Inc. 6.50% 5/15/2032		240	245
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (e)		180	179
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)		1,070	1,093
Boeing Co. (The) 6.259% 5/1/2027		45	46
Boeing Co. (The) 5.15% 5/1/2030		2,451	2,481
Boeing Co. (The) 3.625% 2/1/2031		718	684
Boeing Co. (The) 6.388% 5/1/2031		723	768
Boeing Co. (The) 6.528% 5/1/2034		457	497
Boeing Co. (The) 5.805% 5/1/2050		50	49
Boeing Co. (The) 6.858% 5/1/2054		526	592
Boyd Gaming Corp. 4.75% 6/15/2031 (e)		45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)		107	105
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(e)		1,250	1,232
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(e)		1,500	1,470
Braskem Netherlands Finance BV 4.50% 1/31/2030		4,202	2,419
Braskem Netherlands Finance BV 8.50% 1/12/2031		3,135	1,965
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)		525	329
Braskem Netherlands Finance BV 7.25% 2/13/2033		793	471
Bristol-Myers Squibb Co. 5.20% 2/22/2034		1,925	1,964
Bristol-Myers Squibb Co. 5.55% 2/22/2054		1,200	1,173
Broadcom, Inc. 4.00% 4/15/2029 (e)		500	492
Broadcom, Inc. 3.469% 4/15/2034		746	670
Broadcom, Inc. 3.137% 11/15/2035 (e)		500	425
Brown & Brown, Inc. 5.25% 6/23/2032		100	100
Brown & Brown, Inc. 5.55% 6/23/2035		1,000	998
Brown & Brown, Inc. 6.25% 6/23/2055		70	71
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055		232	225
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)		1,724	1,732
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(e)(f)		3,685	3,695
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (d)(e)(f)		3,368	3,377
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)		64	64
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)		45	44
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)		1,000	1,023
Canadian Pacific Railway Co. 3.00% 12/2/2041		349	259
Canadian Pacific Railway Co. 3.10% 12/2/2051		1,085	709
CAN-PACK SA 3.875% 11/15/2029 (e)		90	85
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)		149	150
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(f)		614	604
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(f)		77	76
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)		740	743
Caturus Energy, LLC 8.50% 2/15/2030 (e)		100	104
CCO Holdings, LLC 5.125% 5/1/2027 (e)		38	38
CCO Holdings, LLC 4.75% 3/1/2030 (e)		135	128
CCO Holdings, LLC 4.50% 8/15/2030 (e)		240	223
CCO Holdings, LLC 4.25% 2/1/2031 (e)		155	140
CCO Holdings, LLC 4.50% 6/1/2033 (e)		147	128
CCO Holdings, LLC 4.25% 1/15/2034 (e)		55	47
Centene Corp. 2.45% 7/15/2028		75	71
Centene Corp. 4.625% 12/15/2029		35	34
Centene Corp. 2.50% 3/1/2031		65	57
Central Garden & Pet Co. 4.125% 10/15/2030		74	71
Central Garden & Pet Co. 4.125% 4/30/2031 (e)		110	104
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (a)		653	662
Charter Communications Operating, LLC 6.55% 6/1/2034		216	221
Charter Communications Operating, LLC 5.85% 12/1/2035		1,500	1,453
Charter Communications Operating, LLC 4.80% 3/1/2050		699	522
Charter Communications Operating, LLC 3.70% 4/1/2051		188	117
Charter Communications Operating, LLC 3.90% 6/1/2052		458	292
225	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Charter Communications Operating, LLC 5.25% 4/1/2053	USD	402	$314
Charter Communications Operating, LLC 6.70% 12/1/2055		2,000	1,907
Cheniere Energy Partners, LP 3.25% 1/31/2032		26	24
Cheniere Energy Partners, LP 5.35% 11/30/2036 (e)		430	428
Chile (Republic of) 4.35% 4/13/2031		400	394
Chubb INA Holdings, LLC 4.35% 11/3/2045		425	365
Cipher Compute, LLC 7.125% 11/15/2030 (e)		85	88
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(f)		805	823
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(f)		1,240	1,259
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)		421	432
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)		45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)		5	4
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)		100	101
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)		75	69
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)		160	155
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)		125	121
CNX Resources Corp. 7.25% 3/1/2032 (e)		400	412
Coca-Cola Co. 4.65% 8/14/2034		336	336
Coinbase Global, Inc. 3.375% 10/1/2028 (e)		55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)		85	74
Colombia (Republic of) 7.375% 4/25/2030		1,218	1,286
Colombia (Republic of) 3.125% 4/15/2031		1,500	1,329
Colombia (Republic of) 8.00% 4/20/2033		3,550	3,894
Comcast Corp. 4.80% 5/15/2033		750	739
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)		198	188
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)		67	61
Comstock Resources, Inc. 5.875% 1/15/2030 (e)		65	61
Connect Finco SARL 9.00% 9/15/2029 (e)		200	211
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (d)(e)(f)		877	890
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.178% 5/25/2043 (d)(e)(f)		804	837
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (d)(e)(f)		367	369
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.728% 6/25/2043 (d)(e)(f)		305	315
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (d)(e)(f)		207	208
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (d)(e)(f)		206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (d)(e)(f)		1,107	1,111
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (d)(e)(f)		202	202
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (d)(e)(f)		166	166
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (d)(e)(f)		4,076	4,082
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (d)(e)(f)		2,534	2,535
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)		200	211
Consumers Energy Co. 5.125% 5/1/2036		2,235	2,234
COPT Defense Properties, LP 2.75% 4/15/2031		1,212	1,100
Corebridge Financial, Inc. 3.90% 4/5/2032		748	702
CoreLogic, Inc. 4.50% 5/1/2028 (e)		384	375
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (f)(h)		65	64
CoreWeave, Inc. 9.75% 10/1/2031 (e)		200	200
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)		65	68
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (f)(h)		124	121
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)		165	166
American Funds Insurance Series	226

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
CSN Inova Ventures 6.75% 1/28/2028 (b)	USD	5,878	$4,888
CVS Health Corp. 5.55% 6/1/2031		1,000	1,030
CVS Health Corp. 5.70% 6/1/2034		500	516
CVS Health Corp. 6.20% 9/15/2055		500	512
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)		10	10
DaVita, Inc. 6.75% 7/15/2033 (e)		300	310
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)		1,160	1,150
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (a)		563	562
Deutsche Telekom International Finance BV 9.25% 6/1/2032		930	1,133
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (h)(i)		7	1
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)		125	131
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)		4	4
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)		300	306
DISH Network Corp. 11.75% 11/15/2027 (e)		296	304
Duke Energy Florida, LLC 4.85% 12/1/2035		175	172
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(f)		1,597	1,606
EchoStar Corp. 10.75% 11/30/2029		105	114
Ecolab, Inc. 4.80% 6/15/2031		1,120	1,125
Ecolab, Inc. 5.35% 6/15/2036		1,120	1,140
Ecopetrol SA 8.625% 1/19/2029		4,565	4,846
Ecopetrol SA 8.875% 1/13/2033		900	986
Edison International 6.95% 11/15/2029		350	366
Edison International 5.25% 3/15/2032		705	697
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)		460	511
Electricite de France SA 5.65% 4/22/2029 (e)		800	822
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)		435	505
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)		300	348
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)		25	24
Ellucian Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.394% 11/22/2032 (f)(h)		25	24
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (f)(h)		83	84
Endo Finance Holdings, LP 8.50% 4/15/2031 (e)		190	200
Enfragen Energia Sur SA 5.375% 12/30/2030		3,127	2,961
Enfragen Energia Sur SA 8.499% 6/30/2032		236	247
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)		90	92
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)		15	16
ESAB Corp. 5.625% 4/1/2031 (e)		45	45
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (e)		650	649
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (e)		295	290
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)		148	149
Export-Import Bank of Thailand 5.354% 5/16/2029		1,420	1,448
Fair Isaac Corp. 4.00% 6/15/2028 (e)		15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)		125	123
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)		29	30
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)		6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)		1	1
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)		232	194
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (d)		1,441	1,309
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)		77	78
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)		145	147
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)		17	16
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)		449	453
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)		13	13
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)		48	48
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)		27	24
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)		182	183
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)		1,341	1,357
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)		675	680
227	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	USD	363	$367
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)		508	511
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)		183	185
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)		366	368
Fannie Mae Pool #MA5401 3.50% 4/1/2054 (d)		148	134
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)		273	276
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)		163	167
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)		607	631
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)		521	536
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)		300	307
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)		187	191
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)		163	167
Fannie Mae Pool #MA5389 6.00% 6/1/2054 (d)		18	18
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)		886	897
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)		609	627
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)		431	442
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)		392	402
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)		343	355
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)		166	171
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)		132	136
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)		4	4
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)		352	354
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)		405	416
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)		255	262
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)		183	188
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)		170	175
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)		161	165
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)		94	97
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)		69	71
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)		54	56
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)		644	659
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)		371	382
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)		633	648
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)		1,633	1,612
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)		102	102
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)		44	43
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)		20	20
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (d)		491	503
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)		347	342
Fannie Mae Pool #MA5725 3.50% 5/1/2055 (d)		68	62
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)		318	313
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)		609	624
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (d)(e)(f)		284	254
FibraSOMA 7.125% 5/28/2036 (e)		3,090	3,080
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (f)(h)		15	14
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)		150	151
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)		30	29
First Student Bidco, Inc. 4.00% 7/31/2029 (e)		45	43
FirstEnergy Corp., Series B, 3.90% 7/15/2027		1,763	1,753
Flutter Treasury DAC 5.875% 6/4/2031 (e)		200	199
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (d)(e)(f)		483	484
Ford Motor Co. 6.10% 8/19/2032		30	31
Ford Motor Credit Co., LLC 4.95% 5/28/2027		300	300
Ford Motor Credit Co., LLC 3.815% 11/2/2027		200	197
Ford Motor Credit Co., LLC 7.35% 11/4/2027		200	206
Ford Motor Credit Co., LLC 2.90% 2/16/2028		200	193
Ford Motor Credit Co., LLC 5.80% 3/8/2029		2,000	2,018
Ford Motor Credit Co., LLC 5.73% 9/5/2030		245	246
Ford Motor Credit Co., LLC 4.00% 11/13/2030		125	118
American Funds Insurance Series	228

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Ford Motor Credit Co., LLC 5.753% 4/6/2033	USD	200	$198
Ford Motor Credit Co., LLC 6.50% 2/7/2035		1,245	1,276
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)		255	258
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)		1,902	1,639
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)		562	450
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (d)		441	400
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)		804	796
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (d)		23	21
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)		214	217
Freddie Mac Pool #QG6918 3.50% 7/1/2053 (d)		90	82
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)		20	19
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)		583	590
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)		152	158
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)		46	47
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)		515	527
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)		156	157
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)		83	86
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)		109	113
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)		729	740
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)		32	33
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)		974	987
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)		449	455
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)		979	1,002
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)		427	444
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)		400	411
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)		271	280
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)		261	268
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)		165	170
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)		142	146
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)		2,978	3,011
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)		531	536
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)		250	257
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)		18	19
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)		584	588
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)		898	924
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)		454	468
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)		444	459
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)		437	454
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)		252	258
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)		355	357
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)		18	19
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)		953	958
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)		476	469
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)		270	271
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)		11	11
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (d)		831	878
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)		50	51
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)		38	39
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)		143	141
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)		402	411
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)		296	292
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (d)		231	245
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)		416	410
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)		162	159
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)		614	631
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (d)		3,073	2,946
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.528% 4/25/2042 (d)(e)(f)		441	448
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (d)(e)(f)		167	168
229	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (d)(e)(f)	USD	2,273	$2,273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (d)(e)(f)		1,426	1,426
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(e)(i)		213	57
FXI Holdings, Inc. 11.00% 11/15/2030 (e)		337	285
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040		866	720
Garda World Security Corp. 8.375% 11/15/2032 (e)		65	67
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)		730	733
Generadora de Gatun SA 6.874% 9/30/2044 (e)		4,465	4,615
Genesis Energy, LP 8.25% 1/15/2029		25	26
Genesis Energy, LP 8.875% 4/15/2030		38	40
Genesis Energy, LP 7.875% 5/15/2032		60	62
Gilead Sciences, Inc. 5.25% 10/15/2033		1,342	1,381
Glatfelter Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.894% 11/4/2031 (f)(h)		49	49
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)		1,080	1,074
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (a)		938	938
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (a)		1,290	1,260
Government National Mortgage Assn. 6.50% 7/1/2056 (d)(j)		1,708	1,770
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)		723	546
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		965	670
Gray Media, Inc. 5.375% 11/15/2031 (e)		19	13
Gray Media, Inc. 9.625% 7/15/2032 (e)		200	193
Green Palm Bidco SARL 5.957% 6/30/2041 (e)		384	388
Green Palm Bidco SARL 6.462% 6/30/2046 (e)		438	444
Greenko Wind Projects (Mauritius), Ltd. 7.25% 9/27/2028		3,664	3,695
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)		1,645	1,680
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)		115	112
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)		660	647
Harvest Midstream I, LP 7.50% 5/15/2032 (e)		25	26
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (d)(e)(f)		1,066	1,069
Herc Holdings, Inc. 7.00% 6/15/2030 (e)		65	67
Herc Holdings, Inc. 7.25% 6/15/2033 (e)		30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)		249	251
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)		14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)		235	235
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)		105	103
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)		25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)		115	109
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (e)		125	125
Honduras (Republic of) 6.25% 1/19/2027		653	658
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(f)		1,949	1,995
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)		195	189
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)		120	114
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)		200	179
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)		1,000	1,001
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)		1,020	1,006
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)		2,000	2,225
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)		1,200	1,285
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(e)(f)		396	398
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (f)(h)		3	3
HUB International, Ltd. 7.375% 1/31/2032 (e)		130	132
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(f)		2,712	2,757
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (d)(e)		1,637	1,622
Hyundai Capital America 2.00% 6/15/2028 (e)		600	570
Hyundai Capital America 6.50% 1/16/2029 (e)		132	137
Icahn Enterprises, LP 9.75% 1/15/2029		65	64
IHS Holding, Ltd. 7.875% 5/29/2030		1,660	1,709
American Funds Insurance Series	230

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(e)	USD	480	$478
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)		500	504
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (e)		25	26
Infinity Natural Resources, LLC 7.625% 4/1/2031 (e)		25	25
Ingles Markets, Inc. 4.00% 6/15/2031 (e)		130	123
Intel Corp. 3.05% 8/12/2051		740	463
Intel Corp. 5.60% 2/21/2054		168	157
Intercontinental Exchange, Inc. 4.20% 3/15/2031		588	577
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(e)		1,500	1,768
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (d)(e)(f)		3,679	3,683
ION Platform Finance US, Inc. 8.75% 5/1/2029 (e)		200	179
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)		55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)		235	232
Iron Mountain, Inc. 6.25% 1/15/2035 (e)		40	40
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (e)		200	207
Jane Street Group, LLC 6.75% 5/1/2033 (e)		80	82
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (a)(d)(e)		2,490	2,497
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)		3,441	3,539
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)		1,945	1,892
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (a)		125	122
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)		730	724
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (f)(h)		50	31
KB Home 6.875% 6/15/2027		50	50
KeHE Distributors, LLC 7.125% 4/30/2033 (e)		10	10
Korea Electric Power Corp. 4.75% 2/13/2028 (e)		2,250	2,261
Korea Gas Corp. 5.00% 7/8/2029 (e)		225	229
Kuaishou Technology 4.75% 1/22/2036 (e)		1,030	990
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)		194	195
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)		155	156
Lamar Media Corp. 3.75% 2/15/2028		10	10
Lamar Media Corp. 3.625% 1/15/2031		120	112
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)		30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)		25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)		110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)		40	42
Levi Strauss & Co. 3.50% 3/1/2031 (e)		115	107
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029		200	202
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)		130	130
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (e)		75	74
Lockheed Martin Corp. 5.20% 2/15/2064		309	284
LPL Holdings, Inc. 4.375% 5/15/2031 (e)		10	10
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (d)(e)(f)		563	563
Marriott International, Inc. 2.75% 10/15/2033		5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)		45	43
Mars, Inc. 4.80% 3/1/2030 (e)		2,925	2,934
Mars, Inc. 5.20% 3/1/2035 (e)		1,475	1,481
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035		1,000	991
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053		282	280
Mastercard, Inc. 2.00% 11/18/2031		600	530
Matador Resources Co. 6.50% 4/15/2032 (e)		50	50
Matador Resources Co. 6.25% 4/15/2033 (e)		45	45
Medline Borrower, LP 5.25% 6/15/2033 (e)		204	203
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)		393	392
Meta Platforms, Inc. 5.50% 11/15/2045		269	250
Meta Platforms, Inc. 5.625% 11/15/2055		576	522
Meta Platforms, Inc. 5.75% 11/15/2065		276	248
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)		1,038	1,041
231	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
MGM Resorts International 5.50% 4/15/2027	USD	90	$90
Microchip Technology, Inc. 5.05% 2/15/2030		709	712
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)		58	60
Mineral Resources, Ltd. 6.00% 5/1/2032 (e)		35	35
Minerva Luxembourg SA 8.875% 9/13/2033		2,161	2,238
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)		472	471
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)		1,136	1,135
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)		80	79
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)		75	70
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)		115	115
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)		1,480	1,447
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (a)		1,060	1,040
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)		1,433	1,247
Motherson Global Investments BV 5.625% 7/11/2029 (e)		595	599
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)		35	36
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (d)(e)(f)		466	472
Murphy Oil Corp. 6.00% 10/1/2032		25	25
Murphy Oil USA, Inc. 4.75% 9/15/2029		48	47
Nabors Industries, Inc. 9.125% 1/31/2030 (e)		160	167
Navient Corp. 5.00% 3/15/2027		45	45
Navient Corp. 4.875% 3/15/2028		145	142
Navient Corp. 7.875% 6/15/2032		55	52
New York Life Global Funding 1.20% 8/7/2030 (e)		2,725	2,385
New York Life Global Funding 5.00% 1/9/2034 (e)		1,500	1,501
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(f)		488	452
Newell Brands, Inc. 8.50% 6/1/2028 (e)		30	31
Nexstar Media, Inc. 4.75% 11/1/2028 (e)		165	162
Nexstar Media, Inc. 7.25% 4/15/2034 (e)		90	90
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027		500	501
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (e)(i)		265	241
NFE Financing, LLC 12.00% 11/15/2029 (e)(k)		709	251
Nickel Industries, Ltd. 9.00% 9/30/2030		3,260	3,347
Nickel Industries, Ltd. 9.00% 9/30/2030 (e)		900	924
NiSource, Inc. 5.30% 5/18/2036		25	25
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (e)		200	207
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)		200	212
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)		342	343
Norfolk Southern Corp. 5.35% 8/1/2054		496	469
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)		50	50
NRG Energy, Inc. 5.875% 5/15/2034 (e)		55	55
NRG Energy, Inc. 6.125% 5/15/2036 (e)		55	55
NuStar Logistics, LP 5.625% 4/28/2027		80	80
OCP SA 3.75% 6/23/2031		500	462
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)		269	271
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)		120	121
OneMain Finance Corp. 7.125% 9/15/2032		25	25
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (d)(e)(f)		2,435	2,408
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(e)		511	513
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)		949	954
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)		1,955	1,959
Oracle Corp. 4.45% 9/26/2030		4,475	4,321
Oracle Corp. 3.95% 3/25/2051		22	14
Oracle Corp. 6.00% 8/3/2055		1,500	1,278
Osaic Holdings, Inc. 8.00% 8/1/2033 (e)		115	116
Pacific Gas and Electric Co. 6.40% 6/15/2033		1,500	1,588
Pacific Gas and Electric Co. 3.30% 8/1/2040		1,675	1,257
PacifiCorp 5.45% 4/15/2033		50	51
PacifiCorp 5.80% 4/15/2036		400	411
PacifiCorp 5.50% 5/15/2054		980	899
PacifiCorp 5.80% 1/15/2055		500	477
American Funds Insurance Series	232

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (d)(e)	USD	2,078	$2,070
Par Petroleum, LLC 7.375% 6/1/2034 (e)		125	127
Parex Resources, Inc. 8.50% 5/11/2031 (e)		2,865	2,912
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)		65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)		65	64
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)		55	56
Party City Holdings, Inc. 0% 8/27/2030 (g)		2	—	(l)
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)		3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)		25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)		106	108
Petroleos Mexicanos 6.84% 1/23/2030		19,324	19,859
Petroleos Mexicanos 5.95% 1/28/2031		65	64
Petroleos Mexicanos 6.70% 2/16/2032		779	786
Petroleos Mexicanos 6.95% 1/28/2060		55	46
PETRONAS Capital, Ltd. 5.34% 4/3/2035		1,090	1,118
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		1,300	1,288
PG&E Corp. 5.00% 7/1/2028		235	234
PG&E Corp. 5.25% 7/1/2030		175	172
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)		145	148
Philip Morris International, Inc. 2.10% 5/1/2030		634	578
Philip Morris International, Inc. 5.75% 11/17/2032		3,640	3,814
Philip Morris International, Inc. 5.375% 2/15/2033		1,382	1,419
Philip Morris International, Inc. 4.875% 4/29/2036		910	891
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (d)(e)		1,249	1,232
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)		375	387
POSCO 4.875% 1/23/2027 (e)		510	511
Post Holdings, Inc. 4.625% 4/15/2030 (e)		444	429
Post Holdings, Inc. 6.25% 2/15/2032 (e)		108	110
Prestige Brands, Inc. 3.75% 4/1/2031 (e)		120	110
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)		902	850
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)		371	359
PT Freeport Indonesia 5.315% 4/14/2032		449	446
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)		40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)		10	10
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (e)(i)		310	308
Raizen Fuels Finance SA 6.45% 3/5/2034		910	503
Range Resources Corp. 4.75% 2/15/2030 (e)		145	142
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)		80	82
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)		90	88
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)		30	31
RHP Hotel Properties, LP 5.75% 3/15/2034 (e)		20	20
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035		100	102
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)		25	24
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)		820	830
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)		75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)		90	91
Ryan Specialty, LLC 5.875% 8/1/2032 (e)		150	148
Saavi Energia SARL 8.875% 2/10/2035		953	1,044
Sally Holdings, LLC 6.75% 4/1/2032		107	109
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026)(a)(i)		4,564	4,591
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026)(a)(e)(i)		480	483
San Miguel Global Power Holdings Corp. 5.45% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.155% on 12/9/2026) (a)		3,370	3,357
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)		1,705	1,729
Sands China, Ltd. 5.40% 8/8/2028		2,710	2,731
Santander Holdings USA, Inc. 3.244% 10/5/2026		3,750	3,740
Sasol Financing USA, LLC 4.375% 9/18/2026		1,840	1,837
233	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	USD	350	$352
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)		58	61
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (e)		1,261	1,241
Saudi Arabian Oil Co. 4.00% 2/2/2029 (e)		718	706
Saudi Arabian Oil Co. 4.375% 2/2/2031 (e)		1,759	1,721
Schlumberger Investment SA 4.55% 5/7/2031		180	179
Schlumberger Investment SA 5.15% 5/7/2036		382	380
Science Applications International Corp. 5.875% 11/1/2033 (e)		10	10
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)		46	39
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)		115	114
Serbia (Republic of) 6.25% 5/26/2028 (e)		740	755
Service Corp. International 5.75% 10/15/2032		35	35
Service Properties Trust 0% 9/30/2027 (e)		30	28
Service Properties Trust 8.625% 11/15/2031 (e)		60	63
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)		195	190
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)		150	141
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)		111	101
Sirius XM Radio, LLC 5.875% 4/15/2032 (e)		40	40
Six Flags Entertainment Corp. 8.625% 1/15/2032 (e)		25	26
SM Energy Co. 6.50% 7/15/2028		45	45
SM Energy Co. 8.75% 7/1/2031 (e)		90	94
SM Energy Co. 9.625% 6/15/2033 (e)		15	16
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (d)(e)(f)		419	422
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)		45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)		20	19
Southern California Edison Co. 2.85% 8/1/2029		200	189
Southern California Edison Co. 3.65% 2/1/2050		1,615	1,118
Space Exploration Technologies Corp. 5.875% 7/15/2036 (e)		1,135	1,121
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(e)		1,500	1,517
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (d)(e)(f)		216	216
Starwood Property Trust, Inc. 5.25% 10/15/2028 (e)		100	100
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)		1,450	1,453
Station Casinos, LLC 6.625% 3/15/2032 (e)		35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (d)(e)(f)		917	917
Stryker Corp. 5.20% 2/10/2035		600	607
Sumisho Air Lease Corp. 4.50% 3/24/2029 (e)		685	679
Sumisho Air Lease Corp. 4.85% 3/24/2031 (e)		805	797
Sumisho Air Lease Corp. 5.50% 3/24/2036 (e)		145	145
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (a)		274	269
Sumitomo Mitsui Financial Group, Inc., 5.138% 7/7/2034 (USD-SOFR + 1.05% on 7/7/2033) (a)		1,140	1,136
Sunoco, LP 7.00% 5/1/2029 (e)		30	31
Sunoco, LP 4.50% 5/15/2029		390	382
Sunoco, LP 4.50% 4/30/2030		35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)		45	46
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (d)(e)(f)		6,917	6,883
Synopsys, Inc. 4.85% 4/1/2030		1,000	1,002
Synopsys, Inc. 5.15% 4/1/2035		1,410	1,403
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (f)(h)		44	44
Talen Energy Supply, LLC 6.125% 5/1/2031 (b)		125	125
Talen Energy Supply, LLC 6.375% 5/1/2033 (b)		150	150
Talos Production, Inc. 9.00% 2/1/2029 (e)		15	16
Talos Production, Inc. 9.375% 2/1/2031 (e)		55	58
Tenet Healthcare Corp. 6.125% 10/1/2028		17	17
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		455	455
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032		200	208
American Funds Insurance Series	234

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
TGS ASA 8.50% 1/15/2030 (e)	USD	200	$210
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040		835	803
TotalEnergies Capital SA 5.488% 4/5/2054		1,500	1,450
TransDigm, Inc. 4.875% 5/1/2029		80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)		85	87
TransDigm, Inc. 6.625% 3/1/2032 (e)		45	46
TransDigm, Inc. 6.375% 5/31/2033 (e)		75	76
TransDigm, Inc. 6.75% 1/31/2034 (e)		140	144
TransDigm, Inc. 6.125% 7/31/2034 (e)		75	75
Transocean International, Ltd. 8.75% 2/15/2030 (e)		28	29
Transocean International, Ltd. 6.80% 3/15/2038		35	33
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)(k)		100	95
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)		251	248
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)		100	99
Turkcell Iletisim Hizmetleri AS 7.45% 1/24/2030		840	863
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)		384	385
U.S. Treasury 3.625% 8/31/2027 (m)		8,649	8,599
U.S. Treasury 3.875% 6/30/2030		5,238	5,178
U.S. Treasury 3.875% 4/30/2031		9,600	9,463
U.S. Treasury 4.00% 11/15/2035 (m)		3,001	2,903
U.S. Treasury 4.375% 5/15/2036		2,740	2,726
U.S. Treasury 4.75% 11/15/2043		260	256
U.S. Treasury 4.625% 2/15/2046		3,500	3,360
U.S. Treasury 3.00% 8/15/2048		155	114
U.S. Treasury 4.75% 11/15/2053		289	280
U.S. Treasury 4.625% 5/15/2054		176	167
U.S. Treasury 4.625% 11/15/2055		1	1
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)		869	871
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)(m)		10,969	11,091
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)		3,619	1,916
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)		190	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)		2,956	2,585
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(m)		8,251	7,603
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (c)(m)		9,543	8,805
Uber Technologies, Inc. 4.50% 8/15/2029 (e)		100	99
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (d)(j)		4,704	3,757
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (d)(j)		2,234	2,027
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (d)(j)		8,575	8,216
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (d)(j)		8,392	8,248
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (d)(j)		1,852	1,858
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (d)(j)		114	117
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (d)(j)		3,076	2,456
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (d)(j)		3,677	3,610
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (d)(j)		1,285	1,287
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (d)(j)		897	914
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (d)(j)		713	749
Union Pacific Corp. 5.10% 2/20/2035		500	507
United Mexican States 5.375% 3/22/2033		765	750
United Mexican States 6.00% 5/7/2036		970	969
United Mexican States 6.25% 8/27/2037		750	751
United Mexican States 6.125% 2/9/2038		1,788	1,756
United Mexican States 6.338% 5/4/2053		425	399
United Natural Foods, Inc. 6.75% 10/15/2028 (e)		65	65
United Rentals (North America), Inc. 3.875% 2/15/2031		130	123
UnitedHealth Group, Inc. 5.30% 6/15/2035		1,450	1,477
UnitedHealth Group, Inc. 5.95% 6/15/2055		1,450	1,495
Univision Communications, Inc. 4.50% 5/1/2029 (e)		250	239
US Foods, Inc. 4.625% 6/1/2030 (e)		35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)		35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)		20	20
Valvoline, Inc. 3.625% 6/15/2031 (e)		85	78
235	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (f)(g)(h)(i)	USD	27	$23
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (f)(g)(h)(i)		27	24
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (f)(g)(h)(i)(k)		58	—	(l)
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)		35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)		31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)		110	103
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (e)		85	86
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)		82	88
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (e)		50	51
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)		55	60
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)		115	120
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)		25	28
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)		85	90
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)		438	440
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(f)		632	633
Viasat, Inc. 7.50% 5/30/2031 (e)		500	506
Visa, Inc. 4.70% 2/12/2036		1,050	1,040
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (f)(h)		5	5
Voyager Parent, LLC 9.25% 7/1/2032 (e)		142	150
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)		71	72
Weatherford International, Ltd. 8.625% 4/30/2030 (e)		34	35
Weatherford International, Ltd. 6.75% 10/15/2033 (e)		115	117
WESCO Distribution, Inc. 5.25% 4/15/2031 (e)		25	25
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)		150	155
WESCO Distribution, Inc. 5.50% 4/15/2034 (e)		40	40
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)		62	62
WMG Acquisition Corp. 3.75% 12/1/2029 (e)		110	105
WMG Acquisition Corp. 3.00% 2/15/2031 (e)		80	74
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)		43	48
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (e)		35	35
Wynn Macau, Ltd. 6.75% 2/15/2034 (e)		875	870
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)		43	45
Yinson Boronia Production BV 8.947% 7/31/2042		1,763	1,941
			525,504
Total bonds, notes & other debt instruments (cost: $1,060,930,000)			1,020,167

Preferred securities 0.01%	Shares
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(g)(n)	47	89
Total preferred securities (cost: $50,000)		89

Common stocks 0.00%
U.S. dollars 0.00%
Altera Infrastructure, LP (g)(n)	1,441	62
Expand Energy Corp.	148	14
Venator Materials PLC (g)(n)	232	—	(l)
Total common stocks (cost: $1,095,000)		76
American Funds Insurance Series	236

Capital World Bond Fund® (continued)

Investment funds 2.01%	Shares	Value (000)
Capital Group Central Corporate Bond Fund (o)	2,737,755	$22,942
Total investment funds (cost: $21,520,000)		22,942

Short-term securities 10.70%
Money market investments 10.51%
Capital Group Central Cash Fund 3.70% (o)(p)	1,201,957	120,184

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.19%
Egypt (Arab Republic of) 11/17/2026	21.315%	EGP	57,500	1,079
Egypt (Arab Republic of) 5/11/2027	18.894		47,225	799
Egypt (Arab Republic of) 5/18/2027	18.981		16,625	280
				2,158
Total short-term securities (cost: $122,215,000)				122,342

Total investment securities 101.99% (cost: $1,205,810,000)				1,165,616
Other assets less liabilities (1.99)%				(22,785)
Net assets 100.00%				$1,142,831

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month Euro EURIBOR Futures	Short	72	12/14/2026	USD	(20,036)	$(53)
3 Month SONIA Futures	Short	5	3/17/2027		(1,592)	(1)
2 Year Italy Government Bond Futures	Long	406	9/10/2026		49,660	47
2 Year Euro-Schatz Futures	Short	4	9/10/2026		(484)	(1)
2 Year Canadian Government Bond Futures	Long	230	9/29/2026		17,078	36
2 Year U.S. Treasury Note Futures	Long	1,583	10/5/2026		326,308	(298)
3 Year Australian Treasury Bond Futures	Short	828	9/16/2026		(59,960)	(241)
5 Year Euro-Bobl Futures	Long	479	9/10/2026		63,148	394
5 Year Canadian Government Bond Futures	Long	189	9/29/2026		15,072	76
5 Year U.S. Treasury Note Futures	Long	1,048	10/5/2026		112,185	253
10 Year Italy Government Bond Futures	Long	115	9/10/2026		15,682	140
10 Year French Government Bond Futures	Short	1	9/10/2026		(137)	(1)
10 Year Euro-Bund Futures	Short	471	9/10/2026		(68,530)	(702)
10 Year Australian Treasury Bond Futures	Long	293	9/15/2026		22,277	310
10 Year Japanese Government Bond Futures	Short	9	9/24/2026		(7,072)	(19)
10 Year Canadian Government Bond Futures	Short	136	9/29/2026		(11,614)	(110)
10 Year Ultra U.S. Treasury Note Futures	Long	56	9/30/2026		6,298	71
10 Year UK Gilt Futures	Long	23	9/30/2026		2,722	36
10 Year U.S. Treasury Note Futures	Long	2	9/30/2026		220	1
20 Year U.S. Treasury Bond Futures	Long	153	9/30/2026		17,366	394
30 Year Euro-Buxl Futures	Long	6	9/10/2026		763	13
30 Year Ultra U.S. Treasury Bond Futures	Long	252	9/30/2026		29,271	971
						$1,316
237	American Funds Insurance Series

Capital World Bond Fund® (continued)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2026 (000)
USD	5,688	THB	184,910	Standard Chartered Bank	7/6/2026	$120
THB	190,865	USD	5,871	Citibank	7/6/2026	(124)
USD	2,759	AUD	3,820	UBS AG	7/7/2026	115
AUD	3,820	USD	2,649	RBC Capital Markets	7/7/2026	(5)
USD	3,887	BRL	19,720	Morgan Stanley	7/9/2026	76
USD	9,786	CZK	204,370	Morgan Stanley	7/10/2026	164
USD	11,329	DKK	73,090	Bank of America	7/10/2026	150
COP	6,493,550	USD	1,800	Morgan Stanley	7/10/2026	95
USD	7,902	HUF	2,433,245	Bank of America	7/10/2026	90
USD	3,906	PLN	14,355	Citibank	7/10/2026	90
COP	6,550,985	USD	1,826	Citibank	7/10/2026	86
USD	8,234	KRW	12,617,630	Citibank	7/10/2026	76
USD	3,886	JPY	619,910	Citibank	7/10/2026	71
USD	3,155	HUF	968,405	Standard Chartered Bank	7/10/2026	46
USD	2,280	CAD	3,174	Morgan Stanley	7/10/2026	41
COP	2,367,390	USD	659	Citibank	7/10/2026	32
USD	4,312	MXN	74,900	RBC Capital Markets	7/10/2026	32
USD	4,679	BRL	24,060	HSBC Bank	7/10/2026	30
USD	2,026	GBP	1,510	Bank of New York Mellon	7/10/2026	23
EUR	1,821	SEK	20,010	HSBC Bank	7/10/2026	17
USD	1,954	RON	8,895	HSBC Bank	7/10/2026	15
USD	1,785	SGD	2,290	HSBC Bank	7/10/2026	14
ZAR	53,365	USD	3,241	Morgan Stanley	7/10/2026	14
USD	1,252	CZK	26,400	Morgan Stanley	7/10/2026	9
USD	225	PLN	825	Bank of America	7/10/2026	6
USD	1,166	MXN	20,350	Bank of America	7/10/2026	4
HUF	1,284,310	EUR	3,604	Bank of America	7/10/2026	3
USD	1,080	PEN	3,695	Citibank	7/10/2026	— (l)
DKK	46,980	EUR	6,287	HSBC Bank	7/10/2026	(1)
USD	3,284	PEN	11,230	Citibank	7/10/2026	(1)
USD	103	ZAR	1,705	Goldman Sachs	7/10/2026	(1)
USD	442	IDR	7,990,080	Goldman Sachs	7/10/2026	(3)
EUR	1,727	RON	9,075	JPMorgan Chase	7/10/2026	(4)
USD	1,428	GBP	1,080	Bank of New York Mellon	7/10/2026	(5)
CNH	8,150	USD	1,207	RBC Capital Markets	7/10/2026	(6)
USD	959	PHP	59,200	Morgan Stanley	7/10/2026	(6)
ILS	1,860	USD	633	Bank of America	7/10/2026	(8)
USD	1,203	TRY	57,000	JPMorgan Chase	7/10/2026	(10)
CHF	1,007	USD	1,269	Citibank	7/10/2026	(22)
PLN	6,680	EUR	1,574	Bank of America	7/10/2026	(24)
CZK	156,440	EUR	6,467	Citibank	7/10/2026	(27)
NOK	7,070	USD	745	Bank of America	7/10/2026	(31)
CZK	40,970	USD	1,969	UBS AG	7/10/2026	(40)
EUR	11,494	GBP	9,935	Standard Chartered Bank	7/10/2026	(40)
AUD	2,760	USD	1,953	Citibank	7/10/2026	(43)
NOK	19,435	EUR	1,769	HSBC Bank	7/10/2026	(58)
KRW	2,992,925	USD	1,996	Citibank	7/10/2026	(61)
BRL	19,800	USD	3,895	Morgan Stanley	7/10/2026	(69)
GBP	5,215	USD	6,988	Standard Chartered Bank	7/10/2026	(71)
SEK	22,545	USD	2,398	Goldman Sachs	7/10/2026	(71)
USD	6,603	INR	633,950	Standard Chartered Bank	7/10/2026	(91)
AUD	8,382	USD	5,908	BNP Paribas	7/10/2026	(106)
USD	4,133	COP	14,823,010	Morgan Stanley	7/10/2026	(193)
CLP	6,693,240	USD	7,491	Citibank	7/10/2026	(230)
CNH	738,590	USD	109,297	Goldman Sachs	7/10/2026	(459)
USD	9,818	THB	322,005	Goldman Sachs	7/13/2026	118
American Funds Insurance Series	238

Capital World Bond Fund® (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2026 (000)
USD	7,851	GBP	5,870	Morgan Stanley	7/13/2026	$65
USD	5,990	MYR	24,270	BNP Paribas	7/13/2026	49
BRL	9,930	USD	1,908	Goldman Sachs	7/13/2026	9
CNH	17,045	USD	2,526	Bank of America	7/13/2026	(14)
USD	1,631	MYR	6,750	JPMorgan Chase	7/13/2026	(21)
MYR	41,643	USD	10,265	JPMorgan Chase	7/13/2026	(71)
CAD	28,480	USD	20,463	Morgan Stanley	7/13/2026	(370)
USD	1,709	JPY	273,490	Citibank	7/14/2026	25
EUR	2,910	CAD	4,691	UBS AG	7/14/2026	17
GBP	3,994	EUR	4,620	HSBC Bank	7/14/2026	16
EUR	1,010	USD	1,146	UBS AG	7/14/2026	9
CNH	29,820	USD	4,408	Citibank	7/14/2026	(12)
EUR	1,040	USD	1,209	JPMorgan Chase	7/14/2026	(20)
EUR	1,640	USD	1,905	Citibank	7/14/2026	(30)
JPY	2,459,772	EUR	13,290	HSBC Bank	7/14/2026	(49)
NOK	24,174	EUR	2,200	Bank of America	7/14/2026	(73)
JPY	5,484,950	USD	34,326	Bank of America	7/14/2026	(554)
EUR	53,185	USD	61,619	RBC Capital Markets	7/14/2026	(814)
USD	2,744	JPY	438,835	Goldman Sachs	7/15/2026	42
USD	809	NZD	1,390	RBC Capital Markets	7/15/2026	19
NZD	1,312	USD	766	Bank of America	7/15/2026	(20)
USD	5,751	MYR	23,305	JPMorgan Chase	7/22/2026	41
GBP	5,730	USD	7,592	HSBC Bank	7/23/2026	8
USD	1,848	CAD	2,615	Bank of America	7/23/2026	2
USD	7,719	AUD	10,690	UBS AG	7/24/2026	322
USD	7,643	JPY	1,208,530	Standard Chartered Bank	7/24/2026	196
THB	331,490	USD	9,932	Citibank	7/24/2026	57
USD	1,141	PLN	4,310	Goldman Sachs	7/24/2026	(5)
AUD	10,690	USD	7,651	Standard Chartered Bank	7/24/2026	(253)
JPY	1,208,530	USD	7,777	Morgan Stanley	7/24/2026	(329)
USD	14,662	EUR	12,480	Barclays Bank PLC	7/27/2026	386
EUR	12,480	USD	14,720	UBS AG	7/27/2026	(444)
EUR	555	USD	635	Bank of America	7/28/2026	— (l)
USD	631	EUR	555	HSBC Bank	7/28/2026	(4)
EUR	1,790	USD	2,048	Bank of America	8/5/2026	— (l)
EUR	18,315	USD	20,990	Citibank	8/5/2026	(30)
GBP	3,230	USD	4,399	Goldman Sachs	8/11/2026	(115)
USD	3,862	JPY	599,380	Barclays Bank PLC	8/12/2026	162
USD	1,465	NZD	2,530	Goldman Sachs	9/16/2026	24
USD	1,587	EUR	1,365	RBC Capital Markets	9/16/2026	22
USD	1,325	EUR	1,140	RBC Capital Markets	9/16/2026	18
GBP	1,185	USD	1,590	Standard Chartered Bank	9/16/2026	(18)
AUD	2,110	USD	1,481	Goldman Sachs	9/16/2026	(22)
KRW	1,710,000	USD	1,132	RBC Capital Markets	9/16/2026	(25)
THB	42,710	USD	1,319	Standard Chartered Bank	9/16/2026	(29)
CZK	88,320	USD	4,199	RBC Capital Markets	9/16/2026	(38)
USD	3,981	EUR	3,495	HSBC Bank	9/28/2026	(27)
						$(2,171)
239	American Funds Insurance Series

Capital World Bond Fund® (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2026 (000)	(received) (000)	at 6/30/2026 (000)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR	9,730	$27	$—	$27
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR	9,720	27	—	27
4.254%	Annual	SONIA	Annual	5/9/2027	GBP	4,083	13	—	13
3.5175%	Annual	SOFR	Annual	8/15/2027	USD	24,180	(135)	—	(135)
SOFR	Annual	3.4925%	Annual	8/19/2027	USD	67,090	396	—	396
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN	70,510	(55)	—	(55)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK	396,600	(102)	—	(102)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD	88,350	780	—	780
SOFR	Annual	3.3395%	Annual	9/23/2027	USD	67,500	560	—	560
SOFR	Annual	3.28%	Annual	12/1/2027	USD	4,480	46	—	46
3.73%	Annual	SONIA	Annual	3/10/2028	GBP	14,930	(93)	—	(93)
3.85%	Annual	SONIA	Annual	3/11/2028	GBP	14,920	(55)	—	(55)
4.04718%	Annual	SONIA	Annual	4/9/2028	GBP	19,360	12	—	12
2.465%	Annual	3-month SEK-STIBOR	Quarterly	4/17/2028	SEK	218,200	80	—	80
2.4335%	Annual	3-month SEK-STIBOR	Quarterly	4/20/2028	SEK	174,640	55	—	55
SOFR	Annual	3.885%	Annual	5/29/2028	USD	51,250	109	—	109
3-month SEK-STIBOR	Quarterly	2.4405%	Annual	6/3/2028	SEK	93,620	(30)	—	(30)
3-month SEK-STIBOR	Quarterly	2.4006%	Annual	6/4/2028	SEK	173,860	(42)	—	(42)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR	5,930	(22)	—	(22)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD	10,000	148	—	148
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR	2,690	46	—	46
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR	2,690	46	—	46
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR	2,690	46	—	46
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR	2,500	50	—	50
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK	67,510	13	—	13
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK	67,510	13	—	13
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR	50,910	(469)	—	(469)
SOFR	Annual	3.507%	Annual	1/14/2031	USD	28,100	453	—	453
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK	45,000	13	—	13
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	SEK	45,000	9	—	9
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR	4,200	(47)	—	(47)
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK	45,000	11	—	11
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	SEK	45,000	6	—	6
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK	45,600	26	—	26
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	SEK	22,400	13	—	13
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR	2,100	(30)	—	(30)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP	13,170	(4)	—	(4)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR	24,580	79	—	79
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	EUR	12,290	38	—	38
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	EUR	12,290	2	—	2
4.131%	Annual	SONIA	Annual	4/22/2031	GBP	7,430	28	—	28
4.3313%	Annual	SONIA	Annual	4/30/2031	GBP	3,240	49	—	49
2.9348%	Annual	6-month EURIBOR	Semi-annual	5/7/2031	EUR	2,170	23	—	23
2.8273%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR	4,260	21	—	21
2.8283%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR	1,820	9	—	9
2.8278%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR	1,830	9	—	9
SONIA	Annual	4.4045%	Annual	5/12/2031	GBP	6,240	(121)	—	(121)
SONIA	Annual	4.4215%	Annual	5/12/2031	GBP	6,300	(128)	—	(128)
2.7178%	Annual	3-month SEK-STIBOR	Quarterly	5/18/2031	SEK	44,500	51	—	51
2.5956%	Annual	3-month SEK-STIBOR	Quarterly	6/4/2031	SEK	71,500	40	—	40
3.488%	Annual	SOFR	Annual	6/17/2031	USD	941	(17)	—	(17)
3.2285%	Annual	SOFR	Annual	6/17/2031	USD	650	(19)	—	(19)
American Funds Insurance Series	240

Capital World Bond Fund® (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2026 (000)	(received) (000)	at 6/30/2026 (000)
3.43574%	Annual	SOFR	Annual	6/17/2031	USD	1,098	$(23)	$—	$(23)
3.403%	Annual	SOFR	Annual	6/17/2031	USD	1,080	(24)	—	(24)
SOFR	Annual	3.928%	Annual	6/24/2033	USD	642	— (l)	—	— (l)
SOFR	Annual	3.9365%	Annual	6/24/2033	USD	879	(1)	—	(1)
SOFR	Annual	3.995%	Annual	6/24/2033	USD	338	(2)	—	(2)
SOFR	Annual	4.0015%	Annual	6/24/2033	USD	575	(3)	—	(3)
SOFR	Annual	4.031%	Annual	6/24/2033	USD	946	(6)	—	(6)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR	2,440	(2)	—	(2)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR	2,450	(4)	—	(4)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR	2,440	(7)	—	(7)
SOFR	Annual	3.825%	Annual	1/14/2036	USD	15,510	201	—	201
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR	2,710	(8)	—	(8)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR	2,800	(11)	—	(11)
SOFR	Annual	3.554%	Annual	6/17/2036	USD	740	27	—	27
SOFR	Annual	3.73632%	Annual	6/17/2036	USD	1,179	25	—	25
SOFR	Annual	3.79168%	Annual	6/17/2036	USD	1,202	20	—	20
SOFR	Annual	3.801%	Annual	6/17/2036	USD	1,040	17	—	17
2.9698%	Annual	6-month EURIBOR	Semi-annual	6/19/2036	EUR	2,530	13	—	13
3-month SEK-STIBOR	Quarterly	2.8552%	Annual	6/22/2036	SEK	26,470	(25)	—	(25)
SOFR	Annual	3.944%	Annual	9/9/2055	USD	3,010	116	—	116
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR	1,740	72	—	72
SOFR	Annual	3.9305%	Annual	9/23/2055	USD	7,440	303	—	303
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP	4,620	61	—	61
SOFR	Annual	4.1445%	Annual	4/14/2056	USD	2,611	10	—	10
SOFR	Annual	4.15%	Annual	4/14/2056	USD	2,609	7	—	7
5.0393%	Annual	SONIA	Annual	5/12/2056	GBP	1,800	101	—	101
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP	1,710	101	—	101
SOFR	Annual	4.29%	Annual	5/15/2056	USD	2,380	(50)	—	(50)
SOFR	Annual	4.283%	Annual	5/29/2056	USD	2,350	(47)	—	(47)
4.13862%	Annual	SOFR	Annual	6/17/2056	USD	291	(1)	—	(1)
4.097%	Annual	SOFR	Annual	6/17/2056	USD	253	(3)	—	(3)
4.07464%	Annual	SOFR	Annual	6/17/2056	USD	284	(4)	—	(4)
3.909%	Annual	SOFR	Annual	6/17/2056	USD	182	(8)	—	(8)
							$2,823	$—	$2,823

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
	Payment		Payment		Expiration	amount		6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	Counterparty	date	(000)		(000)	(000)	(000)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL	30,865	$(422)	$—	$(422)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL	100,270	(1,185)	—	(1,185)
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	6,440	(9)	—	(9)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	14,440	(14)	—	(14)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL	37,150	(85)	—	(85)
13.43%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL	59,400	(260)	—	(260)
12.65%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2030	BRL	37,870	(377)	—	(377)
13.03%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL	29,650	(277)	—	(277)
								$(2,629)	$—	$(2,629)
241	American Funds Insurance Series

Capital World Bond Fund® (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Reference	Financing	Payment	Expiration	amount		6/30/2026	(received)	at 6/30/2026
index	rate paid	frequency	date		(000)	(000)	(000)	(000)
CDX.EM.45	1.00%	Quarterly	6/20/2031	USD	430	$8	$18	$(10)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031		14,573	(320)	(249)	(71)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031		12,326	(994)	(753)	(241)
						$(1,306)	$(984)	$(322)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

							Upfront premium	Unrealized appreciation
				Notional		Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration	amount (q)		6/30/2026 (r)	(received)	at 6/30/2026
index	rate received	frequency	date	(000)		(000)	(000)	(000)
ITRAXX.EUR.XO.45	5.00%	Quarterly	6/20/2031	EUR	6,110	$766	$468	$297
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031		19,190	492	472	21
						$1,258	$940	$318

Investments in affiliates (o)

				Net	Net unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2026	Additions	Reductions	gain (loss)	(depreciation)	6/30/2026	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Investment funds 2.01%
Capital Group Central Corporate Bond Fund	$22,734	$532	$—	$—	$(324)	$22,942	$533

Short-term securities 10.51%
Money market investments 10.51%
Capital Group Central Cash Fund 3.70% (p)	114,160	336,494	330,462	10	(18)	120,184	1,586
Total 12.52%				$10	$(342)	$143,126	$2,119

Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CSN Inova Ventures 6.75% 1/28/2028	12/5/2025-3/16/2026	$5,472	$4,888	0.43%
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-1/29/2026	1,288	1,211	0.11
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	565	577	0.05
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/20/2026	151	150	0.01
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	126	125	0.01
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	12/23/2025-3/23/2026	43	48	— (s)
Total		$7,645	$6,999	0.61%
American Funds Insurance Series	242

Capital World Bond Fund® (continued)

(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,631,000, which represented 13.62% of the net assets of the fund.
(f)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(g)	Value determined using significant unobservable inputs.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Represents securities transacted on a TBA basis.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Amount less than one thousand.
(m)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $17,708,000, which represented 1.55% of the net assets of the fund.
(n)	Non-income producing.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 6/30/2026.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
(s)	Amount less than 0.01%.

Key to abbreviation(s)

Assn. = Association

AUD = Australian dollars

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CHF = Swiss francs

CLO = Collateralized Loan Obligations

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DAC = Designated Activity Company

DKK = Danish kroner

EGP = Egyptian pounds

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

KZT = Kazakhstani tenge

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PHP = Philippine pesos

PIK = Payment In Kind

PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

RON = Romanian leu

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

STIBOR = Stockholm Interbank Offered Rate

TBA = To be announced

THB = Thai baht

TRY = Turkish lira

USD = U.S. dollars

UST = U.S. Treasury

WIBOR = Warsaw Interbank Offered Rate

ZAR = South African rand

Refer to the notes to financial statements.

243	American Funds Insurance Series

American High-Income Trust

Investment portfolio June 30, 2026	unaudited

Bonds, notes & other debt instruments 87.33%	Principal amount (000)		Value (000)
Corporate bonds and notes 83.33%
Communication services 13.03%
Altice France 6.50% 4/15/2032 (a)	USD	3,098	$2,997
Altice France 6.875% 7/15/2032 (a)		1,632	1,584
Altice France SA 10.00% 1/15/2033 (a)		130	128
Beignet Investor, LLC 6.581% 5/30/2049 (a)		365	373
CCO Holdings, LLC 5.00% 2/1/2028 (a)		866	856
CCO Holdings, LLC 5.375% 6/1/2029 (a)		535	524
CCO Holdings, LLC 6.375% 9/1/2029 (a)		370	370
CCO Holdings, LLC 4.75% 3/1/2030 (a)		1,066	1,011
CCO Holdings, LLC 4.50% 8/15/2030 (a)		2,194	2,041
CCO Holdings, LLC 4.25% 2/1/2031 (a)		2,879	2,595
CCO Holdings, LLC 7.375% 3/1/2031 (a)		60	60
CCO Holdings, LLC 4.75% 2/1/2032 (a)		1,908	1,703
CCO Holdings, LLC 4.50% 5/1/2032		1,269	1,121
CCO Holdings, LLC 7.00% 2/1/2033 (a)		825	810
CCO Holdings, LLC 4.50% 6/1/2033 (a)		2,017	1,752
CCO Holdings, LLC 4.25% 1/15/2034 (a)		4,042	3,426
CCO Holdings, LLC 7.375% 2/1/2036 (a)		930	913
Charter Communications Operating, LLC 3.50% 3/1/2042		3,245	2,244
Charter Communications Operating, LLC 5.75% 4/1/2048		875	737
Charter Communications Operating, LLC 4.80% 3/1/2050		602	449
Charter Communications Operating, LLC 3.70% 4/1/2051		393	244
Charter Communications Operating, LLC 3.90% 6/1/2052		1,580	1,008
Charter Communications Operating, LLC 5.25% 4/1/2053		773	603
Charter Communications Operating, LLC 6.70% 12/1/2055		211	201
Charter Communications Operating, LLC 3.85% 4/1/2061		145	85
Charter Communications Operating, LLC 4.40% 12/1/2061		265	171
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)		485	487
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)		245	245
Connect Finco SARL 9.00% 9/15/2029 (a)		6,760	7,122
Connect Holding II, LLC 10.50% 4/3/2031 (a)		945	947
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)(b)		285	45
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)		266	266
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)		2,460	2,507
DIRECTV Financing, LLC 10.00% 2/15/2031 (a)		1,229	1,276
Discovery Communications, LLC 5.00% 9/20/2037		60	47
Discovery Communications, LLC 6.35% 6/1/2040		130	108
Discovery Global Holdings, Inc. 4.054% 3/15/2029		386	382
Discovery Global Holdings, Inc. 4.279% 3/15/2032		1,494	1,342
Discovery Global Holdings, Inc. 5.05% 3/15/2042		4,365	3,203
Discovery Global Holdings, Inc. 5.141% 3/15/2052		161	108
DISH Network Corp. 11.75% 11/15/2027 (a)		11,088	11,401
E. W. Scripps Co. 9.875% 8/15/2030 (a)		60	53
EchoStar Corp. 10.75% 11/30/2029		5,123	5,539
EchoStar Corp. 6.75% Cash 11/30/2030 (c)		5,450	5,548
Embarq, LLC 7.995% 6/1/2036		3,714	1,077
Gray Media, Inc. 10.50% 7/15/2029 (a)		2,981	3,148
Gray Media, Inc. 4.75% 10/15/2030 (a)		656	472
Gray Media, Inc. 5.375% 11/15/2031 (a)		2,108	1,416
Gray Media, Inc. 9.625% 7/15/2032 (a)		2,568	2,481
Grupo Televisa, SAB 8.50% 3/11/2032		66	71
Lamar Media Corp. 3.625% 1/15/2031		300	280
Lamar Media Corp. 5.375% 11/1/2033 (a)		430	422
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)		2,777	1,236
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)		618	639
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (a)		210	206
News Corp. 3.875% 5/15/2029 (a)		255	247
Nexstar Media, Inc. 6.50% 9/15/2033 (a)		4,460	4,463
Nexstar Media, Inc. 7.25% 4/15/2034 (a)		6,955	6,944
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)		385	403
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)		445	473
American Funds Insurance Series	244

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Paramount Global 7.875% 7/30/2030	USD	110	$116
Paramount Global 6.875% 4/30/2036		345	324
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)		235	215
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)		930	956
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)		420	420
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)		2,894	2,820
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)		245	245
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)		3,055	2,877
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)		3,746	3,404
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)		1,230	1,216
Snap, Inc. 6.875% 3/1/2033 (a)		80	78
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)		126	126
Space Exploration Technologies Corp. 5.65% 7/15/2033 (a)		128	127
Space Exploration Technologies Corp. 5.875% 7/15/2036 (a)		125	123
Space Exploration Technologies Corp. 6.60% 7/15/2046 (a)		95	92
Space Exploration Technologies Corp. 6.65% 7/15/2056 (a)		65	63
Stagwell Global, LLC 5.625% 8/15/2029 (a)		840	811
Univision Communications, Inc. 4.50% 5/1/2029 (a)		1,895	1,811
Univision Communications, Inc. 7.375% 6/30/2030 (a)		1,532	1,537
Univision Communications, Inc. 8.50% 7/31/2031 (a)		395	397
Univision Communications, Inc. 9.375% 8/1/2032 (a)		2,955	3,005
Univision Communications, Inc. 8.875% 4/15/2033 (a)		1,030	1,015
Verizon Communications, Inc. 2.355% 3/15/2032		16	14
Verizon Communications, Inc. 4.75% 1/15/2033		64	63
Verizon Communications, Inc. 5.75% 11/30/2045		14	14
Verizon Communications, Inc. 5.875% 11/30/2055		38	37
Verizon Communications, Inc. 6.00% 11/30/2065		17	16
Versant Media Group, Inc. 7.25% 1/30/2031 (a)		1,365	1,413
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)		455	375
Ziggo BV 4.875% 1/15/2030 (a)		215	202
			116,522

Energy 12.28%
Aker BP ASA 5.25% 10/30/2035 (a)		160	156
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)		480	474
Archrock Partners, LP 6.625% 9/1/2032 (a)		525	536
Archrock Services, LP 6.00% 2/1/2034 (a)		455	453
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)		1,080	1,080
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)		975	988
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)		795	804
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)		1,655	1,625
BKV Upstream Midstream, LLC 7.50% 10/15/2030 (a)		483	485
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)		105	108
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)		35	36
Borr IHC, Ltd. 8.75% 1/15/2032 (a)		787	769
Borr IHC, Ltd. 9.00% 1/15/2034 (a)		389	376
Bristow Group, Inc. 6.75% 2/1/2033 (a)		700	702
Caturus Energy, LLC 8.50% 2/15/2030 (a)		1,020	1,063
Caturus Energy, LLC 7.125% 5/15/2031 (a)		733	726
Chord Energy Corp. 6.75% 3/15/2033 (a)		820	833
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)		795	818
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)		235	224
CNX Resources Corp. 7.375% 1/15/2031 (a)		576	590
CNX Resources Corp. 7.25% 3/1/2032 (a)		1,795	1,850
CNX Resources Corp. 5.875% 3/1/2034 (a)		690	672
Comstock Resources, Inc. 6.75% 3/1/2029 (a)		295	291
Comstock Resources, Inc. 5.875% 1/15/2030 (a)		635	599
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)		1,825	1,922
245	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	USD	1,460	$1,473
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)		1,151	1,145
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)		487	502
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)		515	510
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)		865	831
Energy Transfer, LP 6.00% 2/1/2029 (a)		45	45
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (a)		200	200
Ferrellgas, LP 5.875% 4/1/2029 (a)		60	58
FORESEA Holding SA 7.50% 6/15/2030		24	24
Genesis Energy, LP 8.875% 4/15/2030		1,020	1,068
Genesis Energy, LP 7.875% 5/15/2032		2,315	2,388
Genesis Energy, LP 6.75% 3/15/2034		1,820	1,807
Global Partners, LP 6.875% 1/15/2029		110	111
Global Partners, LP 8.25% 1/15/2032 (a)		480	503
Global Partners, LP 7.125% 7/1/2033 (a)		320	324
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)		330	337
Harvest Midstream I, LP 7.50% 5/15/2032 (a)		135	140
Harvest Midstream I, LP 6.75% 5/15/2034 (a)		540	548
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)		645	650
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)		575	587
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)		1,000	965
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)		290	289
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)		527	519
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)		558	541
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)		395	383
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)		223	232
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)		1,390	1,382
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)		515	517
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)		260	264
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)		215	221
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (a)		565	553
Matador Resources Co. 6.50% 4/15/2032 (a)		600	604
Matador Resources Co. 6.25% 4/15/2033 (a)		1,035	1,032
Matador Resources Co. 6.00% 4/15/2034 (a)		625	610
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(b)(d)		739	—	(e)
Murphy Oil Corp. 6.00% 10/1/2032		340	339
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)		680	636
Murphy Oil USA, Inc. 5.875% 6/1/2034 (a)		365	366
Nabors Industries, Inc. 9.125% 1/31/2030 (a)		1,020	1,067
Nabors Industries, Inc. 7.625% 11/15/2032 (a)		1,285	1,316
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)(b)		745	128
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (a)(c)		6,811	6,191
NFE Financing, LLC 12.00% 11/15/2029 (a)(b)		18,263	6,465
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)		85	88
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)		405	422
Noble Finance II, LLC 8.00% 4/15/2030 (a)		1,108	1,149
Noble Finance II, LLC 6.25% 6/15/2034 (a)		1,030	1,010
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)		300	309
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)		1,050	1,044
Occidental Petroleum Corp. 6.60% 3/15/2046		872	931
Occidental Petroleum Corp. 6.05% 10/1/2054		995	1,011
Oceaneering International, Inc. 6.875% 7/15/2034 (a)		465	473
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)		356	352
Par Petroleum, LLC 7.375% 6/1/2034 (a)		465	471
Parex Resources, Inc. 8.50% 5/11/2031 (a)		385	391
Petrobras Global Finance BV 5.125% 9/10/2030		1,145	1,126
Petroleos Mexicanos 8.75% 6/2/2029		730	781
Petroleos Mexicanos 6.84% 1/23/2030		750	771
Petroleos Mexicanos 5.95% 1/28/2031		1,460	1,444
Petroleos Mexicanos 7.69% 1/23/2050		155	145
American Funds Insurance Series	246

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.95% 1/28/2060	USD	265	$223
Raizen Fuels Finance SA 6.25% 7/8/2032		635	349
Range Resources Corp. 4.75% 2/15/2030 (a)		235	230
Schlumberger Investment SA 4.80% 5/7/2033		32	32
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)		200	210
Seadrill Finance, Ltd. 6.75% 7/15/2034 (a)		505	488
SM Energy Co. 8.375% 7/1/2028 (a)		615	630
SM Energy Co. 8.625% 11/1/2030 (a)		485	510
SM Energy Co. 8.75% 7/1/2031 (a)		1,832	1,914
SM Energy Co. 9.625% 6/15/2033 (a)		240	263
SM Energy Co. 6.625% 4/15/2034 (a)		470	463
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (a)		540	546
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)		280	266
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)		1,485	1,548
Sunoco, LP 5.875% 7/15/2027 (a)		445	445
Sunoco, LP 5.875% 3/15/2028		240	240
Sunoco, LP 7.00% 5/1/2029 (a)		250	257
Sunoco, LP 4.50% 5/15/2029		1,790	1,751
Sunoco, LP 4.50% 10/1/2029 (a)		130	126
Sunoco, LP 4.625% 5/1/2030 (a)		365	353
Sunoco, LP 5.625% 3/15/2031 (a)		895	889
Sunoco, LP 5.375% 7/15/2031 (a)		245	242
Sunoco, LP 7.25% 5/1/2032 (a)		1,110	1,152
Sunoco, LP 6.625% 8/15/2032 (a)		215	219
Sunoco, LP 6.25% 7/1/2033 (a)		675	681
Sunoco, LP 5.875% 3/15/2034 (a)		675	666
Sunoco, LP 5.625% 7/15/2034 (a)		395	386
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(f)		1,475	1,535
Talos Production, Inc. 9.00% 2/1/2029 (a)		820	855
Talos Production, Inc. 9.375% 2/1/2031 (a)		1,125	1,182
Targa Resources Partners, LP 5.50% 3/1/2030		272	274
Targa Resources Partners, LP 4.875% 2/1/2031		150	149
TGS ASA 8.50% 1/15/2030 (a)		590	620
Tidewater, Inc. 9.125% 7/15/2030 (a)		120	128
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)		274	281
Transocean International, Ltd. 8.75% 2/15/2030 (a)		290	301
Transocean International, Ltd. 8.50% 5/15/2031 (a)		650	675
Transocean International, Ltd. 7.875% 10/15/2032 (a)		240	251
Transocean International, Ltd. 6.80% 3/15/2038		355	329
USA Compression Partners, LP 7.125% 3/15/2029 (a)		355	364
USA Compression Partners, LP 6.25% 10/1/2033 (a)		870	863
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)		890	849
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)		270	277
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)		1,605	1,507
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)		1,355	1,209
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (a)		1,115	1,128
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)		335	361
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)		545	556
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)		2,435	2,536
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)		735	785
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)		360	355
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(f)		343	335
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)		1,179	1,207
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)		695	763
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)		1,405	1,465
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)		455	474
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)		805	903
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)		1,220	1,294
247	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Vista Energy Argentina S.A.U 7.875% 4/8/2038 (a)	USD	124	$128
Weatherford International, Ltd. 8.625% 4/30/2030 (a)		1,140	1,159
Weatherford International, Ltd. 6.75% 10/15/2033 (a)		1,150	1,174
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)		330	339
YPF SA 8.75% 9/11/2031		160	170
			109,829

Consumer discretionary 10.90%
Acushnet Co. 5.625% 12/1/2033 (a)		400	399
Advance Auto Parts, Inc. 5.95% 3/9/2028		598	605
Advance Auto Parts, Inc. 3.90% 4/15/2030		615	579
Advance Auto Parts, Inc. 3.50% 3/15/2032		534	471
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)		460	454
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)		455	453
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)		1,350	1,388
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)		355	371
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)		575	591
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)		1,060	1,033
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)		405	388
Bath & Body Works, Inc. 6.875% 11/1/2035		546	559
Bath & Body Works, Inc. 6.75% 7/1/2036		140	140
Boyd Gaming Corp. 4.75% 6/15/2031 (a)		1,025	990
Brightstar Lottery PLC 5.75% 1/15/2033 (a)		1,625	1,594
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)		1,159	1,115
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)		1,600	1,610
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)		1,835	1,791
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)		1,305	1,184
Carnival Corp., Ltd. 4.00% 8/1/2028 (a)		1,080	1,061
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)		725	724
Carnival Corp., Ltd. 7.00% 8/15/2029 (a)		110	114
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)		105	106
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)		3,021	3,054
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)		3,420	3,463
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)		480	503
Cyprium Corp. 6.125% 4/15/2031 (a)		545	546
Cyprium Corp. 6.375% 4/15/2034 (a)		857	857
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)		850	827
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)		760	746
First Student Bidco, Inc. 4.00% 7/31/2029 (a)		1,170	1,121
Ford Motor Co. 3.25% 2/12/2032		2,315	2,041
Ford Motor Credit Co., LLC 4.271% 1/9/2027		495	494
Ford Motor Credit Co., LLC 3.815% 11/2/2027		115	113
Ford Motor Credit Co., LLC 5.918% 3/20/2028		200	203
Ford Motor Credit Co., LLC 6.798% 11/7/2028		280	289
Ford Motor Credit Co., LLC 5.113% 5/3/2029		290	288
Ford Motor Credit Co., LLC 5.875% 11/7/2029		225	228
Ford Motor Credit Co., LLC 7.20% 6/10/2030		305	322
Ford Motor Credit Co., LLC 5.73% 9/5/2030		1,503	1,512
Ford Motor Credit Co., LLC 4.00% 11/13/2030		455	428
Ford Motor Credit Co., LLC 6.05% 3/5/2031		475	482
Ford Motor Credit Co., LLC 3.625% 6/17/2031		365	333
Ford Motor Credit Co., LLC 6.532% 3/19/2032		1,815	1,877
Ford Motor Credit Co., LLC 5.753% 4/6/2033		1,754	1,740
Ford Motor Credit Co., LLC 7.122% 11/7/2033		335	357
Ford Motor Credit Co., LLC 6.125% 3/8/2034		1,275	1,284
Ford Motor Credit Co., LLC 6.50% 2/7/2035		2,290	2,346
Ford Motor Credit Co., LLC 5.869% 10/31/2035		3,325	3,257
Ford Motor Credit Co., LLC 6.467% 5/22/2036		1,895	1,926
American Funds Insurance Series	248

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Gaia Purchaser, Inc. 7.625% 7/15/2033 (a)	USD	385	$390
Gap, Inc. 3.625% 10/1/2029 (a)		140	132
Gap, Inc. 3.875% 10/1/2031 (a)		88	80
General Motors Financial Co., Inc. 5.90% 1/7/2035		440	452
Genting New York, LLC 7.25% 10/1/2029 (a)		394	405
Goodyear Tire & Rubber Co. 8.875% 7/15/2032		615	621
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)		1,414	1,416
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (a)		1,160	1,164
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)		491	480
International Game Technology PLC 5.25% 1/15/2029 (a)		885	883
KB Home 6.875% 6/15/2027		185	186
KB Home 7.25% 7/15/2030		275	281
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)		305	292
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)		2,830	2,757
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)		1,135	1,183
Levi Strauss & Co. 3.50% 3/1/2031 (a)		1,090	1,010
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)		330	328
Lithia Motors, Inc. 3.875% 6/1/2029 (a)		905	867
Lithia Motors, Inc. 5.50% 10/1/2030 (a)		520	514
Lithia Motors, Inc. 4.375% 1/15/2031 (a)		485	460
Macy’s Retail Holdings, LLC 7.375% 8/1/2033 (a)		375	394
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)		380	367
MGM Resorts International 5.50% 4/15/2027		165	165
Newell Brands, Inc. 8.50% 6/1/2028 (a)		655	685
Newell Brands, Inc. 6.625% 9/15/2029		750	763
Newell Brands, Inc. 6.375% 5/15/2030		955	969
Newell Brands, Inc. 6.625% 5/15/2032		1,655	1,677
Newell Brands, Inc. 7.375% 4/1/2036		525	533
Newell Brands, Inc. 7.50% 4/1/2046		235	219
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)		300	299
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)		1,315	1,294
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)		290	287
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)		295	290
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)		1,410	1,454
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)		1,385	1,436
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)		3,645	3,862
Party City Holdings, Inc. 0% 10/12/2028 (d)		500	—	(e)
Party City Holdings, Inc. 0% 8/27/2030 (d)		2,510	50
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)		407	416
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)		550	540
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)		485	498
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)		575	570
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033		431	420
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036		141	140
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038		610	591
Sally Holdings, LLC 6.75% 4/1/2032		1,727	1,765
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)		1,510	1,292
Sekisui House U.S., Inc. 6.00% 1/15/2043		343	315
Service Corp. International 3.375% 8/15/2030		160	149
Service Corp. International 4.00% 5/15/2031		430	406
Service Corp. International 5.75% 10/15/2032		165	166
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)		625	644
Somnigroup International, Inc. 4.00% 4/15/2029 (a)		80	77
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)		1,964	1,891
Station Casinos, LLC 4.625% 12/1/2031 (a)		625	594
Station Casinos, LLC 6.625% 3/15/2032 (a)		265	269
TopBuild Corp. 5.625% 1/31/2034 (a)		735	745
Travel + Leisure Co. 4.50% 12/1/2029 (a)		825	799
Travel + Leisure Co. 4.625% 3/1/2030 (a)		165	160
Travel + Leisure Co. 6.25% 6/1/2031 (a)		620	624
249	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	USD	2,260	$2,187
Vail Resorts, Inc. 5.625% 7/15/2030 (a)		260	260
Vail Resorts, Inc. 6.50% 5/15/2032 (a)		735	749
Valvoline, Inc. 3.625% 6/15/2031 (a)		525	485
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)		10	10
Wayfair, Inc. 6.75% 11/15/2032 (a)		100	103
Whirlpool Corp. 7.50% 7/1/2031 (a)		315	320
Whirlpool Corp. 7.875% 7/1/2034 (a)		405	408
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)		460	454
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)		759	750
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)		292	290
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)		782	827
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)		600	603
			97,519

Financials 8.88%
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)		255	257
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)		1,450	1,420
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)		1,113	1,111
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)		2,940	2,922
AmWINS Group, Inc. 4.875% 6/30/2029 (a)		1,370	1,321
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)		1,375	1,391
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)		1,430	1,390
Aretec Group, Inc. 7.50% 4/1/2029 (a)		2,653	2,645
Aretec Group, Inc. 10.00% 8/15/2030 (a)		565	596
Asurion, LLC 8.00% 12/31/2032 (a)		335	338
Asurion, LLC 8.375% 2/1/2034 (a)		975	903
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(f)		760	749
Blackstone Private Credit Fund 5.95% 7/16/2029		676	676
Blackstone Private Credit Fund 5.35% 3/12/2031		424	408
Blackstone Private Credit Fund 5.95% 5/15/2031		50	49
Blackstone Private Credit Fund 6.00% 11/22/2034		660	636
Block, Inc. 5.625% 8/15/2030 (a)		930	933
Block, Inc. 3.50% 6/1/2031		396	365
Block, Inc. 6.50% 5/15/2032		765	781
Block, Inc. 6.00% 8/15/2033 (a)		195	196
Blue Owl Credit Income Corp. 6.65% 3/15/2031		315	315
Cipher Compute, LLC 7.125% 11/15/2030 (a)		650	676
Coinbase Global, Inc. 3.375% 10/1/2028 (a)		3,421	3,250
Coinbase Global, Inc. 3.625% 10/1/2031 (a)		2,439	2,126
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)		3,840	3,661
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)		660	600
CRC Insurance Group, LLC 7.125% 6/1/2031 (a)		300	299
FS KKR Capital Corp. 6.875% 8/15/2029		272	273
FS KKR Capital Corp. 6.125% 1/15/2031		320	308
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029		52	52
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030		52	53
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031		50	49
Hightower Holding, LLC 6.75% 4/15/2029 (a)		945	946
Hightower Holding, LLC 9.125% 1/31/2030 (a)		179	187
Howden UK Refinance PLC 7.25% 2/15/2031 (a)		635	616
HUB International, Ltd. 7.25% 6/15/2030 (a)		712	731
HUB International, Ltd. 7.375% 1/31/2032 (a)		866	882
ION Platform Finance US, Inc. 4.625% 5/1/2028 (a)		255	232
ION Platform Finance US, Inc. 5.00% 5/1/2028 (a)		85	78
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)		4,035	3,604
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)		2,455	2,243
American Funds Insurance Series	250

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Financials (continued)
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	USD	1,711	$1,524
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)		1,820	1,321
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)		1,265	1,216
Jane Street Group, LLC 7.125% 4/30/2031 (a)		111	115
Jane Street Group, LLC 6.75% 5/1/2033 (a)		1,545	1,590
MSCI, Inc. 3.875% 2/15/2031 (a)		425	403
MSCI, Inc. 3.625% 11/1/2031 (a)		211	196
Navient Corp. 5.00% 3/15/2027		1,873	1,859
Navient Corp. 5.50% 3/15/2029		3,520	3,381
Navient Corp. 9.375% 7/25/2030		1,347	1,370
Navient Corp. 11.50% 3/15/2031		950	1,003
Navient Corp. 9.375% 10/15/2031		715	713
Navient Corp. 7.875% 6/15/2032		1,373	1,287
Navient Corp. 5.625% 8/1/2033		1,807	1,495
OneMain Finance Corp. 3.875% 9/15/2028		135	131
OneMain Finance Corp. 5.375% 11/15/2029		960	944
OneMain Finance Corp. 7.875% 3/15/2030		760	792
OneMain Finance Corp. 6.125% 5/15/2030		1,520	1,521
OneMain Finance Corp. 4.00% 9/15/2030		205	190
OneMain Finance Corp. 7.50% 5/15/2031		105	109
OneMain Finance Corp. 7.125% 11/15/2031		1,110	1,133
OneMain Finance Corp. 7.125% 9/15/2032		1,580	1,609
OneMain Finance Corp. 6.50% 3/15/2033		800	788
OneMain Finance Corp. 6.75% 9/15/2033		525	520
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)		1,210	1,213
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)		2,720	2,732
Oxford Finance, LLC 7.75% 5/15/2031 (a)		760	754
PennyMac Financial Services, Inc. 4.25% 2/15/2029 (a)		106	101
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)		134	139
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)		365	358
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)		430	420
Rocket Cos., Inc. 6.125% 8/1/2031 (a)		420	429
Rocket Cos., Inc. 7.125% 2/1/2032 (a)		315	327
Ryan Specialty, LLC 4.375% 2/1/2030 (a)		600	579
Ryan Specialty, LLC 5.875% 8/1/2032 (a)		750	738
SLM Corp. 6.50% 1/31/2030		147	149
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)		545	545
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)		845	842
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)		500	517
Starwood Property Trust, Inc. 5.875% 8/15/2029 (a)		520	522
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)		340	348
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)		320	328
Starwood Property Trust, Inc. 6.125% 6/1/2031 (a)		35	35
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (a)		460	460
Voyager Parent, LLC 9.25% 7/1/2032 (a)		2,275	2,407
			79,421

Health care 7.32%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)		4,198	4,255
Accendra Health, Inc. 9.00% 6/15/2032 (a)		4,272	3,980
Accendra Health, Inc. 9.75% 6/15/2033 (a)		5,430	3,712
Accendra Health, Inc. 9.75% 6/15/2033 (a)		938	641
Adapthealth, LLC 6.125% 8/1/2028 (a)		150	150
Adapthealth, LLC 4.625% 8/1/2029 (a)		481	465
Adapthealth, LLC 5.125% 3/1/2030 (a)		5	5
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)		410	426
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)		190	182
Avantor Funding, Inc. 4.625% 7/15/2028 (a)		1,695	1,678
251	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	USD	170	$175
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)		1,766	1,764
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)		507	450
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)		895	828
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)		181	185
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)		797	511
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)		922	545
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)		1,590	1,563
Centene Corp. 2.45% 7/15/2028		480	456
Centene Corp. 4.625% 12/15/2029		1,475	1,432
Centene Corp. 3.375% 2/15/2030		147	137
Centene Corp. 3.00% 10/15/2030		610	552
Centene Corp. 2.50% 3/1/2031		1,735	1,517
Centene Corp. 2.625% 8/1/2031		400	349
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)		156	153
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)		420	416
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)		1,960	1,851
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)		579	533
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)		86	93
DaVita, Inc. 4.625% 6/1/2030 (a)		1,135	1,100
DaVita, Inc. 6.875% 9/1/2032 (a)		1,125	1,161
DaVita, Inc. 6.75% 7/15/2033 (a)		1,435	1,482
Encompass Health Corp. 5.875% 6/1/2034 (a)		405	405
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)		2,130	2,240
Grifols SA 4.75% 10/15/2028 (a)		465	456
HCA, Inc. 7.50% 11/15/2095		175	189
Insulet Corp. 6.50% 4/1/2033 (a)		47	48
IQVIA, Inc. 6.25% 6/1/2032 (a)		1,225	1,247
Jazz Securities DAC 4.375% 1/15/2029 (a)		421	413
Medline Borrower, LP 3.875% 4/1/2029 (a)		1,680	1,632
Medline Borrower, LP 6.25% 4/1/2029 (a)		63	64
Medline Borrower, LP 5.00% 6/15/2031 (a)		104	104
Medline Borrower, LP 5.25% 6/15/2033 (a)		33	33
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)		510	501
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)		1,794	1,674
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)		1,430	1,457
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)		3,715	3,361
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)		1,250	1,253
Organon & Co. 4.125% 4/30/2028 (a)		325	321
Perrigo Finance Unlimited Co. 6.125% 9/30/2032		175	167
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (a)(c)		1,985	1,972
Radiology Partners, Inc. 8.50% 7/15/2032 (a)		2,445	2,555
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)		525	545
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)		1,125	1,140
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)		215	216
Tenet Healthcare Corp. 5.125% 11/1/2027		370	370
Tenet Healthcare Corp. 4.25% 6/1/2029		1,485	1,444
Tenet Healthcare Corp. 4.375% 1/15/2030		745	722
Tenet Healthcare Corp. 6.75% 5/15/2031		890	912
Tenet Healthcare Corp. 6.875% 11/15/2031		85	91
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		377	377
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		345	353
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		3,445	3,446
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		330	354
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032		1,240	1,287
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		1,142	882
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		505	518
			65,496
American Funds Insurance Series	252

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Materials 6.76%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	USD	810	$848
ArcelorMittal SA 7.00% 10/15/2039		403	446
ArcelorMittal SA 6.75% 3/1/2041		685	739
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)		745	709
Avient Corp. 6.25% 11/1/2031 (a)		185	188
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)		200	208
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)		380	379
Canpack Group, Inc. 6.00% 5/15/2031 (a)		310	312
CAN-PACK SA 3.875% 11/15/2029 (a)		1,555	1,476
Capstone Copper Corp. 6.75% 3/31/2033 (a)		205	208
Celanese US Holdings, LLC 7.165% 7/15/2027		35	36
Celanese US Holdings, LLC 6.50% 4/15/2030		430	439
Celanese US Holdings, LLC 7.55% 11/15/2030		220	233
Celanese US Holdings, LLC 7.00% 2/15/2031		390	402
Celanese US Holdings, LLC 6.75% 4/15/2033		1,428	1,455
Celanese US Holdings, LLC 7.45% 11/15/2033		60	64
Celanese US Holdings, LLC 7.375% 2/15/2034		592	612
Century Aluminum Co. 6.875% 8/1/2032 (a)		330	340
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)		1,581	1,527
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)		1,999	2,018
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)		1,785	1,633
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)		1,665	1,686
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)		2,030	2,017
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)		240	240
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)		1,235	1,234
Commercial Metals Co. 5.75% 11/15/2033 (a)		465	463
Commercial Metals Co. 6.00% 12/15/2035 (a)		1,285	1,282
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)		545	524
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)		3,045	3,155
CVR Partners, LP 6.125% 6/15/2028 (a)		405	405
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)		205	210
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)		845	830
FMC Corp. 3.45% 10/1/2029		280	259
FMC Corp. 8.00% 6/1/2031 (a)		615	641
Freeport-McMoRan, Inc. 4.25% 3/1/2030		357	351
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(c)(f)		5,455	1,459
FXI Holdings, Inc. 11.00% 11/15/2030 (a)		8,806	7,441
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)		405	381
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)		810	818
INEOS Finance PLC 6.75% 5/15/2028 (a)		415	413
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)		175	176
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)		435	439
LYB International Finance III, LLC 5.125% 1/15/2031		160	160
Magnera Corp. 4.75% 11/15/2029 (a)		670	626
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)		855	875
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (a)		595	586
Methanex Corp. 5.125% 10/15/2027		2,005	2,004
Methanex Corp. 5.65% 12/1/2044		385	347
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)		1,135	1,150
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)		200	202
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)		1,118	1,155
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)		845	873
Mineral Resources, Ltd. 6.00% 5/1/2032 (a)		1,060	1,049
Mineral Resources, Ltd. 6.25% 5/1/2034 (a)		785	772
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)		205	212
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)		1,745	1,829
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)		550	578
Novelis Corp. 3.875% 8/15/2031 (a)		412	376
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)		465	475
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)		550	561
253	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(c)(f)	USD	1,492	$1,501
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(f)		616	619
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)		1,090	1,076
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)		655	651
Stonepeak Motion Holdco, Ltd. 6.125% 7/15/2033 (a)		715	716
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (a)		460	467
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)		386	408
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)		845	935
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(f)		200	200
Veritiv Operating Co. 10.50% 11/30/2030 (a)		435	445
W. R. Grace Holdings, LLC 7.00% 8/1/2033 (a)		300	292
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)		498	506
Westlake Corp. 5.55% 11/15/2035		100	99
Westlake Corp. 6.375% 11/15/2055		35	35
			60,476

Information technology 6.33%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)		935	939
APLD ComputeCo, LLC 9.25% 12/15/2030 (a)		125	135
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)		2,325	2,358
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)		50	49
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)		2,570	2,496
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)		5,575	5,415
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)		615	577
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)		835	725
CoreWeave, Inc. 9.25% 6/1/2030 (a)		440	443
CoreWeave, Inc. 9.75% 10/1/2031 (a)		1,190	1,188
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)		4,390	4,583
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)		160	155
Fair Isaac Corp. 4.00% 6/15/2028 (a)		975	954
Fair Isaac Corp. 6.00% 5/15/2033 (a)		2,090	2,059
Flash Compute, LLC 7.25% 12/31/2030 (a)		265	273
Hughes Satellite Systems Corp. 5.25% 8/1/2026		5,511	4,663
Hughes Satellite Systems Corp. 6.625% 8/1/2026		6,484	4,042
HUT 8 DC, LLC 6.192% 11/15/2042 (a)		197	200
Ingram Micro, Inc. 4.75% 5/15/2029 (a)		250	246
Intel Corp. 3.05% 8/12/2051		125	78
Intel Corp. 5.60% 2/21/2054		208	195
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (a)		1,465	1,469
NCR Atleos Corp. 9.50% 4/1/2029 (a)		1,485	1,584
NCR Voyix Corp. 5.125% 4/15/2029 (a)		283	276
Oracle Corp. 4.95% 2/4/2031		452	443
Oracle Corp. 6.25% 11/9/2032		65	67
Oracle Corp. 5.35% 5/4/2033		111	108
Oracle Corp. 5.50% 8/3/2035		65	62
Oracle Corp. 5.20% 9/26/2035		310	290
Oracle Corp. 5.70% 2/4/2036		1,090	1,056
Oracle Corp. 6.55% 2/4/2046		23	22
Oracle Corp. 6.90% 11/9/2052		35	34
Oracle Corp. 6.70% 2/4/2056		1,133	1,067
Oracle Corp. 6.85% 2/4/2066		60	56
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)		100	101
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)		100	102
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)		555	553
SE Cosmos, LLC 8.875% 5/1/2031 (a)		3,270	3,364
American Funds Insurance Series	254

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Synaptics, Inc. 4.00% 6/15/2029 (a)	USD	310	$306
UKG, Inc. 6.875% 2/1/2031 (a)		760	739
Unisys Corp. 10.625% 1/15/2031 (a)		1,205	1,135
Viasat, Inc. 5.625% 4/15/2027 (a)		4,600	4,604
Viasat, Inc. 6.50% 7/15/2028 (a)		1,495	1,492
Viasat, Inc. 7.50% 5/30/2031 (a)		1,969	1,991
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)		190	181
VoltaGrid, LLC 7.375% 11/1/2030 (a)		340	353
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(g)		1,242	1,377
WULF Compute, LLC 7.75% 10/15/2030 (a)		1,895	1,992
			56,597

Industrials 6.30%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)		216	221
ADT Security Corp. 4.125% 8/1/2029 (a)		165	158
ADT Security Corp. 5.875% 10/15/2033 (a)		395	388
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)		885	867
AECOM 6.00% 8/1/2033 (a)		35	35
Albion Financing 1 SARL 7.00% 5/21/2030 (a)		535	554
Allison Transmission, Inc. 3.75% 1/30/2031 (a)		870	814
Allison Transmission, Inc. 5.875% 12/1/2033 (a)		260	259
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)		1,050	1,082
Aramark Services, Inc. 5.00% 2/1/2028 (a)		240	240
ATI, Inc. 4.875% 10/1/2029		575	569
ATI, Inc. 5.125% 10/1/2031		615	611
ATI, Inc. 5.875% 6/15/2033		230	233
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)		343	345
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)		45	44
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)		1,181	1,159
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)		1,060	1,093
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)		510	515
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)		27	27
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)		905	925
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)		955	979
Bombardier, Inc. 5.875% 1/15/2035 (a)		325	327
BWX Technologies, Inc. 4.125% 6/30/2028 (a)		135	133
BWX Technologies, Inc. 4.125% 4/15/2029 (a)		280	272
CACI International, Inc. 6.375% 6/15/2033 (a)		390	396
Carpenter Technology Corp. 5.625% 3/1/2034 (a)		435	435
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)		1,250	1,203
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)		980	878
Clean Harbors, Inc. 5.125% 7/15/2029 (a)		135	134
Clean Harbors, Inc. 5.75% 10/15/2033 (a)		1,510	1,521
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)		635	637
CoreLogic, Inc. 4.50% 5/1/2028 (a)		2,199	2,150
Eaton Corp. 4.20% 3/6/2031		200	196
Eaton Corp. 4.50% 3/6/2033		200	196
Eaton Corp. 4.80% 3/6/2036		200	196
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)		2,515	2,569
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)		709	738
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)		166	170
EquipmentShare.com, Inc. 7.125% 7/1/2034 (a)		1,250	1,230
ESAB Corp. 5.625% 4/1/2031 (a)		505	507
FedEx Freight Holding Co., Inc. 4.30% 3/15/2029 (a)		60	59
FedEx Freight Holding Co., Inc. 4.95% 3/15/2033 (a)		60	59
FedEx Freight Holding Co., Inc. 5.25% 3/15/2036 (a)		60	59
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)		35	37
Garda World Security Corp. 6.50% 1/15/2031 (a)		720	731
255	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Garda World Security Corp. 8.375% 11/15/2032 (a)	USD	1,388	$1,421
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (a)		595	598
Herc Holdings, Inc. 6.625% 6/15/2029 (a)		380	388
Herc Holdings, Inc. 7.00% 6/15/2030 (a)		740	767
Herc Holdings, Inc. 5.75% 3/15/2031 (a)		25	25
Herc Holdings, Inc. 7.25% 6/15/2033 (a)		1,315	1,372
Herc Holdings, Inc. 6.00% 3/15/2034 (a)		170	169
Hertz Corp. (The) 4.625% 12/1/2026 (a)		768	697
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)		456	454
Icahn Enterprises, LP 5.25% 5/15/2027		3,024	2,991
Icahn Enterprises, LP 9.75% 1/15/2029		610	599
Icahn Enterprises, LP 10.00% 11/15/2029 (a)		250	247
Lsf12 Helix Parent, LLC 7.125% 2/1/2033 (a)		130	126
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)		259	257
Moog, Inc. 5.50% 10/15/2034 (a)		980	968
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)		1,115	1,110
Pitney Bowes, Inc. 7.25% 3/15/2029 (a)		435	441
QXO Building Products, Inc. 6.50% 7/15/2031 (a)		665	678
QXO Building Products, Inc. 6.75% 4/30/2032 (a)		525	542
QXO Building Products, Inc. 6.875% 7/15/2034 (a)		935	960
Reworld Holding Corp. 4.875% 12/1/2029 (a)		790	754
Science Applications International Corp. 5.875% 11/1/2033 (a)		535	527
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)		660	618
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)		304	304
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)		360	362
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)		750	745
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)		100	97
Team Services Holding, Inc. 9.00% 2/15/2033 (a)		685	694
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(d)		95	95
TKC Holdings, Inc. 8.50% 8/15/2030 (a)		160	165
TransDigm, Inc. 6.375% 5/31/2033 (a)		2,410	2,435
TransDigm, Inc. 6.25% 1/31/2034 (a)		990	1,011
TransDigm, Inc. 6.75% 1/31/2034 (a)		3,080	3,161
TransDigm, Inc. 6.125% 7/31/2034 (a)		1,599	1,599
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)		95	97
United Rentals (North America), Inc. 3.875% 2/15/2031		620	586
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)		355	364
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)		185	190
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)		455	452
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)		355	366
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)		265	272
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)		710	704
			56,359

Real estate 5.70%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)		637	615
FibraSOMA 7.125% 5/28/2036 (a)		245	244
Forestar Group, Inc. 5.00% 3/1/2028 (a)		77	77
Forestar Group, Inc. 6.50% 3/15/2033 (a)		1,580	1,606
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)		1,013	979
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)		3,403	3,220
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)		1,265	1,255
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)		1,065	1,053
Hudson Pacific Properties, LP 3.25% 1/15/2030		455	398
Iron Mountain, Inc. 5.00% 7/15/2028 (a)		307	306
Iron Mountain, Inc. 7.00% 2/15/2029 (a)		175	178
Iron Mountain, Inc. 5.25% 7/15/2030 (a)		2,995	2,952
Iron Mountain, Inc. 4.50% 2/15/2031 (a)		1,425	1,364
American Funds Insurance Series	256

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	USD	185	$183
Iron Mountain, Inc. 6.25% 1/15/2035 (a)		1,170	1,176
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (a)		2,405	2,460
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (a)		2,380	2,432
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)		470	460
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030		33	33
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)		180	187
MPT Operating Partnership, LP 5.00% 10/15/2027		6,648	6,453
MPT Operating Partnership, LP 4.625% 8/1/2029		1,290	1,038
MPT Operating Partnership, LP 3.50% 3/15/2031		1,072	738
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)		4,445	4,554
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)		1,045	1,023
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)		615	630
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)		545	555
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)		35	35
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)		380	362
SBA Communications Corp. 3.125% 2/1/2029		111	106
Service Properties Trust 0% 9/30/2027 (a)		1,175	1,091
Service Properties Trust 3.95% 1/15/2028		2,527	2,464
Service Properties Trust 4.95% 10/1/2029		2,668	2,515
Service Properties Trust 4.375% 2/15/2030		2,331	2,115
Service Properties Trust 8.625% 11/15/2031 (a)		4,850	5,111
Service Properties Trust 8.875% 6/15/2032		985	1,015
			50,983

Consumer staples 3.93%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)		1,428	1,357
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)		1,755	1,699
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)		695	680
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)		990	958
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)		2,090	1,993
B&G Foods, Inc. 5.25% 9/15/2027		1,748	1,756
B&G Foods, Inc. 8.00% 9/15/2028 (a)		4,106	4,115
B&G Foods, Inc. 11.00% 6/15/2031 (a)		2,060	1,903
Central Garden & Pet Co. 4.125% 4/30/2031 (a)		1,785	1,686
Coty, Inc. 4.75% 1/15/2029 (a)		985	958
Coty, Inc. 6.625% 7/15/2030 (a)		641	642
Coty, Inc. 5.60% 1/15/2031 (a)		517	503
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)		405	408
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)		990	999
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)		580	570
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)		2,010	2,050
Ingles Markets, Inc. 4.00% 6/15/2031 (a)		590	557
KeHE Distributors, LLC 7.125% 4/30/2033 (a)		685	698
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)		60	60
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)		950	911
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)		710	668
Opal Bidco SAS 6.50% 3/31/2032 (a)		380	388
Performance Food Group, Inc. 5.625% 3/1/2034 (a)		795	781
Post Holdings, Inc. 4.625% 4/15/2030 (a)		1,895	1,832
Post Holdings, Inc. 4.50% 9/15/2031 (a)		950	892
Post Holdings, Inc. 6.25% 2/15/2032 (a)		765	777
Post Holdings, Inc. 6.375% 3/1/2033 (a)		345	342
Post Holdings, Inc. 6.25% 10/15/2034 (a)		750	737
Post Holdings, Inc. 6.50% 3/15/2036 (a)		920	910
Prestige Brands, Inc. 5.125% 1/15/2028 (a)		283	284
Prestige Brands, Inc. 3.75% 4/1/2031 (a)		1,060	975
Prestige Brands, Inc. 6.25% 7/15/2034 (a)		610	610
257	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	USD	617	$617
US Foods, Inc. 4.625% 6/1/2030 (a)		425	415
US Foods, Inc. 5.75% 4/15/2033 (a)		390	391
			35,122

Utilities 1.85%
AES Corp. 5.20% 7/15/2029		600	604
AES Corp. 3.95% 7/15/2030 (a)		500	479
AES Corp. 5.75% 7/15/2033		610	614
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (f)		390	400
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (a)		412	418
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (f)		460	461
Edison International 4.80% 3/15/2031		125	122
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (f)		290	298
FirstEnergy Corp. 2.25% 9/1/2030		680	613
Generadora de Gatun SA 6.874% 9/30/2044 (a)		200	207
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)		845	892
NRG Energy, Inc. 5.875% 5/15/2034 (a)		630	627
NRG Energy, Inc. 6.125% 5/15/2036 (a)		380	380
Pacific Gas and Electric Co. 5.05% 10/15/2032		196	195
Pacific Gas and Electric Co. 5.70% 3/1/2035		60	61
Pacific Gas and Electric Co. 6.00% 8/15/2035		85	88
Pacific Gas and Electric Co. 5.20% 5/1/2036		428	416
Pacific Gas and Electric Co. 3.30% 8/1/2040		235	176
Pacific Gas and Electric Co. 4.95% 7/1/2050		550	459
Pacific Gas and Electric Co. 3.50% 8/1/2050		1,400	935
Pacific Gas and Electric Co. 6.10% 10/15/2055		165	160
PG&E Corp. 5.00% 7/1/2028		325	323
PG&E Corp. 5.25% 7/1/2030		1,215	1,197
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (f)		1,705	1,738
Talen Energy Supply, LLC 6.125% 5/1/2031 (g)		1,455	1,456
Talen Energy Supply, LLC 6.375% 5/1/2033 (g)		2,695	2,693
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)		145	142
Vistra Operations Co., LLC 5.00% 4/30/2031 (a)		60	60
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)		330	352
			16,566

Municipals 0.05%
A&K Travel Group Holdings, Ltd. 7.50% 5/15/2033 (a)		420	424
Total corporate bonds and notes			745,314

Loans 3.93%
Information technology 0.76%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (h)(i)		183	187
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (h)(i)		1,736	1,604
Finastra USA, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 7.00%) 10.751% 9/15/2033 (h)(i)		65	57
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (h)(i)		725	445
American Funds Insurance Series	258

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Loans (continued)
Information technology (continued)
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (h)(i)	USD	2,069	$1,804
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (h)(i)		1,723	1,734
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (h)(i)		949	955
			6,786

Industrials 0.65%
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (h)(i)		255	252
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (h)(i)		5,962	5,401
QXO Building Products, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.00%) 5.62% 4/30/2032 (h)(i)		155	155
			5,808

Financials 0.52%
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (h)(i)		1,050	1,003
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (h)(i)		2,276	2,230
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (h)(i)		19	18
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (h)(i)		778	725
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (h)(i)		119	119
Osaic Holdings, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.232% 7/30/2032 (h)(i)		579	572
			4,667

Consumer staples 0.49%
B&G Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.50%) 7.144% 10/10/2029 (h)(i)		160	158
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (h)(i)		256	251
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (h)(i)		1,490	1,497
United Natural Foods, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.644% 5/1/2031 (h)(i)		2,430	2,454
			4,360

Communication services 0.45%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (h)(i)		1,184	1,188
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (h)(i)		680	640
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (c)(h)		27	5
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.735% 12/1/2028 (h)(i)		2	2
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (c)(d)(h)		797	797
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (h)(i)		280	192
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (h)(i)		1,220	1,225
			4,049
259	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Loans (continued)
Consumer discretionary 0.42%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (d)(h)(i)	USD	461		$461
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(d)(h)(i)		443		443
Belron Finance 2019, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.657% 10/16/2031 (h)(i)		485		485
First Student Bidco, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.982% 8/15/2030 (h)(i)		308		309
Hertz Corp. (The), Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.762%) 7.425% 6/30/2028 (h)(i)		—	(e)	—	(e)
Scientific Games Holdings, LP, Term Loan, First Lien, (3-month USD CME Term SOFR + 3.00%) 6.674% 4/4/2029 (h)(i)		1,333		1,316
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (h)(i)		735		736
				3,750

Health care 0.39%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (h)(i)		1,109		1,051
Bausch + Lomb Corp., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.75%) 7.394% 1/15/2031 (h)(i)		354		356
BioMarin Pharmaceutical, Inc., Term Loan B, First Lien, (6-month USD CME Term SOFR + 1.75%) 5.428% 4/27/2033 (h)(i)		460		461
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (h)(i)		1,446		1,449
Team Health Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.663% 6/30/2028 (h)(i)		213		213
				3,530

Materials 0.16%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (h)(i)		688		669
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(d)(h)(i)		452		389
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(d)(h)(i)		457		394
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (b)(c)(d)(h)(i)		968		—	(e)
				1,452

Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, First Lien, (3-month USD CME Term SOFR + 2.75%) 6.394% 3/28/2031 (h)(i)		227		225
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (h)(i)		232		231
				456

Energy 0.02%
New Fortress Energy, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (b)(h)(i)		266		159

Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (h)(i)		160		152
Total loans				35,169
American Funds Insurance Series	260

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations 0.05%
Collateralized mortgage-backed obligations 0.05%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(b)(d)	USD	480	$456

Municipals 0.02%
Puerto Rico 0.02%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)		198	143
Total municipals			143
Total bonds, notes & other debt instruments (cost: $798,191,000)			781,082

Convertible bonds & notes 0.13%
Communication services 0.13%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (c)		379	1,183
Total convertible bonds & notes (cost: $403,000)			1,183

Common stocks 5.03%	Shares
Information technology 1.75%
Diebold Nixdorf, Inc. (j)	183,613	15,611

Health care 1.67%
Rotech Healthcare, Inc. (d)(g)(j)	167,613	11,817
Keenova Therapeutics PLC (j)	28,965	2,848
Par Health, Inc. (a)(j)	28,965	200
Endo, LP, Class A1 (a)(j)	158,799	114
		14,979

Energy 0.63%
Ascent CNR Corp., Class A (d)(g)	62,978	2,781
Constellation Oil Services Holding SA (NDR)	136,085	1,801
Weatherford International	8,019	653
Altera Infrastructure, LP (d)(j)	7,578	328
Expand Energy Corp.	416	38
Mesquite Energy, Inc. (d)(j)	17,787	—	(e)
		5,601

Utilities 0.62%
Talen Energy Corp. (j)	14,458	5,555

Consumer discretionary 0.35%
Aimbridge Topco, LLC (d)(j)	46,955	3,158

Communication services 0.01%
iHeartMedia, Inc., Class A (j)	18,621	80

Materials 0.00%
Venator Materials PLC (d)(j)	3,232	—	(e)
Total common stocks (cost: $25,258,000)		44,984
261	American Funds Insurance Series

American High-Income Trust (continued)

Rights & warrants 0.01%	Shares	Value (000)
Communication services 0.01%
SES SA (CVR), rights, expire 1/17/2033 (j)	6,792	$102
Total rights & warrants (cost: $80,000)		102

Short-term securities 6.18%
Money market investments 6.18%
Capital Group Central Cash Fund 3.70% (k)(l)	552,741	55,268
Total short-term securities (cost: $55,267,000)		55,268
Total investment securities 98.68% (cost: $879,199,000)		882,619
Other assets less liabilities 1.32%		11,817
Net assets 100.00%		$894,436

Futures contracts

				Notional		Value and unrealized appreciation (depreciation)
		Number of	Expiration	amount		at 6/30/2026
Contracts	Type	contracts	date	(000)		(000)
2 Year U.S. Treasury Note Futures	Long	55	10/5/2026	USD	11,337	$(9)
5 Year U.S. Treasury Note Futures	Long	77	10/5/2026		8,243	25
10 Year Ultra U.S. Treasury Note Futures	Short	4	9/30/2026		(450)	(6)
10 Year U.S. Treasury Note Futures	Short	11	9/30/2026		(1,209)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2026		(116)	(3)
						$2

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

							Upfront premium	Unrealized appreciation
				Notional		Value at	paid	(depreciation)
Reference	Financing	Payment	Expiration	amount		6/30/2026	(received)	at 6/30/2026
index	rate paid	frequency	date	(000)		(000)	(000)	(000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD	29,964	$(2,416)	$(1,647)	$(769)

Investments in affiliates (l)

				Net	Net unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2026	Additions	Reductions	gain (loss)	(depreciation)	6/30/2026	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 6.18%
Money market investments 6.18%
Capital Group Central Cash Fund 3.70% (k)	$35,092	$145,479	$125,294	$(3)	$(6)	$55,268	$792
American Funds Insurance Series	262

American High-Income Trust (continued)

Restricted securities (g)

	Acquisition	Cost	Value	Percent of net
	date(s)	(000)	(000)	assets
Rotech Healthcare, Inc. (d)(j)	8/22/2014	$3,474	$11,817	1.32%
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-6/2/2026	2,694	2,693	0.30
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	1,459	1,456	0.16
Ascent CNR Corp., Class A (d)	11/15/2016	302	2,781	0.31
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)	9/29/2025-3/23/2026	1,230	1,377	0.16
Total		$9,159	$20,124	2.25%

(a)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $581,063,000, which represented 64.96% of the net assets of the fund.
(b)	Scheduled interest and/or principal payment was not received.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Value determined using significant unobservable inputs.
(e)	Amount less than one thousand.
(f)	Step bond; coupon rate may change at a later date.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(j)	Non-income producing.
(k)	Rate represents the seven-day yield at 6/30/2026.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

GO = General Obligation

NDR = Norwegian Depositary Receipts

PIK = Payment In Kind

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

263	American Funds Insurance Series

American Funds Mortgage Fund

Investment portfolio June 30, 2026	unaudited

Bonds, notes & other debt instruments 76.31%	Principal amount (000)			Value (000)
Mortgage-backed obligations 65.82%
Federal agency mortgage-backed obligations 64.36%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD	—	(b)	$—	(b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)		1		1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)		26		25
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)		82		77
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)		3		3
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)		1		1
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)		115		100
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)		195		164
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)		260		219
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)		7		7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)		14		12
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)		63		56
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)		133		119
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)		78		69
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)		4		4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)		4		4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)		3		3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)		152		135
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)		1		1
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)		191		170
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)		4		4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)		1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)		1		1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)		2		2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)		14		15
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)		23		19
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)		1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)		23		22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)		13		12
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)		18		17
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)		6		6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)		3		3
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)		381		319
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)		86		72
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)		16		13
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)		658		528
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)		4		3
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)		91		74
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)		58		49
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)		33		27
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (a)		446		374
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)		117		95
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)		10		8
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)		1,393		1,131
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)		317		258
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)		154		123
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)		1		1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)		158		141
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)		253		212
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)		21		18
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)		28		25
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)		338		287
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)		21		18
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)		2		2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)		351		301
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)		165		142
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)		29		26
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)		181		156
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)		72		64
American Funds Insurance Series	264

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	USD	209	$185
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)		39	34
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)		855	747
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)		659	528
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)		831	695
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (a)		30	26
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)		153	139
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)		180	179
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)		32	32
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)		29	30
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)		52	53
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)		80	83
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)		60	62
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)		174	183
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)		50	52
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)		43	43
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)		40	41
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)		191	196
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (a)		394	344
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)		253	260
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)		166	168
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)		291	299
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)		390	393
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (a)		48	49
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)		31	32
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)		8	8
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)		210	219
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)		64	64
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)		18	18
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)		289	299
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)		134	140
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)		717	722
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)		124	125
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)		111	112
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)		25	26
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)		89	91
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)		12	13
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)		191	199
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)		176	180
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)		37	38
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)		31	32
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)		17	17
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)		206	215
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)		403	415
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)		113	115
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)		101	104
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)		76	77
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)		49	51
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)		29	30
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)		14	14
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)		5	5
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)		515	539
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)		324	338
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)		98	103
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)		88	91
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)		51	53
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)		148	151
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)		144	148
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)		81	83
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)		45	46
265	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	USD	39		$40
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)		24		25
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)		21		22
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)		19		19
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)		17		18
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)		14		15
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)		8		8
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)		111		116
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)		82		85
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)		450		457
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)		230		233
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)		166		167
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)		371		382
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)		141		144
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)		2		2
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)		1		1
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)		87		87
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)		302		309
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)		22		23
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)		48		48
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)		44		44
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)		36		38
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)		168		162
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)		430		440
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)		464		466
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)		82		84
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)		1		2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)		1		1
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (a)		46		42
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)		265		271
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)		10		10
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)		18		18
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (a)		86		91
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)		103		93
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)		114		102
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)		40		34
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)		39		37
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)		639		574
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)		70		70
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)		—	(b)	—	(b)
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)		394		393
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)		124		116
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)		34		32
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)		1,339		1,127
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)		247		220
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)		70		61
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)		1		1
Freddie Mac Pool #760014 4.634% 8/1/2045 (a)(d)		222		221
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)		14		13
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)		20		19
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)		10		10
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)		8		8
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)		6		6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)		19		18
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)		38		38
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)		18		17
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)		12		12
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)		32		31
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)		13		12
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)		117		104
American Funds Insurance Series	266

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	USD	3	$3
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)		641	515
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)		154	125
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)		165	140
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)		89	71
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)		274	223
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)		2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)		3	2
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (a)		1,049	847
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)		260	211
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)		194	171
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)		61	49
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)		50	43
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)		657	551
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)		116	106
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)		16	13
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)		575	526
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)		6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)		604	484
Freddie Mac Pool #QD9585 3.50% 4/1/2052 (a)		52	47
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)		721	630
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)		41	36
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (a)		278	253
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)		265	222
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)		617	539
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)		81	68
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)		853	744
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)		24	19
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)		268	245
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (a)		226	205
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)		84	83
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)		188	190
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)		89	90
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)		285	278
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)		570	593
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)		28	24
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)		68	67
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)		72	72
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)		40	41
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)		228	230
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)		47	49
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)		43	44
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)		29	30
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)		26	27
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)		2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)		673	680
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)		42	43
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)		30	31
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)		1,592	1,635
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)		722	742
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)		95	99
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)		304	311
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)		253	261
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)		51	52
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)		356	359
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)		1,229	1,266
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)		1,027	1,055
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)		5	5
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)		34	35
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)		8	8
267	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	USD	42	$43
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)		52	52
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)		10	11
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)		92	95
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)		15	16
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)		38	40
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)		57	57
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)		22	23
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)		6	6
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)		314	327
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)		45	47
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)		502	524
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)		154	160
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)		38	39
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)		13	14
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)		173	178
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)		166	171
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)		149	155
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)		47	49
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)		46	47
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)		25	25
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)		125	130
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)		61	63
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)		254	258
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)		190	194
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)		110	113
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)		103	105
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)		30	31
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)		1	1
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)		1,033	1,072
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)		187	194
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)		75	78
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)		67	69
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)		38	39
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)		28	29
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)		19	20
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)		166	167
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)		102	105
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)		51	53
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)		50	52
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)		49	50
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)		27	28
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)		11	11
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)		65	68
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)		28	29
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)		12	12
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)		7	7
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)		386	389
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)		470	466
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)		300	301
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)		6	6
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (a)		215	196
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)		19	20
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (a)		155	164
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)		63	61
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)		573	587
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)		55	56
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)		235	245
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)		122	120
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (a)		382	391
American Funds Insurance Series	268

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	USD	67	$69
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)		11	11
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)		10	11
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)		10	11
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)		1,680	1,720
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)		1,113	1,144
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)		158	165
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)		94	98
Freddie Mac Pool #RQ0057 6.00% 10/1/2055 (a)		473	484
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (a)		764	751
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)		300	299
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)		71	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)		75	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)		137	129
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)		94	89
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)		19	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)		70	68
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)		24	21
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)		14	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)		593	520
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)		165	162
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)		9	9
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AC, 2.00% 9/25/2030 (a)		280	255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-3, Class AC, 2.00% 11/25/2030 (a)		268	243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-1, Class AC, 2.25% 5/26/2031 (a)		267	244
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AD, 2.00% 7/25/2031 (a)		229	206
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)		219	211
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)		480	463
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)		57	61
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)		148	148
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)		10	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)		75	76
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)		73	65
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)		173	157
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)		37	33
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)		364	346
Government National Mortgage Assn. Pool #MA6930 2.00% 10/20/2050 (a)		87	71
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)		76	63
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)		31	27
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)		316	259
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (a)		857	704
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (a)		190	156
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)		291	247
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)		69	59
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)		456	386
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (a)		21	17
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)		280	239
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)		61	52
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)		146	125
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)		120	102
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)		38	33
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)		45	40
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)		197	169
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)		53	47
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)		4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)		137	130
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)		12	12
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (a)		93	76
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)		75	70
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)		163	164
269	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	USD	32	$32
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (a)		10	10
Government National Mortgage Assn. Pool #AN1825 4.624% 6/20/2065 (a)		10	10
Government National Mortgage Assn. Pool #AO0461 4.618% 8/20/2065 (a)		3	3
Government National Mortgage Assn. Pool #AO0409 4.595% 12/20/2065 (a)		4	4
Government National Mortgage Assn. Pool #AO0385 4.416% 1/20/2066 (a)		24	23
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)		1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)		195	147
Uniform Mortgage-Backed Security 4.00% 8/1/2041 (a)(e)		125	121
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (a)(e)		394	315
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (a)(e)		2,810	2,348
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (a)(e)		1,836	1,717
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (a)(e)		304	291
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (a)(e)		60	59
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (a)(e)		2,335	2,416
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (a)(e)		586	561
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (a)(e)		106	104
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (a)(e)		30	30
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (a)(e)		2,019	2,058
			68,215

Commercial mortgage-backed securities 0.99%
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (a)(c)(d)		47	47
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 7/15/2042 (a)(c)(d)		200	201
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)		379	384
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.825% 2/15/2043 (a)(c)(d)		141	141
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, (1-month USD CME Term SOFR + 1.40%) 5.05% 7/15/2041 (a)(c)(d)		100	100
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (a)(c)(d)		179	179
			1,052

Collateralized mortgage-backed obligations (privately originated) 0.47%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)		121	114
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)		47	43
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (a)(c)(d)		167	160
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)		103	104
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)		75	76
			497
Total mortgage-backed obligations			69,764

U.S. Treasury bonds & notes 8.71%
U.S. Treasury 8.71%
U.S. Treasury 4.375% 7/31/2026		535	535
U.S. Treasury 3.50% 10/31/2027		1,130	1,120
U.S. Treasury 4.25% 2/15/2028		460	461
U.S. Treasury 3.875% 3/15/2028		550	547
U.S. Treasury 4.125% 7/31/2028		450	450
U.S. Treasury 4.50% 5/31/2029 (f)		1,025	1,034
U.S. Treasury 4.00% 3/31/2030		100	99
U.S. Treasury 3.50% 2/28/2031		605	587
U.S. Treasury 4.00% 6/30/2032		300	296
U.S. Treasury 3.875% 12/31/2032		510	498
U.S. Treasury 1.875% 2/15/2041		240	167
U.S. Treasury 3.25% 5/15/2042		106	87
American Funds Insurance Series	270

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.75% 2/15/2045	USD	190	$186
U.S. Treasury 1.875% 11/15/2051		65	36
U.S. Treasury 4.625% 2/15/2055		345	328
U.S. Treasury 4.75% 8/15/2055		345	335
U.S. Treasury 4.625% 11/15/2055		600	571
U.S. Treasury 4.75% 2/15/2056		1,775	1,724
U.S. Treasury 5.00% 5/15/2056		165	167
Total U.S. Treasury bonds & notes			9,228

Asset-backed obligations 1.78%
Auto loan 0.82%
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (a)(c)		91	91
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (a)		36	36
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (a)		31	31
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)		3	3
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (a)		54	54
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)		257	261
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(c)		100	101
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)		292	294
			871

Collateralized loan obligations 0.57%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (a)(c)(d)		250	250
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 098%) 4.655% 4/19/2034 (a)(c)(d)		100	100
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (a)(c)(d)		250	250
			600

Other asset-backed securities 0.27%
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(c)		123	122
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)		88	73
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)		100	83
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		12	12
			290

Student loan 0.12%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)		71	68
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (a)(c)(d)		60	59
			127
Total asset-backed obligations			1,888
Total bonds, notes & other debt instruments (cost: $81,532,000)			80,880

	Weighted average yield at acquisition
Short-term securities 31.58%
Commercial paper 12.05%
Apple, Inc. 7/27/2026 (c)	3.630%	2,000	1,995
Cisco Systems, Inc. 9/1/2026 (c)	3.700	500	497
Eli Lilly and Co. 8/5/2026 (c)	3.760	1,600	1,594
271	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
LMA-Americas, LLC 7/1/2026 (c)	3.630%	USD	1,000	$1,000
Paccar Financial Corp. 7/1/2026	3.700		1,000	1,000
Paccar Financial Corp. 7/10/2026	3.690		1,300	1,299
PepsiCo, Inc. 7/8/2026 (c)	3.620		1,200	1,199
Prudential Funding, LLC 7/13/2026	3.670		2,000	1,997
Wal-Mart Stores, Inc. 7/15/2026 (c)	3.690		1,200	1,198
Wal-Mart Stores, Inc. 7/20/2026 (c)	3.660		1,000	998
				12,777

Federal agency bills & notes 19.53%
Federal Farm Credit Banks 7/27/2026	3.620		1,100	1,097
Federal Farm Credit Banks 8/21/2026	3.630		2,300	2,288
Federal Farm Credit Banks 8/24/2026	3.640		1,400	1,392
Federal Home Loan Bank 7/7/2026	3.620		1,200	1,199
Federal Home Loan Bank 7/10/2026	3.600		2,000	1,998
Federal Home Loan Bank 7/15/2026	3.605		1,500	1,498
Federal Home Loan Bank 7/17/2026	3.620		1,300	1,298
Federal Home Loan Bank 8/3/2026	3.605		2,400	2,392
Federal Home Loan Bank 8/4/2026	3.610		900	897
Federal Home Loan Bank 8/28/2026	3.635		2,100	2,088
Federal Home Loan Bank 9/9/2026	3.628		2,600	2,582
Federal Home Loan Bank 11/12/2026	3.630		2,000	1,972
Total short-term securities (cost: $33,481,000)				33,478

Total investment securities 107.89% (cost: $115,013,000)				114,358
Other assets less liabilities (7.89)%				(8,366)

Net assets 100.00%				$105,992

Futures contracts

				Notional		Value and unrealized appreciation (depreciation)
		Number of	Expiration	amount		at 6/30/2026
Contracts	Type	contracts	date	(000)		(000)
3 Month SOFR Futures	Long	123	3/17/2027	USD	29,508	$(86)
2 Year U.S. Treasury Note Futures	Long	215	10/5/2026		44,319	(32)
5 Year U.S. Treasury Note Futures	Long	154	10/5/2026		16,485	50
10 Year Ultra U.S. Treasury Note Futures	Long	43	9/30/2026		4,836	61
10 Year U.S. Treasury Note Futures	Long	33	9/30/2026		3,626	15
20 Year U.S. Treasury Bond Futures	Long	8	9/30/2026		908	24
30 Year Ultra U.S. Treasury Bond Futures	Long	31	9/30/2026		3,601	123
						$155

American Funds Insurance Series	272

American Funds Mortgage Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium Paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2026 (000)	(received) (000)	at 6/30/2026 (000)
SOFR	Annual	3.7315%	Annual	3/25/2033	USD	627	$7	$—	$7
SOFR	Annual	3.739%	Annual	3/25/2033	USD	602	6	—	6
SOFR	Annual	3.7655%	Annual	3/26/2033	USD	754	7	—	7
SOFR	Annual	3.788%	Annual	3/26/2033	USD	454	3	—	3
SOFR	Annual	3.793%	Annual	3/26/2033	USD	226	2	—	2
SOFR	Annual	3.8105%	Annual	3/30/2033	USD	314	2	—	2
SOFR	Annual	3.8175%	Annual	3/31/2033	USD	303	2	—	2
SOFR	Annual	3.703%	Annual	4/14/2033	USD	670	8	—	8
SOFR	Annual	3.6025%	Annual	1/8/2034	USD	495	11	—	11
SOFR	Annual	3.41%	Annual	7/28/2045	USD	982	103	—	103
							$151	$—	$151

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,852,000, which represented 11.18% of the net assets of the fund.
(d)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $238,000, which represented 0.22% of the net assets of the fund.

Key to abbreviation(s)

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

273	American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio June 30, 2026	unaudited

Short-term securities 100.57%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 71.30%
ANZ (Delaware), Inc. 11/24/2026 (a)	1.367%	USD	10,000	$9,840
Apple, Inc. 7/9/2026 (a)	0.342		10,000	9,991
Bank of Montreal 7/23/2026 (a)	0.237		8,000	7,981
Cabot Trail Funding, LLC. 7/1/2026 (a)	0.943		9,000	8,999
CAFCO, LLC 7/17/2026 (a)	1.380		9,225	9,209
Cisco Systems, Inc. 7/15/2026 (a)	0.974		9,500	9,486
DBS Bank, Ltd. 9/4/2026 (a)	0.840		7,000	6,951
Eli Lilly and Co. 8/5/2026 (a)	0.400		8,900	8,867
Exxon Asset Management Co. 7/7/2026	0.119		6,300	6,295
Henkel of America, Inc. 8/6/2026 (a)	1.204		11,000	10,959
L’Oreal USA, Inc. 7/21/2026 (a)	0.603		10,000	9,979
LVMH Moet Hennessy Louis Vuitton, Inc. 9/23/2026 (a)	0.809		4,500	4,460
National Bank of Canada 7/6/2026 (a)	0.430		10,000	9,994
Nestle Finance International, Ltd. 8/20/2026 (a)	0.585		10,000	9,947
Old Line Funding, LLC 7/7/2026 (a)	0.288		10,000	9,993
OMERS Finance Trust 7/6/2026	0.327		10,000	9,994
Paccar Financial Corp. 7/1/2026	0.311		9,900	9,899
Prudential Funding, LLC 7/13/2026	0.314		10,000	9,987
Roche Holdings, Inc. 7/16/2026 (a)	0.313		10,000	9,984
Sanofi 7/8/2026 (a)	1.129		10,000	9,992
Toyota Motor Credit Corp. 7/10/2026	1.224		10,000	9,990
Victory Receivables Corp. 7/24/2026 (a)	0.806		10,000	9,975
Wal-Mart Stores, Inc. 7/20/2026 (a)	0.372		9,000	8,981
				211,753
Federal agency bills & notes 17.78%
Federal Farm Credit Banks 7/20/2026	0.595		3,650	3,643
Federal Farm Credit Banks 7/27/2026	0.247		3,600	3,590
Federal Farm Credit Banks 8/24/2026	0.777		9,600	9,547
Federal Home Loan Bank 7/22/2026	1.122		4,400	4,391
Federal Home Loan Bank 8/7/2026	0.815		1,500	1,495
Federal Home Loan Bank 8/26/2026	0.774		10,000	9,943
Federal Home Loan Bank 9/4/2026	0.768		8,950	8,891
Federal Home Loan Bank 9/9/2026	0.760		6,400	6,354
Freddie Mac 8/31/2026	0.639		5,000	4,969
				52,823

Bonds & notes of governments & government agencies outside the U.S. 6.22%
Hydro-Quebec 7/15/2026 (a)	0.211		8,000	7,988
Ontario (Province of) 7/14/2026	0.269		10,500	10,485
				18,473

U.S. Treasury bills 5.27%
U.S. Treasury 8/4/2026	1.102		5,750	5,731
U.S. Treasury 9/17/2026	0.758		10,000	9,921
				15,652
Total short-term securities (cost: $298,723,000)				298,701
Total investment securities 100.57% (cost: $298,723,000)				298,701
Other assets less liabilities (0.57)%				(1,706)
Net assets 100.00%				$296,995
American Funds Insurance Series	274

Ultra-Short Bond Fund (continued)

(a)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $173,576,000, which represented 58.44% of the net assets of the fund.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

275	American Funds Insurance Series

U.S. Government Securities Fund

Investment portfolio June 30, 2026	unaudited

Bonds, notes & other debt instruments 83.65%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 48.01%
U.S. Treasury 42.36%
U.S. Treasury 4.50% 7/15/2026	USD	10,366	$10,369
U.S. Treasury 4.375% 7/31/2026		25,795	25,809
U.S. Treasury 4.625% 9/15/2026		10,209	10,228
U.S. Treasury 3.50% 9/30/2026		11,100	11,091
U.S. Treasury 3.875% 3/31/2027		23,000	22,978
U.S. Treasury 4.50% 4/15/2027		30,000	30,113
U.S. Treasury 0.50% 4/30/2027		1,250	1,214
U.S. Treasury 2.625% 5/31/2027		2,290	2,260
U.S. Treasury 3.75% 6/30/2027		33,220	33,104
U.S. Treasury 3.875% 7/31/2027		10,000	9,972
U.S. Treasury 3.75% 8/15/2027		5,043	5,021
U.S. Treasury 3.625% 8/31/2027		2,945	2,928
U.S. Treasury 3.375% 11/30/2027		600	594
U.S. Treasury 3.375% 12/31/2027		10,000	9,886
U.S. Treasury 4.25% 2/15/2028 (a)		48,655	48,714
U.S. Treasury 3.625% 5/31/2028		14,850	14,705
U.S. Treasury 1.25% 6/30/2028		3,325	3,141
U.S. Treasury 4.00% 6/30/2028		6,907	6,886
U.S. Treasury 4.125% 6/30/2028		9,870	9,865
U.S. Treasury 1.00% 7/31/2028		970	910
U.S. Treasury 4.125% 7/31/2028		17,685	17,673
U.S. Treasury 3.50% 11/15/2028		410	404
U.S. Treasury 2.625% 2/15/2029		3,270	3,146
U.S. Treasury 4.25% 2/28/2029		11,435	11,460
U.S. Treasury 4.50% 5/31/2029		825	833
U.S. Treasury 2.625% 7/31/2029		9,309	8,898
U.S. Treasury 4.00% 7/31/2029		15,070	15,001
U.S. Treasury 3.625% 8/31/2029		11,435	11,254
U.S. Treasury 4.125% 10/31/2029		4,800	4,793
U.S. Treasury 4.125% 11/30/2029		10,200	10,185
U.S. Treasury 4.375% 12/31/2029		23,475	23,627
U.S. Treasury 4.00% 2/28/2030		11,270	11,204
U.S. Treasury 4.00% 3/31/2030		15,000	14,906
U.S. Treasury 3.75% 6/30/2030		17,030	16,755
U.S. Treasury 3.875% 6/30/2030		6,000	5,931
U.S. Treasury 4.00% 7/31/2030		1,185	1,177
U.S. Treasury 4.625% 9/30/2030		1,290	1,311
U.S. Treasury 4.875% 10/31/2030		625	642
U.S. Treasury 3.50% 11/30/2030		505	491
U.S. Treasury 3.625% 12/31/2030		850	830
U.S. Treasury 3.75% 1/31/2031		18,700	18,349
U.S. Treasury 3.875% 4/30/2031		18,965	18,695
U.S. Treasury 4.125% 5/31/2031		21,145	21,071
U.S. Treasury 4.25% 6/30/2031		9,625	9,641
U.S. Treasury 4.125% 11/30/2031		3,240	3,223
U.S. Treasury 4.125% 2/29/2032		9,305	9,250
U.S. Treasury 4.125% 3/31/2032		3,000	2,981
U.S. Treasury 4.125% 5/31/2032		10,295	10,223
U.S. Treasury 4.00% 6/30/2032		16,910	16,676
U.S. Treasury 2.75% 8/15/2032		8,095	7,435
U.S. Treasury 3.75% 11/30/2032		4,075	3,953
U.S. Treasury 3.875% 12/31/2032		4,095	3,999
U.S. Treasury 4.25% 3/31/2033		7,658	7,635
U.S. Treasury 3.875% 8/15/2033		3,180	3,093
U.S. Treasury 4.375% 5/15/2034		1,687	1,688
U.S. Treasury 3.875% 8/15/2034		1,970	1,903
U.S. Treasury 4.25% 11/15/2034		1,790	1,773
U.S. Treasury 4.625% 2/15/2035		5,000	5,080
U.S. Treasury 4.25% 5/15/2035		1,800	1,779
U.S. Treasury 4.00% 11/15/2035		850	822
American Funds Insurance Series	276

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 2/15/2036	USD	1,130	$1,103
U.S. Treasury 4.50% 8/15/2039		13,655	13,474
U.S. Treasury 4.625% 2/15/2040		90	90
U.S. Treasury, interest only, 0% 11/15/2040		1,110	550
U.S. Treasury 1.375% 11/15/2040		1,945	1,258
U.S. Treasury 3.875% 5/15/2043		820	725
U.S. Treasury 4.375% 8/15/2043		40	38
U.S. Treasury 4.50% 2/15/2044		3,780	3,601
U.S. Treasury 4.125% 8/15/2044		11,760	10,638
U.S. Treasury 2.50% 2/15/2045		4,850	3,402
U.S. Treasury 5.00% 5/15/2045		8,955	9,033
U.S. Treasury 4.625% 11/15/2045		180	173
U.S. Treasury 2.50% 2/15/2046		3,900	2,690
U.S. Treasury 4.625% 2/15/2046		2,490	2,390
U.S. Treasury 2.50% 5/15/2046		1,585	1,089
U.S. Treasury 2.875% 11/15/2046		2,700	1,973
U.S. Treasury 3.00% 8/15/2048		750	549
U.S. Treasury 2.375% 11/15/2049		1,435	914
U.S. Treasury 1.25% 5/15/2050		14,825	7,056
U.S. Treasury 1.375% 8/15/2050		4,330	2,124
U.S. Treasury 1.625% 11/15/2050		35,205	18,408
U.S. Treasury 1.875% 2/15/2051		5,892	3,275
U.S. Treasury 2.375% 5/15/2051		6,280	3,928
U.S. Treasury 2.00% 8/15/2051		5,226	2,977
U.S. Treasury 1.875% 11/15/2051		3,164	1,739
U.S. Treasury 3.00% 8/15/2052		895	635
U.S. Treasury 4.00% 11/15/2052		1,849	1,582
U.S. Treasury 4.75% 11/15/2053		205	198
U.S. Treasury 4.25% 2/15/2054		11,130	9,932
U.S. Treasury 4.625% 5/15/2054		3,165	3,006
U.S. Treasury 4.25% 8/15/2054		50	45
U.S. Treasury 4.625% 2/15/2055		7,370	7,004
U.S. Treasury 4.75% 8/15/2055		20,850	20,233
U.S. Treasury 4.625% 11/15/2055 (a)		42,030	39,988
U.S. Treasury 4.75% 2/15/2056 (a)		43,300	42,062
U.S. Treasury 5.00% 5/15/2056		9,395	9,495
			796,955

U.S. Treasury inflation-protected securities 5.65%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (b)		9,837	9,789
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (b)		3,027	2,969
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (b)		21,416	21,321
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (b)		19,151	19,028
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (b)		6,828	6,619
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (b)		1,118	1,027
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (b)		3,476	3,148
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (b)		7,544	7,440
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (b)		15,031	14,611
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (b)		144	138
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (b)		1,540	1,176
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (b)		1,796	1,311
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)		331	233
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (b)		376	212
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (b)		147	78
277	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (b)	USD	466		$408
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)		7,825		7,211
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)		10,337		9,537
				106,256
Total U.S. Treasury bonds & notes				903,211

Mortgage-backed obligations 33.09%
Federal agency mortgage-backed obligations 33.04%
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (c)		2		2
Fannie Mae Pool #257431 6.50% 10/1/2028 (c)		—	(d)	—	(d)
Fannie Mae Pool #695412 5.00% 6/1/2033 (c)		—	(d)	—	(d)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (c)		2		2
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (c)		389		380
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (c)		918		894
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (c)		654		612
Fannie Mae Pool #940890 6.50% 6/1/2037 (c)		—	(d)	—	(d)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (c)		276		258
Fannie Mae Pool #256828 7.00% 7/1/2037 (c)		2		2
Fannie Mae Pool #256860 6.50% 8/1/2037 (c)		8		8
Fannie Mae Pool #888698 7.00% 10/1/2037 (c)		9		9
Fannie Mae Pool #970343 6.00% 2/1/2038 (c)		11		11
Fannie Mae Pool #931768 5.00% 8/1/2039 (c)		3		3
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (c)		13		13
Fannie Mae Pool #932606 5.00% 2/1/2040 (c)		6		6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)		21,881		19,029
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (c)		236		238
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (c)		108		109
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (c)		27		27
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (c)		107		108
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (c)		14		13
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (c)		59		60
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (c)		11		11
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (c)		5		5
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (c)		16		16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (c)		4		4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (c)		5		5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (c)		28		26
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (c)		584		607
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (c)		6		6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (c)		47		44
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (c)		3,205		2,982
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (c)		39		36
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (c)		11		10
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (c)		6		6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (c)		5		5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (c)		2		1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (c)		5		4
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (c)		72		68
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (c)		2,302		2,129
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (c)		29		26
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (c)		43		41
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (c)		60		57
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (c)		18		17
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (c)		12		12
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (c)		827		768
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (c)		307		284
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (c)		79		73
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (c)		402		372
American Funds Insurance Series	278

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (c)	USD	225	$208
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (c)		2,685	2,399
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (c)		670	573
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (c)		23	20
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (c)		425	359
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (c)		143	122
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (c)		1,457	1,241
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (c)		181	146
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (c)		1,280	1,024
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (c)		63	51
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (c)		834	683
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (c)		542	436
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (c)		9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (c)		324	271
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (c)		5	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (c)		1,305	1,044
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (c)		799	669
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (c)		4,056	3,619
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (c)		1,228	1,039
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (c)		249	209
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (c)		144	123
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (c)		468	392
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (c)		1,171	980
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (c)		527	447
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (c)		353	296
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (c)		5,885	4,708
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (c)		38	31
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (c)		1,885	1,578
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (c)		959	819
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (c)		5	4
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (c)		605	543
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (c)		446	357
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (c)		2,205	1,927
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (c)		1,762	1,559
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (c)		915	800
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (c)		154	132
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (c)		2,801	2,507
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (c)		1,881	1,644
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (c)		406	381
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (c)		6,786	5,681
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (c)		775	676
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (c)		161	141
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (c)		527	493
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (c)		2,938	2,350
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (c)		95	76
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (c)		2,444	2,296
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (c)		48	48
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (c)		41	41
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (c)		195	157
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (c)		3,073	2,572
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (c)		2,117	1,927
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (c)		264	263
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (c)		44	44
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (c)		594	575
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (c)		7,621	7,551
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (c)		3,081	2,464
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (c)		891	863
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (c)		825	795
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (c)		7,411	7,349
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (c)		4,237	4,189
279	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (c)	USD	543	$549
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (c)		501	507
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (c)		72	73
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (c)		187	195
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (c)		7	7
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (c)		2,367	2,287
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (c)		1,657	1,699
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (c)		7	8
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (c)		602	628
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (c)		645	663
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (c)		457	471
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (c)		1,744	1,763
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (c)		291	307
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (c)		257	260
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (c)		2,351	2,376
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (c)		2,202	2,269
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (c)		1,496	1,539
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (c)		1,470	1,513
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (c)		1,065	1,099
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (c)		1,035	1,063
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (c)		315	303
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (c)		1,518	1,531
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (c)		1,246	1,277
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (c)		196	201
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (c)		423	407
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (c)		167	169
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (c)		10,218	10,294
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (c)		366	375
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (c)		1,821	1,887
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (c)		517	537
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (c)		136	141
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (c)		18	19
Fannie Mae Pool #FS8361 3.50% 12/1/2053 (c)		244	221
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (c)		458	463
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (c)		120	121
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (c)		7,006	7,298
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (c)		2,221	2,300
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (c)		399	402
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (c)		3,938	4,162
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (c)		362	364
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (c)		39	39
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (c)		1,117	1,132
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (c)		435	449
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (c)		890	928
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (c)		1,288	1,347
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (c)		2,478	2,551
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (c)		531	543
Fannie Mae Pool #DB6813 6.00% 6/1/2054 (c)		84	86
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (c)		3,229	3,365
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (c)		5,461	5,624
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (c)		3,332	3,435
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (c)		676	692
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (c)		116	119
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (c)		5,080	5,294
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (c)		1,338	1,391
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (c)		738	771
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (c)		190	196
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (c)		187	191
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (c)		92	95
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (c)		85	87
American Funds Insurance Series	280

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (c)	USD	81		$83
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (c)		57		58
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (c)		1,287		1,344
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (c)		1,665		1,686
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (c)		1,153		1,181
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)		82		84
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)		39		40
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (c)		1,263		1,300
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (c)		185		187
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (c)		20		20
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (c)		2,147		2,198
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (c)		340		351
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (c)		23		24
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (c)		761		783
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (c)		23		23
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (c)		1,263		1,334
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (c)		6,327		6,358
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)		150		153
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)		58		60
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)		56		57
Fannie Mae Pool #FA1672 6.50% 4/1/2055 (c)		194		201
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (c)		858		907
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (c)		178		162
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (c)		85		77
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (c)		438		452
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (c)		—	(d)	—	(d)
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (c)		44		46
Fannie Mae Pool #MA5906 3.50% 12/1/2055 (c)		1,000		908
Fannie Mae Pool #MA5990 7.00% 2/1/2056 (c)		1,017		1,075
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (c)		1,065		915
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (c)		320		307
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (c)		392		352
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (c)		—	(d)	—	(d)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (c)		—	(d)	—	(d)
Freddie Mac Pool #1H1354 6.343% 11/1/2036 (c)(e)		18		18
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (c)		978		916
Freddie Mac Pool #C03518 5.00% 9/1/2040 (c)		196		198
Freddie Mac Pool #G06459 5.00% 5/1/2041 (c)		403		408
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (c)		575		496
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (c)		2		2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (c)		19		18
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (c)		21		20
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (c)		102		98
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (c)		152		142
Freddie Mac Pool #760014 4.634% 8/1/2045 (c)(e)		188		187
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (c)		38		35
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (c)		56		52
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (c)		37		34
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (c)		35		33
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (c)		30		28
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (c)		21		19
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (c)		17		16
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (c)		16		15
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (c)		11		10
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (c)		10		9
Freddie Mac Pool #G67711 4.00% 3/1/2048 (c)		649		616
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (c)		34		32
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (c)		29		27
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (c)		20		19
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (c)		12		11
281	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (c)	USD	62	$59
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (c)		4,872	4,625
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (c)		154	150
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (c)		71	70
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (c)		48	47
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (c)		15	15
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (c)		121	112
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (c)		36	33
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (c)		276	255
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (c)		144	133
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (c)		21	19
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (c)		1,293	1,038
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (c)		27	23
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (c)		1,099	888
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (c)		1,646	1,394
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (c)		30	24
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (c)		690	577
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (c)		49	40
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (c)		3,898	3,147
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (c)		1,907	1,543
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (c)		871	697
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (c)		122	108
Freddie Mac Pool #QC5569 2.00% 8/1/2051 (c)		2,775	2,219
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (c)		7,615	6,509
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (c)		376	303
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (c)		391	335
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (c)		99	83
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (c)		248	211
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (c)		117	104
Freddie Mac Pool #QD7325 3.50% 1/1/2052 (c)		200	181
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (c)		4,334	3,467
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (c)		857	686
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (c)		289	232
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (c)		7,054	6,457
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (c)		138	127
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (c)		28	22
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (c)		306	287
Freddie Mac Pool #8D0226 2.513% 5/1/2052 (c)(e)		376	344
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (c)		7,205	6,303
Freddie Mac Pool #QE3999 3.50% 5/1/2052 (c)		371	337
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (c)		254	222
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (c)		69	63
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (c)		36	33
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (c)		618	520
Freddie Mac Pool #RA7572 3.00% 8/1/2052 (c)		47	41
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (c)		130	122
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (c)		174	168
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (c)		42	42
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (c)		35	35
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (c)		143	129
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (c)		763	738
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (c)		173	167
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (c)		112	109
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (c)		8,387	8,310
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (c)		70	68
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (c)		890	869
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (c)		692	666
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (c)		1,727	1,746
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (c)		3,274	3,403
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (c)		648	566
American Funds Insurance Series	282

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (c)	USD	719	$725
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (c)		644	663
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (c)		341	351
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (c)		76	73
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)		632	638
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (c)		395	398
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (c)		1,192	1,227
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (c)		179	188
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (c)		1,204	1,217
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (c)		10,904	11,175
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (c)		2,814	2,894
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (c)		1,594	1,640
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (c)		625	642
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (c)		332	344
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (c)		299	308
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (c)		204	210
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (c)		181	189
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (c)		1,503	1,567
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (c)		1,351	1,409
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (c)		1,297	1,365
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (c)		1,222	1,287
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (c)		887	935
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (c)		681	716
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (c)		492	512
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (c)		380	404
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (c)		522	528
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (c)		11,483	11,783
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (c)		14,670	15,071
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (c)		604	610
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (c)		29,804	30,726
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (c)		1,645	1,691
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (c)		57	59
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (c)		3,773	3,883
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (c)		659	634
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (c)		2,657	2,682
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (c)		7,340	7,661
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (c)		24	25
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (c)		1,619	1,633
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (c)		43	45
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (c)		760	766
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (c)		3,309	3,414
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (c)		137	141
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (c)		3,905	4,086
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (c)		398	401
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (c)		464	470
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (c)		80	81
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (c)		454	469
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (c)		442	446
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)		52	53
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (c)		1,756	1,830
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (c)		822	860
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (c)		9,963	10,350
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)		1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (c)		2,088	2,188
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (c)		762	794
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (c)		547	573
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (c)		5,835	5,981
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (c)		2,338	2,407
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (c)		183	188
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)		4,410	4,589
283	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (c)	USD	3,659	$3,706
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (c)		777	782
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (c)		2,445	2,503
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (c)		1,094	1,121
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (c)		121	125
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)		58	60
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)		42	43
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (c)		3,011	3,127
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (c)		668	672
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (c)		417	429
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (c)		209	215
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (c)		204	211
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (c)		202	210
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (c)		116	119
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (c)		3,696	3,865
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (c)		1,025	1,066
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (c)		3	3
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)		336	338
Freddie Mac Pool #SD8499 3.50% 12/1/2054 (c)		557	506
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (c)		2	2
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (c)		829	753
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (c)		3,098	3,201
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (c)		1,232	1,274
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (c)		880	908
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)		386	395
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (c)		5	5
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (c)		3,705	3,872
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (c)		182	183
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)		112	114
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (c)		310	328
Freddie Mac Pool #QZ5542 3.50% 10/1/2055 (c)		522	474
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (c)		170	154
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (c)		1,024	1,048
Freddie Mac Pool #RQ0079 7.00% 12/1/2055 (c)		190	201
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (c)		3,875	3,867
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (c)		3,153	2,987
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (c)		687	603
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (c)		275	247
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (c)		3,241	3,045
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (c)(e)		2,836	2,684
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (c)		739	635
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (c)(e)		1,024	927
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (c)(e)		300	289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (c)		3,271	2,942
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (c)		362	347
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (c)		573	508
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (c)		1,369	1,306
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (c)		306	275
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (c)		1,185	1,111
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (c)		12,129	11,839
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (c)		3,049	2,901
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (c)		876	810
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (c)		435	395
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (c)		2,953	2,840
Government National Mortgage Assn. 3.50% 7/1/2056 (c)(f)		481	432
Government National Mortgage Assn. 5.00% 7/1/2056 (c)(f)		5	5
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (c)		51	54
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (c)		10	10
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (c)		105	112
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (c)		24	25
American Funds Insurance Series	284

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (c)	USD	109	$111
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (c)		57	61
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (c)		1,521	1,569
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (c)		566	572
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (c)		367	358
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (c)		13	12
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (c)		704	578
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (c)		956	785
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (c)		2,879	2,365
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (c)		1,384	1,137
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (c)		4,137	3,509
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (c)		1,782	1,525
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (c)		565	481
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (c)		3,237	2,745
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (c)		74	64
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (c)		2,706	2,315
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (c)		1,398	1,198
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (c)		850	727
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (c)		676	577
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (c)		214	190
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (c)		174	143
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (c)		788	674
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (c)		167	149
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (c)		345	283
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (c)		1,910	1,744
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (c)		591	536
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (c)		3,641	3,294
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (c)		275	260
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (c)		384	361
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (c)		189	178
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (c)		47	46
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (c)		3,886	3,756
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (c)		2,520	2,434
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (c)		1,072	1,034
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (c)		4,191	3,917
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (c)		407	409
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (c)		812	817
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (c)		221	223
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (c)		66	66
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (c)		407	307
Uniform Mortgage-Backed Security 5.00% 7/1/2041 (c)(f)		780	783
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (c)(f)		621	566
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (c)(f)		495	451
Uniform Mortgage-Backed Security 4.00% 8/1/2041 (c)(f)		920	893
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (c)(f)		5,557	4,644
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (c)(f)		4,191	3,655
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (c)(f)		1,943	1,816
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (c)(f)		11,559	11,075
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (c)(f)		584	574
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (c)(f)		36,675	37,941
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (c)(f)		2,546	2,219
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (c)(f)		1,106	1,085
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (c)(f)		310	311
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (c)(f)		21,027	21,428
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (c)(f)		371	390
			621,537
285	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations 0.05%
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (c)(e)(g)	USD	897	$859
Total mortgage-backed obligations			622,396

Federal agency bonds & notes 2.55%
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,378
Federal Home Loan Bank 5.50% 7/15/2036		300	324
Federal National Mortgage Association 7.125% 1/15/2030		2,000	2,190
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,830
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,967
Tennessee Valley Authority 4.875% 5/15/2035		2,445	2,503
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,800
Tennessee Valley Authority 5.88% 4/1/2036		875	963
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	222
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		624	596
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		384	385
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,200	2,198
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		10,250	10,097
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,064	3,003
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,020	1,965
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		1,773	1,702
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,074	1,970
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,167	2,028
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,524
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	304
			47,949
Total bonds, notes & other debt instruments (cost: $1,615,318,000)			1,573,556

Short-term securities 19.74%	Weighted average yield at acquisition
Commercial paper 13.04%
Apple, Inc. 7/6/2026 (g)	3.620%	10,000	9,994
Apple, Inc. 7/27/2026 (g)	3.630	10,000	9,973
Apple, Inc. 8/3/2026 (g)	3.630	10,000	9,965
CHARTA, LLC 10/6/2026 (g)	3.850	17,705	17,517
Cisco Systems, Inc. 7/15/2026 (g)	3.750	20,000	19,970
Eli Lilly and Co. 8/5/2026 (g)	3.760	25,300	25,207
Exxon Asset Management Co. 7/7/2026	3.690	20,000	19,986
Johnson & Johnson 8/12/2026 (g)	3.660	20,700	20,609
Komatsu Finance America, Inc. 9/2/2026 (g)	3.800	10,000	9,934
LMA-Americas, LLC 7/1/2026 (g)	3.630	5,450	5,449
Old Line Funding, LLC 7/7/2026 (g)	3.740	4,500	4,497
Paccar Financial Corp. 7/1/2026	3.700	8,600	8,599
Paccar Financial Corp. 7/10/2026	3.690	10,500	10,489
Paccar Financial Corp. 7/13/2026	3.700	11,500	11,485
PepsiCo, Inc. 7/8/2026 (g)	3.620	8,800	8,793
Prudential Funding, LLC 7/13/2026	3.670	18,000	17,976
Wal-Mart Stores, Inc. 7/20/2026 (g)	3.660	20,000	19,959
Wal-Mart Stores, Inc. 7/24/2026 (g)	3.639	15,000	14,963
			245,365
American Funds Insurance Series	286

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes 6.70%
Federal Farm Credit Banks 7/20/2026	3.590%	USD	16,350	$16,320
Federal Farm Credit Banks 8/24/2026	3.640		15,200	15,117
Federal Home Loan Bank 7/1/2026	3.430		16,800	16,800
Federal Home Loan Bank 7/17/2026	3.600		15,000	14,977
Federal Home Loan Bank 7/24/2026	3.632		5,350	5,338
Federal Home Loan Bank 8/10/2026	3.556		10,000	9,959
Federal Home Loan Bank 8/19/2026	3.611		13,000	12,935
Federal Home Loan Bank 9/9/2026	3.630		15,000	14,893
Federal Home Loan Bank 11/12/2026	3.630		20,000	19,722
Total short-term securities (cost: $371,456,000)				371,426

Options purchased (equity style) 0.10%
Options purchased (equity style)*				1,870
Total options purchased (equity style) (cost: $1,228,000)				1,870
Total investment securities 103.49% (cost: $1,988,002,000)				1,946,852
Total options written (equity style)† (0.14)% (premium received: $1,611,000)				(2,614)
Other assets less liabilities (3.49)%				(63,051)
Net assets 100.00%				$1,881,187

* Options purchased (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value at 6/30/2026 (000)
Put
3 Month SOFR Futures Option	709	12/11/2026	USD	97.00	USD	177,250	$1,870

† Options written (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value at 6/30/2026 (000)
Put
3 Month SOFR Futures Option	238	12/11/2026	USD	96.06	USD	(59,500)	$(147)
3 Month SOFR Futures Option	1,420	12/11/2026		96.63		(355,000)	(2,467)
							$(2,614)
287	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	26	9/16/2026	USD	6,259	$(32)
3 Month SOFR Futures	Long	555	12/16/2026		133,318	(358)
3 Month SOFR Futures	Long	1,544	3/17/2027		370,405	(1,125)
2 Year U.S. Treasury Note Futures	Long	4,366	10/5/2026		899,976	(685)
5 Year U.S. Treasury Note Futures	Long	2,852	10/5/2026		305,298	798
10 Year Ultra U.S. Treasury Note Futures	Long	524	9/30/2026		58,934	633
10 Year U.S. Treasury Note Futures	Short	27	9/30/2026		(2,967)	(14)
20 Year U.S. Treasury Bond Futures	Long	180	9/30/2026		20,430	545
30 Year Ultra U.S. Treasury Bond Futures	Long	118	9/30/2026		13,706	319
						$81

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2026 (000)	(received) (000)	at 6/30/2026 (000)
3.53%	Annual	SOFR	Annual	1/23/2027	USD	7,300	$(17)	$—	$(17)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD	12,100	(28)	—	(28)
3.535%	Annual	SOFR	Annual	1/23/2027	USD	13,000	(30)	—	(30)
2.594%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	USD	7,893	(68)	—	(68)
2.59%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	USD	8,416	(72)	—	(72)
2.529%	At maturity	U.S. Urban CPI	At maturity	2/12/2027	USD	8,275	(76)	—	(76)
2.53%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	USD	8,200	(76)	—	(76)
2.524%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	USD	16,400	(152)	—	(152)
SOFR	Annual	4.186%	Annual	2/18/2027	USD	54,150	(73)	—	(73)
3.761%	Annual	SOFR	Annual	2/20/2027	USD	11,800	(16)	—	(16)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD	23,600	(31)	—	(31)
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	USD	55,910	552	—	552
4.5895%	Annual	SOFR	Annual	5/6/2027	USD	22,710	110	—	110
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	USD	3,983	(9)	—	(9)
U.S. Urban CPI	At maturity	3.125%	At maturity	6/4/2027	USD	20,792	(96)	—	(96)
U.S. Urban CPI	At maturity	3.195%	At maturity	6/5/2027	USD	4,173	(23)	—	(23)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/9/2027	USD	2,700	(13)	—	(13)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/10/2027	USD	1,210	(6)	—	(6)
U.S. Urban CPI	At maturity	3.0475%	At maturity	6/11/2027	USD	9,700	(49)	—	(49)
U.S. Urban CPI	At maturity	2.925%	At maturity	6/15/2027	USD	1,200	(6)	—	(6)
U.S. Urban CPI	At maturity	2.935%	At maturity	6/15/2027	USD	9,700	(45)	—	(45)
U.S. Urban CPI	At maturity	2.78%	At maturity	6/16/2027	USD	9,700	(33)	—	(33)
U.S. Urban CPI	At maturity	2.60%	At maturity	6/18/2027	USD	4,800	(10)	—	(10)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	USD	4,567	(3)	—	(3)
U.S. Urban CPI	At maturity	2.216%	At maturity	6/26/2027	USD	6,048	2	—	2
U.S. Urban CPI	At maturity	2.1575%	At maturity	7/1/2027	USD	4,838	— (d)	—	— (d)
U.S. Urban CPI	At maturity	2.1625%	At maturity	7/2/2027	USD	4,838	— (d)	—	— (d)
3.45%	Annual	SOFR	Annual	2/1/2028	USD	12,500	(111)	—	(111)
3.47%	Annual	SOFR	Annual	2/2/2028	USD	11,600	(100)	—	(100)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD	19,700	(119)	—	(119)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD	5,200	63	—	63
American Funds Insurance Series	288

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		6/30/2026 (000)	(received) (000)	at 6/30/2026 (000)
SOFR	Annual	3.529%	Annual	1/29/2030	USD	4,800	$61	$—	$61
SOFR	Annual	3.528%	Annual	1/29/2030	USD	4,000	51	—	51
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD	49,000	5,625	—	5,625
3.18%	Annual	SOFR	Annual	4/17/2030	USD	2,600	(66)	—	(66)
3.275%	Annual	SOFR	Annual	4/18/2030	USD	2,600	(58)	—	(58)
3.353%	Annual	SOFR	Annual	4/19/2030	USD	2,600	(50)	—	(50)
3.342%	Annual	SOFR	Annual	4/19/2030	USD	2,600	(51)	—	(51)
3.344%	Annual	SOFR	Annual	4/20/2030	USD	2,600	(51)	—	(51)
3.128%	Annual	SOFR	Annual	4/28/2030	USD	2,600	(71)	—	(71)
3.285%	Annual	SOFR	Annual	5/1/2030	USD	2,500	(55)	—	(55)
3.259%	Annual	SOFR	Annual	5/1/2030	USD	2,600	(59)	—	(59)
3.186%	Annual	SOFR	Annual	5/9/2030	USD	2,600	(66)	—	(66)
3.215%	Annual	SOFR	Annual	5/10/2030	USD	2,500	(61)	—	(61)
3.29%	Annual	SOFR	Annual	5/19/2030	USD	3,100	(68)	—	(68)
3.31%	Annual	SOFR	Annual	6/9/2030	USD	26,800	(575)	—	(575)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD	15,500	1,978	—	1,978
SOFR	Annual	3.91177%	Annual	11/30/2030	USD	15,531	(8)	—	(8)
2.6131%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	USD	12,500	73	—	73
2.6225%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	USD	8,337	52	—	52
2.6075%	At maturity	U.S. Urban CPI	At maturity	6/5/2031	USD	4,173	24	—	24
3.43574%	Annual	SOFR	Annual	6/17/2031	USD	6,104	(125)	—	(125)
3.403%	Annual	SOFR	Annual	6/17/2031	USD	7,249	(159)	—	(159)
U.S. Urban CPI	At maturity	2.412%	At maturity	6/23/2031	USD	11,268	5	—	5
U.S. Urban CPI	At maturity	2.39%	At maturity	6/25/2031	USD	14,092	16	—	16
SOFR	Annual	3.326%	Annual	9/19/2032	USD	10,880	348	—	348
SOFR	Annual	3.4225%	Annual	9/22/2032	USD	10,938	292	—	292
SOFR	Annual	3.703%	Annual	4/14/2033	USD	19,140	244	—	244
SOFR	Annual	4.1615%	Annual	5/15/2033	USD	330	(5)	—	(5)
SOFR	Annual	4.15%	Annual	5/15/2033	USD	880	(12)	—	(12)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD	1,185	6	—	6
SOFR	Annual	3.6025%	Annual	1/8/2034	USD	4,655	100	—	100
SOFR	Annual	3.8045%	Annual	2/9/2036	USD	5,450	81	—	81
SOFR	Annual	3.846%	Annual	2/9/2036	USD	5,500	63	—	63
SOFR	Annual	3.817%	Annual	2/10/2036	USD	8,170	113	—	113
SOFR	Annual	3.73632%	Annual	6/17/2036	USD	6,802	146	—	146
SOFR	Annual	3.175%	Annual	2/1/2038	USD	16,000	1,085	—	1,085
3.065%	Annual	SOFR	Annual	4/7/2040	USD	12,300	(1,358)	—	(1,358)
3.616%	Annual	SOFR	Annual	8/5/2044	USD	5,600	(413)	—	(413)
3.561%	Annual	SOFR	Annual	8/9/2044	USD	4,800	(388)	—	(388)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD	10,330	288	—	288
SOFR	Annual	3.045%	Annual	7/27/2050	USD	3,600	635	—	635
4.17859%	Annual	SOFR	Annual	11/15/2052	USD	3,720	(13)	—	(13)
SOFR	Annual	2.85282%	Annual	12/6/2052	USD	540	116	—	116
SOFR	Annual	2.93542%	Annual	12/6/2052	USD	550	111	—	111
SOFR	Annual	3.01413%	Annual	1/12/2053	USD	1,401	265	—	265
SOFR	Annual	3.02%	Annual	1/12/2053	USD	1,400	263	—	263
SOFR	Annual	2.974%	Annual	4/17/2053	USD	800	157	—	157
SOFR	Annual	3.044%	Annual	4/18/2053	USD	800	148	—	148
SOFR	Annual	3.0875%	Annual	4/19/2053	USD	800	142	—	142
SOFR	Annual	3.1035%	Annual	4/19/2053	USD	800	140	—	140
SOFR	Annual	3.0895%	Annual	4/20/2053	USD	800	142	—	142
SOFR	Annual	2.9405%	Annual	4/28/2053	USD	800	161	—	161
SOFR	Annual	3.0535%	Annual	5/1/2053	USD	1,600	294	—	294

289	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date		amount (000)	6/30/2026 (000)	(received) (000)	at 6/30/2026 (000)
SOFR	Annual	3.085%	Annual	5/9/2053	USD	900	$161	$—	$161
SOFR	Annual	3.1135%	Annual	5/10/2053	USD	800	139	—	139
SOFR	Annual	3.6815%	Annual	2/20/2054	USD	1,510	125	—	125
SOFR	Annual	3.7205%	Annual	2/21/2054	USD	520	40	—	40
SOFR	Annual	3.47875%	Annual	8/5/2054	USD	4,200	488	—	488
SOFR	Annual	3.415%	Annual	8/9/2054	USD	3,700	469	—	469
4.275%	Annual	SOFR	Annual	6/9/2056	USD	4,120	77	—	77
4.07464%	Annual	SOFR	Annual	6/17/2056	USD	1,708	(26)	—	(26)
							$10,451	$—	$10,451

(a)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $18,199,000, which represented 0.97% of the net assets of the fund.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Amount less than one thousand.
(e)	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
(f)	Represents securities transacted on a TBA basis.
(g)	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $177,689,000, which represented 9.45% of the net assets of the fund.

Key to abbreviation(s)

Assn. = Association

CPI = Consumer Price Index

EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	290

Managed Risk Growth Fund

Investment portfolio June 30, 2026	unaudited

Growth funds 85.07%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,027,461	$418,546
Total growth funds (cost: $315,443,000)		418,546

Fixed income funds 11.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	6,057,105	57,543
Total fixed income funds (cost: $57,800,000)		57,543

Short-term securities 2.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	13,244,222	13,244
Total short-term securities (cost: $13,244,000)		13,244

Options purchased (equity style) 0.34%
Options purchased (equity style)*		1,668
Total options purchased (cost: $4,338,000)		1,668
Total investment securities 99.80% (cost: $390,825,000)		491,001
Other assets less liabilities 0.20%		973
Net assets 100.00%		$491,974

* Options purchased (equity style)

Equity index options

		Notional					Value at
	Number of	amount		Exercise		Expiration	6/30/2026
Description	contracts	(000)		price		date	(000)
Put
S&P 500 Index	405	USD	303,724	USD	4,750.00	9/18/2026	$210
S&P 500 Index	30		22,498		4,775.00	9/18/2026	16
S&P 500 Index	10		7,499		4,800.00	9/18/2026	6
S&P 500 Index	25		18,748		4,875.00	9/18/2026	15
S&P 500 Index	30		22,498		4,850.00	12/18/2026	61
S&P 500 Index	25		18,748		4,900.00	12/18/2026	53
S&P 500 Index	20		14,999		5,000.00	12/18/2026	46
S&P 500 Index	50		37,497		5,100.00	12/18/2026	126
S&P 500 Index	25		18,748		5,125.00	12/18/2026	67
S&P 500 Index	15		11,249		5,175.00	12/18/2026	41
S&P 500 Index	350		262,478		5,225.00	12/18/2026	962
S&P 500 Index	10		7,499		5,400.00	12/18/2026	32
S&P 500 Index	10		7,499		5,450.00	12/18/2026	33
							$1,668
291	American Funds Insurance Series

Managed Risk Growth Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	51	9/18/2026	USD	19,248	$219

Investments in affiliates (b)

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend	Capital gain distributions
	1/1/2026	Additions	Reductions	gain (loss)	(depreciation)	6/30/2026	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth funds 85.07%
American Funds Insurance Series – Growth Fund, Class 1	$429,678	$44,752	$48,234	$21,700	$(29,350)	$418,546	$407	$35,433

Fixed income funds 11.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,687	21,593	14,589	25	(173)	57,543	384	—
Total 96.77%				$21,725	$(29,523)	$476,089	$791	$35,433

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	292

Managed Risk EUPAC Fund

(formerly Managed Risk International Fund)

Investment portfolio June 30, 2026	unaudited

Growth funds 84.87%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,048,325	$94,690
Total growth funds (cost: $69,084,000)		94,690

Fixed income funds 11.82%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,387,405	13,180
Total fixed income funds (cost: $13,218,000)		13,180

Short-term securities 2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	3,218,107	3,218
Total short-term securities (cost: $3,218,000)		3,218

Options purchased (equity style) 0.39%
Options purchased (equity style)*		438
Total options purchased (cost: $777,000)		438
Total investment securities 99.96% (cost: $86,297,000)		111,526
Other assets less liabilities 0.04%		42
Net assets 100.00%		$111,568

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2026 (000)
Put
iShares MSCI EAFE ETF	675	USD	7,012	USD	70.00	9/18/2026	$26
iShares MSCI EAFE ETF	8,975		93,232		75.00	9/18/2026	198
iShares MSCI EAFE ETF	75		779		81.00	9/18/2026	3
iShares MSCI EAFE ETF	1,200		12,466		80.00	12/18/2026	184
iShares MSCI EAFE ETF	250		2,597		85.00	12/18/2026	27
							$438

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
MSCI EAFE Index Futures	Long	23	9/18/2026	USD	3,617	$12
293	American Funds Insurance Series

Managed Risk EUPAC Fund (continued)

(formerly Managed Risk International Fund)

Investments in affiliates (b)

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend	Capital gain distributions
	1/1/2026	Additions	Reductions	gain (loss)	(depreciation)	6/30/2026	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth funds 84.87%
American Funds Insurance Series – International Fund, Class 1	$96,391	$9,852	$16,338	$6,580	$(1,795)	$94,690	$2,092	$6,690
Fixed income funds 11.82%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,335	5,498	3,629	(30)	6	13,180	87	—
Total 96.69%				$6,550	$(1,789)	$107,870	$2,179	$6,690

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	294

Managed Risk Washington Mutual Investors Fund

Investment portfolio June 30, 2026	unaudited

Growth-and-income funds 85.04%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	14,520,113	$258,458
Total growth-and-income funds (cost: $203,867,000)		258,458

Fixed income funds 11.84%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,662,923	35,970
Total fixed income funds (cost: $36,326,000)		35,970

Short-term securities 2.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	8,262,581	8,263
Total short-term securities (cost: $8,263,000)		8,263

Options purchased (equity style) 0.25%
Options purchased (equity style)*		760
Total options purchased (cost: $2,738,000)		760
Total investment securities 99.85% (cost: $251,194,000)		303,451
Other assets less liabilities 0.15%		461
Net assets 100.00%		$303,912

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	420	USD	314,973	USD	4,750.00	9/18/2026	$218
S&P 500 Index	10		7,499		4,775.00	9/18/2026	5
S&P 500 Index	10		7,499		4,875.00	9/18/2026	6
S&P 500 Index	10		7,499		5,000.00	12/18/2026	23
S&P 500 Index	20		14,999		5,100.00	12/18/2026	50
S&P 500 Index	10		7,499		5,125.00	12/18/2026	27
S&P 500 Index	10		7,499		5,175.00	12/18/2026	27
S&P 500 Index	135		101,241		5,225.00	12/18/2026	371
S&P 500 Index	10		7,499		5,450.00	12/18/2026	33
							$760

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	26	9/18/2026	USD	9,813	$116
295	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)

Investments in affiliates (b)

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend	Capital gain distributions
	1/1/2026	Additions	Reductions	gain (loss)	(depreciation)	6/30/2026	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth-and-income funds 85.04%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$268,079	$24,728	$30,045	$10,252	$(14,556)	$258,458	$880	$22,249
Fixed income funds 11.84%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	31,551	11,072	6,403	94	(344)	35,970	238	—
Total 96.88%				$10,346	$(14,900)	$294,428	$1,118	$22,249

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	296

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2026	unaudited

Growth-and-income funds 80.03%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	23,923,852	$1,670,363
Total growth-and-income funds (cost: $1,360,038,000)		1,670,363

Fixed income funds 16.64%
American Funds Insurance Series – The Bond Fund of America, Class 1	36,551,353	347,238
Total fixed income funds (cost: $348,901,000)		347,238

Short-term securities 2.55%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	53,310,831	53,311
Total short-term securities (cost: $53,311,000)		53,311

Options purchased (equity style) 0.44%
Options purchased (equity style)*		9,165
Total options purchased (cost: $30,973,000)		9,165
Total investment securities 99.66% (cost: $1,793,223,000)		2,080,077
Other assets less liabilities 0.34%		7,118
Net assets 100.00%		$2,087,195

*Options purchased (equity style)

Equity index options

	Number of	Notional amount		Exercise		Expiration	Value at 6/30/2026
Description	contracts	(000)		price		date	(000)
Put
S&P 500 Index	4,230	USD	3,172,229	USD	4,750.00	9/18/2026	$2,200
S&P 500 Index	75		56,245		4,775.00	9/18/2026	40
S&P 500 Index	30		22,498		4,800.00	9/18/2026	18
S&P 500 Index	80		59,995		4,850.00	9/18/2026	47
S&P 500 Index	145		108,741		4,875.00	9/18/2026	85
S&P 500 Index	30		22,498		4,825.00	12/18/2026	59
S&P 500 Index	180		134,988		4,850.00	12/18/2026	365
S&P 500 Index	95		71,244		4,875.00	12/18/2026	198
S&P 500 Index	85		63,745		4,900.00	12/18/2026	180
S&P 500 Index	90		67,494		5,000.00	12/18/2026	206
S&P 500 Index	270		202,483		5,100.00	12/18/2026	680
S&P 500 Index	160		119,990		5,125.00	12/18/2026	430
S&P 500 Index	90		67,494		5,175.00	12/18/2026	244
S&P 500 Index	1,540		1,154,901		5,225.00	12/18/2026	4,233
S&P 500 Index	55		41,246		5,450.00	12/18/2026	180
							$9,165
297	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	278	9/18/2026	USD	104,921	$1,180

Investments in affiliates (b)

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend	Capital gain distributions
	1/1/2026	Additions	Reductions	gain (loss)	(depreciation)	6/30/2026	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth-and-income funds 80.03%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,666,731	$166,124	$215,592	$60,619	$(7,519)	$1,670,363	$6,237	$112,689
Fixed income funds 16.64%
American Funds Insurance Series – The Bond Fund of America, Class 1	313,631	101,201	66,871	942	(1,665)	347,238	2,384	—
Total 96.67%				$61,561	$(9,184)	$2,017,601	$8,621	$112,689

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	298

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2026	unaudited

Asset allocation funds 97.01%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	52,969,022	$1,410,035
Total asset allocation funds (cost: $1,250,630,000)		1,410,035

Short-term securities 2.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	41,930,444	41,930
Total short-term securities (cost: $41,930,000)		41,930

Options purchased (equity style) 0.09%
Options purchased (equity style)*		1,341
Total options purchased (cost: $2,936,000)		1,341
Total investment securities 99.99% (cost: $1,295,496,000)		1,453,306
Other assets less liabilities 0.01%		166
Net assets 100.00%		$1,453,472

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 6/30/2026 (000)
Put
S&P 500 Index	205	USD	153,737	USD	4,750.00	9/18/2026	$107
S&P 500 Index	10		7,499		4,850.00	9/18/2026	6
S&P 500 Index	25		18,748		5,000.00	12/18/2026	57
S&P 500 Index	40		29,997		5,100.00	12/18/2026	101
S&P 500 Index	25		18,748		5,125.00	12/18/2026	67
S&P 500 Index	15		11,249		5,175.00	12/18/2026	41
S&P 500 Index	350		262,478		5,225.00	12/18/2026	962
							$1,341

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	39	9/18/2026	USD	14,719	$174
299	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates (b)

				Net	Net unrealized			Capital gain
	Value at			realized	appreciation	Value at	Dividend	distributions
	1/1/2026	Additions	Reductions	gain (loss)	(depreciation)	6/30/2026	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Asset allocation funds 97.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,404,783	$186,551	$143,252	$29,533	$(67,580)	$1,410,035	$5,709	$143,023

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	300

Financial statements	unaudited
Statements of assets and liabilities at June 30, 2026	(dollars in thousands)

	Global Growth Fund		SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,492,399		$2,497,662	$56,008,328	$7,293,373	$4,380,183
Affiliated issuers	222,227		60,619	1,241,009	269,540	131,606
Cash	1,556		2,396	1,196	156	354
Cash collateral pledged for futures contracts	—		—	—	—	134
Cash collateral pledged for swap contracts	—		—	—	—	—
Cash denominated in currencies other than U.S. dollars	462		9,058	801	4,085	1,505
Unrealized appreciation on open forward currency contracts	—		—	—	—	75
Bilateral swaps, at value	—		—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—		—	—	—	—
Receivables for:
Sales of investments	22,295		7,860	155,000	42,118	12,380
Sales of fund’s shares	2,480		475	18,998	4,247	3,327
Dividends and interest	14,948		3,436	21,466	17,140	10,369
Variation margin on futures contracts	—		—	—	—	3
Variation margin on centrally cleared swap contracts	—		—	—	—	—
Securities lending income	—	[4]	33	38	5	13
Other	145		82	60	324	108
	10,756,512		2,581,621	57,446,896	7,630,988	4,540,057

Liabilities:
Unrealized depreciation on open forward currency contracts	—		—	—	—	101
Bilateral swaps, at value	—		—	—	—	—
TBA sale commitments, at value	—		—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—		—	—	—	—
Options written, at value	—		—	—	—	—
Payables for:
Purchases of investments	14,889		8,410	100,772	19,504	13,463
Repurchases of fund’s shares	28,017		7,092	93,249	14,883	9,644
Investment advisory services	3,145		1,224	13,875	2,605	1,826
Insurance administrative fees	932		280	5,037	413	693
Services provided by related parties	1,396		534	7,390	1,084	541
Trustees’ deferred compensation	127		61	707	174	58
Variation margin on futures contracts	—		—	—	—	4
Variation margin on centrally cleared swap contracts	—		—	—	—	—
Non-U.S. taxes	1,012		188	831	2,163	8,498
Other	1,125		4,270	235	771	189
	50,643		22,059	222,096	41,597	35,017

Commitments and contingencies[3]
Net assets at June 30, 2026	$10,705,869		$2,559,562	$57,224,800	$7,589,391	$4,505,040

Net assets consist of:
Capital paid in on shares of beneficial interest	$5,526,144		$1,481,424	$22,108,453	$4,260,647	$2,352,874
Total distributable earnings (accumulated loss)	5,179,725		1,078,138	35,116,347	3,328,744	2,152,166
Net assets at June 30, 2026	$10,705,869		$2,559,562	$57,224,800	$7,589,391	$4,505,040

Investment securities on loan, at value	$34,316		$26,272	$322,896	$44,873	$6,403
Investment securities, at cost
Unaffiliated issuers	6,283,983		2,005,766	23,695,432	5,437,307	2,502,188
Affiliated issuers	222,232		60,619	1,241,013	269,550	131,606
Cash denominated in currencies other than U.S. dollars, at cost	463		9,058	801	4,084	1,504
Premiums received on options written	—		—	—	—	—
Proceeds received on TBA sale commitments	—		—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

301	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2026 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$12,000,247	$105,979		$2,136,359	$44,644,293	$429,334
Affiliated issuers	325,597	2,513		73,252	1,371,027	19,483
Cash	3,834	85		328	46	150
Cash collateral pledged for futures contracts	—	—		—	—	—
Cash collateral pledged for swap contracts	—	—		—	—	—
Cash denominated in currencies other than U.S. dollars	4	—	[4]	430	3,117	151
Unrealized appreciation on open forward currency contracts	—	—		—	—	—
Bilateral swaps, at value	—	—		—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—		—	—	—
Receivables for:
Sales of investments	32,710	2,024		3,474	143,504	4,018
Sales of fund’s shares	4,804	160		55	11,543	749
Dividends and interest	14,690	72		4,043	32,255	1,177
Variation margin on futures contracts	—	—		—	—	—
Variation margin on centrally cleared swap contracts	—	—		—	—	—
Securities lending income	6	—	[4]	—	7	1
Other	—	—		157	255	56
	12,381,892	110,833		2,218,098	46,206,047	455,119

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—		—	—	—
Bilateral swaps, at value	—	—		—	—	—
TBA sale commitments, at value	—	—		—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—		—	—	—
Options written, at value	—	—		—	—	—
Payables for:
Purchases of investments	6,871	235		5,945	173,250	671
Repurchases of fund’s shares	9,645	1		4,679	69,651	402
Investment advisory services	2,248	40		678	9,218	178
Insurance administrative fees	1,566	11		254	2,259	145
Services provided by related parties	1,457	7		373	4,879	95
Trustees’ deferred compensation	158	—	[4]	33	688	12
Variation margin on futures contracts	—	—		—	—	—
Variation margin on centrally cleared swap contracts	—	—		—	—	—
Non-U.S. taxes	124	—		436	1,807	185
Other	4	—	[4]	28	98	12
	22,073	294		12,426	261,850	1,700
Commitments and contingencies[3]
Net assets at June 30, 2026	$12,359,819	$110,539		$2,205,672	$45,944,197	$453,419

Net assets consist of:
Capital paid in on shares of beneficial interest	$6,959,746	$94,282		$1,038,660	$20,586,498	$283,067
Total distributable earnings (accumulated loss)	5,400,073	16,257		1,167,012	25,357,699	170,352
Net assets at June 30, 2026	$12,359,819	$110,539		$2,205,672	$45,944,197	$453,419

Investment securities on loan, at value	$372	$1,452		$3,908	$21,780	$82
Investment securities, at cost
Unaffiliated issuers	7,054,567	90,462		1,162,341	22,779,907	273,092
Affiliated issuers	325,580	2,513		73,253	1,371,017	19,483
Cash denominated in currencies other than U.S. dollars, at cost	4	—	[4]	430	3,117	151
Premiums received on options written	—	—		—	—	—
Proceeds received on TBA sale commitments	—	—		—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	302

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2026 (continued)	(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,661,225	$26,330,956	$433,639	$10,816,391	$1,022,490
Affiliated issuers	126,838	2,562,623	39,438	487,263	143,126
Cash	270	13,291	228	2,031	1,558
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	666	5	168	226	144
Unrealized appreciation on open forward currency contracts	14	—	606	528	3,026
Bilateral swaps, at value	4	—	—	586	—
Unrealized appreciation on unfunded commitments[3]	—	4	—	—	—
Receivables for:
Sales of investments	28,506	527,993	3,680	870,894	31,922
Sales of fund’s shares	5,530	8,876	523	30,298	3,234
Dividends and interest	5,864	93,502	2,385	89,390	13,205
Variation margin on futures contracts	4	1,003	35	78	196
Variation margin on centrally cleared swap contracts	18	818	77	1,951	756
Securities lending income	1	25	—	—	—
Other	84	907	13	—	—
	1,829,024	29,540,003	480,792	12,299,636	1,219,657

Liabilities:
Unrealized depreciation on open forward currency contracts	5	—	191	223	5,197
Bilateral swaps, at value	—	—	89	9,985	2,627
TBA sale commitments, at value	—	—	—	194,533	—
Unrealized depreciation on unfunded commitments[3]	—	11	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	56,157	1,164,017	8,504	879,190	66,182
Repurchases of fund’s shares	938	21,913	71	6,913	707
Investment advisory services	314	6,082	165	1,754	402
Insurance administrative fees	519	4,580	136	1,112	72
Services provided by related parties	215	3,110	86	1,114	197
Trustees’ deferred compensation	17	424	6	174	29
Variation margin on futures contracts	209	4,432	100	6,106	870
Variation margin on centrally cleared swap contracts	1	47	46	281	407
Non-U.S. taxes	112	636	39	—	—
Other	152	30	94	287	136
	58,639	1,205,282	9,527	1,101,672	76,826
Commitments and contingencies[3]
Net assets at June 30, 2026	$1,770,385	$28,334,721	$471,265	$11,197,964	$1,142,831

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,223,370	$18,261,234	$363,215	$12,727,187	$1,392,499
Total distributable earnings (accumulated loss)	547,015	10,073,487	108,050	(1,529,223)	(249,668)
Net assets at June 30, 2026	$1,770,385	$28,334,721	$471,265	$11,197,964	$1,142,831

Investment securities on loan, at value	$—	$72,410	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,182,051	17,899,849	340,658	10,964,116	1,064,107
Affiliated issuers	130,129	2,558,059	39,215	487,266	141,703
Cash denominated in currencies other than U.S. dollars, at cost	666	5	168	223	144
Premiums received on options written	—	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	193,891	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

303	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2026 (continued)	(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund		Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$827,351	$114,358		$298,701	$1,946,852	$14,912
Affiliated issuers	55,268	—		—	—	476,089
Cash	1,890	102		73	2,626	—
Cash collateral pledged for futures contracts	189	913		—	—	1,278
Cash collateral pledged for swap contracts	1,482	—		—	—	—
Cash denominated in currencies other than U.S. dollars	32	—		—	—	—
Unrealized appreciation on open forward currency contracts	—	—		—	—	—
Bilateral swaps, at value	—	—		—	—	—
Unrealized appreciation on unfunded commitments[3]	3	—		—	—	—
Receivables for:
Sales of investments	787	6,871		—	61,794	1,395
Sales of fund’s shares	1,802	367		20	15,061	40
Dividends and interest	13,587	366		—	11,188	61
Variation margin on futures contracts	6	—		—	11	122
Variation margin on centrally cleared swap contracts	23	17		—	647	—
Securities lending income	—	—		—	—	—
Other	2	—		—	—	—
	902,422	122,994		298,794	2,038,179	493,897

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—		—	—	—
Bilateral swaps, at value	—	—		—	—	—
TBA sale commitments, at value	—	—		—	—	—
Unrealized depreciation on unfunded commitments[3]	5	—		—	—	—
Options written, at value	—	—		—	2,615	—
Payables for:
Purchases of investments	7,240	16,741		—	150,548	—
Repurchases of fund’s shares	92	57		1,627	830	1,478
Investment advisory services	237	19		64	313	40
Insurance administrative fees	171	41		36	354	302
Services provided by related parties	186	23		62	311	96
Trustees’ deferred compensation	28	3		10	43	7
Variation margin on futures contracts	21	118		—	1,609	—
Variation margin on centrally cleared swap contracts	4	—	[4]	—	368	—
Non-U.S. taxes	—	—		—	—	—
Other	2	—	[4]	—	1	—
	7,986	17,002		1,799	156,992	1,923
Commitments and contingencies[3]
Net assets at June 30, 2026	$894,436	$105,992		$296,995	$1,881,187	$491,974

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,183,737	$117,887		$292,153	$2,153,140	$386,780
Total distributable earnings (accumulated loss)	(289,301)	(11,895)		4,842	(271,953)	105,194
Net assets at June 30, 2026	$894,436	$105,992		$296,995	$1,881,187	$491,974

Investment securities on loan, at value	$—	$—		$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	823,932	115,013		298,723	1,988,002	17,582
Affiliated issuers	55,267	—		—	—	373,243
Cash denominated in currencies other than U.S. dollars, at cost	34	—		—	—	—
Premiums received on options written	—	—		—	1,611	—
Proceeds received on TBA sale commitments	—	—		—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	304

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2026 (continued)	(dollars in thousands)

	Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$3,656	$9,023	$62,476	$43,271
Affiliated issuers	107,870	294,428	2,017,601	1,410,035
Cash	—	—	—	—
Cash collateral pledged for futures contracts	130	652	7,744	1,278
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments[3]	—	—	—	—
Receivables for:
Sales of investments	355	448	2,387	1,969
Sales of fund’s shares	21	61	25	8
Dividends and interest	14	38	249	188
Variation margin on futures contracts	12	62	725	116
Variation margin on centrally cleared swap contracts	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	112,058	304,712	2,091,207	1,456,865

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
TBA sale commitments, at value	—	—	—	—
Unrealized depreciation on unfunded commitments[3]	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	—	—	—	—
Repurchases of fund’s shares	387	522	2,486	2,038
Investment advisory services	9	25	171	119
Insurance administrative fees	69	188	1,328	906
Services provided by related parties	23	60	—	295
Trustees’ deferred compensation	2	5	27	35
Variation margin on futures contracts	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	490	800	4,012	3,393
Commitments and contingencies[3]
Net assets at June 30, 2026	$111,568	$303,912	$2,087,195	$1,453,472

Net assets consist of:
Capital paid in on shares of beneficial interest	$113,190	$246,295	$1,691,383	$1,164,559
Total distributable earnings (accumulated loss)	(1,622)	57,617	395,812	288,913
Net assets at June 30, 2026	$111,568	$303,912	$2,087,195	$1,453,472

Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	3,995	11,001	84,284	44,866
Affiliated issuers	82,302	240,193	1,708,939	1,250,630
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—
Proceeds received on TBA sale commitments	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

305	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2026 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,882,013	$193,384	$26,420,294	$3,169,447	$2,304,649
	Shares outstanding	116,554	9,553	191,099	135,507	65,430
	Net asset value per share	$41.89	$20.24	$138.25	$23.39	$35.22
Class 1A:	Net assets	$105,250	$7,353	$537,970	$21,040	$48,600
	Shares outstanding	2,539	371	3,952	906	1,391
	Net asset value per share	$41.46	$19.84	$136.12	$23.22	$34.93
Class 2:	Net assets	$4,188,417	$1,885,299	$21,860,402	$3,704,877	$1,027,797
	Shares outstanding	102,096	100,624	161,074	159,464	29,641
	Net asset value per share	$41.02	$18.74	$135.72	$23.23	$34.68
Class 3:	Net assets			$289,168	$18,160
	Shares outstanding	Not applicable	Not applicable	2,068	774	Not applicable
	Net asset value per share			$139.82	$23.46
Class 4:	Net assets	$1,530,189	$473,526	$8,116,966	$675,867	$1,123,994
	Shares outstanding	37,977	25,404	62,018	29,686	32,795
	Net asset value per share	$40.29	$18.64	$130.88	$22.77	$34.27

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,508,613	$89,764	$632,337	$27,023,112	$33,932
	Shares outstanding	365,624	7,037	32,559	387,072	2,252
	Net asset value per share	$17.80	$12.76	$19.42	$69.81	$15.07
Class 1A:	Net assets	$41,386	$13	$13,007	$204,503	$8,620
	Shares outstanding	2,340	1	676	2,962	590
	Net asset value per share	$17.68	$12.76	$19.25	$69.05	$14.61
Class 2:	Net assets	$3,202,272	$13	$1,143,446	$14,874,938	$176,611
	Shares outstanding	184,405	1	59,143	218,257	12,083
	Net asset value per share	$17.37	$12.76	$19.33	$68.15	$14.62
Class 3:	Net assets				$164,689
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,354	Not applicable
	Net asset value per share				$69.98
Class 4:	Net assets	$2,607,548	$20,749	$416,882	$3,676,955	$234,256
	Shares outstanding	152,581	1,630	22,283	55,367	16,330
	Net asset value per share	$17.09	$12.73	$18.71	$66.41	$14.34

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	306

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2026 (continued)	(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$890,179	$16,215,508	$97,595	$6,729,230	$297,922
	Shares outstanding	59,477	609,244	6,789	708,217	29,713
	Net asset value per share	$14.97	$26.62	$14.38	$9.50	$10.03
Class 1A:	Net assets	$16,471	$62,576	$4,628	$336,781	$33,082
	Shares outstanding	1,102	2,372	325	35,758	3,334
	Net asset value per share	$14.95	$26.38	$14.25	$9.42	$9.92
Class 2:	Net assets	$24,802	$4,443,276	$147,687	$2,614,799	$727,820
	Shares outstanding	1,659	170,284	10,344	280,026	73,505
	Net asset value per share	$14.95	$26.09	$14.28	$9.34	$9.90
Class 3:	Net assets		$36,915
	Shares outstanding	Not applicable	1,386	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.64
Class 4:	Net assets	$838,933	$7,576,446	$221,355	$1,517,154	$84,007
	Shares outstanding	56,207	293,997	15,842	163,722	8,642
	Net asset value per share	$14.93	$25.77	$13.97	$9.27	$9.72

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class 1:	Net assets	$75,098	$1,450	$38,071	$268,279
	Shares outstanding	7,986	154	3,341	27,323	Not applicable
	Net asset value per share	$9.40	$9.40	$11.39	$9.82
Class 1A:	Net assets	$12,756	$3,252	$12	$313,620
	Shares outstanding	1,367	352	1	32,162	Not applicable
	Net asset value per share	$9.33	$9.25	$11.44	$9.75
Class 2:	Net assets	$517,184	$39,384	$204,177	$1,024,462
	Shares outstanding	56,601	4,244	18,598	105,929	Not applicable
	Net asset value per share	$9.14	$9.28	$10.98	$9.67
Class 3:	Net assets	$7,617		$3,553	$4,651
	Shares outstanding	805	Not applicable	319	472	Not applicable
	Net asset value per share	$9.46		$11.14	$9.85
Class 4:	Net assets	$281,781	$61,906	$51,182	$270,175
	Shares outstanding	27,231	6,777	4,632	28,017	Not applicable
	Net asset value per share	$10.35	$9.13	$11.05	$9.64
Class P1:	Net assets					$13,766
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	987
	Net asset value per share					$13.95
Class P2:	Net assets					$478,208
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	34,690
	Net asset value per share					$13.79

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

307	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of assets and liabilities at June 30, 2026 (continued)	(dollars and shares in thousands, except per-share amounts)

		Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding
(no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,070	$2,979	$1,836,954	$13,206
	Shares outstanding	201	225	133,748	1,005
	Net asset value per share	$10.32	$13.23	$13.73	$13.15
Class P2:	Net assets	$109,498	$300,933	$250,240	$1,440,266
	Shares outstanding	10,652	22,923	18,392	113,875
	Net asset value per share	$10.28	$13.13	$13.61	$12.65

[1]	Formerly Global Small Capitalization Fund.
[2]	Formerly International Fund.
[3]	Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
[4]	Amount less than one thousand.
[5]	Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

American Funds Insurance Series	308

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2026	(dollars in thousands)

	Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$75,977	$20,492	$146,125	$83,530	$38,144
Affiliated issuers	4,426	2,505	32,011	4,562	2,004
	80,403	22,997	178,136	88,092	40,148
Interest from unaffiliated issuers	81	182	495	42	3,755
Securities lending income (net of fees)	36	468	191	138	33
	80,520	23,647	178,822	88,272	43,936
Fees and expenses[3]:
Investment advisory services	22,785	9,003	80,738	17,971	12,213
Distribution services	6,461	2,762	35,472	5,247	2,511
Insurance administrative services	1,769	543	9,745	799	1,342
Transfer agent services	1	— [4]	6	1	— [4]
Administrative services	1,439	417	8,067	1,128	635
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	45	48	197	58	27
Registration statement and prospectus	71	25	425	59	32
Trustees’ compensation	27	7	156	21	12
Auditing and legal	31	62	64	34	69
Custodian	478	133	415	525	730
Other	5	20	50	5	29

Total fees and expenses before waivers and/or reimbursements	33,112	13,020	135,335	25,848	17,600
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	4,969	696	1	757	1,556
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	4,969	696	1	757	1,556
Total fees and expenses after waivers and/or reimbursements	28,143	12,324	135,334	25,091	16,044
Net investment income	52,377	11,323	43,488	63,181	27,892
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	1,002,681	629,855	2,854,051	1,564,728	282,005
Affiliated issuers	(33)	6	20	(6)	9
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(36)
Forward currency contracts	—	—	—	—	(134)
Swap contracts	—	—	—	—	—
In-kind redemptions	—	—	—	—	—
Currency transactions	(1,793)	(890)	(21)	(4,191)	213
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,000,855	628,971	2,854,050	1,560,531	282,057
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	926,034	(218,142)	809,034	(565,241)	344,938
Affiliated issuers	(43)	(8)	(258)	(29)	(9)
Options written	—	—	—	—	—
TBA sale commitments	—	—	—	—	—
Futures contracts	—	—	—	—	(15)
Forward currency contracts	—	—	—	—	(28)
Swap contracts	—	—	—	—	—
Currency translations	(332)	(788)	(191)	(1,645)	(928)
	925,659	(218,938)	808,585	(566,915)	343,958
Net realized gain (loss) and unrealized appreciation (depreciation)	1,926,514	410,033	3,662,635	993,616	626,015
Net increase (decrease) in net assets resulting from operations	$1,978,891	$421,356	$3,706,123	$1,056,797	$653,907

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

309	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2026 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$107,548	$602		$20,627	$268,920	$7,046
Affiliated issuers	6,864	63		884	20,267	262
	114,412	665		21,511	289,187	7,308
Interest from unaffiliated issuers	4	2		149	30	26
Securities lending income (net of fees)	25	4		16	86	2
	114,441	671		21,676	289,303	7,336
Fees and expenses[3]:
Investment advisory services	22,314	231		5,025	53,978	1,047
Distribution services	6,915	20		1,858	22,208	490
Insurance administrative services	3,079	22		494	4,340	282
Transfer agent services	1	—		— [4]	5	—	[4]
Administrative services	1,790	16		317	6,550	66
Accounting and administrative services	—	—		—	—	—
Reports to shareholders	43	7		20	155	11
Registration statement and prospectus	96	13		17	349	3
Trustees’ compensation	34	—	[4]	6	126	1
Auditing and legal	28	10		26	67	21
Custodian	102	—	[4]	102	271	44
Other	9	—	[4]	2	23	1
Total fees and expenses before waivers and/or reimbursements	34,411	319		7,867	88,072	1,966
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	8,949	—		1,058	—	—
Miscellaneous fee reimbursement	—	—	[4]	—	—	—
Total waivers and/or reimbursements of fees and expenses	8,949	—	[4]	1,058	—	—
Total fees and expenses after waivers and/or reimbursements	25,462	319		6,809	88,072	1,966
Net investment income	88,979	352		14,867	201,231	5,370
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	387,917	1,330		193,609	3,231,715	17,495
Affiliated issuers	(41)	—	[4]	1	70,741	(2)
Options purchased (futures style)	—	—		—	—	—
Options written	—	—		—	—	—
Futures contracts	—	—		—	—	—
Forward currency contracts	—	—		—	—	—
Swap contracts	—	—		—	—	—
In-kind redemptions	—	—		—	—	—
Currency transactions	(2)	—	[4]	170	2,594	(57)
Capital gain distributions received from affiliated issuers	—	—		—	—	—
	387,874	1,330		193,780	3,305,050	17,436
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	384,352	11,857		94,305	1,133,330	26,789
Affiliated issuers	(41)	—	[4]	(5)	(58,596)	—	[4]
Options written	—	—		—	—	—
TBA sale commitments	—	—		—	—	—
Futures contracts	—	—		—	—	—
Forward currency contracts	—	—		—	—	—
Swap contracts	—	—		—	—	—
Currency translations	(1)	—		(61)	(29)	6
	384,310	11,857		94,239	1,074,705	26,795
Net realized gain (loss) and unrealized appreciation (depreciation)	772,184	13,187		288,019	4,379,755	44,231
Net increase (decrease) in net assets resulting from operations	$861,163	$13,539		$302,886	$4,580,986	$49,601

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	310

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2026 (continued)	(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$22,166	$95,012	$3,545	$4	$14
Affiliated issuers	2,332	42,768	660	6,709	2,119
	24,498	137,780	4,205	6,713	2,133
Interest from unaffiliated issuers	5,981	189,138	2,894	254,514	29,129
Securities lending income (net of fees)	18	371	2	—	—
	30,497	327,289	7,101	261,227	31,262
Fees and expenses[3]:
Investment advisory services	3,045	36,299	1,021	19,563	2,868
Distribution services	1,040	14,580	446	5,101	1,018
Insurance administrative services	1,030	9,178	267	2,207	142
Transfer agent services	— [4]	3	— [4]	1	— [4]
Administrative services	256	4,127	69	1,667	200
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	14	104	10	54	18
Registration statement and prospectus	21	224	4	92	13
Trustees’ compensation	5	79	1	32	4
Auditing and legal	43	42	21	18	20
Custodian	62	103	51	73	143
Other	1	15	— [4]	6	2
Total fees and expenses before waivers and/or reimbursements	5,517	64,754	1,890	28,814	4,428
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,138	—	46	8,522	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	1,138	—	46	8,522	—
Total fees and expenses after waivers and/or reimbursements	4,379	64,754	1,844	20,292	4,428
Net investment income	26,118	262,535	5,257	240,935	26,834
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	52,307	1,484,104	10,396	(59,420)	(17,729)
Affiliated issuers	1	(35,989)	(2)	69	10
Options purchased (futures style)	—	—	(37)	—	(278)
Options written	—	—	7	—	52
Futures contracts	(2,419)	(49,271)	(958)	(80,796)	(9,139)
Forward currency contracts	(17)	—	909	3,469	(2,972)
Swap contracts	96	12,431	9	5,505	(3,147)
In-kind redemptions	—	—	—	—	—
Currency transactions	(80)	708	139	(29)	536
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	49,888	1,411,983	10,463	(131,202)	(32,667)
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	53,227	481,166	9,842	(77,480)	(7,739)
Affiliated issuers	(558)	22,367	(66)	(114)	(342)
Options written	—	—	(4)	—	(28)
TBA sale commitments	—	—	—	(642)	—
Futures contracts	535	10,860	180	20,477	1,332
Forward currency contracts	9	—	468	339	(3,141)
Swap contracts	109	1,109	57	(433)	2,578
Currency translations	(54)	(100)	(23)	(36)	(153)
	53,268	515,402	10,454	(57,889)	(7,493)
Net realized gain (loss) and unrealized appreciation (depreciation)	103,156	1,927,385	20,917	(189,091)	(40,160)
Net increase (decrease) in net assets resulting from operations	$129,274	$2,189,920	$26,174	$51,844	$(13,326)

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

311	American Funds Insurance Series

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2026 (continued)	(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$515	$—	$—		$—	$391
Affiliated issuers	792	—	—		—	791
	1,307	—	—		—	1,182
Interest from unaffiliated issuers	32,657	2,723	5,745		41,651	—
Securities lending income (net of fees)	—	—	—		—	—
	33,964	2,723	5,745		41,651	1,182
Fees and expenses[3]:
Investment advisory services	1,918	170	391		2,725	243
Distribution services	973	128	337		1,603	590
Insurance administrative services	329	83	73		706	607
Transfer agent services	— [4]	— [4]	—	[4]	— [4]	— [4]
Administrative services	142	18	46		277	—
Accounting and administrative services	—	—	—		—	35
Reports to shareholders	20	8	9		21	—
Registration statement and prospectus	9	1	3		15	12
Trustees’ compensation	3	— [4]	1		5	1
Auditing and legal	11	6	6		8	13
Custodian	9	7	—	[4]	12	3
Other	6	— [4]	—	[4]	1	— [4]
Total fees and expenses before waivers and/or reimbursements	3,420	421	866		5,373	1,504
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	510	42	—		770	—
Miscellaneous fee reimbursement	—	—	—		—	—
Total waivers and/or reimbursements of fees and expenses	510	42	—		770	—
Total fees and expenses after waivers and/or reimbursements	2,910	379	866		4,603	1,504
Net investment income	31,054	2,344	4,879		37,048	(322)
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	11,621	(11)	—		23	(4,165)
Affiliated issuers	(3)	—	—		—	21,725
Options purchased (futures style)	—	—	—		—	—
Options written	—	—	—		204	—
Futures contracts	(335)	(1,716)	—		(22,324)	(2,219)
Forward currency contracts	—	—	—		—	—
Swap contracts	19	34	—		2,403	—
In-kind redemptions	(2,095)	—	—		—	—
Currency transactions	19	—	—		—	25
Capital gain distributions received from affiliated issuers	—	—	—		—	35,433
	9,226	(1,693)	—		(19,694)	50,799
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	(22,960)	(1,085)	(43)		(18,650)	350
Affiliated issuers	(6)	—	—		—	(29,523)
Options written	—	—	—		(1,024)	—
TBA sale commitments	—	—	—		—	—
Futures contracts	16	287	—		1,295	211
Forward currency contracts	—	—	—		—	—
Swap contracts	(606)	25	—		(1,480)	—
Currency translations	(2)	—	—		—	—
	(23,558)	(773)	(43)		(19,859)	(28,962)
Net realized gain (loss) and unrealized appreciation (depreciation)	(14,332)	(2,466)	(43)		(39,553)	21,837
Net increase (decrease) in net assets resulting from operations	$16,722	$(122)	$4,836		$(2,505)	$21,515

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	312

Financial statements (continued)	unaudited
Statements of operations for the six months ended June 30, 2026 (continued)	(dollars in thousands)

	Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$92	$248	$1,621	$1,217
Affiliated issuers	2,179	1,118	8,621	5,709
	2,271	1,366	10,242	6,926
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,271	1,366	10,242	6,926
Fees and expenses[3]:
Investment advisory services	56	152	1,024	722
Distribution services	137	377	314	1,790
Insurance administrative services	139	381	2,561	1,806
Transfer agent services	— [4]	— [4]	— [4]	— [4]
Administrative services	—	—	—	—
Accounting and administrative services	31	33	53	47
Reports to shareholders	—	—	—	—
Registration statement and prospectus	8	10	26	28
Trustees’ compensation	— [4]	1	6	4
Auditing and legal	13	13	15	15
Custodian	3	3	2	3
Other	— [4]	— [4]	1	1
Total fees and expenses before waivers and/or reimbursements	387	970	4,002	4,416
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—
Miscellaneous fee reimbursement	21	—	—	—
Total waivers and/or reimbursements of fees and expenses	21	—	—	—
Total fees and expenses after waivers and/or reimbursements	366	970	4,002	4,416
Net investment income	1,905	396	6,240	2,510
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	(754)	(2,320)	(25,807)	(3,565)
Affiliated issuers	6,550	10,346	61,561	29,533
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	115	(901)	702	(3,125)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
In-kind redemptions	—	—	—	—
Currency transactions	2	14	139	20
Capital gain distributions received from affiliated issuers	6,690	22,249	112,689	143,023
	12,603	29,388	149,284	165,886
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	168	(154)	(1,611)	862
Affiliated issuers	(1,789)	(14,900)	(9,184)	(67,580)
Options written	—	—	—	—
TBA sale commitments	—	—	—	—
Futures contracts	(1)	115	1,134	166
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	(1,622)	(14,939)	(9,661)	(66,552)
Net realized gain (loss) and unrealized appreciation (depreciation)	10,981	14,449	139,623	99,334
Net increase (decrease) in net assets resulting from operations	$12,886	$14,845	$145,863	$101,844

[1]	Formerly Global Small Capitalization Fund.
[2]	Formerly International Fund.
[3]	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
[4]	Amount less than one thousand.
[5]	Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

313	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		SMALLCAP World Fund[1]		Growth Fund
	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025
Operations:
Net investment income (loss)	$52,377	$85,110	$11,323	$18,431	$43,488	$54,006
Net realized gain (loss)	1,000,855	1,234,283	628,971	355,751	2,854,050	4,846,029
Net unrealized appreciation (depreciation)	925,659	366,091	(218,938)	36,353	808,585	4,566,446
Net increase (decrease) in net assets resulting from operations	1,978,891	1,685,484	421,356	410,535	3,706,123	9,466,481
Distributions paid to shareholders	(1,260,549)	(1,167,286)	(382,971)	(76,359)	(4,891,006)	(4,046,623)
Net capital share transactions	856,181	554,825	(432,626)	(370,832)	3,730,901	1,555,981
Total increase (decrease) in net assets	1,574,523	1,073,023	(394,241)	(36,656)	2,546,018	6,975,839
Net assets:
Beginning of period	9,131,346	8,058,323	2,953,803	2,990,459	54,678,782	47,702,943
End of period	$10,705,869	$9,131,346	$2,559,562	$2,953,803	$57,224,800	$54,678,782

	EUPAC Fund[3]		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025
Operations:
Net investment income (loss)	$63,181	$116,468	$27,892	$54,382	$88,979	$173,488
Net realized gain (loss)	1,560,531	751,298	282,057	300,188	387,874	1,056,404
Net unrealized appreciation (depreciation)	(566,915)	843,988	343,958	563,384	384,310	614,843
Net increase (decrease) in net assets resulting from operations	1,056,797	1,711,754	653,907	917,954	861,163	1,844,735
Distributions paid to shareholders	(697,447)	(99,689)	(322,565)	(192,985)	(1,105,239)	(947,281)
Net capital share transactions	(221,939)	(946,603)	126,330	(89,200)	629,839	10,588
Total increase (decrease) in net assets	137,411	665,462	457,672	635,769	385,763	908,042
Net assets:
Beginning of period	7,451,980	6,786,518	4,047,368	3,411,599	11,974,056	11,066,014
End of period	$7,589,391	$7,451,980	$4,505,040	$4,047,368	$12,359,819	$11,974,056

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	314

Financial statements (continued)
Statements of changes in net assets (continued)	(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund		Growth-Income Fund
	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025
Operations:
Net investment income (loss)	$352	$378	$14,867	$29,211	$201,231	$440,468
Net realized gain (loss)	1,330	(942)	193,780	183,807	3,305,050	3,163,906
Net unrealized appreciation (depreciation)	11,857	4,098	94,239	227,115	1,074,705	3,496,858
Net increase (decrease) in net assets resulting from operations	13,539	3,534	302,886	440,133	4,580,986	7,101,232
Distributions paid to shareholders	—	(397)	(195,424)	(99,132)	(3,307,031)	(7,414,912)
Net capital share transactions	(2,626)	81,910	11,501	(142,611)	1,042,931	2,685,997
Total increase (decrease) in net assets	10,913	85,047	118,963	198,390	2,316,886	2,372,317
Net assets:
Beginning of period	99,626	14,579	2,086,709	1,888,319	43,627,311	41,254,994
End of period	$110,539	$99,626	$2,205,672	$2,086,709	$45,944,197	$43,627,311

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025
Operations:
Net investment income (loss)	$5,370	$8,831	$26,118	$46,685	$262,535	$563,801
Net realized gain (loss)	17,436	21,065	49,888	64,110	1,411,983	2,918,103
Net unrealized appreciation (depreciation)	26,795	82,880	53,268	170,743	515,402	552,999
Net increase (decrease) in net assets resulting from operations	49,601	112,776	129,274	281,538	2,189,920	4,034,903
Distributions paid to shareholders	(2,912)	(9,200)	(75,568)	(46,016)	(3,054,502)	(2,469,833)
Net capital share transactions	2,115	(21,614)	56,303	56,186	1,524,263	(975,710)
Total increase (decrease) in net assets	48,804	81,962	110,009	291,708	659,681	589,360
Net assets:
Beginning of period	404,615	322,653	1,660,376	1,368,668	27,675,040	27,085,680
End of period	$453,419	$404,615	$1,770,385	$1,660,376	$28,334,721	$27,675,040

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

315	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)	(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025
Operations:
Net investment income (loss)	$5,257	$9,741	$240,935	$494,217	$26,834	$57,420
Net realized gain (loss)	10,463	23,483	(131,202)	30,281	(32,667)	(8,965)
Net unrealized appreciation (depreciation)	10,454	32,703	(57,889)	271,022	(7,493)	82,688
Net increase (decrease) in net assets resulting from operations	26,174	65,927	51,844	795,520	(13,326)	131,143
Distributions paid to shareholders	(28,875)	(21,425)	(81,973)	(486,650)	(10,853)	(44,306)
Net capital share transactions	23,499	13,683	(127,933)	(119,742)	(312,760)	(55,304)
Total increase (decrease) in net assets	20,798	58,185	(158,062)	189,128	(336,939)	31,533
Net assets:
Beginning of period	450,467	392,282	11,356,026	11,166,898	1,479,770	1,448,237
End of period	$471,265	$450,467	$11,197,964	$11,356,026	$1,142,831	$1,479,770

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025
Operations:
Net investment income (loss)	$31,054	$65,115	$2,344	$5,336	$4,879	$12,329
Net realized gain (loss)	9,226	(1,450)	(1,693)	1,506	— [4]	— [4]
Net unrealized appreciation (depreciation)	(23,558)	15,637	(773)	2,675	(43)	(2)
Net increase (decrease) in net assets resulting from operations	16,722	79,302	(122)	9,517	4,836	12,327
Distributions paid to shareholders	(12,193)	(64,338)	(954)	(5,115)	(1,945)	(12,940)
Net capital share transactions	(148,702)	91,682	(18,499)	10,334	(13,473)	(30,488)
Total increase (decrease) in net assets	(144,173)	106,646	(19,575)	14,736	(10,582)	(31,101)
Net assets:
Beginning of period	1,038,609	931,963	125,567	110,831	307,577	338,678
End of period	$894,436	$1,038,609	$105,992	$125,567	$296,995	$307,577

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series	316

Financial statements (continued)
Statements of changes in net assets (continued)	(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk EUPAC Fund[5]
	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025
Operations:
Net investment income (loss)	$37,048	$75,521	$(322)	$1,086	$1,905	$1,410
Net realized gain (loss)	(19,694)	24,581	50,799	87,123	12,603	(315)
Net unrealized appreciation (depreciation)	(19,859)	36,802	(28,962)	(22,937)	(1,622)	15,064
Net increase (decrease) in net assets resulting from operations	(2,505)	136,904	21,515	65,272	12,886	16,159
Distributions paid to shareholders	(13,862)	(79,096)	(32,891)	(28,627)	(1,429)	(1,480)
Net capital share transactions	20,206	(487)	(2,229)	(57,328)	(13,293)	(15,583)
Total increase (decrease) in net assets	3,839	57,321	(13,605)	(20,683)	(1,836)	(904)
Net assets:
Beginning of period	1,877,348	1,820,027	505,579	526,262	113,404	114,308
End of period	$1,881,187	$1,877,348	$491,974	$505,579	$111,568	$113,404

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025	Six months ended June 30, 2026[2]	Year ended December 31, 2025
Operations:
Net investment income (loss)	$396	$4,249	$6,240	$27,973	$2,510	$24,722
Net realized gain (loss)	29,388	23,538	149,284	316,725	165,886	115,851
Net unrealized appreciation (depreciation)	(14,939)	4,272	(9,661)	(116,759)	(66,552)	62,522
Net increase (decrease) in net assets resulting from operations	14,845	32,059	145,863	227,939	101,844	203,095
Distributions paid to shareholders	(4,282)	(5,960)	(310,037)	(128,115)	(135,831)	(168,266)
Net capital share transactions	(21,823)	(33,133)	159,229	(184,550)	11,757	(584,977)
Total increase (decrease) in net assets	(11,260)	(7,034)	(4,945)	(84,726)	(22,230)	(550,148)
Net assets:
Beginning of period	315,172	322,206	2,092,140	2,176,866	1,475,702	2,025,850
End of period	$303,912	$315,172	$2,087,195	$2,092,140	$1,453,472	$1,475,702

[1]	Formerly Global Small Capitalization Fund.
[2]	Unaudited.
[3]	Formerly International Fund.
[4]	Amount less than one thousand.
[5]	Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

317	American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk EUPAC Fund (formerly Managed Risk International Fund), Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

SMALLCAP World Fund (formerly Global Small Capitalization Fund) — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

EUPAC Fund (formerly International Fund) — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series	318

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk EUPAC Fund (formerly Managed Risk International Fund) — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

319	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends are declared daily after and determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions are a return of capital for tax purposes.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — Each fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the six months ended June 30, 2026, the American High Income Trust fund delivered $149,168,000 of investment securities in connection with in-kind redemptions. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	320

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

321	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2026, were as follows (dollars in thousands):

Global Growth Fund

As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,537,645	$1,817,743	$—	$4,355,388
Industrials	1,013,496	649,448	—	1,662,944
Financials	476,801	694,061	—	1,170,862
Consumer discretionary	485,854	396,825	—	882,679
Health care	688,089	185,706	—	873,795
Communication services	493,309	145,227	—	638,536
Materials	147,710	158,136	—	305,846
Consumer staples	93,237	199,825	—	293,062
Real estate	37,724	85,802	—	123,526
Energy	67,841	54,015	—	121,856
Utilities	13,610	50,295	—	63,905
Short-term securities	222,227	—	—	222,227
Total	$6,277,543	$4,437,083	$—	$10,714,626

American Funds Insurance Series	322

SMALLCAP World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$464,872	$289,775	$—	$754,647
Information technology	295,495	225,157	217	520,869
Financials	165,174	152,949	—	318,123
Consumer discretionary	173,992	89,659	—	263,651
Health care	193,912	61,326	—	255,238
Materials	78,770	73,146	—	151,916
Consumer staples	33,336	26,786	—	60,122
Energy	50,070	7,248	—	57,318
Real estate	19,037	25,946	—	44,983
Communication services	12,136	21,875	—	34,011
Utilities	22,747	8,002	—	30,749
Preferred securities	1,155	—	2,091	3,246
Rights & warrants	—	—	79	79
Convertible bonds & notes	—	2,468	—	2,468
Bonds, notes & other debt instruments	—	242	—	242
Short-term securities	60,619	—	—	60,619
Total	$1,571,315	$984,579	$2,387	$2,558,281

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$19,166,407	$1,885,027	$105,769		$21,157,203
Communication services	8,146,470	139,569	—		8,286,039
Consumer discretionary	7,410,172	148,825	—		7,558,997
Health care	5,216,505	43,945	—		5,260,450
Industrials	4,270,804	307,207	—		4,578,011
Financials	3,288,501	141,971	—		3,430,472
Consumer staples	1,187,615	—	4,743		1,192,358
Energy	1,131,591	41,160	—		1,172,751
Materials	1,013,798	138,289	—		1,152,087
Real estate	753,578	—	—		753,578
Utilities	331,190	—	—		331,190
Preferred securities	25,615	—	1,030,014		1,055,629
Rights & warrants	—	—	—	[1]	—	[1]
Convertible stocks	—	—	79,563		79,563
Short-term securities	1,241,009	—	—		1,241,009
Total	$53,183,255	$2,845,993	$1,220,089		$57,249,337

323	American Funds Insurance Series

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2026 (dollars in thousands):

	Common stocks	Preferred securities	Convertible stocks	Rights & warrants		Total
Beginning value at 1/1/2026	$41,973	$315,115	$36,076	—	[1]	$393,164
Transfers into level 3	—	—	—	—		—
Purchases	35,598	194,967	23,990	—		254,555
Sales	(3)	(5,262)	—	—		(5,265)
Net realized gain (loss)	(36,997)	—	(11,834)	—		(48,831)
Unrealized appreciation (depreciation)	69,941	525,194	31,331	—		626,466
Transfers out of level 3	—	—	—	—		—

Ending value at 6/30/2026	$110,512	$1,030,014	$79,563	—	[1]	$1,220,089
Net unrealized appreciation during the period on level 3 investment securities held at 6/30/2026	$51,222	$523,099	$20,144	—		$594,464

[1]	Amount less than one thousand.
[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2026		Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
			Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Common stocks		$110,512	Market comparables	EV/Sales multiple	30.2x	30.2x	Increase
			Transaction	Transaction price	Not applicable	Not applicable	Not applicable
				EV/Gross Profit multiple	6.0x	6.0x	Increase
Preferred securities		$1,030,014	Market comparables	Transaction price	Not applicable	Not applicable	Not applicable
				Premium to transaction price	20%	20%	Increase
Convertible stocks		$79,563	Market comparables	EV/Sales multiple	30.2x	30.2x	Increase
Rights & warrants	$	—[3]	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
		$1,220,089

[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
[3]	Amount less than one thousand.

Key to abbreviations and symbols

EV = Enterprise value

American Funds Insurance Series	324

EUPAC Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$107,571	$1,667,769	$7,933		$1,783,273
Industrials	121,327	1,203,983	—		1,325,310
Financials	95,182	1,122,805	—		1,217,987
Materials	432,826	299,538	—		732,364
Consumer discretionary	123,161	398,193	—		521,354
Health care	63,086	386,037	—		449,123
Communication services	19,027	334,404	—		353,431
Consumer staples	36,473	255,635	—		292,108
Utilities	5,519	278,642	—		284,161
Energy	168,137	114,366	—		282,503
Real estate	—	33,234	—		33,234
Preferred securities	8,805	8,994	726		18,525
Rights & warrants	—	—	—	*	—	*
Short-term securities	269,540	—	—		269,540
Total	$1,450,654	$6,103,600	$8,659		$7,562,913

*	Amount less than one thousand.

New World Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$341,953	$1,218,276	$634		$1,560,863
Financials	105,232	526,049	—	*	631,281
Industrials	126,055	377,627	—		503,682
Consumer discretionary	144,595	203,360	—		347,955
Communication services	135,655	209,184	—		344,839
Materials	197,582	146,481	—	*	344,063
Health care	51,772	104,853	—		156,625
Consumer staples	52,567	87,820	—		140,387
Energy	47,517	39,339	—	*	86,856
Utilities	20,321	59,020	—		79,341
Real estate	723	44,821	—		45,544
Preferred securities	25,415	8,471	6,646		40,532
Bonds, notes & other debt instruments	—	97,227	—		97,227
Short-term securities	131,606	988	—		132,594
Total	$1,380,993	$3,123,516	$7,280		$4,511,789

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14	$—	$—	$14
Unrealized appreciation on open forward currency contracts	—	75	—	75
Liabilities:
Unrealized depreciation on futures contracts	(22)	—	—	(22)
Unrealized depreciation on open forward currency contracts	—	(101)	—	(101)
Total	$(8)	$(26)	$—	$(34)

*	Amount less than one thousand.
†	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

325	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$20,605	$1,177	$—	$21,782
Industrials	19,987	—	—	19,987
Information technology	17,711	—	—	17,711
Consumer discretionary	14,692	—	—	14,692
Health care	12,382	—	—	12,382
Consumer staples	5,305	—	—	5,305
Materials	3,706	—	—	3,706
Utilities	3,465	—	—	3,465
Energy	2,981	—	—	2,981
Real estate	1,987	—	—	1,987
Communication services	1,981	—	—	1,981
Short-term securities	2,513	—	—	2,513
Total	$107,315	$1,177	$—	$108,492

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$389,059	$244,115	$—		$633,174
Industrials	129,899	175,633	—		305,532
Financials	100,888	128,181	—	*	229,069
Communication services	136,945	55,739	—		192,684
Health care	115,706	39,752	—		155,458
Materials	118,078	33,196	—		151,274
Consumer discretionary	104,745	45,499	447		150,691
Consumer staples	60,572	42,949	—		103,521
Energy	61,937	23,092	—		85,029
Utilities	40,839	36,399	—		77,238
Real estate	10,014	7,118	—		17,132
Preferred securities	11,468	1,080	1,397		13,945
Convertible stocks	17,108	—	—		17,108
Bonds, notes & other debt instruments	—	4,504	—		4,504
Short-term securities	73,252	—	—		73,252
Total	$1,370,510	$837,257	$1,844		$2,209,611

*	Amount less than one thousand.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,244,592	$1,304,289	$—	$16,548,881
Industrials	4,718,590	350,403	—	5,068,993
Communication services	4,474,097	—	—	4,474,097
Consumer discretionary	4,440,117	—	—	4,440,117
Health care	4,332,775	—	—	4,332,775
Financials	3,929,441	—	—	3,929,441
Consumer staples	574,100	939,832	—	1,513,932
Energy	1,402,311	—	—	1,402,311
Utilities	1,322,403	—	—	1,322,403
Materials	1,285,524	—	—	1,285,524
Real estate	316,614	—	—	316,614
Convertible stocks	9,205	—	—	9,205
Short-term securities	1,371,027	—	—	1,371,027
Total	$43,420,796	$2,594,524	$—	$46,015,320

American Funds Insurance Series	326

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$3,271	$90,662	$—		$93,933
Financials	6,540	77,938	—	*	84,478
Industrials	8,383	55,006	—		63,389
Materials	14,547	18,573	—	*	33,120
Consumer discretionary	3,772	28,080	174		32,026
Consumer staples	5,492	24,820	—		30,312
Health care	934	23,934	—		24,868
Communication services	2,300	20,874	—		23,174
Energy	10,012	10,441	—	*	20,453
Utilities	983	16,092	—		17,075
Real estate	731	5,225	—		5,956
Preferred securities	—	263	287		550
Short-term securities	19,483	—	—		19,483
Total	$76,448	$371,908	$461		$448,817

*	Amount less than one thousand.

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$119,340	$148,222	$—	*	$267,562
Information technology	112,422	93,798	—		206,220
Industrials	73,031	83,709	—		156,740
Health care	103,872	44,207	—		148,079
Consumer staples	90,900	55,651	—		146,551
Utilities	58,884	50,597	—		109,481
Consumer discretionary	56,022	36,381	—		92,403
Energy	64,847	13,790	—		78,637
Materials	33,631	24,073	—		57,704
Communication services	14,176	27,423	—		41,599
Real estate	32,098	5,511	—		37,609
Preferred securities	2,580	—	—		2,580
Convertible stocks	22,573	—	—		22,573
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	119,191	—		119,191
Mortgage-backed obligations	—	87,757	95		87,852
Corporate bonds and notes	—	72,753	—		72,753
Other bonds & notes	—	13,507	184		13,691
Investment funds	38,448	—	—		38,448
Short-term securities	88,390	—	—		88,390
Total	$911,214	$876,570	$279		$1,788,063

Refer to the next page for footnote(s).

327	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$564	$—	$—	$564
Unrealized appreciation on open forward currency contracts	—	14	—	14
Unrealized appreciation on centrally cleared interest rate swaps	—	365	—	365
Unrealized appreciation on bilateral interest rate swaps	—	4	—	4
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(308)	—	—	(308)
Unrealized depreciation on open forward currency contracts	—	(5)	—	(5)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$256	$376	$—	$632

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$5,478,234	$196,133	$—		$5,674,367
Industrials	2,242,986	84,301	—		2,327,287
Financials	2,102,470	—	—	*	2,102,470
Health care	1,708,024	3,797	12,982		1,724,803
Consumer discretionary	1,341,611	74,693	721		1,417,025
Communication services	1,346,445	—	—		1,346,445
Materials	1,121,497	74,241	—	*	1,195,738
Consumer staples	845,557	36,650	—		882,207
Utilities	376,748	—	—		376,748
Energy	347,856	—	697		348,553
Real estate	23,779	—	—		23,779
Preferred securities	—	—	64,850		64,850
Rights & warrants	—	—	—	*	—	*
Convertible stocks	39,491	—	—		39,491
Convertible bonds & notes	—	38,572	—		38,572
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	3,348,344	—		3,348,344
Corporate bonds and notes	—	2,604,907	409		2,605,316
Mortgage-backed obligations	—	2,179,816	—		2,179,816
Asset-backed obligations	—	463,329	—		463,329
Bonds & notes of governments & government agencies outside the U.S.	—	114,748	—		114,748
Loans	—	28,047	7,272		35,319
Municipals	—	21,749	—		21,749
Investment funds	747,469	—	—		747,469
Short-term securities	1,815,154	—	—		1,815,154
Total	$19,537,321	$9,269,327	$86,931		$28,893,579

American Funds Insurance Series	328

		Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,353	$—	$—	$11,353
Unrealized appreciation on centrally cleared interest rate swaps	—	5,295	—	5,295
Liabilities:
Unrealized depreciation on futures contracts	(4,637)	—	—	(4,637)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,078)	—	(1,078)
Total	$6,716	$4,217	$—	$10,933

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$48,187	$18,536	$—	$66,723
Industrials	21,001	18,451	—	39,452
Financials	13,868	23,713	—	37,581
Health care	24,781	6,344	—	31,125
Materials	20,930	2,238	—	23,168
Utilities	16,630	5,578	—	22,208
Consumer discretionary	9,801	8,324	—	18,125
Communication services	17,245	—	—	17,245
Consumer staples	7,214	7,750	—	14,964
Energy	10,202	1,719	—	11,921
Real estate	—	52	—	52
Preferred securities	1,337	—	—	1,337
Convertible stocks	4,211	—	—	4,211
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	56,737	—	56,737
Corporate bonds and notes	—	32,378	—	32,378
U.S. Treasury bonds & notes	—	31,345	—	31,345
Mortgage-backed obligations	—	21,869	—	21,869
Asset-backed obligations	—	2,865	—	2,865
Federal agency bonds & notes	—	204	—	204
Municipals	—	129	—	129
Investment funds	4,289	—	—	4,289
Short-term securities	35,149	—	—	35,149
Total	$234,845	$238,232	$—	$473,077

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$287	$—	$—	$287
Unrealized appreciation on open forward currency contracts	—	606	—	606
Unrealized appreciation on centrally cleared interest rate swaps	—	413	—	413
Unrealized appreciation on centrally cleared credit default swaps	—	2	—	2
Liabilities:
Unrealized depreciation on futures contracts	(121)	—	—	(121)
Unrealized depreciation on open forward currency contracts	—	(191)	—	(191)
Unrealized depreciation on centrally cleared interest rate swaps	—	(210)	—	(210)
Unrealized depreciation on bilateral interest rate swaps	—	(89)	—	(89)
Total	$166	$531	$—	$697

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
329	American Funds Insurance Series

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$3,708,727	$—	$3,708,727
U.S. Treasury bonds & notes	—	3,213,470	—	3,213,470
Mortgage-backed obligations	—	3,111,771	1,299	3,113,070
Asset-backed obligations	—	423,683	—	423,683
Bonds & notes of governments & government agencies outside the U.S.	—	190,057	—	190,057
Municipals	—	158,423	—	158,423
Loans	—	3,605	5,342	8,947
Common stocks	—	14	—	14
Short-term securities	487,263	—	—	487,263
Total	$487,263	$10,809,750	$6,641	$11,303,654
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(194,533)	—	(194,533)

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$17,327	$—	$—	$17,327
Unrealized appreciation on open forward currency contracts	—	528	—	528
Unrealized appreciation on centrally cleared interest rate swaps	—	12,513	—	12,513
Unrealized appreciation on bilateral interest rate swaps	—	586	—	586
Unrealized appreciation on centrally cleared credit default swaps	—	81	—	81
Liabilities:
Unrealized depreciation on futures contracts	(5,432)	—	—	(5,432)
Unrealized depreciation on open forward currency contracts	—	(223)	—	(223)
Unrealized depreciation on centrally cleared interest rate swaps	—	(805)	—	(805)
Unrealized depreciation on bilateral interest rate swaps	—	(9,985)	—	(9,985)
Unrealized depreciation on centrally cleared credit default swaps	—	(133)	—	(133)
Total	$11,895	$2,562	$—	$14,457

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series	330

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$210,157	$—	$210,157
Japanese yen	—	58,904	—	58,904
British pounds	—	37,148	—	37,148
Brazilian reais	—	22,152	—	22,152
Canadian dollars	—	18,015	—	18,015
South Korean won	—	17,647	—	17,647
Peruvian nuevos soles	—	17,544	—	17,544
Australian dollars	—	17,334	—	17,334
Hungarian forints	—	13,905	—	13,905
Malaysian ringgits	—	11,821	—	11,821
Chinese yuan renminbi	—	10,544	—	10,544
Colombian pesos	—	8,469	—	8,469
Indian rupees	—	8,441	—	8,441
Mexican pesos	—	6,825	—	6,825
Danish kroner	—	6,002	—	6,002
South African rand	—	5,901	—	5,901
Indonesian rupiah	—	5,304	—	5,304
Czech korunas	—	4,467	—	4,467
Polish zloty	—	3,865	—	3,865
New Zealand dollars	—	3,488	—	3,488
Kazakhstani tenge	—	1,967	—	1,967
Chilean pesos	—	1,935	—	1,935
Turkish lira	—	1,659	—	1,659
Philippine pesos	—	1,169	—	1,169
U.S. dollars	—	524,994	510	525,504
Preferred securities	—	—	89	89
Common stocks	14	—	62	76
Investment funds	22,942	—	—	22,942
Short-term securities	120,184	2,158	—	122,342
Total	$143,140	$1,021,815	$661	$1,165,616

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,742	$—	$—	$2,742
Unrealized appreciation on open forward currency contracts	—	3,026	—	3,026
Unrealized appreciation on centrally cleared interest rate swaps	—	4,421	—	4,421
Unrealized appreciation on centrally cleared credit default swaps	—	318	—	318
Liabilities:
Unrealized depreciation on futures contracts	(1,426)	—	—	(1,426)
Unrealized depreciation on open forward currency contracts	—	(5,197)	—	(5,197)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,598)	—	(1,598)
Unrealized depreciation on bilateral interest rate swaps	—	(2,629)	—	(2,629)
Unrealized depreciation on centrally cleared credit default swaps	—	(322)	—	(322)
Total	$1,316	$(1,981)	$—	$(665)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
331	American Funds Insurance Series

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$745,169	$145	$745,314
Loans	—	32,685	2,484	35,169
Mortgage-backed obligations	—	—	456	456
Municipals	—	143	—	143
Convertible bonds & notes	—	1,183	—	1,183
Common stocks	21,937	4,963	18,084	44,984
Preferred securities	—	—	—	—
Rights & warrants	—	102	—	102
Short-term securities	55,268	—	—	55,268
Total	$77,205	$784,245	$21,169	$882,619

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25	$—	$—	$25
Liabilities:
Unrealized depreciation on futures contracts	(23)	—	—	(23)
Unrealized depreciation on centrally cleared credit default swaps	—	(769)	—	(769)
Total	$2	$(769)	$—	$(767)

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2026 (dollars in thousands):

	Corporate bonds and notes	Loans	Mortgage-backed obligations	Common stocks	Preferred securities	Total
Beginning value at 1/1/2026	$148	$2,698	$580	$20,680	$1,713	$25,819
Transfers into level 3*	4	—	—	—	—	4
Purchases	—	187	—	891	—	1,078
Sales	(3)	(799)	(96)	(2,464)	(796)	(4,158)
Net realized gain (loss)	—	(309)	(3)	1,081	(261)	508
Unrealized appreciation (depreciation)	(4)	707	(25)	(2,104)	(656)	(2,082)
Transfers out of level 3*	—	—	—	—	—	—
Ending value at 6/30/2026	$145	$2,484	$456	$18,084	—	$21,169

Net unrealized appreciation (depreciation) during the period on level 3 investment securities held at 6/30/2026	$(390)	$304	$(26)	$(2,104)	$(656)	$(2,872)

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in theavailability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American Funds Insurance Series	332

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Corporate bonds & notes	$ 145	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Loans	2,484	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	10.8x	10.8x	Increase
Mortgage-backed obligations	456	Yield analysis	Yield	12%	12%	Decrease
Common stocks	18,084	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	15%	15%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	4.8x - 10.8x	8.0x	Increase
			EV/EBITDA-CAPEX multiple	10.5x	10.5x	Increase
$ 21,169

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols

CAPEX = Capital expenditures

EBITDA = Earnings before interest, taxes, depreciation and amortization

EV = Enterprise value

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$69,764	$—	$69,764
U.S. Treasury bonds & notes	—	9,228	—	9,228
Asset-backed obligations	—	1,888	—	1,888
Short-term securities	—	33,478	—	33,478
Total	$—	$114,358	$—	$114,358

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$273	$—	$—	$273
Unrealized appreciation on centrally cleared interest rate swaps	—	151	—	151
Liabilities:
Unrealized depreciation on futures contracts	(118)	—	—	(118)
Total	$155	$151	$—	$306

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

333	American Funds Insurance Series

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$903,211	$—	$903,211
Mortgage-backed obligations	—	622,396	—	622,396
Federal agency bonds & notes	—	47,949	—	47,949
Short-term securities	—	371,426	—	371,426
Options purchased on futures (equity style)	1,870	—	—	1,870
Total	$1,870	$1,944,982	$—	$1,946,852

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,295	$—	$—	$2,295
Unrealized appreciation on centrally cleared interest rate swaps	—	15,451	—	15,451
Liabilities:
Value of options written (equity style)	(2,614)	—	—	(2,614)
Unrealized depreciation on futures contracts	(2,214)	—	—	(2,214)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,000)	—	(5,000)
Total	$(2,533)	$10,451	$—	$7,918

*	Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of June 30, 2026, all of the fund’s investments were classified as Level 1.

Managed Risk EUPAC Fund

As of June 30, 2026, all of the fund’s investments were classified as Level 1.

Managed Risk Washington Mutual Investors Fund

As of June 30, 2026, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of June 30, 2026, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of June 30, 2026, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.

Market conditions — The prices of, and the income generated by, the securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

American Funds Insurance Series	334

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which a fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements than those in the U.S. As a result, a fund’s investments outside the U.S. may be subject to limited available information and, may be more difficult to value than investments in the U.S.; a fund may be unable to pursue legal remedies or obtain and enforce judgments in local courts; and repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

335	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Insurance Series	336

Investing in lower rated debt instruments — Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as "junk bonds"), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to a fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, a fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investments in future delivery contracts — A fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.

When a fund rolls the purchase of these types of future delivery transactions, a fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When a fund rolls the sale of these transactions rather than settling them, a fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for a fund.

337	American Funds Insurance Series

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Leverage risk — Certain transactions of a fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of a fund’s portfolio may be magnified, and a fund may be exposed to a heightened risk of loss and increased costs.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

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Nondiversification — A nondiversified fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a nondiversified fund’s shares can be expected to fluctuate more than might be the case if a fund were more broadly diversified.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk fund’s investments consist of investments in underlying funds, the managed risk fund’s risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, a fund would remain subject to the risk of adverse price movements until a fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

339	American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which a fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by each fund under a securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between a fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks to market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of each fund according to agreed parameters. The lending agent provides indemnification to each fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in each fund’s investment portfolio. The same amount is recorded as a liability in each fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from a fund.

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The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$34,316	$—	$35,547	$—
SMALLCAP World Fund	26,272	—	27,220	—
Growth Fund	322,896	—	330,785	—
EUPAC Fund	44,873	—	46,736	—
New World Fund	6,403	—	6,785	—
Washington Mutual Investors Fund	372	—	379	—
U.S. Small and Mid Cap Equity Fund	1,452	—	1,492	—
Capital World Growth and Income Fund	3,908	—	4,048	—
Growth-Income Fund	21,780	—	22,272	—
International Growth and Income Fund	82	—	87	—
Asset Allocation Fund	72,410	—	73,858	—

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund, American High-Income Trust, Capital World Bond Fund, and Capital Income Builder have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2026, the unfunded bond commitments for Asset Allocation Fund, American High-Income Trust, Capital World Bond Fund, and Capital Income Builder was $1,440,000, $1,192,000, $31,000 and $6,000, respectively, which would represents 0.01% for Asset Allocation Fund, 0.13% for American High-Income Trust, less than 0.01% for Capital Income Builder, and less than 0.01% Capital World Bond Fund, respectively, of the net assets of each fund should such commitments become due. Net unrealized appreciation on these unfunded commitments was $4,000 for Asset Allocation Fund and $3,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Net unrealized depreciation on these unfunded commitments was $11,000 for Asset Allocation Fund and $5,000 American High-Income Trust, and is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities. Both are included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

341	American Funds Insurance Series

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.

For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:

Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.

Options on futures — The funds may enter into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

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Options on foreign currencies — The funds may enter into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

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On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

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The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options on futures		Options on foreign currencies		Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable		Not applicable		$6,406	$18,425	Not applicable	Not applicable
Capital Income Builder	Not applicable		Not applicable		161,157	759	$8,268	$5,569
Asset Allocation Fund	Not applicable		Not applicable		2,854,231	Not applicable	598,713	89,748
Global Balanced Fund	$14,132	*	$3,733	*	87,271	90,024	50,442	4,323
The Bond Fund of America	Not applicable		Not applicable		5,246,520	167,456	1,139,260	171,216
Capital World Bond Fund	108,179	*	22,030	*	940,026	667,589	690,669	69,400
American High-Income Trust	Not applicable		Not applicable		25,782	Not applicable	Not applicable	22,349
American Funds Mortgage Fund	Not applicable		Not applicable		98,794	Not applicable	3,202	Not applicable
U.S. Government Securities Fund	1,069,504		Not applicable		1,930,591	Not applicable	748,494	Not applicable
Managed Risk Growth Fund	748,943		Not applicable		129	Not applicable	Not applicable	Not applicable
Managed Risk EUPAC Fund	122,877		Not applicable		2	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	444,998		Not applicable		64	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	4,934,274		Not applicable		3,721	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	599,239		Not applicable		133	Not applicable	Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$14	Unrealized depreciation[1]	$22
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	75	Unrealized depreciation on open forward currency contracts	101
			$89		$123

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(36)	Net unrealized appreciation (depreciation) on futures contracts	$(15)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(134)	Net unrealized appreciation (depreciation) on forward currency contracts	(28)
			$(170)		$(43)

Refer to the end of the table(s) for footnote(s).

345	American Funds Insurance Series

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$564	Unrealized depreciation[1]	$308
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	14	Unrealized depreciation on open forward currency contracts	5
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	365	Unrealized depreciation[1]	—
Swap (bilateral)	Interest	Bilateral swaps, at value	4	Bilateral swaps, at value	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	1	Unrealized depreciation[1]	3
			$948		$316

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(2,419)	Net unrealized appreciation (depreciation) on futures contracts	$535
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(17)	Net unrealized appreciation (depreciation) on forward currency contracts	9
Swap	Interest	Net realized gain (loss) on swap contracts	24	Net unrealized appreciation (depreciation) on swap contracts	109
Swap	Credit	Net realized gain (loss) on swap contracts	72	Net unrealized appreciation (depreciation) on swap contracts	—
			$(2,340)		$653

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$11,353	Unrealized depreciation[1]	$4,637
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	5,295	Unrealized depreciation[1]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,078
			$16,648		$5,715

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(49,271)	Net unrealized appreciation (depreciation) on futures contracts	$10,860
Swap	Interest	Net realized gain (loss) on swap contracts	13,199	Net unrealized appreciation (depreciation) on swap contracts	1,752
Swap	Credit	Net realized gain (loss) on swap contracts	(768)	Net unrealized appreciation (depreciation) on swap contracts	(643)
			$(36,840)		$11,969

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

American Funds Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$287	Unrealized depreciation[1]	$121
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	606	Unrealized depreciation on open forward currency contracts	191
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	413	Unrealized depreciation[1]	210
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	89
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	2	Unrealized depreciation[1]	—
			$1,308		$611

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$(27)	Net unrealized appreciation (depreciation) on investments	$8
Options written (equity style)	Currency	Net realized gain (loss) on options written	7	Net unrealized appreciation (depreciation) on options written	—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(37)	Net unrealized appreciation (depreciation) on options purchased (futures style)	—
Options written (futures style)	Interest	Net realized gain (loss) on options written	— [2]	Net unrealized appreciation (depreciation) on options written	(4)
Futures	Interest	Net realized gain (loss) on futures contracts	(958)	Net unrealized appreciation (depreciation) on futures contracts	180
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	909	Net unrealized appreciation (depreciation) on forward currency contracts	468
Swap	Interest	Net realized gain (loss) on swap contracts	49	Net unrealized appreciation (depreciation) on swap contracts	52
Swap	Credit	Net realized gain (loss) on swap contracts	(40)	Net unrealized appreciation (depreciation) on swap contracts	5
			$(97)		$709

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$17,327	Unrealized depreciation[1]	$5,432
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	528	Unrealized depreciation on open forward currency contracts	223
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	12,513	Unrealized depreciation[1]	805
Swap (bilateral)	Interest	Bilateral swaps, at value	586	Bilateral swaps, at value	9,985
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	81	Unrealized depreciation[1]	133
			$31,035		$16,578

Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(80,796)	Net unrealized appreciation (depreciation) on futures contracts	$20,477
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	3,469	Net unrealized appreciation (depreciation) on forward currency contracts	339
Swap	Interest	Net realized gain (loss) on swap contracts	5,297	Net unrealized appreciation (depreciation) on swap contracts	(563)
Swap	Credit	Net realized gain (loss) on swap contracts	208	Net unrealized appreciation (depreciation) on swap contracts	130
			$(71,822)		$20,383

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,742	Unrealized depreciation[1]	$1,426
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,026	Unrealized depreciation on open forward currency contracts	5,197
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	4,421	Unrealized depreciation[1]	1,598
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	2,629
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	318	Unrealized depreciation[1]	322
			$10,507		$11,172

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$(211)	Net unrealized appreciation (depreciation) on investments	$65
Options written (equity style)	Currency	Net realized gain (loss) on options written	54	Net unrealized appreciation (depreciation) on options written	—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(278)	Net unrealized appreciation (depreciation) on options purchased (futures style)	—
Options written (futures style)	Interest	Net realized gain (loss) on options written	(3)	Net unrealized appreciation (depreciation) on options written	(28)
Futures	Interest	Net realized gain (loss) on futures contracts	(9,139)	Net unrealized appreciation (depreciation) on futures contracts	1,332
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(2,972)	Net unrealized appreciation (depreciation) on forward currency contracts	(3,141)
Swap	Interest	Net realized gain (loss) on swap contracts	(2,638)	Net unrealized appreciation (depreciation) on swap contracts	2,405
Swap	Credit	Net realized gain (loss) on swap contracts	(509)	Net unrealized appreciation (depreciation) on swap contracts	173
			$(15,696)		$806

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

American High-Income Trust

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$25	Unrealized depreciation[1]	$23
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	769
			$25		$792

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(335)	Net unrealized appreciation (depreciation) on futures contracts	$16
Swap	Credit	Net realized gain (loss) on swap contracts	19	Net unrealized appreciation (depreciation) on swap contracts	(606)
			$(316)		$(590)

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$273	Unrealized depreciation[1]	$118
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	151	Unrealized depreciation[1]	—
			$424		$118

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(1,716)	Net unrealized appreciation (depreciation) on futures contracts	$287
Swap	Interest	Net realized gain (loss) on swap contracts	34	Net unrealized appreciation (depreciation) on swap contracts	25
			$(1,682)		$312

Refer to the end of the table(s) for footnote(s).

349	American Funds Insurance Series

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1,870	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	2,614
Futures	Interest	Unrealized appreciation[1]	2,295	Unrealized depreciation[1]	2,214
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	15,451	Unrealized depreciation[1]	5,000
			$19,616		$9,828

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(350)	Net unrealized appreciation (depreciation) on investments	$730
Options written (equity style)	Interest	Net realized gain (loss) on options written	204	Net unrealized appreciation (depreciation) on options written	(1,024)
Futures	Interest	Net realized gain (loss) on futures contracts	(22,324)	Net unrealized appreciation (depreciation) on futures contracts	1,295
Swap	Interest	Net realized gain (loss) on swap contracts	2,403	Net unrealized appreciation (depreciation) on swap contracts	(1,480)
			$(20,067)		$(479)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,668	Unrealized depreciation[3]	$—
Futures	Interest	Unrealized appreciation[1]	219	Unrealized depreciation[1]	—
			$1,887		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(4,165)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$350
Futures	Currency	Net realized gain (loss) on futures contracts	(31)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(2,188)	Net unrealized appreciation (depreciation) on futures contracts	211
			$(6,384)		$561

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	350

Managed Risk EUPAC Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$438	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	12	Unrealized depreciation[1]	—
			$450		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(754)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$168
Futures	Equity	Net realized gain (loss) on futures contracts	115	Net unrealized appreciation (depreciation) on futures contracts	(1)
			$(639)		$167

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$760	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	116	Unrealized depreciation[1]	—
			$876		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,320)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$($154)
Futures	Currency	Net realized gain (loss) on futures contracts	(17)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(884)	Net unrealized appreciation (depreciation) on futures contracts	115
			$(3,221)		$(39)

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$9,165	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	1,180	Unrealized depreciation[1]	—
			$10,345		$—

Refer to the end of the table(s) for footnote(s).

351	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(25,807)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$($1,611)
Futures	Currency	Net realized gain (loss) on futures contracts	(117)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	819	Net unrealized appreciation (depreciation) on futures contracts	1,134
			$(25,105)		$(477)

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,341	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	174	Unrealized depreciation[1]	—
			$1,515		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(3,565)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$862
Futures	Currency	Net realized gain (loss) on futures contracts	(29)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(3,096)	Net unrealized appreciation (depreciation) on futures contracts	166
			$(6,690)		$1,028

[1]	Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in each fund’s investment portfolio.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

American Funds Insurance Series	352

Rights of offset — Funds that hold forward currency contracts and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Citibank	$7		$(7)	$—	$—	$—
Goldman Sachs	9		(9)	—	—	—
Morgan Stanley	47		(28)	—	—	19
UBS AG	12		—	—	—	12
Total	$75		$(44)	$—	$—	$31
Liabilities:
Bank of America	$8		$—	$—	$—	$8
Citibank	49		(7)	—	—	42
Goldman Sachs	11		(9)	—	—	2
HSBC Bank	5		—	—	—	5
JPMorgan Chase	—	†	—	—	—	—	†
Morgan Stanley	28		(28)	—	—	—
Total	$101		$(44)	$—	$—	$57

Capital Income Builder

	Gross amounts recognized in the		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Barclays Bank PLC	$4		$—	$—	$—	$4
HSBC Bank	14		(2)	—	—	12
UBS AG	—	†	—	—	—	—	†
Total	$18		$(2)	$—	$—	$16
Liabilities:
Goldman Sachs	$3		$—	$—	$—	$3
HSBC Bank	2		(2)	—	—	—
Total	$5		$(2)	$—	$—	$3

Refer to the end of the table(s) for footnote(s).

353	American Funds Insurance Series

American Funds Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$1	$(1)	$—	$—	$—
Bank of New York Mellon	7	—	—	—	7
Barclays Bank PLC	67	(46)	—	—	21
Citibank	151	(86)	(65)	—	—
Goldman Sachs	148	(39)	—	—	109
HSBC Bank	29	(13)	—	—	16
JPMorgan Chase	29	(6)	—	—	23
Morgan Stanley	84	(14)	—	(70)	—
RBC Capital Markets	43	(6)	—	—	37
Standard Chartered Bank	47	(36)	—	—	11
Total	$606	$(247)	$(65)	$(70)	$224
Liabilities:
Bank of America	$34	$(1)	$(19)	$—	$14
Barclays Bank PLC	46	(46)	—	—	—
Citibank	86	(86)	—	—	—
Goldman Sachs	39	(39)	—	—	—
HSBC Bank	13	(13)	—	—	—
JPMorgan Chase	6	(6)	—	—	—
Morgan Stanley	14	(14)	—	—	—
RBC Capital Markets	6	(6)	—	—	—
Standard Chartered Bank	36	(36)	—	—	—
Total	$280	$(247)	$(19)	$—	$14

The Bond Fund of America

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$52	$(52)	$—	$—	$—
Barclays Bank PLC	86	(86)	—	—	—
Citibank	100	(7)	(93)	—	—
Goldman Sachs	876	(876)	—	—	—
Total	$1,114	$(1,021)	$(93)	$—	$—
Liabilities:
Bank of America	$812	$(52)	$(760)	$—	$—
Barclays Bank PLC	2,846	(86)	(2,760)	—	—
BNP Paribas	3,217	—	(3,217)	—	—
Citibank	7	(7)	—	—	—
Goldman Sachs	3,163	(876)	(2,287)	—	—
Morgan Stanley	40	—	—	—	40
RBC Capital Markets	123	—	—	—	123
Total	$10,208	$(1,021)	$(9,024)	$—	$163

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	354

Capital World Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$255	$(255)	$—	$—	$—
Bank of New York Mellon	23	(5)	—	—	18
Barclays Bank PLC	549	(85)	—	—	464
BNP Paribas	116	(106)	—	—	10
Citibank	437	(437)	—	—	—
Goldman Sachs	251	(251)	—	—	—
HSBC Bank	100	(100)	—	—	—
JPMorgan Chase	41	(41)	—	—	—
Morgan Stanley	465	(465)	—	—	—
Standard Chartered Bank	361	(361)	—	—	—
UBS AG	462	(462)	—	—	—
Total	$3,151	$(2,659)	$—	$—	$492
Liabilities:
Bank of America	$723	$(255)	$(268)	$—	$200
Bank of New York Mellon	5	(5)	—	—	—
Barclays Bank PLC	85	(85)	—	—	—
BNP Paribas	106	(106)	—	—	—
Citibank	579	(437)	(142)	—	—
Goldman Sachs	905	(251)	(654)	—	—
HSBC Bank	140	(100)	—	—	40
JPMorgan Chase	125	(41)	—	—	84
Morgan Stanley	967	(465)	(261)	—	241
Standard Chartered Bank	503	(361)	(142)	—	—
UBS AG	484	(462)	—	—	22
Total	$5,510	$(2,659)	$(2,264)	$—	$587

*	Collateral is shown on a settlement basis.
†	Amount less than one thousand.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

355	American Funds Insurance Series

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2026, some of the funds recognized EU reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$467	$40	$26
Capital Income Builder	265	—	12
EUPAC Fund	391	92	—	*
SMALLCAP World Fund	647	1	39
Growth Fund	551	12	26
New World Fund	35	11	1
Capital World Growth and Income Fund	47	15	5
International Growth and Income Fund	245	21	16
Asset Allocation Fund	130	6	—

*	Amount less than one thousand.

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	SMALLCAP World Fund	Growth Fund	EUPAC Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2025:
Undistributed ordinary income	$58,118	$52,615	$328,671	$164,687	$41,259	$40,991
Undistributed long-term capital gains	1,202,418	330,342	4,562,299	532,733	281,284	1,064,187
Capital loss carryforward utilized	—	—	—	206,867	—	—
As of June 30, 2026:
Gross unrealized appreciation on investments	4,594,900	569,231	33,325,893	2,095,721	1,966,057	5,081,469
Gross unrealized depreciation on investments	(466,886)	(92,631)	(1,111,042)	(311,526)	(121,078)	(149,784)
Net unrealized appreciation (depreciation) on investments	4,128,014	476,600	32,214,851	1,784,195	1,844,979	4,931,685
Cost of investments	6,586,612	2,081,681	25,034,486	5,778,718	2,666,776	7,394,159

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	356

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth-Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
As of December 31, 2025:
Undistributed ordinary income	$—	$16,020	$702,034	$2,910	$15,728	$217,220
Undistributed long-term capital gains	—	179,378	2,604,901	—	58,769	2,837,208
Capital loss carryforward*	(592)	—	—	(4,662)	—	—
Capital loss carryforward utilized	—	—	—	21,009	6,862	—
As of June 30, 2026:
Gross unrealized appreciation on investments	20,851	1,013,367	22,380,343	163,637	505,443	9,095,796
Gross unrealized depreciation on investments	(5,986)	(54,061)	(496,449)	(10,622)	(32,587)	(698,933)
Net unrealized appreciation (depreciation) on investments	14,865	959,306	21,883,894	153,015	472,856	8,396,863
Cost of investments	93,627	1,250,305	24,131,426	295,802	1,315,844	20,515,571

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
As of December 31, 2025:
Undistributed ordinary income	$3,091	$81,931	$10,845	$12,190	$953	$1,944
Undistributed long-term capital gains	25,777	—	—	—	—	—
Capital loss carryforward*	—	(1,511,983)	(198,979)	(329,593)	(12,321)	(1)
Capital loss carryforward utilized	—	72,789	1,003	—	1,889	—
As of June 30, 2026:
Gross unrealized appreciation on investments	106,411	117,071	31,713	43,653	1,001	2
Gross unrealized depreciation on investments	(13,382)	(253,531)	(70,394)	(42,884)	(1,360)	(24)
Net unrealized appreciation (depreciation) on investments	93,029	(136,460)	(38,681)	769	(359)	(22)
Cost of investments	380,520	11,258,411	1,208,557	882,730	115,023	298,723

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk EUPAC Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2025:
Undistributed ordinary income	$13,856	$1,773	$1,429	$4,281	$24,464	$23,428
Undistributed long-term capital gains	—	31,113	—	—	284,557	112,392
Capital loss carryforward*	(257,785)	—	(21,682)	(1,893)	—	—
Capital loss carryforward utilized	27,799	—	—	20,459	—	—
As of June 30, 2026:
Gross unrealized appreciation on investments	22,459	103,322	25,674	54,708	311,505	159,580
Gross unrealized depreciation on investments	(58,877)	(38,459)	(17,547)	(25,653)	(89,113)	(39,775)
Net unrealized appreciation (depreciation) on investments	(36,418)	64,863	8,127	29,055	222,392	119,805
Cost of investments	1,982,408	426,357	103,411	274,512	1,858,865	1,333,675

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
357	American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$27,191	$538,597	$565,788	$66,139	$455,982	$522,121
Class 1A	553	11,411	11,964	749	2,766	3,515
Class 2	22,557	477,652	500,209	53,132	443,236	496,368
Class 4	7,824	174,764	182,588	14,879	130,403	145,282
Total	$58,125	$1,202,424	$1,260,549	$134,899	$1,032,387	$1,167,286

SMALLCAP World Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$3,823	$23,695	$27,518	$3,919	$19,199	$23,118
Class 1A	144	898	1,042	20	126	146
Class 2	39,109	244,964	284,073	5,919	39,094	45,013
Class 4	9,552	60,786	70,338	766	7,316	8,082
Total	$52,628	$330,343	$382,971	$10,624	$65,735	$76,359

Growth Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$156,515	$2,077,012	$2,233,527	$283,031	$1,543,000	$1,826,031
Class 1A	3,013	42,419	45,432	4,439	26,100	30,539
Class 2	123,471	1,758,281	1,881,752	243,730	1,433,339	1,677,069
Class 3	1,616	22,629	24,245	3,240	18,878	22,118
Class 4	44,070	661,980	706,050	69,855	421,011	490,866
Total	$328,685	$4,562,321	$4,891,006	$604,295	$3,442,328	$4,046,623

EUPAC Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$69,277	$221,517	$290,794	$49,061	$—	$49,061
Class 1A	448	1,454	1,902	205	—	205
Class 2	80,139	260,868	341,007	44,060	—	44,060
Class 3	388	1,255	1,643	210	—	210
Class 4	14,444	47,657	62,101	6,153	—	6,153
Total	$164,696	$532,751	$697,447	$99,689	$—	$99,689

American Funds Insurance Series	358

New World Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$21,568	$142,893	$164,461	$32,320	$71,532	$103,852
Class 1A	432	2,940	3,372	369	453	822
Class 2	9,379	64,628	74,007	11,967	31,619	43,586
Class 4	9,891	70,834	80,725	11,031	33,694	44,725
Total	$41,270	$281,295	$322,565	$55,687	$137,298	$192,985

Washington Mutual Investors Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$23,095	$555,600	$578,695	$131,443	$397,175	$528,618
Class 1A	130	3,499	3,629	661	2,103	2,764
Class 2	10,272	278,445	288,717	57,467	193,815	251,282
Class 4	7,522	226,676	234,198	36,815	127,802	164,617
Total	$41,019	$1,064,220	$1,105,239	$226,386	$720,895	$947,281

U.S. Small and Mid Cap Equity Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
	Ordinary	Long-term	Total distributions	Ordinary		Long-term		Total distributions
Share class	income	capital gains	paid	income		capital gains		paid
Class 1	$—	$—	$—	$364		$—	†	$364
Class 1A	—	—	—	—	†	—	†	—	†
Class 2	—	—	—	—	†	—	†	—	†
Class 4	—	—	—	33		—	†	33
Total	$—	$—	$—	$397		$—	†	$397

Capital World Growth and Income Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$4,750	$50,757	$55,507	$9,542	$21,740	$31,282
Class 1A	93	1,050	1,143	157	363	520
Class 2	8,271	93,230	101,501	14,202	37,773	51,975
Class 4	2,921	34,352	37,273	4,099	11,256	15,355
Total	$16,035	$179,389	$195,424	$28,000	$71,132	$99,132

Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Growth-Income Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$413,355	$1,514,751	$1,928,106	$512,210	$3,878,399	$4,390,609
Class 1A	3,104	11,429	14,533	901	7,252	8,153
Class 2	227,632	856,200	1,083,832	257,694	2,211,126	2,468,820
Class 3	2,475	9,252	11,727	2,899	23,742	26,641
Class 4	55,525	213,308	268,833	50,309	470,380	520,689
Total	$702,091	$2,604,940	$3,307,031	$824,013	$6,590,899	$7,414,912

International Growth and Income Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	Income	capital gains	paid	income	capital gains	paid
Class 1	$247	$—	$247	$835	$—	$835
Class 1A	55	—	55	211	—	211
Class 2	1,150	—	1,150	4,052	—	4,052
Class 4	1,460	—	1,460	4,102	—	4,102
Total	$2,912	$—	$2,912	$9,200	$—	$9,200

Capital Income Builder

	Six months ended June 30, 2026			Year ended December 31, 2025
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$9,466	$29,627	$39,093	$25,206	$—	$25,206
Class 1A	154	546	700	416	—	416
Class 2	233	820	1,053	618	—	618
Class 4	6,934	27,788	34,722	19,776	—	19,776
Total	$16,787	$58,781	$75,568	$46,016	$—	$46,016

Asset Allocation Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
	Ordinary	Long-term	Total distributions	Ordinary	Long-term	Total distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$127,517	$1,607,048	$1,734,565	$438,651	$1,019,238	$1,457,889
Class 1A	469	6,200	6,669	1,307	2,795	4,102
Class 2	33,914	450,464	484,378	111,878	280,960	392,838
Class 3	281	3,666	3,947	884	2,081	2,965
Class 4	55,096	769,847	824,943	166,513	445,526	612,039
Total	$217,277	$2,837,225	$3,054,502	$719,233	$1,750,600	$2,469,833

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

American Funds Global Balanced Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$680	$5,274	$5,954	$1,498	$3,585	$5,083
Class 1A	30	245	275	60	152	212
Class 2	978	8,060	9,038	1,941	5,617	7,558
Class 4	1,409	12,199	13,608	2,293	6,279	8,572
Total	$3,097	$25,778	$28,875	$5,792	$15,633	$21,425

The Bond Fund of America

	Six months ended June 30, 2026			Year ended December 31, 2025
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$50,387	$—	$50,387	$302,949	$—	$302,949
Class 1A	2,415	—	2,415	12,103	—	12,103
Class 2	18,814	—	18,814	115,204	—	115,204
Class 4	10,357	—	10,357	56,394	—	56,394
Total	$81,973	$—	$81,973	$486,650	$—	$486,650

Capital World Bond Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$2,856	$—	$2,856	$19,172	$—	$19,172
Class 1A	315	—	315	837	—	837
Class 2	6,894	—	6,894	22,086	—	22,086
Class 4	788	—	788	2,211	—	2,211
Total	$10,853	$—	$10,853	$44,306	$—	$44,306

American High-Income Trust

	Six months ended June 30, 2026			Year ended December 31, 2025
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$1,079	$—	$1,079	$16,430	$—	$16,430
Class 1A	179	—	179	438	—	438
Class 2	7,473	—	7,473	34,271	—	34,271
Class 3	107	—	107	495	—	495
Class 4	3,355	—	3,355	12,704	—	12,704
Total	$12,193	$—	$12,193	$64,338	$—	$64,338

Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

American Funds Mortgage Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$13	$—	$13	$803	$—	$803
Class 1A	30	—	30	136	—	136
Class 2	360	—	360	1,703	—	1,703
Class 4	551	—	551	2,473	—	2,473
Total	$954	$—	$954	$5,115	$—	$5,115

Ultra-Short Bond Fund

	Six months ended June 30, 2026						Year ended December 31, 2025
					Total				Total
	Ordinary		Long-term		distributions		Ordinary	Long-term	distributions
Share class	income		capital gains		paid		income	capital gains	paid
Class 1	$235		$—		$235		$1,510	$—	$1,510
Class 1A	—	†	—	†	—	†	5	—	5
Class 2	1,351		—		1,351		9,131	—	9,131
Class 3	23		—		23		156	—	156
Class 4	336		—		336		2,138	—	2,138
Total	$1,945		$—		$1,945		$12,940	$—	$12,940

U.S. Government Securities Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 1	$2,039	$—	$2,039	$11,629	$—	$11,629
Class 1A	2,327	—	2,327	12,377	—	12,377
Class 2	7,553	—	7,553	44,749	—	44,749
Class 3	35	—	35	212	—	212
Class 4	1,908	—	1,908	10,129	—	10,129
Total	$13,862	$—	$13,862	$79,096	$—	$79,096

Managed Risk Growth Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$54	$848	$902	$248	$558	$806
Class P2	1,721	30,268	31,989	6,657	21,164	27,821
Total	$1,775	$31,116	$32,891	$6,905	$21,722	$28,627

Managed Risk EUPAC Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P1	$31	$—	$31	$30	$—	$30
Class P2	1,398	—	1,398	1,450	—	1,450
Total	$1,429	$—	$1,429	$1,480	$—	$1,480

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$42	$—	$42	$58	$—	$58
Class P2	4,240	—	4,240	5,902	—	5,902
Total	$4,282	$—	$4,282	$5,960	$—	$5,960

Managed Risk Growth-Income Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$22,465	$249,850	$272,315	$42,231	$70,237	$112,468
Class P2	3,009	34,713	37,722	5,433	10,214	15,647
Total	$25,474	$284,563	$310,037	$47,664	$80,451	$128,115

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2026			Year ended December 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$209	$973	$1,182	$348	$722	$1,070
Class P2	23,223	111,426	134,649	46,064	121,132	167,196
Total	$23,432	$112,399	$135,831	$46,412	$121,854	$168,266

†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2026, total investment advisory services fees waived by CRMC were $29,014,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

363	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30,	For the six months ended June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2026, before waiver	2026, after waiver
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.371%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.597
Growth Fund*	.500	.272	.6	55.0	.300	.300
International Fund	.478	.430	15.0	21.0	.478	.458
New World Fund	.577	.510	15.0	15.0	.577	.503
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.224
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.247	.247
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.224
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.426
The Bond Fund of America	.352	.320	15.0	15.0	.352	.199
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.296
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.222
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.212
Managed Risk Growth Fund	.100		all		.100	.100
Managed Risk EUPAC Fund	.100		all		.100	.100
Managed Risk Washington Mutual Investors Fund	.100		all		.100	.100
Managed Risk Growth-Income Fund	.100		all		.100	.100
Managed Risk Asset Allocation Fund	.100		all		.100	.100

*	At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.500% on the first $0.6 billion of daily net assets and decreasing to 0.275% on such assets in excess of $44.0 billion. On March 5, 2026 the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2026, decreasing the annual rate to 0.272% on daily net assets in excess of $55 billion. CRMC waived investment advisory services fees of less than $1,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	364

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with The Bank of New York Mellon (“BNY“) under which the fund compensates BNY for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$651
Class 1A	$—	$105	13
Class 2	4,797	Not applicable	575
Class 4	1,664	1,664	200
Total class-specific expenses	$6,461	$1,769	$1,439

SMALLCAP World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$85
Class 1A	$—	$9	1
Class 2	2,228	Not applicable	267
Class 4	534	534	64
Total class-specific expenses	$2,762	$543	$417

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,727
Class 1A	$—	$604	72
Class 2	26,080	Not applicable	3,129
Class 3	251	Not applicable	42
Class 4	9,141	9,141	1,097
Total class-specific expenses	$35,472	$9,745	$8,067

EUPAC Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$495
Class 1A	$—	$23	3
Class 2	4,455	Not applicable	535
Class 3	16	Not applicable	2
Class 4	776	776	93
Total class-specific expenses	$5,247	$799	$1,128

365	American Funds Insurance Series

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$328
Class 1A	$—	$49	6
Class 2	1,218	Not applicable	146
Class 4	1,293	1,293	155
Total class-specific expenses	$2,511	$1,342	$635

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$954
Class 1A	$—	$48	6
Class 2	3,885	Not applicable	466
Class 4	3,030	3,031	364
Total class-specific expenses	$6,915	$3,079	$1,790

U.S. Small and Mid Cap Equity Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$13
Class 1A	$—	$—	—	*
Class 2	—	Not applicable	—	*
Class 4	20	22	3
Total class-specific expenses	$20	$22	$16

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$93
Class 1A	$—	$15	2
Class 2	1,379	Not applicable	165
Class 4	479	479	57
Total class-specific expenses	$1,858	$494	$317

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,864
Class 1A	$—	$118	14
Class 2	17,842	Not applicable	2,141
Class 3	144	Not applicable	24
Class 4	4,222	4,222	507
Total class-specific expenses	$22,208	$4,340	$6,550

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6
Class 1A	$—	$12	1
Class 2	220	Not applicable	26
Class 4	270	270	33
Total class-specific expenses	$490	$282	$66

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$129
Class 1A	$—	$20	2
Class 2	30	Not applicable	4
Class 4	1,010	1,010	121
Total class-specific expenses	$1,040	$1,030	$256

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,367
Class 1A	$—	$73	9
Class 2	5,443	Not applicable	653
Class 3	32	Not applicable	5
Class 4	9,105	9,105	1,093
Total class-specific expenses	$14,580	$9,178	$4,127

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	366

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$15
Class 1A	$—	$5	1
Class 2	185	Not applicable	22
Class 4	261	262	31
Total class-specific expenses	$446	$267	$69

The Bond Fund of America

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$1,008
Class 1A	$—	$390	47
Class 2	3,284	Not applicable	394
Class 4	1,817	1,817	218
Total class-specific expenses	$5,101	$2,207	$1,667

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$73
Class 1A	$—	$39	5
Class 2	915	Not applicable	110
Class 4	103	103	12
Total class-specific expenses	$1,018	$142	$200

American High-Income Trust

		Insurance
	Distribution	administrative	Administrative
Share class	services	services	services
Class 1	Not applicable	Not applicable	$24
Class 1A	$—	$13	1
Class 2	650	Not applicable	78
Class 3	7	Not applicable	1
Class 4	316	316	38
Total class-specific expenses	$973	$329	$142

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1
Class 1A	$—	$4	1
Class 2	49	Not applicable	6
Class 4	79	79	10
Total class-specific expenses	$128	$83	$18

Ultra-Short Bond Fund

		Insurance
	Distribution	administrative		Administrative
Share class	services	services		services
Class 1	Not applicable	Not applicable		$5
Class 1A	$—	$—	*	—	*
Class 2	261	Not applicable		31
Class 3	3	Not applicable		1
Class 4	73	73		9
Total class-specific expenses	$337	$73		$46

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$39
Class 1A	$—	$381	46
Class 2	1,274	Not applicable	153
Class 3	4	Not applicable	—	*
Class 4	325	325	39
Total class-specific expenses	$1,603	$706	$277

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$17
Class P2	$590	590
Total class-specific expenses	$590	$607

Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

Managed Risk EUPAC Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$137	137
Total class-specific expenses	$137	$139

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$377	377
Total class-specific expenses	$377	$381

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,247
Class P2	$314	314
Total class-specific expenses	$314	$2,561

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$1,790	1,790
Total class-specific expenses	$1,790	$1,806

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk EUPAC Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2026, total fees and expenses reimbursed by CRMC were $21,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series	368

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase (decrease) in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$16		$11		$27
SMALLCAP World Fund	5		2		7
Growth Fund	93		63		156
EUPAC Fund	13		8		21
New World Fund	7		5		12
Washington Mutual Investors Fund	21		13		34
U.S. Small and Mid Cap Equity Fund	—	*	—	*	—	*
Capital World Growth and Income Fund	4		2		6
Growth-Income Fund	76		50		126
International Growth and Income Fund	1		—	*	1
Capital Income Builder	3		2		5
Asset Allocation Fund	48		31		79
American Funds Global Balanced Fund	1		—	*	1
The Bond Fund of America	20		12		32
Capital World Bond Fund	3		1		4
American High-Income Trust	2		1		3
American Funds Mortgage Fund	—	*	—	*	—	*
Ultra-Short Bond Fund	1		—	*	1
U.S. Government Securities Fund	3		2		5
Managed Risk Growth Fund	—	*	1		1
Managed Risk EUPAC Fund	—	*	—	*	—	*
Managed Risk Washington Mutual Investors Fund	1		—	*	1
Managed Risk Growth-Income Fund	4		2		6
Managed Risk Asset Allocation Fund	2		2		4

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

369	American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain or loss from such sales, if any, during the six months ended June 30, 2026 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$200,266	$27,685	$4,127
SMALLCAP World Fund	39,353	105,473	62,345
Growth Fund	587,360	486,255	36,753
EUPAC Fund	629,264	302,496	78,474
New World Fund	26,646	28,372	9,049
Washington Mutual Investors Fund	113,881	101,246	28,073
U.S. Small and Mid Cap Equity Fund	241	1	—	*
Capital World Growth and Income Fund	15,762	36,224	6,482
Growth-Income Fund	2,939,350	2,250,742	523,270
International Growth and Income Fund	3,218	4,753	483
Capital Income Builder	26,596	23,776	3,843
Asset Allocation Fund	65,877	282,569	93,535
American Funds Global Balanced Fund	5,041	1,876	535
American High-Income Trust	—	203	9

*	Amount less than one thousand.

Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

SMALLCAP World Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2026.

American Funds Insurance Series	370

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$191,728	4,638	$565,787	13,689	$(323,147)	(7,858)	$434,368	10,469
Class 1A	25,867	636	11,963	292	(4,327)	(102)	33,503	826
Class 2	25,079	623	500,209	12,354	(348,948)	(8,617)	176,340	4,360
Class 4	103,033	2,594	182,589	4,590	(73,652)	(1,844)	211,970	5,340
Total net increase (decrease)	$345,707	8,491	$1,260,548	30,925	$(750,074)	(18,421)	$856,181	20,995

Year ended December 31, 2025
Class 1	$304,055	8,321	$522,119	15,107	$(541,519)	(14,564)	$284,655	8,864
Class 1A	42,972	1,157	3,516	101	(3,744)	(102)	42,744	1,156
Class 2	35,075	964	496,369	14,649	(528,583)	(14,441)	2,861	1,172
Class 4	180,514	5,009	145,282	4,354	(101,231)	(2,811)	224,565	6,552
Total net increase (decrease)	$562,616	15,451	$1,167,286	34,211	$(1,175,077)	(31,918)	$554,825	17,744

SMALLCAP World Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$23,986	1,139	$27,145	1,396	$(694,141)	(31,586)	$(643,010)	(29,051)
Class 1A	813	40	1,042	55	(915)	(45)	940	50
Class 2	14,744	752	284,073	15,791	(160,757)	(8,182)	138,060	8,361
Class 4	35,122	1,796	70,338	3,927	(34,076)	(1,747)	71,384	3,976
Total net increase (decrease)	$74,665	3,727	$382,598	21,169	$(889,889)	(41,560)	$(432,626)	(16,664)

Year ended December 31, 2025
Class 1	$66,285	3,641	$22,933	1,232	$(343,352)	(18,170)	$(254,134)	(13,297)
Class 1A	532	29	146	8	(424)	(23)	254	14
Class 2	30,784	1,809	45,015	2,592	(247,355)	(13,805)	(171,556)	(9,404)
Class 4	91,459	5,277	8,081	469	(44,936)	(2,531)	54,604	3,215
Total net increase (decrease)	$189,060	10,756	$76,175	4,301	$(636,067)	(34,529)	$(370,832)	(19,472)

Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Growth Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$792,126	5,801	$2,231,914	15,989	$(1,282,412)	(9,115)	$1,741,628	12,675
Class 1A	61,450	445	45,432	331	(16,334)	(116)	90,548	660
Class 2	265,156	1,959	1,881,752	13,731	(1,380,385)	(10,062)	766,523	5,628
Class 3	1,414	10	24,244	172	(23,861)	(169)	1,797	13
Class 4	645,083	4,895	706,051	5,340	(220,729)	(1,675)	1,130,405	8,560
Total net increase (decrease)	$1,765,229	13,110	$4,889,393	35,563	$(2,923,721)	(21,137)	$3,730,901	27,536

Year ended December 31, 2025
Class 1	$2,221,332	17,180	$1,824,411	14,872	$(2,853,744)	(22,053)	$1,191,999	9,999
Class 1A	118,725	930	30,539	252	(115,193)	(884)	34,071	298
Class 2	504,023	3,932	1,677,068	13,892	(3,177,573)	(24,443)	(996,482)	(6,619)
Class 3	1,511	12	22,118	178	(36,889)	(277)	(13,260)	(87)
Class 4	1,221,571	9,782	490,866	4,193	(372,784)	(2,965)	1,339,653	11,010
Total net increase (decrease)	$4,067,162	31,836	$4,045,002	33,387	$(6,556,183)	(50,622)	$1,555,981	14,601

EUPAC Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$72,561	3,074	$290,795	12,317	$(733,491)	(30,529)	$(370,135)	(15,138)
Class 1A	3,427	148	1,903	81	(1,669)	(71)	3,661	158
Class 2	77,211	3,295	341,006	14,536	(352,596)	(15,045)	65,621	2,786
Class 3	408	17	1,642	69	(1,044)	(43)	1,006	43
Class 4	57,202	2,488	62,101	2,701	(41,395)	(1,787)	77,908	3,402
Total net increase (decrease)	$210,809	9,022	$697,447	29,704	$(1,130,195)	(47,475)	$(221,939)	(8,749)

Year ended December 31, 2025
Class 1	$123,286	6,300	$49,061	2,250	$(619,084)	(30,505)	$(446,737)	(21,955)
Class 1A	1,909	93	205	10	(1,577)	(80)	537	23
Class 2	158,584	8,280	44,060	2,025	(720,522)	(36,038)	(517,878)	(25,733)
Class 3	143	7	210	10	(1,989)	(100)	(1,636)	(83)
Class 4	72,454	3,758	6,153	287	(59,496)	(3,027)	19,111	1,018
Total net increase (decrease)	$356,376	18,438	$99,689	4,582	$(1,402,668)	(69,750)	$(946,603)	(46,730)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

New World Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$87,282	2,527	$164,460	4,630	$(225,834)	(6,518)	$25,908	639
Class 1A	12,371	360	3,372	96	(1,658)	(49)	14,085	407
Class 2	49,618	1,456	74,007	2,116	(112,279)	(3,306)	11,346	266
Class 4	80,352	2,383	80,725	2,335	(86,086)	(2,549)	74,991	2,169
Total net increase (decrease)	$229,623	6,726	$322,564	9,177	$(425,857)	(12,422)	$126,330	3,481

Year ended December 31, 2025
Class 1	$158,509	5,359	$103,852	3,572	$(340,861)	(11,604)	$(78,500)	(2,673)
Class 1A	18,473	602	822	28	(2,946)	(103)	16,349	527
Class 2	114,042	3,791	43,585	1,527	(173,334)	(5,988)	(15,707)	(670)
Class 4	92,171	3,197	44,726	1,588	(148,239)	(5,158)	(11,342)	(373)
Total net increase (decrease)	$383,195	12,949	$192,985	6,715	$(665,380)	(22,853)	$(89,200)	(3,189)

Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$62,379	3,400	$577,037	32,861	$(449,552)	(24,539)	$189,864	11,722
Class 1A	1,821	99	3,629	208	(947)	(52)	4,503	255
Class 2	42,532	2,364	288,717	16,844	(210,712)	(11,750)	120,537	7,458
Class 4	164,793	9,366	234,198	13,883	(84,056)	(4,758)	314,935	18,491
Total net increase (decrease)	$271,525	15,229	$1,103,581	63,796	$(745,267)	(41,099)	$629,839	37,926

Year ended December 31, 2025
Class 1	$140,928	8,311	$526,965	31,376	$(1,006,677)	(57,564)	$(338,784)	(17,877)
Class 1A	6,301	363	2,764	166	(2,905)	(165)	6,160	364
Class 2	90,385	5,278	251,281	15,319	(430,673)	(25,241)	(89,007)	(4,644)
Class 4	377,965	22,441	164,617	10,176	(110,363)	(6,612)	432,219	26,005
Total net increase (decrease)	$615,579	36,393	$945,627	57,037	$(1,550,618)	(89,582)	$10,588	3,848

U.S. Small and Mid Cap Equity Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$8,453	715	$—		—		$(18,376)	(1,539)	$(9,923)	(824)
Class 1A	—	—	—		—		—	—	—	—
Class 2	—	—	—		—		—	—	—	—
Class 4	8,788	733	—		—		(1,491)	(125)	7,297	608
Total net increase (decrease)	$17,241	1,448	$—		—		$(19,867)	(1,664)	$(2,626)	(216)

Year ended December 31, 2025
Class 1	$94,466	8,554	$364		32		$(8,030)	(726)	$86,800	7,860
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	—	—	—	†	—	†	—	—	— †	— †
Class 4	14,686	1,364	33		3		(19,609)	(1,843)	(4,890)	(476)
Total net increase (decrease)	$109,152	9,918	$397		35		$(27,639)	(2,569)	$81,910	7,384

Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$28,398	1,501	$54,353	2,766	$(105,904)	(5,418)	$(23,153)	(1,151)
Class 1A	265	14	1,143	59	(983)	(51)	425	22
Class 2	10,273	529	101,501	5,189	(114,476)	(5,915)	(2,702)	(197)
Class 4	30,376	1,616	37,274	1,969	(30,719)	(1,631)	36,931	1,954
Total net increase (decrease)	$69,312	3,660	$194,271	9,983	$(252,082)	(13,015)	$11,501	628

Year ended December 31, 2025
Class 1	$61,144	3,871	$30,791	1,846	$(173,302)	(10,431)	$(81,367)	(4,714)
Class 1A	1,669	101	519	31	(625)	(37)	1,563	95
Class 2	28,763	1,702	51,975	3,135	(185,399)	(11,041)	(104,661)	(6,204)
Class 4	58,603	3,584	15,355	952	(32,104)	(1,961)	41,854	2,575
Total net increase (decrease)	$150,179	9,258	$98,640	5,964	$(391,430)	(23,470)	$(142,611)	(8,248)

Growth-Income Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$189,305	2,775	$1,926,726	27,576	$(1,662,977)	(23,932)	$453,054	6,419
Class 1A	145,729	2,010	14,532	210	(4,729)	(68)	155,532	2,152
Class 2	70,385	1,045	1,083,832	15,887	(1,038,402)	(15,285)	115,815	1,647
Class 3	172	3	11,728	167	(14,802)	(210)	(2,902)	(40)
Class 4	203,069	3,071	268,832	4,044	(150,469)	(2,283)	321,432	4,832
Total net increase (decrease)	$608,660	8,904	$3,305,650	47,884	$(2,871,379)	(41,778)	$1,042,931	15,010

Year ended December 31, 2025
Class 1	$684,973	10,461	$4,387,256	72,937	$(3,619,605)	(54,457)	$1,452,624	28,941
Class 1A	6,675	102	8,152	137	(4,519)	(68)	10,308	171
Class 2	125,378	1,919	2,468,820	42,004	(1,981,266)	(30,316)	612,932	13,607
Class 3	1,554	24	26,641	442	(19,918)	(294)	8,277	172
Class 4	408,921	6,393	520,690	9,074	(327,755)	(5,109)	601,856	10,358
Total net increase (decrease)	$1,227,501	18,899	$7,411,559	124,594	$(5,953,063)	(90,244)	$2,685,997	53,249

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$5,989	413	$247	16	$(11,367)	(764)	$(5,131)	(335)
Class 1A	299	21	55	4	(1,859)	(131)	(1,505)	(106)
Class 2	3,748	267	1,150	78	(19,285)	(1,372)	(14,387)	(1,027)
Class 4	43,846	3,170	1,460	100	(22,168)	(1,618)	23,138	1,652
Total net increase (decrease)	$53,882	3,871	$2,912	198	$(54,679)	(3,885)	$2,115	184

Year ended December 31, 2025
Class 1	$21,760	1,847	$836	64	$(11,542)	(986)	$11,054	925
Class 1A	1,735	146	211	17	(982)	(83)	964	80
Class 2	6,438	538	4,052	319	(32,846)	(2,832)	(22,356)	(1,975)
Class 4	40,773	3,574	4,102	330	(56,151)	(4,650)	(11,276)	(746)
Total net increase (decrease)	$70,706	6,105	$9,201	730	$(101,521)	(8,551)	$(21,614)	(1,716)

Capital Income Builder

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$42,633	2,824	$39,093	2,618	$(59,601)	(3,989)	$22,125	1,453
Class 1A	653	44	700	47	(678)	(45)	675	46
Class 2	1,232	82	1,053	71	(953)	(64)	1,332	89
Class 4	53,694	3,579	34,722	2,329	(56,245)	(3,754)	32,171	2,154
Total net increase (decrease)	$98,212	6,529	$75,568	5,065	$(117,477)	(7,852)	$56,303	3,742

Year ended December 31, 2025
Class 1	$85,393	6,373	$25,206	1,809	$(99,423)	(7,387)	$11,176	795
Class 1A	2,260	165	416	30	(1,912)	(141)	764	54
Class 2	2,677	195	618	44	(1,985)	(147)	1,310	92
Class 4	124,148	9,183	19,776	1,420	(100,988)	(7,397)	42,936	3,206
Total net increase (decrease)	$214,478	15,916	$46,016	3,303	$(204,308)	(15,072)	$56,186	4,147

Refer to the end of the table(s) for footnote(s).

375	American Funds Insurance Series

Asset Allocation Fund

			Reinvestments of				Net increase
	Sales*		distributions		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$147,158	5,357	$1,734,565	65,332	$(1,119,129)	(40,143)	$762,594	30,546
Class 1A	4,162	150	6,670	253	(2,089)	(76)	8,743	327
Class 2	37,916	1,384	484,378	18,601	(340,717)	(12,435)	181,577	7,550
Class 3	415	15	3,946	149	(1,758)	(63)	2,603	101
Class 4	160,635	5,949	824,943	32,074	(416,832)	(15,356)	568,746	22,667
Total net increase (decrease)	$350,286	12,855	$3,054,502	116,409	$(1,880,525)	(68,073)	$1,524,263	61,191

Year ended December 31, 2025
Class 1	$294,441	11,354	$1,457,889	56,910	$(2,784,021)	(104,912)	$(1,031,691)	(36,648)
Class 1A	12,382	473	4,101	161	(5,261)	(199)	11,222	435
Class 2	79,938	3,065	392,837	15,618	(657,596)	(25,193)	(184,821)	(6,510)
Class 3	598	23	2,965	116	(2,207)	(84)	1,356	55
Class 4	385,083	14,916	612,040	24,612	(768,899)	(29,799)	228,224	9,729
Total net increase (decrease)	$772,442	29,831	$2,469,832	97,417	$(4,217,984)	(160,187)	$(975,710)	(32,939)

American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$5,202	350	$5,955	410	$(9,988)	(683)	$1,169	77
Class 1A	487	34	275	19	(688)	(46)	74	7
Class 2	3,192	217	9,038	627	(11,480)	(787)	750	57
Class 4	26,021	1,797	13,606	964	(18,121)	(1,268)	21,506	1,493
Total net increase (decrease)	$34,902	2,398	$28,874	2,020	$(40,277)	(2,784)	$23,499	1,634

Year ended December 31, 2025
Class 1	$6,531	484	$5,082	376	$(20,431)	(1,505)	$(8,818)	(645)
Class 1A	829	60	212	16	(593)	(44)	448	32
Class 2	4,258	313	7,557	564	(29,048)	(2,132)	(17,233)	(1,255)
Class 4	52,129	3,887	8,574	652	(21,417)	(1,605)	39,286	2,934
Total net increase (decrease)	$63,747	4,744	$21,425	1,608	$(71,489)	(5,286)	$13,683	1,066

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	376

The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$412,980	43,340	$50,159	5,291	$(628,324)	(65,917)	$(165,185)	(17,286)
Class 1A	43,650	4,615	2,415	257	(4,728)	(497)	41,337	4,375
Class 2	48,055	5,134	18,814	2,021	(167,896)	(17,904)	(101,027)	(10,749)
Class 4	142,192	15,275	10,357	1,120	(55,607)	(5,976)	96,942	10,419
Total net increase (decrease)	$646,877	68,364	$81,745	8,689	$(856,555)	(90,294)	$(127,933)	(13,241)

Year ended December 31, 2025
Class 1	$967,884	101,560	$301,425	31,796	$(1,549,531)	(162,304)	$(280,222)	(28,948)
Class 1A	78,228	8,287	12,103	1,287	(20,799)	(2,206)	69,532	7,368
Class 2	95,476	10,155	115,204	12,362	(327,900)	(34,938)	(117,220)	(12,421)
Class 4	277,694	29,681	56,394	6,089	(125,920)	(13,500)	208,168	22,270
Total net increase (decrease)	$1,419,282	149,683	$485,126	51,534	$(2,024,150)	(212,948)	$(119,742)	(11,731)

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$30,955	3,042	$2,856	283	$(339,858)	(33,361)	$(306,047)	(30,036)
Class 1A	5,055	502	315	32	(1,349)	(135)	4,021	399
Class 2	57,194	5,698	6,894	692	(79,794)	(7,936)	(15,706)	(1,546)
Class 4	11,607	1,174	788	80	(7,423)	(756)	4,972	498
Total net increase (decrease)	$104,811	10,416	$10,853	1,087	$(428,424)	(42,188)	$(312,760)	(30,685)

Year ended December 31, 2025
Class 1	$81,146	7,964	$19,172	1,887	$(113,554)	(11,168)	$(13,236)	(1,317)
Class 1A	6,629	658	837	83	(19,119)	(1,921)	(11,653)	(1,180)
Class 2	78,645	7,818	22,086	2,199	(148,416)	(14,851)	(47,685)	(4,834)
Class 4	24,427	2,456	2,211	224	(9,368)	(946)	17,270	1,734
Total net increase (decrease)	$190,847	18,896	$44,306	4,393	$(290,457)	(28,886)	$(55,304)	(5,597)

Refer to the end of the table(s) for footnote(s).

377	American Funds Insurance Series

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$3,291	348	$1,025	109	$(183,464)	(19,753)	$(179,148)	(19,296)
Class 1A	5,617	599	179	20	(817)	(87)	4,979	532
Class 2	10,616	1,157	7,473	816	(37,365)	(4,075)	(19,276)	(2,102)
Class 3	168	18	107	11	(613)	(65)	(338)	(36)
Class 4	70,601	6,792	3,355	323	(28,875)	(2,790)	45,081	4,325
Total net increase (decrease)	$90,293	8,914	$12,139	1,279	$(251,134)	(26,770)	$(148,702)	(16,577)

Year ended December 31, 2025
Class 1	$34,287	3,728	$16,202	1,746	$(29,101)	(3,085)	$21,388	2,389
Class 1A	5,913	617	438	47	(1,640)	(174)	4,711	490
Class 2	34,261	3,735	34,272	3,796	(79,188)	(8,621)	(10,655)	(1,090)
Class 3	292	31	495	53	(1,072)	(113)	(285)	(29)
Class 4	121,429	11,743	12,704	1,244	(57,610)	(5,614)	76,523	7,373
Total net increase (decrease)	$196,182	19,854	$64,111	6,886	$(168,611)	(17,607)	$91,682	9,133

American Funds Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$133	14	$13	2	$(17,146)	(1,830)	$(17,000)	(1,814)
Class 1A	337	36	30	3	(394)	(42)	(27)	(3)
Class 2	1,229	132	360	39	(2,678)	(287)	(1,089)	(116)
Class 4	7,731	840	551	60	(8,665)	(947)	(383)	(47)
Total net increase (decrease)	$9,430	1,022	$954	104	$(28,883)	(3,106)	$(18,499)	(1,980)

Year ended December 31, 2025
Class 1	$422	45	$803	85	$(161)	(17)	$1,064	113
Class 1A	765	83	136	15	(381)	(41)	520	57
Class 2	2,443	262	1,703	184	(6,870)	(736)	(2,724)	(290)
Class 4	17,888	1,929	2,473	270	(8,887)	(963)	11,474	1,236
Total net increase (decrease)	$21,518	2,319	$5,115	554	$(16,299)	(1,757)	$10,334	1,116

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	378

Ultra-Short Bond Fund

			Reinvestments of						Net increase
	Sales*		distributions				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$9,598	843	$235		20		$(7,857)	(692)	$1,976	171
Class 1A	—	—	—	†	—	†	(118)	(10)	(118)	(10)
Class 2	35,089	3,203	1,351		124		(49,096)	(4,481)	(12,656)	(1,154)
Class 3	171	16	23		2		(209)	(19)	(15)	(1)
Class 4	41,607	3,774	336		31		(44,603)	(4,039)	(2,660)	(234)
Total net increase (decrease)	$86,465	7,836	$1,945		177		$(101,883)	(9,241)	$(13,473)	(1,228)

Year ended December 31, 2025
Class 1	$12,058	1,051	$1,510		134		$(16,422)	(1,436)	$(2,854)	(251)
Class 1A	—	—	5		—	†	—	—	5	— †
Class 2	56,142	5,069	9,131		838		(94,607)	(8,552)	(29,334)	(2,645)
Class 3	305	27	156		14		(904)	(81)	(443)	(40)
Class 4	54,897	4,953	2,138		195		(54,897)	(4,931)	2,138	217
Total net increase (decrease)	$123,402	11,100	$12,940		1,181		$(166,830)	(15,000)	$(30,488)	(2,719)

U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class 1	$43,690	4,425	$1,960	200	$(36,784)	(3,717)	$8,866	908
Class 1A	19,285	1,961	2,327	239	(4,937)	(499)	16,675	1,701
Class 2	60,464	6,218	7,553	782	(90,957)	(9,326)	(22,940)	(2,326)
Class 3	36	3	36	4	(324)	(33)	(252)	(26)
Class 4	45,855	4,717	1,908	198	(29,906)	(3,079)	17,857	1,836
Total net increase (decrease)	$169,330	17,324	$13,784	1,423	$(162,908)	(16,654)	$20,206	2,093

Year ended December 31, 2025
Class 1	$69,757	7,044	$11,280	1,145	$(96,647)	(9,743)	$(15,610)	(1,554)
Class 1A	34,073	3,475	12,377	1,264	(41,345)	(4,222)	5,105	517
Class 2	118,543	12,052	44,750	4,609	(191,505)	(19,527)	(28,212)	(2,866)
Class 3	420	42	212	22	(877)	(88)	(245)	(24)
Class 4	114,384	11,659	10,129	1,045	(86,038)	(8,789)	38,475	3,915
Total net increase (decrease)	$337,177	34,272	$78,748	8,085	$(416,412)	(42,369)	$(487)	(12)

Managed Risk Growth Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$329	23	$902	65	$(1,437)	(102)	$(206)	(14)
Class P2	3,634	265	31,989	2,314	(37,646)	(2,695)	(2,023)	(116)
Total net increase (decrease)	$3,963	288	$32,891	2,379	$(39,083)	(2,797)	$(2,229)	(130)

Year ended December 31, 2025
Class P1	$906	67	$806	62	$(2,055)	(151)	$(343)	(22)
Class P2	11,175	851	27,821	2,164	(95,981)	(7,085)	(56,985)	(4,070)
Total net increase (decrease)	$12,081	918	$28,627	2,226	$(98,036)	(7,236)	$(57,328)	(4,092)

Refer to the end of the table(s) for footnote(s).

379	American Funds Insurance Series

Managed Risk EUPAC Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$21	2	$31	3	$(235)	(23)	$(183)	(18)
Class P2	538	54	1,398	135	(15,046)	(1,526)	(13,110)	(1,337)
Total net increase (decrease)	$559	56	$1,429	138	$(15,281)	(1,549)	$(13,293)	(1,355)

Year ended December 31, 2025
Class P1	$128	15	$30	4	$(215)	(25)	$(57)	(6)
Class P2	3,091	371	1,450	178	(20,067)	(2,311)	(15,526)	(1,762)
Total net increase (decrease)	$3,219	386	$1,480	182	$(20,282)	(2,336)	$(15,583)	(1,768)

Managed Risk Washington Mutual Investors Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$135	10	$42	3	$(139)	(10)	$38	3
Class P2	816	63	4,240	327	(26,917)	(2,088)	(21,861)	(1,698)
Total net increase (decrease)	$951	73	$4,282	330	$(27,056)	(2,098)	$(21,823)	(1,695)

Year ended December 31, 2025
Class P1	$169	14	$58	5	$(347)	(29)	$(120)	(10)
Class P2	6,854	561	5,902	497	(45,769)	(3,770)	(33,013)	(2,712)
Total net increase (decrease)	$7,023	575	$5,960	502	$(46,116)	(3,799)	$(33,133)	(2,722)

Managed Risk Growth-Income Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$24,969	1,722	$272,315	19,834	$(150,614)	(10,035)	$146,670	11,521
Class P2	1,887	127	37,722	2,772	(27,050)	(1,829)	12,559	1,070
Total net increase (decrease)	$26,856	1,849	$310,037	22,606	$(177,664)	(11,864)	$159,229	12,591

Year ended December 31, 2025
Class P1	$28,162	1,984	$112,468	8,142	$(296,821)	(20,511)	$(156,191)	(10,385)
Class P2	3,550	249	15,647	1,145	(47,556)	(3,301)	(28,359)	(1,907)
Total net increase (decrease)	$31,712	2,233	$128,115	9,287	$(344,377)	(23,812)	$(184,550)	(12,292)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	380

Managed Risk Asset Allocation Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2026
Class P1	$95	7	$1,182	91	$(367)	(27)	$910	71
Class P2	6,026	454	134,649	10,720	(129,828)	(9,830)	10,847	1,344
Total net increase (decrease)	$6,121	461	$135,831	10,811	$(130,195)	(9,857)	$11,757	1,415

Year ended December 31, 2025
Class P1	$26	2	$1,070	86	$(494)	(38)	$602	50
Class P2	18,388	1,464	167,196	13,947	(771,163)	(60,543)	(585,579)	(45,132)
Total net increase (decrease)	$18,414	1,466	$168,266	14,033	$(771,657)	(60,581)	$(584,977)	(45,082)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2026 (dollars in thousands):

	Global Growth Fund	SMALLCAP World Fund	Growth Fund	EUPAC Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,011,018	$2,161,926	$10,064,037	$5,048,132	$1,355,894	$1,784,090
Sales of investment securities*	3,297,006	2,934,629	11,133,923	6,093,110	1,601,583	2,237,263
Non-U.S. taxes paid on dividend income	4,335	1,972	3,829	9,028	4,222	749
Non-U.S. taxes paid on interest income	12	—	—	—	44	—
Non-U.S. taxes paid on realized gains	717	9,713	—	14,332	6,769	—
Non-U.S. taxes provided on unrealized appreciation	1,012	5,270	—	2,163	7,782	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$67,317	$524,287	$10,327,906	$152,310	$559,960	$6,447,677
Sales of investment securities*	71,469	730,621	12,545,110	164,844	565,418	9,151,855
Non-U.S. taxes paid on dividend income	—	1,375	3,507	505	1,406	2,089
Non-U.S. taxes paid on interest income	—	—	—	1	1	—
Non-U.S. taxes paid on realized gains	—	178	—	45	172	—
Non-U.S. taxes provided on unrealized appreciation	—	293	—	148	136	—

	American Funds Global Balanced Fund	The Bond Fund of America		Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$152,594	$5,889,277		$749,966	$225,331	$156,084	$—
Sales of investment securities*	163,325	6,358,877		1,010,793	231,810	184,572	—
Non-U.S. taxes paid on dividend income	256	—	†	—	6	—	—
Non-U.S. taxes paid on interest income	2	—		55	—	—	—
Non-U.S. taxes paid on realized gains	21	—		86	—	—	—
Non-U.S. taxes provided on unrealized appreciation	88	—		131	—	—	—

Refer to the end of the table(s) for footnote(s).

381	American Funds Insurance Series

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk EUPAC Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$925,917	$66,345	$15,350	$35,800	$267,325	$186,551
Sales of investment securities*	1,114,335	62,823	19,967	36,448	282,463	143,252

*	Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

12. Ownership concentration

As of June 30, 2026, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 15% and 11% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 15% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

In addition, American Funds Insurance Series - Managed Risk Growth Portfolio held aggregate ownership of 81% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

American Funds Insurance Series	382

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
Global Growth Fund
Class 1:
6/30/2026[4,5]	$38.79	$.26	$8.32	$8.58	$(.26)	$(5.22)	$(5.48)	$41.89	22.31%[6]	$4,882	.52%[7]		.42%[7]		1.26%[7]
12/31/2025	36.91	.44	6.92	7.36	(.60)	(4.88)	(5.48)	38.79	21.98	4,115	.52		.42		1.18
12/31/2024	33.92	.44	4.29	4.73	(.67)	(1.07)	(1.74)	36.91	13.94	3,589	.52		.41		1.20
12/31/2023	30.18	.36	6.30	6.66	(.37)	(2.55)	(2.92)	33.92	22.91	3,418	.52		.41		1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104	.53		.46		1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
Class 1A:
6/30/2026[4,5]	38.47	.22	8.24	8.46	(.25)	(5.22)	(5.47)	41.46	22.17 [6]	105	.77	[7]	.66	[7]	1.08	[7]
12/31/2025	36.70	.30	6.90	7.20	(.55)	(4.88)	(5.43)	38.47	21.63	66	.77		.67		.81
12/31/2024	33.74	.35	4.26	4.61	(.58)	(1.07)	(1.65)	36.70	13.67	20	.77		.66		.95
12/31/2023	30.04	.28	6.26	6.54	(.29)	(2.55)	(2.84)	33.74	22.60	18	.77		.66		.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14	.78		.71		.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
Class 2:
6/30/2026[4,5]	38.11	.20	8.18	8.38	(.25)	(5.22)	(5.47)	41.02	22.16 [6]	4,189	.77	[7]	.67	[7]	1.01	[7]
12/31/2025	36.37	.34	6.79	7.13	(.51)	(4.88)	(5.39)	38.11	21.62	3,725	.77		.67		.93
12/31/2024	33.44	.35	4.22	4.57	(.57)	(1.07)	(1.64)	36.37	13.68	3,512	.77		.66		.95
12/31/2023	29.79	.28	6.21	6.49	(.29)	(2.55)	(2.84)	33.44	22.60	3,522	.77		.66		.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234	.78		.71		.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
Class 4:
6/30/2026[4,5]	37.55	.15	8.04	8.19	(.23)	(5.22)	(5.45)	40.29	21.99 [6]	1,530	1.02	[7]	.92	[7]	.78	[7]
12/31/2025	35.93	.24	6.70	6.94	(.44)	(4.88)	(5.32)	37.55	21.34	1,225	1.02		.92		.67
12/31/2024	33.08	.25	4.18	4.43	(.51)	(1.07)	(1.58)	35.93	13.39	937	1.02		.91		.69
12/31/2023	29.51	.20	6.14	6.34	(.22)	(2.55)	(2.77)	33.08	22.29	732	1.02		.91		.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03		.96		.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07

Refer to the end of the table(s) for footnote(s).

383	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
SMALLCAP World Fund
Class 1:
6/30/2026[4,5]	$20.31	$.11	$3.11	$3.22	$(.27)	$(3.02)	$(3.29)	$20.24	16.52%[6]	$194	.70%[7]		.65%[7]		1.02%[7]
12/31/2025	18.15	.16	2.50	2.66	(.10)	(.40)	(.50)	20.31	14.89	784	.70		.65		.84
12/31/2024	18.57	.12	.34	.46	(.23)	(.65)	(.88)	18.15	2.59	942	.70		.67		.66
12/31/2023	16.22	.11	2.53	2.64	(.08)	(.21)	(.29)	18.57	16.45	1,001	.70		.65		.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916	.72		.69		.24
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707	.74		.74		(.07)
Class 1A:
6/30/2026[4,5]	19.99	.08	3.06	3.14	(.27)	(3.02)	(3.29)	19.84	16.35 [6]	7	.95	[7]	.90	[7]	.82 [7]
12/31/2025	17.88	.11	2.46	2.57	(.06)	(.40)	(.46)	19.99	14.63	6	.95		.90		.58
12/31/2024	18.31	.07	.34	.41	(.19)	(.65)	(.84)	17.88	2.34	5	.95		.92		.40
12/31/2023	16.00	.06	2.50	2.56	(.04)	(.21)	(.25)	18.31	16.15	5	.95		.90		.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4	.97		.94		— [9]
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5	.99		.99		(.21)
Class 2:
6/30/2026[4,5]	19.04	.08	2.91	2.99	(.27)	(3.02)	(3.29)	18.74	16.39 [6]	1,885	.95	[7]	.90	[7]	.81 [7]
12/31/2025	17.05	.10	2.35	2.45	(.06)	(.40)	(.46)	19.04	14.64	1,757	.95		.90		.58
12/31/2024	17.50	.07	.32	.39	(.19)	(.65)	(.84)	17.05	2.33	1,733	.95		.92		.41
12/31/2023	15.30	.06	2.39	2.45	(.04)	(.21)	(.25)	17.50	16.17	1,879	.95		.90		.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762	.97		.94		— [9]
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521	.99		.99		(.30)
Class 4:
6/30/2026[4,5]	18.97	.05	2.90	2.95	(.26)	(3.02)	(3.28)	18.64	16.24 [6]	474	1.20	[7]	1.15	[7]	.56 [7]
12/31/2025	17.01	.05	2.35	2.40	(.04)	(.40)	(.44)	18.97	14.33	407	1.20		1.15		.31
12/31/2024	17.46	.03	.32	.35	(.15)	(.65)	(.80)	17.01	2.12	310	1.20		1.17		.15
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21)	(.21)	17.46	15.79	300	1.20		1.15		.13
12/31/2022	32.96	(.05)	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22		1.19		(.25)
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344	1.24		1.24		(.53)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	384

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
6/30/2026[4,5]	$141.06	$.23	$9.63	$9.86	$(.14)	$(12.53)	$(12.67)	$138.25	6.89%[6]	$26,420	.34%[7]		.33%[7]
12/31/2025	127.47	.36	24.17	24.53	(.33)	(10.61)	(10.94)	141.06	20.54	25,168	.34		.27
12/31/2024	99.44	.51	30.78	31.29	(.67)	(2.59)	(3.26)	127.47	31.96	21,469	.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54)	(5.04)	(5.58)	99.44	38.81	17,382	.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660	.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37
Class 1A:
6/30/2026[4,5]	139.18	.06	9.50	9.56	(.09)	(12.53)	(12.62)	136.12	6.78 [6]	538	.59	[7]	.08 [7]
12/31/2025	126.11	.03	23.86	23.89	(.21)	(10.61)	(10.82)	139.18	20.24	458	.59		.02
12/31/2024	98.46	.22	30.43	30.65	(.41)	(2.59)	(3.00)	126.11	31.61	377	.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34)	(5.04)	(5.38)	98.46	38.47	280	.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187	.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
Class 2:
6/30/2026[4,5]	138.80	.05	9.48	9.53	(.08)	(12.53)	(12.61)	135.72	6.78 [6]	21,861	.59	[7]	.08 [7]
12/31/2025	125.79	.03	23.80	23.83	(.21)	(10.61)	(10.82)	138.80	20.24	21,576	.59		.02
12/31/2024	98.20	.22	30.34	30.56	(.38)	(2.59)	(2.97)	125.79	31.61	20,386	.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32)	(5.04)	(5.36)	98.20	38.49	17,879	.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452	.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
Class 3:
6/30/2026[4,5]	142.60	.10	9.75	9.85	(.10)	(12.53)	(12.63)	139.82	6.81 [6]	289	.52	[7]	.15 [7]
12/31/2025	128.88	.13	24.42	24.55	(.22)	(10.61)	(10.83)	142.60	20.32	293	.52		.09
12/31/2024	100.54	.30	31.09	31.39	(.46)	(2.59)	(3.05)	128.88	31.70	276	.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38)	(5.04)	(5.42)	100.54	38.56	236	.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188	.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
Class 4:
6/30/2026[4,5]	134.39	(.11)	9.17	9.06	(.04)	(12.53)	(12.57)	130.88	6.63 [6]	8,117	.84	[7]	(.17)[7]
12/31/2025	122.38	(.29)	23.08	22.79	(.17)	(10.61)	(10.78)	134.39	19.93	7,184	.84		(.23)
12/31/2024	95.70	(.06)	29.52	29.46	(.19)	(2.59)	(2.78)	122.38	31.29	5,195	.84		(.06)
12/31/2023	73.64	.13	27.12	27.25	(.15)	(5.04)	(5.19)	95.70	38.13	3,522	.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409	.85		.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)

Refer to the end of the table(s) for footnote(s).

385	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
EUPAC Fund
Class 1:
6/30/2026[4,5]	$22.33	$.21	$3.17	$3.38	$(.55)	$(1.77)	$(2.32)	$23.39	15.05%[6]	$3,169	.53%[7]		.51%[7]		1.83%[7]
12/31/2025	17.84	.35	4.47	4.82	(.33)	—	(.33)	22.33	27.04	3,364	.53		.53		1.79
12/31/2024	17.50	.23	.38	.61	(.27)	—	(.27)	17.84	3.40	3,080	.52		.52		1.26
12/31/2023	15.31	.25	2.20	2.45	(.26)	—	(.26)	17.50	16.12	3,353	.53		.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157	.54		.54		1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747	.55		.55		1.57
Class 1A:
6/30/2026[4,5]	22.20	.19	3.15	3.34	(.55)	(1.77)	(2.32)	23.22	14.92 [6]	21	.78	[7]	.75	[7]	1.65	[7]
12/31/2025	17.75	.30	4.43	4.73	(.28)	—	(.28)	22.20	26.68	17	.78		.78		1.50
12/31/2024	17.41	.18	.38	.56	(.22)	—	(.22)	17.75	3.17	13	.77		.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.85	12	.78		.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10	.79		.79		1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12	.80		.80		1.39
Class 2:
6/30/2026[4,5]	22.22	.19	3.13	3.32	(.54)	(1.77)	(2.31)	23.23	14.90 [6]	3,705	.78	[7]	.76	[7]	1.60	[7]
12/31/2025	17.75	.30	4.44	4.74	(.27)	—	(.27)	22.22	26.77	3,481	.78		.78		1.54
12/31/2024	17.41	.19	.37	.56	(.22)	—	(.22)	17.75	3.16	3,238	.77		.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.84	3,382	.78		.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164	.79		.79		1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190	.80		.80		1.35
Class 3:
6/30/2026[4,5]	22.41	.20	3.17	3.37	(.55)	(1.77)	(2.32)	23.46	14.92 [6]	18	.71	[7]	.69	[7]	1.67	[7]
12/31/2025	17.90	.32	4.48	4.80	(.29)	—	(.29)	22.41	26.85	16	.71		.71		1.61
12/31/2024	17.56	.20	.37	.57	(.23)	—	(.23)	17.90	3.19	15	.70		.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23)	—	(.23)	17.56	15.99	17	.71		.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16	.72		.72		1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21	.73		.73		1.41
Class 4:
6/30/2026[4,5]	21.83	.16	3.09	3.25	(.54)	(1.77)	(2.31)	22.77	14.77 [6]	676	1.03	[7]	1.01	[7]	1.38	[7]
12/31/2025	17.46	.25	4.36	4.61	(.24)	—	(.24)	21.83	26.41	574	1.03		1.03		1.26
12/31/2024	17.13	.14	.37	.51	(.18)	—	(.18)	17.46	2.93	441	1.02		1.02		.74
12/31/2023	14.99	.16	2.16	2.32	(.18)	—	(.18)	17.13	15.56	415	1.03		1.03		.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04		1.04		1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05		1.05		1.13

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	386

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
New World Fund
Class 1:
6/30/2026[4,5]	$32.47	$.26	$5.16	$5.42	$(.20)	$(2.47)	$(2.67)	$35.22	16.63%[6]	$2,305	.65%[7]		.58%[7]		1.50%[7]
12/31/2025	26.67	.49	6.93	7.42	(.41)	(1.21)	(1.62)	32.47	28.60	2,103	.65		.58		1.66
12/31/2024	25.48	.43	1.32	1.75	(.44)	(.12)	(.56)	26.67	6.86	1,800	.64		.57		1.60
12/31/2023	22.30	.40	3.19	3.59	(.41)	—	(.41)	25.48	16.22	1,778	.64		.57		1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610	.68		.57		1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88
Class 1A:
6/30/2026[4,5]	32.25	.22	5.12	5.34	(.19)	(2.47)	(2.66)	34.93	16.49 [6]	48	.90	[7]	.83	[7]	1.32	[7]
12/31/2025	26.53	.37	6.93	7.30	(.37)	(1.21)	(1.58)	32.25	28.27	32	.90		.83		1.25
12/31/2024	25.36	.36	1.31	1.67	(.38)	(.12)	(.50)	26.53	6.58	12	.89		.82		1.33
12/31/2023	22.19	.33	3.20	3.53	(.36)	—	(.36)	25.36	15.98	10	.89		.82		1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9	.93		.82		1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
Class 2:
6/30/2026[4,5]	32.03	.21	5.10	5.31	(.19)	(2.47)	(2.66)	34.68	16.47 [6]	1,028	.90	[7]	.83	[7]	1.25	[7]
12/31/2025	26.33	.41	6.84	7.25	(.34)	(1.21)	(1.55)	32.03	28.29	941	.90		.83		1.41
12/31/2024	25.17	.36	1.30	1.66	(.38)	(.12)	(.50)	26.33	6.55	791	.89		.82		1.36
12/31/2023	22.02	.33	3.17	3.50	(.35)	—	(.35)	25.17	15.99	803	.89		.82		1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764	.93		.82		1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
Class 4:
6/30/2026[4,5]	31.71	.17	5.03	5.20	(.17)	(2.47)	(2.64)	34.27	16.34 [6]	1,124	1.15	[7]	1.08	[7]	1.01	[7]
12/31/2025	26.09	.33	6.77	7.10	(.27)	(1.21)	(1.48)	31.71	27.92	971	1.15		1.08		1.16
12/31/2024	24.95	.29	1.28	1.57	(.31)	(.12)	(.43)	26.09	6.33	809	1.14		1.07		1.10
12/31/2023	21.84	.27	3.14	3.41	(.30)	—	(.30)	24.95	15.67	787	1.14		1.07		1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18		1.07		.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38

Refer to the end of the table(s) for footnote(s).

387	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
Washington Mutual Investors Fund
Class 1:
6/30/2026[4,5]	$18.18	$.15	$1.19	$1.34	$(.07)	$(1.65)	$(1.72)	$17.80	7.47%[6]	$6,509	.41%[7]		.26%[7]		1.66%[7]
12/31/2025	16.86	.29	2.52	2.81	(.29)	(1.20)	(1.49)	18.18	17.50	6,435	.41		.26		1.66
12/31/2024	14.49	.29	2.51	2.80	(.30)	(.13)	(.43)	16.86	19.40	6,269	.41		.26		1.78
12/31/2023	12.69	.28	1.92	2.20	(.28)	(.12)	(.40)	14.49	17.66	6,020	.41		.27		2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507	.41		.26		2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766	.42		.31		1.79
Class 1A:
6/30/2026[4,5]	18.09	.13	1.17	1.30	(.06)	(1.65)	(1.71)	17.68	7.29 [6]	41	.66	[7]	.51	[7]	1.41	[7]
12/31/2025	16.79	.24	2.51	2.75	(.25)	(1.20)	(1.45)	18.09	17.21	38	.66		.51		1.41
12/31/2024	14.43	.25	2.50	2.75	(.26)	(.13)	(.39)	16.79	19.15	29	.66		.51		1.53
12/31/2023	12.61	.23	1.92	2.15	(.21)	(.12)	(.33)	14.43	17.29	23	.66		.52		1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64	.66		.51		1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169	.67		.53		1.62
Class 2:
6/30/2026[4,5]	17.79	.13	1.16	1.29	(.06)	(1.65)	(1.71)	17.37	7.36 [6]	3,202	.66	[7]	.51	[7]	1.41	[7]
12/31/2025	16.53	.24	2.46	2.70	(.24)	(1.20)	(1.44)	17.79	17.21	3,148	.66		.51		1.41
12/31/2024	14.21	.24	2.47	2.71	(.26)	(.13)	(.39)	16.53	19.14	3,002	.66		.51		1.53
12/31/2023	12.46	.24	1.88	2.12	(.25)	(.12)	(.37)	14.21	17.29	2,899	.66		.52		1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775	.66		.51		1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426	.67		.56		1.54
Class 4:
6/30/2026[4,5]	17.55	.10	1.14	1.24	(.05)	(1.65)	(1.70)	17.09	7.19 [6]	2,608	.91	[7]	.76	[7]	1.16	[7]
12/31/2025	16.34	.20	2.42	2.62	(.21)	(1.20)	(1.41)	17.55	16.90	2,353	.91		.76		1.16
12/31/2024	14.06	.20	2.44	2.64	(.23)	(.13)	(.36)	16.34	18.85	1,766	.91		.76		1.28
12/31/2023	12.34	.20	1.86	2.06	(.22)	(.12)	(.34)	14.06	16.97	1,344	.91		.77		1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098	.91		.77		1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104	.92		.81		1.30

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	388

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
U.S. Small and Mid Cap Equity Fund
Class 1:
6/30/2026[4,5]	$11.21	$.04	$1.51	$1.55	$—	$—		$—	$12.76	13.83%[6]		$90		.54%[7]		.54%[7]		.76%[7]
12/31/2025	9.71	.10	1.45	1.55	(.05)	—	[8]	(.05)	11.21	15.95		88		.59		.54		.87
12/31/2024[4,10]	10.00	.01	(.29)	(.28)	(.01)	—		(.01)	9.71	(2.81)[6]		—	[11]	.59	[7]	.54	[7]	.72	[7]
Class 1A:
6/30/2026[4,5]	11.21	.04	1.51	1.55	—	—		—	12.76	13.83	[6,12]	—	[11]	.54	[7,12]	.54	[7,12]	.76	[7,12]
12/31/2025	9.71	.08	1.46	1.54	(.04)	—	[8]	(.04)	11.21	15.93	[12]	—	[11]	.68	[12]	.54	[12]	.74	[12]
12/31/2024[4,10]	10.00	.01	(.29)	(.28)	(.01)	—		(.01)	9.71	(2.81)[6,12]		—	[11]	.59	[7,12]	.54	[7,12]	.72	[7,12]
Class 2:
6/30/2026[4,5]	11.21	.04	1.51	1.55	—	—		—	12.76	13.83	[6,12]	—	[11]	.54	[7,12]	.54	[7,12]	.76	[7,12]
12/31/2025	9.71	.08	1.46	1.54	(.04)	—	[8]	(.04)	11.21	15.93	[12]	—	[11]	.68	[12]	.54	[12]	.74	[12]
12/31/2024[4,10]	10.00	.01	(.29)	(.28)	(.01)	—		(.01)	9.71	(2.81)[6,12]		—	[11]	.59	[7,12]	.54	[7,12]	.72	[7,12]
Class 4:
6/30/2026[4,5]	11.22	.02	1.49	1.51	—	—		—	12.73	13.46	[6]	21		1.08	[7]	1.08	[7]	.27	[7]
12/31/2025	9.71	.07	1.47	1.54	(.03)	—	[8]	(.03)	11.22	15.88		12		.77		.63		.64
12/31/2024[4,10]	10.00	.01	(.29)	(.28)	(.01)	—		(.01)	9.71	(2.82)[6,12]		15		.59	[7,12]	.55	[7,12]	.71	[7,12]

Refer to the end of the table(s) for footnote(s).

389	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
Capital World Growth and Income Fund
Class 1:
6/30/2026[4,5]	$18.44	$.16	$2.67	$2.83	$(.13)	$(1.72)	$(1.85)	$19.42	15.22%[6]	$632	.52%[7]		.42%[7]		1.63%[7]
12/31/2025	15.53	.29	3.51	3.80	(.28)	(.61)	(.89)	18.44	25.16	622	.52		.42		1.70
12/31/2024	13.85	.27	1.71	1.98	(.30)	—	(.30)	15.53	14.24	597	.52		.42		1.75
12/31/2023	11.67	.27	2.19	2.46	(.28)	—	(.28)	13.85	21.22	579	.52		.41		2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548	.57		.41		2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812	.63		.47		2.14
Class 1A:
6/30/2026[4,5]	18.31	.13	2.65	2.78	(.12)	(1.72)	(1.84)	19.25	15.07 [6]	13	.77	[7]	.67	[7]	1.38	[7]
12/31/2025	15.44	.24	3.48	3.72	(.24)	(.61)	(.85)	18.31	24.79	12	.77		.67		1.43
12/31/2024	13.77	.23	1.70	1.93	(.26)	—	(.26)	15.44	14.00	8	.77		.67		1.50
12/31/2023	11.61	.23	2.18	2.41	(.25)	—	(.25)	13.77	20.87	7	.77		.66		1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6	.82		.66		2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7	.88		.70		2.08
Class 2:
6/30/2026[4,5]	18.38	.13	2.66	2.79	(.12)	(1.72)	(1.84)	19.33	15.07 [6]	1,144	.77	[7]	.67	[7]	1.38	[7]
12/31/2025	15.49	.24	3.50	3.74	(.24)	(.61)	(.85)	18.38	24.80	1,090	.77		.67		1.45
12/31/2024	13.81	.23	1.71	1.94	(.26)	—	(.26)	15.49	14.00	1,015	.77		.67		1.51
12/31/2023	11.64	.23	2.18	2.41	(.24)	—	(.24)	13.81	20.88	1,040	.77		.66		1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983	.82		.66		2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340	.88		.73		1.85
Class 4:
6/30/2026[4,5]	17.85	.11	2.58	2.69	(.11)	(1.72)	(1.83)	18.71	14.97 [6]	417	1.02	[7]	.92	[7]	1.14	[7]
12/31/2025	15.08	.19	3.40	3.59	(.21)	(.61)	(.82)	17.85	24.46	363	1.02		.92		1.18
12/31/2024	13.46	.18	1.67	1.85	(.23)	—	(.23)	15.08	13.70	268	1.02		.92		1.25
12/31/2023	11.35	.19	2.14	2.33	(.22)	—	(.22)	13.46	20.65	235	1.02		.91		1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07		.91		1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13		.97		1.65

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	390

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Growth-Income Fund
Class 1:
6/30/2026[4,5]	$67.73	$.36	$7.03	$7.39	$(.28)	$(5.03)	$(5.31)	$69.81	10.92%[6]	$27,023	.28%[7]		1.04%[7]
12/31/2025	69.59	.78	10.25	11.03	(.76)	(12.13)	(12.89)	67.73	18.37	25,780	.28		1.17
12/31/2024	59.26	.84	13.33	14.17	(.89)	(2.95)	(3.84)	69.59	24.55	24,476	.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88)	(2.89)	(3.77)	59.26	26.47	22,319	.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692	.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28
Class 1A:
6/30/2026[4,5]	67.11	.30	6.94	7.24	(.27)	(5.03)	(5.30)	69.05	10.79 [6]	204	.53	[7]	.87	[7]
12/31/2025	69.10	.61	10.14	10.75	(.61)	(12.13)	(12.74)	67.11	18.06	54	.53		.92
12/31/2024	58.88	.67	13.24	13.91	(.74)	(2.95)	(3.69)	69.10	24.25	44	.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75)	(2.89)	(3.64)	58.88	26.12	35	.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28	.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
Class 2:
6/30/2026[4,5]	66.28	.27	6.88	7.15	(.25)	(5.03)	(5.28)	68.15	10.78 [6]	14,875	.53	[7]	.79	[7]
12/31/2025	68.38	.60	10.03	10.63	(.60)	(12.13)	(12.73)	66.28	18.06	14,357	.53		.92
12/31/2024	58.30	.66	13.10	13.76	(.73)	(2.95)	(3.68)	68.38	24.23	13,882	.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74)	(2.89)	(3.63)	58.30	26.14	12,894	.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508	.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
Class 3:
6/30/2026[4,5]	67.91	.30	7.06	7.36	(.26)	(5.03)	(5.29)	69.98	10.83 [6]	165	.46	[7]	.86	[7]
12/31/2025	69.76	.66	10.26	10.92	(.64)	(12.13)	(12.77)	67.91	18.13	163	.46		.99
12/31/2024	59.40	.72	13.36	14.08	(.77)	(2.95)	(3.72)	69.76	24.32	155	.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78)	(2.89)	(3.67)	59.40	26.23	142	.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125	.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
Class 4:
6/30/2026[4,5]	64.77	.18	6.72	6.90	(.23)	(5.03)	(5.26)	66.41	10.63 [6]	3,677	.78	[7]	.54	[7]
12/31/2025	67.14	.43	9.80	10.23	(.47)	(12.13)	(12.60)	64.77	17.77	3,273	.78		.67
12/31/2024	57.34	.49	12.86	13.35	(.60)	(2.95)	(3.55)	67.14	23.93	2,698	.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63)	(2.89)	(3.52)	57.34	25.82	2,062	.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630	.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79

Refer to the end of the table(s) for footnote(s).

391	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
International Growth and Income Fund
Class 1:
6/30/2026[4,5]	$13.49	$.20	$1.48	$1.68	$(.10)	$—	$(.10)	$15.07	12.45%[6]	$34	.55%[7]		.55%[7]		2.84%[7]
12/31/2025	10.19	.33	3.31	3.64	(.34)	—	(.34)	13.49	35.83	35	.57		.57		2.68
12/31/2024	10.10	.28	.10	.38	(.29)	—	(.29)	10.19	3.64	17	.57		.57		2.62
12/31/2023	8.94	.27	1.15	1.42	(.26)	—	(.26)	10.10	16.08	15	.56		.55		2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13	.64		.54		3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30	.67		.67		2.70
Class 1A:
6/30/2026[4,5]	13.09	.18	1.43	1.61	(.09)	—	(.09)	14.61	12.32 [6]	9	.79	[7]	.79	[7]	2.54	[7]
12/31/2025	9.91	.28	3.21	3.49	(.31)	—	(.31)	13.09	35.35	9	.81		.81		2.40
12/31/2024	9.83	.24	.10	.34	(.26)	—	(.26)	9.91	3.39	6	.82		.82		2.34
12/31/2023	8.70	.24	1.13	1.37	(.24)	—	(.24)	9.83	15.92	6	.81		.80		2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5	.88		.79		3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6	.94		.92		2.50
Class 2:
6/30/2026[4,5]	13.10	.18	1.43	1.61	(.09)	—	(.09)	14.62	12.32 [6]	176	.80	[7]	.80	[7]	2.51	[7]
12/31/2025	9.91	.28	3.22	3.50	(.31)	—	(.31)	13.10	35.41	172	.81		.81		2.44
12/31/2024	9.82	.25	.10	.35	(.26)	—	(.26)	9.91	3.48	150	.82		.82		2.40
12/31/2023	8.70	.24	1.12	1.36	(.24)	—	(.24)	9.82	15.76	165	.81		.80		2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162	.88		.78		3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211	.93		.92		2.44
Class 4:
6/30/2026[4,5]	12.87	.16	1.40	1.56	(.09)	—	(.09)	14.34	12.12 [6]	234	1.05	[7]	1.05	[7]	2.33	[7]
12/31/2025	9.74	.25	3.16	3.41	(.28)	—	(.28)	12.87	35.09	189	1.06		1.06		2.18
12/31/2024	9.67	.22	.09	.31	(.24)	—	(.24)	9.74	3.11	150	1.07		1.07		2.13
12/31/2023	8.56	.21	1.12	1.33	(.22)	—	(.22)	9.67	15.66	143	1.06		1.05		2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13		1.04		3.01
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18		1.17		2.21

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	392

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
Capital Income Builder
Class 1:
6/30/2026[4,5]	$14.49	$.25	$.92	$1.17	$(.17)	$(.52)	$(.69)	$14.97	8.05%[6]	$890	.40%[7]		.27%[7]		3.30%[7]
12/31/2025	12.39	.45	2.09	2.54	(.44)	—	(.44)	14.49	20.69	841	.40		.27		3.29
12/31/2024	11.63	.42	.79	1.21	(.45)	—	(.45)	12.39	10.45	709	.40		.27		3.44
12/31/2023	10.99	.41	.59	1.00	(.36)	—	(.36)	11.63	9.28	660	.40		.26		3.68
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	—	(.34)	10.99	(6.90)	586	.44		.26		3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563	.53		.27		3.19
Class 1A:
6/30/2026[4,5]	14.48	.23	.91	1.14	(.15)	(.52)	(.67)	14.95	7.85 [6]	16	.65	[7]	.52	[7]	3.06	[7]
12/31/2025	12.38	.41	2.10	2.51	(.41)	—	(.41)	14.48	20.42	15	.65		.52		3.04
12/31/2024	11.62	.39	.79	1.18	(.42)	—	(.42)	12.38	10.19	13	.65		.52		3.17
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	10	.65		.51		3.42
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	—	(.32)	10.98	(7.06)	10	.69		.52		3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10	.78		.52		2.94
Class 2:
6/30/2026[4,5]	14.48	.23	.91	1.14	(.15)	(.52)	(.67)	14.95	7.85 [6]	25	.65	[7]	.52	[7]	3.06	[7]
12/31/2025	12.38	.41	2.10	2.51	(.41)	—	(.41)	14.48	20.41	23	.65		.52		3.04
12/31/2024	11.62	.39	.79	1.18	(.42)	—	(.42)	12.38	10.19	18	.65		.52		3.18
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	15	.65		.51		3.43
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	—	(.32)	10.98	(7.13)	13	.69		.51		3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13	.78		.52		2.93
Class 4:
6/30/2026[4,5]	14.46	.21	.91	1.12	(.13)	(.52)	(.65)	14.93	7.73 [6]	839	.90	[7]	.77	[7]	2.81	[7]
12/31/2025	12.36	.38	2.09	2.47	(.37)	—	(.37)	14.46	20.16	781	.90		.77		2.79
12/31/2024	11.60	.36	.79	1.15	(.39)	—	(.39)	12.36	9.93	629	.90		.77		2.93
12/31/2023	10.96	.35	.59	.94	(.30)	—	(.30)	11.60	8.75	566	.90		.76		3.18
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	—	(.29)	10.96	(7.37)	530	.94		.76		2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03		.77		2.69

Refer to the end of the table(s) for footnote(s).

393	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Asset Allocation Fund
Class 1:
6/30/2026[4,5]	$27.51	$.29	$1.98	$2.27	$(.12)	$(3.04)	$(3.16)	$26.62	8.29%[6]	$16,216	.30%[7]		2.08%[7]
12/31/2025	26.04	.59	3.39	3.98	(.60)	(1.91)	(2.51)	27.51	16.16	15,919	.30		2.24
12/31/2024	23.86	.60	3.29	3.89	(.61)	(1.10)	(1.71)	26.04	16.73	16,023	.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56)	(.89)	(1.45)	23.86	14.55	15,555	.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138	.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71
Class 1A:
6/30/2026[4,5]	27.31	.25	1.97	2.22	(.11)	(3.04)	(3.15)	26.38	8.16 [6]	63	.55	[7]	1.84	[7]
12/31/2025	25.88	.52	3.36	3.88	(.54)	(1.91)	(2.45)	27.31	15.86	56	.55		1.98
12/31/2024	23.74	.54	3.26	3.80	(.56)	(1.10)	(1.66)	25.88	16.41	42	.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51)	(.89)	(1.40)	23.74	14.32	32	.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27	.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
Class 2:
6/30/2026[4,5]	27.05	.25	1.94	2.19	(.11)	(3.04)	(3.15)	26.09	8.12 [6]	4,443	.55	[7]	1.83	[7]
12/31/2025	25.65	.52	3.32	3.84	(.53)	(1.91)	(2.44)	27.05	15.85	4,401	.55		1.99
12/31/2024	23.53	.53	3.24	3.77	(.55)	(1.10)	(1.65)	25.65	16.44	4,340	.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51)	(.89)	(1.40)	23.53	14.27	4,261	.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228	.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
Class 3:
6/30/2026[4,5]	27.55	.26	1.98	2.24	(.11)	(3.04)	(3.15)	26.64	8.17 [6]	37	.48	[7]	1.90	[7]
12/31/2025	26.08	.55	3.38	3.93	(.55)	(1.91)	(2.46)	27.55	15.94	35	.48		2.06
12/31/2024	23.90	.56	3.29	3.85	(.57)	(1.10)	(1.67)	26.08	16.52	32	.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52)	(.89)	(1.41)	23.90	14.37	30	.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28	.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
Class 4:
6/30/2026[4,5]	26.77	.21	1.93	2.14	(.10)	(3.04)	(3.14)	25.77	8.01 [6]	7,576	.80	[7]	1.58	[7]
12/31/2025	25.41	.45	3.29	3.74	(.47)	(1.91)	(2.38)	26.77	15.59	7,264	.80		1.74
12/31/2024	23.34	.46	3.20	3.66	(.49)	(1.10)	(1.59)	25.41	16.11	6,649	.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45)	(.89)	(1.34)	23.34	14.02	5,807	.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380	.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	394

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
American Funds Global Balanced Fund
Class 1:
6/30/2026[4,5]	$14.41	$.19	$.70	$.89	$(.05)	$(.87)	$(.92)	$14.38	6.12%[6]	$97	.51%[7]		.49%[7]		2.60%[7]
12/31/2025	12.96	.36	1.84	2.20	(.22)	(.53)	(.75)	14.41	17.42	97	.52		.51		2.63
12/31/2024	12.37	.34	.52	.86	(.27)	—	(.27)	12.96	6.90	95	.52		.51		2.63
12/31/2023	12.55	.33	1.29	1.62	(.23)	(1.57)	(1.80)	12.37	14.05	98	.53		.52		2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07)	(.07)	12.55	(14.33)	96	.59		.58		1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120	.73		.73		1.24
Class 1A:
6/30/2026[4,5]	14.31	.17	.69	.86	(.05)	(.87)	(.92)	14.25	5.91 [6]	5	.76	[7]	.74	[7]	2.35	[7]
12/31/2025	12.87	.32	1.84	2.16	(.19)	(.53)	(.72)	14.31	17.21	4	.78		.76		2.36
12/31/2024	12.30	.30	.51	.81	(.24)	—	(.24)	12.87	6.57	4	.78		.77		2.35
12/31/2023	12.49	.29	1.30	1.59	(.21)	(1.57)	(1.78)	12.30	13.77	3	.78		.77		2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	3	.84		.84		1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4	.98		.98		1.02
Class 2:
6/30/2026[4,5]	14.33	.17	.70	.87	(.05)	(.87)	(.92)	14.28	5.97 [6]	148	.76	[7]	.74	[7]	2.35	[7]
12/31/2025	12.89	.32	1.84	2.16	(.19)	(.53)	(.72)	14.33	17.14	147	.77		.76		2.38
12/31/2024	12.31	.31	.50	.81	(.23)	—	(.23)	12.89	6.58	149	.77		.76		2.38
12/31/2023	12.49	.30	1.29	1.59	(.20)	(1.57)	(1.77)	12.31	13.83	160	.78		.77		2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	158	.84		.83		1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208	.98		.98		1.01
Class 4:
6/30/2026[4,5]	14.06	.15	.67	.82	(.04)	(.87)	(.91)	13.97	5.77 [6]	221	1.01	[7]	.99	[7]	2.12	[7]
12/31/2025	12.66	.28	1.82	2.10	(.17)	(.53)	(.70)	14.06	16.96	202	1.03		1.01		2.10
12/31/2024	12.10	.27	.50	.77	(.21)	—	(.21)	12.66	6.32	144	1.02		1.01		2.12
12/31/2023	12.32	.26	1.27	1.53	(.18)	(1.57)	(1.75)	12.10	13.45	128	1.03		1.02		2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07)	(.07)	12.32	(14.73)	111	1.09		1.08		1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23		1.23		.77

Refer to the end of the table(s) for footnote(s).

395	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
The Bond Fund of America
Class 1:
6/30/2026[4,5]	$9.52	$.21	$(.16)	$.05	$(.07)	$—	$(.07)	$9.50	.55%[6]	$6,729	.39%[7]		.23%[7]		4.47%[7]
12/31/2025	9.27	.43	.25	.68	(.43)	—	(.43)	9.52	7.40	6,909	.39		.24		4.54
12/31/2024	9.54	.44	(.29)	.15	(.42)	—	(.42)	9.27	1.50	6,992	.39		.24		4.60
12/31/2023	9.41	.39	.09	.48	(.35)	—	(.35)	9.54	5.21	6,908	.39		.20		4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370	.39		.20		3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
Class 1A:
6/30/2026[4,5]	9.45	.20	(.16)	.04	(.07)	—	(.07)	9.42	.41 [6]	337	.64	[7]	.48	[7]	4.22	[7]
12/31/2025	9.20	.41	.25	.66	(.41)	—	(.41)	9.45	7.24	297	.64		.49		4.28
12/31/2024	9.47	.41	(.29)	.12	(.39)	—	(.39)	9.20	1.23	221	.64		.49		4.35
12/31/2023	9.35	.37	.08	.45	(.33)	—	(.33)	9.47	4.89	258	.64		.45		3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220	.64		.45		3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
Class 2:
6/30/2026[4,5]	9.37	.20	(.16)	.04	(.07)	—	(.07)	9.34	.41 [6]	2,615	.64	[7]	.48	[7]	4.22	[7]
12/31/2025	9.12	.40	.26	.66	(.41)	—	(.41)	9.37	7.26	2,724	.64		.49		4.29
12/31/2024	9.40	.41	(.30)	.11	(.39)	—	(.39)	9.12	1.16	2,766	.64		.49		4.35
12/31/2023	9.27	.36	.10	.46	(.33)	—	(.33)	9.40	5.02	2,879	.64		.45		3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844	.64		.45		2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
Class 4:
6/30/2026[4,5]	9.31	.18	(.16)	.02	(.06)	—	(.06)	9.27	.27 [6]	1,517	.89	[7]	.73	[7]	3.97	[7]
12/31/2025	9.07	.38	.25	.63	(.39)	—	(.39)	9.31	6.98	1,426	.89		.74		4.04
12/31/2024	9.35	.38	(.29)	.09	(.37)	—	(.37)	9.07	.98	1,188	.89		.74		4.10
12/31/2023	9.23	.34	.09	.43	(.31)	—	(.31)	9.35	4.72	963	.89		.70		3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787	.89		.70		2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	396

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
Capital World Bond Fund
Class 1:
6/30/2026[4,5]	$10.22	$.21	$(.30)	$(.09)	$(.10)	$—	$(.10)	$10.03	(.89)%[6]	$298	.49%[7]		.49%[7]		4.14%[7]
12/31/2025	9.63	.41	.51	.92	(.33)	—	(.33)	10.22	9.55	611	.48		.48		4.07
12/31/2024	10.16	.42	(.70)	(.28)	(.25)	—	(.25)	9.63	(2.76)	588	.48		.48		4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665	.48		.48		3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663	.51		.48		2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988	.60		.50		2.06
Class 1A:
6/30/2026[4,5]	10.13	.20	(.31)	(.11)	(.10)	—	(.10)	9.92	(1.13)[6]	33	.74	[7]	.74	[7]	4.01	[7]
12/31/2025	9.54	.39	.50	.89	(.30)	—	(.30)	10.13	9.31	30	.73		.73		3.84
12/31/2024	10.08	.40	(.69)	(.29)	(.25)	—	(.25)	9.54	(2.97)	39	.74		.74		4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1	.73		.73		3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1	.76		.73		2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1	.85		.75		1.85
Class 2:
6/30/2026[4,5]	10.10	.20	(.30)	(.10)	(.10)	—	(.10)	9.90	(1.14)[6]	728	.74	[7]	.74	[7]	3.99	[7]
12/31/2025	9.52	.38	.50	.88	(.30)	—	(.30)	10.10	9.39	758	.73		.73		3.82
12/31/2024	10.03	.39	(.69)	(.30)	(.21)	—	(.21)	9.52	(3.04)	761	.73		.73		3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817	.73		.73		3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765	.76		.73		2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030	.85		.75		1.82
Class 4:
6/30/2026[4,5]	9.93	.18	(.30)	(.12)	(.09)	—	(.09)	9.72	(1.19)[6]	84	.99	[7]	.99	[7]	3.75	[7]
12/31/2025	9.37	.35	.49	.84	(.28)	—	(.28)	9.93	9.03	81	.98		.98		3.56
12/31/2024	9.88	.36	(.68)	(.32)	(.19)	—	(.19)	9.37	(3.32)	60	.98		.98		3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57	.98		.98		2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01		.98		1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10		1.00		1.57

Refer to the end of the table(s) for footnote(s).

397	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3]		Ratio of expenses to average net assets after waivers/ reimbursements[2,3]		Ratio of net income (loss) to average net assets[2]
American High-Income Trust
Class 1:
6/30/2026[4,5]	$9.33	$.32	$(.11)	$.21	$(.14)	$—	$(.14)	$9.40	2.32%[6]	$75	.46%[7]		.35%[7]		6.77%[7]
12/31/2025	9.19	.64	.13	.77	(.63)	—	(.63)	9.33	8.52	255	.45		.33		6.81
12/31/2024	8.94	.65	.24	.89	(.64)	—	(.64)	9.19	9.92	229	.45		.32		6.96
12/31/2023	8.53	.63	.43	1.06	(.65)	—	(.65)	8.94	12.69	223	.45		.31		7.10
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	—	(.75)	8.53	(9.01)	224	.47		.32		5.95
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278	.53		.37		4.95
Class 1A:
6/30/2026[4,5]	9.27	.31	(.11)	.20	(.14)	—	(.14)	9.33	2.33 [6]	13	.69	[7]	.59	[7]	6.58	[7]
12/31/2025	9.15	.61	.13	.74	(.62)	—	(.62)	9.27	8.19	8	.70		.58		6.50
12/31/2024	8.90	.62	.25	.87	(.62)	—	(.62)	9.15	9.73	3	.70		.57		6.71
12/31/2023	8.51	.61	.41	1.02	(.63)	—	(.63)	8.90	12.40	3	.70		.56		6.90
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	—	(.72)	8.51	(9.29)	1	.72		.57		5.70
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1	.78		.64		4.75
Class 2:
6/30/2026[4,5]	9.08	.30	(.11)	.19	(.13)	—	(.13)	9.14	2.24 [6]	517	.69	[7]	.59	[7]	6.58	[7]
12/31/2025	8.96	.60	.13	.73	(.61)	—	(.61)	9.08	8.24	533	.70		.58		6.57
12/31/2024	8.73	.61	.23	.84	(.61)	—	(.61)	8.96	9.67	536	.70		.57		6.70
12/31/2023	8.35	.59	.41	1.00	(.62)	—	(.62)	8.73	12.45	533	.70		.56		6.85
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	—	(.72)	8.35	(9.26)	521	.72		.57		5.68
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673	.78		.65		4.80
Class 3:
6/30/2026[4,5]	9.39	.31	(.11)	.20	(.13)	—	(.13)	9.46	2.28 [6]	7	.62	[7]	.52	[7]	6.64	[7]
12/31/2025	9.25	.63	.13	.76	(.62)	—	(.62)	9.39	8.26	8	.63		.51		6.64
12/31/2024	8.99	.63	.25	.88	(.62)	—	(.62)	9.25	9.79	8	.63		.50		6.77
12/31/2023	8.58	.61	.43	1.04	(.63)	—	(.63)	8.99	12.54	8	.63		.49		6.91
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	—	(.73)	8.58	(9.25)	9	.65		.50		5.76
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10	.71		.58		4.86
Class 4:
6/30/2026[4,5]	10.27	.33	(.12)	.21	(.13)	—	(.13)	10.35	2.14 [6]	282	.94	[7]	.84	[7]	6.33	[7]
12/31/2025	10.07	.65	.14	.79	(.59)	—	(.59)	10.27	7.93	235	.95		.83		6.29
12/31/2024	9.75	.65	.27	.92	(.60)	—	(.60)	10.07	9.39	156	.95		.82		6.45
12/31/2023	9.26	.63	.46	1.09	(.60)	—	(.60)	9.75	12.18	107	.95		.81		6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	—	(.70)	9.26	(9.53)	77	.97		.82		5.44
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90	1.03		.89		4.52

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	398

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[2]		Ratio of net income (loss) to average net assets[2]
American Funds Mortgage Fund
Class 1:
6/30/2026[4,5]	$9.46	$.21	$(.19)	$.02	$(.08)	$—	$(.08)	$9.40	.27%[6]	$2	.36%[7]		.29%[7]		4.45%[7]
12/31/2025	9.08	.46	.34	.80	(.42)	—	(.42)	9.46	8.92	19	.39		.32		4.84
12/31/2024	9.44	.47	(.38)	.09	(.45)	—	(.45)	9.08	.93	17	.39		.31		5.04
12/31/2023	9.45	.45	(.08)	.37	(.38)	—	(.38)	9.44	4.03	17	.41		.29		4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	—	(.15)	9.45	(9.76)	1	.45		.25		.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231	.49		.29		.58
Class 1A:
6/30/2026[4,5]	9.32	.19	(.17)	.02	(.09)	—	(.09)	9.25	.18 [6]	3	.62	[7]	.54	[7]	4.18	[7]
12/31/2025	8.96	.43	.33	.76	(.40)	—	(.40)	9.32	8.57	3	.64		.57		4.59
12/31/2024	9.32	.44	(.37)	.07	(.43)	—	(.43)	8.96	.74	3	.64		.56		4.78
12/31/2023	9.34	.41	(.07)	.34	(.36)	—	(.36)	9.32	3.72	2	.65		.53		4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	—	(.20)	9.34	(10.03)	2	.69		.54		1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2	.74		.54		.33
Class 2:
6/30/2026[4,5]	9.35	.19	(.17)	.02	(.09)	—	(.09)	9.28	.18 [6]	39	.62	[7]	.54	[7]	4.18	[7]
12/31/2025	8.98	.43	.34	.77	(.40)	—	(.40)	9.35	8.63	41	.64		.56		4.60
12/31/2024	9.34	.45	(.38)	.07	(.43)	—	(.43)	8.98	.68	42	.64		.56		4.79
12/31/2023	9.36	.41	(.07)	.34	(.36)	—	(.36)	9.34	3.68	44	.64		.52		4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	—	(.20)	9.36	(9.94)	46	.69		.54		1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58	.74		.54		.33
Class 4:
6/30/2026[4,5]	9.21	.18	(.18)	— [8]	(.08)	—	(.08)	9.13	.14 [6]	62	.87	[7]	.79	[7]	3.93	[7]
12/31/2025	8.86	.40	.33	.73	(.38)	—	(.38)	9.21	8.32	63	.89		.82		4.33
12/31/2024	9.23	.42	(.38)	.04	(.41)	—	(.41)	8.86	.35	49	.89		.82		4.53
12/31/2023	9.25	.38	(.06)	.32	(.34)	—	(.34)	9.23	3.51	45	.90		.78		4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	—	(.18)	9.25	(10.16)	40	.94		.79		1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43	.99		.79		.08

Refer to the end of the table(s) for footnote(s).

399	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
6/30/2026[4,5]	$11.28	$.20	$(.01)		$.19	$(.08)	$—	$(.08)	$11.39	1.66%[6]	$38		.30%[7]		3.48%[7]
12/31/2025	11.31	.46	.01		.47	(.50)	—	(.50)	11.28	4.15	36		.31		4.01
12/31/2024	11.35	.58	(.01)		.57	(.61)	—	(.61)	11.31	5.08	39		.30		4.98
12/31/2023	11.35	.55	.01		.56	(.56)	—	(.56)	11.35	4.94	40		.30		4.81
12/31/2022	11.27	.17	(.01)		.16	(.08)	—	(.08)	11.35	1.42	51		.32		1.48
12/31/2021	11.31	(.03)	(.01)		(.04)	—	—	—	11.27	(.35)	37		.37		(.28)
Class 1A:
6/30/2026[4,5]	11.28	.18	.01		.19	(.03)	—	(.03)	11.44	1.65 [6,12]	—	[11]	.50	[7,12]	3.29 [7,12]
12/31/2025	11.31	.43	.01		.44	(.47)	—	(.47)	11.28	3.92	—	[11]	.53		3.78
12/31/2024	11.35	.55	—	[8]	.55	(.59)	—	(.59)	11.31	4.86	—	[11]	.53		4.74
12/31/2023	11.35	.54	—		.54	(.54)	—	(.54)	11.35	4.79	—	[11]	.53		4.69
12/31/2022	11.28	.16	(.01)		.15	(.08)	—	(.08)	11.35	1.32	—	[11]	.31		1.40
12/31/2021	11.31	(.03)	—	[8]	(.03)	—	—	—	11.28	(.27)	—	[11]	.36		(.28)
Class 2:
6/30/2026[4,5]	10.88	.18	(.01)		.17	(.07)	—	(.07)	10.98	1.59 [6]	204		.55	[7]	3.22 [7]
12/31/2025	10.93	.42	—	[8]	.42	(.47)	—	(.47)	10.88	3.83	215		.56		3.77
12/31/2024	10.98	.53	—	[8]	.53	(.58)	—	(.58)	10.93	4.89	245		.55		4.73
12/31/2023	11.00	.51	—	[8]	.51	(.53)	—	(.53)	10.98	4.64	273		.55		4.56
12/31/2022	10.93	.13	—	[8]	.13	(.06)	—	(.06)	11.00	1.17	297		.57		1.23
12/31/2021	10.99	(.06)	—	[8]	(.06)	—	—	—	10.93	(.55)	245		.62		(.53)
Class 3:
6/30/2026[4,5]	11.03	.18	—	[8]	.18	(.07)	—	(.07)	11.14	1.67 [6]	4		.48	[7]	3.29 [7]
12/31/2025	11.08	.43	—	[8]	.43	(.48)	—	(.48)	11.03	3.86	4		.49		3.84
12/31/2024	11.13	.54	—	[8]	.54	(.59)	—	(.59)	11.08	4.91	4		.48		4.79
12/31/2023	11.14	.52	.01		.53	(.54)	—	(.54)	11.13	4.75	4		.48		4.64
12/31/2022	11.07	.13	—	[8]	.13	(.06)	—	(.06)	11.14	1.19	4		.50		1.19
12/31/2021	11.12	(.05)	—	[8]	(.05)	—	—	—	11.07	(.45)	5		.55		(.46)
Class 4:
6/30/2026[4,5]	10.96	.16	—	[8]	.16	(.07)	—	(.07)	11.05	1.45 [6]	51		.80	[7]	2.97 [7]
12/31/2025	11.00	.39	—	[8]	.39	(.43)	—	(.43)	10.96	3.59	53		.81		3.52
12/31/2024	11.05	.50	.01		.51	(.56)	—	(.56)	11.00	4.62	51		.80		4.47
12/31/2023	11.05	.48	.01		.49	(.49)	—	(.49)	11.05	4.44	56		.80		4.28
12/31/2022	11.00	.12	(.03)		.09	(.04)	—	(.04)	11.05	.83	80		.82		1.05
12/31/2021	11.08	(.09)	.01		(.08)	—	—	—	11.00	(.72)	46		.87		(.79)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	400

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[2]		Ratio of net income (loss) to average net assets[2]
U.S. Government Securities Fund
Class 1:
6/30/2026[4,5]	$9.90	$.21	$(.21)	$— [8]	$(.08)	$—	$(.08)	$9.82	(.03)%[6]	$268	.33%[7]		.25%[7]		4.26%[7]
12/31/2025	9.59	.43	.33	.76	(.45)	—	(.45)	9.90	8.01	261	.33		.26		4.35
12/31/2024	9.91	.45	(.35)	.10	(.42)	—	(.42)	9.59	.99	268	.33		.27		4.53
12/31/2023	9.99	.40	(.09)	.31	(.39)	—	(.39)	9.91	3.21	257	.33		.21		4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	—	(.44)	9.99	(10.75)	242	.36		.22		2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522	.39		.29		1.50
Class 1A:
6/30/2026[4,5]	9.84	.20	(.22)	(.02)	(.07)	—	(.07)	9.75	(.17)[6]	314	.58	[7]	.50	[7]	4.02	[7]
12/31/2025	9.53	.41	.33	.74	(.43)	—	(.43)	9.84	7.80	300	.58		.51		4.10
12/31/2024	9.87	.42	(.35)	.07	(.41)	—	(.41)	9.53	.70	286	.58		.51		4.23
12/31/2023	9.96	.38	(.10)	.28	(.37)	—	(.37)	9.87	2.88	5	.58		.46		3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	—	(.41)	9.96	(10.93)	4	.60		.47		2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5	.64		.53		1.28
Class 2:
6/30/2026[4,5]	9.76	.19	(.21)	(.02)	(.07)	—	(.07)	9.67	(.18)[6]	1,024	.58	[7]	.50	[7]	4.01	[7]
12/31/2025	9.46	.40	.33	.73	(.43)	—	(.43)	9.76	7.75	1,056	.58		.51		4.10
12/31/2024	9.78	.42	(.34)	.08	(.40)	—	(.40)	9.46	.75	1,051	.58		.52		4.28
12/31/2023	9.87	.37	(.09)	.28	(.37)	—	(.37)	9.78	2.89	1,073	.58		.46		3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	—	(.41)	9.87	(10.95)	1,059	.61		.47		2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391	.64		.54		1.24
Class 3:
6/30/2026[4,5]	9.93	.20	(.21)	(.01)	(.07)	—	(.07)	9.85	(.06)[6]	5	.51	[7]	.43	[7]	4.08	[7]
12/31/2025	9.62	.42	.32	.74	(.43)	—	(.43)	9.93	7.78	5	.51		.44		4.17
12/31/2024	9.94	.43	(.35)	.08	(.40)	—	(.40)	9.62	.79	5	.51		.44		4.35
12/31/2023	10.02	.39	(.10)	.29	(.37)	—	(.37)	9.94	3.00	6	.51		.39		3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	—	(.41)	10.02	(10.90)	6	.54		.40		2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9	.57		.47		1.31
Class 4:
6/30/2026[4,5]	9.74	.18	(.21)	(.03)	(.07)	—	(.07)	9.64	(.31)[6]	270	.83	[7]	.75	[7]	3.77	[7]
12/31/2025	9.44	.38	.33	.71	(.41)	—	(.41)	9.74	7.54	255	.83		.76		3.85
12/31/2024	9.77	.39	(.34)	.05	(.38)	—	(.38)	9.44	.44	210	.83		.77		4.02
12/31/2023	9.86	.35	(.10)	.25	(.34)	—	(.34)	9.77	2.62	183	.83		.71		3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	—	(.38)	9.86	(11.19)	190	.85		.72		2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238	.89		.79		.98

Refer to the end of the table(s) for footnote(s).

401	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[13]	Ratio of expenses to average net assets after waivers/ reimbursements[2,13]		Net effective expenseratio[2,5,14]		Ratio of net income (loss) to average net assets[2]
Managed Risk Growth Fund
Class P1:
6/30/2026[4,5]	$14.26	$.01	$.65	$.66	$(.06)	$(.91)	$(.97)	$13.95	4.62%[6]	$14	.37%[7]	.37%[7]		.69%[7]		.11%[7]
12/31/2025	13.35	.06	1.67	1.73	(.25)	(.57)	(.82)	14.26	13.63	14	.38	.36		.67		.47
12/31/2024	10.86	.10	2.48	2.58	(.09)	—	(.09)	13.35	23.82	14	.42	.37		.69		.81
12/31/2023	11.37	.08	2.28	2.36	(.08)	(2.79)	(2.87)	10.86	23.77	13	.42	.37		.70		.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9	.41	.36		.68		.47
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13	.41	.36		.69		.19
Class P2:
6/30/2026[4,5]	14.12	(.01)	.64	.63	(.05)	(.91)	(.96)	13.79	4.48 [6]	478	.637	.63	[7]	.95	[7]	(.14)[7]
12/31/2025	13.19	.03	1.66	1.69	(.19)	(.57)	(.76)	14.12	13.41	491	.63	.62		.93		.21
12/31/2024	10.73	.06	2.46	2.52	(.06)	—	(.06)	13.19	23.50	513	.67	.62		.94		.52
12/31/2023	11.28	.05	2.26	2.31	(.07)	(2.79)	(2.86)	10.73	23.50	495	.67	.62		.95		.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445	.67	.62		.94		.20
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584	.67	.62		.95		(.07)
Managed Risk EUPAC Fund
Class P1:
6/30/2026[4,5]	$9.34	$.18	$.96	$1.14	$(.16)	$—	$(.16)	$10.32	12.18%[6]	$2	.43%[7]	.39%[7]		.87%[7]		3.68%[7]
12/31/2025	8.23	.14	1.10	1.24	(.13)	—	(.13)	9.34	15.33	2	.41	.36		.83		1.58
12/31/2024	8.36	.13	(.12)	.01	(.14)	—	(.14)	8.23	(.05)	2	.46	.37		.84		1.50
12/31/2023	8.61	.13	.41	.54	(.15)	(.64)	(.79)	8.36	6.36	2	.46	.36		.84		1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34)	—	(.34)	8.61	(15.27)	2	.44	.37		.85		1.70
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)	2	.44	.36		.86		2.12
Class P2:
6/30/2026[4,5]	9.29	.17	.95	1.12	(.13)	—	(.13)	10.28	12.04 [6]	109	.70 [7]	.66	[7]	1.14	[7]	3.41 [7]
12/31/2025	8.18	.10	1.12	1.22	(.11)	—	(.11)	9.29	15.09	111	.68	.63		1.10		1.23
12/31/2024	8.32	.10	(.13)	(.03)	(.11)	—	(.11)	8.18	(.45)	112	.72	.63		1.10		1.19
12/31/2023	8.58	.10	.42	.52	(.14)	(.64)	(.78)	8.32	6.22	122	.73	.63		1.11		1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28)	—	(.28)	8.58	(15.54)	124	.70	.63		1.11		1.36
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160	.71	.63		1.13		1.79
Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2026[4,5]	$12.77	$.03	$.62	$.65	$(.19)	$—	$(.19)	$13.23	5.11%[6]	$3	.37%[7]	.37%[7]		.63%[7]		.54%[7]
12/31/2025	11.76	.20	1.07	1.27	(.26)	—	(.26)	12.77	10.95	3	.37	.36		.61		1.64
12/31/2024	10.50	.20	1.28	1.48	(.22)	—	(.22)	11.76	14.20	3	.41	.36		.61		1.80
12/31/2023	11.24	.20	.79	.99	(.24)	(1.49)	(1.73)	10.50	10.04	3	.42	.37		.63		1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56)	—	(.56)	11.24	(8.92)	3	.41	.36		.60		1.96
12/31/2021	11.24	.16	1.79	1.95	(.24)	—	(.24)	12.95	17.46	2	.41	.36		.66		1.33
Class P2:
6/30/2026[4,5]	12.69	.02	.60	.62	(.18)	—	(.18)	13.13	4.94 [6]	301	.64 [7]	.64	[7]	.90	[7]	.26 [7]
12/31/2025	11.69	.16	1.07	1.23	(.23)	—	(.23)	12.69	10.65	312	.64	.63		.88		1.34
12/31/2024	10.43	.17	1.28	1.45	(.19)	—	(.19)	11.69	13.99	319	.68	.63		.88		1.51
12/31/2023	11.18	.18	.77	.95	(.21)	(1.49)	(1.70)	10.43	9.73	322	.68	.63		.89		1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52)	—	(.52)	11.18	(9.16)	321	.67	.62		.86		1.62
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371	.68	.62		.92		.91

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	402

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[13]		Ratio of expenses to average net assets after waivers/ reimbursements[2,13]		Net effective expenseratio[2,5,14]		Ratio of net income (loss) to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
6/30/2026[4]	$15.01	$.05	$1.03	$1.08	$(.19)	$(2.17)	$(2.36)	$13.73	7.21%[6]	$1,837	.36%[7]		.36%[7]		.63%[7]		.64%[7]
12/31/2025	14.35	.20	1.36	1.56	(.34)	(.56)	(.90)	15.01	11.45	1,834	.37		.36		.63		1.35
12/31/2024	12.53	.21	2.02	2.23	(.23)	(.18)	(.41)	14.35	18.03	1,903	.41		.36		.63		1.55
12/31/2023	12.51	.20	1.65	1.85	(.21)	(1.62)	(1.83)	12.53	16.17	1,910	.41		.36		.63		1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833	.41		.36		.62		1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41		.36		.64		.96
Class P2:
6/30/2026[4]	14.90	.03	1.04	1.07	(.19)	(2.17)	(2.36)	13.61	7.15 [6]	250	.61	[7]	.61	[7]	.88	[7]	.38	[7]
12/31/2025	14.25	.16	1.35	1.51	(.30)	(.56)	(.86)	14.90	11.17	258	.62		.61		.88		1.10
12/31/2024	12.45	.17	2.01	2.18	(.20)	(.18)	(.38)	14.25	17.69	274	.66		.61		.88		1.29
12/31/2023	12.44	.17	1.64	1.81	(.18)	(1.62)	(1.80)	12.45	15.90	277	.66		.61		.88		1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268	.66		.61		.87		1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66		.61		.89		.70
Managed Risk Asset Allocation Fund
Class P1:
6/30/2026[4,5]	$13.46	$.04	$.95	$.99	$(.23)	$(1.07)	$(1.30)	$13.15	7.38%[6]	$13	.36%[7]		.36%[7]		.69%[7]		.61%[7]
12/31/2025	13.20	.26	1.22	1.48	(.39)	(.83)	(1.22)	13.46	12.01	13	.38		.36		.65		1.96
12/31/2024	11.90	.29	1.45	1.74	(.27)	(.17)	(.44)	13.20	14.90	12	.41		.36		.65		2.28
12/31/2023	12.43	.31	.87	1.18	(.26)	(1.45)	(1.71)	11.90	10.51	10	.41		.36		.66		2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7	.41		.36		.65		1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	—	(.27)	15.33	12.82	7	.41		.36		.66		1.43
Class P2:
6/30/2026[4,5]	13.00	.02	.92	.94	(.22)	(1.07)	(1.29)	12.65	7.28 [6]	1,440	.61	[7]	.61	[7]	.94	[7]	.35	[7]
12/31/2025	12.78	.17	1.22	1.39	(.34)	(.83)	(1.17)	13.00	11.67	1,463	.63		.61		.90		1.30
12/31/2024	11.53	.22	1.44	1.66	(.24)	(.17)	(.41)	12.78	14.63	2,014	.66		.61		.90		1.81
12/31/2023	12.09	.21	.90	1.11	(.22)	(1.45)	(1.67)	11.53	10.23	2,093	.66		.61		.91		1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182	.66		.61		.90		1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812	.66		.61		.91		1.03

Refer to the end of the table(s) for footnote(s).

403	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
excluding mortgage dollar roll transactions[15,16]	June 30, 2026[4,5,6,17]	2025[17]	2024	2023	2022	2021
Capital Income Builder	51%	72%	49%	59%	48%	60%
Asset Allocation Fund	42	72	43	54	42	45
American Funds Global Balanced Fund	27	57	55	43	111	36
The Bond Fund of America	112	159	102	129	77	87
Capital World Bond Fund	36	59	54	110	114	64
American Funds Mortgage Fund	21	65	52	85	56	38
U.S. Government Securities Fund	21	44	43	113	77	126

Portfolio turnover rate for all share classes	Six months ended		Year ended December 31,
including mortgage dollar roll transactions, if any[15,16]	June 30, 2026[4,5,6,17]		2025[17]		2024		2023		2022		2021
Global Growth Fund	32%		45%		41%		29%		29%		18%
SMALLCAP World Fund	82		51		47		36		40		29
Growth Fund	19		27		23		23		29		25
EUPAC Fund	69		63		35		28		42		44
New World Fund	33		49		55		36		40		43
Washington Mutual Investors Fund	15		37		31		29		30		90
U.S. Small and Mid Cap Equity Fund	67		82		4	[4,6,10]
Capital World Growth and Income Fund	25		45		34		29		42		85
Growth-Income Fund	24		27		45		26		25		24
International Growth and Income Fund	36		48		39		38		48		41
Capital Income Builder	58		87		107		149		126		93
Asset Allocation Fund	51		115		129		159		118		124
American Funds Global Balanced Fund	37		86		141		103		126		39
The Bond Fund of America	155		247		398		545		415		456
Capital World Bond Fund	64		106		269		286		188		91
American High-Income Trust	25		39		45		40		34		56
American Funds Mortgage Fund	173		421		644		1053		1141		975
Ultra-Short Bond Fund	—	[18]	—	[18]	—	[18]	—	[18]	—	[18]	—	[18]
U.S. Government Securities Fund	74		253		398		744		695		433
Managed Risk Growth Fund	13		32		14		39		97		32
Managed Risk EUPAC Fund	14		17		11		27		82		24
Managed Risk Washington Mutual Investors Fund	12		22		8		19		70		16
Managed Risk Growth-Income Fund	14		29		13		21		67		13
Managed Risk Asset Allocation Fund	10		15		7		13		48		5

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $0.01.
[9]	Amount less than 0.01%.
[10]	For the period 11/15/2024, commencement of operations, through 12/31/2024.
[11]	Amount less than $1 million.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insurance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Rates exclude in-kind transactions, if any.
[18]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series	404

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the series’ Form N-CSR for the period ended December 31, 2025.

During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Matters submitted for shareholder vote

None

Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

405	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2027. The agreement was amended to add an additional advisory fee breakpoint for Growth Fund when its net assets exceed $55 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

American Funds Insurance Series	406

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series (continued)

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

407	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2027. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2024. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	408

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds (continued)

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses were generally competitive with, and in many cases compared favorably to. those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

409	American Funds Insurance Series

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT Fidelity Institutional AM® Emerging Markets Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	17,785,569.753	91.248%	49.748%
Against	741,334.856	3.804%	2.073%
Abstained/Withheld	964,577.207	4.948%	2.698%
Total	19,491,481.816	100.000%	54.519%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT J.P. Morgan Large Cap Growth Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	16,533,278.700	89.047%	87.062%
Against	1,104,536.001	5.949%	5.816%
Abstained/Withheld	929,126.747	5.004%	4.892%
Total	18,566,941.448	100.000%	97.770%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT BNY Mellon Dynamic U.S. Equity Income Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	53,025,232.834	90.975%	90.393%
Against	2,403,915.899	4.124%	4.098%
Abstained/Withheld	2,856,763.857	4.901%	4.869%
Total	58,285,912.590	100.000%	99.360%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT Putnam International Value Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	16,831,619.531	88.530%	83.687%
Against	880,279.832	4.630%	4.377%
Abstained/Withheld	1,300,599.357	6.840%	6.466%
Total	19,012,498.720	100.000%	94.530%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT Government Money Market Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	2,712,492,990.476	90.752%	78.877%
Against	151,442,331.219	5.067%	4.404%
Abstained/Withheld	124,986,276.532	4.181%	3.634%
Total	2,988,921,598.227	100.000%	86.915%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT Fidelity Institutional AM® Worldwide Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	15,721,210.885	87.507%	86.237%
Against	1,176,669.638	6.549%	6.455%
Abstained/Withheld	1,067,897.227	5.944%	5.857%
Total	17,965,777.750	100.000%	98.549%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT NASDAQ-100 Index Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	16,426,575.582	83.549%	80.997%
Against	1,401,240.710	7.127%	6.909%
Abstained/Withheld	1,833,396.815	9.324%	9.040%
Total	19,661,213.107	100.000%	96.946%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT J.P. Morgan Inflation Managed Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	18,863,289.131	86.774%	77.686%
Against	1,698,940.366	7.815%	6.997%
Abstained/Withheld	1,176,414.122	5.411%	4.844%
Total	21,738,643.619	100.000%	89.527%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT Loomis Short Term Bond Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	125,271,484.393	98.127%	96.696%
Against	1,019,939.225	0.799%	0.787%
Abstained/Withheld	1,371,709.090	1.074%	1.058%
Total	127,663,132.708	100.000%	98.541%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT Blueprint Managed Growth & Income Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	30,891,629.285	88.694%	88.694%
Against	1,582,210.245	4.543%	4.542%
Abstained/Withheld	2,355,701.023	6.763%	6.763%
Total	34,829,540.553	100.000%	99.999%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT International Index Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	54,670,458.694	92.374%	90.063%
Against	788,942.185	1.333%	1.300%
Abstained/Withheld	3,724,706.300	6.293%	6.135%
Total	59,184,107.179	100.000%	97.498%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT Investor Destinations Capital Appreciation Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	85,160,102.259	91.149%	91.123%
Against	2,671,641.799	2.860%	2.858%
Abstained/Withheld	5,598,130.084	5.991%	5.990%
Total	93,429,874.142	100.000%	99.971%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers structure for the NVIT BNY Mellon Dynamic U.S. Core Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	73,465,147.325	87.853%	87.116%
Against	4,656,403.089	5.569%	5.521%
Abstained/Withheld	5,501,528.092	6.578%	6.523%
Total	83,623,078.506	100.000%	99.160%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT International Equity Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	24,351,636.305	89.214%	85.421%
Against	1,655,668.688	6.066%	5.807%
Abstained/Withheld	1,288,610.987	4.720%	4.520%
Total	27,295,915.980	100.000%	95.748%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT Invesco Small Cap Growth Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	10,645,546.000	85.448%	72.866%
Against	530,180.962	4.256%	3.628%
Abstained/Withheld	1,282,810.735	10.296%	8.780%
Total	12,458,537.697	100.000%	85.274%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT Victory Mid Cap Value Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	51,310,433.056	92.062%	88.238%
Against	1,939,661.859	3.481%	3.335%
Abstained/Withheld	2,484,612.772	4.457%	4.272%
Total	55,734,707.687	100.000%	95.845%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT Jacobs Levy Large Cap Growth Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	50,865,713.643	88.736%	87.712%
Against	2,930,014.505	5.111%	5.053%
Abstained/Withheld	3,527,415.179	6.153%	6.082%
Total	57,323,143.327	100.000%	98.847%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT S&P 500 Index Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	386,913,385.217	88.600%	88.560%
Against	20,233,587.979	4.633%	4.631%
Abstained/Withheld	29,553,034.101	6.767%	6.764%
Total	436,700,007.297	100.000%	99.955%

A special meeting of shareholders was held on March 24, 2026 to approve the use of a “manager of managers” structure for the NVIT Strategic Income Fund. The tabulation of votes is included below:

	Shares Voted	% of Voted	% of Total
For	45,730,825.894	89.976%	88.969%
Against	2,589,736.197	5.096%	5.038%
Abstained/Withheld	2,505,065.350	4.928%	4.873%
Total	50,825,627.441	100.000%	98.880%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

16(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 9, 2026 are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

16(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)      Not required for this filing.
(a)(2)      Not applicable.
(a)(3)      The certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
section302
(a)(4)      Not applicable to open-end investment companies.
(a)(5)      Not applicable to open-end investment companies.
(b)           The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.
                section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                   ___ /s/ David Majewski _______
Name:    David Majewski
Title:      Principal Financial Officer
Date:      August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                                NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                   ___/s/ Joseph N. Aniano ______
Name:    Joseph N. Aniano
Title:      Principal Executive Officer
Date:      August 19, 2026

By (Signature and Title)*                   ___/s/ David Majewski _______
Name:    David Majewski
Title:      Principal Financial Officer
Date:      August 19, 2026

* Print the name and title of each signing officer under his or her signature.